As filed with the Securities and Exchange Commission on June 28, 2018

Securities Act File No. 2-95973

Investment Company Act File No. 811-4236

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 281	☒

and/or

REGISTRATION STATEMENT

UNDER THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 282	☒
(Check appropriate box or boxes)

JPMORGAN TRUST II

(Exact Name of Registrant Specified in Charter)

270 Park Avenue

New York, New York, 10017

(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code: (800) 480-4111

Frank J. Nasta, Esq.

J.P. Morgan Investment Management Inc.

270 Park Avenue

New York, NY 10017

(Name and Address of Agent for Service)

With copies to:

Jessica K. Ditullio, Esq.	Jon S. Rand, Esq.
JPMorgan Chase & Co.	Dechert LLP
1111 Polaris Parkway	1095 Avenue of the Americas
Columbus, OH 43240	New York, NY 10036

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☒	on July 1, 2018 pursuant to paragraph (b).
☐	on (date) pursuant to paragraph (a)(1).
☐	on (date) pursuant to paragraph (a)(2).

If appropriate, check the following box:

☐	The post-effective amendment designates a new effective date for a previously filed post-effective amendment.

J.P. MORGAN INCOME FUNDS

JPMorgan Core Bond Fund

(All Share Classes)

(a series of JPMorgan Trust II)

Supplement dated July 1, 2018

to the Prospectuses, Summary Prospectuses and

Statement of Additional Information dated July 1, 2018, as supplemented

Portfolio Manager Change. Peter Simons has announced his intention to leave J.P. Morgan Investment Management Inc. (“JPMIM”), effective June 15, 2019 and will cease acting as a portfolio manager for the JPMorgan Core Bond Fund, effective December 31, 2018. Mr. Simons will continue with his duties until such date.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUSES, SUMMARY PROSPECTUSES AND

STATEMENTS OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

SUP-CB-PM-718

Prospectus
J.P. Morgan Income Funds
Class A, Class C, Class I & Class L Shares
July 1, 2018
JPMorgan Core Bond Fund
Class/Ticker: A/PGBOX; C/OBOCX; I/WOBDX
JPMorgan Core Plus Bond Fund
Class/Ticker: A/ONIAX; C/OBDCX; I/HLIPX; L/JCBIX*
JPMorgan Corporate Bond Fund
Class/Ticker: A/CBRAX; C/CBRCX; I/CBFSX
JPMorgan Emerging Markets Corporate Debt Fund
Class/Ticker: A/JEMAX; C/JEFMX; I/JEDSX
JPMorgan Emerging Markets Debt Fund
Class/Ticker: A/JEDAX; C/JEDCX; I/JEMDX
JPMorgan Government Bond Fund
Class/Ticker: A/OGGAX; C/OGVCX; I/HLGAX
JPMorgan High Yield Fund
Class/Ticker: A/OHYAX; C/OGHCX; I/OHYFX
JPMorgan Income Fund
Class/Ticker: A/JGIAX; C/JGCGX; I/JMSIX
JPMorgan Inflation Managed Bond Fund
Class/Ticker: A/JIMAX; C/JIMCX; I/JRBSX
JPMorgan Limited Duration Bond Fund
Class/Ticker: A/ONUAX; C/OGUCX; I/HLGFX
JPMorgan Mortgage-Backed Securities Fund
Class/Ticker: A/OMBAX; C/OBBCX; I/OMBIX
JPMorgan Short Duration Bond Fund
Class/Ticker: A/OGLVX; C/OSTCX; I/HLLVX
JPMorgan Short Duration Core Plus Fund
(formerly JPMorgan Short Duration High Yield Fund)
Class/Ticker: A/JSDHX; C/JSDCX; I/JSDSX
JPMorgan Strategic Income Opportunities Fund
Class/Ticker: A/JSOAX; C/JSOCX; I/JSOSX
JPMorgan Total Return Fund
Class/Ticker: A/JMTAX; C/JMTCX; I/JMTSX
JPMorgan Unconstrained Debt Fund
Class/Ticker: A/JSIAX; C/JINCX; I/JSISX

*	Closed to new investors.
The Securities and Exchange Commission and the Commodity Futures Trading Commission have not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

JPMorgan Core Bond Fund
Class/Ticker: A/PGBOX; C/OBOCX; I/WOBDX
What is the goal of the Fund?
The Fund seeks to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.
Fees and Expenses of the Fund
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the J.P. Morgan Funds. More information about these and other discounts is available from your financial intermediary and in “Investing with J.P. Morgan Funds — SALES CHARGES AND FINANCIAL INTERMEDIARY COMPENSATION” on page 144 and in “Financial Intermediary-Specific Sales Charge Waivers” in Appendix A of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” in Appendix A to Part II of the Statement of Additional Information. You may be required to pay a commission to your Financial Intermediary for purchases of Class I Shares. Such commissions are not reflected in the tables or the example below.
SHAREHOLDER FEES (Fees paid directly from your investment)
	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases as a % of the Offering Price	3.75%	NONE	NONE
Maximum Deferred Sales Charge (Load) as a % of Original Cost of the Shares	NONE	1.00%	NONE
	(under $1 million)
ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class I
Management Fees	0.30%	0.30%	0.30%
Distribution (Rule 12b-1) Fees	0.25	0.75	NONE
Other Expenses	0.37	0.36	0.36
Service Fees	0.25	0.25	0.25
Remainder of Other Expenses	0.12	0.11	0.11
Total Annual Fund Operating Expenses	0.92	1.41	0.66
Fee Waivers and/or Expense Reimbursements[1]	(0.17)	(0.01)	(0.16)
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[1]	0.75	1.40	0.50
1	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 0.75%, 1.40% and 0.50% of the average daily net assets of Class A, Class C and Class I Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 6/30/19, at which time the adviser and/or its affiliates will determine whether to renew or revise them.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 6/30/19 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	449	641	849	1,449
CLASS C SHARES ($)	243	445	770	1,690
CLASS I SHARES ($)	51	195	352	807

July 1, 2018  |  1

JPMorgan Core Bond Fund (continued)
IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	449	641	849	1,449
CLASS C SHARES ($)	143	445	770	1,690
CLASS I SHARES ($)	51	195	352	807
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 26% of the average value of its portfolio.
What are the Fund’s main investment strategies?
The Fund is designed to maximize total return by investing in a portfolio of investment grade intermediate- and long-term debt securities. As part of its main investment strategy, the Fund may principally invest in corporate bonds, U.S. treasury obligations including treasury coupon strips and treasury principal strips, and other U.S. government and agency securities, and asset-backed, mortgage-related and mortgage-backed securities. Mortgage-related and mortgage-backed securities may be structured as collateralized mortgage obligations (agency and non-agency), stripped mortgage-backed securities, commercial mortgage-backed securities, mortgage pass-through securities and cash and cash equivalents. These securities may be structured such that payments consist of interest-only (IO), principal-only (PO) or principal and interest.
As a matter of fundamental policy, the Fund will invest at least 80% of its Assets in bonds. For purposes of this policy, “Assets” means net assets plus the amount of borrowings for investment purposes. Generally, such bonds will have intermediate to long maturities. The Fund’s average weighted maturity will ordinarily range between four and 12 years. The Fund may have a longer or shorter average weighted maturity under certain market conditions and the Fund may shorten or lengthen its average weighted maturity if deemed appropriate for temporary defensive purposes. Because of the Fund’s holdings in asset-backed, mortgage-backed and similar securities, the Fund’s average weighted maturity is equivalent to the average weighted maturity of the cash flows in the securities held by the Fund given certain prepayment assumptions (also known as weighted average life).
Securities will be rated investment grade (or the unrated equivalent) at the time of purchase. In addition, all securities will be U.S. dollar-denominated although they may be issued by a foreign corporation or a U.S. affiliate of a foreign corporation or a foreign government or its agencies and instrumentalities. The adviser may invest a significant portion or all of its assets in mortgage-related and mortgage-backed securities in the adviser’s discretion. The Fund expects to invest no more than 10% of its assets in “sub-prime” mortgage-related securities at the time of purchase.
The adviser buys and sells securities and investments for the Fund based on its view of individual securities and market sectors. Taking a long-term approach, the adviser looks for individual fixed income investments that it believes will perform well over market cycles. The adviser is value oriented and makes decisions to purchase and sell individual securities and instruments after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, duration, liquidity, legal provisions and the structure of the transaction.
The Fund’s Main Investment Risks
The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular instruments or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.
The Fund is subject to the main risks noted below, any of which may adversely affect the Fund’s performance and ability to meet its investment objective.
General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, terrorism, regulatory events and government controls.
Interest Rate Risk. The Fund’s investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may invest in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate securities may decline if their

2  |   J.P. Morgan Income Funds

interest rates do not rise as quickly, or as much, as general interest rates. Given that the Federal Reserve has begun to raise interest rates, the Fund may face a heightened level of interest rate risk.
Credit Risk. The Fund’s investments are subject to the risk that issuers and/or counterparties will fail to make payments when due or default completely. Prices of the Fund’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Fund’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), or the Federal Home Loan Mortgage Corporation (Freddie Mac)). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government-related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government-related organizations may not have the funds to meet their payment obligations in the future.
Asset-Backed, Mortgage-Related and Mortgage-Backed Securities Risk. The Fund may invest in asset-backed, mortgage-related and mortgage-backed securities including so-called “sub-prime” mortgages that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In periods of rising interest rates, the Fund may be subject to extension risk, and may receive principal later than expected. As a result, in periods of rising interest rates, the Fund may exhibit additional volatility. During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, such securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.
Collateralized mortgage obligations (CMOs) and stripped mortgage-backed securities, including those structured as IOs and POs, are more volatile and may be more sensitive to the rate of prepayments than other mortgage-related securities. The risk of default, as described under “Credit Risk”, for “sub-prime” mortgages is generally higher than other types of mortgage-backed securities. The structure of some of these securities may be complex and there may be less available information than other types of debt securities.
Prepayment Risk. The issuer of certain securities may repay principal in advance, especially when yields fall. Changes in the rate at which prepayments occur can affect the return on investment of these securities. When debt obligations are prepaid or when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher coupons, resulting in an unexpected capital loss.
Foreign Issuer Risks. U.S. dollar-denominated securities of foreign issuers or U.S. affiliates of foreign issuers may be subject to additional risks not faced by domestic issuers. These risks include political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, and regulatory issues facing issuers in such foreign countries. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.
Geographic Focus Risk. The Fund may focus its investments in one or more regions or small groups of countries. As a result, the Fund’s performance may be subject to greater volatility than a more geographically diversified fund.
Industry and Sector Focus Risk. At times, the Fund may increase the relative emphasis of its investments in a particular industry or sector. The prices of securities of issuers in a particular industry or sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the Fund increases the relative emphasis of its investments in a particular industry or sector, its shares’ values may fluctuate in response to events affecting that industry or sector.
Transactions Risk. The Fund could experience a loss and its liquidity may be negatively impacted when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices. Similarly, large purchases of Fund shares may adversely
July 1, 2018  |  3

JPMorgan Core Bond Fund (continued)
affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.
You could lose money investing in the Fund.
The Fund’s Past Performance
This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class I Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns for the past one year, five years, and ten years. The table compares that performance to the Bloomberg Barclays U.S. Aggregate Index and the Lipper Core Bond Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
YEAR-BY-YEAR RETURNS — CLASS I SHARES
Best Quarter	3rd quarter, 2009	3.81%
Worst Quarter	4th quarter, 2016	-3.11%
The Fund’s year-to-date total return through 3/31/18 was -1.27%.
AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2017)
	Past 1 Year	Past 5 Years	Past 10 Years
CLASS I SHARES
Return Before Taxes	3.81%	2.01%	4.30%
Return After Taxes on Distributions	2.57	0.84	2.94
Return After Taxes on Distributions and Sale of Fund Shares	2.19	1.02	2.80
CLASS A SHARES
Return Before Taxes	-0.36	1.05	3.72
CLASS C SHARES
Return Before Taxes	1.88	1.16	3.44
Bloomberg Barclays U.S. Aggregate Index
(Reflects No Deduction for Fees, Expenses, or Taxes)	3.54	2.10	4.01
Lipper Core Bond Funds Index
(Reflects No Deduction for Taxes)	3.95	2.35	4.16
After-tax returns are shown for only the Class I Shares and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Management
J.P. Morgan Investment Management Inc.
Portfolio Manager	Managed Fund Since	Primary Title with Investment Adviser
Barbara Miller	2015	Managing Director
Richard Figuly	2015	Managing Director
Peter Simons	2016	Managing Director
Purchase and Sale of Fund Shares
Purchase minimums
For Class A and Class C Shares
To establish an account	$1,000
To add to an account	$50
For Class I Shares
To establish an account	$1,000,000
To add to an account	No minimum levels
In general, you may purchase or redeem shares on any business day:

4  |   J.P. Morgan Income Funds

•	Through your Financial Intermediary
•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528
•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111
Tax Information
The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
July 1, 2018  |  5

JPMorgan Core Plus Bond Fund
Class/Ticker: A/ONIAX; C/OBDCX; I/HLIPX
What is the goal of the Fund?
The Fund seeks a high level of current income by investing primarily in a diversified portfolio of high-, medium- and low-grade debt securities.
Fees and Expenses of the Fund
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the J.P. Morgan Funds. More information about these and other discounts is available from your financial intermediary and in “Investing with J.P. Morgan Funds — SALES CHARGES AND FINANCIAL INTERMEDIARY COMPENSATION” on page 144 and in “Financial Intermediary-Specific Sales Charge Waivers” in Appendix A of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” in Appendix A to Part II of the Statement of Additional Information. You may be required to pay a commission to your Financial Intermediary for purchases of Class I Shares. Such commissions are not reflected in the tables or the example below.
SHAREHOLDER FEES (Fees paid directly from your investment)
	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases as a % of the Offering Price	3.75%	NONE	NONE
Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares	NONE	1.00%	NONE
	(under $1 million)
“Acquired Fund Fees and Expenses” are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, including affiliated money market funds, other mutual funds, exchange-traded funds and business development companies. The impact of Acquired Fund Fees and Expenses is included in the total returns of the Fund. Acquired Fund Fees and Expenses are not direct costs of the Fund, are not used to calculate the Fund’s net asset value per share and are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Fund’s prospectus.
ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class I
Management Fees	0.30%	0.30%	0.30%
Distribution (Rule 12b-1) Fees	0.25	0.75	NONE
Other Expenses	0.37	0.36	0.37
Service Fees	0.25	0.25	0.25
Remainder of Other Expenses	0.12	0.11	0.12
Acquired Fund Fees and Expenses	0.01	0.01	0.01
Total Annual Fund Operating Expenses	0.93	1.42	0.68
Fee Waivers and/or Expense Reimbursements[1]	(0.18)	(0.02)	(0.22)
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[1]	0.75	1.40	0.46
1	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 0.75%, 1.40% and 0.46% of the average daily net assets of Class A, Class C and Class I Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 6/30/19, at which time the adviser and/or its affiliates will determine whether to renew or revise them.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 6/30/19 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
6   |  J.P. Morgan Income Funds

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	449	643	853	1,459
CLASS C SHARES ($)	243	447	774	1,700
CLASS I SHARES ($)	47	195	357	826

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	449	643	853	1,459
CLASS C SHARES ($)	143	447	774	1,700
CLASS I SHARES ($)	47	195	357	826
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 42% of the average value of its portfolio.
What are the Fund’s main investment strategies?
As part of its main investment strategy, the Fund may principally invest in corporate bonds, U.S. treasury obligations and other U.S. government and agency securities, and asset-backed, mortgage-related and mortgage-backed securities. The Fund also may invest in bonds, convertible securities, preferred stock, loan participations and assignments (Loans) and commitments to loan assignments (Unfunded Commitments), and foreign and emerging market debt securities rated below investment grade (i.e., high yield or junk bonds) or the unrated equivalent.
As a matter of fundamental policy, the Fund will invest at least 80% of its Assets in bonds. For purposes of this policy, “Assets” means net assets plus the amount of borrowings for investment purposes. The Fund’s average weighted maturity will ordinarily range between five and twenty years. The Fund may have a longer or shorter average weighted maturity under certain market conditions and the Fund may shorten or lengthen its average weighted maturity if deemed appropriate for temporary defensive purposes. Because of the Fund’s holdings in asset-backed, mortgage-backed and similar securities, the Fund’s average weighted maturity is equivalent to the average weighted maturity of the cash flows in the securities held by the Fund given certain prepayment assumptions (also known as weighted average life).
The adviser will invest across the credit spectrum to provide the Fund exposure to various credit rating categories. Under normal conditions, at least 65% of the Fund’s total assets must be invested in securities that, at the time of purchase, are rated investment grade by a nationally recognized statistical rating organization or in securities that are unrated but are deemed by the adviser to be of comparable quality. The balance of the Fund’s assets are not required to meet any minimum quality rating although the Fund will not, under normal circumstances, invest more than 35% of its total assets in below investment grade securities (or the unrated equivalent). Such securities may include so called “distressed debt”. Distressed debt includes securities of issuers experiencing financial or operating difficulties, securities where the issuer has defaulted in the payment of interest or principal or in the performance of its covenants or agreements, securities of issuers that may be involved in bankruptcy proceedings, reorganizations or financial restructurings or securities of issuers operating in troubled industries.
The Fund may also invest in loan assignments and participations (Loans) and commitments to purchase loan assignments (Unfunded Commitments) including below investment grade Loans and Unfunded Commitments. Loans will typically consist of senior floating rate loans (Senior Loans), but may also included secured and unsecured loans, second lien loans or more junior (Junior Loans) and bridge loans. Loans may be issued by obligors in the U.S. or in foreign or emerging markets.
The Fund may invest a significant portion of all of its assets in mortgage-related and mortgage-backed securities at the adviser’s discretion. Mortgage-related and mortgage-backed securities may be structured as collateralized mortgage obligations (agency and non-agency), stripped mortgage-backed securities (interest-only or principal-only), commercial mortgage-backed securities, mortgage pass-through securities and cash and cash equivalents. The Fund expects to invest no more than 10% of its assets in “sub-prime” mortgage-related securities at the time of purchase. The Fund may also enter into “dollar rolls” in which the Fund sells mortgage-backed securities and at the same time contracts to buy back very similar securities on a future date.
Up to 35% of the Fund’s net assets may be invested in foreign securities, including securities denominated in foreign currencies (some of which may be below investment grade securities). Foreign securities include securities issued by foreign governments or their agencies and instrumentalities and companies that are incorporated outside the United States, including securities from issuers in countries whose economies are less developed (emerging markets). The Fund’s investments in below investment grade securities or the unrated equivalent including below investment grade foreign securities will not, under normal circumstances, exceed more than 35% of the Fund’s total assets.
July 1, 2018  |  7

JPMorgan Core Plus Bond Fund (continued)
In addition to direct investments in securities, derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps and forward contracts as tools in the management of portfolio assets.
The Fund may use derivatives to hedge various investments, for risk management and/or to increase income or gain to the Fund. In addition to the mortgage dollar rolls as described above, the Fund may utilize other relative value strategies involving credit-oriented trades, combinations of derivatives, and combinations of derivatives and fixed income securities. The Fund may also utilize foreign currency derivatives such as currency forwards to hedge its non-dollar investments back to the U.S. dollar or use such derivatives to gain or adjust exposure to particular foreign securities, markets or currencies.
The adviser allocates the Fund’s assets among a range of sectors based on strategic positioning and other tactical considerations. In buying and selling investments for the Fund, the adviser looks for market sectors and individual securities that it believes will perform well over time. The adviser selects individual securities after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, currency risk, legal provisions and the structure of the transactions. With respect to the high yield portion of the Fund, the adviser focuses on value in choosing securities for the Fund by looking at individual securities against the context of broader market factors.
The Fund’s Main Investment Risks
The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular instruments or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.
The Fund is subject to the main risks noted below, any of which may adversely affect the Fund’s performance and ability to meet its investment objective.
General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, terrorism, regulatory events and government controls.
Interest Rate Risk. The Fund’s investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may invest in variable and floating rate Loans and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate Loans and other securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Given that the Federal Reserve has begun to raise interest rates, the Fund may face a heightened level of interest rate risk.
Credit Risk. The Fund’s investments are subject to the risk that issuers and/or counterparties will fail to make payments when due or default completely. Prices of the Fund’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Fund’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), or the Federal Home Loan Mortgage Corporation (Freddie Mac)). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government-related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government-related organizations may not have the funds to meet their payment obligations in the future.

8  |   J.P. Morgan Income Funds

Foreign Securities and Emerging Markets Risk. Investments in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, currency fluctuations, liquidity risks, and less stringent investor protection and disclosure standards of foreign markets. In certain markets where securities and other instruments are not traded “delivery versus payment,” the Fund may not receive timely payment for securities or other instruments it has delivered or receive delivery of securities paid for and may be subject to increased risk that the counterparty will fail to make payments or delivery when due or default completely.
Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. These risks are magnified in countries in “emerging markets.” Emerging market countries typically have less-established market economies than developed countries and may face greater social, economic, regulatory and political uncertainties. In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers.
Geographic Focus Risk. The Fund may focus its investments in one or more regions or small groups of countries. As a result, the Fund’s performance may be subject to greater volatility than a more geographically diversified fund.
Sovereign Debt Risk. The Fund may invest in securities issued or guaranteed by foreign governmental entities (known as sovereign debt securities). These investments are subject to the risk of payment delays or defaults, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, large debt positions relative to the country’s economy or failure to implement economic reforms. There is no legal or bankruptcy process for collecting sovereign debt.
Currency Risk. Changes in foreign currency exchange rates will affect the value of the Fund’s securities and the price of the Fund’s shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment impacted by that currency loses value because that currency is worth less U.S. dollars. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets, may be riskier than other types of investments and may increase the volatility of the Fund. Although the Fund may attempt to hedge its currency exposure into the U.S. dollar, it may not be successful in reducing the effects of currency fluctuations. The Fund may also hedge from one foreign currency to another. In addition, the Fund’s use of currency hedging may not be successful and the use of such strategies may lower the Fund’s potential returns.
Asset-Backed, Mortgage-Related and Mortgage-Backed Securities Risk. The Fund may invest in asset-backed, mortgage-related and mortgage-backed securities including so-called “sub-prime” mortgages that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In periods of rising interest rates, the Fund may be subject to extension risk, and may receive principal later than expected. As a result, in periods of rising interest rates, the Fund may exhibit additional volatility. During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, such securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.
Collateralized mortgage obligations (CMOs) and stripped mortgage-backed securities, including those structured as interest-only (IOs) and principal-only (POs), are more volatile and may be more sensitive to the rate of prepayments than other mortgage-related securities. The risk of default, as described under “Credit Risk”, for “sub-prime” mortgages is generally higher than other types of mortgage-backed securities. The structure of some of these securities may be complex and there may be less available information than other types of debt securities.
Prepayment Risk. The issuer of certain securities may repay principal in advance, especially when yields fall. Changes in the rate at which prepayments occur can affect the return on investment of these securities. When debt obligations are prepaid or when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher coupons, resulting in an unexpected capital loss.
High Yield Securities and Loan Risk. The Fund invests in instruments including junk bonds, Loans and instruments that are issued by companies that are highly leveraged, less creditworthy or financially distressed. These investments are considered to be speculative and may be subject to greater risk of loss, greater sensitivity to economic changes, valuation difficulties and potential illiquidity. Such investments may be subject to additional risks including subordination to other creditors, no collateral or limited rights in collateral, lack of a regular trading market, extended settlement periods, liquidity risks, prepayment risks, potentially less protection under the
July 1, 2018  |  9

JPMorgan Core Plus Bond Fund (continued)
federal securities laws and lack of publicly available information. The Fund will not have direct recourse against the issuer of a loan participation. Loans that are deemed to be liquid at the time of purchase may become illiquid.
No active trading market may exist for some Loans and other instruments and certain investments may be subject to restrictions on resale. In addition, the settlement period for Loans is uncertain as there is no standardized settlement schedule applicable to such investments. Certain Loans may take more than seven days to settle. The inability to dispose of the Fund’s securities and other investments in a timely fashion could result in losses to the Fund. Because some instruments may have a more limited secondary market, liquidity and valuation risk is more pronounced for the Fund than for funds that invest primarily in other types of fixed income instruments or equity securities. When Loans and other instruments are prepaid, the Fund may have to reinvest in instruments with a lower yield or fail to recover additional amounts (i.e., premiums) paid for these instruments, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Certain Loans may not be considered securities under the federal securities laws and, therefore, investments in such Loans may not be subject to certain protections under those laws. In addition, the adviser may not have access to material non-public information to which other investors may have access.
Derivatives Risk. Derivatives, including futures contracts, options, swaps, credit default swaps, forward contracts and currency forwards, may be riskier than other types of investments and may increase the volatility of the Fund. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s original investment. Derivatives expose the Fund to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligations (and includes credit risk associated with the counterparty). Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund to risks of mispricing or improper valuation. Certain of the Fund’s transactions in derivatives could also affect the amount, timing and character of distributions to shareholders which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns.
Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredict-
ably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.
Convertible Securities Risk. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities.
Industry and Sector Focus Risk. At times, the Fund may increase the relative emphasis of its investments in a particular industry or sector. The prices of securities of issuers in a particular industry or sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the Fund increases the relative emphasis of its investments in a particular industry or sector, its shares’ values may fluctuate in response to events affecting that industry or sector.
Transactions Risk. The Fund could experience a loss and its liquidity may be negatively impacted when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices. Similarly, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.
You could lose money investing in the Fund.
The Fund’s Past Performance
This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class I Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns for the past one year, five years, and ten years. The table compares that performance to the Bloomberg Barclays U.S. Aggregate Index and the Lipper Core Plus Bond Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an

10  |   J.P. Morgan Income Funds

indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
YEAR-BY-YEAR RETURNS — CLASS I SHARES
Best Quarter	2nd quarter, 2009	6.03%
Worst Quarter	3rd quarter, 2008	-3.20%
The Fund’s year-to-date total return through 3/31/18 was -1.25%.
AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2017)
	Past 1 Year	Past 5 Years	Past 10 Years
CLASS I SHARES
Return Before Taxes	4.26%	2.92%	4.96%
Return After Taxes on Distributions	2.99	1.45	3.30
Return After Taxes on Distributions and Sale of Fund Shares	2.40	1.58	3.17
CLASS A SHARES
Return Before Taxes	0.15	1.99	4.41
CLASS C SHARES
Return Before Taxes	2.37	2.11	4.14
Bloomberg Barclays U.S. Aggregate Index
(Reflects No Deduction for Fees, Expenses, or Taxes)	3.54	2.10	4.01
Lipper Core Plus Bond Funds Index
(Reflects No Deduction for Taxes)	4.62	2.61	4.81
After-tax returns are shown for only the Class I Shares and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Management
J.P. Morgan Investment Management Inc.
Portfolio Manager	Managed Fund Since	Primary Title with Investment Adviser
Steven Lear	2013	Managing Director
Richard Figuly	2006	Managing Director
J. Andrew Norelli	2014	Managing Director
Purchase and Sale of Fund Shares
Purchase minimums
For Class A and Class C Shares
To establish an account	$1,000
To add to an account	$50
For Class I Shares
To establish an account	$1,000,000
To add to an account	No minimum levels
In general, you may purchase or redeem shares on any business day:
•	Through your Financial Intermediary
•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528
•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111
Tax Information
The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
July 1, 2018  |  11

JPMorgan Core Plus Bond Fund
Class/Ticker: L/JCBIX
Formerly, Institutional Class Shares. Currently, Class L Shares of the Fund are publicly offered only on a limited basis (see “Investing with J.P. Morgan Funds — LIMITED OFFERING OF THE CLASS L SHARES” in the prospectus for more information.)
What is the goal of the Fund?
The Fund seeks a high level of current income by investing primarily in a diversified portfolio of high-, medium- and low-grade debt securities.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
“Acquired Fund Fees and Expenses” are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, including affiliated money market funds, other mutual funds, exchange-traded funds and business development companies. The impact of Acquired Fund Fees and Expenses is included in the total returns of the Fund. Acquired Fund Fees and Expenses are not direct costs of the Fund, are not used to calculate the Fund’s net asset value per share and are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Fund’s prospectus.
ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Class L
Management Fees	0.30%
Distribution (Rule 12b-1) Fees	NONE
Other Expenses	0.21
Service Fees	0.10
Remainder of Other Expenses	0.11
Acquired Fund Fees and Expenses	0.01
Total Annual Fund Operating Expenses	0.52
Fee Waivers and/or Expense Reimbursements[1]	(0.03)
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[1]	0.49
1	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 0.49% of the average daily net assets of the Class L Shares. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s invest-
ment in such money market funds. These waivers are in effect through 6/30/19, at which time the adviser and/or its affiliates will determine whether to renew or revise them.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 6/30/19 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS L SHARES ($)	50	164	288	650
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 42% of the average value of its portfolio.
What are the Fund’s main investment strategies?
As part of its main investment strategy, the Fund may principally invest in corporate bonds, U.S. treasury obligations and other U.S. government and agency securities, and asset-backed, mortgage-related and mortgage-backed securities. The Fund also may invest in bonds, convertible securities, preferred stock, loan participations and assignments (Loans) and commitments to loan assignments (Unfunded Commitments), and foreign and emerging market debt securities rated below investment grade (i.e., high yield or junk bonds) or the unrated equivalent.
As a matter of fundamental policy, the Fund will invest at least 80% of its Assets in bonds. For purposes of this policy, “Assets” means net assets plus the amount of borrowings for investment purposes. The Fund’s average weighted maturity will ordinarily range between five and twenty years. The Fund may have a longer or shorter average weighted maturity under certain market conditions and the Fund may shorten or lengthen its average weighted maturity if deemed appropriate for temporary defensive purposes. Because of the Fund’s holdings in asset-backed, mortgage-backed and similar securities, the
12  |   J.P. Morgan Income Funds

Fund’s average weighted maturity is equivalent to the average weighted maturity of the cash flows in the securities held by the Fund given certain prepayment assumptions (also known as weighted average life).
The adviser will invest across the credit spectrum to provide the Fund exposure to various credit rating categories. Under normal conditions, at least 65% of the Fund’s total assets must be invested in securities that, at the time of purchase, are rated investment grade by a nationally recognized statistical rating organization or in securities that are unrated but are deemed by the adviser to be of comparable quality. The balance of the Fund’s assets are not required to meet any minimum quality rating although the Fund will not, under normal circumstances, invest more than 35% of its total assets in below investment grade securities (or the unrated equivalent). Such securities may include so called “distressed debt”. Distressed debt includes securities of issuers experiencing financial or operating difficulties, securities where the issuer has defaulted in the payment of interest or principal or in the performance of its covenants or agreements, securities of issuers that may be involved in bankruptcy proceedings, reorganizations or financial restructurings or securities of issuers operating in troubled industries.
The Fund may also invest in loan assignments and participations (Loans) and commitments to purchase loan assignments (Unfunded Commitments) including below investment grade Loans and Unfunded Commitments. Loans will typically consist of senior floating rate loans (Senior Loans), but may also included secured and unsecured loans, second lien loans or more junior (Junior Loans) and bridge loans. Loans may be issued by obligors in the U.S. or in foreign or emerging markets.
The Fund may invest a significant portion of all of its assets in mortgage-related and mortgage-backed securities at the adviser’s discretion. Mortgage-related and mortgage-backed securities may be structured as collateralized mortgage obligations (agency and non-agency), stripped mortgage-backed securities (interest-only or principal-only), commercial mortgage-backed securities, mortgage pass-through securities and cash and cash equivalents. The Fund expects to invest no more than 10% of its assets in “sub-prime” mortgage-related securities at the time of purchase. The Fund may also enter into “dollar rolls” in which the Fund sells mortgage-backed securities and at the same time contracts to buy back very similar securities on a future date.
Up to 35% of the Fund’s net assets may be invested in foreign securities, including securities denominated in foreign currencies (some of which may be below investment grade securities). Foreign securities include securities issued by foreign governments or their agencies and instrumentalities and companies that are incorporated outside the United States, including securities from issuers in countries whose economies are less developed (emerging markets). The Fund’s investments in below investment grade securities or the unrated equivalent including below investment grade foreign securities will not, under normal circumstances, exceed more than 35% of the Fund’s total assets.
In addition to direct investments in securities, derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps and forward contracts as tools in the management of portfolio assets.
The Fund may use derivatives to hedge various investments, for risk management and/or to increase income or gain to the Fund. In addition to the mortgage dollar rolls as described above, the Fund may utilize other relative value strategies involving credit-oriented trades, combinations of derivatives, and combinations of derivatives and fixed income securities. The Fund may also utilize foreign currency derivatives such as currency forwards to hedge its non-dollar investments back to the U.S. dollar or use such derivatives to gain or adjust exposure to particular foreign securities, markets or currencies.
The adviser allocates the Fund’s assets among a range of sectors based on strategic positioning and other tactical considerations. In buying and selling investments for the Fund, the adviser looks for market sectors and individual securities that it believes will perform well over time. The adviser selects individual securities after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, currency risk, legal provisions and the structure of the transactions. With respect to the high yield portion of the Fund, the adviser focuses on value in choosing securities for the Fund by looking at individual securities against the context of broader market factors.
The Fund’s Main Investment Risks
The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular instruments or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.
The Fund is subject to the main risks noted below, any of which may adversely affect the Fund’s performance and ability to meet its investment objective.
General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions
July 1, 2018  |  13

JPMorgan Core Plus Bond Fund (continued)
in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, terrorism, regulatory events and government controls.
Interest Rate Risk. The Fund’s investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may invest in variable and floating rate Loans and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate Loans and other securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Given that the Federal Reserve has begun to raise interest rates, the Fund may face a heightened level of interest rate risk.
Credit Risk. The Fund’s investments are subject to the risk that issuers and/or counterparties will fail to make payments when due or default completely. Prices of the Fund’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Fund’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), or the Federal Home Loan Mortgage Corporation (Freddie Mac)). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government-related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government-related organizations may not have the funds to meet their payment obligations in the future.
Foreign Securities and Emerging Markets Risk. Investments in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, currency fluctuations, liquidity risks, and less stringent investor protection and disclosure standards of foreign markets. In certain markets where securities and other instruments are not traded “delivery versus payment,” the Fund may not receive timely payment for securities or other instruments it has delivered or receive delivery of securities paid for and may be subject to increased risk that the counterparty will fail to make payments or delivery when due or default completely.
Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. These risks are magnified in countries in “emerging markets.” Emerging market countries typically have less-established market economies than developed countries and may face greater social, economic, regulatory and political uncertainties. In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers.
Geographic Focus Risk. The Fund may focus its investments in one or more regions or small groups of countries. As a result, the Fund’s performance may be subject to greater volatility than a more geographically diversified fund.
Sovereign Debt Risk. The Fund may invest in securities issued or guaranteed by foreign governmental entities (known as sovereign debt securities). These investments are subject to the risk of payment delays or defaults, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, large debt positions relative to the country’s economy or failure to implement economic reforms. There is no legal or bankruptcy process for collecting sovereign debt.
Currency Risk. Changes in foreign currency exchange rates will affect the value of the Fund’s securities and the price of the Fund’s shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment impacted by that currency loses value because that currency is worth less U.S. dollars. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets, may be riskier than other types

14  |   J.P. Morgan Income Funds

of investments and may increase the volatility of the Fund. Although the Fund may attempt to hedge its currency exposure into the U.S. dollar, it may not be successful in reducing the effects of currency fluctuations. The Fund may also hedge from one foreign currency to another. In addition, the Fund’s use of currency hedging may not be successful and the use of such strategies may lower the Fund’s potential returns.
Asset-Backed, Mortgage-Related and Mortgage-Backed Securities Risk. The Fund may invest in asset-backed, mortgage-related and mortgage-backed securities including so-called “sub-prime” mortgages that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In periods of rising interest rates, the Fund may be subject to extension risk, and may receive principal later than expected. As a result, in periods of rising interest rates, the Fund may exhibit additional volatility. During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, such securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.
Collateralized mortgage obligations (CMOs) and stripped mortgage-backed securities, including those structured as interest-only (IOs) and principal-only (POs), are more volatile and may be more sensitive to the rate of prepayments than other mortgage-related securities. The risk of default, as described under “Credit Risk”, for “sub-prime” mortgages is generally higher than other types of mortgage-backed securities. The structure of some of these securities may be complex and there may be less available information than other types of debt securities.
Prepayment Risk. The issuer of certain securities may repay principal in advance, especially when yields fall. Changes in the rate at which prepayments occur can affect the return on investment of these securities. When debt obligations are prepaid or when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher coupons, resulting in an unexpected capital loss.
High Yield Securities and Loan Risk. The Fund invests in instruments including junk bonds, Loans and instruments that are issued by companies that are highly leveraged, less creditworthy or financially distressed. These investments are considered to be speculative and may be subject to greater risk of loss, greater sensitivity to economic changes, valuation difficulties and potential illiquidity. Such investments may be subject to additional risks including subordination to other creditors, no collateral or limited rights in collateral, lack of a regular trading market, extended settlement periods, liquidity risks, prepayment risks, potentially less protection under the federal securities laws and lack of publicly available information. The Fund will not have direct recourse against the issuer of a loan participation. Loans that are deemed to be liquid at the time of purchase may become illiquid.
No active trading market may exist for some Loans and other instruments and certain investments may be subject to restrictions on resale. In addition, the settlement period for Loans is uncertain as there is no standardized settlement schedule applicable to such investments. Certain Loans may take more than seven days to settle. The inability to dispose of the Fund’s securities and other investments in a timely fashion could result in losses to the Fund. Because some instruments may have a more limited secondary market, liquidity and valuation risk is more pronounced for the Fund than for funds that invest primarily in other types of fixed income instruments or equity securities. When Loans and other instruments are prepaid, the Fund may have to reinvest in instruments with a lower yield or fail to recover additional amounts (i.e., premiums) paid for these instruments, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Certain Loans may not be considered securities under the federal securities laws and, therefore, investments in such Loans may not be subject to certain protections under those laws. In addition, the adviser may not have access to material non-public information to which other investors may have access.
Derivatives Risk. Derivatives, including futures contracts, options, swaps, credit default swaps, forward contracts and currency forwards, may be riskier than other types of investments and may increase the volatility of the Fund. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s original investment. Derivatives expose the Fund to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligations (and includes credit risk associated with the counterparty). Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund to risks of mispricing or improper valuation. Certain of the Fund’s transactions in derivatives could also affect the amount, timing and character of distributions to shareholders which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns.
July 1, 2018  |  15

JPMorgan Core Plus Bond Fund (continued)
Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.
Convertible Securities Risk. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities.
Industry and Sector Focus Risk. At times, the Fund may increase the relative emphasis of its investments in a particular industry or sector. The prices of securities of issuers in a particular industry or sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the Fund increases the relative emphasis of its investments in a particular industry or sector, its shares’ values may fluctuate in response to events affecting that industry or sector.
Transactions Risk. The Fund could experience a loss and its liquidity may be negatively impacted when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices. Similarly, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.
You could lose money investing in the Fund.
The Fund’s Past Performance
This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class L Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns for the past one year, five years, and ten years. The table compares that performance to the Bloomberg Barclays U.S. Aggregate Index and the Lipper Core Plus Bond Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the fees and expenses of the mutual funds included in the index. The performance of Class L Shares is based on the performance of Class I Shares prior to inception of Class L Shares. The actual returns of Class L Shares would have been different than those shown because Class L Shares have different expenses than Class I Shares. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
YEAR-BY-YEAR RETURNS — CLASS L SHARES
Best Quarter	2nd quarter, 2009	5.96%
Worst Quarter	3rd quarter, 2008	-3.20%
The Fund’s year-to-date total return through 3/31/18 was -1.38%.
AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2017)
	Past 1 Year	Past 5 Years	Past 10 Years
CLASS L SHARES
Return Before Taxes	4.34%	3.03%	5.08%
Return After Taxes on Distributions	3.09	1.52	3.38
Return After Taxes on Distributions and Sale of Fund Shares	2.45	1.64	3.25
Bloomberg Barclays U.S. Aggregate Index
(Reflects No Deduction for Fees, Expenses, or Taxes)	3.54	2.10	4.01
Lipper Core Plus Bond Funds Index
(Reflects No Deduction for Taxes)	4.62	2.61	4.81
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from

16  |   J.P. Morgan Income Funds

those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Management
J.P. Morgan Investment Management Inc.
Portfolio Manager	Managed Fund Since	Primary Title with Investment Adviser
Steven Lear	2013	Managing Director
Richard Figuly	2006	Managing Director
J. Andrew Norelli	2014	Managing Director
Purchase and Sale of Fund Shares
Class L Shares of the Fund are no longer generally available to new purchasers. Existing Class L shareholders can still purchase additional shares, reinvest their dividends and exchange into the Fund from other J.P. Morgan Funds. In addition, certain group employer benefits plans, certain discretionary fee-based advisory programs, college savings plans and other J.P. Morgan Funds can continue to purchase shares as described in “Investing with J.P. Morgan Funds — LIMITED OFFERING OF THE CLASS L SHARES” in the prospectus.
Purchase minimums
For Class L Shares
To establish an account	$3,000,000
To add to an account	No minimum levels
In general, you may purchase or redeem shares on any business day:
•	Through your Financial Intermediary
•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528
•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111
Tax Information
The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
July 1, 2018  |  17

JPMorgan Corporate Bond Fund
Class/Ticker: A/CBRAX; C/CBRCX; I/CBFSX
What is the goal of the Fund?
The Fund seeks to provide total return.
Fees and Expenses of the Fund
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the J.P. Morgan Funds. More information about these and other discounts is available from your financial intermediary and in “Investing with J.P. Morgan Funds — SALES CHARGES AND FINANCIAL INTERMEDIARY COMPENSATION” on page 144 and in “Financial Intermediary-Specific Sales Charge Waivers” in Appendix A of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” in Appendix A to Part II of the Statement of Additional Information. You may be required to pay a commission to your Financial Intermediary for purchases of Class I Shares. Such commissions are not reflected in the tables or the example below.
SHAREHOLDER FEES (Fees paid directly from your investment)
	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases as a % of the Offering Price	3.75%	NONE	NONE
Maximum Deferred Sales Charge (Load) as a % of Original Cost of the Shares	NONE	1.00%	NONE
	(under $1 million)
“Acquired Fund Fees and Expenses” are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, including affiliated money market funds, other mutual funds, exchange-traded funds and business development companies. The impact of Acquired Fund Fees and Expenses is included in the total returns of the Fund. Acquired Fund Fees and Expenses are not direct costs of the Fund, are not used to calculate the Fund’s net asset value per share and are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Fund’s prospectus.
ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class I
Management Fees	0.30%	0.30%	0.30%
Distribution (Rule 12b-1) Fees	0.25	0.75	NONE
Other Expenses	0.38	0.43	0.38
Service Fees	0.25	0.25	0.25
Remainder of Other Expenses	0.13	0.18	0.13
Acquired Fund Fees and Expenses	0.01	0.01	0.01
Total Annual Fund Operating Expenses	0.94	1.49	0.69
Fee Waivers and/or Expense Reimbursements[1]	(0.19)	(0.24)	(0.19)
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[1]	0.75	1.25	0.50
1	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 0.75%, 1.25% and 0.50% of the average daily net assets of Class A, Class C and Class I Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 6/30/19, at which time the adviser and/or its affiliates will determine whether to renew or revise them.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 6/30/19 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
18   |  J.P. Morgan Income Funds

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	449	645	858	1,470
CLASS C SHARES ($)	227	447	790	1,759
CLASS I SHARES ($)	51	202	365	841

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	449	645	858	1,470
CLASS C SHARES ($)	127	447	790	1,759
CLASS I SHARES ($)	51	202	365	841
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 132% of the average value of its portfolio.
What are the Fund’s main investment strategies?
The Fund mainly invests in corporate bonds that are rated investment grade by a nationally recognized statistical rating organization or in securities that are unrated but are deemed by the Fund’s adviser, J.P. Morgan Investment Management Inc. (JPMIM or the adviser) to be of comparable quality. Under normal circumstances, the Fund invests at least 80% of its assets in corporate bonds. “Assets” means net assets plus the amount of borrowings for investment purposes. A “corporate bond” is defined as a debt security issued by a corporation or non-governmental entity with a maturity of 90 days or more at the time of its issuance. As part of its principal strategy, the Fund invests in corporate bonds structured as corporate debt securities, debt securities of real estate investment trusts (REITs) and master limited partnerships (MLPs), public or private placements, restricted securities and other unregistered securities.
The Fund is managed relative to the Bloomberg Barclays U.S. Corporate Index (the benchmark). Under normal circumstances, the Fund’s duration is the duration of the benchmark, plus or minus one year. Duration is a measure of price sensitivity of a debt security or a portfolio of debt securities to relative changes in interest rates. For instance, a duration of “five years” means that a security’s or portfolio’s price would be expected to decrease by approximately 5% with a 1% increase in interest rates (assuming a parallel shift in yield curve). As of
May 31, 2018, the duration of the benchmark was 7.21 years. The Fund will not invest more than 25% of the value of its total assets in the securities of companies conducting their principal business activities in the same industry, except that, to the extent that an industry represents 20% or more of the Fund’s benchmark at the time of investment, the Fund may invest up to 35% of its total assets in that industry.
The Fund may invest in U.S. dollar-denominated securities of foreign issuers. In addition, up to 20% of the Fund’s total assets may be invested in securities rated below investment grade or unrated securities deemed by the adviser to be of comparable quality (also known as junk bonds or high yield bonds) and securities denominated in foreign currencies (some of which may be below investment grade securities). The Fund’s investments in high yield securities may include so-called “distressed debt”. Distressed debt includes securities of issuers experiencing financial or operating difficulties, securities where the issuer has defaulted in the payment of interest or principal or in the performance of its covenants or agreements, securities of issuers that may be involved in bankruptcy proceedings, reorganizations or financial restructurings or securities of issuers operating in troubled industries. The Fund seeks to hedge its non-dollar investments back to the U.S. dollar, but may not always be able to do so.
In addition to direct investments in securities, derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps and currency derivatives as tools in the management of portfolio assets. The Fund may use derivatives to hedge various investments, for risk management and/or to increase income or gain to the Fund. In particular, the Fund may invest in futures and swaps structured as interest rate swaps to manage duration relative to the benchmark. The Fund may also utilize foreign currency derivatives such as currency forwards, futures, and foreign exchange swaps to hedge its non-dollar investments back to the U.S. dollar.
Although the Fund predominantly invests in corporate bonds, the Fund may also invest in U.S. Treasury securities including for cash management purposes and for duration management.
The adviser buys and sells investments for the Fund using a three part process that includes determining: (1) macro credit strategy, (2) sector strategy, and (3) security strategy. In establishing the Fund’s macro credit strategy, the adviser evaluates fundamental, technical and valuation factors, along with macro themes from the adviser’s broader fixed income team, to determine the view on risk for the Fund overall. In the second component of the process, the adviser evaluates sectors based on a blend of top down analysis, including relative value judgments, and bottom up fundamental analysis of companies and their respective sectors to determine sector weightings. The third component of the process focuses on an evaluation of individual companies based on fundamental credit metrics, as well as a review of each company’s competitive environment,
July 1, 2018  |  19

JPMorgan Corporate Bond Fund (continued)
event risk and technical factors such as supply, liquidity of debt issued by the company and equity performance. As part of its security strategy, the adviser also evaluates whether environmental, social and governance factors could have material negative or positive impact on the cash flows or risk profiles of many companies in the universe in which the Fund may invest. These determinations may not be conclusive and securities of issuers that may be negatively impacted by such factors may be purchased and retained by the Fund while the Fund may divest or not invest in securities of issuers that may be positively impacted by such factors. Based on the three part process, the adviser overweights and underweights its sector and security investments relative to the benchmark.
As part of its principal investment strategy and for temporary defensive purposes, any portion of the Fund’s total assets may be invested in cash and cash equivalents.
The Fund’s Main Investment Risks
The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular instruments or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.
The Fund is subject to the main risks noted below, any of which may adversely affect the Fund’s performance and ability to meet its investment objective.
General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, terrorism, regulatory events and government controls.
Interest Rate Risk. The Fund’s investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may invest in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than other fixed rate instruments, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Given that the Federal Reserve has begun to raise interest rates, the Fund may face a heightened level of interest rate risk.
Credit Risk. The Fund’s investments are subject to the risk that issuers and/or counterparties will fail to make payments when due or default completely. Prices of the Fund’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Fund’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
Prepayment Risk. The issuer of certain securities may repay principal in advance, especially when yields fall. Changes in the rate at which prepayments occur can affect the return on investment of these securities. When debt obligations are prepaid or when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher coupons, resulting in an unexpected capital loss.
High Yield Securities Risk. The Fund may invest in securities that are issued by companies that are highly leveraged, less creditworthy or financially distressed. These investments (known as junk bonds) are considered to be speculative and are subject to greater risk of loss, greater sensitivity to economic changes, valuation difficulties and potential illiquidity.
No active trading market may exist for some instruments and certain investments may be subject to restrictions on resale. The inability to dispose of the Fund’s securities and other investments in a timely fashion could result in losses to the Fund. Because some instruments may have a more limited secondary market, liquidity and valuation risk may be more pronounced for the Fund. When instruments are prepaid, the Fund may have to reinvest in instruments with a lower yield or fail to recover additional amounts (i.e., premiums) paid for these instruments, resulting in an unexpected capital loss and/ or a decrease in the amount of dividends and yield.
Foreign Securities Risk. U.S. dollar-denominated securities of foreign issuers or U.S. affiliates of foreign issuers may be subject to additional risks not faced by domestic issuers. These risks include political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, and regulatory issues facing issuers in such countries. The Fund may also invest in non-dollar denominated securities. Investments in non-dollar denominated securities are subject to risks in addition to those summarized above including currency

20  |   J.P. Morgan Income Funds

fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, liquidity risks, and less stringent investor protection and disclosure standards of foreign markets.
Geographic Focus Risk. The Fund may focus its investments in one or more regions or small groups of countries. As a result, the Fund’s performance may be subject to greater volatility than a more geographically diversified fund.
Industry Concentration Risk. The Fund will not invest more than 25% of the value of its total assets in the securities of companies conducting their principal business activities in the same industry, except that, to the extent that an industry represents 20% or more of the Fund’s benchmark at the time of investment, the Fund may invest up to 35% of its assets in that industry. Concentrating Fund investments in companies conducting business in the same industry will subject the Fund to a greater risk of loss as a result of adverse economic, business or other developments affecting that industry than if its investments were not so concentrated.
Derivatives Risk. The Fund may use derivatives, including options, futures contracts, foreign currency derivatives and swaps. Derivatives may be riskier than other investments and may increase the volatility of the Fund. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s original investment. Derivatives expose the Fund to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligation (including credit risk associated with the counterparty.) Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and are subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund to risks of mispricing or improper valuation.
Privately Placed Securities Risk. Privately placed securities generally are less liquid than publicly traded securities and the Fund may not always be able to sell such securities without experiencing delays in finding buyers or reducing the sale price for such securities. The disposition of some of the securities held by the Fund may be restricted under federal securities laws. As a result, the Fund may not be able to dispose of such investments at a time when, or at a price at which, it desires to do so and may have to bear expenses of registering these securities, if necessary. These securities may also be difficult to value.
REITs Risk. The Fund’s investments in debt securities of REITs are subject to the same risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying real estate interests. These risks include default, prepayments, changes in value resulting from changes in interest rates and demand for real and rental property, and the management skill and creditworthiness of REIT issuers. Debt securities of REITs are subject to the risks of debt securities in general. For example, such securities are more sensitive to interest rates than equity securities of REITs.
MLP Risk. Debt securities of MLPs are subject to the risks of debt securities in general. For example, such securities are more sensitive to interest rates than equity interests in MLPs. The managing general partner of an MLP may receive an incentive allocation based on increases in the amount and growth of cash distributions to investors in the MLP. This method of compensation may create an incentive for the managing general partner to make investments that are riskier or more speculative than would be the case in the absence of such compensation arrangements. Certain MLPs may operate in, or have exposure to, the energy sector. The energy sector can be significantly affected by changes in the prices and supplies of oil and other energy fuels, energy conservation, the success of exploration projects, and tax and other government regulations, policies of the Organization of Petroleum Exporting Countries (OPEC) and relationships among OPEC members and between OPEC and oil importing nations.
Industry and Sector Focus Risk. At times, the Fund may increase the relative emphasis of its investments in a particular industry or sector. The prices of securities of issuers in a particular industry or sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the Fund increases the relative emphasis of its investments in a particular industry or sector, its shares’ values may fluctuate in response to events affecting that industry or sector.
Transactions Risk. The Fund could experience a loss and its liquidity may be negatively impacted when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices. Similarly, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

July 1, 2018  |  21

JPMorgan Corporate Bond Fund (continued)
Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.
You could lose money investing in the Fund.
The Fund’s Past Performance
This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class I Shares has varied from year to year for the past four calendar years. The table shows average annual total returns for the past one year and life of the Fund. The table compares that performance to the Bloomberg Barclays U.S. Aggregate Index, the Bloomberg Barclays U.S. Corporate Index and the Lipper Corporate Debt Funds BBB-Rated Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other indexes, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
YEAR-BY-YEAR RETURNS — CLASS I SHARES
Best Quarter	1st quarter, 2016	4.06%
Worst Quarter	2nd quarter, 2015	-3.32%
The Fund’s year-to-date total return through 3/31/18 was -2.37%.
AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2017)
	Past 1 Year	Life of Fund (since 03/01/2013)
CLASS I SHARES
Return Before Taxes	6.89%	3.64%
Return After Taxes on Distributions	4.30	2.05
Return After Taxes on Distributions and Sale of Fund Shares	4.31	2.11
CLASS A SHARES
Return Before Taxes	2.68	2.56
CLASS C SHARES
Return Before Taxes	5.09	2.86
Bloomberg Barclays U.S. Aggregate Index
(Reflects No Deduction for Fees, Expenses, or Taxes)	3.54	2.20
Bloomberg Barclays U.S. Corporate Index
(Reflects No Deduction for Fees, Expenses, or Taxes)	6.42	3.61
Lipper Corporate Debt Funds BBB-Rated Index
(Reflects No Deduction for Taxes)	7.73	3.64 [1]
1	The Fund commenced operations on 3/1/13. Performance for the benchmark is for 3/31/13.
After-tax returns are shown for only the Class I Shares and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Management
J.P. Morgan Investment Management Inc.
Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Lisa Coleman	2013	Managing Director
Jeremy Klein	2013	Managing Director
Lorenzo Napolitano	2016	Executive Director

22  |   J.P. Morgan Income Funds

Purchase and Sale of Fund Shares
Purchase minimums
For Class A and Class C Shares
To establish an account	$1,000
To add to an account	$50
For Class I Shares
To establish an account	$1,000,000
To add to an account	No minimum levels
In general, you may purchase or redeem shares on any business day:
•	Through your Financial Intermediary
•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528
•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111
Tax Information
The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
July 1, 2018  |  23

JPMorgan Emerging Markets Corporate Debt Fund
Class/Ticker: A/JEMAX; C/JEFMX; I/JEDSX
What is the goal of the Fund?
The Fund seeks to provide total return.
Fees and Expenses of the Fund
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the J.P. Morgan Funds. More information about these and other discounts is available from your financial intermediary and in “Investing with J.P. Morgan Funds — SALES CHARGES AND FINANCIAL INTERMEDIARY COMPENSATION” on page 144 and in “Financial Intermediary-Specific Sales Charge Waivers” in Appendix A of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” in Appendix A to Part II of the Statement of Additional Information. You may be required to pay a commission to your Financial Intermediary for purchases of Class I Shares. Such commissions are not reflected in the tables or the example below.
SHAREHOLDER FEES (Fees paid directly from your investment)
	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases as a % of the Offering Price	3.75%	NONE	NONE
Maximum Deferred Sales Charge (Load) as a % of Original Cost of the Shares	NONE	1.00%	NONE
	(under $1 million)
“Acquired Fund Fees and Expenses” are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, including affiliated money market funds, other mutual funds, exchange-traded funds and business development companies. The impact of Acquired Fund Fees and Expenses is included in the total returns of the Fund. Acquired Fund Fees and Expenses are not direct costs of the Fund, are not used to calculate the Fund’s net asset value per share and are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Fund’s prospectus.
ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class I
Management Fees	0.70%	0.70%	0.70%
Distribution (Rule 12b-1) Fees	0.25	0.75	NONE
Other Expenses	0.51	0.98	0.47
Service Fees	0.25	0.25	0.25
Remainder of Other Expenses	0.26	0.73	0.22
Acquired Fund Fees and Expenses	0.01	0.01	0.01
Total Annual Fund Operating Expenses	1.47	2.44	1.18
Fee Waivers and/or Expense Reimbursements[1]	(0.27)	(0.74)	(0.23)
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[1]	1.20	1.70	0.95
1	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 1.20%, 1.70% and 0.95% of the average daily net assets of Class A, Class C and Class I Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 6/30/19, at which time the adviser and/or its affiliates will determine whether to renew or revise them.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 6/30/19 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
24   |  J.P. Morgan Income Funds

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	493	797	1,123	2,044
CLASS C SHARES ($)	273	690	1,234	2,720
CLASS I SHARES ($)	97	352	627	1,411

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	493	797	1,123	2,044
CLASS C SHARES ($)	173	690	1,234	2,720
CLASS I SHARES ($)	97	352	627	1,411
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 120% of the average value of its portfolio.
What are the Fund’s main investment strategies?
The Fund invests primarily in corporate debt investments that the Fund’s adviser, J.P. Morgan Investment Management Inc. (JPMIM or the adviser) believes have the potential to provide total return from countries whose economies or bond markets are less developed (emerging markets). Under normal circumstances, the Fund invests at least 80% of its Assets in Emerging Markets Corporate Debt Investments. “Assets” means net assets, plus the amount of borrowings for investment purposes.
“Emerging Markets Corporate Debt Investments” are debt instruments issued by corporate or other business organizations located in or tied economically to an emerging market. Emerging markets currently include most countries in the world except Australia, Canada, Japan, New Zealand, the U.S., the United Kingdom and most western European countries. An investment will be deemed to be tied economically to emerging markets if: (1) the issuer is organized under the laws of, or has a principal place of business in an emerging market; or (2) the principal listing of the issuer’s securities is in a market that is in an emerging market; or (3) the issuer derives at least 50% of its total revenues or profits from goods that are produced or sold, investments made, or services performed in an emerging market; or (4) the issuer has at least 50% of its assets located in an emerging market.
As part of its main investment strategies, the Fund invests in Emerging Markets Corporate Debt Investments structured as corporate bonds and debt securities, loan assignments and participations (Loans), commitments to purchase loan assignments (Unfunded Commitments), private placements, restricted securities, and variable and floating rate instruments. The Fund invests mainly in U.S. dollar denominated Emerging Markets Corporate Debt Investments but may, to a lesser extent, invest in non-dollar denominated investments. In addition to its investments in Emerging Markets Corporate Debt Investments, the Fund may invest in sovereign debt securities, obligations of supranational agencies and foreign municipal securities. Sovereign debt securities are securities that are issued or guaranteed by foreign sovereign governments or their agencies, authorities or political subdivisions or instrumentalities.
The Fund’s investments may be of any maturity. Under normal circumstances, the Fund will invest no more than 65% of its total assets in securities that are rated below investment grade (commonly known as junk bonds) or the unrated equivalent.
Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps, and forwards including non-deliverable forwards. The Fund may also use such derivatives to seek to increase income or gain to the Fund and as part of the risk management process. Generally, the Fund uses futures including treasury futures and credit default swaps for hedging and to manage duration. In addition, the Fund uses foreign currency derivatives including forward foreign currency contracts to establish or adjust the Fund’s currency exposure and to manage currency risk. The Fund may use derivatives to hedge non-dollar investments back to the U.S. dollar but may not always do so.
In deciding to buy and sell securities and investments for the Fund, the adviser combines top down macro-economic research with bottom up fundamental credit and country analysis. The adviser is value oriented and makes decisions to purchase and sell individual securities and instruments based on quantitative assessment of an issuer’s cash flows, debt structure, debt ratios and profitability and a qualitative assessment of how each issuer will perform relative to other issuers in the region. Generally, the adviser will sell a security when, based on fundamental credit analysis and the considerations described above, the adviser believes that there is better relative value available in the market in securities of comparable quality or when the adviser believes the issuer’s credit quality will deteriorate materially.
For temporary defensive purposes, any portion of the Fund’s total assets may be invested in cash and cash equivalents. The Fund may use cash and cash equivalents including affiliated money market funds, and U.S. government securities to manage cash flows and to satisfy asset coverage requirements for its derivative positions.
July 1, 2018  |  25

JPMorgan Emerging Markets Corporate Debt Fund (continued)
The Fund’s Main Investment Risks
The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular instruments or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.
The Fund is subject to the main risks noted below, any of which may adversely affect the Fund’s performance and ability to meet its investment objective.
General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, terrorism, regulatory events and government controls.
Foreign Securities and Emerging Markets Risk. Investments in foreign currencies, foreign issuers and foreign securities are subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, liquidity risks, and less stringent investor protection and disclosure standards of foreign markets. In certain markets where securities and other instruments are not traded “delivery versus payment,” the Fund may not receive timely payment for securities or other instruments it has delivered or receive delivery of securities paid for and may be subject to increased risk that the counterparty will fail to make payments or delivery when due or default completely.
Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. These risks are magnified in countries in “emerging markets.” Emerging market countries typically have less-established market economies than developed countries and may face greater social, economic, regulatory and political uncertainties. In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers.
Geographic Focus Risk. The Fund may focus its investments in one or more regions or small groups of countries. As a result, the Fund’s performance may be subject to greater volatility than a more geographically diversified fund.
European Market Risk. The Fund’s performance will be affected by political, social and economic conditions in Europe, such as growth of the economic output (the gross national product), the rate of inflation, the rate at which capital is reinvested into European economies, the success of governmental actions to reduce budget deficits, the resource self-sufficiency of European countries and interest and monetary exchange rates between European countries. European financial markets may experience volatility due to concerns about high government debt levels, credit rating downgrades, rising unemployment, the future of the euro as a common currency, possible restructuring of government debt and other government measures responding to those concerns and fiscal and monetary controls imposed on member countries of the European Union. The risk of investing in Europe may be heightened due to steps being taken by the United Kingdom to exit the European Union. In addition, if one or more countries were to exit the European Union or abandon the use of the euro as a currency, the value of investments tied to those countries or the euro could decline significantly and unpredictably.
Interest Rate Risk. The Fund’s investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may invest in variable and floating rate Loans and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than other fixed rate instruments, the value of variable and floating rate Loans and other securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Given that the Federal Reserve has begun to raise interest rates, the Fund may face a heightened level of interest rate risk.
Credit Risk. The Fund’s investments are subject to the risk that issuers and/or counterparties will fail to make payments when due or default completely. Prices of the Fund’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Fund’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.

26  |   J.P. Morgan Income Funds

Prepayment Risk. The issuer of certain securities may repay principal in advance, especially when yields fall. Changes in the rate at which prepayments occur can affect the return on investment of these securities. When debt obligations are prepaid or when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher coupons, resulting in an unexpected capital loss.
High Yield Securities and Loan Risk. The Fund invests in instruments including junk bonds, Loans and instruments that are issued by companies that are highly leveraged, less creditworthy or financially distressed. These investments are considered to be speculative and may be subject to greater risk of loss, greater sensitivity to economic changes, valuation difficulties and potential illiquidity. Such investments may be subject to additional risks including subordination to other creditors, no collateral or limited rights in collateral, lack of a regular trading market, extended settlement periods, liquidity risks, prepayment risks, potentially less protection under the federal securities laws and lack of publicly available information. The Fund will not have direct recourse against the issuer of a loan participation. High yield securities and Loans that are deemed to be liquid at the time of purchase may become illiquid.
No active trading market may exist for some Loans and other instruments and certain investments may be subject to restrictions on resale. In addition, the settlement period for Loans is uncertain as there is no standardized settlement schedule applicable to such investments. Certain Loans may take more than seven days to settle. The inability to dispose of the Fund’s securities and other investments in a timely fashion could result in losses to the Fund. Because some instruments may have a more limited secondary market, liquidity and valuation risk is more pronounced for the Fund than for funds that invest primarily in other types of fixed income instruments or equity securities. When Loans and other instruments are prepaid, the Fund may have to reinvest in instruments with a lower yield or fail to recover additional amounts (i.e., premiums) paid for these instruments, resulting in an unexpected capital loss and/or a decrease in the amounts of dividends and yield. Certain Loans may not be considered securities under the federal securities laws and, therefore, investments in such Loans may not be subject to certain protections under those laws. In addition, the adviser may not have access to material non-public information to which other investors may have access.
Derivatives Risk. The Fund may use derivatives, including options, futures contracts, foreign currency derivatives and swaps. Derivatives may be riskier than other investments and may increase the volatility of the Fund. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s original investment. Derivatives expose the Fund to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligation (including credit risk associated with the counterparty.) Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and are subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund to risks of mispricing or improper valuation.
Privately Placed Securities Risk. Privately placed securities generally are less liquid than publicly traded securities and the Fund may not always be able to sell such securities without experiencing delays in finding buyers or reducing the sale price for such securities. The disposition of some of the securities held by the Fund may be restricted under federal securities laws. As a result, the Fund may not be able to dispose of such investments at a time when, or at a price at which, it desires to do so and may have to bear expenses of registering these securities, if necessary. These securities may also be difficult to value.
Sovereign Debt Risk. The Fund may invest in securities issued or guaranteed by foreign governmental entities (known as sovereign debt securities). These investments are subject to the risk of payment delays or defaults, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, large debt positions relative to the country’s economy or failure to implement economic reforms. There is no legal or bankruptcy process for collecting sovereign debt.
Foreign Municipal Securities Risk. The risk of a foreign municipal security generally depends on the financial and credit status of the issuer, which in turn will depend on the local economic, regulatory, political and other factors and conditions. Changes in a municipality’s financial health may make it difficult for the municipality to make interest and principal payments when due. This could decrease the Fund’s income or hurt the ability to preserve capital and liquidity. Under some circumstances, municipal securities might not pay interest unless the applicable legislature or municipality authorizes money for that purpose. In addition, the issuer of the obligations may be unable or unwilling to make interest and principal payments when due. These securities are also subject to foreign and emerging markets risks based on the location of the issuer.
Government Securities Risk. The Fund may invest in securities issued or guaranteed by the U.S. government or its agencies. U.S. government securities are subject to market risk, interest rate risk and credit risk. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund.
July 1, 2018  |  27

JPMorgan Emerging Markets Corporate Debt Fund (continued)
Industry and Sector Focus Risk. At times, the Fund may increase the relative emphasis of its investments in a particular industry or sector. The prices of securities of issuers in a particular industry or sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the Fund increases the relative emphasis of its investments in a particular industry or sector, its shares’ values may fluctuate in response to events affecting that industry or sector.
Transactions Risk. The Fund could experience a loss and its liquidity may be negatively impacted when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices. Similarly, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.
You could lose money investing in the Fund.
The Fund’s Past Performance
This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class I Shares has varied from year to year for the past four calendar years. The table shows average annual total returns for the past one year and life of the Fund. The table compares that performance to the JPMorgan Corporate Emerging Markets Bond Index Broad Diversified (CEMBI Broad Diversified) and the JPMorgan Corporate Emerging Markets Bond Index Diversified (CEMBI Diversified). Subsequent to the inception of the Fund on September 4, 2013 until August 29, 2014, the Fund did not experience any shareholder purchase and sale activity. If such shareholder activity had occurred, the Fund’s performance may have been impacted. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
YEAR-BY-YEAR RETURNS — CLASS I SHARES
Best Quarter	1st quarter, 2016	4.34%
Worst Quarter	3rd quarter, 2015	-3.34%
The Fund’s year-to-date total return through 3/31/18 was -1.52%.
AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2017)
	Past 1 Year	Life of Fund (since 09/04/2013)
CLASS I SHARES
Return Before Taxes	7.76%	5.73%
Return After Taxes on Distributions	5.78	3.72
Return After Taxes on Distributions and Sale of Fund Shares	4.37	3.46
CLASS A SHARES
Return Before Taxes	3.35	4.54
CLASS C SHARES
Return Before Taxes	5.85	4.93
JPMorgan Corporate Emerging Markets Bond Index Broad Diversified (CEMBI Broad Diversified)
(Reflects No Deduction for Fees, Expenses, or Taxes)	7.96	6.41
JPMorgan Corporate Emerging Markets Bond Index Diversified (CEMBI Diversified)
(Reflects No Deduction for Fees, Expenses, or Taxes)	7.89	6.83
After-tax returns are shown for only the Class I Shares and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and

28  |   J.P. Morgan Income Funds

the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Management
J.P. Morgan Investment Management Inc.
Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Pierre-Yves Bareau	2013	Managing Director
Scott McKee	2013	Managing Director
Eduardo Alhadeff	2013	Executive Director
Purchase and Sale of Fund Shares
Purchase minimums
For Class A and Class C Shares
To establish an account	$1,000
To add to an account	$50
For Class I Shares
To establish an account	$1,000,000
To add to an account	No minimum levels
In general, you may purchase or redeem shares on any business day:
•	Through your Financial Intermediary
•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528
•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111
Tax Information
The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
July 1, 2018  |  29

JPMorgan Emerging Markets Debt Fund
Class/Ticker: A/JEDAX; C/JEDCX; I/JEMDX
What is the goal of the Fund?
The Fund’s goal is to provide high total return from a portfolio of fixed income securities of emerging markets issuers.
Fees and Expenses of the Fund
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in J.P. Morgan Funds. More information about these and other discounts is available from your financial intermediary and in “Investing with J.P. Morgan Funds — SALES CHARGES AND FINANCIAL INTERMEDIARY COMPENSATION” on page 144 and in “Financial Intermediary-Specific Sales Charge Waivers” in Appendix A of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” in Appendix A to Part II of the Statement of Additional Information. You may be required to pay a commission to your Financial Intermediary for purchases of Class I Shares. Such commissions are not reflected in the tables or the example below.
SHAREHOLDER FEES (Fees paid directly from your investment)
	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases as a % of the Offering Price	3.75%	NONE	NONE
Maximum Deferred Sales Charge (Load) as a % of Original Cost of the Shares	NONE	1.00%	NONE
	(under $1 million)
“Acquired Fund Fees and Expenses” are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, including affiliated money market funds, other mutual funds, exchange-traded funds and business development companies. The impact of Acquired Fund Fees and Expenses is included in the total returns of the Fund. Acquired Fund Fees and Expenses are not direct costs of the Fund, are not used to calculate the Fund’s net asset value per share and are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Fund’s prospectus.
ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class I
Management Fees	0.70%	0.70%	0.70%
Distribution (Rule 12b-1) Fees	0.25	0.75	NONE
Other Expenses	0.38	0.40	0.37
Service Fees	0.25	0.25	0.25
Remainder of Other Expenses	0.13	0.15	0.12
Acquired Fund Fees and Expenses	0.01	0.01	0.01
Total Annual Fund Operating Expenses	1.34	1.86	1.08
Fee Waivers and/or Expense Reimbursements[1]	(0.14)	(0.16)	(0.13)
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[1]	1.20	1.70	0.95
1	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 1.20%, 1.70% and 0.95% of the average daily net assets of Class A, Class C and Class I Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 6/30/19, at which time the adviser and/or its affiliates will determine whether to renew or revise them.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 6/30/19 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
30   |  J.P. Morgan Income Funds

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	493	770	1,069	1,915
CLASS C SHARES ($)	273	569	991	2,167
CLASS I SHARES ($)	97	331	583	1,305

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	493	770	1,069	1,915
CLASS C SHARES ($)	173	569	991	2,167
CLASS I SHARES ($)	97	331	583	1,305
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 113% of the average value of its portfolio.
What are the Fund’s main investment strategies?
Under normal circumstances, the Fund invests at least 80% of the value of its Assets in emerging market debt investments. “Assets” means net assets, plus the amount of borrowings for investment purposes. The Fund invests primarily in debt securities that it believes have the potential to provide a high total return from countries whose economies or bond markets are less developed. This designation currently includes most countries in the world except Australia, Canada, Japan, New Zealand, the U.S., the United Kingdom and most western European countries. The Fund invests in sovereign debt securities. Sovereign debt securities are securities that are issued or guaranteed by foreign sovereign governments or their agencies, authorities or political subdivisions or instrumentalities, and supranational agencies. The Fund may also invest in debt securities issued or guaranteed by foreign corporations and foreign financial institutions.
These securities may be of any maturity and quality, but under normal market conditions the Fund’s duration will generally be similar to that of the J.P. Morgan Emerging Markets Bond Index Global Diversified. Duration is a measure of the price sensitivity of a debt security or a portfolio of debt securities to relative changes in interest rates. For instance, a duration of “three” means that a security’s or portfolio’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in yield curve). As of
May 31, 2018, the duration of the J.P. Morgan Emerging Markets Bond Index Global Diversified was 6.71 years, although the duration will vary in the future. The Fund does not have any minimum quality rating and may invest without limit in securities that are rated below investment grade (commonly known as junk bonds) or the unrated equivalent.
Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may also be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps, and foreign currency derivatives to help manage duration, sector and yield curve exposure and credit and spread volatility. The Fund may hedge its non-dollar investments back to the U.S. dollar through the use of such derivatives, but may not always do so. In addition to hedging non-dollar investments, the Fund may use such derivatives to increase income and gain to the Fund and/or as part of its risk management process by establishing or adjusting exposure to particular foreign securities, markets or currencies.
In making investment decisions for the Fund, the adviser establishes overweight and underweight positions versus the J.P. Morgan Emerging Markets Bond Index Global Diversified based on weighted spread duration. Spread duration is the measure of the expected price sensitivity of a bond or group of bonds to changes in spreads. Spreads are measured by the difference in yield between bonds from a specific sector or country of bonds and U.S. Treasury securities. Generally, the prices of a specific sector or country of bonds will increase when spreads tighten and decrease when spreads widen. The adviser uses top down macroeconomic research to assess the general market conditions that may cause spreads to tighten or widen in the countries and sectors where the Fund invests. Based on this top down research, the adviser establishes overweight positions in countries and sectors that it believes are more likely to benefit from tightening spreads and underweight positions in countries and sectors that it believes are more likely to be negatively impacted by widening spreads, a process that is referred to as weighted spread duration.
To implement these overweight and underweight positions, the adviser uses bottom up fundamental research to evaluate the relative attractiveness of the individual securities in each country and sector. The adviser is value oriented and this bottom up fundamental research is based on a quantitative assessment of an issuer’s cash flows, debt structure, debt ratios and profitability and a qualitative assessment of how each issuer will perform relative to other issuers in the country or sector. Generally, the adviser will sell a security when, based on the considerations described above, the adviser believes that there is better relative value available in the country or sector in securities of comparable quality, or when the adviser believes the issuer’s credit quality will deteriorate materially.
July 1, 2018  |  31

JPMorgan Emerging Markets Debt Fund (continued)
The Fund’s Main Investment Risks
The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular instruments or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.
The Fund is subject to the main risks noted below, any of which may adversely affect the Fund’s performance and ability to meet its investment objective.
General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, terrorism, regulatory events and government controls.
Foreign Securities and Emerging Markets Risk. Investments in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, currency fluctuations, liquidity risks, and less stringent investor protection and disclosure standards of foreign markets. In certain markets where securities and other instruments are not traded “delivery versus payment,” the Fund may not receive timely payment for securities or other instruments it has delivered or receive delivery of securities paid for and may be subject to increased risk that the counterparty will fail to make payments or delivery when due or default completely.
Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. These risks are magnified in countries in “emerging markets.” Emerging market countries typically have less-established market economies than developed countries and may face greater social, economic, regulatory and political uncertainties. In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers. The Fund may focus its investments in a single country or small group of countries and be subject to greater volatility than a more geographically diversified fund.
Geographic Focus Risk. The Fund may focus its investments in one or more regions or small groups of countries. As a result, the Fund’s performance may be subject to greater volatility than a more geographically diversified fund.
Sovereign Debt Risk. The Fund may invest in securities issued or guaranteed by foreign governmental entities (known as sovereign debt securities). These investments are subject to the risk of payment delays or defaults, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, large debt positions relative to the country’s economy or failure to implement economic reforms. There is no legal or bankruptcy process for collecting sovereign debt.
Currency Risk. Changes in foreign currency exchange rates will affect the value of the Fund’s securities and the price of the Fund’s shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment impacted by that currency loses value because that currency is worth less U.S. dollars. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets, may be riskier than other types of investments and may increase the volatility of the Fund. Although the Fund may attempt to hedge its currency exposure into the U.S. dollar, it may not be successful in reducing the effects of currency fluctuations. The Fund may also hedge from one foreign currency to another. In addition, the Fund’s use of currency hedging may not be successful and the use of such strategies may lower the Fund’s potential returns.
Interest Rate Risk. The Fund’s investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund invests in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate securities may decline if there interest rates do not rise as quickly, or as much, as general interest rates. Given that the Federal Reserve has begun to raise interest rates, the Fund may face a heightened level of interest rate risk.
Credit Risk. The Fund’s investments are subject to the risk that issuers and/or counterparties will fail to make payments when due or default completely. Prices of the Fund’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration

32  |   J.P. Morgan Income Funds

in their credit quality. Credit spreads may increase, which may reduce the market values of the Fund’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
Prepayment Risk. The issuer of certain securities may repay principal in advance, especially when yields fall. Changes in the rate at which prepayments occur can affect the return on investment of these securities. When debt obligations are prepaid or when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher coupons, resulting in an unexpected capital loss.
Derivatives Risk. Derivatives, including futures contracts, options, swaps and foreign currency derivatives, may be riskier than other types of investments and may increase the volatility of the Fund. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s original investment. Derivatives expose the Fund to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligations (and includes credit risk associated with the counterparty). Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund to risks of mispricing or improper valuation. Certain of the Fund’s transactions in foreign currency derivatives and other derivatives could also affect the amount, timing and character of distributions to shareholders which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns.
High Yield Securities Risk. The Fund may invest in securities that are issued by companies that are highly leveraged, less credit-worthy or financially distressed. These investments (known as junk bonds) are considered to be speculative and are subject to greater risk of loss, greater sensitivity to economic changes, valuation difficulties and potential illiquidity.
High Portfolio Turnover Risk. The Fund will likely engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term capital gains that will generally be taxable to shareholders as ordinary income.
Industry and Sector Focus Risk. At times, the Fund may increase the relative emphasis of its investments in a particular industry or sector. The prices of securities of issuers in a particular industry or sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the Fund increases the relative emphasis of its investments in a particular industry or sector, its shares’ values may fluctuate in response to events affecting that industry or sector.
Transactions Risk. The Fund could experience a loss and its liquidity may be negatively impacted when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices. Similarly, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, Federal Reserve Board or any other government agency.
You could lose money investing in the Fund.
The Fund’s Past Performance
This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class I Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns for the past one year, five years and ten years. The table compares that performance to the J.P. Morgan Emerging Markets Bond Index Global Diversified and the Lipper Emerging Market Hard Currency Debt Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other indexes, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111. Effective March 31, 2015, the Fund’s index changed to the J.P. Morgan Emerging Markets Bond Index Global Diversified (the Diversified Index). The Fund’s past performance would have been different if the Fund were managed relative to the Diversified Index.
July 1, 2018  |  33

JPMorgan Emerging Markets Debt Fund (continued)
YEAR-BY-YEAR RETURNS — CLASS I SHARES
Best Quarter	2nd quarter, 2009	17.09%
Worst Quarter	4th quarter, 2008	-18.46%
The Fund’s year-to-date total return through 3/31/18 was -1.60%.
AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2017)
	Past 1 Year	Past 5 Years	Past 10 Years
CLASS I SHARES
Return Before Taxes	10.25%	2.91%	5.37%
Return After Taxes on Distributions	8.13	0.89	3.22
Return After Taxes on Distributions and Sale of Fund Shares	5.76	1.25	3.21
CLASS A SHARES
Return Before Taxes	5.73	1.88	4.70
CLASS C SHARES
Return Before Taxes	8.33	2.15	4.59
J.P. Morgan Emerging Markets Bond Index Global Diversified
(Reflects No Deduction for Fees, Expenses, or Taxes)	10.26	4.58	7.29
Lipper Emerging Market Hard Currency Debt Funds Index
(Reflects No Deduction for Taxes)	11.10	3.05	5.65
After-tax returns are shown for only the Class I Shares and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Management
J.P. Morgan Investment Management Inc.
Portfolio Manager	Managed Fund Since	Primary Title with Investment Adviser
Pierre-Yves Bareau	2009	Managing Director
Emil Babayev	2016	Executive Director
Purchase and Sale of Fund Shares
Purchase minimums
For Class A and Class C Shares
To establish an account	$1,000
To add to an account	$50
For Class I Shares
To establish an account	$1,000,000
To add to an account	No minimum levels
In general, you may purchase or redeem shares on any business day:
•	Through your Financial Intermediary
•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528
•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111
Tax Information
The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

34  |   J.P. Morgan Income Funds

JPMorgan Government Bond Fund
Class/Ticker: A/OGGAX; C/OGVCX; I/HLGAX
What is the goal of the Fund?
The Fund seeks a high level of current income with liquidity and safety of principal.
Fees and Expenses of the Fund
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the J.P. Morgan Funds. More information about these and other discounts is available from your financial intermediary and in “Investing with J.P. Morgan Funds — SALES CHARGES AND FINANCIAL INTERMEDIARY COMPENSATION” on page 144 and in “Financial Intermediary-Specific Sales Charge Waivers” in Appendix A of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” in Appendix A to Part II of the Statement of Additional Information. You may be required to pay a commission to your Financial Intermediary for purchases of Class I Shares. Such commissions are not reflected in the tables or the example below.
SHAREHOLDER FEES (Fees paid directly from your investment)
	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases as a % of the Offering Price	3.75%	NONE	NONE
Maximum Deferred Sales Charge (Load) as a % of Original Cost of the Shares	NONE	1.00%	NONE
	(under $1 million)
“Acquired Fund Fees and Expenses” are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, including affiliated money market funds, other mutual funds, exchange-traded funds and business development companies. The impact of Acquired Fund Fees and Expenses is included in the total returns of the Fund. Acquired Fund Fees and Expenses are not direct costs of the Fund, are not used to calculate the Fund’s net asset value per share and are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Fund’s prospectus.
ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class I
Management Fees	0.30%	0.30%	0.30%
Distribution (Rule 12b-1) Fees	0.25	0.75	NONE
Other Expenses	0.39	0.38	0.39
Service Fees	0.25	0.25	0.25
Remainder of Other Expenses	0.14	0.13	0.14
Acquired Fund Fees and Expenses	0.01	0.01	0.01
Total Annual Fund Operating Expenses	0.95	1.44	0.70
Fee Waivers and/or Expense Reimbursements	(0.20) [1]	NONE	(0.22) [1]
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	0.75 [1]	1.44	0.48 [1]
1	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 0.75%, 1.48% and 0.48% of the average daily net assets of Class A, Class C and Class I Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 6/30/19, at which time the adviser and/or its affiliates will determine whether to renew or revise them.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 6/30/19 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
July 1, 2018  |  35

JPMorgan Government Bond Fund (continued)
IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	449	647	862	1,480
CLASS C SHARES ($)	247	456	787	1,724
CLASS I SHARES ($)	49	202	368	850

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	449	647	862	1,480
CLASS C SHARES ($)	147	456	787	1,724
CLASS I SHARES ($)	49	202	368	850
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 15% of the average value of its portfolio.
What are the Fund’s main investment strategies?
The Fund principally invests in securities issued by the U.S. government and its agencies and instrumentalities and related to securities issued by the U.S. government and its agencies and instrumentalities. The Fund may also invest in securities which are guaranteed by the U.S. government and its agencies and instrumentalities so long as such securities are backed by the full faith and credit of the United States.
The Fund mainly invests in government bonds with intermediate to long remaining maturities. These include U.S. mortgage-backed securities, including those issued or guaranteed by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae) or the Federal Home Loan Mortgage Corporation (Freddie Mac). Mortgage-backed securities may be structured as collateralized mortgage obligations (agency and non-agency), mortgage pass-though securities, and stripped mortgage-backed securities. These securities may be structured such that payments consist of interest-only (IO), principal-only (PO) or principal and interest. The Fund may invest a significant portion or all of its assets in mortgage-backed securities in the adviser’s discretion.
Under normal circumstances, the Fund will invest at least 80% of its Assets in government bonds including bonds issued or guaranteed by the U.S. government and its agencies and instrumentalities. For purposes of this policy, “Assets” means net assets plus the amount of borrowings for investment purposes. Ordinarily, such bonds will have principal and interest guaranteed by the U.S. government or its agencies and instrumentalities, be subject to repurchase agreements, or represent an interest in or be secured by mortgages that are issued or guaranteed by certain U.S. government agencies or instrumentalities.
The Fund’s average weighted maturity will ordinarily range between three and 15 years, taking into account expected prepayment of principal on certain investments. The Fund may have a longer or shorter average weighted maturity under certain market conditions and the Fund may shorten or lengthen its average weighted maturity if deemed appropriate for temporary defensive purposes. Because of the Fund’s holdings in mortgage-backed and similar securities, the Fund’s average weighted maturity is equivalent to the average number of years for which each dollar of unpaid principal on a loan or mortgage securing mortgage-backed and similar securities remains outstanding given certain prepayment assumptions (also known as weighted average life).
The Fund’s adviser has flexibility with respect to the Fund’s duration. Currently, the Fund’s adviser aims to maintain a duration of between 5.00 and 5.50 years over the long term, although the adviser has the flexibility to maintain a longer or shorter duration when it believes it is advisable to do so. Duration is a measure of the price sensitivity of a debt security or a portfolio of debt securities to relative changes in interest rates. For instance, a duration of three years means that a security’s or portfolio’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in yield curve).
The adviser buys and sells securities and investments for the Fund based on its view of individual securities and market sectors. Taking a long-term approach, the adviser looks for individual fixed income investments that it believes will perform well over market cycles. The adviser is value oriented and makes decisions to purchase and sell individual securities and instruments after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, duration, liquidity, legal provisions and the structure of the transaction.
The Fund’s Main Investment Risks
The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular instruments or markets are not met.

36   |  J.P. Morgan Income Funds

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.
The Fund is subject to the main risks noted below, any of which may adversely affect the Fund’s performance and ability to meet its investment objective.
General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, terrorism, regulatory events and government controls.
Interest Rate Risk. The Fund’s investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may invest in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Given that the Federal Reserve has begun to raise interest rates, the Fund may face a heightened level of interest rate risk.
Credit Risk. The Fund’s investments are subject to the risk that issuers and/or counterparties will fail to make payments when due or default completely. Prices of the Fund’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Fund’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by Ginnie Mae, Fannie Mae, or Freddie Mac). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securi-
ties, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government-related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government-related organizations may not have the funds to meet their payment obligations in the future.
Asset-Backed, Mortgage-Related and Mortgage-Backed Securities Risk. The Fund may invest in asset-backed, mortgage-related and mortgage-backed securities that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In periods of rising interest rates, the Fund may be subject to extension risk, and may receive principal later than expected. As a result, in periods of rising interest rates, the Fund may exhibit additional volatility. During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, such securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.
Collateralized mortgage obligations (CMOs) and stripped mortgage-backed securities, including those structured as IOs and POs, are more volatile and may be more sensitive to the rate of prepayments than other mortgage-related securities.
Prepayment Risk. The issuer of certain securities may repay principal in advance, especially when yields fall. Changes in the rate at which prepayments occur can affect the return on investment of these securities. When debt obligations are prepaid or when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher coupons, resulting in an unexpected capital loss.
Transactions Risk. The Fund could experience a loss and its liquidity may be negatively impacted when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices. Similarly, large purchases of Fund shares may adversely
July 1, 2018  |  37

JPMorgan Government Bond Fund (continued)
affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.
You could lose money investing in the Fund.
The Fund’s Past Performance
This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class I Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns for the past one year, five years, and ten years. The table compares that performance to the Bloomberg Barclays U.S. Government Bond Index and the Lipper General U.S. Government Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
YEAR-BY-YEAR RETURNS — CLASS I SHARES
Best Quarter	3rd quarter, 2011	6.51%
Worst Quarter	4th quarter, 2016	-3.14%
The Fund’s year-to-date total return through 3/31/18 was -1.06%.
AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2017)
	Past 1 Year	Past 5 Years	Past 10 Years
CLASS I SHARES
Return Before Taxes	2.36%	1.33%	3.88%
Return After Taxes on Distributions	1.30	0.01	2.51
Return After Taxes on Distributions and Sale of Fund Shares	1.35	0.49	2.50
CLASS A SHARES
Return Before Taxes	-1.76	0.29	3.21
CLASS C SHARES
Return Before Taxes	0.45	0.34	2.85
Bloomberg Barclays U.S. Government Bond Index
(Reflects No Deduction for Fees, Expenses, or Taxes)	2.30	1.28	3.23
Lipper General U.S. Government Funds Index
(Reflects No Deduction for Taxes)	1.96	1.26	3.33
After-tax returns are shown for only the Class I Shares and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Management
J.P. Morgan Investment Management Inc.
Portfolio Manager	Managed Fund Since	Primary Title with Investment Adviser
Michael Sais	1996	Managing Director
Robert Manning	2013	Managing Director
Purchase and Sale of Fund Shares
Purchase minimums
For Class A and Class C Shares
To establish an account	$1,000
To add to an account	$50
For Class I Shares
To establish an account	$1,000,000
To add to an account	No minimum levels

38  |   J.P. Morgan Income Funds

In general, you may purchase or redeem shares on any business day:
•	Through your Financial Intermediary
•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528
•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111
Tax Information
The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
July 1, 2018  |  39

JPMorgan High Yield Fund
Class/Ticker: A/OHYAX; C/OGHCX; I/OHYFX
What is the goal of the Fund?
The Fund seeks a high level of current income by investing primarily in a diversified portfolio of debt securities which are rated below investment grade or unrated. Capital appreciation is a secondary objective.
Fees and Expenses of the Fund
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the J.P. Morgan Funds. More information about these and other discounts is available from your financial intermediary and in “Investing with J.P. Morgan Funds — SALES CHARGES AND FINANCIAL INTERMEDIARY COMPENSATION” on page 144 and in “Financial Intermediary-Specific Sales Charge Waivers” in Appendix A of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” in Appendix A to Part II of the Statement of Additional Information. You may be required to pay a commission to your Financial Intermediary for purchases of Class I Shares. Such commissions are not reflected in the tables or the example below.
SHAREHOLDER FEES (Fees paid directly from your investment)
	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases as a % of the Offering Price	3.75%	NONE	NONE
Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares	NONE	1.00%	NONE
	(under $1 million)
“Acquired Fund Fees and Expenses” are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, including affiliated money market funds, other mutual funds, exchange-traded funds and business development companies. The impact of Acquired Fund Fees and Expenses is included in the total returns of the Fund. Acquired Fund Fees and Expenses are not direct costs of the Fund, are not used to calculate the Fund’s net asset value per share and are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Fund’s prospectus.
ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class I
Management Fees	0.60%	0.60%	0.60%
Distribution (Rule 12b-1) Fees	0.25	0.75	NONE
Other Expenses	0.38	0.37	0.39
Service Fees	0.25	0.25	0.25
Remainder of Other Expenses	0.13	0.12	0.14
Acquired Fund Fees and Expenses	0.01	0.01	0.01
Total Annual Fund Operating Expenses	1.24	1.73	1.00
Fee Waivers and/or Expense Reimbursements[1]	(0.24)	(0.23)	(0.25)
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[1]	1.00	1.50	0.75
1	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 1.00%, 1.50% and 0.75% of the average daily net assets of Class A, Class C and Class I Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 6/30/19, at which time the adviser and/or its affiliates will determine whether to renew or revise them.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 6/30/19 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
40   |  J.P. Morgan Income Funds

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	473	731	1,008	1,798
CLASS C SHARES ($)	253	523	917	2,022
CLASS I SHARES ($)	77	294	528	1,202

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	473	731	1,008	1,798
CLASS C SHARES ($)	153	523	917	2,022
CLASS I SHARES ($)	77	294	528	1,202
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 47% of the average value of its portfolio.
What are the Fund’s main investment strategies?
The Fund invests in all types of high yield, high risk debt securities. The Fund also may invest in convertible securities, preferred stock, common stock and loan participations and assignments and commitments to purchase loan assignments.
Under normal circumstances, the Fund invests at least 80% of its Assets in bonds, other debt securities, loan assignments and participations (Loans), commitments to purchase loan assignments (Unfunded Commitments) and preferred stocks that are rated below investment grade or unrated. For purposes of this policy, “Assets” means net assets plus the amount of borrowings for investment purposes.
Up to 20% of the Fund’s total assets may be invested in other securities, including investment grade securities. The Fund’s average weighted maturity ordinarily will range between three and ten years, although the Fund may shorten its weighted average maturity to as little as two years if deemed appropriate for temporary defensive purposes. The Fund may have a longer or shorter average weighted maturity under certain market conditions.
The Fund may invest no more than 30% of its net assets in Loans and Unfunded Commitments. Loans will typically consist of senior floating rate loans (Senior Loans), but may also include secured and unsecured loans, second lien loans or more junior (Junior Loans) and bridge loans. Loans may be issued by obligors in the U.S. or in foreign or emerging markets.
The Fund may invest up to 100% of the Fund’s total assets in below investment grade or unrated securities. Such securities are also known as “junk bonds,” “high yield bonds” and “non-investment grade bonds.” Such securities may include so called “distressed debt”. Distressed debt includes securities of issuers experiencing financial or operating difficulties, securities where the issuer has defaulted in the payment of interest or principal or in the performance of its covenants or agreements, securities of issuers that may be involved in bankruptcy proceedings, reorganizations or financial restructurings or securities of issuers operating in troubled industries. All securities will be U.S. dollar-denominated although they may be issued by a foreign corporation, government or its agencies and instrumentalities.
In addition to direct investments in securities, derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options and swaps to hedge various investments, for risk management and/or to increase income or gain to the Fund. In particular, the Fund may invest in swaps structured as credit default swaps related to individual Loans or other securities or indexes of Loans or other securities to gain exposure to such Loans and other securities, to mitigate risk exposure or to manage cash flow needs.
Although the Fund predominantly invests in debt securities and income producing securities, it may also invest in common stock from time to time. In addition, the Fund may acquire and hold such securities (or rights to acquire such securities) in connection with an amendment, waiver, conversion or exchange of fixed income securities, in connection with the bankruptcy or workout of distressed fixed income securities, or upon the exercise of a right or warrant obtained on account of a fixed income security.
The adviser focuses on value in buying and selling securities for the Fund by looking at individual securities against the context of broader market factors. For each issuer, the adviser performs an in-depth analysis of the issuer, including business prospects, management, capital requirements, capital structure, enterprise value and security structure and covenants. In addition, the adviser monitors investments on an ongoing basis by staying abreast of positive and negative credit developments expediting the review of the Fund’s investments that are considered to be the most risky. Generally, the adviser will sell a security when, based on fundamental credit analysis and the considerations described above, the adviser believes the issuer’s credit quality will deteriorate materially or when the adviser believes that there is better relative value available in the market in securities of comparable quality.
The Fund’s Main Investment Risks
The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular instruments or markets are not met.

July 1, 2018  |  41

JPMorgan High Yield Fund (continued)
An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.
The Fund is subject to the main risks noted below, any of which may adversely affect the Fund’s performance and ability to meet its investment objective.
General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, terrorism, regulatory events and government controls.
High Yield Securities and Loan Risk. The Fund invests in instruments including junk bonds, Loans and instruments that are issued by companies that are highly leveraged, less creditworthy or financially distressed. These investments are considered to be speculative and may be subject to greater risk of loss, greater sensitivity to economic changes, valuation difficulties and potential illiquidity. Such investments may be subject to additional risks including subordination to other creditors, no collateral or limited rights in collateral, lack of a regular trading market, extended settlement periods, liquidity risks, prepayment risks, potentially less protection under the federal securities laws and lack of publicly available information. The Fund will not have direct recourse against the issuer of a loan participation. High yield securities and Loans that are deemed to be liquid at the time of purchase may become illiquid.
No active trading market may exist for some Loans and other instruments and certain investments may be subject to restrictions on resale. In addition, the settlement period for Loans is uncertain as there is no standardized settlement schedule applicable to such investments. Certain Loans may take more than seven days to settle. The inability to dispose of the Fund’s securities and other investments in a timely fashion could result in losses to the Fund. Because some instruments may have a more limited secondary market, liquidity and valuation risk is more pronounced for the Fund than for funds that invest primarily in other types of fixed income instruments or equity securities. When Loans and other instruments are prepaid, the Fund may have to reinvest in instruments with a lower yield or fail to recover additional amounts (i.e., premiums) paid for these instruments, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Certain Loans may not be considered securities under the federal securities laws and, therefore, investments in such Loans may not be subject to certain protections under those laws. In addition, the adviser may not have access to material non-public information to which other investors may have access.
Credit Risk. The Fund’s investments are subject to the risk that issuers and/or counterparties will fail to make payments when due or default completely. Prices of the Fund’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Fund’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
Prepayment Risk. The issuer of certain securities may repay principal in advance, especially when yields fall. Changes in the rate at which prepayments occur can affect the return on investment of these securities. When debt obligations are prepaid or when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher coupons, resulting in an unexpected capital loss.
Smaller Company Risk. Investments in smaller companies may be riskier, less liquid, more volatile and more vulnerable to economic, market and industry changes than investment in larger, more established companies. The securities of smaller companies may trade less frequently and in smaller volumes than securities of larger companies. As a result, changes in the price of debt or equity issued by such companies may be more sudden or erratic than the prices of other securities, especially over the short term.
Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.
Interest Rate Risk. The Fund’s investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may invest in variable and floating rate Loans and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and

42  |   J.P. Morgan Income Funds

floating rate Loans and other securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Given that the Federal Reserve has begun to raise interest rates, the Fund may face a heightened level of interest rate risk.
Derivatives Risk. Derivatives, including options, futures contracts and swaps, may be riskier than other types of investments and may increase the volatility of the Fund. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s original investment. Derivatives expose the Fund to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligations (and includes credit risk associated with the counterparty). Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund to risks of mispricing or improper valuation. Certain of the Fund’s transactions in derivatives could also affect the amount, timing and character of distributions to shareholders which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns.
Privately Placed Securities Risk. Privately placed securities generally are less liquid than publicly traded securities and the Fund may not always be able to sell such securities without experiencing delays in finding buyers or reducing the sale price for such securities. The disposition of some of the securities held by the Fund may be restricted under federal securities laws. As a result, the Fund may not be able to dispose of such investments at a time when, or at a price at which, it desires to do so and may have to bear expenses of registering these securities, if necessary. These securities may also be difficult to value.
Foreign Issuer Risks. U.S. dollar-denominated securities of foreign issuers or U.S. affiliates of foreign issuers may be subject to additional risks not faced by domestic issuers. These risks include political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, and regulatory issues facing issuers in such foreign countries. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.
Geographic Focus Risk. The Fund may focus its investments in one or more regions or small groups of countries. As a result, the Fund’s performance may be subject to greater volatility than a more geographically diversified fund.
Industry and Sector Focus Risk. At times, the Fund may increase the relative emphasis of its investments in a particular industry or sector. The prices of securities of issuers in a particular industry or sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the Fund increases the relative emphasis of its investments in a particular industry or sector, its shares’ values may fluctuate in response to events affecting that industry or sector.
Transactions Risk. The Fund could experience a loss and its liquidity may be negatively impacted when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices. Similarly, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.
You could lose money investing in the Fund.
The Fund’s Past Performance
This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class I Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns for the past one year, five years, and ten years. The table compares that performance to the Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Capped Index and the Lipper High Yield Bond Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111. Effective September 14, 2009, some of the Fund’s investment strategies changed. The Fund’s past performance would have been different if the Fund were managed using the current strategies.
July 1, 2018  |  43

JPMorgan High Yield Fund (continued)
YEAR-BY-YEAR RETURNS — CLASS I SHARES
Best Quarter	2nd quarter, 2009	17.64%
Worst Quarter	4th quarter, 2008	-16.06%
The Fund’s year-to-date total return through 3/31/18 was -1.00%.
AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2017)
	Past 1 Year	Past 5 Years	Past 10 Years
CLASS I SHARES
Return Before Taxes	6.65%	4.92%	7.05%
Return After Taxes on Distributions	4.08	2.10	4.10
Return After Taxes on Distributions and Sale of Fund Shares	3.74	2.52	4.24
CLASS A SHARES
Return Before Taxes	2.49	3.91	6.40
CLASS C SHARES
Return Before Taxes	5.02	4.17	6.18
Bloomberg Barclays U.S. Corporate High Yield - 2% Issuer Capped Index
(Reflects No Deduction for Fees, Expenses, or Taxes)	7.50	5.78	8.09
Lipper High Yield Bond Index
(Reflects No Deduction for Taxes)	7.53	5.22	6.47
After-tax returns are shown for only the Class I Shares and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Management
J.P. Morgan Investment Management Inc.
Portfolio Manager	Managed Fund Since	Primary Title with Investment Adviser
William J. Morgan	1998	Managing Director
James P. Shanahan	1998	Managing Director
Purchase and Sale of Fund Shares
Purchase minimums
For Class A and Class C Shares
To establish an account	$1,000
To add to an account	$50
For Class I Shares
To establish an account	$1,000,000
To add to an account	No minimum levels
In general, you may purchase or redeem shares on any business day:
•	Through your Financial Intermediary
•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528
•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111
Tax Information
The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

44  |   J.P. Morgan Income Funds

JPMorgan Income Fund
Class/Ticker: A/JGIAX; C/JGCGX; I/JMSIX
What is the goal of the Fund?
The Fund seeks to provide income with a secondary objective of capital appreciation.
Fees and Expenses of the Fund
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the J.P. Morgan Funds. More information about these and other discounts is available from your financial intermediary and in “Investing with J.P. Morgan Funds — SALES CHARGES AND FINANCIAL INTERMEDIARY COMPENSATION” on page 144 and in “Financial Intermediary-Specific Sales Charge Waivers” in Appendix A of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” in Appendix A to Part II of the Statement of Additional Information. You may be required to pay a commission to your Financial Intermediary for purchases of Class I Shares. Such commissions are not reflected in the tables or the example below.
SHAREHOLDER FEES (Fees paid directly from your investment)
	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases as a % of the Offering Price	3.75%	NONE	NONE
Maximum Deferred Sales Charge (Load) as a % of Original Cost of the Shares	NONE	1.00%	NONE
	(under $1 million)
“Acquired Fund Fees and Expenses” are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, including affiliated money market funds, other mutual funds, exchange-traded funds and business development companies. The impact of Acquired Fund Fees and Expenses is included in the total returns of the Fund. Acquired Fund Fees and Expenses are not direct costs of the Fund, are not used to calculate the Fund’s net asset value per share and are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Fund’s prospectus.
ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class I
Management Fees	0.35%	0.35%	0.35%
Distribution (Rule 12b-1) Fees	0.25	0.75	NONE
Other Expenses	0.64	0.66	0.69
Service Fees	0.25	0.25	0.25
Remainder of Other Expenses	0.39	0.41	0.44
Acquired Fund Fees and Expenses	0.01	0.01	0.01
Total Annual Fund Operating Expenses	1.25	1.77	1.05
Fee Waivers and/or Expense Reimbursements[1]	(0.60)	(0.57)	(0.65)
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[1]	0.65	1.20	0.40
1	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 0.65%, 1.20% and 0.40% of the average daily net assets of Class A, Class C and Class I Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 6/30/19, at which time the adviser and/or its affiliates will determine whether to renew or revise them.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 6/30/19 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
July 1, 2018  |  45

JPMorgan Income Fund (continued)
IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	439	700	980	1,779
CLASS C SHARES ($)	222	502	906	2,037
CLASS I SHARES ($)	41	269	516	1,224

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	439	700	980	1,779
CLASS C SHARES ($)	122	502	906	2,037
CLASS I SHARES ($)	41	269	516	1,224
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 40% of the average value of its portfolio.
What are the Fund’s main investment strategies?
The Fund seeks to achieve its objective by investing opportunistically among multiple debt markets and sectors that the Fund’s adviser, J.P. Morgan Investment Management Inc. (JPMIM or the adviser) believes have high potential to produce income and have low correlations to each other in order to manage risk. The Fund is flexible and not managed to a benchmark. This allows the Fund to shift its allocations based on changing market conditions, which may result in investing in a single or multiple markets and sectors. The Fund also uses a strategy of managing distributions throughout the year to help reduce fluctuations in monthly dividends. “Income” in the Fund’s name refers to the Fund’s strategy of seeking to provide a predictable level of dividend income by investing opportunistically across different markets and sectors and utilizing income management strategies. The capital appreciation sought by the Fund generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.
The Fund has broad flexibility to invest in a wide variety of debt securities and instruments of any maturity. The Fund may invest in fixed and floating rate debt securities issued in both U.S. and foreign markets, including countries whose economies are less developed (emerging markets). The Fund invests primarily in U.S. dollar denominated securities, although the Fund may also invest in non-dollar denominated securities. The Fund currently anticipates that it will invest no more than 10% of its total assets in non-dollar denominated securities, although, from time to time, the Fund may invest a greater percentage of its assets in non-dollar denominated securities to take advantage of market conditions.
In connection with managing volatility, the Fund seeks to maintain a duration of ten years or less, although, under certain market conditions such as in periods of significant volatility in interest rates and spreads, the Fund’s duration may be longer than ten years. Duration is a measure of the price sensitivity of a debt security or a portfolio of debt securities to relative changes in interest rates. For instance, a duration of three years means that a security’s or portfolio’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in yield curve).
Although the Fund has the flexibility to invest above 65% of its total assets in investments that are rated below investment grade (also known as junk bonds or high yield securities) or the unrated equivalent to take advantage of market opportunities, under normal market conditions the Fund invests at least 35% of its total assets in investments that, at the time of purchase, are rated investment grade or the unrated equivalent.
Below investment grade securities may include so-called “distressed debt.” Distressed debt includes securities of issuers experiencing financial or operating difficulties, securities where the issuer has defaulted in the payment of interest or principal or in the performance of its covenants or agreements, securities of issuers that may be involved in bankruptcy proceedings, reorganizations or financial restructurings or securities of issuers operating in troubled industries.
A significant portion of the Fund’s assets may be invested in asset-backed securities, mortgage-related securities and mortgage-backed securities. Such securities may be structured as collateralized mortgage obligations (CMOs) and stripped mortgage-backed securities, including those structured such that payments consist of interest-only (IO), principal-only (PO) or principal and interest. The Fund also may invest in inverse floaters and inverse IOs, which are debt securities with interest rates that reset in the opposite direction from the market rate to which the security is indexed. The Fund may also invest in structured investments and adjustable rate mortgage loans (ARMs). The Fund may invest a significant amount of its assets in sub-prime mortgage-related securities.
The Fund may invest in securities issued by the U.S. government and its agencies and instrumentalities including U.S. Treasury securities, treasury receipts and obligations and securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac).
The Fund may also invest in mortgage pass-through securities including securities eligible to be sold on the “to-be-announced” or TBA market (mortgage TBAs). The Fund may

46  |   J.P. Morgan Income Funds

enter into dollar rolls, in which the Fund sells mortgage-backed securities including mortgage TBAs and at the same time contracts to buy back very similar securities on a future date. The Fund may also sell mortgage TBAs short.
The Fund may invest in inflation-linked debt securities including fixed and floating rate debt securities of varying maturities issued by the U.S. government, its agencies and instrumentalities, such as Treasury Inflation Protected Securities (TIPS). The Fund may also invest in inflation-linked debt securities issued by other entities such as corporations, foreign governments and foreign issuers. The Fund may invest in loan participations and assignments (Loans) and commitments to purchase Loans (Unfunded Commitments). Loans will typically consist of senior floating rate loans (Senior Loans), but may also include secured and unsecured loans, second lien loans or more junior (Junior Loans) and bridge loans.
The Fund may also invest in convertible securities and preferred stock that the adviser believes will produce income or generate return. The Fund also may use bank obligations, commercial paper, corporate debt securities, custodial receipts, inverse floating rate instruments, municipal securities, private placements, restricted securities and other unregistered securities, real estate investment trusts (REITs), short-term funding agreements, when-issued securities, delayed delivery securities and forward commitments, and zero-coupon, pay-in-kind and deferred payment securities. The securities in which the Fund invests may include debt securities issued by governments and their agencies, supranational organizations, corporations, and banks.
The Fund has flexibility to utilize derivatives and at times, use of such derivatives may be a principal strategy. Derivatives are instruments that have a value based on another instrument, exchange rate or index. Derivatives will be used primarily for hedging, including duration hedging, but may also be used as substitutes for securities in which the Fund can invest. Such derivatives may include futures contracts, options, swaps including interest rate and credit default swaps, and forward contracts. The Fund may also use derivatives for other hedging purposes (e.g., decreasing or increasing exposure to certain securities), to increase income and gain to the Fund, as part of its risk management process by establishing or adjusting exposure to particular securities, markets or currencies and/or to manage cash flows.
As part of its principal investment strategy and for temporary defensive purposes, any portion of the Fund’s assets may be invested in cash and cash equivalents.
In buying and selling investments for the Fund, the adviser uses a flexible, opportunistic approach that combines strategy and sector rotation (asset allocation). Strategy rotation refers to the shifting of investments among the multiple debt markets in which the Fund may invest. Sector rotation refers to the shifting of investments from one or more sectors (for example, high yield) into one or more other sectors (for example, emerging markets). For each strategy/sector, dedicated specialists provide security research and recommendations to the lead portfolio managers. Buy and sell decisions are based on fundamental, quantitative and technical analysis, including the expected potential to generate income. As part of its risk management strategy, the adviser typically will invest in multiple strategies/sectors, but, as part of the Fund’s opportunistic strategy, the adviser has flexibility to invest in a single or small number of strategies/sectors from time to time. Due to the Fund’s flexible asset allocation approach, the Fund’s risk exposure may vary and a risk associated with an individual strategy or type of investment may become more pronounced when the Fund utilizes a single strategy or type of investment or only a few strategies or types of investments. Generally, the adviser will sell a security when, based on fundamental, quantitative and technical analysis and the considerations described above, the adviser believes the issuer’s credit quality will deteriorate materially or when the adviser believes that there is better relative value available in the market in securities of comparable quality.
The Fund’s Main Investment Risks
The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular instruments or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objectives, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.
The Fund is subject to the main risks noted below, any of which may adversely affect the Fund’s performance and ability to meet its investment objective.
Interest Rate Risk. The Fund’s investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may invest in variable and floating rate Loans and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate Loans and other securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Given that the Federal Reserve has begun to raise interest rates, the Fund may face a heightened level of interest rate risk.
General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions
July 1, 2018  |  47

JPMorgan Income Fund (continued)
in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, terrorism, regulatory events and government controls.
Credit Risk. The Fund’s investments are subject to the risk that issuers and/or counterparties will fail to make payments when due or default completely. Prices of the Fund’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Fund’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
Strategy Risk. The Fund’s strategy of seeking to provide a predictable level of dividend income may not be successful. The income payable on debt securities in general and the availability of investment opportunities varies based on market conditions. In addition, the Fund may not be effective in identifying income producing securities and managing distributions; as a result, the level of dividend income may fluctuate. The Fund’s investments are subject to various risks including the risk that the counterparty will not pay income when due which may adversely impact the level and predictability of dividend income paid by the Fund. The Fund does not guarantee that distributions will always be paid or paid at a predictable level.
High Yield Securities and Loan Risk. The Fund invests in instruments including junk bonds, Loans and instruments that may be issued by companies that are highly leveraged, less creditworthy or financially distressed. These investments are considered to be speculative and may be subject to greater risk of loss, greater sensitivity to economic changes, valuation difficulties and potential illiquidity. Such investments may be subject to additional risks including subordination to other creditors, no collateral or limited rights in collateral, lack of a regular trading market, extended settlement periods, liquidity risks, prepayment risks, potentially less protection under the federal securities laws and lack of publicly available information. The Fund will not have direct recourse against the issuer of a loan participation.
No active trading market may exist for some Loans and other instruments and certain investments may be subject to restrictions on resale. In addition, the settlement period for Loans is uncertain as there is no standardized settlement schedule applicable to such investments. Loans that are deemed to be liquid at the time of purchase may become illiquid. Certain Loans may take more than seven days to settle. The inability to dispose of the Fund’s securities and other investments in a timely fashion could result in losses to the Fund. Because some instruments may have a more limited secondary market, liquidity and valuation risk is more pronounced for the Fund than for funds that invest primarily in other types of fixed income instruments or equity securities. When Loans and other instruments are prepaid, the Fund may have to reinvest in instruments with a lower yield or fail to recover additional amounts (i.e., premiums) paid for these instruments, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Certain Loans may not be considered securities under the federal securities laws and, therefore, investments in such Loans may not be subject to certain protections under those laws. In addition, the adviser may not have access to material non-public information to which other investors may have access.
Foreign Securities and Emerging Markets Risk. U.S. dollar-denominated securities of foreign issuers or U.S. affiliates of foreign issuers may be subject to additional risks not faced by domestic issuers. These risks include political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, and regulatory issues facing issuers in such countries. The Fund may also invest in non-dollar denominated securities. Investments in non-dollar denominated securities are subject to risks in addition to those summarized above including currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, liquidity risks, and less stringent investor protection and disclosure standards of foreign markets. In certain markets where securities and other instruments are not traded “delivery versus payment,” the Fund may not receive timely payment for securities or other instruments it has delivered or receive delivery of securities paid for and may be subject to increased risk that the counterparty will fail to make payments or delivery when due or default completely.
Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. These risks are magnified in countries in “emerging markets.” Emerging market countries typically have less-established market economies than developed countries and may face greater social, economic, regulatory and political uncertainties. In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers.
Geographic Focus Risk. The Fund may focus its investments in one or more regions or small groups of countries. As a result, the Fund’s performance may be subject to greater volatility than a more geographically diversified fund.

48  |   J.P. Morgan Income Funds

Sovereign Debt Risk. The Fund may invest in securities issued or guaranteed by foreign governmental entities (known as sovereign debt securities). These investments are subject to the risk of payment delays or defaults, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, large debt positions relative to the country’s economy or failure to implement economic reforms. There is no legal or bankruptcy process for collecting sovereign debt.
European Market Risk. The Fund’s performance will be affected by political, social and economic conditions in Europe, such as growth of the economic output (the gross national product), the rate of inflation, the rate at which capital is reinvested into European economies, the success of governmental actions to reduce budget deficits, the resource self-sufficiency of European countries and interest and monetary exchange rates between European countries. European financial markets may experience volatility due to concerns about high government debt levels, credit rating downgrades, rising unemployment, the future of the euro as a common currency, possible restructuring of government debt and other government measures responding to those concerns and fiscal and monetary controls imposed on member countries of the European Union. The risk of investing in Europe may be heightened due to steps being taken by the United Kingdom to exit the European Union. In addition, if one or more countries were to exit the European Union or abandon the use of the euro as a currency, the value of investments tied to those countries or the euro could decline significantly and unpredictably.
Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by Ginnie Mae, Fannie Mae, or Freddie Mac). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government-related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government-related organizations may not have the funds to meet their payment obligations in the future.
Asset-Backed, Mortgage-Related and Mortgage-Backed Securities Risk. The Fund may invest in asset-backed, mortgage-related and mortgage-backed securities including so-called “sub-prime” mortgages that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In periods of rising interest rates, the Fund may be subject to extension risk, and may receive principal later than expected. As a result, in periods of rising interest rates, the Fund may exhibit additional volatility. During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, such securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.
CMOs and stripped mortgage-backed securities, including those structured as IOs and POs, are more volatile and may be more sensitive to the rate of prepayments than other mortgage-related securities. The risk of default, as described under “Credit Risk”, for “sub-prime” mortgages is generally higher than other types of mortgage-backed securities. The structure of some of these securities may be complex and there may be less available information than other types of debt securities.
The Fund will be exposed to additional risk to the extent that it uses inverse floaters and inverse IOs, which are debt securities with interest rates that reset in the opposite direction from the market rate to which the security is indexed. These securities are more volatile and more sensitive to interest rate changes than other types of debt securities. If interest rates move in a manner not anticipated by the adviser, the Fund could lose all or substantially all of its investment in inverse IOs.
Prepayment Risk. The issuer of certain securities may repay principal in advance, especially when yields fall. Changes in the rate at which prepayments occur can affect the return on investment of these securities. When debt obligations are prepaid or when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher coupons, resulting in an unexpected capital loss.
Inflation-Linked Security Risk. Inflation-linked debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of an inflation-linked security tends to decline when real interest rates increase. Unlike conventional bonds, the principal and interest payments of inflation-linked securities such as TIPS are adjusted periodically to a specified rate of inflation (e.g., Non-Seasonally Adjusted Consumer Price Index for all Urban Consumers (CPI-U)). There can be no assurance that the inflation index used will accurately measure the real rate of inflation. These securities may lose value in the event that the actual rate of inflation is different than the rate of the inflation index.
Equity Market Risk. The Fund’s investments in preferred shares and convertible securities are subject to equity market risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition,
July 1, 2018  |  49

JPMorgan Income Fund (continued)
sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.
Convertible Securities Risk. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities.
Municipal Securities Risk. The risk of a municipal security generally depends on the financial and credit status of the issuer. Changes in a municipality’s financial health may make it difficult for the municipality to make interest and principal payments when due. This could decrease the Fund’s income or hurt the ability to preserve capital and liquidity. Under some circumstances, municipal securities might not pay interest unless the state legislature or municipality authorizes money for that purpose.
Mortgage Dollar Roll Risk. The Fund may enter into mortgage dollar rolls involving mortgage pass-through securities including mortgage TBAs and other mortgage-backed securities. During the period between the sale and repurchase in a mortgage dollar roll transaction, the Fund will not be entitled to receive interest and principal payments on the securities sold. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the Fund’s right to repurchase or sell securities may be limited. Short sales of mortgage TBAs and engaging in mortgage dollar rolls may be subject to leverage risks as described under “Derivatives Risk.” In addition, mortgage dollar rolls may increase interest rate risk and result in an increased portfolio turnover rate which increases costs and may increase taxable gains.
Zero-Coupon, Pay-In-Kind and Deferred Payment Securities Risk. The market value of a zero-coupon, pay-in-kind or deferred payment security is generally more volatile than the market value of, and is more likely to respond to a greater degree to changes in interest rates than, other fixed income securities with similar maturities and credit quality that pay interest periodically. In addition, federal income tax law requires that the holder of a zero-coupon security accrue a portion of the discount at which the security was purchased as taxable income each year. The Fund may consequently have to dispose of portfolio securities under disadvantageous circumstances to generate cash to satisfy its requirement as a regulated investment company to distribute all of its net income (including non-cash income attributable to zero-coupon securities). These actions may reduce the assets to which the Fund’s expenses could otherwise be allocated and may reduce the Fund’s rate of return.
Preferred Stock Risk. Preferred stock generally has a preference as to dividends and liquidation over an issuer’s common stock but ranks junior to debt securities in an issuer’s capital structure. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Privately Placed Securities Risk. Privately placed securities generally are less liquid than publicly traded securities and the Fund may not always be able to sell such securities without experiencing delays in finding buyers or reducing the sale price for such securities. The disposition of some of the securities held by the Fund may be restricted under federal securities laws. As a result, the Fund may not be able to dispose of such investments at a time when, or at a price at which, it desires to do so and may have to bear expenses of registering these securities, if necessary. These securities may also be difficult to value.
REIT Risk. The Fund’s investments in real estate securities, including REITs, are subject to the same risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying real estate interests. These risks include default, prepayments, changes in value resulting from changes in interest rates and demand for real and rental property, and the management skill and creditworthiness of REIT issuers. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.
High Portfolio Turnover Risk. The Fund will likely engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term capital gains that will generally be taxable to shareholders as ordinary income.
Derivatives Risk. Derivatives, including futures contracts, options, swaps including interest rate and credit default swaps and forward contracts, may be riskier than other types of investments and may increase the volatility of the Fund. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s original investment. Derivatives expose the Fund to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligations (and includes credit risk associated with the counterparty). Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund to risks of mispricing or improper valuation. Certain of the Fund’s transactions in derivatives could also affect the

50  |   J.P. Morgan Income Funds

amount, timing and character of distributions to shareholders which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns.
Industry and Sector Focus Risk. At times, the Fund may increase the relative emphasis of its investments in a particular industry or sector. The prices of securities of issuers in a particular industry or sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the Fund increases the relative emphasis of its investments in a particular industry or sector, its shares’ values may fluctuate in response to events affecting that industry or sector.
Transactions Risk. The Fund could experience a loss and its liquidity may be negatively impacted when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices. Similarly, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.
You could lose money investing in the Fund.
The Fund’s Past Performance
This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class I Shares has varied from year to year for the past three calendar years. The table shows average annual total returns for the past one year and life of the Fund. The table compares that performance to the Bloomberg Barclays U.S. Aggregate Index and the Lipper Multi-Sector Income Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
YEAR-BY-YEAR RETURNS — CLASS I SHARES
Best Quarter	3rd quarter, 2016	3.60%
Worst Quarter	3rd quarter, 2015	-1.27%
The Fund’s year-to-date total return through 3/31/18 was -0.60%.
AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2017)
	Past 1 Year	Life of Fund (since 06/02/2014)
CLASS I SHARES
Return Before Taxes	5.95%	3.93%
Return After Taxes on Distributions	3.52	1.54
Return After Taxes on Distributions and Sale of Fund Shares	3.34	1.88
CLASS A SHARES
Return Before Taxes	1.58	2.59
CLASS C SHARES
Return Before Taxes	3.99	3.12
Bloomberg Barclays U.S. Aggregate Index
(Reflects No Deduction for Fees, Expenses, or Taxes)	3.54	2.53
Lipper Multi-Sector Income Funds Index
(Reflects No Deduction for Taxes)	6.28	2.91 [1]
1	The Fund commenced operations on 6/2/14. Performance for the benchmark is for 6/30/14.
After-tax returns are shown for only the Class I Shares and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and
July 1, 2018  |  51

JPMorgan Income Fund (continued)
the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Management
J.P. Morgan Investment Management Inc.
Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
J. Andrew Norelli	2014	Managing Director
Andrew Headley	2017	Managing Director
Purchase and Sale of Fund Shares
Purchase minimums
For Class A and Class C Shares
To establish an account	$1,000
To add to an account	$50
For Class I Shares
To establish an account	$1,000,000
To add to an account	No minimum levels
In general, you may purchase or redeem shares on any business day:
•	Through your Financial Intermediary
•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528
•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111
Tax Information
The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

52  |   J.P. Morgan Income Funds

JPMorgan Inflation Managed Bond Fund
Class/Ticker: A/JIMAX; C/JIMCX; I/JRBSX
What is the goal of the Fund?
The Fund seeks to maximize inflation protected total return.
Fees and Expenses of the Fund
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the J.P. Morgan Funds. More information about these and other discounts is available from your financial intermediary and in “Investing with J.P. Morgan Funds — SALES CHARGES AND FINANCIAL INTERMEDIARY COMPENSATION” on page 144 and in “Financial Intermediary-Specific Sales Charge Waivers” in Appendix A of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” in Appendix A to Part II of the Statement of Additional Information. You may be required to pay a commission to your Financial Intermediary for purchases of Class I Shares. Such commissions are not reflected in the tables or the example below.
SHAREHOLDER FEES (Fees paid directly from your investment)
	Class A	Class C	Class I
Maximum Deferred Sales Charge (Load) Imposed on Purchases as a % of the Offering Price	3.75%	NONE	NONE
Maximum Deferred Sales Charge (Load) as a % of Original Cost of the Shares	NONE	1.00%	NONE
	(under $1 million)

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class I
Management Fees	0.35%	0.35%	0.35%
Distribution (Rule 12b-1) Fees	0.25	0.75	NONE
Other Expenses	0.37	0.40	0.37
Service Fees	0.25	0.25	0.25
Remainder of Other Expenses	0.12	0.15	0.12
Total Annual Fund Operating Expenses	0.97	1.50	0.72
Fee Waivers and/or Expense Reimbursements[1]	(0.22)	(0.10)	(0.12)
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[1]	0.75	1.40	0.60
1	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 0.75%, 1.40% and 0.60% of the average daily net assets of Class A, Class C and Class I Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 6/30/19, at which time the adviser and/or its affiliates will determine whether to renew or revise them.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 6/30/19 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	449	651	871	1,501
CLASS C SHARES ($)	243	464	809	1,782
CLASS I SHARES ($)	61	218	389	883

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	449	651	871	1,501
CLASS C SHARES ($)	143	464	809	1,782
CLASS I SHARES ($)	61	218	389	883
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 68% of the average value of its portfolio.
July 1, 2018  |  53

JPMorgan Inflation Managed Bond Fund (continued)
What are the Fund’s main investment strategies?
The Fund is designed to protect the total return generated by its core fixed income holdings from inflation risk. As used in the Fund’s goal, “total return” includes income and capital appreciation. The Fund seeks to hedge this risk by using swaps that are based on the Non-Seasonally Adjusted Consumer Price Index for all Urban Consumers (CPI-U) in combination with its core portfolio of fixed income securities. This strategy is intended to create the equivalent of a portfolio of inflation-protected fixed income securities. Secondarily, the Fund may purchase other investments including actual inflation-protected securities such as Treasury Inflation Protected Securities (TIPS).
“Inflation Managed” in the Fund’s name does not refer to a type of security in which the Fund invests, but rather describes the Fund’s overall strategy of creating a portfolio of inflation-protected securities. Under normal circumstances, the Fund will invest at least 80% of its “Assets” in bonds. “Assets” means net assets, plus the amount of borrowings for investment purposes.
As part of its main investment strategy, the Fund may principally invest in corporate bonds, U.S. government and agency debt securities, asset-backed securities, and mortgage-related and mortgage-backed securities. Mortgage-related and mortgage-backed securities may be structured as collateralized mortgage obligations (agency and non-agency), stripped mortgage-backed securities (interest-only or principal-only), commercial mortgage-backed securities, and mortgage pass-through securities. Additional information about these types of investments may be found in “Investment Practices” in the Fund’s prospectus. Securities purchased by the Fund will be rated investment grade (or the unrated equivalent) at the time of purchase. In addition, all securities will be U.S. dollar-denominated although they may be issued by a foreign corporation, government or its agencies and instrumentalities. The Fund may invest a significant portion or all of its assets in mortgage-related and mortgage-backed securities at the adviser’s discretion. The Fund expects to invest no more than 10% of its assets in “sub-prime” mortgage-related securities at the time of purchase.
The adviser buys and sells securities and investments for the Fund based on its view of individual securities and market sectors. Taking a long-term approach, the adviser looks for individual fixed income investments that it believes will perform well over market cycles. The adviser is value oriented and makes decisions to purchase and sell individual securities and instruments after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, duration, liquidity, legal provisions and the structure of the transaction.
The Fund’s Main Investment Risks
The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular instruments or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.
The Fund is subject to the main risks noted below, any of which may adversely affect the Fund’s performance and ability to meet its investment objective.
General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, terrorism, regulatory events and government controls.
Interest Rate Risk. The Fund’s investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may invest in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Given that the Federal Reserve has begun to raise interest rates, the Fund may face a heightened level of interest rate risk.
Credit Risk. The Fund’s investments are subject to the risk that issuers and/or counterparties will fail to make payments when due or default completely. Prices of the Fund’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Fund’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
Strategy Risk. The Fund’s investment strategies may not work to generate inflation-protected return. There is no guarantee that the use of derivatives and debt securities will mimic a portfolio of inflation-protected bonds.

54  |   J.P. Morgan Income Funds

Derivatives Risk. The Fund may have significant exposure to derivatives. Derivatives, including swaps, may be riskier than other types of investments and may increase the volatility of the Fund. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s original investment. Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk. Derivatives expose the Fund to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligations (and includes credit risk associated with the counterparty). Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the security being hedged. In addition, given their complexity, derivatives expose the Fund to risks of mispricing or improper valuation. Certain of the Fund’s transactions in derivatives could also affect the amount, timing and character of distributions to shareholders which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns.
Inflation-Protected Securities Risk. Inflation-linked debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of an inflation-linked security tends to decline when real interest rates increase. Unlike conventional bonds, the principal and interest payments of inflation-protected securities such as TIPS are adjusted periodically to a specified rate of inflation (e.g., CPI-U). There can be no assurance that the inflation index used will accurately measure the actual rate of inflation. These securities may lose value in the event that the actual rate of inflation is different than the rate of the inflation index.
Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), or the Federal Home Loan Mortgage Corporation (Freddie Mac)). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government-related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government-related organizations may not have the funds to meet their payment obligations in the future.
Asset-Backed, Mortgage-Related and Mortgage-Backed Securities Risk. The Fund may invest in asset-backed, mortgage-related and mortgage-backed securities including so-called “sub-prime” mortgages that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In periods of rising interest rates, the Fund may be subject to extension risk, and may receive principal later than expected. As a result, in periods of rising interest rates, the Fund may exhibit additional volatility. During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, such securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.
Collateralized mortgage obligations (CMOs) and stripped mortgage-backed securities, including those structured as interest-only (IOs) and principal-only (POs), are more volatile and may be more sensitive to the rate of payments than other mortgage-related securities. The risk of default, as described under “Credit Risk”, for “sub-prime” mortgages is generally higher than other types of mortgage-backed securities. The structure of some of these securities may be complex and there may be less available information than other types of debt securities.
Prepayment Risk. The issuer of certain securities may repay principal in advance, especially when yields fall. Changes in the rate at which prepayments occur can affect the return on investment of these securities. When debt obligations are prepaid or when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher coupons, resulting in an unexpected capital loss.
Industry and Sector Focus Risk. At times, the Fund may increase the relative emphasis of its investments in a particular industry or sector. The prices of securities of issuers in a particular industry or sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the Fund increases the relative emphasis of its investments in a particular industry or sector, its shares’ values may fluctuate in response to events affecting that industry or sector.
July 1, 2018  |  55

JPMorgan Inflation Managed Bond Fund (continued)
Transactions Risk. The Fund could experience a loss and its liquidity may be negatively impacted when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices. Similarly, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.
Foreign Issuer Risks. U.S. dollar-denominated securities of foreign issuers or U.S. affiliates of foreign issuers may be subject to additional risks not faced by domestic issuers. These risks include political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, and regulatory issues facing issuers in such foreign countries. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.
Geographic Focus Risk. The Fund may focus its investments in one or more regions or small groups of countries. As a result, the Fund’s performance may be subject to greater volatility than a more geographically diversified fund.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.
You could lose money investing in the Fund.
The Fund’s Past Performance
This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class I Shares has varied from year to year for the past seven calendar years. The table shows the average annual total returns for the past one year, five years and life of the Fund. The table compares that performance to the Bloomberg Barclays 1-10 Year U.S. TIPS Index, the Bloomberg Barclays U.S. Intermediate Aggregate Index, the Inflation Managed Bond Composite Benchmark (a composite benchmark determined by adding the Bloomberg Barclays Intermediate Government/Credit Index and 80% of the Bloomberg Barclays Inflation Swap 5 Year Zero Coupon Index) and the Lipper Inflation-Protected Bond Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other indexes, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
YEAR-BY-YEAR RETURNS — CLASS I SHARES
Best Quarter	1st quarter, 2012	2.57%
Worst Quarter	2nd quarter, 2013	-3.49%
The Fund’s year-to-date total return through 3/31/18 was -0.51%.

56   |  J.P. Morgan Income Funds

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2017)
	Past 1 Year	Past 5 Years	Life of Fund (since 03/31/2010)
CLASS I SHARES
Return Before Taxes	1.98%	0.52%	2.24%
Return After Taxes on Distributions	1.07	-0.16	1.48
Return After Taxes on Distributions and Sale of Fund Shares	1.12	0.08	1.42
CLASS A SHARES
Return Before Taxes	-1.98	-0.37	1.60
CLASS C SHARES
Return Before Taxes	0.22	-0.27	1.43
Bloomberg Barclays 1-10 Year U.S. TIPS Index
(Reflects No Deduction for Fees, Expenses, or Taxes)	1.90	0.09	2.37
Bloomberg Barclays U.S. Intermediate Aggregate Index
(Reflects No Deduction for Fees, Expenses, or Taxes)	2.27	1.70	2.86
Inflation Managed Bond Composite Benchmark
(Reflects No Deduction for Fees, Expenses, or Taxes)	1.77	0.50	2.06
Lipper Inflation-Protected Bond Funds Index
(Reflects No Deduction for Taxes)	2.49	-0.25	2.87
After-tax returns are shown for only the Class I Shares and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Management
J.P. Morgan Investment Management Inc.
Portfolio Manager	Managed Fund Since	Primary Title with Investment Adviser
Scott E. Grimshaw	2010	Executive Director
Deepa Majmudar	2010	Managing Director
Steven Lear	2013	Managing Director
David Rooney	2015	Executive Director
Purchase and Sale of Fund Shares
Purchase minimums
For Class A and Class C Shares
To establish an account	$1,000
To add to an account	$50
For Class I Shares
To establish an account	$1,000,000
To add to an account	No minimum levels
In general, you may purchase or redeem shares on any business day:
•	Through your Financial Intermediary
•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528
•	After you open an account by calling J.P. Morgan Funds Services at 1-800-480-4111
Tax Information
The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
July 1, 2018  |  57

JPMorgan Limited Duration Bond Fund
Class/Ticker: A/ONUAX; C/OGUCX; I/HLGFX
What is the goal of the Fund?
The Fund seeks a high level of current income consistent with low volatility of principal.
Fees and Expenses of the Fund
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in the J.P. Morgan Funds. More information about these and other discounts is available from your financial intermediary and in “Investing with J.P. Morgan Funds — SALES CHARGES AND FINANCIAL INTERMEDIARY COMPENSATION” on page 144 and in “Financial Intermediary-Specific Sales Charge Waivers” in Appendix A of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” in Appendix A to Part II of the Statement of Additional Information. You may be required to pay a commission to your Financial Intermediary for purchases of Class I Shares. Such commissions are not reflected in the tables or the example below.
SHAREHOLDER FEES (Fees paid directly from your investment)
	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases as a % of the Offering Price	2.25%	NONE	NONE
Maximum Deferred Sales Charge (Load) as a % of Original Cost of the Shares for purchases prior to March 31, 2018	NONE (under $500,000)	1.00%	NONE
Maximum Deferred Sales Charge (Load) as a % of Original Cost of the Shares for purchases on or after March 31, 2018	NONE (under $250,000)	1.00%	NONE
“Acquired Fund Fees and Expenses” are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, including affiliated money market funds, other mutual funds, exchange-traded funds and business development companies. The impact of Acquired Fund Fees and Expenses is included in the total returns of the Fund. Acquired Fund Fees and Expenses are not direct costs of the Fund, are not used to calculate the Fund’s net asset value per share and are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Fund’s prospectus.
ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class I
Management Fees	0.25%	0.25%	0.25%
Distribution (Rule 12b-1) Fees	0.25	0.75	NONE
Other Expenses	0.39	0.39	0.37
Service Fees	0.25	0.25	0.25
Remainder of Other Expenses	0.14	0.14	0.12
Acquired Fund Fees and Expenses	0.02	0.02	0.02
Total Annual Fund Operating Expenses	0.91	1.41	0.64
Fee Waivers and/or Expense Reimbursements[1]	(0.21)	(0.21)	(0.19)
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[1]	0.70	1.20	0.45
1	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 0.70%, 1.20% and 0.45% of the average daily net assets of Class A, Class C and Class I Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 6/30/19, at which time the adviser and/or its affiliates will determine whether to renew or revise them.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 6/30/19 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
58   |  J.P. Morgan Income Funds

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	295	488	697	1,301
CLASS C SHARES ($)	222	426	751	1,673
CLASS I SHARES ($)	46	186	338	780

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	295	488	697	1,301
CLASS C SHARES ($)	122	426	751	1,673
CLASS I SHARES ($)	46	186	338	780
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 22% of the average value of its portfolio.
What are the Fund’s main investment strategies?
The Fund mainly invests in mortgage-backed securities, asset-backed securities, mortgage-related securities, adjustable rate mortgages, money market instruments, and structured investments. These investments may be structured as collateralized mortgage obligations (agency and non-agency), stripped mortgage-backed securities, commercial mortgage-backed securities, and mortgage pass-through securities. These securities may be structured such that payments consist of interest-only (IO), principal-only (PO) or principal and interest. Under normal circumstances, the Fund will invest at least 80% of its Assets in bonds. For purposes of this policy, “Assets” means net assets plus the amount of borrowings for investment purposes.
The Fund seeks to maintain a duration of three years or less, although, under certain market conditions such as in periods of significant volatility in interest rates and spreads, the Fund’s duration may be longer than three years. Duration is a measure of the price sensitivity of a debt security or a portfolio of debt securities to relative changes in interest rates. For instance, a duration of “three” means that a security’s or portfolio’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in yield curve).
The Fund invests in fixed and floating rate debt securities representing an interest in or secured by residential mortgage loans. These securities often are issued or guaranteed by the
U.S. government, its agencies or instrumentalities such as the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae) or the Federal Home Loan Mortgage Corporation (Freddie Mac). However, the Fund may also purchase mortgage-backed securities and asset-backed securities that are issued by non-governmental entities. Such securities may or may not have private insurer guarantees of timely payments.
Securities purchased by the Fund will be rated investment grade (or the unrated equivalent) at the time of purchase. In addition, all securities will be U.S. dollar-denominated although they may be issued by a foreign corporation, or a U.S. affiliate of a foreign corporation or a foreign government or its agencies and instrumentalities. The Fund may invest a significant portion or all of its assets in mortgage-related and mortgage-backed securities at the adviser’s discretion. The Fund may invest up to 25% of its assets in “sub-prime” mortgage-related securities at the time of purchase.
The Fund has flexibility to invest in derivatives and may use such instruments to manage duration, sector and yield curve exposure, credit and spread volatility and to respond to volatile market conditions. Derivatives, which are instruments which have a value based on another instrument, exchange rate or index, may also be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, and swaps in connection with its principal strategies in order to hedge various investments, for risk management purposes and/or to increase income or gain to the Fund.
The adviser buys and sells securities and investments for the Fund based on its view of individual securities and market sectors. Taking a long-term approach, the adviser looks for individual fixed income investments that it believes will perform well over market cycles. The adviser is value oriented and makes decisions to purchase and sell individual securities and instruments after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, duration, liquidity, legal provisions and the structure of the transaction.
The Fund’s Main Investment Risks
The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular instruments or markets are not met.

July 1, 2018  |  59

JPMorgan Limited Duration Bond Fund (continued)
An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.
The Fund is subject to the main risks noted below, any of which may adversely affect the Fund’s performance and ability to meet its investment objective.
General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, terrorism, regulatory events and government controls.
Interest Rate Risk. The Fund’s investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may invest in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Given that the Federal Reserve has begun to raise interest rates, the Fund may face a heightened level of interest rate risk.
Credit Risk. The Fund’s investments are subject to the risk that issuers and/or counterparties will fail to make payments when due or default completely. Prices of the Fund’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Fund’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by Ginnie Mae, Fannie Mae, or Freddie Mac). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securi-
ties, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government-related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government-related organizations may not have the funds to meet their payment obligations in the future.
Asset-Backed, Mortgage-Related and Mortgage-Backed Securities Risk. The Fund may invest in asset-backed, mortgage-related and mortgage-backed securities including so-called “sub-prime” mortgages that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In periods of rising interest rates, the Fund may be subject to extension risk, and may receive principal later than expected. As a result, in periods of rising interest rates, the Fund may exhibit additional volatility. During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, such securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.
Collateralized mortgage obligations (CMOs) and stripped mortgage-backed securities, including those structured as IOs and POs, are more volatile and may be more sensitive to the rate of prepayments than other mortgage-related securities. The risk of default, as described under “Credit Risk”, for “sub-prime” mortgages is generally higher than other types of mortgage-backed securities. The structure of some of these securities may be complex and there may be less available information than other types of debt securities.
Prepayment Risk. The issuer of certain securities may repay principal in advance, especially when yields fall. Changes in the rate at which prepayments occur can affect the return on investment of these securities. When debt obligations are prepaid or when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher coupons, resulting in an unexpected capital loss.
Foreign Issuer Risks. U.S. dollar-denominated securities of foreign issuers or U.S. affiliates of foreign issuers may be subject to additional risks not faced by domestic issuers. These

60  |   J.P. Morgan Income Funds

risks include political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, and regulatory issues facing issuers in such foreign countries. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.
Geographic Focus Risk. The Fund may focus its investments in one or more regions or small groups of countries. As a result, the Fund’s performance may be subject to greater volatility than a more geographically diversified fund.
Derivatives Risk. Derivatives, including futures contracts, options and swaps, may be riskier than other types of investments and may increase the volatility of the Fund. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s original investment. Derivatives expose the Fund to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligations (and includes credit risk associated with the counterparty). Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the security being hedged. In addition, given their complexity, derivatives expose the Fund to risks of mispricing or improper valuation. Certain of the Fund’s transactions in derivatives could also affect the amount, timing and character of distributions to shareholders which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns.
Industry and Sector Focus Risk. At times, the Fund may increase the relative emphasis of its investments in a particular industry or sector. The prices of securities of issuers in a particular industry or sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the Fund increases the relative emphasis of its investments in a particular industry or sector, its shares’ values may fluctuate in response to events affecting that industry or sector.
Transactions Risk. The Fund could experience a loss and its liquidity may be negatively impacted when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices. Similarly, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.
You could lose money investing in the Fund.
The Fund’s Past Performance
This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class I Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns for the past one year, five years, and ten years. The table compares that performance to the Bloomberg Barclays 1–3 Year U.S. Government/Credit Bond Index and the Lipper Short-Intermediate Investment Grade Debt Funds Index. The Lipper index is based on the total returns of certain mutual funds within the designated category as determined by Lipper. Unlike the other index, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
YEAR-BY-YEAR RETURNS — CLASS I SHARES
Best Quarter	3rd quarter, 2009	6.74%
Worst Quarter	4th quarter, 2008	-7.77%
The Fund’s year-to-date total return through 3/31/18 was 0.17%.
July 1, 2018  |  61

JPMorgan Limited Duration Bond Fund (continued)
AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2017)
	Past 1 Year	Past 5 Years	Past 10 Years
CLASS I SHARES
Return Before Taxes	1.86%	1.57%	2.71%
Return After Taxes on Distributions	1.18	1.09	1.95
Return After Taxes on Distributions and Sale of Fund Shares	1.05	0.98	1.78
CLASS A SHARES
Return Before Taxes	-0.69	0.85	2.22
CLASS C SHARES
Return Before Taxes	0.19	0.82	1.94
Bloomberg Barclays 1-3 Year U.S. Government/Credit Bond Index
(Reflects No Deduction for Fees, Expenses, or Taxes)	0.84	0.84	1.85
Lipper Short-Intermediate Investment Grade Debt Funds Index
(Reflects No Deduction for Taxes)	2.25	1.44	3.06
After-tax returns are shown for only the Class I Shares and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Management
J.P. Morgan Investment Management Inc.
Portfolio Manager	Managed Fund Since	Primary Title with Investment Adviser
Michael Sais	1995	Managing Director
Robert Manning	2013	Managing Director
Purchase and Sale of Fund Shares
Purchase minimums
For Class A and Class C Shares
To establish an account	$1,000
To add to an account	$50
For Class I Shares
To establish an account	$1,000,000
To add to an account	No minimum levels
In general, you may purchase or redeem shares on any business day:
•	Through your Financial Intermediary
•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528
•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111
Tax Information
The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

62  |   J.P. Morgan Income Funds

JPMorgan Mortgage-Backed Securities Fund
Class/Ticker: A/OMBAX; C/OBBCX; I/OMBIX
What is the goal of the Fund?
The Fund seeks to maximize total return by investing primarily in a diversified portfolio of debt securities backed by pools of residential and/or commercial mortgages.
Fees and Expenses of the Fund
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the J.P. Morgan Funds. More information about these and other discounts is available from your financial intermediary and in “Investing with J.P. Morgan Funds — SALES CHARGES AND FINANCIAL INTERMEDIARY COMPENSATION” on page 144 and in “Financial Intermediary-Specific Sales Charge Waivers” in Appendix A of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” in Appendix A to Part II of the Statement of Additional Information. You may be required to pay a commission to your Financial Intermediary for purchases of Class I Shares. Such commissions are not reflected in the tables or the example below.
SHAREHOLDER FEES (Fees paid directly from your investment)
	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases as a % of the Offering Price	3.75%	NONE	NONE
Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares	NONE	1.00%	NONE
	(under $1 million)
ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class I
Management Fees	0.35%	0.35%	0.35%
Distribution (Rule 12b-1) Fees	0.25	0.75	NONE
Other Expenses	0.38	0.38	0.37
Service Fees	0.25	0.25	0.25
Remainder of Other Expenses	0.13	0.13	0.12
Total Annual Fund Operating Expenses	0.98	1.48	0.72
Fee Waivers and/or Expense Reimbursements[1]	(0.33)	(0.33)	(0.32)
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[1]	0.65	1.15	0.40
1	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 0.65%, 1.15% and 0.40% of the average daily net assets of Class A, Class C and Class I Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 6/30/19, at which time the adviser and/or its affiliates will determine whether to renew or revise them.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 6/30/19 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	439	644	865	1,502
CLASS C SHARES ($)	217	436	777	1,740
CLASS I SHARES ($)	41	198	369	864

July 1, 2018  |  63

JPMorgan Mortgage-Backed Securities Fund (continued)
IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	439	644	865	1,502
CLASS C SHARES ($)	117	436	777	1,740
CLASS I SHARES ($)	41	198	369	864
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.
What are the Fund’s main investment strategies?
The Fund invests mainly in investment grade mortgage-backed securities or unrated mortgage-backed securities which the adviser determines to be of comparable quality. Under normal circumstances, the Fund invests at least 80% of its Assets in mortgage-backed securities. For purposes of this policy, “Assets” means net assets plus the amount of borrowings for investment purposes.
As part of its principal investment strategy, the Fund may invest in securities issued or guaranteed by U.S. government agencies or instrumentalities such as the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae) or the Federal Home Loan Mortgage Corporation (Freddie Mac) or non-governmental securities, commercial mortgage securities, collateralized mortgage obligations (agency and non-agency), stripped mortgage-backed securities, mortgage pass-through securities and other securities representing an interest in or secured by mortgages including asset-backed securities backed by home equity loans. These securities may be structured such that payments consist of interest-only (IO), principal-only (PO) or principal and interest. The Fund may invest a significant portion or all of its assets in mortgage-backed securities in the adviser’s discretion. The Fund expects to invest no more than 10% of its assets in “sub-prime” mortgage-related securities at the time of purchase. All securities will be U.S. dollar-denominated although they may be issued by a foreign corporation or a U.S. affiliate of a foreign corporation or a foreign government or its agencies and instrumentalities. As a matter of fundamental policy, at least 65% of the Fund’s total assets will consist of bonds.
The Fund’s average weighted maturity will normally range between two and ten years. The Fund may have a longer or shorter average weighted maturity under certain market conditions and the Fund may shorten or lengthen its average weighted maturity if deemed appropriate for temporary defensive purposes. Because of the Fund’s holdings in asset-backed, mortgage-backed and similar securities, the Fund’s average weighted maturity is equivalent to the average weighted maturity of the cash flows in the securities held by the Fund given certain prepayment assumptions (also known as weighted average life).
The adviser buys and sells securities and investments for the Fund based on its view of individual securities and market sectors. Taking a long-term approach, the adviser looks for individual fixed income investments that it believes will perform well over market cycles. The adviser is value oriented and makes decisions to purchase and sell individual securities and instruments after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, duration, liquidity, legal provisions and the structure of the transaction.
The Fund’s Main Investment Risks
The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular instruments or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.
The Fund is subject to the main risks noted below, any of which may adversely affect the Fund’s performance and ability to meet its investment objective.
General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, terrorism, regulatory events and government controls.
Asset-Backed, Mortgage-Related and Mortgage-Backed Securities Risk. The Fund may invest in asset-backed, mortgage-related and mortgage-backed securities including so-called “sub-prime” mortgages that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities

64  |   J.P. Morgan Income Funds

with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In periods of rising interest rates, the Fund may be subject to extension risk, and may receive principal later than expected. As a result, in periods of rising interest rates, the Fund may exhibit additional volatility. During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, such securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.
Collateralized mortgage obligations (CMOs) and stripped mortgage-backed securities, including those structured as interest-only (IOs) and principal-only (POs), are more volatile and may be more sensitive to the rate of prepayments than other mortgage-related securities. The risk of default, as described under “Credit Risk”, for “sub-prime” mortgages is generally higher than other types of mortgage-backed securities. The structure of some of these securities may be complex and there may be less available information than other types of debt securities.
The Fund will be exposed to additional risk to the extent that it uses inverse floaters and inverse IOs, which are debt securities with interest rates that reset in the opposite direction from the market rate to which the security is indexed. These securities are more volatile and more sensitive to interest rate changes than other types of debt securities. If interest rates move in a manner not anticipated by the adviser, the Fund could lose all or substantially all of its investment in inverse IOs.
Prepayment Risk. The issuer of certain securities may repay principal in advance, especially when yields fall. Changes in the rate at which prepayments occur can affect the return on investment of these securities. When debt obligations are prepaid or when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher coupons, resulting in an unexpected capital loss.
Interest Rate Risk. The Fund’s investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may invest in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Given that the Federal Reserve has begun to raise interest rates, the Fund may face a heightened level of interest rate risk.
Credit Risk. The Fund’s investments are subject to the risk that issuers and/or counterparties will fail to make payments when due or default completely. Prices of the Fund’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Fund’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by Ginnie Mae, Fannie Mae, or Freddie Mac). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government-related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government-related organizations may not have the funds to meet their payment obligations in the future.
Foreign Issuer Risks. U.S. dollar-denominated securities of foreign issuers or U.S. affiliates of foreign issuers may be subject to additional risks not faced by domestic issuers. These risks include political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, and regulatory issues facing issuers in such foreign countries. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.
Geographic Focus Risk. The Fund may focus its investments in one or more regions or small groups of countries. As a result, the Fund’s performance may be subject to greater volatility than a more geographically diversified fund.
Industry and Sector Focus Risk. At times, the Fund may increase the relative emphasis of its investments in a particular industry or sector. The prices of securities of issuers in a particular industry or sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the Fund increases the relative emphasis of its investments in a particular industry or sector, its shares’ values may fluctuate in response to events affecting that industry or sector.
July 1, 2018  |  65

JPMorgan Mortgage-Backed Securities Fund (continued)
Transactions Risk. The Fund could experience a loss and its liquidity may be negatively impacted when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices. Similarly, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.
You could lose money investing in the Fund.
The Fund’s Past Performance
This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class I Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns for the past one year, five years, and ten years. The table compares that performance to the Bloomberg Barclays U.S. MBS Index and the Lipper U.S. Mortgage Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the fees and expenses of the mutual funds included in the index. The performance of the Class C Shares is based on the Class I Shares prior to the inception of Class C Shares. The actual return of Class C Shares would have been different than those shown because Class C Shares have different expenses than Class I Shares. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
YEAR-BY-YEAR RETURNS — CLASS I SHARES
Best Quarter	3rd quarter, 2009	4.73%
Worst Quarter	4th quarter, 2016	-1.69%
The Fund’s year-to-date total return through 3/31/18 was -0.50%.
AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2017)
	Past 1 Year	Past 5 Years	Past 10 Years
CLASS I SHARES
Return Before Taxes	3.21%	2.26%	4.82%
Return After Taxes on Distributions	1.80	0.93	3.18
Return After Taxes on Distributions and Sale of Fund Shares	1.81	1.12	3.08
CLASS A SHARES
Return Before Taxes	-1.03	1.23	4.15
CLASS C SHARES
Return Before Taxes	1.34	1.50	4.04
Bloomberg Barclays U.S. MBS Index
(Reflects No Deduction for Fees, Expenses, or Taxes)	2.47	2.04	3.84
Lipper U.S. Mortgage Funds Index
(Reflects No Deduction for Taxes)	3.00	2.19	3.86
After-tax returns are shown for only the Class I Shares and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

66  |   J.P. Morgan Income Funds

Management
J.P. Morgan Investment Management Inc.
Portfolio Manager	Managed Fund Since	Primary Title with Investment Adviser
Richard Figuly	2015	Managing Director
Michael Sais	2005	Managing Director
Purchase and Sale of Fund Shares
Purchase minimums
For Class A and Class C Shares
To establish an account	$1,000
To add to an account	$50
For Class I Shares
To establish an account	$1,000,000
To add to an account	No minimum levels
In general, you may purchase or redeem shares on any business day:
•	Through your Financial Intermediary
•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528
•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111
Tax Information
The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
July 1, 2018  |  67

JPMorgan Short Duration Bond Fund
Class/Ticker: A/OGLVX; C/OSTCX; I/HLLVX
What is the goal of the Fund?
The Fund seeks current income consistent with preservation of capital through investment in high- and medium-grade fixed income securities.
Fees and Expenses of the Fund
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in the J.P. Morgan Funds. More information about these and other discounts is available from your financial intermediary and in “Investing with J.P. Morgan Funds — SALES CHARGES AND FINANCIAL INTERMEDIARY COMPENSATION” on page 144and in “Financial Intermediary-Specific Sales Charge Waivers” in Appendix A of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” in Appendix A to Part II of the Statement of Additional Information. You may be required to pay a commission to your Financial Intermediary for purchases of Class I Shares. Such commissions are not reflected in the tables or the example below.
SHAREHOLDER FEES (Fees paid directly from your investment)
	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases as a % of the Offering Price	2.25%	NONE	NONE
Maximum Deferred Sale Charge (Load) as a % of Original Cost of the Shares for purchases prior to March 31, 2018	NONE (under $500,000	1.00%	NONE
Maximum Deferred Sale Charge (Load) as a % of Original Cost of the Shares for purchases on or after March 31, 2018	NONE (under $250,000)	1.00%	NONE

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class I
Management Fees	0.25%	0.25%	0.25%
Distribution (Rule 12b-1) Fees	0.25	0.75	NONE
Other Expenses	0.36	0.36	0.35
Service Fees	0.25	0.25	0.25
Remainder of Other Expenses	0.11	0.11	0.10
Total Annual Fund Operating Expenses	0.86	1.36	0.60
Fee Waivers and/or Expense Reimbursements[1]	(0.06)	(0.06)	(0.05)
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[1]	0.80	1.30	0.55
1	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 0.80%, 1.30% and 0.55% of the average daily net assets of Class A, Class C and Class I Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 6/30/19, at which time the adviser and/or its affiliates will determine whether to renew or revise them.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 6/30/19 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	305	487	685	1,256
CLASS C SHARES ($)	232	425	739	1,630
CLASS I SHARES ($)	56	187	330	745

68   |  J.P. Morgan Income Funds

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	305	487	685	1,256
CLASS C SHARES ($)	132	425	739	1,630
CLASS I SHARES ($)	56	187	330	745
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 44% of the average value of its portfolio.
What are the Fund’s main investment strategies?
As part of its main investment strategy, the Fund may principally invest in U.S. treasury obligations, U.S. government agency securities, corporate bonds, asset-backed securities, mortgage-backed securities, mortgage-related securities, and structured instruments. These investments may be structured as collateralized mortgage obligations (agency and non-agency), commercial mortgage-backed securities and mortgage pass-through securities. U.S. government agency securities may be issued or guaranteed by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae) or the Federal Home Loan Mortgage Corporation (Freddie Mac).
Under normal circumstances, the Fund invests at least 80% of its Assets in bonds. For purposes of this policy, “Assets” means net assets plus the amount of borrowings for investment purposes. The Fund seeks to maintain a duration of three years or less, although under certain market conditions such as in periods of significant volatility in interest rates and spreads, the Fund’s duration may be longer than three years. Duration is a measure of price sensitivity of a debt security or a portfolio of debt securities to relative changes in interest rates. For instance, a duration of “three” means that a security’s or portfolio’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in yield curve). Consistent with the Fund’s short duration strategy, the Fund’s effective average weighted maturity ordinarily will be three years or less taking into account expected amortization and prepayment of principal on certain investments. The Fund may have a longer or shorter average weighted maturity under certain market conditions and the Fund may shorten or lengthen its average weighted maturity if deemed appropriate for temporary defensive purposes. Because of the Fund’s holdings in asset-backed, mortgage-backed and similar securities, the Fund’s average weighted maturity is equivalent to the average weighted maturity of the cash flows in the securities held by the Fund given certain prepayment assumptions (also known as weighted average life).
Securities purchased by the Fund will be rated investment grade (or the unrated equivalent) at the time of purchase. In addition, all securities will be U.S. dollar-denominated although they may be issued by a foreign corporation or a U.S. affiliate of a foreign corporation or a foreign government or its agencies and instrumentalities. The Fund may invest a significant portion or all of its assets in mortgage-related and mortgage-backed securities at the adviser’s discretion. The Fund expects to invest less than 5% of its assets in “sub-prime” mortgage-related securities at the time of purchase.
The adviser buys and sells securities and investments for the Fund based on its view of individual securities and market sectors. The adviser looks for individual fixed income investments that it believes will perform well over market cycles. The adviser is value oriented and makes decisions to purchase and sell individual securities and instruments after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, duration, liquidity, legal provisions and the structure of the transaction.
The Fund’s Main Investment Risks
The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular instruments or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.
The Fund is subject to the main risks noted below, any of which may adversely affect the Fund’s performance and ability to meet its investment objective.
General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, terrorism, regulatory events and government controls.
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JPMorgan Short Duration Bond Fund (continued)
Interest Rate Risk. The Fund’s investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may invest in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Given that the Federal Reserve has begun to raise interest rates, the Fund may face a heightened level of interest rate risk.
Credit Risk. The Fund’s investments are subject to the risk that issuers and/or counterparties will fail to make payments when due or default completely. Prices of the Fund’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Fund’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by Ginnie Mae, Fannie Mae and Freddie Mac. U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government-related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government-related organizations may not have the funds to meet their payment obligations in the future.
Asset-Backed, Mortgage-Related and Mortgage-Backed Securities Risk. The Fund may invest in asset-backed, mortgage-related and mortgage-backed securities including so-called “sub-prime” mortgages that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In periods of rising interest rates, the Fund may be subject to extension risk, and may receive principal later than expected. As a result, in periods of rising interest rates, the Fund may exhibit additional volatility. During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, such securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.
Collateralized mortgage obligations (CMOs) are more volatile and may be more sensitive to the rate of prepayments than other mortgage-related securities. The risk of default, as described under “Credit Risk”, for “sub-prime” mortgages is generally higher than other types of mortgage-backed securities. The structure of some of these securities may be complex and there may be less available information than other types of debt securities.
Prepayment Risk. The issuer of certain securities may repay principal in advance, especially when yields fall. Changes in the rate at which prepayments occur can affect the return on investment of these securities. When debt obligations are prepaid or when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher coupons, resulting in an unexpected capital loss.
Foreign Issuer Risks. U.S. dollar-denominated securities of foreign issuers or U.S. affiliates of foreign issuers may be subject to additional risks not faced by domestic issuers. These risks include political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, and regulatory issues facing issuers in such foreign countries. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.
Geographic Focus Risk. The Fund may focus its investments in one or more regions or small groups of countries. As a result, the Fund’s performance may be subject to greater volatility than a more geographically diversified fund.
Industry and Sector Focus Risk. At times, the Fund may increase the relative emphasis of its investments in a particular industry or sector. The prices of securities of issuers in a particular industry or sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the Fund increases the relative emphasis of its investments in a particular industry or sector, its shares’ values may fluctuate in response to events affecting that industry or sector.

70  |   J.P. Morgan Income Funds

Transactions Risk. The Fund could experience a loss and its liquidity may be negatively impacted when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices. Similarly, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.
You could lose money investing in the Fund.
The Fund’s Past Performance
This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class I Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns for the past one year, five years, and ten years. The table compares that performance to the Bloomberg Barclays 1–3 Year U.S. Government/Credit Bond Index and the Lipper Short U.S. Government Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
YEAR-BY-YEAR RETURNS — CLASS I SHARES
Best Quarter	4th quarter, 2008	2.28%
Worst Quarter	4th quarter, 2016	-0.57%
The Fund’s year-to-date total return through 3/31/18 was -0.38%.
AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2017)
	Past 1 Year	Past 5 Years	Past 10 Years
CLASS I SHARES
Return Before Taxes	0.85%	0.61%	1.79%
Return After Taxes on Distributions	0.32	0.18	1.16
Return After Taxes on Distributions and Sale of Fund Shares	0.48	0.28	1.14
CLASS A SHARES
Return Before Taxes	-1.76	-0.11	1.30
CLASS C SHARES
Return Before Taxes	-0.93	-0.14	1.04
Bloomberg Barclays 1-3 Year U.S. Government/Credit Bond Index
(Reflects No Deduction for Fees, Expenses, or Taxes)	0.84	0.84	1.85
Lipper Short U.S. Government Funds Index
(Reflects No Deduction for Taxes)	0.69	0.51	1.48
After-tax returns are shown for only the Class I Shares and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
July 1, 2018  |  71

JPMorgan Short Duration Bond Fund (continued)
Management
J.P. Morgan Investment Management Inc.
Portfolio Manager	Managed Fund Since	Primary Title with Investment Adviser
Gregg Hrivnak	2006	Managing Director
Richard Figuly	2006	Managing Director
Susan Parekh	2016	Executive Director
Purchase and Sale of Fund Shares
Purchase minimums
For Class A and Class C Shares
To establish an account	$1,000
To add to an account	$50
For Class I Shares
To establish an account	$1,000,000
To add to an account	No minimum levels
In general, you may purchase or redeem shares on any business day:
•	Through your Financial Intermediary
•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528
•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111
Tax Information
The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

72  |   J.P. Morgan Income Funds

JPMorgan Short Duration Core Plus Fund
(formerly JPMorgan Short Duration High Yield Fund)
Class/Ticker: A/JSDHX; C/JSDCX; I/JSDSX
What is the goal of the Fund?
The Fund seeks total return, consistent with preservation of capital.
Fees and Expenses of the Fund
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in the J.P. Morgan Funds. More information about these and other discounts is available from your financial intermediary and in “Investing with J.P. Morgan Funds — SALES CHARGES AND FINANCIAL INTERMEDIARY COMPENSATION” on page 144 and in “Financial Intermediary-Specific Sales Charge Waivers” in Appendix A of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” in Appendix A to Part II of the Statement of Additional Information. You may be required to pay a commission to your Financial Intermediary for purchases of Class I Shares. Such commissions are not reflected in the tables or the example below.
SHAREHOLDER FEES (Fees paid directly from your investment)
	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases as a % of the Offering Price	2.25%	NONE	NONE
Maximum Deferred Sales Charge (Load) as a % of Original Cost of the Shares for purchases prior to March 31, 2018	NONE (under $500,000	1.00%	NONE
Maximum Deferred Sales Charge (Load) as a % of Original Cost of the Shares for purchases on or after March 31, 2018	NONE (under $250,000)	1.00%	NONE
“Acquired Fund Fees and Expenses” are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, including affiliated money market funds, other mutual funds, exchange-traded funds and business development companies. The impact of Acquired Fund Fees and Expenses is included in the total returns of the Fund. Acquired Fund Fees and Expenses are not direct costs of the Fund, are not used to calculate the Fund’s net asset value per share and are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Fund’s prospectus.
ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class I
Management Fees[1]	0.25%	0.25%	0.25%
Distribution (Rule 12b-1) Fees	0.25	0.75	NONE
Other Expenses	0.60	0.61	0.56
Service Fees	0.25	0.25	0.25
Remainder of Other Expenses	0.35	0.36	0.31
Acquired Fund Fees and Expenses	0.01	0.01	0.01
Total Annual Fund Operating Expenses[1]	1.11	1.62	0.82
Fee Waivers and/or Expense Reimbursements[2]	(0.47)	(0.48)	(0.43)
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[2]	0.64	1.14	0.39
1	As of 9/29/17, the Fund's advisory fee was reduced, therefore, the Management Fees and Total Annual Fund Operating Expenses have been restated to reflect the current fee.
2	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 0.64%, 1.14% and 0.39% of the average daily net assets of Class A, Class C and Class I Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 6/30/19, at which time the adviser and/or its affiliates will determine whether to renew or revise them.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 6/30/19 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
July 1, 2018  |  73

JPMorgan Short Duration Core Plus Fund (continued)
IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	289	524	778	1,505
CLASS C SHARES ($)	216	464	836	1,882
CLASS I SHARES ($)	40	219	413	974

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	289	524	778	1,505
CLASS C SHARES ($)	116	464	836	1,882
CLASS I SHARES ($)	40	219	413	974
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 226% of the average value of its portfolio.
What are the Fund’s main investment strategies?
Consistent with the Fund’s dual objective of seeking total return and preservation of capital, the Fund uses a multi-sector strategy in order to create a diversified portfolio that generates total return while managing risk. The Fund principally invests in traditional fixed income sectors (for example, investment grade corporate bonds), while also having the flexibility to allocate its assets to extended sectors such as below investment grade securities (also known as high yield or junk bonds) and foreign and emerging markets debt. The Fund may invest in corporate bonds, U.S. treasury obligations and other U.S. government and agency securities, asset-backed, mortgage-related and mortgage-backed securities, mortgage TBAs, private placements, restricted securities and other unregistered securities, and variable and floating rate instruments. Under normal conditions, at least 65% of the Fund’s net assets must be invested in securities that, at the time of purchase, are rated investment grade by a nationally recognized statistical rating organization (NRSRO) or in securities that are unrated but are deemed by the adviser to be of comparable quality. The Fund will not invest more than 35% of its net assets in below investment grade securities (or the unrated equivalent) under normal conditions. Up to 35% of the Fund’s net assets may be invested in foreign securities including sovereign and agency debt.
The Fund seeks to maintain a duration of three years or less, although under certain market conditions such as in periods of significant volatility in interest rates and spreads, the Fund’s duration may be longer than three years. Duration is a measure of price sensitivity of a debt security or a portfolio of debt securities to relative changes in interest rates. For instance, a duration of “three years” means that a security’s or portfolio’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in yield curve).
The Fund may invest across the full range of market sectors. As of the date of this prospectus, ranges for certain broad market sectors are as follows. The Fund may change these ranges if the Fund’s adviser, J.P. Morgan Investment Inc. determines in its discretion that the market environment has significantly changed.
Market Sector	Min	Max
U.S. Treasury & Agency	10%	50%
U.S. Agency Residential Mortgage-Backed Securities	10%	30%
Asset-Backed Securities	0%	20%
Commercial Mortgage-Backed Securities	0%	20%
Investment Grade Corporate Debt Securities	20%	50%
High Yield Corporate Debt	0%	20%
Emerging Markets Debt	0%	15%
The adviser will invest across the credit spectrum to provide the Fund exposure to various credit rating categories. Under normal conditions, at least 65% of the Fund’s net assets must be invested in securities that, at the time of purchase, are rated investment grade by a NRSRO or in securities that are unrated but are deemed by the adviser to be of comparable quality. The balance of the Fund’s assets are not required to meet any minimum quality rating although the Fund will not, under normal conditions, invest more than 35% of its net assets in below investment grade securities (or the unrated equivalent). Such securities may include so called “distressed debt”. Distressed debt includes securities of issuers experiencing financial or operating difficulties, securities where the issuer has defaulted in the payment of interest or principal or in the performance of its covenants or agreements, securities of issuers that may be involved in bankruptcy proceedings, reorganizations or financial restructurings or securities of issuers operating in troubled industries.
Up to 35% of the Fund’s net assets may be invested in foreign securities. Foreign securities include securities issued by foreign governments and their agencies and instrumentalities and companies that are incorporated outside the United States, including securities from issuers in countries whose economies are less developed (emerging markets). Such investments may include below investment grade securities or the unrated equivalent subject to the limitations on below investment grade securities described above. The Fund’s investments may include securities denominated in foreign currencies. Currently, the

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Fund anticipates at least 85% of the Fund’s net assets will be denominated in U.S. dollars or hedged back to U.S. dollars. However, from time to time, the Fund may have greater exposure to non-U.S. dollar investments to take advantage of market conditions.
The Fund may invest a significant portion of its assets in mortgage-related and mortgage-backed securities at the adviser’s discretion. Mortgage-related and mortgage-backed securities may be structured as collateralized mortgage obligations (agency and non-agency), stripped mortgage-backed securities (interest-only or principal-only), commercial mortgage-backed securities, and mortgage pass-through securities. The Fund expects to invest no more than 25% of its assets in “sub-prime” mortgage-related securities at the time of purchase. The Fund may also enter into “dollar rolls” in which the Fund sells mortgage-backed securities and at the same time contracts to buy back very similar securities on a future date.
In addition to direct investments in securities, derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps and forward contracts as tools in the management of portfolio assets. The Fund may use derivatives to hedge various investments, for risk management and/or to increase income or gain to the Fund. In addition to the mortgage dollar rolls as described above, the Fund may utilize other relative value strategies involving credit derivatives on a single security or instrument or on indices of securities or instruments, combinations of derivatives, and combinations of derivatives and fixed income securities. The Fund may also utilize foreign currency derivatives such as currency forwards to hedge its non-dollar investments back to the U.S. dollar or use such derivatives to gain or adjust exposure to particular foreign securities, markets or currencies.
The adviser uses both a top down and bottom up research process as well as a combination of fundamental and quantitative inputs to allocate the Fund’s assets among a range of sectors. In buying and selling investments for the Fund, the adviser looks for market sectors and individual securities that it believes will perform well over time. The adviser selects individual securities after performing a risk/reward analysis to address the Fund’s dual objective of seeking total return and preservation of capital. Such analysis includes an evaluation of interest rate risk, credit risk, duration, liquidity, currency risk, legal provisions and the structure of the transaction. Generally, the adviser will sell a security when, based on fundamental credit analysis and the considerations described above, the adviser believes the issuer’s credit quality or the investment’s valuation will materially deteriorate or when the adviser believes that there is better relative value available in the market in other investments.
The Fund’s Main Investment Risks
The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular instruments or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.
The Fund is subject to the main risks noted below, any of which may adversely affect the Fund’s performance and ability to meet its investment objective.
General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, terrorism, regulatory events and government controls.
Interest Rate Risk. The Fund’s investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may invest in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Given that the Federal Reserve has begun to raise interest rates, the Fund may face a heightened level of interest rate risk.
Credit Risk. The Fund’s investments are subject to the risk that issuers and/or counterparties will fail to make payments when due or default completely. Prices of the Fund’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Fund’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
July 1, 2018  |  75

JPMorgan Short Duration Core Plus Fund (continued)
Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government-related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government-related organizations may not have the funds to meet their payment obligations in the future.
Asset-Backed, Mortgage-Related and Mortgage-Backed Securities Risk. The Fund may invest in asset-backed, mortgage-related and mortgage-backed securities including so-called “sub-prime” mortgages that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In periods of rising interest rates, the Fund may be subject to extension risk, and may receive principal later than expected. As a result, in periods of rising interest rates, the Fund may exhibit additional volatility. During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, such securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.
Collateralized mortgage obligations (CMOs) and stripped mortgage-backed securities, including those structured as interest-only (IOs) and principal-only (POs), are more volatile and may be more sensitive to the rate of prepayments than other mortgage-related securities. The risk of default, as described under “Credit Risk”, for “sub-prime” mortgages is generally higher than other types of mortgage-backed securities. The structure of some of these securities may be complex and there may be less available information than other types of debt securities.
Prepayment Risk. The issuer of certain securities may repay principal in advance, especially when yields fall. Changes in the rate at which prepayments occur can affect the return on investment of these securities. When debt obligations are prepaid or when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher coupons, resulting in an unexpected capital loss.
Mortgage Dollar Roll Risk. The Fund may enter into mortgage dollar rolls involving mortgage pass-through securities including mortgage TBAs and other mortgage-backed securities. During the period between the sale and repurchase in a mortgage dollar roll transaction, the Fund will not be entitled to receive interest and principal payments on the securities sold. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the Fund’s right to repurchase or sell securities may be limited. Short sales of mortgage TBAs and mortgage dollar rolls may be subject to leverage risks as described under “Derivatives Risk.” In addition, mortgage dollar rolls may increase interest rate risk and result in an increased portfolio turnover rate which increases costs and may increase taxable gains.
High Yield Securities Risk. The Fund invests in instruments including junk bonds and instruments that are issued by companies that are highly leveraged, less creditworthy or financially distressed. These investments are considered to be speculative and are subject to greater risk of loss, greater sensitivity to economic changes, valuation difficulties and potential illiquidity.
No active trading market may exist for some instruments and certain investments may be subject to restrictions on resale. The inability to dispose of the Fund’s securities and other investments in a timely fashion could result in losses to the Fund. Because some instruments may have a more limited secondary market, liquidity and valuation risk is more pronounced for the Fund. When instruments are prepaid, the Fund may have to reinvest in instruments with a lower yield or fail to recover additional amounts (i.e., premiums) paid for these instruments, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield.
Sovereign Debt Risk. The Fund may invest in securities issued or guaranteed by foreign governmental entities (known as sovereign debt securities). These investments are subject to the risk of payment delays or defaults, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, large debt positions relative to the country’s economy or failure to implement economic reforms. There is no legal or bankruptcy process for collecting sovereign debt.
Foreign Securities and Emerging Markets Risk. Investments in foreign issuers and foreign securities are subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment and

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less stringent investor protection and disclosure standards of foreign markets. In certain markets where securities and other instruments are not traded “delivery versus payment,” the Fund may not receive timely payment for securities or other instruments it has delivered or receive delivery of securities paid for and may be subject to increased risk that the counterparty will fail to make payments or delivery when due or default completely. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.
These risks are magnified in “emerging markets.” Emerging market countries typically have less-established market economies than developed countries and may face greater social, economic, regulatory and political uncertainties. In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers.
European Market Risk. The Fund’s performance will be affected by political, social and economic conditions in Europe, such as growth of the economic output (the gross national product), the rate of inflation, the rate at which capital is reinvested into European economies, the success of governmental actions to reduce budget deficits, the resource self-sufficiency of European countries and interest and monetary exchange rates between European countries. European financial markets may experience volatility due to concerns about high government debt levels, credit rating downgrades, rising unemployment, the future of the euro as a common currency, possible restructuring of government debt and other government measures responding to those concerns and fiscal and monetary controls imposed on member countries of the European Union. The risk of investing in Europe may be heightened due to steps being taken by the United Kingdom to exit the European Union. In addition, if one or more countries were to exit the European Union or abandon the use of the euro as a currency, the value of investments tied to those countries or the euro could decline significantly and unpredictably.
Derivatives Risk. Derivatives, including futures contracts, options, swaps and foreign currency transactions, may be riskier than other types of investments and may increase the volatility of the Fund. Derivatives may be particularly sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s original investment. Derivatives expose the Fund to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligations (and includes credit risk associated with the counterparty). Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk.
Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund to risks of mispricing or improper valuation. Certain of the Fund’s transactions in foreign currency derivatives and other derivatives can also affect the amount, timing and character of distributions to shareholders which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns.
Geographic Focus Risk. The Fund may focus its investments in one or more regions or small groups of countries. As a result, the Fund’s performance may be subject to greater volatility than a more geographically diversified fund.
Currency Risk. Changes in foreign currency exchange rates will affect the value of the Fund’s securities and the price of the Fund’s shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment impacted by that currency loses value because that currency is worth less U.S. dollars. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets, may be riskier than other types of investments and may increase the volatility of the Fund. Although the Fund may attempt to hedge its currency exposure into the U.S. dollar, it may not be successful in reducing the effects of currency fluctuations. The Fund may also hedge from one foreign currency to another. In addition, the Fund’s use of currency hedging may not be successful and the use of such strategies may lower the Fund’s potential returns.
Restricted Securities Risk. Restricted securities are securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale. Restricted securities include private placement securities that have not been registered under the applicable securities laws, such as Rule 144A securities, and securities of U.S. and non-U.S. issuers that are issued pursuant to Regulation S. Private placements are generally subject to strict restrictions on resale. Restricted securities may not be listed on an exchange and may have no active trading market. Restricted securities may be illiquid. The Fund may be unable to sell a restricted security on short notice or may be able to sell them only at a price below current value. It may be more difficult to determine a market value for a restricted security. Also, a Fund may get only limited information about the issuer of a restricted security, so it may be less able to predict a loss. In addition, if Fund management receives material non-public information about the issuer, the Fund may
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JPMorgan Short Duration Core Plus Fund (continued)
as a result be unable to sell the securities. Certain restricted securities may involve a high degree of business and financial risk and may result in substantial losses.
Privately Placed Securities Risk. Privately placed securities generally are less liquid than publicly traded securities and the Fund may not always be able to sell such securities without experiencing delays in finding buyers or reducing the sale price for such securities. The disposition of some of the securities held by the Fund may be restricted under federal securities laws. As a result, the Fund may not be able to dispose of such investments at a time when, or at a price at which, it desires to do so and may have to bear expenses of registering these securities, if necessary. These securities may also be difficult to value.
Industry and Sector Focus Risk. At times, the Fund may increase the relative emphasis of its investments in a particular industry or sector. The prices of securities of issuers in a particular industry or sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the Fund increases the relative emphasis of its investments in a particular industry or sector, its shares’ values may fluctuate in response to events affecting that industry or sector.
Transactions Risk. The Fund could experience a loss and its liquidity may be negatively impacted when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices. Similarly, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.
You could lose money investing in the Fund.
The Fund’s Past Performance
This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class I Shares have varied from year to year for the past four calendar years. The table shows average annual total returns for the past one year and life of the Fund. The table compares that performance to the Bloomberg Barclays 1-5 Year Government/Credit Index and the Lipper Short Investment Grade Debt Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other indexes, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111. Effective September 29, 2017 (the “Effective Date”), the Fund’s investment strategies changed. The Fund’s past performance would have been different if the Fund were managed using the current strategies. On the Effective Date, the Fund’s broad based securities market index changed from the Bloomberg Barclays U.S. Aggregate Bond Index to the Bloomberg Barclays 1-5 Year Government/Credit Index to reflect the change in the Fund’s investment strategies.
YEAR-BY-YEAR RETURNS — CLASS I SHARES
Best Quarter	2nd quarter, 2016	3.58%
Worst Quarter	3rd quarter, 2015	-3.16%
The Fund’s year-to-date total return through 3/31/18 was -0.54%.

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AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2017)
	Past 1 Year	Life of Fund (since 03/01/2013)
CLASS I SHARES
Return Before Taxes	4.10%	3.26%
Return After Taxes on Distributions	2.35	1.36
Return After Taxes on Distributions and Sale of Fund Shares	2.31	1.60
CLASS A SHARES
Return Before Taxes	1.49	2.55
CLASS C SHARES
Return Before Taxes	2.31	2.49
Bloomberg Barclays 1-5 Year Government/Credit Index
(Reflects No Deduction for Fees, Expenses, or Taxes)	1.27	1.09
Lipper Short Investment Grade Debt Funds Index
(Reflects No Deduction for Taxes)	1.77	1.17 [1]
1	The Fund commenced operations on 3/1/13. Performance for the benchmark is for 3/31/13.
After-tax returns are shown for only the Class I Shares and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Management
J.P. Morgan Investment Management Inc.
Portfolio Manager	Managed the Fund Since	Primary Title of Investment Adviser
Steven Lear	September 2017	Managing Director
Cary Fitzgerald	September 2017	Managing Director
Purchase and Sale of Fund Shares
Purchase minimums
For Class A and Class C Shares
To establish an account	$1,000
To add to an account	$50
For Class I Shares
To establish an account	$1,000,000
To add to an account	No minimum levels
In general, you may purchase or redeem shares on any business day:
•	Through your Financial Intermediary
•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528
•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111
Tax Information
The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
July 1, 2018  |  79

JPMorgan Strategic Income Opportunities Fund
Class/Ticker: A/JSOAX; C/JSOCX; I/JSOSX
What is the goal of the Fund?
The Fund seeks to provide high total return.
Fees and Expenses of the Fund
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in J.P. Morgan Funds. More information about these and other discounts is available from your financial intermediary and in “Investing with J.P. Morgan Funds — SALES CHARGES AND FINANCIAL INTERMEDIARY COMPENSATION” on page 144 and in “Financial Intermediary-Specific Sales Charge Waivers” in Appendix A of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” in Appendix A to Part II of the Statement of Additional Information. You may be required to pay a commission to your Financial Intermediary for purchases of Class I Shares. Such commissions are not reflected in the tables or the example below.
SHAREHOLDER FEES (Fees paid directly from your investment)
	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases as a % of the Offering Price	3.75%	NONE	NONE
Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares	NONE	1.00%	NONE
	(under $1 million)
“Acquired Fund Fees and Expenses” are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, including affiliated money market funds, other mutual funds, exchange-traded funds and business development companies. The impact of Acquired Fund Fees and Expenses is included in the total returns of the Fund. Acquired Fund Fees and Expenses are not direct costs of the Fund, are not used to calculate the Fund’s net asset value per share and are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Fund’s prospectus.
ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class I
Management Fees	0.45%	0.45%	0.45%
Distribution (Rule 12b-1) Fees	0.25	0.75	NONE
Other Expenses	0.37	0.38	0.37
Dividend Expense on Short Sales	0.02	0.02	0.02
Service Fees	0.25	0.25	0.25
Remainder of Other Expenses	0.10	0.11	0.10
Acquired Fund Fees and Expenses	0.05	0.05	0.05
Total Annual Fund Operating Expenses	1.12	1.63	0.87
Fee Waivers and/or Expense Reimbursements[1]	(0.08)	(0.09)	(0.08)
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[1]	1.04	1.54	0.79
1	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 1.00%, 1.50% and 0.75% of the average daily net assets of Class A, Class C and Class I Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 6/30/19, at which time the adviser and/or its affiliates will determine whether to renew or revise them.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 6/30/19 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
80   |  J.P. Morgan Income Funds

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	477	710	961	1,680
CLASS C SHARES ($)	257	505	878	1,925
CLASS I SHARES ($)	81	270	474	1,065

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	477	710	961	1,680
CLASS C SHARES ($)	157	505	878	1,925
CLASS I SHARES ($)	81	270	474	1,065
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate (including short sales) was 58% of the average value of its portfolio.
What are the Fund’s main investment strategies?
The Fund has an absolute return orientation which means that it is not managed relative to an index. The Fund attempts to achieve a positive total return in diverse market environments over time. In connection with this strategy, the Fund has flexibility to allocate its assets among a broad range of fixed income securities and derivatives as well as in a single or limited number of strategies/sectors including cash, money market instruments (including money market funds) and shortterm investments. In particular, the Fund may invest all or substantially all of its assets in cash and short-term investments consistent with its absolute return orientation. Total return is a combination of capital appreciation and current income. “Strategic” in the Fund’s name means that the Fund, in addition to seeking current income as an element of total return, will also seek capital appreciation as an element of total return. The Fund may invest in a wide range of debt securities of issuers from the U.S. and other markets, both developed and emerging, as well as derivatives. Investments may be issued or guaranteed by a wide variety of entities including governments and their agencies, corporations, financial institutions and supranational organizations that the Fund believes have the potential to provide a high total return over time. The Fund may also invest in convertible securities, preferred securities, and equity securities that the adviser believes will produce income or generate return.
The Fund may also use futures contracts, options, swaps, and foreign currency transactions for hedging, risk management, or to attempt to increase income and gain to the Fund. Swaps may be structured as credit default swaps (CDSs) on individual securities or a basket or index of securities, interest rate swaps, total return swaps and price lock swaps.
Although the Fund may invest up to 100% of its total assets in securities that are rated below investment grade (junk bonds) or the unrated equivalent, the Fund will generally invest at least 25% of the Fund’s total assets in securities that, at the time of purchase, are rated investment grade or better or the unrated equivalent.
The adviser uses the following six strategy/sector allocations in managing the Fund.
•	Cash — includes cash, money market instruments, and other short-term investments of high quality.
•	Rates management — includes traditional fixed income securities as well as derivatives to actively manage duration, yields and the effect changes in interest rates may have.
•	Credit securities — includes the full spectrum of investment and non-investment grade debt securities. Ordinarily, the Fund will invest no more than 75% of its total assets in credit securities.
•	Relative value strategies — includes fixed income relative value strategies such as credit-oriented trades, mortgage dollar rolls, derivatives, long/short strategies, and other combinations of fixed income securities and derivatives.
•	Foreign and emerging market securities — includes the full range of securities of issuers from developed and emerging markets. Ordinarily, the Fund will invest no more than 50% of its total assets in foreign and emerging market securities.
•	Non-traditional income — includes convertible securities, preferred securities, and equity stocks that the adviser believes will produce income or generate return. Ordinarily, the Fund will invest no more than 35% of its total assets in such securities.
In buying and selling investments for the Fund, the adviser uses both security selection and derivatives to adjust allocations among each of the above strategies/sectors with an absolute return orientation. For each strategy/sector, sector specialists provide security research and recommendations to the lead portfolio managers. The Fund’s investments will not necessarily be allocated among all six strategies/sectors at any given time. Rather, the Fund uses a flexible asset allocation approach that permits the adviser to invest in a single strategy/sector or only a few strategies/sectors, consistent with the limitations identified above. Due to the Fund’s flexible allocation approach, the Fund’s risk exposure may vary and a risk associated with an individual strategy/sector may become more pronounced when the Fund utilizes a single strategy/sector or only a few strategies/sectors.
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JPMorgan Strategic Income Opportunities Fund (continued)
Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund uses derivatives structured as futures, options, swaps and price locks as part of its rate management and relative value strategies and to gain or adjust exposure to markets, sectors, securities, and currencies. The Fund uses CDSs to initiate long exposures (overweights) in areas of the market that the adviser believes are attractively valued and short positions (underweights) in areas that the adviser believes are not attractive from a valuation perspective. In certain market environments, the Fund may use interest rate swaps and futures contracts to help protect its portfolio from interest rate risk. The Fund may also utilize foreign currency transactions including currency options and forward foreign currency contracts to hedge non-dollar investments or to establish or adjust exposure to particular foreign securities, markets or currencies.
The Fund may also use derivatives either alone or in combination with securities as part of its “relative value” strategies. Relative value strategies seek to exploit pricing discrepancies between individual securities or market sectors. The Fund’s relative value strategies use combinations of securities and investments and include: (1) credit-oriented trades such as purchasing a CDS related to one bond or set of bonds and selling a CDS on a similar bond or set of bonds, (2) mortgage-dollar rolls in which the Fund sells mortgage-backed securities and the same time contracts to buy back very similar securities on a future date, (3) long/short strategies such as selling a bond with one maturity and buying a bond with a different maturity to take advantage of the yield/return between the maturity dates, and (4) other combinations of fixed income securities and derivatives.
The Fund may invest in mortgage-related securities issued by governmental entities, certain issuers identified with the U.S. government and private issuers. These may include investments in collateralized mortgage obligations, principal-only and interest-only stripped mortgage-backed securities and mortgage pass-through securities including mortgage TBAs. The Fund may also invest in asset-backed securities, structured investments, credit risk transfer securities and credit-linked notes issued by government-related organizations.
The Fund may invest in a broad variety of securities issued by the U.S. government and its agencies and instrumentalities including U.S. Treasury securities, treasury receipts and obligations and securities issued or guaranteed by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac).
The Fund may enter into dollar rolls, in which the Fund sells mortgage-backed securities including mortgage TBAs and at the same time contracts to buy back very similar securities on a future date. The Fund may also sell mortgage TBAs short.
The Fund may invest in loan assignments and participations (Loans), and commitments to purchase loan assignments (Unfunded Commitments). Loans will typically consist of senior floating rate loans (Senior Loans), but may also include secured and unsecured loans, second lien loans or more junior (Junior Loans) and bridge loans. The Fund may invest in common shares or preferred shares of unaffiliated closed-end funds.
The Fund may invest any portion of its total assets in cash and cash equivalents.
The Fund may invest in exchange traded funds (ETFs) in order to gain exposure to particular foreign markets or asset classes. The ETFs in which the Fund may invest include registered investment companies that seek to track the performance of a particular market index or security. These indexes include not only broad-based market indexes but more specific indexes as well, including those relating to particular sectors, markets, regions or industries.
The Fund may invest in municipal securities and inflation-linked securities such as Treasury Inflation Protected Securities (TIPS).
The Fund’s Main Investment Risks
The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular instruments or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.
The Fund is subject to the main risks noted below, any of which may adversely affect the Fund’s performance and ability to meet its investment objective.
General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, terrorism, regulatory events and government controls.
Interest Rate Risk. The Fund’s investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations

82  |   J.P. Morgan Income Funds

in value. The Fund may invest in variable and floating rate Loans and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate Loans and other securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Given that the Federal Reserve has begun to raise interest rates, the Fund may face a heightened level of interest rate risk.
Credit Risk. The Fund’s investments are subject to the risk that issuers and/or counterparties will fail to make payments when due or default completely. Prices of the Fund’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Fund’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
High Yield Securities and Loan Risk. The Fund invests in instruments including junk bonds, Loans and instruments that are issued by companies that are highly leveraged, less creditworthy or financially distressed. These investments are considered to be speculative and may be subject to greater risk of loss, greater sensitivity to economic changes, valuation difficulties and potential illiquidity. Such investments may be subject to additional risks including subordination to other creditors, no collateral or limited rights in collateral, lack of a regular trading market, extended settlement periods, liquidity risks, prepayment risks, potentially less protection under the federal securities laws and lack of publicly available information. Loans that are deemed to be liquid at the time of purchase may become illiquid.
No active trading market may exist for some Loans and other instruments and certain investments may be subject to restrictions on resale. In addition, the settlement period for Loans is uncertain as there is no standardized settlement schedule applicable to such investments. Certain Loans may take more than seven days to settle. The inability to dispose of the Fund’s securities and other investments in a timely fashion could result in losses to the Fund. Because some instruments may have a more limited secondary market, liquidity and valuation risk is more pronounced for the Fund than for funds that invest primarily in other types of fixed income instruments or equity securities. When Loans and other instruments are prepaid, the Fund may have to reinvest in instruments with a lower yield or fail to recover additional amounts (i.e., premiums) paid for these instruments, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Certain Loans may not be considered securities under the federal securities laws and, therefore, investments in such Loans may not be subject to certain protections under those laws. In addition, the adviser may not have access to material non-public information to which other investors may have access.
Foreign Securities and Emerging Markets Risk. Investments in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, liquidity risks, and less stringent investor protection and disclosure standards of foreign markets. In certain markets where securities and other instruments are not traded “delivery versus payment,” the Fund may not receive timely payment for securities or other instruments it has delivered or receive delivery of securities paid for and may be subject to increased risk that the counterparty will fail to make payments or deliver when due or default completely. The Fund may focus its investments in a single country or small group of countries and be subject to greater volatility than a more geographically diversified fund.
Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. These risks are magnified in “emerging markets”. Emerging market countries typically have less-established market economies than developed countries and may face greater social, economic, regulatory and political uncertainties. In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers.
Geographic Focus Risk. The Fund may focus its investments in one or more regions or small groups of countries. As a result, the Fund’s performance may be subject to greater volatility than a more geographically diversified fund.
Currency Risk. Changes in foreign currency exchange rates will affect the value of the Fund’s securities and the price of the Fund’s shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment impacted by that currency loses value because that currency is worth less U.S. dollars. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets, may be riskier than other types of investments and may increase the volatility of the Fund. Although the Fund may attempt to hedge its currency exposure into the U.S. dollar, it may not be successful in reducing the effects of currency fluctuations. The Fund may also hedge from
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JPMorgan Strategic Income Opportunities Fund (continued)
one foreign currency to another. In addition, the Fund’s use of currency hedging may not be successful and the use of such strategies may lower the Fund’s potential returns.
Derivatives Risk. Derivatives, including futures, options, swaps, price locks, credit default swaps and foreign currency transactions, may be riskier than other types of investments and may increase the volatility of the Fund. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s original investment. Derivatives expose the Fund to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligations (and includes credit risk associated with the counterparty). Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund to risks of mispricing or improper valuation. Certain of the Fund’s transactions in foreign currency derivatives and other derivatives could also affect the amount, timing and character of distributions to shareholders which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns.
Options Risk. There are significant differences between the securities and options markets that could result in an imperfect correlation between these markets and even a well conceived transaction may be unsuccessful because of market behavior or unexpected events. Options may be volatile and there can no assurance that a liquid secondary market will exist for any particular option at any particular time, even if the contract is traded on an exchange. Exchanges may halt trading in options thereby making it impossible for the Fund to enter into or close out option positions and impairing the Fund’s access to assets held to cover such options positions. The Fund may also be at risk that counterparties entering into an option transaction will not fulfill their obligations, particularly when the Fund utilizes over-the-counter options.
Strategy Risk. The Fund may use relative value and other strategies that combine derivatives and/or securities to manage duration, sector and yield curve exposure and credit and spread volatility. There is no guarantee that these strategies will succeed and their use may subject the Fund to greater volatility and loss. Relative value strategies involve complex securities transactions that involve risks in addition to direct investments in securities including leverage risk and the risks described under “Derivatives Risk”.
Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.
Convertible Securities Risk. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities.
Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by Ginnie Mae, Fannie Mae, or Freddie Mac). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government-related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government-related organizations may not have the funds to meet their payment obligations in the future.
Asset-Backed, Mortgage-Related and Mortgage-Backed Securities Risk. The Fund may invest in asset-backed, mortgage-related and mortgage-backed securities including so-called “sub-prime” mortgages, credit risk transfer securities and credit-linked notes issued by government-related organization that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In periods of rising interest rates, the Fund may be subject to extension risk, and may receive principal later than expected. As a result, in periods of rising interest rates, the Fund may exhibit additional volatility. During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, such securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.

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Collateralized mortgage obligations (CMOs) and stripped mortgage-backed securities, including those structured as interest-only (IOs) and principal-only (POs), are more volatile and may be more sensitive to the rate of prepayments than other mortgage-related securities. The risk of default, as described under “Credit Risk”, for “sub-prime” mortgages is generally higher than other types of mortgage-backed securities. The structure of some of these securities may be complex and there may be less available information than other types of debt securities.
Credit risk transfer securities and credit-linked notes are general obligations issued by a government-related organization or SPV, respectively, and are unguaranteed. Unlike mortgage-backed securities, investors in credit risk transfer securities and credit-linked notes issued by a government-related organization have not recourse to the underlying mortgage loans. In addition, some or all of the mortgage default risk associated with the underlying mortgage loans is transferred to the noteholder. There can be no assurance that losses will not occur on an investment. These investments are also subject to the risks described under “Prepayment Risk.” Below.
Prepayment Risk. The issuer of certain securities may repay principal in advance, especially when yields fall. Changes in the rate at which prepayments occur can affect the return on investment of these securities. When debt obligations are prepaid or when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher coupons, resulting in an unexpected capital loss.
Mortgage Dollar Roll Risk. The Fund may enter into mortgage dollar rolls involving mortgage pass-through securities including mortgage TBAs and other mortgage-backed securities. During the period between the sale and repurchase in a mortgage dollar roll transaction, the Fund will not be entitled to receive interest and principal payments on the securities sold. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the Fund’s right to repurchase or sell securities may be limited. Short sales of mortgage TBAs and mortgage dollar rolls may be subject to leverage risks as described under “Derivatives Risk.” In addition, mortgage dollar rolls may increase interest rate risk and result in an increased portfolio turnover rate which increases costs and may increase taxable gains.
High Portfolio Turnover Risk. The Fund will likely engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term capital gains that will generally be taxable to shareholders as ordinary income.
Investment Company and ETF Risks. The Fund may invest in ETFs and other investment companies, including common shares and preferred shares of closed-end funds. Shareholders will indirectly bear the expenses charged by the underlying funds. Certain ETFs and other underlying funds may not be actively managed. Securities may be purchased, held and sold by such funds when an actively managed fund would not do so. ETFs and closed-end investment companies may trade at a price below their net asset value (also known as a discount).
Municipal Securities Risk. The risk of a municipal security generally depends on the financial and credit status of the issuer. Changes in a municipality’s financial health may make it difficult for the municipality to make interest and principal payments when due. This could decrease the Fund’s income or hurt the ability to preserve capital and liquidity. Under some circumstances, municipal securities might not pay interest unless the state legislature or municipality authorizes money for that purpose.
Inflation-Linked Security Risk. Inflation-linked debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of an inflation-linked security tends to decline when real interest rates increase. Unlike conventional bonds, the principal and interest payments of inflation-linked securities such as TIPS are adjusted periodically to a specified rate of inflation (e.g., Non-Seasonally Adjusted Consumer Price Index for all Urban Consumers (CPI-U)). There can be no assurance that the inflation index used will accurately measure the real rate of inflation. These securities may lose value in the event that the actual rate of inflation is different than the rate of the inflation index.
Industry and Sector Focus Risk. At times, the Fund may increase the relative emphasis of its investments in a particular industry or sector. The prices of securities of issuers in a particular industry or sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the Fund increases the relative emphasis of its investments in a particular industry or sector, its shares’ values may fluctuate in response to events affecting that industry or sector.
Risk Associated with the Fund holding Cash, Money Market Instruments and Other Short-Term Investments. The Fund will, at times, hold assets in cash, money market instruments and other short-term investments, which may hurt the Fund’s performance. These positions may also subject the Fund to additional risks and costs.
Transactions Risk. The Fund could experience a loss and its liquidity may be negatively impacted when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices. Similarly, large purchases of Fund shares may adversely
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JPMorgan Strategic Income Opportunities Fund (continued)
affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.
You could lose money investing in the Fund.
The Fund’s Past Performance
This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class I Shares has varied from year to year for the past nine calendar years. The table shows the average annual total returns for the past one year, five years and life of the Fund. The table compares that performance to the Bloomberg Barclays U.S. Universal Index, the ICE BofAML 3-Month US Treasury Bill Index, and the Lipper Alternative Credit Focus Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other indexes, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
YEAR-BY-YEAR RETURNS — CLASS I SHARES
Best Quarter	2nd quarter, 2009	10.12%
Worst Quarter	3rd quarter, 2011	-4.55%
The Fund’s year-to-date total return through 3/31/18 was 0.28%.
AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2017)
	Past 1 Year	Past 5 Years	Life of Fund (since 10/10/2008)
CLASS I SHARES
Return Before Taxes	3.34%	2.63%	5.28%
Return After Taxes on Distributions	1.91	1.31	3.85
Return After Taxes on Distributions and Sale of Fund Shares	1.88	1.39	3.54
CLASS A SHARES
Return Before Taxes	-0.78	1.60	4.58
CLASS C SHARES
Return Before Taxes	1.49	1.85	4.50
Bloomberg Barclays U.S. Universal Index
(Reflects No Deduction for Fees, Expenses, or Taxes)	4.09	2.50	4.99
ICE BofAML 3-Month US Treasury Bill Index
(Reflects No Deduction for Fees, Expenses, or Taxes)	0.86	0.27	0.22
Lipper Alternative Credit Focus Funds Index
(Reflects No Deduction for Taxes)	4.67	1.68	3.00 [1]
1	The benchmark commenced operations on 9/30/11. Performance for the benchmark is for 9/30/11.
After-tax returns are shown for only the Class I Shares and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Management
J.P. Morgan Investment Management Inc.
Portfolio Manager	Managed Fund Since	Primary Title with Investment Adviser
William Eigen	2008	Managing Director
Jarred Sherman	2009	Managing Director
Jeffrey Wheeler	2015	Managing Director

86  |   J.P. Morgan Income Funds

Purchase and Sale of Fund Shares
Purchase minimums
For Class A and Class C Shares
To establish an account	$1,000
To add to an account	$50
For Class I Shares
To establish an account	$1,000,000
To add to an account	No minimum levels
In general, you may purchase or redeem shares on any business day:
•	Through your Financial Intermediary
•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528
•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111
Tax Information
The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
July 1, 2018  |  87

JPMorgan Total Return Fund
Class/Ticker: A/JMTAX; C/JMTCX; I/JMTSX
What is the goal of the Fund?
The Fund seeks to provide high total return.
Fees and Expenses of the Fund
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in J.P. Morgan Funds. More information about these and other discounts is available from your financial intermediary and in “Investing with J.P. Morgan Funds — SALES CHARGES AND FINANCIAL INTERMEDIARY COMPENSATION” on page 144 and in “Financial Intermediary-Specific Sales Charge Waivers” in Appendix A of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” in Appendix A to Part II of the Statement of Additional Information. You may be required to pay a commission to your Financial Intermediary for purchases of Class I Shares. Such commissions are not reflected in the tables or the example below.
SHAREHOLDER FEES (Fees paid directly from your investment)
	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases as a % of the Offering Price	3.75%	NONE	NONE
Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares	NONE	1.00%	NONE
	(under $1 million)
“Acquired Fund Fees and Expenses” are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, including affiliated money market funds, other mutual funds, exchange-traded funds and business development companies. The impact of Acquired Fund Fees and Expenses is included in the total returns of the Fund. Acquired Fund Fees and Expenses are not direct costs of the Fund, are not used to calculate the Fund’s net asset value per share and are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Fund’s prospectus.
ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class I
Management Fees	0.30%	0.30%	0.30%
Distribution (Rule 12b-1) Fees	0.25	0.75	NONE
Other Expenses	0.44	0.44	0.43
Service Fees	0.25	0.25	0.25
Remainder of Other Expenses	0.19	0.19	0.18
Acquired Fund Fees and Expenses	0.03	0.03	0.03
Total Annual Fund Operating Expenses	1.02	1.52	0.76
Fee Waivers and/or Expense Reimbursements[1]	(0.35)	(0.20)	(0.19)
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[1]	0.67	1.32	0.57
1	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 0.66%, 1.31% and 0.56% of the average daily net assets of Class A, Class C and Class I Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 6/30/19, at which time the adviser and/or its affiliates will determine whether to renew or revise them.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 6/30/19 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
88   |  J.P. Morgan Income Funds

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	441	654	884	1,546
CLASS C SHARES ($)	234	461	810	1,796
CLASS I SHARES ($)	58	224	404	924

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	441	654	884	1,546
CLASS C SHARES ($)	134	461	810	1,796
CLASS I SHARES ($)	58	224	404	924
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate (including short sales) was 393% of the average value of its portfolio.
What are the Fund’s main investment strategies?
The Fund has wide latitude to invest in all types of debt securities that the adviser believes have the potential to provide a high total return over time. As part of its principal investment strategy, the Fund may invest in corporate bonds, U.S. treasury obligations and other U.S. government and agency securities, asset-backed, mortgage-related and mortgage-backed securities and structured investments. Mortgage-related and mortgage-backed securities may be structured as adjustable rate mortgage loans, collateralized mortgage obligations (agency and non-agency), stripped mortgage-backed securities (interest-only or principal-only), commercial mortgage-backed securities, and mortgage pass-through securities including mortgage TBAs. These securities may be of any maturity.
The Fund may invest a significant portion or all of its assets in mortgage-backed securities in the adviser’s discretion. The Fund may invest a significant amount of its assets in sub-prime mortgage-related securities. The Fund may enter into dollar rolls, in which the Fund sells mortgage-backed securities including mortgage TBAs and at the same time contracts to buy back very similar securities on a future date. The Fund may also sell mortgage TBAs short.
Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund uses derivatives structured as futures, options, swaps and price locks to help manage duration, sector and yield curve exposure and credit and spread volatility. Swaps may be structured as credit default swaps (CDSs) on individual securities, a basket or index of securities, interest rate swaps, total return swaps and price lock swaps. The Fund uses CDSs to initiate long exposures (overweights) in areas of the market that the adviser believes are attractively valued and short positions (underweights) in areas that the adviser believes are not attractive from a valuation perspective. In certain market environments, the Fund may use interest rate swaps and futures contracts to help protect its portfolio from interest rate risk. The Fund may also utilize foreign currency transactions including currency options and forward foreign currency contracts to hedge non-dollar investments or to establish or adjust exposure to particular foreign securities, markets or currencies.
The Fund may also use derivatives either alone or in combination with securities as part of its “relative value” strategies. Relative value strategies seek to exploit pricing discrepancies between individual securities or market sectors. The Fund’s relative value strategies use combinations of securities and investments and include: (1) credit-oriented trades such as purchasing a CDS related to one bond or set of bonds and selling a CDS on a similar bond or set of bonds, (2) mortgage-dollar rolls in which the Fund sells mortgage-backed securities and the same time contracts to buy back very similar securities on a future date, (3) long/short strategies such as selling a bond with one maturity and buying a bond with a different maturity to take advantage of the yield/return between the maturity dates, and (4) other combinations of fixed income securities and derivatives.
Up to 35% of the Fund’s total assets may be invested in foreign securities, including emerging markets debt securities. Up to 25% of the Fund’s total assets may be invested in non-dollar denominated securities. Such investments may be issued or guaranteed by a wide variety of entities including governments and their agencies and instrumentalities, corporations, financial institutions and supranational organizations.
Under normal circumstances, 65% of the Fund’s net assets will be invested in securities that, at the time of purchase, are rated investment grade (or the unrated equivalent). Up to 35% of the Fund’s net assets may be invested in securities rated below investment grade (junk bonds) including so called “distressed debt”. Distressed debt includes securities of issuers experiencing financial or operating difficulties, securities where the issuer has defaulted in the payment of interest or principal or in the performance of its covenants or agreements, securities of issuers that may be involved in bankruptcy proceedings, reorganizations or financial restructurings or securities of issuers operating in troubled industries. The Fund may also invest in securities that are unrated but are deemed by the adviser to be of comparable quality.
The Fund may invest in securities issued by the U.S. government and its agencies and instrumentalities including U.S. Treasury securities, treasury receipts and obligations and securities. The
July 1, 2018  |  89

JPMorgan Total Return Fund (continued)
Fund may also invest in inflation-linked debt securities of varying maturities issued by the U.S. government, its agencies and instrumentalities such as Treasury Inflation Protected Securities (TIPS) or issued by other entities such as corporations, foreign governments and other foreign issuers.
The Fund may invest in loan assignments and participations (Loans) and commitments to purchase loan assignments. Loans will typically consist of senior floating rate loans, but may also include secured and unsecured loans, second lien loans or more junior (Junior Loans) and bridge loans. Loans may be issued by obligors in the U.S. or in foreign or emerging markets. As part of its principal investment strategy, the Fund may invest any portion of its total assets in cash and cash equivalents.
The adviser buys and sells investments for the Fund by analyzing both individual securities and different market sectors within broader interest rate, investment and sector themes established by the adviser’s macro team. The adviser looks for individual investments that it believes will perform well over market cycles based on a risk/reward evaluation of interest rate risk, credit risk, legal provisions and the structure of the transaction.
The Fund’s Main Investment Risks
The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular instruments or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.
The Fund is subject to the main risks noted below, any of which may adversely affect the Fund’s performance and ability to meet its investment objective.
General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, terrorism, regulatory events and government controls.
Interest Rate Risk. The Fund’s investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may invest in variable and floating rate Loans and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate Loans and other securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Given that the Federal Reserve has begun to raise interest rates, the Fund may face a heightened level of interest rate risk.
Credit Risk. The Fund’s investments are subject to the risk that issuers and/or counterparties will fail to make payments when due or default completely. Prices of the Fund’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Fund’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
Derivatives Risk. Derivatives, including futures, options, swaps, forward foreign currency contracts and price locks, may be riskier than other types of investments and may increase the volatility of the Fund. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s original investment. Derivatives expose the Fund to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligations (and includes credit risk associated with the counterparty). Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund to risks of mispricing or improper valuation. Certain of the Fund’s transactions in foreign currency derivatives and other derivatives could also affect the amount, timing and character of distributions to shareholders which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns.
Strategy Risk. The Fund may use relative value and other strategies that combine derivatives and/or securities to manage duration, sector and yield curve exposure and credit and spread

90  |   J.P. Morgan Income Funds

volatility. There is no guarantee that these strategies will succeed and their use may subject the Fund to greater volatility and loss. Relative value strategies involve complex securities transactions that involve risks in addition to direct investments in securities including leverage risk and the risks described under “Derivatives Risk”.
Foreign Securities and Emerging Markets Risk. Investments in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, liquidity risks, and less stringent investor protection and disclosure standards of foreign markets. In certain markets where securities and other instruments are not traded “delivery versus payment,” the Fund may not receive timely payment for securities or other instruments it has delivered or receive delivery of securities paid for and may be subject to increased risk that the counterparty will fail to make payments or delivery when due or default completely.
Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. These risks are magnified in “emerging markets”. Emerging market countries typically have less-established market economies than developed countries and may face greater social, economic, regulatory and political uncertainties. In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers.
Geographic Focus Risk. The Fund may focus its investments in one or more regions or small groups of countries. As a result, the Fund’s performance may be subject to greater volatility than a more geographically diversified fund.
Currency Risk. Changes in foreign currency exchange rates will affect the value of the Fund’s securities and the price of the Fund’s shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment impacted by that currency loses value because that currency is worth less U.S. dollars. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets, may be riskier than other types of investments and may increase the volatility of the Fund. Although the Fund may attempt to hedge its currency exposure into the U.S. dollar, it may not be successful in reducing the effects of currency fluctuations. The Fund may also hedge from one foreign currency to another. In addition, the Fund’s use of currency hedging may not be successful and the use of such strategies may lower the Fund’s potential returns.
High Yield Securities and Loan Risk. The Fund invests in instruments including junk bonds, Loans and instruments that are issued by companies that are highly leveraged, less creditworthy or financially distressed. These investments are considered to be speculative and may be subject to greater risk of loss, greater sensitivity to economic changes, valuation difficulties and potential illiquidity. Such investments may be subject to additional risks including subordination to other creditors, no collateral or limited rights in collateral, lack of a regular trading market, extended settlement periods, liquidity risks, prepayment risks, potentially less protection under the federal securities laws and lack of publicly available information. Loans that are deemed to be liquid at the time of purchase may become illiquid.
No active trading market may exist for some Loans and other instruments and certain investments may be subject to restrictions on resale. In addition, the settlement period for Loans is uncertain as there is no standardized settlement schedule applicable to such investments. Certain Loans may take more than seven days to settle. The inability to dispose of the Fund’s securities and other investments in a timely fashion could result in losses to the Fund. Because some instruments may have a more limited secondary market, liquidity and valuation risk is more pronounced for the Fund than for funds that invest primarily in other types of fixed income instruments or equity securities. When Loans and other instruments are prepaid, the Fund may have to reinvest in instruments with a lower yield or fail to recover additional amounts (i.e., premiums) paid for these instruments, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Certain Loans may not be considered securities under the federal securities laws and, therefore, investments in such Loans may not be subject to certain protections under those laws. In addition, the adviser may not have access to material non-public information to which other investors may have access.
Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae) or the Federal Home Loan Mortgage Corporation (Freddie Mac)). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or
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JPMorgan Total Return Fund (continued)
guaranteed by U.S. government-related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government-related organizations may not have the funds to meet their payment obligations in the future.
Asset-Backed, Mortgage-Related and Mortgage-Backed Securities Risk. The Fund may invest in asset-backed, mortgage-related and mortgage-backed securities including so-called “sub-prime” mortgages that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In periods of rising interest rates, the Fund may be subject to extension risk, and may receive principal later than expected. As a result, in periods of rising interest rates, the Fund may exhibit additional volatility. During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, such securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.
Collateralized mortgage obligations (CMOs) and stripped mortgage-backed securities, including those structured as interest-only (IOs) and principal-only (POs), are more volatile and may be more sensitive to the rate of prepayments than other mortgage-related securities. The risk of default, as described under “Credit Risk”, for “sub-prime” mortgages is generally higher than other types of mortgage-backed securities. The structure of some of these securities may be complex and there may be less available information than other types of debt securities.
Prepayment Risk. The issuer of certain securities may repay principal in advance, especially when yields fall. Changes in the rate at which prepayments occur can affect the return on investment of these securities. When debt obligations are prepaid or when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher coupons, resulting in an unexpected capital loss.
Mortgage Dollar Roll Risk. The Fund may enter into mortgage dollar rolls involving mortgage pass-through securities including mortgage TBAs and other mortgage-backed securities. During the period between the sale and repurchase in a mortgage dollar roll transaction, the Fund will not be entitled to receive interest and principal payments on the securities sold. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the Fund’s right to repurchase or sell securities may be limited. Short sales of mortgage TBAs and mortgage dollar rolls may be subject to leverage risks as described under “Derivatives Risk.” In addition, mortgage dollar rolls may increase interest rate risk and result in an increased portfolio turnover rate which increases costs and may increase taxable gains.
Inflation-Linked Security Risk. Inflation-linked debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of an inflation-linked security tends to decline when real interest rates increase. Unlike conventional bonds, the principal and interest payments of inflation-linked securities such as TIPS are adjusted periodically to a specified rate of inflation (e.g., Non-Seasonally Adjusted Consumer Price Index for all Urban Consumers (CPI-U)). There can be no assurance that the inflation index used will accurately measure the real rate of inflation. These securities may lose value in the event that the actual rate of inflation is different than the rate of the inflation index.
Options Risk. There are significant differences between the securities and options markets that could result in an imperfect correlation between these markets and even a well conceived transaction may be unsuccessful because of market behavior or unexpected events. Options may be volatile and there can be no assurance that a liquid secondary market will exist for any particular option at any particular time, even if the contract is traded on an exchange. Exchanges may halt trading in options thereby making it impossible for the Fund to enter into or close out option positions and impairing the Fund’s access to assets held to cover such options positions. The Fund may also be at risk that counterparties entering into an option transaction will not fulfill their obligations, particularly when the Fund utilizes over-the-counter options.
High Portfolio Turnover Risk. The Fund will likely engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term capital gains that will generally be taxable to shareholders as ordinary income.
Industry and Sector Focus Risk. At times, the Fund may increase the relative emphasis of its investments in a particular industry or sector. The prices of securities of issuers in a particular industry or sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the Fund increases the relative emphasis of its investments in a particular industry or sector, its shares’ values may fluctuate in response to events affecting that industry or sector.
Risk Associated with the Fund holding Cash, Money Market Instruments and Other Short-Term Investments. The Fund will, at times, hold assets in cash, money market instruments and other short-term investments, which may hurt the Fund’s performance. These positions may also subject the Fund to additional risks and costs.

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Transactions Risk. The Fund could experience a loss and its liquidity may be negatively impacted when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices. Similarly, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.
You could lose money investing in the Fund.
The Fund’s Past Performance
This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class I Shares has varied from year to year for the past nine calendar years. The table shows the average annual total returns for the past one year, five years and life of the Fund. The table compares that performance to the Bloomberg Barclays U.S. Aggregate Index and the Lipper Core Plus Bond Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other indexes, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
YEAR-BY-YEAR RETURNS — CLASS I SHARES
Best Quarter	3rd quarter, 2009	7.62%
Worst Quarter	4th quarter, 2016	-2.50%
The Fund’s year-to-date total return through 3/31/18 was -1.63%.
AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2017)
	Past 1 Year	Past 5 Years	Life of Fund (since 06/16/2008)
CLASS I SHARES
Return Before Taxes	4.22%	2.74%	5.58%
Return After Taxes on Distributions	3.09	1.27	3.54
Return After Taxes on Distributions and Sale of Fund Shares	2.38	1.43	3.56
CLASS A SHARES
Return Before Taxes	0.24	1.85	5.06
CLASS C SHARES
Return Before Taxes	2.45	1.96	4.80
Bloomberg Barclays U.S. Aggregate Index
(Reflects No Deduction for Fees, Expenses, or Taxes)	3.54	2.10	4.21
Lipper Core Plus Bond Funds Index
(Reflects No Deduction for Taxes)	4.62	2.61	5.10 [1]
1	The Fund commenced operations on 6/16/08. Performance for the benchmark is for 6/30/08.
After-tax returns are shown for only the Class I Shares and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Management
J.P. Morgan Investment Management Inc.
Portfolio Manager	Managed Fund Since	Primary Title with Investment Adviser
William Eigen	2008	Managing Director
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JPMorgan Total Return Fund (continued)
Purchase and Sale of Fund Shares
Purchase minimums
For Class A and Class C Shares
To establish an account	$1,000
To add to an account	$50
For Class I Shares
To establish an account	$1,000,000
To add to an account	No minimum levels
In general, you may purchase or redeem shares on any business day:
•	Through your Financial Intermediary
•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528
•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111
Tax Information
The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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JPMorgan Unconstrained Debt Fund
Class/Ticker: A/JSIAX; C/JINCX; I/JSISX
What is the goal of the Fund?
The Fund seeks to provide long-term total return.
Fees and Expenses of the Fund
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the J.P. Morgan Funds. More information about these and other discounts is available from your financial intermediary and in “Investing with J.P. Morgan Funds — SALES CHARGES AND FINANCIAL INTERMEDIARY COMPENSATION” on page 144 and in “Financial Intermediary-Specific Sales Charge Waivers” in Appendix A of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” in Appendix A to Part II of the Statement of Additional Information. You may be required to pay a commission to your Financial Intermediary for purchases of Class I Shares. Such commissions are not reflected in the tables or the example below.
SHAREHOLDER FEES (Fees paid directly from your investment)
	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases as a % of the Offering Price	3.75%	NONE	NONE
Maximum Deferred Sales Charge (Load) as a % of Original Cost of the Shares	NONE	1.00%	NONE
	(under $1 million)
“Acquired Fund Fees and Expenses” are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, including affiliated money market funds, other mutual funds, exchange-traded funds and business development companies. The impact of Acquired Fund Fees and Expenses is included in the total returns of the Fund. Acquired Fund Fees and Expenses are not direct costs of the Fund, are not used to calculate the Fund’s net asset value per share and are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Fund’s prospectus.
ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class I
Management Fees	0.45%	0.45%	0.45%
Distribution (Rule 12b-1) Fees	0.25	0.75	NONE
Other Expenses	0.38	0.39	0.37
Service Fees	0.25	0.25	0.25
Remainder of Other Expenses	0.13	0.14	0.12
Acquired Fund Fees and Expenses	0.01	0.01	0.01
Total Annual Fund Operating Expenses	1.09	1.60	0.83
Fee Waivers and/or Expense Reimbursements[1]	(0.19)	(0.20)	(0.18)
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[1]	0.90	1.40	0.65
1	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 0.90%, 1.40% and 0.65% of the average daily net assets of Class A, Class C and Class I Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 6/30/19, at which time the adviser and/or its affiliates will determine whether to renew or revise them.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 6/30/19 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
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JPMorgan Unconstrained Debt Fund (continued)
IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	463	690	936	1,637
CLASS C SHARES ($)	243	485	852	1,883
CLASS I SHARES ($)	66	247	443	1,009

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	463	690	936	1,637
CLASS C SHARES ($)	143	485	852	1,883
CLASS I SHARES ($)	66	247	443	1,009
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 102% of the average value of its portfolio.
What are the Fund’s main investment strategies?
The Fund seeks to achieve its investment objective by investing opportunistically across different markets and sectors, based on the portfolio management team’s view of the markets and sectors. The Fund’s approach is flexible and it is not managed to or constrained by a benchmark. This allows the Fund to shift its allocations based on changing market conditions which may result in investing in a few or multiple markets and sectors. Total return in the Fund’s objective includes both current income and capital appreciation.
Under normal circumstances, the Fund invests at least 80% of its Assets in debt investments. Debt investments include loan assignments and participations (Loans), commitments to purchase Loans, convertible securities, bonds, and all other types of debt securities and debt instruments. Debt investments also include money market investment companies. “Assets” means net assets plus the amount of borrowings for investment purposes.
The Fund is unconstrained by sectors and strategies. The Fund has broad flexibility to invest in a wide variety of debt securities and instruments. As part of its principal investment strategy, the Fund may invest in fixed and floating rate debt securities issued in both U.S. and foreign markets including emerging markets. These securities may include debt securities issued by governments and their agencies, supranational organizations, corporations, and banks. The Fund may also invest in equity securities as a principal strategy.
Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may also be used as substitutes for securities in which the Fund can invest. The Fund may use fixed income, currency and credit derivatives.
Such derivatives may include futures contracts, options, swaps including credit default swaps, and forward contracts. The Fund may hedge its non-dollar investments back to the U.S. dollar through the use of derivatives including forward foreign currency contracts and other foreign currency transactions, but may not always do so. In addition to hedging non-dollar investments, the Fund may also use such derivatives for other hedging purposes (e.g., decreasing exposure to certain securities), to increase income and gain to the Fund and/or as part of its risk management process by establishing or adjusting exposure to particular foreign securities, markets or currencies.
The Fund may invest without limit in securities that are rated below investment grade (also known as junk bonds or high yield securities) by Moody’s Investor Service, Inc. (Moody’s), Standard & Poor’s Corporation (S&P), Fitch Rating (Fitch) or the equivalent by another national rating organization, or securities that are unrated but are deemed by the adviser to be of comparable quality. Below investment grade securities may include so-called “distressed debt.” Distressed debt includes securities of issuers experiencing financial or operating difficulties, securities where the issuer has defaulted in the payment of interest or principal or in the performance of its covenants or agreements, securities of issuers that may be involved in bankruptcy proceedings, reorganizations or financial restructuring or securities of issuer’s operating in troubled industries. Investment in distressed debt is not a principal investment strategy of the Fund.
A significant portion of the Fund’s assets may be invested in asset-backed securities and mortgage-related and mortgage-backed securities. Such securities may be structured as collateralized mortgage obligations and stripped mortgage-backed securities, including those structured such that payments consist of interest-only (IO), principal-only (PO) or principal and interest. The Fund may also invest in structured investments and adjustable rate mortgage loans (ARMs). The Fund may invest a significant amount of its assets in sub-prime mortgage-related securities.
The Fund may invest in securities issued by the U.S. government and its agencies and instrumentalities including U.S. Treasury securities, treasury receipts and obligations and securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac).

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The Fund may also invest in mortgage pass-through securities including mortgage TBAs. The Fund may enter into dollar rolls, in which the Fund sells mortgage-backed securities including mortgage TBAs and at the same time contracts to buy back very similar securities on a future date. The Fund may also sell mortgage TBAs short.
The Fund may invest in inflation-linked debt securities including fixed and floating rate debt securities of varying maturities issued by the U.S. government, its agencies and instrumentalities, such as Treasury Inflation Protected Securities (TIPS). The Fund may also invest in inflation-linked debt securities issued by other entities such as corporations, foreign governments and foreign issuers.
The Fund may invest in loan assignments and participations (Loans), and commitments to purchase loan assignments (Unfunded Commitments). Loans will typically consist of senior floating rate loans (Senior Loans), but may also include secured and unsecured loans, second lien loans or more junior (Junior Loans) and bridge loans. The Fund may invest in municipal securities. The Fund may also invest in when-issued securities, delayed delivery securities, forward commitments, zero-coupon securities, pay-in-kind securities and deferred payment securities.
The Fund may also invest in convertible securities and preferred securities that the adviser believes will produce income or generate return.
As part of its principal investment strategy and for temporary defensive purposes, any portion of the Fund’s total assets may be invested in cash and cash equivalents.
In buying and selling investments for the Fund, the adviser uses an opportunistic strategy and uses both security selection and derivatives to allocate its investments among strategies and sectors. For each strategy/sector, dedicated sector specialists provide security research and recommendations to the lead portfolio managers. Buy and sell decisions are based on fundamental, quantitative and technical research. The Fund uses a flexible asset allocation approach that permits the adviser to invest in only a small number of strategies/ sectors from time to time although the Fund intends to invest in at least two sectors under normal market conditions. While the Fund seeks to mitigate downside risk, the Fund’s risk exposure may vary due to the Fund’s flexible allocation approach and a risk associated with an individual strategy or type of investment may become more pronounced when the Fund utilizes a single strategy or type of investment or only a few strategies or types of investments.
The Fund’s Main Investment Risks
The Fund is subject to management risk and may not mitigate downside risk or achieve its objective if the adviser’s expectations regarding particular instruments or markets are not met. The adviser has great flexibility in selecting investments because the Fund is unconstrained by sectors and strategies.
This increased flexibility may present greater investment risk than a Fund with more rigid investment restrictions because the success of the adviser’s portfolio selections is dependent upon a greater number of variables.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.
The Fund is subject to the main risks noted below, any of which may adversely affect the Fund’s performance and ability to meet its investment objective.
General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, terrorism, regulatory events and government controls.
Interest Rate Risk. The Fund’s investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may invest in variable and floating rate Loans and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate Loans and other securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Given that the Federal Reserve has begun to raise interest rates, the Fund may face a heightened level of interest rate risk.
Credit Risk. The Fund’s investments are subject to the risk that issuers and/or counterparties will fail to make payments when due or default completely. Prices of the Fund’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Fund’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
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JPMorgan Unconstrained Debt Fund (continued)
High Yield Securities and Loan Risk. The Fund invests in instruments including junk bonds, Loans and instruments that are issued by companies that are highly leveraged, less creditworthy or financially distressed. These investments are considered to be speculative and may be subject to greater risk of loss, greater sensitivity to economic changes, valuation difficulties and potential illiquidity. Such investments may be subject to additional risks including subordination to other creditors, no collateral or limited rights in collateral, lack of a regular trading market, extended settlement periods, liquidity risks, prepayment risks, potentionally less protections under the federal securities laws and lack of publicly available information. The Fund will not have direct recourse against the issuer of a loan participation. Loans that are deemed to be liquid at the time of purchase may become illiquid.
No active trading market may exist for some Loans and other instruments and certain investments may be subject to restrictions on resale. In addition, the settlement period for Loans is uncertain as there is no standardized settlement schedule applicable to such investments. Certain Loans may take more than seven days to settle. The inability to dispose of the Fund’s securities and other investments in a timely fashion could result in losses to the Fund. Because some instruments may have a more limited secondary market, liquidity and valuation risk is more pronounced for the Fund than for funds that invest primarily in other types of fixed income instruments or equity securities. When Loans and other instruments are prepaid, the Fund may have to reinvest in instruments with a lower yield or fail to recover additional amounts (i.e., premiums) paid for these instruments, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Certain Loans may not be considered securities under the federal securities laws and, therefore, investments in such Loans may not be subject to certain protections under those laws. In addition, the adviser may not have access to material non-public information to which other investors may have access.
Derivatives Risk. Derivatives, including futures contracts, options, swaps including credit default swaps and forward contracts, may be riskier than other types of investments and may increase the volatility of the Fund. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s original investment. Derivatives expose the Fund to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligations (and includes credit risk associated with the counterparty). Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund to risks of mispricing or improper valuation. Certain of the Fund’s transactions in derivatives could also affect the amount, timing and character of distributions to shareholders which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns.
Foreign Securities and Emerging Markets Risks. U.S. dollar-denominated securities of foreign issuers or U.S. affiliates of foreign issuers may be subject to additional risks not faced by domestic issuers. These risks include political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, and regulatory issues facing issuers in such countries. The Fund may also invest in non-dollar denominated securities. Investments in non-dollar denominated securities are subject to risks in addition to those summarized above including currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, liquidity risks and less stringent investor protection and disclosure standards of foreign markets. In certain markets where securities and other instruments are not traded “delivery versus payment,” the Fund may not receive timely payment for securities or other instruments it has delivered and may be subject to increased risk that the counterparty will fail to make payments when due or default completely.
Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. These risks are magnified in countries in “emerging markets.” Emerging market countries typically have less-established market economies than developed countries and may face greater social, economic, regulatory and political uncertainties. In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers.
Geographic Focus Risk. The Fund may focus its investments in one or more regions or small groups of countries. As a result, the Fund’s performance may be subject to greater volatility than a more geographically diversified fund.
Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by Ginnie Mae, Fannie Mae or Freddie Mac). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the

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payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government-related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government-related organizations may not have the funds to meet their payment obligations in the future.
Asset-Backed, Mortgage-Related and Mortgage-Backed Securities Risk. The Fund may invest in asset-backed, mortgage-related and mortgage-backed securities including so-called “sub-prime” mortgages that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In periods of rising interest rates, the Fund may be subject to extension risk, and may receive principal later than expected. As a result, in periods of rising interest rates, the Fund may exhibit additional volatility. During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, such securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.
Collateralized mortgage obligations (CMOs) and stripped mortgage-backed securities, including those structured as interest-only (IOs) and principal-only (POs), are more volatile and may be more sensitive to the rate of prepayments than other mortgage-related securities. The risk of default, as described under “Credit Risk”, for “sub-prime” mortgages is generally higher than other types of mortgage-backed securities. The structure of some of these securities may be complex and there may be less available information than other types of debt securities.
Prepayment Risk. The issuer of certain securities may repay principal in advance, especially when yields fall. Changes in the rate at which prepayments occur can affect the return on investment of these securities. When debt obligations are prepaid or when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher coupons, resulting in an unexpected capital loss.
Inflation-Linked Security Risk. Inflation-linked debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of an inflation-linked security tends to decline when real interest rates increase. Unlike conventional bonds, the principal and interest payments of inflation-linked securities such as TIPS are adjusted periodically to a specified rate of inflation (e.g., Non-Seasonally Adjusted Consumer Price Index for all Urban Consumers (CPI-U)). There can be no assurance that the inflation index used will accurately measure the real rate of inflation. These securities may lose value in the event that the actual rate of inflation is different than the rate of the inflation index.
Equity Market Risk. The Fund’s investments in preferred shares and convertible securities are subject to equity market risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.
Convertible Securities Risk. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities.
Municipal Securities Risk. The risk of a municipal security generally depends on the financial and credit status of the issuer. Changes in a municipality’s financial health may make it difficult for the municipality to make interest and principal payments when due. This could decrease the Fund’s income or hurt the ability to preserve capital and liquidity. Under some circumstances, municipal securities might not pay interest unless the state legislature or municipality authorizes money for that purpose.
Mortgage Dollar Roll Risk. The Fund may enter into mortgage dollar rolls involving mortgage pass-through securities including mortgage TBAs and other mortgage-backed securities. During the period between the sale and repurchase in a mortgage dollar roll transaction, the Fund will not be entitled to receive interest and principal payments on the securities sold. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the Fund’s right to repurchase or sell securities may be limited. Short sales of mortgage TBAs and engaging in mortgage dollar rolls may be subject to leverage risks as described under “Derivatives Risk.” In addition, mortgage dollar rolls may increase interest rate risk and result in an increased portfolio turnover rate which increases costs and may increase taxable gains.
Zero-Coupon, Pay-In-Kind and Deferred Payment Securities Risk. The market value of a zero-coupon, pay-in-kind or deferred payment security is generally more volatile than the market value of, and is more likely to respond to a greater degree to changes in interest rates and credit quality than, other fixed income securities with similar maturities and credit quality that pay interest periodically. In addition, federal income tax law requires that the holder of a zero-coupon security accrue a portion of the discount at which the security was purchased as taxable income each year. The Fund may consequently have to dispose of portfolio securities under disadvantageous
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circumstances to generate cash to satisfy its requirement as a regulated investment company to distribute all of its net income (including non-cash income attributable to zero-coupon securities). These actions may reduce the assets to which the Fund’s expenses could otherwise be allocated and may reduce the Fund’s rate of return.
High Portfolio Turnover Risk. The Fund will likely engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term capital gains that will generally be taxable to shareholders as ordinary income.
Industry and Sector Focus Risk. At times, the Fund may increase the relative emphasis of its investments in a particular industry or sector. The prices of securities of issuers in a particular industry or sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the Fund increases the relative emphasis of its investments in a particular industry or sector, its shares’ values may fluctuate in response to events affecting that industry or sector.
Transactions Risk. The Fund could experience a loss and its liquidity may be negatively impacted when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices. Similarly, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.
You could lose money investing in the Fund.
The Fund’s Past Performance
This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class I Shares has varied from year to year for the past seven calendar years. The table shows the average annual total returns for the past one year, five years and life of the Fund. The table compares that performance to the Bloomberg Barclays U.S. Aggregate Index, the ICE BofAML 3-Month US Treasury Bill Index, and the Lipper Alternative Credit Focus Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other indexes, the Lipper index includes the fees and expenses of the mutual funds included in the indexes. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111. Effective October 22, 2014, the Fund adopted an 80% policy. The Fund’s past performance would have been different if the Fund was managed by this policy.
YEAR-BY-YEAR RETURNS — CLASS I SHARES
Best Quarter	4Q 2013	3.08%
Worst Quarter	3Q 2011 2Q 2013	-1.18%
The Fund’s year-to-date total return through 3/31/18 was -0.23%.

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AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2017)
	Past 1 Year	Past 5 Years	Life of Fund (since 12/01/2010)
CLASS I SHARES
Return Before Taxes	4.59%	2.85%	3.31%
Return After Taxes on Distributions	3.42	1.41	1.95
Return After Taxes on Distributions and Sale of Fund Shares	2.59	1.51	1.95
CLASS A SHARES
Return Before Taxes	0.34	1.81	2.49
CLASS C SHARES
Return Before Taxes	2.74	2.06	2.53
Bloomberg Barclays U.S. Aggregate Index
(Reflects No Deduction for Fees, Expenses, or Taxes)	3.54	2.10	3.10
ICE BofAML 3-Month US Treasury Bill Index
(Reflects No Deduction for Fees, Expenses, or Taxes)	0.86	0.27	0.22
Lipper Alternative Credit Focus Funds Index
(Reflects No Deduction for Taxes)	4.67	1.68	3.00 [1]
1	The benchmark commenced operations on 9/30/11. Performance for the benchmark is for 9/30/11.
After-tax returns are shown for only the Class I Shares and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Management
J.P. Morgan Investment Management Inc.
Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Robert Michele	2010	Managing Director
Nicholas J. Gartside	2011	Managing Director
Iain T. Stealey	2010	Managing Director
Purchase and Sale of Fund Shares
Purchase minimums
For Class A and Class C Shares
To establish an account	$1,000
To add to an account	$50
For Class I Shares
To establish an account	$1,000,000
To add to an account	No minimum levels
In general, you may purchase or redeem shares on any business day:
•	Through your Financial Intermediary
•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528
•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111
Tax Information
The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
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Additional Information About the Funds’ Investment Strategies
Each of the Funds described in this prospectus is managed by J.P. Morgan Investment Management Inc. (JPMIM). The principal types of securities and the main strategies that each Fund currently anticipates using are summarized in its Risk/Return Summary. Except as otherwise indicated, the strategies described below are principal investment strategies of each Fund. Where applicable, the following identifies other strategies that are not anticipated to be main strategies of a Fund but that may become more important to a Fund’s management in the future. The Funds may utilize these investments and strategies to a greater or lesser degree in the future.
The frequency with which each Fund buys and sells securities will vary from year to year, depending on market conditions.
Credit Quality. Some of the Funds limit their investments to investment grade securities or the unrated equivalent while others may invest in below investment grade securities (also known as junk bonds). Except as otherwise provided with respect to the Corporate Bond Fund, Income Fund and Short Duration Core Plus Fund, investment grade securities carry a minimum rating of Baa3, BBB–, or BBB– by Moody’s Investors Service Inc. (Moody’s), Standard & Poor’s Corporation (S&P), or Fitch Ratings (Fitch), respectively, or the equivalent by another nationally recognized statistical rating organization (NRSRO), or are unrated but deemed by the adviser to be of comparable quality. A “junk bond” is a debt security that is rated below investment grade. Junk bonds also include unrated securities that the adviser believes to be of comparable quality to debt securities that are rated below investment grade. Junk bonds are also called “high yield bonds” and “non-investment grade bonds.” These securities generally are rated in the fifth or lower rating categories (for example, BB+ or lower by S&P and Ba1 or lower by Moody’s). These securities generally offer a higher yield than investment grade securities, but involve a high degree of risk. A security’s quality is determined at the time of purchase and securities that are rated investment grade or the unrated equivalent may be downgraded or decline in credit quality such that subsequently they would be deemed to be below investment grade. The adviser will consider such an event in determining whether a Fund should continue to hold the security. Please see Corporate Bond Fund, Income Fund and Short Duration Core Plus Fund for information concerning Credit Quality applicable to those Funds.
As indicated in the risk/return summaries, some of the Funds may invest in “sub-prime” mortgage-related securities. “Sub-prime” loans, which have higher interest rates, are made to borrowers with low credit ratings or other factors that increase the risk for default. In generally, these borrowers have impaired or limited credit history.
Average Weighted Maturity. Some of the Funds have policies with respect to average weighted maturity as described in the risk/return summaries. Such Funds may have a longer or shorter average weighted maturity under certain market condi-
tions. In addition, such Funds may shorten or lengthen their average weighted maturity if deemed appropriate for temporary defensive purposes. Average weighted maturity is the average of all the current maturities (that is, the term of the securities of the individual bonds in the Fund calculated so as to count most heavily those securities with the highest dollar value). Average weighted maturity is important to investors as an indication of a Fund’s sensitivity to changes in interest rates.
Usually, the longer the average weighted maturity, the more fluctuation in share price you can expect. Mortgage-related securities are subject to prepayment of principal which can shorten the average weighted maturity of a Fund. Therefore, in the case of a Fund which holds mortgage-backed securities, asset-backed securities and similar types of securities, the average weighted maturity of the Fund is equivalent to its weighted average life. Weighted average life is the average weighted maturity of the cash flows in the securities held by the Fund given certain prepayment assumptions.
Core Bond Fund
For purposes of the Fund’s fundamental policy to invest at least 80% of its Assets in bonds, a “bond” is a debt security with a maturity of 90 days or more at the time of its issuance. Some examples of bonds include securities issued or guaranteed by the U.S. government or its agencies and instrumentalities, a domestic or a foreign corporation or a municipality, securities issued or guaranteed by a foreign government or its agencies and instrumentalities, securities issued or guaranteed by domestic and supranational banks, mortgage-related and mortgage-backed securities, including principal-only and interest-only stripped mortgage-backed securities, collateralized mortgage obligations, asset-backed securities, convertible bonds, stripped government securities and zero-coupon obligations.
The Fund’s average weighted maturity will ordinarily range between four and 12 years. The Fund may have a longer or shorter average weighted maturity under certain market conditions and the Fund may shorten or lengthen its average weighted maturity if deemed appropriate for temporary defensive purposes. Because of the Fund’s holdings in asset-backed, mortgage-backed and similar securities, the Fund’s average weighted maturity is equivalent to the average weighted maturity of the cash flows in the securities held by the Fund given certain prepayment assumptions (also known as weighted average life).
The Fund may invest in bonds and other debt securities that are rated in the lowest investment grade category.
In addition, all securities will be U.S. dollar-denominated although they may be issued by a foreign corporation or a U.S. affiliate of a foreign corporation or a foreign government or its agencies and instrumentalities. The adviser may invest a significant portion or all of its assets in mortgage-related and

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mortgage-backed securities in the adviser’s discretion. The Fund expects to invest no more than 10% of its assets in “sub-prime” mortgage-related securities at the time of purchase.
The Fund may engage in securities lending. The use of securities lending is not a principal strategy of the Fund.
WHAT IS SECURITIES LENDING?
Securities lending involves the loan of securities to borrowers in exchange for cash collateral which a Fund may reinvest. During the term of the loan, the Fund is entitled to receive amounts equivalent to distributions paid on the loaned securities as well as the return on the cash collateral investments. Upon termination of the loan, the Fund is required to return the cash collateral to the borrower plus an agreed upon rebate. Securities lending is not a principal strategy of any of the Funds.
The Fund may invest in loan participations and assignments (Loans) although the Fund does not currently use Loans as part of its principal investment strategy.
The Fund has flexibility to invest in derivatives and may use such instruments to manage duration, sector and yield curve exposure, credit and spread volatility and to respond to volatile market conditions. Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may also be used as substitutes for securities in which the Fund can invest. Although the use of derivatives is not a principal strategy of the Fund, the Fund may use futures contracts, options, and swaps from time to time to hedge various investments, for risk management purposes and/or to increase income or gain to the Fund.
Core Plus Bond Fund
For purposes of the Fund’s fundamental policy to invest at least 80% of its assets in bonds, a “bond” is a debt security with a maturity of 90 days or more at the time of its issuance. Some examples of bonds include securities issued or guaranteed by the U.S. government or its agencies and instrumentalities, a domestic or a foreign corporation or a municipality, securities issued or guaranteed by a foreign government or its agencies and instrumentalities, securities issued or guaranteed by domestic and supranational banks, mortgage-related and mortgage-backed securities, collateralized mortgage obligations, asset-backed securities, convertible bonds, stripped government securities and zero-coupon obligations.
The Fund may invest in Loans and Unfunded Commitments. Loans will typically consist of senior floating rate loans (Senior Loans), but may also include secured and unsecured loans, second lien loans or more junior (Junior Loans) and bridge loans. Loans may be issued by obligors in the U.S. or in foreign or emerging markets. When the Fund acquires a loan assignment, the Fund typically will have a direct contractual relationship with the obligor; provided, however, the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent.
The Fund may invest a significant portion of all of its assets in mortgage-related and mortgage-backed securities at the adviser’s discretion. Mortgage-related and mortgage-backed securities may be structured as collateralized mortgage obligations (agency and non-agency), stripped mortgage-backed securities (interest-only or principal-only), commercial mortgage-backed securities, mortgage pass-through securities and cash and cash equivalents. The Fund expects to invest no more than 10% of its assets in “sub-prime” mortgage-related securities at the time of purchase. The Fund may also enter into “dollar rolls” in which the Fund sells mortgage-backed securities and at the same time contracts to buy back very similar securities on a future date.
Up to 35% of the Fund’s net assets may be invested in foreign securities, including securities denominated in foreign currencies (some of which may be below investment grade securities). Foreign securities include securities issued by foreign governments or their agencies and instrumentalities and companies that are incorporated outside the United States, including securities from issuers in countries whose economies are less developed (emerging markets). The Fund’s investments in below investment grade securities or the unrated equivalent including below investment grade foreign securities will not, under normal circumstances, exceed more than 35% of the Fund’s total assets.
The Fund may use derivatives to hedge various investments, for risk management and/or to increase income or gain to the Fund. In addition to the mortgage dollar rolls as described above, the Fund may utilize other relative value strategies involving credit-oriented trades, combinations of derivatives, and combinations of derivatives and fixed income securities. The Fund may also utilize foreign currency derivatives such as currency forwards to hedge its non-dollar investments back to the U.S. dollar or use such derivatives to gain or adjust exposure to particular foreign securities, markets or currencies.
In addition to the investment strategies discussed above, the Fund may engage in securities lending. The Fund may use CPI-U swaps to hedge inflation risk associated with certain debt securities held by the Fund. The Fund may invest in exchange traded funds (ETFs) in order to gain exposure to particular markets including foreign and emerging markets or asset classes. ETFs, which are pooled investment vehicles whose ownership interests are purchased and sold on a securities exchange, may be passively or actively managed. Passively managed ETFs generally seek to track the performance of a particular market index, including broad-based market indexes, as well as indexes relating to particular sectors, markets, regions or industries. Actively managed ETFs do not seek to track the performance of a particular market index. Ordinarily, a Fund must limit its investments in a single non-affiliated ETF to 5% of its total assets and in all non-affiliated ETFs to 10% of
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its total assets. The Securities and Exchange Commission has issued exemptive orders to many ETFs that allow any fund investing in such ETFs to disregard these 5% and 10% limitations, subject to certain conditions. If a Fund invests in ETFs that have received such exemptive orders, it may invest any amount of its total assets in a single ETF or in multiple ETFs. ETFs that are not structured as investment companies as defined in the Investment Company Act of 1940 are not subject to these percentage limitations. The price movement of an index-based ETF may not track the underlying index and may result in a loss. In addition, ETFs may trade at a price above (premium) or below (discount) their net asset value, especially during periods of significant market volatility or stress, causing investors to pay significantly more or less than the value of the ETF’s underlying portfolio. Investments in ETFs are not a principal investment strategy of the Fund. These strategies are not principal investment strategies of the Fund.
The adviser allocates the Fund’s assets among a range of sectors based on strategic positioning and other tactical considerations. The Fund’s allocations will be reviewed and rebalanced periodically, if appropriate. Individual portfolio managers will be responsible for day-to-day investment management decisions on the assets that are allocated to their respective sleeves; provided, however, the remaining credit of the portfolio, excluding distressed debt, will be managed across the ratings continuum. In buying and selling investments for the Fund, the adviser looks for market sectors and individual securities that it believes will perform well over time. The adviser selects individual securities after performing a risk/ reward analysis that includes an evaluation of interest rate risk, credit risk, currency risk, legal provisions and the structure of the transactions. With respect to the high yield portion of the Fund, the adviser focuses on value in choosing securities for the Fund by looking at individual securities against the context of broader market factors.
Corporate Bond Fund
The Fund mainly invests in corporate bonds that are rated investment grade by a nationally recognized statistical rating organization or in securities that are unrated but are deemed by the Fund’s adviser to be of comparable quality. Under normal circumstances, the Fund invests at least 80% of its assets in corporate bonds. “Assets” means net assets plus the amount of borrowings for investment purposes. The Fund will provide shareholders with at least 60 days prior notice of any change in this policy. A “corporate bond” is defined as a debt security issued by a corporation or non-governmental entity with a maturity of 90 days or more at the time of its issuance. Some examples of corporate bonds include corporate debt securities, commercial paper, private placements, restricted securities and other unregistered securities, debt securities of REITS, and debt securities of MLPs, variable and floating rate instruments, when issued securities and delayed delivery securities, and zero coupon, pay-in-kind and deferred payment securities. Corporate bonds may include securities owned by government or quasi-government entities. Such ownership may be significant and allow such entities to control the issuer of a corporate bond. As part of its principal strategy, the Fund invests in corporate bonds structured as corporate debt securities, debt securities of REITs, and MLPs, public or private placements, restricted securities and other unregistered securities.
The Fund is managed relative to the Bloomberg Barclays U.S. Corporate Index (the benchmark). Under normal circumstances, the Fund’s duration is the duration of the benchmark, plus or minus one year. Duration is a measure of price sensitivity of a debt security or a portfolio of debt securities to relative changes in interest rates. For instance, a duration of “five years” means that a security’s or portfolio’s price would be expected to decrease by approximately 5% with a 1% increase in interest rates (assuming a parallel shift in yield curve). As of May 31, 2018, the duration of the benchmark was 7.21 years. The Fund will not invest more than 25% of the value of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry, except that, to the extent that an industry represents 20% or more of the Fund’s benchmark at the time of investment, the Fund may invest up to 35% of its assets in that industry.
The Fund may invest in U.S. dollar-denominated securities of foreign issuers. Such issuers may be in both developed and emerging markets although the Fund does not anticipate investing in emerging markets as a principal strategy. In addition, up to 20% of the Fund’s total assets may be invested in securities rated below investment grade or unrated securities deemed by the adviser to be of comparable quality (also known as junk bonds or high yield bonds) and securities denominated in foreign currencies (some of which may be below investment grade securities). The Fund’s investments in high yield securities may include so called “distressed debt”. Distressed debt includes securities of issuers experiencing financial or operating difficulties, securities where the issuer has defaulted in the payment of interest or principal or in the performance of its covenants or agreements, securities of issuers that may be involved in bankruptcy proceedings, reorganizations or financial restructurings or securities of issuers operating in troubled industries. The Fund seeks to hedge its non-dollar investments back to the U.S. dollar, but may not always be able to do so.
In addition to direct investments in securities, derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps and currency derivatives as tools in the management of portfolio assets. The Fund may use derivatives to hedge various investments, for risk management and/or to increase income or gain to the Fund. In particular, the Fund may invest in swaps structured as interest rate swaps to manage duration relative to the benchmark. The Fund may also

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utilize foreign currency derivatives such as currency forwards, futures and foreign exchange swaps to hedge its non-dollar investments back to the U.S. dollar.
Although the Fund predominantly invests in corporate bonds, the Fund may also invest in U.S. Treasury securities including for cash management purposes and for duration management.
As part of its principal investment strategy and for temporary defensive purposes, any portion of the Fund’s total assets may be invested in cash and cash equivalents.
Although not part of its principal investment strategy, the Fund may invest in bank obligations, commercial paper, convertible securities, inflation-linked debt securities, municipal securities, obligations of supranational agencies, repurchase agreements, short-term funding agreements, variable and floating rate instruments, when-issued securities, delayed delivery securities and forward commitments, zero-coupon, pay-in-kind and deferred payment securities and emerging markets securities. Although the Fund predominantly invests in corporate bonds, the Fund may also invest in equity securities including common stock, preferred stock, trust preferreds and convertible securities, and government debt including U.S. government and agency obligations and sovereign debt obligations. In addition, the Fund may acquire and hold equity securities (or rights to acquire such securities) in connection with an amendment, waiver, conversion or exchange of fixed income securities, in connection with the bankruptcy or workout of a distressed fixed income securities, or upon the exercise of a right or warrant obtained on account of a fixed income security. The Fund may also use credit default swaps related to individual securities or indexes of securities to gain or limit exposure to such securities or to mitigate risk exposure. The Fund may be both a buyer and seller of credit default swaps.
The adviser buys and sells investments for the Fund using a three part process that includes determining: (1) macro credit strategy, (2) sector strategy, and (3) security strategy. In establishing the Fund’s macro credit strategy, the adviser evaluates fundamental, technical and valuation factors, along with macro themes from the adviser’s broader fixed income team, to determine the view on risk for the Fund overall. In the second component of the process, the adviser evaluates sectors based on a blend of top down analysis, including relative value judgments, and bottom up fundamental analysis of companies and their respective sectors to determine sector weightings. The third component of the process focuses on an evaluation of individual companies based on fundamental credit metrics, as well as a review of each company’s competitive environment, event risk and technical factors such as supply, liquidity of debt issued by the company and equity performance. As part of its security strategy, the adviser also evaluates whether environmental, social and governance factors could have a material negative or positive impact on the cash flows or risk profiles of many companies in the universe in which the Fund may invest. These determinations may not be conclusive and securities of issuers that may be negatively impacted by such factors may be purchased and retained by the Fund while the Fund may divest or not invest in securities of issuers that may be positively impacted by such factors. Based on these three components, the adviser overweights and underweights its sector and security investments relative to the benchmark.
Credit Quality. The Fund may invest in investment grade securities or the unrated equivalent as well as in below investment grade securities (also known as junk bonds). Investment grade securities are rated investment grade (Baa3, BBB-, or BBB- or higher) by the following nationally recognized statistical rating organizations (NRSRO), Moody’s, S&P, or Fitch or unrated but deemed by the adviser to be of comparable quality. If three of the NRSROs rate the security, the middle rating is used to determine whether the security is investment grade. If only two of the three NRSROs rate the security, the lower rating is used to determine whether the security is investment grade. If only one of the three NRSROs rates a security, the security will be deemed to be investment grade if rated as investment grade by the NRSRO. If a security is unrated, the adviser must determine that it is of comparable quality to an investment grade security in order for such security to be treated as investment grade. A “junk bond” is a debt security that does not meet the criteria specified above for investment grade securities and is rated below investment grade. Junk bonds also include unrated securities that the adviser believes to be of comparable quality to debt securities that are rated below investment grade. Junk bonds are also called “high yield bonds” and “non-investment grade bonds.” These securities generally are rated in the fifth or lower rating categories (for example, BB or lower by S&P and Ba or lower by Moody’s). These securities generally offer a higher yield than investment grade securities, but involve a high degree of risk. A security’s quality is determined at the time of purchase and securities that are rated investment grade or the unrated equivalent may be downgraded or decline in credit quality such that subsequently they would be deemed to be below investment grade. The adviser will consider such an event in determining whether a Fund should continue to hold the security.
Emerging Markets Corporate Debt Fund
The Fund invests primarily in corporate debt investments that the adviser believes have the potential to provide total return from countries whose economies or bond markets are less developed (emerging markets). Under normal circumstances, the Fund invests at least 80% of its Assets in Emerging Markets Corporate Debt Investments. “Assets” means net assets, plus the amount of borrowings for investment purposes. Shareholders will be provided with at least 60 days notice prior to changing this policy.
“Emerging Markets Corporate Debt Investments” are debt instruments issued by corporate or other business organizations located in or tied economically to an emerging market. Emerging markets currently include most countries in the world except Australia, Canada, Japan, New Zealand, the U.S., the
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United Kingdom and most western European countries. An investment will be deemed to be tied economically to emerging markets if: (1) the issuer is organized under the laws of, or has a principal place of business in an emerging market; or (2) the principal listing of the issuer’s securities is in a market that is in an emerging market; or (3) the issuer derives at least 50% of its total revenues or profits from goods that are produced or sold, investments made, or services performed in an emerging market; or (4) the issuer has at least 50% of its assets located in an emerging market.
Some examples of Emerging Markets Corporate Debt Investments include brady bonds, corporate debt securities, commercial paper, convertible securities, inflation-linked debt securities, loan assignments and participations (Loans), commitments to purchase loan assignments (Unfunded Commitments), private placements, restricted securities and other unregistered securities, structured investments including credit-linked notes (CLNs), sukuk, variable and floating instruments, when-issued securities and delayed delivery securities and zero-coupon, pay-in-kind and deferred payment securities. Emerging Markets Corporate Debt Investments may include securities owned by government or quasi-government entities. Such ownership may be significant and allow such entities to control the issuer of an Emerging Markets Corporate Debt Investment.
As part of its main investment strategies, the Fund invests in Emerging Markets Corporate Debt Investments structured as corporate bonds and debt securities, private placements, restricted securities, and variable and floating rate instruments. The Fund invests mainly in U.S. dollar denominated Emerging Markets Corporate Debt Investments but may, to a lesser extent, invest in non-dollar denominated investments in securities. In addition to its investments in Emerging Markets Corporate Debt Investments, the Fund may invest in sovereign debt securities, obligations of supranational agencies and foreign municipal securities. Sovereign debt securities are securities that are issued or guaranteed by foreign sovereign governments or their agencies, authorities or political subdivisions or instrumentalities.
The Fund’s investments may be of any maturity. Under normal circumstances, the Fund will invest no more than 65% of its total assets in securities that are rated below investment grade (commonly known as junk bonds) or the unrated equivalent. Such securities may include so called “distressed debt.” “Distressed debt” includes securities of issuers experiencing financial or operating difficulties, securities where the issuer has defaulted in the payment of interest or principal or in the performance of its covenants or agreements, securities of issuers that may be involved in bankruptcy proceedings, reorganizations or financial restructurings or securities of issuers operating in troubled industries.
Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps, and forwards including non-deliverable forwards. The Fund may also use such derivatives to seek to increase income or gain to the Fund and as part of the risk management process. Generally, the Fund uses futures including treasury futures and credit default swaps for hedging and to manage duration. In addition, the Fund uses foreign currency derivatives including forward foreign currency contracts to establish or adjust the Fund’s currency exposure and to manage currency risk. The Fund may use derivatives to hedge non-dollar investments back to the U.S. dollar but may not always do so.
In deciding to buy and sell securities and investments for the Fund, the adviser combines top down macro-economic research with bottom up fundamental credit and country analysis. The adviser is value oriented and makes decisions to purchase and sell individual securities and instruments based on quantitative assessment of an issuer’s cashflows, debt structure, debt ratios and profitability and a qualitative assessment of how each issuer will perform relative to other issuers in the region. Generally, the adviser will sell a security when, based on fundamental credit analysis and the considerations described above, the adviser believes that there is better relative value available in the market in securities of comparable quality or when the adviser believes the issuer’s credit quality will deteriorate materially.
Additional Investment Strategies
Although not part of its principal investment strategy, the Fund may invest in common stock, common stock warrants and rights and a wide variety of debt instruments including brady bonds, commercial paper, convertible securities, inflation-linked debt securities, when-issued securities and delayed delivery securities, Sukuk, structured investments including CLNs, mortgage-backed securities and zero-coupon, pay-in-kind and deferred payment securities. Sukuk are certificates, similar to bonds, issued by the issuer to obtain an upfront payment in exchange for an income stream to be generated by certain assets of the issuer.
Emerging Markets Debt Fund
Under normal circumstances, the Fund invests at least 80% of the value of its Assets in emerging market debt investments. “Assets” means net assets, plus the amount of borrowings for investment purposes. The Fund invests primarily in debt securities that it believes have the potential to provide a high total return from countries whose economies or bond markets are less developed. This designation currently includes most countries in the world except Australia, Canada, Japan, New Zealand, the U.S., the United Kingdom and most western European countries. The Fund invests in sovereign debt securities. Sovereign debt securities are securities that are issued or guaranteed by foreign sovereign governments or their agencies, authorities or political subdivisions or instrumentalities,

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and supranational agencies. The Fund may also invest in debt securities issued or guaranteed by foreign corporations and foreign financial institutions.
The Fund may invest in mortgage pass-through securities eligible to be sold in the “to-be-announced” or TBA market (Mortgage TBAs). Mortgage TBAs provide for the forward or delayed delivery of the underlying instrument with settlement up to 180 days. Mortgage TBAs currently are not used as part of the Fund’s principal investment strategy. The term TBA comes from the fact that the actual mortgage-backed security that will be delivered to fulfill a TBA trade is not designated at the time the trade is made, but rather is announced 48 hours before the settlement date.
The Fund may sell mortgage TBAs short which does not involve borrowing a security. The Fund may also engage in short selling in which it must borrow a security it wants to sell short. These types of short selling are not currently principal investment strategies of the Fund.
Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may also be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps, and foreign currency derivatives to help manage duration, sector and yield curve exposure and credit and spread volatility. The Fund may hedge its non-dollar investments back to the U.S. dollar through the use of such derivatives, but may not always do so. In addition to hedging non-dollar investments, the Fund may use such derivatives to increase income and gain to the Fund and/or as part of its risk management process by establishing or adjusting exposure to particular foreign securities, markets or currencies.
In making investment decisions for the Fund, the adviser establishes overweight and underweight positions versus the J.P. Morgan Emerging Markets Bond Index Global Diversified based on weighted spread duration. Spread duration is the measure of the expected price sensitivity of a bond or group of bonds to changes in spreads. Spreads are measured by the difference in yield between bonds from a specific sector or country and U.S. Treasury securities. Generally, the prices of a bond from a specific sector or country of bonds will increase when spreads tighten and decrease when spreads widen. The adviser uses top down macroeconomic research to assess the general market conditions that may cause spreads to tighten or widen in the countries and sectors where the Fund invests. Based on this top down research, the adviser establishes overweight positions in countries and sectors that it believes are more likely to benefit from tightening spreads and underweight positions in countries and sectors that it believes are more likely to be negatively impacted by widening spreads, a process that is referred to as weighted spread duration.
To implement these overweight and underweight positions, the adviser uses bottom up fundamental research to evaluate the relative attractiveness of the individual securities in each country and sector. The adviser is value oriented and this bottom up fundamental research is based on a quantitative assess-
ment of an issuer’s cash flows, debt structure, debt ratios and profitability and a qualitative assessment of how each issuer will perform relative to other issuers in the country or sector. Generally, the adviser will sell a security when, based on the considerations described above, the adviser believes that there is better relative value available in the country or sector in securities of comparable quality, or when the adviser believes the issuer’s credit quality will deteriorate materially.
Although not part of its principal investment strategy, the Fund may invest in Sukuk. Sukuk are certificates, similar to bonds, issued by the issuer to obtain an upfront payment in exchange for an income stream to be generated by certain assets of the issuer.
Government Bond Fund
The Fund may invest in securities issued by the U.S. government and its agencies and instrumentalities and related to securities issued or guaranteed by the U.S. government and its agencies and instrumentalities. The Fund may also invest in securities which are guaranteed by the U.S. government and its agencies and instrumentalities so long as such securities are backed by the full faith and credit of the United States.
The Fund mainly invests in government bonds as defined below with intermediate to long remaining maturities. These include mortgage-backed securities, including those issued or guaranteed by Ginnie Mae, Fannie Mae or Freddie Mac. The Fund may invest a significant portion or all of its assets in mortgage-backed securities in the adviser’s discretion.
Under normal circumstances, the Fund will invest at least 80% of its Assets in government bonds including bonds issued or guaranteed by the U.S. government and its agencies and instrumentalities. The Fund will provide shareholders at least 60 days prior notice of any change of this policy. For purposes of this policy, “Assets” means net assets plus the amount of borrowings for investment purposes. The Fund will provide shareholders at least 60 days prior notice of any change of this policy. For purposes of the Fund’s policy to invest at least 80% of its assets in government bonds under normal circumstances, a “government bond” is a debt instrument with a maturity of 90 days or more at the time of its issuance and with principal and interest guaranteed by the U.S. government and its agencies and instrumentalities, as well as stripped government securities and mortgage-related and mortgage-backed securities, including principal-only and interest-only stripped mortgage-backed securities, and collateralized mortgage obligations. Ordinarily, such bonds will have principal and interest guaranteed by the U.S. government or its agencies and instrumentalities, be subject to repurchase agreements, or represent an interest in or be secured by mortgages that are issued or guaranteed by certain U.S. government agencies or instrumentalities.
The Fund’s average weighted maturity will ordinarily range between three and 15 years, taking into account expected prepayment of principal on certain investments. The Fund may have a longer or shorter average weighted maturity under
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certain market conditions and the Fund may shorten or lengthen its average weighted maturity if deemed appropriate for temporary defensive purposes. Because of the Fund’s holdings in mortgage-backed and similar securities, the Fund’s average weighted maturity is equivalent to the average number of years for which each dollar of unpaid principal on a loan or mortgage securing mortgage-backed and similar securities remains outstanding given certain prepayment assumptions (also known as weighted average life).
The Fund’s adviser has flexibility with respect to the Fund’s duration. Currently, the Fund’s adviser aims to maintain a duration of between 5.00 and 5.50 years over the long term, although the Adviser has the flexibility to maintain a longer or shorter duration when it believes it is advisable to do so. Duration is a measure of the price sensitivity of a debt security or a portfolio of debt securities to relative changes in interest rates. For instance, a duration of three years means that a security’s or portfolio’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in yield curve).
Additional Investment Strategies
The Fund has flexibility to invest in derivatives including futures contracts, options, and swaps in order to hedge various investments, for risk management purposes and/or to increase income or gain to the Fund. Derivatives, which are instruments which have a value based on another instrument, exchange rate or index, may also be used as substitutes for securities in which the Fund can invest. In particular, the Fund may use futures contracts including treasury futures, options and swaps to manage cash inflows and duration and as substitutes for securities in which the Fund may invest.
The Fund may engage in securities lending. The use of securities lending is not a principal strategy of the Fund.
High Yield Fund
Under normal circumstances, the Fund invests at least 80% of its Assets in bonds, other debt securities, loan assignments and participations (Loans), commitments to purchase loan assignments (Unfunded Commitments) and preferred stocks that are rated below investment grade or unrated. The Fund will provide shareholders at least 60 days prior notice of any change of this policy. For purposes of this policy, “Assets” means net assets plus the amount of borrowings for investment purposes.
A “bond” is a debt security with a maturity of 90 days or more at the time of its issuance issued or guaranteed by the U.S. government or its agencies and instrumentalities, a domestic or a foreign corporation or a municipality, securities issued or guaranteed by a foreign government or its agencies and instrumentalities, securities issued or guaranteed by domestic and supranational banks, mortgage-related and mortgage-backed securities, asset-backed securities, convertible bonds, stripped government securities and zero-coupon obligations.
Up to 20% of the Fund’s total assets may be invested in other securities, including investment grade securities. The Fund’s average weighted maturity ordinarily will range between three and ten years, although the Fund may shorten its weighted average maturity to as little as two years if deemed appropriate for temporary defensive purposes. The Fund may have a longer or shorter average weighted maturity under certain market conditions.
The Fund may invest no more than 30% of its net assets in Loans and Unfunded Commitments. Loans will typically consist of senior floating rate loans (Senior Loans), but may also include secured and unsecured loans, second lien loans or more junior (Junior Loans) and bridge loans. Loans may be issued by obligors in the U.S. or in foreign or emerging markets. When the Fund acquires a loan assignment, the Fund typically will have a direct contractual relationship with the obligor; provided, however, the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent.
The Fund may invest up to 100% of the Fund’s total assets in below investment grade or unrated securities. Such securities are also known as “junk bonds,” “high yield bonds” and “non- investment grade bonds.” Such securities may include so called “distressed debt”. Distressed debt includes securities of issuers experiencing financial or operating difficulties, securities where the issuer has defaulted in the payment of interest or principal or in the performance of its covenants or agreements, securities of issuers that may be involved in bankruptcy proceedings, reorganizations or financial restructurings or securities of issuers operating in troubled industries. All securities will be U.S. dollar-denominated although they may be issued by a foreign corporation, government or its agencies and instrumentalities.
In addition to direct investments in securities, derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options and swaps to hedge various investments, for risk management and/or to increase income or gain to the Fund. In particular, the Fund may invest in swaps structured as credit default swaps related to individual Loans or other securities or indexes of Loans or other securities to gain exposure to such Loans and other securities, to mitigate risk exposure or to manage cash flow needs.
Although the Fund predominantly invests in debt securities and income producing securities, it may also invest in common stock from time to time. In addition, the Fund may acquire and hold such securities (or rights to acquire such securities) in connection with an amendment, waiver, conversion or exchange of fixed income securities, in connection with the bankruptcy or workout of distressed fixed income securities, or upon the exercise of a right or warrant obtained on account of a fixed income security.

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The Fund may engage in securities lending. The use of securities lending is not a principal strategy of the Fund. The use of securities lending is not a principal strategy of the Fund.
Income Fund
The Fund has broad flexibility to invest in a wide variety of debt securities and instruments of any maturity. The Fund may invest in fixed and floating rate debt securities issued in both U.S. and foreign and emerging markets. The Fund invests primarily in U.S. dollar denominated securities, although the Fund may also invest in non-dollar denominated securities. The Fund currently anticipates that it will invest no more than 10% of its total assets in non-dollar denominated securities, although, from time to time, the Fund may invest a greater percentage of its assets in non-dollar denominated securities to take advantage of market conditions.
In connection with managing volatility, the Fund seeks to maintain a duration of ten years or less, although, under certain market conditions such as in periods of significant volatility in interest rates and spreads, the Fund’s duration may be longer than ten years. Duration is a measure of the price sensitivity of a debt security or a portfolio of debt securities to relative changes in interest rates. For instance, a duration of three years means that a security’s or portfolio’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in yield curve). The yield curve shows the relationship between yields and maturity dates for a set of similar bonds.
Although the Fund has the flexibility to invest above 65% of its total assets in investments that are rated below investment grade (also known as junk bonds or high yield securities) or the unrated equivalent to take advantage of market opportunities, under normal market conditions the Fund invests at least 35% of its total assets in investments that, at the time of purchase, are rated investment grade or better.
Below investment grade securities may include so-called “distressed debt.” Distressed debt includes securities of issuers experiencing financial or operating difficulties, securities where the issuer has defaulted in the payment of interest or principal or in the performance of its covenants or agreements, securities of issuers that may be involved in bankruptcy proceedings, reorganizations or financial restructurings or securities of issuers operating in troubled industries.
A significant portion of the Fund’s assets may be invested in asset-backed securities, mortgage-related securities and mortgage-backed securities. Such securities may be structured as CMOs and stripped mortgage-backed securities, including those structured such that payments consist of IO, PO or principal and interest. The Fund also may invest in inverse floaters and inverse IOs, which are debt securities with interest rates that reset in the opposite direction from the market rate to which the security is indexed. The Fund may also invest in structured investments and ARMs. The Fund may invest a significant amount of its assets in sub-prime mortgage-related securities.
The Fund may invest in securities issued by the U.S. government and its agencies and instrumentalities including U.S. Treasury securities, treasury receipts and obligations and securities issued by Ginnie Mae, Fannie Mae and Freddie Mac. The Fund may also invest in custodial receipts.
The Fund may also invest in mortgage pass-through securities including securities eligible to be sold on the “to-be-announced” or TBA market (mortgage TBAs). Mortgage TBAs provide for the forward or delayed delivery of the underlying instrument with settlement up to 180 days. The term TBA comes from the fact that the actual mortgage-backed security that will be delivered to fulfill a TBA trade is not designated at the time the trade is made, but rather is announced 48 hours before the settlement date.
The Fund may enter into dollar rolls, in which the Fund sells mortgage-backed securities including mortgage TBAs and at the same time contracts to buy back very similar securities on a future date. The Fund may also sell mortgage TBAs short. This strategy does not involve borrowing a security.
The Fund may invest in inflation-linked debt securities including fixed and floating rate debt securities of varying maturities issued by the U.S. government, its agencies and instrumentalities, such as TIPS. Unlike conventional bonds, the principal and interest payments of TIPS are adjusted periodically to the CPI-U. The Fund may also invest in inflation-linked debt securities issued by other entities such as corporations, foreign governments and foreign issuers. The Fund may invest in Loans and Unfunded Commitments. The Loans in which the Fund may invest will typically consist of senior floating rate loans, but may also include secured and unsecured loans, second lien loans or more junior and bridge loans. Loans may be issued by obligors in the U.S. or in foreign or emerging markets. When the Fund acquires a loan assignment, the Fund typically will have a direct contractual relationship with the obligor; provided, however, the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent.
The Fund may also invest in convertible securities and preferred stock that the adviser believes will produce income or generate return. The Fund also may use bank obligations, commercial paper, corporate debt securities, custodial receipts, inverse floating rate instruments, municipal securities, private placements, restricted securities and other unregistered securities, REITs, short-term funding agreements, when-issued securities, delayed delivery securities and forward commitments, and zero-coupon, pay-in-kind and deferred payment securities. The securities in which the Fund invests may include debt securities issued by governments and their agencies, supranational organizations, corporations, and banks.
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The Fund has flexibility to utilize derivatives and at times, use of such derivatives may be a principal strategy. Derivatives are instruments that have a value based on another instrument, exchange rate or index. Derivatives will be used primarily for hedging, including duration hedging, but may also be used as substitutes for securities in which the Fund can invest. Such derivatives may include futures contracts, options, swaps including interest rate and credit default swaps and forward contracts. The Fund may also use derivatives for other hedging purposes (e.g., decreasing or increasing exposure to certain securities), to increase income and gain to the Fund, as part of its risk management process by establishing or adjusting exposure to particular securities, markets or currencies and/or to manage cash flows. The Fund may be both a buyer and a seller of credit default swaps.
As part of its principal investment strategy and for temporary defensive purposes, any portion of the Fund’s assets may be invested in cash and cash equivalents.
The Fund may invest in exchange traded funds (ETFs) in order to gain exposure to particular markets including foreign and emerging markets or asset classes. ETFs, which are pooled investment vehicles whose ownership interests are purchased and sold on a securities exchange, may be passively or actively managed. Passively managed ETFs generally seek to track the performance of a particular market index, including broad-based market indexes, as well as indexes relating to particular sectors, markets, regions or industries. Actively managed ETFs do not seek to track the performance of a particular market index. Ordinarily, a Fund must limit its investments in a single non-affiliated ETF to 5% of its total assets and in all non-affiliated ETFs to 10% of its total assets. The Securities and Exchange Commission has issued exemptive orders to many ETFs that allow any fund investing in such ETFs to disregard these 5% and 10% limitations, subject to certain conditions. If a Fund invests in ETFs that have received such exemptive orders, it may invest any amount of its total assets in a single ETF or in multiple ETFs. ETFs that are not structured as investment companies as defined in the Investment Company Act of 1940 are not subject to these percentage limitations. The price movement of an index-based ETF may not track the underlying index and may result in a loss. In addition, ETFs may trade at a price above (premium) or below (discount) their net asset value, especially during periods of significant market volatility or stress, causing investors to pay significantly more or less than the value of the ETF’s underlying portfolio. Investments in ETFs are not a principal investment strategy of the Fund.
In buying and selling investments for the Fund, the adviser uses a flexible, opportunistic approach that combines strategy and sector rotation (asset allocation). Strategy rotation refers to the shifting of investment among the multiple debt markets in which the Fund may invest. Sector rotation refers to the shifting of investments from one or more sectors (for example, high yield) into one or more other sectors (for example, emerging markets). For each strategy/sector, dedicated specialists provide security research and recommendations to the lead portfolio managers. Buy and sell decisions are based on fundamental, quantitative and technical analysis, including the expected potential to generate income. As part of its risk management strategy, the adviser typically will invest in multiple strategies/sectors, but, as part of the Fund’s opportunistic strategy, the adviser has flexibility to invest in a single or small number of strategies/sectors from time to time. Due to the Fund’s flexible asset allocation approach, the Fund’s risk exposure may vary and a risk associated with an individual strategy or type of investment may become more pronounced when the Fund utilizes a single strategy or type of investment or only a few strategies or types of investments. Generally, the adviser will sell a security when, based on fundamental, quantitative and technical analysis and the considerations described above, the adviser believes the issuer’s credit quality will deteriorate materially or when the adviser believes that there is better relative value available in the market in securities of comparable quality.
Credit Quality. The Fund may invest in investment grade securities or the unrated equivalent and below investment grade securities (also known as junk bonds). Investment grade securities carry a minimum rating of Baa3, BBB–, or BBB– by at least one of Moody’s Investors Service Inc. (Moody’s), Standard & Poor’s Corporation (S&P), or Fitch Ratings (Fitch), respectively, or the equivalent by another nationally recognized statistical rating organization (NRSRO), or are unrated but deemed by the adviser to be of comparable quality. A “junk bond” is a debt security that is rated below investment grade. Junk bonds also include unrated securities that the adviser believes to be of comparable quality to debt securities that are rated below investment grade. Junk bonds are also called “high yield bonds” and “non-investment grade bonds.” These securities generally are rated in the fifth or lower rating categories (for example, BB+ or lower by S&P and Ba1 or lower by Moody’s). These securities generally offer a higher yield than investment grade securities, but involve a high degree of risk. A security’s quality is determined at the time of purchase and securities that are rated investment grade or the unrated equivalent may be downgraded or decline in credit quality such that subsequently they would be deemed to be below investment grade. The adviser will consider such an event in determining whether the Fund should continue to hold such a security.
Additional Investment Strategies
Although the Fund predominantly invests in debt securities and income producing securities, it may also invest in common stock from time to time. In addition, the Fund may acquire and hold such securities (or rights to acquire such securities) in connection with an amendment, waiver, conversion or exchange of fixed income securities, in connection with the bankruptcy or workout of distressed fixed income securities, or upon the exercise of a right or warrant obtained on account of a fixed income security.

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The Fund may also originate loans, in which the Fund may lend money directly to an obligor by investing in limited liability companies that make loans directly to obligors.
Inflation Managed Bond Fund
The Fund is designed to protect the total return generated by its core fixed income holdings from inflation risk. As used in the Fund’s goal, “total return” includes income and capital appreciation. The Fund is not able to and does not seek to achieve its objective primarily through investments in inflation-protected fixed income securities. Instead, because of the limited supply of certain inflation-protected fixed income securities, the Fund synthetically creates inflation protection by investing in a combination of conventional (i.e., non-inflation-protected) fixed income securities and CPI-U swaps. The swaps are structured so that one counterparty agrees to pay the cumulative percentage change in the CPI-U over the duration of the swap. The other counterparty (the Fund) pays a compounded fixed rate (zero-coupon inflation-swap rate), which is based on the “breakeven inflation rate,” calculated as the yield difference between a nominal U.S. Treasury security and a TIPS of equal maturity. This strategy is intended to create the equivalent of a portfolio of inflation-protected securities.
Secondarily, the Fund may purchase other investments including inflation-protected fixed income securities such as TIPS.
Under normal circumstances, the Fund will invest at least 80% of its Assets in bonds. The Fund will provide shareholders at least 60 days prior notice of any change in this policy. “Assets” means net assets plus the amount of borrowings for investment purposes. A “bond” is a debt security with a maturity of 90 days or more at the time of its issuance. Bonds may be issued or guaranteed by the U.S. government or its agencies and instrumentalities, a domestic or a foreign corporation or a municipality. Bonds also include securities issued or guaranteed by a foreign government or its agencies and instrumentalities, securities issued by or guaranteed by domestic and supranational banks, mortgage-related and mortgage-backed securities, including principal-only and interest-only stripped mortgage-backed securities and collateralized mortgage obligations, asset-backed securities, convertible bonds, stripped government securities and zero-coupon obligations.
Limited Duration Bond Fund
The Fund mainly invests in mortgage-backed securities, asset-backed securities, mortgage-related securities, adjustable rate mortgages, money market instruments, and structured investments. These investments may be structured as collateralized mortgage obligations (agency and non-agency), stripped mortgage-backed securities, commercial mortgage-backed securities, and mortgage pass-through securities. These securities may be structured such that payments consist of interest-only (IO), principal-only (PO) or principal and interest.
Under normal circumstances, the Fund will invest at least 80% of its Assets in bonds. “Assets” means net assets plus the amount of borrowings for investment purposes. The Fund will provide shareholders with at least 60 days notice of a change in the policy to invest at least 80% of its Assets in bonds. For purposes of the Fund’s policy to invest 80% of its assets in bonds under normal circumstances, a “bond” is a debt security with a maturity of 90 days or more at the time of its issuance. Some examples of bonds include securities issued or guaranteed by the U.S. government or its agencies and instrumentalities, a domestic or a foreign corporation or a municipality, securities issued or guaranteed by a foreign government or its agencies and instrumentalities, securities issued or guaranteed by domestic and supranational banks, mortgage-related and mortgage-backed securities, including principal-only and interest-only stripped mortgage-backed securities, collateralized mortgage obligations, asset-backed securities, convertible bonds, stripped government securities and zero-coupon obligations.
The Fund seeks to maintain a duration of three years or less, although, under certain market conditions, such as in periods of significant volatility in interest rates and spreads, the Fund’s duration may be longer than three years. Duration is a measure of the price sensitivity of a debt security or a portfolio of debt securities to relative changes in interest rates. For instance, a “duration of three years” means that a security’s or portfolio’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in yield curve). Information concerning the Fund’s duration can be found at www.jpmorganfunds.com.
The Fund invests in fixed and floating rate debt securities representing an interest in or secured by residential mortgage loans. These securities often are issued or guaranteed by the U.S. government, its agencies or instrumentalities such as Ginnie Mae, Fannie Mae or Freddie Mac. However, the Fund may also purchase mortgage-backed securities and asset-backed securities that are issued by non-governmental entities. Such securities may or may not have private insurer guarantees of timely payments.
Securities purchased by the Fund will be rated investment grade (or the unrated equivalent) at the time of purchase. In addition, all securities will be U.S. dollar-denominated although they may be issued by a foreign corporation, a U.S. affiliate of a foreign corporation or a foreign government or its agencies and instrumentalities. The Fund may invest a significant portion or all of its assets in mortgage-related and mortgage-backed securities at the adviser’s discretion. The Fund may invest up to 25% of its assets in “sub-prime” mortgage-related securities at the time of purchase.
The Fund has flexibility to invest in derivatives and may use such instruments to manage duration, sector and yield curve exposure, credit and spread volatility and to respond to volatile market conditions. Derivatives, which are instruments which have a value based on another instrument, exchange rate or
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index, may also be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, and swaps in connection with its principal strategies in order to hedge various investments, for risk management purposes and/or to increase income or gain to the Fund.
Mortgage-Backed Securities Fund
For purposes of the fundamental policy that at least 65% of the Fund’s total assets will consist of bonds, a “bond” is a debt security with a maturity of 90 days or more at the time of its issuance issued or guaranteed by the U.S. government or its agencies and instrumentalities, a domestic or a foreign corporation or a municipality, securities issued or guaranteed by a foreign government or its agencies and instrumentalities, securities issued or guaranteed by domestic and supranational banks, mortgage-related and mortgage-backed securities, asset-backed securities, convertible bonds, stripped government securities and zero-coupon obligations.
The Fund may invest a significant portion or all of its assets in mortgage-backed securities in the adviser’s discretion. The Fund expects to invest no more than 10% of its assets in “sub-prime” mortgage-related securities at the time of purchase. All securities will be U.S. dollar-denominated although they may be issued by a foreign corporation or a U.S. affiliate of a foreign corporation or a foreign government or its agencies and instrumentalities.
The Fund also may invest in other types of non-mortgage related debt securities, including U.S. government securities, asset-backed securities, taxable or tax-exempt municipal securities and corporate debt securities.
The Fund’s average weighted maturity will normally range between two and ten years. The Fund may have a longer or shorter average weighted maturity under certain market conditions and the Fund may shorten or lengthen its average weighted maturity if deemed appropriate for temporary defensive purposes. Because of the Fund’s holdings in asset-backed, mortgage-backed and similar securities, the Fund’s average weighted maturity is equivalent to the average weighted maturity of the cash flows in the securities held by the Fund given certain prepayment assumptions (also known as weighted average life).
The Fund may engage in securities lending. The use of securities lending is not a principal strategy of the Fund.
The Fund may invest in loan participations and assignments (Loans) although the Fund does not currently use Loans as part of its principal investment strategy.
The Fund has flexibility to invest in derivatives and may use such instruments to manage duration, sector and yield curve exposure, credit and spread volatility and to respond to volatile market conditions. Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may also be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, and swaps from time to time to hedge various investments, for risk management purposes and/or to increase income or gain to the Fund although the use of such derivatives is not a principal strategy of the Fund.
Short Duration Bond Fund
As part of its main investment strategy, the Fund may principally invest in U.S. treasury obligations, U.S. government agency securities, corporate bonds, asset-backed securities, mortgage-backed securities, mortgage-related securities and structured instruments. These investments may be structured as collateralized mortgage obligations (agency and non-agency), commercial mortgage-backed securities and mortgage pass-through securities. U.S. government agency securities may be issued or guaranteed by Ginnie Mae, Fannie Mae or Freddie Mac.
Under normal circumstances, the Fund invests at least 80% of its Assets in bonds. The Fund will provide shareholders at least 60 days prior notice of any change of this policy. For purposes of the Fund’s policy to invest 80% of its Assets in bonds under normal circumstances, a “bond” is a debt security with a maturity of 90 days or more at the time of its issuance. Some examples of bonds include securities issued or guaranteed by the U.S. government or its agencies and instrumentalities, a domestic or a foreign corporation or a municipality, securities issued or guaranteed by a foreign government or its agencies and instrumentalities, securities issued or guaranteed by domestic and supranational banks, mortgage-related and mortgage-backed securities, including principal-only and interest-only stripped mortgage-backed securities, collateralized mortgage obligations, asset-backed securities, convertible bonds, stripped government securities and zero-coupon obligations.
The Fund seeks to maintain a duration of three years or less, although under certain market conditions such as in periods of significant volatility in interest rates and spreads, the Fund’s duration may be longer than three years. Duration is a measure of price sensitivity of a debt security or a portfolio of debt securities to relative changes in interest rates. For instance, a duration of “three” means that a security’s or portfolio’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in yield curve). Consistent with the Fund’s short duration strategy, the Fund’s effective average weighted maturity ordinarily will be three years or less taking into account expected amortization and prepayment of principal on certain investments.
Up to 20% of the Fund’s net assets may be invested in preferred stock.
The Fund may invest in bonds and other debt securities that are rated in the lowest investment grade category.
The Fund may engage in securities lending. The use of securities lending is not a principal strategy of the Fund.

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The Fund may invest in loan participations and assignments (Loans) although the Fund does not currently use Loans as part of its principal investment strategy.
The Fund has flexibility to invest in derivatives and may use such instruments to manage duration, sector and yield curve exposure, credit and spread volatility and to respond to volatile market conditions. Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may also be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, and swaps from time to time to hedge various investments, for risk management purposes and/or to increase income or gain to the Fund, although the use of such derivatives is not a principal strategy of the Fund.
Short Duration Core Plus Fund
Consistent with the Fund’s dual objective of seeking total return and preservation of capital, the Fund uses a multi-sector strategy in order to create a diversified portfolio that generates total return while managing risk. The Fund principally invests in traditional fixed income sectors (for example, investment grade corporate bonds), while also having the flexibility to allocate its assets to extended sectors such as below investment grade securities (also known as high yield or junk bonds) and foreign and emerging markets debt. The Fund may invest in corporate bonds, U.S. treasury obligations and other U.S. government and agency securities, asset-backed, mortgage-related and mortgage-backed securities, mortgage TBAs, private placements, restricted securities and other unregistered securities, and variable and floating rate instruments. Under normal conditions, at least 65% of the Fund’s net assets must be invested in securities that, at the time of purchase, are rated investment grade by a NRSRO or in securities that are unrated but deemed by the adviser to be of comparable quality. The Fund will not invest more than 35% of its net assets in below investment grade securities (or the unrated equivalent) under normal conditions. Up to 35% of the Fund’s net assets may be invested in foreign securities including sovereign and agency debt.
The Fund seeks to maintain a duration of three years or less, although under certain market conditions such as in periods of significant volatility in interest rates and spreads, the Fund’s duration may be longer than three years. Duration is a measure of price sensitivity of a debt security or a portfolio of debt securities to relative changes in interest rates. For instance, a duration of “three years” means that a security’s or portfolio’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in yield curve).
The Fund may invest across the full range of market sectors. As of the date of this prospectus, ranges for certain broad market sectors are as follows. The Fund may change these ranges if the adviser determines in its discretion that the market environment has significantly changed.
Market Sector	Min	Max
U.S Treasury & Agency	10%	50%
U.S. Agency Residential Mortgage-Backed Securities	10%	30%
Asset-Backed Securities	0%	20%
Commercial Mortgage-Backed Securities	0%	20%
Investment grade Corporate Debt Securities	20%	50%
High Yield Corporate Debt	0%	20%
Emerging Markets Debt	0%	15%
The adviser will invest across the credit spectrum to provide the Fund exposure to various credit rating categories. Under normal conditions, at least 65% of the Fund’s net assets must be invested in securities that, at the time of purchase, are rated investment grade by a NRSRO or in securities that are unrated but are deemed by the adviser to be of comparable quality. The balance of the Fund’s assets are not required to meet any minimum quality rating although the Fund will not, under normal conditions, invest more than 35% of its net assets in below investment grade securities (or the unrated equivalent). Such securities may include so called “distressed debt”. Distressed debt includes securities of issuers experiencing financial or operating difficulties, securities where the issuer has defaulted in the payment of interest or principal or in the performance of its covenants or agreements, securities of issuers that may be involved in bankruptcy proceedings, reorganizations or financial restructurings or securities of issuers operating in troubled industries.
Up to 35% of the Fund’s net assets may be invested in foreign securities. Foreign securities include securities issued by foreign governments and their agencies and instrumentalities and companies that are incorporated outside the United States, including securities from issuers in countries whose economies are less developed (emerging markets). Emerging markets currently include most countries in the world except Australia, Canada, Japan, New Zealand, the United States, the United Kingdom, and most western European countries. Securities and instruments tied economically to an emerging market include: (i) securities of issuers that are organized under the laws of an emerging markets country or that maintain principal place of business in an emerging markets country; (ii) securities that are traded principally in an emerging markets country; (iii) securities of issuers that, during the issuer’s most recent fiscal year, derived at least 50% of their revenues or profits from goods produced or sold, investments made, or services performed in an emerging markets country; or (iv) securities or other instruments that expose the Fund to the economic fortunes and risks of one or more emerging market countries. The Fund’s investments may include securities denominated in foreign currencies. Currently, the Fund anticipates at least 85% of the Fund’s net assets will be denominated in U.S. dollars or hedged back to U.S. dollars. However, from time to time, the Fund may have greater exposure to non-U.S. dollar investments to take advantage of market conditions.
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The Fund may invest a significant portion of its assets in mortgage-related and mortgage-backed securities at the adviser’s discretion. Mortgage-related and mortgage-backed securities may be structured as collateralized mortgage obligations (agency and non-agency), stripped mortgage-backed securities (interest-only or principal-only), commercial mortgage-backed securities, and mortgage pass-through securities. The Fund expects to invest no more than 25% of its assets in “subprime” mortgage-related securities at the time of purchase. The Fund may also enter into “dollar rolls” in which the Fund sells mortgage-backed securities and at the same time contracts to buy back very similar securities on a future date.
In addition to direct investments in securities, derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps and forward contracts as tools in the management of portfolio assets. The Fund may use derivatives to hedge various investments, for risk management and/or to increase income or gain to the Fund. In addition to the mortgage dollar rolls as described above, the Fund may utilize other relative value strategies involving credit derivatives on a single security or instrument or on indices of securities or instruments, combinations of derivatives, and combinations of derivatives and fixed income securities. The Fund may also utilize foreign currency derivatives such as currency forwards to hedge its non-dollar investments back to the U.S. dollar or use such derivatives to gain or adjust exposure to particular foreign securities, markets or currencies.
The adviser uses both a top down and bottom up research process as well as a combination of fundamental and quantitative inputs to allocate the Fund’s assets among a range of sectors. In buying and selling investments for the Fund, the adviser looks for market sectors and individual securities that it believes will perform well over time. The adviser selects individual securities after performing a risk/reward analysis to address the Fund’s dual objective of seeking total return and preservation of capital. Such analysis includes an evaluation of interest rate risk, credit risk, duration, liquidity, currency risk, legal provisions and the structure of the transaction. Generally, the adviser will sell a security when, based on fundamental credit analysis and the considerations described above, the adviser believes the issuer’s credit quality or the investment’s valuation will materially deteriorate or when the adviser believes that there is better relative value available in the market in other investments.
Additional Strategies
The Fund may utilize loan assignments and participations (Loans), debt securities of master limited partnerships (MLP), exchange-traded funds, inflation-linked and inflation-protected securities, inverse floaters, municipal securities, preferred shares, real estate investment trusts (REITs) repurchase agreements, structured investments, when-issued, delayed settlement and forward commitments, and zero-coupon, pay-in-kind securities and deferred payment securities as additional strategies. ETFs that are used in lieu of securities for the market sectors identified in the Market Sector Table are included in the ranges in the Market Sector table. ETFs are pooled investment vehicles whose ownership interests are purchased and sold on a securities exchange. ETFs may be passively or actively managed. Passively managed ETFs generally seek to track the performance of a particular market index, including broad-based market indexes, as well as indexes relating to particular sectors, markets, regions or industries. Actively managed ETFs do not seek to track the performance of a particular market index.
Credit Quality
The Fund may invest in investment grade securities or the unrated equivalent as well as in below investment grade securities (also known as junk bonds). Investment grade securities are rated investment grade (Baa3, BBB-, or BBB- or higher) by the following NRSROs, Moody’s Investors Service Inc. (Moody’s), Standard & Poor’s Corporation (S&P) or Fitch Ratings (Fitch) or unrated but deemed by the adviser to be of comparable quality. If three of the NRSROs rate the security, the middle rating is used to determine whether the security is investment grade. If only two of the three NRSROs rate the security, the lower rating is used to determine whether the security is investment grade. If only one of the three NRSROs rates a security, the security will be deemed to be investment grade if rated as investment grade by the NRSRO. If a security is unrated, the adviser must determine that it is of comparable quality to an investment grade security in order for such security to be treated as investment grade. A “junk bond” is a debt security that does not meet the criteria specified above for investment grade securities and is rated below investment grade. Junk bonds also include unrated securities that the adviser believes to be of comparable quality to debt securities that are rated below investment grade. Junk bonds are also called “high yield bonds” and “non-investment grade bonds.” These securities generally are rated in the fifth or lower rating categories (for example, BB or lower by S&P and Ba or lower by Moody’s). These securities generally offer a higher yield than investment grade securities, but involve a high degree of risk. A security’s quality is determined at the time of purchase and securities that are rated investment grade or the unrated equivalent may be downgraded or decline in credit quality such that subsequently they would be deemed to be below investment grade. The adviser will consider such an event in determining whether a Fund should continue to hold the security.
The Fund may invest in “sub-prime” mortgage-related securities. “Sub-prime” loans, which have higher interest rates, are made to borrowers with low credit ratings or other factors that increase the risk for default. In general, these borrowers have impaired or limited credit history. Sub-prime mortgage-related securities may be considered to be investment grade if rated by a NRSRO or deemed to be of equivalent quality to investment grade securities by the adviser.

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Strategic Income Opportunities Fund
The Fund may invest up to 100% of its total assets in securities that are rated below investment grade (junk bonds). Securities rated below investment grade may include so called “distressed debt”. Distressed debt includes securities of issuers experiencing financial or operating difficulties, securities where the issuer has defaulted in the payment of interest or principal or in the performance of its covenants or agreements, securities of issuers that may be involved in bankruptcy proceedings, reorganizations or financial restructurings or securities of issuers operating in troubled industries. Although the Fund may invest up to 100% of its total assets in junk bonds if deemed advantageous by the adviser given current market conditions at the time of investment, the Fund will generally invest at least 25% of the Fund’s total assets in securities that, at the time of purchase, are rated investment grade or better or the unrated equivalent.
The Fund may hedge its non-dollar investments back to the U.S. dollar through the use of derivatives including forward foreign currency contracts, but may not always do so. In addition to hedging non-dollar investments, the Fund may also use such derivatives to increase income and gain to the Fund and/or as part of its risk management process by establishing or adjusting exposure to particular foreign securities, markets or currencies.
The Fund may invest in mortgage-related securities issued by governmental entities, certain issuers identified with the U.S. government and private issuers. These may include investments in collateralized mortgage obligations and principal-only and interest-only stripped mortgage-backed securities. The Fund may also invest in asset-backed securities, structured investments, credit risk transfer securities and credit-linked note issued by government-related organizations.
The Fund may invest in a broad variety of securities issued by the U.S. government and its agencies and instrumentalities including U.S. Treasury securities, treasury receipts and obligations and securities issued or guaranteed by Ginnie Mae, Fannie Mae and Freddie Mac.
The Fund may invest in mortgage pass-through securities eligible to be sold in the “to-be-announced” or TBA market (Mortgage TBAs). Mortgage TBAs provide for the forward or delayed delivery of the underlying instrument with settlement up to 180 days. The term TBA comes from the fact that the actual mortgage-backed security that will be delivered to fulfill a TBA trade is not designated at the time the trade is made, but rather is announced 48 hours before the settlement date.
The Fund may sell mortgage TBAs short as part of its principal investment strategy which does not involve borrowing a security. The Fund also may engage in short selling in which it must borrow a security it wants to sell short. This second type of short selling is not currently a principal investment strategy of the Fund.
The Fund may enter into dollar rolls, in which the Fund sells mortgage-backed securities including mortgage TBAs and at the same time contracts to buy back very similar securities on a future date.
The Fund may invest in Loans and Unfunded Commitments. Loans will typically consist of senior floating rate loans (Senior Loans), but may also include secured and unsecured loans, second lien loans or more junior (Junior Loans) and bridge loans. Loans may be issued by obligors in the U.S. or in foreign or emerging markets. When the Fund acquires a loan assignment, the Fund typically will have a direct contractual relationship with the obligor; provided, however, the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. The Fund may also originate loans, in which the Fund would lend money directly to an obligor by investing in limited liability companies or corporations that make loans directly to obligors. As of the date of this prospectus, originating loans is not a principal investment strategy of the Fund.
The Fund may invest in ETFs in order to gain exposure to particular foreign markets or asset classes. ETFs, which are pooled investment vehicles whose ownership interests are purchased and sold on a securities exchange, may be passively or actively managed. Passively managed ETFs generally seek to track the performance of a particular market index, including broad-based market indexes, as well as indexes relating to particular sectors, markets, regions or industries. Actively managed ETFs do not seek to track the performance of a particular market index. Ordinarily, a Fund must limit its investments in a single non-affiliated ETF to 5% of its total assets and in all non-affiliated ETFs to 10% of its total assets. The Securities and Exchange Commission has issued exemptive orders to many ETFs that allow any fund investing in such ETFs to disregard these 5% and 10% limitations, subject to certain conditions. If a Fund invests in ETFs that have received such exemptive orders, it may invest any amount of its total assets in a single ETF or in multiple ETFs. ETFs that are not structured as investment companies as defined in the Investment Company Act of 1940 are not subject to these percentage limitations. The price movement of an index-based ETF may not track the underlying index and may result in a loss. In addition, ETFs may trade at a price above (premium) or below (discount) their net asset value, especially during periods of significant market volatility or stress, causing investors to pay significantly more or less than the value of the ETF’s underlying portfolio.
The Fund may invest in common shares or preferred shares of unaffiliated closed-end funds, including business development companies (BDCs). The Fund will limit its investments in a single closed-end fund, including BDCs, to 5% of its total assets and in all registered investment companies, including closed-end funds (other than money market funds), to 10% of its total assets. The use of BDCs is not considered to be a principal investment strategy of the Fund.
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Additional Investment Strategies
In addition to the investment strategies discussed above, the Fund may use CPI-U swaps to hedge inflation risk associated with certain debt securities held by the Fund. The Fund may invest in debt instruments or equity securities structured as event-driven, event-linked or insurance-linked notes or catastrophe bonds (collectively, “catastrophe bonds”) and related instruments such as insurance side cards (collectively with catastrophe bonds “Insurance-Linked Securities”). The use of these investments are not principal investment strategies of the Fund.
The Fund may also invest in pooled investment vehicles including ETFs that are not registered investment companies or commodity pools.
Total Return Fund
The Fund has wide latitude to invest in all types of debt securities that the adviser believes have the potential to provide a high total return over time. As part of its principal investment strategy, the Fund may invest in corporate bonds, U.S. treasury obligations and other U.S. government and agency securities, asset-backed, mortgage-related and mortgage-backed securities and structured investments. Mortgage-related and mortgage-backed securities may be structured as adjustable rate mortgage loans, collateralized mortgage obligations (agency and non-agency), stripped mortgage-backed securities (interest-only or principal-only), commercial mortgage-backed securities, and mortgage pass-through securities including mortgage TBAs. These securities may be of any maturity.
Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund uses derivatives structured as futures, options, swaps and price locks to help manage duration, sector and yield curve exposure and credit and spread volatility. Duration is a measure of the price sensitivity of a debt security or a portfolio of debt securities to relative changes in interest rates. For instance, a duration of three years means that a security’s or portfolio’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in yield curve), Swaps may be structured as credit default swaps (CDSs) on individual securities, a basket or index of securities, interest rate swaps, total return swaps and price lock swaps. The Fund uses CDSs to initiate long exposures (overweights) in areas of the market that the adviser believes are attractively valued and short positions (underweights) in areas that the adviser believes are not attractive from a valuation perspective. In certain market environments, the Fund may use interest rate swaps and futures contracts to help protect its portfolio from interest rate risk. The Fund may also utilize foreign currency transactions including currency options and forward foreign currency contracts to hedge non-dollar investments or to establish or adjust exposure to particular foreign securities, markets or currencies.
Up to 35% of the Fund’s total assets may be invested in foreign securities, including emerging markets debt securities. Up to 25% of the Fund’s total assets may be invested in non-dollar denominated securities. Such investments may be issued or guaranteed by a wide variety of entities including governments and their agencies and instrumentalities, corporations, financial institutions and supranational organizations.
Under normal circumstances, 65% of the Fund’s net assets will be invested in securities that, at the time of purchase, are rated investment grade (or the unrated equivalent). Up to 35% of the Fund’s net assets may be invested in securities rated below investment grade (junk bonds) including so called “distressed debt”. Distressed debt includes securities of issuers experiencing financial or operating difficulties, securities where the issuer has defaulted in the payment of interest or principal or in the performance of its covenants or agreements, securities of issuers that may be involved in bankruptcy proceedings, reorganizations or financial restructurings or securities of issuers operating in troubled industries. The Fund may also invest in securities that are unrated but are deemed by the adviser to be of comparable quality. The Fund may also invest in securities that are unrated but are deemed by the adviser to be of comparable quality.
The Fund may invest in mortgage-related securities issued by governmental entities, certain issuers identified with the U.S. government and private issuers. These may include investments in adjustable rate mortgage loans, collateralized mortgage obligations and principal-only and interest-only stripped mortgage-backed securities. The Fund may invest in mortgage-related securities issued by governmental entities, certain issuers identified with the U.S. government and private issuers.
The Fund may invest in securities issued by the U.S. government and its agencies and instrumentalities including U.S. Treasury securities, treasury receipts and obligations and securities issued or guaranteed by Ginnie Mae, Fannie Mae or Freddie Mac. The Fund may also invest in inflation-linked debt securities of varying maturities issued by the U.S. government, its agencies and instrumentalities such as TIPS or issued by other entities such as corporations, foreign governments and other foreign issuers.
The Fund may invest in Loans and Unfunded Commitments. Loans will typically consist of senior floating rate loans, but may also include secured and unsecured loans, second lien loans or more junior and bridge loans. Loans may be issued by obligors in the U.S. or in foreign or emerging markets. When the Fund acquires a loan assignment, the Fund typically will have a direct contractual relationship with the obligor; provided, however, the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent.
The Fund may invest any portion of its total assets in cash and cash equivalents. See “Temporary Defensive and Cash Positions” for a definition of “Cash Equivalents.”

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The Fund may invest in mortgage pass-through securities eligible to be sold in the “to-be-announced” or TBA market (Mortgage TBAs). Mortgage TBAs provide for the forward or delayed delivery of the underlying instrument with settlement up to 180 days. The term TBA comes from the fact that the actual mortgage-backed security that will be delivered to fulfill a TBA trade is not designated at the time the trade is made, but rather is announced 48 hours before the settlement date.
The Fund may sell mortgage TBAs short as part of its principal investment strategy which does not involve borrowing a security. The Fund may also engage in short selling in which it must borrow a security it wants to sell short. This second type of short selling is not currently a principal investment strategy of the Fund.
Additional Investment Strategies
The Fund may invest in common shares or preferred shares of unaffiliated closed-end funds, including BDCs. The Fund will limit its investments in a single closed-end fund, including BDCs, to 5% of its total assets and in all registered investment companies, including closed-end funds (other than money market funds), to 10% of its total assets.
The Fund may invest in ETFs in order to gain exposure to particular foreign markets or asset classes. ETFs, which are pooled investment vehicles whose ownership interests are purchased and sold on a securities exchange, may be passively or actively managed. Passively managed ETFs generally seek to track the performance of a particular market index, including broad-based market indexes, as well as indexes relating to particular sectors, markets, regions or industries. Actively managed ETFs do not seek to track the performance of a particular market index. Ordinarily, a Fund must limit its investments in a single non-affiliated ETF to 5% of its total assets and in all non-affiliated ETFs to 10% of its total assets. The Securities and Exchange Commission has issued exemptive orders to many ETFs that allow any fund investing in such ETFs to disregard these 5% and 10% limitations, subject to certain conditions. If a Fund invests in ETFs that have received such exemptive orders, it may invest any amount of its total assets in a single ETF or in multiple ETFs. ETFs that are not structured as investment companies as defined in the Investment Company Act of 1940 are not subject to these percentage limitations. The Fund may also invest in pooled investment vehicles including ETFs that are not registered investment companies or commodity pools. The price movement of an index-based ETF may not track the underlying index and may result in a loss. In addition, ETFs may trade at a price above (premium) or below (discount) their net asset value, especially during periods of significant market volatility or stress, causing investors to pay significantly more or less than the value of the ETF’s underlying portfolio.
The Fund also may use CPI-U swaps to hedge inflation risk associated with certain debt securities held by the Fund. The Fund may invest in debt instruments or equity securities structured as event-driven, event-linked or insurance-linked notes or catastrophe bonds (collectively, “catastrophe bonds”) and related instruments such as insurance side cards (collectively with catastrophe bonds “Insurance-Linked Securities”).
The Fund may also invest in equity securities. The use of equity securities is not a principal strategy of the Fund. The strategies described in this section are not principal investment strategies of the Fund.
Unconstrained Debt Fund
The Fund seeks to achieve its investment objective by investing opportunistically across different markets and sectors, based on the portfolio management team’s view of the markets and sectors. The Fund’s approach is flexible and it is not managed to or constrained by a benchmark. This allows the Fund to shift its allocations based on changing market conditions which may result in investing in a few or multiple markets and sectors. Total return in the Fund’s objective includes both current income and capital appreciation.
Under normal circumstances, the Fund invests at least 80% of its Assets in debt investments. Debt investments include loan assignments and participations (Loans), commitments to purchase Loans, convertible securities, bonds, and all other types of debt securities and debt instruments. Debt investments also include money market investment companies. “Assets” means net assets plus the amount of borrowings for investment purposes. The Fund will provide shareholders at least 60 days notice of a change in the policy to invest at least 80% of its Assets in debt investments.
The Fund may invest in loan assignments and participations (Loans), and commitments to purchase loan assignments (Unfunded Commitments). Loans will typically consist of senior floating rate loans (Senior Loans), but may also include secured and unsecured loans, second lien loans or more junior (Junior Loans) and bridge loans. Loans may be issued by obligors in the U.S. or in foreign or emerging markets. When the Fund acquires a loan assignment, the Fund typically will have a direct contractual relationship with the obligor; provided, however, the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent.
As part of its principal investment strategy, the Fund may invest in fixed and floating rate debt securities issued in both U.S. and foreign markets including emerging markets.
Emerging markets currently includes most countries in the world except Australia, Canada, Japan, New Zealand, the U.S., the United Kingdom and most western European countries. A security will deemed to be an emerging markets security if: (1) the issuer is organized under the laws of, or has a principal place of business in an emerging market; or (2) the principal listing of the issuer’s securities is in a market that is in an emerging market; or (3) the issuer derives at least 50% of its total revenues or profits from goods that are produced or sold,
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investments made, or services performed in an emerging market; or (4) the issuer has at least 50% of its assets located in an emerging market.
The Fund may invest in preferred shares and convertible securities as part of its principal investment strategies. Although not part of its principal investment strategy, the Fund may acquire common stock directly or in connection with the conversion of convertible securities or in connection with the reorganization and restructuring of an issuer. Ordinarily, the Fund will invest no more than 25% of its total assets in preferred shares, common stock, and convertible securities.
The Fund may sell mortgage TBAs short as part of its principal investment strategy which does not involve borrowing a security. The Fund may also engage in short selling in which it must borrow a security it wants to sell short. This second type of short selling is not currently a principal investment strategy of the Fund.
Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may also be used as substitutes for securities in which the Fund can invest. The Fund may use fixed income, currency and credit derivatives. Such derivatives may include futures contracts, options, swaps including credit default swaps, and forward contracts. The Fund may hedge its non-dollar investments back to the U.S. dollar through the use of derivatives including forward foreign currency contracts and other foreign currency transactions, but may not always do so. In addition to hedging non-dollar investments, the Fund may also use such derivatives for other hedging purposes (e.g., decreasing exposure to certain securities), to increase income and gain to the Fund and/or as part of its risk management process by establishing or adjusting exposure to particular foreign securities, markets or currencies.
The Fund may invest in ETFs in order to gain exposure to particular markets including foreign and emerging markets or asset classes. ETFs, which are pooled investment vehicles whose ownership interests are purchased and sold on a securities exchange, may be passively or actively managed. Passively managed ETFs generally seek to track the performance of a particular market index, including broad-based market indexes, as well as indexes relating to particular sectors, markets, regions or industries. Actively managed ETFs do not seek to track the performance of a particular market index. Ordinarily, a Fund must limit its investments in a single non-affiliated ETF to 5% of its total assets and in all non-affiliated ETFs to 10% of its total assets. The Securities and Exchange Commission has issued exemptive orders to many ETFs that allow any fund investing in such ETFs to disregard these 5% and 10% limitations, subject to certain conditions. If a Fund invests in ETFs that have received such exemptive orders, it may invest any amount of its total assets in a single ETF or in multiple ETFs. ETFs that are not structured as investment companies as defined in the Investment Company Act of 1940 are not subject to these percentage limitations. The price movement of an index-based ETF may not track the underlying index and may result in a loss. In addition, ETFs may trade at a price above (premium) or below (discount) their net asset value, especially during periods of significant market volatility or stress, causing investors to pay significantly more or less than the value of the ETF’s underlying portfolio. Investments in ETFs are not a principal investment strategy of the Fund.
Below investment grade securities may include so-called “distressed debt.” Distressed debt includes securities of issuers experiencing financial or operating difficulties, securities where the issuer has defaulted in the payment of interest or principal or in the performance of its covenants or agreements, securities of issuers that may be involved in bankruptcy proceedings, reorganizations or financial restructuring or securities of issuer’s operating in troubled industries. Investment in distressed debt is not a principal investment strategy of the Fund.
In addition to the investment strategies discussed above, the Fund may use CPI-U swaps to hedge inflation risk associated with certain debt securities held by the Fund. The use of CPI-U swaps is not a principal investment strategy of the Fund.
The Fund may also originate loans, in which the Fund may lend money directly to an obligor by investing in limited liability companies that make loans directly to obligors. The use of loan originations is not a principal investment strategy of the Fund.
Please note that the Funds also may use strategies that are not described in this section, but which are described in the “Investment Practices” section later in the prospectus and in the Statement of Additional Information.
FUNDAMENTAL POLICIES
A Fund’s investment strategy may involve “fundamental policies.” A policy is fundamental if it cannot be changed without the consent of a majority of the outstanding shares of the Fund. The investment objectives for the Limited Duration Bond Fund, Short Duration Bond Fund, Core Bond Fund, Core Plus Bond Fund, Mortgage-Backed Securities Fund, Government Bond Fund and High Yield Fund are fundamental. The investment objectives for the remaining Funds can be changed without the consent of a majority of the outstanding shares of that Fund. Any other fundamental policies are specifically identified as such in the prospectus and the Statement of Additional Information.
Investment Risks
There can be no assurance that the Funds will achieve their investment objectives.
The main risks associated with investing in the Funds are summarized in “Risk/Return Summaries” at the front of this prospectus. More detailed descriptions of the main risks and additional risks of the Funds are described below.

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The following risks are principal risks of each Fund that utilizes the types of investments and/or strategies to which such risks relate as a principal investment strategy or except as otherwise indicated. The principal investment strategies of each Fund are identified in the Risk/Return Summary.
The frequency with which a Fund buys and sells securities will vary from year to year, depending on market conditions.

An investment in a Fund or any other fund may not provide a complete investment program. The suitability of an investment in a Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if a Fund is suitable for you.
MAIN RISKS
General Market Risk. Economies and financial markets through the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Funds’ portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, terrorism, regulatory events and government controls.
Interest Rate Risk. Some of the Funds invest in debt securities that increase or decrease in value based on changes in interest rates. If rates increase, the value of these investments generally declines. On the other hand, if rates fall, the value of these investments generally increases. Your investment will decline in value if the value of these investments decreases. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. Usually, the changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment. The Funds may invest in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly or as much as general interest rates. Many factors can cause interest rates to rise. Some examples include central bank monetary policy, rising inflation rates and general economic conditions. Given that the Federal Reserve has begun to raise interest rates, the Funds may face a heightened level of interest rate risk.
Credit Risk. There is a risk that issuers and/or counterparties will not make payments on securities, repurchase agreements or other investments held by a Fund. Such defaults could result in losses to a Fund. In addition, the credit quality of securities held by a Fund may be lowered if an issuer’s or counterparty’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of a Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security. The Funds, except the Government Bond Fund, may invest in securities that are rated in the lowest investment grade category. Such securities also are considered to have speculative characteristics similar to high yield securities, and issuers or counterparties of such securities are more vulnerable to changes in economic conditions than issuers or counterparties of higher grade securities. Prices of the Funds’ investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Funds’ securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
Asset-Backed, Mortgage-Related and Mortgage-Backed Securities Risk. Asset-backed, mortgage-related and mortgage-backed securities are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Additionally, during such periods and also under normal conditions, these securities are also subject to prepayment and call risk. Gains and losses associated with prepayments will increase or decrease a fund’s yield and the income available for distribution by a Fund. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In periods of declining interest rates, a Fund may be subject to extension risk, and may receive principal later than expected. In periods of rising interest rates, a Fund may exhibit additional volatility. Some of these securities may receive little or no collateral protection from the underlying assets and are thus subject to the risk of default described under “Credit Risk”. The risk of such defaults is generally higher in the case of mortgage-backed investments that include so-called “sub-prime” mortgages, credit risk transfer securities and credit-linked notes issued by government-related organizations. The structure of some of these securities may be complex and there may be less available information than other types of debt securities.
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Certain Funds may invest in CMOs. CMOs are issued in multiple classes, and each class may have its own interest rate and/or final payment date. A class with an earlier final payment date may have certain preferences in receiving principal payments or earning interest. As a result, the value of some classes in which a Fund invests may be more volatile and may be subject to higher risk of non-payment.
Credit risk transfer securities and credit-linked notes are general obligations issued by a government-related organization or SPV, respectively, and are unguaranteed. Unlike mortgage-backed securities, investors in credit risk transfer securities and credit-linked notes issued by a government-related organization have no recourse to the underlying mortgage loans. In addition, some or all of the mortgage default risk associated with the underlying mortgage loans is transferred to the noteholder. There can be no assurance that losses will not occur on an investment. These investments are also subject to the risks described under “Prepayment Risk,” below.
The values of IO and PO mortgage-backed securities are more volatile than other types of mortgage-related securities. They are very sensitive not only to changes in interest rates, but also to the rate of prepayments. A rapid or unexpected increase in prepayments can significantly depress the price of interest-only securities, while a rapid or unexpected decrease could have the same effect on principal-only securities. In addition, because there may be a drop in trading volume, an inability to find a ready buyer, or the imposition of legal restrictions on the resale of securities, these instruments may be illiquid.
Prepayment Risk. The issuer of certain securities may repay principal in advance, especially when yields fall. Changes in the rate at which prepayments occur can affect the return on investment of these securities. When debt obligations are prepaid or when securities are called, a Fund may have to reinvest in securities with a lower yield. A Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher coupons, resulting in an unexpected capital loss.
Inverse Floater Risk. Inverse floaters and inverse IOs are debt securities structured with interest rates that reset in the opposite direction from the market rate to which the security is indexed. Generally, interest rates on these securities vary inversely with a short-term floating rate (which may be reset periodically). They are more volatile and more sensitive to interest rate changes than other types of debt securities. Interest rates on inverse floaters and inverse IOs will decrease when the rate to which they are indexed increases, and will increase when the rate to which they are indexed decreases. In response to changes in market interest rates or other market conditions, the value of an inverse floater or inverse IO may increase or decrease at a multiple of the increase or decrease in the value of the underlying securities. If interest rates move in a manner not anticipated by the adviser, a Fund could lose all or substantially all of its investment in inverse IOs.
Except for the Core Bond Fund and Mortgage-Backed Securities Fund, Inverse Floater Risk is not currently a main risk of the Funds.
Derivatives Risk. Certain Funds may use derivatives in connection with their investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed a Fund’s original investment. Derivatives are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives may not be successful, resulting in losses to a Fund, and the cost of such strategies may reduce a Fund’s returns. Derivatives expose a Fund to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligations, (and includes credit risk associated with the counterparty). Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, a Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk. In addition, a Fund may use derivatives for non-hedging purposes, which increases a Fund’s potential for loss.
Certain of a Fund’s transactions in futures, swaps, foreign currency derivatives and other derivatives could also affect the amount, timing and character of distributions to shareholders which may result in a Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns. Derivatives may not perform as expected, so a Fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. In addition, given their complexity, derivatives expose a Fund to risks of mispricing or improper valuations.
The possible lack of a liquid secondary market for derivatives and the resulting inability of a Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately.
Investing in derivatives and engaging in short sales will result in a form of leverage. Leverage involves special risks. A Fund may be more volatile than if the Fund had not been leveraged because leverage tends to exaggerate any effect of the value of the Fund’s portfolio securities. A Fund cannot assure you that the use of leverage will result in a higher return on your investment, and using leverage could result in a net loss on your investment. Registered investment companies such as the Funds are limited in their ability to engage in derivative transactions and are required to identify and earmark assets to provide asset coverage for derivative transactions.
In addition to the risks associated with derivatives in general, a Fund will also be subject to risks related to swap agreements. Because swap agreements are not exchange-traded, but are

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private contracts into which a Fund and a swap counterparty enter as principals, the Fund may experience a loss or delay in recovering assets if the counterparty defaults on its obligations. A Fund will segregate or earmark liquid assets at its custodian bank in an amount sufficient to cover its obligations under swap agreements.
Currently, Derivatives Risk is not a principal risk of the Short Duration Bond Fund, the Core Bond Fund, or the Mortgage-Backed Securities Fund.
WHAT IS A DERIVATIVE?
Derivatives are securities or contracts (for example, futures and options) that derive their value from the performance of underlying assets or securities.
Zero-Coupon, Pay-In-Kind and Deferred Payment Securities Risk. The market value of a zero-coupon, pay-in-kind or deferred payment security is generally more volatile than the market value of, and is more sensitive to changes in interest rates and credit quality than, other fixed income securities with similar maturities and credit quality that pay interest periodically. In addition, federal income tax law requires that the holder of a zero-coupon security accrue a portion of the discount at which the security was purchased as taxable income each year even though the holder receives no interest payments on the note during the year. A Fund must distribute substantially all of its net income (including non-cash income attributable to zero-coupon securities) to its shareholders each year to maintain its status as a regulated investment company and to eliminate tax at the Fund level. Accordingly, such accrued discount must be taken into account in determining the amount of taxable distributions to shareholders. A Fund may consequently have to dispose of portfolio securities under disadvantageous circumstances to generate cash to satisfy such distribution requirements. These actions may reduce the assets to which a Fund’s expenses could otherwise be allocated and may reduce a Fund’s rate of return.
In addition, (1) the higher yields and interest rates on certain pay-in-kind securities (PIK) reflect the payment deferral and increased credit risk associated with such instruments and such investments may represent a significantly higher credit risk than coupon loans; (2) PIK securities may have higher price volatility because their continuing accruals require continuing judgments about the collectability of the deferred payments and the value of any associated collateral; (3) PIK interest has the effect of generating investment income and (4) the deferral of PIK interest may also reduce the loan-to-value ratio at a compounding rate.
Currently, Zero-Coupon, Pay-in-Kind and Deferred Payment Securities risk is only a principal risk for Income Fund, Short Duration Core Plus Fund and Unconstrained Debt Fund.
Foreign Securities and Emerging Markets Risk. Certain Funds may invest in securities of foreign issuers denominated in non-U.S. currencies. An investment in a Fund is subject to special risks in addition to those of U.S. investments. These risks include political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment and less stringent investor protection and disclosure standards of some foreign markets, all of which could adversely affect the Fund’s investments in a foreign country. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of a Fund’s foreign holdings can be affected by currency exchange rates and exchange control regulations. In certain markets where securities and other instruments are not traded “delivery versus payment,” a Fund may not receive timely payment for securities or other instruments it has delivered or receive delivery of securities paid for and may be subject to increased risk that the counterparty will fail to make payments or delivery when due or default completely.
Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. The risks associated with foreign securities are magnified in countries in “emerging markets.” These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries and you may sustain sudden and sometimes substantial fluctuations in the value of your investments. A Fund’s investments in foreign and emerging market securities may also be subject to foreign withholding taxes and/or taxes, which would decrease the Fund’s yield on those securities.
Foreign Issuer Risk. Some of the Funds invest in U.S. dollar-denominated securities of foreign issuers or U.S. affiliates of for issuers. Although, these securities are not subject to all of the risks summarized in “Foreign Securities and Emerging Markets Risk”, they may be subject to additional risks not faced by domestic issuers. These risks include political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, and regulatory issuers facing issuers in such foreign countries.
Geographic Focus Risk. A Fund may focus its investments in one or more regions or small groups of countries. As a result, the Fund’s performance may be subject to greater volatility than a more geographically diversified fund.
Government Securities Risk. Certain Funds invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by Ginnie Mae,
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Fannie Mae, or Freddie Mac). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to a Fund. Securities issued or guaranteed by U.S. government-related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government-related organizations may not have the funds to meet their payment obligations in the future. U.S. government securities include zero-coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.
High Yield Securities Risk. Some of the Funds may invest in high yield, high risk securities (also known as junk bonds) which are considered to be speculative. These investments may be issued by companies which are highly leveraged, less credit-worthy or financially distressed. Non-investment grade debt securities can be more sensitive to short-term corporate, economic and market developments. During periods of economic uncertainty and change, the market price of the Fund’s investments and the Fund’s net asset value may be volatile. Furthermore, though these investments generally provide a higher yield than higher-rated debt securities, the high degree of risk involved in these investments can result in substantial or total losses. These securities are subject to greater risk of loss, greater sensitivity to economic changes, valuation difficulties, and a potential lack of a secondary or public market for securities. The market price of these securities can change suddenly and unexpectedly. As a result, certain Funds are intended for investors who are able and willing to assume a high degree of risk.
As part of its high yield strategy, a Fund may invest in debt securities of smaller, newer companies. A Fund’s risks increase as it invests more heavily in smaller companies (mid cap and small cap companies). The securities of smaller companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, the changes in value of their debt securities may be more sudden or erratic than in large capitalization companies, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies. This may cause unexpected and frequent decreases in the value of the Fund’s investments.
Inflation-Linked and Inflation-Protected Security Risk. Inflation-linked debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of an inflation-linked security tends to decrease when real interest rates increase and can increase when real interest rates decrease. Interest payments on inflation-linked securities are unpredictable and will fluctuate as the principal and interest are adjusted for inflation. Any increase in the principal amount of an inflation-linked debt security will be considered taxable ordinary income, even though the Fund will not receive the principal until maturity.
There can also be no assurance that the inflation index used will accurately measure the real rate of inflation in the prices of goods and services. A Fund’s investments in inflation-linked securities may lose value in the event that the actual rate of inflation is different than the rate of the inflation index. In addition, inflation-linked securities are subject to the risk that the CPI-U or other relevant pricing index may be discontinued, fundamentally altered in a manner materially adverse to the interests of an investor in the securities, altered by legislation or Executive Order in a materially adverse manner to the interests of an investor in the securities or substituted with an alternative index.
Currently, Inflation-Linked Risk or Inflation-Protected Securities Risk is only a principal risk for Income Fund, Inflation Managed Bond Fund, Strategic Income Opportunities Fund and Total Return Fund.
Currency Risk. Changes in foreign currency exchange rates will affect the value of a Fund’s securities and the price of a Fund’s shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth less in U.S. dollars. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets, may be riskier than other types of investments and may increase the volatility of a Fund. A Fund may engage in various strategies to hedge against currency risk. These strategies may consist of use of forward currency contracts including non-deliverable forward contracts and foreign currency futures contracts. To the extent a Fund enters into such transactions in markets other than in the United States, a Fund may be subject to certain currency, settlement, liquidity, trading and other risks similar to those described in this prospectus with respect to a Fund’s investments in foreign securities. There can be no assurance that a Fund’s hedging activities will be effective, and a Fund will incur costs in connection with the hedging. Currency hedging may limit a Fund’s return if the relative values of currencies change. Furthermore,

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a Fund may only engage in hedging activities from time to time and may not necessarily be engaging in hedging activities when movements in currency exchange rates occur.
Currently, Currency Risk is not a principal risk of the Emerging Markets Corporate Debt Fund.
Loan Risk. Some of the Funds may invest in Loans including Loans that are rated below investment grade or the unrated equivalent. Like other high yield, corporate debt instruments, such Loans are subject to an increased risk of default in the payment of principal and interest as well as the other risks described under “Interest Rate Risk,” “Credit Risk,” “High Yield Securities Risk,” and “Foreign Securities and Emerging Markets Risk.” Although certain Loans are secured by collateral, a Fund could experience delays or limitations in realizing on such collateral or have its interest subordinated to other indebtedness of the obligor. Loans are vulnerable to market sentiment such that economic conditions or other events may reduce the demand for Loans and cause their value to decline rapidly and unpredictably. Although each Fund limits its investments in illiquid securities to no more than 15% of the Fund’s net assets at the time of purchase, Loans that are deemed to be liquid at the time of purchase may become illiquid.
No active trading market may exist for some of the Loans and certain Loans may be subject to restrictions on resale. The inability to dispose of Loans in a timely fashion could result in losses to a Fund. In addition, the settlement period for Loans is uncertain as there is no standardized settlement schedule applicable to such investments. Certain Loans may take more than seven days to settle. Because some Loans that a Fund invests in may have a more limited secondary market, liquidity and valuation risk is more pronounced for a Fund than for funds that invest primarily in other types of fixed income instruments or equity securities. Typically, Loans are not registered securities and are not listed on any national securities exchange. Consequently, there may be less public information available about a Fund’s investments and the market for certain Loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. As a result, a Fund may be more dependent upon the analytical ability of its adviser.
When a Fund acquires a loan participation, the Fund typically enters into a contractual relationship with the lender or third party selling such participations, but not the borrower. As a result, the Fund assumes the credit risk of the seller of the loan participation and any other parties interpositioned between the Fund and the borrower. Under a loan participation, a Fund may have no direct rights to enforce the terms of the loan against the borrower. A Fund may not benefit directly from the collateral supporting the load in which it has purchased the loan participations or assignments.
Affiliates of the adviser may participate in the primary and secondary market for Loans. Because of limitations imposed by applicable law, the presence of the adviser’s affiliates in the
Loan market may restrict the Fund’s ability to acquire some Loans, affect the timing of such acquisition or affect the price at which the Loan is acquired. Also, because the adviser may wish to invest in the publicly traded securities of an obligor, it may not have access to material non-public information regarding the obligor to which other investors have access. A Fund will not have direct recourse against the issuer of a loan participation.
Loans are subject to prepayment risks. Gains and losses associated with prepayments will increase or decrease a Fund’s yield and the income available for distribution by a Fund. When Loans are prepaid, a Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for Loans, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield.
Industry and Sector Focus Risk. At times, certain Funds may increase the relative emphasis of its investments in a particular industry or sector. The prices of securities of issuers in a particular industry or sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that a Fund increases the relative emphasis of its investments in a particular industry or sector, its shares’ values may fluctuate in response to events affecting that industry or sector.
Transactions and Liquidity Risk. A Fund could experience a loss when selling securities to meet redemption requests by shareholders, and its liquidity may be negatively impacted. The risk of loss increases if the redemption requests are large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities a Fund wishes to, or is required to, sell are illiquid. To the extent a large proportion of shares of a Fund are held by a small number of shareholders (or a single shareholder) including funds or accounts over which the adviser or its affiliates have investment discretion, the Fund is subject to the risk that these shareholders will purchase or redeem Fund shares in large amounts rapidly or unexpectedly, including as a result of an asset allocation decision made by the adviser or its affiliates. In addition to the other risks described in this section, these transactions could adversely affect the ability of a Fund to conduct its investment program. A Fund may be unable to sell illiquid securities at its desired time or price or the price at which the securities have been valued for purposes of the Fund’s net asset value. Illiquidity can be caused by a drop in overall market trading volume, an inability to find a ready buyer, or legal restrictions on the securities’ resale. Other market participants may be attempting to sell debt securities at the same time as a Fund, causing downward pricing pressure and contributing to illiquidity. The capacity for bond dealers to engage in trading or “make a market” in debt securities has not kept pace with the growth of bond markets. Liquidity and valuation risk may be magnified in a rising interest rate environment,
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when credit quality is deteriorating or in other circumstances where investor redemptions from fixed income mutual funds may be higher than normal. Certain securities that were liquid when purchased may later become illiquid, particularly in times of overall economic distress. Similarly, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. Large redemptions also could accelerate the realization of capital gains, increase a Fund’s transaction costs and impact a Fund’s performance.
Core Plus Bond Fund, Emerging Markets Corporate Debt Fund, High Yield Fund, Income Fund, Strategic Income Opportunities Fund, Total Return Fund and Unconstrained Debt Fund
Interest Rate Risk. The Funds invest in debt securities that increase or decrease in value based on changes in interest rates. If rates increase, the value of a Fund’s investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. Your investment will decline in value if the value of these investments decreases. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. Each Fund invests in variable and floating rate Loans and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of floating rate Loans and other securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Many factors can cause interest rates to rise. Some examples include central bank monetary policy, rising inflation rates and general economic conditions. Given that the Federal Reserve has begun to raise interest rates, the Funds may face a heightened level of interest rate risk.
Core Bond Fund, Mortgage-Backed Securities Fund and Short Duration Bond Fund
Loan Risk. The Funds may invest in Loans that are investment grade. Loans are subject to a risk of default in the payment of principal and interest as well as the other risks described under “Interest Rate Risk” and “Credit Risk.” No active trading market may exist for some of the Loans and certain Loans may be subject to restrictions on resale. The inability to dispose of Loans in a timely fashion could result in losses to a Fund. Typically, Loans are not registered securities and are not listed on any national securities exchange. Consequently, there may be less public information available about a Fund’s investments and the market for certain Loans may be subject to irregular trading activity, wide bid/ask spreads and extended settlement periods. As a result, the Fund may be more dependent upon the analytical ability of its adviser.
When a Fund acquires a loan participation, a Fund typically enters into a contractual relationship with the lender or third party selling such participations, but not the borrower. As a result, the Fund assumes the credit risk of the seller of the loan participation and any other parties interpositioned between the Fund and the borrower. The Fund may not benefit directly from the collateral supporting the load in which it has purchased the loan participations or assignments.
Emerging Markets Debt Fund, Strategic Income Opportunities Fund, Total Return Fund and Unconstrained Debt Fund
Short Selling Risk. Some of the Funds may enter into short sales of certain securities and must borrow the securities to make delivery to the buyer. The Fund may not always be able to borrow a security it wants to sell short. The Fund also may be unable to close out an established short position at an acceptable price, and may have to sell long positions at disadvantageous times to cover its short positions. Furthermore, taking short positions in securities results in a form of leverage. Leverage involves special risks described under “Derivatives Risk.” A Fund’s loss on a short sale is potentially unlimited because there is no upward limit on the price a borrowed security could attain.
Currently, Short Selling Risk is not a principal risk of the Strategic Income Opportunities Fund.
High Yield Fund and Short Duration Core Plus Fund
Smaller Company Risk. Investments in smaller companies may be riskier, less liquid, more volatile and more vulnerable to economic, market and industry changes than investment in larger, more established companies. The securities of smaller companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, changes in the price of debt or equity issued by such companies may be more sudden or erratic than the prices of other securities, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies. This may cause unexpected and frequent decreases in the value of a Fund’s investments.
Currently, Smaller Company Risk is not a principal risk of the Short Duration Core Plus Fund.

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Core Plus Bond Fund, Corporate Bond Fund, Emerging Markets Corporate Debt Fund, High Yield Fund, Income Fund, Short Duration Core Plus Fund, Strategic Income Opportunities Fund, Total Return Fund and Unconstrained Debt Fund
Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for a Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. Equity securities are subject to “stock market risk” meaning that stock prices in general (or in particular, the prices of the types of securities in which a Fund invests) may decline over short or extended periods of time. When the value of a Fund’s securities goes down, your investment in the Fund decreases in value.
Currently, Equity Market Risk is not a principal risk of the Emerging Markets Corporate Debt Fund or the Short Duration Core Plus Fund.
Core Plus Bond Fund, Corporate Bond Fund, Emerging Markets Corporate Debt Fund, High Yield Fund, Income Fund, Short Duration Core Plus Fund, Strategic Income Opportunities Fund, Total Return Fund and Unconstrained Debt Fund
Convertible Securities Risk. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities generally have characteristics similar to both debt and equity securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Convertible securities ordinarily provide a stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities generally rank senior to common stock in a corporation’s capital structure but are usually subordinated to comparable nonconvertible securities. Convertible securities generally do not participate directly in any dividend increases or decreases of the underlying securities, although the market prices of convertible securities may be affected by any dividend changes or other changes in the underlying securities. Contingent convertible securities are subject to additional risk factors. A contingent convertible security is a hybrid debt security typically issued by a non-U.S. bank that may be convertible into equity or may be written down if a pre-specified trigger event such as a decline in capital ratio below a prescribed threshold occurs. If such a trigger event occurs, a Fund may lose the principal amount invested on a permanent or temporary basis or the contingent convertible security may be converted to equity. Coupon payments on contingent convertible securities may be discretionary and may be cancelled by the issuer. Holders of contingent convertible securities may suffer a loss of capital when comparable equity holders do not.
Currently, Convertible Securities Risk is not a principal risk of the Emerging Markets Corporate Debt Fund or the Short Duration Core Plus Fund.
Core Plus Bond Fund, Emerging Markets Corporate Debt Fund, Emerging Markets Debt Fund, Income Fund, Short Duration Core Plus Fund, Strategic Income Opportunities Fund, Total Return Fund and Unconstrained Debt Fund
Sovereign Debt Risk. A Fund may invest in sovereign debt securities. These securities are issued or guaranteed by foreign governmental entities. These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.
Currently, Sovereign Debt Risk is not a principal risk of the Unconstrained Debt Fund.
Corporate Bond Fund, Emerging Markets Corporate Debt Fund, Short Duration Core Plus Fund, Strategic Income Opportunities Fund and Total Return Fund
Municipal Securities Risk. Changes in a municipality’s financial health may make it difficult for the municipality to make interest and principal payments when due. A number of municipalities have had significant financial problems recently, and these and other municipalities could, potentially, continue to experience significant financial problems resulting from lower tax revenues and/or decreased aid from state and local governments in the event of an economic downturn. This could decrease a Fund’s income or hurt the ability to preserve capital and liquidity.
Under some circumstances, municipal securities might not pay interest unless the state legislature or municipality authorizes money for that purpose. Some securities, including municipal lease obligations, carry additional risks. For example, they may be difficult to trade or interest payments may be tied only to a specific stream of revenue.
Since some municipal securities may be secured or guaranteed by banks and other institutions, the risk to a Fund could increase if the banking or financial sector suffers an economic
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downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. If such events were to occur, the value of the security could decrease or the value could be lost entirely, and it may be difficult or impossible for a Fund to sell the security at the time and the price that normally prevails in the market. Interest on municipal obligations, while generally exempt from federal income tax, may not be exempt from federal alternative minimum tax.
Currently, Municipal Securities Risk is not a principal risk of the Short Duration Core Plus Fund.
Strategic Income Opportunities Fund and Unconstrained Debt Fund
CFTC Regulation Risk. The Funds are subject to regulation by the Commodity Futures Trading Commission (CFTC) as a “commodity pool” and the adviser is subject to regulation as a “commodity pool operator” with respect to the Funds. As a result, the Funds are subject to various CFTC requirements, including certain registration, disclosure and operational requirements. Compliance with these requirements may increase Fund expenses.
Corporate Bond Fund and Short Duration Core Plus Fund
REITs Risk. Investments in REITs are subject to the same risks as direct investments in real estate. Real estate values rise and fall in response to many factors, including local, regional and national economic conditions, the demand for rental property, and interest rates. When economic growth is slowing, demand for property decreases and prices may fall. Rising interest rates, which drive up mortgage and financing costs, can affect the profitability and liquidity of properties in the real estate market. Property values may also decrease because of overbuilding, extended vacancies, increase in property taxes and operating expenses, zoning laws, environmental regulations, clean-up of and liability for environmental hazards, uninsured casualty or condemnation losses or a general decline in neighborhood values. A Fund’s investments and your investment may decline in value in response to declines in property values or other adverse changes to the real estate market. In addition, federal and state laws may restrict the remedies that a lender of underlying REIT assets has when a borrower defaults on loans. The performance of real estate securities is also largely dependent on the organization, skill and capital funding of the managers and operators of the underlying real estate. Debt securities of REITs are subject to the risks of debt securities in general. For example, such securities are more sensitive to interest rates than equity securities of REITs.
Currently, REITs Risk is not a principal risk of the Short Duration Core Plus Fund.
MLP Risk. MLPs may trade infrequently and in limited volume and they may be subject to more abrupt or erratic price movements than securities of larger or more broadly-based companies. The managing general partner of an MLP may receive an incentive allocation based on increases in the amount and growth of cash distributions to investors in the MLP. This method of compensation may create an incentive for the managing general partner to make investments that are riskier or more speculative than would be the case in the absence of such compensation arrangements. Debt securities of MLPs are subject to the risks of debt securities in general. For example, such securities are more sensitive to interest rates than equity securities of MLPs. Certain MLPs may operate in, or have exposure to, the energy sector. The energy sector can be significantly affected by changes in the prices and supplies of oil and other energy fuels, energy conservation, the success of exploration projects, and tax and other government regulations, policies of the Organization of Petroleum Exporting Countries (OPEC) and relationships among OPEC members and between OPEC and oil importing nations.
Currently, MLP Risk is not a principal risk for the Short Duration Core Plus Fund.
Corporate Bond Fund
Industry Concentration Risk. The Fund will not invest more than 25% of the value of its total assets in the securities of companies conducting their principal business activities in the same industry, except that, to the extent that an industry represents 20% or more of the Fund’s benchmark at the time of investment, the Fund may invest up to 35% of its total assets in that industry. Concentrating Fund investments in companies conducting business in the same industry will subject the Fund to a greater risk of loss as a result of adverse economic, business or other developments affecting that industry than if its investments were not so concentrated.
Income Fund, Short Duration Core Plus Fund, Strategic Income Opportunities Fund, Total Return Fund and Unconstrained Debt Fund
Mortgage Dollar Roll Risk. The Funds may enter into mortgage dollar rolls involving mortgage pass-through securities including mortgage TBAs and other mortgage-backed securities. During the period between the sale and repurchase in a mortgage dollar roll transaction, a Fund will not be entitled to receive interest and principal payments on the securities sold. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, a Fund’s right to repurchase or sell securities may be limited. Short sales of mortgage TBAs and mortgage dollar rolls may be subject to leverage risks as described under “Derivatives Risk.” In addition, mortgage dollar rolls may increase interest rate risk and result in an increased portfolio turnover rate which increases costs and may increase taxable gains.

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Corporate Bond Fund, Strategic Income Opportunities Fund and Total Return Fund
Options Risk. There are several risks associated with transactions in options, such as exchange-listed, over-the-counter and index options. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. There can be no assurance that a liquid secondary market will exist for any particular option at a particular time, especially when a Fund seeks to close out an option position; as a result, it may be costly to liquidate options. There is no assurance that a liquid market will exist for any particular option contract at any particular time even if the contract is traded on an exchange. Exchanges may establish daily price fluctuation limits for options contracts and may halt trading if a contract’s price moves up or down more than the limit in a given day, making it impossible for a Fund to enter into new positions or close out existing positions. As a result, the Fund’s access to other assets held to cover its options positions could also be impaired. Although the Funds will attempt to enter into option transactions with creditworthy parties, a Fund may be at risk that the counterparties entering into the option transaction will not fulfill their obligations, particularly when the Fund utilizes over-the-counter options. Because option premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more volatile than investing directly in the underlying investment.
Corporate Bond Fund, Short Duration Core Plus Fund, Strategic Income Opportunities Fund and Total Return Fund
Investment Company and ETF Risk. The Funds may invest in shares of other investment companies, including ETFs and common shares and preferred shares of closed-end funds. Shareholders bear both their proportionate share of a Fund’s expenses and similar expenses of the underlying investment company or ETF when the Fund invests in shares of another investment company or ETF. The Fund is subject to the risks associated with the ETF or investment company’s investments. The price and movement of an ETF or closed-end fund designed to track an index may not track the index and may result in a loss. In addition, ETFs and closed-end investment companies may trade at a price above (premium) or below (discount) their net asset value, especially during periods of significant market volatility or stress, causing investors to pay significantly more or less than the value of the ETF’s underlying portfolio. Certain ETFs or closed-end funds traded on exchanges may be thinly traded and experience large spreads between the “ask” price quoted by a seller and the “bid” price offered by a buyer. To the extent that a Fund invests in auction rate preferred shares of closed-end funds, such securities are subject to additional risks. Since February 2008, numerous auctions have failed due to insufficient demand for securities and have continued to fail for an extended period of time. There may not be a liquid market for the Fund’s investments in auction rate securities at a time when the Fund wishes to dispose of such securities.
A Fund may also invest in pooled investment vehicles including ETFs that are not registered investment companies or commodity pools. These pooled investment vehicles do not have the protections available to those types of investments under federal securities or commodities laws. For example, unlike registered investment companies, these vehicles are not subject to federal securities laws that limit transactions with affiliates, require redemption of shares, or limit sales load. Although shares of these vehicles may be traded on an exchange, there may be no active market for such shares and such shares may be highly illiquid.
Currently, the Investment Company and ETF Risk is not a principal risk for the Short Duration Core Plus Fund.
Strategic Income Opportunities Fund and Total Return Fund
Strategy Risk. The Fund may use relative value and other strategies that combine derivatives and/or securities to manage duration, sector and yield curve exposure and credit and spread volatility. There is no guarantee that these strategies will succeed and their use may subject the Fund to greater volatility and loss. Relative value strategies involve complex securities transactions that involve risks in addition to direct investments in securities including leverage risk and the risks described under “Derivatives Risk.”
Risk Associated with the Fund holding Cash, Money Market Instruments and Other Short-Term Investments. The Fund will, at times, hold assets in cash, money market instruments and other short-term investments, which may hurt the Fund’s performance. These positions may also subject the Fund to additional risks and costs.
Income Fund
Strategy Risk. The Fund’s strategy of seeking to provide a predictable level of dividend income may not be successful. The income payable on debt securities in general and the availability of investment opportunities varies based on market conditions. In addition, the Fund may not be effective in identifying income producing securities and managing distributions; as a result, the level of dividend income may fluctuate. The Fund’s investments are subject to various risks including the risk that the counterparty will not pay income when due which may adversely impact the level and predictability of dividend income paid by the Fund. The Fund does not guarantee that distributions will always be paid or paid at a predictable level.
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Inflation Managed Bond Fund
Strategy Risk. The Fund’s investment strategies may not work to generate inflation-protected return. There is no guarantee that the use of derivatives and debt securities will mimic a portfolio of inflation-protected bonds.
Corporate Bond Fund, High Yield Fund, Income Fund and Short Duration Core Plus Fund
Privately Placed Securities Risk. Privately placed securities generally are less liquid than publicly traded securities and a Fund may not always be able to sell such securities without experiencing delays in finding buyers or reducing the sale price for such securities. The disposition of some of the securities held by the Fund may be restricted under federal securities laws or by the relevant exchange or by a governmental or supervisory authority. As a result, the Fund may not be able to dispose of such investments at a time when, or at a price at which, it desires to do so and may have to bear expenses of registering these securities, if necessary. These securities may also be difficult to value.
Currently, Privately Placed Securities Risk is not a principal risk of the Short Duration Core Plus Fund.
Core Plus Bond Fund, Inflation Managed Bond Fund, Strategic Income Opportunities Fund, Total Return Fund and Unconstrained Debt Fund
CPI-U Strategy Risk. A Fund may use CPI-U swaps to hedge inflation risk associated with certain debt securities. There is no guarantee that such strategy will be effective in protecting the return from such securities from inflation risks. In addition, CPI-U swaps are subject to “Derivatives Risk.”
CPI-U Strategy Risk is not a principal risk of the Funds, except for the Inflation Managed Bond Fund.
Emerging Markets Corporate Debt Fund, Emerging Markets Debt Fund, Income Fund, Strategic Income Opportunities Fund, Total Return Fund and Unconstrained Debt Fund
High Portfolio Turnover Risk. A Fund will likely engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term capital gains that will generally be taxable to shareholders as ordinary income.
Emerging Markets Corporate Debt Fund, Income Fund and Short Duration Core Plus Fund
European Market Risk. A Fund’s performance will be affected by political, social and economic conditions in Europe, such as growth of the economic output (the gross national product), the rate of inflation, the rate at which capital is reinvested into European economies, the success of governmental action to reduce budget deficits, the resource self sufficiency of
European countries and interest and monetary exchange rates between European countries. European financial markets may experience volatility due to concerns about high government debt levels, credit rating downgrades, the future of the euro as a common currency, possible restructuring of government debt and other government measures responding to those concerns, and fiscal and monetary controls imposed on member countries of the European Union. The risk of investing in Europe may be heightened due to steps being taken by the United Kingdom to exit the European Union. In addition, if one or more countries were to exit the European Union or abandon the use of the euro as a currency, the value of investments tied to those countries or the euro could decline significantly and unpredictably.
Emerging Markets Corporate Debt Fund and Short Duration Core Plus Fund
Foreign Municipal Securities Risk. The risk of a foreign municipal security generally depends on the financial and credit status of the issuer, which in turn will depend on the local economic, regulatory, political and other factors and conditions. Changes in a municipality’s financial health may make it difficult for the municipality to make interest and principal payments when due. This could decrease the Fund’s income or hurt the ability to preserve capital and liquidity. Under some circumstances, municipal securities might not pay interest unless the applicable legislature or municipality authorizes money for that purpose. In addition, the issuer of the obligations may be unable or unwilling to make interest and principal payments when due. These securities are also subject to foreign and emerging markets risks based on the location of the issuer.
Currently, Foreign Municipal Securities Risk is not a principal risk of the Short Duration Core Plus Fund.
Corporate Bond Fund, Income Fund and Short Duration Core Plus Fund
Equity Market Risk. A Fund’s investments in preferred shares and convertible securities are subject to equity market risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. Equity securities are subject to “stock market risk” meaning that stock prices in general (or in particular, the prices of the types of securities in which the Fund invests) may decline over short or extended periods of time. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.
Preferred Stock Risk. Preferred stock generally has a preference as to dividends and liquidation over an issuer’s common stock but ranks junior to debt securities in an issuer’s capital structure. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the

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issuer’s board of directors. Because preferred stocks generally pay dividends only after the issuing company makes required payments to holders of its bonds and other debt, the value of preferred stocks generally is more sensitive than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred stock also may be subject to optional or mandatory redemption provisions.
Currently, Preferred Stock Risk is not a principal risk of the Corporate Bond Fund and Short Duration Core Plus Fund.
Real Estate Securities Risk. The value of real estate securities in general, and REITs in particular, are subject to the same risks as direct investments in real estate and mortgages which include, but are not limited to, sensitivity to changes in real estate values and property taxes, interest rate risk, tax and regulatory risk, fluctuations in rent schedules and operating expenses, adverse changes in local, regional or general economic conditions, deterioration of the real estate market and the financial circumstances of tenants and sellers, unfavorable changes in zoning, building, environmental and other laws, the need for unanticipated renovations, unexpected increases in the cost of energy and environmental factors. In addition, the underlying mortgage loans may be subject to the risks of default or of prepayments that occur earlier or later than expected, and such loans may also include so-called “sub-prime” mortgages. The value of REITs will also rise and fall in response to the management skill and creditworthiness of the issuer. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties. REITs may be more volatile and/or more illiquid than other types of equity securities. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.
In addition, certain of the companies in which the Fund intends to invest may have developed or commenced development on properties and may develop additional properties in the future. Real estate development involves significant risks in addition to those involved in the ownership and operation of established properties, including the risks that financing, if needed, may not be available on favorable terms for development projects, that construction may not be completed on schedule (resulting in increased debt service expense and construction costs), that estimates of the costs of construction may prove to be inaccurate and that properties may not be leased, rented or operated on profitable terms and therefore will fail to perform in accordance with expectations. As a result, the value of the Fund’s investment may decrease in value.
Additional Risks for the Funds
Volcker Rule Risk. Pursuant to section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act and certain rules promulgated thereunder known as the Volcker Rule, if the adviser and/or its affiliates own 25% or more of the outstanding ownership interests of a Fund after the permitted seeding period from the implementation of a Fund’s investment strategy, a Fund could be subject to restrictions on trading that would adversely impact a Fund’s ability to execute its investment strategy. Generally, the permitted seeding period is three years from the implementation of a Fund’s investment strategy. As a result, the adviser and/or its affiliates may be required to reduce their ownership interests in a Fund at a time that is sooner than would otherwise be desirable, which may result in a Fund’s liquidation or, if a Fund is able to continue operating, may result in losses, increased transaction costs and adverse tax consequences as a result of the sale of portfolio securities.
Securities Lending Risk. Some of the Funds may engage in securities lending. Securities lending involves counterparty risk, including the risk that the loaned securities may not be returned or returned in a timely manner and/or a loss of rights in the collateral if the borrower or the lending agent defaults. This risk is increased when the Fund’s loans are concentrated with a single or limited number of borrowers. In addition, the Fund bears the risk of loss in connection with its investments of the cash collateral it receives from the borrower. To the extent that the value or return of the Fund’s investments of the cash collateral declines below the amount owed to a borrower, the Fund may incur losses that exceed the amount it earned on lending the security. In situations where the adviser does not believe that it is prudent to sell the cash collateral investments in the market, the Fund may borrow money to repay the borrower the amount of cash collateral owed to the borrower upon return of the loaned securities. This will result in financial leverage, which may cause the Fund to be more volatile because financial leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.
Emerging Markets Corporate Debt Fund and Short Duration Core Plus Fund
CLN Risk. CLNs are synthetic instruments that are subject to the counterparty risk described above under “Credit Risk.” In the event of a default, the Fund does not have a right in the underlying reference debt obligation. Generally, payments under the CLN are conditioned on the CLN’s receipt of payments from, and the CLN’s potential obligations, to the counterparties to the derivative instruments and other securities in which the CLN invests. If a default were to occur, the stream of payments may stop and the CLN would be obligated to pay the counterparty the par (or other agreed upon value) of the referenced debt obligation. This, in turn, would reduce the amount of income and principal that the Fund would receive as an investor in the CLN.
Mortgage-Backed Securities Risk. The Fund may invest in mortgage-backed securities that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or
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fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In periods of rising interest rates, the Fund may be subject to extension risk, and may receive principal later than expected. As a result, in periods of rising interest rates, the Fund may exhibit additional volatility. During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, such securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.
Collateralized mortgage obligations (CMOs) and stripped mortgage-backed securities, including those structured as Interest-Only (IOs) and Principal-Only (POs), are more volatile and may be more sensitive to the rate of prepayments than other mortgage-related securities. The structure of some of these securities may be complex and there may be less available information than other types of debt securities.
Strategic Income Opportunities Fund and Total Return Fund
Insurance-Linked Securities Risk. The Funds may invest in insurance-linked securities. Gains or losses on insurance based instruments are tied to specific types of insurance risk including, but not limited to, fire, hurricanes, earthquakes, wind-storms, extreme temperature conditions, tsunamis, and floods. The type, frequency and severity of catastrophic events are difficult to predict or model, and thus the expected return on an investment with respect to such instruments is difficult to calculate. A Fund’s investments in insurance-linked securities may be concentrated in one or more types of risk, in which case the overall adverse impact on the Fund of a single catastrophe or other insured event or adverse movements in the value of a single investment position could be considerably greater than if the Fund’s insurance-based investments were more diversified. Insurance-linked securities often provide for an extension of maturity to process and audit loss claims where a catastrophic event has, or possibly has, occurred. An extension of maturity may increase volatility. Insurance-linked exposure may also expose a Fund to certain unanticipated risks including credit risk, counterparty risk, adverse regulatory or jurisdictional interpretations, and adverse tax consequences. Insurance-linked securities may also be subject to liquidity risk.
Business Development Company Risk. Each Fund may invest in shares of BDCs. BDCs are closed-end investment companies that have elected to be BDCs under the Investment Company Act of 1940. Shareholders bear both their proportionate share of a Fund’s expenses and similar expenses of the BDC when a Fund invests in shares of the BDC. BDCs that are listed on a stock exchange may trade at a price below their net asset value (also known as a discount). If a Fund invests in BDCs, it may incur added expenses such as additional management fees and trading costs. BDCs generally invest in debt securities that are not rated by a credit rating agency and are considered below investment grade quality (junk bonds). Little public information generally exists for the type of companies in which a BDC may invest and, therefore, there is a risk that investors may not be able to make a fully informed evaluation of the BDC and its portfolio of investments. In addition, investments made by BDCs are typically illiquid and are difficult to value for purposes of determining a BDC’s net asset value. If a Fund invests in a BDC that is privately placed, the investment also may be subject to additional liquidity risks because it may be difficult for the Fund to liquidate its investment in a privately placed BDC. The revenues, income (or losses) and valuations of companies in which BDCs invest can, and often do, fluctuate suddenly and dramatically, and they face considerable risk of loss.
Income Fund and Unconstrained Debt Fund
ETF and Investment Company Risk. Shareholders bear both their proportionate share of a Fund’s expenses and similar expenses of the underlying investment company or ETF when the Fund invests in shares of another investment company or ETF. A Fund is subject to the risks associated with the ETF or investment company’s investments. The price and movement of an ETF or closed-end fund designed to track an index may not track the index and may result in a loss. In addition, ETFs and closed-end investment companies may trade at a price above (premium) or below (discount) their net asset value, especially during periods of significant market volatility or stress, causing investors to pay significantly more or less than the value of the ETF’s underlying portfolio. Certain ETFs or closed-end funds traded on exchanges may be thinly traded and experience large spreads between the “ask” price quoted by a seller and the “bid” price offered by a buyer.
For more information about risks associated with the types of investments that the Funds purchase, please read the “Risk/Return Summaries” and “Investment Practices” section later in the prospectus, and the Statement of Additional Information.
Conflicts of Interest
An investment in a Fund is subject to a number of actual or potential conflicts of interest. For example, the Adviser and/or its affiliates provide a variety of different services to a Fund, for which the Fund compensates them. As a result, the Adviser and/or its affiliates have an incentive to enter into arrangements with a Fund, and face conflicts of interest when balancing that incentive against the best interests of a Fund. The Adviser and/or its affiliates also face conflicts of interest in their service as investment adviser to other clients, and, from time to time, make investment decisions that differ from and/or negatively impact those made by the Adviser on behalf of a Fund. In addition, affiliates of the Adviser provide a broad range of services and products to their clients and are major participants in the global currency, equity, commodity, fixed-income and other markets in which a Fund invests or will invest. In certain circumstances by providing services and products to their clients, these affiliates’ activities will disadvantage or

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restrict the Funds and/or benefit these affiliates. The Adviser may also acquire material non-public information which would negatively affect the Adviser’s ability to transact in securities for a Fund. JPMorgan and the Funds have adopted policies and procedures reasonably designed to appropriately prevent, limit or mitigate conflicts of interest. In addition, many of the activities that create these conflicts of interest are limited and/or prohibited by law, unless an exception is available. For more information about conflicts of interest, see the Potential Conflicts of Interest section in the Statement of Additional Information (SAI).
Temporary Defensive and Cash Positions
For liquidity and to respond to unusual market conditions, the Funds may invest all or most of their total assets in cash and cash equivalents for temporary defensive purposes. In addition, certain Funds may invest in cash and cash equivalents as a principal investment strategy. These investments may result in a lower yield than lower-quality or longer-term investments.
WHAT IS A CASH EQUIVALENT?
Cash equivalents are highly liquid, high-quality instruments with maturities of three months or less on the date they are purchased. They include securities issued by the U.S. government, its agencies and instrumentalities, repurchase agreements, certificates of deposit, bankers’ acceptances, commercial paper, money market mutual funds and bank deposit accounts.
While the Funds are engaged in a temporary defensive position, they may not meet their investment objectives. These investments may also be inconsistent with a Fund’s main investment strategies. Therefore, the Funds will pursue a temporary defensive position only when market conditions warrant.
Additional Fee Waiver and/or Expense Reimbursement
Service providers to the Funds may, from time to time, voluntarily waive all or a portion of any fees to which they are entitled and/or reimburse certain expenses as they may determine from time to time. The Funds’ service providers may discontinue or modify these voluntary actions at any time without notice. Performance for the Funds reflects the voluntary waiver of fees and/or the reimbursement of expenses, if any. Without these voluntary waivers and/or expense reimbursements, performance would have been less favorable.
Additional Historical Performance
Information
Core Plus Bond Fund
The historical performance for the Class L Shares (formerly, Institutional Class Shares) in the bar chart prior to 1/1/10 and the performance table prior to their inception on 6/19/09 is based on the performance of the Class I Shares (formerly, Select Class Shares), which invest in the same portfolio of securities, but are offered in a different prospectus. The actual returns of Class L Shares would have been different than the returns shown because Class L Shares have different expenses than Class I Shares.
Mortgage-Backed Securities Fund
The historical performance of the Class C Shares in the performance table prior to their inception on 7/2/12 is based on the performance of the Class I Shares of the Fund. Prior class performance has been adjusted to reflect the differences in expenses between classes.
ADDITIONAL INFORMATION CONCERNING STRATEGIC INCOME OPPORTUNITIES FUND
Fund Expenses
“Acquired Fund Fees and Expenses” are based on the allocation of the Fund’s assets to acquired funds including Institutional Class Shares of JPMorgan U.S. Government Money Market Fund calculated on a daily basis for the fiscal year ended 2/28/18. The JPMorgan U.S. Government Money Market Fund imposes a separate investment advisory fee, administration fee, and shareholder servicing fee. The Fund’s adviser, administrator, and shareholder servicing agent will waive fees charged in an amount equal to the weighted pro rata amount of investment advisory fees, administration fees and shareholder servicing fees charged by the JPMorgan U.S. Government Money Market Fund. For the fiscal year ended 2/28/18, the net expenses of Class A, Class C and Class I Shares were 1.02%, 1.52% and 0.77%, respectively, taking into account these waivers.
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The Funds’ Management and Administration
The following Funds are series of JPMorgan Trust I (JPMT I), a Delaware statutory trust:
Corporate Bond Fund
Emerging Markets Corporate Debt Fund
Emerging Markets Debt Fund
Income Fund
Inflation Managed Bond Fund
Short Duration Core Plus Fund
Strategic Income Opportunities Fund
Total Return Fund
Unconstrained Debt Fund
The following Funds are series of JPMorgan Trust II (JPMT II), a Delaware statutory trust:
Core Bond Fund
Core Plus Bond Fund
Government Bond Fund
High Yield Fund
Limited Duration Bond Fund
Mortgage-Backed Securities Fund
Short Duration Bond Fund
The trustees of each Trust are responsible for overseeing all business activities of their respective Funds.
Each of the Funds operates in a multiple class structure. A multiple class fund is an open-end investment company that issues two or more classes of shares representing interests in the same investment portfolio.
Each class in a multiple class fund can set its own transaction minimums and may vary with respect to expenses for distribution, administration and shareholder services. This means that one class could offer access to a Fund on different terms than another class. Certain classes may be more appropriate for a particular investor.
Each Fund may issue other classes of shares that have different expense levels and performance and different requirements for who may invest. Call 1-800-480-4111 to obtain more information concerning all of the Funds’ other share classes. A Financial Intermediary who receives compensation for selling Fund shares may receive a different amount of compensation for sales of different classes of shares.
The Funds’ Investment Adviser
J.P. Morgan Investment Management Inc. (JPMIM) acts as investment adviser to the Funds and makes day-to-day investment decisions for the Funds.
JPMIM is a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. (JPMorgan Chase), a bank holding company. JPMIM is located at 270 Park Avenue, New York, NY 10017.
During the most recent fiscal year ended 2/28/18, JPMIM was paid management fees (net of waivers), as shown below (for the time period indicated), as a percentage of average daily net assets:
Core Bond Fund	0.27%
Core Plus Bond Fund	0.30
Corporate Bond Fund	0.29
Emerging Markets Corporate Debt Fund	0.58
Emerging Markets Debt Fund	0.63
Government Bond Fund	0.26
High Yield Fund	0.54
Income Fund	0.12
Inflation Managed Bond Fund	0.35
Limited Duration Bond Fund	0.18
Mortgage-Backed Securities Fund	0.22
Short Duration Bond Fund	0.22
Short Duration Core Plus Fund	0.25
Strategic Income Opportunities Fund	0.42
Total Return Fund	0.26
Unconstrained Debt Fund	0.41
A discussion of the basis the Board of Trustees of the Trusts used in reapproving the investment advisory agreement for the Funds is available in the semi-annual report for the period ended August 31.
The Portfolio Managers
Core Bond Fund
The lead portfolio managers who are primarily responsible for the day-to-day management of the Fund are listed below. As part of that responsibility, the portfolio managers establish and monitor the overall duration, yield curve, and sector allocation strategies for the Fund. The portfolio managers are assisted by research teams who provide individual security and sector recommendations regarding their area of focus, while the portfolio managers select and allocate individual securities in a manner designed to meet the investment objective of the Fund.
Barbara Miller, Managing Director, is the lead portfolio manager responsible for the day-to-day management of the Fund. An employee of JPMIM or predecessor firms since 1994 and portfolio manager for the Fund since September 2015, Ms. Miller is currently the head of the U.S. Value Driven Platform within JPMIM’s Global Fixed Income, Currency & Commodities Group (GFICC). She also has served as the manager and a senior portfolio manager for the Fixed Income Mid Institutional Taxable Group since 2007 which provides individually managed fixed income investments for fully discretionary, institutional accounts and personal investment management accounts.
Richard Figuly, Managing Director, became part of the team responsible for management of the Fund in September 2015. An employee of JPMIM or predecessor firms since 1993, Mr. Figuly is a member of the GFICC group and a portfolio manager for the

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U.S. Value Driven team and is responsible for managing certain J.P. Morgan Funds and institutional taxable bond portfolios. Peter Simons, Managing Director and CFA charterholder, has been a portfolio manager of the Fund since November 2016. An employee of JPMIM or predecessor firms since 2001, Mr. Simons is a member of the GFICC group and a portfolio manager for the U.S. Value Driven team responsible for managing taxable bond portfolios for institutional clients.
Core Plus Bond Fund
The lead portfolio managers who are primarily responsible for the day-to-day management of the Fund are listed below. As part of that responsibility, the portfolio managers establish and monitor the overall duration, yield curve, and sector allocation strategies for the Fund. The portfolio managers are assisted by multiple sector and research teams who help formulate duration and allocation recommendations and support the strategies of the Fund within the parameters established by the portfolio managers.
The portfolio management team for the Fund consists of Steven S. Lear, Managing Director and CFA charterholder, Richard Figuly, Managing Director, and J. Andrew Norelli, Managing Director. The team also includes additional portfolio managers who make day-today decisions concerning all alternative strategies such as emerging market debt. Mr. Lear is responsible for overseeing U.S. broad market strategies for the U.S. Macro Driven investment team and has been part of the team responsible for management of the Fund since 2013. Prior to joining JPMIM in 2008, Mr. Lear was at Schroder Investment Management for ten years, serving as the head of the U.S. fixed income securities team for seven years. Mr. Figuly became part of the team responsible for management of the Fund in May 2006. An employee of JPMIM or predecessor firms since 1993, Mr. Figuly is a member of the Columbus Taxable Bond Team responsible for trading fixed income securities with an emphasis on asset-backed securities. Mr. Norelli is a portfolio manager within the U.S. Macro Driven investment team, where he focuses on multi-asset class portfolios, asset allocation, macroeconomic strategy, and global market dynamics. Prior to joining JPMIM in 2012, Mr. Norelli spent over 11 years at Morgan Stanley in fixed income, most recently serving four years as co-head of the firm’s emerging markets credit trading business.
Corporate Bond Fund
The lead portfolio managers who are primarily responsible for the day-to-day management of the Fund are Lisa Coleman, Managing Director and CFA charterholder, Jeremy Klein, Managing Director and CFA charterholder, and Lorenzo Napolitano, Executive Director and CFA charterholder. Ms. Coleman, Mr. Klein and Mr. Napolitano are responsible for establishing and monitoring the overall duration, yield curve, sector allocation, the overweights and underweights of the Fund’s portfolio versus the benchmark. Ms. Coleman, Mr. Klein and Mr. Napolitano are assisted by regional sector and research teams who help formulate the macro credit, sector and security strategies of the Fund. Ms. Coleman is the head of the Global Investment Grade Corporate Credit team in the New York/ London Global Fixed Income, Currency & Commodities group (GFICC). Prior to joining the firm in 2008, Ms. Coleman was at Schroder Investment Management for eight years, serving as the head of Global Credit Strategies and the head of European Fixed Income. Mr. Klein is a member of GFICC. Mr. Klein is a portfolio manager within the New York U.S. Investment Grade Corporate Credit Team and is responsible for managing credit exposure across client portfolios. An employee since 2000, Mr. Klein was previously a member of the U.S. Fixed Income Portfolio Management Group, overseeing broad market accounts. Mr. Napolitano is a member of GFICC and a portfolio manager within the Investment Grade Corporate Credit Team. Prior to joining the firm in 2012, he was an associate portfolio manager at Lord, Abbett & Co. LLC where he traded and provided research analysis for institutional and retail portfolios within Investment Grade Credit.
Emerging Markets Corporate Debt Fund
The lead portfolio managers who are primarily responsible for the day-to-day management of the Fund are listed below. As part of that responsibility, the portfolio managers establish and monitor the overall duration, yield curve, and sector allocation strategies for the Fund. The portfolio managers are assisted by specialized regional sector and research teams who help formulate duration, issuer and allocation recommendations and support the strategies of the Fund within the parameters establish by the portfolio managers.
Pierre-Yves Bareau, Managing Director, Scott McKee, Managing Director, and Eduardo Alhadeff, Executive Director, are the lead portfolio managers of the Fund since its inception, and share responsibility for the day-to-day management of the Fund including general responsibility for sector allocations and individual security selection. A member of JPMIM’s Global Fixed Income, Currency & Commodities group (GFICC), Mr. Bareau supervises the portfolio management team and shares responsibility with Mr. McKee and Mr. Alhadeff for the duration, yield curve, and sector allocation strategies for the Fund. Before joining JPMIM in October 2009, Mr. Bareau was the Chief Investment Officer for Fortis Investments for emerging markets debt for more than 10 years. Mr. McKee is a member of GFICC and is primarily responsible for overweight and underweight positions in countries and sectors and for selecting individual securities for the Fund. Before joining JPMIM in 2011, Mr. McKee was Chief Executive and Portfolio Manager at Volterra Investment Management. Mr. Alhadeff is also a member of GFICC and shares responsibility for overweight and underweight positions in countries and sectors and for selecting individual securities for the Fund. Prior to rejoining JPMIM in 2011, Mr. Alhadeff was a partner at BRZ Investimentos, where he was responsible for the structuring and management of the high grade funds and some of the special situations funds.
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Emerging Markets Debt Fund
The lead portfolio managers who are primarily responsible for the day-to-day management of the Fund are listed below. As part of that responsibility, the portfolio managers establish and monitor the overall duration, yield curve, and sector allocation strategies for the Fund. The portfolio managers are assisted by multiple sector and research teams who help formulate duration and allocation recommendations and support the strategies of the Fund within the parameters established by the portfolio managers.
Pierre-Yves Bareau, Managing Director, and Emil M. Babayev, Executive Director, are the lead portfolio managers responsible for the day-to-day management of the Fund. Mr. Bareau has been a portfolio manager for the Fund and an employee of JPMIM since October 2009. He is the Head and Chief Investment Officer of the Emerging Markets Debt team in the Global Fixed Income, Currency & Commodities (GFICC) group. He is responsible for coordinating resources located in New York, London, Asia and Latin America. Mr. Babayev is a member of the GFICC group and is the lead portfolio manager for hard currency debt strategies within the Emerging Markets Debt Team. He has been an employee of JPMIM since 2000 and a portfolio manager for the Fund since March 2016.
Government Bond Fund
The lead portfolio managers who are primarily responsible for the day-to-day management of the Fund are listed below. As part of that responsibility, the portfolio managers establish and monitor the overall duration, yield curve, and sector allocation strategies for the Fund. The portfolio managers are assisted by multiple sector and research teams who help formulate duration and allocation recommendations and support the strategies of the Fund within the parameters established by the portfolio manager.
Michael Sais, Managing Director and CFA charterholder, is the lead portfolio manager responsible for the day-to-day management of the Fund. Mr. Sais is a member of the Taxable Bond Team and has been part of the team responsible for the management of the Fund since 1996. Mr. Sais joined JPMIM or predecessor firms in 1994 as a senior fixed income research analyst. Mr. Robert Manning began participating in the management of the Government Bond Fund in 2013. Information on Mr. Manning is described under Limited Duration Bond Fund.
High Yield Fund
The lead portfolio managers who are primarily responsible for the day-to-day management of the Fund are listed below. As part of that responsibility, the portfolio managers establish and monitor the overall duration, yield curve, and sector allocation strategies for the Fund. The portfolio managers are assisted by multiple sector and research teams who help formulate duration and allocation recommendations and support the strategies of the Fund within the parameters established by the portfolio managers.
The portfolio management team for the High Yield Fund is comprised of William J. Morgan, Managing Director and James P. Shanahan, Managing Director. Mr. Morgan and Mr. Shanahan have been part of the team responsible for management of the Fund since inception. Mr. Morgan is a High Yield Team leader and the portfolio manager for the high yield broad, leveraged loan, and short duration high yield styles. An employee of JPMIM or predecessor firms since 1998, Mr. Morgan has worked in the high yield investment industry since 1982. An employee of JPMIM or predecessor firms since 1998, Mr. Shanahan has worked in the high yield industry since 1986. He is a portfolio manager for high yield broad opportunistic, leveraged loans and distressed debt styles.
Income Fund
The portfolio managers who are primarily responsible for the day-to-day management of the Fund are J. Andrew Norelli, Managing Director, and Andrew Headley, Managing Director and CFA charterholder. Mr. Norelli has managed the Fund since its inception and Mr. Headley joined the portfolio management team in March 2017. As part of that responsibility, the portfolio managers establish and monitor the overall duration, yield curve, and sector allocation strategies for the Fund. Mr. Norelli is a portfolio manager within the Macro Driven investment team, where he focuses on multi-asset class portfolios, asset allocation, macroeconomic strategy, and global market dynamics. Prior to joining JPMIM in 2012, Mr. Norelli spent over 11 years at Morgan Stanley in fixed income, most recently serving four years as co-head of the firm’s emerging markets credit trading business. Mr. Headley is the Head of Mortgages on the U.S. Macro Driven investment team for the Global Fixed Income, Currency & Commodities (GFICC) group. An employee of JPMIM since 2005, Mr. Headley is responsible for overseeing the agency and non-agency mortgage-backed securities, commercial mortgage-backed securities and commercial mortgage loan investment teams and also responsible for managing mortgage portfolios as well as developing and implementing mortgage strategies for multi-sector portfolios. The portfolio managers are assisted by multiple sector and research teams who help formulate duration and allocation recommendations and support the strategies of the Fund within the parameters established by the portfolio managers.
Inflation Managed Bond Fund
The lead portfolio managers who are primarily responsible for the day-to-day management of the Fund are listed below. The portfolio management team consists of Scott E. Grimshaw, Executive Director and CFA charterholder, Deepa Majmudar, Managing Director, Steven S. Lear, Managing Director and CFA charterholder and David Rooney, Executive Director and CFA charterholder. Mr. Grimshaw is responsible for the day-to-day management of the Fund’s portfolio of securities whereas Ms. Majmudar is responsible for implementing the inflation-managed strategy of the Fund through the use of the CPI-U swaps. Mr. Grimshaw is a member of the Global Fixed Income,

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Currency & Commodities (GFICC) group. An employee since 1988 and portfolio manager of the Fund since its inception, Mr. Grimshaw is a portfolio manager for the U.S. Value Driven team and is responsible for managing institutional taxable bond portfolios. Ms. Majmudar is a member of the GFICC group. An employee since 2003 and portfolio manager for the Fund since its inception, Ms. Majmudar is a senior portfolio manager and inflation specialist and focuses on strategies and tactics for diversified products and their included asset classes. Mr. Lear is the U.S. Chief Investment Officer within the GFICC group and is responsible for overseeing the day-to-day management of the Fund’s portfolio of securities. An employee since 2008 and a portfolio manager for the Fund since 2013, Mr. Lear is responsible for overseeing fixed income investment strategies in the U.S., including core plus, insurance, liability-driven investing and stable value. Mr. Rooney is a member in the GFICC group and is responsible for day-to-day management of the Fund’s investments in CPI-U swaps. An employee since 2012 and portfolio manager of the Fund since 2015, Mr. Rooney is responsible for managing fixed income and derivative assets, with an emphasis on inflation-linked products. Prior to joining the firm, Mr. Rooney was with BNY Mellon Asset Management and the Bank of New York, most recently as a portfolio managers and trader focused on securitized products. The portfolio managers are assisted by multiple sector and research teams who help formulate duration and allocation recommendations and support the strategies of the Fund within the parameters established by the portfolio managers.
Limited Duration Bond Fund
The lead portfolio managers who are primarily responsible for the day-to-day management of the Fund are listed below. As part of that responsibility, the portfolio managers establish and monitor the overall duration, yield curve, and sector allocation strategies for the Fund. The portfolio managers are assisted by multiple sector and research teams who help formulate duration and allocation recommendations and support the strategies of the Fund within the parameters established by the portfolio managers.
Michael Sais, Managing Director and CFA charterholder, is the lead portfolio manager responsible for the day-to-day management of the Fund. Mr. Sais is a member of the Taxable Bond Team and has been part of the team responsible for the management of the Fund since 1995. Mr. Sais joined JPMIM or predecessor firms in 1994 as a senior fixed income research analyst. An employee of JPMIM since 1999, Robert Manning, Managing Director and CFA charterholder, also participates in the management of the Fund. Mr. Manning is a portfolio manager for Insurance Solutions. Previously, he was a member of the Fixed Income Portfolio Management Group that supports Mid-Institutional Portfolios.
Mortgage-Backed Securities Fund
The lead portfolio managers who are primarily responsible for the day-to-day management of the Fund are listed below. As part of that responsibility, the portfolio managers establish and monitor the overall duration, yield curve, and sector allocation strategies for the Fund. The portfolio managers are assisted by research teams who provide individual security and sector recommendations regarding their area of focus, while the portfolio managers select and allocate individual securities in a manner designed to meet the investment objective of the Fund.
The lead portfolio managers are Richard D. Figuly, Managing Director and Michael Sais, Managing Director and CFA charter-holder. Mr. Figuly became part of the team responsible for management of the Fund in 2015. An employee of JPMIM or predecessor firms since 1993, Mr. Figuly is a member of the Global Fixed Income, Currency & Commodities Group (GFICC) and a portfolio manager for the U.S. Value Driven Team and is responsible for managing certain J.P. Morgan Funds and institutional taxable bond portfolios. Mr. Sais is a member of the GFICC group and a portfolio manager for the U.S. Value Driven Team and has been part of the team responsible for the management of the Fund since 2005. Mr. Sais joined JPMIM or predecessor firms in 1994 as a senior fixed income research analyst.
Short Duration Bond Fund
The lead portfolio managers who are primarily responsible for the day-to-day management of the Fund are listed below. As part of that responsibility, the portfolio managers establish and monitor the overall duration, yield curve, and sector allocation strategies for the Fund. The portfolio managers are assisted by multiple sector and research teams who help formulate duration and allocation recommendations and support the strategies of the Fund within the parameters established by the portfolio managers.
Gregg Hrivnak, Managing Director and CFA charterholder, has been the lead portfolio manager responsible for the day-to-day management of the Fund since May 2006. An employee of JPMIM or predecessor firms since 1989, Mr. Hrivnak has been part of the portfolio management team for the Fund since June 2005 and was previously a fixed income research analyst for the Taxable Bond Team responsible for asset-backed securities. He is currently a portfolio manager and trader in the Global Fixed Income, Currency & Commodities (GFICC) group. Richard Figuly, Managing Director, has participated in the management of the Fund since May 2006. An employee of JPMIM or predecessor firms since 1993, Mr. Figuly is a member of the GFICC group and a portfolio manager for the U.S. Value Driven team and is responsible for managing certain J.P. Morgan Funds and institutional taxable bond portfolios. Susan Parekh, Executive Director, has participated in the management of the Fund since November 2016. An employee of JPMIM or predecessor firms since 1996, Ms. Parekh is a member of GFICC and is a
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The Funds’ Management and Administration (continued)
portfolio manager for the U.S. Value Driven team and is responsible for managing certain J.P. Morgan Funds and institutional taxable bond portfolios.
Short Duration Core Plus Fund
The lead portfolio managers who are primarily responsible for the day-to-day management of the Fund are Steven Lear, Managing Director and CFA charterholder, and Cary Fitzgerald, Managing Director. As part of that responsibility, the portfolio managers establish and monitor the overall duration, yield curve, and sector allocation strategies for the Fund. The portfolio managers are assisted by multiple sector and research teams who help formulate a duration and allocation recommendations and support the strategies of the Fund within the parameters established by the portfolio managers. Mr. Lear is responsible for overseeing U.S. broad market strategies for the Macro Driven investment team and has been part of the team responsible for management of the Fund since 2017. Prior to joining JPMIM in 2008, Mr. Lear was at Schroder Investment Management for ten years, serving as the head of U.S. fixed income securities team for seven years. An employee of JPMorgan Chase since 2000, Mr. Fitzgerald is a portfolio manager in the Global Fixed Income, Currency & Commodities (GFICC) group and oversees JPMIM’s short duration and stable value account strategies for institutional clients.
Strategic Income Opportunities Fund
William Eigen, Managing Director and CFA charterholder, is the lead portfolio manager who has been primarily responsible for the day-to-day management of the Fund since its inception. In his role as lead portfolio manager for the Fund, he is responsible for establishing and monitoring the strategy allocation for the Fund within and among sectors and utilizing the research and insight of dedicated sector specialists in making day-to-day decisions regarding securities to be bought or sold by the Fund. Information on Mr. Eigen is described under the Total Return Fund.
Jarred A. Sherman, Managing Director and CFA charterholder, and Jeffrey Wheeler, Managing Director and CFA charterholder, are co-managers of the Fund. Mr. Sherman has been a portfolio manager for the Fund since 2009. An employee of JPMIM since 1999, Mr. Sherman is a portfolio manager and member of the Absolute Return and Opportunistic Fixed Income Team. In his role as co-manager, Mr. Sherman works closely with the lead portfolio manager to oversee the day-to-day operations of the Fund. Mr. Wheeler has been a portfolio manager of the Fund since October 2015 and is responsible for the Fund’s investments in securitized products. An employee of JPMIM since 2013, Mr. Wheeler is a portfolio manager and member of the Absolute Return and Opportunistic Fixed Income Team. Prior to joining JPMIM, Mr. Wheeler was a portfolio manager at Smith Breeden Associates, where he served as head of the Securitized Asset Team from 2009 to 2013.
Total Return Fund
The lead portfolio manager who is primarily responsible for the day-to-day management of the Fund is listed below. As part of that responsibility, the portfolio manager establishes and monitors the overall duration, yield curve, and sector allocation strategies for the Fund. The portfolio manager is assisted by multiple sector and research teams who help formulate duration and allocation recommendations and support the strategies of the Fund within the parameters established by the portfolio manager.
William Eigen, Managing Director and CFA charterholder, is the lead portfolio manager who has been responsible for the day-to-day management of the Fund since inception. Mr. Eigen has been an employee of JPMIM since April 2008 and is currently the head of Absolute Return and Opportunistic strategies.
Jarred Sherman, Managing Director and CFA charterholder is also a senior member of the Absolute Return and Opportunistic Fixed Income Team. As part of the team’s investment process Messrs. Eigen and Sherman meet, along with other portfolio managers and research analysts, to discuss the economic outlook, industry trends, and the merits and risks of investment ideas for the Fund. Messrs. Eigen and Sherman follow the same investment process, philosophy and research resources, and in Mr. Eigen’s absence, Mr. Sherman will be responsible for day-to-day management of the portfolio. Information on Mr. Sherman is included under the Strategic Income Opportunities Fund.
Unconstrained Debt Fund
The lead portfolio managers who are primarily responsible for the day-to-day management of the Fund are listed below. As part of that responsibility, the portfolio managers establish and monitor the overall duration, yield curve, and sector allocation strategies for the Fund. The portfolio managers are assisted by multiple sector and research teams who help formulate duration and allocation recommendations and support the strategies of the Fund within the parameters established by the portfolio managers.
The portfolio management team for the Fund is comprised of Robert Michele, Managing Director and CFA charterholder, Nicholas J. Gartside, Managing Director and CFA charterholder, and Iain T. Stealey, Managing Director and CFA charterholder. A portfolio manager for the Fund since its inception, Mr. Michele is the Global Chief Investment Officer within J.P. Morgan Asset Management’s Global Fixed Income and Currency Group. He is responsible for overseeing the activities of the fixed income and currency investment teams based in New York, Europe and Asia. Mr. Gartside joined the portfolio management team for the Fund in 2011 and is the International Chief Investment Officer within JPMorgan Asset Management’s Global Fixed Income and Currency Group. In this role, Mr. Gartside is responsible for leading and overseeing the activities of international fixed income teams. In addition, he is the co-manager of multi-sector fixed income products. Mr. Stealey has served as a member of the portfolio management team for

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the Fund since its inception. An employee of JPMIM since 2002, Mr. Stealey is a portfolio manager in the International Fixed Income Group focusing on high grade bond strategies. He specializes in portfolio construction and works on multi-currency accounts for both segregated clients and pooled funds.
The Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Funds.
The Funds’ Administrator
JPMIM (the Administrator) provides administrative services and oversees each Fund’s other service providers. The Administrator receives a pro-rata portion of the following annual fee on behalf of each Fund for administrative services: 0.15% of the first $25 billion of average daily net assets of all Funds (excluding certain funds of funds and money market funds) in the J.P. Morgan Funds Complex plus 0.075% of average daily net assets of such Funds over $25 billion.
The Funds’ Shareholder Servicing Agent
The Trusts, on behalf of the Funds, have entered into a shareholder servicing agreement with JPMorgan Distribution Services, Inc. (JPMDS) under which JPMDS has agreed to provide certain support services to the Funds’ shareholders. For performing these services, JPMDS, as shareholder servicing agent, receives an annual fee of 0.25% of the average daily net assets of the Class A, Class C and Class I Shares of each Fund and an annual fee of up to 0.10% of the average daily net assets of the Class L Shares of a Fund. JPMDS may enter into service agreements with Financial Intermediaries under which it will pay all or a portion of the annual fee to such Financial Intermediaries for performing shareholder and administrative services.
The Funds’ Distributor
JPMDS (the Distributor) is the distributor for the Funds. The Distributor is an affiliate of JPMIM.
Additional Compensation to Financial Intermediaries
JPMIM, JPMDS and, from time to time, other affiliates of JPMorgan Chase may also, at their own expense and out of their own legitimate profits, provide additional cash payments to Financial Intermediaries whose customers invest in shares of the J.P. Morgan Funds. For this purpose, Financial Intermediaries include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase, that have entered into agreements with JPMDS. These additional cash payments are payments over and above any sales charges (including Rule 12b-1 fees), service fees, (sub-transfer agency and networking fees) that are paid to such Financial Intermediaries, as described elsewhere in this prospectus. These additional cash payments are generally made to Financial Intermediaries that provide shareholder, sub-transfer agency or administrative services or marketing support. Marketing support may include access to sales meetings, sales representatives and Financial Intermediary management representatives, inclusion of the J.P. Morgan Funds on a sales list, including a preferred or select sales list, or other sales programs and/or for training and educating a Financial Intermediary’s employees. These additional cash payments also may be made as an expense reimbursement in cases where the Financial Intermediary provides shareholder services to J.P. Morgan Fund shareholders. JPMIM and JPMDS may also pay cash compensation in the form of finders’ fees that vary depending on the J.P. Morgan Fund and the dollar amount of shares sold. Such additional compensation may provide such Financial Intermediaries with an incentive to favor sales of shares of the J.P. Morgan Funds over other investment options they make available to their customers. See the Statement of Additional Information for more information.
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Investing with J.P. Morgan Funds
Choosing A Share Class
Each share class represents an investment in the same portfolio of securities, but each has different availability and eligibility criteria, sales charges, expenses, dividends and distributions. These arrangements allow you to choose the available class that best meets your needs. You should read this section carefully to determine which share class is best for you. Factors you should consider in choosing a share class include:
•	The amount you plan to invest;
•	The length of time you expect to hold your investment;
•	The total costs associated with your investment, including any sales charges that you pay when you buy or sell your Fund shares and expenses that are paid out of Fund assets over time;
•	Whether you qualify for any reduction or waiver of sales charges;
•	Whether you plan to take any distributions in the near future;
•	The availability of the share class;
•	The services that will be available to you;
•	The amount of compensation that your Financial Intermediary will receive; and
•	The advantages and disadvantages of each share class.
Please read this prospectus carefully, and then select the Fund and share class most appropriate for you and decide how much you want to invest. Each Fund may offer other classes of shares not included in this prospectus that have different expense levels, performance and eligibility requirements from the share classes offered in this prospectus. Call 1-800-480-4111 to obtain more information concerning these or other share classes. A Financial Intermediary may receive different compensation based on the share class sold.

Shares of the Funds have not been registered for sale outside of the United States. This prospectus is not intended for distribution to prospective investors outside of the United States. The Funds generally do not market or sell shares to investors domiciled outside of the United States, even, with regard to individuals, if they are citizens or lawful permanent residents of the United States.
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Class A	Class C	Class I	Class L
Eligibility [1,2]	May be purchased by the general public	May be purchased by the general public[3]	Limited to certain investors, including:
• Purchases directly from the Fund through JPMorgan Distribution Services, Inc. (the “Distributor”) by institutional investors, such as corporations, pension and profit sharing plans and foundations meeting the minimum investment requirements;
• Purchases through your Financial Intermediary or any other organization, including affiliates of JPMorgan Chase & Co. (JPMorgan Chase), authorized to act in a fiduciary, advisory or custodial capacity for its clients or customers;
• Purchases through a brokerage program of a Financial Intermediary that has entered into a written agreement with the Distributor to offer such shares (“Eligible Brokerage Program”); and
• Purchases by employees of JPMorgan Chase and its affiliates and officers or trustees of the J.P. Morgan Funds.[4]	Limited to certain investors, including:[9]
• Purchases directly from the Fund through the Distributor by institutional investors such as corporations, pension and profit sharing plans and foundations that meet the minimum investment requirements; and
• Purchases through your Financial Intermediary or any other organization, including affiliates of JPMorgan Chase authorized to act in a fiduciary, advisory or custodial capacity for its clients or customers.
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Investing with J.P. Morgan Funds (continued)
	Class A	Class C	Class I	Class L
Minimum Investment[1,5,6]	$1,000 for each Fund or $50, if establishing a monthly $50 Systematic Investment Plan[7]	$1,000 for each Fund or $50, if establishing a monthly $50 Systematic Investment Plan[7]	$1,000,000 — An investor can combine purchases of Class I Shares of other J.P. Morgan Funds in order to meet the minimum.

$1,000 for each Fund or $50, if establishing a monthly $50 Systematic Investment Plan for investments through an Eligible Brokerage Program.

$1,000 for each Fund or $50 if establishing a monthly $50 Systematic Investment Plan [7] for investments by employees of JPMorgan Chase and its affiliates and officers or trustees of the J.P. Morgan Funds[4]..
$3,000,000 — An investor can combine purchases of Class L Shares of other J.P. Morgan Funds in order to meet the minimum.
Minimum Subsequent Investments[1]	$50 [8]	$50 [8]	No minimum except $50 for investments by employees of JPMorgan Chase and its affiliates and officers or trustees of the J.P. Morgan Funds and investments through an Eligible Brokerage Program.	No minimum
Systematic Investment Plan	Yes	Yes	No except for investments by employees of JPMorgan Chase and its affiliates and officers or trustees of the J.P. Morgan Funds and investments through an Eligible Brokerage Program.	No
Systematic Redemption Plan	Yes	Yes	No except for investments by employees of JPMorgan Chase and its affiliates and officers or trustees of the J.P. Morgan Funds.	No
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	Class A	Class C	Class I	Class L
Front-End Sales Charge (refer to Sales Charges and Financial Intermediary Compensation Section for more details)	Up to 2.25% reduced or waived for large purchases and certain investors, eliminated for purchases of $250,000 or more for Limited Duration Bond Fund, Short Duration Bond Fund, and Short Duration Core Plus Fund. Up to 3.75% reduced or waived for large purchases and certain investors, eliminated for purchases of $1 million or more for Funds (other than Limited Duration Bond Fund, Short Duration Bond Fund, and Short Duration Core Plus Fund)	None	None	None
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Investing with J.P. Morgan Funds (continued)
	Class A	Class C	Class I	Class L
Contingent Deferred Sales Charge (CDSC) (refer to Sales Charges and Financial Intermediary Compensation Section for more details)	On purchases of $250,000 or more for Limited Duration Bond Fund, Short Duration Bond Fund, and Short Duration Core Plus Fund) ($500,000 or more for purchases made prior to March 31, 2018):
• 0.75% on redemptions made within 18 months after purchase.
On purchases of $1 million or more (for other than Limited Duration Bond Fund, Mortgage-Backed Securities Fund, Short Duration Bond Fund, and Short Duration Core Plus Fund Fund):
• 0.75% on redemption made within 18 months after purchase.
On purchases of $1 million or more for Mortgage-Backed Securities Fund
• 0.50% on redemptions made within 12 months after purchase.
	Waived under certain circumstances.	• 1.00% on redemptions made within 12 months after purchase. Waived under certain circumstances.	None	None
Distribution (12b-1) Fee	0.25% of the average daily net assets.	0.75% of the average daily net assets.	None	None
Service Fee	0.25% of the average daily net assets.	0.25% of the average daily net assets.	0.25% of the average daily net assets.	0.10% of the average daily net assets.
Redemption Fee	None	None	None	None
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	Class A	Class C	Class I	Class L
Conversion Feature[10]	None	Class C Shares will be converted to Class A Shares in the following instances:
• If an investor is eligible to purchase Class A Shares, then their Class C Share positions will convert to Class A Shares after 10 years, calculated from the first day of the month of purchase and processed on the tenth business day of the anniversary month.
		• If Class C Shares held in an account with a third party broker of record are transferred to an account with the Distributor after April 10, 2017, those Class C Shares will be converted to Class A Shares on the tenth business day of the month following the transfer.	None	None
Advantages	If you are eligible to have the sales charge reduced or eliminated or you have a long-term investment horizon, these shares have lower distribution fees over a longer term investment horizon than Class C Shares.	No front-end sales charge is assessed so you own more shares initially. These shares may make sense for investors who have a shorter investment horizon relative to Class A Shares.	No front-end sales charge or CDSC is assessed so you own more shares initially. In addition, Class I Shares have lower fees than Class A and Class C Shares.	No front-end sales charge or CDSC is assessed so you own more shares initially. In addition, Class L Shares have the lowest fee structure of the shares offered in this prospectus.
Disadvantages	A front-end sales charge is generally assessed, diminishing the number of shares owned. If you are eligible to have the sales charge reduced or eliminated, you may be subject to a CDSC. Class A Shares may not make sense for investors who have a shorter investment horizon relative to Class C Shares.	Shares are subject to CDSC and have higher ongoing distribution fees. This means that over the long term Class C Shares accrue higher fees than Class A Shares.	Limited availability and higher minimum initial investment than Class A and Class C Shares.	Limited availability and higher minimum initial investment than Class A, Class C and Class I Shares. Not all Funds have Class L Shares.

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Investing with J.P. Morgan Funds (continued)
[1]	Financial Intermediaries or other organizations making the Funds available to their clients or customers may impose minimums which may be different from the requirements for investors purchasing directly from the Funds.
[2]	Effective 4/3/17, new Group Retirement Plans (please see the Glossary for definition) are no longer eligible to purchase Class A, Class C, Class I or Class L Shares. Group Retirement Plans (and their successor, related and affiliated plans) which have these share classes of a Fund available to participants on or before April 3, 2017, may continue to open accounts for new participants in such share classes of the Fund and purchase additional shares in existing participant accounts. In addition, new Group Retirement Plans may purchase Class A, Class C, Class I or Class L Shares of the Funds until 12/31/18, if it is determined that the particular Group Retirement Plan is having operational difficulties in implementing new eligibility restrictions and receives the approval of the Fund and its Distributor to make purchases. Select Financial Intermediaries, which have received written approval from the Funds on behalf of existing Group Retirement Plan participants that hold Class C Shares, may purchase Class A. Shares.
[3]	Investors who hold shares in accounts where the Distributor is broker of record are no longer eligible to purchase Class C Shares. In addition, shareholders are ineligible to hold Class C Shares if they are eligible for conversion to Class A Shares.
[4]	May also be purchased directly from the Funds by officers, directors, trustees, retirees and employees and their immediate family members (i.e., spouses, domestic partners, children, grandchildren, parents, grandparents and any dependent of the person, as defined in section 152 of the Internal Revenue Code) of:
•	J.P. Morgan Funds
•	JPMorgan Chase and its subsidiaries and affiliates
[5]	Investment minimums may be waived for certain types of Group Retirement Plans, as well as for certain fee-based programs. The Funds reserve the right to waive any initial or subsequent investment minimum.
[6]	Please see “MINIMUM ACCOUNT BALANCE” for more information about minimum balance requirements.
[7]	You are eligible for the lower $50 initial investment amount as long as you agree to make regular monthly investments of at least $50 until you reach the required $1,000 investment amount per fund. Once the required amount is reached, you must maintain the minimum $1,000 investment in the Fund.
[8]	Minimum subsequent investment amount for Systematic Investment Plans established before 3/1/15 is $25.
[9]	The Class L Shares are publicly offered on a limited basis. Please see “Limited Offering of the Class L Shares” for more information.
[10]	Please see “Class C Shares Conversion Feature” for more information about the conversion feature.
Sales Charges and Financial Intermediary Compensation
The following section describes the various sales charges and other fees that you will pay if you purchase shares of the Funds. In addition, it describes the types of compensation paid to Financial Intermediaries for the sale of Fund shares and related services. The Distributor reserves the right to change sales charges, commissions and finder’s fees at any time.
To obtain information regarding sales charges and the reduction, and elimination or waiver of sales charges on Class A and Class C Shares of the Funds, see below, visit www.jpmorganfunds.com or call 1-800-480-4111. You may contact your Financial Intermediary about the reduction, elimination or waiver of sales charges. You may also contact your Financial Intermediary about any commissions charged by them on your purchase of Class I Shares.
Class A Shares
The public offering price of Class A Shares of each Fund is the net asset value (NAV) per share plus the applicable sales charge, unless you qualify for a waiver of the sales charge. The sales charge is allocated between your Financial Intermediary and the Distributor as shown in the tables below, except if the Distributor, in its discretion, re-allows the entire amount to your Financial Intermediary. In those instances in which the entire amount is re-allowed, such Financial Intermediaries may be deemed to be underwriters under the Securities Act of 1933.
The table below shows the front-end sales charge you would pay at different levels of investment, the commission paid to Financial Intermediaries, any finder’s fees paid to Financial Intermediaries and any applicable CDSC. Purchases at certain dollar levels, known as “breakpoints,” allow for a reduction in the front-end sales charge.
For the JPMorgan Limited Duration Bond Fund, the JPMorgan Short Duration Bond Fund and the JPMorgan Short Duration Core Plus Fund:
Class A Shares Amount of Investment	Sales Charge as a % of Offering Price	Sales Charge as a % of your Investment[1]	Commission as a % of Offering Price[2]	CDSC
Less than $50,000	2.25	2.30	2.00	0.00
$50,000 to $99.999	1.75	1.78	1.50	0.00
$100,000 to $249,999	1.25	1.27	1.00	0.00

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Amount of Investment	Sales Charge as a % of Offering Price	Sales Charge as a % of your Investment	Finder’s Fee as a % of your Investment[3]	CDSC as a % of your Redemption[3,4]
$250,000 to $3,999,999	0.00	0.00	0.75	0-18 months — 0.75%
$4,000,000 to $9,999,999	0.00	0.00	0.50
$10,000,000 or more	0.00	0.00	0.25
For the JPMorgan Mortgage-Backed Securities Fund:
Class A Shares Amount of Investment	Sales Charge as a % of Offering Price	Sales Charge as a % of your Investment[1]	Commission as a % of Offering Price[2]	CDSC
Less than $100,000	3.75	3.90	3.25	0.00
$100,000 to $249,999	3.25	3.36	2.75	0.00
$250,000 to $499,999	2.25	2.30	2.00	0.00
$500,000 to $999,999	1.75	1.78	1.50	0.00

Amount of Investment	Sales Charge as a % of Offering Price	Sales Charge as a % of your Investment	Finder’s Fee as a % of your Investment[3]	CDSC as a % of your Redemption[3,4]
$1,000,000 to $9,999,999	0.00	0.00	0.50	0-12 months —0.50%
$10,000,000 or more	0.00	0.00	0.25
For the Funds other than the JPMorgan Limited Duration Bond Fund, the JPMorgan Mortgage-Backed Securities Fund, the JPMorgan Short Duration Bond Fund, and the JPMorgan Short Duration Core Plus Fund:
Class A Shares Amount of Investment	Sales Charge as a % of Offering Price	Sales Charge as a % of your Investment[1]	Commission as a % of Offering Price[2]	CDSC
Less than $100,000	3.75	3.90	3.25	0.00
$100,000 to $249,999	3.25	3.36	2.75	0.00
$250,000 to $499,999	2.25	2.30	2.00	0.00
$500,000 to $999,999	1.75	1.78	1.50	0.00

Amount of Investment	Sales Charge as a % of Offering Price	Sales Charge as a % of your Investment	Finder’s Fee as a % of your Investment[3]	CDSC as a % of your Redemption[3,4]
$1,000,000 to $3,999,999	0.00	0.00	0.75	0-18 months —0.75%
$4,000,000 to $49,999,999	0.00	0.00	0.50
$50,000,000 or more	0.00	0.00	0.25
[1]	The actual sales charge you pay may differ slightly from the rates disclosed above due to rounding calculations.
[2]	The sales charge is allocated between your Financial Intermediary and the Distributor. The Distributor, at its discretion, may re-allow the entire sales charge to your Financial Intermediary; in those instances such Financial Intermediaries may be deemed to be underwriters under the Securities Act of 1933.
[3]	The Distributor or its affiliates pays any finder’s fee to your Financial Intermediary. The Distributor or its affiliates may withhold finder’s fees with respect to short- term investments.
[4]	Please see the “Exchanging Fund Shares” section for details regarding CDSC and exchanges.
The Distributor may also pay Financial Intermediaries a finder’s fee on sales to defined contribution plans with no minimum investment amount.
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Finder’s Fee Schedule for Defined Contribution Plans
For the JPMorgan Limited Duration Bond Fund, the JPMorgan Short Duration Bond Fund and the JPMorgan Short Duration Core Plus Fund:
Class A Shares Amount of Investment	Sales Charge as a % of Offering Price	Sales Charge as a % of your Investment	Finder’s Fee as a % of your Investment	CDSC as a % of your Redemption[1]
$0 to $3,999,999	0.00	0.00	0.75	0.00
$4,000,000 to $9,999,999	0.00	0.00	0.50	0.00
$10,000,000 or more	0.00	0.00	0.25	0.00
For JPMorgan Mortgage-Backed Securities Fund
Class A Shares Amount of Investment	Sales Charge as a % of Offering Price	Sales Charge as a % of your Investment	Finder’s Fee as a % of your Investment	CDSC as a % of your Redemption1
$ 0 to $ 9,999,999	0.00	0.00	0.50	0.00
$ 10,000,000 or more	0.00	0.00	0.25	0.00
For the Funds other than the JPMorgan Limited Duration Bond Fund, the JPMorgan Mortgage-Backed Securities Fund, the JPMorgan Short Duration Bond Fund and the JPMorgan Short Duration Core Plus Fund:
Class A Shares Amount of Investment	Sales Charge as a % of Offering Price	Sales Charge as a % of your Investment	Finder’s Fee as a % of your Investment	CDSC as a % of your Redemption[1]
$ 0 to $ 3,999,999	0.00	0.00	0.75	0.00
$ 4,000,000 to 49,999,999	0.00	0.00	0.50	0.00
$ 50,000,000 or more	0.00	0.00	0.25	0.00
[1]	If a plan redeems the shares for which a finder’s fee has been paid within 18 months of the purchase date (12 months for Mortgage Backed Securities Fund), no CDSC is charged; however, the Distributor reserves the right to reclaim the finder’s fee paid to the Financial Intermediary.
Class C Shares
The table below shows the amount of sales charge, commission paid and any CDSC that may be charged.
Class C Shares Amount of Investment	Sales Charge as a % of Offering Price	Sales Charge as a % of your Investment	Commission as a % of Offering Price	CDSC as a % of your Redemption
All Investments	0.00	0.00	1.00	0-12 months — 1.00%
Class I Shares and Class L Shares
There is no sales charge, commission or CDSC associated with Class I Shares or Class L Shares.
Reducing Your Class A Sales Charges
Each Fund permits you to reduce the front-end sales charge you pay on Class A Shares by exercising your Rights of Accumulation or Letter of Intent privileges. Both of these are described below.
Rights of Accumulation: For Class A Shares, a front-end sales charge can be reduced by breakpoint discounts based on the amount of a single purchase or through Rights of Accumulation. By using Rights of Accumulation, you may combine the current market value of any existing qualifying holdings and account types (as described below) with the amount of the current purchase to qualify for a breakpoint and reduced sales charge on the current purchase.
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Effective July 3, 2017, the amount of the sales charge will be calculated based on the higher of (a) the market value of your qualified holdings as of the last calculated NAV prior to your investment or (b) if you purchased shares after July 3, 2017, the initial value of total share purchases, or if you already held shares on July 3, 2017, the market value of the shares on that date, provided that, in either case, the value will be reduced by the market value on the applicable redemption date of any shares you have redeemed. Depending on their operational capabilities, Financial Intermediaries may utilize one or both of the methods described above so your holdings could be valued differently depending on where you hold your shares.
Letter of Intent: By signing a Letter of Intent, you may combine the current market value of any existing qualifying holdings and account types with the value that you intend to buy over a 13 month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase that you make during that 13 month period will receive the sales charge and breakpoint discount that applies to the total amount. The 13 month Letter of Intent period commences on the day that the Letter of Intent is received by the Funds or your Financial Intermediary, and you must inform your Financial Intermediary or the J.P. Morgan Funds that you have a Letter of Intent each time you make an investment. Purchases submitted prior to the date on which the Letter of Intent is received by the Funds or your Financial Intermediary are considered only in determining the level of sales charge that will be paid. The Letter of Intent will not result in a reduction in the amount of any previously paid sales charges.
A percentage of your investment will be held in escrow until the full amount covered by the Letter of Intent has been invested. If the terms of the Letter of Intent are not fulfilled by the end of the 13th month, you must pay the Distributor the difference between the sales charges applicable to the purchases at the time they were made and the reduced sales charges previously paid or the Distributor will liquidate sufficient escrowed shares to obtain the difference and/or adjust the shareholder’s account to reflect the correct number of shares that would be held after deduction of the sales charge. The Letter of Intent will be considered completed if the shareholder dies within the 13 month period covered by the Letter of Intent. Commissions to dealers will not be adjusted or paid on the difference between the Letter of Intent amount and the amount actually invested before the shareholder’s death. Calculations made to determine whether a Letter of Intent commitment has been fulfilled will be made on the basis of the amount invested prior to the deduction of any applicable sales charge.

Below are the qualifying holdings and account types that may be aggregated in order to exercise your Rights of Accumulation and Letter of Intent privileges to qualify for a reduced front-end sales charge on Class A Shares.
Qualifying Holdings: Class A, Class C, Class I and Class L Shares of J.P. Morgan Funds and Class A, Class B, Class C and Advisor Class units in New York’s 529 Advisor-Guided College Savings Program (NY529 Advisor-Guided Plan). Investments in the Institutional Class Shares of the J.P. Morgan Money Market Funds and in the JPMorgan 529 U.S. Government Money Market Portfolio are not included.
Qualifying Accounts:
1.	Your account(s);
2.	Account(s) of your spouse or domestic partner;
3.	Account(s) of children under the age of 21 who share your residential address;
4.	Trust accounts established by any of the individuals in items (1) through (3) above. If the person(s) who established the trust is deceased, the trust account may be aggregated with the account(s) of the primary beneficiary of the trust;
5.	Solely controlled business accounts; and
6.	Single-participant retirement plans of any of the individuals in items (1) through (3) above.
You may use your qualifying holdings and account types even if they are held at different Financial Intermediaries. In order to obtain any reduction in the sales charge by utilizing either the Rights of Accumulation or Letter of Intent privileges, you must, before each purchase of Class A Shares, inform your Financial Intermediary or the J.P. Morgan Funds if you have any existing holdings that may be aggregated with your current purchase in order to qualify for a reduced front-end sales charge.
In order to verify your eligibility for a reduced sales charge, you may be required to provide appropriate documentation, such as an account statement or the social security or tax identification number on an account, so that J.P. Morgan Funds may confirm (1) the value of each of your accounts invested in J.P. Morgan Funds or in the NY 529 Advisor-Guided Plan and (2) the value of the accounts owned by your spouse or domestic partner and by children under the age of 21 who share your residential address.
Certain Financial Intermediaries may not participate in extending the Rights of Accumulation or Letter of Intent privileges to your holdings in the NY529 Advisor-Guided Plan. Please check with your Financial Intermediary to determine whether the Financial Intermediary makes these privileges available with respect to NY 529 Advisor-Guided Plan investments.
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Additional information regarding the reduction of Class A sales charges is available in the Fund’s Statement of Additional Information. To determine if you are eligible for Rights of Accumulation or Letter of Intent privileges or to request a copy of the Statement of Additional Information, call 1-800-480-4111. These programs may be terminated or amended at any time.
Sales Charge Waivers
The availability of certain sales charge waivers and discounts will depend on whether you purchase your shares directly from the Fund or through a Financial Intermediary. Financial Intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or contingent deferred (back-end) sales load (“CDSC”) waivers, which are discussed in Appendix A. Shareholders will have to purchase Fund shares directly from the Fund or through another intermediary to receive the waivers or discounts discussed below.
Waiver of the Class A Sales Charge
No sales charge is imposed on Class A Shares of the Funds if the shares were:
1.	Bought with the reinvestment of dividends and capital gains distributions.
2.	Acquired in exchange for shares of another J.P. Morgan Fund if a comparable sales charge has been paid for the exchanged shares.
3.	Bought by officers, directors, trustees, retirees and employees, and their immediate family members (i.e., spouses, domestic partners, children, grandchildren, parents, grandparents and any dependent of the person, as defined in Section 152 of the Internal Revenue Code) of:
•	J.P. Morgan Funds.
•	JPMorgan Chase and its subsidiaries and affiliates.
Former employees and their immediate family members can make subsequent purchases in accounts established during the employee’s employment. Officers, directors, trustees, retirees and employees, and their immediate family members of J.P. Morgan Funds and JPMorgan Chase and its subsidiaries and affiliates may open new Class I Share accounts subject to a $1,000 minimum investment requirement provided such accounts are opened directly from the Funds and not through a Financial Intermediary. Class I Shares have lower expenses than Class A Shares. Please call 1-800-480-4111 for more information concerning all of the Funds’ other share classes.
4.	Bought by employees of:
•	DST Asset Manager Solutions, Inc. and its subsidiaries and affiliates.
•	Financial Intermediaries or financial institutions that have entered into dealer agreements with the Funds or the Distributor and their subsidiaries and affiliates (or otherwise have an arrangement with a Financial Intermediary or financial institution with respect to sales of Fund shares). This waiver includes the employees’ immediate family members (i.e., spouses, domestic partners, children, grandchildren, parents, grandparents and any dependent of the employee, as defined in Section 152 of the Internal Revenue Code).
5.	Bought by:
•	Employer sponsored retirement, deferred compensation, employee benefit plans (including health savings accounts) and trusts used to fund those plans. Employer sponsored plans include 401(k) plans, 457 plans, 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans, retiree health benefit plans and non-qualified deferred compensation plans. Traditional IRAs, Roth IRAs, Coverdell Education Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs and KEOGHs plans do not qualify under this waiver.
•	Financial Intermediaries, including affiliates of JPMorgan Chase, who have a dealer arrangement with the Distributor, act in a custodial capacity, or who place trades for their own accounts or for the accounts of their clients and who charge a management, asset allocation, consulting or other fee for their services.
•	Financial Intermediaries who have entered into an agreement with the Distributor and have been approved by the Distributor to offer Fund shares to investment brokerage programs in which the end shareholder makes investment decisions independent of a financial advisor; these programs may or may not charge a transaction fee.
•	Tuition programs that qualify under Section 529 of the Internal Revenue Code.
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•	A bank, trust company or thrift institution which is acting as a fiduciary exercising investment discretion, provided that appropriate notification of such fiduciary relationship is reported at the time of the investment to the Fund or the Fund’s Distributor.
6.	Bought in connection with plans of reorganization of a J.P. Morgan Fund, such as mergers, asset acquisitions and exchange offers to which a Fund is a party. However, you may pay a CDSC when you redeem the Fund shares you received in connection with the plan of reorganization.
7.	Purchased in Individual Retirement Accounts (IRAs) established prior to September 2, 2014:
i.	That were established through a rollover from a qualified retirement plan for which J.P. Morgan Retirement Plan Services LLC had a contractual relationship to provide recordkeeping for the plan (an “RPS Rollover IRA”) or an IRA that was subsequently established in connection with the RPS Rollover IRA;
ii.	Where JPMorgan Institutional Investments Inc. continues to be the broker of record for the IRA; and
iii.	Where UMB Bank, n.a. continues to serve as custodian for the IRA.
8.	Purchased in an account where the Distributor is the broker of record as of April 10, 2017.
To determine if you qualify for a sales charge waiver, call 1-800-480-4111 or contact your Financial Intermediary. These waivers may not continue indefinitely and may be discontinued at any time without notice.
Contingent Deferred Sales Charge (CDSC)
Certain redemptions of Class A and Class C Shares are subject to a CDSC. Please see “SALES CHARGES AND FINANCIAL INTERMEDIARY COMPENSATION” for the amount of the applicable CDSC. The CDSC is calculated by multiplying the original cost of the shares by the CDSC rate. For Class A Shares, the CDSC is calculated from the date of the purchase of the applicable shares. For Class C Shares, the Fund assumes that all purchases made in a given month were made on the first day of the month.
No CDSC is imposed on share appreciation, nor is a CDSC imposed on shares acquired through reinvestment of dividends or capital gains distributions.
To keep your CDSC as low as possible, the Funds will first redeem any shares that are not subject to a CDSC (i.e., shares that have been held for longer than the CDSC period or shares acquired through reinvestment of dividends or capital gains distributions), followed by the shares held for the longest time. You should retain any records necessary to substantiate historical costs because the Distributor, the Funds, the transfer agent and your Financial Intermediary may not maintain such information.
If you received Fund shares in connection with a fund reorganization, the CDSC applicable to your original shares (including the period of time you have held those shares) will be applied to the shares received in the reorganization.
Waiver of the Class A and Class C CDSC
No CDSC is imposed on redemptions of shares:
1.	If you participate in a Systematic Redemption Plan and withdraw no more than the amount permitted to be withdrawn without a CDSC. Please refer to Systematic Redemption Plan in the “HOW TO REDEEM” table below.
2.	Made due to the death or disability of a shareholder. For shareholders that become disabled, the redemption must be made within one year of initial qualification for Social Security disability payments or within one year of becoming disabled as defined in section 72(m)(7) of the Internal Revenue Code. This waiver is only available for accounts opened prior to the share- holder’s disability. In order to qualify for the waiver, the Distributor must be notified of the death or disability at the time of the redemption order and be provided with satisfactory evidence of such death or disability.
3.	That represent a required minimum distribution from your IRA Account or other qualifying retirement plan but only if you are at least age 70 1/2. If the shareholder maintains more than one IRA, only the assets in the IRA that is invested in one or more of the J.P. Morgan Funds are considered when calculating that portion of your required minimum distribution that qualifies for the waiver.
4.	That are part of a Fund-initiated event, such as mergers, liquidations, asset acquisitions, and exchange offers to which a Fund is a party, or result from a failure to maintain the required minimum balance in an account. However, you may pay a sales charge when you redeem the Fund shares you received in connection with the Fund-initiated event.
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5.	Exchanged into the same share class of other J.P. Morgan Funds. Your new Fund will be subject to the CDSC of the Fund from which you exchanged and the current holding period is carried over to your new shares. Please read “Exchanging Fund Shares” for more information.
6.	For Class C Shares only, if your Financial Intermediary has notified the Distributor before you invest that it is waiving its commission.
7.	Sold as a return of excess contributions from an IRA Account.
8.	Sold to pay the Distributor or a Financial Intermediary account-related fees (only if the transaction is initiated by the Distributor or the Financial Intermediary).
To see if you qualify for a CDSC waiver, call 1-800-480-4111 or contact your Financial Intermediary. These waivers may not continue indefinitely and may be discontinued at any time without notice.
Repurchase Rights
If you redeem shares in a mutual fund, Repurchase Rights may allow you to reinvest or repurchase shares at NAV during a defined time period.
1.	There is no sales charge on Class A Shares if they are bought with proceeds from the sale of Class A Shares of a J.P. Morgan Fund, but only if the purchase is made within 90 days of the sale or distribution. For purposes of this reinvestment policy, automatic transactions (for example, systematic purchases, systematic redemptions, and payroll deductions) are not eligible. Appropriate documentation may be required.
2.	There is no sales charge on Class A Shares if they are bought with proceeds from the sale of Class I Shares of a J.P. Morgan Fund or acquired in an exchange of Class I Shares of a J.P. Morgan Fund for Class A Shares of the same Fund, but only if the purchase is made within 90 days of the sale or distribution. For purposes of this reinvestment policy, automatic transactions (for example, systematic purchases, systematic redemptions, and payroll deductions) are not eligible. Appropriate documentation may be required.
3.	There is no sales charge on Class A Shares if they are bought with proceeds from the sale of Morgan Shares of the JPMorgan Prime Money Market Fund, provided that the Morgan Shares were acquired by an exchange from Class A Shares but only if the purchase is made within 90 days of the sale. Appropriate documentation may be required.
4.	If you repurchase Class C Shares within 90 days of a redemption, there will be no CDSC on the new Class C Shares. Appropriate documentation may be required.
Rule 12b–1 Fees
Each Fund described in this prospectus has adopted a Distribution Plan under Rule 12b-1 with respect to Class A and Class C Shares that allows it to pay distribution fees for the sale and distribution of those shares of the Funds. These fees are called “Rule 12b-1 fees.” Rule 12b-1 fees are paid by the Funds to the Distributor as compensation for its services and expenses in connection with the sale and distribution of Fund shares. The Distributor in turn pays all or part of these Rule 12b-1 fees to Financial Intermediaries that have agreements with the Distributor to sell shares of the Funds. The Distributor may pay Rule 12b-1 fees to its affiliates. Payments are not tied to actual expenses incurred.
The Rule 12b-1 fees (based on average daily net assets of the share class) vary by share class as follows:
Class	Rule 12b-1 Fee
Class A	0.25%
Class C	0.75%
Class I	None
Class L	None
Rule 12b-1 fees, together with the CDSC, help the Distributor sell Class C Shares without an upfront sales charge by defraying the costs of advancing brokerage commissions and other expenses paid to Financial Intermediaries.
Because Rule 12b-1 fees are paid out of Fund assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.
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Networking and Sub-Transfer Agency Fees
J.P. Morgan Funds have entered into agreements directly with Financial Intermediaries pursuant to which the Funds will pay the Financial Intermediary for services such as networking or sub-transfer agency (collectively, the “Sub-TA Agreements”). Sub-TA Agreement payments are generally based on either (1) a percentage of the average daily net assets of clients serviced by such Financial Intermediary up to a set maximum dollar amount per shareholder account serviced, or (2) a per account fee based on the number of accounts serviced by such Financial Intermediary. Sub-TA Agreement payments are in addition to, rather than in lieu of, Rule 12b-1 fees the Financial Intermediary may also be receiving pursuant to agreements with the Distributor for classes with Rule 12b-1 fees. From time to time, JPMIM or its affiliates may pay a portion of the fees for networking or sub-transfer agency at its or their own expense and out of its or their legitimate profits.
Effective April 3, 2017, the J.P. Morgan Funds ceased making direct payments to financial intermediaries for any applicable sub-transfer agency services. After this date, payments to financial intermediaries for sub-transfer agency services will be made by the Distributor, as shareholder servicing agent, from the service fee. From time to time, JPMIM or its affiliates may pay a portion of the sub-transfer agency fees at its or their own expense and out of its or their legitimate profits.
Service Fees
The Distributor, as shareholder servicing agent, receives an annual fee of up to the following fee (based on the average daily net assets of each class of a Fund).
Class	Service Fee
Class A	0.25%
Class C	0.25%
Class I	0.25%
Class L	0.10%
The Distributor may enter into service agreements with Financial Intermediaries under which it will pay all or a portion of that fee to such Financial Intermediaries for performing shareholder and administrative services.
Class C Shares Conversion Feature
Class C Shares will be converted to Class A Shares in the following instances:
•	If an investor is eligible to purchase Class A Shares, then their Class C Share positions will convert to Class A Shares after 10 years, calculated from the first day of the month of purchase and processed on the tenth business day of the anniversary month.
•	If Class C Shares held in an account with a third party broker of record are transferred to an account with the Distributor after April 10, 2017, those Class C Shares will be converted to Class A Shares on the tenth business day of the month following the transfer.
Because the share price of the Class A Shares may be higher than that of the Class C Shares at the time of conversion, you may receive fewer Class A Shares; however, the dollar value will be the same.
After conversion, your new shares will be subject to the lower Rule 12b-1 fees charged on Class A Shares. You will not be assessed any sales charges or fees for the conversion of shares, nor will you be subject to any federal income tax as a result of the conversion. You will not pay any contingent deferred sales charge (CDSC) when you sell Class A Shares that have converted from Class C Shares.
Purchasing Fund Shares
You may purchase shares directly from the J.P. Morgan Funds through the Distributor or through your Financial Intermediary.
This prospectus offers multiple share classes. Each share class has different sales charges and/or expenses. When deciding what share class to buy, you should consider the amount of your investment, the length of time you intend to hold the shares, the sales charges and expenses applicable to each share class and whether you qualify for any sales charge discounts. Please refer to “Choosing a Share Class” for investment minimums for initial and subsequent purchases and to help you determine which share class would be best for you.
Purchase and redemption orders will be accepted only on days that J.P. Morgan Funds are open for business. The Funds are open for business on each day the NYSE is open for trading. The NYSE is closed for trading on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.
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A purchase or redemption order received by a Fund prior to the close of regular trading on the NYSE (normally 4:00 p.m. ET) (“Fund Close”), on a day the Funds are open for business, will be effected at that day’s NAV. The Funds will not treat an intraday unscheduled disruption or closure in NYSE trading as a closure of the NYSE and will calculate NAV as of 4:00 p.m., ET if the particular disruption or closure directly affects only the NYSE. An order received after the Fund Close will generally be effected at the NAV determined on the next business day. However, orders received by Financial Intermediaries on a business day prior to the Fund Close and communicated to the Funds prior to such time as agreed upon by the Funds and the Financial Intermediary will be effected at the NAV determined on the business day the order was received by the Financial Intermediary.
A purchase order must be supported by all appropriate documentation and information in the proper form. The Fund may refuse to honor incomplete purchase orders.
Share ownership is electronically recorded; therefore, no certificate will be issued. A shareholder who purchases shares of a Fund that accrues dividends daily will not accrue a dividend on the day of the purchase.
If you purchase shares through your Financial Intermediary, contact your investment representative for their requirements and procedures. If a Financial Intermediary holds your shares, it is the responsibility of the Financial Intermediary to send your purchase order to the Fund. Your Financial Intermediary may have an earlier cut-off time for purchase orders.
If you purchase shares directly with the Funds, see the information below.
HOW TO PURCHASE DIRECTLY WITH THE J.P. MORGAN FUNDS
	Opening a New Account	Purchasing into an Existing Account
By Phone or Online

1-800-480-4111
Shareholder Services representatives
are available Monday through
Friday from 8:00 am to 7:00 pm ET.

www.jpmorganfunds.com
Note: Certain account types are not
available for online account access.
Please call for additional
information.	A new account generally may not be opened by phone or online.

Employees of JPMorgan Chase & Co. may open a new account online.

	A new fund position can be added to an existing account by phone or online if you have bank information on file. The minimum initial investment requirement must be met.	You must already have bank information on file. If we do not have bank information on file, you must submit written instructions. Please call for instructions on how to add bank information to your account.
By Mail Regular mailing address: J.P. Morgan Funds Services P.O. Box 8528 Boston, MA 02266-8528 Overnight mailing address: J.P. Morgan Funds Services 30 Dan Road Canton, MA 02021-2809	Mail the completed and signed application with a check to our Regular or Overnight mailing address. Refer to the Additional Information Regarding Purchases section	Please mail your check and include your name, the Fund name, and your fund account number.
All checks must be made payable to one of the following:
• J.P. Morgan Funds; or
• The specific Fund in which you are investing.
Please include your existing account number, if applicable.

All checks must be in U.S. dollars. The J.P. Morgan Funds do not accept credit cards, cash, starter checks, money orders or credit card checks. The Funds reserve the right to refuse “third-party” checks and checks drawn on non-U.S. financial institutions even if payment may be effected through a U.S. financial institution. Checks made payable to any individual or company and endorsed to J.P. Morgan Funds or a Fund are considered third-party checks.
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HOW TO PURCHASE DIRECTLY WITH THE J.P. MORGAN FUNDS
Opening a New Account	Purchasing into an Existing Account
By ACH or Wire[1]

1-800-480-4111

Wire Instructions:
DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169

Attn: J.P.Morgan Funds Services
ABA: 021 000 021
DDA: 323 125 832
FBO: Fund Name
Fund: Fund #
Account: Your Account # and
Your Account Registration	You may include bank information on your application for your initial purchase to be processed via Automated Clearing House (ACH) rather than sending a check.

New accounts cannot be opened by wire purchase.	Purchase by ACH: To process a purchase via ACH using bank information on file you may call us or process the purchase online.

Purchase by Wire: If you choose to pay by wire, please call to notify the Funds of your purchase. You must also initiate the wire with your financial institution.
Systematic Investment Plan[1]	You may include instructions to set up a Systematic Investment Plan on your application. Bank Information must be included. Refer to Choosing A Share Class for fund minimums.	If bank information is on file, you may call, go online or mail written instructions to start, edit or delete a Systematic Investment Plan.

You cannot have a Systematic Investment Plan and a Systematic Redemption Plan or Systematic Exchange Plan on the same fund account.

If bank information is not on file, you will be required to submit a completed form with your bank information and Systematic Investment Plan details.
[1]	The Funds currently do not charge for these services, but may impose a charge in the future. However, your bank may impose a charge for debiting your bank account.
Transactions by phone, fax or the Internet
You may access your account and conduct certain transactions using phone, fax or the J.P. Morgan Funds website. Phone conversations are recorded. The J.P. Morgan Funds and their agents use reasonable procedures to verify the identity of the shareholder. If these procedures are followed, the J.P. Morgan Funds and their agents are not liable for any losses, liability, cost or expenses (including attorney fees) that may occur from acting on unauthorized or fraudulent instructions. Therefore please take precautions to protect your account information and immediately review account statements or other information provided to you. In addition, a confirmation is sent promptly after a transaction. Please review it carefully and contact J.P. Morgan Funds Services or your Financial Intermediary immediately about any transaction you believe to be unauthorized. You may revoke your right to make purchases over the phone or by mailing written instructions to us.
You may not always reach J.P. Morgan Funds Services by phone or online. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your Financial Intermediary. We may modify or cancel the ability to purchase or redeem shares online or by phone without notice.
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Additional Information Regarding Purchases
Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open an account, we will ask for your name, residential or business street address, date of birth (for an individual), and other information that will allow us to identify you, including your social security number, tax identification number or other identifying number. The J.P. Morgan Funds cannot waive these requirements. The Funds are required by law to reject your Account Application if the required identifying information is not provided.
We will attempt to collect any missing information required on the Account Application by contacting either you or your Financial Intermediary. If we cannot obtain this information within the established time frame, your Account Application will be rejected. Amounts received prior to receipt of the required information will be held un-invested and will be returned to you without interest if your Account Application is rejected. If the required information is obtained, your investment will be accepted and you will pay the NAV per share next calculated after all of the required information is received, plus any applicable sales charge.
Once we have received all of the required information, federal law requires us to verify your identity. After an account is opened, we may restrict your ability to purchase additional shares until your identity is verified. If we are unable to verify your identity within a reasonable time, the Funds reserve the right to close your account at the current day’s NAV per share. If your account is closed for this reason, your shares will be redeemed at the NAV per share next calculated after the account is closed, less any applicable CDSC or fees. In addition, you will not be entitled to recoup any sales charges paid to a Fund in connection with your purchase of Fund shares.
Purchases by wire may be canceled if J.P. Morgan Funds Services does not receive payment by 4:00 p.m. ET on the settlement date. You will be responsible for any expenses and/or losses to the Funds.
Exchanging Fund Shares
An exchange is selling shares of one J.P. Morgan Fund and taking the proceeds to simultaneously purchase shares of another J.P. Morgan Fund. Before making an exchange request, you should read the prospectus of the J.P. Morgan Fund whose shares you would like to purchase by exchange. You can obtain a prospectus for any J.P. Morgan Fund by contacting your Financial Intermediary, by visiting www.jpmorganfunds.com, or by calling 1-800-480-4111.
EXCHANGE PRIVILEGES
Class A Shares of a Fund may be exchanged for:
• Class A Shares of another J.P. Morgan Fund,
• Morgan Shares of a J.P. Morgan money market fund (except for JPMorgan Prime Money Market Fund), or
• Another share class of the same Fund if you are eligible to purchase that class.
Class C Shares of a Fund may be exchanged for:
• Class C Shares of another J.P. Morgan Fund (except for JPMorgan Prime Money Market Fund). Your new Class C Shares will be subject to the CDSC of the Fund from which you exchanged, and the current holding period for your exchanged Class C Shares is carried over to your new shares.
• Class I or Class L Shares, if available, of the same fund provided you meet the eligibility requirements for the class you are exchanging into. In addition, the Class C Shares that you wish to exchange must not currently be subject to any CDSC.
Class I Shares of a Fund may be exchanged for:
• Class I Shares of another J.P. Morgan Fund,
• Morgan Shares of a J.P. Morgan money market fund (except JPMorgan Prime Money Market Fund), or
• Another share class of the same Fund if you are eligible to purchase that class.
Class L Shares of a Fund may be exchanged for:
• Class L Shares of another J.P. Morgan Fund, or
• Another share class of the same Fund if you are eligible to purchase that class.
In general, the same rules and procedures that apply to redemptions and purchases apply to exchanges:
•	All exchanges are subject to meeting any investment minimum or eligibility requirements of the new Fund and class.
•	The J.P. Morgan Funds will provide 60 days’ written notice of any termination of or material change to your exchange privilege.
•	All exchanges are based upon the net asset value that is next calculated after the Fund receives your order, provided the exchange out of one Fund must occur before the exchange into the other Fund.
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•	In order for an exchange to take place on the date that the order is submitted, the order must be received prior to the close of both the Fund that you wish to exchange into and the Fund that you wish to exchange out of, otherwise, the exchange will occur on the following business day on which both Funds are open.
•	A shareholder that exchanges into shares of a Fund that accrues dividends daily, including a money market fund, will not accrue a dividend on the day of the exchange. A shareholder that exchanges out of shares of a Fund that accrues a daily dividend will accrue a dividend on the day of the exchange.
•	The exchange privilege is not intended as a way for you to speculate on short-term movements in the market. Therefore, to prevent disruptions in the management of J.P. Morgan Funds, certain J.P. Morgan Funds limit excessive exchange activity as described in the “Frequent Trading Policy” section. Your exchange privilege will be limited or revoked if the exchange activity is considered excessive. In addition, any J.P. Morgan Fund may reject any exchange request for any reason, including if it is not in the best interests of the Fund and/or its shareholders to accept the exchange.
•	For Class A and Class C Shares only, you can set up a systematic exchange program to automatically exchange shares on a regular basis. However, you cannot have simultaneous systematic investment plans for the same Fund. You may call 1-800-480-4111 for complete instructions.
Generally, you will not pay a sales charge on an exchange except as specified below.
If you exchange Class A Shares or Class C Shares of a Fund that are subject to a CDSC for Class A or Class C Shares, respectively, of another Fund, you will not pay a CDSC at the time of the exchange, however:
1.	Your new Class A Shares or Class C Shares will be subject to the CDSC of the Fund from which you exchanged, and
2.	The current holding period for your exchanged Class A Shares or Class C Shares, is carried over to your new shares.
If you exchange Class A Shares of a Fund that is subject to a CDSC into Morgan Shares of a J.P. Morgan money market fund, you will be subject to the applicable CDSC at the time of the exchange.
Tax Consequences on Exchanges
Generally, an exchange between J.P. Morgan Funds is considered a sale and generally results in a capital gain or loss for federal income tax purposes. An exchange between classes of shares of the same Fund is generally not taxable for federal income tax purposes. You should talk to your tax advisor before making an exchange.
Redeeming Fund Shares
If you sell shares through your Financial Intermediary, contact your investment representative for their requirements and procedures. If a Financial Intermediary holds your shares, it is the responsibility of the Financial Intermediary to send your redemption order to the Fund. Your Financial Intermediary may have an earlier cut-off time for redemption orders.
If you sell shares directly with the Fund, see the information below.
Your redemption proceeds may be mailed to you at your address of record1, wired, or sent by ACH to a pre-existing bank account on file.
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Investing with J.P. Morgan Funds (continued)
HOW TO REDEEM
By Phone or Online Note: certain account types are not available for online account access.	Call us at 1-800-480-4111 Shareholder Services representatives are available Monday through Friday from 8:00 am to 7:00 pm ET. www.jpmorganfunds.com
By Mail	Regular mailing address: J.P. Morgan Funds Services P.O. Box 8528 Boston, MA 02266-8528 Overnight mailing address: J.P. Morgan Funds Services 30 Dan Road Canton, MA 02021-2809
Systematic Redemption Plan[2] Note: The Funds currently do not charge for this service, but may impose a charge in the future.	You may include instructions to set up a Systematic Redemption Plan on your application. Payment instructions must be included.

You may call, or mail written instructions to start, edit or delete a Systematic Redemption Plan.

You may send a written redemption request to your Financial Intermediary, if applicable, or to the Fund at the following address:

J.P. Morgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

You may redeem over the phone. Please see “Can I redeem by phone?” for more information.

If you own Class A or Class C Shares, the applicable CDSC will be deducted from those payments unless such payments are made: [3]
• Monthly and constitute no more than 1/12 of 10% of your then-current balance in the Fund each month; or
• Quarterly and constitute no more than 1/4 of 10% of your then-current balance in the Fund each quarter.
It may not be in your best interest to buy additional Class A Shares while participating in a Systematic Redemption Plan. This is because Class A Shares have an upfront sales charge.
[1]	You cannot request a redemption by check to be sent to an address updated within 15 days.
[2]	If the amount of the systematic payment exceeds the income earned by your account since the previous payment under the Systematic Redemption Plan, payments will be made by redeeming some of your shares. This will reduce the amount of your investment, up to possibly closing your account
[3]	Your current balance in the Fund for purposes of these calculations will be determined by multiplying the number of shares held by the last calculated NAV per share of the applicable class.
You may redeem some or all of your shares on any day that the Fund is open for business. You will not be permitted to enter a redemption order for shares purchased directly through J.P. Morgan Funds Services by check or through an ACH transaction for five business days following the acceptance of a purchase order unless you provide satisfactory proof that your purchase check or ACH transaction has cleared (sometimes referred to as uncollected shares).
If the Fund or Financial Intermediary receives your redemption order before the close of the NYSE (normally 4 p.m. ET or before 4:00 p.m. ET, if the NYSE closes before 4:00 p.m. ET), you will receive the NAV per share calculated after your redemption order is received in good order (meaning that it includes the information required by, and complies with security requirements implemented by, the Funds’ transfer agent or the Funds), minus the amount of any applicable CDSC or fees. Your Financial Intermediary may have an earlier cut-off time for redemption orders and may charge a fee to process redemption of shares. A shareholder that redeems out of shares of a Fund that accrues a daily dividend will accrue a dividend on the day of the redemption.
All redemption requests must be supported by valid identity authentication, the appropriate documentation (if applicable) and any necessary information in good order. Additional information may be required depending on the situation.
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For accounts held directly with the Funds, the length of time that the Funds typically expect to pay redemption proceeds depends on whether payment is made by ACH, wire or check. The Funds typically expect to make payments of redemption proceeds by wire or ACH on the next business day following receipt of the redemption order by the Funds. For payment by check, the Funds typically expect to mail the check on the next business day following receipt of the redemption order by the Funds.
For accounts held through Financial Intermediaries, the length of time that the Funds typically expect to pay redemption proceeds depends on the method of payment and the agreement between the Financial Intermediary and the Funds. For redemption proceeds that are paid directly to you by the Fund, the Fund typically expects to make payments by wire or ACH or by mailing a check on the next business day following the Fund’s receipt of a redemption order from the Financial Intermediary. For payments that are made to your Financial Intermediary for transmittal to you, the Funds expect to pay redemption proceeds to the Financial Intermediary within 1 to 3 business days following the Fund’s receipt of the redemption order from the Financial Intermediary.
Payment of redemption proceeds may take longer than the time a Fund typically expects and may take up to seven days as permitted by the Investment Company Act of 1940.
Transactions by phone, fax or the Internet
You may access your account and conduct certain transactions using phone, fax or the J.P. Morgan Funds website. Phone conversations are recorded. The J.P. Morgan Funds and their agents use reasonable procedures to verify the identity of the shareholder. If these procedures are followed, the J.P. Morgan Funds and their agents are not liable for any losses, liability, cost or expenses (including attorney fees) that may occur from acting on unauthorized or fraudulent instructions. Therefore please take precautions to protect your account information and immediately review account statements or other information provided to you. In addition, a confirmation is sent promptly after a transaction. Please review it carefully and contact J.P. Morgan Funds Services or your Financial Intermediary immediately about any transaction you believe to be unauthorized. You may revoke your right to make redemptions over the phone or by mailing written instructions to us.
You may not always reach J.P. Morgan Funds Services by phone or online. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your Financial Intermediary. We may modify or cancel the ability to purchase or redeem shares online or by phone without notice.
Additional Information Regarding Redemptions
Medallion signature guarantees may be required if:
•	You want to redeem shares with a value of $50,000 or more and you want to receive your proceeds in the form of a check; or
•	You want your payment sent to an address, bank account or payee other than the one currently designated on your Fund account.
The Fund may refuse to honor incomplete redemption orders.
The Fund may suspend your ability to redeem when:
1.	Trading on the NYSE is restricted;
2.	The NYSE is closed (other than weekend and holiday closings);
3.	Federal securities laws permit;
4.	The SEC has permitted a suspension; or
5.	An emergency exists, as determined by the SEC.
You generally will recognize a gain or loss on a redemption for federal income tax purposes. You should talk to your tax advisor before making a redemption.
Generally, all redemptions will be for cash. The J.P. Morgan Funds typically expect to satisfy redemption requests by selling portfolio assets or by using holdings of cash or cash equivalents. On a less regular basis, the Funds may also satisfy redemption requests by borrowing from another Fund, by drawing on a line of credit from a bank, or using other short-term borrowings from its custodian. These methods may be used during both normal and stressed market conditions. In addition to paying redemption proceeds in cash, if you redeem shares worth $250,000 or more, the Funds reserve the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash. If payment is made in securities, the Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the Fund and its remaining shareholders. If you receive a redemption in-kind, securities received by you may be subject to market risk and you could incur taxable gains and
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brokerage or other charges in converting the securities to cash. While the Funds do not routinely use redemptions in-kind, the Funds reserve the right to use redemptions in-kind to manage the impact of large redemptions on the Funds. Redemption in-kind proceeds will typically be made by delivering a pro-rata amount of a Fund’s holdings that are readily marketable securities to the redeeming shareholder within seven days after the Fund’s receipt of the redemption order.
Minimum Account Balance
Due to the relatively high cost of maintaining small accounts, if your account value falls below the required minimum balance, the Fund reserves the right to redeem all of the remaining shares in your account and close your account or charge an annual below minimum account fee of $10 per Fund. This fee only applies to Class A, Class C and Class I accounts held by employees or through an Eligible Brokerage Program. Before either of these actions is taken, you will be given 60 days advance written notice in order to provide you with time to increase your account balance to the required minimum, by purchasing sufficient shares, in accordance with the terms of this prospectus. Accounts participating in a qualifying Systematic Investment Plan will not be subject to redemption fees or the imposition of the $10 fee as long as the systematic payments to be made will increase the account value above the required minimum balance within one year of the establishment of the account.
1.	To collect the $10 below minimum account fee, the Fund will redeem $10 worth of shares from your account. Shares redeemed for this reason will not be charged a CDSC, if applicable.
2.	If your account falls below the required minimum balance and is closed as a result, you will not be charged a CDSC, if applicable.
Closings, Reorganizations and Liquidations
To the extent authorized by law, each Fund reserves the right to discontinue offering shares at any time, to merge or reorganize itself or a share class, or to cease operations and liquidate at any time.
Limited Offering of the Class L Shares
The Funds’ Class L Shares are publicly offered only on a limited basis. Investors are not eligible to purchase Class L Shares of the Funds except as described below. In addition, a Fund may from time to time, in its sole discretion based on a Fund’s net asset levels and other factors, limit new purchases into a Fund or otherwise modify the closure policy at any time on a case-by-case basis.
Except as otherwise described below, shareholders of record are permitted to continue to purchase Class L Shares; if the shareholder of record is an omnibus account, beneficial owners in that account as of December 1, 2016 (“the Transition Date”) are permitted to continue to purchase Class L Shares.
•	Existing shareholders of Class L Shares of a Fund are able to continue to purchase additional Class L Shares of that Fund in their existing Fund accounts either through J.P. Morgan Funds Services or a Financial Intermediary and may continue to reinvest dividends or capital gains distributions from shares owned in the Fund;
•	Existing shareholders of Class L Shares of a Fund are able to add to their existing Fund accounts through exchanges from Class L Shares of other Funds;
•	Group Retirement Plans (as defined in the Glossary) may continue to use the Class L Shares of a Fund under certain circumstances. Effective April 3, 2017, new Group Retirement Plans are not eligible to purchase Class L Shares. Group Retirement Plans (and their successor, related and affiliated plans) which have Class L Shares of a Fund available to participants on or before April 3, 2017, may continue to open accounts for new participants in Class L Shares of a Fund and purchase additional shares in existing participant accounts. In addition, new Group Retirement Plans may purchase Class L Shares of a Fund until December 31, 2018, if it is determined that the particular Group Retirement Plan is having operational difficulties in implementing the new eligibility restrictions and receives the approval of the particular Fund and its Distributor;
•	Current and future J.P. Morgan Funds that are permitted to invest in other J.P. Morgan Funds may purchase Class L Shares of a Fund;
•	New York’s 529 Advisor-Guided College Savings Program may continue to utilize Class L Shares for new and existing program accounts;
•	Registered investment advisors using an approved custodial platform may utilize Class L Shares of any Fund in fee-based advisory programs for both new and existing program accounts;
•	Banks and trust companies acting as a fiduciary and using an approved custodial platform may continue to utilize Class L Shares of any Fund for new and existing customer accounts. New banks or trust companies may utilize a Fund only with the approval of that Fund and its distributor; and
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•	Other fee-based advisory programs currently utilizing a Fund may continue to utilize the Class L Shares of that particular Fund for new and existing program accounts and any new affiliated program.
If all Class L Shares of a Fund in an existing shareholder’s account are voluntarily redeemed or involuntarily redeemed (due to instances when a shareholder does not meet aggregate account balance minimums), then the shareholder’s account will be closed. Such former shareholders will not be able to buy additional Class L Shares or reopen their accounts in Class L Shares unless a former shareholder makes his or her repurchase within 90 days of the redemption. These repurchase restrictions, however, do not apply to participants in groups listed above as eligible to continue to purchase even if the plan or program would liquidate its entire position. If shares are purchased through a financial intermediary, contact your investment representative for their requirements and procedures.
Frequent Trading Policy
J.P. Morgan Funds do not authorize market timing and, except for the Funds identified below, use reasonable methods to identify market timers and to prevent such activity. However, there can be no assurance that these methods will prevent market timing or other trading that may be deemed abusive. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short-term market movements. Market timing may result in dilution of the value of Fund shares held by long-term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders. Although market timing may affect any Fund, these risks may be higher for Funds that invest significantly in non-U.S. securities or thinly traded securities (e.g., certain small cap securities), such as international, global or emerging market funds or small cap funds. For example, when a Fund invests in securities trading principally in non-U.S. markets that close prior to the close of the NYSE, market timers may seek to take advantage of the difference between the prices of these securities at the close of their non-U.S. markets and the value of such securities when the Fund calculates its net asset value.
J.P. Morgan Funds or the Distributor will prohibit any purchase order (including exchanges) with respect to one investor, a related group of investors or their agent(s) where they detect a pattern of either purchases and sales of one of the J.P. Morgan Funds, or exchanges between or among J.P. Morgan Funds, that indicates market timing or trading that they determine is abusive.
Although J.P. Morgan Funds use a variety of methods to detect and deter market timing, there is no assurance that the Funds’ own operational systems and procedures will identify and eliminate all market timing strategies. For example, certain accounts, which are known as omnibus accounts, include multiple investors and such accounts typically provide the Funds with a net purchase or redemption order on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers are not known by the Funds. While the Funds seek to monitor for market timing activities in omnibus accounts, the netting effect limits the Funds’ ability to locate and eliminate individual market timers. As a result, the Funds are often dependent upon Financial Intermediaries who utilize their own policies and procedures to identify market timers. These policies and procedures may be different than those utilized by the Funds.
The Boards of J.P. Morgan Funds have adopted various policies and procedures to identify market timers, including reviewing “round trips” in and out of J.P. Morgan Funds by investors. A “round trip” includes a purchase or exchange into a Fund followed or preceded by a redemption or exchange out of the same Fund. If the Distributor detects that you have completed two round trips within 60 days in the same Fund, the Distributor will reject your purchase and exchange orders for a period of at least 90 days. For subsequent violations, the Distributor may, in its sole discretion, reject your purchase and exchange orders temporarily or permanently. In identifying market timers, the Distributor may also consider activity of accounts that it believes to be under common ownership or control.
J.P. Morgan Funds have attempted to put safeguards in place to assure that Financial Intermediaries have implemented procedures designed to deter market timing and abusive trading. Despite these safeguards, there is no assurance that the Funds will be able to effectively identify and eliminate market timing and abusive trading in the Funds particularly with respect to omnibus accounts.
J.P. Morgan Funds will seek to apply the Funds’ market timing policies and restrictions as uniformly as practicable to accounts with the Funds, except with respect to the following:
1.	Trades that occur through omnibus accounts at Financial Intermediaries as described above;
2.	Purchases, redemptions and exchanges made on a systematic basis;
3.	Automatic reinvestments of dividends and distributions;
4.	Purchases, redemptions or exchanges that are part of a rebalancing program, such as a wrap, advisory or bona fide asset allocation program, which includes investment models developed and maintained by a financial intermediary;
5.	Redemptions of shares to pay fund or account fees;
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6.	Transactions initiated by the trustee or adviser to a donor-advised charitable gift fund;
7.	Transactions in Section 529 college savings plans;
8.	Transactions in Fund of Fund Products; and
9.	Transactions within a Retirement account such as:
•	Shares redeemed to return an excess contribution;
•	Transactions initiated by sponsors of group employee benefit plans or other related accounts;
•	Retirement plan contributions, loans, distributions, and hardship withdrawals;
•	IRA re-characterizations and conversions; and
•	IRA purchases of shares by asset transfer or direct rollover.
In addition to rejecting purchases, in connection with suspected market timing activities, the Distributor can reject a purchase (including purchases for the Funds listed below) for any reason, including purchases that it does not think are in the best interests of a Fund and/or its shareholders or if it determines the trading to be abusive. Your Financial Intermediary may also have additional procedures for identifying market timers and rejecting or otherwise restricting purchases and/or exchanges.
Certain J.P. Morgan Funds are intended for short-term investment horizons and do not monitor for market timers or prohibit such short-term trading activity. Those Funds are the JPMorgan Short Duration Bond Fund, JPMorgan Short Duration Core Plus Fund, JPMorgan Short-Intermediate Municipal Bond Fund, JPMorgan Limited Duration Bond Fund, JPMorgan Managed Income Fund, JPMorgan Ultra-Short Municipal Fund and the J.P. Morgan Money Market Funds. Although these Funds are managed in a manner that is consistent with their investment objectives, frequent trading by shareholders may disrupt their management and increase their expenses.
Valuation
Shares are purchased at net asset value (NAV) per share, plus a sales charge, if any. This is also known as the offering price. Shares are also redeemed at NAV, minus any applicable CDSC. The NAV of each class within a Fund varies, primarily because each class has different class-specific expenses such as distribution and service fees.
The NAV per share of a class of a Fund is equal to the value of all the assets attributable to that class, minus the liabilities attributable to that class, divided by the number of outstanding shares of that class. The following is a summary of the procedures generally used to value J.P. Morgan Funds’ investments.
Securities for which market quotations are readily available are generally valued at their current market value. Other securities and assets, including securities for which market quotations are not readily available; market quotations are determined not to be reliable; or, their value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded but before a Fund’s NAV is calculated, may be valued at fair value in accordance with policies and procedures adopted by the J.P. Morgan Funds’ Board of Trustees. Fair value represents a good faith determination of the value of a security or other asset based upon specifically applied procedures. Fair valuation may require subjective determinations. There can be no assurance that the fair value of an asset is the price at which the asset could have been sold during the period in which the particular fair value was used in determining a Fund’s NAV.
Equity securities listed on a North American, Central American, South American or Caribbean securities exchange are generally valued at the last sale price on the exchange on which the security is principally traded. Other foreign equity securities are fair valued using quotations from an independent pricing service, as applicable. The value of securities listed on the NASDAQ Stock Market, Inc. is generally the NASDAQ official closing price.
Fixed income securities are valued using prices supplied by an approved independent third party or affiliated pricing services or broker/dealers. Those prices are determined using a variety of inputs and factors as more fully described in the Statement of Additional Information.
Assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at the prevailing market rates from an approved independent pricing service as of 4:00 p.m. ET.
Shares of ETFs are generally valued at the last sale price on the exchange on which the ETF is principally traded. Shares of open-end investment companies are valued at their respective NAVs.
Options (e.g., on stock indices or equity securities) traded on U.S. equity securities exchanges are valued at the composite mean price, using the National Best Bid and Offer quotes at the close of options trading on such exchanges.
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Options traded on foreign exchanges or U.S. commodity exchanges are valued at the settled price, or if no settled price is available, at the last sale price available prior to the calculation of a Fund’s NAV and will be fair valued by applying fair value factor provided by independent pricing services, as applicable, for any options involving equity reference obligations listed on exchanges other than North American, Central American, South American or Caribbean securities exchanges.
Exchange traded futures (e.g., on stock indices, debt securities or commodities) are valued at the settled price, or if no settled price is available, at the last sale price as of the close of the exchanges on which they trade. Any futures involving equity reference obligations listed on exchanges other than North American, Central American, South American or Caribbean securities exchanges will be fair valued by applying fair value factors provided by independent pricing services, as applicable.
Non-listed over-the-counter options and futures are valued utilizing market quotations provided by approved pricing services.
Swaps and structured notes are priced generally by an approved independent third party or affiliated pricing service or at an evaluated price provided by a counterparty or broker/dealer.
Any derivatives involving equity reference obligations listed on exchanges other than North American, Central American, South American or Caribbean securities exchanges will be fair valued by applying fair value factors provided by independent pricing services, as applicable.
NAV is calculated each business day as of the close of the NYSE, which is typically 4:00 p.m. ET. On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, NAV will be calculated as of the time the NYSE closes. The Funds will not treat an intraday unscheduled disruption or closure in NYSE trading as a closure of the NYSE and will calculate NAV as of 4:00 p.m., ET if the particular disruption or closure directly affects only the NYSE. The price at which a purchase is effected is based on the next calculation of NAV after the order is received in proper form in accordance with this prospectus. To the extent a Fund invests in securities that are primarily listed on foreign exchanges or other markets that trade on weekends or other days when a Fund does not price its shares, the value of a Fund’s shares may change on days when you will not be able to purchase or redeem your shares.
Distributions and Taxes
Each Fund has elected to be treated and intends to qualify each taxable year as a regulated investment company. A regulated investment company is not subject to tax at the corporate level on income and gains from investments that are distributed to shareholders. A Fund’s failure to qualify as a regulated investment company would result in corporate-level taxation and, consequently, a reduction in income available for distribution to shareholders.
Each Fund can earn income and realize capital gain. Each Fund deducts any expenses and then pays out the earnings, if any, to shareholders as distributions.
The Income Fund generally distributes net investment income, if any, at least monthly. In connection with the Income Fund’s strategy of managing distributions throughout the year to help minimize fluctuations in monthly dividends, the Income Fund may not distribute all of its net investment income on a monthly basis. The Income Fund will distribute its net realized capital gains, if any, at least annually but may distribute gains more frequently in connection with the Income Fund’s strategy of managing distributions. For each taxable year, the Income Fund will generally distribute substantially all of its net investment income and net realized capital gains. However, in connection with the Income Fund’s strategy of managing distributions, the Income Fund may carry over a portion of undistributed income from one calendar year to the next, which may be subject to an excise tax in accordance with Internal Revenue Code. The Income Fund intends to make distributions sufficient to avoid imposition of an excise tax, although the Income Fund reserves the right to pay an excise tax in certain circumstances.
The other Funds also generally distribute net investment income, if any, on a monthly basis. Such Funds will distribute net realized capital gains, if any, at least annually. For each taxable year, each such Fund will distribute substantially all of its net investment income and net realized capital gains.
You have the following options for your distributions. You may:
•	Reinvest all distributions in additional Fund shares;
•	Take distributions of net investment income in cash and reinvest distributions of net capital gain in additional shares;
•	Take distributions of net capital gain in cash and reinvest distributions of net investment income; or
•	Take all distributions in cash.
If you do not select an option when you open your account, we will reinvest all distributions. If your distributions are reinvested, they will be in the form of shares of the same class without a sales charge. If you take your distributions in cash, you can choose to have a check mailed to your address of record or you can have them deposited into a pre-assigned bank account. The taxation of the dividends will not be affected whether you have them deposited into a bank account or sent by check.
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Investing with J.P. Morgan Funds (continued)
Distributions of net investment income generally are taxable as ordinary income. Dividends of net investment income paid to a non-corporate U.S. shareholder that are properly reported as qualified dividend income generally will be taxable to such shareholder at a maximum individual federal income tax rate of either 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts. The amount of dividend income that may be so reported by a Fund generally will be limited to the aggregate of the eligible dividends received by the Fund. In addition, each Fund must meet certain holding period and other requirements with respect to the shares on which the Fund received the eligible dividends, and the non-corporate U.S. shareholder must meet certain holding period and other requirements with respect to the Fund shares. Dividends of net investment income that are not reported as qualified dividend income and dividends of net short-term capital gain will be taxable to a U.S. shareholder as ordinary income.
Distributions of net capital gain (that is, the excess of the net gains from the sale of investments that the Fund owned for more than one year over the net losses from investments that the Fund owned for one year or less) that are properly reported by a Fund as capital gain dividends will be taxable as long-term capital gain, regardless of how long you have held your shares in the Fund. The maximum individual federal income tax rate applicable to long-term capital gains is generally either 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts. Distributions of net short-term capital gain (that is, the excess of any net short-term capital gain over net long-term capital loss), if any, will be taxable to U.S. shareholders as ordinary income. Capital gain of a corporate shareholder is taxed at the same rate as ordinary income.
An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.
If you buy shares of a Fund just before a distribution, you will be subject to tax on the entire amount of the taxable distribution you receive. Distributions are taxable to you even if they are paid from income or gains earned by a Fund before your investment (and thus were included in the price you paid for your Fund shares). Any gain resulting from the sale or exchange of Fund shares generally will be taxable as long-term or short-term gain, depending upon how long you have held your shares.
Each Fund is generally subject to foreign withholding or other foreign taxes, which in some cases can be significant on any income or gain from investments in foreign stocks or securities. In that case, the Fund’s total return on those securities would be decreased.
Each Fund may generally deduct these taxes in computing its taxable income. Rather than deducting these foreign taxes, a Fund that invests more than 50% of its assets in the stock or securities of foreign corporations or foreign governments at the end of its taxable year may make an election to treat a proportionate amount of eligible foreign taxes as constituting a taxable distribution to each shareholder, which would, subject to certain limitations, generally allow the shareholder to either (i) credit that proportionate amount of taxes against U.S. Federal income tax liability as a foreign tax credit or (ii) take that amount as an itemized deduction. Although in some cases the Fund may be able to apply for a refund of a portion of such taxes, the ability to successfully obtain such a refund may be uncertain.
A Fund’s investments in certain debt obligations, derivative instruments and so-called “passive foreign investment companies” may require such Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, a Fund may be required to liquidate other investments in its portfolio that it otherwise would have continued to hold, including when it is not advantageous to do so.
A Fund’s investments in REIT securities also may result in the Fund’s receipt of cash in excess of the REIT’s earnings; if a Fund distributes such amounts, such distributions could constitute a return of capital to Fund shareholders for federal income tax purposes.
A Fund’s transactions in futures contracts, short sales, swaps and other derivatives will be subject to special tax rules, the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund’s securities, and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. A Fund’s use of these types of transactions may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions.
Please see the Statement of Additional Information for additional discussion of the tax consequences of the above-described and other investments to each Fund and its shareholders.
The dates on which net investment income and capital gain dividends, if any, will be distributed are available online at www.jpmorganfunds.com.
Early in each calendar year, each Fund will send you a notice showing the amount of distributions you received during the preceding calendar year and the tax status of those distributions.
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The Funds are not intended for foreign shareholders. Any foreign shareholders would generally be subject to U.S. tax-withholding on distributions by the Funds, as discussed in the Statement of Additional Information.
Distributions by a Fund to retirement plans and other entities that qualify for tax-exempt or tax-deferred treatment under federal income tax laws will generally not be taxable. Special tax rules apply to investments through such plans. The tax considerations described in this section do not apply to such tax-exempt or tax-deferred entities or accounts. You should consult your tax advisor to determine the suitability of a Fund as an investment and the tax treatment of distributions.
Any investor for whom a Fund does not have a valid Taxpayer Identification Number may be subject to backup withholding.
The above is a general summary of tax implications of investing in the Funds. Because each investor’s tax consequences are unique, please consult your tax advisor to see how investing in a Fund and, for individuals and S corporations, selection of a particular cost method of accounting will affect your own tax situation.

IMPORTANT TAX REPORTING CONSIDERATIONS
Your Financial Intermediary or the Fund (if you hold your shares in a Fund direct account) will report gains and losses realized on redemptions of shares for shareholders who are individuals and S corporations purchased after January 1, 2012 to the Internal Revenue Service (IRS). This information will also be reported to you on Form 1099-B and the IRS each year. In calculating the gain or loss on redemptions of shares, the average cost method will be used to determine the cost basis of Fund shares purchased after January 1, 2012 unless you instruct the Fund in writing at J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528 that you want to use another available method for cost basis reporting (for example, First In, First Out (FIFO), Last In, First Out (LIFO), Specific Lot Identification (SLID) or High Cost, First Out (HIFO)). If you designate SLID as your cost basis method, you will also need to designate a secondary cost basis method (Secondary Method). If a Secondary Method is not provided, the Funds will designate FIFO as the Secondary Method and will use the Secondary Method with respect to systematic redemptions.
Not all cost basis methods are available. Please contact the Fund at J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528 for more information on the available methods for cost basis reporting. To determine which available cost basis method is best for you, you should consult with your tax advisor. Please note that you will be responsible for calculating and reporting gains and losses on redemptions of shares purchased prior to January 1, 2012 to the IRS as such information will not be reported by the Fund and may not be maintained by your Financial Intermediary.
Your Financial Intermediary or the Fund (if you hold your shares in a Fund direct account) is also required to report gains and losses to the IRS in connection with redemptions of shares by S corporations. If a shareholder is a corporation and has not instructed the Fund that it is a C corporation in its account application or by written instruction to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528, the Fund will treat the shareholder as an S corporation and file a Form 1099-B.
Shareholder Statements and Reports
J.P. Morgan Funds or your Financial Intermediary will send you transaction confirmation statements and quarterly account statements. Please review these statements carefully. The Funds will correct errors if notified within one year of the date printed on the transaction confirmation or account statement, except that, with respect to unfulfilled Letters of Intent, the Funds may process corrections up to 15 months after the date printed on the transaction confirmation or account statement. Your Financial Intermediary may have a different cut-off time. J.P. Morgan Funds will charge a fee for requests for statements that are older than two years. Please retain all of your statements, as they could be needed for tax purposes.
To reduce expenses and conserve natural resources, the J.P. Morgan Funds will deliver a single copy of prospectuses and financial reports to individual investors who share a residential address, provided they have the same last name or the J.P. Morgan Funds reasonably believe they are members of the same family. If you would like to receive separate mailings, please call 1-800-480-4111 and the Funds will begin individual delivery within 30 days. If you would like to receive these documents by e-mail, please visit www.jpmorganfunds.com and sign up for electronic delivery.
If you hold your Fund shares directly, you may access your account statements at www.jpmorganfunds.com.
After each fiscal half year you will receive a financial report from the Funds. In addition, the Funds will periodically send you proxy statements and other reports.
If you have any questions or need additional information, please write to J.P. Morgan Funds Services at P.O. Box 8528, Boston, MA 02266-8528, call 1-800-480-4111 or visit www.jpmorganfunds.com.
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Investing with J.P. Morgan Funds (continued)
Availability of Proxy Voting Record
The Trustees for each Fund have delegated the authority to vote proxies for securities owned by the Funds to the applicable investment adviser. A copy of each Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or on J.P. Morgan Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. Each Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.
Portfolio Holdings Disclosure
No sooner than three calendar days after the end of each month for the Core Bond Fund, Short Duration Bond Fund and Strategic Income Opportunities Fund and no sooner than seven calendar days after the end of each month for the Funds, other than the Core Bond Fund, Short Duration Bond Fund and Strategic Income Opportunities Fund, each Fund will make available upon request an uncertified, complete schedule of its portfolio holdings as of the last day of that month. Not later than 60 days after the end of each fiscal quarter, each Fund will make available a complete schedule of its portfolio holdings as of the last day of that quarter.
In addition to providing hard copies upon request, the Funds will post these schedules on the J.P. Morgan Funds’ website at www.jpmorganfunds.com. In addition, the quarterly schedules will be posted on the SEC’s website at www.sec.gov. From time to time, each Fund may post portfolio holdings on the J.P. Morgan Funds’ website on a more timely basis.
Each Fund may disclose the Fund’s 10 largest portfolio holdings and the percentage that each of these 10 holdings represent of the Fund’s portfolio as of the most recent month’s end, online at www.jpmorganfunds.com, no sooner than 10 calendar days after month’s end.
Shareholders may request portfolio holdings schedules at no charge by calling 1-800-480-4111. A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Statement of Additional Information.
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Glossary of Common Investment Terminology
For the purpose of the “INVESTING WITH J.P. MORGAN FUNDS” section, references to “account” and “Fund” are not interchangeable. Fund refers to an individual mutual fund position. An account may be invested in a single Fund or multiple Funds.
Breakpoints — Differences in sales charges that are assessed based on the amount of purchases. The larger the investment, the lower the sales charge.
Capital Gains Distribution — Payment to mutual fund shareholders of gains realized on securities that a Fund has sold at a profit, minus any realized losses.
Contingent Deferred Sales Charge (CDSC) — A back-end sales charge imposed when shares are redeemed from a Fund. This fee usually declines over time.
Dividend Distribution — Payment to mutual fund shareholders of income from interest or dividends generated by a Fund’s investments.
Financial Intermediaries — Include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase, that have entered into agreements with the Distributor and/or shareholder servicing agent. Shares purchased this way will typically be held for you by the Financial Intermediary.
Group Retirement Plans — Refers to employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans. To satisfy eligibility requirements, the plan must be a group plan (more than one participant), the shares cannot be held in a commission-based brokerage account and
•	Shares must be held at a plan level or
•	Shares must be held at the Fund level through an omnibus account of a retirement plan recordkeeper.
Group Retirement Plans include group employer-sponsored 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans, retiree health benefit plans and non-qualified deferred compensation plans. Group Retirement Plans do not include traditional IRAs, Roth IRAs, Coverdell Education Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs, KEOGHs, individual 401(k) or individual 403(b).
Institutional Investors — Include fee-based “wrap” account sponsors (provided they have an agreement covering the arrangement with the Distributor), corporations, qualified non-
profit organizations, charitable trusts, foundations and endowments, state, county, city or any instrumentality, department, authority or agency thereof, and banks, trust companies or other depository institutions investing for their own account or on behalf of their clients.
Letter of Intent (LOI) — A Letter of Intent is signed by an investor stating the investor’s intention to buy a specified amount over a period of 13 months in order to receive a reduced front-end sales charge. Each purchase the investor makes during the 13 month period will receive the sales charge and breakpoint discount that applies to the total amount specified in the Letter of Intent. If the amount is not met within the 13 month period, the investor must pay the Distributor the difference between the sales charges applicable to the purchases at the time they were made and the reduced sales charges previously paid.
Medallion Signature Guarantee — A special stamp used to verify the authenticity of certain documents. It is a guarantee by a financial institution that the signature is genuine and the financial institution accepts liability for any forgery. Medallion signature guarantees protect shareholders by preventing unauthorized transfer of assets that could result in monetary losses to the investor due to fraud. Medallion guarantee stamps can be obtained at many bank branches or brokerage firms.
Required Minimum Distribution (RMD) — The distribution amount that Traditional, SEP, and SIMPLE IRA owners must begin to take from their retirement accounts by April 1st the year after they reach age 70½.
Rights of Accumulation (ROA) — When utilizing “rights of accumulation,” the investor can combine the current market value of any existing qualifying holdings and account types with the amount of the current purchase to qualify for a breakpoint and reduced front-end sales charge on the current purchase.
Uncollected Shares — Shares purchased directly through J.P. Morgan Funds Services by check or through an ACH transaction are not available for redemption for up to five business days following the acceptance of a purchase order unless you provide satisfactory proof that your purchase check or ACH transaction has cleared.
Wire or ACH — Refers to the method used for payment or redemptions. Movement of money by wire is typically faster than money sent by ACH (Automated Clearing House). While J.P. Morgan Funds does not charge for either method, your bank may charge a fee for these services.

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Investment Practices
The table discusses the types of investments which can be held by the Funds. In each case, the related types of risk are also listed.
FUND NAME	FUND CODE
Core Bond Fund	1
Core Plus Bond Fund	2
Corporate Bond Fund	3
Emerging Markets Corporate Debt Fund	4
Emerging Markets Debt Fund	5
Government Bond Fund	6
High Yield Fund	7
Income Fund	8
Inflation Managed Bond Fund	9
Limited Duration Bond Fund	10
Mortgage-Backed Securities Fund	11
Short Duration Bond Fund	12
Short Duration Core Plus Fund	13
Strategic Income Opportunities Fund	14
Total Return Fund	15
Unconstrained Debt Fund	16

INSTRUMENT	FUND CODE	RISK TYPE
Adjustable Rate Mortgage Loans (ARMs): Loans in a mortgage pool which provide for a fixed initial mortgage interest rate for a specified period of time, after which the rate may be subject to periodic adjustments.	1, 2, 6-16	Credit Interest Rate Liquidity Market Political Prepayment Valuation
Asset-Backed Securities: Securities secured by company receivables, home equity loans, truck and auto loans, leases and credit card receivables or other securities backed by other types of receivables or other assets.	1, 2, 5, 7-16	Credit Interest Rate Liquidity Market Political Prepayment Valuation
Auction Rate Securities: Auction rate municipal securities and auction rate preferred securities issued by closed-end investment companies.	8, 10, 13-16	Credit Interest Rate Liquidity Market
Bank Obligations: Bankers’ acceptances, certificates of deposit and time deposits. Bankers’ acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Maturities are generally six months or less. Certificates of deposit are negotiable certificates issued by a bank for a specified period of time and earning a specified return. Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds.	1-5, 7, 9-16	Credit Currency Interest Rate Liquidity Market Political
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INSTRUMENT	FUND CODE	RISK TYPE
Borrowings: A Fund may borrow for temporary purposes and/or for investment purposes. Such a practice will result in leveraging of the Fund’s assets and may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so. A Fund must maintain continuous asset coverage of 300% of the amount borrowed, with the exception for borrowings not in excess of 5% of the Fund’s total assets made for temporary administrative purposes.	1-16	Credit Interest Rate Market
Brady Bonds: Securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings.	2, 4, 5, 8, 10, 14-16	Credit Currency Foreign Investment Interest Rate Market Political
Call and Put Options: A call option gives the buyer the right to buy, and obligates the seller of the option to sell a security at a specified price at a future date. A put option gives the buyer the right to sell, and obligates the seller of the option to buy a security at a specified price at a future date. A Fund will sell only covered call and secured put options.	1-16	Credit Leverage Liquidity Management Market
Commercial Paper: Secured and unsecured short-term promissory notes issued by corporations and other entities. Maturities generally vary from a few days to nine months.	1-5, 7-16	Credit Currency Interest Rate Liquidity Market Political Valuation
Commodity-Linked Derivatives: Securities whose value derives from the price of a commodity, including commodity futures and commodity options.	14-16	Credit Interest Rate Liquidity Market
Common Stock: Shares of ownership of a company.	2-4, 7, 8, 13-16	Market
Common Stock Warrants and Rights: Securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price.	2-4, 7, 8, 13-16	Credit Market
Contract for Differences: An arrangement made in a futures contract whereby differences in settlement are made through cash payments, rather than the delivery of physical goods or securities	4	Credit Leverage Liquidity Management Market
Convertible Securities: Bonds or preferred stock that can convert to common stock including contingent convertible securities.	1-4, 7-16	Credit Currency Interest Rate Liquidity Market Political Valuation
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Investment Practices (continued)
INSTRUMENT	FUND CODE	RISK TYPE
Corporate Debt Securities: May include bonds and other debt securities of domestic and foreign issuers, including obligations of industrial, utility, banking and other corporate issuers.	1-5, 7-16	Credit Currency Interest Rate Liquidity Market Political Prepayment Valuation
Credit Default Swaps (CDSs): A swap agreement between two parties pursuant to which one party pays the other a fixed periodic coupon for the specified life of the agreement. The other party makes no payment unless a credit event, relating to a predetermined reference asset, occurs. If such an event occurs, the party will then make a payment to the first party, and the swap will terminate.	1-5, 7-16	Credit Currency Interest Rate Leverage Liquidity Management Market Political Valuation
Custodial Receipts: A Fund may acquire securities in the form of custodial receipts that evidence ownership of future interest payments, principal payments or both on certain U.S. Treasury notes or bonds in connection with programs sponsored by banks and brokerage firms. These are not considered to be U.S. government securities. These notes and bonds are held in custody by a bank on behalf of the owners of the receipts.	1, 2, 4, 6-12, 14-16	Credit Liquidity Market
Demand Features: Securities that are subject to puts and standby commitments to purchase the securities at a fixed price (usually with accrued interest) within a fixed period of time following demand by a Fund.	1, 2, 4, 5, 7-14	Liquidity Management Market
Emerging Market Securities: Securities issued by issuers or governments in countries with emerging economies or securities markets which may be undergoing significant evolution and rapid developments.	1-5, 7-16	Foreign Investment
Exchange Traded Funds (ETFs): Ownership interest in unit investment trusts, depositary receipts, and other pooled investment vehicles that hold a portfolio of securities or stocks designed to track the price performance and dividend yield of a particular broad-based, sector or international index. ETFs include a wide range of investments such as iShares, Standard & Poor’s Depositary Receipts (SPDRs) and NASDAQ 100s.	1, 2, 5, 7-16	Investment Company Market
Foreign Currency Transactions: Strategies used to hedge against currency risks, for other risk management purposes or to increase income or gain to a Fund. These strategies may consist of use of any of the following: options on currencies, financial and currency futures, options on such futures, forward foreign currency transactions (including non-deliverable forwards (NDFs)), forward rate agreements and currency swaps, caps and floors. Certain Funds may engage in such transactions in both U.S. and non-U.S. markets.	2-5, 8, 13-16	Credit Foreign Investment Leverage Liquidity Management Market Prepayment
Foreign Investments: Equity and debt securities (e.g., bonds and commercial paper) of foreign entities and obligations of foreign branches of U.S. banks and foreign banks. Foreign securities may also include American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs), European Depositary Receipts (EDRs) and American Depositary Securities.	1-5, 7-16	Foreign Investment Liquidity Market Political Prepayment Valuation
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INSTRUMENT	FUND CODE	RISK TYPE
High Yield/High Risk Securities/Junk Bonds: Securities that are generally rated below investment grade by the primary rating agencies or are unrated but are deemed by a Fund’s adviser to be of comparable quality.	2-5, 7-9, 13-16	Credit Currency High Yield Securities Interest Rate Liquidity Market Political Portfolio Quality Valuation
Inflation-Linked Debt Securities: Includes fixed and floating rate debt securities of varying maturities issued by the U.S. government as well as securities issued by other entities such as corporations, foreign governments and foreign issuers.	1-16	Credit Currency Interest Rate Political
Initial Public Offerings (IPOs): A transaction in which a previously private company makes its first sale of stock to the public.	8, 16	Market
Interfund Lending: Involves lending money and borrowing money for temporary purposes through a credit facility.	1-16	Credit Interest Rate Market
Inverse Floating Rate Instruments: Leveraged variable debt instruments with interest rates that reset in the opposite direction from the market rate of interest to which the inverse floater is indexed.	1, 2, 5-16	Credit Leverage Market
Investment Company Securities: Shares of other investment companies, including money market funds for which the adviser and/or its affiliates serve as investment adviser or administrator. The adviser will waive certain fees when investing in funds for which it serves as investment adviser, to the extent required by law or contract.	1-16	Investment Company Market
Loan Assignments and Participations: Assignments of, or participations in, all or a portion of loans to corporations or to governments, including governments of less developed countries.	1, 2, 4, 5, 7, 8, 10-16	Credit Currency Extension Foreign Investment Interest Rate Liquidity Market Political Prepayment
Master Limited Partnerships (MLPs): Limited partnerships that are publicly traded on a securities exchange	3, 8, 13	Market
Mortgages (Directly Held): Debt instruments secured by real property.	1, 2, 5-16	Credit Environmental Extension Interest Rate Liquidity Market Natural Event Political Prepayment Valuation
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Investment Practices (continued)
INSTRUMENT	FUND CODE	RISK TYPE
Mortgage-Backed Securities: Debt obligations secured by real estate loans and pools of loans such as collateralized mortgage obligations (CMOs), commercial mortgage-backed securities (CMBSs) and other asset-backed structures.	1, 2, 4, 6-16	Credit Currency Extension Interest Rate Leverage Liquidity Market Political Prepayment Tax Valuation
Mortgage Dollar Rolls[1]: A transaction in which a Fund sells securities for delivery in a current month and simultaneously contracts with the same party to repurchase similar but not identical securities on a specified future date.	1, 2, 6-16	Currency Extension Interest Rate Leverage Liquidity Market Political Prepayment
Municipal Securities: Securities issued by a state or political subdivision to obtain funds for various public purposes. Municipal securities include, among others, private activity bonds and industrial development bonds, as well as general obligation notes, tax anticipation notes, bond anticipation notes, revenue anticipation notes, other short-term tax-exempt obligations, municipal leases, obligations of municipal housing authorities and single family revenue bonds.	1-4, 7-16	Credit Interest Rate Market Natural Event Political Prepayment Tax Valuation
New Financial Products: New options and futures contracts and other financial products continue to be developed and a Fund may invest in such options, contracts and products.	1-16	Credit Liquidity Management Market
Obligations of Supranational Agencies: Obligations which are chartered to promote economic development and are supported by various governments and governmental agencies.	1-5, 7-10, 12-16	Credit Foreign Investment Liquidity Political Valuation
Options and Futures Transactions: A Fund may purchase and sell (a) exchange traded and over-the-counter put and call options on securities, indexes of securities and futures contracts on securities, indexes of securities, interest rate futures contracts and interest rate swaps and (b) futures contracts on securities and indexes of securities.	1-16	Credit Leverage Liquidity Management Market
Preferred Stock: A class of stock that generally pays a dividend at a specified rate and has preference over common stock in the payment of dividends and in liquidation.	1-4, 7, 8, 11-16	Market
Private Placements, Restricted Securities and Other Unregistered Securities: Securities not registered under the Securities Act of 1933, such as privately placed commercial paper and Rule 144A securities.	1-5, 7-16	Liquidity Market Valuation
1	All forms of borrowing (including mortgage dollar rolls and reverse repurchase agreements) are limited in the aggregate and may not exceed 33 1⁄3% of a Fund’s total assets except as permitted by law.
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INSTRUMENT	FUND CODE	RISK TYPE
Real Estate Investment Trusts (REITs): Pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interest.	1-3, 5, 7-16	Credit Interest Rate Liquidity Management Market Political Prepayment Tax Valuation
Repurchase Agreements: The purchase of a security and the simultaneous commitment to return the security to the seller at an agreed upon price on an agreed upon date. This is treated as a loan.	1-3, 5-16	Credit Liquidity Market
Reverse Repurchase Agreements[1]: The sale of a security and the simultaneous commitment to buy the security back at an agreed upon price on an agreed upon date. This is treated as a borrowing by a Fund.	1, 2, 5-15	Credit Leverage Market
Securities Issued in Connection with Reorganization and Corporate Restructuring: In connection with reorganizing or restructuring of an issuer, an issuer may issue common stock or other securities to holders of its debt securities.	1-16	Market
Securities Lending: The lending of up to 331⁄3% of a Fund’s total assets. In return, a Fund will receive cash, other securities, and/or letters of credit as collateral.	1, 2, 5-7, 10-12	Credit Leverage Market
Short Selling: A Fund sells a security it does not own in anticipation of a decline in the market value of the security. To complete the transaction, a Fund must borrow the security to make delivery to the buyer. A Fund is obligated to replace the security borrowed by purchasing it subsequently at the market price at the time of replacement.	5, 14-16	Credit Liquidity Market
Short-Term Funding Agreements: Agreements issued by banks and highly rated U.S. insurance companies such as Guaranteed Investment Contracts (GICs) and Bank Investment Contracts (BICs).	1-3, 5, 7-16	Credit Liquidity Market
Sovereign Obligations: Investments in debt obligations issued or guaranteed by a foreign sovereign government or its agencies, authorities or political subdivisions.	1-5, 8-10, 12-16	Credit Foreign Investment Liquidity Political Valuation
Stripped Mortgage-Backed Securities: Derivative multi-class mortgage securities which are usually structured with two classes of shares that receive different proportions of the interest and principal from a pool of mortgage assets. These include Interest-Only (IO) and Principal-Only (PO) securities issued outside a Real Estate Mortgage Investment Conduit (REMIC) or CMO structure.	1, 2, 6, 8-16	Credit Liquidity Market Political Prepayment Valuation
Structured Investments: A security having a return tied to an underlying index or other security or asset class. Structured investments generally are individually negotiated agreements and may be traded over-the-counter. Structured investments are organized and operated to restructure the investment characteristics of the underlying security.	1, 2, 4-16	Credit Foreign Investment Liquidity Management Market Valuation
1	All forms of borrowing (including mortgage dollar rolls and reverse repurchase agreements) are limited in the aggregate and may not exceed 33 1⁄3% of a Fund’s total assets except as permitted by law.
July 1, 2018  |  171

Investment Practices (continued)
INSTRUMENT	FUND CODE	RISK TYPE
Swaps and Related Swap Products: Swaps involve an exchange of obligations by two parties. Caps and floors entitle a purchaser to a principal amount from the seller of the cap or floor to the extent that a specified index exceeds or falls below a predetermined interest rate or amount. A Fund may enter into these transactions to manage its exposure to changing interest rates and other factors.	1-16	Credit Currency Interest Rate Leverage Liquidity Management Market Political Valuation
Synthetic Variable Rate Instruments: Instruments that generally involve the deposit of a long-term tax exempt bond in a custody or trust arrangement and the creation of a mechanism to adjust the long-term interest rate on the bond to a variable short-term rate and a right (subject to certain conditions) on the part of the purchaser to tender it periodically to a third party at par.	2, 5, 8, 10, 13-16	Credit Liquidity Market
Temporary Defensive Positions: To respond to unusual circumstances a Fund may invest in cash and cash equivalents for temporary defensive purposes.	1-16	Credit Interest Rate Liquidity Market
Treasury Receipts: A Fund may purchase interests in separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks or brokerage firms and that are created by depositing U.S. Treasury notes and U.S. Treasury bonds into a special account at a custodian bank. Receipts include Treasury Receipts (TRs), Treasury Investment Growth Receipts (TIGRs), and Certificates of Accrual on Treasury Securities (CATS).	1-16	Market
Trust Preferreds: Securities with characteristics of both subordinated debt and preferred stock. Trust preferreds are generally long term securities that make periodic fixed or variable interest payments.	1-5, 7-16	Credit Currency Interest Rate Liquidity Market Political Valuation
U.S. Government Agency Securities: Securities issued or guaranteed by agencies and instrumentalities of the U.S. government. These include all types of securities issued by Ginnie Mae, Fannie Mae and Freddie Mac, including funding notes, subordinated benchmark notes, CMOs and REMICs.	1-3, 5-17	Credit Gov’t Securities Interest Rate Market
U.S. Government Obligations: May include direct obligations of the U.S. Treasury, including Treasury bills, notes and bonds, all of which are backed as to principal and interest payments by the full faith and credit of the United States, and separately traded principal and interest component parts of such obligations that are transferable through the Federal book-entry system known as Separate Trading of Registered Interest and Principal of Securities (STRIPS) and Coupons Under Book Entry Safekeeping (CUBES).	1-16	Interest Rate Market
Variable and Floating Rate Instruments: Obligations with interest rates which are reset daily, weekly, quarterly or some other frequency and which may be payable to a Fund on demand or at the expiration of a specified term.	1-16	Credit Liquidity Market Valuation
When-Issued Securities, Delayed Delivery Securities and Forward Commitments: Purchase or contract to purchase securities at a fixed price for delivery at a future date.	1-16	Credit Leverage Liquidity Market Valuation
172  |  J.P. Morgan Income Funds

INSTRUMENT	FUND CODE	RISK TYPE
Zero-Coupon, Pay-in-Kind and Deferred Payment Securities: Zero-coupon securities are securities that are sold at a discount to par value and on which interest payments are not made during the life of the security. Pay-in-kind securities are securities that have interest payable by delivery of additional securities. Deferred payment securities are zero-coupon debt securities which convert on a specified date to interest bearing debt securities.	1-16	Credit Currency Interest Rate Liquidity Market Political Valuation Zero-Coupon Securities
Risk related to certain investments held by the Funds:
Credit risk The risk that a financial obligation will not be met by the issuer of a security or the counterparty to a contract, resulting in a loss to the purchaser.
Currency risk The risk that currency exchange rate fluctuations may reduce gains or increase losses on foreign investments.
Environmental risk The risk that an owner or operator of real estate may be liable for the costs associated with hazardous or toxic substances located on the property.
Extension risk The risk that a rise in interest rates will extend the life of a security to a date later than the anticipated prepayment date, causing the value of the investment to fall.
Foreign investment risk The risk associated with higher transaction costs, delayed settlements, currency controls, adverse economic developments, and exchange rate volatility. These risks are increased in emerging markets.
Government securities risk U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Circumstances could arise that would prevent the payment of interest or principal. Securities issued or guaranteed by certain U.S. government-related organizations are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support.
High yield securities risk High yield, high risk securities (also known as junk bonds) which are considered to be speculative and these investments are subject to greater risk of loss, greater sensitivity to economic changes, valuation difficulties and a potential lack of a secondary or public market for securities.
Interest rate risk The risk that a change in interest rates will adversely affect the value of an investment. The value of fixed income securities generally moves in the opposite direction of interest rates (decreases when interest rates rise and increases when interest rates fall).
Investment company risk If a Fund invests in shares of another investment company, shareholders would bear not only their proportionate share of the Fund’s expenses, but also similar expenses of the investment company. The price movement of an investment company that is an ETF may not track the underlying index and may result in a loss.
Leverage risk The risk that gains or losses will be disproportionately higher than the amount invested.
Liquidity risk The risk that the holder may not be able to sell the security at the time or price it desires.
Management risk The risk that a strategy used by a Fund’s management may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.
Market risk The risk that when the market as a whole declines, the value of a specific investment will decline proportionately. This systematic risk is common to all investments and the mutual funds that purchase them.
Natural event risk The risk that a natural disaster, such as a hurricane or similar event, will cause severe economic losses and default in payments by the issuer of the security.
Political risk The risk that governmental policies or other political actions will negatively impact the value of the investment.
Portfolio quality risk The risks associated with below investment grade securities including greater risk of default, greater sensitivity to interest rates and economic changes, potential valuation difficulties, and sudden and unexpected changes in credit quality.
Prepayment risk The risk that declining interest rates will result in unexpected prepayments, causing the value of the investment to fall.
Tax risk The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which could cause adverse tax consequences. Also the risk that the tax treatment of municipal or other securities could be changed by Congress thereby affecting the value of outstanding securities.
Valuation risk The risk that the estimated value of a security does not match the actual amount that can be realized if the security is sold.
Zero-Coupon securities risk The market value of these securities are generally more volatile than the market value of, and is more likely to respond to a greater degree to changes in interest rates than, other fixed income securities with similar maturities and credit quality that pay interest periodically. Actions required by federal income tax law may reduce the assets to which a Fund’s expenses could otherwise be allocated and may reduce a Fund’s rate of return.

July 1, 2018  |  173

Financial Highlights
The financial highlights tables are intended to help you understand each Fund’s financial performance for each share class for the past five fiscal years or period of a Fund’s operations as applicable. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information for each period presented has been audited by PricewaterhouseCoopers LLP, whose reports, along with each Fund’s financial statements, are included in the respective Fund’s annual report, which is available upon request.
To the extent a Fund invests in other Funds, the Total Annual Operating Expenses included in the Fee Table will not correlate to the ratio of expenses to average net assets in the financial highlights below.
	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Core Bond Fund
Class A
Year Ended February 28, 2018	$ 11.55	$ 0.28	$ (0.19)	$ 0.09	$ (0.28)	$ (0.03)	$ (0.31)
Year Ended February 28, 2017	11.75	0.26	(0.16)	0.10	(0.26)	(0.04)	(0.30)
Year Ended February 29, 2016	11.84	0.25	(0.07)	0.18	(0.25)	(0.02)	(0.27)
Year Ended February 28, 2015	11.65	0.27	0.20	0.47	(0.27)	(0.01)	(0.28)
Year Ended February 28, 2014	12.02	0.30	(0.32)	(0.02)	(0.29)	(0.06)	(0.35)
Class C
Year Ended February 28, 2018	11.63	0.21	(0.19)	0.02	(0.21)	(0.03)	(0.24)
Year Ended February 28, 2017	11.82	0.19	(0.16)	0.03	(0.18)	(0.04)	(0.22)
Year Ended February 29, 2016	11.90	0.17	(0.06)	0.11	(0.17)	(0.02)	(0.19)
Year Ended February 28, 2015	11.71	0.19	0.21	0.40	(0.20)	(0.01)	(0.21)
Year Ended February 28, 2014	12.07	0.22	(0.31)	(0.09)	(0.21)	(0.06)	(0.27)
Class I
Year Ended February 28, 2018	11.55	0.31	(0.20)	0.11	(0.31)	(0.03)	(0.34)
Year Ended February 28, 2017	11.74	0.28	(0.14)	0.14	(0.29)	(0.04)	(0.33)
Year Ended February 29, 2016	11.83	0.27	(0.07)	0.20	(0.27)	(0.02)	(0.29)
Year Ended February 28, 2015	11.64	0.28	0.21	0.49	(0.29)	(0.01)	(0.30)
Year Ended February 28, 2014	12.01	0.32	(0.32)	—(d)	(0.31)	(0.06)	(0.37)
(a)	Calculated based upon average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(d)	Amount rounds to less than $0.005.
174  |  J.P. Morgan Income Funds

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge) (b)	Net assets, end of period (000’s)	Net expenses (c)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate

$ 11.33	0.73%	$ 2,146,164	0.75%	2.42%	0.92%	26%
11.55	0.91	2,567,827	0.74	2.21	0.98	23
11.75	1.57	3,071,916	0.74	2.11	0.98	22
11.84	4.16	5,034,237	0.74	2.27	0.96	15
11.65	(0.08)	5,237,738	0.75	2.52	0.97	15

11.41	0.10	638,131	1.36	1.81	1.41	26
11.63	0.31	914,004	1.39	1.57	1.46	23
11.82	0.98	978,417	1.39	1.47	1.45	22
11.90	3.45	1,047,962	1.39	1.62	1.46	15
11.71	(0.69)	1,216,032	1.40	1.84	1.47	15

11.32	0.89	7,208,052	0.50	2.67	0.66	26
11.55	1.18	12,046,116	0.55	2.42	0.71	23
11.74	1.77	11,761,684	0.57	2.29	0.71	22
11.83	4.32	12,232,357	0.57	2.43	0.71	15
11.64	0.08	9,526,541	0.58	2.68	0.72	15
July 1, 2018  |  175

Financial Highlights (continued)
	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Core Plus Bond Fund
Class A
Year Ended February 28, 2018	$ 8.22	$ 0.22	$ (0.14)	$ 0.08	$ (0.21)	$ —	$ (0.21)
Year Ended February 28, 2017	8.15	0.20	0.07	0.27	(0.20)	—	(0.20)
Year Ended February 29, 2016	8.40	0.24	(0.23)	0.01	(0.24)	(0.02)	(0.26)
Year Ended February 28, 2015	8.31	0.27	0.15	0.42	(0.27)	(0.06)	(0.33)
Year Ended February 28, 2014	8.49	0.30	(0.12)	0.18	(0.30)	(0.06)	(0.36)
Class C
Year Ended February 28, 2018	8.26	0.17	(0.13)	0.04	(0.16)	—	(0.16)
Year Ended February 28, 2017	8.19	0.15	0.07	0.22	(0.15)	—	(0.15)
Year Ended February 29, 2016	8.44	0.18	(0.23)	(0.05)	(0.18)	(0.02)	(0.20)
Year Ended February 28, 2015	8.35	0.22	0.14	0.36	(0.21)	(0.06)	(0.27)
Year Ended February 28, 2014	8.52	0.24	(0.11)	0.13	(0.24)	(0.06)	(0.30)
Class I
Year Ended February 28, 2018	8.22	0.24	(0.13)	0.11	(0.24)	—	(0.24)
Year Ended February 28, 2017	8.14	0.23	0.07	0.30	(0.22)	—	(0.22)
Year Ended February 29, 2016	8.39	0.25	(0.23)	0.02	(0.25)	(0.02)	(0.27)
Year Ended February 28, 2015	8.30	0.28	0.14	0.42	(0.27)	(0.06)	(0.33)
Year Ended February 28, 2014	8.48	0.30	(0.11)	0.19	(0.31)	(0.06)	(0.37)
Class L
Year Ended February 28, 2018	8.22	0.24	(0.13)	0.11	(0.23)	—	(0.23)
Year Ended February 28, 2017	8.16	0.22	0.06	0.28	(0.22)	—	(0.22)
Year Ended February 29, 2016	8.40	0.26	(0.22)	0.04	(0.26)	(0.02)	(0.28)
Year Ended February 28, 2015	8.32	0.28	0.15	0.43	(0.29)	(0.06)	(0.35)
Year Ended February 28, 2014	8.49	0.32	(0.11)	0.21	(0.32)	(0.06)	(0.38)
(a)	Calculated based upon average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
176  |  J.P. Morgan Income Funds

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge) (b)	Net assets, end of period (000’s)	Net expenses (c)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate

$8.09	0.98%	$ 1,016,261	0.74%	2.65%	0.92%	42%
8.22	3.34	1,074,610	0.74	2.44	1.03	59
8.15	0.09	836,190	0.75	2.88	1.02	45
8.40	5.10	596,507	0.74	3.18	0.97	52
8.31	2.12	334,499	0.75	3.54	0.95	25

8.14	0.43	208,888	1.39	2.00	1.41	42
8.26	2.64	276,380	1.39	1.80	1.48	59
8.19	(0.60)	263,986	1.40	2.23	1.49	45
8.44	4.37	254,815	1.39	2.58	1.46	52
8.35	1.54	254,763	1.40	2.88	1.45	25

8.09	1.27	1,179,405	0.45	2.94	0.67	42
8.22	3.74	1,190,948	0.45	2.75	0.74	59
8.14	0.21	432,632	0.64	3.00	0.69	45
8.39	5.20	1,542,145	0.64	3.32	0.69	52
8.30	2.23	1,275,145	0.65	3.66	0.70	25

8.10	1.36	443,474	0.48	2.92	0.51	42
8.22	3.46	1,309,781	0.48	2.70	0.56	59
8.16	0.49	804,375	0.49	3.14	0.55	45
8.40	5.24	618,643	0.48	3.39	0.54	52
8.32	2.51	260,210	0.49	3.86	0.56	25
July 1, 2018  |  177

Financial Highlights (continued)
	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Corporate Bond Fund
Class A
Year Ended February 28, 2018	$ 9.99	$ 0.30	$(0.06)	$ 0.24	$ (0.32)	$ (0.33)	$ (0.65)
Year Ended February 28, 2017	9.69	0.27	0.31	0.58	(0.24)	(0.04)	(0.28)
Year Ended February 29, 2016	10.19	0.28	(0.47)	(0.19)	(0.30)	(0.01)	(0.31)
Year Ended February 28, 2015	9.83	0.29	0.38	0.67	(0.29)	(0.02)	(0.31)
March 1, 2013 (f) through February 28, 2014	10.00	0.26(g)	(0.22)	0.04	(0.21)	—	(0.21)
Class C
Year Ended February 28, 2018	9.99	0.25	(0.07)	0.18	(0.27)	(0.33)	(0.60)
Year Ended February 28, 2017	9.69	0.22	0.32	0.54	(0.20)	(0.04)	(0.24)
Year Ended February 29, 2016	10.19	0.23	(0.47)	(0.24)	(0.25)	(0.01)	(0.26)
Year Ended February 28, 2015	9.84	0.24	0.38	0.62	(0.25)	(0.02)	(0.27)
March 1, 2013 (f) through February 28, 2014	10.00	0.19(g)	(0.19)	—(i)	(0.16)	—	(0.16)
Class I
Year Ended February 28, 2018	10.01	0.32	(0.05)	0.27	(0.35)	(0.33)	(0.68)
Year Ended February 28, 2017	9.70	0.29	0.33	0.62	(0.27)	(0.04)	(0.31)
Year Ended February 29, 2016	10.21	0.31	(0.48)	(0.17)	(0.33)	(0.01)	(0.34)
Year Ended February 28, 2015	9.84	0.31	0.40	0.71	(0.32)	(0.02)	(0.34)
March 1, 2013 (f) through February 28, 2014	10.00	0.25(g)	(0.18)	0.07	(0.23)	—	(0.23)
(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Commencement of operations.
(g)	Net investment income (loss) may appear disproportionate among the classes due to the timing of recognition of income and changes in the relative size of the classes.
(h)	Certain non-recurring expenses incurred by the Fund were not annualized for the period ended February 28, 2014.
(i)	Amount rounds to less than $0.005.
178  |  J.P. Morgan Income Funds

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$ 9.58	2.30%	$ 131,675	0.74%	3.00%	0.93%	132%
9.99	6.08	164,920	0.74	2.64	0.95	106
9.69	(1.82)	114,281	0.74	2.86	1.10	74
10.19	6.94	105,079	0.74	2.88	1.05	74
9.83	0.43	66,183	0.74(h)	2.73(g)(h)	0.96(h)	77

9.57	1.66	753	1.24	2.50	1.48	132
9.99	5.60	858	1.24	2.16	1.54	106
9.69	(2.30)	233	1.25	2.35	1.86	74
10.19	6.36	108	1.24	2.36	1.46	74
9.84	0.02	60	1.24(h)	1.95(g)(h)	1.54(h)	77

9.60	2.56	48,565	0.49	3.23	0.68	132
10.01	6.44	42,529	0.49	2.89	0.70	106
9.70	(1.65)	25,014	0.49	3.12	0.73	74
10.21	7.29	18,563	0.49	3.14	0.73	74
9.84	0.72	14,113	0.49(h)	2.65(g)(h)	0.79(h)	77
July 1, 2018  |  179

Financial Highlights (continued)
	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Emerging Markets Corporate Debt Fund
Class A
Year Ended February 28, 2018	$ 10.37	$ 0.43(e)	$ (0.05)	$ 0.38	$(0.44)	$ —(f)	$(0.44)
Year Ended February 28, 2017	9.57	0.42(e)	0.79	1.21	(0.41)	—	(0.41)
Year Ended February 29, 2016	10.19	0.36(e)(g)	(0.63)	(0.27)	(0.35)	—	(0.35)
Year Ended February 28, 2015	10.32	0.44	(0.02)	0.42	(0.43)	(0.12)	(0.55)
September 4, 2013 (h) through February 28, 2014	10.00	0.20	0.33	0.53	(0.18)	(0.03)	(0.21)
Class C
Year Ended February 28, 2018	10.37	0.38(e)	(0.05)	0.33	(0.39)	—(f)	(0.39)
Year Ended February 28, 2017	9.57	0.36(e)	0.80	1.16	(0.36)	—	(0.36)
Year Ended February 29, 2016	10.20	0.30(e)(g)	(0.63)	(0.33)	(0.30)	—	(0.30)
Year Ended February 28, 2015	10.32	0.38	—(f)	0.38	(0.38)	(0.12)	(0.50)
September 4, 2013 (h) through February 28, 2014	10.00	0.17	0.34	0.51	(0.16)	(0.03)	(0.19)
Class I
Year Ended February 28, 2018	10.39	0.46(e)	(0.05)	0.41	(0.46)	—(f)	(0.46)
Year Ended February 28, 2017	9.59	0.44(e)	0.79	1.23	(0.43)	—	(0.43)
Year Ended February 29, 2016	10.20	0.34(e)(g)	(0.60)	(0.26)	(0.35)	—	(0.35)
Year Ended February 28, 2015	10.32	0.46	—(f)	0.46	(0.46)	(0.12)	(0.58)
September 4, 2013 (h) through February 28, 2014	10.00	0.21	0.33	0.54	(0.19)	(0.03)	(0.22)
(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(e)	Calculated based upon average shares outstanding.
(f)	Amount rounds to less than $0.005.
(g)	Net investment income (loss) may appear disproportionate among the classes due to the timing of recognition of income and changes in the relative size of the classes.
(h)	Commencement of operations.
(i)	Certain non-recurring expenses incurred by the Fund were not annualized for the period ended February 28, 2014.
180  |  J.P. Morgan Income Funds

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)

$ 10.31	3.71%	$ 809	1.19%	4.10%	1.46%	120%
10.37	12.79	545	1.19	4.05	1.50	86
9.57	(2.72)	46	1.20	3.67(g)	2.34	83
10.19	4.14	55	1.25	4.17	2.45	81
10.32	5.39	53	1.25(i)	3.98(i)	2.85(i)	46

10.31	3.19	52	1.69	3.60	2.43	120
10.37	12.21	34	1.69	3.53	2.83	86
9.57	(3.33)	19	1.70	3.03(g)	3.55	83
10.20	3.73	55	1.75	3.68	2.96	81
10.32	5.13	52	1.75(i)	3.48(i)	3.35(i)	46

10.34	4.04	2,620	0.94	4.33	1.17	120
10.39	13.02	2,354	0.94	4.29	1.19	86
9.59	(2.57)	1,616	0.98	3.33 (g)	1.50	83
10.20	4.49	22,175	1.00	4.43	2.21	81
10.32	5.50	20,938	1.00(i)	4.23(i)	2.61(i)	46
July 1, 2018  |  181

Financial Highlights (continued)
	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
Emerging Markets Debt Fund
Class A
Year Ended February 28, 2018	$ 8.15	$ 0.38	$ (0.02)	$ 0.36	$ (0.35)
Year Ended February 28, 2017	7.69	0.37	0.47	0.84	(0.38)
Year Ended February 29, 2016	8.17	0.36	(0.46)	(0.10)	(0.38)
Year Ended February 28, 2015	8.22	0.38(d)	(0.14)	0.24	(0.29)
Year Ended February 28, 2014	9.02	0.39	(0.78)	(0.39)	(0.41)
Class C
Year Ended February 28, 2018	8.12	0.34	(0.03)	0.31	(0.30)
Year Ended February 28, 2017	7.67	0.34	0.45	0.79	(0.34)
Year Ended February 29, 2016	8.15	0.32	(0.45)	(0.13)	(0.35)
Year Ended February 28, 2015	8.20	0.34(d)	(0.14)	0.20	(0.25)
Year Ended February 28, 2014	9.00	0.35	(0.78)	(0.43)	(0.37)
Class I
Year Ended February 28, 2018	8.16	0.40	(0.02)	0.38	(0.37)
Year Ended February 28, 2017	7.70	0.39	0.47	0.86	(0.40)
Year Ended February 29, 2016	8.18	0.38	(0.45)	(0.07)	(0.41)
Year Ended February 28, 2015	8.23	0.40(d)	(0.14)	0.26	(0.31)
Year Ended February 28, 2014	9.03	0.41	(0.78)	(0.37)	(0.43)
(a)	Calculated based upon average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returnsbased upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(d)	Net investment income (loss) may appear disproportionate among the classes due to the timing of recognition of income and changes in the relative size of the classes.
182  |  J.P. Morgan Income Funds

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge) (b)	Net assets, end of period (000’s)	Net expenses (c)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate

$ 8.16	4.41%	$ 106,525	1.19%	4.55%	1.33%	113%
8.15	11.14	47,975	1.19	4.50	1.40	222
7.69	(1.19)	51,087	1.19	4.54	1.59	147
8.17	2.90	92,832	1.22	4.50(d)	1.45	164
8.22	(4.36)	59,212	1.25	4.64	1.39	120

8.13	3.88	6,597	1.69	4.07	1.85	113
8.12	10.50	7,731	1.69	4.16	1.95	222
7.67	(1.68)	8,449	1.70	4.04	1.98	147
8.15	2.42	11,873	1.73	4.09(d)	1.90	164
8.20	(4.83)	12,319	1.74	4.10	1.88	120

8.17	4.64	96,247	0.94	4.77	1.07	113
8.16	11.39	62,419	0.94	4.83	1.14	222
7.70	(0.92)	75,249	0.94	4.75	1.14	147
8.18	3.14	180,886	0.97	4.80(d)	1.12	164
8.23	(4.13)	127,240	0.99	4.89	1.14	120
July 1, 2018  |  183

Financial Highlights (continued)
	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Government Bond Fund
Class A
Year Ended February 28, 2018	$ 10.54	0.22(c)	$ (0.26)	$(0.04)	$ (0.22)	$ (0.01)	$ (0.23)
Year Ended February 28, 2017	10.86	0.22(c)	(0.28)	(0.06)	(0.22)	(0.04)	(0.26)
Year Ended February 29, 2016	11.02	0.23(c)	—(d)	0.23	(0.24)	(0.15)	(0.39)
Year Ended February 28, 2015	11.03	0.27	0.19	0.46	(0.26)	(0.21)	(0.47)
Year Ended February 28, 2014	11.56	0.29	(0.47)	(0.18)	(0.30)	(0.05)	(0.35)
Class C
Year Ended February 28, 2018	10.50	0.15(c)	(0.25)	(0.10)	(0.15)	(0.01)	(0.16)
Year Ended February 28, 2017	10.83	0.15(c)	(0.29)	(0.14)	(0.15)	(0.04)	(0.19)
Year Ended February 29, 2016	10.98	0.15(c)	0.01	0.16	(0.16)	(0.15)	(0.31)
Year Ended February 28, 2015	10.99	0.19	0.19	0.38	(0.18)	(0.21)	(0.39)
Year Ended February 28, 2014	11.52	0.20	(0.47)	(0.27)	(0.21)	(0.05)	(0.26)
Class I
Year Ended February 28, 2018	10.53	0.25(c)	(0.26)	(0.01)	(0.25)	(0.01)	(0.26)
Year Ended February 28, 2017	10.86	0.25(c)	(0.29)	(0.04)	(0.25)	(0.04)	(0.29)
Year Ended February 29, 2016	11.02	0.26(c)	—(d)	0.26	(0.27)	(0.15)	(0.42)
Year Ended February 28, 2015	11.03	0.31	0.18	0.49	(0.29)	(0.21)	(0.50)
Year Ended February 28, 2014	11.56	0.32	(0.48)	(0.16)	(0.32)	(0.05)	(0.37)
(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(b)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(c)	Calculated based upon average shares outstanding.
(d)	Amount rounds to less than $0.005.
184  |  J.P. Morgan Income Funds

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge) (a)	Net assets, end of period (000’s)	Net expenses (b)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate

$ 10.27	(0.43)%	$432,065	0.74%	2.08%	0.94%	15%
10.54	(0.57)	527,069	0.74	2.07	1.13	15
10.86	2.16	574,262	0.75	2.13	1.13	15
11.02	4.23	583,764	0.75	2.47	1.09	18
11.03	(1.60)	681,612	0.74	2.55	1.05	5

10.24	(0.96)	42,602	1.36	1.46	1.43	15
10.50	(1.36)	67,251	1.43	1.38	1.49	15
10.83	1.49	73,435	1.48	1.40	1.52	15
10.98	3.47	77,471	1.48	1.74	1.57	18
10.99	(2.35)	86,180	1.47	1.80	1.54	5

10.26	(0.16)	581,435	0.47	2.35	0.69	15
10.53	(0.38)	640,915	0.47	2.34	0.83	15
10.86	2.46	597,868	0.48	2.40	0.81	15
11.02	4.51	556,051	0.48	2.74	0.82	18
11.03	(1.36)	685,750	0.47	2.82	0.80	5
July 1, 2018  |  185

Financial Highlights (continued)
	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
High Yield Fund
Class A
Year Ended February 28, 2018	$ 7.44	$ 0.39	$ (0.15)	$ 0.24	$(0.40)	$ —	$ (0.40)
Year Ended February 28, 2017	6.65	0.39	0.79	1.18	(0.39)	—	(0.39)
Year Ended February 29, 2016	7.71	0.40	(1.06)	(0.66)	(0.40)	—(d)	(0.40)
Year Ended February 28, 2015	8.08	0.41	(0.19)	0.22	(0.42)	(0.17)	(0.59)
Year Ended February 28, 2014	8.17	0.47	0.12	0.59	(0.47)	(0.21)	(0.68)
Class C
Year Ended February 28, 2018	7.45	0.35	(0.14)	0.21	(0.36)	—	(0.36)
Year Ended February 28, 2017	6.66	0.35	0.79	1.14	(0.35)	—	(0.35)
Year Ended February 29, 2016	7.72	0.36	(1.06)	(0.70)	(0.36)	—(d)	(0.36)
Year Ended February 28, 2015	8.09	0.36	(0.19)	0.17	(0.37)	(0.17)	(0.54)
Year Ended February 28, 2014	8.18	0.43	0.12	0.55	(0.43)	(0.21)	(0.64)
Class I
Year Ended February 28, 2018	7.48	0.41	(0.15)	0.26	(0.42)	—	(0.42)
Year Ended February 28, 2017	6.68	0.40	0.80	1.20	(0.40)	—	(0.40)
Year Ended February 29, 2016	7.75	0.42	(1.07)	(0.65)	(0.42)	—(d)	(0.42)
Year Ended February 28, 2015	8.11	0.42	(0.18)	0.24	(0.43)	(0.17)	(0.60)
Year Ended February 28, 2014	8.20	0.49	0.12	0.61	(0.49)	(0.21)	(0.70)
(a)	Calculated based upon average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(d)	Amount rounds to less than $0.005.
186  |  J.P. Morgan Income Funds

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge) (b)	Net assets, end of period (000’s)	Net expenses (c)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate

$ 7.28	3.30%	$ 632,060	0.99%	5.27%	1.23%	47%
7.44	18.04	977,249	0.99	5.38	1.32	52
6.65	(8.73)	859,215	1.00	5.52	1.37	52
7.71	2.86	831,346	0.99	5.14	1.35	52
8.08	7.57	1,066,865	1.04	5.84	1.32	54

7.30	2.92	158,458	1.49	4.77	1.72	47
7.45	17.38	211,878	1.52	4.84	1.81	52
6.66	(9.26)	197,406	1.55	4.92	1.85	52
7.72	2.27	278,495	1.58	4.55	1.84	52
8.09	7.00	315,026	1.59	5.29	1.81	54

7.32	3.54	3,322,653	0.74	5.52	0.99	47
7.48	18.40	6,435,665	0.77	5.58	1.10	52
6.68	(8.64)	4,480,999	0.80	5.66	1.12	52
7.75	3.16	7,089,261	0.83	5.30	1.09	52
8.11	7.76	7,329,642	0.84	6.04	1.06	54
July 1, 2018  |  187

Financial Highlights (continued)
	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
Income Fund
Class A
Year Ended February 28, 2018	$ 9.54	$ 0.50(e)	$ (0.19)	$ 0.31	$ (0.49)
Year Ended February 28, 2017	9.10	0.49(e)	0.44	0.93	(0.49)
Year Ended February 29, 2016	9.86	0.51(e)	(0.77)	(0.26)	(0.50)
June 2, 2014 (g) through February 28, 2015	10.00	0.39	(0.15)	0.24	(0.38)
Class C
Year Ended February 28, 2018	9.54	0.44(e)	(0.19)	0.25	(0.43)
Year Ended February 28, 2017	9.10	0.45(e)	0.43	0.88	(0.44)
Year Ended February 29, 2016	9.86	0.46(e)	(0.78)	(0.32)	(0.44)
June 2, 2014 (g) through February 28, 2015	10.00	0.34	(0.15)	0.19	(0.33)
Class I
Year Ended February 28, 2018	9.53	0.53(e)	(0.20)	0.33	(0.51)
Year Ended February 28, 2017	9.10	0.52(e)	0.42	0.94	(0.51)
Year Ended February 29, 2016	9.86	0.53(e)	(0.77)	(0.24)	(0.52)
June 2, 2014 (g) through February 28, 2015	10.00	0.40	(0.15)	0.25	(0.39)
(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(e)	Calculated based upon average shares outstanding.
(f)	Certain non-recurring expenses incurred by the Fund were not annualized for the year ended February 29, 2016 and for the period ended February 28, 2015.
(g)	Commencement of operations.
188  |  J.P. Morgan Income Funds

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period	Net expenses (d)	Net investment income (loss) (d)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)

$ 9.36	3.25%	$80,060,348	0.65%	5.22%	1.24%	40%
9.54	10.36	22,787,471	0.75	5.21	1.62	59
9.10	(2.76)	14,142,262	0.75(f)	5.53(f)	1.68(f)	74
9.86	2.42	132,974	0.75(f)	5.40(f)	2.57(f)	61

9.36	2.69	18,564,328	1.20	4.65	1.76	40
9.54	9.76	2,084,987	1.24	4.70	2.15	59
9.10	(3.29)	695,728	1.25(f)	4.83(f)	2.55(f)	74
9.86	1.96	192,151	1.25(f)	4.96(f)	3.16(f)	61

9.35	3.52	19,318,532	0.39	5.60	1.04	40
9.53	10.53	34,666,709	0.46	5.52	1.34	59
9.10	(2.50)	26,587,697	0.50(f)	5.56(f)	1.67(f)	74
9.86	2.51	26,076,165	0.50(f)	5.50(f)	2.07(f)	61
July 1, 2018  |  189

Financial Highlights (continued)
	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Inflation Managed Bond Fund
Class A
Year Ended February 28, 2018	$ 10.34	$ 0.20	$ (0.19)	$ 0.01	$ (0.20)	$ —	$ (0.20)
Year Ended February 28, 2017	10.14	0.18	0.19	0.37	(0.17)	—	(0.17)
Year Ended February 29, 2016	10.37	0.13	(0.22)	(0.09)	(0.14)	—	(0.14)
Year Ended February 28, 2015	10.51	0.12(d)	(0.14)	(0.02)	(0.12)	—	(0.12)
Year Ended February 28, 2014	10.81	0.12	(0.30)	(0.18)	(0.11)	(0.01)	(0.12)
Class C
Year Ended February 28, 2018	10.29	0.13	(0.19)	(0.06)	(0.14)	—	(0.14)
Year Ended February 28, 2017	10.09	0.11	0.20	0.31	(0.11)	—	(0.11)
Year Ended February 29, 2016	10.33	0.07	(0.23)	(0.16)	(0.08)	—	(0.08)
Year Ended February 28, 2015	10.48	0.05(d)	(0.13)	(0.08)	(0.07)	—	(0.07)
Year Ended February 28, 2014	10.78	0.04	(0.29)	(0.25)	(0.04)	(0.01)	(0.05)
Class I
Year Ended February 28, 2018	10.34	0.22	(0.19)	0.03	(0.22)	—	(0.22)
Year Ended February 28, 2017	10.14	0.20	0.19	0.39	(0.19)	—	(0.19)
Year Ended February 29, 2016	10.37	0.16	(0.23)	(0.07)	(0.16)	—	(0.16)
Year Ended February 28, 2015	10.51	0.13(d)	(0.13)	—(e)	(0.14)	—	(0.14)
Year Ended February 28, 2014	10.81	0.13	(0.29)	(0.16)	(0.13)	(0.01)	(0.14)
(a)	Calculated based upon average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(d)	Net investment income (loss) may appear disproportionate among the classes due to the timing of recognition of income and changes in the relative size of the classes.
(e)	Amount rounds to less than $0.005.
190  |  J.P. Morgan Income Funds

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge) (b)	Net assets, end of period (000’s)	Net expenses (c)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate

$ 10.15	0.12%	$ 22,800	0.74%	1.91%	0.97%	68%
10.34	3.63	26,932	0.75	1.76	1.21	41
10.14	(0.85)	51,090	0.75	1.32	1.15	27
10.37	(0.18)	59,129	0.75	1.15(d)	1.05	28
10.51	(1.66)	67,620	0.75	1.15	1.05	35

10.09	(0.63)	5,644	1.38	1.24	1.50	68
10.29	3.05	5,807	1.39	1.08	1.58	41
10.09	(1.53)	3,534	1.40	0.67	1.53	27
10.33	(0.82)	4,453	1.40	0.51(d)	1.52	28
10.48	(2.27)	5,253	1.40	0.42	1.56	35

10.15	0.26	206,975	0.58	2.12	0.72	68
10.34	3.83	558,497	0.60	1.91	0.73	41
10.14	(0.70)	694,213	0.60	1.52	0.72	27
10.37	(0.04)	1,202,468	0.60	1.26(d)	0.75	28
10.51	(1.47)	1,090,324	0.60	1.20	0.81	35
July 1, 2018  |  191

Financial Highlights (continued)
	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
Limited Duration Bond Fund
Class A
Year Ended February 28, 2018	$ 9.99	$ 0.14	$ (0.01)	$ 0.13	$ (0.14)
Year Ended February 28, 2017	9.97	0.09	0.02	0.11	(0.09)
Year Ended February 29, 2016	10.02	0.07	(0.05)	0.02	(0.07)
Year Ended February 28, 2015	9.96	0.07	0.06	0.13	(0.07)
Year Ended February 28, 2014	9.84	0.06	0.14	0.20	(0.08)
Class C
Year Ended February 28, 2018	9.88	0.08	(0.01)	0.07	(0.08)
Year Ended February 28, 2017	9.86	0.04	0.02	0.06	(0.04)
Year Ended February 29, 2016	9.91	0.02	(0.05)	(0.03)	(0.02)
Year Ended February 28, 2015	9.86	0.02	0.05	0.07	(0.02)
Year Ended February 28, 2014	9.74	0.01	0.14	0.15	(0.03)
Class I
Year Ended February 28, 2018	9.99	0.16	(0.01)	0.15	(0.16)
Year Ended February 28, 2017	9.96	0.11	0.04	0.15	(0.12)
Year Ended February 29, 2016	10.02	0.10	(0.06)	0.04	(0.10)
Year Ended February 28, 2015	9.96	0.10	0.05	0.15	(0.09)
Year Ended February 28, 2014	9.84	0.08	0.14	0.22	(0.10)
(a)	Calculated based upon average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
192  |  J.P. Morgan Income Funds

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge) (b)	Net assets, end of period (000’s)	Net expenses (c)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate

$ 9.98	1.27%	$ 121,268	0.68%	1.37%	0.89%	22%
9.99	1.13	149,919	0.68	0.89	0.95	21
9.97	0.19	198,338	0.68	0.70	0.95	23
10.02	1.28	204,080	0.68	0.74	0.93	24
9.96	2.01	185,550	0.67	0.60	0.93	23

9.87	0.76	17,540	1.18	0.83	1.39	22
9.88	0.63	41,003	1.18	0.39	1.44	21
9.86	(0.31)	50,910	1.18	0.20	1.44	23
9.91	0.72	53,773	1.18	0.24	1.42	24
9.86	1.49	57,659	1.17	0.10	1.42	23

9.98	1.53	214,976	0.43	1.62	0.62	22
9.99	1.47	238,500	0.43	1.14	0.65	21
9.96	0.35	323,384	0.43	0.95	0.63	23
10.02	1.55	637,355	0.43	1.00	0.65	24
9.96	2.23	548,277	0.42	0.85	0.67	23
July 1, 2018  |  193

Financial Highlights (continued)
	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Mortgage-Backed Securities Fund
Class A
Year Ended February 28, 2018	$ 11.45	$ 0.34(c)	$ (0.21)	$ 0.13	$ (0.33)	$ —	$ (0.33)
Year Ended February 28, 2017	11.66	0.29(c)	(0.21)	0.08	(0.28)	(0.01)	(0.29)
Year Ended February 29, 2016	11.65	0.30(c)	0.02	0.32	(0.30)	(0.01)	(0.31)
Year Ended February 28, 2015	11.58	0.34	0.08	0.42	(0.34)	(0.01)	(0.35)
Year Ended February 28, 2014	11.84	0.35	(0.30)	0.05	(0.30)	(0.01)	(0.31)
Class C
Year Ended February 28, 2018	11.15	0.27(c)	(0.20)	0.07	(0.27)	—	(0.27)
Year Ended February 28, 2017	11.36	0.23(c)	(0.20)	0.03	(0.23)	(0.01)	(0.24)
Year Ended February 29, 2016	11.36	0.23(c)	0.03	0.26	(0.25)	(0.01)	(0.26)
Year Ended February 28, 2015	11.30	0.27	0.09	0.36	(0.29)	(0.01)	(0.30)
Year Ended February 28, 2014	11.57	0.26	(0.27)	(0.01)	(0.25)	(0.01)	(0.26)
Class I
Year Ended February 28, 2018	11.18	0.36(c)	(0.21)	0.15	(0.36)	—	(0.36)
Year Ended February 28, 2017	11.38	0.31(c)	(0.19)	0.12	(0.31)	(0.01)	(0.32)
Year Ended February 29, 2016	11.39	0.32(c)	0.01	0.33	(0.33)	(0.01)	(0.34)
Year Ended February 28, 2015	11.32	0.35	0.10	0.45	(0.37)	(0.01)	(0.38)
Year Ended February 28, 2014	11.59	0.35	(0.28)	0.07	(0.33)	(0.01)	(0.34)
(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those netasset values may differ from the net asset values and returns for shareholder transactions.
(b)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(c)	Calculated based upon average shares outstanding.
194  |  J.P. Morgan Income Funds

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge) (a)	Net assets, end of period (000’s)	Net expenses (b)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate

$ 11.25	1.12%	$ 109,033	0.65%	2.95%	0.98%	14%
11.45	0.69	142,557	0.64	2.48	1.05	27
11.66	2.82	209,213	0.64	2.56	0.99	16
11.65	3.69	139,104	0.65	2.85	1.02	7
11.58	0.45	149,964	0.65	2.66	0.99	9

10.95	0.65	11,849	1.15	2.44	1.48	14
11.15	0.22	18,062	1.14	2.00	1.54	27
11.36	2.31	19,275	1.14	2.06	1.51	16
11.36	3.21	7,704	1.15	2.36	1.52	7
11.30	(0.10)	6,322	1.15	2.22	1.50	9

10.97	1.33	888,646	0.40	3.19	0.72	14
11.18	1.06	1,021,648	0.39	2.74	0.76	27
11.38	2.97	1,073,033	0.39	2.83	0.72	16
11.39	4.05	1,040,420	0.40	3.10	0.75	7
11.32	0.63	1,043,527	0.40	2.89	0.74	9
July 1, 2018  |  195

Financial Highlights (continued)
	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Short Duration Bond Fund
Class A
Year Ended February 28, 2018	$ 10.81	$ 0.11	$ (0.13)	$ (0.02)	$ (0.11)	$ —	$ (0.11)
Year Ended February 28, 2017	10.83	0.07	(0.01)	0.06	(0.07)	(0.01)	(0.08)
Year Ended February 29, 2016	10.87	0.07	(0.03)	0.04	(0.07)	(0.01)	(0.08)
Year Ended February 28, 2015	10.90	0.07	(0.02)	0.05	(0.07)	(0.01)	(0.08)
Year Ended February 28, 2014	10.97	0.07	(0.06)	0.01	(0.07)	(0.01)	(0.08)
Class C
Year Ended February 28, 2018	10.88	0.05	(0.13)	(0.08)	(0.05)	—	(0.05)
Year Ended February 28, 2017	10.90	0.01	(0.01)	—(d)	(0.01)	(0.01)	(0.02)
Year Ended February 29, 2016	10.94	0.01	(0.03)	(0.02)	(0.01)	(0.01)	(0.02)
Year Ended February 28, 2015	10.97	0.01	(0.02)	(0.01)	(0.01)	(0.01)	(0.02)
Year Ended February 28, 2014	11.04	0.01	(0.05)	(0.04)	(0.02)	(0.01)	(0.03)
Class I
Year Ended February 28, 2018	10.83	0.14	(0.13)	0.01	(0.14)	—	(0.14)
Year Ended February 28, 2017	10.84	0.09	0.01	0.10	(0.10)	(0.01)	(0.11)
Year Ended February 29, 2016	10.89	0.10	(0.04)	0.06	(0.10)	(0.01)	(0.11)
Year Ended February 28, 2015	10.91	0.10	(0.02)	0.08	(0.09)	(0.01)	(0.10)
Year Ended February 28, 2014	10.98	0.10	(0.06)	0.04	(0.10)	(0.01)	(0.11)
(a)	Calculated based upon average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(d)	Amount rounds to less than $0.005.
196  |  J.P. Morgan Income Funds

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge) (b)	Net assets, end of period (000’s)	Net expenses (c)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate

$ 10.68	(0.16)%	$ 386,702	0.80%	1.02%	0.86%	44%
10.81	0.55	535,288	0.80	0.61	0.90	37
10.83	0.35	528,045	0.80	0.63	0.92	45
10.87	0.38	225,852	0.80	0.63	0.92	41
10.90	0.11	240,174	0.80	0.63	0.89	38

10.75	(0.69)	34,926	1.30	0.50	1.36	44
10.88	0.05	89,565	1.30	0.10	1.42	37
10.90	(0.16)	110,872	1.30	0.13	1.41	45
10.94	(0.10)	124,100	1.30	0.13	1.40	41
10.97	(0.39)	154,636	1.30	0.14	1.39	38

10.70	0.08	1,010,587	0.55	1.26	0.60	44
10.83	0.90	2,867,193	0.55	0.83	0.66	37
10.84	0.50	7,145,093	0.55	0.88	0.66	45
10.89	0.72	7,781,780	0.55	0.88	0.65	41
10.91	0.36	7,800,036	0.55	0.88	0.64	38
July 1, 2018  |  197

Financial Highlights (continued)
	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Short Duration Core Plus Fund
Class A
Year Ended February 28, 2018	$ 9.59	$ 0.32	$ (0.19)	$ 0.13	$ (0.32)	$ —	$ (0.32)
Year Ended February 28, 2017	8.87	0.42	0.72	1.14	(0.42)	—	(0.42)
Year Ended February 29, 2016	9.76	0.41	(0.89)	(0.48)	(0.41)	—	(0.41)
Year Ended February 28, 2015	10.05	0.41	(0.28)	0.13	(0.41)	(0.01)	(0.42)
March 1, 2013 (f) through February 28, 2014	10.00	0.41	(0.02)	0.39	(0.34)	—	(0.34)
Class C
Year Ended February 28, 2018	9.57	0.27	(0.19)	0.08	(0.27)	—	(0.27)
Year Ended February 28, 2017	8.85	0.37	0.72	1.09	(0.37)	—	(0.37)
Year Ended February 29, 2016	9.75	0.36	(0.89)	(0.53)	(0.37)	—	(0.37)
Year Ended February 28, 2015	10.05	0.36	(0.28)	0.08	(0.37)	(0.01)	(0.38)
March 1, 2013 (f) through February 28, 2014	10.00	0.36	(0.02)	0.34	(0.29)	—	(0.29)
Class I
Year Ended February 28, 2018	9.58	0.35	(0.19)	0.16	(0.35)	—	(0.35)
Year Ended February 28, 2017	8.86	0.44	0.72	1.16	(0.44)	—	(0.44)
Year Ended February 29, 2016	9.76	0.43	(0.89)	(0.46)	(0.44)	—	(0.44)
Year Ended February 28, 2015	10.05	0.44	(0.28)	0.16	(0.44)	(0.01)	(0.45)
March 1, 2013 (f) through February 28, 2014	10.00	0.43	(0.01)	0.42	(0.37)	—	(0.37)
(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Commencement of operations.
(g)	Certain non-recurring expenses incurred by the Fund were not annualized for the period ended February 28, 2014.
198  |  J.P. Morgan Income Funds

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$ 9.40	1.40%	$ 9,900	0.77%	3.30%	1.26%	226%
9.59	13.07	4,246	0.89	4.43	1.33	77
8.87	(5.03)	2,570	0.90	4.34	1.25	42
9.76	1.31	1,965	0.89	4.15	1.21	73
10.05	4.02	1,415	0.89(g)	4.13(g)	1.45(g)	66

9.38	0.88	1,207	1.29	2.87	1.77	226
9.57	12.55	1,283	1.39	3.93	1.91	77
8.85	(5.61)	264	1.40	3.82	1.88	42
9.75	0.80	324	1.39	3.63	1.73	73
10.05	3.48	55	1.39(g)	3.62(g)	2.15(g)	66

9.39	1.65	56,434	0.55	3.70	0.97	226
9.58	13.34	125,336	0.64	4.68	1.01	77
8.86	(4.86)	108,974	0.65	4.55	0.94	42
9.76	1.54	173,375	0.64	4.40	0.95	73
10.05	4.24	201,219	0.63(g)	4.36(g)	1.15(g)	66
July 1, 2018  |  199

Financial Highlights (continued)
	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
Strategic Income Opportunities Fund
Class A
Year Ended February 28, 2018	$ 11.69	$ 0.33(d)	$ (0.12)	$ 0.21	$ (0.32)
Year Ended February 28, 2017	10.91	0.46(d)	0.79	1.25	(0.47)
Year Ended February 29, 2016	11.76	0.35(d)	(0.81)	(0.46)	(0.39)
Year Ended February 28, 2015	11.91	0.19	(0.18)	0.01	(0.16)
Year Ended February 28, 2014	11.88	0.25	0.02	0.27	(0.24)
Class C
Year Ended February 28, 2018	11.65	0.28(d)	(0.11)	0.17	(0.27)
Year Ended February 28, 2017	10.88	0.40(d)	0.78	1.18	(0.41)
Year Ended February 29, 2016	11.73	0.29 (d)	(0.81)	(0.52)	(0.33)
Year Ended February 28, 2015	11.89	0.11	(0.16)	(0.05)	(0.11)
Year Ended February 28, 2014	11.86	0.20	0.02	0.22	(0.19)
Class I
Year Ended February 28, 2018	11.71	0.36(d)	(0.11)	0.25	(0.35)
Year Ended February 28, 2017	10.93	0.49(d)	0.79	1.28	(0.50)
Year Ended February 29, 2016	11.78	0.38(d)	(0.81)	(0.43)	(0.42)
Year Ended February 28, 2015	11.94	0.21	(0.18)	0.03	(0.19)
Year Ended February 28, 2014	11.90	0.28	0.03	0.31	(0.27)
(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(b)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(c)	Commencing on February 29, 2016, the Fund presents portfolio turnover in two ways, one including securities sold short and the other excluding securities sold short. For periods prior to February 29, 2016, the Fund did not transact in securities sold short.
(d)	Calculated based upon average shares outstanding.
(e)	The net expenses and expenses without waivers, reimbursements and earnings credits (excluding interest expense for securities sold short) for Class A are 0.97% and 1.05% for the year ended February 28, 2018 and 0.97% and 1.15% for the year ended February 28, 2017, for Class C are 1.47% and 1.56% for the year ended February 28, 2018 and 1.47% and 1.60% for the year ended February 28, 2017, for Class I are 0.72% and 0.80% for the year ended February 28, 2018 and 0.71% and 0.82% for the year ended February 28, 2017.
(f)	Interest expense on securities sold short is less than 0.005%.
200  |  J.P. Morgan Income Funds

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge) (a)	Net assets, end of period (000’s)	Net expenses (including interest expense for securities sold short) (b)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits (including interest expense for securities sold short)	Portfolio turnover rate (excluding securities sold short) (c)	Portfolio turnover rate (including securities sold short) (c)

$ 11.58	1.85%	$ 1,144,868	0.99%(e)	2.87%	1.07%(e)	55%	58%
11.69	11.60	1,530,590	0.98(e)	4.05	1.17(e)	38	40
10.91	(4.02)	1,644,177	0.93(f)	3.04	1.19(f)	51	53
11.76	0.08	2,651,180	0.88	1.43	1.14	255	—
11.91	2.32	5,004,804	0.90	2.16	1.10	216	—

11.55	1.44	909,113	1.49(e)	2.38	1.58(e)	55	58
11.65	10.97	1,125,676	1.48(e)	3.55	1.62(e)	38	40
10.88	(4.50)	1,223,983	1.43(f)	2.55	1.62(f)	51	53
11.73	(0.42)	1,709,941	1.38	0.96	1.60	255	—
11.89	1.85	1,877,626	1.40	1.68	1.60	216	—

11.61	2.19	8,778,839	0.74(e)	3.10	0.82(e)	55	58
11.71	11.86	9,192,284	0.73(e)	4.30	0.84(e)	38	40
10.93	(3.77)	10,122,076	0.68(f)	3.28	0.83(f)	51	53
11.78	0.28	17,104,614	0.63	1.70	0.84	255	—
11.94	2.64	18,302,851	0.65	2.42	0.85	216	—
July 1, 2018  |  201

Financial Highlights (continued)
	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Total Return Fund
Class A
Year Ended February 28, 2018	$ 9.90	$ 0.24(d)	$ (0.17)	$ 0.07	$ (0.24)	$ —(e)	$ (0.24)
Year Ended February 28, 2017	9.69	0.26(d)	0.22	0.48	(0.25)	(0.02)	(0.27)
Year Ended February 29, 2016	10.14	0.28(d)	(0.37)	(0.09)	(0.29)	(0.07)	(0.36)
Year Ended February 28, 2015	10.02	0.25(g)	0.17	0.42	(0.22)	(0.08)	(0.30)
Year Ended February 28, 2014	10.35	0.34	(0.18)	0.16	(0.34)	(0.15)	(0.49)
Class C
Year Ended February 28, 2018	9.87	0.17(d)	(0.16)	0.01	(0.17)	—(e)	(0.17)
Year Ended February 28, 2017	9.66	0.19(d)	0.23	0.42	(0.19)	(0.02)	(0.21)
Year Ended February 29, 2016	10.11	0.21(d)	(0.37)	(0.16)	(0.22)	(0.07)	(0.29)
Year Ended February 28, 2015	9.99	0.19(g)	0.17	0.36	(0.16)	(0.08)	(0.24)
Year Ended February 28, 2014	10.33	0.27	(0.19)	0.08	(0.27)	(0.15)	(0.42)
Class I
Year Ended February 28, 2018	9.92	0.25(d)	(0.17)	0.08	(0.25)	—(e)	(0.25)
Year Ended February 28, 2017	9.71	0.27(d)	0.22	0.49	(0.26)	(0.02)	(0.28)
Year Ended February 29, 2016	10.16	0.29(d)	(0.37)	(0.08)	(0.30)	(0.07)	(0.37)
Year Ended February 28, 2015	10.03	0.24(g)	0.20	0.44	(0.23)	(0.08)	(0.31)
Year Ended February 28, 2014	10.37	0.36	(0.21)	0.15	(0.34)	(0.15)	(0.49)
(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(b)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(c)	Commencing on February 29, 2016, the Fund presents portfolio turnover in two ways, one including securities sold short and the other excluding securities sold short. For periods prior to February 29, 2016, the Fund did not transact in securities sold short.
(d)	Calculated based upon average shares outstanding.
(e)	Amount rounds to less than $0.005.
(f)	Interest expense on securities sold short is less than 0.005%.
(g)	Net investment income (loss) may appear disproportionate among the classes due to the timing of recognition of income and changes in the relative size of the classes.
202  |  J.P. Morgan Income Funds

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge) (a)	Net assets, end of period (000’s)	Net expenses (including interest expense for securities sold short) (b)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits (including interest expense for securities sold short)	Portfolio turnover rate (excluding securities sold short) (c)	Portfolio turnover rate (including securities sold short) (c)

$ 9.73	0.66%	$ 281,767	0.64%	2.39%	0.99%	393%	393%
9.90	5.03	186,048	0.63(f)	2.61	1.10(f)	397	398
9.69	(0.88)	160,090	0.61(f)	2.83	1.06(f)	418	427
10.14	4.26	180,588	0.64	2.27(g)	1.09	394	—
10.02	1.64	35,968	0.72	3.31	1.09	406	—

9.71	0.10	26,287	1.29	1.74	1.49	393	393
9.87	4.35	40,167	1.28(f)	1.96	1.56(f)	397	398
9.66	(1.56)	42,613	1.26 (f)	2.18	1.56(f)	418	427
10.11	3.63	39,361	1.29	1.61(g)	1.60	394	—
9.99	0.90	10,199	1.37	2.60	1.58	406	—

9.75	0.76	322,552	0.54	2.49	0.73	393	393
9.92	5.12	300,372	0.53(f)	2.71	0.77(f)	397	398
9.71	(0.76)	234,674	0.51(f)	2.93	0.76(f)	418	427
10.16	4.43	208,400	0.56	2.44(g)	0.81	394	—
10.03	1.61	146,774	0.62	3.34	0.83	406	—
July 1, 2018  |  203

Financial Highlights (continued)
	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Return of capital	Total distributions
Unconstrained Debt Fund
Class A
Year Ended February 28, 2018	$ 9.89	$ 0.33	$ (0.01)	$ 0.32	$ (0.26)	$ —	$ (0.26)
Year Ended February 28, 2017	9.54	0.25	0.39	0.64	(0.28)	(0.01)	(0.29)
Year Ended February 29, 2016	10.16	0.24	(0.46)	(0.22)	(0.40)	—	(0.40)
Year Ended February 28, 2015	10.36	0.27(d)	(0.08)	0.19	(0.39)	—	(0.39)
Year Ended February 28, 2014	10.22	0.36	0.02	0.38	(0.24)	—	(0.24)
Class C
Year Ended February 28, 2018	9.84	0.28	(0.03)	0.25	(0.21)	—	(0.21)
Year Ended February 28, 2017	9.49	0.20	0.40	0.60	(0.24)	(0.01)	(0.25)
Year Ended February 29, 2016	10.11	0.19	(0.46)	(0.27)	(0.35)	—	(0.35)
Year Ended February 28, 2015	10.33	0.22 (d)	(0.09)	0.13	(0.35)	—	(0.35)
Year Ended February 28, 2014	10.20	0.30	0.03	0.33	(0.20)	—	(0.20)
Class I
Year Ended February 28, 2018	9.91	0.36	(0.05)	0.31	(0.28)	—	(0.28)
Year Ended February 28, 2017	9.55	0.27	0.41	0.68	(0.31)	(0.01)	(0.32)
Year Ended February 29, 2016	10.18	0.27	(0.48)	(0.21)	(0.42)	—	(0.42)
Year Ended February 28, 2015	10.37	0.30(d)	(0.08)	0.22	(0.41)	—	(0.41)
Year Ended February 28, 2014	10.23	0.37	0.03	0.40	(0.26)	—	(0.26)
(a)	Calculated based upon average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(d)	Net investment income (loss) may appear disproportionate among the classes due to the timing of recognition of income and changes in the relative size of the classes.
204  |  J.P. Morgan Income Funds

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge) (b)	Net assets, end of period (000’s)	Net expenses (c)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate

$ 9.95	3.21%	$ 65,315	0.90%	3.35%	1.08%	102%
9.89	6.76	62,181	0.94	2.50	1.10	334
9.54	(2.25)	88,231	0.97	2.48	1.12	181
10.16	1.88	149,587	0.97	2.68(d)	1.09	179
10.36	3.81	101,255	0.97	3.54	1.09	106

9.88	2.50	6,045	1.40	2.84	1.59	102
9.84	6.32	8,463	1.43	2.01	1.62	334
9.49	(2.74)	5,843	1.47	1.98	1.64	181
10.11	1.34	4,941	1.47	2.17(d)	1.61	179
10.33	3.26	1,332	1.47	2.92	1.58	106

9.94	3.14	626,197	0.65	3.58	0.82	102
9.91	7.16	2,273,160	0.68	2.75	0.82	334
9.55	(2.09)	2,342,889	0.72	2.73	0.82	181
10.18	2.17	2,170,937	0.72	2.90(d)	0.82	179
10.37	3.99	1,589,943	0.72	3.63	0.83	106
July 1, 2018  |  205

Additional Fee and Expense Information
ADDITIONAL FEE AND EXPENSE INFORMATION
AFFECTING THE JPMT II FUNDS
In connection with the 2004 final settlement between Banc One Investment Advisors Corporation (BOIA), subsequently known as JPMorgan Investment Advisors Inc. (JPMIA1), with the New York Attorney General arising out of market timing of certain mutual funds advised by BOIA, BOIA agreed, among other things, to disclose hypothetical information regarding investment and expenses information to Fund shareholders. The hypothetical examples are provided for JPMT II Funds or those Funds that have acquired the assets and liabilities of a JPMT II Fund or a series of One Group Mutual Funds.
The “Gross Expense Ratio” includes the contractual expenses that make up the investment advisory, administration and shareholder servicing fees, Rule 12b-1 distribution fees, fees paid to vendors not affiliated with JPMIM that provide services to the Funds and other fees and expenses of the Funds. The “Net Expense Ratio” is Gross Expenses less any fee waivers or expense reimbursements memorialized in a written contract between the Funds and JPMIM and/or its affiliates, as applicable.
1	Effective January 1, 2010, the investment advisory business of JPMorgan Investment Advisors Inc. (JPMIA), which was the adviser for certain of the J.P. Morgan Funds, was transferred to JPMIM and JPMIM became the investment adviser for certain J.P. Morgan Funds that were previously advised by JPMIA.
The table below show the ratios for Class A, Class C, Class I, and Class L Shares of the affected Funds offered in this prospectus.

	Class	Net Expense Ratio	Gross Expense Ratio
JPMorgan Core Bond Fund	A	0.75%	0.92%
	C	1.40%	1.41%
	I	0.50%	0.66%
JPMorgan Core Plus Bond Fund	A	0.75%	0.93%
	C	1.40%	1.42%
	I	0.46%	0.68%
	L	0.49%	0.52%
JPMorgan Government Bond Fund	A	0.75%	0.95%
	C	1.44%	1.44%
	I	0.48%	0.70%
JPMorgan High Yield Fund	A	1.00%	1.24%
	C	1.50%	1.73%
	I	0.75%	1.00%
JPMorgan Limited Duration Bond Fund	A	0.70%	0.91%
	C	1.20%	1.41%
	I	0.45%	0.64%
JPMorgan Mortgage-Backed Securities Fund	A	0.65%	0.98%
	C	1.15%	1.48%
	I	0.40%	0.72%
JPMorgan Short Duration Bond Fund	A	0.80%	0.86%
	C	1.30%	1.36%
	I	0.55%	0.60%
*	“Net Expense Ratio” and “Gross Expense Ratio” are based on estimated amounts for the current fiscal year.
206  |  J.P. Morgan Income Funds

A Fund’s annual return is reduced by its fees and expenses for that year. The examples below are intended to help you understand the annual and cumulative impact of the Fund’s fees and expenses on your investment through a hypothetical investment of $10,000 held for the next 10 years. The examples assume the following:
•	On 7/1/17, you invest $10,000 in the Fund and you will hold the shares for the entire 10 year period;
•	Your investment has a 5% return each year;
•	The Fund’s operating expenses remain at the levels discussed below and are not affected by increases or decreases in Fund assets over time;
•	At the time of purchase, any applicable initial sales charges (loads) are deducted; and
•	There is no sales charge (load) on reinvested dividends.
•	The annual costs are calculated using the Net Expense Ratios for the period through the expiration of any fee waivers or expense reimbursements memorialized in a written contract between the Funds and JPMIM and/or its affiliates; and the Gross Expense Ratios thereafter.
“Gross Cumulative Return” shows what the cumulative return on your investment at the end of each fiscal year would be if Fund expenses are not deducted. “Net Cumulative Return” shows what the cumulative return on your investment at the end of each year would be assuming Fund expenses are deducted each year in the amount shown under “Annual Costs.”
Your actual costs may be higher or lower than those shown.
July 1, 2018  |  207

Additional Fee and Expense Information (continued)
JPMorgan Core Bond Fund
	Class A				Class C1
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
June 30, 2019	$449	1.06%	0.34%	0.34%	$ 143	5.00%	3.60%	3.60%
June 30, 2020	94	6.12	4.43	4.08	149	10.25	7.32	3.59
June 30, 2021	98	11.42	8.70	4.08	154	15.76	11.17	3.59
June 30, 2022	102	16.99	13.13	4.08	160	21.55	15.16	3.59
June 30, 2023	106	22.84	17.75	4.08	165	27.63	19.30	3.59
June 30, 2024	111	28.98	22.55	4.08	171	34.01	23.58	3.59
June 30, 2025	115	35.43	27.55	4.08	177	40.71	28.02	3.59
June 30, 2026	120	42.21	32.75	4.08	184	47.75	32.61	3.59
June 30, 2027	125	49.32	38.17	4.08	190	55.13	37.37	3.59
June 30, 2028	130	56.78	43.81	4.08	197	62.89	42.31	3.59
1	The disclosure and numbers for Class C Shares shown above assume that the shareholder did not redeem the shares.With redemption, the numbers for Class C Shares for the first year (period ended June 30, 2019) would be as follows:

Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
$243	4.00%	2.60%	2.60%

	Class I
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
June 30, 2019	$ 51	5.00%	4.50%	4.50%
June 30, 2020	70	10.25	9.04	4.34
June 30, 2021	74	15.76	13.77	4.34
June 30, 2022	77	21.55	18.70	4.34
June 30, 2023	80	27.63	23.86	4.34
June 30, 2024	84	34.01	29.23	4.34
June 30, 2025	87	40.71	34.84	4.34
June 30, 2026	91	47.75	40.69	4.34
June 30, 2027	95	55.13	46.80	4.34
June 30, 2028	99	62.89	53.17	4.34
208  |  J.P. Morgan Income Funds

JPMorgan Core Plus Bond Fund
	Class A				Class C1
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
June 30, 2019	$449	1.06%	0.34%	0.34%	$ 143	5.00%	3.60%	3.60%
June 30, 2020	95	6.12	4.42	4.07	150	10.25	7.31	3.58
June 30, 2021	99	11.42	8.67	4.07	155	15.76	11.15	3.58
June 30, 2022	103	16.99	13.10	4.07	161	21.55	15.13	3.58
June 30, 2023	107	22.84	17.70	4.07	166	27.63	19.25	3.58
June 30, 2024	112	28.98	22.49	4.07	172	34.01	23.52	3.58
June 30, 2025	116	35.43	27.48	4.07	179	40.71	27.94	3.58
June 30, 2026	121	42.21	32.66	4.07	185	47.75	32.52	3.58
June 30, 2027	126	49.32	38.06	4.07	192	55.13	37.27	3.58
June 30, 2028	131	56.78	43.68	4.07	198	62.89	42.18	3.58
1	The disclosure and numbers for Class C Shares shown above assume that the shareholder did not redeem the shares.With redemption, the numbers for Class C Shares for the first year (period ended June 30, 2019) would be as follows:

Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
$243	4.00%	2.60%	2.60%

	Class I
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
June 30, 2019	$ 47	5.00%	4.54%	4.54%
June 30, 2020	73	10.25	9.06	4.32
June 30, 2021	76	15.76	13.77	4.32
June 30, 2022	79	21.55	18.68	4.32
June 30, 2023	82	27.63	23.81	4.32
June 30, 2024	86	34.01	29.16	4.32
June 30, 2025	90	40.71	34.74	4.32
June 30, 2026	94	47.75	40.56	4.32
June 30, 2027	98	55.13	46.63	4.32
June 30, 2028	102	62.89	52.96	4.32
July 1, 2018  |  209

Additional Fee and Expense Information (continued)

	Class L
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
June 30, 2019	$ 50	5.00%	4.51%	4.51%
June 30, 2020	56	10.25	9.19	4.48
June 30, 2021	58	15.76	14.08	4.48
June 30, 2022	61	21.55	19.19	4.48
June 30, 2023	63	27.63	24.53	4.48
June 30, 2024	66	34.01	30.11	4.48
June 30, 2025	69	40.71	35.94	4.48
June 30, 2026	72	47.75	42.03	4.48
June 30, 2027	76	55.13	48.40	4.48
June 30, 2028	79	62.89	55.04	4.48

JPMorgan Government Bond Fund
	Class A				Class C1
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
June 30, 2019	$449	1.06%	0.34%	0.34%	$ 147	5.00%	3.56%	3.56%
June 30, 2020	97	6.12	4.40	4.05	152	10.25	7.25	3.56
June 30, 2021	101	11.42	8.63	4.05	157	15.76	11.06	3.56
June 30, 2022	105	16.99	13.03	4.05	163	21.55	15.02	3.56
June 30, 2023	110	22.84	17.61	4.05	169	27.63	19.11	3.56
June 30, 2024	114	28.98	22.37	4.05	175	34.01	23.35	3.56
June 30, 2025	119	35.43	27.33	4.05	181	40.71	27.75	3.56
June 30, 2026	123	42.21	32.49	4.05	187	47.75	32.29	3.56
June 30, 2027	128	49.32	37.85	4.05	194	55.13	37.00	3.56
June 30, 2028	134	56.78	43.44	4.05	201	62.89	41.88	3.56
1	The disclosure and numbers for Class C Shares shown above assume that the shareholder did not redeem the shares.With redemption, the numbers for Class C Shares for the first year (period ended June 30, 2019) would be as follows:

Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
$247	4.00%	2.56%	2.56%
210  |  J.P. Morgan Income Funds

	Class I
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
June 30, 2019	$ 49	5.00%	4.52%	4.52%
June 30, 2020	75	10.25	9.01	4.30
June 30, 2021	78	15.76	13.70	4.30
June 30, 2022	81	21.55	18.59	4.30
June 30, 2023	85	27.63	23.69	4.30
June 30, 2024	88	34.01	29.01	4.30
June 30, 2025	92	40.71	34.56	4.30
June 30, 2026	96	47.75	40.34	4.30
June 30, 2027	100	55.13	46.38	4.30
June 30, 2028	105	62.89	52.67	4.30

JPMorgan High Yield Fund
	Class A				Class C1
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
June 30, 2019	$473	1.06%	0.10%	0.10%	$ 153	5.00%	3.50%	3.50%
June 30, 2020	126	6.12	3.86	3.76	182	10.25	6.88	3.27
June 30, 2021	131	11.42	7.77	3.76	188	15.76	10.38	3.27
June 30, 2022	136	16.99	11.82	3.76	194	21.55	13.99	3.27
June 30, 2023	141	22.84	16.03	3.76	200	27.63	17.72	3.27
June 30, 2024	147	28.98	20.39	3.76	207	34.01	21.57	3.27
June 30, 2025	152	35.43	24.91	3.76	214	40.71	25.54	3.27
June 30, 2026	158	42.21	29.61	3.76	221	47.75	29.65	3.27
June 30, 2027	164	49.32	34.48	3.76	228	55.13	33.89	3.27
June 30, 2028	170	56.78	39.54	3.76	235	62.89	38.26	3.27
1	The disclosure and numbers for Class C Shares shown above assume that the shareholder did not redeem the shares.With redemption, the numbers for Class C Shares for the first year (period ended June 30, 2019) would be as follows:

Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
$253	4.00%	2.50%	2.50%
July 1, 2018  |  211

Additional Fee and Expense Information (continued)

	Class I
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
June 30, 2019	$ 77	5.00%	4.25%	4.25%
June 30, 2020	106	10.25	8.42	4.00
June 30, 2021	111	15.76	12.76	4.00
June 30, 2022	115	21.55	17.27	4.00
June 30, 2023	120	27.63	21.96	4.00
June 30, 2024	124	34.01	26.84	4.00
June 30, 2025	129	40.71	31.91	4.00
June 30, 2026	135	47.75	37.19	4.00
June 30, 2027	140	55.13	42.67	4.00
June 30, 2028	146	62.89	48.38	4.00

JPMorgan Limited Duration Bond Fund
	Class A				Class C1
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
June 30, 2019	$295	2.64%	1.95%	1.95%	$ 122	5.00%	3.80%	3.80%
June 30, 2020	95	7.77	6.12	4.09	149	10.25	7.53	3.59
June 30, 2021	99	13.16	10.46	4.09	154	15.76	11.39	3.59
June 30, 2022	103	18.82	14.98	4.09	160	21.55	15.39	3.59
June 30, 2023	107	24.76	19.68	4.09	166	27.63	19.53	3.59
June 30, 2024	111	30.99	24.58	4.09	172	34.01	23.82	3.59
June 30, 2025	116	37.54	29.67	4.09	178	40.71	28.26	3.59
June 30, 2026	120	44.42	34.98	4.09	184	47.75	32.87	3.59
June 30, 2027	125	51.64	40.50	4.09	191	55.13	37.64	3.59
June 30, 2028	130	59.22	46.25	4.09	198	62.89	42.58	3.59
1	The disclosure and numbers for Class C Shares shown above assume that the shareholder did not redeem the shares.With redemption, the numbers for Class C Shares for the first year (period ended June 30, 2019) would be as follows:

Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
$222	4.00%	2.80%	2.80%
212  |  J.P. Morgan Income Funds

	Class I
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
June 30, 2019	$46	5.00%	4.55%	4.55%
June 30, 2020	68	10.25	9.11	4.36
June 30, 2021	71	15.76	13.87	4.36
June 30, 2022	74	21.55	18.83	4.36
June 30, 2023	78	27.63	24.01	4.36
June 30, 2024	81	34.01	29.42	4.36
June 30, 2025	85	40.71	35.06	4.36
June 30, 2026	88	47.75	40.95	4.36
June 30, 2027	92	55.13	47.09	4.36
June 30, 2028	96	62.89	53.51	4.36

JPMorgan Mortgage-Backed Securities Fund
	Class A				Class C1
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
June 30, 2019	$439	1.06%	0.44%	0.44%	$ 117	5.00%	3.85%	3.85%
June 30, 2020	100	6.12	4.47	4.02	156	10.25	7.51	3.52
June 30, 2021	104	11.42	8.67	4.02	162	15.76	11.29	3.52
June 30, 2022	109	16.99	13.04	4.02	168	21.55	15.21	3.52
June 30, 2023	113	22.84	17.59	4.02	174	27.63	19.26	3.52
June 30, 2024	118	28.98	22.31	4.02	180	34.01	23.46	3.52
June 30, 2025	122	35.43	27.23	4.02	186	40.71	27.81	3.52
June 30, 2026	127	42.21	32.35	4.02	192	47.75	32.31	3.52
June 30, 2027	132	49.32	37.67	4.02	199	55.13	36.96	3.52
June 30, 2028	138	56.78	43.20	4.02	206	62.89	41.78	3.52
1	The disclosure and numbers for Class C Shares shown above assume that the shareholder did not redeem the shares.With redemption, the numbers for Class C Shares for the first year (period ended June 30, 2019) would be as follows:

Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
$217	4.00%	2.85%	2.85%
July 1, 2018  |  213

Additional Fee and Expense Information (continued)

	Class I
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
June 30, 2019	$ 41	5.00%	4.60%	4.60%
June 30, 2020	77	10.25	9.08	4.28
June 30, 2021	80	15.76	13.75	4.28
June 30, 2022	84	21.55	18.61	4.28
June 30, 2023	87	27.63	23.69	4.28
June 30, 2024	91	34.01	28.98	4.28
June 30, 2025	95	40.71	34.50	4.28
June 30, 2026	99	47.75	40.26	4.28
June 30, 2027	103	55.13	46.26	4.28
June 30, 2028	108	62.89	52.52	4.28

JPMorgan Short Duration Bond Fund
	Class A				Class C1
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
June 30, 2019	$305	2.64%	1.86%	1.86%	$ 132	5.00%	3.70%	3.70%
June 30, 2020	89	7.77	6.07	4.14	144	10.25	7.47	3.64
June 30, 2021	93	13.16	10.46	4.14	149	15.76	11.39	3.64
June 30, 2022	97	18.82	15.04	4.14	154	21.55	15.44	3.64
June 30, 2023	101	24.76	19.80	4.14	160	27.63	19.64	3.64
June 30, 2024	105	30.99	24.76	4.14	166	34.01	24.00	3.64
June 30, 2025	110	37.54	29.92	4.14	172	40.71	28.51	3.64
June 30, 2026	114	44.42	35.30	4.14	178	47.75	33.19	3.64
June 30, 2027	119	51.64	40.90	4.14	184	55.13	38.04	3.64
June 30, 2028	124	59.22	46.74	4.14	191	62.89	43.06	3.64
1	The disclosure and numbers for Class C Shares shown above assume that the shareholder did not redeem the shares.With redemption, the numbers for Class C Shares for the first year (period ended June 30, 2019) would be as follows:

Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
$232	4.00%	2.70%	2.70%
214  |  J.P. Morgan Income Funds

	Class I
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
June 30, 2019	$ 56	5.00%	4.45%	4.45%
June 30, 2020	64	10.25	9.05	4.40
June 30, 2021	67	15.76	13.84	4.40
June 30, 2022	70	21.55	18.85	4.40
June 30, 2023	73	27.63	24.08	4.40
June 30, 2024	76	34.01	29.54	4.40
June 30, 2025	79	40.71	35.24	4.40
June 30, 2026	83	47.75	41.19	4.40
June 30, 2027	87	55.13	47.41	4.40
June 30, 2028	90	62.89	53.89	4.40
July 1, 2018  |  215

Appendix A – Financial Intermediary-Specific Sales Charge Waivers
WAIVERS APPLICABLE TO PURCHASES THROUGH MERRILL LYNCH
Shareholders purchasing Fund shares through a Merrill Lynch platform or account are eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI. In all instances, it is the purchaser’s responsibility to notify Merrill Lynch at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. With regard to these waivers and discounts, Merrill Lynch is responsible for the implementation on the Merrill Lynch platform or accounts.
Front-end Sales Load Waivers on Class A Shares available at Merrill Lynch
Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan
Shares purchased by or through a 529 Plan
Exchanges as described in this prospectus.
Shares purchased through a Merrill Lynch affiliated investment advisory program
Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch’s platform
Shares of funds purchased through the Merrill Edge Self-Directed platform
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)
Shares exchanged from Class C (i.e. level-load) shares of the same fund in the month of or following the 10-year anniversary of the purchase date
Employees and registered representatives of Merrill Lynch or its affiliates and their family members as defined by Merrill Lynch.
Directors or Trustees of the Fund, and employees of the Fund’s investment adviser or any of its affiliates, as described in this prospectus
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same retail brokerage account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Merrill Lynch Rights of Reinstatement)
CDSC Waivers on Class A and Class C Shares available at Merrill Lynch
Death or disability of the shareholder
Shares sold as part of a systematic withdrawal plan as described in the Fund’s prospectus
Return of excess contributions from an IRA Account
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70½
Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch
Shares acquired through Merrill Lynch Rights of Reinstatement
Shares held in retirement brokerage accounts, that are exchanged for a lower cost share class due to transfer to a fee based account or platform (applicable to Class A and Class C shares only). Merrill Lynch will pay the Distributor a prorated portion of the applicable CDSC the Distributor would have received when the exchange occurs. The Distributor will receive the amount of the CDSC minus the amount of Rule 12b-1 fees that it has already received during the holding period.
Front-end load Discounts available at Merrill Lynch: Breakpoints, Rights of Accumulation and Letters of Intent (as described in this prospectus)
Breakpoints.
Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.
Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Merrill Lynch, over a 13-month period of time (if applicable)
WAIVERS APPLICABLE TO PURCHASES THROUGH LPL FINANCIAL
Shareholders purchasing Fund shares through LPL Financial’s Mutual Fund Only Platform are eligible only for the following front-end sales charge waivers for Class A Shares, which differ from those disclosed elsewhere in this Fund’s prospectus or SAI:
Sales charges will be waived for Class A Shares bought by clients of LPL Financial who are accessing the J.P. Morgan Funds through LPL Financial’s mutual fund only platform.
For accounts where LPL Financial is listed as the broker dealer, the following waiver replaces the first bullet point under item five in “Waiver of the Class A Sales Charge” under the “Sales Charges and Financial Intermediary Compensation” section of each prospectus:

216  |   J.P. Morgan Income Funds

Class A Shares may be purchased without a sales charge by Group Retirement Plans (as defined in the Glossary) which are employer sponsored retirement, deferred compensation, employee benefit plans (including health savings accounts) and trusts used to fund those plans. Please note that no new Group Retirement plans will be permitted to invest in Class A Shares after April 3, 2017.
With regard to this waiver, LPL Financial is responsible for the implementation on its platform.
WAIVERS APPLICABLE TO PURCHASES THROUGH AMERIPRISE
Front-end Sales Charge Waivers on Class A Shares available at Ameriprise Financial
Effective June 1, 2018, shareholders purchasing Fund shares through an Ameriprise Financial platform or account are eligible only for the following Class A waivers, which may differ from those disclosed elsewhere in a Fund’s prospectus or SAI. In all instances, it is the purchaser’s responsibility to notify Ameriprise Financial at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers. With regard to these waivers, Ameriprise Financial is responsible for the implementation on the Ameriprise Financial platform or accounts.
•	Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SARSEPs or Keogh plans.
•	Shares purchased through an Ameriprise Financial investment advisory program (if an Advisory or similar share class for such investment advisory program is not available).
•	Shares purchased by third party investment advisors on behalf of their advisory clients through Ameriprise Financial’s platform (if an Advisory or similar share class for such investment advisory program is not available).
•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same Fund (but not any other fund within the same fund family).
•	Shares exchanged from Class C shares of the same fund in the month of or following the 10-year anniversary of the purchase date.
•	Employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.
•	Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s,
403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined by Ameriprise as an Ameriprise financial advisor and/or the advisor’s spouse, advisor’s lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor’s lineal descendent (son, daughter, step son, step daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.
•	Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., Ameriprise Rights of Reinstatement).
WAIVERS APPLICABLE TO PURCHASES THROUGH TRANSACTIONAL BROKERAGE ACCOUNTS AT MORGAN STANLEY WEALTH MANAGEMENT
Front-end Sales charge Waivers on Class A Shares available at Morgan Stanley Wealth Management
Effective July 1, 2018, shareholders purchasing Fund shares through a Morgan Stanley wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A Shares, which may differ from and may be more limited than those disclosed elsewhere in a Fund’s prospectus or SAI.
•	Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SARSEPs or Keogh plans.
•	Morgan Stanley employees and employee-related accounts according to Morgan Stanley’s account linking rules.
•	Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund.
•	Shares purchased through a Morgan Stanley self-directed brokerage account.
•	Class C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge and are exchanged into Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program.
•	Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.
July 1, 2018  |  217

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How to Reach Us
MORE INFORMATION
For investors who want more information on these Funds the following documents are available free upon request:
ANNUAL AND SEMI-ANNUAL REPORTS
Our annual and semi-annual reports contain more information about each Fund’s investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on each Fund’s performance during the last fiscal year.
STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI contains more detailed information about the Funds and their policies. It is incorporated by reference into this prospectus. That means, by law, it is considered to be part of this prospectus.
You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-480-4111 or writing to:
J.P. Morgan Funds Services
P.O. Box 8528 Boston,
MA 02266-8528
If you buy shares through a Financial Intermediary, please contact that Financial Intermediary directly for more information. You can also find information online at www.jpmorganfunds.com.
You can write or e-mail the SEC’s Public Reference Room and ask them to mail you information about the Funds, including the SAI. They will charge you a copying fee for this service. You can also visit the Public Reference Room and copy the documents while you are there.
Public Reference Room of the SEC
Washington, DC 20549-1520
1-202-551-8090
E-mail: publicinfo@sec.gov
Reports, a copy of the SAI and other information about the Funds are also available on the EDGAR Database on the SEC’s website at http://www.sec.gov.
Investment Company Act File No. for the Core Bond Fund, the Core Plus Bond Fund, the Government Bond Fund, the High Yield Fund, the Limited Duration Bond Fund, the Mortgage-Backed Securities Fund, and the Short Duration Bond Fund is 811-4236.
Investment Company Act File No. for the Corporate Bond Fund, the Emerging Markets Debt Fund, the Emerging Markets Corporate Debt Fund, the Income Fund, the Inflation Managed Bond Fund, the Short Duration Core Plus Fund, the Strategic Income Opportunities Fund, the Total Return Fund and the Unconstrained Debt Fund is 811-21295.

©JPMorgan Chase & Co. 2018. All rights reserved. July 2018.
PR-INCACIL-718

J.P. MORGAN INCOME FUNDS

JPMorgan Core Bond Fund

(All Share Classes)

(a series of JPMorgan Trust II)

Supplement dated July 1, 2018

to the Prospectuses, Summary Prospectuses and

Statement of Additional Information dated July 1, 2018, as supplemented

Portfolio Manager Change. Peter Simons has announced his intention to leave J.P. Morgan Investment Management Inc. (“JPMIM”), effective June 15, 2019 and will cease acting as a portfolio manager for the JPMorgan Core Bond Fund, effective December 31, 2018. Mr. Simons will continue with his duties until such date.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUSES, SUMMARY PROSPECTUSES AND

STATEMENTS OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

SUP-CB-PM-718

Prospectus
J.P. Morgan Income Funds
Class R2, Class R3, Class R4, Class R5 & Class R6 Shares
July 1, 2018
JPMorgan Core Bond Fund
Class/Ticker: R2/JCBZX; R3/JCBPX; R4/JCBQX; R5/JCBRX; R6/JCBUX
JPMorgan Core Plus Bond Fund
Class/Ticker: R2/JCPZX; R3/JCPPX; R4/JCPQX; R5/JCPYX; R6/JCPUX
JPMorgan Corporate Bond Fund
Class/Ticker: R6/CBFVX
JPMorgan Emerging Markets Corporate Debt Fund
Class/Ticker: R6/JCDRX
JPMorgan Emerging Markets Debt Fund
Class/Ticker: R5/JEMRX; R6/JEMVX
JPMorgan Government Bond Fund
Class/Ticker: R2/JGBZX; R3/OGGPX; R4/OGGQX; R6/OGGYX
JPMorgan High Yield Fund
Class/Ticker: R2/JHYZX; R3/JRJYX; R4/JRJKX; R5/JYHRX; R6/JHYUX
JPMorgan Income Fund
Class/Ticker: R6/JMSFX
JPMorgan Inflation Managed Bond Fund
Class/Ticker: R5/JIMRX; R6/JIMMX
JPMorgan Limited Duration Bond Fund
Class/Ticker: R6/JUSUX
JPMorgan Mortgage-Backed Securities Fund
Class/Ticker: R6/JMBUX
JPMorgan Short Duration Bond Fund
Class/Ticker: R6/JSDUX
JPMorgan Short Duration Core Plus Fund
(formerly JPMorgan Short Duration High Yield Fund)
Class/Ticker: R6/JSDRX
JPMorgan Strategic Income Opportunities Fund
Class/Ticker: R5/JSORX; R6/JSOZX
JPMorgan Total Return Fund
Class/Ticker: R2/JMTTX; R5/JMTRX; R6/JMTIX
JPMorgan Unconstrained Debt Fund
Class/Ticker: R2/JISZX; R5/JSIRX; R6/JSIMX

The Securities and Exchange Commission and the Commodity Futures Trading Commission have not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

JPMorgan Core Bond Fund
Class/Ticker: R2/JCBZX; R3/JCBPX; R4/JCBQX; R5/JCBRX; R6/JCBUX
What is the goal of the Fund?
The Fund seeks to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class R2	Class R3	Class R4	Class R5	Class R6
Management Fees	0.30%	0.30%	0.30%	0.30%	0.30%
Distribution (Rule 12b-1) Fees	0.50	0.25	NONE	NONE	NONE
Other Expenses	0.40	0.39	0.42	0.21	0.10
Service Fees	0.25	0.25	0.25	0.10	NONE
Remainder of Other Expenses	0.15	0.14	0.17	0.11	0.10
Total Annual Fund Operating Expenses	1.20	0.94	0.72	0.51	0.40
Fee Waivers and/or Expense Reimbursements[1]	(0.10)	(0.09)	(0.12)	(0.06)	(0.05)
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[1]	1.10	0.85	0.60	0.45	0.35
1	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 1.10%, 0.85%, 0.60%, 0.45% and 0.35% of the average daily net assets of Class R2, Class R3, Class R4, Class R5 and Class R6 Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 6/30/19, at which time the adviser and/or its affiliates will determine whether to renew or revise them.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 6/30/19 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS R2 SHARES ($)	112	371	650	1,446
CLASS R3 SHARES ($)	87	291	511	1,146
CLASS R4 SHARES ($)	61	218	389	883
CLASS R5 SHARES ($)	46	158	279	635
CLASS R6 SHARES ($)	36	123	219	500
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 26% of the average value of its portfolio.
What are the Fund’s main investment strategies?
The Fund is designed to maximize total return by investing in a portfolio of investment grade intermediate- and long-term debt securities. As part of its main investment strategy, the Fund may principally invest in corporate bonds, U.S. treasury obligations including treasury coupon strips and treasury principal strips, and other U.S. government and agency securities, and asset-backed, mortgage-related and mortgage-backed securities. Mortgage-related and mortgage-backed securities may be structured as collateralized mortgage obligations (agency and non-agency), stripped mortgage-backed securities, commercial mortgage-backed securities, mortgage pass-through securities and cash and cash equivalents. These securities may be structured such that payments consist of interest-only (IO), principal-only (PO) or principal and interest.
As a matter of fundamental policy, the Fund will invest at least 80% of its Assets in bonds. For purposes of this policy, “Assets” means net assets plus the amount of borrowings for investment purposes. Generally, such bonds will have intermediate to long maturities. The Fund’s average weighted maturity will ordinarily range between four and 12 years. The Fund may have a longer or shorter average weighted maturity under certain market conditions and the Fund may shorten or lengthen its average weighted maturity if deemed appropriate for temporary
July 1, 2018  |  1

JPMorgan Core Bond Fund (continued)
defensive purposes. Because of the Fund’s holdings in asset-backed, mortgage-backed and similar securities, the Fund’s average weighted maturity is equivalent to the average weighted maturity of the cash flows in the securities held by the Fund given certain prepayment assumptions (also known as weighted average life).
Securities will be rated investment grade (or the unrated equivalent) at the time of purchase. In addition, all securities will be U.S. dollar-denominated although they may be issued by a foreign corporation or a U.S. affiliate of a foreign corporation or a foreign government or its agencies and instrumentalities. The adviser may invest a significant portion or all of its assets in mortgage-related and mortgage-backed securities in the adviser’s discretion. The Fund expects to invest no more than 10% of its assets in “sub-prime” mortgage-related securities at the time of purchase.
The adviser buys and sells securities and investments for the Fund based on its view of individual securities and market sectors. Taking a long-term approach, the adviser looks for individual fixed income investments that it believes will perform well over market cycles. The adviser is value oriented and makes decisions to purchase and sell individual securities and instruments after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, duration, liquidity, legal provisions and the structure of the transaction.
The Fund’s Main Investment Risks
The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular instruments or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.
The Fund is subject to the main risks noted below, any of which may adversely affect the Fund’s performance and ability to meet its investment objective.
General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, terrorism, regulatory events and government controls.
Interest Rate Risk. The Fund’s investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may invest in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Given that the Federal Reserve has begun to raise interest rates, the Fund may face a heightened level of interest rate risk.
Credit Risk. The Fund’s investments are subject to the risk that issuers and/or counterparties will fail to make payments when due or default completely. Prices of the Fund’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Fund’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), or the Federal Home Loan Mortgage Corporation (Freddie Mac)). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government-related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government-related organizations may not have the funds to meet their payment obligations in the future.
Asset-Backed, Mortgage-Related and Mortgage-Backed Securities Risk. The Fund may invest in asset-backed, mortgage-related and mortgage-backed securities including so-called “sub-prime” mortgages that are subject to certain other risks

2  |   J.P. Morgan Income Funds

including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In periods of rising interest rates, the Fund may be subject to extension risk, and may receive principal later than expected. As a result, in periods of rising interest rates, the Fund may exhibit additional volatility. During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, such securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.
Collateralized mortgage obligations (CMOs) and stripped mortgage-backed securities, including those structured as IOs and POs, are more volatile and may be more sensitive to the rate of prepayments than other mortgage-related securities. The risk of default, as described under “Credit Risk”, for “sub-prime” mortgages is generally higher than other types of mortgage-backed securities. The structure of some of these securities may be complex and there may be less available information than other types of debt securities.
Prepayment Risk. The issuer of certain securities may repay principal in advance, especially when yields fall. Changes in the rate at which prepayments occur can affect the return on investment of these securities. When debt obligations are prepaid or when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher coupons, resulting in an unexpected capital loss.
Foreign Issuer Risks. U.S. dollar-denominated securities of foreign issuers or U.S. affiliates of foreign issuers may be subject to additional risks not faced by domestic issuers. These risks include political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, and regulatory issues facing issuers in such foreign countries. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.
Geographic Focus Risk. The Fund may focus its investments in one or more regions or small groups of countries. As a result, the Fund’s performance may be subject to greater volatility than a more geographically diversified fund.
Industry and Sector Focus Risk. At times, the Fund may increase the relative emphasis of its investments in a particular industry or sector. The prices of securities of issuers in a particular industry or sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the Fund increases the relative emphasis of its investments in a particular industry or sector, its shares’ values may fluctuate in response to events affecting that industry or sector.
Transactions Risk. The Fund could experience a loss and its liquidity may be negatively impacted when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices. Similarly, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.
You could lose money investing in the Fund.
The Fund’s Past Performance
This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class R6 Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns for the past one year, five years, and ten years. The table compares that performance to the Bloomberg Barclays U.S. Aggregate Index and the Lipper Core Bond Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the fees and expenses of the mutual funds included in the index. The performance of Class R2 Shares is based on the performance of Class I Shares (which are not offered in the prospectus) of the Fund prior to the inception of Class R2 Shares. Prior class performance for Class R2 Shares has been adjusted to reflect differences in expenses between Class R2 Shares and Class I Shares. The performance of Class R3 and Class R4 Shares is based on the performance of Class I Shares of the Fund prior to the inception of Class R3 and Class R4 Shares. The actual returns for Class R3 Shares would have been lower than those shown because Class R3 Shares have higher expense than Class I Shares and returns for Class R4 Shares would have been different than those shown because Class R4 Shares have different expenses than Class I Shares. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
July 1, 2018  |  3

JPMorgan Core Bond Fund (continued)
YEAR-BY-YEAR RETURNS - CLASS R6 SHARES
Best Quarter	3rd quarter, 2009	3.85%
Worst Quarter	4th quarter, 2016	-3.05%
The Fund’s year-to-date total return through 3/31/18 was -1.15%.
AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2017)
	Past 1 Year	Past 5 Years	Past 10 Years
CLASS R6 SHARES
Return Before Taxes	3.87%	2.21%	4.50%
Return After Taxes on Distributions	2.57	0.95	3.06
Return After Taxes on Distributions and Sale of Fund Shares	2.23	1.13	2.92
CLASS R2 SHARES
Return Before Taxes	3.15	1.55	3.85
CLASS R3 SHARES
Return Before Taxes	3.35	1.70	4.00
CLASS R4 SHARES
Return Before Taxes	3.61	1.96	4.26
CLASS R5 SHARES
Return Before Taxes	3.78	2.12	4.42
Bloomberg Barclays U.S. Aggregate Index
(Reflects No Deduction for Fees, Expenses, or Taxes)	3.54	2.10	4.01
Lipper Core Bond Funds Index
(Reflects No Deduction for Taxes)	3.95	2.35	4.16
After-tax returns are shown for only the Class R6 Shares and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Management
J.P. Morgan Investment Management Inc.
Portfolio Manager	Managed Fund Since	Primary Title with Investment Adviser
Barbara Miller	2015	Managing Director
Richard Figuly	2015	Managing Director
Peter Simons	2016	Managing Director
Purchase and Sale of Fund Shares
There are no minimum or maximum purchase requirements with respect to Class R2, Class R3, Class R4 or Class R5 Shares.
For Class R6 Shares
To establish an account	$15,000,000 for Direct Investors
$5,000,000 for Discretionary Accounts
To add to an account	No minimum levels
There is no investment minimum for other Class R6 eligible investors.
In general, you may purchase or redeem shares on any business day:
•	Through your Financial Intermediary or the eligible retirement plan or college savings plan through which you invest in the Fund
•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528
•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111.
Tax Information
The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in a 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

4  |   J.P. Morgan Income Funds

JPMorgan Core Plus Bond Fund
Class/Ticker: R2/JCPZX; R3/JCPPX; R4/JCPQX; R5/JCPYX; R6/JCPUX
What is the goal of the Fund?
The Fund seeks a high level of current income by investing primarily in a diversified portfolio of high-, medium- and low-grade debt securities.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
“Acquired Fund Fees and Expenses” are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, including affiliated money market funds, other mutual funds, exchange-traded funds and business development companies. The impact of Acquired Fund Fees and Expenses is included in the total returns of the Fund. Acquired Fund Fees and Expenses are not direct costs of the Fund, are not used to calculate the Fund’s net asset value per share and are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Fund’s prospectus.
ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class R2	Class R3	Class R4	Class R5	Class R6
Management Fees	0.30%	0.30%	0.30%	0.30%	0.30%
Distribution (Rule 12b-1) Fees	0.50	0.25	NONE	NONE	NONE
Other Expenses	0.41	0.38	0.57	0.27	0.11
Service Fees	0.25	0.25	0.25	0.10	NONE
Remainder of Other Expenses	0.16	0.13	0.32	0.17	0.11
Acquired Fund Fees and Expenses	0.01	0.01	0.01	0.01	0.01
Total Annual Fund Operating Expenses	1.22	0.94	0.88	0.58	0.42
Fee Waivers and/or Expense Reimbursements[1]	(0.07)	(0.04)	(0.23)	(0.08)	(0.02)
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[1]	1.15	0.90	0.65	0.50	0.40
1	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 1.15%, 0.90%, 0.65%, 0.50% and 0.40% of the average daily net assets of Class R2, Class R3, Class R4, Class R5 and Class R6 Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 6/30/19, at which time the adviser and/or its affiliates will determine whether to renew or revise them.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 6/30/19 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS R2 SHARES ($)	117	380	664	1,471
CLASS R3 SHARES ($)	92	296	516	1,151
CLASS R4 SHARES ($)	66	258	465	1,063
CLASS R5 SHARES ($)	51	178	316	718
CLASS R6 SHARES ($)	41	133	233	528
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 42% of the average value of its portfolio.
What are the Fund’s main investment strategies?
As part of its main investment strategy, the Fund may principally invest in corporate bonds, U.S. treasury obligations and other U.S. government and agency securities, and asset-backed, mortgage-related and mortgage-backed securities. The Fund also may invest in bonds, convertible securities, preferred stock, loan participations and assignments (Loans) and commitments to loan assignments (Unfunded Commitments), and foreign and emerging market debt securities rated below investment grade (i.e., high yield or junk bonds) or the unrated equivalent.
July 1, 2018  |  5

JPMorgan Core Plus Bond Fund (continued)
As a matter of fundamental policy, the Fund will invest at least 80% of its Assets in bonds. For purposes of this policy, “Assets” means net assets plus the amount of borrowings for investment purposes. The Fund’s average weighted maturity will ordinarily range between five and twenty years. The Fund may have a longer or shorter average weighted maturity under certain market conditions and the Fund may shorten or lengthen its average weighted maturity if deemed appropriate for temporary defensive purposes. Because of the Fund’s holdings in asset-backed, mortgage-backed and similar securities, the Fund’s average weighted maturity is equivalent to the average weighted maturity of the cash flows in the securities held by the Fund given certain prepayment assumptions (also known as weighted average life).
The adviser will invest across the credit spectrum to provide the Fund exposure to various credit rating categories. Under normal conditions, at least 65% of the Fund’s total assets must be invested in securities that, at the time of purchase, are rated investment grade by a nationally recognized statistical rating organization or in securities that are unrated but are deemed by the adviser to be of comparable quality. The balance of the Fund’s assets are not required to meet any minimum quality rating although the Fund will not, under normal circumstances, invest more than 35% of its total assets in below investment grade securities (or the unrated equivalent). Such securities may include so called “distressed debt”. Distressed debt includes securities of issuers experiencing financial or operating difficulties, securities where the issuer has defaulted in the payment of interest or principal or in the performance of its covenants or agreements, securities of issuers that may be involved in bankruptcy proceedings, reorganizations or financial restructurings or securities of issuers operating in troubled industries.
The Fund may also invest in loan assignments and participations (Loans) and commitments to purchase loan assignments (Unfunded Commitments) including below investment grade Loans and Unfunded Commitments. Loans will typically consist of senior floating rate loans (Senior Loans), but may also included secured and unsecured loans, second lien loans or more junior (Junior Loans) and bridge loans. Loans may be issued by obligors in the U.S. or in foreign or emerging markets.
The Fund may invest a significant portion of all of its assets in mortgage-related and mortgage-backed securities at the adviser’s discretion. Mortgage-related and mortgage-backed securities may be structured as collateralized mortgage obligations (agency and non-agency), stripped mortgage-backed securities (interest-only or principal-only), commercial mortgage-backed securities, mortgage pass-through securities and cash and cash equivalents. The Fund expects to invest no more than 10% of its assets in “sub-prime” mortgage-related securities at the time of purchase. The Fund may also enter into “dollar rolls” in which the Fund sells mortgage-backed securities and at the same time contracts to buy back very similar securities on a future date.
Up to 35% of the Fund’s net assets may be invested in foreign securities, including securities denominated in foreign currencies (some of which may be below investment grade securities). Foreign securities include securities issued by foreign governments or their agencies and instrumentalities and companies that are incorporated outside the United States, including securities from issuers in countries whose economies are less developed (emerging markets). The Fund’s investments in below investment grade securities or the unrated equivalent including below investment grade foreign securities will not, under normal circumstances, exceed more than 35% of the Fund’s total assets.
In addition to direct investments in securities, derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps and forward contracts as tools in the management of portfolio assets.
The Fund may use derivatives to hedge various investments, for risk management and/or to increase income or gain to the Fund. In addition to the mortgage dollar rolls as described above, the Fund may utilize other relative value strategies involving credit-oriented trades, combinations of derivatives, and combinations of derivatives and fixed income securities. The Fund may also utilize foreign currency derivatives such as currency forwards to hedge its non-dollar investments back to the U.S. dollar or use such derivatives to gain or adjust exposure to particular foreign securities, markets or currencies.
The adviser allocates the Fund’s assets among a range of sectors based on strategic positioning and other tactical considerations. In buying and selling investments for the Fund, the adviser looks for market sectors and individual securities that it believes will perform well over time. The adviser selects individual securities after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, currency risk, legal provisions and the structure of the transactions. With respect to the high yield portion of the Fund, the adviser focuses on value in choosing securities for the Fund by looking at individual securities against the context of broader market factors.
The Fund’s Main Investment Risks
The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular instruments or markets are not met.

6   |  J.P. Morgan Income Funds

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.
The Fund is subject to the main risks noted below, any of which may adversely affect the Fund’s performance and ability to meet its investment objective.
General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, terrorism, regulatory events and government controls.
Interest Rate Risk. The Fund’s investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may invest in variable and floating rate Loans and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate Loans and other securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Given that the Federal Reserve has begun to raise interest rates, the Fund may face a heightened level of interest rate risk.
Credit Risk. The Fund’s investments are subject to the risk that issuers and/or counterparties will fail to make payments when due or default completely. Prices of the Fund’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Fund’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal
National Mortgage Association (Fannie Mae), or the Federal Home Loan Mortgage Corporation (Freddie Mac)). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government-related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government-related organizations may not have the funds to meet their payment obligations in the future.
Foreign Securities and Emerging Markets Risk. Investments in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, currency fluctuations, liquidity risks, and less stringent investor protection and disclosure standards of foreign markets. In certain markets where securities and other instruments are not traded “delivery versus payment,” the Fund may not receive timely payment for securities or other instruments it has delivered or receive delivery of securities paid for and may be subject to increased risk that the counterparty will fail to make payments or delivery when due or default completely.
Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. These risks are magnified in countries in “emerging markets.” Emerging market countries typically have less-established market economies than developed countries and may face greater social, economic, regulatory and political uncertainties. In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers.
Geographic Focus Risk. The Fund may focus its investments in one or more regions or small groups of countries. As a result, the Fund’s performance may be subject to greater volatility than a more geographically diversified fund.
Sovereign Debt Risk. The Fund may invest in securities issued or guaranteed by foreign governmental entities (known as sovereign debt securities). These investments are subject to the risk of payment delays or defaults, due, for example, to cash flow problems, insufficient foreign currency reserves, political
July 1, 2018  |  7

JPMorgan Core Plus Bond Fund (continued)
considerations, large debt positions relative to the country’s economy or failure to implement economic reforms. There is no legal or bankruptcy process for collecting sovereign debt.
Currency Risk. Changes in foreign currency exchange rates will affect the value of the Fund’s securities and the price of the Fund’s shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment impacted by that currency loses value because that currency is worth less U.S. dollars. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets, may be riskier than other types of investments and may increase the volatility of the Fund. Although the Fund may attempt to hedge its currency exposure into the U.S. dollar, it may not be successful in reducing the effects of currency fluctuations. The Fund may also hedge from one foreign currency to another. In addition, the Fund’s use of currency hedging may not be successful and the use of such strategies may lower the Fund’s potential returns.
Asset-Backed, Mortgage-Related and Mortgage-Backed Securities Risk. The Fund may invest in asset-backed, mortgage-related and mortgage-backed securities including so-called “sub-prime” mortgages that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In periods of rising interest rates, the Fund may be subject to extension risk, and may receive principal later than expected. As a result, in periods of rising interest rates, the Fund may exhibit additional volatility. During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, such securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.
Collateralized mortgage obligations (CMOs) and stripped mortgage-backed securities, including those structured as interest-only (IOs) and principal-only (POs), are more volatile and may be more sensitive to the rate of prepayments than other mortgage-related securities. The risk of default, as described under “Credit Risk”, for “sub-prime” mortgages is generally higher than other types of mortgage-backed securities. The structure of some of these securities may be complex and there may be less available information than other types of debt securities.
Prepayment Risk. The issuer of certain securities may repay principal in advance, especially when yields fall. Changes in the rate at which prepayments occur can affect the return on investment of these securities. When debt obligations are prepaid or when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher coupons, resulting in an unexpected capital loss.
High Yield Securities and Loan Risk. The Fund invests in instruments including junk bonds, Loans and instruments that are issued by companies that are highly leveraged, less creditworthy or financially distressed. These investments are considered to be speculative and may be subject to greater risk of loss, greater sensitivity to economic changes, valuation difficulties and potential illiquidity. Such investments may be subject to additional risks including subordination to other creditors, no collateral or limited rights in collateral, lack of a regular trading market, extended settlement periods, liquidity risks, prepayment risks, potentially less protection under the federal securities laws and lack of publicly available information. The Fund will not have direct recourse against the issuer of a loan participation. Loans that are deemed to be liquid at the time of purchase may become illiquid.
No active trading market may exist for some Loans and other instruments and certain investments may be subject to restrictions on resale. In addition, the settlement period for Loans is uncertain as there is no standardized settlement schedule applicable to such investments. Certain Loans may take more than seven days to settle. The inability to dispose of the Fund’s securities and other investments in a timely fashion could result in losses to the Fund. Because some instruments may have a more limited secondary market, liquidity and valuation risk is more pronounced for the Fund than for funds that invest primarily in other types of fixed income instruments or equity securities. When Loans and other instruments are prepaid, the Fund may have to reinvest in instruments with a lower yield or fail to recover additional amounts (i.e., premiums) paid for these instruments, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Certain Loans may not be considered securities under the federal securities laws and, therefore, investments in such Loans may not be subject to certain protections under those laws. In addition, the adviser may not have access to material non-public information to which other investors may have access.
Derivatives Risk. Derivatives, including futures contracts, options, swaps, credit default swaps, forward contracts and currency forwards, may be riskier than other types of investments and may increase the volatility of the Fund. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s original investment. Derivatives expose the Fund to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligations (and includes credit risk associated with the counterparty). Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on

8  |   J.P. Morgan Income Funds

the reference assets and is subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund to risks of mispricing or improper valuation. Certain of the Fund’s transactions in derivatives could also affect the amount, timing and character of distributions to shareholders which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns.
Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.
Convertible Securities Risk. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities.
Industry and Sector Focus Risk. At times, the Fund may increase the relative emphasis of its investments in a particular industry or sector. The prices of securities of issuers in a particular industry or sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the Fund increases the relative emphasis of its investments in a particular industry or sector, its shares’ values may fluctuate in response to events affecting that industry or sector.
Transactions Risk. The Fund could experience a loss and its liquidity may be negatively impacted when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices. Similarly, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.
You could lose money investing in the Fund.
The Fund’s Past Performance
This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class R6 Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns for the past one year, five years, and ten years. The table compares that performance to the Bloomberg Barclays U.S. Aggregate Index and the Lipper Core Plus Bond Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the fees and expenses of the mutual funds included in the index. The performance of Class R2 Shares is based on the performance of Class I Shares prior to the inception of Class R2 Shares. Prior class performance for Class R2 Shares has been adjusted to reflect differences in expenses between Class R2 Shares and Select Class Shares. The performance of Class R3, Class R4 and Class R5 Shares is based on the performance of Class I Shares of the Fund prior to the inception of Class R3, Class R4 and Class R5 Shares. The actual returns for Class R3, Class R4 and Class R5 Shares would be similar to the returns shown because the shares are invested in the same portfolio securities and the returns would differ only to the extent that the classes do not have the same expenses. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
July 1, 2018  |  9

JPMorgan Core Plus Bond Fund (continued)
YEAR-BY-YEAR RETURNS - CLASS R6 SHARES
Best Quarter	2nd quarter, 2009	5.96%
Worst Quarter	3rd quarter, 2008	-3.13%
The Fund’s year-to-date total return through 3/31/18 was -1.24%.
AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2017)
	Past 1 Year	Past 5 Years	Past 10 Years
CLASS R6 SHARES
Return Before Taxes	4.32%	3.12%	5.18%
Return After Taxes on Distributions	3.02	1.57	3.44
Return After Taxes on Distributions and Sale of Fund Shares	2.43	1.69	3.31
CLASS R2 SHARES
Return Before Taxes	3.66	2.35	4.40
CLASS R3 SHARES
Return Before Taxes	3.87	2.60	4.67
CLASS R4 SHARES
Return Before Taxes	4.06	2.85	4.92
CLASS R5 SHARES
Return Before Taxes	4.34	2.93	4.97
Bloomberg Barclays U.S. Aggregate Index
(Reflects No Deduction for Fees, Expenses, or Taxes)	3.54	2.10	4.01
Lipper Core Plus Bond Funds Index
(Reflects No Deduction for Taxes)	4.62	2.61	4.81
After-tax returns are shown for only the Class R6 Shares and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Management
J.P. Morgan Investment Management Inc.
Portfolio Manager	Managed Fund Since	Primary Title with Investment Adviser
Steven Lear	2013	Managing Director
Richard Figuly	2006	Managing Director
J. Andrew Norelli	2014	Managing Director
Purchase and Sale of Fund Shares
There are no minimum or maximum purchase requirements with respect to Class R2, Class R3, Class R4 and Class R5 Shares.
For Class R6 Shares
To establish an account	$15,000,000 for Direct Investors
$5,000,000 for Discretionary Accounts
To add to an account	No minimum levels
There is no investment minimum for other Class R6 eligible investors.
In general, you may purchase or redeem shares on any business day:
•	Through your Financial Intermediary or the eligible retirement plan or college savings plan through which you invest in the Fund
•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528
•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111
Tax Information
The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in a 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

10  |   J.P. Morgan Income Funds

JPMorgan Corporate Bond Fund
Class/Ticker: R6/CBFVX
What is the goal of the Fund?
The Fund seeks to provide total return.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
“Acquired Fund Fees and Expenses” are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, including affiliated money market funds, other mutual funds, exchange-traded funds and business development companies. The impact of Acquired Fund Fees and Expenses is included in the total returns of the Fund. Acquired Fund Fees and Expenses are not direct costs of the Fund, are not used to calculate the Fund’s net asset value per share and are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Fund’s prospectus.
ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Class R6
Management Fees	0.30%
Distribution (Rule 12b-1) Fees	NONE
Other Expenses	0.11
Service Fees	NONE
Remainder of Other Expenses	0.11
Acquired Fund Fees and Expenses	0.01
Total Annual Fund Operating Expenses	0.42
Fee Waivers and/or Expense Reimbursements[1]	(0.02)
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[1]	0.40
1	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 0.40% of the average daily net assets of the Class R6 Shares. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 6/30/19, at which time the adviser and/or its affiliates will determine whether to renew or revise them.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the
Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 6/30/19 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS R6 SHARES ($)	41	133	233	528
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 132% of the average value of its portfolio.
What are the Fund’s main investment strategies?
The Fund mainly invests in corporate bonds that are rated investment grade by a nationally recognized statistical rating organization or in securities that are unrated but are deemed by the Fund’s adviser, J.P. Morgan Investment Management Inc. (JPMIM or the adviser) to be of comparable quality. Under normal circumstances, the Fund invests at least 80% of its assets in corporate bonds. “Assets” means net assets plus the amount of borrowings for investment purposes. A “corporate bond” is defined as a debt security issued by a corporation or non-governmental entity with a maturity of 90 days or more at the time of its issuance. As part of its principal strategy, the Fund invests in corporate bonds structured as corporate debt securities, debt securities of real estate investment trusts (REITs) and master limited partnerships (MLPs), public or private placements, restricted securities and other unregistered securities.
The Fund is managed relative to the Bloomberg Barclays U.S. Corporate Index (the benchmark). Under normal circumstances, the Fund’s duration is the duration of the benchmark, plus or minus one year. Duration is a measure of price sensitivity of a debt security or a portfolio of debt securities to relative changes in interest rates. For instance, a duration of “five years” means that a security’s or portfolio’s price would be expected to decrease by approximately 5% with a 1% increase in interest rates (assuming a parallel shift in yield curve). As of May 31, 2018, the duration of the benchmark was 7.21 years. The Fund will not invest more than 25% of the value of its total assets in the securities of companies conducting their principal
July 1, 2018  |  11

JPMorgan Corporate Bond Fund (continued)
business activities in the same industry, except that, to the extent that an industry represents 20% or more of the Fund’s benchmark at the time of investment, the Fund may invest up to 35% of its total assets in that industry.
The Fund may invest in U.S. dollar-denominated securities of foreign issuers. In addition, up to 20% of the Fund’s total assets may be invested in securities rated below investment grade or unrated securities deemed by the adviser to be of comparable quality (also known as junk bonds or high yield bonds) and securities denominated in foreign currencies (some of which may be below investment grade securities). The Fund’s investments in high yield securities may include so-called “distressed debt”. Distressed debt includes securities of issuers experiencing financial or operating difficulties, securities where the issuer has defaulted in the payment of interest or principal or in the performance of its covenants or agreements, securities of issuers that may be involved in bankruptcy proceedings, reorganizations or financial restructurings or securities of issuers operating in troubled industries. The Fund seeks to hedge its non-dollar investments back to the U.S. dollar, but may not always be able to do so.
In addition to direct investments in securities, derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps and currency derivatives as tools in the management of portfolio assets. The Fund may use derivatives to hedge various investments, for risk management and/or to increase income or gain to the Fund. In particular, the Fund may invest in futures and swaps structured as interest rate swaps to manage duration relative to the benchmark. The Fund may also utilize foreign currency derivatives such as currency forwards, futures, and foreign exchange swaps to hedge its non-dollar investments back to the U.S. dollar.
Although the Fund predominantly invests in corporate bonds, the Fund may also invest in U.S. Treasury securities including for cash management purposes and for duration management.
The adviser buys and sells investments for the Fund using a three part process that includes determining: (1) macro credit strategy, (2) sector strategy, and (3) security strategy. In establishing the Fund’s macro credit strategy, the adviser evaluates fundamental, technical and valuation factors, along with macro themes from the adviser’s broader fixed income team, to determine the view on risk for the Fund overall. In the second component of the process, the adviser evaluates sectors based on a blend of top down analysis, including relative value judgments, and bottom up fundamental analysis of companies and their respective sectors to determine sector weightings. The third component of the process focuses on an evaluation of individual companies based on fundamental credit metrics, as well as a review of each company’s competitive environment, event risk and technical factors such as supply, liquidity of debt issued by the company and equity performance. As part of its security strategy, the adviser also evaluates whether environmental, social and governance factors could have material negative or positive impact on the cash flows or risk profiles of many companies in the universe in which the Fund may invest. These determinations may not be conclusive and securities of issuers that may be negatively impacted by such factors may be purchased and retained by the Fund while the Fund may divest or not invest in securities of issuers that may be positively impacted by such factors. Based on the three part process, the adviser overweights and underweights its sector and security investments relative to the benchmark.
As part of its principal investment strategy and for temporary defensive purposes, any portion of the Fund’s total assets may be invested in cash and cash equivalents.
The Fund’s Main Investment Risks
The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular instruments or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.
The Fund is subject to the main risks noted below, any of which may adversely affect the Fund’s performance and ability to meet its investment objective.
General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, terrorism, regulatory events and government controls.
Interest Rate Risk. The Fund’s investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may invest in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than other fixed rate instruments, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general

12  |   J.P. Morgan Income Funds

interest rates. Given that the Federal Reserve has begun to raise interest rates, the Fund may face a heightened level of interest rate risk.
Credit Risk. The Fund’s investments are subject to the risk that issuers and/or counterparties will fail to make payments when due or default completely. Prices of the Fund’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Fund’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
Prepayment Risk. The issuer of certain securities may repay principal in advance, especially when yields fall. Changes in the rate at which prepayments occur can affect the return on investment of these securities. When debt obligations are prepaid or when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher coupons, resulting in an unexpected capital loss.
High Yield Securities Risk. The Fund may invest in securities that are issued by companies that are highly leveraged, less creditworthy or financially distressed. These investments (known as junk bonds) are considered to be speculative and are subject to greater risk of loss, greater sensitivity to economic changes, valuation difficulties and potential illiquidity.
No active trading market may exist for some instruments and certain investments may be subject to restrictions on resale. The inability to dispose of the Fund’s securities and other investments in a timely fashion could result in losses to the Fund. Because some instruments may have a more limited secondary market, liquidity and valuation risk may be more pronounced for the Fund. When instruments are prepaid, the Fund may have to reinvest in instruments with a lower yield or fail to recover additional amounts (i.e., premiums) paid for these instruments, resulting in an unexpected capital loss and/ or a decrease in the amount of dividends and yield.
Foreign Securities Risk. U.S. dollar-denominated securities of foreign issuers or U.S. affiliates of foreign issuers may be subject to additional risks not faced by domestic issuers. These risks include political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, and regulatory issues facing issuers in such countries. The Fund may also invest in non-dollar denominated securities. Investments in non-dollar denominated securities are subject to risks in addition to those summarized above including currency fluctuations, higher transaction costs, delayed settlement, pos-
sible foreign controls on investment, liquidity risks, and less stringent investor protection and disclosure standards of foreign markets.
Geographic Focus Risk. The Fund may focus its investments in one or more regions or small groups of countries. As a result, the Fund’s performance may be subject to greater volatility than a more geographically diversified fund.
Industry Concentration Risk. The Fund will not invest more than 25% of the value of its total assets in the securities of companies conducting their principal business activities in the same industry, except that, to the extent that an industry represents 20% or more of the Fund’s benchmark at the time of investment, the Fund may invest up to 35% of its assets in that industry. Concentrating Fund investments in companies conducting business in the same industry will subject the Fund to a greater risk of loss as a result of adverse economic, business or other developments affecting that industry than if its investments were not so concentrated.
Derivatives Risk. The Fund may use derivatives, including options, futures contracts, foreign currency derivatives and swaps. Derivatives may be riskier than other investments and may increase the volatility of the Fund. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s original investment. Derivatives expose the Fund to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligation (including credit risk associated with the counterparty.) Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and are subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund to risks of mispricing or improper valuation.
Privately Placed Securities Risk. Privately placed securities generally are less liquid than publicly traded securities and the Fund may not always be able to sell such securities without experiencing delays in finding buyers or reducing the sale price for such securities. The disposition of some of the securities held by the Fund may be restricted under federal securities laws. As a result, the Fund may not be able to dispose of such investments at a time when, or at a price at which, it desires to do so and may have to bear expenses of registering these securities, if necessary. These securities may also be difficult to value.
REITs Risk. The Fund’s investments in debt securities of REITs are subject to the same risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying real estate interests. These risks include default, prepayments, changes in value resulting from changes
July 1, 2018  |  13

JPMorgan Corporate Bond Fund (continued)
in interest rates and demand for real and rental property, and the management skill and creditworthiness of REIT issuers. Debt securities of REITs are subject to the risks of debt securities in general. For example, such securities are more sensitive to interest rates than equity securities of REITs.
MLP Risk. Debt securities of MLPs are subject to the risks of debt securities in general. For example, such securities are more sensitive to interest rates than equity interests in MLPs. The managing general partner of an MLP may receive an incentive allocation based on increases in the amount and growth of cash distributions to investors in the MLP. This method of compensation may create an incentive for the managing general partner to make investments that are riskier or more speculative than would be the case in the absence of such compensation arrangements. Certain MLPs may operate in, or have exposure to, the energy sector. The energy sector can be significantly affected by changes in the prices and supplies of oil and other energy fuels, energy conservation, the success of exploration projects, and tax and other government regulations, policies of the Organization of Petroleum Exporting Countries (OPEC) and relationships among OPEC members and between OPEC and oil importing nations.
Industry and Sector Focus Risk. At times, the Fund may increase the relative emphasis of its investments in a particular industry or sector. The prices of securities of issuers in a particular industry or sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the Fund increases the relative emphasis of its investments in a particular industry or sector, its shares’ values may fluctuate in response to events affecting that industry or sector.
Transactions Risk. The Fund could experience a loss and its liquidity may be negatively impacted when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices. Similarly, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.
You could lose money investing in the Fund.
The Fund’s Past Performance
This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class R6 Shares has varied from year to year for the past four calendar years. The table shows average annual total returns for the past one year and life of the Fund. The table compares that performance to the Bloomberg Barclays U.S. Aggregate Index, the Bloomberg Barclays U.S. Corporate Index and the Lipper Corporate Debt Funds BBB-Rated Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other indexes, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
YEAR-BY-YEAR RETURNS - CLASS R6 SHARES
Best Quarter	1st quarter, 2016	4.09%
Worst Quarter	2nd quarter, 2015	-3.30%
The Fund’s year-to-date total return through 3/31/18 was -2.44%.

14   |  J.P. Morgan Income Funds

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2017)
	Past 1 Year	Life of Fund (since 03/01/2013)
CLASS R6 SHARES
Return Before Taxes	7.12%	3.77%
Return After Taxes on Distributions	4.47	2.13
Return After Taxes on Distributions and Sale of Fund Shares	4.44	2.18
Bloomberg Barclays U.S. Aggregate Index
(Reflects No Deduction for Fees, Expenses, or Taxes)	3.54	2.20
Bloomberg Barclays U.S. Corporate Index
(Reflects No Deduction for Fees, Expenses, or Taxes)	6.42	3.61
Lipper Corporate Debt Funds BBB-Rated Index
(Reflects No Deduction for Taxes)	7.73	3.64 [1]
1	The Fund commenced operations on 3/1/13. Performance for the benchmark is for 3/31/13.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Management
J.P. Morgan Investment Management Inc.
Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Lisa Coleman	2013	Managing Director
Jeremy Klein	2013	Managing Director
Lorenzo Napolitano	2016	Executive Director
Purchase and Sale of Fund Shares
Purchase minimums
For Class R6 Shares
To establish an account	$15,000,000 for Direct Investors
$5,000,000 for Discretionary Accounts
To add to an account	No minimum levels
There is no investment minimum for other eligible investors.
In general, you may purchase or redeem shares on any business day:
•	Through your Financial Intermediary or the eligible retirement plan or college savings plan through which you invest in the Fund
•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528
•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111
Tax Information
The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
July 1, 2018  |  15

JPMorgan Emerging Markets Corporate Debt Fund
Class/Ticker: R6/JCDRX
What is the goal of the Fund?
The Fund seeks to provide total return.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
“Acquired Fund Fees and Expenses” are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, including affiliated money market funds, other mutual funds, exchange-traded funds and business development companies. The impact of Acquired Fund Fees and Expenses is included in the total returns of the Fund. Acquired Fund Fees and Expenses are not direct costs of the Fund, are not used to calculate the Fund’s net asset value per share and are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Fund’s prospectus.
ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Class R6
Management Fees	0.70%
Distribution (Rule 12b-1) Fees	NONE
Other Expenses	0.20
Service Fees	NONE
Remainder of Other Expenses	0.20
Acquired Fund Fees and Expenses	0.01
Total Annual Fund Operating Expenses	0.91
Fee Waivers and/or Expense Reimbursements[1]	(0.21)
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[1]	0.70
1	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 0.70% of the average daily net assets of the Class R6 Shares. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 6/30/19, at which time the adviser and/or its affiliates will determine whether to renew or revise them.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the
Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 6/30/19 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS R6 SHARES ($)	72	269	483	1,100
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 120% of the average value of its portfolio.
What are the Fund’s main investment strategies?
The Fund invests primarily in corporate debt investments that the Fund’s adviser, J.P. Morgan Investment Management Inc. (JPMIM or the adviser) believes have the potential to provide total return from countries whose economies or bond markets are less developed (emerging markets). Under normal circumstances, the Fund invests at least 80% of its Assets in Emerging Markets Corporate Debt Investments. “Assets” means net assets, plus the amount of borrowings for investment purposes.
“Emerging Markets Corporate Debt Investments” are debt instruments issued by corporate or other business organizations located in or tied economically to an emerging market. Emerging markets currently include most countries in the world except Australia, Canada, Japan, New Zealand, the U.S., the United Kingdom and most western European countries. An investment will be deemed to be tied economically to emerging markets if: (1) the issuer is organized under the laws of, or has a principal place of business in an emerging market; or (2) the principal listing of the issuer’s securities is in a market that is in an emerging market; or (3) the issuer derives at least 50% of its total revenues or profits from goods that are produced or sold, investments made, or services performed in an emerging market; or (4) the issuer has at least 50% of its assets located in an emerging market.
As part of its main investment strategies, the Fund invests in Emerging Markets Corporate Debt Investments structured as corporate bonds and debt securities, loan assignments and
16  |   J.P. Morgan Income Funds

participations (Loans), commitments to purchase loan assignments (Unfunded Commitments), private placements, restricted securities, and variable and floating rate instruments. The Fund invests mainly in U.S. dollar denominated Emerging Markets Corporate Debt Investments but may, to a lesser extent, invest in non-dollar denominated investments. In addition to its investments in Emerging Markets Corporate Debt Investments, the Fund may invest in sovereign debt securities, obligations of supranational agencies and foreign municipal securities. Sovereign debt securities are securities that are issued or guaranteed by foreign sovereign governments or their agencies, authorities or political subdivisions or instrumentalities.
The Fund’s investments may be of any maturity. Under normal circumstances, the Fund will invest no more than 65% of its total assets in securities that are rated below investment grade (commonly known as junk bonds) or the unrated equivalent.
Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps, and forwards including non-deliverable forwards. The Fund may also use such derivatives to seek to increase income or gain to the Fund and as part of the risk management process. Generally, the Fund uses futures including treasury futures and credit default swaps for hedging and to manage duration. In addition, the Fund uses foreign currency derivatives including forward foreign currency contracts to establish or adjust the Fund’s currency exposure and to manage currency risk. The Fund may use derivatives to hedge non-dollar investments back to the U.S. dollar but may not always do so.
In deciding to buy and sell securities and investments for the Fund, the adviser combines top down macro-economic research with bottom up fundamental credit and country analysis. The adviser is value oriented and makes decisions to purchase and sell individual securities and instruments based on quantitative assessment of an issuer’s cash flows, debt structure, debt ratios and profitability and a qualitative assessment of how each issuer will perform relative to other issuers in the region. Generally, the adviser will sell a security when, based on fundamental credit analysis and the considerations described above, the adviser believes that there is better relative value available in the market in securities of comparable quality or when the adviser believes the issuer’s credit quality will deteriorate materially.
For temporary defensive purposes, any portion of the Fund’s total assets may be invested in cash and cash equivalents. The Fund may use cash and cash equivalents including affiliated money market funds, and U.S. government securities to manage cash flows and to satisfy asset coverage requirements for its derivative positions.
The Fund’s Main Investment Risks
The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular instruments or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.
The Fund is subject to the main risks noted below, any of which may adversely affect the Fund’s performance and ability to meet its investment objective.
General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, terrorism, regulatory events and government controls.
Foreign Securities and Emerging Markets Risk. Investments in foreign currencies, foreign issuers and foreign securities are subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, liquidity risks, and less stringent investor protection and disclosure standards of foreign markets. In certain markets where securities and other instruments are not traded “delivery versus payment,” the Fund may not receive timely payment for securities or other instruments it has delivered or receive delivery of securities paid for and may be subject to increased risk that the counterparty will fail to make payments or delivery when due or default completely.
Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. These risks are magnified in countries in “emerging markets.” Emerging market countries typically have less-established market economies than developed countries and may face greater social, economic, regulatory and political uncertainties. In addition, emerging markets typically present greater illiquidity and
July 1, 2018  |  17

JPMorgan Emerging Markets Corporate Debt Fund (continued)
price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers.
Geographic Focus Risk. The Fund may focus its investments in one or more regions or small groups of countries. As a result, the Fund’s performance may be subject to greater volatility than a more geographically diversified fund.
European Market Risk. The Fund’s performance will be affected by political, social and economic conditions in Europe, such as growth of the economic output (the gross national product), the rate of inflation, the rate at which capital is reinvested into European economies, the success of governmental actions to reduce budget deficits, the resource self-sufficiency of European countries and interest and monetary exchange rates between European countries. European financial markets may experience volatility due to concerns about high government debt levels, credit rating downgrades, rising unemployment, the future of the euro as a common currency, possible restructuring of government debt and other government measures responding to those concerns and fiscal and monetary controls imposed on member countries of the European Union. The risk of investing in Europe may be heightened due to steps being taken by the United Kingdom to exit the European Union. In addition, if one or more countries were to exit the European Union or abandon the use of the euro as a currency, the value of investments tied to those countries or the euro could decline significantly and unpredictably.
Interest Rate Risk. The Fund’s investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may invest in variable and floating rate Loans and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than other fixed rate instruments, the value of variable and floating rate Loans and other securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Given that the Federal Reserve has begun to raise interest rates, the Fund may face a heightened level of interest rate risk.
Credit Risk. The Fund’s investments are subject to the risk that issuers and/or counterparties will fail to make payments when due or default completely. Prices of the Fund’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Fund’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
Prepayment Risk. The issuer of certain securities may repay principal in advance, especially when yields fall. Changes in the rate at which prepayments occur can affect the return on investment of these securities. When debt obligations are prepaid or when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher coupons, resulting in an unexpected capital loss.
High Yield Securities and Loan Risk. The Fund invests in instruments including junk bonds, Loans and instruments that are issued by companies that are highly leveraged, less creditworthy or financially distressed. These investments are considered to be speculative and may be subject to greater risk of loss, greater sensitivity to economic changes, valuation difficulties and potential illiquidity. Such investments may be subject to additional risks including subordination to other creditors, no collateral or limited rights in collateral, lack of a regular trading market, extended settlement periods, liquidity risks, prepayment risks, potentially less protection under the federal securities laws and lack of publicly available information. The Fund will not have direct recourse against the issuer of a loan participation. High yield securities and Loans that are deemed to be liquid at the time of purchase may become illiquid.
No active trading market may exist for some Loans and other instruments and certain investments may be subject to restrictions on resale. In addition, the settlement period for Loans is uncertain as there is no standardized settlement schedule applicable to such investments. Certain Loans may take more than seven days to settle. The inability to dispose of the Fund’s securities and other investments in a timely fashion could result in losses to the Fund. Because some instruments may have a more limited secondary market, liquidity and valuation risk is more pronounced for the Fund than for funds that invest primarily in other types of fixed income instruments or equity securities. When Loans and other instruments are prepaid, the Fund may have to reinvest in instruments with a lower yield or fail to recover additional amounts (i.e., premiums) paid for these instruments, resulting in an unexpected capital loss and/or a decrease in the amounts of dividends and yield. Certain Loans may not be considered securities under the federal securities laws and, therefore, investments in such Loans may not be subject to certain protections under those laws. In addition, the adviser may not have access to material non-public information to which other investors may have access.
Derivatives Risk. The Fund may use derivatives, including options, futures contracts, foreign currency derivatives and swaps. Derivatives may be riskier than other investments and may increase the volatility of the Fund. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s original investment. Derivatives

18  |   J.P. Morgan Income Funds

expose the Fund to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligation (including credit risk associated with the counterparty.) Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and are subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund to risks of mispricing or improper valuation.
Privately Placed Securities Risk. Privately placed securities generally are less liquid than publicly traded securities and the Fund may not always be able to sell such securities without experiencing delays in finding buyers or reducing the sale price for such securities. The disposition of some of the securities held by the Fund may be restricted under federal securities laws. As a result, the Fund may not be able to dispose of such investments at a time when, or at a price at which, it desires to do so and may have to bear expenses of registering these securities, if necessary. These securities may also be difficult to value.
Sovereign Debt Risk. The Fund may invest in securities issued or guaranteed by foreign governmental entities (known as sovereign debt securities). These investments are subject to the risk of payment delays or defaults, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, large debt positions relative to the country’s economy or failure to implement economic reforms. There is no legal or bankruptcy process for collecting sovereign debt.
Foreign Municipal Securities Risk. The risk of a foreign municipal security generally depends on the financial and credit status of the issuer, which in turn will depend on the local economic, regulatory, political and other factors and conditions. Changes in a municipality’s financial health may make it difficult for the municipality to make interest and principal payments when due. This could decrease the Fund’s income or hurt the ability to preserve capital and liquidity. Under some circumstances, municipal securities might not pay interest unless the applicable legislature or municipality authorizes money for that purpose. In addition, the issuer of the obligations may be unable or unwilling to make interest and principal payments when due. These securities are also subject to foreign and emerging markets risks based on the location of the issuer.
Government Securities Risk. The Fund may invest in securities issued or guaranteed by the U.S. government or its agencies. U.S. government securities are subject to market risk, interest rate risk and credit risk. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund.
Industry and Sector Focus Risk. At times, the Fund may increase the relative emphasis of its investments in a particular industry or sector. The prices of securities of issuers in a particular industry or sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the Fund increases the relative emphasis of its investments in a particular industry or sector, its shares’ values may fluctuate in response to events affecting that industry or sector.
Transactions Risk. The Fund could experience a loss and its liquidity may be negatively impacted when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices. Similarly, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.
You could lose money investing in the Fund.
The Fund’s Past Performance
This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class R6 Shares has varied from year to year for the past four calendar years. The table shows average annual total returns for the past one year and life of the Fund. The table compares that performance to the JPMorgan Corporate Emerging Markets Bond Index Broad Diversified (CEMBI Broad Diversified) and the JPMorgan Corporate Emerging Markets Bond Index Diversified (CEMBI Diversified). Subsequent to the inception of the Fund on September 4, 2013 until August 29, 2014, the Fund did not experience any shareholder purchase and sale activity. If such shareholder activity had occurred, the Fund’s performance may have been impacted. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
July 1, 2018  |  19

JPMorgan Emerging Markets Corporate Debt Fund (continued)
YEAR-BY-YEAR RETURNS - CLASS R6 SHARES
Best Quarter	1st quarter, 2016	4.40%
Worst Quarter	3rd quarter, 2015	-3.19%
The Fund’s year-to-date total return through 3/31/18 was -1.46%.
AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2017)
	Past 1 Year	Life of Fund (since 09/04/2013)
CLASS R6 SHARES
Return Before Taxes	8.05%	6.00%
Return After Taxes on Distributions	5.94	3.85
Return After Taxes on Distributions and Sale of Fund Shares	4.53	3.61
JPMorgan Corporate Emerging Markets Bond Index Broad Diversified (CEMBI Broad Diversified)
(Reflects No Deduction for Fees, Expenses, or Taxes)	7.96	6.41
JPMorgan Corporate Emerging Markets Bond Index Diversified (CEMBI Diversified)
(Reflects No Deduction for Fees, Expenses, or Taxes)	7.89	6.83
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Management
J.P. Morgan Investment Management Inc.
Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Pierre-Yves Bareau	2013	Managing Director
Scott McKee	2013	Managing Director
Eduardo Alhadeff	2013	Executive Director
Purchase and Sale of Fund Shares
Purchase minimums
For Class R6 Shares
To establish an account	$15,000,000 for Direct Investors
$5,000,000 for Discretionary Accounts
To add to an account	No minimum levels
There is no investment minimum for other eligible investors.
In general, you may purchase or redeem shares on any business day:
•	Through your Financial Intermediary or the eligible retirement plan or college savings plan through which you invest in the Fund
•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528
•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111
Tax Information
The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

20  |   J.P. Morgan Income Funds

JPMorgan Emerging Markets Debt Fund
Class/Ticker: R5/JEMRX; R6/JEMVX
What is the goal of the Fund?
The Fund’s goal is to provide high total return from a portfolio of fixed income securities of emerging markets issuers.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
“Acquired Fund Fees and Expenses” are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, including affiliated money market funds, other mutual funds, exchange-traded funds and business development companies. The impact of Acquired Fund Fees and Expenses is included in the total returns of the Fund. Acquired Fund Fees and Expenses are not direct costs of the Fund, are not used to calculate the Fund’s net asset value per share and are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Fund’s prospectus.
ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class R5	Class R6
Management Fees	0.70%	0.70%
Distribution (Rule 12b-1) Fees	NONE	NONE
Other Expenses	0.28	0.12
Service Fees	0.10	NONE
Remainder of Other Expenses	0.18	0.12
Acquired Fund Fees and Expenses	0.01	0.01
Total Annual Fund Operating Expenses	0.99	0.83
Fee Waivers and/or Expense Reimbursements[1]	(0.19)	(0.13)
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[1]	0.80	0.70
1	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 0.80% and 0.70% of the average daily net assets of Class R5 and Class R6 Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 6/30/19, at which time the adviser and/or its affiliates will determine whether to renew or revise them.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 6/30/19 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS R5 SHARES ($)	82	296	529	1,196
CLASS R6 SHARES ($)	72	252	448	1,013
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 113% of the average value of its portfolio.
What are the Fund’s main investment strategies?
Under normal circumstances, the Fund invests at least 80% of the value of its Assets in emerging market debt investments. “Assets” means net assets, plus the amount of borrowings for investment purposes. The Fund invests primarily in debt securities that it believes have the potential to provide a high total return from countries whose economies or bond markets are less developed. This designation currently includes most countries in the world except Australia, Canada, Japan, New Zealand, the U.S., the United Kingdom and most western European countries. The Fund invests in sovereign debt securities. Sovereign debt securities are securities that are issued or guaranteed by foreign sovereign governments or their agencies, authorities or political subdivisions or instrumentalities, and supranational agencies. The Fund may also invest in debt securities issued or guaranteed by foreign corporations and foreign financial institutions.
These securities may be of any maturity and quality, but under normal market conditions the Fund’s duration will generally be similar to that of the J.P. Morgan Emerging Markets Bond Index Global Diversified. Duration is a measure of the price sensitivity of a debt security or a portfolio of debt securities to relative changes in interest rates. For instance, a duration of “three”
July 1, 2018  |  21

JPMorgan Emerging Markets Debt Fund (continued)
means that a security’s or portfolio’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in yield curve). As of May 31, 2018, the duration of the J.P. Morgan Emerging Markets Bond Index Global Diversified was 6.71 years, although the duration will vary in the future. The Fund does not have any minimum quality rating and may invest without limit in securities that are rated below investment grade (commonly known as junk bonds) or the unrated equivalent.
Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may also be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps, and foreign currency derivatives to help manage duration, sector and yield curve exposure and credit and spread volatility. The Fund may hedge its non-dollar investments back to the U.S. dollar through the use of such derivatives, but may not always do so. In addition to hedging non-dollar investments, the Fund may use such derivatives to increase income and gain to the Fund and/or as part of its risk management process by establishing or adjusting exposure to particular foreign securities, markets or currencies.
In making investment decisions for the Fund, the adviser establishes overweight and underweight positions versus the J.P. Morgan Emerging Markets Bond Index Global Diversified based on weighted spread duration. Spread duration is the measure of the expected price sensitivity of a bond or group of bonds to changes in spreads. Spreads are measured by the difference in yield between bonds from a specific sector or country of bonds and U.S. Treasury securities. Generally, the prices of a specific sector or country of bonds will increase when spreads tighten and decrease when spreads widen. The adviser uses top down macroeconomic research to assess the general market conditions that may cause spreads to tighten or widen in the countries and sectors where the Fund invests. Based on this top down research, the adviser establishes overweight positions in countries and sectors that it believes are more likely to benefit from tightening spreads and underweight positions in countries and sectors that it believes are more likely to be negatively impacted by widening spreads, a process that is referred to as weighted spread duration.
To implement these overweight and underweight positions, the adviser uses bottom up fundamental research to evaluate the relative attractiveness of the individual securities in each country and sector. The adviser is value oriented and this bottom up fundamental research is based on a quantitative assessment of an issuer’s cash flows, debt structure, debt ratios and profitability and a qualitative assessment of how each issuer will perform relative to other issuers in the country or sector. Generally, the adviser will sell a security when, based on the considerations described above, the adviser believes that there is better relative value available in the country or sector in securities of comparable quality, or when the adviser believes the issuer’s credit quality will deteriorate materially.
The Fund’s Main Investment Risks
The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular instruments or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.
The Fund is subject to the main risks noted below, any of which may adversely affect the Fund’s performance and ability to meet its investment objective.
General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, terrorism, regulatory events and government controls.
Foreign Securities and Emerging Markets Risk. Investments in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, currency fluctuations, liquidity risks, and less stringent investor protection and disclosure standards of foreign markets. In certain markets where securities and other instruments are not traded “delivery versus payment,” the Fund may not receive timely payment for securities or other instruments it has delivered or receive delivery of securities paid for and may be subject to increased risk that the counterparty will fail to make payments or delivery when due or default completely.
Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. These risks are magnified in countries in “emerging markets.” Emerging market countries typically have less-established market economies than developed countries and may face greater social, economic, regulatory and political uncertainties. In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital

22  |   J.P. Morgan Income Funds

markets and greater difficulty in determining market valuations of securities due to limited public information on issuers. The Fund may focus its investments in a single country or small group of countries and be subject to greater volatility than a more geographically diversified fund.
Geographic Focus Risk. The Fund may focus its investments in one or more regions or small groups of countries. As a result, the Fund’s performance may be subject to greater volatility than a more geographically diversified fund.
Sovereign Debt Risk. The Fund may invest in securities issued or guaranteed by foreign governmental entities (known as sovereign debt securities). These investments are subject to the risk of payment delays or defaults, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, large debt positions relative to the country’s economy or failure to implement economic reforms. There is no legal or bankruptcy process for collecting sovereign debt.
Currency Risk. Changes in foreign currency exchange rates will affect the value of the Fund’s securities and the price of the Fund’s shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment impacted by that currency loses value because that currency is worth less U.S. dollars. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets, may be riskier than other types of investments and may increase the volatility of the Fund. Although the Fund may attempt to hedge its currency exposure into the U.S. dollar, it may not be successful in reducing the effects of currency fluctuations. The Fund may also hedge from one foreign currency to another. In addition, the Fund’s use of currency hedging may not be successful and the use of such strategies may lower the Fund’s potential returns.
Interest Rate Risk. The Fund’s investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund invests in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate securities may decline if there interest rates do not rise as quickly, or as much, as general interest rates. Given that the Federal Reserve has begun to raise interest rates, the Fund may face a heightened level of interest rate risk.
Credit Risk. The Fund’s investments are subject to the risk that issuers and/or counterparties will fail to make payments when due or default completely. Prices of the Fund’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Fund’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
Prepayment Risk. The issuer of certain securities may repay principal in advance, especially when yields fall. Changes in the rate at which prepayments occur can affect the return on investment of these securities. When debt obligations are prepaid or when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher coupons, resulting in an unexpected capital loss.
Derivatives Risk. Derivatives, including futures contracts, options, swaps and foreign currency derivatives, may be riskier than other types of investments and may increase the volatility of the Fund. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s original investment. Derivatives expose the Fund to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligations (and includes credit risk associated with the counterparty). Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund to risks of mispricing or improper valuation. Certain of the Fund’s transactions in foreign currency derivatives and other derivatives could also affect the amount, timing and character of distributions to shareholders which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns.
High Yield Securities Risk. The Fund may invest in securities that are issued by companies that are highly leveraged, less credit-worthy or financially distressed. These investments (known as junk bonds) are considered to be speculative and are subject to greater risk of loss, greater sensitivity to economic changes, valuation difficulties and potential illiquidity.
High Portfolio Turnover Risk. The Fund will likely engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term capital gains that will generally be taxable to shareholders as ordinary income.
July 1, 2018  |  23

JPMorgan Emerging Markets Debt Fund (continued)
Industry and Sector Focus Risk. At times, the Fund may increase the relative emphasis of its investments in a particular industry or sector. The prices of securities of issuers in a particular industry or sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the Fund increases the relative emphasis of its investments in a particular industry or sector, its shares’ values may fluctuate in response to events affecting that industry or sector.
Transactions Risk. The Fund could experience a loss and its liquidity may be negatively impacted when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices. Similarly, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, Federal Reserve Board or any other government agency.
You could lose money investing in the Fund.
The Fund’s Past Performance
This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class R5 Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns for the past one year, five years and ten years. The table compares that performance to the J.P. Morgan Emerging Markets Bond Index Global Diversified and the Lipper Emerging Market Hard Currency Debt Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the fees and expenses of the mutual funds included in the index. The performance of Class R6 Shares in the performance table is based on the performance of Class R5 Shares prior to the inception of Class R6 Shares. The actual returns of Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class R5 Shares. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111. Effective March 31, 2015, the Fund’s index changed to the J.P. Morgan Emerging Markets Bond Index Global Diversified
(the Diversified Index). The Fund’s past performance would have been different if the Fund were managed relative to the Diversified Index.
YEAR-BY-YEAR RETURNS - CLASS R5 SHARES
Best Quarter	2nd quarter, 2009	16.95%
Worst Quarter	4th quarter, 2008	-18.43%
The Fund’s year-to-date total return through 3/31/18 was -1.54%.
AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2017)
	Past 1 Year	Past 5 Years	Past 10 Years
CLASS R5 SHARES
Return Before Taxes	10.49%	3.12%	5.59%
Return After Taxes on Distributions	8.30	1.07	3.40
Return After Taxes on Distributions and Sale of Fund Shares	5.90	1.40	3.36
CLASS R6 SHARES
Return Before Taxes	10.36	3.16	5.61
J.P. Morgan Emerging Markets Bond Index Global Diversified
(Reflects No Deduction for Fees, Expenses, or Taxes)	10.26	4.58	7.29
Lipper Emerging Market Hard Currency Debt Funds Index
(Reflects No Deduction for Taxes)	11.10	3.05	5.65
After-tax returns are shown for only the Class R5 Shares and after-tax returns for the other class will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and

24  |   J.P. Morgan Income Funds

the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Management
J.P. Morgan Investment Management Inc.
Portfolio Manager	Managed Fund Since	Primary Title with Investment Adviser
Pierre-Yves Bareau	2009	Managing Director
Emil Babayev	2016	Executive Director
Purchase and Sale of Fund Shares
There are no minimum or maximum purchase requirements with respect to Class R5 Shares.
For Class R6 Shares
To establish an account	$15,000,000 for Direct Investors
$5,000,000 for Discretionary Accounts
To add to an account	No minimum levels
There is no investment minimum for other Class R6 eligible investors.
In general, you may purchase or redeem shares on any business day:
•	Through your Financial Intermediary or the eligible retirement plan or college savings plan through which you invest in the Fund
•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528
•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111
Tax Information
The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in a 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
July 1, 2018  |  25

JPMorgan Government Bond Fund
Class/Ticker: R2/JGBZX; R3/OGGPX; R4/OGGQX; R6/OGGYX
What is the goal of the Fund?
The Fund seeks a high level of current income with liquidity and safety of principal.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
“Acquired Fund Fees and Expenses” are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, including affiliated money market funds, other mutual funds, exchange-traded funds and business development companies. The impact of Acquired Fund Fees and Expenses is included in the total returns of the Fund. Acquired Fund Fees and Expenses are not direct costs of the Fund, are not used to calculate the Fund’s net asset value per share and are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Fund’s prospectus.
ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class R2	Class R3	Class R4	Class R6
Management Fees	0.30%	0.30%	0.30%	0.30%
Distribution (Rule 12b-1) Fees	0.50	0.25	NONE	NONE
Other Expenses	0.43	0.40	0.71	0.12
Service Fees	0.25	0.25	0.25	NONE
Remainder of Other Expenses	0.18	0.15	0.46	0.12
Acquired Fund Fees and Expenses	0.01	0.01	0.01	0.01
Total Annual Fund Operating Expenses	1.24	0.96	1.02	0.43
Fee Waivers and/or Expense Reimbursements[1]	(0.14)	(0.11)	(0.42)	(0.08)
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[1]	1.10	0.85	0.60	0.35
1	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 1.10%, 0.85%, 0.60% and 0.35% of the average daily net assets of Class R2, Class R3, Class R4 and Class R6 Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 6/30/19, at which time the adviser and/or its affiliates will determine whether to renew or revise them.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 6/30/19 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS R2 SHARES ($)	112	380	668	1,488
CLASS R3 SHARES ($)	87	295	520	1,168
CLASS R4 SHARES ($)	61	283	522	1,210
CLASS R6 SHARES ($)	36	130	233	534
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 15% of the average value of its portfolio.
What are the Fund’s main investment strategies?
The Fund principally invests in securities issued by the U.S. government and its agencies and instrumentalities and related to securities issued by the U.S. government and its agencies and instrumentalities. The Fund may also invest in securities which
26  |   J.P. Morgan Income Funds

are guaranteed by the U.S. government and its agencies and instrumentalities so long as such securities are backed by the full faith and credit of the United States.
The Fund mainly invests in government bonds with intermediate to long remaining maturities. These include U.S. mortgage-backed securities, including those issued or guaranteed by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae) or the Federal Home Loan Mortgage Corporation (Freddie Mac). Mortgage-backed securities may be structured as collateralized mortgage obligations (agency and non-agency), mortgage pass-though securities, and stripped mortgage-backed securities. These securities may be structured such that payments consist of interest-only (IO), principal-only (PO) or principal and interest. The Fund may invest a significant portion or all of its assets in mortgage-backed securities in the adviser’s discretion.
Under normal circumstances, the Fund will invest at least 80% of its Assets in government bonds including bonds issued or guaranteed by the U.S. government and its agencies and instrumentalities. For purposes of this policy, “Assets” means net assets plus the amount of borrowings for investment purposes. Ordinarily, such bonds will have principal and interest guaranteed by the U.S. government or its agencies and instrumentalities, be subject to repurchase agreements, or represent an interest in or be secured by mortgages that are issued or guaranteed by certain U.S. government agencies or instrumentalities.
The Fund’s average weighted maturity will ordinarily range between three and 15 years, taking into account expected prepayment of principal on certain investments. The Fund may have a longer or shorter average weighted maturity under certain market conditions and the Fund may shorten or lengthen its average weighted maturity if deemed appropriate for temporary defensive purposes. Because of the Fund’s holdings in mortgage-backed and similar securities, the Fund’s average weighted maturity is equivalent to the average number of years for which each dollar of unpaid principal on a loan or mortgage securing mortgage-backed and similar securities remains outstanding given certain prepayment assumptions (also known as weighted average life).
The Fund’s adviser has flexibility with respect to the Fund’s duration. Currently, the Fund’s adviser aims to maintain a duration of between 5.00 and 5.50 years over the long term, although the adviser has the flexibility to maintain a longer or shorter duration when it believes it is advisable to do so. Duration is a measure of the price sensitivity of a debt security or a portfolio of debt securities to relative changes in interest rates. For instance, a duration of three years means that a security’s or portfolio’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in yield curve).
The adviser buys and sells securities and investments for the Fund based on its view of individual securities and market sectors. Taking a long-term approach, the adviser looks for individual fixed income investments that it believes will perform well over market cycles. The adviser is value oriented and makes decisions to purchase and sell individual securities and instruments after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, duration, liquidity, legal provisions and the structure of the transaction.
The Fund’s Main Investment Risks
The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular instruments or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.
The Fund is subject to the main risks noted below, any of which may adversely affect the Fund’s performance and ability to meet its investment objective.
General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, terrorism, regulatory events and government controls.
Interest Rate Risk. The Fund’s investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may invest in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Given that the Federal Reserve has begun to raise interest rates, the Fund may face a heightened level of interest rate risk.
Credit Risk. The Fund’s investments are subject to the risk that issuers and/or counterparties will fail to make payments when due or default completely. Prices of the Fund’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration
July 1, 2018  |  27

JPMorgan Government Bond Fund (continued)
in their credit quality. Credit spreads may increase, which may reduce the market values of the Fund’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by Ginnie Mae, Fannie Mae, or Freddie Mac). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government-related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government-related organizations may not have the funds to meet their payment obligations in the future.
Asset-Backed, Mortgage-Related and Mortgage-Backed Securities Risk. The Fund may invest in asset-backed, mortgage-related and mortgage-backed securities that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In periods of rising interest rates, the Fund may be subject to extension risk, and may receive principal later than expected. As a result, in periods of rising interest rates, the Fund may exhibit additional volatility. During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, such securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.
Collateralized mortgage obligations (CMOs) and stripped mortgage-backed securities, including those structured as IOs and POs, are more volatile and may be more sensitive to the rate of prepayments than other mortgage-related securities.
Prepayment Risk. The issuer of certain securities may repay principal in advance, especially when yields fall. Changes in the rate at which prepayments occur can affect the return on investment of these securities. When debt obligations are prepaid or when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher coupons, resulting in an unexpected capital loss.
Transactions Risk. The Fund could experience a loss and its liquidity may be negatively impacted when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices. Similarly, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.
You could lose money investing in the Fund.
The Fund’s Past Performance
This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class R2 Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns for the past one year, five years, and ten years. The table compares that performance to the Bloomberg Barclays U.S. Government Bond Index and the Lipper General U.S. Government Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the fees and expenses of the mutual funds included in the index. The performance of Class R2 Shares is based on the performance of Class I Shares prior to the inception of Class R2 Shares. The performance of Class R3 and Class R4 Shares is based on the performance of Class I Shares of the Fund prior to the inception of Class R3 and Class R4 Shares. The actual returns for Class R3 Shares would have been lower than those shown because Class R3 Shares have higher expense than Class I Shares and returns for Class R4 Shares would have been different than those shown because Class R4 Shares have different expenses than Class I Shares. The performance of Class R6 is based on the performance of Class I of the Fund prior to the inception of Class R6 Shares. All prior class performance has been adjusted to reflect the differences in expenses between classes. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

28   |  J.P. Morgan Income Funds

YEAR-BY-YEAR RETURNS - CLASS R2 SHARES
Best Quarter	3rd quarter, 2011	6.47%
Worst Quarter	4th quarter, 2016	-3.28%
The Fund’s year-to-date total return through 3/31/18 was -1.22%.
AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2017)
	Past 1 Year	Past 5 Years	Past 10 Years
CLASS R2 SHARES
Return Before Taxes	1.78%	0.79%	3.34%
Return After Taxes on Distributions	0.98	-0.29	2.17
Return After Taxes on Distributions and Sale of Fund Shares	1.02	0.20	2.16
CLASS R3 SHARES
Return Before Taxes	2.01	0.95	3.50
CLASS R4 SHARES
Return Before Taxes	2.22	1.20	3.75
CLASS R6 SHARES
Return Before Taxes	2.49	1.36	3.90
Bloomberg Barclays U.S. Government Bond Index
(Reflects No Deduction for Fees, Expenses, or Taxes)	2.30	1.28	3.23
Lipper General U.S. Government Funds Index
(Reflects No Deduction for Taxes)	1.96	1.26	3.33
After-tax returns are shown for only the Class R2 Shares and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Management
J.P. Morgan Investment Management Inc.
Portfolio Manager	Managed Fund Since	Primary Title with Investment Adviser
Michael Sais	1996	Managing Director
Robert Manning	2013	Managing Director
Purchase and Sale of Fund Shares
There are no minimum or maximum purchase requirements with respect to Class R2, Class R3 or Class R4 Shares.
For Class R6 Shares
To establish an account	$15,000,000 for Direct Investors
$5,000,000 for Discretionary Accounts
To add to an account	No minimum levels
There is no investment minimum for other Class R6 eligible investors.
In general, you may purchase or redeem shares on any business day:
•	Through your Financial Intermediary or the eligible retirement plan or college savings plan through which you invest in the Fund
•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111
Tax Information
The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in a 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
July 1, 2018  |  29

JPMorgan High Yield Fund
Class/Ticker: R2/JHYZX; R3/JRJYX; R4/JRJKX; R5/JYHRX; R6/JHYUX
What is the goal of the Fund?
The Fund seeks a high level of current income by investing primarily in a diversified portfolio of debt securities which are rated below investment grade or unrated. Capital appreciation is a secondary objective.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
“Acquired Fund Fees and Expenses” are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, including affiliated money market funds, other mutual funds, exchange-traded funds and business development companies. The impact of Acquired Fund Fees and Expenses is included in the total returns of the Fund. Acquired Fund Fees and Expenses are not direct costs of the Fund, are not used to calculate the Fund’s net asset value per share and are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Fund’s prospectus.
ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class R2	Class R3	Class R4	Class R5	Class R6
Management Fees	0.60%	0.60%	0.60%	0.60%	0.60%
Distribution (Rule 12b-1) Fees	0.50	0.25	NONE	NONE	NONE
Other Expenses	0.49	0.39	0.39	0.22	0.11
Service Fees	0.25	0.25	0.25	0.10	NONE
Remainder of Other Expenses	0.24	0.14 [1]	0.14 [1]	0.12	0.11
Acquired Fund Fees and Expenses	0.01	0.01	0.01	0.01	0.01
Total Annual Fund Operating Expenses	1.60	1.25	1.00	0.83	0.72
Fee Waivers and/or Expense Reimbursements[2]	(0.25)	(0.15)	(0.15)	(0.13)	(0.12)
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[2]	1.35	1.10	0.85	0.70	0.60
1	"Remainder of Other Expenses" are based on estimated amounts for the current fiscal year.
2	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 1.35%, 1.10%, 0.85%, 0.70% and 0.60% of the average daily net assets of Class R2, Class R3, Class R4, Class R5 and Class R6 Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 6/30/19, at which time the adviser and/or its affiliates will determine whether to renew or revise them.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 6/30/19 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS R2 SHARES ($)	137	481	847	1,879
CLASS R3 SHARES ($)	112	382	672	1,498
CLASS R4 SHARES ($)	87	303	538	1,211
CLASS R5 SHARES ($)	72	252	448	1,013
CLASS R6 SHARES ($)	61	218	389	883
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 47% of the average value of its portfolio.
What are the Fund’s main investment strategies?
The Fund invests in all types of high yield, high risk debt securities. The Fund also may invest in convertible securities, preferred stock, common stock and loan participations and assignments and commitments to purchase loan assignments.
Under normal circumstances, the Fund invests at least 80% of its Assets in bonds, other debt securities, loan assignments and participations (Loans), commitments to purchase loan assignments (Unfunded Commitments) and preferred stocks that are
30  |   J.P. Morgan Income Funds

rated below investment grade or unrated. For purposes of this policy, “Assets” means net assets plus the amount of borrowings for investment purposes.
Up to 20% of the Fund’s total assets may be invested in other securities, including investment grade securities. The Fund’s average weighted maturity ordinarily will range between three and ten years, although the Fund may shorten its weighted average maturity to as little as two years if deemed appropriate for temporary defensive purposes. The Fund may have a longer or shorter average weighted maturity under certain market conditions.
The Fund may invest no more than 30% of its net assets in Loans and Unfunded Commitments. Loans will typically consist of senior floating rate loans (Senior Loans), but may also include secured and unsecured loans, second lien loans or more junior (Junior Loans) and bridge loans. Loans may be issued by obligors in the U.S. or in foreign or emerging markets.
The Fund may invest up to 100% of the Fund’s total assets in below investment grade or unrated securities. Such securities are also known as “junk bonds,” “high yield bonds” and “non-investment grade bonds.” Such securities may include so called “distressed debt”. Distressed debt includes securities of issuers experiencing financial or operating difficulties, securities where the issuer has defaulted in the payment of interest or principal or in the performance of its covenants or agreements, securities of issuers that may be involved in bankruptcy proceedings, reorganizations or financial restructurings or securities of issuers operating in troubled industries. All securities will be U.S. dollar-denominated although they may be issued by a foreign corporation, government or its agencies and instrumentalities.
In addition to direct investments in securities, derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options and swaps to hedge various investments, for risk management and/or to increase income or gain to the Fund. In particular, the Fund may invest in swaps structured as credit default swaps related to individual Loans or other securities or indexes of Loans or other securities to gain exposure to such Loans and other securities, to mitigate risk exposure or to manage cash flow needs.
Although the Fund predominantly invests in debt securities and income producing securities, it may also invest in common stock from time to time. In addition, the Fund may acquire and hold such securities (or rights to acquire such securities) in connection with an amendment, waiver, conversion or exchange of fixed income securities, in connection with the bankruptcy or workout of distressed fixed income securities, or upon the exercise of a right or warrant obtained on account of a fixed income security.
The adviser focuses on value in buying and selling securities for the Fund by looking at individual securities against the context of broader market factors. For each issuer, the adviser performs an in-depth analysis of the issuer, including business prospects, management, capital requirements, capital structure, enterprise value and security structure and covenants. In addition, the adviser monitors investments on an ongoing basis by staying abreast of positive and negative credit developments expediting the review of the Fund’s investments that are considered to be the most risky. Generally, the adviser will sell a security when, based on fundamental credit analysis and the considerations described above, the adviser believes the issuer’s credit quality will deteriorate materially or when the adviser believes that there is better relative value available in the market in securities of comparable quality.
The Fund’s Main Investment Risks
The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular instruments or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.
The Fund is subject to the main risks noted below, any of which may adversely affect the Fund’s performance and ability to meet its investment objective.
General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, terrorism, regulatory events and government controls.
High Yield Securities and Loan Risk. The Fund invests in instruments including junk bonds, Loans and instruments that are issued by companies that are highly leveraged, less creditworthy or financially distressed. These investments are considered to be speculative and may be subject to greater risk of loss, greater sensitivity to economic changes, valuation difficulties and potential illiquidity. Such investments may be subject to additional risks including subordination to other creditors, no collateral or limited rights in collateral, lack of a regular trading market, extended settlement periods, liquidity risks, prepayment risks, potentially less protection under the
July 1, 2018  |  31

JPMorgan High Yield Fund (continued)
federal securities laws and lack of publicly available information. The Fund will not have direct recourse against the issuer of a loan participation. High yield securities and Loans that are deemed to be liquid at the time of purchase may become illiquid.
No active trading market may exist for some Loans and other instruments and certain investments may be subject to restrictions on resale. In addition, the settlement period for Loans is uncertain as there is no standardized settlement schedule applicable to such investments. Certain Loans may take more than seven days to settle. The inability to dispose of the Fund’s securities and other investments in a timely fashion could result in losses to the Fund. Because some instruments may have a more limited secondary market, liquidity and valuation risk is more pronounced for the Fund than for funds that invest primarily in other types of fixed income instruments or equity securities. When Loans and other instruments are prepaid, the Fund may have to reinvest in instruments with a lower yield or fail to recover additional amounts (i.e., premiums) paid for these instruments, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Certain Loans may not be considered securities under the federal securities laws and, therefore, investments in such Loans may not be subject to certain protections under those laws. In addition, the adviser may not have access to material non-public information to which other investors may have access.
Credit Risk. The Fund’s investments are subject to the risk that issuers and/or counterparties will fail to make payments when due or default completely. Prices of the Fund’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Fund’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
Prepayment Risk. The issuer of certain securities may repay principal in advance, especially when yields fall. Changes in the rate at which prepayments occur can affect the return on investment of these securities. When debt obligations are prepaid or when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher coupons, resulting in an unexpected capital loss.
Smaller Company Risk. Investments in smaller companies may be riskier, less liquid, more volatile and more vulnerable to economic, market and industry changes than investment in larger, more established companies. The securities of smaller companies may trade less frequently and in smaller volumes than securities of larger companies. As a result, changes in the price of debt or equity issued by such companies may be more sudden or erratic than the prices of other securities, especially over the short term.
Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.
Interest Rate Risk. The Fund’s investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may invest in variable and floating rate Loans and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate Loans and other securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Given that the Federal Reserve has begun to raise interest rates, the Fund may face a heightened level of interest rate risk.
Derivatives Risk. Derivatives, including options, futures contracts and swaps, may be riskier than other types of investments and may increase the volatility of the Fund. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s original investment. Derivatives expose the Fund to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligations (and includes credit risk associated with the counterparty). Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund to risks of mispricing or improper valuation. Certain of the Fund’s transactions in derivatives could also affect the amount, timing and character of distributions to shareholders which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns.
Privately Placed Securities Risk. Privately placed securities generally are less liquid than publicly traded securities and the Fund may not always be able to sell such securities without

32  |   J.P. Morgan Income Funds

experiencing delays in finding buyers or reducing the sale price for such securities. The disposition of some of the securities held by the Fund may be restricted under federal securities laws. As a result, the Fund may not be able to dispose of such investments at a time when, or at a price at which, it desires to do so and may have to bear expenses of registering these securities, if necessary. These securities may also be difficult to value.
Foreign Issuer Risks. U.S. dollar-denominated securities of foreign issuers or U.S. affiliates of foreign issuers may be subject to additional risks not faced by domestic issuers. These risks include political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, and regulatory issues facing issuers in such foreign countries. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.
Geographic Focus Risk. The Fund may focus its investments in one or more regions or small groups of countries. As a result, the Fund’s performance may be subject to greater volatility than a more geographically diversified fund.
Industry and Sector Focus Risk. At times, the Fund may increase the relative emphasis of its investments in a particular industry or sector. The prices of securities of issuers in a particular industry or sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the Fund increases the relative emphasis of its investments in a particular industry or sector, its shares’ values may fluctuate in response to events affecting that industry or sector.
Transactions Risk. The Fund could experience a loss and its liquidity may be negatively impacted when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices. Similarly, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.
You could lose money investing in the Fund.
The Fund’s Past Performance
This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class R6 Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns for the past one year, five years, and ten years. The table compares that performance to the Bloomberg Barclays U.S. Corporate High Yield—2% Issuer Capped Index and the Lipper High Yield Bond Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the fees and expenses of the mutual funds included in the index. The performance of Class R2, Class R3 and Class R4 Shares are based on the performance of Class I Shares of the Fund prior to the inception of Class R2, Class R3 and Class R4 Shares. Prior class performance for Class R2, Class R3 and Class R4 Shares has been adjusted to reflect differences in expenses between Class R2, Class R3 and Class R4 Shares and Class I Shares. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111. Effective September 14, 2009, some of the Fund’s investment strategies changed. The Fund’s past performance would have been different if the Fund were managed using the current strategies.
YEAR-BY-YEAR RETURNS - CLASS R6 SHARES
Best Quarter	2nd quarter, 2009	17.49%
Worst Quarter	4th quarter, 2008	-16.05%
July 1, 2018  |  33

JPMorgan High Yield Fund (continued)
The Fund’s year-to-date total return through 3/31/18 was -0.96%.
AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2017)
	Past 1 Year	Past 5 Years	Past 10 Years
CLASS R6 SHARES
Return Before Taxes	6.82%	5.05%	7.15%
Return After Taxes on Distributions	4.17	2.18	4.17
Return After Taxes on Distributions and Sale of Fund Shares	3.83	2.59	4.30
CLASS R2 SHARES
Return Before Taxes	6.09	4.39	6.49
CLASS R3 SHARES
Return Before Taxes	6.28	4.61	6.78
CLASS R4 SHARES
Return Before Taxes	6.55	4.88	7.02
CLASS R5 SHARES
Return Before Taxes	6.70	4.99	7.09
Bloomberg Barclays U.S. Corporate High Yield - 2% Issuer Capped Index
(Reflects No Deduction for Fees, Expenses, or Taxes)	7.50	5.78	8.09
Lipper High Yield Bond Index
(Reflects No Deduction for Taxes)	7.53	5.22	6.47
After-tax returns are shown for only the Class R6 Shares and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Management
J.P. Morgan Investment Management Inc.
Portfolio Manager	Managed Fund Since	Primary Title with Investment Adviser
William J. Morgan	1998	Managing Director
James P. Shanahan	1998	Managing Director
Purchase and Sale of Fund Shares
There are no minimum or maximum purchase requirements with respect to Class R2, Class R3, Class R4 or Class R5 Shares.
For Class R6 Shares
To establish an account	$15,000,000 for Direct Investors
$5,000,000 for Discretionary Accounts
To add to an account	No minimum levels
There is no investment minimum for other Class R6 eligible investors.
In general, you may purchase or redeem shares on any business day:
•	Through your Financial Intermediary or the eligible retirement plan or college savings plan through which you invest in the Fund
•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528
•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111
Tax Information
The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in a 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

34  |   J.P. Morgan Income Funds

JPMorgan Income Fund
Class/Ticker: R6/JMSFX
What is the goal of the Fund?
The Fund seeks to provide income with a secondary objective of capital appreciation.
Fees and Expenses of the Fund
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
“Acquired Fund Fees and Expenses” are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, including affiliated money market funds, other mutual funds, exchange-traded funds and business development companies. The impact of Acquired Fund Fees and Expenses is included in the total returns of the Fund. Acquired Fund Fees and Expenses are not direct costs of the Fund, are not used to calculate the Fund’s net asset value per share and are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Fund’s prospectus.
ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Class R6
Management Fees	0.35%
Distribution (Rule 12b-1) Fees	NONE
Other Expenses	0.34
Service Fees	NONE
Remainder of Other Expenses	0.34
Acquired Fund Fees and Expenses	0.01
Total Annual Fund Operating Expenses	0.70
Fee Waivers and/or Expense Reimbursements[1]	(0.30)
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[1]	0.40
1	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 0.40% of the average daily net assets of the Class R6 Shares. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 6/30/19, at which time the adviser and/or its affiliates will determine whether to renew or revise them.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 6/30/19 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS R6 SHARES ($)	41	194	360	842
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 40% of the average value of its portfolio.
What are the Fund’s main investment strategies?
The Fund seeks to achieve its objective by investing opportunistically among multiple debt markets and sectors that the Fund’s adviser, J.P. Morgan Investment Management Inc. (JPMIM or the adviser) believes have high potential to produce income and have low correlations to each other in order to manage risk. The Fund is flexible and not managed to a benchmark. This allows the Fund to shift its allocations based on changing market conditions, which may result in investing in a single or multiple markets and sectors. The Fund also uses a strategy of managing distributions throughout the year to help reduce fluctuations in monthly dividends. “Income” in the Fund’s name refers to the Fund’s strategy of seeking to provide a predictable level of dividend income by investing opportunistically across different markets and sectors and utilizing income management strategies. The capital appreciation sought by the Fund generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.
The Fund has broad flexibility to invest in a wide variety of debt securities and instruments of any maturity. The Fund may invest in fixed and floating rate debt securities issued in both U.S. and foreign markets, including countries whose economies are less developed (emerging markets). The Fund invests primarily in
July 1, 2018  |  35

JPMorgan Income Fund (continued)
U.S. dollar denominated securities, although the Fund may also invest in non-dollar denominated securities. The Fund currently anticipates that it will invest no more than 10% of its total assets in non-dollar denominated securities, although, from time to time, the Fund may invest a greater percentage of its assets in non-dollar denominated securities to take advantage of market conditions.
In connection with managing volatility, the Fund seeks to maintain a duration of ten years or less, although, under certain market conditions such as in periods of significant volatility in interest rates and spreads, the Fund’s duration may be longer than ten years. Duration is a measure of the price sensitivity of a debt security or a portfolio of debt securities to relative changes in interest rates. For instance, a duration of three years means that a security’s or portfolio’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in yield curve).
Although the Fund has the flexibility to invest above 65% of its total assets in investments that are rated below investment grade (also known as junk bonds or high yield securities) or the unrated equivalent to take advantage of market opportunities, under normal market conditions the Fund invests at least 35% of its total assets in investments that, at the time of purchase, are rated investment grade or the unrated equivalent.
Below investment grade securities may include so-called “distressed debt.” Distressed debt includes securities of issuers experiencing financial or operating difficulties, securities where the issuer has defaulted in the payment of interest or principal or in the performance of its covenants or agreements, securities of issuers that may be involved in bankruptcy proceedings, reorganizations or financial restructurings or securities of issuers operating in troubled industries.
A significant portion of the Fund’s assets may be invested in asset-backed securities, mortgage-related securities and mortgage-backed securities. Such securities may be structured as collateralized mortgage obligations (CMOs) and stripped mortgage-backed securities, including those structured such that payments consist of interest-only (IO), principal-only (PO) or principal and interest. The Fund also may invest in inverse floaters and inverse IOs, which are debt securities with interest rates that reset in the opposite direction from the market rate to which the security is indexed. The Fund may also invest in structured investments and adjustable rate mortgage loans (ARMs). The Fund may invest a significant amount of its assets in sub-prime mortgage-related securities.
The Fund may invest in securities issued by the U.S. government and its agencies and instrumentalities including U.S. Treasury securities, treasury receipts and obligations and securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac).
The Fund may also invest in mortgage pass-through securities including securities eligible to be sold on the “to-be-announced” or TBA market (mortgage TBAs). The Fund may enter into dollar rolls, in which the Fund sells mortgage-backed securities including mortgage TBAs and at the same time contracts to buy back very similar securities on a future date. The Fund may also sell mortgage TBAs short.
The Fund may invest in inflation-linked debt securities including fixed and floating rate debt securities of varying maturities issued by the U.S. government, its agencies and instrumentalities, such as Treasury Inflation Protected Securities (TIPS). The Fund may also invest in inflation-linked debt securities issued by other entities such as corporations, foreign governments and foreign issuers. The Fund may invest in loan participations and assignments (Loans) and commitments to purchase Loans (Unfunded Commitments). Loans will typically consist of senior floating rate loans (Senior Loans), but may also include secured and unsecured loans, second lien loans or more junior (Junior Loans) and bridge loans.
The Fund may also invest in convertible securities and preferred stock that the adviser believes will produce income or generate return. The Fund also may use bank obligations, commercial paper, corporate debt securities, custodial receipts, inverse floating rate instruments, municipal securities, private placements, restricted securities and other unregistered securities, real estate investment trusts (REITs), short-term funding agreements, when-issued securities, delayed delivery securities and forward commitments, and zero-coupon, pay-in-kind and deferred payment securities. The securities in which the Fund invests may include debt securities issued by governments and their agencies, supranational organizations, corporations, and banks.
The Fund has flexibility to utilize derivatives and at times, use of such derivatives may be a principal strategy. Derivatives are instruments that have a value based on another instrument, exchange rate or index. Derivatives will be used primarily for hedging, including duration hedging, but may also be used as substitutes for securities in which the Fund can invest. Such derivatives may include futures contracts, options, swaps including interest rate and credit default swaps, and forward contracts. The Fund may also use derivatives for other hedging purposes (e.g., decreasing or increasing exposure to certain securities), to increase income and gain to the Fund, as part of its risk management process by establishing or adjusting exposure to particular securities, markets or currencies and/or to manage cash flows.
As part of its principal investment strategy and for temporary defensive purposes, any portion of the Fund’s assets may be invested in cash and cash equivalents.
In buying and selling investments for the Fund, the adviser uses a flexible, opportunistic approach that combines strategy and sector rotation (asset allocation). Strategy rotation refers to the shifting of investments among the multiple debt markets in which the Fund may invest. Sector rotation refers to the shifting

36  |   J.P. Morgan Income Funds

of investments from one or more sectors (for example, high yield) into one or more other sectors (for example, emerging markets). For each strategy/sector, dedicated specialists provide security research and recommendations to the lead portfolio managers. Buy and sell decisions are based on fundamental, quantitative and technical analysis, including the expected potential to generate income. As part of its risk management strategy, the adviser typically will invest in multiple strategies/sectors, but, as part of the Fund’s opportunistic strategy, the adviser has flexibility to invest in a single or small number of strategies/sectors from time to time. Due to the Fund’s flexible asset allocation approach, the Fund’s risk exposure may vary and a risk associated with an individual strategy or type of investment may become more pronounced when the Fund utilizes a single strategy or type of investment or only a few strategies or types of investments. Generally, the adviser will sell a security when, based on fundamental, quantitative and technical analysis and the considerations described above, the adviser believes the issuer’s credit quality will deteriorate materially or when the adviser believes that there is better relative value available in the market in securities of comparable quality.
The Fund’s Main Investment Risks
The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular instruments or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objectives, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.
The Fund is subject to the main risks noted below, any of which may adversely affect the Fund’s performance and ability to meet its investment objective.
Interest Rate Risk. The Fund’s investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may invest in variable and floating rate Loans and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate Loans and other securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Given that the Federal Reserve has begun to raise interest rates, the Fund may face a heightened level of interest rate risk.
General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, terrorism, regulatory events and government controls.
Credit Risk. The Fund’s investments are subject to the risk that issuers and/or counterparties will fail to make payments when due or default completely. Prices of the Fund’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Fund’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
Strategy Risk. The Fund’s strategy of seeking to provide a predictable level of dividend income may not be successful. The income payable on debt securities in general and the availability of investment opportunities varies based on market conditions. In addition, the Fund may not be effective in identifying income producing securities and managing distributions; as a result, the level of dividend income may fluctuate. The Fund’s investments are subject to various risks including the risk that the counterparty will not pay income when due which may adversely impact the level and predictability of dividend income paid by the Fund. The Fund does not guarantee that distributions will always be paid or paid at a predictable level.
High Yield Securities and Loan Risk. The Fund invests in instruments including junk bonds, Loans and instruments that may be issued by companies that are highly leveraged, less creditworthy or financially distressed. These investments are considered to be speculative and may be subject to greater risk of loss, greater sensitivity to economic changes, valuation difficulties and potential illiquidity. Such investments may be subject to additional risks including subordination to other creditors, no collateral or limited rights in collateral, lack of a regular trading market, extended settlement periods, liquidity risks, prepayment risks, potentially less protection under the federal securities laws and lack of publicly available information. The Fund will not have direct recourse against the issuer of a loan participation.
No active trading market may exist for some Loans and other instruments and certain investments may be subject to restrictions on resale. In addition, the settlement period for Loans is uncertain as there is no standardized settlement schedule
July 1, 2018  |  37

JPMorgan Income Fund (continued)
applicable to such investments. Loans that are deemed to be liquid at the time of purchase may become illiquid. Certain Loans may take more than seven days to settle. The inability to dispose of the Fund’s securities and other investments in a timely fashion could result in losses to the Fund. Because some instruments may have a more limited secondary market, liquidity and valuation risk is more pronounced for the Fund than for funds that invest primarily in other types of fixed income instruments or equity securities. When Loans and other instruments are prepaid, the Fund may have to reinvest in instruments with a lower yield or fail to recover additional amounts (i.e., premiums) paid for these instruments, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Certain Loans may not be considered securities under the federal securities laws and, therefore, investments in such Loans may not be subject to certain protections under those laws. In addition, the adviser may not have access to material non-public information to which other investors may have access.
Foreign Securities and Emerging Markets Risk. U.S. dollar-denominated securities of foreign issuers or U.S. affiliates of foreign issuers may be subject to additional risks not faced by domestic issuers. These risks include political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, and regulatory issues facing issuers in such countries. The Fund may also invest in non-dollar denominated securities. Investments in non-dollar denominated securities are subject to risks in addition to those summarized above including currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, liquidity risks, and less stringent investor protection and disclosure standards of foreign markets. In certain markets where securities and other instruments are not traded “delivery versus payment,” the Fund may not receive timely payment for securities or other instruments it has delivered or receive delivery of securities paid for and may be subject to increased risk that the counterparty will fail to make payments or delivery when due or default completely.
Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. These risks are magnified in countries in “emerging markets.” Emerging market countries typically have less-established market economies than developed countries and may face greater social, economic, regulatory and political uncertainties. In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers.
Geographic Focus Risk. The Fund may focus its investments in one or more regions or small groups of countries. As a result, the Fund’s performance may be subject to greater volatility than a more geographically diversified fund.
Sovereign Debt Risk. The Fund may invest in securities issued or guaranteed by foreign governmental entities (known as sovereign debt securities). These investments are subject to the risk of payment delays or defaults, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, large debt positions relative to the country’s economy or failure to implement economic reforms. There is no legal or bankruptcy process for collecting sovereign debt.
European Market Risk. The Fund’s performance will be affected by political, social and economic conditions in Europe, such as growth of the economic output (the gross national product), the rate of inflation, the rate at which capital is reinvested into European economies, the success of governmental actions to reduce budget deficits, the resource self-sufficiency of European countries and interest and monetary exchange rates between European countries. European financial markets may experience volatility due to concerns about high government debt levels, credit rating downgrades, rising unemployment, the future of the euro as a common currency, possible restructuring of government debt and other government measures responding to those concerns and fiscal and monetary controls imposed on member countries of the European Union. The risk of investing in Europe may be heightened due to steps being taken by the United Kingdom to exit the European Union. In addition, if one or more countries were to exit the European Union or abandon the use of the euro as a currency, the value of investments tied to those countries or the euro could decline significantly and unpredictably.
Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by Ginnie Mae, Fannie Mae, or Freddie Mac). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government-related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government-related organizations may not have the funds to meet their payment obligations in the future.

38  |   J.P. Morgan Income Funds

Asset-Backed, Mortgage-Related and Mortgage-Backed Securities Risk. The Fund may invest in asset-backed, mortgage-related and mortgage-backed securities including so-called “sub-prime” mortgages that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In periods of rising interest rates, the Fund may be subject to extension risk, and may receive principal later than expected. As a result, in periods of rising interest rates, the Fund may exhibit additional volatility. During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, such securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.
CMOs and stripped mortgage-backed securities, including those structured as IOs and POs, are more volatile and may be more sensitive to the rate of prepayments than other mortgage-related securities. The risk of default, as described under “Credit Risk”, for “sub-prime” mortgages is generally higher than other types of mortgage-backed securities. The structure of some of these securities may be complex and there may be less available information than other types of debt securities.
The Fund will be exposed to additional risk to the extent that it uses inverse floaters and inverse IOs, which are debt securities with interest rates that reset in the opposite direction from the market rate to which the security is indexed. These securities are more volatile and more sensitive to interest rate changes than other types of debt securities. If interest rates move in a manner not anticipated by the adviser, the Fund could lose all or substantially all of its investment in inverse IOs.
Prepayment Risk. The issuer of certain securities may repay principal in advance, especially when yields fall. Changes in the rate at which prepayments occur can affect the return on investment of these securities. When debt obligations are prepaid or when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher coupons, resulting in an unexpected capital loss.
Inflation-Linked Security Risk. Inflation-linked debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of an inflation-linked security tends to decline when real interest rates increase. Unlike conventional bonds, the principal and interest payments of inflation-linked securities such as TIPS are adjusted periodically to a specified rate of inflation (e.g., Non-Seasonally Adjusted Consumer Price Index for all Urban Consumers (CPI-U)). There can be no assurance that the inflation index used will accurately measure the real rate of inflation. These securities may lose value in the event that the actual rate of inflation is different than the rate of the inflation index.
Equity Market Risk. The Fund’s investments in preferred shares and convertible securities are subject to equity market risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.
Convertible Securities Risk. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities.
Municipal Securities Risk. The risk of a municipal security generally depends on the financial and credit status of the issuer. Changes in a municipality’s financial health may make it difficult for the municipality to make interest and principal payments when due. This could decrease the Fund’s income or hurt the ability to preserve capital and liquidity. Under some circumstances, municipal securities might not pay interest unless the state legislature or municipality authorizes money for that purpose.
Mortgage Dollar Roll Risk. The Fund may enter into mortgage dollar rolls involving mortgage pass-through securities including mortgage TBAs and other mortgage-backed securities. During the period between the sale and repurchase in a mortgage dollar roll transaction, the Fund will not be entitled to receive interest and principal payments on the securities sold. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the Fund’s right to repurchase or sell securities may be limited. Short sales of mortgage TBAs and engaging in mortgage dollar rolls may be subject to leverage risks as described under “Derivatives Risk.” In addition, mortgage dollar rolls may increase interest rate risk and result in an increased portfolio turnover rate which increases costs and may increase taxable gains.
Zero-Coupon, Pay-In-Kind and Deferred Payment Securities Risk. The market value of a zero-coupon, pay-in-kind or deferred payment security is generally more volatile than the market value of, and is more likely to respond to a greater degree to changes in interest rates than, other fixed income securities with similar maturities and credit quality that pay interest periodically. In addition, federal income tax law requires that the holder of a zero-coupon security accrue a portion of the discount at which the security was purchased as taxable income each year. The Fund may consequently have to dispose of portfolio securities under disadvantageous circumstances to
July 1, 2018  |  39

JPMorgan Income Fund (continued)
generate cash to satisfy its requirement as a regulated investment company to distribute all of its net income (including non-cash income attributable to zero-coupon securities). These actions may reduce the assets to which the Fund’s expenses could otherwise be allocated and may reduce the Fund’s rate of return.
Preferred Stock Risk. Preferred stock generally has a preference as to dividends and liquidation over an issuer’s common stock but ranks junior to debt securities in an issuer’s capital structure. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Privately Placed Securities Risk. Privately placed securities generally are less liquid than publicly traded securities and the Fund may not always be able to sell such securities without experiencing delays in finding buyers or reducing the sale price for such securities. The disposition of some of the securities held by the Fund may be restricted under federal securities laws. As a result, the Fund may not be able to dispose of such investments at a time when, or at a price at which, it desires to do so and may have to bear expenses of registering these securities, if necessary. These securities may also be difficult to value.
REIT Risk. The Fund’s investments in real estate securities, including REITs, are subject to the same risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying real estate interests. These risks include default, prepayments, changes in value resulting from changes in interest rates and demand for real and rental property, and the management skill and creditworthiness of REIT issuers. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.
High Portfolio Turnover Risk. The Fund will likely engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term capital gains that will generally be taxable to shareholders as ordinary income.
Derivatives Risk. Derivatives, including futures contracts, options, swaps including interest rate and credit default swaps and forward contracts, may be riskier than other types of investments and may increase the volatility of the Fund. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s original investment. Derivatives expose the Fund to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligations (and includes credit risk associated with the counterparty). Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund to risks of mispricing or improper valuation. Certain of the Fund’s transactions in derivatives could also affect the amount, timing and character of distributions to shareholders which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns.
Industry and Sector Focus Risk. At times, the Fund may increase the relative emphasis of its investments in a particular industry or sector. The prices of securities of issuers in a particular industry or sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the Fund increases the relative emphasis of its investments in a particular industry or sector, its shares’ values may fluctuate in response to events affecting that industry or sector.
Transactions Risk. The Fund could experience a loss and its liquidity may be negatively impacted when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices. Similarly, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.
You could lose money investing in the Fund.
The Fund’s Past Performance
This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class R6 Shares has varied from year to year for the past three calendar years. The table shows average annual total returns for the past one year and life of the Fund. The table compares that performance to the Bloomberg Barclays U.S. Aggregate Index and the Lipper Multi-Sector Income Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an

40  |   J.P. Morgan Income Funds

indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
YEAR-BY-YEAR RETURNS - CLASS R6 SHARES
Best Quarter	3rd quarter, 2016	3.63%
Worst Quarter	3rd quarter, 2015	-1.24%
The Fund’s year-to-date total return through 3/31/18 was -0.50%.
AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2017)
	Past 1 Year	Life of Fund (since 06/02/2014)
CLASS R6 SHARES
Return Before Taxes	5.84%	3.99%
Return After Taxes on Distributions	3.41	1.55
Return After Taxes on Distributions and Sale of Fund Shares	3.28	1.91
Bloomberg Barclays U.S. Aggregate Index
(Reflects No Deduction for Fees, Expenses, or Taxes)	3.54	2.53
Lipper Multi-Sector Income Funds Index
(Reflects No Deduction for Taxes)	6.28	2.91 [1]
1	The Fund commenced operations on 6/2/14. Performance for the benchmark is for 6/30/14.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Management
J.P. Morgan Investment Management Inc.
Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
J. Andrew Norelli	2014	Managing Director
Andrew Headley	2017	Managing Director
Purchase and Sale of Fund Shares
Purchase minimums
For Class R6 Shares
To establish an account	$15,000,000 for Direct Investors
$5,000,000 for Discretionary Accounts
To add to an account	No minimum levels
There are no minimum investments for other Class R6 eligible investors
In general, you may purchase or redeem shares on any business day:
•	Through your Financial Intermediary or the eligible retirement plan or college saving plan through which you invest in the Fund
•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528
•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111
Tax Information
The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
July 1, 2018  |  41

JPMorgan Inflation Managed Bond Fund
Class/Ticker: R5/JIMRX; R6/JIMMX
What is the goal of the Fund?
The Fund seeks to maximize inflation protected total return.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class R5	Class R6
Management Fees	0.35%	0.35%
Distribution (Rule 12b-1) Fees	NONE	NONE
Other Expenses	0.22	0.12
Service Fees	0.10	NONE
Remainder of Other Expenses	0.12	0.12
Total Annual Fund Operating Expenses	0.57	0.47
Fee Waivers and/or Expense Reimbursements[1]	(0.02)	NONE
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[1]	0.55	0.47
1	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 0.55% and 0.50% of the average daily net assets of Class R5 and Class R6 Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 6/30/19, at which time the adviser and/or its affiliates will determine whether to renew or revise them.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 6/30/19 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS R5 SHARES ($)	56	181	316	712
CLASS R6 SHARES ($)	48	151	263	591
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 68% of the average value of its portfolio.
What are the Fund’s main investment strategies?
The Fund is designed to protect the total return generated by its core fixed income holdings from inflation risk. As used in the Fund’s goal, “total return” includes income and capital appreciation. The Fund seeks to hedge this risk by using swaps that are based on the Non-Seasonally Adjusted Consumer Price Index for all Urban Consumers (CPI-U) in combination with its core portfolio of fixed income securities. This strategy is intended to create the equivalent of a portfolio of inflation-protected fixed income securities. Secondarily, the Fund may purchase other investments including actual inflation-protected securities such as Treasury Inflation Protected Securities (TIPS).
“Inflation Managed” in the Fund’s name does not refer to a type of security in which the Fund invests, but rather describes the Fund’s overall strategy of creating a portfolio of inflation-protected securities. Under normal circumstances, the Fund will invest at least 80% of its “Assets” in bonds. “Assets” means net assets, plus the amount of borrowings for investment purposes.
As part of its main investment strategy, the Fund may principally invest in corporate bonds, U.S. government and agency debt securities, asset-backed securities, and mortgage-related and mortgage-backed securities. Mortgage-related and mortgage-backed securities may be structured as collateralized mortgage obligations (agency and non-agency), stripped mortgage-backed securities (interest-only or principal-only), commercial mortgage-backed securities, and mortgage pass-through securities. Additional information about these types of investments may be found in “Investment Practices” in the Fund’s prospectus. Securities purchased by the Fund will be rated investment grade (or the unrated equivalent) at the time of purchase. In addition, all securities will be U.S. dollar-denominated although they may be issued by a foreign corporation, government or its agencies and instrumentalities. The Fund may invest a significant portion or all of its assets in mortgage-related and mortgage-backed securities at the
42  |   J.P. Morgan Income Funds

adviser’s discretion. The Fund expects to invest no more than 10% of its assets in “sub-prime” mortgage-related securities at the time of purchase.
The adviser buys and sells securities and investments for the Fund based on its view of individual securities and market sectors. Taking a long-term approach, the adviser looks for individual fixed income investments that it believes will perform well over market cycles. The adviser is value oriented and makes decisions to purchase and sell individual securities and instruments after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, duration, liquidity, legal provisions and the structure of the transaction.
The Fund’s Main Investment Risks
The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular instruments or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.
The Fund is subject to the main risks noted below, any of which may adversely affect the Fund’s performance and ability to meet its investment objective.
General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, terrorism, regulatory events and government controls.
Interest Rate Risk. The Fund’s investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may invest in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Given that the Federal Reserve has begun to raise interest rates, the Fund may face a heightened level of interest rate risk.
Credit Risk. The Fund’s investments are subject to the risk that issuers and/or counterparties will fail to make payments when due or default completely. Prices of the Fund’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Fund’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
Strategy Risk. The Fund’s investment strategies may not work to generate inflation-protected return. There is no guarantee that the use of derivatives and debt securities will mimic a portfolio of inflation-protected bonds.
Derivatives Risk. The Fund may have significant exposure to derivatives. Derivatives, including swaps, may be riskier than other types of investments and may increase the volatility of the Fund. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s original investment. Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk. Derivatives expose the Fund to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligations (and includes credit risk associated with the counterparty). Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the security being hedged. In addition, given their complexity, derivatives expose the Fund to risks of mispricing or improper valuation. Certain of the Fund’s transactions in derivatives could also affect the amount, timing and character of distributions to shareholders which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns.
Inflation-Protected Securities Risk. Inflation-linked debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of an inflation-linked security tends to decline when real interest rates increase. Unlike conventional bonds, the principal and interest payments of inflation-protected securities such as TIPS are adjusted periodically to a specified rate of inflation (e.g., CPI-U). There can be no assurance that the inflation index used will accurately measure the
July 1, 2018  |  43

JPMorgan Inflation Managed Bond Fund (continued)
actual rate of inflation. These securities may lose value in the event that the actual rate of inflation is different than the rate of the inflation index.
Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), or the Federal Home Loan Mortgage Corporation (Freddie Mac)). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government-related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government-related organizations may not have the funds to meet their payment obligations in the future.
Asset-Backed, Mortgage-Related and Mortgage-Backed Securities Risk. The Fund may invest in asset-backed, mortgage-related and mortgage-backed securities including so-called “sub-prime” mortgages that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In periods of rising interest rates, the Fund may be subject to extension risk, and may receive principal later than expected. As a result, in periods of rising interest rates, the Fund may exhibit additional volatility. During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, such securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.
Collateralized mortgage obligations (CMOs) and stripped mortgage-backed securities, including those structured as interest-only (IOs) and principal-only (POs), are more volatile and may be more sensitive to the rate of payments than other mortgage-related securities. The risk of default, as described under “Credit Risk”, for “sub-prime” mortgages is generally higher than other types of mortgage-backed securities. The structure of some of these securities may be complex and there may be less available information than other types of debt securities.
Prepayment Risk. The issuer of certain securities may repay principal in advance, especially when yields fall. Changes in the rate at which prepayments occur can affect the return on investment of these securities. When debt obligations are prepaid or when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher coupons, resulting in an unexpected capital loss.
Industry and Sector Focus Risk. At times, the Fund may increase the relative emphasis of its investments in a particular industry or sector. The prices of securities of issuers in a particular industry or sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the Fund increases the relative emphasis of its investments in a particular industry or sector, its shares’ values may fluctuate in response to events affecting that industry or sector.
Transactions Risk. The Fund could experience a loss and its liquidity may be negatively impacted when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices. Similarly, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.
Foreign Issuer Risks. U.S. dollar-denominated securities of foreign issuers or U.S. affiliates of foreign issuers may be subject to additional risks not faced by domestic issuers. These risks include political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, and regulatory issues facing issuers in such foreign countries. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.
Geographic Focus Risk. The Fund may focus its investments in one or more regions or small groups of countries. As a result, the Fund’s performance may be subject to greater volatility than a more geographically diversified fund.

44   |  J.P. Morgan Income Funds

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.
You could lose money investing in the Fund.
The Fund’s Past Performance
This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class R6 Shares has varied from year to year for the past seven calendar years. The table shows the average annual total returns for the past one year, five years and life of the Fund. The table compares that performance to the Bloomberg Barclays 1-10 Year U.S. TIPS Index, the Bloomberg Barclays U.S. Intermediate Aggregate Index, the Inflation Managed Bond Composite Benchmark (a composite benchmark determined by adding the Bloomberg Barclays Intermediate Government/ Credit Index and 80% of the Bloomberg Barclays Inflation Swap 5 Year Zero Coupon Index) and the Lipper Inflation-Protected Bond Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other indexes, the Lipper index includes the fees and expenses of the mutual funds included in the index. The performance of the Class R6 Shares is based on the performance of the Class R5 Shares prior to the inception of Class R6 Shares. The actual return of Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class R5 Shares. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
YEAR-BY-YEAR RETURNS - CLASS R6 SHARES
Best Quarter	1st quarter, 2012	2.60%
Worst Quarter	2nd quarter, 2013	-3.46%
The Fund’s year-to-date total return through 3/31/18 was -0.48%.
AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2017)
	Past 1 Year	Past 5 Years	Life of Fund (since 11/30/2010)
CLASS R6 SHARES
Return Before Taxes	2.13%	0.67%	2.37%
Return After Taxes on Distributions	1.16	-0.06	1.57
Return After Taxes on Distributions and Sale of Fund Shares	1.20	0.18	1.5
CLASS R5 SHARES
Return Before Taxes	2.05	0.60	2.31
Bloomberg Barclays 1-10 Year U.S. TIPS Index
(Reflects No Deduction for Fees, Expenses, or Taxes)	1.90	0.09	2.37
Bloomberg Barclays U.S. Intermediate Aggregate Index
(Reflects No Deduction for Fees, Expenses, or Taxes)	2.27	1.70	2.86
Inflation Managed Bond Composite Benchmark
(Reflects No Deduction for Fees, Expenses, or Taxes)	1.77	0.50	2.06
Lipper Inflation-Protected Bond Funds Index
(Reflects No Deduction for Taxes)	2.49	-0.25	2.87
After-tax returns are shown for only the Class R6 Shares and after-tax returns for the other class will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Management
J.P. Morgan Investment Management Inc.
Portfolio Manager	Managed Fund Since	Primary Title with Investment Adviser
Scott E. Grimshaw	2010	Executive Director
Deepa Majmudar	2010	Managing Director
Steven Lear	2013	Managing Director
David Rooney	2015	Executive Director
July 1, 2018  |  45

JPMorgan Inflation Managed Bond Fund (continued)
Purchase and Sale of Fund Shares
Purchase minimums
There are no minimum or maximum purchase requirements with respect to Class R5 Shares.
For Class R6 Shares
To establish an account	$15,000,000 for Direct Investors
$5,000,000 for Discretionary Accounts
To add to an account	No minimum levels
There is no investment minimum for other Class R6 eligible investors.
In general, you may purchase or redeem shares on any business day:
•	Through your Financial Intermediary or the eligible retirement plan or college savings plan through which you invest in the Fund
•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528
•	After you open an account by calling J.P. Morgan Funds Services at 1-800-480-4111
Tax Information
The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in a 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

46  |   J.P. Morgan Income Funds

JPMorgan Limited Duration Bond Fund
Class/Ticker: R6/JUSUX
What is the goal of the Fund?
The Fund seeks a high level of current income consistent with low volatility of principal.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
“Acquired Fund Fees and Expenses” are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, including affiliated money market funds, other mutual funds, exchange-traded funds and business development companies. The impact of Acquired Fund Fees and Expenses is included in the total returns of the Fund. Acquired Fund Fees and Expenses are not direct costs of the Fund, are not used to calculate the Fund’s net asset value per share and are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Fund’s prospectus.
ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Class R6
Management Fees	0.25%
Distribution (Rule 12b-1) Fees	NONE
Other Expenses	0.12
Service Fees	NONE
Remainder of Other Expenses	0.12
Acquired Fund Fees and Expenses	0.02
Total Annual Fund Operating Expenses	0.39
Fee Waivers and/or Expense Reimbursements[1]	(0.14)
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[1]	0.25
1	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 0.25% of the average daily net assets of the Class R6 Shares. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 6/30/19, at which time the adviser and/or its affiliates will determine whether to renew or revise them.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 6/30/19 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS R6 SHARES ($)	26	111	205	479
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 22% of the average value of its portfolio.
What are the Fund’s main investment strategies?
The Fund mainly invests in mortgage-backed securities, asset-backed securities, mortgage-related securities, adjustable rate mortgages, money market instruments, and structured investments. These investments may be structured as collateralized mortgage obligations (agency and non-agency), stripped mortgage-backed securities, commercial mortgage-backed securities, and mortgage pass-through securities. These securities may be structured such that payments consist of interest-only (IO), principal-only (PO) or principal and interest. Under normal circumstances, the Fund will invest at least 80% of its Assets in bonds. For purposes of this policy, “Assets” means net assets plus the amount of borrowings for investment purposes.
The Fund seeks to maintain a duration of three years or less, although, under certain market conditions such as in periods of significant volatility in interest rates and spreads, the Fund’s duration may be longer than three years. Duration is a measure of the price sensitivity of a debt security or a portfolio of debt securities to relative changes in interest rates. For instance, a duration of “three” means that a security’s or portfolio’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in yield curve).
July 1, 2018  |  47

JPMorgan Limited Duration Bond Fund (continued)
The Fund invests in fixed and floating rate debt securities representing an interest in or secured by residential mortgage loans. These securities often are issued or guaranteed by the U.S. government, its agencies or instrumentalities such as the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae) or the Federal Home Loan Mortgage Corporation (Freddie Mac). However, the Fund may also purchase mortgage-backed securities and asset-backed securities that are issued by non-governmental entities. Such securities may or may not have private insurer guarantees of timely payments.
Securities purchased by the Fund will be rated investment grade (or the unrated equivalent) at the time of purchase. In addition, all securities will be U.S. dollar-denominated although they may be issued by a foreign corporation, or a U.S. affiliate of a foreign corporation or a foreign government or its agencies and instrumentalities. The Fund may invest a significant portion or all of its assets in mortgage-related and mortgage-backed securities at the adviser’s discretion. The Fund may invest up to 25% of its assets in “sub-prime” mortgage-related securities at the time of purchase.
The Fund has flexibility to invest in derivatives and may use such instruments to manage duration, sector and yield curve exposure, credit and spread volatility and to respond to volatile market conditions. Derivatives, which are instruments which have a value based on another instrument, exchange rate or index, may also be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, and swaps in connection with its principal strategies in order to hedge various investments, for risk management purposes and/or to increase income or gain to the Fund.
The adviser buys and sells securities and investments for the Fund based on its view of individual securities and market sectors. Taking a long-term approach, the adviser looks for individual fixed income investments that it believes will perform well over market cycles. The adviser is value oriented and makes decisions to purchase and sell individual securities and instruments after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, duration, liquidity, legal provisions and the structure of the transaction.
The Fund’s Main Investment Risks
The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular instruments or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.
The Fund is subject to the main risks noted below, any of which may adversely affect the Fund’s performance and ability to meet its investment objective.
General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, terrorism, regulatory events and government controls.
Interest Rate Risk. The Fund’s investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may invest in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Given that the Federal Reserve has begun to raise interest rates, the Fund may face a heightened level of interest rate risk.
Credit Risk. The Fund’s investments are subject to the risk that issuers and/or counterparties will fail to make payments when due or default completely. Prices of the Fund’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Fund’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by Ginnie Mae, Fannie Mae, or Freddie Mac). U.S. government securities are

48  |   J.P. Morgan Income Funds

subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government-related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government-related organizations may not have the funds to meet their payment obligations in the future.
Asset-Backed, Mortgage-Related and Mortgage-Backed Securities Risk. The Fund may invest in asset-backed, mortgage-related and mortgage-backed securities including so-called “sub-prime” mortgages that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In periods of rising interest rates, the Fund may be subject to extension risk, and may receive principal later than expected. As a result, in periods of rising interest rates, the Fund may exhibit additional volatility. During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, such securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.
Collateralized mortgage obligations (CMOs) and stripped mortgage-backed securities, including those structured as IOs and POs, are more volatile and may be more sensitive to the rate of prepayments than other mortgage-related securities. The risk of default, as described under “Credit Risk”, for “sub-prime” mortgages is generally higher than other types of mortgage-backed securities. The structure of some of these securities may be complex and there may be less available information than other types of debt securities.
Prepayment Risk. The issuer of certain securities may repay principal in advance, especially when yields fall. Changes in the rate at which prepayments occur can affect the return on investment of these securities. When debt obligations are prepaid or when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher coupons, resulting in an unexpected capital loss.
Foreign Issuer Risks. U.S. dollar-denominated securities of foreign issuers or U.S. affiliates of foreign issuers may be subject to additional risks not faced by domestic issuers. These risks include political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, and regulatory issues facing issuers in such foreign countries. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.
Geographic Focus Risk. The Fund may focus its investments in one or more regions or small groups of countries. As a result, the Fund’s performance may be subject to greater volatility than a more geographically diversified fund.
Derivatives Risk. Derivatives, including futures contracts, options and swaps, may be riskier than other types of investments and may increase the volatility of the Fund. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s original investment. Derivatives expose the Fund to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligations (and includes credit risk associated with the counterparty). Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the security being hedged. In addition, given their complexity, derivatives expose the Fund to risks of mispricing or improper valuation. Certain of the Fund’s transactions in derivatives could also affect the amount, timing and character of distributions to shareholders which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns.
Industry and Sector Focus Risk. At times, the Fund may increase the relative emphasis of its investments in a particular industry or sector. The prices of securities of issuers in a particular industry or sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the Fund increases the relative emphasis of its investments in a particular industry or sector, its shares’ values may fluctuate in response to events affecting that industry or sector.
Transactions Risk. The Fund could experience a loss and its liquidity may be negatively impacted when selling securities to meet redemption requests by shareholders. The risk of loss
July 1, 2018  |  49

JPMorgan Limited Duration Bond Fund (continued)
increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices. Similarly, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.
You could lose money investing in the Fund.
The Fund’s Past Performance
This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class R6 Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns for the past one year, five years, and ten years. The table compares that performance to the Bloomberg Barclays 1–3 Year U.S. Government/Credit Bond Index and the Lipper Short-Intermediate Investment Grade Debt Funds Index. The Lipper index is based on the total returns of certain mutual funds within the designated category as determined by Lipper. Unlike the other index, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
YEAR-BY-YEAR RETURNS - CLASS R6 SHARES
Best Quarter	3rd quarter, 2009	6.80%
Worst Quarter	4th quarter, 2008	-7.84%
The Fund’s year-to-date total return through 3/31/18 was 0.11%.
AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2017)
	Past 1 Year	Past 5 Years	Past 10 Years
CLASS R6 SHARES
Return Before Taxes	2.16%	1.79%	2.93%
Return After Taxes on Distributions	1.40	1.22	2.09
Return After Taxes on Distributions and Sale of Fund Shares	1.22	1.11	1.92
Bloomberg Barclays 1-3 Year U.S. Government/Credit Bond Index
(Reflects No Deduction for Fees, Expenses, or Taxes)	0.84	0.84	1.85
Lipper Short-Intermediate Investment Grade Debt Funds Index
(Reflects No Deduction for Taxes)	2.25	1.44	3.06
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Management
J.P. Morgan Investment Management Inc.
Portfolio Manager	Managed Fund Since	Primary Title with Investment Adviser
Michael Sais	1995	Managing Director
Robert Manning	2013	Managing Director
Purchase and Sale of Fund Shares
Purchase minimums
For Class R6 Shares
To establish an account	$15,000,000 for Direct Investors
$5,000,000 for Discretionary Accounts
To add to an account	No minimum levels
There is no investment minimum for other eligible investors.
In general, you may purchase or redeem shares on any business day:
•	Through your Financial Intermediary or the eligible retirement plan or college savings plan through which you invest in the Fund
•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528

50  |   J.P. Morgan Income Funds

•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111
Tax Information
The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in a 401(k) plan or other tax-advantaged investment plan in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
July 1, 2018  |  51

JPMorgan Mortgage-Backed Securities Fund
Class/Ticker: R6/JMBUX
What is the goal of the Fund?
The Fund seeks to maximize total return by investing primarily in a diversified portfolio of debt securities backed by pools of residential and/or commercial mortgages.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Class R6
Management Fees	0.35%
Distribution (Rule 12b-1) Fees	NONE
Other Expenses	0.12
Service Fees	NONE
Remainder of Other Expenses	0.12
Total Annual Fund Operating Expenses	0.47
Fee Waivers and/or Expense Reimbursements[1]	(0.22)
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[1]	0.25
1	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 0.25% of the average daily net assets of the Class R6 Shares. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 6/30/19, at which time the adviser and/or its affiliates will determine whether to renew or revise them.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 6/30/19 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS R6 SHARES ($)	26	129	241	570
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.
What are the Fund’s main investment strategies?
The Fund invests mainly in investment grade mortgage-backed securities or unrated mortgage-backed securities which the adviser determines to be of comparable quality. Under normal circumstances, the Fund invests at least 80% of its Assets in mortgage-backed securities. For purposes of this policy, “Assets” means net assets plus the amount of borrowings for investment purposes.
As part of its principal investment strategy, the Fund may invest in securities issued or guaranteed by U.S. government agencies or instrumentalities such as the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae) or the Federal Home Loan Mortgage Corporation (Freddie Mac) or non-governmental securities, commercial mortgage securities, collateralized mortgage obligations (agency and non-agency), stripped mortgage-backed securities, mortgage pass-through securities and other securities representing an interest in or secured by mortgages including asset-backed securities backed by home equity loans. These securities may be structured such that payments consist of interest-only (IO), principal-only (PO) or principal and interest. The Fund may invest a significant portion or all of its assets in mortgage-backed securities in the adviser’s discretion. The Fund expects to invest no more than 10% of its assets in “sub-prime” mortgage-related securities at the time of purchase. All securities will be U.S. dollar-denominated although they may be issued by a foreign corporation or a U.S. affiliate of a foreign corporation or a foreign government or its agencies and instrumentalities. As a matter of fundamental policy, at least 65% of the Fund’s total assets will consist of bonds.
The Fund’s average weighted maturity will normally range between two and ten years. The Fund may have a longer or shorter average weighted maturity under certain market conditions and the Fund may shorten or lengthen its average weighted maturity if deemed appropriate for temporary
52  |   J.P. Morgan Income Funds

defensive purposes. Because of the Fund’s holdings in asset-backed, mortgage-backed and similar securities, the Fund’s average weighted maturity is equivalent to the average weighted maturity of the cash flows in the securities held by the Fund given certain prepayment assumptions (also known as weighted average life).
The adviser buys and sells securities and investments for the Fund based on its view of individual securities and market sectors. Taking a long-term approach, the adviser looks for individual fixed income investments that it believes will perform well over market cycles. The adviser is value oriented and makes decisions to purchase and sell individual securities and instruments after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, duration, liquidity, legal provisions and the structure of the transaction.
The Fund’s Main Investment Risks
The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular instruments or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.
The Fund is subject to the main risks noted below, any of which may adversely affect the Fund’s performance and ability to meet its investment objective.
General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, terrorism, regulatory events and government controls.
Asset-Backed, Mortgage-Related and Mortgage-Backed Securities Risk. The Fund may invest in asset-backed, mortgage-related and mortgage-backed securities including so-called “sub-prime” mortgages that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In periods of rising interest rates, the Fund may be subject to extension risk, and may receive principal later than expected. As a result, in periods of rising interest rates, the Fund may exhibit additional volatility. During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, such securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.
Collateralized mortgage obligations (CMOs) and stripped mortgage-backed securities, including those structured as interest-only (IOs) and principal-only (POs), are more volatile and may be more sensitive to the rate of prepayments than other mortgage-related securities. The risk of default, as described under “Credit Risk”, for “sub-prime” mortgages is generally higher than other types of mortgage-backed securities. The structure of some of these securities may be complex and there may be less available information than other types of debt securities.
The Fund will be exposed to additional risk to the extent that it uses inverse floaters and inverse IOs, which are debt securities with interest rates that reset in the opposite direction from the market rate to which the security is indexed. These securities are more volatile and more sensitive to interest rate changes than other types of debt securities. If interest rates move in a manner not anticipated by the adviser, the Fund could lose all or substantially all of its investment in inverse IOs.
Prepayment Risk. The issuer of certain securities may repay principal in advance, especially when yields fall. Changes in the rate at which prepayments occur can affect the return on investment of these securities. When debt obligations are prepaid or when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher coupons, resulting in an unexpected capital loss.
Interest Rate Risk. The Fund’s investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may invest in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Given that the Federal Reserve has begun to raise interest rates, the Fund may face a heightened level of interest rate risk.
Credit Risk. The Fund’s investments are subject to the risk that issuers and/or counterparties will fail to make payments when due or default completely. Prices of the Fund’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration
July 1, 2018  |  53

JPMorgan Mortgage-Backed Securities Fund (continued)
in their credit quality. Credit spreads may increase, which may reduce the market values of the Fund’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by Ginnie Mae, Fannie Mae, or Freddie Mac). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government-related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government-related organizations may not have the funds to meet their payment obligations in the future.
Foreign Issuer Risks. U.S. dollar-denominated securities of foreign issuers or U.S. affiliates of foreign issuers may be subject to additional risks not faced by domestic issuers. These risks include political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, and regulatory issues facing issuers in such foreign countries. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.
Geographic Focus Risk. The Fund may focus its investments in one or more regions or small groups of countries. As a result, the Fund’s performance may be subject to greater volatility than a more geographically diversified fund.
Industry and Sector Focus Risk. At times, the Fund may increase the relative emphasis of its investments in a particular industry or sector. The prices of securities of issuers in a particular industry or sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the Fund increases the relative emphasis of its investments in a particular industry or sector, its shares’ values may fluctuate in response to events affecting that industry or sector.
Transactions Risk. The Fund could experience a loss and its liquidity may be negatively impacted when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices. Similarly, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.
You could lose money investing in the Fund.
The Fund’s Past Performance
This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class R6 Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns for the past one year, five years, and ten years. The table compares that performance to the Bloomberg Barclays U.S. MBS Index and the Lipper U.S. Mortgage Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
YEAR-BY-YEAR RETURNS - CLASS R6 SHARES
Best Quarter	3rd quarter, 2009	4.66%
Worst Quarter	4th quarter, 2016	-1.65%

54  |   J.P. Morgan Income Funds

The Fund’s year-to-date total return through 3/31/18 was -0.46%.
AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2017)
	Past 1 Year	Past 5 Years	Past 10 Years
CLASS R6 SHARES
Return Before Taxes	3.36%	2.43%	4.97%
Return After Taxes on Distributions	1.89	1.02	3.27
Return After Taxes on Distributions and Sale of Fund Shares	1.90	1.21	3.17
Bloomberg Barclays U.S. MBS Index
(Reflects No Deduction for Fees, Expenses, or Taxes)	2.47	2.04	3.84
Lipper U.S. Mortgage Funds Index
(Reflects No Deduction for Taxes)	3.00	2.19	3.86
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Management
J.P. Morgan Investment Management Inc.
Portfolio Manager	Managed Fund Since	Primary Title with Investment Adviser
Richard Figuly	2015	Managing Director
Michael Sais	2005	Managing Director
Purchase and Sale of Fund Shares
Purchase minimums
For Class R6 Shares
To establish an account	$15,000,000 for Direct Investors
$5,000,000 for Discretionary Accounts
To add to an account	No minimum levels
There is no investment minimum for other eligible investors.
In general, you may purchase or redeem shares on any business day:
•	Through your Financial Intermediary or the eligible retirement plan or college savings plan through which you invest in the Fund
•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528
•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111
Tax Information
The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in a 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
July 1, 2018  |  55

JPMorgan Short Duration Bond Fund
Class/Ticker: R6/JSDUX
What is the goal of the Fund?
The Fund seeks current income consistent with preservation of capital through investment in high- and medium-grade fixed income securities.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Class R6
Management Fees	0.25%
Distribution (Rule 12b-1) Fees	NONE
Other Expenses	0.10
Service Fees	NONE
Remainder of Other Expenses	0.10
Total Annual Fund Operating Expenses	0.35
Fee Waivers and/or Expense Reimbursements[1]	(0.05)
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[1]	0.30
1	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 0.30% of the average daily net assets of the Class R6 Shares. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 6/30/19, at which time the adviser and/or its affiliates will determine whether to renew or revise them.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 6/30/19 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS R6 SHARES ($)	31	107	191	438
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 44% of the average value of its portfolio.
What are the Fund’s main investment strategies?
As part of its main investment strategy, the Fund may principally invest in U.S. treasury obligations, U.S. government agency securities, corporate bonds, asset-backed securities, mortgage-backed securities, mortgage-related securities, and structured instruments. These investments may be structured as collateralized mortgage obligations (agency and non-agency), commercial mortgage-backed securities and mortgage pass-through securities. U.S. government agency securities may be issued or guaranteed by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae) or the Federal Home Loan Mortgage Corporation (Freddie Mac).
Under normal circumstances, the Fund invests at least 80% of its Assets in bonds. For purposes of this policy, “Assets” means net assets plus the amount of borrowings for investment purposes. The Fund seeks to maintain a duration of three years or less, although under certain market conditions such as in periods of significant volatility in interest rates and spreads, the Fund’s duration may be longer than three years. Duration is a measure of price sensitivity of a debt security or a portfolio of debt securities to relative changes in interest rates. For instance, a duration of “three” means that a security’s or portfolio’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in yield curve). Consistent with the Fund’s short duration strategy, the Fund’s effective average weighted maturity ordinarily will be three years or less taking into account expected amortization and prepayment of principal on certain investments. The Fund may have a longer or shorter average weighted maturity under certain market conditions and the Fund may shorten or lengthen its average weighted maturity if deemed appropriate for temporary defensive purposes. Because of the Fund’s holdings in asset-backed, mortgage-backed and similar securities, the Fund’s average weighted maturity is equivalent to the average weighted
56  |   J.P. Morgan Income Funds

maturity of the cash flows in the securities held by the Fund given certain prepayment assumptions (also known as weighted average life).
Securities purchased by the Fund will be rated investment grade (or the unrated equivalent) at the time of purchase. In addition, all securities will be U.S. dollar-denominated although they may be issued by a foreign corporation or a U.S. affiliate of a foreign corporation or a foreign government or its agencies and instrumentalities. The Fund may invest a significant portion or all of its assets in mortgage-related and mortgage-backed securities at the adviser’s discretion. The Fund expects to invest less than 5% of its assets in “sub-prime” mortgage-related securities at the time of purchase.
The adviser buys and sells securities and investments for the Fund based on its view of individual securities and market sectors. The adviser looks for individual fixed income investments that it believes will perform well over market cycles. The adviser is value oriented and makes decisions to purchase and sell individual securities and instruments after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, duration, liquidity, legal provisions and the structure of the transaction.
The Fund’s Main Investment Risks
The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular instruments or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.
The Fund is subject to the main risks noted below, any of which may adversely affect the Fund’s performance and ability to meet its investment objective.
General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, terrorism, regulatory events and government controls.
Interest Rate Risk. The Fund’s investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may invest in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Given that the Federal Reserve has begun to raise interest rates, the Fund may face a heightened level of interest rate risk.
Credit Risk. The Fund’s investments are subject to the risk that issuers and/or counterparties will fail to make payments when due or default completely. Prices of the Fund’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Fund’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by Ginnie Mae, Fannie Mae and Freddie Mac. U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government-related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government-related organizations may not have the funds to meet their payment obligations in the future.
Asset-Backed, Mortgage-Related and Mortgage-Backed Securities Risk. The Fund may invest in asset-backed, mortgage-related and mortgage-backed securities including so-called “sub-prime” mortgages that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital
July 1, 2018  |  57

JPMorgan Short Duration Bond Fund (continued)
loss and/or a decrease in the amount of dividends and yield. In periods of rising interest rates, the Fund may be subject to extension risk, and may receive principal later than expected. As a result, in periods of rising interest rates, the Fund may exhibit additional volatility. During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, such securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.
Collateralized mortgage obligations (CMOs) are more volatile and may be more sensitive to the rate of prepayments than other mortgage-related securities. The risk of default, as described under “Credit Risk”, for “sub-prime” mortgages is generally higher than other types of mortgage-backed securities. The structure of some of these securities may be complex and there may be less available information than other types of debt securities.
Prepayment Risk. The issuer of certain securities may repay principal in advance, especially when yields fall. Changes in the rate at which prepayments occur can affect the return on investment of these securities. When debt obligations are prepaid or when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher coupons, resulting in an unexpected capital loss.
Foreign Issuer Risks. U.S. dollar-denominated securities of foreign issuers or U.S. affiliates of foreign issuers may be subject to additional risks not faced by domestic issuers. These risks include political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, and regulatory issues facing issuers in such foreign countries. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.
Geographic Focus Risk. The Fund may focus its investments in one or more regions or small groups of countries. As a result, the Fund’s performance may be subject to greater volatility than a more geographically diversified fund.
Industry and Sector Focus Risk. At times, the Fund may increase the relative emphasis of its investments in a particular industry or sector. The prices of securities of issuers in a particular industry or sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the Fund increases the relative emphasis of its investments in a particular industry or sector, its shares’ values may fluctuate in response to events affecting that industry or sector.
Transactions Risk. The Fund could experience a loss and its liquidity may be negatively impacted when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices. Similarly, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.
You could lose money investing in the Fund.
The Fund’s Past Performance
This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class R6 Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns for the past one year, five years, and ten years. The table compares that performance to the Bloomberg Barclays 1–3 Year U.S. Government/Credit Bond Index and the Lipper Short U.S. Government Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

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YEAR-BY-YEAR RETURNS - CLASS R6 SHARES
Best Quarter	4th quarter, 2008	2.35%
Worst Quarter	2nd quarter, 2013	-0.45%
The Fund’s year-to-date total return through 3/31/18 was -0.32%.
AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2017)
	Past 1 Year	Past 5 Years	Past 10 Years
CLASS R6 SHARES
Return Before Taxes	1.12%	0.87%	2.05%
Return After Taxes on Distributions	0.47	0.33	1.32
Return After Taxes on Distributions and Sale of Fund Shares	0.63	0.42	1.30
Bloomberg Barclays 1-3 Year U.S. Government/Credit Bond Index
(Reflects No Deduction for Fees, Expenses, or Taxes)	0.84	0.84	1.85
Lipper Short U.S. Government Funds Index
(Reflects No Deduction for Taxes)	0.69	0.51	1.48
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Management
J.P. Morgan Investment Management Inc.
Portfolio Manager	Managed Fund Since	Primary Title with Investment Adviser
Gregg Hrivnak	2006	Managing Director
Richard Figuly	2006	Managing Director
Susan Parekh	2016	Executive Director
Purchase and Sale of Fund Shares
Purchase minimums
For Class R6 Shares
To establish an account	$15,000,000 for Direct Investors
$5,000,000 for Discretionary Accounts
To add to an account	No minimum levels
There is no investment minimum for other eligible investors.
In general, you may purchase or redeem shares on any business day:
•	Through your Financial Intermediary or the eligible retirement plan or college savings plan through which you invest in the Fund
•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528
•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111
Tax Information
The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in a 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
July 1, 2018  |  59

JPMorgan Short Duration Core Plus Fund
(formerly JPMorgan Short Duration High Yield Fund)
Class/Ticker: R6/JSDRX
What is the goal of the Fund?
The Fund seeks total return, consistent with preservation of capital.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
“Acquired Fund Fees and Expenses” are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, including affiliated money market funds, other mutual funds, exchange-traded funds and business development companies. The impact of Acquired Fund Fees and Expenses is included in the total returns of the Fund. Acquired Fund Fees and Expenses are not direct costs of the Fund, are not used to calculate the Fund’s net asset value per share and are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Fund’s prospectus.
ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Class R6
Management Fees[1]	0.25%
Distribution (Rule 12b-1) Fees	NONE
Other Expenses	0.31
Service Fees	NONE
Remainder of Other Expenses	0.31
Acquired Fund Fees and Expenses	0.01
Total Annual Fund Operating Expenses[1]	0.57
Fee Waivers and/or Expense Reimbursements[2]	(0.24)
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[2]	0.33
1	As of 9/29/17, the Fund's advisory fee was reduced, therefore, the Management Fees and Total Annual Fund Operating Expenses have been restated to reflect the current fee.
2	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 0.33% of the average daily net assets of the Class R6 Shares. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 6/30/19, at which time the adviser and/or its affiliates will determine whether to renew or revise them.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 6/30/19 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS R6 SHARES ($)	34	158	294	691
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 226% of the average value of its portfolio.
What are the Fund’s main investment strategies?
Consistent with the Fund’s dual objective of seeking total return and preservation of capital, the Fund uses a multi-sector strategy in order to create a diversified portfolio that generates total return while managing risk. The Fund principally invests in traditional fixed income sectors (for example, investment grade corporate bonds), while also having the flexibility to allocate its assets to extended sectors such as below investment grade securities (also known as high yield or junk bonds) and foreign and emerging markets debt. The Fund may invest in corporate bonds, U.S. treasury obligations and other U.S. government and agency securities, asset-backed, mortgage-related and mortgage-backed securities, mortgage TBAs, private placements, restricted securities and other unregistered securities, and variable and floating rate instruments. Under normal conditions, at least 65% of the Fund’s net assets must be invested in securities that, at the time of purchase, are rated investment grade by a nationally recognized statistical rating organization (NRSRO) or in securities that are unrated but are deemed by the adviser to be of comparable quality. The Fund will not invest more than 35% of its net assets in below investment grade securities (or the unrated equivalent) under normal conditions. Up to 35% of the Fund’s net assets may be invested in foreign securities including sovereign and agency debt.
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The Fund seeks to maintain a duration of three years or less, although under certain market conditions such as in periods of significant volatility in interest rates and spreads, the Fund’s duration may be longer than three years. Duration is a measure of price sensitivity of a debt security or a portfolio of debt securities to relative changes in interest rates. For instance, a duration of “three years” means that a security’s or portfolio’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in yield curve).
The Fund may invest across the full range of market sectors. As of the date of this prospectus, ranges for certain broad market sectors are as follows. The Fund may change these ranges if the Fund’s adviser, J.P. Morgan Investment Inc. determines in its discretion that the market environment has significantly changed.
Market Sector	Min	Max
U.S. Treasury & Agency	10%	50%
U.S. Agency Residential Mortgage-Backed Securities	10%	30%
Asset-Backed Securities	0%	20%
Commercial Mortgage-Backed Securities	0%	20%
Investment Grade Corporate Debt Securities	20%	50%
High Yield Corporate Debt	0%	20%
Emerging Markets Debt	0%	15%
The adviser will invest across the credit spectrum to provide the Fund exposure to various credit rating categories. Under normal conditions, at least 65% of the Fund’s net assets must be invested in securities that, at the time of purchase, are rated investment grade by a NRSRO or in securities that are unrated but are deemed by the adviser to be of comparable quality. The balance of the Fund’s assets are not required to meet any minimum quality rating although the Fund will not, under normal conditions, invest more than 35% of its net assets in below investment grade securities (or the unrated equivalent). Such securities may include so called “distressed debt”. Distressed debt includes securities of issuers experiencing financial or operating difficulties, securities where the issuer has defaulted in the payment of interest or principal or in the performance of its covenants or agreements, securities of issuers that may be involved in bankruptcy proceedings, reorganizations or financial restructurings or securities of issuers operating in troubled industries.
Up to 35% of the Fund’s net assets may be invested in foreign securities. Foreign securities include securities issued by foreign governments and their agencies and instrumentalities and companies that are incorporated outside the United States, including securities from issuers in countries whose economies are less developed (emerging markets). Such investments may include below investment grade securities or the unrated equivalent subject to the limitations on below investment grade securities described above. The Fund’s investments may include securities denominated in foreign currencies. Currently, the
Fund anticipates at least 85% of the Fund’s net assets will be denominated in U.S. dollars or hedged back to U.S. dollars. However, from time to time, the Fund may have greater exposure to non-U.S. dollar investments to take advantage of market conditions.
The Fund may invest a significant portion of its assets in mortgage-related and mortgage-backed securities at the adviser’s discretion. Mortgage-related and mortgage-backed securities may be structured as collateralized mortgage obligations (agency and non-agency), stripped mortgage-backed securities (interest-only or principal-only), commercial mortgage-backed securities, and mortgage pass-through securities. The Fund expects to invest no more than 25% of its assets in “sub-prime” mortgage-related securities at the time of purchase. The Fund may also enter into “dollar rolls” in which the Fund sells mortgage-backed securities and at the same time contracts to buy back very similar securities on a future date.
In addition to direct investments in securities, derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps and forward contracts as tools in the management of portfolio assets. The Fund may use derivatives to hedge various investments, for risk management and/or to increase income or gain to the Fund. In addition to the mortgage dollar rolls as described above, the Fund may utilize other relative value strategies involving credit derivatives on a single security or instrument or on indices of securities or instruments, combinations of derivatives, and combinations of derivatives and fixed income securities. The Fund may also utilize foreign currency derivatives such as currency forwards to hedge its non-dollar investments back to the U.S. dollar or use such derivatives to gain or adjust exposure to particular foreign securities, markets or currencies.
The adviser uses both a top down and bottom up research process as well as a combination of fundamental and quantitative inputs to allocate the Fund’s assets among a range of sectors. In buying and selling investments for the Fund, the adviser looks for market sectors and individual securities that it believes will perform well over time. The adviser selects individual securities after performing a risk/reward analysis to address the Fund’s dual objective of seeking total return and preservation of capital. Such analysis includes an evaluation of interest rate risk, credit risk, duration, liquidity, currency risk, legal provisions and the structure of the transaction. Generally, the adviser will sell a security when, based on fundamental credit analysis and the considerations described above, the adviser believes the issuer’s credit quality or the investment’s valuation will materially deteriorate or when the adviser believes that there is better relative value available in the market in other investments.
July 1, 2018  |  61

JPMorgan Short Duration Core Plus Fund (continued)
The Fund’s Main Investment Risks
The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular instruments or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.
The Fund is subject to the main risks noted below, any of which may adversely affect the Fund’s performance and ability to meet its investment objective.
General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, terrorism, regulatory events and government controls.
Interest Rate Risk. The Fund’s investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may invest in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Given that the Federal Reserve has begun to raise interest rates, the Fund may face a heightened level of interest rate risk.
Credit Risk. The Fund’s investments are subject to the risk that issuers and/or counterparties will fail to make payments when due or default completely. Prices of the Fund’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Fund’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government-related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government-related organizations may not have the funds to meet their payment obligations in the future.
Asset-Backed, Mortgage-Related and Mortgage-Backed Securities Risk. The Fund may invest in asset-backed, mortgage-related and mortgage-backed securities including so-called “sub-prime” mortgages that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In periods of rising interest rates, the Fund may be subject to extension risk, and may receive principal later than expected. As a result, in periods of rising interest rates, the Fund may exhibit additional volatility. During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, such securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.
Collateralized mortgage obligations (CMOs) and stripped mortgage-backed securities, including those structured as interest-only (IOs) and principal-only (POs), are more volatile and may be more sensitive to the rate of prepayments than other mortgage-related securities. The risk of default, as described under “Credit Risk”, for “sub-prime” mortgages is generally higher than other types of mortgage-backed securities. The structure of some of these securities may be complex and there may be less available information than other types of debt securities.
Prepayment Risk. The issuer of certain securities may repay principal in advance, especially when yields fall. Changes in the rate at which prepayments occur can affect the return on investment of these securities. When debt obligations are

62  |   J.P. Morgan Income Funds

prepaid or when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher coupons, resulting in an unexpected capital loss.
Mortgage Dollar Roll Risk. The Fund may enter into mortgage dollar rolls involving mortgage pass-through securities including mortgage TBAs and other mortgage-backed securities. During the period between the sale and repurchase in a mortgage dollar roll transaction, the Fund will not be entitled to receive interest and principal payments on the securities sold. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the Fund’s right to repurchase or sell securities may be limited. Short sales of mortgage TBAs and mortgage dollar rolls may be subject to leverage risks as described under “Derivatives Risk.” In addition, mortgage dollar rolls may increase interest rate risk and result in an increased portfolio turnover rate which increases costs and may increase taxable gains.
High Yield Securities Risk. The Fund invests in instruments including junk bonds and instruments that are issued by companies that are highly leveraged, less creditworthy or financially distressed. These investments are considered to be speculative and are subject to greater risk of loss, greater sensitivity to economic changes, valuation difficulties and potential illiquidity.
No active trading market may exist for some instruments and certain investments may be subject to restrictions on resale. The inability to dispose of the Fund’s securities and other investments in a timely fashion could result in losses to the Fund. Because some instruments may have a more limited secondary market, liquidity and valuation risk is more pronounced for the Fund. When instruments are prepaid, the Fund may have to reinvest in instruments with a lower yield or fail to recover additional amounts (i.e., premiums) paid for these instruments, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield.
Sovereign Debt Risk. The Fund may invest in securities issued or guaranteed by foreign governmental entities (known as sovereign debt securities). These investments are subject to the risk of payment delays or defaults, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, large debt positions relative to the country’s economy or failure to implement economic reforms. There is no legal or bankruptcy process for collecting sovereign debt.
Foreign Securities and Emerging Markets Risk. Investments in foreign issuers and foreign securities are subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment and less stringent investor protection and disclosure standards of foreign markets. In certain markets where securities and other instruments are not traded “delivery versus payment,” the Fund may not receive timely payment for securities or other instruments it has delivered or receive delivery of securities paid for and may be subject to increased risk that the counterparty will fail to make payments or delivery when due or default completely. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.
These risks are magnified in “emerging markets.” Emerging market countries typically have less-established market economies than developed countries and may face greater social, economic, regulatory and political uncertainties. In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers.
European Market Risk. The Fund’s performance will be affected by political, social and economic conditions in Europe, such as growth of the economic output (the gross national product), the rate of inflation, the rate at which capital is reinvested into European economies, the success of governmental actions to reduce budget deficits, the resource self-sufficiency of European countries and interest and monetary exchange rates between European countries. European financial markets may experience volatility due to concerns about high government debt levels, credit rating downgrades, rising unemployment, the future of the euro as a common currency, possible restructuring of government debt and other government measures responding to those concerns and fiscal and monetary controls imposed on member countries of the European Union. The risk of investing in Europe may be heightened due to steps being taken by the United Kingdom to exit the European Union. In addition, if one or more countries were to exit the European Union or abandon the use of the euro as a currency, the value of investments tied to those countries or the euro could decline significantly and unpredictably.
Derivatives Risk. Derivatives, including futures contracts, options, swaps and foreign currency transactions, may be riskier than other types of investments and may increase the volatility of the Fund. Derivatives may be particularly sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s original investment. Derivatives expose the Fund to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligations (and includes credit risk associated with the counterparty). Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk.
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JPMorgan Short Duration Core Plus Fund (continued)
Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund to risks of mispricing or improper valuation. Certain of the Fund’s transactions in foreign currency derivatives and other derivatives can also affect the amount, timing and character of distributions to shareholders which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns.
Geographic Focus Risk. The Fund may focus its investments in one or more regions or small groups of countries. As a result, the Fund’s performance may be subject to greater volatility than a more geographically diversified fund.
Currency Risk. Changes in foreign currency exchange rates will affect the value of the Fund’s securities and the price of the Fund’s shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment impacted by that currency loses value because that currency is worth less U.S. dollars. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets, may be riskier than other types of investments and may increase the volatility of the Fund. Although the Fund may attempt to hedge its currency exposure into the U.S. dollar, it may not be successful in reducing the effects of currency fluctuations. The Fund may also hedge from one foreign currency to another. In addition, the Fund’s use of currency hedging may not be successful and the use of such strategies may lower the Fund’s potential returns.
Restricted Securities Risk. Restricted securities are securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale. Restricted securities include private placement securities that have not been registered under the applicable securities laws, such as Rule 144A securities, and securities of U.S. and non-U.S. issuers that are issued pursuant to Regulation S. Private placements are generally subject to strict restrictions on resale. Restricted securities may not be listed on an exchange and may have no active trading market. Restricted securities may be illiquid. The Fund may be unable to sell a restricted security on short notice or may be able to sell them only at a price below current value. It may be more difficult to determine a market value for a restricted security. Also, a Fund may get only limited information about the issuer of a restricted security, so it may be less able to predict a loss. In addition, if Fund management receives material non-public information about the issuer, the Fund may as a result be unable to sell the securities. Certain restricted securities may involve a high degree of business and financial risk and may result in substantial losses.
Privately Placed Securities Risk. Privately placed securities generally are less liquid than publicly traded securities and the Fund may not always be able to sell such securities without experiencing delays in finding buyers or reducing the sale price for such securities. The disposition of some of the securities held by the Fund may be restricted under federal securities laws. As a result, the Fund may not be able to dispose of such investments at a time when, or at a price at which, it desires to do so and may have to bear expenses of registering these securities, if necessary. These securities may also be difficult to value.
Industry and Sector Focus Risk. At times, the Fund may increase the relative emphasis of its investments in a particular industry or sector. The prices of securities of issuers in a particular industry or sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the Fund increases the relative emphasis of its investments in a particular industry or sector, its shares’ values may fluctuate in response to events affecting that industry or sector.
Transactions Risk. The Fund could experience a loss and its liquidity may be negatively impacted when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices. Similarly, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.
You could lose money investing in the Fund.
The Fund’s Past Performance
This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class R6 Shares has varied from year to year for the past four calendar years. The table shows average annual total returns for the past one year and life of the Fund. The table compares that performance to the Bloomberg Barclays 1-5 Year Government/Credit Index and the Lipper Short Investment Grade Debt Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other indexes, the Lipper index includes the fees and expenses of the mutual funds

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included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111. Effective September 29, 2017 (the “Effective Date”), the Fund’s investment strategies changed. The Fund’s past performance would have been different if the Fund were managed using the current strategies. On the Effective Date, the Fund’s broad based securities market index changed from the Bloomberg Barclays U.S. Aggregate Index to the Bloomberg Barclays 1-5 Year Government/Credit Index to reflect the change in the Fund’s investment strategies.
YEAR-BY-YEAR RETURNS - CLASS R6 SHARES
Best Quarter	2nd quarter, 2016	3.50%
Worst Quarter	3rd quarter, 2015	-3.22%
The Fund’s year-to-date total return through 3/31/18 was -0.52%.
AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2017)
	Past 1 Year	Life of Fund (since 03/01/2013)
CLASS R6 SHARES
Return Before Taxes	4.21%	3.40%
Return After Taxes on Distributions	2.41	1.44
Return After Taxes on Distributions and Sale of Fund Shares	2.37	1.68
Bloomberg Barclays 1-5 Year Government/Credit Index
(Reflects No Deduction for Fees, Expenses, or Taxes)	1.27	1.09
Lipper Short Investment Grade Debt Funds Index
(Reflects No Deduction for Taxes)	1.77	1.17 [1]
1	The Fund commenced operations on 3/1/13. Performance for the benchmark is for 3/31/13.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Management
J.P. Morgan Investment Management Inc.
Portfolio Manager	Managed the Fund Since	Primary Title of Investment Adviser
Steven Lear	September 2017	Managing Director
Cary Fitzgerald	September 2017	Managing Director
Purchase and Sale of Fund Shares
Purchase minimums
For Class R6 Shares
To establish an account	$15,000,000 for Direct Investors
$5,000,000 for Discretionary Accounts
To add to an account	No minimum levels
There is no investment minimum for other eligible investors.
In general, you may purchase or redeem shares on any business day:
•	Through your Financial Intermediary or the eligible retirement plan or college savings plan through which you invest in the Fund
•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528
•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111
Tax Information
The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or
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JPMorgan Short Duration Core Plus Fund (continued)
financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
66  |  J.P. Morgan Income Funds

JPMorgan Strategic Income Opportunities Fund
Class/Ticker: R5/JSORX; R6/JSOZX
What is the goal of the Fund?
The Fund seeks to provide high total return.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
“Acquired Fund Fees and Expenses” are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, including affiliated money market funds, other mutual funds, exchange-traded funds and business development companies. The impact of Acquired Fund Fees and Expenses is included in the total returns of the Fund. Acquired Fund Fees and Expenses are not direct costs of the Fund, are not used to calculate the Fund’s net asset value per share and are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Fund’s prospectus.
ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class R5	Class R6
Management Fees	0.45%	0.45%
Distribution (Rule 12b-1) Fees	NONE	NONE
Other Expenses	0.22	0.12
Dividend Expense on Short Sales	0.02	0.02
Service Fees	0.10 [1]	NONE
Remainder of Other Expenses	0.10	0.10 [2]
Acquired Fund Fees and Expenses	0.05	0.05
Total Annual Fund Operating Expenses	0.72	0.62
Fee Waivers and/or Expense Reimbursements[3]	(0.08)	(0.08)
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[3]	0.64	0.54
1	Service Fees have been restated to reflect current fees.
2	"Remainder of Other Expenses" are based on estimated amounts for the current fiscal year.
3	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 0.60% and 0.50% of the average daily net assets of Class R5 and Class R6 Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 6/30/19, at which time the adviser and/or its affiliates will determine whether to renew or revise them.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 6/30/19 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS R5 SHARES ($)	65	222	393	887
CLASS R6 SHARES ($)	55	190	338	767
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate (including short sales) was 58% of the average value of its portfolio.
What are the Fund’s main investment strategies?
The Fund has an absolute return orientation which means that it is not managed relative to an index. The Fund attempts to achieve a positive total return in diverse market environments over time. In connection with this strategy, the Fund has flexibility to allocate its assets among a broad range of fixed income securities and derivatives as well as in a single or limited number of strategies/sectors including cash, money market instruments (including money market funds) and shortterm investments. In particular, the Fund may invest all or substantially all of its assets in cash and short-term investments consistent with its absolute return orientation. Total return is a combination of capital appreciation and current income. “Strategic” in the Fund’s name means that the Fund, in addition to seeking current income as an element of total return, will also seek capital appreciation as an element of total return. The Fund may invest in a wide range of debt securities of issuers from the U.S. and other markets, both developed and emerging, as well as derivatives. Investments may be issued or guaranteed by a wide variety of entities including governments and their
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JPMorgan Strategic Income Opportunities Fund (continued)
agencies, corporations, financial institutions and supranational organizations that the Fund believes have the potential to provide a high total return over time. The Fund may also invest in convertible securities, preferred securities, and equity securities that the adviser believes will produce income or generate return.
The Fund may also use futures contracts, options, swaps, and foreign currency transactions for hedging, risk management, or to attempt to increase income and gain to the Fund. Swaps may be structured as credit default swaps (CDSs) on individual securities or a basket or index of securities, interest rate swaps, total return swaps and price lock swaps.
Although the Fund may invest up to 100% of its total assets in securities that are rated below investment grade (junk bonds) or the unrated equivalent, the Fund will generally invest at least 25% of the Fund’s total assets in securities that, at the time of purchase, are rated investment grade or better or the unrated equivalent.
The adviser uses the following six strategy/sector allocations in managing the Fund.
•	Cash — includes cash, money market instruments, and other short-term investments of high quality.
•	Rates management — includes traditional fixed income securities as well as derivatives to actively manage duration, yields and the effect changes in interest rates may have.
•	Credit securities — includes the full spectrum of investment and non-investment grade debt securities. Ordinarily, the Fund will invest no more than 75% of its total assets in credit securities.
•	Relative value strategies — includes fixed income relative value strategies such as credit-oriented trades, mortgage dollar rolls, derivatives, long/short strategies, and other combinations of fixed income securities and derivatives.
•	Foreign and emerging market securities — includes the full range of securities of issuers from developed and emerging markets. Ordinarily, the Fund will invest no more than 50% of its total assets in foreign and emerging market securities.
•	Non-traditional income — includes convertible securities, preferred securities, and equity stocks that the adviser believes will produce income or generate return. Ordinarily, the Fund will invest no more than 35% of its total assets in such securities.
In buying and selling investments for the Fund, the adviser uses both security selection and derivatives to adjust allocations among each of the above strategies/sectors with an absolute return orientation. For each strategy/sector, sector specialists provide security research and recommendations to the lead portfolio managers. The Fund’s investments will not necessarily be allocated among all six strategies/sectors at any given time. Rather, the Fund uses a flexible asset allocation approach that permits the adviser to invest in a single strategy/sector or only a few strategies/sectors, consistent with the limitations identified above. Due to the Fund’s flexible allocation approach, the
Fund’s risk exposure may vary and a risk associated with an individual strategy/sector may become more pronounced when the Fund utilizes a single strategy/sector or only a few strategies/sectors.
Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund uses derivatives structured as futures, options, swaps and price locks as part of its rate management and relative value strategies and to gain or adjust exposure to markets, sectors, securities, and currencies. The Fund uses CDSs to initiate long exposures (overweights) in areas of the market that the adviser believes are attractively valued and short positions (underweights) in areas that the adviser believes are not attractive from a valuation perspective. In certain market environments, the Fund may use interest rate swaps and futures contracts to help protect its portfolio from interest rate risk. The Fund may also utilize foreign currency transactions including currency options and forward foreign currency contracts to hedge non-dollar investments or to establish or adjust exposure to particular foreign securities, markets or currencies.
The Fund may also use derivatives either alone or in combination with securities as part of its “relative value” strategies. Relative value strategies seek to exploit pricing discrepancies between individual securities or market sectors. The Fund’s relative value strategies use combinations of securities and investments and include: (1) credit-oriented trades such as purchasing a CDS related to one bond or set of bonds and selling a CDS on a similar bond or set of bonds, (2) mortgage-dollar rolls in which the Fund sells mortgage-backed securities and the same time contracts to buy back very similar securities on a future date, (3) long/short strategies such as selling a bond with one maturity and buying a bond with a different maturity to take advantage of the yield/return between the maturity dates, and (4) other combinations of fixed income securities and derivatives.
The Fund may invest in mortgage-related securities issued by governmental entities, certain issuers identified with the U.S. government and private issuers. These may include investments in collateralized mortgage obligations, principal-only and interest-only stripped mortgage-backed securities and mortgage pass-through securities including mortgage TBAs. The Fund may also invest in asset-backed securities, structured investments, credit risk transfer securities and credit-linked notes issued by government-related organizations.
The Fund may invest in a broad variety of securities issued by the U.S. government and its agencies and instrumentalities including U.S. Treasury securities, treasury receipts and obligations and securities issued or guaranteed by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac).

68  |   J.P. Morgan Income Funds

The Fund may enter into dollar rolls, in which the Fund sells mortgage-backed securities including mortgage TBAs and at the same time contracts to buy back very similar securities on a future date. The Fund may also sell mortgage TBAs short.
The Fund may invest in loan assignments and participations (Loans), and commitments to purchase loan assignments (Unfunded Commitments). Loans will typically consist of senior floating rate loans (Senior Loans), but may also include secured and unsecured loans, second lien loans or more junior (Junior Loans) and bridge loans. The Fund may invest in common shares or preferred shares of unaffiliated closed-end funds.
The Fund may invest any portion of its total assets in cash and cash equivalents.
The Fund may invest in exchange traded funds (ETFs) in order to gain exposure to particular foreign markets or asset classes. The ETFs in which the Fund may invest include registered investment companies that seek to track the performance of a particular market index or security. These indexes include not only broad-based market indexes but more specific indexes as well, including those relating to particular sectors, markets, regions or industries.
The Fund may invest in municipal securities and inflation-linked securities such as Treasury Inflation Protected Securities (TIPS).
The Fund’s Main Investment Risks
The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular instruments or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.
The Fund is subject to the main risks noted below, any of which may adversely affect the Fund’s performance and ability to meet its investment objective.
General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, terrorism, regulatory events and government controls.
Interest Rate Risk. The Fund’s investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may invest in variable and floating rate Loans and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate Loans and other securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Given that the Federal Reserve has begun to raise interest rates, the Fund may face a heightened level of interest rate risk.
Credit Risk. The Fund’s investments are subject to the risk that issuers and/or counterparties will fail to make payments when due or default completely. Prices of the Fund’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Fund’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
High Yield Securities and Loan Risk. The Fund invests in instruments including junk bonds, Loans and instruments that are issued by companies that are highly leveraged, less creditworthy or financially distressed. These investments are considered to be speculative and may be subject to greater risk of loss, greater sensitivity to economic changes, valuation difficulties and potential illiquidity. Such investments may be subject to additional risks including subordination to other creditors, no collateral or limited rights in collateral, lack of a regular trading market, extended settlement periods, liquidity risks, prepayment risks, potentially less protection under the federal securities laws and lack of publicly available information. Loans that are deemed to be liquid at the time of purchase may become illiquid.
No active trading market may exist for some Loans and other instruments and certain investments may be subject to restrictions on resale. In addition, the settlement period for Loans is uncertain as there is no standardized settlement schedule applicable to such investments. Certain Loans may take more than seven days to settle. The inability to dispose of the Fund’s securities and other investments in a timely fashion could result in losses to the Fund. Because some instruments may have a more limited secondary market, liquidity and valuation risk is more pronounced for the Fund than for funds that invest primarily in other types of fixed income instruments or equity securities. When Loans and other instruments are prepaid, the Fund may have to reinvest in instruments with a lower yield or fail to recover additional amounts (i.e., premiums) paid for
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JPMorgan Strategic Income Opportunities Fund (continued)
these instruments, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Certain Loans may not be considered securities under the federal securities laws and, therefore, investments in such Loans may not be subject to certain protections under those laws. In addition, the adviser may not have access to material non-public information to which other investors may have access.
Foreign Securities and Emerging Markets Risk. Investments in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, liquidity risks, and less stringent investor protection and disclosure standards of foreign markets. In certain markets where securities and other instruments are not traded “delivery versus payment,” the Fund may not receive timely payment for securities or other instruments it has delivered or receive delivery of securities paid for and may be subject to increased risk that the counterparty will fail to make payments or deliver when due or default completely. The Fund may focus its investments in a single country or small group of countries and be subject to greater volatility than a more geographically diversified fund.
Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. These risks are magnified in “emerging markets”. Emerging market countries typically have less-established market economies than developed countries and may face greater social, economic, regulatory and political uncertainties. In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers.
Geographic Focus Risk. The Fund may focus its investments in one or more regions or small groups of countries. As a result, the Fund’s performance may be subject to greater volatility than a more geographically diversified fund.
Currency Risk. Changes in foreign currency exchange rates will affect the value of the Fund’s securities and the price of the Fund’s shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment impacted by that currency loses value because that currency is worth less U.S. dollars. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets, may be riskier than other types of investments and may increase the volatility of the Fund.
Although the Fund may attempt to hedge its currency exposure into the U.S. dollar, it may not be successful in reducing the effects of currency fluctuations. The Fund may also hedge from one foreign currency to another. In addition, the Fund’s use of currency hedging may not be successful and the use of such strategies may lower the Fund’s potential returns.
Derivatives Risk. Derivatives, including futures, options, swaps, price locks, credit default swaps and foreign currency transactions, may be riskier than other types of investments and may increase the volatility of the Fund. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s original investment. Derivatives expose the Fund to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligations (and includes credit risk associated with the counterparty). Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund to risks of mispricing or improper valuation. Certain of the Fund’s transactions in foreign currency derivatives and other derivatives could also affect the amount, timing and character of distributions to shareholders which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns.
Options Risk. There are significant differences between the securities and options markets that could result in an imperfect correlation between these markets and even a well conceived transaction may be unsuccessful because of market behavior or unexpected events. Options may be volatile and there can no assurance that a liquid secondary market will exist for any particular option at any particular time, even if the contract is traded on an exchange. Exchanges may halt trading in options thereby making it impossible for the Fund to enter into or close out option positions and impairing the Fund’s access to assets held to cover such options positions. The Fund may also be at risk that counterparties entering into an option transaction will not fulfill their obligations, particularly when the Fund utilizes over-the-counter options.
Strategy Risk. The Fund may use relative value and other strategies that combine derivatives and/or securities to manage duration, sector and yield curve exposure and credit and spread volatility. There is no guarantee that these strategies will succeed and their use may subject the Fund to greater volatility and loss. Relative value strategies involve complex securities

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transactions that involve risks in addition to direct investments in securities including leverage risk and the risks described under “Derivatives Risk”.
Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.
Convertible Securities Risk. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities.
Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by Ginnie Mae, Fannie Mae, or Freddie Mac). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government-related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government-related organizations may not have the funds to meet their payment obligations in the future.
Asset-Backed, Mortgage-Related and Mortgage-Backed Securities Risk. The Fund may invest in asset-backed, mortgage-related and mortgage-backed securities including so-called “sub-prime” mortgages, credit risk transfer securities and credit-linked notes issued by government-related organization that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In periods of rising interest rates, the Fund may be subject to extension risk, and may receive principal later than expected. As a result, in periods of rising interest rates, the Fund may exhibit additional volatility. During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, such securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.
Collateralized mortgage obligations (CMOs) and stripped mortgage-backed securities, including those structured as interest-only (IOs) and principal-only (POs), are more volatile and may be more sensitive to the rate of prepayments than other mortgage-related securities. The risk of default, as described under “Credit Risk”, for “sub-prime” mortgages is generally higher than other types of mortgage-backed securities. The structure of some of these securities may be complex and there may be less available information than other types of debt securities.
Credit risk transfer securities and credit-linked notes are general obligations issued by a government-related organization or SPV, respectively, and are unguaranteed. Unlike mortgage-backed securities, investors in credit risk transfer securities and credit-linked notes issued by a government-related organization have not recourse to the underlying mortgage loans. In addition, some or all of the mortgage default risk associated with the underlying mortgage loans is transferred to the noteholder. There can be no assurance that losses will not occur on an investment. These investments are also subject to the risks described under “Prepayment Risk.” Below.
Prepayment Risk. The issuer of certain securities may repay principal in advance, especially when yields fall. Changes in the rate at which prepayments occur can affect the return on investment of these securities. When debt obligations are prepaid or when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher coupons, resulting in an unexpected capital loss.
Mortgage Dollar Roll Risk. The Fund may enter into mortgage dollar rolls involving mortgage pass-through securities including mortgage TBAs and other mortgage-backed securities. During the period between the sale and repurchase in a mortgage dollar roll transaction, the Fund will not be entitled to receive interest and principal payments on the securities sold. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the Fund’s right to repurchase or sell securities may be limited. Short sales of mortgage TBAs and mortgage dollar rolls may be subject to leverage risks as described under “Derivatives Risk.” In addition, mortgage dollar rolls may increase interest rate risk and result in an increased portfolio turnover rate which increases costs and may increase taxable gains.
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JPMorgan Strategic Income Opportunities Fund (continued)
High Portfolio Turnover Risk. The Fund will likely engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term capital gains that will generally be taxable to shareholders as ordinary income.
Investment Company and ETF Risks. The Fund may invest in ETFs and other investment companies, including common shares and preferred shares of closed-end funds. Shareholders will indirectly bear the expenses charged by the underlying funds. Certain ETFs and other underlying funds may not be actively managed. Securities may be purchased, held and sold by such funds when an actively managed fund would not do so. ETFs and closed-end investment companies may trade at a price below their net asset value (also known as a discount).
Municipal Securities Risk. The risk of a municipal security generally depends on the financial and credit status of the issuer. Changes in a municipality’s financial health may make it difficult for the municipality to make interest and principal payments when due. This could decrease the Fund’s income or hurt the ability to preserve capital and liquidity. Under some circumstances, municipal securities might not pay interest unless the state legislature or municipality authorizes money for that purpose.
Inflation-Linked Security Risk. Inflation-linked debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of an inflation-linked security tends to decline when real interest rates increase. Unlike conventional bonds, the principal and interest payments of inflation-linked securities such as TIPS are adjusted periodically to a specified rate of inflation (e.g., Non-Seasonally Adjusted Consumer Price Index for all Urban Consumers (CPI-U)). There can be no assurance that the inflation index used will accurately measure the real rate of inflation. These securities may lose value in the event that the actual rate of inflation is different than the rate of the inflation index.
Industry and Sector Focus Risk. At times, the Fund may increase the relative emphasis of its investments in a particular industry or sector. The prices of securities of issuers in a particular industry or sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the Fund increases the relative emphasis of its investments in a particular industry or sector, its shares’ values may fluctuate in response to events affecting that industry or sector.
Risk Associated with the Fund holding Cash, Money Market Instruments and Other Short-Term Investments. The Fund will, at times, hold assets in cash, money market instruments and other short-term investments, which may hurt the Fund’s performance. These positions may also subject the Fund to additional risks and costs.
Transactions Risk. The Fund could experience a loss and its liquidity may be negatively impacted when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices. Similarly, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.
You could lose money investing in the Fund.
The Fund’s Past Performance
This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class R5 Shares has varied from year to year for the past nine calendar years. The table shows the average annual total returns for the past one year, five years and life of the Fund. The table compares that performance to the Bloomberg Barclays U.S. Universal Index, the ICE BofAML 3-Month US Treasury Bill Index, and the Lipper Alternative Credit Focus Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other indexes, the Lipper index includes the fees and expenses of the mutual funds included in the index. The performance of the Class R6 Shares is based on the performance of the Class R5 Shares. Returns of Class R6 Shares would have been difference than those shown because Class R6 Shares have difference expenses than Class R5 Shares. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

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YEAR-BY-YEAR RETURNS - CLASS R5 SHARES
Best Quarter	2nd quarter, 2009	10.16%
Worst Quarter	3rd quarter, 2011	-4.42%
The Fund’s year-to-date total return through 3/31/18 was 0.33%.
AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2017)
	Past 1 Year	Past 5 Years	Life of Fund (since 10/10/2008)
CLASS R5 SHARES
Return Before Taxes	3.54%	2.84%	5.50%
Return After Taxes on Distributions	2.03	1.44	3.99
Return After Taxes on Distributions and Sale of Fund Shares	1.99	1.52	3.67
CLASS R6 SHARES
Return Before Taxes	3.55	2.85	5.50
Bloomberg Barclays U.S. Universal Index
(Reflects No Deduction for Fees, Expenses, or Taxes)	4.09	2.50	4.99
ICE BofAML 3-Month US Treasury Bill Index
(Reflects No Deduction for Fees, Expenses, or Taxes)	0.86	0.27	0.22
Lipper Alternative Credit Focus Funds Index
(Reflects No Deduction for Taxes)	4.67	1.68	3.00 [1]
1	The benchmark commenced operations on 9/30/11. Performance for the benchmark is for 9/30/11.
After-tax returns are shown only for the Class R5 Shares and after-tax returns for the other class will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Management
J.P. Morgan Investment Management Inc.
Portfolio Manager	Managed Fund Since	Primary Title with Investment Adviser
William Eigen	2008	Managing Director
Jarred Sherman	2009	Managing Director
Jeffrey Wheeler	2015	Managing Director
Purchase and Sale of Fund Shares
There are no minimum or maximum purchase requirements with respect to Class R5 Shares.
For Class R6 Shares
To establish an account	$15,000,000 for Direct Investors
$5,000,000 for Discretionary Accounts
To add to an account	No minimum levels
There is no investment minimum for other Class R6 eligible investors.
In general, you may purchase or redeem shares on any business day:
•	Through your Financial Intermediary or the eligible retirement plan or college savings plan through which you invest in the Fund
•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528
•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111
Tax Information
The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in a 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the
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JPMorgan Strategic Income Opportunities Fund (continued)
sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
74  |  J.P. Morgan Income Funds

JPMorgan Total Return Fund
Class/Ticker: R2/JMTTX; R5/JMTRX; R6/JMTIX
What is the goal of the Fund?
The Fund seeks to provide high total return.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
“Acquired Fund Fees and Expenses” are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, including affiliated money market funds, other mutual funds, exchange-traded funds and business development companies. The impact of Acquired Fund Fees and Expenses is included in the total returns of the Fund. Acquired Fund Fees and Expenses are not direct costs of the Fund, are not used to calculate the Fund’s net asset value per share and are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Fund’s prospectus.
ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class R2	Class R5	Class R6
Management Fees	0.30%	0.30%	0.30%
Distribution (Rule 12b-1) Fees	0.50	NONE	NONE
Other Expenses	0.47	0.29	0.18
Service Fees	0.25	0.10	NONE
Remainder of Other Expenses	0.22	0.19	0.18
Acquired Fund Fees and Expenses	0.03	0.03	0.03
Total Annual Fund Operating Expenses	1.30	0.62	0.51
Fee Waivers and/or Expense Reimbursements[1]	(0.13)	(0.15)	(0.09)
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[1]	1.17	0.47	0.42
1	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 1.16%, 0.46% and 0.41% of the average daily net assets of Class R2, Class R5 and Class R6 Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 6/30/19, at which time the adviser and/or its affiliates will determine whether to renew or revise them.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 6/30/19 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS R2 SHARES ($)	119	399	700	1,556
CLASS R5 SHARES ($)	48	183	331	760
CLASS R6 SHARES ($)	43	154	276	632
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate (including short sales) was 393% of the average value of its portfolio.
What are the Fund’s main investment strategies?
The Fund has wide latitude to invest in all types of debt securities that the adviser believes have the potential to provide a high total return over time. As part of its principal investment strategy, the Fund may invest in corporate bonds, U.S. treasury obligations and other U.S. government and agency securities, asset-backed, mortgage-related and mortgage-backed securities and structured investments. Mortgage-related and mortgage-backed securities may be structured as adjustable rate mortgage loans, collateralized mortgage obligations (agency and non-agency), stripped mortgage-backed securities (interest-only or principal-only), commercial mortgage-backed securities, and mortgage pass-through securities including mortgage TBAs. These securities may be of any maturity.
The Fund may invest a significant portion or all of its assets in mortgage-backed securities in the adviser’s discretion. The Fund may invest a significant amount of its assets in sub-prime mortgage-related securities. The Fund may enter into dollar rolls, in which the Fund sells mortgage-backed securities
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JPMorgan Total Return Fund (continued)
including mortgage TBAs and at the same time contracts to buy back very similar securities on a future date. The Fund may also sell mortgage TBAs short.
Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund uses derivatives structured as futures, options, swaps and price locks to help manage duration, sector and yield curve exposure and credit and spread volatility. Swaps may be structured as credit default swaps (CDSs) on individual securities, a basket or index of securities, interest rate swaps, total return swaps and price lock swaps. The Fund uses CDSs to initiate long exposures (overweights) in areas of the market that the adviser believes are attractively valued and short positions (underweights) in areas that the adviser believes are not attractive from a valuation perspective. In certain market environments, the Fund may use interest rate swaps and futures contracts to help protect its portfolio from interest rate risk. The Fund may also utilize foreign currency transactions including currency options and forward foreign currency contracts to hedge non-dollar investments or to establish or adjust exposure to particular foreign securities, markets or currencies.
The Fund may also use derivatives either alone or in combination with securities as part of its “relative value” strategies. Relative value strategies seek to exploit pricing discrepancies between individual securities or market sectors. The Fund’s relative value strategies use combinations of securities and investments and include: (1) credit-oriented trades such as purchasing a CDS related to one bond or set of bonds and selling a CDS on a similar bond or set of bonds, (2) mortgage-dollar rolls in which the Fund sells mortgage-backed securities and the same time contracts to buy back very similar securities on a future date, (3) long/short strategies such as selling a bond with one maturity and buying a bond with a different maturity to take advantage of the yield/return between the maturity dates, and (4) other combinations of fixed income securities and derivatives.
Up to 35% of the Fund’s total assets may be invested in foreign securities, including emerging markets debt securities. Up to 25% of the Fund’s total assets may be invested in non-dollar denominated securities. Such investments may be issued or guaranteed by a wide variety of entities including governments and their agencies and instrumentalities, corporations, financial institutions and supranational organizations.
Under normal circumstances, 65% of the Fund’s net assets will be invested in securities that, at the time of purchase, are rated investment grade (or the unrated equivalent). Up to 35% of the Fund’s net assets may be invested in securities rated below investment grade (junk bonds) including so called “distressed debt”. Distressed debt includes securities of issuers experiencing financial or operating difficulties, securities where the issuer has defaulted in the payment of interest or principal or in the performance of its covenants or agreements, securities of issuers that may be involved in bankruptcy proceedings, reorganizations or financial restructurings or securities of issuers operating in troubled industries. The Fund may also invest in securities that are unrated but are deemed by the adviser to be of comparable quality.
The Fund may invest in securities issued by the U.S. government and its agencies and instrumentalities including U.S. Treasury securities, treasury receipts and obligations and securities. The Fund may also invest in inflation-linked debt securities of varying maturities issued by the U.S. government, its agencies and instrumentalities such as Treasury Inflation Protected Securities (TIPS) or issued by other entities such as corporations, foreign governments and other foreign issuers.
The Fund may invest in loan assignments and participations (Loans) and commitments to purchase loan assignments. Loans will typically consist of senior floating rate loans, but may also include secured and unsecured loans, second lien loans or more junior (Junior Loans) and bridge loans. Loans may be issued by obligors in the U.S. or in foreign or emerging markets. As part of its principal investment strategy, the Fund may invest any portion of its total assets in cash and cash equivalents.
The adviser buys and sells investments for the Fund by analyzing both individual securities and different market sectors within broader interest rate, investment and sector themes established by the adviser’s macro team. The adviser looks for individual investments that it believes will perform well over market cycles based on a risk/reward evaluation of interest rate risk, credit risk, legal provisions and the structure of the transaction.
The Fund’s Main Investment Risks
The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular instruments or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.
The Fund is subject to the main risks noted below, any of which may adversely affect the Fund’s performance and ability to meet its investment objective.
General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other

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asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, terrorism, regulatory events and government controls.
Interest Rate Risk. The Fund’s investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may invest in variable and floating rate Loans and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate Loans and other securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Given that the Federal Reserve has begun to raise interest rates, the Fund may face a heightened level of interest rate risk.
Credit Risk. The Fund’s investments are subject to the risk that issuers and/or counterparties will fail to make payments when due or default completely. Prices of the Fund’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Fund’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
Derivatives Risk. Derivatives, including futures, options, swaps, forward foreign currency contracts and price locks, may be riskier than other types of investments and may increase the volatility of the Fund. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s original investment. Derivatives expose the Fund to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligations (and includes credit risk associated with the counterparty). Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund to risks of mispricing or improper valuation. Certain of the Fund’s transactions in foreign currency derivatives and other derivatives could also affect the amount, timing and character of distributions to shareholders which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns.
Strategy Risk. The Fund may use relative value and other strategies that combine derivatives and/or securities to manage duration, sector and yield curve exposure and credit and spread volatility. There is no guarantee that these strategies will succeed and their use may subject the Fund to greater volatility and loss. Relative value strategies involve complex securities transactions that involve risks in addition to direct investments in securities including leverage risk and the risks described under “Derivatives Risk”.
Foreign Securities and Emerging Markets Risk. Investments in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, liquidity risks, and less stringent investor protection and disclosure standards of foreign markets. In certain markets where securities and other instruments are not traded “delivery versus payment,” the Fund may not receive timely payment for securities or other instruments it has delivered or receive delivery of securities paid for and may be subject to increased risk that the counterparty will fail to make payments or delivery when due or default completely.
Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. These risks are magnified in “emerging markets”. Emerging market countries typically have less-established market economies than developed countries and may face greater social, economic, regulatory and political uncertainties. In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers.
Geographic Focus Risk. The Fund may focus its investments in one or more regions or small groups of countries. As a result, the Fund’s performance may be subject to greater volatility than a more geographically diversified fund.
Currency Risk. Changes in foreign currency exchange rates will affect the value of the Fund’s securities and the price of the Fund’s shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment impacted by that currency loses value because that currency is worth less U.S. dollars. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as
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JPMorgan Total Return Fund (continued)
regulated as securities markets, may be riskier than other types of investments and may increase the volatility of the Fund. Although the Fund may attempt to hedge its currency exposure into the U.S. dollar, it may not be successful in reducing the effects of currency fluctuations. The Fund may also hedge from one foreign currency to another. In addition, the Fund’s use of currency hedging may not be successful and the use of such strategies may lower the Fund’s potential returns.
High Yield Securities and Loan Risk. The Fund invests in instruments including junk bonds, Loans and instruments that are issued by companies that are highly leveraged, less creditworthy or financially distressed. These investments are considered to be speculative and may be subject to greater risk of loss, greater sensitivity to economic changes, valuation difficulties and potential illiquidity. Such investments may be subject to additional risks including subordination to other creditors, no collateral or limited rights in collateral, lack of a regular trading market, extended settlement periods, liquidity risks, prepayment risks, potentially less protection under the federal securities laws and lack of publicly available information. Loans that are deemed to be liquid at the time of purchase may become illiquid.
No active trading market may exist for some Loans and other instruments and certain investments may be subject to restrictions on resale. In addition, the settlement period for Loans is uncertain as there is no standardized settlement schedule applicable to such investments. Certain Loans may take more than seven days to settle. The inability to dispose of the Fund’s securities and other investments in a timely fashion could result in losses to the Fund. Because some instruments may have a more limited secondary market, liquidity and valuation risk is more pronounced for the Fund than for funds that invest primarily in other types of fixed income instruments or equity securities. When Loans and other instruments are prepaid, the Fund may have to reinvest in instruments with a lower yield or fail to recover additional amounts (i.e., premiums) paid for these instruments, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Certain Loans may not be considered securities under the federal securities laws and, therefore, investments in such Loans may not be subject to certain protections under those laws. In addition, the adviser may not have access to material non-public information to which other investors may have access.
Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae) or the Federal Home Loan Mortgage Corporation (Freddie Mac)). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government-related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government-related organizations may not have the funds to meet their payment obligations in the future.
Asset-Backed, Mortgage-Related and Mortgage-Backed Securities Risk. The Fund may invest in asset-backed, mortgage-related and mortgage-backed securities including so-called “sub-prime” mortgages that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In periods of rising interest rates, the Fund may be subject to extension risk, and may receive principal later than expected. As a result, in periods of rising interest rates, the Fund may exhibit additional volatility. During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, such securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.
Collateralized mortgage obligations (CMOs) and stripped mortgage-backed securities, including those structured as interest-only (IOs) and principal-only (POs), are more volatile and may be more sensitive to the rate of prepayments than other mortgage-related securities. The risk of default, as described under “Credit Risk”, for “sub-prime” mortgages is generally higher than other types of mortgage-backed securities. The structure of some of these securities may be complex and there may be less available information than other types of debt securities.
Prepayment Risk. The issuer of certain securities may repay principal in advance, especially when yields fall. Changes in the rate at which prepayments occur can affect the return on investment of these securities. When debt obligations are prepaid or when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher coupons, resulting in an unexpected capital loss.
Mortgage Dollar Roll Risk. The Fund may enter into mortgage dollar rolls involving mortgage pass-through securities including mortgage TBAs and other mortgage-backed securities. During the period between the sale and repurchase in a mortgage dollar roll transaction, the Fund will not be entitled to receive interest and principal payments on the securities sold. Losses

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may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the Fund’s right to repurchase or sell securities may be limited. Short sales of mortgage TBAs and mortgage dollar rolls may be subject to leverage risks as described under “Derivatives Risk.” In addition, mortgage dollar rolls may increase interest rate risk and result in an increased portfolio turnover rate which increases costs and may increase taxable gains.
Inflation-Linked Security Risk. Inflation-linked debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of an inflation-linked security tends to decline when real interest rates increase. Unlike conventional bonds, the principal and interest payments of inflation-linked securities such as TIPS are adjusted periodically to a specified rate of inflation (e.g., Non-Seasonally Adjusted Consumer Price Index for all Urban Consumers (CPI-U)). There can be no assurance that the inflation index used will accurately measure the real rate of inflation. These securities may lose value in the event that the actual rate of inflation is different than the rate of the inflation index.
Options Risk. There are significant differences between the securities and options markets that could result in an imperfect correlation between these markets and even a well conceived transaction may be unsuccessful because of market behavior or unexpected events. Options may be volatile and there can be no assurance that a liquid secondary market will exist for any particular option at any particular time, even if the contract is traded on an exchange. Exchanges may halt trading in options thereby making it impossible for the Fund to enter into or close out option positions and impairing the Fund’s access to assets held to cover such options positions. The Fund may also be at risk that counterparties entering into an option transaction will not fulfill their obligations, particularly when the Fund utilizes over-the-counter options.
High Portfolio Turnover Risk. The Fund will likely engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term capital gains that will generally be taxable to shareholders as ordinary income.
Industry and Sector Focus Risk. At times, the Fund may increase the relative emphasis of its investments in a particular industry or sector. The prices of securities of issuers in a particular industry or sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the Fund increases the relative emphasis of its investments in a particular industry or sector, its shares’ values may fluctuate in response to events affecting that industry or sector.
Risk Associated with the Fund holding Cash, Money Market Instruments and Other Short-Term Investments. The Fund will, at times, hold assets in cash, money market instruments and other short-term investments, which may hurt the Fund’s performance. These positions may also subject the Fund to additional risks and costs.
Transactions Risk. The Fund could experience a loss and its liquidity may be negatively impacted when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices. Similarly, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.
You could lose money investing in the Fund.
The Fund’s Past Performance
This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class R5 Shares has varied from year to year for the past nine calendar years. The table shows the average annual total returns for the past one year, five years and life of the Fund. The table compares that performance to the Bloomberg Barclays U.S. Aggregate Index and the Lipper Core Plus Bond Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other indexes, the Lipper index includes the fees and expenses of the mutual funds included in the index. The performance of class R2 and Class R6 Shares is based on the performance of Class R5 Shares of the Fund prior to the inception of Class R2 and Class R6 Shares. The actual returns of Class R2 and Class R6 Shares would have been different than those shown because Class R2 and Class R6 Shares have different expenses than Class R5 Shares. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
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JPMorgan Total Return Fund (continued)
YEAR-BY-YEAR RETURNS - CLASS R5 SHARES
Best Quarter	3rd quarter, 2009	7.66%
Worst Quarter	4th quarter, 2016	-2.48%
The Fund’s year-to-date total return through 3/31/18 was -1.61%.
AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2017)
	Past 1 Year	Past 5 Years	Life of Fund (since 06/16/2008)
CLASS R5 SHARES
Return Before Taxes	4.32%	2.84%	5.70%
Return After Taxes on Distributions	3.15	1.33	3.61
Return After Taxes on Distributions and Sale of Fund Shares	2.44	1.49	3.63
CLASS R2 SHARES
Return Before Taxes	3.61	2.29	5.40
CLASS R6 SHARES
Return Before Taxes	4.27	2.86	5.71
Bloomberg Barclays U.S. Aggregate Index
(Reflects No Deduction for Fees, Expenses, or Taxes)	3.54	2.10	4.21
Lipper Core Plus Bond Funds Index
(Reflects No Deduction for Taxes)	4.62	2.61	5.10 [1]
1	The Fund commenced operations on 6/16/08. Performance for the benchmark is for 6/30/08.
After-tax returns are shown for only the Class R5 Shares and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Management
J.P. Morgan Investment Management Inc.
Portfolio Manager	Managed Fund Since	Primary Title with Investment Adviser
William Eigen	2008	Managing Director
Purchase and Sale of Fund Shares
There are no minimum or maximum purchase requirements with respect to Class R2 or Class R5 Shares.
For Class R6 Shares
To establish an account	$15,000,000 for Direct Investors
$5,000,000 for Discretionary Accounts
To add to an account	No minimum levels
There is no investment minimum for other Class R6 eligible investors.
In general, you may purchase or redeem shares on any business day:
•	Through your Financial Intermediary or the eligible retirement plan or college savings plan through which you invest in the Fund
•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528
•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111
Tax Information
The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in a 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

80  |   J.P. Morgan Income Funds

JPMorgan Unconstrained Debt Fund
Class/Ticker: R2/JISZX; R5/JSIRX; R6/JSIMX
What is the goal of the Fund?
The Fund seeks to provide long-term total return.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
“Acquired Fund Fees and Expenses” are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, including affiliated money market funds, other mutual funds, exchange-traded funds and business development companies. The impact of Acquired Fund Fees and Expenses is included in the total returns of the Fund. Acquired Fund Fees and Expenses are not direct costs of the Fund, are not used to calculate the Fund’s net asset value per share and are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Fund’s prospectus.
ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class R2	Class R5	Class R6
Management Fees	0.45%	0.45%	0.45%
Distribution (Rule 12b-1) Fees	0.50	NONE	NONE
Other Expenses	0.46	0.23	0.13
Service Fees	0.25	0.10	NONE
Remainder of Other Expenses	0.21	0.13	0.13
Acquired Fund Fees and Expenses	0.01	0.01	0.01
Total Annual Fund Operating Expenses	1.42	0.69	0.59
Fee Waivers and/or Expense Reimbursements[1]	(0.17)	(0.14)	(0.09)
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[1]	1.25	0.55	0.50
1	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 1.25%, 0.55% and 0.50% of the average daily net assets of Class R2, Class R5 and Class R6 Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 6/30/19, at which time the adviser and/or its affiliates will determine whether to renew or revise them.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/19 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS R2 SHARES ($)	127	433	760	1,687
CLASS R5 SHARES ($)	56	207	370	845
CLASS R6 SHARES ($)	51	180	320	729
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 102% of the average value of its portfolio.
What are the Fund’s main investment strategies?
The Fund seeks to achieve its investment objective by investing opportunistically across different markets and sectors, based on the portfolio management team’s view of the markets and sectors. The Fund’s approach is flexible and it is not managed to or constrained by a benchmark. This allows the Fund to shift its allocations based on changing market conditions which may result in investing in a few or multiple markets and sectors. Total return in the Fund’s objective includes both current income and capital appreciation.
Under normal circumstances, the Fund invests at least 80% of its Assets in debt investments. Debt investments include loan assignments and participations (Loans), commitments to purchase Loans, convertible securities, bonds, and all other types of debt securities and debt instruments. Debt investments also include money market investment companies. “Assets” means net assets plus the amount of borrowings for investment purposes.
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JPMorgan Unconstrained Debt Fund (continued)
The Fund is unconstrained by sectors and strategies. The Fund has broad flexibility to invest in a wide variety of debt securities and instruments. As part of its principal investment strategy, the Fund may invest in fixed and floating rate debt securities issued in both U.S. and foreign markets including emerging markets. These securities may include debt securities issued by governments and their agencies, supranational organizations, corporations, and banks. The Fund may also invest in equity securities as a principal strategy.
Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may also be used as substitutes for securities in which the Fund can invest. The Fund may use fixed income, currency and credit derivatives.
Such derivatives may include futures contracts, options, swaps including credit default swaps, and forward contracts. The Fund may hedge its non-dollar investments back to the U.S. dollar through the use of derivatives including forward foreign currency contracts and other foreign currency transactions, but may not always do so. In addition to hedging non-dollar investments, the Fund may also use such derivatives for other hedging purposes (e.g., decreasing exposure to certain securities), to increase income and gain to the Fund and/or as part of its risk management process by establishing or adjusting exposure to particular foreign securities, markets or currencies.
The Fund may invest without limit in securities that are rated below investment grade (also known as junk bonds or high yield securities) by Moody’s Investor Service, Inc. (Moody’s), Standard & Poor’s Corporation (S&P), Fitch Rating (Fitch) or the equivalent by another national rating organization, or securities that are unrated but are deemed by the adviser to be of comparable quality. Below investment grade securities may include so-called “distressed debt.” Distressed debt includes securities of issuers experiencing financial or operating difficulties, securities where the issuer has defaulted in the payment of interest or principal or in the performance of its covenants or agreements, securities of issuers that may be involved in bankruptcy proceedings, reorganizations or financial restructuring or securities of issuer’s operating in troubled industries. Investment in distressed debt is not a principal investment strategy of the Fund.
A significant portion of the Fund’s assets may be invested in asset-backed securities and mortgage-related and mortgage-backed securities. Such securities may be structured as collateralized mortgage obligations and stripped mortgage-backed securities, including those structured such that payments consist of interest-only (IO), principal-only (PO) or principal and interest. The Fund may also invest in structured investments and adjustable rate mortgage loans (ARMs). The Fund may invest a significant amount of its assets in sub-prime mortgage-related securities.
The Fund may invest in securities issued by the U.S. government and its agencies and instrumentalities including U.S. Treasury securities, treasury receipts and obligations and securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac).
The Fund may also invest in mortgage pass-through securities including mortgage TBAs. The Fund may enter into dollar rolls, in which the Fund sells mortgage-backed securities including mortgage TBAs and at the same time contracts to buy back very similar securities on a future date. The Fund may also sell mortgage TBAs short.
The Fund may invest in inflation-linked debt securities including fixed and floating rate debt securities of varying maturities issued by the U.S. government, its agencies and instrumentalities, such as Treasury Inflation Protected Securities (TIPS). The Fund may also invest in inflation-linked debt securities issued by other entities such as corporations, foreign governments and foreign issuers.
The Fund may invest in loan assignments and participations (Loans), and commitments to purchase loan assignments (Unfunded Commitments). Loans will typically consist of senior floating rate loans (Senior Loans), but may also include secured and unsecured loans, second lien loans or more junior (Junior Loans) and bridge loans. The Fund may invest in municipal securities. The Fund may also invest in when-issued securities, delayed delivery securities, forward commitments, zero-coupon securities, pay-in-kind securities and deferred payment securities.
The Fund may also invest in convertible securities and preferred securities that the adviser believes will produce income or generate return.
As part of its principal investment strategy and for temporary defensive purposes, any portion of the Fund’s total assets may be invested in cash and cash equivalents.
In buying and selling investments for the Fund, the adviser uses an opportunistic strategy and uses both security selection and derivatives to allocate its investments among strategies and sectors. For each strategy/sector, dedicated sector specialists provide security research and recommendations to the lead portfolio managers. Buy and sell decisions are based on fundamental, quantitative and technical research. The Fund uses a flexible asset allocation approach that permits the adviser to invest in only a small number of strategies/ sectors from time to time although the Fund intends to invest in at least two sectors under normal market conditions. While the Fund seeks to mitigate downside risk, the Fund’s risk exposure may vary due to the Fund’s flexible allocation approach and a risk associated with an individual strategy or type of investment may become more pronounced when the Fund utilizes a single strategy or type of investment or only a few strategies or types of investments.

82  |   J.P. Morgan Income Funds

The Fund’s Main Investment Risks
The Fund is subject to management risk and may not mitigate downside risk or achieve its objective if the adviser’s expectations regarding particular instruments or markets are not met. The adviser has great flexibility in selecting investments because the Fund is unconstrained by sectors and strategies. This increased flexibility may present greater investment risk than a Fund with more rigid investment restrictions because the success of the adviser’s portfolio selections is dependent upon a greater number of variables.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.
The Fund is subject to the main risks noted below, any of which may adversely affect the Fund’s performance and ability to meet its investment objective.
General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, terrorism, regulatory events and government controls.
Interest Rate Risk. The Fund’s investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may invest in variable and floating rate Loans and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate Loans and other securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Given that the Federal Reserve has begun to raise interest rates, the Fund may face a heightened level of interest rate risk.
Credit Risk. The Fund’s investments are subject to the risk that issuers and/or counterparties will fail to make payments when due or default completely. Prices of the Fund’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Fund’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
High Yield Securities and Loan Risk. The Fund invests in instruments including junk bonds, Loans and instruments that are issued by companies that are highly leveraged, less creditworthy or financially distressed. These investments are considered to be speculative and may be subject to greater risk of loss, greater sensitivity to economic changes, valuation difficulties and potential illiquidity. Such investments may be subject to additional risks including subordination to other creditors, no collateral or limited rights in collateral, lack of a regular trading market, extended settlement periods, liquidity risks, prepayment risks, potentionally less protections under the federal securities laws and lack of publicly available information. The Fund will not have direct recourse against the issuer of a loan participation. Loans that are deemed to be liquid at the time of purchase may become illiquid.
No active trading market may exist for some Loans and other instruments and certain investments may be subject to restrictions on resale. In addition, the settlement period for Loans is uncertain as there is no standardized settlement schedule applicable to such investments. Certain Loans may take more than seven days to settle. The inability to dispose of the Fund’s securities and other investments in a timely fashion could result in losses to the Fund. Because some instruments may have a more limited secondary market, liquidity and valuation risk is more pronounced for the Fund than for funds that invest primarily in other types of fixed income instruments or equity securities. When Loans and other instruments are prepaid, the Fund may have to reinvest in instruments with a lower yield or fail to recover additional amounts (i.e., premiums) paid for these instruments, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Certain Loans may not be considered securities under the federal securities laws and, therefore, investments in such Loans may not be subject to certain protections under those laws. In addition, the adviser may not have access to material non-public information to which other investors may have access.
Derivatives Risk. Derivatives, including futures contracts, options, swaps including credit default swaps and forward contracts, may be riskier than other types of investments and may increase the volatility of the Fund. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s original investment. Derivatives expose the Fund to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligations (and includes credit risk associated with the counterparty). Certain derivatives are synthetic instruments that attempt to
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JPMorgan Unconstrained Debt Fund (continued)
replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund to risks of mispricing or improper valuation. Certain of the Fund’s transactions in derivatives could also affect the amount, timing and character of distributions to shareholders which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns.
Foreign Securities and Emerging Markets Risks. U.S. dollar-denominated securities of foreign issuers or U.S. affiliates of foreign issuers may be subject to additional risks not faced by domestic issuers. These risks include political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, and regulatory issues facing issuers in such countries. The Fund may also invest in non-dollar denominated securities. Investments in non-dollar denominated securities are subject to risks in addition to those summarized above including currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, liquidity risks and less stringent investor protection and disclosure standards of foreign markets. In certain markets where securities and other instruments are not traded “delivery versus payment,” the Fund may not receive timely payment for securities or other instruments it has delivered and may be subject to increased risk that the counterparty will fail to make payments when due or default completely.
Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. These risks are magnified in countries in “emerging markets.” Emerging market countries typically have less-established market economies than developed countries and may face greater social, economic, regulatory and political uncertainties. In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers.
Geographic Focus Risk. The Fund may focus its investments in one or more regions or small groups of countries. As a result, the Fund’s performance may be subject to greater volatility than a more geographically diversified fund.
Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by Ginnie Mae, Fannie Mae or Freddie Mac). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government-related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government-related organizations may not have the funds to meet their payment obligations in the future.
Asset-Backed, Mortgage-Related and Mortgage-Backed Securities Risk. The Fund may invest in asset-backed, mortgage-related and mortgage-backed securities including so-called “sub-prime” mortgages that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In periods of rising interest rates, the Fund may be subject to extension risk, and may receive principal later than expected. As a result, in periods of rising interest rates, the Fund may exhibit additional volatility. During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, such securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.
Collateralized mortgage obligations (CMOs) and stripped mortgage-backed securities, including those structured as interest-only (IOs) and principal-only (POs), are more volatile and may be more sensitive to the rate of prepayments than other mortgage-related securities. The risk of default, as described under “Credit Risk”, for “sub-prime” mortgages is generally higher than other types of mortgage-backed securities. The structure of some of these securities may be complex and there may be less available information than other types of debt securities.
Prepayment Risk. The issuer of certain securities may repay principal in advance, especially when yields fall. Changes in the rate at which prepayments occur can affect the return on investment of these securities. When debt obligations are prepaid or when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher coupons, resulting in an unexpected capital loss.

84  |   J.P. Morgan Income Funds

Inflation-Linked Security Risk. Inflation-linked debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of an inflation-linked security tends to decline when real interest rates increase. Unlike conventional bonds, the principal and interest payments of inflation-linked securities such as TIPS are adjusted periodically to a specified rate of inflation (e.g., Non-Seasonally Adjusted Consumer Price Index for all Urban Consumers (CPI-U)). There can be no assurance that the inflation index used will accurately measure the real rate of inflation. These securities may lose value in the event that the actual rate of inflation is different than the rate of the inflation index.
Equity Market Risk. The Fund’s investments in preferred shares and convertible securities are subject to equity market risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.
Convertible Securities Risk. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities.
Municipal Securities Risk. The risk of a municipal security generally depends on the financial and credit status of the issuer. Changes in a municipality’s financial health may make it difficult for the municipality to make interest and principal payments when due. This could decrease the Fund’s income or hurt the ability to preserve capital and liquidity. Under some circumstances, municipal securities might not pay interest unless the state legislature or municipality authorizes money for that purpose.
Mortgage Dollar Roll Risk. The Fund may enter into mortgage dollar rolls involving mortgage pass-through securities including mortgage TBAs and other mortgage-backed securities. During the period between the sale and repurchase in a mortgage dollar roll transaction, the Fund will not be entitled to receive interest and principal payments on the securities sold. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the Fund’s right to repurchase or sell securities may be limited. Short sales of mortgage TBAs and engaging in mortgage dollar rolls may be subject to leverage risks as described under “Derivatives Risk.” In addition, mortgage dollar rolls may increase interest rate risk and result in an increased portfolio turnover rate which increases costs and may increase taxable gains.
Zero-Coupon, Pay-In-Kind and Deferred Payment Securities Risk. The market value of a zero-coupon, pay-in-kind or deferred payment security is generally more volatile than the market value of, and is more likely to respond to a greater degree to changes in interest rates and credit quality than, other fixed income securities with similar maturities and credit quality that pay interest periodically. In addition, federal income tax law requires that the holder of a zero-coupon security accrue a portion of the discount at which the security was purchased as taxable income each year. The Fund may consequently have to dispose of portfolio securities under disadvantageous circumstances to generate cash to satisfy its requirement as a regulated investment company to distribute all of its net income (including non-cash income attributable to zero-coupon securities). These actions may reduce the assets to which the Fund’s expenses could otherwise be allocated and may reduce the Fund’s rate of return.
High Portfolio Turnover Risk. The Fund will likely engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term capital gains that will generally be taxable to shareholders as ordinary income.
Industry and Sector Focus Risk. At times, the Fund may increase the relative emphasis of its investments in a particular industry or sector. The prices of securities of issuers in a particular industry or sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the Fund increases the relative emphasis of its investments in a particular industry or sector, its shares’ values may fluctuate in response to events affecting that industry or sector.
Transactions Risk. The Fund could experience a loss and its liquidity may be negatively impacted when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices. Similarly, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.
You could lose money investing in the Fund.
The Fund’s Past Performance
This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class R2 Shares has varied from year to year for the past
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JPMorgan Unconstrained Debt Fund (continued)
seven calendar years. The table shows the average annual total returns for the past one year, five years and life of the Fund. The table compares that performance to the Bloomberg Barclays U.S. Aggregate Index, the ICE BofAML 3-Month U.S. Treasury Bill Index, and the Lipper Alternative Credit Focus Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other indexes, the Lipper index includes the fees and expenses of the mutual funds included in the indexes. The performance of Class R6 Shares in the performance table is based on the performance of Class R5 Shares prior to the inception of Class R6 Shares. The actual returns of Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class R5 Shares. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111. Effective October 22, 2014, the Fund adopted an 80% policy. The Fund’s past performance would have been different if the Fund was managed by this policy.
YEAR-BY-YEAR RETURNS - CLASS R2 SHARES
Best Quarter	4Q 2013	2.92%
Worst Quarter	3Q 2011 2Q 2013	-1.30%
The Fund’s year-to-date total return through 3/31/18 was -0.33%.
AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2017)
	Past 1 Year	Past 5 Years	Life of Fund (since 12/01/2010)
CLASS R2 SHARES
Return Before Taxes	3.92%	2.31%	2.77%
Return After Taxes on Distributions	2.99	1.08	1.61
Return After Taxes on Distributions and Sale of Fund Shares	2.21	1.19	1.62
CLASS R5 SHARES
Return Before Taxes	4.60	3.04	3.50
CLASS R6 SHARES
Return Before Taxes	4.66	3.07	3.53
Bloomberg Barclays U.S. Aggregate Index
(Reflects No Deduction for Fees, Expenses, or Taxes)	3.54	2.10	3.10
ICE BofAML 3-Month US Treasury Bill Index
(Reflects No Deduction for Fees, Expenses, or Taxes)	0.86	0.27	0.22
Lipper Alternative Credit Focus Funds Index
(Reflects No Deduction for Taxes)	4.67	1.68	3.00 [1]
1	The benchmark commenced operations on 9/30/11. Performance for the benchmark is for 9/30/11.
After-tax returns are shown for only the Class R2 Shares and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Management
J.P. Morgan Investment Management Inc.
Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Robert Michele	2010	Managing Director
Nicholas J. Gartside	2011	Managing Director
Iain T. Stealey	2010	Managing Director

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Purchase and Sale of Fund Shares
Purchase minimums
There is no minimum or maximum purchase requirements with respect to Class R2 or Class R5 Shares.
For Class R6 Shares
To establish an account	$15,000,000 for Direct Investors
$5,000,000 for Discretionary Accounts
To add to an account	No minimum levels
There is no investment minimum for other Class R6 eligible investors.
In general, you may purchase or redeem shares on any business day:
•	Through your Financial Intermediary or the eligible retirement plan or college savings plan through which you invest in the Fund
•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528
•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111
Tax Information
The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in a 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
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Additional Information About the Funds’ Investment Strategies
Each of the Funds described in this prospectus is managed by J.P. Morgan Investment Management Inc. (JPMIM). The principal types of securities and the main strategies that each Fund currently anticipates using are summarized in its Risk/Return Summary. Except as otherwise indicated, the strategies described below are principal investment strategies of each Fund. Where applicable, the following identifies other strategies that are not anticipated to be main strategies of a Fund but that may become more important to a Fund’s management in the future. The Funds may utilize these investments and strategies to a greater or lesser degree in the future.
The frequency with which each Fund buys and sells securities will vary from year to year, depending on market conditions.
Credit Quality. Some of the Funds limit their investments to investment grade securities or the unrated equivalent while others may invest in below investment grade securities (also known as junk bonds). Except as otherwise provided with respect to the Corporate Bond Fund, Income Fund and Short Duration Core Plus Fund, investment grade securities carry a minimum rating of Baa3, BBB–, or BBB– by Moody’s Investors Service Inc. (Moody’s), Standard & Poor’s Corporation (S&P), or Fitch Ratings (Fitch), respectively, or the equivalent by another nationally recognized statistical rating organization (NRSRO), or are unrated but deemed by the adviser to be of comparable quality. A “junk bond” is a debt security that is rated below investment grade. Junk bonds also include unrated securities that the adviser believes to be of comparable quality to debt securities that are rated below investment grade. Junk bonds are also called “high yield bonds” and “non-investment grade bonds.” These securities generally are rated in the fifth or lower rating categories (for example, BB+ or lower by S&P and Ba1 or lower by Moody’s). These securities generally offer a higher yield than investment grade securities, but involve a high degree of risk. A security’s quality is determined at the time of purchase and securities that are rated investment grade or the unrated equivalent may be downgraded or decline in credit quality such that subsequently they would be deemed to be below investment grade. The adviser will consider such an event in determining whether a Fund should continue to hold the security. Please see Corporate Bond Fund, Income Fund and Short Duration Core Plus Fund for information concerning Credit Quality applicable to those Funds.
As indicated in the risk/return summaries, some of the Funds may invest in “sub-prime” mortgage-related securities. “Sub-prime” loans, which have higher interest rates, are made to borrowers with low credit ratings or other factors that increase the risk for default. In generally, these borrowers have impaired or limited credit history.
Average Weighted Maturity. Some of the Funds have policies with respect to average weighted maturity as described in the risk/return summaries. Such Funds may have a longer or shorter average weighted maturity under certain market condi-
tions. In addition, such Funds may shorten or lengthen their average weighted maturity if deemed appropriate for temporary defensive purposes. Average weighted maturity is the average of all the current maturities (that is, the term of the securities of the individual bonds in the Fund calculated so as to count most heavily those securities with the highest dollar value). Average weighted maturity is important to investors as an indication of a Fund’s sensitivity to changes in interest rates.
Usually, the longer the average weighted maturity, the more fluctuation in share price you can expect. Mortgage-related securities are subject to prepayment of principal which can shorten the average weighted maturity of a Fund. Therefore, in the case of a Fund which holds mortgage-backed securities, asset-backed securities and similar types of securities, the average weighted maturity of a Fund is equivalent to its weighted average life. Weighted average life is the average weighted maturity of the cash flows in the securities held by the Fund given certain prepayment assumptions.
Core Bond Fund
For purposes of the Fund’s fundamental policy to invest at least 80% of its Assets in bonds, a “bond” is a debt security with a maturity of 90 days or more at the time of its issuance. Some examples of bonds include securities issued or guaranteed by the U.S. government or its agencies and instrumentalities, a domestic or a foreign corporation or a municipality, securities issued or guaranteed by a foreign government or its agencies and instrumentalities, securities issued or guaranteed by domestic and supranational banks, mortgage-related and mortgage-backed securities, including principal-only and interest-only stripped mortgage-backed securities, collateralized mortgage obligations, asset-backed securities, convertible bonds, stripped government securities and zero-coupon obligations.
The Fund’s average weighted maturity will ordinarily range between four and 12 years. The Fund may have a longer or shorter average weighted maturity under certain market conditions and the Fund may shorten or lengthen its average weighted maturity if deemed appropriate for temporary defensive purposes. Because of the Fund’s holdings in asset-backed, mortgage-backed and similar securities, the Fund’s average weighted maturity is equivalent to the average weighted maturity of the cash flows in the securities held by the Fund given certain prepayment assumptions (also known as weighted average life).
The Fund may invest in bonds and other debt securities that are rated in the lowest investment grade category.
In addition, all securities will be U.S. dollar-denominated although they may be issued by a foreign corporation or a U.S. affiliate of a foreign corporation or a foreign government or its agencies and instrumentalities. The adviser may invest a significant portion or all of its assets in mortgage-related and

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mortgage-backed securities in the adviser’s discretion. The Fund expects to invest no more than 10% of its assets in “sub-prime” mortgage-related securities at the time of purchase.
The Fund may engage in securities lending. The use of securities lending is not a principal strategy of the Fund.
WHAT IS SECURITIES LENDING?
Securities lending involves the loan of securities to borrowers in exchange for cash collateral which a Fund may reinvest. During the term of the loan, the Fund is entitled to receive amounts equivalent to distributions paid on the loaned securities as well as the return on the cash collateral investments. Upon termination of the loan, the Fund is required to return the cash collateral to the borrower plus an agreed upon rebate. Securities lending is not a principal strategy of any of the Funds.
The Fund may invest in loan participations and assignments (Loans) although the Fund does not currently use Loans as part of its principal investment strategy.
The Fund has flexibility to invest in derivatives and may use such instruments to manage duration, sector and yield curve exposure, credit and spread volatility and to respond to volatile market conditions. Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may also be used as substitutes for securities in which the Fund can invest. Although the use of derivatives is not a principal strategy of the Fund, the Fund may use futures contracts, options, and swaps from time to time to hedge various investments, for risk management purposes and/or to increase income or gain to the Fund.
Core Plus Bond Fund
For purposes of the Fund’s fundamental policy to invest at least 80% of its assets in bonds, a “bond” is a debt security with a maturity of 90 days or more at the time of its issuance. Some examples of bonds include securities issued or guaranteed by the U.S. government or its agencies and instrumentalities, a domestic or a foreign corporation or a municipality, securities issued or guaranteed by a foreign government or its agencies and instrumentalities, securities issued or guaranteed by domestic and supranational banks, mortgage-related and mortgage-backed securities, collateralized mortgage obligations, asset-backed securities, convertible bonds, stripped government securities and zero-coupon obligations.
The Fund may invest in Loans and Unfunded Commitments. Loans will typically consist of senior floating rate loans (Senior Loans), but may also include secured and unsecured loans, second lien loans or more junior (Junior Loans) and bridge loans. Loans may be issued by obligors in the U.S. or in foreign or emerging markets. When the Fund acquires a loan assignment, the Fund typically will have a direct contractual relationship with the obligor; provided, however, the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent.
The Fund may invest a significant portion of all of its assets in mortgage-related and mortgage-backed securities at the adviser’s discretion. Mortgage-related and mortgage-backed securities may be structured as collateralized mortgage obligations (agency and non-agency), stripped mortgage-backed securities (interest-only or principal-only), commercial mortgage-backed securities, mortgage pass-through securities and cash and cash equivalents. The Fund expects to invest no more than 10% of its assets in “sub-prime” mortgage-related securities at the time of purchase. The Fund may also enter into “dollar rolls” in which the Fund sells mortgage-backed securities and at the same time contracts to buy back very similar securities on a future date.
Up to 35% of the Fund’s net assets may be invested in foreign securities, including securities denominated in foreign currencies (some of which may be below investment grade securities). Foreign securities include securities issued by foreign governments or their agencies and instrumentalities and companies that are incorporated outside the United States, including securities from issuers in countries whose economies are less developed (emerging markets). The Fund’s investments in below investment grade securities or the unrated equivalent including below investment grade foreign securities will not, under normal circumstances, exceed more than 35% of the Fund’s total assets.
The Fund may use derivatives to hedge various investments, for risk management and/or to increase income or gain to the Fund. In addition to the mortgage dollar rolls as described above, the Fund may utilize other relative value strategies involving credit-oriented trades, combinations of derivatives, and combinations of derivatives and fixed income securities. The Fund may also utilize foreign currency derivatives such as currency forwards to hedge its non-dollar investments back to the U.S. dollar or use such derivatives to gain or adjust exposure to particular foreign securities, markets or currencies.
In addition to the investment strategies discussed above, the Fund may engage in securities lending. The Fund may use CPI-U swaps to hedge inflation risk associated with certain debt securities held by the Fund. The Fund may invest in exchange traded funds (ETFs) in order to gain exposure to particular markets including foreign and emerging markets or asset classes. ETFs, which are pooled investment vehicles whose ownership interests are purchased and sold on a securities exchange, may be passively or actively managed. Passively managed ETFs generally seek to track the performance of a particular market index, including broad-based market indexes, as well as indexes relating to particular sectors, markets, regions or industries. Actively managed ETFs do not seek to track the performance of a particular market index. Ordinarily, a Fund must limit its investments in a single non-affiliated ETF to 5% of its total assets and in all non-affiliated ETFs to 10% of
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its total assets. The Securities and Exchange Commission has issued exemptive orders to many ETFs that allow any fund investing in such ETFs to disregard these 5% and 10% limitations, subject to certain conditions. If a Fund invests in ETFs that have received such exemptive orders, it may invest any amount of its total assets in a single ETF or in multiple ETFs. ETFs that are not structured as investment companies as defined in the Investment Company Act of 1940 are not subject to these percentage limitations. The price movement of an index-based ETF may not track the underlying index and may result in a loss. In addition, ETFs may trade at a price above (premium) or below (discount) their net asset value, especially during periods of significant market volatility or stress, causing investors to pay significantly more or less than the value of the ETF’s underlying portfolio. Investments in ETFs are not a principal investment strategy of the Fund. These strategies are not principal investment strategies of the Fund.
The adviser allocates the Fund’s assets among a range of sectors based on strategic positioning and other tactical considerations. The Fund’s allocations will be reviewed and rebalanced periodically, if appropriate. Individual portfolio managers will be responsible for day-to-day investment management decisions on the assets that are allocated to their respective sleeves; provided, however, the remaining credit of the portfolio, excluding distressed debt, will be managed across the ratings continuum. In buying and selling investments for the Fund, the adviser looks for market sectors and individual securities that it believes will perform well over time. The adviser selects individual securities after performing a risk/ reward analysis that includes an evaluation of interest rate risk, credit risk, currency risk, legal provisions and the structure of the transactions. With respect to the high yield portion of the Fund, the adviser focuses on value in choosing securities for the Fund by looking at individual securities against the context of broader market factors.
Corporate Bond Fund
The Fund mainly invests in corporate bonds that are rated investment grade by a nationally recognized statistical rating organization or in securities that are unrated but are deemed by the Fund’s adviser to be of comparable quality. Under normal circumstances, the Fund invests at least 80% of its assets in corporate bonds. “Assets” means net assets plus the amount of borrowings for investment purposes. The Fund will provide shareholders with at least 60 days prior notice of any change in this policy. A “corporate bond” is defined as a debt security issued by a corporation or non-governmental entity with a maturity of 90 days or more at the time of its issuance. Some examples of corporate bonds include corporate debt securities, commercial paper, private placements, restricted securities and other unregistered securities, debt securities of REITS, and debt securities of MLPs, variable and floating rate instruments, when issued securities and delayed delivery securities, and zero coupon, pay-in-kind and deferred payment securities. Corporate bonds may include securities owned by government or quasi-government entities. Such ownership may be significant and allow such entities to control the issuer of a corporate bond. As part of its principal strategy, the Fund invests in corporate bonds structured as corporate debt securities, debt securities of REITs, and MLPs, public or private placements, restricted securities and other unregistered securities.
The Fund is managed relative to the Bloomberg Barclays U.S. Corporate Index (the benchmark). Under normal circumstances, the Fund’s duration is the duration of the benchmark, plus or minus one year. Duration is a measure of price sensitivity of a debt security or a portfolio of debt securities to relative changes in interest rates. For instance, a duration of “five years” means that a security’s or portfolio’s price would be expected to decrease by approximately 5% with a 1% increase in interest rates (assuming a parallel shift in yield curve). As of May 31, 2018, the duration of the benchmark was 7.21 years. The Fund will not invest more than 25% of the value of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry, except that, to the extent that an industry represents 20% or more of the Fund’s benchmark at the time of investment, the Fund may invest up to 35% of its assets in that industry.
The Fund may invest in U.S. dollar-denominated securities of foreign issuers. Such issuers may be in both developed and emerging markets although the Fund does not anticipate investing in emerging markets as a principal strategy. In addition, up to 20% of the Fund’s total assets may be invested in securities rated below investment grade or unrated securities deemed by the adviser to be of comparable quality (also known as junk bonds or high yield bonds) and securities denominated in foreign currencies (some of which may be below investment grade securities). The Fund’s investments in high yield securities may include so called “distressed debt”. Distressed debt includes securities of issuers experiencing financial or operating difficulties, securities where the issuer has defaulted in the payment of interest or principal or in the performance of its covenants or agreements, securities of issuers that may be involved in bankruptcy proceedings, reorganizations or financial restructurings or securities of issuers operating in troubled industries. The Fund seeks to hedge its non-dollar investments back to the U.S. dollar, but may not always be able to do so.
In addition to direct investments in securities, derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps and currency derivatives as tools in the management of portfolio assets. The Fund may use derivatives to hedge various investments, for risk management and/or to increase income or gain to the Fund. In particular, the Fund may invest in swaps structured as interest rate swaps to manage duration relative to the benchmark. The Fund may also

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utilize foreign currency derivatives such as currency forwards, futures and foreign exchange swaps to hedge its non-dollar investments back to the U.S. dollar.
Although the Fund predominantly invests in corporate bonds, the Fund may also invest in U.S. Treasury securities including for cash management purposes and for duration management.
As part of its principal investment strategy and for temporary defensive purposes, any portion of the Fund’s total assets may be invested in cash and cash equivalents.
Although not part of its principal investment strategy, the Fund may invest in bank obligations, commercial paper, convertible securities, inflation-linked debt securities, municipal securities, obligations of supranational agencies, repurchase agreements, short-term funding agreements, variable and floating rate instruments, when-issued securities, delayed delivery securities and forward commitments, zero-coupon, pay-in-kind and deferred payment securities and emerging markets securities. Although the Fund predominantly invests in corporate bonds, the Fund may also invest in equity securities including common stock, preferred stock, trust preferreds and convertible securities, and government debt including U.S. government and agency obligations and sovereign debt obligations. In addition, the Fund may acquire and hold equity securities (or rights to acquire such securities) in connection with an amendment, waiver, conversion or exchange of fixed income securities, in connection with the bankruptcy or workout of a distressed fixed income securities, or upon the exercise of a right or warrant obtained on account of a fixed income security. The Fund may also use credit default swaps related to individual securities or indexes of securities to gain or limit exposure to such securities or to mitigate risk exposure. The Fund may be both a buyer and seller of credit default swaps.
The adviser buys and sells investments for the Fund using a three part process that includes determining: (1) macro credit strategy, (2) sector strategy, and (3) security strategy. In establishing the Fund’s macro credit strategy, the adviser evaluates fundamental, technical and valuation factors, along with macro themes from the adviser’s broader fixed income team, to determine the view on risk for the Fund overall. In the second component of the process, the adviser evaluates sectors based on a blend of top down analysis, including relative value judgments, and bottom up fundamental analysis of companies and their respective sectors to determine sector weightings. The third component of the process focuses on an evaluation of individual companies based on fundamental credit metrics, as well as a review of each company’s competitive environment, event risk and technical factors such as supply, liquidity of debt issued by the company and equity performance. As part of its security strategy, the adviser also evaluates whether environmental, social and governance factors could have a material negative or positive impact on the cash flows or risk profiles of many companies in the universe in which the Fund may invest. These determinations may not be conclusive and securities of issuers that may be negatively impacted by such factors may be purchased and retained by the Fund while the Fund may divest or not invest in securities of issuers that may be positively impacted by such factors. Based on these three components, the adviser overweights and underweights its sector and security investments relative to the benchmark.
Credit Quality. The Fund may invest in investment grade securities or the unrated equivalent as well as in below investment grade securities (also known as junk bonds). Investment grade securities are rated investment grade (Baa3, BBB-, or BBB- or higher) by the following nationally recognized statistical rating organizations (NRSRO), Moody’s, S&P, or Fitch or unrated but deemed by the adviser to be of comparable quality. If three of the NRSROs rate the security, the middle rating is used to determine whether the security is investment grade. If only two of the three NRSROs rate the security, the lower rating is used to determine whether the security is investment grade. If only one of the three NRSROs rates a security, the security will be deemed to be investment grade if rated as investment grade by the NRSRO. If a security is unrated, the adviser must determine that it is of comparable quality to an investment grade security in order for such security to be treated as investment grade. A “junk bond” is a debt security that does not meet the criteria specified above for investment grade securities and is rated below investment grade. Junk bonds also include unrated securities that the adviser believes to be of comparable quality to debt securities that are rated below investment grade. Junk bonds are also called “high yield bonds” and “non-investment grade bonds.” These securities generally are rated in the fifth or lower rating categories (for example, BB or lower by S&P and Ba or lower by Moody’s). These securities generally offer a higher yield than investment grade securities, but involve a high degree of risk. A security’s quality is determined at the time of purchase and securities that are rated investment grade or the unrated equivalent may be downgraded or decline in credit quality such that subsequently they would be deemed to be below investment grade. The adviser will consider such an event in determining whether a Fund should continue to hold the security.
Emerging Markets Corporate Debt Fund
The Fund invests primarily in corporate debt investments that the adviser believes have the potential to provide total return from countries whose economies or bond markets are less developed (emerging markets). Under normal circumstances, the Fund invests at least 80% of its Assets in Emerging Markets Corporate Debt Investments. “Assets” means net assets, plus the amount of borrowings for investment purposes. Shareholders will be provided with at least 60 days notice prior to changing this policy.
“Emerging Markets Corporate Debt Investments” are debt instruments issued by corporate or other business organizations located in or tied economically to an emerging market. Emerging markets currently include most countries in the world except Australia, Canada, Japan, New Zealand, the U.S., the
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United Kingdom and most western European countries. An investment will be deemed to be tied economically to emerging markets if: (1) the issuer is organized under the laws of, or has a principal place of business in an emerging market; or (2) the principal listing of the issuer’s securities is in a market that is in an emerging market; or (3) the issuer derives at least 50% of its total revenues or profits from goods that are produced or sold, investments made, or services performed in an emerging market; or (4) the issuer has at least 50% of its assets located in an emerging market.
Some examples of Emerging Markets Corporate Debt Investments include brady bonds, corporate debt securities, commercial paper, convertible securities, inflation-linked debt securities, loan assignments and participations (Loans), commitments to purchase loan assignments (Unfunded Commitments), private placements, restricted securities and other unregistered securities, structured investments including credit-linked notes (CLNs), sukuk, variable and floating instruments, when-issued securities and delayed delivery securities and zero-coupon, pay-in-kind and deferred payment securities. Emerging Markets Corporate Debt Investments may include securities owned by government or quasi-government entities. Such ownership may be significant and allow such entities to control the issuer of an Emerging Markets Corporate Debt Investment.
As part of its main investment strategies, the Fund invests in Emerging Markets Corporate Debt Investments structured as corporate bonds and debt securities, private placements, restricted securities, and variable and floating rate instruments. The Fund invests mainly in U.S. dollar denominated Emerging Markets Corporate Debt Investments but may, to a lesser extent, invest in non-dollar denominated investments in securities. In addition to its investments in Emerging Markets Corporate Debt Investments, the Fund may invest in sovereign debt securities, obligations of supranational agencies and foreign municipal securities. Sovereign debt securities are securities that are issued or guaranteed by foreign sovereign governments or their agencies, authorities or political subdivisions or instrumentalities.
The Fund’s investments may be of any maturity. Under normal circumstances, the Fund will invest no more than 65% of its total assets in securities that are rated below investment grade (commonly known as junk bonds) or the unrated equivalent. Such securities may include so called “distressed debt.” “Distressed debt” includes securities of issuers experiencing financial or operating difficulties, securities where the issuer has defaulted in the payment of interest or principal or in the performance of its covenants or agreements, securities of issuers that may be involved in bankruptcy proceedings, reorganizations or financial restructurings or securities of issuers operating in troubled industries.
Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps, and forwards including non-deliverable forwards. The Fund may also use such derivatives to seek to increase income or gain to the Fund and as part of the risk management process. Generally, the Fund uses futures including treasury futures and credit default swaps for hedging and to manage duration. In addition, the Fund uses foreign currency derivatives including forward foreign currency contracts to establish or adjust the Fund’s currency exposure and to manage currency risk. The Fund may use derivatives to hedge non-dollar investments back to the U.S. dollar but may not always do so.
In deciding to buy and sell securities and investments for the Fund, the adviser combines top down macro-economic research with bottom up fundamental credit and country analysis. The adviser is value oriented and makes decisions to purchase and sell individual securities and instruments based on quantitative assessment of an issuer’s cashflows, debt structure, debt ratios and profitability and a qualitative assessment of how each issuer will perform relative to other issuers in the region. Generally, the adviser will sell a security when, based on fundamental credit analysis and the considerations described above, the adviser believes that there is better relative value available in the market in securities of comparable quality or when the adviser believes the issuer’s credit quality will deteriorate materially.
Additional Investment Strategies
Although not part of its principal investment strategy, the Fund may invest in common stock, common stock warrants and rights and a wide variety of debt instruments including brady bonds, commercial paper, convertible securities, inflation-linked debt securities, when-issued securities and delayed delivery securities, Sukuk, structured investments including CLNs, mortgage-backed securities and zero-coupon, pay-in-kind and deferred payment securities. Sukuk are certificates, similar to bonds, issued by the issuer to obtain an upfront payment in exchange for an income stream to be generated by certain assets of the issuer.
Emerging Markets Debt Fund
Under normal circumstances, the Fund invests at least 80% of the value of its Assets in emerging market debt investments. “Assets” means net assets, plus the amount of borrowings for investment purposes. The Fund invests primarily in debt securities that it believes have the potential to provide a high total return from countries whose economies or bond markets are less developed. This designation currently includes most countries in the world except Australia, Canada, Japan, New Zealand, the U.S., the United Kingdom and most western European countries. The Fund invests in sovereign debt securities. Sovereign debt securities are securities that are issued or guaranteed by foreign sovereign governments or their agencies, authorities or political subdivisions or instrumentalities,

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and supranational agencies. The Fund may also invest in debt securities issued or guaranteed by foreign corporations and foreign financial institutions.
The Fund may invest in mortgage pass-through securities eligible to be sold in the “to-be-announced” or TBA market (Mortgage TBAs). Mortgage TBAs provide for the forward or delayed delivery of the underlying instrument with settlement up to 180 days. Mortgage TBAs currently are not used as part of the Fund’s principal investment strategy. The term TBA comes from the fact that the actual mortgage-backed security that will be delivered to fulfill a TBA trade is not designated at the time the trade is made, but rather is announced 48 hours before the settlement date.
The Fund may sell mortgage TBAs short which does not involve borrowing a security. The Fund may also engage in short selling in which it must borrow a security it wants to sell short. These types of short selling are not currently principal investment strategies of the Fund.
Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may also be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps, and foreign currency derivatives to help manage duration, sector and yield curve exposure and credit and spread volatility. The Fund may hedge its non-dollar investments back to the U.S. dollar through the use of such derivatives, but may not always do so. In addition to hedging non-dollar investments, the Fund may use such derivatives to increase income and gain to the Fund and/or as part of its risk management process by establishing or adjusting exposure to particular foreign securities, markets or currencies.
In making investment decisions for the Fund, the adviser establishes overweight and underweight positions versus the J.P. Morgan Emerging Markets Bond Index Global Diversified based on weighted spread duration. Spread duration is the measure of the expected price sensitivity of a bond or group of bonds to changes in spreads. Spreads are measured by the difference in yield between bonds from a specific sector or country and U.S. Treasury securities. Generally, the prices of a bond from a specific sector or country of bonds will increase when spreads tighten and decrease when spreads widen. The adviser uses top down macroeconomic research to assess the general market conditions that may cause spreads to tighten or widen in the countries and sectors where the Fund invests. Based on this top down research, the adviser establishes overweight positions in countries and sectors that it believes are more likely to benefit from tightening spreads and underweight positions in countries and sectors that it believes are more likely to be negatively impacted by widening spreads, a process that is referred to as weighted spread duration.
To implement these overweight and underweight positions, the adviser uses bottom up fundamental research to evaluate the relative attractiveness of the individual securities in each country and sector. The adviser is value oriented and this bottom up fundamental research is based on a quantitative assess-
ment of an issuer’s cash flows, debt structure, debt ratios and profitability and a qualitative assessment of how each issuer will perform relative to other issuers in the country or sector. Generally, the adviser will sell a security when, based on the considerations described above, the adviser believes that there is better relative value available in the country or sector in securities of comparable quality, or when the adviser believes the issuer’s credit quality will deteriorate materially.
Although not part of its principal investment strategy, the Fund may invest in Sukuk. Sukuk are certificates, similar to bonds, issued by the issuer to obtain an upfront payment in exchange for an income stream to be generated by certain assets of the issuer.
Government Bond Fund
The Fund may invest in securities issued by the U.S. government and its agencies and instrumentalities and related to securities issued or guaranteed by the U.S. government and its agencies and instrumentalities. The Fund may also invest in securities which are guaranteed by the U.S. government and its agencies and instrumentalities so long as such securities are backed by the full faith and credit of the United States.
The Fund mainly invests in government bonds as defined below with intermediate to long remaining maturities. These include mortgage-backed securities, including those issued or guaranteed by Ginnie Mae, Fannie Mae or Freddie Mac. The Fund may invest a significant portion or all of its assets in mortgage-backed securities in the adviser’s discretion.
Under normal circumstances, the Fund will invest at least 80% of its Assets in government bonds including bonds issued or guaranteed by the U.S. government and its agencies and instrumentalities. The Fund will provide shareholders at least 60 days prior notice of any change of this policy. For purposes of this policy, “Assets” means net assets plus the amount of borrowings for investment purposes. The Fund will provide shareholders at least 60 days prior notice of any change of this policy. For purposes of the Fund’s policy to invest at least 80% of its assets in government bonds under normal circumstances, a “government bond” is a debt instrument with a maturity of 90 days or more at the time of its issuance and with principal and interest guaranteed by the U.S. government and its agencies and instrumentalities, as well as stripped government securities and mortgage-related and mortgage-backed securities, including principal-only and interest-only stripped mortgage-backed securities, and collateralized mortgage obligations. Ordinarily, such bonds will have principal and interest guaranteed by the U.S. government or its agencies and instrumentalities, be subject to repurchase agreements, or represent an interest in or be secured by mortgages that are issued or guaranteed by certain U.S. government agencies or instrumentalities.
The Fund’s average weighted maturity will ordinarily range between three and 15 years, taking into account expected prepayment of principal on certain investments. The Fund may have a longer or shorter average weighted maturity under
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certain market conditions and the Fund may shorten or lengthen its average weighted maturity if deemed appropriate for temporary defensive purposes. Because of the Fund’s holdings in mortgage-backed and similar securities, the Fund’s average weighted maturity is equivalent to the average number of years for which each dollar of unpaid principal on a loan or mortgage securing mortgage-backed and similar securities remains outstanding given certain prepayment assumptions (also known as weighted average life).
The Fund’s adviser has flexibility with respect to the Fund’s duration. Currently, the Fund’s adviser aims to maintain a duration of between 5.00 and 5.50 years over the long term, although the Adviser has the flexibility to maintain a longer or shorter duration when it believes it is advisable to do so. Duration is a measure of the price sensitivity of a debt security or a portfolio of debt securities to relative changes in interest rates. For instance, a duration of three years means that a security’s or portfolio’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in yield curve).
Additional Investment Strategies
The Fund has flexibility to invest in derivatives including futures contracts, options, and swaps in order to hedge various investments, for risk management purposes and/or to increase income or gain to the Fund. Derivatives, which are instruments which have a value based on another instrument, exchange rate or index, may also be used as substitutes for securities in which the Fund can invest. In particular, the Fund may use futures contracts including treasury futures, options and swaps to manage cash inflows and duration and as substitutes for securities in which the Fund may invest.
The Fund may engage in securities lending. The use of securities lending is not a principal strategy of the Fund.
High Yield Fund
Under normal circumstances, the Fund invests at least 80% of its Assets in bonds, other debt securities, loan assignments and participations (Loans), commitments to purchase loan assignments (Unfunded Commitments) and preferred stocks that are rated below investment grade or unrated. The Fund will provide shareholders at least 60 days prior notice of any change of this policy. For purposes of this policy, “Assets” means net assets plus the amount of borrowings for investment purposes.
A “bond” is a debt security with a maturity of 90 days or more at the time of its issuance issued or guaranteed by the U.S. government or its agencies and instrumentalities, a domestic or a foreign corporation or a municipality, securities issued or guaranteed by a foreign government or its agencies and instrumentalities, securities issued or guaranteed by domestic and supranational banks, mortgage-related and mortgage-backed securities, asset-backed securities, convertible bonds, stripped government securities and zero-coupon obligations.
Up to 20% of the Fund’s total assets may be invested in other securities, including investment grade securities. The Fund’s average weighted maturity ordinarily will range between three and ten years, although the Fund may shorten its weighted average maturity to as little as two years if deemed appropriate for temporary defensive purposes. The Fund may have a longer or shorter average weighted maturity under certain market conditions.
The Fund may invest no more than 30% of its net assets in Loans and Unfunded Commitments. Loans will typically consist of senior floating rate loans (Senior Loans), but may also include secured and unsecured loans, second lien loans or more junior (Junior Loans) and bridge loans. Loans may be issued by obligors in the U.S. or in foreign or emerging markets. When the Fund acquires a loan assignment, the Fund typically will have a direct contractual relationship with the obligor; provided, however, the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent.
The Fund may invest up to 100% of the Fund’s total assets in below investment grade or unrated securities. Such securities are also known as “junk bonds,” “high yield bonds” and “non- investment grade bonds.” Such securities may include so called “distressed debt”. Distressed debt includes securities of issuers experiencing financial or operating difficulties, securities where the issuer has defaulted in the payment of interest or principal or in the performance of its covenants or agreements, securities of issuers that may be involved in bankruptcy proceedings, reorganizations or financial restructurings or securities of issuers operating in troubled industries. All securities will be U.S. dollar-denominated although they may be issued by a foreign corporation, government or its agencies and instrumentalities.
In addition to direct investments in securities, derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options and swaps to hedge various investments, for risk management and/or to increase income or gain to the Fund. In particular, the Fund may invest in swaps structured as credit default swaps related to individual Loans or other securities or indexes of Loans or other securities to gain exposure to such Loans and other securities, to mitigate risk exposure or to manage cash flow needs.
Although the Fund predominantly invests in debt securities and income producing securities, it may also invest in common stock from time to time. In addition, the Fund may acquire and hold such securities (or rights to acquire such securities) in connection with an amendment, waiver, conversion or exchange of fixed income securities, in connection with the bankruptcy or workout of distressed fixed income securities, or upon the exercise of a right or warrant obtained on account of a fixed income security.

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The Fund may engage in securities lending. The use of securities lending is not a principal strategy of the Fund.
Income Fund
The Fund has broad flexibility to invest in a wide variety of debt securities and instruments of any maturity. The Fund may invest in fixed and floating rate debt securities issued in both U.S. and foreign and emerging markets. The Fund invests primarily in U.S. dollar denominated securities, although the Fund may also invest in non-dollar denominated securities. The Fund currently anticipates that it will invest no more than 10% of its total assets in non-dollar denominated securities, although, from time to time, the Fund may invest a greater percentage of its assets in non-dollar denominated securities to take advantage of market conditions.
In connection with managing volatility, the Fund seeks to maintain a duration of ten years or less, although, under certain market conditions such as in periods of significant volatility in interest rates and spreads, the Fund’s duration may be longer than ten years. Duration is a measure of the price sensitivity of a debt security or a portfolio of debt securities to relative changes in interest rates. For instance, a duration of three years means that a security’s or portfolio’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in yield curve). The yield curve shows the relationship between yields and maturity dates for a set of similar bonds.
Although the Fund has the flexibility to invest above 65% of its total assets in investments that are rated below investment grade (also known as junk bonds or high yield securities) or the unrated equivalent to take advantage of market opportunities, under normal market conditions the Fund invests at least 35% of its total assets in investments that, at the time of purchase, are rated investment grade or better.
Below investment grade securities may include so-called “distressed debt.” Distressed debt includes securities of issuers experiencing financial or operating difficulties, securities where the issuer has defaulted in the payment of interest or principal or in the performance of its covenants or agreements, securities of issuers that may be involved in bankruptcy proceedings, reorganizations or financial restructurings or securities of issuers operating in troubled industries.
A significant portion of the Fund’s assets may be invested in asset-backed securities, mortgage-related securities and mortgage-backed securities. Such securities may be structured as CMOs and stripped mortgage-backed securities, including those structured such that payments consist of IO, PO or principal and interest. The Fund also may invest in inverse floaters and inverse IOs, which are debt securities with interest rates that reset in the opposite direction from the market rate to which the security is indexed. The Fund may also invest in structured investments and ARMs. The Fund may invest a significant amount of its assets in sub-prime mortgage-related securities.
The Fund may invest in securities issued by the U.S. government and its agencies and instrumentalities including U.S. Treasury securities, treasury receipts and obligations and securities issued by Ginnie Mae, Fannie Mae and Freddie Mac. The Fund may also invest in custodial receipts.
The Fund may also invest in mortgage pass-through securities including securities eligible to be sold on the “to-be-announced” or TBA market (mortgage TBAs). Mortgage TBAs provide for the forward or delayed delivery of the underlying instrument with settlement up to 180 days. The term TBA comes from the fact that the actual mortgage-backed security that will be delivered to fulfill a TBA trade is not designated at the time the trade is made, but rather is announced 48 hours before the settlement date.
The Fund may enter into dollar rolls, in which the Fund sells mortgage-backed securities including mortgage TBAs and at the same time contracts to buy back very similar securities on a future date. The Fund may also sell mortgage TBAs short. This strategy does not involve borrowing a security.
The Fund may invest in inflation-linked debt securities including fixed and floating rate debt securities of varying maturities issued by the U.S. government, its agencies and instrumentalities, such as TIPS. Unlike conventional bonds, the principal and interest payments of TIPS are adjusted periodically to the CPI-U. The Fund may also invest in inflation-linked debt securities issued by other entities such as corporations, foreign governments and foreign issuers. The Fund may invest in Loans and Unfunded Commitments. The Loans in which the Fund may invest will typically consist of senior floating rate loans, but may also include secured and unsecured loans, second lien loans or more junior and bridge loans. Loans may be issued by obligors in the U.S. or in foreign or emerging markets. When the Fund acquires a loan assignment, the Fund typically will have a direct contractual relationship with the obligor; provided, however, the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent.
The Fund may also invest in convertible securities and preferred stock that the adviser believes will produce income or generate return. The Fund also may use bank obligations, commercial paper, corporate debt securities, custodial receipts, inverse floating rate instruments, municipal securities, private placements, restricted securities and other unregistered securities, REITs, short-term funding agreements, when-issued securities, delayed delivery securities and forward commitments, and zero-coupon, pay-in-kind and deferred payment securities. The securities in which the Fund invests may include debt securities issued by governments and their agencies, supranational organizations, corporations, and banks.
The Fund has flexibility to utilize derivatives and at times, use of such derivatives may be a principal strategy. Derivatives are instruments that have a value based on another instrument, exchange rate or index. Derivatives will be used primarily for hedging, including duration hedging, but may also be used as
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substitutes for securities in which the Fund can invest. Such derivatives may include futures contracts, options, swaps including interest rate and credit default swaps and forward contracts. The Fund may also use derivatives for other hedging purposes (e.g., decreasing or increasing exposure to certain securities), to increase income and gain to the Fund, as part of its risk management process by establishing or adjusting exposure to particular securities, markets or currencies and/or to manage cash flows. The Fund may be both a buyer and a seller of credit default swaps.
As part of its principal investment strategy and for temporary defensive purposes, any portion of the Fund’s assets may be invested in cash and cash equivalents.
The Fund may invest in exchange traded funds (ETFs) in order to gain exposure to particular markets including foreign and emerging markets or asset classes. ETFs, which are pooled investment vehicles whose ownership interests are purchased and sold on a securities exchange, may be passively or actively managed. Passively managed ETFs generally seek to track the performance of a particular market index, including broad-based market indexes, as well as indexes relating to particular sectors, markets, regions or industries. Actively managed ETFs do not seek to track the performance of a particular market index. Ordinarily, a Fund must limit its investments in a single non-affiliated ETF to 5% of its total assets and in all non-affiliated ETFs to 10% of its total assets. The Securities and Exchange Commission has issued exemptive orders to many ETFs that allow any fund investing in such ETFs to disregard these 5% and 10% limitations, subject to certain conditions. If a Fund invests in ETFs that have received such exemptive orders, it may invest any amount of its total assets in a single ETF or in multiple ETFs. ETFs that are not structured as investment companies as defined in the Investment Company Act of 1940 are not subject to these percentage limitations. The price movement of an index-based ETF may not track the underlying index and may result in a loss. In addition, ETFs may trade at a price above (premium) or below (discount) their net asset value, especially during periods of significant market volatility or stress, causing investors to pay significantly more or less than the value of the ETF’s underlying portfolio. Investments in ETFs are not a principal investment strategy of the Fund.
In buying and selling investments for the Fund, the adviser uses a flexible, opportunistic approach that combines strategy and sector rotation (asset allocation). Strategy rotation refers to the shifting of investment among the multiple debt markets in which the Fund may invest. Sector rotation refers to the shifting of investments from one or more sectors (for example, high yield) into one or more other sectors (for example, emerging markets). For each strategy/sector, dedicated specialists provide security research and recommendations to the lead portfolio managers. Buy and sell decisions are based on fundamental, quantitative and technical analysis, including the expected potential to generate income. As part of its risk management strategy, the adviser typically will invest in multiple strategies/sectors, but, as part of the Fund’s opportunistic strategy, the adviser has flexibility to invest in a single or small number of strategies/sectors from time to time. Due to the Fund’s flexible asset allocation approach, the Fund’s risk exposure may vary and a risk associated with an individual strategy or type of investment may become more pronounced when the Fund utilizes a single strategy or type of investment or only a few strategies or types of investments. Generally, the adviser will sell a security when, based on fundamental, quantitative and technical analysis and the considerations described above, the adviser believes the issuer’s credit quality will deteriorate materially or when the adviser believes that there is better relative value available in the market in securities of comparable quality.
Credit Quality. The Fund may invest in investment grade securities or the unrated equivalent and below investment grade securities (also known as junk bonds). Investment grade securities carry a minimum rating of Baa3, BBB–, or BBB– by at least one of Moody’s Investors Service Inc. (Moody’s), Standard & Poor’s Corporation (S&P), or Fitch Ratings (Fitch), respectively, or the equivalent by another nationally recognized statistical rating organization (NRSRO), or are unrated but deemed by the adviser to be of comparable quality. A “junk bond” is a debt security that is rated below investment grade. Junk bonds also include unrated securities that the adviser believes to be of comparable quality to debt securities that are rated below investment grade. Junk bonds are also called “high yield bonds” and “non-investment grade bonds.” These securities generally are rated in the fifth or lower rating categories (for example, BB+ or lower by S&P and Ba1 or lower by Moody’s). These securities generally offer a higher yield than investment grade securities, but involve a high degree of risk. A security’s quality is determined at the time of purchase and securities that are rated investment grade or the unrated equivalent may be downgraded or decline in credit quality such that subsequently they would be deemed to be below investment grade. The adviser will consider such an event in determining whether the Fund should continue to hold such a security.
Additional Investment Strategies
Although the Fund predominantly invests in debt securities and income producing securities, it may also invest in common stock from time to time. In addition, the Fund may acquire and hold such securities (or rights to acquire such securities) in connection with an amendment, waiver, conversion or exchange of fixed income securities, in connection with the bankruptcy or workout of distressed fixed income securities, or upon the exercise of a right or warrant obtained on account of a fixed income security.
The Fund may also originate loans, in which the Fund may lend money directly to an obligor by investing in limited liability companies that make loans directly to obligors.

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Inflation Managed Bond Fund
The Fund is designed to protect the total return generated by its core fixed income holdings from inflation risk. As used in the Fund’s goal, “total return” includes income and capital appreciation. The Fund is not able to and does not seek to achieve its objective primarily through investments in inflation-protected fixed income securities. Instead, because of the limited supply of certain inflation-protected fixed income securities, the Fund synthetically creates inflation protection by investing in a combination of conventional (i.e., non-inflation-protected) fixed income securities and CPI-U swaps. The swaps are structured so that one counterparty agrees to pay the cumulative percentage change in the CPI-U over the duration of the swap. The other counterparty (the Fund) pays a compounded fixed rate (zero-coupon inflation-swap rate), which is based on the “breakeven inflation rate,” calculated as the yield difference between a nominal U.S. Treasury security and a TIPS of equal maturity. This strategy is intended to create the equivalent of a portfolio of inflation-protected securities.
Secondarily, the Fund may purchase other investments including inflation-protected fixed income securities such as TIPS.
Under normal circumstances, the Fund will invest at least 80% of its Assets in bonds. The Fund will provide shareholders at least 60 days prior notice of any change in this policy. “Assets” means net assets plus the amount of borrowings for investment purposes. A “bond” is a debt security with a maturity of 90 days or more at the time of its issuance. Bonds may be issued or guaranteed by the U.S. government or its agencies and instrumentalities, a domestic or a foreign corporation or a municipality. Bonds also include securities issued or guaranteed by a foreign government or its agencies and instrumentalities, securities issued by or guaranteed by domestic and supranational banks, mortgage-related and mortgage-backed securities, including principal-only and interest-only stripped mortgage-backed securities and collateralized mortgage obligations, asset-backed securities, convertible bonds, stripped government securities and zero-coupon obligations.
Limited Duration Bond Fund
The Fund mainly invests in mortgage-backed securities, asset-backed securities, mortgage-related securities, adjustable rate mortgages, money market instruments, and structured investments. These investments may be structured as collateralized mortgage obligations (agency and non-agency), stripped mortgage-backed securities, commercial mortgage-backed securities, and mortgage pass-through securities. These securities may be structured such that payments consist of interest-only (IO), principal-only (PO) or principal and interest.
Under normal circumstances, the Fund will invest at least 80% of its Assets in bonds. “Assets” means net assets plus the amount of borrowings for investment purposes. The Fund will provide shareholders with at least 60 days notice of a change in the policy to invest at least 80% of its Assets in bonds. For purposes of the Fund’s policy to invest 80% of its assets in bonds under normal circumstances, a “bond” is a debt security with a maturity of 90 days or more at the time of its issuance. Some examples of bonds include securities issued or guaranteed by the U.S. government or its agencies and instrumentalities, a domestic or a foreign corporation or a municipality, securities issued or guaranteed by a foreign government or its agencies and instrumentalities, securities issued or guaranteed by domestic and supranational banks, mortgage-related and mortgage-backed securities, including principal-only and interest-only stripped mortgage-backed securities, collateralized mortgage obligations, asset-backed securities, convertible bonds, stripped government securities and zero-coupon obligations.
The Fund seeks to maintain a duration of three years or less, although, under certain market conditions, such as in periods of significant volatility in interest rates and spreads, the Fund’s duration may be longer than three years. Duration is a measure of the price sensitivity of a debt security or a portfolio of debt securities to relative changes in interest rates. For instance, a “duration of three years” means that a security’s or portfolio’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in yield curve). Information concerning the Fund’s duration can be found at www.jpmorganfunds.com.
The Fund invests in fixed and floating rate debt securities representing an interest in or secured by residential mortgage loans. These securities often are issued or guaranteed by the U.S. government, its agencies or instrumentalities such as Ginnie Mae, Fannie Mae or Freddie Mac. However, the Fund may also purchase mortgage-backed securities and asset-backed securities that are issued by non-governmental entities. Such securities may or may not have private insurer guarantees of timely payments.
Securities purchased by the Fund will be rated investment grade (or the unrated equivalent) at the time of purchase. In addition, all securities will be U.S. dollar-denominated although they may be issued by a foreign corporation, a U.S. affiliate of a foreign corporation or a foreign government or its agencies and instrumentalities. The Fund may invest a significant portion or all of its assets in mortgage-related and mortgage-backed securities at the adviser’s discretion. The Fund may invest up to 25% of its assets in “sub-prime” mortgage-related securities at the time of purchase.
The Fund has flexibility to invest in derivatives and may use such instruments to manage duration, sector and yield curve exposure, credit and spread volatility and to respond to volatile market conditions. Derivatives, which are instruments which have a value based on another instrument, exchange rate or index, may also be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, and swaps in connection with its principal strategies in order to hedge various investments, for risk management purposes and/or to increase income or gain to the Fund.
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Mortgage-Backed Securities Fund
For purposes of the fundamental policy that at least 65% of the Fund’s total assets will consist of bonds, a “bond” is a debt security with a maturity of 90 days or more at the time of its issuance issued or guaranteed by the U.S. government or its agencies and instrumentalities, a domestic or a foreign corporation or a municipality, securities issued or guaranteed by a foreign government or its agencies and instrumentalities, securities issued or guaranteed by domestic and supranational banks, mortgage-related and mortgage-backed securities, asset-backed securities, convertible bonds, stripped government securities and zero-coupon obligations.
The Fund may invest a significant portion or all of its assets in mortgage-backed securities in the adviser’s discretion. The Fund expects to invest no more than 10% of its assets in “sub-prime” mortgage-related securities at the time of purchase. All securities will be U.S. dollar-denominated although they may be issued by a foreign corporation or a U.S. affiliate of a foreign corporation or a foreign government or its agencies and instrumentalities.
The Fund also may invest in other types of non-mortgage related debt securities, including U.S. government securities, asset-backed securities, taxable or tax-exempt municipal securities and corporate debt securities.
The Fund’s average weighted maturity will normally range between two and ten years. The Fund may have a longer or shorter average weighted maturity under certain market conditions and the Fund may shorten or lengthen its average weighted maturity if deemed appropriate for temporary defensive purposes. Because of the Fund’s holdings in asset-backed, mortgage-backed and similar securities, the Fund’s average weighted maturity is equivalent to the average weighted maturity of the cash flows in the securities held by the Fund given certain prepayment assumptions (also known as weighted average life).
The Fund may engage in securities lending. The use of securities lending is not a principal strategy of the Fund.
The Fund may invest in loan participations and assignments (Loans) although the Fund does not currently use Loans as part of its principal investment strategy.
The Fund has flexibility to invest in derivatives and may use such instruments to manage duration, sector and yield curve exposure, credit and spread volatility and to respond to volatile market conditions. Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may also be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, and swaps from time to time to hedge various investments, for risk management purposes and/or to increase income or gain to the Fund although the use of such derivatives is not a principal strategy of the Fund.
Short Duration Bond Fund
As part of its main investment strategy, the Fund may principally invest in U.S. treasury obligations, U.S. government agency securities, corporate bonds, asset-backed securities, mortgage-backed securities, mortgage-related securities and structured instruments. These investments may be structured as collateralized mortgage obligations (agency and non-agency), commercial mortgage-backed securities and mortgage pass-through securities. U.S. government agency securities may be issued or guaranteed by Ginnie Mae, Fannie Mae or Freddie Mac.
Under normal circumstances, the Fund invests at least 80% of its Assets in bonds. The Fund will provide shareholders at least 60 days prior notice of any change of this policy. For purposes of the Fund’s policy to invest 80% of its Assets in bonds under normal circumstances, a “bond” is a debt security with a maturity of 90 days or more at the time of its issuance. Some examples of bonds include securities issued or guaranteed by the U.S. government or its agencies and instrumentalities, a domestic or a foreign corporation or a municipality, securities issued or guaranteed by a foreign government or its agencies and instrumentalities, securities issued or guaranteed by domestic and supranational banks, mortgage-related and mortgage-backed securities, including principal-only and interest-only stripped mortgage-backed securities, collateralized mortgage obligations, asset-backed securities, convertible bonds, stripped government securities and zero-coupon obligations.
The Fund seeks to maintain a duration of three years or less, although under certain market conditions such as in periods of significant volatility in interest rates and spreads, the Fund’s duration may be longer than three years. Duration is a measure of price sensitivity of a debt security or a portfolio of debt securities to relative changes in interest rates. For instance, a duration of “three” means that a security’s or portfolio’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in yield curve). Consistent with the Fund’s short duration strategy, the Fund’s effective average weighted maturity ordinarily will be three years or less taking into account expected amortization and prepayment of principal on certain investments.
Up to 20% of the Fund’s net assets may be invested in preferred stock.
The Fund may invest in bonds and other debt securities that are rated in the lowest investment grade category.
The Fund may engage in securities lending. The use of securities lending is not a principal strategy of the Fund.
The Fund may invest in loan participations and assignments (Loans) although the Fund does not currently use Loans as part of its principal investment strategy.
The Fund has flexibility to invest in derivatives and may use such instruments to manage duration, sector and yield curve exposure, credit and spread volatility and to respond to volatile

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market conditions. Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may also be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, and swaps from time to time to hedge various investments, for risk management purposes and/or to increase income or gain to the Fund, although the use of such derivatives is not a principal strategy of the Fund.
Short Duration Core Plus Fund
Consistent with the Fund’s dual objective of seeking total return and preservation of capital, the Fund uses a multi-sector strategy in order to create a diversified portfolio that generates total return while managing risk. The Fund principally invests in traditional fixed income sectors (for example, investment grade corporate bonds), while also having the flexibility to allocate its assets to extended sectors such as below investment grade securities (also known as high yield or junk bonds) and foreign and emerging markets debt. The Fund may invest in corporate bonds, U.S. treasury obligations and other U.S. government and agency securities, asset-backed, mortgage-related and mortgage-backed securities, mortgage TBAs, private placements, restricted securities and other unregistered securities, and variable and floating rate instruments. Under normal conditions, at least 65% of the Fund’s net assets must be invested in securities that, at the time of purchase, are rated investment grade by a NRSRO or in securities that are unrated but deemed by the adviser to be of comparable quality. The Fund will not invest more than 35% of its net assets in below investment grade securities (or the unrated equivalent) under normal conditions. Up to 35% of the Fund’s net assets may be invested in foreign securities including sovereign and agency debt.
The Fund seeks to maintain a duration of three years or less, although under certain market conditions such as in periods of significant volatility in interest rates and spreads, the Fund’s duration may be longer than three years. Duration is a measure of price sensitivity of a debt security or a portfolio of debt securities to relative changes in interest rates. For instance, a duration of “three years” means that a security’s or portfolio’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in yield curve).
The Fund may invest across the full range of market sectors. As of the date of this prospectus, ranges for certain broad market sectors are as follows. The Fund may change these ranges if the adviser determines in its discretion that the market environment has significantly changed.
Market Sector	Min	Max
U.S Treasury & Agency	10%	50%
U.S. Agency Residential Mortgage-Backed Securities	10%	30%
Asset-Backed Securities	0%	20%
Commercial Mortgage-Backed Securities	0%	20%
Investment grade Corporate Debt Securities	20%	50%
High Yield Corporate Debt	0%	20%
Emerging Markets Debt	0%	15%
The adviser will invest across the credit spectrum to provide the Fund exposure to various credit rating categories. Under normal conditions, at least 65% of the Fund’s net assets must be invested in securities that, at the time of purchase, are rated investment grade by a NRSRO or in securities that are unrated but are deemed by the adviser to be of comparable quality. The balance of the Fund’s assets are not required to meet any minimum quality rating although the Fund will not, under normal conditions, invest more than 35% of its net assets in below investment grade securities (or the unrated equivalent). Such securities may include so called “distressed debt”. Distressed debt includes securities of issuers experiencing financial or operating difficulties, securities where the issuer has defaulted in the payment of interest or principal or in the performance of its covenants or agreements, securities of issuers that may be involved in bankruptcy proceedings, reorganizations or financial restructurings or securities of issuers operating in troubled industries.
Up to 35% of the Fund’s net assets may be invested in foreign securities. Foreign securities include securities issued by foreign governments and their agencies and instrumentalities and companies that are incorporated outside the United States, including securities from issuers in countries whose economies are less developed (emerging markets). Emerging markets currently include most countries in the world except Australia, Canada, Japan, New Zealand, the United States, the United Kingdom, and most western European countries. Securities and instruments tied economically to an emerging market include: (i) securities of issuers that are organized under the laws of an emerging markets country or that maintain principal place of business in an emerging markets country; (ii) securities that are traded principally in an emerging markets country; (iii) securities of issuers that, during the issuer’s most recent fiscal year, derived at least 50% of their revenues or profits from goods produced or sold, investments made, or services performed in an emerging markets country; or (iv) securities or other instruments that expose the Fund to the economic fortunes and risks of one or more emerging market countries. The Fund’s investments may include securities denominated in foreign currencies. Currently, the Fund anticipates at least 85% of the Fund’s net assets will be denominated in U.S. dollars or hedged back to U.S. dollars. However, from time to time, the Fund may have greater exposure to non-U.S. dollar investments to take advantage of market conditions.
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The Fund may invest a significant portion of its assets in mortgage-related and mortgage-backed securities at the adviser’s discretion. Mortgage-related and mortgage-backed securities may be structured as collateralized mortgage obligations (agency and non-agency), stripped mortgage-backed securities (interest-only or principal-only), commercial mortgage-backed securities, and mortgage pass-through securities. The Fund expects to invest no more than 25% of its assets in “subprime” mortgage-related securities at the time of purchase. The Fund may also enter into “dollar rolls” in which the Fund sells mortgage-backed securities and at the same time contracts to buy back very similar securities on a future date.
In addition to direct investments in securities, derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps and forward contracts as tools in the management of portfolio assets. The Fund may use derivatives to hedge various investments, for risk management and/or to increase income or gain to the Fund. In addition to the mortgage dollar rolls as described above, the Fund may utilize other relative value strategies involving credit derivatives on a single security or instrument or on indices of securities or instruments, combinations of derivatives, and combinations of derivatives and fixed income securities. The Fund may also utilize foreign currency derivatives such as currency forwards to hedge its non-dollar investments back to the U.S. dollar or use such derivatives to gain or adjust exposure to particular foreign securities, markets or currencies.
The adviser uses both a top down and bottom up research process as well as a combination of fundamental and quantitative inputs to allocate the Fund’s assets among a range of sectors. In buying and selling investments for the Fund, the adviser looks for market sectors and individual securities that it believes will perform well over time. The adviser selects individual securities after performing a risk/reward analysis to address the Fund’s dual objective of seeking total return and preservation of capital. Such analysis includes an evaluation of interest rate risk, credit risk, duration, liquidity, currency risk, legal provisions and the structure of the transaction. Generally, the adviser will sell a security when, based on fundamental credit analysis and the considerations described above, the adviser believes the issuer’s credit quality or the investment’s valuation will materially deteriorate or when the adviser believes that there is better relative value available in the market in other investments.
Additional Strategies
The Fund may utilize loan assignments and participations (Loans), debt securities of master limited partnerships (MLP), exchange-traded funds, inflation-linked and inflation-protected securities, inverse floaters, municipal securities, preferred shares, real estate investment trusts (REITs) repurchase agreements, structured investments, when-issued, delayed settlement and forward commitments, and zero-coupon, pay-in-kind securities and deferred payment securities as additional strategies. ETFs that are used in lieu of securities for the market sectors identified in the Market Sector Table are included in the ranges in the Market Sector table. ETFs are pooled investment vehicles whose ownership interests are purchased and sold on a securities exchange. ETFs may be passively or actively managed. Passively managed ETFs generally seek to track the performance of a particular market index, including broad-based market indexes, as well as indexes relating to particular sectors, markets, regions or industries. Actively managed ETFs do not seek to track the performance of a particular market index.
Credit Quality
The Fund may invest in investment grade securities or the unrated equivalent as well as in below investment grade securities (also known as junk bonds). Investment grade securities are rated investment grade (Baa3, BBB-, or BBB- or higher) by the following NRSROs, Moody’s Investors Service Inc. (Moody’s), Standard & Poor’s Corporation (S&P) or Fitch Ratings (Fitch) or unrated but deemed by the adviser to be of comparable quality. If three of the NRSROs rate the security, the middle rating is used to determine whether the security is investment grade. If only two of the three NRSROs rate the security, the lower rating is used to determine whether the security is investment grade. If only one of the three NRSROs rates a security, the security will be deemed to be investment grade if rated as investment grade by the NRSRO. If a security is unrated, the adviser must determine that it is of comparable quality to an investment grade security in order for such security to be treated as investment grade. A “junk bond” is a debt security that does not meet the criteria specified above for investment grade securities and is rated below investment grade. Junk bonds also include unrated securities that the adviser believes to be of comparable quality to debt securities that are rated below investment grade. Junk bonds are also called “high yield bonds” and “non-investment grade bonds.” These securities generally are rated in the fifth or lower rating categories (for example, BB or lower by S&P and Ba or lower by Moody’s). These securities generally offer a higher yield than investment grade securities, but involve a high degree of risk. A security’s quality is determined at the time of purchase and securities that are rated investment grade or the unrated equivalent may be downgraded or decline in credit quality such that subsequently they would be deemed to be below investment grade. The adviser will consider such an event in determining whether a Fund should continue to hold the security.
The Fund may invest in “sub-prime” mortgage-related securities. “Sub-prime” loans, which have higher interest rates, are made to borrowers with low credit ratings or other factors that increase the risk for default. In general, these borrowers have impaired or limited credit history. Sub-prime mortgage-related securities may be considered to be investment grade if rated by a NRSRO or deemed to be of equivalent quality to investment grade securities by the adviser.

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Strategic Income Opportunities Fund
The Fund may invest up to 100% of its total assets in securities that are rated below investment grade (junk bonds). Securities rated below investment grade may include so called “distressed debt”. Distressed debt includes securities of issuers experiencing financial or operating difficulties, securities where the issuer has defaulted in the payment of interest or principal or in the performance of its covenants or agreements, securities of issuers that may be involved in bankruptcy proceedings, reorganizations or financial restructurings or securities of issuers operating in troubled industries. Although the Fund may invest up to 100% of its total assets in junk bonds if deemed advantageous by the adviser given current market conditions at the time of investment, the Fund will generally invest at least 25% of the Fund’s total assets in securities that, at the time of purchase, are rated investment grade or better or the unrated equivalent.
The Fund may hedge its non-dollar investments back to the U.S. dollar through the use of derivatives including forward foreign currency contracts, but may not always do so. In addition to hedging non-dollar investments, the Fund may also use such derivatives to increase income and gain to the Fund and/or as part of its risk management process by establishing or adjusting exposure to particular foreign securities, markets or currencies.
The Fund may invest in mortgage-related securities issued by governmental entities, certain issuers identified with the U.S. government and private issuers. These may include investments in collateralized mortgage obligations and principal-only and interest-only stripped mortgage-backed securities. The Fund may also invest in asset-backed securities, structured investments, credit risk transfer securities and credit-linked note issued by government-related organizations.
The Fund may invest in a broad variety of securities issued by the U.S. government and its agencies and instrumentalities including U.S. Treasury securities, treasury receipts and obligations and securities issued or guaranteed by Ginnie Mae, Fannie Mae and Freddie Mac.
The Fund may invest in mortgage pass-through securities eligible to be sold in the “to-be-announced” or TBA market (Mortgage TBAs). Mortgage TBAs provide for the forward or delayed delivery of the underlying instrument with settlement up to 180 days. The term TBA comes from the fact that the actual mortgage-backed security that will be delivered to fulfill a TBA trade is not designated at the time the trade is made, but rather is announced 48 hours before the settlement date.
The Fund may sell mortgage TBAs short as part of its principal investment strategy which does not involve borrowing a security. The Fund also may engage in short selling in which it must borrow a security it wants to sell short. This second type of short selling is not currently a principal investment strategy of the Fund.
The Fund may enter into dollar rolls, in which the Fund sells mortgage-backed securities including mortgage TBAs and at the same time contracts to buy back very similar securities on a future date.
The Fund may invest in Loans and Unfunded Commitments. Loans will typically consist of senior floating rate loans (Senior Loans), but may also include secured and unsecured loans, second lien loans or more junior (Junior Loans) and bridge loans. Loans may be issued by obligors in the U.S. or in foreign or emerging markets. When the Fund acquires a loan assignment, the Fund typically will have a direct contractual relationship with the obligor; provided, however, the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. The Fund may also originate loans, in which the Fund would lend money directly to an obligor by investing in limited liability companies or corporations that make loans directly to obligors. As of the date of this prospectus, originating loans is not a principal investment strategy of the Fund.
The Fund may invest in ETFs in order to gain exposure to particular foreign markets or asset classes. ETFs, which are pooled investment vehicles whose ownership interests are purchased and sold on a securities exchange, may be passively or actively managed. Passively managed ETFs generally seek to track the performance of a particular market index, including broad-based market indexes, as well as indexes relating to particular sectors, markets, regions or industries. Actively managed ETFs do not seek to track the performance of a particular market index. Ordinarily, a Fund must limit its investments in a single non-affiliated ETF to 5% of its total assets and in all non-affiliated ETFs to 10% of its total assets. The Securities and Exchange Commission has issued exemptive orders to many ETFs that allow any fund investing in such ETFs to disregard these 5% and 10% limitations, subject to certain conditions. If a Fund invests in ETFs that have received such exemptive orders, it may invest any amount of its total assets in a single ETF or in multiple ETFs. ETFs that are not structured as investment companies as defined in the Investment Company Act of 1940 are not subject to these percentage limitations. The price movement of an index-based ETF may not track the underlying index and may result in a loss. In addition, ETFs may trade at a price above (premium) or below (discount) their net asset value, especially during periods of significant market volatility or stress, causing investors to pay significantly more or less than the value of the ETF’s underlying portfolio.
The Fund may invest in common shares or preferred shares of unaffiliated closed-end funds, including business development companies (BDCs). The Fund will limit its investments in a single closed-end fund, including BDCs, to 5% of its total assets and in all registered investment companies, including closed-end funds (other than money market funds), to 10% of its total assets. The use of BDCs is not considered to be a principal investment strategy of the Fund.
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Additional Investment Strategies
In addition to the investment strategies discussed above, the Fund may use CPI-U swaps to hedge inflation risk associated with certain debt securities held by the Fund. The Fund may invest in debt instruments or equity securities structured as event-driven, event-linked or insurance-linked notes or catastrophe bonds (collectively, “catastrophe bonds”) and related instruments such as insurance side cards (collectively with catastrophe bonds “Insurance-Linked Securities”). The use of these investments are not principal investment strategies of the Fund.
The Fund may also invest in pooled investment vehicles including ETFs that are not registered investment companies or commodity pools.
Total Return Fund
The Fund has wide latitude to invest in all types of debt securities that the adviser believes have the potential to provide a high total return over time. As part of its principal investment strategy, the Fund may invest in corporate bonds, U.S. treasury obligations and other U.S. government and agency securities, asset-backed, mortgage-related and mortgage-backed securities and structured investments. Mortgage-related and mortgage-backed securities may be structured as adjustable rate mortgage loans, collateralized mortgage obligations (agency and non-agency), stripped mortgage-backed securities (interest-only or principal-only), commercial mortgage-backed securities, and mortgage pass-through securities including mortgage TBAs. These securities may be of any maturity.
Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund uses derivatives structured as futures, options, swaps and price locks to help manage duration, sector and yield curve exposure and credit and spread volatility. Duration is a measure of the price sensitivity of a debt security or a portfolio of debt securities to relative changes in interest rates. For instance, a duration of three years means that a security’s or portfolio’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in yield curve), Swaps may be structured as credit default swaps (CDSs) on individual securities, a basket or index of securities, interest rate swaps, total return swaps and price lock swaps. The Fund uses CDSs to initiate long exposures (overweights) in areas of the market that the adviser believes are attractively valued and short positions (underweights) in areas that the adviser believes are not attractive from a valuation perspective. In certain market environments, the Fund may use interest rate swaps and futures contracts to help protect its portfolio from interest rate risk. The Fund may also utilize foreign currency transactions including currency options and forward foreign currency contracts to hedge non-dollar investments or to establish or adjust exposure to particular foreign securities, markets or currencies.
Up to 35% of the Fund’s total assets may be invested in foreign securities, including emerging markets debt securities. Up to 25% of the Fund’s total assets may be invested in non-dollar denominated securities. Such investments may be issued or guaranteed by a wide variety of entities including governments and their agencies and instrumentalities, corporations, financial institutions and supranational organizations.
Under normal circumstances, 65% of the Fund’s net assets will be invested in securities that, at the time of purchase, are rated investment grade (or the unrated equivalent). Up to 35% of the Fund’s net assets may be invested in securities rated below investment grade (junk bonds) including so called “distressed debt”. Distressed debt includes securities of issuers experiencing financial or operating difficulties, securities where the issuer has defaulted in the payment of interest or principal or in the performance of its covenants or agreements, securities of issuers that may be involved in bankruptcy proceedings, reorganizations or financial restructurings or securities of issuers operating in troubled industries. The Fund may also invest in securities that are unrated but are deemed by the adviser to be of comparable quality. The Fund may also invest in securities that are unrated but are deemed by the adviser to be of comparable quality.
The Fund may invest in mortgage-related securities issued by governmental entities, certain issuers identified with the U.S. government and private issuers. These may include investments in adjustable rate mortgage loans, collateralized mortgage obligations and principal-only and interest-only stripped mortgage-backed securities. The Fund may invest in mortgage-related securities issued by governmental entities, certain issuers identified with the U.S. government and private issuers.
The Fund may invest in securities issued by the U.S. government and its agencies and instrumentalities including U.S. Treasury securities, treasury receipts and obligations and securities issued or guaranteed by Ginnie Mae, Fannie Mae or Freddie Mac. The Fund may also invest in inflation-linked debt securities of varying maturities issued by the U.S. government, its agencies and instrumentalities such as TIPS or issued by other entities such as corporations, foreign governments and other foreign issuers.
The Fund may invest in Loans and Unfunded Commitments. Loans will typically consist of senior floating rate loans, but may also include secured and unsecured loans, second lien loans or more junior and bridge loans. Loans may be issued by obligors in the U.S. or in foreign or emerging markets. When the Fund acquires a loan assignment, the Fund typically will have a direct contractual relationship with the obligor; provided, however, the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent.
The Fund may invest any portion of its total assets in cash and cash equivalents. See “Temporary Defensive and Cash Positions” for a definition of “Cash Equivalents.”

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The Fund may invest in mortgage pass-through securities eligible to be sold in the “to-be-announced” or TBA market (Mortgage TBAs). Mortgage TBAs provide for the forward or delayed delivery of the underlying instrument with settlement up to 180 days. The term TBA comes from the fact that the actual mortgage-backed security that will be delivered to fulfill a TBA trade is not designated at the time the trade is made, but rather is announced 48 hours before the settlement date.
The Fund may sell mortgage TBAs short as part of its principal investment strategy which does not involve borrowing a security. The Fund may also engage in short selling in which it must borrow a security it wants to sell short. This second type of short selling is not currently a principal investment strategy of the Fund.
Additional Investment Strategies
The Fund may invest in common shares or preferred shares of unaffiliated closed-end funds, including BDCs. The Fund will limit its investments in a single closed-end fund, including BDCs, to 5% of its total assets and in all registered investment companies, including closed-end funds (other than money market funds), to 10% of its total assets.
The Fund may invest in ETFs in order to gain exposure to particular foreign markets or asset classes. ETFs, which are pooled investment vehicles whose ownership interests are purchased and sold on a securities exchange, may be passively or actively managed. Passively managed ETFs generally seek to track the performance of a particular market index, including broad-based market indexes, as well as indexes relating to particular sectors, markets, regions or industries. Actively managed ETFs do not seek to track the performance of a particular market index. Ordinarily, a Fund must limit its investments in a single non-affiliated ETF to 5% of its total assets and in all non-affiliated ETFs to 10% of its total assets. The Securities and Exchange Commission has issued exemptive orders to many ETFs that allow any fund investing in such ETFs to disregard these 5% and 10% limitations, subject to certain conditions. If a Fund invests in ETFs that have received such exemptive orders, it may invest any amount of its total assets in a single ETF or in multiple ETFs. ETFs that are not structured as investment companies as defined in the Investment Company Act of 1940 are not subject to these percentage limitations. The Fund may also invest in pooled investment vehicles including ETFs that are not registered investment companies or commodity pools. The price movement of an index-based ETF may not track the underlying index and may result in a loss. In addition, ETFs may trade at a price above (premium) or below (discount) their net asset value, especially during periods of significant market volatility or stress, causing investors to pay significantly more or less than the value of the ETF’s underlying portfolio.
The Fund also may use CPI-U swaps to hedge inflation risk associated with certain debt securities held by the Fund. The Fund may invest in debt instruments or equity securities structured as event-driven, event-linked or insurance-linked notes or catastrophe bonds (collectively, “catastrophe bonds”) and related instruments such as insurance side cards (collectively with catastrophe bonds “Insurance-Linked Securities”).
The Fund may also invest in equity securities. The use of equity securities is not a principal strategy of the Fund. The strategies described in this section are not principal investment strategies of the Fund.
Unconstrained Debt Fund
The Fund seeks to achieve its investment objective by investing opportunistically across different markets and sectors, based on the portfolio management team’s view of the markets and sectors. The Fund’s approach is flexible and it is not managed to or constrained by a benchmark. This allows the Fund to shift its allocations based on changing market conditions which may result in investing in a few or multiple markets and sectors. Total return in the Fund’s objective includes both current income and capital appreciation.
Under normal circumstances, the Fund invests at least 80% of its Assets in debt investments. Debt investments include loan assignments and participations (Loans), commitments to purchase Loans, convertible securities, bonds, and all other types of debt securities and debt instruments. Debt investments also include money market investment companies. “Assets” means net assets plus the amount of borrowings for investment purposes. The Fund will provide shareholders at least 60 days notice of a change in the policy to invest at least 80% of its Assets in debt investments.
The Fund may invest in loan assignments and participations (Loans), and commitments to purchase loan assignments (Unfunded Commitments). Loans will typically consist of senior floating rate loans (Senior Loans), but may also include secured and unsecured loans, second lien loans or more junior (Junior Loans) and bridge loans. Loans may be issued by obligors in the U.S. or in foreign or emerging markets. When the Fund acquires a loan assignment, the Fund typically will have a direct contractual relationship with the obligor; provided, however, the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent.
As part of its principal investment strategy, the Fund may invest in fixed and floating rate debt securities issued in both U.S. and foreign markets including emerging markets.
Emerging markets currently includes most countries in the world except Australia, Canada, Japan, New Zealand, the U.S., the United Kingdom and most western European countries. A security will deemed to be an emerging markets security if: (1) the issuer is organized under the laws of, or has a principal place of business in an emerging market; or (2) the principal listing of the issuer’s securities is in a market that is in an emerging market; or (3) the issuer derives at least 50% of its total revenues or profits from goods that are produced or sold,
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investments made, or services performed in an emerging market; or (4) the issuer has at least 50% of its assets located in an emerging market.
The Fund may invest in preferred shares and convertible securities as part of its principal investment strategies. Although not part of its principal investment strategy, the Fund may acquire common stock directly or in connection with the conversion of convertible securities or in connection with the reorganization and restructuring of an issuer. Ordinarily, the Fund will invest no more than 25% of its total assets in preferred shares, common stock, and convertible securities.
The Fund may sell mortgage TBAs short as part of its principal investment strategy which does not involve borrowing a security. The Fund may also engage in short selling in which it must borrow a security it wants to sell short. This second type of short selling is not currently a principal investment strategy of the Fund.
Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may also be used as substitutes for securities in which the Fund can invest. The Fund may use fixed income, currency and credit derivatives. Such derivatives may include futures contracts, options, swaps including credit default swaps, and forward contracts. The Fund may hedge its non-dollar investments back to the U.S. dollar through the use of derivatives including forward foreign currency contracts and other foreign currency transactions, but may not always do so. In addition to hedging non-dollar investments, the Fund may also use such derivatives for other hedging purposes (e.g., decreasing exposure to certain securities), to increase income and gain to the Fund and/or as part of its risk management process by establishing or adjusting exposure to particular foreign securities, markets or currencies.
The Fund may invest in ETFs in order to gain exposure to particular markets including foreign and emerging markets or asset classes. ETFs, which are pooled investment vehicles whose ownership interests are purchased and sold on a securities exchange, may be passively or actively managed. Passively managed ETFs generally seek to track the performance of a particular market index, including broad-based market indexes, as well as indexes relating to particular sectors, markets, regions or industries. Actively managed ETFs do not seek to track the performance of a particular market index. Ordinarily, a Fund must limit its investments in a single non-affiliated ETF to 5% of its total assets and in all non-affiliated ETFs to 10% of its total assets. The Securities and Exchange Commission has issued exemptive orders to many ETFs that allow any fund investing in such ETFs to disregard these 5% and 10% limitations, subject to certain conditions. If a Fund invests in ETFs that have received such exemptive orders, it may invest any amount of its total assets in a single ETF or in multiple ETFs. ETFs that are not structured as investment companies as defined in the Investment Company Act of 1940 are not subject to these percentage limitations. The price movement of an index-based ETF may not track the underlying index and may result in a loss. In addition, ETFs may trade at a price above (premium) or below (discount) their net asset value, especially during periods of significant market volatility or stress, causing investors to pay significantly more or less than the value of the ETF’s underlying portfolio. Investments in ETFs are not a principal investment strategy of the Fund.
Below investment grade securities may include so-called “distressed debt.” Distressed debt includes securities of issuers experiencing financial or operating difficulties, securities where the issuer has defaulted in the payment of interest or principal or in the performance of its covenants or agreements, securities of issuers that may be involved in bankruptcy proceedings, reorganizations or financial restructuring or securities of issuer’s operating in troubled industries. Investment in distressed debt is not a principal investment strategy of the Fund.
In addition to the investment strategies discussed above, the Fund may use CPI-U swaps to hedge inflation risk associated with certain debt securities held by the Fund. The use of CPI-U swaps is not a principal investment strategy of the Fund.
The Fund may also originate loans, in which the Fund may lend money directly to an obligor by investing in limited liability companies that make loans directly to obligors. The use of loan originations is not a principal investment strategy of the Fund.
Please note that the Funds also may use strategies that are not described in this section, but which are described in the “Investment Practices” section later in the prospectus and in the Statement of Additional Information.
FUNDAMENTAL POLICIES
A Fund’s investment strategy may involve “fundamental policies.” A policy is fundamental if it cannot be changed without the consent of a majority of the outstanding shares of the Fund. The investment objectives for the Limited Duration Bond Fund, Short Duration Bond Fund, Core Bond Fund, Core Plus Bond Fund, Mortgage-Backed Securities Fund, Government Bond Fund, and High Yield Fund are fundamental. The investment objectives for the remaining Funds can be changed without the consent of a majority of the outstanding shares of that Fund. Any other fundamental policies are specifically identified as such in the prospectus and the Statement of Additional Information.
Investment Risks
There can be no assurance that the Funds will achieve their investment objectives.
The main risks associated with investing in the Funds are summarized in “Risk/Return Summaries” at the front of this prospectus. More detailed descriptions of the main risks and additional risks of the Funds are described below.

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The following risks are principal risks of each Fund that utilizes the types of investments and/or strategies to which such risks relate as a principal investment strategy or except as otherwise indicated. The principal investment strategies of each Fund are identified in the Risk/Return Summary.

An investment in a Fund or any other fund may not provide a complete investment program. The suitability of an investment in a Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if a Fund is suitable for you.
MAIN RISKS
General Market Risk. Economies and financial markets through the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Funds’ portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, terrorism, regulatory events and government controls.
Interest Rate Risk. Some of the Funds invest in debt securities that increase or decrease in value based on changes in interest rates. If rates increase, the value of these investments generally declines. On the other hand, if rates fall, the value of these investments generally increases. Your investment will decline in value if the value of these investments decreases. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. Usually, the changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment. The Funds may invest in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Many factors can cause interest rates to rise. Some examples include central bank monetary policy, rising inflation rates and general economic conditions. Given that the Federal Reserve has begun to raise interest rates, the Funds may face a heightened level of interest rate risk.
Credit Risk. There is a risk that issuers and/or counterparties will not make payments on securities, repurchase agreements or other investments held by a Fund. Such defaults could result in losses to a Fund. In addition, the credit quality of securities held by a Fund may be lowered if an issuer’s or counterparty’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of a
Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security. The Funds, except the Government Bond Fund, may invest in securities that are rated in the lowest investment grade category. Such securities also are considered to have speculative characteristics similar to high yield securities, and issuers or counterparties of such securities are more vulnerable to changes in economic conditions than issuers or counterparties of higher grade securities. Prices of the Funds’ investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Funds’ securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
Asset-Backed, Mortgage-Related and Mortgage-Backed Securities Risk. Asset-backed, mortgage-related and mortgage-backed securities are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Additionally, during such periods and also under normal conditions, these securities are also subject to prepayment and call risk. Gains and losses associated with prepayments will increase or decrease a Fund’s yield and the income available for distribution by a Fund. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In periods of declining interest rates, a Fund may be subject to extension risk and may receive principal later than expected. In periods of rising interest rates, a Fund may exhibit additional volatility. Some of these securities may receive little or no collateral protection from the underlying assets and are thus subject to the risk of default described under “Credit Risk”. The risk of such defaults is generally higher in the case of mortgage-backed investments that include so-called “sub-prime” mortgages, credit risk transfer securities and crdit-linked notes issued by government-related organizations. The structure of some of these securities may be complex and there may be less available information than other types of debt securities.
Credit risk transfer securities and credit-linked nots are generally obligations issued by a government-related organization or SPV, respectively, and are unguaranteed. Unlike mortgage-backed securities, investors in credit risk transfer securities and credit-linked notes issued by a government-related organization
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have no recourse to the underlying mortgage loans. In addition, some or all of the mortgage default risk associated with the underlying mortgage loans is transferred to the noteholder. There can be no assurance that losses will not occur on an investment. These investments are also subject to the risks described under “Prepayment Risk.” Below.
Certain Funds may invest in CMOs. CMOs are issued in multiple classes, and each class may have its own interest rate and/or final payment date. A class with an earlier final payment date may have certain preferences in receiving principal payments or earning interest. As a result, the value of some classes in which a Fund invests may be more volatile and may be subject to higher risk of non-payment. The values of IO and PO mortgage-backed securities are more volatile than other types of mortgage-related securities. They are very sensitive not only to changes in interest rates, but also to the rate of prepayments. A rapid or unexpected increase in prepayments can significantly depress the price of interest-only securities, while a rapid or unexpected decrease could have the same effect on principal-only securities. In addition, because there may be a drop in trading volume, an inability to find a ready buyer, or the imposition of legal restrictions on the resale of securities, these instruments may be illiquid.
Prepayment Risk. The issuer of certain securities may repay principal in advance, especially when yields fall. Changes in the rate at which prepayments occur can affect the return on investment of these securities. When debt obligations are prepaid or when securities are called, a Fund may have to reinvest in securities with a lower yield. A Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher coupons, resulting in an unexpected capital loss.
Inverse Floater Risk. Inverse floaters and inverse IOs are debt securities structured with interest rates that reset in the opposite direction from the market rate to which the security is indexed. Generally, interest rates on these securities vary inversely with a short-term floating rate (which may be reset periodically). They are more volatile and more sensitive to interest rate changes than other types of debt securities. Interest rates on inverse floaters and inverse IOs will decrease when the rate to which they are indexed increases, and will increase when the rate to which they are indexed decreases. In response to changes in market interest rates or other market conditions, the value of an inverse floater or inverse IO may increase or decrease at a multiple of the increase or decrease in the value of the underlying securities. If interest rates move in a manner not anticipated by the adviser, a Fund could lose all or substantially all of its investment in inverse IOs. Except for the Core Bond Fund and Mortgage-Backed Securities Fund, Inverse Floater Risk is not currently a main risk of the Funds.
Derivatives Risk. Certain Funds may use derivatives in connection with their investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Derivatives are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives may not be successful, resulting in losses to the Fund, and the cost of such strategies may reduce the Fund’s returns. Derivatives expose the Fund to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligations, (and includes credit risk associated with the counterparty.) Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk. In addition, the Fund may use derivatives for non-hedging purposes, which increases the Fund’s potential for loss.
Certain of the Fund’s transactions in futures, swaps, foreign currency derivatives and other derivatives could also affect the amount, timing and character of distributions to shareholders which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns. Derivatives may not perform as expected, so a Fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. In addition, given their complexity, derivatives expose a Fund to risks of mispricing or improper valuations.
The possible lack of a liquid secondary market for derivatives and the resulting inability of a Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately.
Investing in derivatives and engaging in short sales will result in a form of leverage. Leverage involves special risks. A Fund may be more volatile than if the Fund had not been leveraged because leverage tends to exaggerate any effect on the value of the Fund’s portfolio securities. A Fund cannot assure you that the use of leverage will result in a higher return on your investment, and using leverage could result in a net loss on your investment. Registered investment companies such as the Fund are limited in their ability to engage in derivative transactions and are required to identify and earmark assets to provide asset coverage for derivative transactions.
In addition to the risks associated with derivatives in general, the Fund will also be subject to risks related to swap agreements. Because swap agreements are not exchange-traded, but are private contracts into which a Fund and a swap counterparty enter as principals, a Fund may experience a loss or delay in recovering assets if the counterparty defaults on its obligations. The Fund will segregate or earmark liquid assets at its custodian bank in an amount sufficient to cover its obligations under swap agreements.

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Currently, Derivatives Risk is not a principal risk of the Short Duration Bond Fund, the Core Bond Fund, or the Mortgage-Backed Securities Fund.
WHAT IS A DERIVATIVE?
Derivatives are securities or contracts (for example, futures and options) that derive their value from the performance of underlying assets or securities.
Zero-Coupon, Pay-In-Kind and Deferred Payment Securities Risk. The market value of a zero-coupon, pay-in-kind or deferred payment security is generally more volatile than the market value of and is more sensitive to changes in interest rates and credit quality than, other fixed income securities with similar maturities and credit quality that pay interest periodically. In addition, federal income tax law requires that the holder of a zero-coupon security accrue a portion of the discount at which the security was purchased as taxable income each year even though the holder receives no interest payments on the note during the year. A Fund must distribute substantially all of its net income (including non-cash income attributable to zero-coupon securities) to its shareholders each year to maintain its status as a regulated investment company and to eliminate tax at the Fund level. Accordingly, such accrued discount must be taken into account in determining the amount of taxable distributions to shareholders. A Fund may consequently have to dispose of portfolio securities under disadvantageous circumstances to generate cash to satisfy such distribution requirements. These actions may reduce the assets to which a Fund’s expenses could otherwise be allocated and may reduce a Fund’s rate of return.
In addition, (1) the higher yields and interest rates on certain pay-in-kind securities (PIK) reflect the payment deferral and increased credit risk associated with such instruments and such investments may represent a significantly higher credit risk than coupon loans; (2) PIK securities may have higher price volatility because their continuing accruals require continuing judgments about the collectability of the deferred payments and the value of any associated collateral; (3) PIK interest has the effect of generating investment income and (4) the deferral of PIK interest may also reduce the loan-to-value ratio at a compounding rate.
Currently, Zero-Coupon, Pay-in-Kind and Deferred Payment Securities risk is only a principal risk for Income Fund, Short Duration Core Plus Fund and Unconstrained Debt Fund.
Foreign Securities and Emerging Markets Risk. Certain Funds may invest in securities of foreign issuers denominated in non-U.S. currencies. An investment in a Fund is subject to special risks in addition to those of U.S. investments. These risks include political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of some foreign markets, all of which could adversely affect the Fund’s investments in a foreign country. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of a Fund’s foreign holdings can be affected by currency exchange rates and exchange control regulations. In certain markets where securities and other instruments are not traded “delivery versus payment,” a Fund may not receive timely payment for securities or other instruments it has delivered or receive delivery of securities paid for and may be subject to increased risk that the counterparty will fail to make payments or delivery when due or default completely.
Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. The risks associated with foreign securities are magnified in countries in “emerging markets.” These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries and you may sustain sudden and sometimes substantial fluctuations in the value of your investments. A Fund’s investments in foreign and emerging market securities may also be subject to foreign withholding taxes and/or taxes which would decrease the Fund’s yield on those securities.
Foreign Issuer Risk. Some of the Funds invest in U.S. dollar-denominated securities of foreign issuers or U.S. affiliates of for issuers. Although, these securities are not subject to all of the risks summarized in “Foreign Securities and Emerging Markets Risk,” they may be subject to additional risks not faced by domestic issuers. These risks include political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, and regulatory issuers facing issuers in such foreign countries.
Geographic Focus Risk. A Fund may focus its investments in one or more regions or small groups of countries. As a result, the Fund’s performance may be subject to greater volatility than a more geographically diversified fund.
Government Securities Risk. Certain Funds invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by Ginnie Mae, Fannie Mae, or Freddie Mac). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market
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prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to a Fund. Securities issued or guaranteed by U.S. government-related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government-related organizations may not have the funds to meet their payment obligations in the future. U.S. government securities include zero-coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.
High Yield Securities Risk. Some of the Funds may invest in high yield, high risk securities (also known as junk bonds) which are considered to be speculative. These investments may be issued by companies which are highly leveraged, less credit-worthy or financially distressed. Non-investment grade debt securities can be more sensitive to short-term corporate, economic and market developments. During periods of economic uncertainty and change, the market price of the Fund’s investments and the Fund’s net asset value may be volatile. Furthermore, though these investments generally provide a higher yield than higher-rated debt securities, the high degree of risk involved in these investments can result in substantial or total losses. These securities are subject to greater risk of loss, greater sensitivity to economic changes, valuation difficulties, and a potential lack of a secondary or public market for securities. The market price of these securities can change suddenly and unexpectedly. As a result, certain Funds are intended for investors who are able and willing to assume a high degree of risk.
As part of its high yield strategy, a Fund may invest in debt securities of smaller, newer companies. A Fund’s risks increase as it invests more heavily in smaller companies (mid cap and small cap companies). The securities of smaller companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, the changes in value of their debt securities may be more sudden or erratic than in large capitalization companies, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies. This may cause unexpected and frequent decreases in the value of the Fund’s investments.
Inflation-Linked and Inflation-Protected Security Risk. Inflation-linked debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of an inflation-linked security tends to decrease when real interest rates increase and can increase when real interest rates decrease. Interest payments on inflation-linked securities are unpredictable and will fluctuate as the principal and interest are adjusted for inflation. Any increase in the principal amount of an inflation-linked debt security will be considered taxable ordinary income, even though the Fund will not receive the principal until maturity.
There can also be no assurance that the inflation index used will accurately measure the real rate of inflation in the prices of goods and services. A Fund’s investments in inflation-linked securities may lose value in the event that the actual rate of inflation is different than the rate of the inflation index. In addition, inflation-linked securities are subject to the risk that the CPI-U or other relevant pricing index may be discontinued, fundamentally altered in a manner materially adverse to the interests of an investor in the securities, altered by legislation or Executive Order in a materially adverse manner to the interests of an investor in the securities or substituted with an alternative index.
Currently, Inflation-Linked Risk or Inflation-Protected Securities Risk is only a principal risk of Income Fund, Inflation Managed Bond Fund, Strategic Income Opportunities Fund and Total Return Fund.
Currency Risk. Changes in foreign currency exchange rates will affect the value of a Fund’s securities and the price of a Fund’s shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth less in U.S. dollars. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets, may be riskier than other types of investments and may increase the volatility of a Fund. A Fund may engage in various strategies to hedge against currency risk. These strategies may consist of use of forward currency contracts including non-deliverable forward contracts and foreign currency futures contracts. To the extent a Fund enters into such transactions in markets other than in the United States, a Fund may be subject to certain currency, settlement, liquidity, trading and other risks similar to those described in this prospectus with respect to a Fund’s investments in foreign securities. There can be no assurance that a Fund’s hedging activities will be effective, and a Fund will incur costs in connection with the hedging. Currency hedging may limit a Fund’s return if the relative values of currencies change. Furthermore, a Fund may only engage in hedging activities from time to time and may not necessarily be engaging in hedging activities when movements in currency exchange rates occur.
Currently, Currency Risk is not a principal risk of the Emerging Markets Corporate Debt Fund.

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Loan Risk. Some of the Funds may invest in Loans including Loans that are rated below investment grade or the unrated equivalent. Like other high yield, corporate debt instruments, such Loans are subject to an increased risk of default in the payment of principal and interest as well as the other risks described under “Interest Rate Risk,” “Credit Risk,” “High Yield Securities Risk,” and “Foreign Securities and Emerging Markets Risk.” Although certain Loans are secured by collateral, a Fund could experience delays or limitations in realizing on such collateral or have its interest subordinated to other indebtedness of the obligor. Loans are vulnerable to market sentiment such that economic conditions or other events may reduce the demand for Loans and cause their value to decline rapidly and unpredictably. Although each Fund limits its investments in illiquid securities to no more than 15% of the Fund’s net assets at the time of purchase, Loans that are deemed to be liquid at the time of purchase may become illiquid.
No active trading market may exist for some of the Loans and certain Loans may be subject to restrictions on resale. The inability to dispose of Loans in a timely fashion could result in losses to a Fund. In addition, the settlement period for Loans is uncertain as there is no standardized settlement schedule applicable to such investments. Certain Loans may take more than seven days to settle. Because some Loans that a Fund invests in may have a more limited secondary market, liquidity and valuation risk is more pronounced for a Fund than for funds that invest primarily in other types of fixed income instruments or equity securities. Typically, Loans are not registered securities and are not listed on any national securities exchange. Consequently, there may be less public information available about a Fund’s investments and the market for certain Loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. As a result, a Fund may be more dependent upon the analytical ability of its adviser.
When a Fund acquires a loan participation, the Fund typically enters into a contractual relationship with the lender or third party selling such participations, but not the borrower. As a result, the Fund assumes the credit risk of the seller of the loan participation and any other parties interpositioned between the Fund and the borrower. Under a loan participation, a Fund may have no direct rights to enforce the terms of the loan against the borrower. A Fund may not benefit directly from the collateral supporting the load in which it has purchased the loan participations or assignments.
Affiliates of the adviser may participate in the primary and secondary market for Loans. Because of limitations imposed by applicable law, the presence of the adviser’s affiliates in the Loan market may restrict the Fund’s ability to acquire some Loans, affect the timing of such acquisition or affect the price at which the Loan is acquired. Also, because the adviser may wish to invest in the publicly traded securities of an obligor, it may not have access to material non-public information regarding the obligor to which other investors have access. A Fund will not have direct recourse against the issuer of a loan participation.
Loans are subject to prepayment risks. Gains and losses associated with prepayments will increase or decrease a Fund’s yield and the income available for distribution by a Fund. When Loans are prepaid, a Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for Loans, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield.
Industry and Sector Focus Risk. At times, certain Funds may increase the relative emphasis of its investments in a particular industry or sector. The prices of securities of issuers in a particular industry or sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that a Fund increases the relative emphasis of its investments in a particular industry or sector, its shares’ values may fluctuate in response to events affecting that industry or sector.
Transactions and Liquidity Risk. A Fund could experience a loss when selling securities to meet redemption requests by shareholders, and its liquidity may be negatively impacted. The risk of loss increases if the redemption requests are large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities a Fund wishes to, or is required, to sell are illiquid. To the extent a large proportion of shares of a Fund are held by a small number of shareholders (or a single shareholder) including funds or accounts over which the adviser or its affiliates have investment discretion, the Fund is subject to the risk that these shareholders will purchase or redeem Fund shares in large amounts rapidly or unexpectedly, including as a result of an asset allocation decision made by the adviser or its affiliates. In addition to the other risks described in this section, these transactions could adversely affect the ability of a Fund to conduct its investment program. A Fund may be unable to sell illiquid securities at its desired time or price or the price at which the securities have been valued for purposes of the Fund’s net asset value. Illiquidity can be caused by a drop in overall market trading volume, an inability to find a ready buyer, or legal restrictions on the securities’ resale. Other market participants may be attempting to sell debt securities at the same time as a Fund, causing downward pricing pressure and contributing to illiquidity. The capacity for bond dealers to engage in trading or “make a market” in debt securities has not kept pace with the growth of bond markets. Liquidity and valuation risk may be magnified in a rising interest rate environment, when credit quality is deteriorating or in other circumstances where investor redemptions from fixed income mutual funds may be higher than normal. Certain securities that were liquid when purchased may later become illiquid, particularly in times
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of overall economic distress. Similarly, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. Large redemptions also could accelerate the realization of capital gains, increase a Fund’s transaction costs and impact a Fund’s performance.
Core Plus Bond Fund, Emerging Markets Corporate Debt Fund, High Yield Fund, Income Fund, Strategic Income Opportunities Fund, Total Return Fund and Unconstrained Debt Fund
Interest Rate Risk. The Funds invest in debt securities that increase or decrease in value based on changes in interest rates. If rates increase, the value of a Fund’s investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. Your investment will decline in value if the value of these investments decreases. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. Each Fund invests in variable and floating rate Loans and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of floating rate Loans and other securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Many factors can cause interest rates to rise. Some examples include central bank monetary policy, rising inflation rates and general economic conditions. Given that the Federal Reserve has begun to raise interest rates, the Funds may face a heightened level of interest rate risk.
Core Bond Fund, Mortgage-Backed Securities Fund and Short Duration Bond Fund
Loan Risk. The Funds may invest in Loans that are investment grade. Loans are subject to a risk of default in the payment of principal and interest as well as the other risks described under “Interest Rate Risk” and “Credit Risk.” No active trading market may exist for some of the Loans and certain Loans may be subject to restrictions on resale. The inability to dispose of Loans in a timely fashion could result in losses to a Fund. Typically, Loans are not registered securities and are not listed on any national securities exchange. Consequently, there may be less public information available about a Fund’s investments and the market for certain Loans may be subject to irregular trading activity, wide bid/ask spreads and extended settlement periods. As a result, the Fund may be more dependent upon the analytical ability of its adviser.
When a Fund acquires a loan participation, a Fund typically enters into a contractual relationship with the lender or third party selling such participations, but not the borrower. As a result, the Fund assumes the credit risk of the seller of the loan participation and any other parties interpositioned between the
Fund and the borrower. The Fund may not benefit directly from the collateral supporting the load in which it has purchased the loan participations or assignments.
Emerging Markets Debt Fund, Strategic Income Opportunities Fund, Total Return Fund and Unconstrained Debt Fund
Short Selling Risk. Some of the Funds may enter into short sales of certain securities and must borrow the securities to make delivery to the buyer. The Fund may not always be able to borrow a security it wants to sell short. The Fund also may be unable to close out an established short position at an acceptable price, and may have to sell long positions at disadvantageous times to cover its short positions. Furthermore, taking short positions in securities results in a form of leverage. Leverage involves special risks described under “Derivatives Risk.” A Fund’s loss on a short sale is potentially unlimited because there is no upward limit on the price a borrowed security could attain.
Currently, Short Selling Risk is not a principal risk of the Strategic Income Opportunities Fund.
High Yield Fund and Short Duration Core Plus Fund
Smaller Company Risk. Investments in smaller companies may be riskier, less liquid, more volatile and more vulnerable to economic, market and industry changes than investment in larger, more established companies. The securities of smaller companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, changes in the price of debt or equity issued by such companies may be more sudden or erratic than the prices of other securities, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies. This may cause unexpected and frequent decreases in the value of a Fund’s investments.
Currently, Smaller Company Risk is not a principal risk of the Short Duration Core Plus Fund.
Core Plus Bond Fund, Corporate Bond Fund, Emerging Markets Corporate Debt Fund, High Yield Fund, Income Fund, Short Duration Core Plus Fund, Strategic Income Opportunities Fund, Total Return Fund and Unconstrained Debt Fund
Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for a Fund’s portfolio or the securities market as a whole, such as changes

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in economic or political conditions. Equity securities are subject to “stock market risk” meaning that stock prices in general (or in particular, the prices of the types of securities in which a Fund invests) may decline over short or extended periods of time. When the value of a Fund’s securities goes down, your investment in the Fund decreases in value.
Currently, Equity Market Risk is not a principal risk of the Emerging Markets Corporate Debt Fund or the Short Duration Core Plus Fund.
Core Plus Bond Fund, Corporate Bond Fund, Emerging Markets Corporate Debt Fund, High Yield Fund, Income Fund, Short Duration Core Plus Fund, Strategic Income Opportunities Fund, Total Return Fund and Unconstrained Debt Fund
Convertible Securities Risk. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities generally have characteristics similar to both debt and equity securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Convertible securities ordinarily provide a stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities generally rank senior to common stock in a corporation’s capital structure but are usually subordinated to comparable nonconvertible securities. Convertible securities generally do not participate directly in any dividend increases or decreases of the underlying securities, although the market prices of convertible securities may be affected by any dividend changes or other changes in the underlying securities. Contingent convertible securities are subject to additional risk factors. A contingent convertible security is a hybrid debt security typically issued by a non-U.S. bank that may be convertible into equity or may be written down if a pre-specified trigger event such as a decline in capital ratio below a prescribed threshold occurs. If such a trigger event occurs, a Fund may lose the principal amount invested on a permanent or temporary basis or the contingent convertible security may be converted to equity. Coupon payments on contingent convertible securities may be discretionary and may be cancelled by the issuer. Holders of contingent convertible securities may suffer a loss of capital when comparable equity holders do not.
Currently, Convertible Securities Risk is not a principal risk of the Emerging Markets Corporate Debt Fund or the Short Duration Core Plus Fund.
Core Plus Bond Fund, Emerging Markets Corporate Debt Fund, Emerging Markets Debt Fund, Income Fund, Short Duration Core Plus Fund, Strategic Income Opportunities Fund, Total Return Fund and Unconstrained Debt Fund
Sovereign Debt Risk. A Fund may invest in sovereign debt securities. These securities are issued or guaranteed by foreign governmental entities. These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.
Currently, Sovereign Debt Risk is not a principal risk of the Unconstrained Debt Fund.
Corporate Bond Fund, Emerging Markets Corporate Debt Fund, Short Duration Core Plus Fund, Strategic Income Opportunities Fund and Total Return Fund
Municipal Securities Risk. Changes in a municipality’s financial health may make it difficult for the municipality to make interest and principal payments when due. A number of municipalities have had significant financial problems recently, and these and other municipalities could, potentially, continue to experience significant financial problems resulting from lower tax revenues and/or decreased aid from state and local governments in the event of an economic downturn. This could decrease a Fund’s income or hurt the ability to preserve capital and liquidity.
Under some circumstances, municipal securities might not pay interest unless the state legislature or municipality authorizes money for that purpose. Some securities, including municipal lease obligations, carry additional risks. For example, they may be difficult to trade or interest payments may be tied only to a specific stream of revenue.
Since some municipal securities may be secured or guaranteed by banks and other institutions, the risk to a Fund could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. If such events were to occur, the value of the security could decrease or the value could be lost entirely, and it may be difficult or impossible for a Fund to sell the security at the time and the price that normally prevails
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in the market. Interest on municipal obligations, while generally exempt from federal income tax, may not be exempt from federal alternative minimum tax.
Currently, Municipal Securities Risk is not a principal risk of the Short Duration Core Plus Fund.
Strategic Income Opportunities Fund and Unconstrained Debt Fund
CFTC Regulation Risk. The Funds are subject to regulation by the Commodity Futures Trading Commission (CFTC) as a “commodity pool” and the adviser is subject to regulation as a “commodity pool operator” with respect to the Funds. As a result, the Funds are subject to various CFTC requirements, including certain registration, disclosure and operational requirements. Compliance with these requirements may increase Fund expenses.
Corporate Bond Fund and Short Duration Core Plus Fund
REITs Risk. Investments in REITs are subject to the same risks as direct investments in real estate. Real estate values rise and fall in response to many factors, including local, regional and national economic conditions, the demand for rental property, and interest rates. When economic growth is slowing, demand for property decreases and prices may fall. Rising interest rates, which drive up mortgage and financing costs, can affect the profitability and liquidity of properties in the real estate market. Property values may also decrease because of overbuilding, extended vacancies, increase in property taxes and operating expenses, zoning laws, environmental regulations, clean-up of and liability for environmental hazards, uninsured casualty or condemnation losses or a general decline in neighborhood values. A Fund’s investments and your investment may decline in value in response to declines in property values or other adverse changes to the real estate market. In addition, federal and state laws may restrict the remedies that a lender of underlying REIT assets has when a borrower defaults on loans. The performance of real estate securities is also largely dependent on the organization, skill and capital funding of the managers and operators of the underlying real estate. Debt securities of REITs are subject to the risks of debt securities in general. For example, such securities are more sensitive to interest rates than equity securities of REITs.
Currently, REITs Risk is not a principal risk of the Short Duration Core Plus Fund.
MLP Risk. MLPs may trade infrequently and in limited volume and they may be subject to more abrupt or erratic price movements than securities of larger or more broadly-based companies. The managing general partner of an MLP may receive an incentive allocation based on increases in the amount and growth of cash distributions to investors in the MLP. This method of compensation may create an incentive for the managing general partner to make investments that are riskier or more speculative than would be the case in the absence of such compensation arrangements. Debt securities of MLPs are subject to the risks of debt securities in general. For example, such securities are more sensitive to interest rates than equity securities of MLPs. Certain MLPs may operate in, or have exposure to, the energy sector. The energy sector can be significantly affected by changes in the prices and supplies of oil and other energy fuels, energy conservation, the success of exploration projects, and tax and other government regulations, policies of the Organization of Petroleum Exporting Countries (OPEC) and relationships among OPEC members and between OPEC and oil importing nations.
Currently, MLP Risk is not a principal risk for the Short Duration Core Plus Fund.
Corporate Bond Fund
Industry Concentration Risk. The Fund will not invest more than 25% of the value of its total assets in the securities of companies conducting their principal business activities in the same industry, except that, to the extent that an industry represents 20% or more of the Fund’s benchmark at the time of investment, the Fund may invest up to 35% of its total assets in that industry. Concentrating Fund investments in companies conducting business in the same industry will subject the Fund to a greater risk of loss as a result of adverse economic, business or other developments affecting that industry than if its investments were not so concentrated.
Income Fund, Short Duration Core Plus Fund, Strategic Income Opportunities Fund, Total Return Fund and Unconstrained Debt Fund
Mortgage Dollar Roll Risk. The Funds may enter into mortgage dollar rolls involving mortgage pass-through securities including mortgage TBAs and other mortgage-backed securities. During the period between the sale and repurchase in a mortgage dollar roll transaction, a Fund will not be entitled to receive interest and principal payments on the securities sold. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, a Fund’s right to repurchase or sell securities may be limited. Short sales of mortgage TBAs and mortgage dollar rolls may be subject to leverage risks as described under “Derivatives Risk.” In addition, mortgage dollar rolls may increase interest rate risk and result in an increased portfolio turnover rate which increases costs and may increase taxable gains.
Corporate Bond Fund, Strategic Income Opportunities Fund and Total Return Fund
Options Risk. There are several risks associated with transactions in options, such as exchange-listed, over-the-counter and index options. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a

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given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. There can be no assurance that a liquid secondary market will exist for any particular option at a particular time, especially when a Fund seeks to close out an option position; as a result, it may be costly to liquidate options. There is no assurance that a liquid market will exist for any particular option contract at any particular time even if the contract is traded on an exchange. Exchanges may establish daily price fluctuation limits for options contracts and may halt trading if a contract’s price moves up or down more than the limit in a given day, making it impossible for a Fund to enter into new positions or close out existing positions. As a result, the Fund’s access to other assets held to cover its options positions could also be impaired. Although the Funds will attempt to enter into option transactions with creditworthy parties, a Fund may be at risk that the counterparties entering into the option transaction will not fulfill their obligations, particularly when the Fund utilizes over-the-counter options. Because option premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more volatile than investing directly in the underlying investment.
Corporate Bond Fund, Short Duration Core Plus Fund, Strategic Income Opportunities Fund and Total Return Fund
Investment Company and ETF Risk. The Funds may invest in shares of other investment companies, including ETFs and common shares and preferred shares of closed-end funds. Shareholders bear both their proportionate share of a Fund’s expenses and similar expenses of the underlying investment company or ETF when the Fund invests in shares of another investment company or ETF. The Fund is subject to the risks associated with the ETF or investment company’s investments. The price and movement of an ETF or closed-end fund designed to track an index may not track the index and may result in a loss. In addition, ETFs and closed-end investment companies may trade at a price above (premium) or below (discount) their net asset value, especially during periods of significant market volatility or stress, causing investors to pay significantly more or less than the value of the ETF’s underlying portfolio. Certain ETFs or closed-end funds traded on exchanges may be thinly traded and experience large spreads between the “ask” price quoted by a seller and the “bid” price offered by a buyer. To the extent that a Fund invests in auction rate preferred shares of closed-end funds, such securities are subject to additional risks. Since February 2008, numerous auctions have failed due to insufficient demand for securities and have continued to fail for an extended period of time. There may not be a liquid market for the Fund’s investments in auction rate securities at a time when the Fund wishes to dispose of such securities.
A Fund may also invest in pooled investment vehicles including ETFs that are not registered investment companies or commodity pools. These pooled investment vehicles do not have the protections available to those types of investments under federal securities or commodities laws. For example, unlike registered investment companies, these vehicles are not subject to federal securities laws that limit transactions with affiliates, require redemption of shares, or limit sales load. Although shares of these vehicles may be traded on an exchange, there may be no active market for such shares and such shares may be highly illiquid.
Currently, the Investment Company and ETF Risk is not a principal risk for the Short Duration Core Plus Fund.
Strategic Income Opportunities Fund and Total Return Fund
Strategy Risk. The Fund may use relative value and other strategies that combine derivatives and/or securities to manage duration, sector and yield curve exposure and credit and spread volatility. There is no guarantee that these strategies will succeed and their use may subject the Fund to greater volatility and loss. Relative value strategies involve complex securities transactions that involve risks in addition to direct investments in securities including leverage risk and the risks described under “Derivatives Risk.”
Risk Associated with the Fund holding Cash, Money Market Instruments and Other Short-Term Investments. The Fund will, at times, hold assets in cash, money market instruments and other short-term investments, which may hurt the Fund’s performance. These positions may also subject the Fund to additional risks and costs.
Income Fund
Strategy Risk. The Fund’s strategy of seeking to provide a predictable level of dividend income may not be successful. The income payable on debt securities in general and the availability of investment opportunities varies based on market conditions. In addition, the Fund may not be effective in identifying income producing securities and managing distributions; as a result, the level of dividend income may fluctuate. The Fund’s investments are subject to various risks including the risk that the counterparty will not pay income when due which may adversely impact the level and predictability of dividend income paid by the Fund. The Fund does not guarantee that distributions will always be paid or paid at a predictable level.
Inflation Managed Bond Fund
Strategy Risk. The Fund’s investment strategies may not work to generate inflation-protected return. There is no guarantee that the use of derivatives and debt securities will mimic a portfolio of inflation-protected bonds.
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Corporate Bond Fund, High Yield Fund, Income Fund and Short Duration Core Plus Fund
Privately Placed Securities Risk. Privately placed securities generally are less liquid than publicly traded securities and a Fund may not always be able to sell such securities without experiencing delays in finding buyers or reducing the sale price for such securities. The disposition of some of the securities held by the Fund may be restricted under federal securities laws or by the relevant exchange or by a governmental or supervisory authority. As a result, the Fund may not be able to dispose of such investments at a time when, or at a price at which, it desires to do so and may have to bear expenses of registering these securities, if necessary. These securities may also be difficult to value.
Currently, Privately Placed Securities Risk is not a principal risk of the Short Duration Core Plus Fund.
Core Plus Bond Fund, Inflation Managed Bond Fund, Strategic Income Opportunities Fund, Total Return Fund and Unconstrained Debt Fund
CPI-U Strategy Risk. A Fund may use CPI-U swaps to hedge inflation risk associated with certain debt securities. There is no guarantee that such strategy will be effective in protecting the return from such securities from inflation risks. In addition, CPI-U swaps are subject to “Derivatives Risk.”
CPI-U Strategy Risk is not a principal risk of the Funds, except for the Inflation Managed Bond Fund.
Emerging Markets Corporate Debt Fund, Emerging Markets Debt Fund, Income Fund, Strategic Income Opportunities Fund, Total Return Fund and Unconstrained Debt Fund
High Portfolio Turnover Risk. A Fund will likely engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term capital gains that will generally be taxable to shareholders as ordinary income.
Emerging Markets Corporate Debt Fund, Income Fund and Short Duration Core Plus Fund
European Market Risk. A Fund’s performance will be affected by political, social and economic conditions in Europe, such as growth of the economic output (the gross national product), the rate of inflation, the rate at which capital is reinvested into European economies, the success of governmental action to reduce budget deficits, the resource self sufficiency of European countries and interest and monetary exchange rates between European countries. European financial markets may experience volatility due to concerns about high government debt levels, credit rating downgrades, the future of the euro as a common currency, possible restructuring of government debt and other government measures responding to those concerns, and fiscal and monetary controls imposed on member countries of the European Union. The risk of investing in Europe may be heightened due to steps being taken by the United Kingdom to exit the European Union. In addition, if one or more countries were to exit the European Union or abandon the use of the euro as a currency, the value of investments tied to those countries or the euro could decline significantly and unpredictably.
Emerging Markets Corporate Debt Fund and Short Duration Core Plus Fund
Foreign Municipal Securities Risk. The risk of a foreign municipal security generally depends on the financial and credit status of the issuer, which in turn will depend on the local economic, regulatory, political and other factors and conditions. Changes in a municipality’s financial health may make it difficult for the municipality to make interest and principal payments when due. This could decrease the Fund’s income or hurt the ability to preserve capital and liquidity. Under some circumstances, municipal securities might not pay interest unless the applicable legislature or municipality authorizes money for that purpose. In addition, the issuer of the obligations may be unable or unwilling to make interest and principal payments when due. These securities are also subject to foreign and emerging markets risks based on the location of the issuer.
Currently, Foreign Municipal Securities Risk is not a principal risk of the Short Duration Core Plus Fund.
Corporate Bond Fund, Income Fund and Short Duration Core Plus Fund
Equity Market Risk. A Fund’s investments in preferred shares and convertible securities are subject to equity market risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. Equity securities are subject to “stock market risk” meaning that stock prices in general (or in particular, the prices of the types of securities in which the Fund invests) may decline over short or extended periods of time. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.
Preferred Stock Risk. Preferred stock generally has a preference as to dividends and liquidation over an issuer’s common stock but ranks junior to debt securities in an issuer’s capital structure. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Because preferred stocks generally pay dividends only after the issuing company makes required payments to holders of its bonds and other debt, the value of preferred stocks generally is more sensitive than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred stock also may be subject to optional or mandatory redemption provisions.

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Currently, Preferred Stock Risk is not a principal risk of the Corporate Bond Fund and Short Duration Core Plus Fund.
Real Estate Securities Risk. The value of real estate securities in general, and REITs in particular, are subject to the same risks as direct investments in real estate and mortgages which include, but are not limited to, sensitivity to changes in real estate values and property taxes, interest rate risk, tax and regulatory risk, fluctuations in rent schedules and operating expenses, adverse changes in local, regional or general economic conditions, deterioration of the real estate market and the financial circumstances of tenants and sellers, unfavorable changes in zoning, building, environmental and other laws, the need for unanticipated renovations, unexpected increases in the cost of energy and environmental factors. In addition, the underlying mortgage loans may be subject to the risks of default or of prepayments that occur earlier or later than expected, and such loans may also include so-called “sub-prime” mortgages. The value of REITs will also rise and fall in response to the management skill and creditworthiness of the issuer. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties. REITs may be more volatile and/or more illiquid than other types of equity securities. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.
In addition, certain of the companies in which the Fund intends to invest may have developed or commenced development on properties and may develop additional properties in the future. Real estate development involves significant risks in addition to those involved in the ownership and operation of established properties, including the risks that financing, if needed, may not be available on favorable terms for development projects, that construction may not be completed on schedule (resulting in increased debt service expense and construction costs), that estimates of the costs of construction may prove to be inaccurate and that properties may not be leased, rented or operated on profitable terms and therefore will fail to perform in accordance with expectations. As a result, the value of the Fund’s investment may decrease in value.
Additional Risks for the Funds
Volcker Rule Risk. Pursuant to section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act and certain rules promulgated thereunder known as the Volcker Rule, if the adviser and/or its affiliates own 25% or more of the outstanding ownership interests of a Fund after the permitted seeding period from the implementation of a Fund’s investment strategy, a Fund could be subject to restrictions on trading that would adversely impact a Fund’s ability to execute its investment strategy. Generally, the permitted seeding period is three years from the implementation of a Fund’s investment strategy. As a result, the adviser and/or its affiliates may be required to reduce their ownership interests in a Fund at a time that is sooner than would otherwise be desirable, which may result in a Fund’s liquidation or, if a Fund is able to continue operating, may result in losses, increased transaction costs and adverse tax consequences as a result of the sale of portfolio securities.
Securities Lending Risk. Some of the Funds may engage in securities lending. Securities lending involves counterparty risk, including the risk that the loaned securities may not be returned or returned in a timely manner and/or a loss of rights in the collateral if the borrower or the lending agent defaults. This risk is increased when the Fund’s loans are concentrated with a single or limited number of borrowers. In addition, the Fund bears the risk of loss in connection with its investments of the cash collateral it receives from the borrower. To the extent that the value or return of the Fund’s investments of the cash collateral declines below the amount owed to a borrower, the Fund may incur losses that exceed the amount it earned on lending the security. In situations where the adviser does not believe that it is prudent to sell the cash collateral investments in the market, the Fund may borrow money to repay the borrower the amount of cash collateral owed to the borrower upon return of the loaned securities. This will result in financial leverage, which may cause the Fund to be more volatile because financial leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.
Emerging Markets Corporate Debt Fund and Short Duration Core Plus Fund
CLN Risk. CLNs are synthetic instruments that are subject to the counterparty risk described above under “Credit Risk.” In the event of a default, the Fund does not have a right in the underlying reference debt obligation. Generally, payments under the CLN are conditioned on the CLN’s receipt of payments from, and the CLN’s potential obligations, to the counterparties to the derivative instruments and other securities in which the CLN invests. If a default were to occur, the stream of payments may stop and the CLN would be obligated to pay the counterparty the par (or other agreed upon value) of the referenced debt obligation. This, in turn, would reduce the amount of income and principal that the Fund would receive as an investor in the CLN.
Mortgage-Backed Securities Risk. The Fund may invest in mortgage-backed securities that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In periods of rising interest rates, the Fund may be subject to extension risk, and may receive principal later than expected. As a result, in periods of rising interest rates, the Fund may exhibit additional volatility. During periods of difficult
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More About the Funds (continued)
or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, such securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.
Collateralized mortgage obligations (CMOs) and stripped mortgage-backed securities, including those structured as Interest-Only (IOs) and Principal-Only (POs), are more volatile and may be more sensitive to the rate of prepayments than other mortgage-related securities. The structure of some of these securities may be complex and there may be less available information than other types of debt securities.
Strategic Income Opportunities Fund and Total Return Fund
Insurance-Linked Securities Risk. The Funds may invest in insurance-linked securities. Gains or losses on insurance based instruments are tied to specific types of insurance risk including, but not limited to, fire, hurricanes, earthquakes, wind-storms, extreme temperature conditions, tsunamis, and floods. The type, frequency and severity of catastrophic events are difficult to predict or model, and thus the expected return on an investment with respect to such instruments is difficult to calculate. A Fund’s investments in insurance-linked securities may be concentrated in one or more types of risk, in which case the overall adverse impact on the Fund of a single catastrophe or other insured event or adverse movements in the value of a single investment position could be considerably greater than if the Fund’s insurance-based investments were more diversified. Insurance-linked securities often provide for an extension of maturity to process and audit loss claims where a catastrophic event has, or possibly has, occurred. An extension of maturity may increase volatility. Insurance-linked exposure may also expose a Fund to certain unanticipated risks including credit risk, counterparty risk, adverse regulatory or jurisdictional interpretations, and adverse tax consequences. Insurance-linked securities may also be subject to liquidity risk.
Business Development Company Risk. Each Fund may invest in shares of BDCs. BDCs are closed-end investment companies that have elected to be BDCs under the Investment Company Act of 1940. Shareholders bear both their proportionate share of a Fund’s expenses and similar expenses of the BDC when a Fund invests in shares of the BDC. BDCs that are listed on a stock exchange may trade at a price below their net asset value (also known as a discount). If a Fund invests in BDCs, it may incur added expenses such as additional management fees and trading costs. BDCs generally invest in debt securities that are not rated by a credit rating agency and are considered below investment grade quality (junk bonds). Little public information generally exists for the type of companies in which a BDC may invest and, therefore, there is a risk that investors may not be able to make a fully informed evaluation of the BDC and its portfolio of investments. In addition, investments made by BDCs are typically illiquid and are difficult to value for purposes of determining a BDC’s net asset value. If a Fund invests in a BDC that is privately placed, the investment also may be subject to additional liquidity risks because it may be difficult for the Fund to liquidate its investment in a privately placed BDC. The revenues, income (or losses) and valuations of companies in which BDCs invest can, and often do, fluctuate suddenly and dramatically, and they face considerable risk of loss.
Income Fund and Unconstrained Debt Fund
ETF and Investment Company Risk. Shareholders bear both their proportionate share of a Fund’s expenses and similar expenses of the underlying investment company or ETF when the Fund invests in shares of another investment company or ETF. A Fund is subject to the risks associated with the ETF or investment company’s investments. The price and movement of an ETF or closed-end fund designed to track an index may not track the index and may result in a loss. In addition, ETFs and closed-end investment companies may trade at a price above (premium) or below (discount) their net asset value, especially during periods of significant market volatility or stress, causing investors to pay significantly more or less than the value of the ETF’s underlying portfolio. Certain ETFs or closed-end funds traded on exchanges may be thinly traded and experience large spreads between the “ask” price quoted by a seller and the “bid” price offered by a buyer.
For more information about risks associated with the types of investments that the Funds purchase, please read the “Risk/Return Summaries” and “Investment Practices” section later in the prospectus, and the Statement of Additional Information.
Conflicts of Interest
An investment in a Fund is subject to a number of actual or potential conflicts of interest. For example, the Adviser and/or its affiliates provide a variety of different services to a Fund, for which the Fund compensates them. As a result, the Adviser and/or its affiliates have an incentive to enter into arrangements with a Fund, and face conflicts of interest when balancing that incentive against the best interests of a Fund. The Adviser and/or its affiliates also face conflicts of interest in their service as investment adviser to other clients, and, from time to time, make investment decisions that differ from and/ or negatively impact those made by the Adviser on behalf of a Fund. In addition, affiliates of the Adviser provide a broad range of services and products to their clients and are major participants in the global currency, equity, commodity, fixed-income and other markets in which a Fund invests or will invest. In certain circumstances by providing services and products to their clients, these affiliates’ activities will disadvantage or restrict the Funds and/or benefit these affiliates. The Adviser may also acquire material non-public information which would negatively affect the Adviser’s ability to transact in securities for a Fund. JPMorgan and the Funds have adopted policies and procedures reasonably designed to appropriately prevent, limit or mitigate conflicts of interest. In addition, many of the activities that create these conflicts of interest are limited and/or

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prohibited by law, unless an exception is available. For more information about conflicts of interest, see the Potential Conflicts of Interest section in the SAI.
Temporary Defensive and Cash Positions
For liquidity and to respond to unusual market conditions, the Funds may invest all or most of their total assets in cash and cash equivalents for temporary defensive purposes. In addition, certain Funds may invest in cash and cash equivalents as a principal investment strategy. These investments may result in a lower yield than lower-quality or longer-term investments, and, in the case of Funds that are using such investments for temporary defensive purposes, prevent the Funds from meeting their investment objectives.
WHAT IS A CASH EQUIVALENT?
Cash equivalents are highly liquid, high-quality instruments with maturities of three months or less on the date they are purchased. They include securities issued by the U.S. government, its agencies and instrumentalities, repurchase agreements, certificates of deposit, bankers’ acceptances, commercial paper, money market mutual funds and bank deposit accounts.
While the Funds are engaged in a temporary defensive position, they may not meet their investment objectives. These investments may also be inconsistent with a Fund’s main investment strategies. Therefore, the Funds will pursue a temporary defensive position only when market conditions warrant.
Additional Fee Waiver and/or Expense Reimbursement
Service providers to the Funds may, from time to time, voluntarily waive all or a portion of any fees to which they are entitled and/or reimburse certain expenses as they may determine from time to time. The Funds’ service providers may discontinue or modify these voluntary actions at any time without notice. Performance for the Funds reflects the voluntary waiver of fees and/or the reimbursement of expenses, if any. Without these voluntary waivers and/or expense reimbursements, performance would have been less favorable.
Additional Historical Performance
Information
Core Bond Fund
The historical performance for the Class R2 Shares in the performance table prior to their inception on 11/3/08 is based on the performance of the Class I Shares of the Fund, which invest in the same portfolio of securities, but are offered in a different prospectus. All prior class performance has been adjusted to reflect the differences in expenses between classes.
The historical performance for the Class R3 and Class R4 Shares in the performance table prior to their inception on 9/9/16 is based on the performance of the Class I Shares of the Fund, which invest in the same portfolio of securities, but are offered in a different prospectus. Class R3, Class R4 and Class I Shares of the Fund would have substantially similar performance because the shares are invested in the same portfolio of securities, and the performance would differ only to the extent that the classes have different expenses.
Core Plus Bond Fund
The historical performance for the Class R2 Shares in the performance table prior to their inception on 11/3/08 is based on the performance of the Class I Shares of the Fund, which invest in the same portfolio of securities, but are offered in a different prospectus. All prior class performance has been adjusted to reflect the differences in expenses between classes.
The historical performance for the Class R3, Class R4 and Class R5 Shares in the performance table prior to their inception on 9/9/16 is based on the performance of the Class I Shares of the Fund, which invest in the same portfolio of securities, but are offered in a different prospectus. Class R3, Class R4, Class R5 and Class I Shares of the Fund would have substantially similar performance because the shares are invested in the same portfolio of securities, and the performance would differ only to the extent that the classes have different expenses.
Emerging Markets Debt Fund
The historical performance for the Class R6 Shares in the performance table prior to inception on 7/2/12 is based on the performance of the Class R5 Shares of the Fund, which invest in the same portfolio of securities. The actual returns of Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class R5 Shares.
Government Bond Fund
The historical performance for the Class R2 Shares prior to their inception on 11/3/08 is based on the performance of the Class I Shares of the Fund, which invest in the same portfolio of securities, but are offered in a different prospectus. All prior class performance has been adjusted to reflect the differences in expenses between classes.
The historical performance for the Class R3 and Class R4 Shares in the performance table prior to their inception on 9/9/16 is based on the performance of the Class I Shares of the Fund, which invest in the same portfolio of securities, but are offered in a different prospectus. Class R3, Class R4 and Class I Shares of the Fund would have substantially similar performance because the shares are invested in the same portfolio of securities, and the performance would differ only to the extent that the classes have different expenses.
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This historical performance for the Class R6 Shares in the performance table prior to their inception on 8/1/16 is based on the performance of the Class I Shares of the Fund, which invest in the same portfolio of securities, but are offered in a difference prospectus. The actual returns of Class R6 Shares would have been different than those shown because Class R6 have different expenses than Class I Shares.
High Yield Fund
The historical performance for the Class R2 Shares in the performance table prior to their inception on 11/3/08 is based on the performance of the Class I Shares of the Fund, which invest in the same portfolio of securities, but offered in a different prospectus. All prior class performance has been adjusted to reflect the differences in expenses between classes.
Inflation Managed Bond Fund
The historical performance for the Class R6 Shares in the performance table prior to their inception on 11/30/10 is based on the performance of the Class R5 Shares of the Fund, which invest in the same portfolio of securities. The actual return of the Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class R5 Shares.
Unconstrained Debt Fund
The historical performance for the Class R6 Shares in the performance table prior to their inception on 11/1/11 is based on the performance of the Class R5 Shares of the Fund, which invest in the same portfolio of securities, but are offered in a different prospectus. The actual returns of the Class R6 Shares would have been different than those shown because Class R6 Shares have difference expenses than Class I Shares.
ADDITIONAL INFORMATION CONCERNING STRATEGIC INCOME OPPORTUNITIES FUND
Fund Expenses
“Acquired Fund Fees and Expenses” are based on the allocation of the Fund’s assets to acquired funds including Institutional Class Shares of JPMorgan U.S. Government Money Market Fund calculated on a daily basis for the fiscal year ended 2/28/18. The JPMorgan U.S. Government Money Market Fund imposes a separate investment advisory fee, administration fee, and shareholder servicing fee. The Fund’s adviser, administrator, and shareholder servicing agent will waive fees charged in an amount equal to the weighted pro rata amount of investment advisory fees, administration fees and shareholder servicing fees charged by the JPMorgan U.S. Government Money Market Fund. For the fiscal year ended 2/28/18, the net expenses of Class R5 and Class R6 Shares were 0.58% and 0.52%, respectively, taking into account these waivers.

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The Funds’ Management and Administration
The following Funds are series of JPMorgan Trust I (JPMT I), a Delaware statutory trust:
Corporate Bond Fund
Emerging Markets Corporate Debt Fund
Emerging Markets Debt Fund
Income Fund
Inflation Managed Bond Fund
Short Duration Core Plus Fund
Strategic Income Opportunities Fund
Total Return Fund
Unconstrained Debt Fund
The following Funds are series of JPMorgan Trust II (JPMT II), a Delaware statutory trust:
Core Bond Fund
Core Plus Bond Fund
Government Bond Fund
High Yield Fund
Limited Duration Bond Fund
Mortgage-Backed Securities Fund
Short Duration Bond Fund
The trustees of each Trust are responsible for overseeing all business activities of their respective Funds.
Each of the Funds operates in a multiple class structure. A multiple class fund is an open-end investment company that issues two or more classes of shares representing interests in the same investment portfolio.
Each class in a multiple class fund can set its own transaction minimums and may vary with respect to expenses for distribution, administration and shareholder services. This means that one class could offer access to a Fund on different terms than another class. Certain classes may be more appropriate for a particular investor.
Each Fund may issue other classes of shares that have different expense levels and performance and different requirements for who may invest. Call 1-800-480-4111 to obtain more information concerning all of the Funds’ other share classes. A Financial Intermediary who receives compensation for selling Fund shares may receive a different amount of compensation for sales of different classes of shares.
The Funds’ Investment Adviser
J.P. Morgan Investment Management Inc. (JPMIM) acts as investment adviser to the Funds and makes day-to-day investment decisions for the Funds.
JPMIM is a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. (JPMorgan Chase), a bank holding company. JPMIM is located at 270 Park Avenue, New York, NY 10017.
During the most recent fiscal year ended 2/28/18, JPMIM was paid management fees (net of waivers), as shown below (for the time period indicated), as a percentage of average daily net assets:
Core Bond Fund	0.27%
Core Plus Bond Fund	0.30
Corporate Bond Fund	0.29
Emerging Markets Corporate Debt Fund	0.58
Emerging Markets Debt Fund	0.63
Government Bond Fund	0.26
High Yield Fund	0.54
Income Fund	0.12
Inflation Managed Bond Fund	0.35
Limited Duration Bond Fund	0.18
Mortgage-Backed Securities Fund	0.22
Short Duration Bond Fund	0.22
Short Duration Core Plus Fund	0.25
Strategic Income Opportunities Fund	0.42
Total Return Fund	0.26
Unconstrained Debt Fund	0.41
A discussion of the basis the Board of Trustees of the Trusts used in reapproving the investment advisory agreement for the Funds is available in the semi-annual report for the period ended August 31.
The Portfolio Managers
Core Bond Fund
The lead portfolio managers who are primarily responsible for the day-to-day management of the Fund are listed below. As part of that responsibility, the portfolio managers establish and monitor the overall duration, yield curve, and sector allocation strategies for the Fund. The portfolio managers are assisted by research teams who provide individual security and sector recommendations regarding their area of focus, while the portfolio managers select and allocate individual securities in a manner designed to meet the investment objective of the Fund.
Barbara Miller, Managing Director, is the lead portfolio manager responsible for the day-to-day management of the Fund. An employee of JPMIM or predecessor firms since 1994 and portfolio manager for the Fund since September 2015, Ms. Miller is currently the head of the U.S. Value Driven Platform within JPMIM’s Global Fixed Income, Currency & Commodities Group (GFICC). She also has served as the manager and a senior portfolio manager for the Fixed Income Mid Institutional Taxable Group since 2007 which provides individually managed fixed income investments for fully discretionary, institutional accounts and personal investment management accounts. Richard Figuly, Managing Director, became part of the team responsible for management of the Fund in September 2015. An employee of JPMIM or predecessor firms since 1993, Mr. Figuly is a member of the GFICC group and a portfolio manager for the

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U.S. Value Driven team and is responsible for managing certain J.P. Morgan Funds and institutional taxable bond portfolios. Peter Simons, Managing Director and CFA charterholder, has been a portfolio manager of the Fund since November 2016. An employee of JPMIM or predecessor firms since 2001, Mr. Simons is a member of the GFICC group and a portfolio manager for the U.S. Value Driven team responsible for managing taxable bond portfolios for institutional clients.
Core Plus Bond Fund
The lead portfolio managers who are primarily responsible for the day-to-day management of the Fund are listed below. As part of that responsibility, the portfolio managers establish and monitor the overall duration, yield curve, and sector allocation strategies for the Fund. The portfolio managers are assisted by multiple sector and research teams who help formulate duration and allocation recommendations and support the strategies of the Fund within the parameters established by the portfolio managers.
The portfolio management team for the Fund consists of Steven S. Lear, Managing Director and CFA charterholder, Richard Figuly, Managing Director, and J. Andrew Norelli, Managing Director. The team also includes additional portfolio managers who make day-today decisions concerning all alternative strategies such as emerging market debt. Mr. Lear is responsible for overseeing U.S. broad market strategies for the U.S. Macro Driven investment team and has been part of the team responsible for management of the Fund since 2013. Prior to joining JPMIM in 2008, Mr. Lear was at Schroder Investment Management for ten years, serving as the head of the U.S. fixed income securities team for seven years. Mr. Figuly became part of the team responsible for management of the Fund in May 2006. An employee of JPMIM or predecessor firms since 1993, Mr. Figuly is a member of the Columbus Taxable Bond Team responsible for trading fixed income securities with an emphasis on asset-backed securities. Mr. Norelli is a portfolio manager within the U.S. Macro Driven investment team, where he focuses on multi-asset class portfolios, asset allocation, macroeconomic strategy, and global market dynamics. Prior to joining JPMIM in 2012, Mr. Norelli spent over 11 years at Morgan Stanley in fixed income, most recently serving four years as co-head of the firm’s emerging markets credit trading business.
Corporate Bond Fund
The lead portfolio managers who are primarily responsible for the day-to-day management of the Fund are Lisa Coleman, Managing Director and CFA charterholder, Jeremy Klein, Managing Director and CFA charterholder, and Lorenzo Napolitano, Executive Director and CFA charterholder. Ms. Coleman, Mr. Klein and Mr. Napolitano are responsible for establishing and monitoring the overall duration, yield curve, sector allocation, the overweights and underweights of the Fund’s portfolio versus the benchmark. Ms. Coleman, Mr. Klein and Mr. Napolitano are assisted by regional sector and research teams who help formulate the macro credit, sector and security strategies of the Fund. Ms. Coleman is the head of the Global Investment Grade Corporate Credit team in the New York/ London Global Fixed Income, Currency & Commodities group (GFICC). Prior to joining the firm in 2008, Ms. Coleman was at Schroder Investment Management for eight years, serving as the head of Global Credit Strategies and the head of European Fixed Income. Mr. Klein is a member of GFICC. Mr. Klein is a portfolio manager within the New York U.S. Investment Grade Corporate Credit Team and is responsible for managing credit exposure across client portfolios. An employee since 2000, Mr. Klein was previously a member of the U.S. Fixed Income Portfolio Management Group, overseeing broad market accounts. Mr. Napolitano is a member of GFICC and a portfolio manager within the Investment Grade Corporate Credit Team. Prior to joining the firm in 2012, he was an associate portfolio manager at Lord, Abbett & Co. LLC where he traded and provided research analysis for institutional and retail portfolios within Investment Grade Credit.
Emerging Markets Corporate Debt Fund
The lead portfolio managers who are primarily responsible for the day-to-day management of the Fund are listed below. As part of that responsibility, the portfolio managers establish and monitor the overall duration, yield curve, and sector allocation strategies for the Fund. The portfolio managers are assisted by specialized regional sector and research teams who help formulate duration, issuer and allocation recommendations and support the strategies of the Fund within the parameters establish by the portfolio managers.
Pierre-Yves Bareau, Managing Director, Scott McKee, Managing Director, and Eduardo Alhadeff, Executive Director, are the lead portfolio managers of the Fund since its inception, and share responsibility for the day-to-day management of the Fund including general responsibility for sector allocations and individual security selection. A member of JPMIM’s Global Fixed Income, Currency & Commodities group (GFICC), Mr. Bareau supervises the portfolio management team and shares responsibility with Mr. McKee and Mr. Alhadeff for the duration, yield curve, and sector allocation strategies for the Fund. Before joining JPMIM in October 2009, Mr. Bareau was the Chief Investment Officer for Fortis Investments for emerging markets debt for more than 10 years. Mr. McKee is a member of GFICC and is primarily responsible for overweight and underweight positions in countries and sectors and for selecting individual securities for the Fund. Before joining JPMIM in 2011, Mr. McKee was Chief Executive and Portfolio Manager at Volterra Investment Management. Mr. Alhadeff is also a member of GFICC and shares responsibility for overweight and underweight positions in countries and sectors and for selecting individual securities for the Fund. Prior to rejoining JPMIM in 2011, Mr. Alhadeff was a partner at BRZ Investimentos, where he was responsible for the structuring and management of the high grade funds and some of the special situations funds.

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Emerging Markets Debt Fund
The lead portfolio managers who are primarily responsible for the day-to-day management of the Fund are listed below. As part of that responsibility, the portfolio managers establish and monitor the overall duration, yield curve, and sector allocation strategies for the Fund. The portfolio managers are assisted by multiple sector and research teams who help formulate duration and allocation recommendations and support the strategies of the Fund within the parameters established by the portfolio managers.
Pierre-Yves Bareau, Managing Director, and Emil M. Babayev, Executive Director, are the lead portfolio managers responsible for the day-to-day management of the Fund. Mr. Bareau has been a portfolio manager for the Fund and an employee of JPMIM since October 2009. He is the Head and Chief Investment Officer of the Emerging Markets Debt team in the Global Fixed Income, Currency & Commodities (GFICC) group. He is responsible for coordinating resources located in New York, London, Asia and Latin America. Mr. Babayev is a member of the GFICC group and is the lead portfolio manager for hard currency debt strategies within the Emerging Markets Debt Team. He has been an employee of JPMIM since 2000 and a portfolio manager for the Fund since March 2016.
Government Bond Fund
The lead portfolio managers who are primarily responsible for the day-to-day management of the Fund are listed below. As part of that responsibility, the portfolio managers establish and monitor the overall duration, yield curve, and sector allocation strategies for the Fund. The portfolio managers are assisted by multiple sector and research teams who help formulate duration and allocation recommendations and support the strategies of the Fund within the parameters established by the portfolio managers. Michael Sais, Managing Director and CFA charterholder, is the lead portfolio manager responsible for the day-to-day management of the Fund. Mr. Sais is a member of the Taxable Bond Team and has been part of the team responsible for the management of these Funds since 1996. Mr. Sais joined JPMIM or predecessor firms in 1994 as a senior fixed income research analyst. Mr. Robert Manning began participating in the management of the Government Bond Fund in 2013. Information on Mr. Manning is described under Limited Duration Bond Fund.
High Yield Fund
The lead portfolio managers who are primarily responsible for the day-to-day management of the Fund are listed below. As part of that responsibility, the portfolio managers establish and monitor the overall duration, yield curve, and sector allocation strategies for the Fund. The portfolio managers are assisted by multiple sector and research teams who help formulate duration and allocation recommendations and support the strategies of the Fund within the parameters established by the portfolio managers.
The portfolio management team for the Fund is comprised of William J. Morgan, Managing Director and James P. Shanahan, Managing Director. Mr. Morgan and Mr. Shanahan have been part of the team responsible for management of the Fund since inception. Mr. Morgan is a High Yield Team leader and the portfolio manager for accounts in the high yield broad, leveraged loan, and short duration high yield styles. An employee of JPMIM or predecessor firms since 1998, Mr. Morgan has worked in the high yield investment industry since 1982. An employee of JPMIM or predecessor firms since 1998, Mr. Shanahan has worked in the high yield industry since 1986. He is a portfolio manager for high yield broad opportunistic, leveraged loans and distressed debt styles.
Income Fund
The portfolio managers who are primarily responsible for the day-to-day management of the Fund are J. Andrew Norelli, Managing Director, and Andrew Headley, Managing Director and CFA charterholder. Mr. Norelli has managed the Fund since its inception and Mr. Headley joined the portfolio management team in March 2017. As part of that responsibility, the portfolio managers establish and monitor the overall duration, yield curve, and sector allocation strategies for the Fund. Mr. Norelli is a portfolio manager within the Macro Driven investment team, where he focuses on multi-asset class portfolios, asset allocation, macroeconomic strategy, and global market dynamics. Prior to joining JPMIM in 2012, Mr. Norelli spent over 11 years at Morgan Stanley in fixed income, most recently serving four years as co-head of the firm’s emerging markets credit trading business. Mr. Headley is the Head of Mortgages on the U.S. Macro Driven investment team for the Global Fixed Income, Currency & Commodities (GFICC) group. An employee of JPMIM since 2005, Mr. Headley is responsible for overseeing the agency and non-agency mortgage-backed securities, commercial mortgage-backed securities and commercial mortgage loan investment teams and also responsible for managing mortgage portfolios as well as developing and implementing mortgage strategies for multi-sector portfolios. The portfolio managers are assisted by multiple sector and research teams who help formulate duration and allocation recommendations and support the strategies of the Fund within the parameters established by the portfolio managers.
Inflation Managed Bond Fund
The lead portfolio managers who are primarily responsible for the day-to-day management of the Fund are listed below. The portfolio management team consists of Scott E. Grimshaw, Executive Director and CFA charterholder, Deepa Majmudar, Managing Director, Steven S. Lear, Managing Director and CFA charterholder and David Rooney, Executive Director and CFA charterholder. Mr. Grimshaw is responsible for the day-to-day management of the Fund’s portfolio of securities whereas Ms. Majmudar is responsible for implementing the inflation-managed strategy of the Fund through the use of the CPI-U swaps. Mr. Grimshaw is a member of the Global Fixed Income,
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Currency & Commodities (GFICC) group. An employee since 1988 and portfolio manager of the Fund since its inception, Mr. Grimshaw is a portfolio manager for the U.S. Value Driven team and is responsible for managing institutional taxable bond portfolios. Ms. Majmudar is a member of the GFICC group. An employee since 2003 and portfolio manager for the Fund since its inception, Ms. Majmudar is a senior portfolio manager and inflation specialist and focuses on strategies and tactics for diversified products and their included asset classes. Mr. Lear is the U.S. Chief Investment Officer within the GFICC group and is responsible for overseeing the day-to-day management of the Fund’s portfolio of securities. An employee since 2008 and a portfolio manager for the Fund since 2013, Mr. Lear is responsible for overseeing fixed income investment strategies in the U.S., including core plus, insurance, liability-driven investing and stable value. Mr. Rooney is a member in the GFICC group and is responsible for day-to-day management of the Fund’s investments in CPI-U swaps. An employee since 2012 and portfolio manager of the Fund since 2015, Mr. Rooney is responsible for managing fixed income and derivative assets, with an emphasis on inflation-linked products. Prior to joining the firm, Mr. Rooney was with BNY Mellon Asset Management and the Bank of New York, most recently as a portfolio managers and trader focused on securitized products. The portfolio managers are assisted by multiple sector and research teams who help formulate duration and allocation recommendations and support the strategies of the Fund within the parameters established by the portfolio managers.
Limited Duration Bond Fund
The lead portfolio managers who are primarily responsible for the day-to-day management of the Fund are listed below. As part of that responsibility, the portfolio managers establish and monitor the overall duration, yield curve, and sector allocation strategies for the Fund. The portfolio managers are assisted by multiple sector and research teams who help formulate duration and allocation recommendations and support the strategies of the Fund within the parameters established by the portfolio managers.
Michael Sais, Managing Director and CFA charterholder, is the lead portfolio manager responsible for the day-to-day management of the Fund. Mr. Sais is a member of the Taxable Bond Team and has been part of the team responsible for the management of the Fund since 1995. Mr. Sais joined JPMIM or predecessor firms in 1994 as a senior fixed income research analyst. An employee of JPMIM since 1999, Robert Manning, Managing Director and CFA charterholder, also participates in the management of the Fund. Mr. Manning is a portfolio manager for Insurance Solutions. Previously, he was a member of the Fixed Income Portfolio Management Group that supports Mid-Institutional Portfolios.
Mortgage-Backed Securities Fund
The lead portfolio managers who are primarily responsible for the day-to-day management of the Fund are listed below. As part of that responsibility, the portfolio managers establish and monitor the overall duration, yield curve, and sector allocation strategies for the Fund. The portfolio managers are assisted by research teams who provide individual security and sector recommendations regarding their area of focus, while the portfolio managers select and allocate individual securities in a manner designed to meet the investment objective of the Fund.
The lead portfolio managers are Richard D. Figuly, Managing Director and Michael Sais, Managing Director and CFA charterholder. Mr. Figuly became part of the team responsible for management of the Fund in 2015. An employee of JPMIM or predecessor firms since 1993, Mr. Figuly is a member of the Global Fixed Income, Currency & Commodities Group (GFICC) and a portfolio manager for the U.S. Value Driven Team and is responsible for managing certain J.P. Morgan Funds and institutional taxable bond portfolios. Mr. Sais is a member of the GFICC group and a portfolio manager for the U.S. Value Driven Team and has been part of the team responsible for the management of the Fund since 2005. Mr. Sais joined JPMIM or predecessor firms in 1994 as a senior fixed income research analyst.
Short Duration Bond Fund
The lead portfolio managers who are primarily responsible for the day-to-day management of the Fund are listed below. As part of that responsibility, the portfolio managers establish and monitor the overall duration, yield curve, and sector allocation strategies for the Fund. The portfolio managers are assisted by multiple sector and research teams who help formulate duration and allocation recommendations and support the strategies of the Fund within the parameters established by the portfolio managers.
Gregg Hrivnak, Managing Director and CFA charterholder, has been the lead portfolio manager responsible for the day-to-day management of the Fund since May 2006. An employee of JPMIM or predecessor firms since 1989, Mr. Hrivnak has been part of the portfolio management team for the Fund since June 2005 and was previously a fixed income research analyst for the Taxable Bond Team responsible for asset-backed securities. He is currently a portfolio manager and trader in the Global Fixed Income, Currency & Commodities (GFICC) group. Richard Figuly, Managing Director, has participated in the management of the Fund since May 2006. An employee of JPMIM or predecessor firms since 1993, Mr. Figuly is a member of the GFICC group and a portfolio manager for the U.S. Value Driven team and is responsible for managing certain J.P. Morgan Funds and institutional taxable bond portfolios. Susan Parekh, Executive Director, has participated in the management of the Fund since November 2016. An employee of JPMIM or predecessor firms since 1996, Ms. Parekh is a member of GFICC and is a

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portfolio manager for the U.S. Value Driven team and is responsible for managing certain J.P. Morgan Funds and institutional taxable bond portfolios.
Short Duration Core Plus Fund
The lead portfolio managers who are primarily responsible for the day-to-day management of the Fund are Steven Lear, Managing Director and CFA charterholder and Cary Fitzgerald, Managing Director. As part of that responsibility, the portfolio managers establish and monitor the overall duration, yield curve, and sector allocation strategies for the Fund. The portfolio managers are assisted by multiple sector and research teams who help formulate a duration and allocation recommendations and support the strategies of the Fund within the parameters established by the portfolio managers. Mr. Lear is responsible for overseeing U.S. broad market strategies for the Macro Driven investment team and has been part of the team responsible for management of the Fund since 2017. Prior to joining JPMIM in 2008, Mr. Lear was at Schroder Investment Management for ten years, serving as the head of U.S. fixed income securities team for seven years. An employee of JPMorgan Chase since 2000, Mr. Fitzgerald is a portfolio manager in the Global Fixed Income, Currency & Commodities (GFICC) group and oversees JPMIM’s short duration and stable value account strategies for institutional clients.
Strategic Income Opportunities Fund
William Eigen, Managing Director and CFA charterholder, is the lead portfolio manager who has been primarily responsible for the day-to-day management of the Fund since its inception. In his role as lead portfolio manager for the Fund, he is responsible for establishing and monitoring the strategy allocation for the Fund within and among sectors and utilizing the research and insight of dedicated sector specialists in making day-to-day decisions regarding securities to be bought or sold by the Fund. Information on Mr. Eigen is described under the Total Return Fund.
Jarred A. Sherman, Managing Director and CFA charterholder, and Jeffrey Wheeler, Executive Director and CFA charterholder, are co-managers of the Fund. Mr. Sherman has been a portfolio manager for the Fund since 2009. An employee of JPMIM since 1999, Mr. Sherman is a portfolio manager and member of the Absolute Return and Opportunistic Fixed Income Team. In his role as co-manager, Mr. Sherman works closely with the lead portfolio manager to oversee the day-to-day operations of the Fund. Mr. Wheeler has been a portfolio manager of the Fund since October 2015 and is responsible for the Fund’s investments in securitized products. An employee of JPMIM since 2013, Mr. Wheeler is a portfolio manager and member of the Absolute Return and Opportunistic Fixed Income Team. Prior to joining JPMIM, Mr. Wheeler was a portfolio manager at Smith Breeden Associates, where he served as head of the Securitized Asset Team from 2009 to 2013.
Total Return Fund
The lead portfolio manager who is primarily responsible for the day-to-day management of the Fund is listed below. As part of that responsibility, the portfolio manager establishes and monitors the overall duration, yield curve, and sector allocation strategies for the Fund. The portfolio manager is assisted by multiple sector and research teams who help formulate duration and allocation recommendations and support the strategies of the Fund within the parameters established by the portfolio manager.
William Eigen, Managing Director and CFA charterholder, is the lead portfolio manager who has been responsible for the day-to-day management of the Fund since inception. Mr. Eigen has been an employee of JPMIM since April 2008 and is currently the head of Absolute Return and Opportunistic strategies.
Jarred Sherman, Managing Director and CFA charterholder is also a senior member of the Absolute Return and Opportunistic Fixed Income Team. As part of the team’s investment process Messrs. Eigen and Sherman meet, along with other portfolio managers and research analysts, to discuss the economic outlook, industry trends, and the merits and risks of investment ideas for the Fund. Messrs. Eigen and Sherman follow the same investment process, philosophy and research resources, and in Mr. Eigen’s absence, Mr. Sherman will be responsible for day-to-day management of the portfolio. Information on Mr. Sherman is included under the Strategic Income Opportunities Fund.
Unconstrained Debt Fund
The lead portfolio managers who are primarily responsible for the day-to-day management of the Fund are listed below. As part of that responsibility, the portfolio managers establish and monitor the overall duration, yield curve, and sector allocation strategies for the Fund. The portfolio managers are assisted by multiple sector and research teams who help formulate duration and allocation recommendations and support the strategies of the Fund within the parameters established by the portfolio managers.
The portfolio management team for the Fund is comprised of Robert Michele, Managing Director and CFA charterholder, Nicholas J. Gartside, Managing Director and CFA charterholder, Iain T. Stealey, Managing Director and CFA charterholder and Matthew Pallai, Executive Director. A portfolio manager for the Fund since its inception, Mr. Michele is the Global Chief Investment Officer within J.P. Morgan Asset Management’s Global Fixed Income and Currency Group. He is responsible for overseeing the activities of the fixed income and currency investment teams based in New York, Europe and Asia. Prior to joining JPMIM in 2008, Mr. Michele was at Schroder Investment Management for ten years, most recently serving as the global head of fixed income. Mr. Gartside joined the portfolio management team for the Fund in 2011 and is the International Chief Investment Officer within JPMorgan Asset Management’s Global Fixed Income and Currency Group. In this role, Mr. Gartside is responsible for leading and overseeing the activities of
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The Funds’ Management and Administration (continued)
international fixed income teams. In addition, he is the co-manager of multi-sector fixed income products. Prior to joining JPMIM in 2010, he was at Schroder Investment Management for eight years where he most recently served as the Head of Global Fixed Income. Mr. Stealey has served as a member of the portfolio management team for the Fund since its inception. An employee of JPMIM since 2002, Mr. Stealey is a portfolio manager in the International Fixed Income Group focusing on high grade bond strategies. He specializes in portfolio construction and works on multi-currency accounts for both segregated clients and pooled funds.
The Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Funds.
The Funds' Administrator
JPMIM (the Administrator) provides administrative services and oversees each Fund’s other service providers. The Administrator receives a pro-rata portion of the following annual fee on behalf of each Fund for administrative services: 0.15% of the first $25 billion of average daily net assets of all Funds (excluding certain funds of funds and money market funds) in the J.P. Morgan Funds Complex plus 0.075% of average daily net assets of such Funds over $25 billion.
The Funds' Shareholder Servicing Agent
The Trusts, on behalf of the Funds, have entered into a shareholder servicing agreement with JPMorgan Distribution Services, Inc. (JPMDS) under which JPMDS has agreed to provide certain support services to the Funds’ shareholders. For performing these services, JPMDS, as shareholder servicing agent, receives an annual fee of 0.25% of the average daily net assets of the Class R2, Class R3 and Class R4 Shares and an annual fee of 0.10% of the average daily net assets of the Class R5 Shares of each Fund. JPMDS may enter into services agreements with Financial Intermediaries under which it will pay all or a portion of the annual fee to such Financial Intermediaries for performing shareholder and administrative services. Class R6 Shares do not have shareholder service fees.
The Funds' Distributor
JPMDS (the Distributor) is the distributor for the Funds. The Distributor is an affiliate of JPMIM.
Additional Compensation to Financial Intermediaries
JPMIM, JPMDS and, from time to time, other affiliates of JPMorgan Chase may also, at their own expense and out of their own legitimate profits, provide additional cash payments to Financial Intermediaries whose customers invest in shares of the J.P. Morgan Funds. For this purpose, Financial Intermediaries include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase, that have entered into agreements with JPMDS. These additional cash payments are payments over and above any sales charges (including Rule 12b-1 fees), service fees, sub-transfer agency and/or networking fees that are paid to such Financial Intermediaries, as described elsewhere in this prospectus. These additional cash payments are generally made to Financial Intermediaries that provide shareholder, sub-transfer agency or administrative services or marketing support. Marketing support may include access to sales meetings, sales representatives and Financial Intermediary management representatives, inclusion of the J.P. Morgan Funds on a sales list, including a preferred or select sales list, or other sales programs and/or for training and educating a Financial Intermediary’s employees. These additional cash payments also may be made as an expense reimbursement in cases where the Financial Intermediary provides shareholder services to J.P. Morgan Fund shareholders. JPMIM and JPMDS may also pay cash compensation in the form of finders’ fees that vary depending on the J.P. Morgan Fund and the dollar amount of shares sold. Such additional compensation may provide such Financial Intermediaries with an incentive to favor sales of shares of the J.P. Morgan Funds over other investment options they make available to their customers. See the Statement of Additional Information for more information.

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Investing with J.P. Morgan Funds
Choosing A Share Class
Each share class represents an investment in the same portfolio of securities, but each has different availability and eligibility criteria, expenses, dividends and distributions.
Please read this prospectus carefully, and then select the Fund and share class most appropriate for you and decide how much you want to invest. Each Fund may offer other classes of shares not included in this prospectus that have different expense levels, performance and eligibility requirements from the share classes offered in this prospectus. Call 1-800-480-4111 to obtain more information concerning these or other share classes. A Financial Intermediary may receive different compensation based on the share class sold.
Class R shares are primarily used in Group Retirement Plans. The particular Group Retirement Plan will determine the share class available to its participants.

Shares of the Funds have not been registered for sale outside of the United States. This prospectus is not intended for distribution to prospective investors outside of the United States. The Funds generally do not market or sell shares to investors domiciled outside of the United States, even, with regard to individuals, if they are citizens or lawful permanent residents of the United States.
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Investing with J.P. Morgan Funds (continued)
Class R2	Class R3	Class R4	Class R5	Class R6
Eligibility [1]	May be purchased by Group Retirement Plans.[1]	May be purchased by Group Retirement Plans.[1]	May be purchased by Group Retirement Plans.[1]	May be purchased by
• Group Retirement Plans,[1]
• Section 529 college savings plans,
• Current and future JPMorgan SmartRetirement and JPMorgan SmartRetirement Blend Funds, and
• Such other J.P. Morgan Funds of Funds as are designated by the J.P. Morgan Funds Board of Trustees.	May be purchased by
• Group Retirement Plans,[1]
• Certain discretionary accounts at JPMIM or JPMorgan Chase Bank, N.A. or their affiliates (the Investment Manager) as defined below,
• Certain direct investors as defined below,
• Section 529 college savings plans,
• The JPMorgan Diversified Fund,
• Current and future JPMorgan SmartRetirement, SmartRetirement Blend and JPMorgan Access Funds,
• Such other J.P. Morgan Funds of Funds as are designated by the J.P. Morgan Funds Board of Trustees,
• Investment companies not affiliated with JPMIM, and
• Investors through a fee-based advisory program of a financial intermediary that has entered into a written agreement with the Distributor to offer such shares through an omnibus account held at the Fund.
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	Class R2	Class R3	Class R4	Class R5	Class R6
Minimum Investment[1,2,3]	No minimum	No minimum	No minimum	No minimum	$5,000,000 – Discretionary Accounts.

$15,000,000 – Direct Investors.

Discretionary Accounts or accounts for Directed Investors cannot be aggregated to meet the initial minimum investment. You are required to maintain a minimum account balance equal to the minimum initial investment in the Fund.

There is no minimum for other Class R6 eligible investors.
Minimum Subsequent Investments	No minimum	No minimum	No minimum	No minimum	No minimum
Distribution (12b-1) Fee	0.50% of the average daily net assets.	0.25% of the average daily net assets.	None	None	None
Service Fee	0.25% of the average daily net assets.	0.25% of the average daily net assets.	0.25% of the average daily net assets.	0.10% of the average daily net assets.	None
Redemption Fee	None	None	None	None	None

1	For more information about eligible Group Retirement Plans, see “Group Retirement Plans” below.
2	Financial Intermediaries or other organizations making the Funds available to their clients or customers may impose minimums which may be different from the requirements for investors purchasing directly from the Funds.
3	Please see “MINIMUM ACCOUNT BALANCE” for more information about minimum balance requirements.
Financial Intermediaries may include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase, that have entered into agreements with JPMDS as Distributor and/or shareholder servicing agent.
Accounts may be opened either directly with a Fund’s transfer agent or through Financial Intermediaries. If you have questions about eligibility, please call 1-800-480-4111.
•	Class R4, Class R5 and Class R6 Shares are not subject to Rule 12b-1 fees.
•	Class R6 Shares have lower annual expense ratios than other share classes, as the Class R6 Shares have no ongoing service fees.
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Investing with J.P. Morgan Funds (continued)
•	A Fund may issue other classes of shares that have different sales charges, expense levels and performance and different requirements for who may invest. Call 1-800-480-4111 to obtain more information concerning all of a Fund’s other share classes. A Financial Intermediary who receives compensation for selling Fund shares may receive different amounts of compensation for sales of different classes of shares.
Group Retirement Plans
The only retirement plans that are eligible to purchase Class R2, Class R3, Class R4, Class R5 and Class R6 Shares are employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans. To satisfy eligibility requirements, the plan must be a group plan (more than one participant), the shares cannot be held in a commission-based brokerage account and the shares must be held a) at a plan level or b) at the Fund level through an omnibus account of a retirement plan recordkeeper. Group Retirement Plans include group employer-sponsored 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans, retiree health benefit plans and non-qualified deferred compensation plans. Group Retirement Plans do not include traditional and Roth Individual Retirement Accounts (IRAs), Coverdell Education Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs, KEOGHs, individual 401(k) plans or individual 403(b) plans.
Discretionary Accounts
Class R6 Shares may also be purchased by an account for an investor:
1.	Whose investments in a Fund are made and directed on their behalf by investment representatives at the Investment Manager pursuant to a discretionary investment management agreement or trust agreement that provides for discretionary investment management services between the Investment Manager and the investor (a Discretionary Account), and
2.	Whose Discretionary Account’s initial investment in a Fund is at least $5,000,000. Accounts cannot be aggregated to meet the initial minimum.
Direct Investors
Class R6 Shares also may be purchased by individuals, institutions, trusts, and foundations whose:
1.	Account is not held for the benefit of multiple underlying, unrelated investors, and
2.	Initial investment in the Fund is at least $15,000,000. Accounts cannot be aggregated to meet the initial minimum.
College Savings Plans
To be eligible to invest in Class R5 and Class R6 Shares, Section 529 college savings plans must hold their shares through plan level or omnibus accounts held on the books of a Fund.
Financial Intermediary Compensation
The following section describes the various fees that you will pay if you purchase shares of the Funds. In addition, it describes the types of compensation paid to Financial Intermediaries for the sale of Fund shares and related services.
Class R6 Shares are only available through a Financial Intermediary if the Financial Intermediary will not receive from the Fund assets or the Distributor’s or an affiliate’s resources any commission payments, service fees (including sub-transfer agent and networking fees), or distribution fees (including Rule 12b-1 fees) with respect to assets invested in Class R6 Shares.
To obtain information, see below, visit www.jpmorganfunds.com, see below or call 1-800-480-4111.
Rule 12b–1 Fees
Each Fund described in this prospectus has adopted a Distribution Plan under Rule 12b-1 with respect to Class R2 and Class R3 Shares that allows it to pay distribution fees for the sale and distribution of those shares of the Funds. These fees are called “Rule 12b-1 fees.” Rule 12b-1 fees are paid by the Funds to the Distributor as compensation for its services and expenses in connection with the sale and distribution of Fund shares. The Distributor in turn pays all or part of these Rule 12b-1 fees to Financial Intermediaries that have agreements with the Distributor to sell shares of the Funds. The Distributor may pay Rule 12b-1 fees to its affiliates. Payments are not tied to actual expenses incurred.
The Rule 12b-1 fees (based on average daily net assets of the share class) vary by share class as follows:
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Class	Rule 12b-1 Fee
Class R2	0.50%
Class R3	0.25%
Class R4	None
Class R5	None
Class R6	None
Because Rule 12b-1 fees are paid out of Fund assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.
Networking and Sub-Transfer Agency Fees
J.P. Morgan Funds have entered into agreements directly with Financial Intermediaries pursuant to which the Funds will pay the Financial Intermediary for services such as networking or sub-transfer agency (collectively, the “Sub-TA Agreements”). Sub-TA Agreement payments are generally based on either (1) a percentage of the average daily net assets of clients serviced by such Financial Intermediary up to a set maximum dollar amount per shareholder account serviced, or (2) a per account fee based on the number of accounts serviced by such Financial Intermediary. Sub-TA Agreement payments are in addition to, rather than in lieu of, Rule 12b-1 fees the Financial Intermediary may also be receiving pursuant to agreements with the Distributor for classes with Rule 12b-1 fees. From time to time, JPMIM or its affiliates may pay a portion of the fees for networking or sub-transfer agency at its or their own expense and out of its or their legitimate profits.
Effective April 3, 2017, the J.P. Morgan Funds ceased making direct payments to financial intermediaries for any applicable sub-transfer agency services. After this date, payments to financial intermediaries for sub-transfer agency services will be made by the Distributor., as shareholder servicing agent, from the service fee. From time to time, JPMIM or its affiliates may pay a portion of the sub-transfer agency fees at its or their own expense and out of its or their legitimate profits.
Service Fees
The Distributor, as shareholder servicing agent, receives an annual fee of up to the following fee (based on the average daily net assets of each class of a Fund).
Class	Service Fee
Class R2	0.25%
Class R3	0.25%
Class R4	0.25%
Class R5	0.10%
Class R6	None
The Distributor may enter into service agreements with Financial Intermediaries under which it will pay all or a portion of that fee to such Financial Intermediaries for performing shareholder and administrative services.
Purchasing Fund Shares
You may purchase shares directly from the J.P. Morgan Funds through the Distributor or through your Financial Intermediary.
Purchase and redemption orders will be accepted only on days that J.P. Morgan Funds are open for business. The Funds are open for business on each day the NYSE is open for trading. The NYSE is closed for trading on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. A purchase or redemption order received by a Fund prior to the close of regular trading on the NYSE (normally 4:00 p.m. ET) (“Fund Close”), on a day the Funds are open for business, will be effected at that day’s NAV. The Funds will not treat an intraday unscheduled disruption or closure in NYSE trading as a closure of the NYSE and will calculate NAV as of 4:00 p.m., ET, if the particular disruption or closure directly affects only the NYSE. An order received after the Fund Close will generally be effected at the NAV determined on the next business day. However, orders received by Financial Intermediaries on a business day prior to the Fund Close and communicated to the Funds prior to such time as agreed upon by the Funds and the Financial Intermediary will be effected at the NAV determined on the business day the order was received by the Financial Intermediary.
A purchase order must be supported by all appropriate documentation and information in the proper form. The Fund may refuse to honor incomplete purchase orders.
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Share ownership is electronically recorded; therefore, no certificate will be issued. A shareholder who purchases shares of a Fund that accrues dividends daily will not accrue a dividend on the day of the purchase.
If you purchase shares through your Financial Intermediary, contact your investment representative for their requirements and procedures. If a Financial Intermediary holds your shares, it is the responsibility of the Financial Intermediary to send your purchase order to the Fund. Your Financial Intermediary may have an earlier cut-off time for purchase orders.
If you purchase shares directly with the Funds, see the information below.
HOW TO PURCHASE DIRECTLY WITH THE J.P. MORGAN FUNDS
	Opening a New Account	Purchasing into an Existing Account
By Phone or Online

1-800-480-4111
Shareholder Services representatives are available Monday through Friday from 8:00 am to 7:00 pm ET.

www.jpmorganfunds.com
Note: Certain account types are not available for online account access. Please call for additional information.	A new account may not be opened by phone or online.

	A new fund position can be added to an existing account by phone or online if you have bank information on file. The minimum initial investment requirement must be met.	You must already have bank information on file. If we do not have bank information on file, you must submit written instructions. Please call for instructions on how to add bank information to your account.
By Mail Regular mailing address: J.P. Morgan Funds Services P.O. Box 8528 Boston, MA 02266-8528 Overnight mailing address: J.P. Morgan Funds Services 30 Dan Road Canton, MA 02021-2809	Mail the completed and signed application with a check to our Regular or Overnight mailing address. Refer to the Additional Information Regarding Purchases section	Please mail your check and include your name, the Fund name, and your fund account number.
All checks must be made payable to one of the following:
• J.P. Morgan Funds; or
• The specific Fund in which you are investing.
Please include your existing account number, if applicable.

All checks must be in U.S. dollars. The J.P. Morgan Funds do not accept credit cards, cash, starter checks, money orders or credit card checks. The Funds reserve the right to refuse “third-party” checks and checks drawn on non-U.S. financial institutions even if payment may be effected through a U.S. financial institution. Checks made payable to any individual or company and endorsed to J.P. Morgan Funds or a Fund are considered third-party checks.
By Wire[1]

1-800-480-4111

Wire Instructions:
DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169

Attn: J.P. Morgan Funds Services
ABA: 021 000 021
DDA: 323 125 832
FBO: Fund Name
Fund: Fund #
Account: Your Account # and
Your Account Registration	Purchase by Wire: If you choose to pay by wire, please call to notify the Funds of your purchase. You must also initiate the wire with your financial institution.	Purchase by Wire: If you choose to pay by wire, please call to notify the Funds of your purchase. You must also initiate the wire with your financial institution.
1	The Funds currently do not charge for these services, but may impose a charge in the future. However, your bank may impose a charge for debiting your bank account.
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Transactions by phone, fax or the Internet
You may access your account and conduct certain transactions for Class R6 Shares using phone, fax or the J.P. Morgan Funds website. Phone conversations are recorded. The J.P. Morgan Funds and their agents use reasonable procedures to verify the identity of the shareholder. If these procedures are followed, the Funds and their agents are not liable for any losses, liability, cost or expenses (including attorney fees) that may occur from acting on unauthorized or fraudulent instructions. Therefore please take precautions to protect your account information and immediately review account statements or other information provided to you. In addition, a confirmation is sent promptly after a transaction. Please review it carefully and contact J.P. Morgan Funds Services or your Financial Intermediary immediately about any transaction you believe to be unauthorized. You may revoke your right to make purchases over the phone or by mailing written instructions to us.
You may not always reach J.P. Morgan Funds Services by phone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your Financial Intermediary. We may modify or cancel the ability to purchase or redeem shares by phone without notice.
Additional Information Regarding Purchases
Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open an account, we will ask for your name, residential or business street address, date of birth (for an individual), and other information that will allow us to identify you, including your social security number, tax identification number or other identifying number. The Funds cannot waive these requirements. The Funds are required by law to reject your Account Application if the required identifying information is not provided.
We will attempt to collect any missing information required on the Account Application by contacting either you or your Financial Intermediary. If we cannot obtain this information within the established time frame, your Account Application will be rejected. Amounts received prior to receipt of the required information will be held un-invested and will be returned to you without interest if your Account Application is rejected. If the required information is obtained, your investment will be accepted and you will pay the NAV per share next calculated after all of the required information is received.
Once we have received all of the required information, federal law requires us to verify your identity. After an account is opened, we may restrict your ability to purchase additional shares until your identity is verified. If we are unable to verify your identity within a reasonable time, the Funds reserve the right to close your account at the current day’s NAV per share. If your account is closed for this reason, your shares will be redeemed at the NAV per share next calculated after the account is closed, less any applicable fees.
Purchases by wire may be canceled if J.P. Morgan Funds Services does not receive payment by 4:00 p.m. ET on the settlement date. You will be responsible for any expenses and/or losses to the Funds.
Exchanging Fund Shares
An exchange is selling shares of one J.P. Morgan Fund and taking the proceeds to simultaneously purchase shares of another J.P. Morgan Fund. Before making an exchange request, you should read the prospectus of the J.P. Morgan Fund whose shares you would like to purchase by exchange. You can obtain a prospectus for any J.P. Morgan Fund by contacting your Financial Intermediary, by visiting www.jpmorganfunds.com, or by calling 1-800-480-4111.
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EXCHANGE PRIVILEGES
Class R2 Shares of a Fund may be exchanged for:
• Class R2 Shares of another J.P. Morgan Fund,
• Another share class of the same Fund if you are eligible to purchase that class.
Class R3 Shares of a Fund may be exchanged for:
• Class R3 Shares of another J.P. Morgan Fund,
• Another share class of the same Fund if you are eligible to purchase that class.
Class R4 Shares of a Fund may be exchanged for:
• Class R4 Shares of another J.P. Morgan Fund,
• Another share class of the same Fund if you are eligible to purchase that class.
Class R5 Shares of a Fund may be exchanged for:
• Class R5 Shares of another J.P. Morgan Fund,
• Another share class of the same Fund if you are eligible to purchase that class.
Class R6 Shares of a Fund may be exchanged for:
• Class R6 Shares of another J.P. Morgan Fund,
• Another share class of the same Fund if you are eligible to purchase that class.
In general, the same rules and procedures that apply to redemptions and purchases apply to exchanges:
•	All exchanges are subject to meeting any investment minimum or eligibility requirements of the new Fund and class.
•	The J.P. Morgan Funds will provide 60 days’ written notice of any termination of or material change to your exchange privilege.
•	All exchanges are based upon the net asset value that is next calculated after the Fund receives your order, provided the exchange out of one Fund must occur before the exchange into the other Fund.
•	In order for an exchange to take place on the date that the order is submitted, the order must be received prior to the close of both the Fund that you wish to exchange into and the Fund that you wish to exchange out of, otherwise, the exchange will occur on the following business day on which both Funds are open.
•	A shareholder that exchanges into shares of a Fund that accrues dividends daily, including a money market fund, will not accrue a dividend on the day of the exchange. A shareholder that exchanges out of shares of a Fund that accrues a daily dividend will accrue a dividend on the day of the exchange.
•	The exchange privilege is not intended as a way for you to speculate on short-term movements in the market. Therefore, to prevent disruptions in the management of J.P. Morgan Funds, certain J.P. Morgan Funds limit excessive exchange activity as described in the “Frequent Trading Policy” section. Your exchange privilege will be limited or revoked if the exchange activity is considered excessive. In addition, any J.P. Morgan Fund may reject any exchange request for any reason, including if it is not in the best interests of the Fund and/or its shareholders to accept the exchange.
Tax Consequences on Exchanges
Generally, an exchange between J.P. Morgan Funds is considered a sale and generally results in a capital gain or loss for federal income tax purposes. An exchange between classes of shares of the same Fund is generally not taxable for federal income tax purposes. You should talk to your tax advisor before making an exchange.
Redeeming Fund Shares
If you sell shares through your Financial Intermediary, contact your investment representative for their requirements and procedures. If a Financial Intermediary holds your shares, it is the responsibility of the Financial Intermediary to send your redemption order to the Fund. Your Financial Intermediary may have an earlier cut-off time for redemption orders.
If you sell shares directly with the Fund, see the information below.
Your redemption proceeds may be mailed to you at your address of record1 or wired to a pre-existing bank account on file.
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HOW TO REDEEM
By Phone or Online	Call us at 1-800-480-4111
Shareholder Services representatives are available Monday through Friday from 8:00 am to 7:00 pm ET.

www.jpmorganfunds.com
Note: Certain account types are not available for online account access. Please call for additional information.
By Mail	Regular mailing address: J.P. Morgan Funds Services P.O. Box 8528 Boston, MA 02266-8528 Overnight mailing address: J.P. Morgan Funds Services 30 Dan Road Canton, MA 02021-2809
[1]	You cannot request a redemption by check to be sent to an address updated within 15 days.
You may redeem some or all of your shares on any day that the Fund is open for business. You will not be permitted to enter a redemption order for shares purchased directly through J.P. Morgan Funds Services by check for five business days following the acceptance of a purchase order unless you provide satisfactory proof that your purchase check has cleared (sometimes referred to as uncollected shares).
If the Fund or Financial Intermediary receives your redemption order before the close of the NYSE (normally 4 p.m. ET or before 4:00 p.m. ET, if the NYSE closes before 4:00 p.m. ET), you will receive the NAV per share calculated after your redemption order is received in good order (meaning that it includes the information required by, and complies with security requirements implemented by, the Funds’ transfer agent or the Funds), minus the amount of any applicable fees. Your Financial Intermediary may have an earlier cut-off time for redemption orders and may charge a fee to process redemption of shares. A shareholder that redeems out of shares of a Fund that accrues a daily dividend will accrue a dividend on the day of the redemption.
All redemption requests must be supported by valid identity authentication, the appropriate documentation (if applicable) and any necessary information in good order. Additional information may be required depending on the situation.
For accounts held directly with the Funds, the length of time that the Funds typically expect to pay redemption proceeds depends on whether payment is made by ACH, wire or check. The Funds typically expect to make payments of redemption proceeds by wire or ACH on the next business day following receipt of the redemption order by the Funds. For payment by check, the Funds typically expect to mail the check on the next business day following receipt of the redemption order by the Funds.
For accounts held through Financial Intermediaries, the length of time that the Funds typically expect to pay redemption proceeds depends on the method of payment and the agreement between the Financial Intermediary and the Funds. For redemption proceeds that are paid directly to you by the Fund, the Fund typically expects to make payments by wire or ACH or by mailing a check on the next business day following the Fund’s receipt of a redemption order from the Financial Intermediary. For payments that are made to your Financial Intermediary for transmittal to you, the Funds expect to pay redemption proceeds to the Financial Intermediary within 1 to 3 business days following the Fund’s receipt of the redemption order from the Financial Intermediary.
Payment of redemption proceeds may take longer than the time a Fund typically expects and may take up to seven days as permitted by the Investment Company Act of 1940.
Transactions by phone, fax or the Internet
You may access your account and conduct certain transactions for Class R6 Shares using phone, fax or the J.P. Morgan Funds website. Phone conversations are recorded. The J.P. Morgan Funds and their agents use reasonable procedures to verify the identity of the shareholder. If these procedures are followed, the J.P. Morgan Funds and their agents are not liable for any losses, liability, cost or expenses (including attorney fees) that may occur from acting on unauthorized or fraudulent instructions. Therefore please take precautions to protect your account information and immediately review account statements or other information provided to you. In addition, a confirmation is sent promptly after a transaction. Please review it carefully and contact J.P. Morgan Funds Services or your Financial Intermediary immediately about any transaction you believe to be unauthorized. You may revoke your right to make
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redemptions over the phone or by mailing written instructions to us. You may not always reach J.P. Morgan Funds Services by phone or online. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your Financial Intermediary. We may modify or cancel the ability to purchase or redeem shares online or by phone without notice.
Additional Information Regarding Redemptions
Medallion signature guarantees may be required if:
•	You want to redeem shares with a value of $50,000 or more and you want to receive your proceeds in the form of a check; or
•	You want your payment sent to an address, bank account or payee other than the one currently designated on your Fund account.
The Fund may refuse to honor incomplete redemption orders.
The Fund may suspend your ability to redeem when:
1.	Trading on the NYSE is restricted;
2.	The NYSE is closed (other than weekend and holiday closings);
3.	Federal securities laws permit;
4.	The SEC has permitted a suspension; or
5.	An emergency exists, as determined by the SEC.
You generally will recognize a gain or loss on a redemption for federal income tax purposes. You should talk to your tax advisor before making a redemption.
Generally, all redemptions will be for cash. The J.P. Morgan Funds typically expect to satisfy redemption requests by selling portfolio assets or by using holdings of cash or cash equivalents. On a less regular basis, the Funds may also satisfy redemption requests by borrowing from another Fund, by drawing on a line of credit from a bank, or using other short-term borrowings from its custodian. These methods may be used during both normal and stressed market conditions. In addition to paying redemption proceeds in cash, if you redeem shares worth $250,000 or more, the Funds reserve the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash. If payment is made in securities, the Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the Fund and its remaining shareholders. If you receive a redemption in-kind, securities received by you may be subject to market risk and you could incur taxable gains and brokerage or other charges in converting the securities to cash. While the Funds do not routinely use redemptions in-kind, the Funds reserve the right to use redemptions in-kind to manage the impact of large redemptions on the Funds. Redemption in-kind proceeds will typically be made by delivering a pro-rata amount of a Fund’s holdings that are readily marketable securities to the redeeming shareholder within seven days after the Fund’s receipt of the redemption order.
Minimum Account Balance
If your account value falls below the required minimum balance, the Fund reserves the right to redeem all of the remaining shares in your account and close your account. Before this action is taken, you will be given 60 days advance written notice in order to provide you with time to increase your account balance to the required minimum, by purchasing sufficient shares, in accordance with the terms of this prospectus.
Closings, Reorganizations and Liquidations
To the extent authorized by law, each Fund reserves the right to discontinue offering shares at any time, to merge or reorganize itself or a share class, or to cease operations and liquidate at any time.
Frequent Trading Policy
J.P. Morgan Funds do not authorize market timing and, except for the Funds identified below, use reasonable methods to identify market timers and to prevent such activity. However, there can be no assurance that these methods will prevent market timing or other trading that may be deemed abusive. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short-term market movements. Market timing may result in dilution of the value of Fund shares held by long-term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders. Although market timing may affect any Fund, these risks may be higher for Funds that invest significantly in non-U.S. securities or thinly traded securities (e.g., certain small cap securities), such as international, global or emerging market funds or small cap funds. For example,
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when a Fund invests in securities trading principally in non-U.S. markets that close prior to the close of the NYSE, market timers may seek to take advantage of the difference between the prices of these securities at the close of their non-U.S. markets and the value of such securities when the Fund calculates its net asset value.
J.P. Morgan Funds or the Distributor will prohibit any purchase order (including exchanges) with respect to one investor, a related group of investors or their agent(s) where they detect a pattern of either purchases and sales of one of the J.P. Morgan Funds, or exchanges between or among J.P. Morgan Funds, that indicates market timing or trading that they determine is abusive.
Although J.P. Morgan Funds use a variety of methods to detect and deter market timing, there is no assurance that the Funds’ own operational systems and procedures will identify and eliminate all market timing strategies. For example, certain accounts, which are known as omnibus accounts, include multiple investors and such accounts typically provide the Funds with a net purchase or redemption order on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers are not known by the Funds. While the Funds seek to monitor for market timing activities in omnibus accounts, the netting effect limits the Funds’ ability to locate and eliminate individual market timers. As a result, the Funds are often dependent upon Financial Intermediaries who utilize their own policies and procedures to identify market timers. These policies and procedures may be different than those utilized by the Funds.
The Boards of J.P. Morgan Funds have adopted various policies and procedures to identify market timers, including reviewing “round trips” in and out of J.P. Morgan Funds by investors. A “round trip” includes a purchase or exchange into a Fund followed or preceded by a redemption or exchange out of the same Fund. If the Distributor detects that you have completed two round trips within 60 days in the same Fund, the Distributor will reject your purchase and exchange orders for a period of at least 90 days. For subsequent violations, the Distributor may, in its sole discretion, reject your purchase and exchange orders temporarily or permanently. In identifying market timers, the Distributor may also consider activity of accounts that it believes to be under common ownership or control.
J.P. Morgan Funds have attempted to put safeguards in place to assure that Financial Intermediaries have implemented procedures designed to deter market timing and abusive trading. Despite these safeguards, there is no assurance that the Funds will be able to effectively identify and eliminate market timing and abusive trading in the Funds particularly with respect to omnibus accounts.
J.P. Morgan Funds will seek to apply the Funds’ market timing policies and restrictions as uniformly as practicable to accounts with the Funds, except with respect to the following:
1.	Trades that occur through omnibus accounts at Financial Intermediaries as described above;
2.	Purchases, redemptions and exchanges made on a systematic basis;
3.	Automatic reinvestments of dividends and distributions;
4.	Purchases, redemptions or exchanges that are part of a rebalancing program, such as a wrap, advisory or bona fide asset allocation program, which includes investment models developed and maintained by a financial intermediary;
5.	Redemptions of shares to pay fund or account fees;
6.	Transactions initiated by the trustee or adviser to a donor-advised charitable gift fund;
7.	Transactions in Section 529 college savings plans;
8.	Transactions in Fund of Fund Products; and
9.	Transactions within a Retirement account such as:
•	Shares redeemed to return an excess contribution;
•	Transactions initiated by sponsors of group employee benefit plans or other related accounts;
•	Retirement plan contributions, loans, distributions, and hardship withdrawals;
•	IRA re-characterizations and conversions; and
•	IRA purchases of shares by asset transfer or direct rollover.
In addition to rejecting purchases in connection with suspected market timing activities, the Distributor can reject a purchase (including purchases for the Funds listed below) for any reason, including purchases that it does not think are in the best interests of a Fund and/or its shareholders or if it determines the trading to be abusive. Your Financial Intermediary may also have additional procedures for identifying market timers and rejecting or otherwise restricting purchases and/or exchanges. Certain J.P. Morgan Funds are intended for short-term investment horizons and do not monitor for market timers or prohibit such short-term trading
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activity. Those Funds are the JPMorgan Short Duration Bond Fund, JPMorgan Short Duration Core Plus Fund, JPMorgan Short-Intermediate Municipal Bond Fund, JPMorgan Limited Duration Bond Fund, JPMorgan Managed Income Fund, JPMorgan Ultra-Short Municipal Fund and the J.P. Morgan Money Market Funds. Although these Funds are managed in a manner that is consistent with their investment objectives, frequent trading by shareholders may disrupt their management and increase their expenses.
Valuation
Shares are purchased at net asset value (NAV) per share. This is also known as the offering price. Shares are also redeemed at NAV. The NAV of each class within a Fund varies, primarily because each class has different class-specific expenses such as distribution and service fees.
The NAV per share of a class of a Fund is equal to the value of all the assets attributable to that class, minus the liabilities attributable to that class, divided by the number of outstanding shares of that class. The following is a summary of the procedures generally used to value J.P. Morgan Funds’ investments.
Securities for which market quotations are readily available are generally valued at their current market value. Other securities and assets, including securities for which market quotations are not readily available; market quotations are determined not to be reliable; or, their value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded but before a Fund’s NAV is calculated, may be valued at fair value in accordance with policies and procedures adopted by the J.P. Morgan Funds’ Board of Trustees. Fair value represents a good faith determination of the value of a security or other asset based upon specifically applied procedures. Fair valuation may require subjective determinations. There can be no assurance that the fair value of an asset is the price at which the asset could have been sold during the period in which the particular fair value was used in determining a Fund’s NAV.
Equity securities listed on a North American, Central American, South American or Caribbean securities exchange are generally valued at the last sale price on the exchange on which the security is principally traded. Other foreign equity securities are fair valued using quotations from an independent pricing service, as applicable. The value of securities listed on the NASDAQ Stock Market, Inc. is generally the NASDAQ official closing price.
Fixed income securities are valued using prices supplied by an approved independent third party or affiliated pricing services or broker/dealers. Those prices are determined using a variety of inputs and factors as more fully described in the Statement of Additional Information.
Assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at the prevailing market rates from an approved independent pricing service as of 4:00 p.m. ET.
Shares of ETFs are generally valued at the last sale price on the exchange on which the ETF is principally traded. Shares of open-end investment companies are valued at their respective NAVs.
Options (e.g., on stock indices or equity securities) traded on U.S. equity securities exchanges are valued at the composite mean price, using the National Best Bid and Offer quotes at the close of options trading on such exchanges.
Options traded on foreign exchanges or U.S. commodity exchanges are valued at the settled price, or if no settled price is available, at the last sale price available prior to the calculation of a Fund’s NAV and will be fair valued by applying fair value factors provided by independent pricing services, as applicable, for any options involving equity reference obligations listed on exchanges other than North American, Central American, South American or Caribbean securities exchanges.
Exchange traded futures (e.g., on stock indices, debt securities or commodities) are valued at the settled price, or if no settled price is available, at the last sale price as of the close of the exchanges on which they trade. Any futures involving equity reference obligations listed on exchanges other than North American, Central American, South American or Caribbean securities exchanges will be fair valued by applying fair value factors provided by independent pricing services, as applicable.
Non-listed over-the-counter options and futures are valued utilizing market quotations provided by approved pricing services.
Swaps and structured notes are priced generally by an approved independent third party or affiliated pricing service or at an evaluated price provided by a counterparty or broker/ dealer.
Any derivatives involving equity reference obligations listed on exchanges other than North American, Central American, South American or Caribbean securities exchanges will be fair valued by applying fair value factors provided by independent pricing services, as applicable.
NAV is calculated each business day as of the close of the NYSE, which is typically 4:00 p.m. ET. On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, NAV will be calculated as of the time the NYSE closes. The Funds will not treat an intraday unscheduled disruption or closure in NYSE trading as a closure of the NYSE and will calculate NAV as of 4:00 p.m., ET if the particular
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disruption or closure directly affects only the NYSE. The price at which a purchase is effected is based on the next calculation of NAV after the order is received in proper form in accordance with this prospectus. To the extent a Fund invests in securities that are primarily listed on foreign exchanges or other markets that trade on weekends or other days when a Fund does not price its shares, the value of a Fund’s shares may change on days when you will not be able to purchase or redeem your shares.
Distributions and Taxes
Each Fund has elected to be treated and intends to qualify each taxable year as a regulated investment company. A regulated investment company is not subject to tax at the corporate level on income and gains from investments that are distributed to shareholders. A Fund’s failure to qualify as a regulated investment company would result in corporate-level taxation and, consequently, a reduction in income available for distribution to shareholders.
Each Fund can earn income and realize capital gain. Each Fund deducts any expenses and then pays out the earnings, if any, to shareholders as distributions.
The Income Fund generally distributes net investment income, if any, at least monthly. In connection with the Income Fund’s strategy of managing distributions throughout the year to help minimize fluctuations in monthly dividends, the Income Fund may not distribute all of its net investment income on a monthly basis. The Income Fund will distribute its net realized capital gains, if any, at least annually but may distribute gains more frequently in connection with the Income Fund’s strategy of managing distributions. For each taxable year, the Income Fund will generally distribute substantially all of its net investment income and net realized capital gains. However, in connection with the Income Fund’s strategy of managing distributions, the Income Fund may carry over a portion of undistributed income from one calendar year to the next, which may be subject to an excise tax in accordance with Internal Revenue Code. The Income Fund intends to make distributions sufficient to avoid imposition of an excise tax, although the Income Fund reserves the right to pay an excise tax in certain circumstances.
The other Funds also generally distribute net investment income, if any, on a monthly basis. Such Funds will distribute net realized capital gains, if any, at least annually. For each taxable year, each such Fund will distribute substantially all of its net investment income and net realized capital gains.
You have the following options for your distributions. You may:
•	Reinvest all distributions in additional Fund shares;
•	Take distributions of net investment income in cash and reinvest distributions of net capital gain in additional shares;
•	Take distributions of net capital gain in cash and reinvest distributions of net investment income; or
•	Take all distributions in cash.
If you do not select an option when you open your account, we will reinvest all distributions. If your distributions are reinvested, they will be in the form of shares of the same class without a sales charge. If you take your distributions in cash, you can choose to have a check mailed to your address of record or you can have them deposited into a pre-assigned bank account. The taxation of the dividends will not be affected whether you have them deposited into a bank account or sent by check.
Distributions by a Fund to retirement plans and other entities that qualify for tax-exempt or tax-deferred treatment under federal income tax laws will generally not be taxable. Special tax rules apply to investments through such plans. The tax considerations described in this section do not apply to such tax-exempt or tax-deferred entities or accounts. You should consult your tax advisor to determine the suitability of a Fund as an investment and the tax treatment of distributions.
Distributions of net investment income generally are taxable as ordinary income. Dividends of net investment income paid to a non-corporate U.S. shareholder that are properly reported as qualified dividend income generally will be taxable to such shareholder at a maximum individual federal income tax rate of either 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts. The amount of dividend income that may be so reported by a Fund generally will be limited to the aggregate of the eligible dividends received by each Fund. In addition, the Fund must meet certain holding period and other requirements with respect to the shares on which a Fund received the eligible dividends, and the non-corporate U.S. shareholder must meet certain holding period and other requirements with respect to the Fund shares. Dividends of net investment income that are not reported as qualified dividend income and dividends of net short-term capital gain will be taxable to a U.S. shareholder as ordinary income.
Distributions of net capital gain (that is, the excess of the net gains from the sale of investments that a Fund owned for more than one year over the net losses from investments that the Fund owned for one year or less) that are properly reported by a Fund as capital gain dividends will be taxable as long-term capital gain, regardless of how long you have held your shares in the Fund. The maximum individual federal income tax rate applicable to long-term capital gains is generally either 15% or 20%, depending on
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whether the individual’s income exceeds certain threshold amounts. Distributions of net short-term capital gain (that is, the excess of any net short-term capital gain over net long-term capital loss), if any, will be taxable to U.S. shareholders as ordinary income. Capital gain of a corporate shareholder is taxed at the same rate as ordinary income.
An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.
If you buy shares of a Fund just before a distribution, you will be subject to tax on the entire amount of the taxable distribution you receive. Distributions are taxable to you even if they are paid from income or gains earned by a Fund before your investment (and thus were included in the price you paid for your Fund shares). Any gain resulting from the sale or exchange of Fund shares generally will be taxable as long-term or short-term gain, depending upon how long you have held your shares.
A Fund is generally subject to foreign withholding or other foreign taxes, which in some cases can be significant on any income or gain from investments in foreign stocks or securities. In that case, the Fund’s total return on those securities would be decreased.
A Fund may generally deduct these taxes in computing its taxable income. Rather than deducting these foreign taxes, a Fund that invests more than 50% of its assets in the stock or securities of foreign corporations or foreign governments at the end of its taxable year may make an election to treat a proportionate amount of eligible foreign taxes as constituting a taxable distribution to each shareholder, which would, subject to certain limitations, generally allow the shareholder to either (i) credit that proportionate amount of taxes against U.S. federal income tax liability as a foreign tax credit or (ii) take that amount as an itemized deduction. Although in some cases the Fund may be able to apply for a refund of a portion of such taxes, the ability to successfully obtain such a refund may be uncertain.
A Fund’s investments in certain debt obligations and derivative instruments may require a Fund to accrue and distribute income not yet received.. In order to generate sufficient cash to make the requisite distributions, a Fund may be required to liquidate other investments in its portfolio that it otherwise would have continued to hold, including when it is not advantageous to do so. A Fund’s investment in REIT securities also may result in the Fund’s receipt of cash in excess of the REIT’s earnings; if the Fund distributes such amounts, such distributions could constitute a return of capital to Fund shareholders for federal income tax purposes.
A Fund’s investment in other investment companies could affect the amount, timing and character of distributions from the Funds, and therefore, may increase the amount of taxes payable by shareholders.
Please see the Statement of Additional Information for additional discussion of the tax consequences of the above-described and other investments to a Fund and its shareholders.
The dates on which net investment income and capital gain dividends, if any, will be distributed are available online at www.jpmorganfunds.com.
Early in each calendar year, each Fund will send you a notice showing the amount of distributions you received during the preceding calendar year and the tax status of those distributions.
The Funds are not intended for foreign shareholders. Any foreign shareholders would generally be subject to U.S. tax-withholding on distributions by the Funds, as discussed in the Statement of Additional Information.
Any investor for whom a Fund does not have a valid Taxpayer Identification Number may be subject to backup withholding.
The above is a general summary of tax implications of investing in the Funds. Because each investor’s tax consequences are unique, please consult your tax advisor to see how investing in a Fund and, for individuals and S corporations, selection of a particular cost method of accounting will affect your own tax situation.

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IMPORTANT TAX REPORTING CONSIDERATIONS
Your Financial Intermediary or the Fund (if you hold your shares in a Fund direct account) will report gains and losses realized on redemptions of shares for shareholders who are individuals and S corporations purchased after January 1, 2012 to the Internal Revenue Service (IRS). This information will also be reported to you on Form 1099-B and the IRS each year. In calculating the gain or loss on redemptions of shares, the average cost method will be used to determine the cost basis of Fund shares purchased after January 1, 2012 unless you instruct the Fund in writing at J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528 that you want to use another available method for cost basis reporting (for example, First In, First Out (FIFO), Last In, First Out (LIFO), Specific Lot Identification (SLID) or High Cost, First Out (HIFO)). If you designate SLID as your cost basis method, you will also need to designate a secondary cost basis method (Secondary Method). If a Secondary Method is not provided, the Funds will designate FIFO as the Secondary Method and will use the Secondary Method with respect to systematic redemptions.
Not all cost basis methods are available. Please contact the Fund at J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528 for more information on the available methods for cost basis reporting. To determine which available cost basis method is best for you, you should consult with your tax advisor. Please note that you will be responsible for calculating and reporting gains and losses on redemptions of shares purchased prior to January 1, 2012 to the IRS as such information will not be reported by the Fund and may not be maintained by your Financial Intermediary.
Your Financial Intermediary or the Fund (if you hold your shares in a Fund direct account) is also required to report gains and losses to the IRS in connection with redemptions of shares by S corporations. If a shareholder is a corporation and has not instructed the Fund that it is a C corporation in its account application or by written instruction to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528, the Fund will treat the shareholder as an S corporation and file a Form 1099-B.
Shareholder Statements and Reports
The J.P. Morgan Funds or your Financial Intermediary will send you transaction confirmation statements and quarterly account statements. Please review these statements carefully. The Funds will correct errors if notified within one year of the date printed on the transaction confirmation or account statement. Your Financial Intermediary may have a different cut-off time. J.P. Morgan Funds will charge a fee for requests for statements that are older than two years. Please retain all of your statements, as they could be needed for tax purposes.
To reduce expenses and conserve natural resources, the J.P. Morgan Funds will deliver a single copy of prospectuses and financial reports to individual investors who share a residential address, provided they have the same last name or the J.P. Morgan Funds reasonably believe they are members of the same family. If you would like to receive separate mailings, please call 1-800-480-4111 and the Funds will begin individual delivery within 30 days. If you would like to receive these documents by e-mail, please visit www.jpmorganfunds.com and sign up for electronic delivery.
If you hold your Fund shares directly, you may access your account statements at www.jpmorganfunds.com.
After each fiscal half-year, you will receive a financial report from the Funds. In addition, the Funds will periodically send you proxy statements and other reports.
If you have any questions or need additional information, please write to J.P. Morgan Funds Services at P.O. Box 8528, Boston, MA 02266-8528, call 1-800-480-4111 or visit www.jpmorganfunds.com.
Availability of Proxy Voting Record
The Trustees for each Fund have delegated the authority to vote proxies for securities owned by the Funds to the Fund’s adviser. A copy of each Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or on J.P. Morgan Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. Each Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.
Portfolio Holdings Disclosure
No sooner than three calendar days after the end of each month for the Core Bond Fund, Short Duration Bond Fund and Strategic Income Opportunities Fund and no sooner than seven calendar days after the end of each month for the Funds, other than the Core Bond Fund, Short Duration Bond Fund and Strategic Income Opportunities Fund, each Fund will make available upon request an uncertified, complete schedule of its portfolio holdings as of the last day of that month. Not later than 60 days after the end of each fiscal quarter, each Fund will make available a complete schedule of its portfolio holdings as of the last day of that quarter.
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Investing with J.P. Morgan Funds (continued)
In addition to providing hard copies upon request, the Funds will post these schedules on the J.P. Morgan Funds’ website at www.jpmorganfunds.com. In addition, the quarterly schedules will be posted on the SEC’s website at www.sec.gov. From time to time, each Fund may post portfolio holdings on the J.P. Morgan Funds’ website on a more timely basis.
Each Fund may disclose the Fund’s 10 largest portfolio holdings and the percentage that each of these 10 holdings represent of the Fund’s portfolio as of the most recent month’s end, online at www.jpmorganfunds.com, no sooner than 10 calendar days after month’s end.
Shareholders may request portfolio holdings schedules at no charge by calling 1-800-480-4111. A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Statement of Additional Information.
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Glossary of Common Investment Terminology
For the purpose of the “INVESTING WITH J.P. MORGAN FUNDS” section, references to “account” and “Fund” are not interchangeable. Fund refers to an individual mutual fund position. An account may be invested in a single Fund or multiple Funds.
Capital Gains Distribution — Payment to mutual fund shareholders of gains realized on securities that a Fund has sold at a profit, minus any realized losses.
Dividend Distribution — Payment to mutual fund shareholders of income from interest or dividends generated by a Fund’s investments.
Financial Intermediaries — Include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase, that have entered into agreements with the Distributor and/or shareholder servicing agent. Shares purchased this way will typically be held for you by the Financial Intermediary.
Group Retirement Plans — Refers to employer-sponsored retirement, deferred compensation and employee-benefit plans (including health savings accounts) and trusts used to fund those plans. To satisfy eligibility requirements, the plan must be a group plan (more than one participant), the shares cannot be held in a commission-based brokerage account and
•	Shares must be held at a plan level or
•	Shares must be held at the Fund level through an omnibus account of a retirement plan recordkeeper.
Group Retirement Plans include group employer-sponsored 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans, retiree health benefit plans and non-qualified deferred compensation plans. Group Retirement Plans do not include traditional and Roth Individual Retirement Accounts (IRAs), Coverdell Education Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs, KEOGHs, individual 401(k) plans or individual 403(b) plans.
Medallion Signature Guarantee — A special stamp used to verify the authenticity of certain documents. It is a guarantee by a financial institution that the signature is genuine and the financial institution accepts liability for any forgery. Medallion signature guarantees protect shareholders by preventing unauthorized transfer of assets that could result in monetary losses to the investor due to fraud. Medallion guarantee stamps can be obtained at many bank branches or brokerage firms.
Uncollected Shares — Shares purchased directly through J.P. Morgan Funds Services by check are not available for redemption for up to five business days following the acceptance of a purchase order unless you provide satisfactory proof that your purchase check has cleared.
Wire — Refers to a method used for payment or redemptions. While J.P. Morgan Funds does not charge to send a wire, your bank may charge a fee for this service.

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Investment Practices
The table discusses the types of investments which can be held by the Funds. In each case, the related types of risk are also listed.
FUND NAME	FUND CODE
JPMorgan Core Bond Fund	1
JPMorgan Core Plus Bond Fund	2
JPMorgan Corporate Bond Fund	3
JPMorgan Emerging Markets Corporate Debt Fund	4
JPMorgan Emerging Markets Debt Fund	5
JPMorgan Government Bond Fund	6
JPMorgan High Yield Fund	7
JPMorgan Income Fund	8
JPMorgan Inflation Managed Bond Fund	9
Limited Duration Bond Fund	10
JPMorgan Mortgage-Backed Securities Fund	11
JPMorgan Short Duration Bond Fund	12
JPMorgan Short Duration Core Plus Fund	13
JPMorgan Strategic Income Opportunities Fund	14
JPMorgan Total Return Fund	15
JPMorgan Unconstrained Debt Fund	16

INSTRUMENT	FUND CODE	RISK TYPE
Adjustable Rate Mortgage Loans (ARMs): Loans in a mortgage pool which provide for a fixed initial mortgage interest rate for a specified period of time, after which the rate may be subject to periodic adjustments.	1, 2, 6–12, 14–16	Credit Interest Rate Liquidity Market Political Prepayment Valuation
Asset-Backed Securities: Securities secured by company receivables, home equity loans, truck and auto loans, leases and credit card receivables or other securities backed by other types of receivables or other assets.	1, 2, 5, 7–16	Credit Interest Rate Liquidity Market Political Prepayment Valuation
Auction Rate Securities: Auction rate municipal securities and auction rate preferred securities issued by closed-end investment companies.	8, 10, 14–16	Credit Interest Rate Liquidity Market
Bank Obligations: Bankers’ acceptances, certificates of deposit and time deposits. Bankers’ acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Maturities are generally six months or less. Certificates of deposit are negotiable certificates issued by a bank for a specified period of time and earning a specified return. Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds.	1–5, 7, 9–12, 14–16	Credit Currency Interest Rate Liquidity Market Political
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INSTRUMENT	FUND CODE	RISK TYPE
Borrowings: A Fund may borrow for temporary purposes and/or for investment purposes. Such a practice will result in leveraging of the Fund’s assets and may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so. A Fund must maintain continuous asset coverage of 300% of the amount borrowed, with the exception for borrowings not in excess of 5% of the Fund’s total assets made for temporary administrative purposes.	1–16	Credit Interest Rate Market
Brady Bonds: Securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings.	2, 4, 5, 8, 10, 14–16	Credit Currency Foreign Investment Interest Rate Market Political
Call and Put Options: A call option gives the buyer the right to buy, and obligates the seller of the option to sell a security at a specified price at a future date. A put option gives the buyer the right to sell, and obligates the seller of the option to buy a security at a specified price at a future date. A Fund will sell only covered call and secured put options.	1–16	Credit Leverage Liquidity Management Market
Commercial Paper: Secured and unsecured short-term promissory notes issued by corporations and other entities. Maturities generally vary from a few days to nine months.	1–5, 7–16	Credit Currency Interest Rate Liquidity Market Political Valuation
Commodity-Linked Derivatives: Instruments whose value derives from the price of a commodity, including commodity futures and commodity options.	14–16	Credit Interest Rate Leverage Liquidity Market
Common Stock: Shares of ownership of a company.	2–4, 7, 8, 13–16	Market
Common Stock Warrants and Rights: Securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price.	2, 4, 7, 8, 13–16	Credit Market
Contract for Differences: An arrangement made in a futures contract whereby differences in settlement are made through cash payments, rather than the delivery of physical goods or securities	4	Credit Leverage Liquidity Management Market
Convertible Securities: Bonds or preferred stock that can convert to common stock including contingent convertible securities.	1–4, 7–11, 13–16	Credit Currency Interest Rate Liquidity Market Political Valuation
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Investment Practices (continued)
INSTRUMENT	FUND CODE	RISK TYPE
Corporate Debt Securities: May include bonds and other debt securities of domestic and foreign issuers, including obligations of industrial, utility, banking and other corporate issuers.	1–5, 7–16	Credit Currency Interest Rate Liquidity Market Political Prepayment Valuation
Credit Default Swaps (CDSs): A swap agreement between two parties pursuant to which one party pays the other a fixed periodic coupon for the specified life of the agreement. The other party makes no payment unless a credit event, relating to a predetermined reference asset, occurs. If such an event occurs, the party will then make a payment to the first party, and the swap will terminate.	1–5, 7–16	Credit Currency Interest Rate Leverage Liquidity Management Market Political Valuation
Custodial Receipts: A Fund may acquire securities in the form of custodial receipts that evidence ownership of future interest payments, principal payments or both on certain U.S. Treasury notes or bonds in connection with programs sponsored by banks and brokerage firms. These are not considered to be U.S. government securities. These notes and bonds are held in custody by a bank on behalf of the owners of the receipts.	1, 2, 4, 6–16	Credit Liquidity Market
Demand Features: Securities that are subject to puts and standby commitments to purchase the securities at a fixed price (usually with accrued interest) within a fixed period of time following demand by a Fund.	1, 2, 4, 5, 7–12	Liquidity Management Market
Emerging Market Securities: Securities issued by issuers or governments in countries with emerging economies or securities markets which may be undergoing significant evolution and rapid development.	1–5, 7–16	Foreign Investment
Exchange Traded Funds (ETFs): Ownership interest in unit investment trusts, depositary receipts, and other pooled investment vehicles that hold a portfolio of securities or stocks designed to track the price performance and dividend yield of a particular broad-based, sector or international index. ETFs include a wide range of investments.	1, 2, 5, 7–16	Investment Company Market
Foreign Currency Transactions: Strategies used to hedge against currency risks, for other risk management purposes or to increase income or gain to a Fund. These strategies may consist of use of any of the following: options on currencies, financial and currency futures, options on such futures, forward foreign currency transactions (including non-deliverable forwards (NDFs)), forward rate agreements and currency swaps, caps and floors. Certain Funds may engage in such transactions in both U.S. and non-U.S. markets.	2–5, 8, 13–16	Credit Foreign Investment Leverage Liquidity Management Market Prepayment
Foreign Investments: Equity and debt securities (e.g., bonds and commercial paper) of foreign entities and obligations of foreign branches of U.S. banks and foreign banks. Foreign securities may also include American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs), European Depositary Receipts (EDRs) and American Depositary Securities.	1–5, 7–16	Foreign Investment Liquidity Market Political Prepayment Valuation
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INSTRUMENT	FUND CODE	RISK TYPE
High Yield/High Risk Securities/Junk Bonds: Securities that are generally rated below investment grade by the primary rating agencies or are unrated but are deemed by a Fund’s adviser to be of comparable quality.	2–5, 7–9, 13–16	Credit Currency High Yield Securities Interest Rate Liquidity Market Political Portfolio Quality Valuation
Inflation-Linked Debt Securities: Includes fixed and floating rate debt securities of varying maturities issued by the U.S. government as well as securities issued by other entities such as corporations, foreign governments and foreign issuers.	1–16	Credit Currency Interest Rate Political
Initial Public Offerings (IPOs): A transaction in which a previously private company makes its first sale of stock to the public	8, 13, 16	Market
Interfund Lending: Involves lending money and borrowing money for temporary purposes through a credit facility.	1–16	Credit Interest Rate Market
Inverse Floating Rate Instruments: Leveraged variable debt instruments with interest rates that reset in the opposite direction from the market rate of interest to which the inverse floater is indexed.	1, 2, 5–12, 14–16	Credit Leverage Market
Investment Company Securities: Shares of other investment companies, including money market funds for which the adviser and/or its affiliates serve as investment adviser or administrator. The adviser will waive certain fees when investing in funds for which it serves as investment adviser, to the extent required by law or contract.	1–16	Investment Company Market
Loan Assignments and Participations: Assignments of, or participation in, all or a portion of loans to corporations or to governments, including governments of less developed countries.	1, 2, 4, 5, 7, 8, 10–16	Credit Currency Extension Foreign Investment Interest Rate Liquidity Market Political Prepayment
Master Limited Partnerships (MLPs): Limited partnerships that are publicly traded on a securities exchange	3, 8, 13	Market
Mortgages (Directly Held): Debt instruments secured by real property.	1, 2, 5–12, 14–16	Credit Environmental Extension Interest Rate Liquidity Market Natural Event Political Prepayment Valuation
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Investment Practices (continued)
INSTRUMENT	FUND CODE	RISK TYPE
Mortgage-Backed Securities: Debt obligations secured by real estate loans and pools of loans such as collateralized mortgage obligations (CMOs), commercial mortgage-backed securities (CMBSs) and other asset-backed structures.	1, 2, 4, 6–16	Credit Currency Extension Interest Rate Leverage Liquidity Market Political Prepayment Tax Valuation
Mortgage Dollar Rolls[1]: A transaction in which a Fund sells securities for delivery in a current month and simultaneously contracts with the same party to repurchase similar but not identical securities on a specified future date.	1, 2, 6–12, 14–16	Currency Extension Interest Rate Leverage Liquidity Market Political Prepayment
Municipal Securities: Securities issued by a state or political subdivision to obtain funds for various public purposes. Municipal securities include, among others, private activity bonds and industrial development bonds, as well as general obligation notes, tax anticipation notes, bond anticipation notes, revenue anticipation notes, other short-term tax-exempt obligations, municipal leases, obligations of municipal housing authorities and single family revenue bonds.	1–4, 7–16	Credit Interest Rate Market Natural Event Political Prepayment Tax Valuation
New Financial Products: New options and futures contracts and other financial products continue to be developed and a Fund may invest in such options, contracts and products.	1–16	Credit Liquidity Management Market
Obligations of Supranational Agencies: Obligations which are chartered to promote economic development and are supported by various governments and governmental agencies.	1–5, 7–10, 12, 14–16	Credit Foreign Investment Liquidity Political Valuation
Options and Futures Transactions: A Fund may purchase and sell (a) exchange traded and over-the-counter put and call options on securities, indexes of securities and futures contracts on securities, indexes of securities interest rate futures contracts and interest rate swaps and (b) futures contracts on securities and indexes of securities.	1–16	Credit Leverage Liquidity Management Market
Preferred Stock: A class of stock that generally pays a dividend at a specified rate and has preference over common stock in the payment of dividends and in liquidation.	1–4, 7, 8, 11–16	Market
Private Placements, Restricted Securities and Other Unregistered Securities: Securities not registered under the Securities Act of 1933, such as privately placed commercial paper and Rule 144A securities.	1–5, 7–16	Liquidity Market Valuation
1	All forms of borrowing (including mortgage dollar rolls and reverse repurchase agreements) are limited in the aggregate and may not exceed 33 1⁄3% of a Fund’s total assets except as permitted by law.
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INSTRUMENT	FUND CODE	RISK TYPE
Real Estate Investment Trusts (REITs): Pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interest.	1–5, 7–16	Credit Interest Rate Liquidity Management Market Political Prepayment Tax Valuation
Repurchase Agreements: The purchase of a security and the simultaneous commitment to return the security to the seller at an agreed upon price on an agreed upon date. This is treated as a loan.	1–3, 5–12, 14–16	Credit Liquidity Market
Reverse Repurchase Agreements[1] : The sale of a security and the simultaneous commitment to buy the security back at an agreed upon price on an agreed upon date. This is treated as a borrowing by a Fund.	1, 2, 5–12, 14, 15	Credit Leverage Market
Securities Issued in Connection with Reorganization and Corporate Restructuring: In connection with reorganizing or restructuring of an issuer, an issuer may issue common stock or other securities to holders of its debt securities.	1–16	Market
Securities Lending: The lending of up to 33 ⅓% of a Fund’s total assets. In return, a Fund will receive cash, other securities, and/or letters of credit as collateral.	1, 2, 5–7, 10–12	Credit Leverage Market
Short Selling: A Fund sells a security it does not own in anticipation of a decline in the market value of the security. To complete the transaction, a Fund must borrow the security to make delivery to the buyer. A Fund is obligated to replace the security borrowed by purchasing it subsequently at the market price at the time of replacement.	5, 14–16	Credit Liquidity Market
Short-Term Funding Agreements: Agreements issued by banks and highly rated U.S. insurance companies such as Guaranteed Investment Contracts (GICs) and Bank Investment Contracts (BICs).	1–3, 5, 7–12, 14–16	Credit Liquidity Market
Sovereign Obligations: Investments in debt obligations issued or guaranteed by a foreign sovereign government or its agencies, authorities or political subdivisions.	1–5, 8–10, 12, 14–16	Credit Foreign Investment Liquidity Political Valuation
Stripped Mortgage-Backed Securities: Derivative multi-class mortgage securities which are usually structured with two classes of shares that receive different proportions of the interest and principal from a pool of mortgage assets. These include Interest-Only (IO) and Principal-Only (PO) securities issued outside a Real Estate Mortgage Investment Conduit (REMIC) or CMO structure.	1, 2, 6, 8–12, 14–16	Credit Liquidity Market Political Prepayment Valuation
Structured Investments: A security having a return tied to an underlying index or other security or asset class. Structured investments generally are individually negotiated agreements and may be traded over-the-counter. Structured investments are organized and operated to restructure the investment characteristics of the underlying security.	1, 2, 4–16	Credit Foreign Investment Liquidity Management Market Valuation
1	All forms of borrowing (including mortgage dollar rolls and reverse repurchase agreements) are limited in the aggregate and may not exceed 33 1⁄3% of a Fund’s total assets except as permitted by law.
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Investment Practices (continued)
INSTRUMENT	FUND CODE	RISK TYPE
Swaps and Related Swap Products: Swaps involve an exchange of obligations by two parties. Caps and floors entitle a purchaser to a principal amount from the seller of the cap or floor to the extent that a specified index exceeds or falls below a predetermined interest rate or amount. A Fund may enter into these transactions to manage its exposure to changing interest rates and other factors.	1–16	Credit Currency Interest Rate Leverage Liquidity Management Market Political Valuation
Synthetic Variable Rate Instruments: Instruments that generally involve the deposit of a long-term tax exempt bond in a custody or trust arrangement and the creation of a mechanism to adjust the long-term interest rate on the bond to a variable short-term rate and a right (subject to certain conditions) on the part of the purchaser to tender it periodically to a third party at par.	2, 5, 8, 10, 14–16	Credit Liquidity Market
Temporary Defensive Positions: To respond to unusual circumstances a Fund may invest in cash and cash equivalents for temporary defensive purposes.	1–16	Credit Interest Rate Liquidity Market
Treasury Receipts: A Fund may purchase interests in separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks or brokerage firms and that are created by depositing U.S. Treasury notes and U.S. Treasury bonds into a special account at a custodian bank. Receipts include Treasury Receipts (TRs), Treasury Investment Growth Receipts (TIGRs), and Certificates of Accrual on Treasury Securities (CATS).	1–16	Market
Trust Preferreds: Securities with characteristics of both subordinated debt and preferred stock. Trust preferreds are generally long term securities that make periodic fixed or variable interest payments.	1–5, 7–16	Credit Currency Interest Rate Liquidity Market Political Valuation
U.S. Government Agency Securities: Securities issued or guaranteed by agencies and instrumentalities of the U.S. government. These include all types of securities issued by Ginnie Mae, Fannie Mae and Freddie Mac, including funding notes, subordinated benchmark notes, CMOs and REMICs.	1–3, 5–16	Credit Gov’t Securities Interest Rate Market
U.S. Government Obligations: May include direct obligations of the U.S. Treasury, including Treasury bills, notes and bonds, all of which are backed as to principal and interest payments by the full faith and credit of the United States, and separately traded principal and interest component parts of such obligations that are transferable through the Federal book-entry system known as Separate Trading of Registered Interest and Principal of Securities (STRIPS) and Coupons Under Book Entry Safekeeping (CUBES).	1–16	Interest Rate Market
Variable and Floating Rate Instruments: Obligations with interest rates which are reset daily, weekly, quarterly or some other frequency and which may be payable to a Fund on demand or at the expiration of a specified term.	1–16	Credit Liquidity Market Valuation
When-Issued Securities, Delayed Delivery Securities and Forward Commitments: Purchase or contract to purchase securities at a fixed price for delivery at a future date.	1–16	Credit Leverage Liquidity Market Valuation
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INSTRUMENT	FUND CODE	RISK TYPE
Zero-Coupon, Pay-in-Kind and Deferred Payment Securities: Zero-coupon securities are securities that are sold at a discount to par value and on which interest payments are not made during the life of the security. Pay-in-kind securities are securities that have interest payable by delivery of additional securities. Deferred payment securities are zero-coupon debt securities which convert on a specified date to interest bearing debt securities.	1–16	Credit Currency Interest Rate Liquidity Market Political Valuation Zero-Coupon Securities
Risk related to certain investments held by the Fund:
Credit risk The risk that a financial obligation will not be met by the issuer of a security or the counterparty to a contract, resulting in a loss to the purchaser.
Currency risk The risk that currency exchange rate fluctuations may reduce gains or increase losses on foreign investments.
Environmental risk The risk that an owner or operator of real estate may be liable for the costs associated with hazardous or toxic substances located on the property.
Extension risk The risk that a rise in interest rates will extend the life of a security to a date later than the anticipated prepayment date, causing the value of the investment to fall.
Foreign investment risk The risk associated with higher transaction costs, delayed settlements, currency controls, adverse economic developments, and exchange rate volatility. These risks are increased in emerging markets.
Government securities risk U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Circumstances could arise that would prevent the payment of interest or principal. Securities issued or guaranteed by certain U.S. government-related organizations are not backed by the full faith or credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support.
High yield securities risk High yield, high risk securities (also known as junk bonds) which are considered to be speculative and these investments are subject to greater risk of loss, greater sensitivity to economic changes, valuation difficulties and a potential lack of a secondary or public market for securities.
Interest rate risk The risk that a change in interest rates will adversely affect the value of an investment. The value of fixed income securities generally moves in the opposite direction of interest rates (decreases when interest rates rise and increases when interest rates fall).
Investment company risk If a Fund invests in shares of another investment company, shareholders would bear not only their proportionate share of the Fund’s expenses, but also similar expenses of the investment company. The price movement of an investment company that is an ETF may not track the underlying index and may result in a loss.
Leverage risk The risk that gains or losses will be disproportionately higher than the amount invested.
Liquidity risk The risk that the holder may not be able to sell the security at the time or price it desires.
Management risk The risk that a strategy used by a Fund’s management may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.
Market risk The risk that when the market as a whole declines, the value of a specific investment will decline proportionately. This systematic risk is common to all investments and the mutual funds that purchase them.
Natural event risk The risk that a natural disaster, such as a hurricane or similar event, will cause severe economic losses and default in payments by the issuer of the security.
Political risk The risk that governmental policies or other political actions will negatively impact the value of the investment.
Portfolio quality risk The risks associated with below investment grade securities including greater risk of default, greater sensitivity to interest rates and economic changes, potential valuation difficulties, and sudden and unexpected changes in credit quality.
Prepayment risk The risk that declining interest rates will result in unexpected prepayments, causing the value of the investment to fall.
Tax risk The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which could cause adverse tax consequences. Also the risk that the tax treatment of municipal or other securities could be changed by Congress thereby affecting the value of outstanding securities.
Valuation risk The risk that the estimated value of a security does not match the actual amount that can be realized if the security is sold.
Zero-Coupon securities risk The market value of these securities are generally more volatile than the market value of, and is more likely to respond to a greater degree to changes in interest rates than, other fixed income securities with similar maturities and credit quality that pay interest periodically. Actions required by federal income tax law may reduce the assets to which a Fund’s expenses could otherwise be allocated and may reduce a Fund’s rate of return.

July 1, 2018  |  149

Financial Highlights
The financial highlights tables are intended to help you understand each Fund’s financial performance for the past five fiscal years or period of a Fund’s operations, as applicable. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information for each period presented has been audited by PricewaterhouseCoopers LLP, whose reports, along with each Fund’s financial statements, are included in the respective Fund’s annual report, which is available upon request.
To the extent a Fund invests in other funds, the Total Annual Operating Expenses included in the Fee Table will not correlate to the ratio of expenses to average net assets in the financial highlights below.
	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Core Bond Fund
Class R2
Year Ended February 28, 2018	$ 11.54	$ 0.24	$ (0.19)	$ 0.05	$ (0.24)	$ (0.03)	$ (0.27)
Year Ended February 28, 2017	11.73	0.23	(0.14)	0.09	(0.24)	(0.04)	(0.28)
Year Ended February 29, 2016	11.82	0.22	(0.07)	0.15	(0.22)	(0.02)	(0.24)
Year Ended February 28, 2015	11.63	0.24	0.20	0.44	(0.24)	(0.01)	(0.25)
Year Ended February 28, 2014	12.00	0.27	(0.32)	(0.05)	(0.26)	(0.06)	(0.32)
Class R3
Year Ended February 28, 2018	11.53	0.27	(0.20)	0.07	(0.27)	(0.03)	(0.30)
September 9, 2016 (f) through February 28, 2017	11.93	0.12	(0.35)	(0.23)	(0.13)	(0.04)	(0.17)
Class R4
Year Ended February 28, 2018	11.54	0.31	(0.21)	0.10	(0.30)	(0.03)	(0.33)
September 9, 2016 (f) through February 28, 2017	11.93	0.13	(0.34)	(0.21)	(0.14)	(0.04)	(0.18)
Class R5
Year Ended February 28, 2018	11.53	0.32	(0.19)	0.13	(0.32)	(0.03)	(0.35)
Year Ended February 28, 2017	11.72	0.30	(0.15)	0.15	(0.30)	(0.04)	(0.34)
Year Ended February 29, 2016	11.82	0.28	(0.07)	0.21	(0.29)	(0.02)	(0.31)
Year Ended February 28, 2015	11.63	0.30	0.21	0.51	(0.31)	(0.01)	(0.32)
Year Ended February 28, 2014	12.00	0.33	(0.31)	0.02	(0.33)	(0.06)	(0.39)
Class R6
Year Ended February 28, 2018	11.56	0.33	(0.19)	0.14	(0.33)	(0.03)	(0.36)
Year Ended February 28, 2017	11.75	0.31	(0.15)	0.16	(0.31)	(0.04)	(0.35)
Year Ended February 29, 2016	11.84	0.30	(0.07)	0.23	(0.30)	(0.02)	(0.32)
Year Ended February 28, 2015	11.65	0.31	0.21	0.52	(0.32)	(0.01)	(0.33)
Year Ended February 28, 2014	12.02	0.34	(0.32)	0.02	(0.33)	(0.06)	(0.39)
(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Commencement of offering of class of shares.
150  |  J.P. Morgan Income Funds

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$ 11.32	0.41%	$ 102,320	1.06%	2.11%	1.20%	26%
11.54	0.75	112,325	0.99	1.97	1.36	23
11.73	1.32	113,488	0.99	1.87	1.34	22
11.82	3.90	118,352	0.99	2.01	1.24	15
11.63	(0.33)	110,094	1.00	2.28	1.23	15

11.30	0.57	3,443	0.85	2.32	0.94	26
11.53	(1.89)	439	0.86	2.15	0.93	23

11.31	0.81	5,637	0.59	2.71	0.72	26
11.54	(1.73)	20	0.64	2.35	0.70	23

11.31	1.03	390,635	0.45	2.72	0.51	26
11.53	1.30	437,365	0.44	2.52	0.53	23
11.72	1.83	446,658	0.44	2.42	0.52	22
11.82	4.49	360,868	0.44	2.56	0.52	15
11.63	0.21	325,239	0.45	2.84	0.53	15

11.34	1.13	18,010,360	0.35	2.83	0.40	26
11.56	1.40	11,462,704	0.34	2.61	0.40	23
11.75	2.00	13,142,391	0.34	2.52	0.41	22
11.84	4.53	9,552,192	0.38	2.62	0.44	15
11.65	0.24	6,635,284	0.40	2.90	0.48	15
July 1, 2018  |  151

Financial Highlights (continued)
	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Core Plus Bond Fund
Class R2
Year Ended February 28, 2018	$ 8.21	$ 0.19	$ (0.13)	$ 0.06	$ (0.18)	$ —	$ (0.18)
Year Ended February 28, 2017	8.14	0.17	0.07	0.24	(0.17)	—	(0.17)
Year Ended February 29, 2016	8.39	0.20	(0.23)	(0.03)	(0.20)	(0.02)	(0.22)
Year Ended February 28, 2015	8.30	0.23	0.15	0.38	(0.23)	(0.06)	(0.29)
Year Ended February 28, 2014	8.48	0.26	(0.12)	0.14	(0.26)	(0.06)	(0.32)
Class R3
Year Ended February 28, 2018	8.21	0.20	(0.12)	0.08	(0.21)	—	(0.21)
September 9, 2016 (f) through February 28, 2017	8.39	0.09	(0.18)	(0.09)	(0.09)	—	(0.09)
Class R4
Year Ended February 28, 2018	8.21	0.23	(0.13)	0.10	(0.22)	—	(0.22)
September 9, 2016 (f) through February 28, 2017	8.39	0.10	(0.18)	(0.08)	(0.10)	—	(0.10)
Class R5
Year Ended February 28, 2018	8.22	0.24	(0.14)	0.10	(0.23)	—	(0.23)
September 9, 2016 (f) through February 28, 2017	8.39	0.10	(0.16)	(0.06)	(0.11)	—	(0.11)
Class R6
Year Ended February 28, 2018	8.22	0.25	(0.13)	0.12	(0.24)	—	(0.24)
Year Ended February 28, 2017	8.15	0.23	0.07	0.30	(0.23)	—	(0.23)
Year Ended February 29, 2016	8.40	0.26	(0.22)	0.04	(0.27)	(0.02)	(0.29)
Year Ended February 28, 2015	8.31	0.29	0.15	0.44	(0.29)	(0.06)	(0.35)
Year Ended February 28, 2014	8.49	0.33	(0.12)	0.21	(0.33)	(0.06)	(0.39)
(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Commencement of offering of class of shares.
152  |  J.P. Morgan Income Funds

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$8.09	0.69%	$ 22,556	1.14%	2.25%	1.21%	42%
8.21	2.91	34,380	1.14	2.05	1.41	59
8.14	(0.34)	34,621	1.15	2.48	1.41	45
8.39	4.70	19,108	1.14	2.79	1.31	52
8.30	1.72	12,063	1.15	3.16	1.20	25

8.08	0.91	7,688	0.89	2.48	0.93	42
8.21	(1.07)	20	0.93	2.22	0.95	59

8.09	1.21	773	0.64	2.76	0.87	42
8.21	(0.95)	20	0.68	2.46	0.70	59

8.09	1.23	1,810	0.49	2.90	0.57	42
8.22	(0.75)	20	0.49	2.65	0.51	59

8.10	1.46	9,043,535	0.39	2.99	0.41	42
8.22	3.68	4,548,970	0.39	2.79	0.42	59
8.15	0.43	2,388,798	0.40	3.22	0.42	45
8.40	5.44	830,958	0.39	3.48	0.43	52
8.31	2.48	326,452	0.40	3.92	0.45	25
July 1, 2018  |  153

Financial Highlights (continued)
	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Corporate Bond Fund
Class R6
Year Ended February 28, 2018	$ 10.01	$ 0.33	$ (0.05)	$ 0.28	$ (0.36)	$ (0.33)	$ (0.69)
Year Ended February 28, 2017	9.70	0.30	0.33	0.63	(0.28)	(0.04)	(0.32)
Year Ended February 29, 2016	10.21	0.32	(0.48)	(0.16)	(0.34)	(0.01)	(0.35)
Year Ended February 28, 2015	9.84	0.32	0.39	0.71	(0.32)	(0.02)	(0.34)
March 1, 2013 (f) through February 28, 2014	10.00	0.28(g)	(0.20)	0.08	(0.24)	—	(0.24)
(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Commencement of operations.
(g)	Net investment income (loss) may appear disproportionate among the classes due to the timing of recognition of income and changes in the relative size of the classes.
(h)	Certain non-recurring expenses incurred by the Fund were not annualized for the period ended February 28, 2014.
154  |  J.P. Morgan Income Funds

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$ 9.60	2.67%	$ 704,078	0.39%	3.31%	0.41%	132%
10.01	6.55	1,739,340	0.39	2.98	0.40	106
9.70	(1.55)	1,678,553	0.39	3.22	0.41	74
10.21	7.38	1,441,786	0.39	3.21	0.44	74
9.84	0.82	564,881	0.39(h)	2.91(g)(h)	0.46(h)	77
July 1, 2018  |  155

Financial Highlights (continued)
	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Emerging Markets Corporate Debt Fund
Class R6
Year Ended February 28, 2018	$ 10.37	$ 0.48(e)	$(0.04)	$ 0.44	$ (0.49)	$ —(f)	$ (0.49)
Year Ended February 28, 2017	9.57	0.46(e)	0.80	1.26	(0.46)	—	(0.46)
Year Ended February 29, 2016	10.20	0.41(e)(g)	(0.64)	(0.23)	(0.40)	—	(0.40)
Year Ended February 28, 2015	10.32	0.49	—(f)	0.49	(0.49)	(0.12)	(0.61)
September 4, 2013 (h) through February 28, 2014	10.00	0.22	0.34	0.56	(0.21)	(0.03)	(0.24)
(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(e)	Calculated based upon average shares outstanding.
(f)	Amount rounds to less than $0.005.
(g)	Net investment income (loss) may appear disproportionate among the classes due to the timing of recognition of income and changes in the relative size of the classes.
(h)	Commencement of operations.
(i)	Certain non-recurring expenses incurred by the Fund were not annualized for the period ended February 28, 2014.
156  |  J.P. Morgan Income Funds

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)

$ 10.32	4.32%	$211,299.00	0.69%	4.59%	0.90%	120%
10.37	13.32	236,350	0.69	4.53	0.93	86
9.57	(2.32)	168,190	0.69	4.17(g)	0.92	83
10.20	4.76	55	0.75	4.68	1.96	81
10.32	5.61	53	0.75(i)	4.48(i)	2.36(i)	46
July 1, 2018  |  157

Financial Highlights (continued)
	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
Emerging Markets Debt Fund
Class R5
Year Ended February 28, 2018	$ 8.24	$ 0.42	$ (0.03)	$ 0.39	$ (0.38)
Year Ended February 28, 2017	7.77	0.42	0.47	0.89	(0.42)
Year Ended February 29, 2016	8.25	0.40	(0.46)	(0.06)	(0.42)
Year Ended February 28, 2015	8.28	0.43(d)	(0.14)	0.29	(0.32)
Year Ended February 28, 2014	9.04	0.42	(0.78)	(0.36)	(0.40)
Class R6
Year Ended February 28, 2018	8.18	0.42	(0.02)	0.40	(0.39)
Year Ended February 28, 2017	7.72	0.41	0.47	0.88	(0.42)
Year Ended February 29, 2016	8.20	0.40	(0.45)	(0.05)	(0.43)
Year Ended February 28, 2015	8.24	0.42(d)	(0.13)	0.29	(0.33)
Year Ended February 28, 2014	9.04	0.43	(0.78)	(0.35)	(0.45)
(a)	Calculated based upon average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returnsbased upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(d)	Net investment income (loss) may appear disproportionate among the classes due to the timing of recognition of income and changes in the relative size of the classes.
158  |  J.P. Morgan Income Funds

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge) (b)	Net assets, end of period (000’s)	Net expenses (c)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate

$ 8.25	4.80%	$ 625	0.74%	5.00%	0.98%	113%
8.24	11.63	563	0.74	5.11	0.94	222
7.77	(0.71)	500	0.74	4.99	0.94	147
8.25	3.53	638	0.77	5.15(d)	1.04	164
8.28	(3.96)	213	0.79	4.89	0.93	120

8.19	4.89	1,569,963	0.69	5.04	0.82	113
8.18	11.66	847,635	0.69	5.04	0.82	222
7.72	(0.67)	742,284	0.69	5.06	0.84	147
8.20	3.48	621,271	0.72	4.96(d)	0.84	164
8.24	(3.90)	244,485	0.74	5.14	0.89	120
July 1, 2018  |  159

Financial Highlights (continued)
	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Government Bond Fund
Class R2
Year Ended February 28, 2018	$ 10.53	$ 0.19(e)	$ (0.26)	$ (0.07)	$ (0.19)	$ (0.01)	$ (0.20)
Year Ended February 28, 2017	10.85	0.20(e)	(0.28)	(0.08)	(0.20)	(0.04)	(0.24)
Year Ended February 29, 2016	11.01	0.20(e)	0.01	0.21	(0.22)	(0.15)	(0.37)
Year Ended February 28, 2015	11.02	0.25	0.18	0.43	(0.23)	(0.21)	(0.44)
Year Ended February 28, 2014	11.55	0.26	(0.47)	(0.21)	(0.27)	(0.05)	(0.32)
Class R3
Year Ended February 28, 2018	10.53	0.21(e)	(0.25)	(0.04)	(0.21)	(0.01)	(0.22)
September 9, 2016 (g) through February 28, 2017	10.90	0.09(e)	(0.32)	(0.23)	(0.10)	(0.04)	(0.14)
Class R4
Year Ended February 28, 2018	10.53	0.24(e)	(0.26)	(0.02)	(0.24)	(0.01)	(0.25)
September 9, 2016 (g) through February 28, 2017	10.90	0.10(e)	(0.32)	(0.22)	(0.11)	(0.04)	(0.15)
Class R6
Year Ended February 28, 2018	10.53	0.26(e)	(0.26)	—(f)	(0.26)	(0.01)	(0.27)
August 1, 2016 (g) through February 28, 2017	10.97	0.14(e)	(0.40)	(0.26)	(0.14)	(0.04)	(0.18)
(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(e)	Calculated based upon average shares outstanding.
(f)	Amount rounds to less than $0.005.
(g)	Commencement of offering of class of shares.
160  |  J.P. Morgan Income Funds

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)

$10.26	(0.74)%	$ 50,768	1.06%	1.76%	1.23%	15%
10.53	(0.82)	57,838	0.99	1.82	1.42	15
10.85	1.92	61,217	1.00	1.88	1.41	15
11.01	3.95	53,792	1.00	2.21	1.37	18
11.02	(1.84)	50,214	0.99	2.31	1.30	5

10.27	(0.40)	3,696	0.84	1.99	0.95	15
10.53	(2.18)	499	0.83	1.89	0.93	15

10.26	(0.27)	757	0.59	2.25	1.01	15
10.53	(2.09)	33	0.64	2.01	0.72	15

10.26	(0.03)	203,083	0.34	2.49	0.42	15
10.53	(2.37)	66,335	0.34	2.33	0.43	15
July 1, 2018  |  161

Financial Highlights (continued)
	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
High Yield Fund
Class R2
Year Ended February 28, 2018	$ 7.43	$ 0.37	$ (0.15)	$ 0.22	$ (0.38)	$ —	$(0.38)
Year Ended February 28, 2017	6.64	0.36	0.80	1.16	(0.37)	—	(0.37)
Year Ended February 29, 2016	7.70	0.38	(1.06)	(0.68)	(0.38)	—(f)	(0.38)
Year Ended February 28, 2015	8.06	0.38	(0.18)	0.20	(0.39)	(0.17)	(0.56)
Year Ended February 28, 2014	8.15	0.45	0.11	0.56	(0.44)	(0.21)	(0.65)
Class R3
August 21, 2017 (g) through February 28, 2018	7.45	0.20	(0.10)	0.10	(0.23)	—	(0.23)
Class R4
August 21, 2017 (g) through February 28, 2018	7.45	0.21	(0.10)	0.11	(0.24)	—	(0.24)
Class R5
Year Ended February 28, 2018	7.49	0.42	(0.16)	0.26	(0.42)	—	(0.42)
Year Ended February 28, 2017	6.69	0.41	0.80	1.21	(0.41)	—	(0.41)
Year Ended February 29, 2016	7.75	0.42	(1.06)	(0.64)	(0.42)	—(f)	(0.42)
Year Ended February 28, 2015	8.12	0.43	(0.19)	0.24	(0.44)	(0.17)	(0.61)
Year Ended February 28, 2014	8.21	0.50	0.11	0.61	(0.49)	(0.21)	(0.70)
Class R6
Year Ended February 28, 2018	7.48	0.42	(0.15)	0.27	(0.43)	—	(0.43)
Year Ended February 28, 2017	6.68	0.41	0.80	1.21	(0.41)	—	(0.41)
Year Ended February 29, 2016	7.74	0.42	(1.06)	(0.64)	(0.42)	—(f)	(0.42)
Year Ended February 28, 2015	8.11	0.43	(0.19)	0.24	(0.44)	(0.17)	(0.61)
Year Ended February 28, 2014	8.20	0.50	0.11	0.61	(0.49)	(0.21)	(0.70)
(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Amount rounds to less than $0.005.
(g)	Commencement of offering of class of shares.
162  |  J.P. Morgan Income Funds

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$ 7.27	2.97%	$ 7,794	1.33%	4.94%	1.59%	47%
7.43	17.74	8,591	1.29	5.08	1.79	52
6.64	(9.06)	8,533	1.30	5.19	1.82	52
7.70	2.62	10,544	1.33	4.80	1.68	52
8.06	7.24	11,019	1.34	5.54	1.56	54

7.32	1.34	20	1.09	5.20	1.25	47

7.32	1.49	27	0.84	5.47	1.01	47

7.33	3.59	72,349	0.69	5.58	0.82	47
7.49	18.40	70,096	0.72	5.64	0.86	52
6.69	(8.46)	57,112	0.75	5.73	0.88	52
7.75	3.06	76,869	0.78	5.36	0.90	52
8.12	7.82	103,378	0.79	6.09	0.86	54

7.32	3.70	4,829,597	0.59	5.68	0.71	47
7.48	18.49	5,558,568	0.65	5.71	0.73	52
6.68	(8.44)	3,685,406	0.70	5.91	0.76	52
7.74	3.10	1,983,909	0.73	5.41	0.80	52
8.11	7.86	2,202,757	0.74	6.13	0.81	54
July 1, 2018  |  163

Financial Highlights (continued)
	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
Income Fund
Class R6
Year Ended February 28, 2018	$ 9.53	$ 0.52(e)	$ (0.19)	$ 0.33	$ (0.51)
Year Ended February 28, 2017	9.09	0.53(e)	0.43	0.96	(0.52)
Year Ended February 29, 2016	9.86	0.54(e)	(0.78)	(0.24)	(0.53)
June 2, 2014 (g) through February 28, 2015	10.00	0.41	(0.16)	0.25	(0.39)
(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(e)	Calculated based upon average shares outstanding.
(f)	Certain non-recurring expenses incurred by the Fund were not annualized for the year ended February 29, 2016 and for the period ended February 28, 2015.
(g)	Commencement of operations.
164  |  J.P. Morgan Income Funds

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period	Net expenses (d)	Net investment income (loss) (d)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)

$ 9.35	3.53%	$71,862,051	0.39%	5.51%	0.69%	40%
9.53	10.76	21,946	0.40	5.58	2.27	59
9.09	(2.51)	19,829	0.40(f)	5.63(f)	2.45(f)	74
9.86	2.59	51,308	0.40(f)	5.60(f)	1.81(f)	61
July 1, 2018  |  165

Financial Highlights (continued)
	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Inflation Managed Bond Fund
Class R5
Year Ended February 28, 2018	$10.39	$ 0.21	$ (0.19)	$ 0.02	$ (0.22)	$ —	$ (0.22)
Year Ended February 28, 2017	10.18	0.20	0.20	0.40	(0.19)	—	(0.19)
Year Ended February 29, 2016	10.41	0.16	(0.23)	(0.07)	(0.16)	—	(0.16)
Year Ended February 28, 2015	10.55	0.14(d)	(0.14)	—(e)	(0.14)	—	(0.14)
Year Ended February 28, 2014	10.85	0.11	(0.27)	(0.16)	(0.13)	(0.01)	(0.14)
Class R6
Year Ended February 28, 2018	10.36	0.22	(0.19)	0.03	(0.23)	—	(0.23)
Year Ended February 28, 2017	10.15	0.21	0.20	0.41	(0.20)	—	(0.20)
Year Ended February 29, 2016	10.38	0.16	(0.22)	(0.06)	(0.17)	—	(0.17)
Year Ended February 28, 2015	10.52	0.14(d)	(0.13)	0.01	(0.15)	—	(0.15)
Year Ended February 28, 2014	10.82	0.14	(0.30)	(0.16)	(0.13)	(0.01)	(0.14)
(a)	Calculated based upon average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(d)	Net investment income (loss) may appear disproportionate among the classes due to the timing of recognition of income and changes in the relative size of the classes.
(e)	Amount rounds to less than $0.005.
166  |  J.P. Morgan Income Funds

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge) (b)	Net assets, end of period (000’s)	Net expenses (c)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate

$ 10.19	0.23%	$ 5,945	0.53%	2.00%	0.57%	68%
10.39	3.95	711	0.52	1.94	0.53	41
10.18	(0.64)	11,844	0.55	1.54	0.58	27
10.41	0.02	12,619	0.54	1.34(d)	0.60	28
10.55	(1.44)	12,774	0.55	1.05	0.65	35

10.16	0.31	1,199,612	0.45	2.14	0.47	68
10.36	4.05	855,276	0.47	2.02	0.47	41
10.15	(0.56)	798,786	0.46	1.55	0.46	27
10.38	0.07	505,064	0.48	1.32(d)	0.50	28
10.52	(1.41)	337,208	0.50	1.29	0.57	35
July 1, 2018  |  167

Financial Highlights (continued)
	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
Limited Duration Bond Fund
Class R6
Year Ended February 28, 2018	$10.00	$ 0.18	$ (0.01)	$ 0.17	$ (0.18)
Year Ended February 28, 2017	9.98	0.13	0.03	0.16	(0.14)
Year Ended February 29, 2016	10.03	0.11	(0.04)	0.07	(0.12)
Year Ended February 28, 2015	9.98	0.12	0.04	0.16	(0.11)
Year Ended February 28, 2014	9.85	0.10	0.15	0.25	(0.12)
(a)	Calculated based upon average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
168  |  J.P. Morgan Income Funds

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge) (b)	Net assets, end of period (000’s)	Net expenses (c)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate

$ 9.99	1.73%	$658,067	0.23%	1.82%	0.37%	22%
10.00	1.58	757,219	0.23	1.35	0.37	21
9.98	0.66	680,614	0.23	1.14	0.37	23
10.03	1.63	42,352	0.23	1.21	0.39	24
9.98	2.51	18,305	0.22	1.05	0.42	23
July 1, 2018  |  169

Financial Highlights (continued)
	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Mortgage-Backed Securities Fund
Class R6
Year Ended February 28, 2018	$ 11.17	$ 0.37(c)	$ (0.19)	$ 0.18	$ (0.38)	$ —	$ (0.38)
Year Ended February 28, 2017	11.38	0.33(c)	(0.20)	0.13	(0.33)	(0.01)	(0.34)
Year Ended February 29, 2016	11.39	0.34(c)	0.01	0.35	(0.35)	(0.01)	(0.36)
Year Ended February 28, 2015	11.32	0.38	0.09	0.47	(0.39)	(0.01)	(0.40)
Year Ended February 28, 2014	11.59	0.36	(0.27)	0.09	(0.35)	(0.01)	(0.36)
(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(b)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(c)	Calculated based upon average shares outstanding.
170  |  J.P. Morgan Income Funds

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge) (a)	Net assets, end of period (000’s)	Net expenses (b)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate

$10.97	1.57%	$ 955,347	0.25%	3.34%	0.47%	14%
11.17	1.13	1,182,534	0.24	2.89	0.46	27
11.38	3.14	1,384,768	0.24	2.98	0.46	16
11.39	4.20	1,397,901	0.25	3.25	0.49	7
11.32	0.81	1,604,557	0.25	3.12	0.50	9
July 1, 2018  |  171

Financial Highlights (continued)
	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Short Duration Bond Fund
Class R6
Year Ended February 28, 2018	$ 10.83	$0.16	$ (0.13)	$ 0.03	$ (0.17)	$ —	$ (0.17)
Year Ended February 28, 2017	10.84	0.12	—(d)	0.12	(0.12)	(0.01)	(0.13)
Year Ended February 29, 2016	10.89	0.12	(0.03)	0.09	(0.13)	(0.01)	(0.14)
Year Ended February 28, 2015	10.91	0.12	(0.01)	0.11	(0.12)	(0.01)	(0.13)
Year Ended February 28, 2014	10.98	0.12	(0.05)	0.07	(0.13)	(0.01)	(0.14)
(a)	Calculated based upon average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(d)	Amount rounds to less than $0.005.
172  |  J.P. Morgan Income Funds

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge) (b)	Net assets, end of period (000’s)	Net expenses (c)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate

$ 10.69	0.25%	$ 2,225,633	0.30%	1.52%	0.35%	44%
10.83	1.15	2,563,439	0.30	1.10	0.36	37
10.84	0.77	3,171,892	0.30	1.13	0.35	45
10.89	0.98	2,969,476	0.30	1.12	0.38	41
10.91	0.60	2,819,549	0.30	1.14	0.39	38
July 1, 2018  |  173

Financial Highlights (continued)
	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Short Duration Core Plus Fund
Class R6
Year Ended February 28, 2018	$ 9.58	$ 0.35	$ (0.18)	$ 0.17	$ (0.36)	$ —	$ (0.36)
Year Ended February 28, 2017	8.86	0.45	0.73	1.18	(0.46)	—	(0.46)
Year Ended February 29, 2016	9.77	0.44	(0.90)	(0.46)	(0.45)	—	(0.45)
Year Ended February 28, 2015	10.06	0.45	(0.28)	0.17	(0.45)	(0.01)	(0.46)
March 1, 2013 (f) through February 28, 2014	10.00	0.45	(0.01)	0.44	(0.38)	—	(0.38)
(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Commencement of operations.
(g)	Certain non-recurring expenses incurred by the Fund were not annualized for the period ended February 28, 2014.
174  |  J.P. Morgan Income Funds

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$ 9.39	1.75%	$ 29,580	0.42%	3.71%	0.72%	226%
9.58	13.51	34,516	0.49	4.83	0.75	77
8.86	(4.81)	45,491	0.50	4.65	0.69	42
9.77	1.72	80,234	0.49	4.53	0.70	73
10.06	4.47	41,712	0.48(g)	4.49(g)	0.78(g)	66
July 1, 2018  |  175

Financial Highlights (continued)
	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
Strategic Income Opportunities Fund
Class R5
Year Ended February 28, 2018	$ 11.73	$0.39(f)	$ (0.11)	$ 0.28	$ (0.38)
Year Ended February 28, 2017	10.94	0.52(f)	0.79	1.31	(0.52)
Year Ended February 29, 2016	11.80	0.41(f)	(0.83)	(0.42)	(0.44)
Year Ended February 28, 2015	11.95	0.22	(0.15)	0.07	(0.22)
Year Ended February 28, 2014	11.91	0.31	0.02	0.33	(0.29)
Class R6
November 1, 2017 (i) through February 28, 2018	11.66	0.11(f)	(0.04)	0.07	(0.11)
(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(e)	Commencing on February 29, 2016, the Fund presents portfolio turnover in two ways, one including securities sold short and the other excluding securities sold short. For periods prior to February 29, 2016, the Fund did not transact in securities sold short.
(f)	Calculated based upon average shares outstanding.
(g)	The net expenses and expenses without waivers, reimbursements and earnings credits (excluding interest expense for securities sold short) for Class R5 are 0.53% and 0.64% for the year ended February 28, 2018 and 0.52% and 0.61% for the year ended February 28, 2017 and for Class R6 are 0.47% and 0.56% for the period ended February 28, 2018.
(h)	Interest expense on securities sold short is less than 0.005%.
(i)	Commencement of offering of class of shares.
176  |  J.P. Morgan Income Funds

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (including interest expense for securities sold short) (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits (including interest expense for securities sold short)	Portfolio turnover rate (excluding securities sold short) (b)(e)	Portfolio turnover rate (including securities sold short) (b)(e)

$ 11.63	2.40%	$ 214,304	0.55%(g)	3.37%	0.66%(g)	55%	58%
11.73	12.16	572,331	0.53(g)	4.50	0.63(g)	38	40
10.94	(3.64)	730,164	0.48(h)	3.59	0.62(h)	51	53
11.80	0.56	589,578	0.43	1.92	0.63	255	—
11.95	2.83	448,053	0.45	2.64	0.65	216	—

11.62	0.60	988,062	0.49(g)	2.94	0.58(g)	55	58
July 1, 2018  |  177

Financial Highlights (continued)
	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Total Return Fund
Class R2
Year Ended February 28, 2018	$ 9.91	$ 0.19(f)	$ (0.17)	$ 0.02	$ (0.19)	$ —(g)	$ (0.19)
Year Ended February 28, 2017	9.70	0.21(f)	0.22	0.43	(0.20)	(0.02)	(0.22)
Year Ended February 29, 2016	10.14	0.23(f)	(0.37)	(0.14)	(0.23)	(0.07)	(0.30)
March 18, 2014 (j) through February 28, 2015	10.01	0.18(i)	0.21	0.39	(0.18)	(0.08)	(0.26)
Class R5
Year Ended February 28, 2018	9.92	0.26(f)	(0.17)	0.09	(0.26)	—(g)	(0.26)
Year Ended February 28, 2017	9.71	0.28(f)	0.22	0.50	(0.27)	(0.02)	(0.29)
Year Ended February 29, 2016	10.16	0.30(f)	(0.37)	(0.07)	(0.31)	(0.07)	(0.38)
Year Ended February 28, 2015	10.03	0.26(i)	0.19	0.45	(0.24)	(0.08)	(0.32)
Year Ended February 28, 2014	10.36	0.35	(0.18)	0.17	(0.35)	(0.15)	(0.50)
Class R6
Year Ended February 28, 2018	9.91	0.26(f)	(0.17)	0.09	(0.26)	—(g)	(0.26)
Year Ended February 28, 2017	9.71	0.29(f)	0.21	0.50	(0.28)	(0.02)	(0.30)
Year Ended February 29, 2016	10.16	0.30(f)	(0.37)	(0.07)	(0.31)	(0.07)	(0.38)
March 18, 2014 (j) through February 28, 2015	10.01	0.24(i)	0.23	0.47	(0.24)	(0.08)	(0.32)
(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(e)	Commencing on February 29, 2016, the Fund presents portfolio turnover in two ways, one including securities sold short and the other excluding securities sold short. For periods prior to February 29, 2016, the Fund did not transact in securities sold short.
(f)	Calculated based upon average shares outstanding.
(g)	Amount rounds to less than $0.005.
(h)	Interest expense on securities sold short is less than 0.005%.
(i)	Net investment income (loss) may appear disproportionate among the classes due to the timing of recognition of income and changes in the relative size of the classes.
(j)	Commencement of offering of class of shares.
178  |  J.P. Morgan Income Funds

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (including interest expense for securities sold short) (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits (including interest expense for securities sold short)	Portfolio turnover rate (excluding securities sold short) (b)(e)	Portfolio turnover rate (including securities sold short) (b)(e)

$ 9.74	0.16%	$ 1,235	1.14%	1.89%	1.27%	393%	393%
9.91	4.50	1,229	1.13(h)	2.10	1.37(h)	397	398
9.70	(1.33)	1,817	1.11(h)	2.32	1.41(h)	418	427
10.14	3.96	1,799	1.10	1.64(i)	1.26	394	—

9.75	0.86	17,225	0.44	2.58	0.59	393	393
9.92	5.21	10,693	0.43(h)	2.81	0.62(h)	397	398
9.71	(0.69)	9,500	0.41(h)	3.03	0.63(h)	418	427
10.16	4.53	8,543	0.44	2.46(i)	0.65	394	—
10.03	1.83	1,834	0.52	3.56	0.64	406	—

9.74	0.91	64,818	0.39	2.63	0.48	393	393
9.91	5.17	23,527	0.37(h)	2.89	0.48(h)	397	398
9.71	(0.63)	26,044	0.36(h)	3.04	0.47(h)	418	427
10.16	4.80	50,968	0.39	2.49(i)	0.54	394	—
July 1, 2018  |  179

Financial Highlights (continued)
	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Return of capital	Total distributions
Unconstrained Debt Fund
Class R2
Year Ended February 28, 2018	$ 9.88	$ 0.30	$ (0.03)	$ 0.27	$ (0.22)	$ —	$ (0.22)
Year Ended February 28, 2017	9.53	0.22	0.40	0.62	(0.26)	(0.01)	(0.27)
Year Ended February 29, 2016	10.15	0.23	(0.48)	(0.25)	(0.37)	—	(0.37)
Year Ended February 28, 2015	10.36	0.25(d)	(0.09)	0.16	(0.37)	—	(0.37)
Year Ended February 28, 2014	10.22	0.32	0.04	0.36	(0.22)	—	(0.22)
Class R5
Year Ended February 28, 2018	9.92	0.37	(0.03)	0.34	(0.29)	—	(0.29)
Year Ended February 28, 2017	9.56	0.29	0.40	0.69	(0.32)	(0.01)	(0.33)
Year Ended February 29, 2016	10.19	0.29	(0.48)	(0.19)	(0.44)	—	(0.44)
Year Ended February 28, 2015	10.38	0.32(d)	(0.08)	0.24	(0.43)	—	(0.43)
Year Ended February 28, 2014	10.23	0.47	(0.04)	0.43	(0.28)	—	(0.28)
Class R6
Year Ended February 28, 2018	9.92	0.37	(0.02)	0.35	(0.30)	—	(0.30)
Year Ended February 28, 2017	9.56	0.29	0.41	0.70	(0.33)	(0.01)	(0.34)
Year Ended February 29, 2016	10.18	0.29	(0.46)	(0.17)	(0.45)	—	(0.45)
Year Ended February 28, 2015	10.38	0.32(d)	(0.09)	0.23	(0.43)	—	(0.43)
Year Ended February 28, 2014	10.23	0.39	0.04	0.43	(0.28)	—	(0.28)
(a)	Calculated based upon average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(d)	Net investment income (loss) may appear disproportionate among the classes due to the timing of recognition of income and changes in the relative size of the classes.
180  |  J.P. Morgan Income Funds

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge) (b)	Net assets, end of period (000’s)	Net expenses (c)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate

$ 9.93	2.79%	$ 571	1.25%	3.01%	1.41%	102%
9.88	6.51	394	1.21	2.22	1.47	334
9.53	(2.52)	51	1.23	2.30	2.44	181
10.15	1.59	59	1.22	2.41(d)	1.32	179
10.36	3.55	56	1.22	3.13	1.33	106

9.97	3.47	5,459	0.55	3.70	0.68	102
9.92	7.32	3,355	0.51	2.92	0.62	334
9.56	(1.90)	2,743	0.52	2.93	0.63	181
10.19	2.34	2,604	0.52	3.12(d)	0.62	179
10.38	4.29	4,065	0.50	4.54	0.67	106

9.97	3.52	1,301,556	0.49	3.74	0.58	102
9.92	7.36	391,136	0.46	2.96	0.57	334
9.56	(1.73)	379,176	0.47	2.98	0.57	181
10.18	2.28	314,560	0.47	3.15(d)	0.57	179
10.38	4.31	62,084	0.47	3.86	0.58	106
July 1, 2018  |  181

Additional Fee and Expense Information
ADDITIONAL FEE AND EXPENSE INFORMATION
AFFECTING THE JPMT II FUNDS
In connection with the 2004 final settlement between Banc One Investment Advisors Corporation (BOIA), subsequently known as JPMorgan Investment Advisors Inc. (JPMIA1), with the New York Attorney General arising out of market timing of certain mutual funds advised by BOIA, BOIA agreed, among other things, to disclose hypothetical information regarding investment and expenses information to Fund shareholders. The hypothetical examples are provided for JPMT II Funds or those Funds that have acquired the assets and liabilities of a JPMT II Fund or a series of One Group Mutual Funds.
The “Gross Expense Ratio” includes the contractual expenses that make up the investment advisory, administration and shareholder service fees, Rule 12b-1 distribution fees, fees paid to vendors not affiliated with JPMIM that provide services to the Funds and other fees and expenses of the Funds. The “Net Expense Ratio” is Gross Expenses less any fee waivers or expense reimbursements memorialized in a written contract between the Funds and JPMIM and/or its affiliates, as applicable.
1	Effective January 1, 2010, the investment advisory business of JPMorgan Investment Advisors Inc. (JPMIA), which was the adviser for certain of the J.P. Morgan Funds, was transferred to JPMIM and JPMIM became the investment adviser for certain J.P. Morgan Funds that were previously advised by JPMIA.

	Class	Net Expense Ratio	Gross Expense Ratio
JPMorgan Core Bond Fund	R2	1.10%	1.20%
	R3	0.85%	0.94%
	R4	0.60%	0.72%
	R5	0.45%	0.51%
	R6	0.35%	0.40%
JPMorgan Core Plus Bond Fund	R2	1.15%	1.22%
	R3	0.90%	0.94%
	R4	0.65%	0.88%
	R5	0.50%	0.58%
	R6	0.40%	0.42%
JPMorgan Government Bond Fund	R2	1.10%	1.24%
	R3	0.85%	0.96%
	R4	0.60%	1.02%
	R6	0.35%	0.43%
JPMorgan High Yield Fund	R2	1.35%	1.60%
	R3	1.10%	1.25%
	R4	0.85%	1.00%
	R5	0.70%	0.83%
	R6	0.60%	0.72%
JPMorgan Limited Duration Bond Fund	R6	0.25%	0.39%
JPMorgan Mortgage-Backed Securities Fund	R6	0.25%	0.47%
JPMorgan Short Duration Bond Fund	R6	0.30%	0.35%
A Fund’s annual return is reduced by its fees and expenses for that year. The examples below are intended to help you understand the annual and cumulative impact of the Fund’s fees and expenses on your investment through a hypothetical investment of $10,000 held for the next 10 years. The examples assume the following:
•	On 7/1/17, you invest $10,000 in the Fund and you will hold the shares for the entire 10 year period;
•	Your investment has a 5% return each year;
•	The Fund’s operating expenses remain at the levels discussed below and are not affected by increases or decreases in Fund assets over time;
•	At the time of purchase, any applicable initial sales charges (loads) are deducted; and
•	There is no sales charge (load) on reinvested dividends.?
•	The annual costs are calculated using the Net Expense Ratios for the period through the expiration of any fee waivers or expense reimbursements memorialized in a written contract between the Funds and JPMIM and/or its affiliates; and the Gross Expense Ratios thereafter.
182  |  J.P. Morgan Income Funds

“Gross Cumulative Return” shows what the cumulative return on your investment at the end of each fiscal year would be if Fund expenses are not deducted. “Net Cumulative Return” shows what the cumulative return on your investment at the end of each year would be assuming Fund expenses are deducted each year in the amount shown under “Annual Costs.”
Your actual costs may be higher or lower than those shown.
JPMorgan Core Bond Fund
	R2
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
June 30, 2019	$ 112	5.00%	3.90%	3.90%
June 30, 2020	127	10.25	7.85	3.80
June 30, 2021	132	15.76	11.95	3.80
June 30, 2022	137	21.55	16.20	3.80
June 30, 2023	142	27.63	20.62	3.80
June 30, 2024	147	34.01	25.20	3.80
June 30, 2025	153	40.71	29.96	3.80
June 30, 2026	159	47.75	34.90	3.80
June 30, 2027	165	55.13	40.02	3.80
June 30, 2028	171	62.89	45.34	3.80

	R3
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
June 30, 2019	$ 87	5.00%	4.15%	4.15%
June 30, 2020	100	10.25	8.38	4.06
June 30, 2021	104	15.76	12.78	4.06
June 30, 2022	108	21.55	17.36	4.06
June 30, 2023	113	27.63	22.12	4.06
June 30, 2024	117	34.01	27.08	4.06
June 30, 2025	122	40.71	32.24	4.06
June 30, 2026	127	47.75	37.61	4.06
June 30, 2027	132	55.13	43.20	4.06
June 30, 2028	137	62.89	49.01	4.06

July 1, 2018  |  183

Additional Fee and Expense Information (continued)

	R4
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
June 30, 2019	$ 61	5.00%	4.40%	4.40%
June 30, 2020	77	10.25	8.87	4.28
June 30, 2021	80	15.76	13.53	4.28
June 30, 2022	83	21.55	18.39	4.28
June 30, 2023	87	27.63	23.45	4.28
June 30, 2024	91	34.01	28.74	4.28
June 30, 2025	95	40.71	34.25	4.28
June 30, 2026	99	47.75	39.99	4.28
June 30, 2027	103	55.13	45.99	4.28
June 30, 2028	107	62.89	52.23	4.28

	R5
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
June 30, 2019	$ 46	5.00%	4.55%	4.55%
June 30, 2020	55	10.25	9.24	4.49
June 30, 2021	57	15.76	14.15	4.49
June 30, 2022	60	21.55	19.27	4.49
June 30, 2023	62	27.63	24.63	4.49
June 30, 2024	65	34.01	30.23	4.49
June 30, 2025	68	40.71	36.07	4.49
June 30, 2026	71	47.75	42.18	4.49
June 30, 2027	74	55.13	48.57	4.49
June 30, 2028	77	62.89	55.24	4.49

	R6
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
June 30, 2019	$ 36	5.00%	4.65%	4.65%
June 30, 2020	43	10.25	9.46	4.60
June 30, 2021	45	15.76	14.50	4.60
June 30, 2022	47	21.55	19.77	4.60
June 30, 2023	49	27.63	25.28	4.60
June 30, 2024	51	34.01	31.04	4.60
June 30, 2025	54	40.71	37.07	4.60
June 30, 2026	56	47.75	43.37	4.60
June 30, 2027	59	55.13	49.97	4.60
June 30, 2028	61	62.89	56.86	4.60

184  |   J.P. Morgan Income Funds

JPMorgan Core Plus Bond Fund
	R2
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
June 30, 2019	$ 117	5.00%	3.85%	3.85%
June 30, 2020	129	10.25	7.78	3.78
June 30, 2021	134	15.76	11.85	3.78
June 30, 2022	139	21.55	16.08	3.78
June 30, 2023	144	27.63	20.47	3.78
June 30, 2024	150	34.01	25.02	3.78
June 30, 2025	155	40.71	29.74	3.78
June 30, 2026	161	47.75	34.65	3.78
June 30, 2027	167	55.13	39.74	3.78
June 30, 2028	174	62.89	45.02	3.78

	R3
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
June 30, 2019	$ 92	5.00%	4.10%	4.10%
June 30, 2020	100	10.25	8.33	4.06
June 30, 2021	104	15.76	12.72	4.06
June 30, 2022	108	21.55	17.30	4.06
June 30, 2023	113	27.63	22.06	4.06
June 30, 2024	117	34.01	27.02	4.06
June 30, 2025	122	40.71	32.18	4.06
June 30, 2026	127	47.75	37.54	4.06
June 30, 2027	132	55.13	43.13	4.06
June 30, 2028	137	62.89	48.94	4.06

	R4
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
June 30, 2019	$ 66	5.00%	4.35%	4.35%
June 30, 2020	94	10.25	8.65	4.12
June 30, 2021	98	15.76	13.13	4.12
June 30, 2022	102	21.55	17.79	4.12
June 30, 2023	106	27.63	22.64	4.12
June 30, 2024	110	34.01	27.69	4.12
June 30, 2025	115	40.71	32.95	4.12
June 30, 2026	119	47.75	38.43	4.12
June 30, 2027	124	55.13	44.13	4.12
June 30, 2028	129	62.89	50.07	4.12

July 1, 2018  |  185

Additional Fee and Expense Information (continued)

	R5
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
June 30, 2019	$ 51	5.00%	4.50%	4.50%
June 30, 2020	62	10.25	9.12	4.42
June 30, 2021	65	15.76	13.94	4.42
June 30, 2022	68	21.55	18.98	4.42
June 30, 2023	71	27.63	24.24	4.42
June 30, 2024	74	34.01	29.73	4.42
June 30, 2025	77	40.71	35.46	4.42
June 30, 2026	80	47.75	41.45	4.42
June 30, 2027	84	55.13	47.70	4.42
June 30, 2028	88	62.89	54.23	4.42

	R6
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
June 30, 2019	$ 41	5.00%	4.60%	4.60%
June 30, 2020	45	10.25	9.39	4.58
June 30, 2021	47	15.76	14.40	4.58
June 30, 2022	49	21.55	19.64	4.58
June 30, 2023	51	27.63	25.12	4.58
June 30, 2024	54	34.01	30.85	4.58
June 30, 2025	56	40.71	36.84	4.58
June 30, 2026	59	47.75	43.11	4.58
June 30, 2027	61	55.13	49.67	4.58
June 30, 2028	64	62.89	56.52	4.58

JPMorgan Government Bond Fund
	R2
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
June 30, 2019	$ 112	5.00%	3.90%	3.90%
June 30, 2020	131	10.25	7.81	3.76
June 30, 2021	136	15.76	11.86	3.76
June 30, 2022	141	21.55	16.07	3.76
June 30, 2023	147	27.63	20.43	3.76
June 30, 2024	152	34.01	24.96	3.76
June 30, 2025	158	40.71	29.66	3.76
June 30, 2026	164	47.75	34.53	3.76
June 30, 2027	170	55.13	39.59	3.76
June 30, 2028	176	62.89	44.84	3.76

186  |   J.P. Morgan Income Funds

	R3
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
June 30, 2019	$ 87	5.00%	4.15%	4.15%
June 30, 2020	102	10.25	8.36	4.04
June 30, 2021	106	15.76	12.74	4.04
June 30, 2022	110	21.55	17.29	4.04
June 30, 2023	115	27.63	22.03	4.04
June 30, 2024	120	34.01	26.96	4.04
June 30, 2025	124	40.71	32.09	4.04
June 30, 2026	129	47.75	37.42	4.04
June 30, 2027	135	55.13	42.98	4.04
June 30, 2028	140	62.89	48.75	4.04

	R4
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
June 30, 2019	$ 61	5.00%	4.40%	4.40%
June 30, 2020	109	10.25	8.56	3.98
June 30, 2021	113	15.76	12.88	3.98
June 30, 2022	117	21.55	17.37	3.98
June 30, 2023	122	27.63	22.04	3.98
June 30, 2024	127	34.01	26.90	3.98
June 30, 2025	132	40.71	31.95	3.98
June 30, 2026	137	47.75	37.20	3.98
June 30, 2027	143	55.13	42.66	3.98
June 30, 2028	148	62.89	48.34	3.98

	R6
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
June 30, 2019	$ 36	5.00%	4.65%	4.65%
June 30, 2020	46	10.25	9.43	4.57
June 30, 2021	48	15.76	14.43	4.57
June 30, 2022	50	21.55	19.66	4.57
June 30, 2023	53	27.63	25.13	4.57
June 30, 2024	55	34.01	30.85	4.57
June 30, 2025	58	40.71	36.83	4.57
June 30, 2026	60	47.75	43.08	4.57
June 30, 2027	63	55.13	49.62	4.57
June 30, 2028	66	62.89	56.46	4.57

July 1, 2018  |  187

Additional Fee and Expense Information (continued)
JPMorgan High Yield Fund
	R2
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
June 30, 2019	$ 137	5.00%	3.65%	3.65%
June 30, 2020	169	10.25	7.17	3.40
June 30, 2021	174	15.76	10.82	3.40
June 30, 2022	180	21.55	14.59	3.40
June 30, 2023	186	27.63	18.48	3.40
June 30, 2024	193	34.01	22.51	3.40
June 30, 2025	199	40.71	26.68	3.40
June 30, 2026	206	47.75	30.98	3.40
June 30, 2027	213	55.13	35.44	3.40
June 30, 2028	220	62.89	40.04	3.40

	R3
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
June 30, 2019	$ 112	5.00%	3.90%	3.90%
June 30, 2020	132	10.25	7.80	3.75
June 30, 2021	137	15.76	11.84	3.75
June 30, 2022	142	21.55	16.03	3.75
June 30, 2023	148	27.63	20.38	3.75
June 30, 2024	153	34.01	24.90	3.75
June 30, 2025	159	40.71	29.58	3.75
June 30, 2026	165	47.75	34.44	3.75
June 30, 2027	171	55.13	39.48	3.75
June 30, 2028	178	62.89	44.71	3.75

	R4
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
June 30, 2019	$ 87	5.00%	4.15%	4.15%
June 30, 2020	106	10.25	8.32	4.00
June 30, 2021	110	15.76	12.65	4.00
June 30, 2022	115	21.55	17.15	4.00
June 30, 2023	119	27.63	21.84	4.00
June 30, 2024	124	34.01	26.71	4.00
June 30, 2025	129	40.71	31.78	4.00
June 30, 2026	134	47.75	37.05	4.00
June 30, 2027	140	55.13	42.54	4.00
June 30, 2028	145	62.89	48.24	4.00

188  |   J.P. Morgan Income Funds

	R5
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
June 30, 2019	$ 72	5.00%	4.30%	4.30%
June 30, 2020	88	10.25	8.65	4.17
June 30, 2021	92	15.76	13.18	4.17
June 30, 2022	96	21.55	17.90	4.17
June 30, 2023	100	27.63	22.82	4.17
June 30, 2024	104	34.01	27.94	4.17
June 30, 2025	108	40.71	33.27	4.17
June 30, 2026	113	47.75	38.83	4.17
June 30, 2027	118	55.13	44.62	4.17
June 30, 2028	123	62.89	50.65	4.17

	R6
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
June 30, 2019	$ 61	5.00%	4.40%	4.40%
June 30, 2020	77	10.25	8.87	4.28
June 30, 2021	80	15.76	13.53	4.28
June 30, 2022	83	21.55	18.39	4.28
June 30, 2023	87	27.63	23.45	4.28
June 30, 2024	91	34.01	28.74	4.28
June 30, 2025	95	40.71	34.25	4.28
June 30, 2026	99	47.75	39.99	4.28
June 30, 2027	103	55.13	45.99	4.28
June 30, 2028	107	62.89	52.23	4.28

JPMorgan Limited Duration Bond Fund
	R6
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
June 30, 2019	$ 26	5.00%	4.75%	4.75%
June 30, 2020	42	10.25	9.58	4.61
June 30, 2021	44	15.76	14.63	4.61
June 30, 2022	46	21.55	19.92	4.61
June 30, 2023	48	27.63	25.44	4.61
June 30, 2024	50	34.01	31.23	4.61
June 30, 2025	52	40.71	37.28	4.61
June 30, 2026	55	47.75	43.60	4.61
June 30, 2027	57	55.13	50.22	4.61
June 30, 2028	60	62.89	57.15	4.61

July 1, 2018  |  189

Additional Fee and Expense Information (continued)
JPMorgan Mortgage-Backed Securities Fund
	R6
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
June 30, 2019	$ 26	5.00%	4.75%	4.75%
June 30, 2020	50	10.25	9.50	4.53
June 30, 2021	53	15.76	14.46	4.53
June 30, 2022	55	21.55	19.64	4.53
June 30, 2023	58	27.63	25.06	4.53
June 30, 2024	60	34.01	30.73	4.53
June 30, 2025	63	40.71	36.65	4.53
June 30, 2026	66	47.75	42.84	4.53
June 30, 2027	69	55.13	49.31	4.53
June 30, 2028	72	62.89	56.07	4.53

JPMorgan Short Duration Bond Fund
	R6
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
June 30, 2019	$ 31	5.00%	4.70%	4.70%
June 30, 2020	37	10.25	9.57	4.65
June 30, 2021	39	15.76	14.66	4.65
June 30, 2022	41	21.55	20.00	4.65
June 30, 2023	43	27.63	25.58	4.65
June 30, 2024	45	34.01	31.41	4.65
June 30, 2025	47	40.71	37.53	4.65
June 30, 2026	49	47.75	43.92	4.65
June 30, 2027	52	55.13	50.61	4.65
June 30, 2028	54	62.89	57.62	4.65
190  |   J.P. Morgan Income Funds

How to Reach Us
MORE INFORMATION
For investors who want more information on these Funds the following documents are available free upon request:
ANNUAL AND SEMI-ANNUAL REPORTS
Our annual and semi-annual reports contain more information about each Fund’s investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on each Fund’s performance during the last fiscal year.
STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI contains more detailed information about the Funds and their policies. It is incorporated by reference into this prospectus. That means, by law, it is considered to be part of this prospectus.
You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-480-4111 or writing to:
J.P. Morgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528
If you buy shares through a Financial Intermediary, please contact that Financial Intermediary directly for more information. You can also find information online at www.jpmorganfunds.com.
You can write or e-mail the SEC’s Public Reference Room and ask them to mail you information about the Funds, including the SAI. They will charge you a copying fee for this service. You can also visit the Public Reference Room and copy the documents while you are there.
Public Reference Room of the SEC
Washington, DC 20549-1520
1-202-551-8090
E-mail: publicinfo@sec.gov
Reports, a copy of the SAI and other information about the Funds are also available on the EDGAR Database on the SEC’s website at http://www.sec.gov.
Investment Company Act File No. for the Core Bond Fund, the Core Plus Bond Fund, the Government Bond Fund, the Limited Duration Bond Fund, the Short Duration Bond Fund, the Mortgage-Backed Securities Fund, and the High Yield Fund is 811-4236.
Investment Company Act File No. for the Corporate Bond Fund, the Short Duration High Yield Fund, the Emerging Markets Debt Fund, the Strategic Income Opportunities Fund, the Inflation Managed Bond Fund, the Total Return Fund, the Emerging Markets Corporate Debt Fund, the Income Fund and the Unconstrained Debt Fund is 811-21295.

©JPMorgan Chase & Co. 2018. All rights reserved. July 2018.
PR-INCR2R3R4R5R6-718

J.P. MORGAN INCOME FUNDS

JPMorgan Core Bond Fund

(All Share Classes)

(a series of JPMorgan Trust II)

Supplement dated July 1, 2018

to the Prospectuses, Summary Prospectuses and

Statement of Additional Information dated July 1, 2018, as supplemented

Portfolio Manager Change. Peter Simons has announced his intention to leave J.P. Morgan Investment Management Inc. (“JPMIM”), effective June 15, 2019 and will cease acting as a portfolio manager for the JPMorgan Core Bond Fund, effective December 31, 2018. Mr. Simons will continue with his duties until such date.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUSES, SUMMARY PROSPECTUSES AND

STATEMENTS OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

SUP-CB-PM-718

Prospectus
J.P. Morgan Income Funds
Class T Shares
July 1, 2018
JPMorgan Core Bond Fund
Class/Ticker: T/*
* The share class is currently not offered to the public.
The Securities and Exchange Commission has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

JPMorgan Core Bond Fund
Class/Ticker: T/*
What is the goal of the Fund?
The Fund seeks to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.
Fees and Expenses of the Fund
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class T Shares if you invest at least $250,000 in the Fund. More information about these and other discounts is available from your financial intermediary and in “Investing with J.P. Morgan Funds — SALES CHARGES AND FINANCIAL INTERMEDIARY COMPENSATION” on page 13 of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” in Appendix A to Part II of the Statement of Additional Information.
SHAREHOLDER FEES (Fees paid directly from your investment)
Class T
Maximum Sales Charge (Load) Imposed on Purchases % of the Offering Price	2.50%
Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares	NONE
ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Class T
Management Fees	0.30%
Distribution (Rule 12b-1) Fees	0.25
Other Expenses	0.37
Service Fees	0.25
Remainder of Other Expenses[1]	0.12
Acquired Fund Fees and Expenses[1]	0.00
Total Annual Fund Operating Expenses	0.92
Fee Waivers and/or Expense Reimbursements[2]	(0.17)
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[2]	0.75
1	"Remainder of Other Expenses" and "Acquired Fund Fees and Expenses" are based on estimated amounts for the current fiscal year.
2	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 0.75% of the average daily net assets of the Class T Shares. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 6/30/19, at which time the adviser and/or its affiliates will determine whether to renew or revise them.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 6/30/19 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS T SHARES ($)	325	519	730	1,338
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 26% of the average value of its portfolio.
What are the Fund’s main investment strategies?
The Fund is designed to maximize total return by investing in a portfolio of investment grade intermediate- and long-term debt securities. As part of its main investment strategy, the Fund may principally invest in corporate bonds, U.S. treasury obligations including treasury coupon strips and treasury principal strips, and other U.S. government and agency securities, and asset-backed, mortgage-related and mortgage-backed securities. Mortgage-related and mortgage-backed securities may be structured as collateralized mortgage obligations (agency and non-agency), stripped mortgage-backed securities, commercial mortgage-backed securities, mortgage pass-through securities and cash and cash equivalents. These securities may be structured such that payments consist of interest-only (IO), principal-only (PO) or principal and interest.
As a matter of fundamental policy, the Fund will invest at least 80% of its Assets in bonds. For purposes of this policy, “Assets” means net assets plus the amount of borrowings for investment

*	The share class is currently not offered to the public.
July 1, 2018  |  1

JPMorgan Core Bond Fund (continued)
purposes. Generally, such bonds will have intermediate to long maturities. The Fund’s average weighted maturity will ordinarily range between four and 12 years. The Fund may have a longer or shorter average weighted maturity under certain market conditions and the Fund may shorten or lengthen its average weighted maturity if deemed appropriate for temporary defensive purposes. Because of the Fund’s holdings in asset-backed, mortgage-backed and similar securities, the Fund’s average weighted maturity is equivalent to the average weighted maturity of the cash flows in the securities held by the Fund given certain prepayment assumptions (also known as weighted average life).
Securities will be rated investment grade (or the unrated equivalent) at the time of purchase. In addition, all securities will be U.S. dollar-denominated although they may be issued by a foreign corporation or a U.S. affiliate of a foreign corporation or a foreign government or its agencies and instrumentalities. The adviser may invest a significant portion or all of its assets in mortgage-related and mortgage-backed securities in the adviser’s discretion. The Fund expects to invest no more than 10% of its assets in “sub-prime” mortgage-related securities at the time of purchase.
The adviser buys and sells securities and investments for the Fund based on its view of individual securities and market sectors. Taking a long-term approach, the adviser looks for individual fixed income investments that it believes will perform well over market cycles. The adviser is value oriented and makes decisions to purchase and sell individual securities and instruments after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, duration, liquidity, legal provisions and the structure of the transaction.
The Fund’s Main Investment Risks
The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular instruments or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.
The Fund is subject to the main risks noted below, any of which may adversely affect the Fund’s performance and ability to meet its investment objective.
General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issu-
ers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, terrorism, regulatory events and government controls.
Interest Rate Risk. The Fund’s investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may invest in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Given that the Federal Reserve has begun to raise interest rates, the Fund may face a heightened level of interest rate risk.
Credit Risk. The Fund’s investments are subject to the risk that issuers and/or counterparties will fail to make payments when due or default completely. Prices of the Fund’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Fund’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), or the Federal Home Loan Mortgage Corporation (Freddie Mac)). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government-related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government-related organizations may not have the funds to meet their payment obligations in the future.

2  |   J.P. Morgan Income Funds

Asset-Backed, Mortgage-Related and Mortgage-Backed Securities Risk. The Fund may invest in asset-backed, mortgage-related and mortgage-backed securities including so-called “sub-prime” mortgages that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In periods of rising interest rates, the Fund may be subject to extension risk, and may receive principal later than expected. As a result, in periods of rising interest rates, the Fund may exhibit additional volatility. During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, such securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.
Collateralized mortgage obligations (CMOs) and stripped mortgage-backed securities, including those structured as IOs and POs, are more volatile and may be more sensitive to the rate of prepayments than other mortgage-related securities. The risk of default, as described under “Credit Risk”, for “sub-prime” mortgages is generally higher than other types of mortgage-backed securities. The structure of some of these securities may be complex and there may be less available information than other types of debt securities.
Prepayment Risk. The issuer of certain securities may repay principal in advance, especially when yields fall. Changes in the rate at which prepayments occur can affect the return on investment of these securities. When debt obligations are prepaid or when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher coupons, resulting in an unexpected capital loss.
Foreign Issuer Risks. U.S. dollar-denominated securities of foreign issuers or U.S. affiliates of foreign issuers may be subject to additional risks not faced by domestic issuers. These risks include political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, and regulatory issues facing issuers in such foreign countries. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.
Geographic Focus Risk. The Fund may focus its investments in one or more regions or small groups of countries. As a result, the Fund’s performance may be subject to greater volatility than a more geographically diversified fund.
Industry and Sector Focus Risk. At times, the Fund may increase the relative emphasis of its investments in a particular industry or sector. The prices of securities of issuers in a particular industry or sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the Fund increases the relative emphasis of its investments in a particular industry or sector, its shares’ values may fluctuate in response to events affecting that industry or sector.
Transactions Risk. The Fund could experience a loss and its liquidity may be negatively impacted when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices. Similarly, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.
You could lose money investing in the Fund.
The Fund’s Past Performance
This section provides some indication of the risks of investing in the Fund. Because Class T Shares have not yet commenced operation as of the date of this prospectus, the bar chart shows how the performance of the Fund’s Class A Shares (which are not offered in this prospectus) has varied from year to year for the past ten calendar years. The table shows the average annual total returns for the past one year, five years, and ten years. The table compares that performance to the Bloomberg Barclays U.S. Aggregate Index and the Lipper Core Bond Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111. The performance figures in the bar chart do not reflect any deduction for the front-end sales charge, which is assessed on Class A Shares. If the sales charge were reflected, the performance figures would have been lower.
July 1, 2018  |  3

JPMorgan Core Bond Fund (continued)
YEAR-BY-YEAR RETURNS — CLASS A SHARES*
*	The performance of Class T Shares would be substantially similar to the performance of Class A Shares because the Fund is invested in the same group of securities and the annual returns would differ only to the extent that the classes do not have the same expenses.

Best Quarter	3rd quarter, 2009	3.76%
Worst Quarter	4th quarter, 2016	-3.15%
AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2017)
	Past 1 Year	Past 5 Years	Past 10 Years
CLASS A SHARES
Return Before Taxes	-0.36%	1.05%	3.72%
Return After Taxes on Distributions	-1.44	-0.04	2.44
Return After Taxes on Distributions and Sale of Fund Shares	-0.16	0.33	2.37
Bloomberg Barclays U.S. Aggregate Index
(Reflects No Deduction for Fees, Expenses, or Taxes)	3.54	2.10	4.01
Lipper Core Bond Funds Index
(Reflects No Deduction for Taxes)	3.95	2.35	4.16
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Management
J.P. Morgan Investment Management Inc.
Portfolio Manager	Managed Fund Since	Primary Title with Investment Adviser
Barbara Miller	2015	Managing Director
Richard Figuly	2015	Managing Director
Peter Simons	2016	Managing Director
Purchase and Sale of Fund Shares
Purchase minimums
For Class T Shares
To establish an account	$1,000
To add to an account	$50
In general, you may purchase or redeem shares on any business day:
•	Through your Financial Intermediary
Tax Information
The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

4  |   J.P. Morgan Income Funds

More About the Fund
Additional Information About the Fund’s Investment Strategies
The Fund described in this prospectus is managed by J.P. Morgan Investment Management Inc. (JPMIM). The principal types of securities and the main strategies that the Fund currently anticipates using are summarized in its Risk/Return Summary. Except as otherwise indicated, the strategies described below are principal investment strategies of the Fund. Where applicable, the following identifies other strategies that are not anticipated to be main strategies of the Fund but that may become more important to the Fund’s management in the future. The Fund may utilize these investments and strategies to a greater or lesser degree in the future.
The frequency with which the Fund buys and sells securities will vary from year to year, depending on market conditions.
Credit Quality. The Fund limits its investments to investment grade securities or the unrated equivalent. Investment grade securities carry a minimum rating of Baa3, BBB–, or BBB– by Moody’s Investors Service Inc. (Moody’s), Standard & Poor’s Corporation (S&P), or Fitch Ratings (Fitch), respectively, or the equivalent by another nationally recognized statistical rating organization (NRSRO), or are unrated but deemed by the adviser to be of comparable quality.
As indicated in the risk/return summary, the Fund may invest in “sub-prime” mortgage-related securities. “Sub-prime” loans, which have higher interest rates, are made to borrowers with low credit ratings or other factors that increase the risk for default. In generally, these borrowers have impaired or limited credit history.
Average Weighted Maturity. The Fund has a policy with respect to average weighted maturity as described in the risk/ return summary. The Fund may have a longer or shorter average weighted maturity under certain market conditions. In addition, the Fund may shorten or lengthen its average weighted maturity if deemed appropriate for temporary defensive purposes. Average weighted maturity is the average of all the current maturities (that is, the term of the securities of the individual bonds in the Fund calculated so as to count most heavily those securities with the highest dollar value). Average weighted maturity is important to investors as an indication of a Fund’s sensitivity to changes in interest rates.
Usually, the longer the average weighted maturity, the more fluctuation in share price you can expect. Mortgage-related securities are subject to prepayment of principal which can shorten the average weighted maturity of a Fund. Therefore, in the case of a Fund which holds mortgage-backed securities, asset-backed securities and similar types of securities, the average weighted maturity of the Fund is equivalent to its weighted average life. Weighted average life is the average weighted maturity of the cash flows in the securities held by the Fund given certain prepayment assumptions.
For purposes of the Fund’s fundamental policy to invest at least 80% of its Assets in bonds, a “bond” is a debt security with a maturity of 90 days or more at the time of its issuance. Some examples of bonds include securities issued or guaranteed by the U.S. government or its agencies and instrumentalities, a domestic or a foreign corporation or a municipality, securities issued or guaranteed by a foreign government or its agencies and instrumentalities, securities issued or guaranteed by domestic and supranational banks, mortgage-related and mortgage-backed securities, including principal-only and interest-only stripped mortgage-backed securities, collateralized mortgage obligations, asset-backed securities, convertible bonds, stripped government securities and zero-coupon obligations.
The Fund’s average weighted maturity will ordinarily range between four and 12 years. The Fund may have a longer or shorter average weighted maturity under certain market conditions and the Fund may shorten or lengthen its average weighted maturity if deemed appropriate for temporary defensive purposes. Because of the Fund’s holdings in asset-backed, mortgage-backed and similar securities, the Fund’s average weighted maturity is equivalent to the average weighted maturity of the cash flows in the securities held by the Fund given certain prepayment assumptions (also known as weighted average life).
The Fund may invest in bonds and other debt securities that are rated in the lowest investment grade category.
In addition, all securities will be U.S. dollar-denominated although they may be issued by a foreign corporation or a U.S. affiliate of a foreign corporation or a foreign government or its agencies and instrumentalities. The adviser may invest a significant portion or all of its assets in mortgage-related and mortgage-backed securities in the adviser’s discretion. The Fund expects to invest no more than 10% of its assets in “sub-prime” mortgage-related securities at the time of purchase.
The Fund may engage in securities lending. The use of securities lending is not a principal strategy of the Fund.
WHAT IS SECURITIES LENDING?
Securities lending involves the loan of securities to borrowers in exchange for cash collateral which the Fund may reinvest. During the term of the loan, the Fund is entitled to receive amounts equivalent to distributions paid on the loaned securities as well as the return on the cash collateral investments. Upon termination of the loan, the Fund is required to return the cash collateral to the borrower plus an agreed upon rebate. Securities lending is not a principal strategy of the Fund.
The Fund may invest in loan participations and assignments (Loans) although the Fund does not currently use Loans as part of its principal investment strategy.
The Fund has flexibility to invest in derivatives and may use such instruments to manage duration, sector and yield curve exposure, credit and spread volatility and to respond to volatile

July 1, 2018  |  5

More About the Fund (continued)
market conditions. Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may also be used as substitutes for securities in which the Fund can invest. Although the use of derivatives is not a principal strategy of the Fund, the Fund may use futures contracts, options, and swaps from time to time to hedge various investments, for risk management purposes and/or to increase income or gain to the Fund.
Please note that the Fund also may use strategies that are not described in this section, but which are described in the “Investment Practices” section later in the prospectus and in the Statement of Additional Information.
FUNDAMENTAL POLICIES
A Fund’s investment strategy may involve “fundamental policies.” A policy is fundamental if it cannot be changed without the consent of a majority of the outstanding shares of the Fund. The investment objective for the Fund is fundamental. Any other fundamental policies are specifically identified as such in the prospectus and the Statement of Additional Information.
Investment Risks
There can be no assurance that the Fund will achieve its investment objectives.
The main risks associated with investing in the Fund is summarized in “Risk/Return Summary” at the front of this prospectus. More detailed descriptions of the main risks and additional risks of the Fund are described below.
The following risks are principal risks of the Fund, which utilizes the types of investments and/or strategies to which such risks relate as a principal investment strategy, except as otherwise indicated. The principal investment strategies of the Fund are identified in the Risk/Return Summary.
MAIN RISKS
General Market Risk. Economies and financial markets through the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to general securities in financial markets, a particular financial market or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, terrorism, regulatory events and government controls.
Interest Rate Risk. The Fund invests in debt securities that increase or decrease in value based on changes in interest rates. If rates increase, the value of these investments generally declines. On the other hand, if rates fall, the value of these investments generally increases. Your investment will decline in value if the value of these investments decreases. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. Usually, the changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment. The Fund may invest in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly or as much as general interest rates. Many factors can cause interest rates to rise. Some examples include central bank monetary policy, rising inflation rates and general economic conditions. Given that the Federal Reserve has begun to raise interest rates, the Fund may face a heightened level of interest rate risk.
Credit Risk. There is a risk that issuers and/or counterparties will not make payments on securities, repurchase agreements or other investments held by a Fund. Such defaults could result in losses to a Fund. In addition, the credit quality of securities held by a Fund may be lowered if an issuer’s or counterparty’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of a Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security. The Fund may invest in securities that are rated in the lowest investment grade category. Such securities also are considered to have speculative characteristics similar to high yield securities, and issuers or counterparties of such securities are more vulnerable to changes in economic conditions than issuers or counterparties of higher grade securities. Prices of the Fund’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Fund’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
Asset-Backed, Mortgage-Related and Mortgage-Backed Securities Risk. Asset-backed, mortgage-related and mortgage-backed securities are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Additionally, during such periods and also under normal conditions, these securities are also subject to prepayment and call risk. Gains and losses associated with prepayments will increase or decrease a fund’s yield and the income available for distribution by a Fund. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e.,

6  |   J.P. Morgan Income Funds

premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In periods of declining interest rates, a Fund may be subject to extension risk, and may receive principal later than expected. In periods of rising interest rates, a Fund may exhibit additional volatility. Some of these securities may receive little or no collateral protection from the underlying assets and are thus subject to the risk of default described under “Credit Risk”. The risk of such defaults is generally higher in the case of mortgage-backed investments that include so-called “sub-prime” mortgages. The structure of some of these securities may be complex and there may be less available information than other types of debt securities.
The Fund may invest in CMOs. CMOs are issued in multiple classes, and each class may have its own interest rate and/or final payment date. A class with an earlier final payment date may have certain preferences in receiving principal payments or earning interest. As a result, the value of some classes in which a Fund invests may be more volatile and may be subject to higher risk of non-payment.
The values of IO and PO mortgage-backed securities are more volatile than other types of mortgage-related securities. They are very sensitive not only to changes in interest rates, but also to the rate of prepayments. A rapid or unexpected increase in prepayments can significantly depress the price of interest-only securities, while a rapid or unexpected decrease could have the same effect on principal-only securities. In addition, because there may be a drop in trading volume, an inability to find a ready buyer, or the imposition of legal restrictions on the resale of securities, these instruments may be illiquid.
Prepayment Risk. The issuer of certain securities may repay principal in advance, especially when yields fall. Changes in the rate at which prepayments occur can affect the return on investment of these securities. When debt obligations are prepaid or when securities are called, a Fund may have to reinvest in securities with a lower yield. A Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher coupons, resulting in an unexpected capital loss.
Foreign Issuer Risks. U.S. dollar-denominated securities of foreign issuers or U.S. affiliates of foreign issuers may be subject to additional risks not faced by domestic issuers. These risks include political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, and regulatory issues facing issuers in such foreign countries. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.
Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by Ginnie Mae, Fannie Mae, or Freddie Mac). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securi-
ties, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to a Fund. Securities issued or guaranteed by U.S. government-related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government-related organizations may not have the funds to meet their payment obligations in the future. U.S. government securities include zero-coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.
Industry and Sector Focus Risk. At times, the Fund may increase the relative emphasis of its investments in a particular industry or sector. The prices of securities of issuers in a particular industry or sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that a Fund increases the relative emphasis of its investments in a particular industry or sector, its shares’ values may fluctuate in response to events affecting that industry or sector.
Transactions and Liquidity Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders, and its liquidity may be negatively impacted. The risk of loss increases if the redemption requests are large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities a Fund wishes to, or is required to, sell are illiquid. A Fund may be unable to sell illiquid securities at its desired time or price. Illiquidity can be caused by a drop in overall market trading volume, an inability to find a ready buyer, or legal restrictions on the securities’ resale. Other market participants may be attempting to sell debt securities at the same time as a Fund, causing downward pricing pressure and contributing to illiquidity. The capacity for bond dealers to engage in trading or “make a market” in debt securities has not kept pace with the growth of bond markets. This could potentially lead to decreased liquidity and increased volatility in the debt markets. Liquidity and valuation risk may be magnified in a rising interest rate environment, when credit quality is deteriorating or in other circumstances where investor redemptions from fixed income mutual funds may be higher than normal. Certain securities that were liquid when purchased may later become illiquid, particularly in times of overall economic distress. Similarly, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position
July 1, 2018  |  7

More About the Fund (continued)
than it ordinarily would. Large redemptions also could accelerate the realization of capital gains, increase a Fund’s transaction costs and impact a Fund’s performance.
Additional Risks
Zero-Coupon, Pay-In-Kind and Deferred Payment Securities Risk. The market value of a zero-coupon, pay-in-kind or deferred payment security is generally more volatile than the market value of, and is more sensitive to changes in interest rates and credit quality than, other fixed income securities with similar maturities and credit quality that pay interest periodically. In addition, federal income tax law requires that the holder of a zero-coupon security accrue a portion of the discount at which the security was purchased as taxable income each year even though the holder receives no interest payments on the note during the year. A Fund must distribute substantially all of its net income (including non-cash income attributable to zero-coupon securities) to its share holders each year to maintain its status as a regulated investment company and to eliminate tax at the Fund level. Accordingly, such accrued discount must be taken into account in determining the amount of taxable distributions to shareholders. A Fund may consequently have to dispose of portfolio securities under disadvantageous circumstances to generate cash to satisfy such distribution requirements. These actions may reduce the assets to which a Fund’s expenses could otherwise be allocated and may reduce a Fund’s rate of return.
In addition, (1) the higher yields and interest rates on certain pay-in-kind securities (PIK) reflect the payment deferral and increased credit risk associated with such instruments and such investments may represent a significantly higher credit risk than coupon loans; (2) PIK securities may have higher price volatility because their continuing accruals require continuing judgments about the collectability of the deferred payments and the value of any associated collateral; (3) PIK interest has the effect of generating investment income; and (4) the deferral of PIK interest may also reduce the loan-to-value ratio at a compounding rate.
Inflation-Linked and Inflation-Protected Security Risk. Inflation-linked debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of an inflation-linked security tends to decrease when real interest rates increase and can increase when real interest rates decrease. Interest payments on inflation-linked securities are unpredictable and will fluctuate as the principal and interest are adjusted for inflation. Any increase in the principal amount of an inflation-linked debt security will be considered taxable ordinary income, even though the Fund will not receive the principal until maturity.
There can also be no assurance that the inflation index used will accurately measure the real rate of inflation in the prices of goods and services. A Fund’s investments in inflation-linked securities may lose value in the event that the actual rate of inflation is different than the rate of the inflation index. In addition, inflation-linked securities are subject to the risk that the CPI-U or other relevant pricing index may be discontinued, fundamentally altered in a manner materially adverse to the interests of an investor in the securities, altered by legislation or Executive Order in a materially adverse manner to the interests of an investor in the securities or substituted with an alternative index.
Currency Risk. Changes in foreign currency exchange rates will affect the value of the Fund’s securities and the price of the Fund’s shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth less in U.S. dollars. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets, may be riskier than other types of investments and may increase the volatility of a Fund. A Fund may engage in various strategies to hedge against currency risk. These strategies may consist of use of forward currency contracts including non-deliverable forward contracts and foreign currency futures contracts. To the extent a Fund enters into such transactions in markets other than in the United States, a Fund may be subject to certain currency, settlement, liquidity, trading and other risks similar to those described in this prospectus with respect to a Fund’s investments in foreign securities. There can be no assurance that a Fund’s hedging activities will be effective, and a Fund will incur costs in connection with the hedging. Currency hedging may limit a Fund’s return if the relative values of currencies change. Furthermore, a Fund may only engage in hedging activities from time to time and may not necessarily be engaging in hedging activities when movements in currency exchange rates occur.
Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves counterparty risk, including the risk that the loaned securities may not be returned or returned in a timely manner and/or a loss of rights in the collateral if the borrower or the lending agent defaults. This risk is increased when the Fund’s loans are concentrated with a single or limited number of borrowers. In addition, the Fund bears the risk of loss in connection with its investments of the cash collateral it receives from the borrower. To the extent that the value or return of the Fund’s investments of the cash collateral declines below the amount owed to a borrower, the Fund may incur losses that exceed the amount it earned on lending the security. In situations where the adviser does not believe that it is prudent to sell the cash collateral investments in the market, the Fund may borrow money to repay the borrower the amount of cash collateral owed to the borrower upon return of the loaned securities. This will result in financial leverage, which

8  |   J.P. Morgan Income Funds

may cause the Fund to be more volatile because financial leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.
Inverse Floater Risk. Inverse floaters and inverse IOs are debt securities structured with interest rates that reset in the opposite direction from the market rate to which the security is indexed. Generally, interest rates on these securities vary inversely with a short-term floating rate (which may be reset periodically). They are more volatile and more sensitive to interest rate changes than other types of debt securities.
Interest rates on inverse floaters and inverse IOs will decrease when the rate to which they are indexed increases, and will increase when the rate to which they are indexed decreases. In response to changes in market interest rates or other market conditions, the value of an inverse floater or inverse IO may increase or decrease at a multiple of the increase or decrease in the value of the underlying securities. If interest rates move in a manner not anticipated by the adviser, a Fund could lose all or substantially all of its investment in inverse IOs.
Loan Risk. The Fund may invest in Loans that are investment grade. Loans are subject to a risk of default in the payment of principal and interest as well as the other risks described under “Interest Rate Risk” and “Credit Risk.” No active trading market may exist for some of the Loans and certain Loans may be subject to restrictions on resale. The inability to dispose of Loans in a timely fashion could result in losses to the Fund. Typically, Loans are not registered securities and are not listed on any national securities exchange. Consequently, there may be less public information available about the Fund’s investments and the market for certain Loans may be subject to irregular trading activity, wide bid/ask spreads and extended settlement periods. As a result, the Fund may be more dependent upon the analytical ability of its adviser.
When the Fund acquires a loan participation, the Fund typically enters into a contractual relationship with the lender or third party selling such participations, but not the borrower. As a result, the Fund assumes the credit risk of the seller of the loan participation and any other parties interpositioned between the Fund and the borrower. The Fund may not benefit directly from the collateral supporting the load in which it has purchased the loan participations or assignments.
Derivatives Risk. The Fund may use derivatives in connection with their investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Derivatives are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives may not be successful, resulting in losses to the Fund, and the cost of such strategies may reduce the Fund’s returns. Derivatives expose a Fund to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligations, (and includes credit risk associated with the counterparty). Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk. In addition, the Fund may use derivatives for non-hedging purposes, which increases the Fund’s potential for loss.
Certain of the Fund’s transactions in futures, swaps, foreign currency derivatives and other derivatives could also affect the amount, timing and character of distributions to shareholders which may result in a Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns. Derivatives may not perform as expected, so a Fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. In addition, given their complexity, derivatives expose a Fund to risks of mispricing or improper valuations.
The possible lack of a liquid secondary market for derivatives and the resulting inability of a Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately. Investing in derivatives and engaging in short sales will result in a form of leverage. Leverage involves special risks. The Fund may be more volatile than if the Fund had not been leveraged because leverage tends to exaggerate any effect of the value of the Fund’s portfolio securities. The Fund cannot assure you that the use of leverage will result in a higher return on your investment, and using leverage could result in a net loss on your investment. Registered investment companies such as the Fund are limited in their ability to engage in derivative transactions and are required to identify and earmark assets to provide asset coverage for derivative transactions.
In addition to the risks associated with derivatives in general, the Fund will also be subject to risks related to swap agreements. Because swap agreements are not exchange-traded, but are private contracts into which the Fund and a swap counterparty enter as principals, the Fund may experience a loss or delay in recovering assets if the counterparty defaults on its obligations. The Fund will segregate or earmark liquid assets at its custodian bank in an amount sufficient to cover its obligations under swap agreements.
WHAT IS A DERIVATIVE?
Derivatives are securities or contracts (for example, futures and options) that derive their value from the performance of underlying assets or securities.
Volcker Rule Risk. Pursuant to section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act and certain rules promulgated thereunder known as the Volcker Rule, if the adviser and/or its affiliates own 25% or more of the outstanding
July 1, 2018  |  9

More About the Fund (continued)
ownership interests of a Fund after the permitted seeding period from the implementation of a Fund’s investment strategy, a Fund could be subject to restrictions on trading that would adversely impact a Fund’s ability to execute its investment strategy. Generally, the permitted seeding period is three years from the implementation of a Fund’s investment strategy. As a result, the adviser and/or its affiliates may be required to reduce their ownership interests in a Fund at a time that is sooner than would otherwise be desirable, which may result in a Fund’s liquidation or, if a Fund is able to continue operating, may result in losses, increased transaction costs and adverse tax consequences as a result of the sale of portfolio securities.
Conflicts of Interest
An investment in a Fund is subject to a number of actual or potential conflicts of interest. For example, the Adviser and/or its affiliates provide a variety of different services to a Fund, for which the Fund compensates them. As a result, the Adviser and/or its affiliates have an incentive to enter into arrangements with a Fund, and face conflicts of interest when balancing that incentive against the best interests of a Fund. The Adviser and/or its affiliates also face conflicts of interest in their service as investment adviser to other clients, and, from time to time, make investment decisions that differ from and/or negatively impact those made by the Adviser on behalf of a Fund. In addition, affiliates of the Adviser provide a broad range of services and products to their clients and are major participants in the global currency, equity, commodity, fixed-income and other markets in which a Fund invests or will invest. In certain circumstances by providing services and products to their clients, these affiliates’ activities will disadvantage or restrict the Fund and/or benefit these affiliates. The Adviser may also acquire material non-public information which would negatively affect the Adviser’s ability to transact in securities for a Fund. JPMorgan and the Fund have adopted policies and procedures reasonably designed to appropriately prevent, limit or mitigate conflicts of interest. In addition, many of the activities that create these conflicts of interest are limited and/or prohibited by law, unless an exception is available. For more information about conflicts of interest, see the Potential Conflicts of Interest section in the SAI.
Temporary Defensive and Cash Positions
For liquidity and to respond to unusual market conditions, the Fund may invest all or most of its total assets in cash and cash equivalents for temporary defensive purposes. In addition, the Fund may invest in cash and cash equivalents as a principal investment strategy. These investments may result in a lower yield than lower-quality or longer-term investments, and, in the case of a Fund that are using such investments for temporary defensive purposes, prevent the Funds from meeting its investment objectives.
WHAT IS A CASH EQUIVALENT?
Cash equivalents are highly liquid, high-quality instruments with maturities of three months or less on the date they are purchased. They include securities issued by the U.S. government, its agencies and instrumentalities, repurchase agreements, certificates of deposit, bankers’ acceptances, commercial paper, money market mutual funds and bank deposit accounts.
While the Fund is engaged in a temporary defensive position, it may not meet its investment objectives. These investments may be inconsistent with a Fund’s main investment strategies. Therefore, the Fund will pursue a temporary defensive position only when market conditions warrant.
Additional Fee Waiver and/or Expense Reimbursement
Service providers to the Fund may, from time to time, voluntarily waive all or a portion of any fees to which they are entitled and/or reimburse certain expenses as they may determine from time to time. The Fund’s service providers may discontinue or modify these voluntary actions at any time without notice. Performance for the Fund reflects the voluntary waiver of fees and/or the reimbursement of expenses, if any. Without these voluntary waivers and/or expense reimbursements, performance would have been less favorable.

10  |   J.P. Morgan Income Funds

The Fund’s Management and Administration
The Core Bond Fund is a series of JPMorgan Trust II (JPMT II or the Trust), a Delaware statutory trust.
The trustees of the Trust are responsible for overseeing all business activities of their respective Funds.
The Fund operates in a multiple class structure. A multiple class fund is an open-end investment company that issues two or more classes of shares representing interests in the same investment portfolio.
Each class in a multiple class fund can set its own transaction minimums and may vary with respect to expenses for distribution, administration and shareholder services. This means that one class could offer access to a Fund on different terms than another class. Certain classes may be more appropriate for a particular investor.
The Fund may issue other classes of shares that have different expense levels and performance and different requirements for who may invest. Call 1-800-480-4111 to obtain more information concerning all of the Fund’s other share classes. A Financial Intermediary who receives compensation for selling Fund shares may receive a different amount of compensation for sales of different classes of shares.
The Fund’s Investment Adviser
J.P. Morgan Investment Management Inc. (JPMIM) acts as investment adviser to the Fund and makes day-to-day investment decisions for the Fund.
JPMIM is a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. (JPMorgan Chase), a bank holding company. JPMIM is located at 270 Park Avenue, New York, NY 10017.
During the most recent fiscal year ended 2/28/18, JPMIM was paid a management fee (net of waivers), as shown below (for the time period indicated), as a percentage of average daily net assets:
Core Bond Fund	0.27%
A discussion of the basis the Board of Trustees of the Trust used in reapproving the investment advisory agreement for the Fund is available in the semi-annual report for the period ended August 31.
The Portfolio Managers
The lead portfolio managers who are primarily responsible for the day-to-day management of the Fund are listed below. As part of that responsibility, the portfolio managers establish and monitor the overall duration, yield curve, and sector allocation strategies for the Fund. The portfolio managers are assisted by research teams who provide individual security and sector recommendations regarding their area of focus, while the portfolio managers select and allocate individual securities in a manner designed to meet the investment objective of the Fund.
Barbara Miller, Managing Director, is the lead portfolio manager responsible for the day-to-day management of the Fund. An employee of JPMIM or predecessor firms since 1994 and portfolio manager for the Fund since September 2015, Ms. Miller is currently the head of the U.S. Value Driven Platform within JPMIM’s Global Fixed Income, Currency & Commodities Group (GFICC). She also has served as the manager and a senior portfolio manager for the Fixed Income Mid Institutional Taxable Group since 2007 which provides individually managed fixed income investments for fully discretionary, institutional accounts and personal investment management accounts. Richard Figuly, Managing Director, became part of the team responsible for management of the Fund in September 2015. An employee of JPMIM or predecessor firms since 1993, Mr. Figuly is a member of the GFICC group and a portfolio manager for the U.S. Value Driven team and is responsible for managing certain J.P. Morgan Funds and institutional taxable bond portfolios. Peter Simons, Managing Director and CFA charterholder, has been a portfolio manager of the Fund since November 2016. An employee of JPMIM or predecessor firms since 2001, Mr. Simons is a member of the GFICC group and a portfolio manager for the U.S. Value Driven team responsible for managing taxable bond portfolios for institutional clients.
The Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund.
The Fund’s Administrator
JPMIM (the Administrator) provides administrative services and oversees the Fund’s other service providers. The Administrator receives a pro-rata portion of the following annual fee on behalf of each Fund for administrative services: 0.15% of the first $25 billion of average daily net assets of all Funds (excluding certain funds of funds and money market funds) in the J.P. Morgan Funds Complex plus 0.075% of average daily net assets of such Funds over $25 billion.
The Fund’s Shareholder Servicing Agent
The Trust, on behalf of the Fund, has entered into a shareholder servicing agreement with JPMorgan Distribution Services, Inc. (JPMDS) under which JPMDS has agreed to provide certain support services to the Fund’s shareholders. For performing these services, JPMDS, as shareholder servicing agent, receives an annual fee of 0.25% of the average daily net assets of the Class T Shares of the Fund. JPMDS may enter into service agreements with Financial Intermediaries under which it will pay all or a portion of the 0. annual fee to such Financial Intermediaries for performing shareholder and administrative services.
The Fund’s Distributor
JPMDS (the Distributor) is the distributor for the Fund. The Distributor is an affiliate of JPMIM.

July 1, 2018  |  11

The Fund’s Management and Administration (continued)
Additional Compensation to Financial Intermediaries
JPMIM, JPMDS and, from time to time, other affiliates of JPMorgan Chase may also, at their own expense and out of their own legitimate profits, provide additional cash payments to Financial Intermediaries whose customers invest in shares of the J.P. Morgan Funds. For this purpose, Financial Intermediaries include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase, that have entered into agreements with JPMDS. These additional cash payments are payments over and above any sales charges (including Rule 12b-1 fees), service fees (sub-transfer agency and/or networking fees) that are paid to such Financial Intermediaries, as described elsewhere in this prospectus. These additional cash payments are generally made to Financial Intermediaries that provide shareholder, sub-transfer agency or administrative services or marketing sup-
port. Marketing support may include access to sales meetings, sales representatives and Financial Intermediary management representatives, inclusion of the J.P. Morgan Funds on a sales list, including a preferred or select sales list, or other sales programs and/or for training and educating a Financial Intermediary’s employees. These additional cash payments also may be made as an expense reimbursement in cases where the Financial Intermediary provides shareholder services to J.P. Morgan Fund shareholders. JPMIM and JPMDS may also pay cash compensation in the form of finders’ fees that vary depending on the J.P. Morgan Fund and the dollar amount of shares sold. Such additional compensation may provide such Financial Intermediaries with an incentive to favor sales of shares of the J.P. Morgan Funds over other investment options they make available to their customers. See the Statement of Additional Information for more information.

12  |   J.P. Morgan Income Funds

Investing with J.P. Morgan Funds
Choosing A Share Class
Each share class represents an investment in the same portfolio of securities, but each has different availability and eligibility criteria, sales charges, expenses, dividends and distributions.
Please read this prospectus carefully, and then select the share class most appropriate for you and decide how much you want to invest. The Fund may offer other classes of shares not included in this prospectus that have different expense levels, performance and eligibility requirements from the share classes offered in this prospectus. Call 1-800-480-4111 to obtain more information concerning these or other share classes. A Financial Intermediary may receive different compensation based on the share class sold.

Shares of the Fund have not been registered for sale outside of the United States. This prospectus is not intended for distribution to prospective investors outside of the United States. The Fund generally does not market or sell shares to investors domiciled outside of the United States, even, with regard to individuals, if they are citizens or lawful permanent residents of the United States.
Class T
Eligibility [1,2]	Limited to certain investors, including: • Purchases through your Financial Intermediary including affiliates of JPMorgan Chase & Co. (JPMorgan Chase).
Minimum Investment[1,3]	$1,000 for the Fund or $50, if establishing a monthly $50 Systematic Investment Plan[4]
Minimum Subsequent Investments[3]	$50
Systematic Investment Plan	Yes
Systematic Redemption Plan	Yes
Front-End Sales Charge (refer to Sales Charges and Financial Intermediary Compensation Section for more details)	Up to 2.50% (reduced for large purchases).
Contingent Deferred Sales Charge (CDSC) (refer to Sales Charges and Financial Intermediary Compensation Section for more details)	None
Distribution (12b-1) Fee	0.25% of the average daily net assets.
Shareholder Service Fee	0.25% of the average daily net assets.
Redemption Fee	None
Advantages	If you are eligible to have the sales charge reduced or you have a long-term investment horizon, these shares have lower distribution fees over a longer term investment horizon.
Disadvantages	A front-end sales charge is generally assessed, diminishing the number of shares owned.

[1]	Financial Intermediaries or other organizations making the Funds available to their clients or customers may impose minimums which may be different from the requirements.
[2]	Effective 4/3/17, new Group Retirement Plans (please see Glossary for definition) are no longer eligible to purchase Class T Shares.
[3]	Please see “MINIMUM ACCOUNT BALANCE” for more information about minimum balance requirements.
[4]	You are eligible for the lower $50 initial investment as long as you agree to make regular monthly investments of at least $50 until you reach the required $1,000 investment amount. Once the required amount is reached, you must maintain the minimum $1,000 investment in the Fund.
Sales Charges and Financial Intermediary Compensation
The following section describes the various sales charges and other fees that you will pay if you purchase shares of the Fund. In addition, it describes the types of compensation paid to Financial Intermediaries for the sale of Fund shares and related services. The Distributor reserves the right to change sales charges and commissions at any time.
To obtain information regarding sales charges and the reduction, and elimination or waiver of sales charges on Class T Shares of the Fund, see below, visit www.jpmorganfunds.com or call 1-800-480-4111. You may also contact your Financial Intermediary about the reduction, elimination or waiver of sales charges.
July 1, 2018  |  13

Investing with J.P. Morgan Funds (continued)
Class T Shares
The public offering price of Class T Shares of each Fund is the net asset value (NAV) per share plus the applicable sales charge, unless you qualify for a waiver of the sales charge. The sales charge is allocated between your Financial Intermediary and the Distributor as shown in the tables below, except if the Distributor, in its discretion, re-allows the entire amount to your Financial Intermediary. In those instances in which the entire amount is re-allowed, such Financial Intermediaries may be deemed to be underwriters under the Securities Act of 1933.
The table below shows the front-end sales charge you would pay at different levels of investment and the commission paid to Financial Intermediaries. Purchases at certain dollar levels, known as “breakpoints,” allow for a reduction in the front-end sales charge.
Class T Shares Amount of Investment	Sales Charge as a % of Offering Price	Sales Charge as a % of your Investment[1]	Commission as a % of Offering Price[2]
Less than $249,999	2.50	2.56	2.50
$250,000-$499,999	2.00	2.04	2.00
$500,000-$999,999	1.50	1.52	1.50
$1,000,000 or more	1.00	1.01	1.00
[1]	The actual sales charge you pay may differ slightly from the rates disclosed above due to rounding calculations.
[2]	The sales charge is allocated between your Financial Intermediary and the Distributor. The Distributor, at its discretion, may re-allow the entire sales charge to your Financial Intermediary; in those instances such Financial Intermediaries may be deemed to be underwriters under the Securities Act of 1933.
Reducing Your Class T Sales Charges
Rights of Accumulation and Letter of Intent privileges are not available for you to reduce the front-end sales charge you pay on Class T Shares. The front-end sales charge applies to each individual transaction in the Fund.
Waiver of the Class T Sales Charge
No sales charge is imposed on Class T Shares of the Funds if the shares were:
1.	Bought with the reinvestment of dividends and capital gains distributions.
2.	Bought in connection with a conversion from Class A or Class C shares of the Fund.
3.	Bought in connection with plans of reorganization of a J.P. Morgan Fund, such as mergers, asset acquisitions and exchange offers to which a Fund is a party.
To determine if you qualify for a sales charge waiver, call 1-800-480-4111 or contact your Financial Intermediary. These waivers may not continue indefinitely and may be discontinued at any time without notice.
Contingent Deferred Sales Charge (CDSC)
Redemptions of Class T Shares are not subject to a CDSC.
Repurchase Rights
Class T Shares of the Fund will not offer Repurchase Rights.
Rule 12b–1 Fees
The Fund described in this prospectus has adopted a Distribution Plan under Rule 12b-1 with respect to Class T Shares that allows it to pay distribution fees for the sale and distribution of those shares of the Fund. These fees are called “Rule 12b-1 fees.” Rule 12b-1 fees are paid by the Fund to the Distributor as compensation for its services and expenses in connection with the sale and distribution of Fund shares. The Distributor in turn pays all or part of these Rule 12b-1 fees to Financial Intermediaries that have agreements with the Distributor to sell shares of the Fund. The Distributor may pay Rule 12b-1 fees to its affiliates. Payments are not tied to actual expenses incurred.
The Rule 12b-1 fees (based on average daily net assets of the share class) vary by share class as follows:
14  |   J.P. Morgan Income Funds

Class	Rule 12b-1 Fee
Class T	0.25%
Because Rule 12b-1 fees are paid out of Fund assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.
Networking and Sub-Transfer Agency Fees
J.P. Morgan Funds have entered into agreements directly with Financial Intermediaries pursuant to which the Funds will pay the Financial Intermediary for services such as networking or sub-transfer agency (collectively, the “Sub-TA Agreements”). Sub-TA Agreement payments are generally based on either (1) a percentage of the average daily net assets of clients serviced by such Financial Intermediary up to a set maximum dollar amount per shareholder account serviced, or (2) a per account fee based on the number of accounts serviced by such Financial Intermediary. Sub-TA Agreement payments are in addition to, rather than in lieu of, Rule 12b-1 fees the Financial Intermediary may also be receiving pursuant to agreements with the Distributor for classes with Rule 12b-1 fees. From time to time, JPMIM or its affiliates may pay a portion of the fees for networking or sub-transfer agency at its or their own expense and out of its or their legitimate profits.
Effective April 3, 2017, the J.P. Morgan Funds ceased making direct payments to financial intermediaries for any applicable sub-transfer agency services. After this date, payments to financial intermediaries for sub-transfer agency services will be made by the Distributor, as shareholder servicing agent, from the shareholder service fee (to be known as the “service fee”). From time to time, JPMIM or its affiliates may pay a portion of the sub-transfer agency fees at its or their own expense and out of its or their legitimate profits.
Service Fees
The Distributor, as shareholder servicing agent, receives an annual fee of up to the following fee (based on the average daily net assets of each class of a Fund).
Class	Service Fee
Class T	0.25%
The Distributor may enter into service agreements with Financial Intermediaries under which it will pay all or a portion of that fee to such Financial Intermediaries for performing shareholder and administrative services.
Purchasing Fund Shares
You may purchase shares through your Financial Intermediary.
Purchase and redemption orders will be accepted only on days that J.P. Morgan Funds are open for business. The Funds are open for business on each day the NYSE is open for trading. The NYSE is closed for trading on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. A purchase or redemption order received by a Fund prior to the close of regular trading on the NYSE (normally 4:00 p.m. ET) (“Fund Close”), on a day the Funds are open for business, will be effected at that day’s NAV. The Funds will not treat an intraday unscheduled disruption or closure in NYSE trading as a closure of the NYSE and will calculate NAV as of 4:00 p.m., ET if the particular disruption or closure directly affects only the NYSE. An order received after the Fund Close will generally be effected at the NAV determined on the next business day. However, orders received by Financial Intermediaries on a business day prior to the Fund Close and communicated to the Funds prior to such time as agreed upon by the Funds and the Financial Intermediary will be effected at the NAV determined on the business day the order was received by the Financial Intermediary.
A purchase order must be supported by all appropriate documentation and information in the proper form. The Fund may refuse to honor incomplete purchase orders.
Share ownership is electronically recorded; therefore, no certificate will be issued. A shareholder who purchases shares of a Fund that accrues dividends daily will not accrue a dividend on the day of the purchase.
You should contact your investment representative for their requirements and procedures to purchase shares. If a Financial Intermediary holds your shares, it is the responsibility of the Financial Intermediary to send your purchase order to the Fund. Your Financial Intermediary may have an earlier cut-off time for purchase orders.
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Investing with J.P. Morgan Funds (continued)
Additional Information Regarding Purchases
Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open an account, we will ask for your name, residential or business street address, date of birth (for an individual), and other information that will allow us to identify you, including your social security number, tax identification number or other identifying number. The Funds cannot waive these requirements. The Funds are required by law to reject your Account Application if the required identifying information is not provided.
We will attempt to collect any missing information required on the Account Application by contacting either you or your Financial Intermediary. If we cannot obtain this information within the established time frame, your Account Application will be rejected. Amounts received prior to receipt of the required information will be held un-invested and will be returned to you without interest if your Account Application is rejected. If the required information is obtained, your investment will be accepted and you will pay the NAV per share next calculated after all of the required information is received, plus any applicable sales charge.
Once we have received all of the required information, federal law requires us to verify your identity. After an account is opened, we may restrict your ability to purchase additional shares until your identity is verified. If we are unable to verify your identity within a reasonable time, the Funds reserve the right to close your account at the current day’s NAV per share. If your account is closed for this reason, your shares will be redeemed at the NAV per share next calculated after the account is closed, less any applicable fees. In addition, you will not be entitled to recoup any sales charges paid to a Fund in connection with your purchase of Fund shares.
Your Financial Intermediary may be responsible for complying with these requirements.
Purchases by wire may be canceled if J.P. Morgan Funds Services does not receive payment by 4:00 p.m. ET on the settlement date. You will be responsible for any expenses and/or losses to the Fund.
Exchanging Fund Shares
Class T Shares have limited exchange privileges. Before making an exchange request, you should read the prospectus of the J.P. Morgan Fund whose shares you would like to purchase by exchange. You can obtain a prospectus for any J.P. Morgan Fund by contacting your Financial Intermediary, by visiting www.jpmorganfunds.com, or by calling 1-800-480-4111.
EXCHANGE PRIVILEGES
Class T Shares of a Fund may be exchanged for:
• Another share class of the same Fund if you are eligible to purchase that class.
Financial Intermediaries may impose restrictions on exchanges or may not make exchanges available at all. Please contact a representative of your financial intermediary for further information.
In general, the same rules and procedures that apply to redemptions and purchases apply to exchanges:
•	All exchanges are subject to meeting any investment minimum or eligibility requirements.
•	The J.P. Morgan Funds will provide 60 days’ written notice of any termination of or material change to your exchange privilege.
•	All exchanges are based upon the net asset value that is next calculated after the Fund receives your order.
•	In order for an exchange to take place on the date that the order is submitted, the order must be received prior to the close of the Fund, otherwise, the exchange will occur on the following business day on which the Fund is open.
•	A shareholder that exchanges into shares of a Fund that accrues dividends daily, including a money market fund, will not accrue a dividend on the day of the exchange. A shareholder that exchanges out of shares of a Fund that accrues a daily dividend will accrue a dividend on the day of the exchange.
•	The exchange privilege is not intended as a way for you to speculate on short-term movements in the market. Therefore, to prevent disruptions in the management of J.P. Morgan Funds, certain J.P. Morgan Funds limit excessive exchange activity as described in the “Frequent Trading Policy” section. Your exchange privilege will be limited or revoked if the exchange activity is considered excessive. In addition, any J.P. Morgan Fund may reject any exchange request for any reason, including if it is not in the best interests of the Fund and/or its shareholders to accept the exchange.
Tax Consequences on Exchanges
Generally, an exchange between J.P. Morgan Funds is considered a sale and generally results in a capital gain or loss for federal income tax purposes. An exchange between classes of shares of the same Fund is generally not taxable for federal income tax purposes. You should talk to your tax advisor before making an exchange.
16  |  J.P. Morgan Income Funds

Redeeming Fund Shares
If you sell shares through your Financial Intermediary, contact your investment representative for their requirements and procedures. If a Financial Intermediary holds your shares, it is the responsibility of the Financial Intermediary to send your redemption order to the Fund. Your Financial Intermediary may have an earlier cut-off time for redemption orders.
If you sell shares directly with the Fund, see the information below.
Your redemption proceeds may be mailed to you at your address of record1, wired, or sent by ACH to a pre-existing bank account on file.
HOW TO REDEEM
By Phone Note: certain account types are not available for online account access	Call us at 1-800-480-4111 Shareholder Services representatives are available Monday through Friday from 8:00 am to 7:00 pm ET.
By Mail	Regular mailing address: J.P. Morgan Funds Services P.O. Box 8528 Boston, MA 02266-8528 Overnight mailing address: J.P. Morgan Funds Services 30 Dan Road Canton, MA 02021-2809
Systematic Redemption Plan[2] Note: The Funds currently do not charge for this service, but may impose a charge in the future.	You may include instructions to set up a Systematic Redemption Plan on your application. Payment instructions must be included.

You may call, or mail written instructions to start, edit or delete a Systematic Redemption Plan.

You may send a written redemption request to your Financial Intermediary, if applicable, or to the Fund at the following address:

J.P. Morgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

You may redeem over the phone. Please see “Can I redeem by phone?” for more information.

It may not be in your best interest to buy additional Class T Shares while participating in a Systematic Withdrawal Plan. This is because Class T Shares have an upfront sales charge.
[1]	You cannot request a redemption by check to be sent to an address updated within 15 days.
[2]	If the amount of the systematic payment exceeds the income earned by your account since the previous payment under the Systematic Redemption Plan, payments will be made by redeeming some of your shares. This will reduce the amount of your investment, up to possibly closing your account
You may redeem some or all of your shares on any day that the Fund is open for business. You will not be permitted to enter a redemption order for shares purchased directly through J.P. Morgan Funds Services by check or through an ACH transaction for five business days following the acceptance of a purchase order unless you provide satisfactory proof that your purchase check or ACH transaction has cleared (sometimes referred to as uncollected shares).
If the Fund or Financial Intermediary receives your redemption order before the close of the NYSE (normally 4 p.m. ET or before 4:00 p.m. ET, if the NYSE closes before 4:00 p.m. ET), you will receive the NAV per share calculated after your redemption order is received in good order (meaning that it includes the information required by, and complies with security requirements implemented by, the Funds’ transfer agent or the Funds), minus the amount of any applicable fees. Your Financial Intermediary may have an earlier cut-off time for redemption orders and may charge a fee to process redemption of shares. A shareholder that redeems out of shares of a Fund that accrues a daily dividend will accrue a dividend on the day of the redemption.
July 1, 2018  |  17

Investing with J.P. Morgan Funds (continued)
All redemption requests must be supported by valid identity authentication, the appropriate documentation (if applicable) and any necessary information in good order. Additional information may be required depending on the situation. For accounts held directly with the Funds, your redemption proceeds will typically be paid within one to seven days after receipt of the redemption order.
For accounts held directly with the Fund, the length of time that the Fund typically expects to pay redemption proceeds depends on whether payment is made by ACH, wire or check. The Fund typically expect to make payments of redemption proceeds by wire or ACH on the next business day following receipt of the redemption order by the Fund. For payment by check, the Fund typically expect to mail the check on the next business day following receipt of the redemption order by the Fund.
For accounts held through Financial Intermediaries, the length of time that the Fund typically expects to pay redemption proceeds depends on the method of payment and the agreement between the Financial Intermediary and the Funds. For redemption proceeds that are paid directly to you by the Fund, the Fund typically expects to make payments by wire or ACH or by mailing a check on the next business day following the Fund’s receipt of a redemption order from the Financial Intermediary. For payments that are made to your Financial Intermediary for transmittal to you, the Fund expect to pay redemption proceeds to the Financial Intermediary within 1 to 3 business days following the Fund’s receipt of the redemption order from the Financial Intermediary.
Payment of redemption proceeds may take longer than the time the Fund typically expects and may take up to seven days as permitted by the Investment Company Act of 1940.
Transactions by phone or fax
You may access your account and conduct transactions using phone or fax. Phone conversations are recorded. The J.P. Morgan Funds and their agents use reasonable procedures to verify the identity of the shareholder. If these procedures are followed, the J.P. Morgan Funds and their agents are not liable for any losses, liability, cost or expenses (including attorney fees) that may occur from acting on unauthorized or fraudulent instructions. Therefore please take precautions to protect your account information and immediately review account statements or other information provided to you. In addition, a confirmation is sent promptly after a transaction. Please review it carefully and contact J.P. Morgan Funds Services or your Financial Intermediary immediately about any transaction you believe to be unauthorized. You may revoke your right to make redemptions over the phone or by mailing written instructions to us.
You may not always reach J.P. Morgan Funds Services by phone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your Financial Intermediary. We may modify or cancel the ability to purchase or redeem shares by phone without notice.
Additional Information Regarding Redemptions
Medallion signature guarantees may be required if:
•	You want to redeem shares with a value of $50,000 or more and you want to receive your proceeds in the form of a check; or
•	You want your payment sent to an address, bank account or payee other than the one currently designated on your Fund account.
The Fund may refuse to honor incomplete redemption orders.
The Fund may suspend your ability to redeem when:
1.	Trading on the NYSE is restricted;
2.	The NYSE is closed (other than weekend and holiday closings);
3.	Federal securities laws permit;
4.	The SEC has permitted a suspension; or
5.	An emergency exists, as determined by the SEC.
You generally will recognize a gain or loss on a redemption for federal income tax purposes. You should talk to your tax advisor before making a redemption.
Generally, all redemptions will be for cash. The J.P. Morgan Funds typically expect to satisfy redemption requests by selling portfolio assets or by using holdings of cash or cash equivalents. On a less regular basis, the Funds may also satisfy redemption requests by borrowing from another Fund, by drawing on a line of credit from a bank, or using other short-term borrowings from its custodian. These methods may be used during both normal and stressed market conditions. In addition to paying redemption proceeds in cash, if you redeem shares worth $250,000 or more, the Fund reserves the right to pay part or all of your redemption proceeds in readily
18  |  J.P. Morgan Income Funds

marketable securities instead of cash. If payment is made in securities, the Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the Fund and its remaining shareholders. If you receive a redemption in-kind, securities received by you may be subject to market risk and you could incur taxable gains and brokerage or other charges in converting the securities to cash. While the Funds do not routinely use redemptions in-kind, the Funds reserve the right to use redemptions in-kind to manage the impact of large redemptions on the Funds. Redemption in-kind proceeds will typically be made by delivering a pro-rata amount of a Fund’s holdings that are readily marketable securities to the redeeming shareholder within seven days after the Fund’s receipt of the redemption order.
Minimum Account Balance
Due to the relatively high cost of maintaining small accounts, if your account value falls below the required minimum balance, the Fund reserves the right to redeem all of the remaining shares in your account and close your account or charge an annual below minimum account fee of $10 per Fund. Before either of these actions is taken, you will be given 60 days advance written notice in order to provide you with time to increase your account balance to the required minimum, by purchasing sufficient shares, in accordance with the terms of this prospectus. To collect the $10 below minimum account fee, the Fund will redeem $10 worth of shares from your account.
Closings, Reorganizations and Liquidations
To the extent authorized by law, the Fund reserves the right to discontinue offering shares at any time, to merge or reorganize itself or a share class, or to cease operations and liquidate at any time.
Frequent Trading Policy
J.P. Morgan Funds do not authorize market timing and, except for the Funds identified below, use reasonable methods to identify market timers and to prevent such activity. However, there can be no assurance that these methods will prevent market timing or other trading that may be deemed abusive. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short-term market movements. Market timing may result in dilution of the value of Fund shares held by long-term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders. Although market timing may affect any Fund, these risks may be higher for Funds that invest significantly in non-U.S. securities or thinly traded securities (e.g., certain small cap securities), such as international, global or emerging market funds or small cap funds. For example, when a Fund invests in securities trading principally in non-U.S. markets that close prior to the close of the NYSE, market timers may seek to take advantage of the difference between the prices of these securities at the close of their non-U.S. markets and the value of such securities when the Fund calculates its net asset value.
J.P. Morgan Funds or the Distributor will prohibit any purchase order (including exchanges) with respect to one investor, a related group of investors or their agent(s) where they detect a pattern of either purchases and sales of one of the J.P. Morgan Funds, or exchanges between or among J.P. Morgan Funds, that indicates market timing or trading that they determine is abusive.
Although J.P. Morgan Funds use a variety of methods to detect and deter market timing, there is no assurance that the Funds’ own operational systems and procedures will identify and eliminate all market timing strategies. For example, certain accounts, which are known as omnibus accounts, include multiple investors and such accounts typically provide the Funds with a net purchase or redemption order on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers are not known by the Funds. While the Funds seek to monitor for market timing activities in omnibus accounts, the netting effect limits the Funds’ ability to locate and eliminate individual market timers. As a result, the Funds are often dependent upon Financial Intermediaries who utilize their own policies and procedures to identify market timers. These policies and procedures may be different than those utilized by the Funds.
The Boards of J.P. Morgan Funds have adopted various policies and procedures to identify market timers, including reviewing “round trips” in and out of J.P. Morgan Funds by investors. A “round trip” includes a purchase or exchange into a Fund followed or preceded by a redemption or exchange out of the same Fund. If the Distributor detects that you have completed two round trips within 60 days in the same Fund, the Distributor will reject your purchase and exchange orders for a period of at least 90 days. For subsequent violations, the Distributor may, in its sole discretion, reject your purchase and exchange orders temporarily or permanently. In identifying market timers, the Distributor may also consider activity of accounts that it believes to be under common ownership or control.
J.P. Morgan Funds have attempted to put safeguards in place to assure that Financial Intermediaries have implemented procedures designed to deter market timing and abusive trading. Despite these safeguards, there is no assurance that the Funds will be able to effectively identify and eliminate market timing and abusive trading in the Funds particularly with respect to omnibus accounts.
July 1, 2018  |  19

Investing with J.P. Morgan Funds (continued)
J.P. Morgan Funds will seek to apply the Funds’ market timing policies and restrictions as uniformly as practicable to accounts with the Funds, except with respect to the following:
1.	Trades that occur through omnibus accounts at Financial Intermediaries as described above;
2.	Purchases, redemptions and exchanges made on a systematic basis;
3.	Automatic reinvestments of dividends and distributions;
4.	Purchases, redemptions or exchanges that are part of a rebalancing program, such as a wrap, advisory or bona fide asset allocation program, which includes investment models developed and maintained by a financial intermediary;
5.	Redemptions of shares to pay fund or account fees;
6.	Transactions initiated by the trustee or adviser to a donor-advised charitable gift fund;
7.	Transactions in Section 529 college savings plans;
8.	Transactions in Fund of Fund Products; and
9.	Transactions within a Retirement account such as:
•	Shares redeemed to return an excess contribution,
•	Transactions initiated by sponsors of group employee benefit plans or other related accounts,
•	Retirement plan contributions, loans, distributions, and hardship withdrawals,
•	IRA re-characterizations and conversions, and
•	IRA purchases of shares by asset transfer or direct rollover.
In addition to rejecting purchases, in connection with suspected market timing activities, the Distributor can reject a purchase (including purchases for the Funds listed below) for any reason, including purchases that it does not think are in the best interests of a Fund and/or its shareholders or if it determines the trading to be abusive. Your Financial Intermediary may also have additional procedures for identifying market timers and rejecting or otherwise restricting purchases and/or exchanges.
Certain J.P. Morgan Funds are intended for short-term investment horizons and do not monitor for market timers or prohibit such short-term trading activity. Those Funds are the JPMorgan Short Duration Bond Fund, JPMorgan Short Duration Core Plus Fund, JPMorgan Short-Intermediate Municipal Bond Fund, JPMorgan Limited Duration Bond Fund, JPMorgan Managed Income Fund, JPMorgan Ultra-Short Municipal Fund and the J.P. Morgan Money Market Funds. Although these Funds are managed in a manner that is consistent with their investment objectives, frequent trading by shareholders may disrupt their management and increase their expenses.
Valuation
Shares are purchased at net asset value (NAV) per share, plus a sales charge, if any. This is also known as the offering price. Shares are also redeemed at NAV. The NAV of each class within a Fund varies, primarily because each class has different class-specific expenses such as distribution and service fees.
The NAV per share of a class of a Fund is equal to the value of all the assets attributable to that class, minus the liabilities attributable to that class, divided by the number of outstanding shares of that class. The following is a summary of the procedures generally used to value J.P. Morgan Funds’ investments.
Securities for which market quotations are readily available are generally valued at their current market value. Other securities and assets, including securities for which market quotations are not readily available; market quotations are determined not to be reliable; or, their value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded but before a Fund’s NAV is calculated, may be valued at fair value in accordance with policies and procedures adopted by the J.P. Morgan Funds’ Board of Trustees. Fair value represents a good faith determination of the value of a security or other asset based upon specifically applied procedures. Fair valuation may require subjective determinations. There can be no assurance that the fair value of an asset is the price at which the asset could have been sold during the period in which the particular fair value was used in determining a Fund’s NAV.
Equity securities listed on a North American, Central American, South American or Caribbean securities exchange are generally valued at the last sale price on the exchange on which the security is principally traded. Other foreign equity securities are fair valued using quotations from an independent pricing service, as applicable. The value of securities listed on the NASDAQ Stock Market, Inc. is generally the NASDAQ official closing price.
20  |  J.P. Morgan Income Funds

Fixed income securities are valued using prices supplied by an approved independent third party or affiliated pricing services or broker/dealers. Those prices are determined using a variety of inputs and factors as more fully described in the Statement of Additional Information.
Assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at the prevailing market rates from an approved independent pricing service as of 4:00 p.m. ET.
Shares of ETFs are generally valued at the last sale price on the exchange on which the ETF is principally traded. Shares of open-end investment companies are valued at their respective NAVs.
Options (e.g., on stock indices or equity securities) traded on U.S. equity securities exchanges are valued at the composite mean price, using the National Best Bid and Offer quotes at the close of options trading on such exchanges.
Options traded on foreign exchanges or U.S. commodity exchanges are valued at the settled price, or if no settled price is available, at the last sale price available prior to the calculation of a Fund’s NAV and will be fair valued by applying fair value factor provided by independent pricing services, as applicable, for any options involving equity reference obligations listed on exchanges other than North American, Central American, South American or Caribbean securities exchanges.
Exchange traded futures (e.g., on stock indices, debt securities or commodities) are valued at the settled price, or if no settled price is available, at the last sale price as of the close of the exchanges on which they trade. Any futures involving equity reference obligations listed on exchanges other than North American, Central American, South American or Caribbean securities exchanges will be fair valued by applying fair value factors provided by independent pricing services, as applicable.
Non-listed over-the-counter options and futures are valued utilizing market quotations provided by approved pricing services.
Swaps and structured notes are priced generally by an approved independent third party or affiliated pricing service or at an evaluated price provided by a counterparty or broker/dealer.
Any derivatives involving equity reference obligations listed on exchanges other than North American, Central American, South American or Caribbean securities exchanges will be fair valued by applying fair value factors provided by independent pricing services, as applicable.
NAV is calculated each business day as of the close of the NYSE, which is typically 4:00 p.m. ET. On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, NAV will be calculated as of the time the NYSE closes. The Funds will not treat an intraday unscheduled disruption or closure in NYSE trading as a closure of the NYSE and will calculate NAV as of 4:00 p.m., ET if the particular disruption or closure directly affects only the NYSE. The price at which a purchase is effected is based on the next calculation of NAV after the order is received in proper form in accordance with this prospectus. To the extent a Fund invests in securities that are primarily listed on foreign exchanges or other markets that trade on weekends or other days when a Fund does not price its shares, the value of a Fund’s shares may change on days when you will not be able to purchase or redeem your shares.
Distributions and Taxes
The Fund has elected to be treated and intends to qualify each taxable year as a regulated investment company. A regulated investment company is not subject to tax at the corporate level on income and gains from investments that are distributed to shareholders. A Fund’s failure to qualify as a regulated investment company would result in corporate-level taxation and, consequently, a reduction in income available for distribution to shareholders.
The Fund can earn income and realize capital gain. The Fund deducts any expenses and then pays out the earnings, if any, to shareholders as distributions.
The Fund generally distributes net investment income, if any, on a monthly basis. The Fund will distribute net realized capital gains, if any, at least annually. For each taxable year, the Fund will distribute substantially all of its net investment income and net realized capital gains.
You have the following options for your distributions. You may:
•	Reinvest all distributions in additional Fund shares;
•	Take distributions of net investment income in cash and reinvest distributions of net capital gain in additional shares;
•	Take distributions of net capital gain in cash and reinvest distributions of net investment income; or
•	Take all distributions in cash.
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Investing with J.P. Morgan Funds (continued)
If you do not select an option when you open your account, we will reinvest all distributions. If your distributions are reinvested, they will be in the form of shares of the same class without a sales charge. If you take your distributions in cash, you can choose to have a check mailed to your address of record or you can have them deposited into a pre-assigned bank account. The taxation of the dividends will not be affected whether you have them deposited into a bank account or sent by check.
Distributions of net investment income generally are taxable as ordinary income. Dividends of net investment income paid to a non-corporate U.S. shareholder that are properly reported as qualified dividend income generally will be taxable to such shareholder at maximum individual federal income tax rate of either 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts. The amount of dividend income that may be so reported by a Fund generally will be limited to the aggregate of the eligible dividends received by the Fund. In addition, each Fund must meet certain holding period and other requirements with respect to the shares on which the Fund received the eligible dividends, and the non-corporate U.S. shareholder must meet certain holding period and other requirements with respect to the Fund shares. Dividends of net investment income that are not reported as qualified dividend income and dividends of net short-term capital gain will be taxable to a U.S. shareholder as ordinary income.
Distributions of net capital gain (that is, the excess of the net gains from the sale of investments that the Fund owned for more than one year over the net losses from investments that the Fund owned for one year or less) that are properly reported by a Fund as capital gain dividends will be taxable as long-term capital gain, regardless of how long you have held your shares in the Fund. The maximum individual federal income tax rate applicable to long-term capital gains is generally either 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts. Distributions of net short-term capital gain (that is, the excess of any net short-term capital gain over net long-term capital loss), if any, will be taxable to U.S. shareholders as ordinary income. Capital gain of a corporate shareholder is taxed at the same rate as ordinary income.
An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.
If you buy shares of a Fund just before a distribution, you will be subject to tax on the entire amount of the taxable distribution you receive. Distributions are taxable to you even if they are paid from income or gains earned by a Fund before your investment (and thus were included in the price you paid for your Fund shares). Any gain resulting from the sale or exchange of Fund shares generally will be taxable as long-term or short-term gain, depending upon how long you have held your shares.
The Fund is generally subject to foreign withholding or other foreign taxes, which in some cases can be significant on any income or gain from investments in foreign stocks or securities. In that case, the Fund’s total return on those securities would be decreased.
The Fund may generally deduct these taxes in computing its taxable income. Rather than deducting these foreign taxes, a Fund that invests more than 50% of its assets in the stock or securities of foreign corporations or foreign governments at the end of its taxable year may make an election to treat a proportionate amount of eligible foreign taxes as constituting a taxable distribution to each shareholder, which would, subject to certain limitations, generally allow the shareholder to either (i) credit that proportionate amount of taxes against U.S. Federal income tax liability as a foreign tax credit or (ii) take that amount as an itemized deduction. Although in some cases the Fund may be able to apply for a refund of a portion of such taxes, the ability to successfully obtain such a refund may be uncertain.
A Fund’s investments in certain debt obligations, derivative instruments and so-called “passive foreign investment companies” may require such Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, a Fund may be required to liquidate other investments in its portfolio that it otherwise would have continued to hold, including when it is not advantageous to do so. A Fund’s investment in REIT securities also may result in the Fund’s receipt of cash in excess of the REIT’s earnings; if a Fund distributes such amounts, such distributions could constitute a return of capital to Fund shareholders for federal income tax purposes.
A Fund’s transactions in futures contracts, short sales, swaps and other derivatives will be subject to special tax rules, the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund’s securities, and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. A Fund’s use of these types of transactions may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions.
An increase in the principal amount of an inflation-linked security will be original issue discount which is taxable as ordinary income and is required to be distributed, even though the Fund will not receive the principal, including any increases thereto, until maturity.
Please see the Statement of Additional Information for additional discussion of the tax consequences of the above-described and other investments to each Fund and its shareholders.
22  |  J.P. Morgan Income Funds

The dates on which net investments and capital gain dividend, if any, will be distributed are available online at www.jpmorganfunds.com.
Early in each calendar year, the Fund will send you a notice showing the amount of distributions you received during the preceding calendar year and the tax status of those distributions.
The Fund is not intended for foreign shareholders. Any foreign shareholders would generally be subject to U.S. tax-withholding on distributions by the Fund, as discussed in the Statement of Additional Information.
Distributions by a Fund to retirement plans and other entities that qualify for tax-exempt or tax-deferred treatment under federal income tax laws will generally not be taxable. Special tax rules apply to investments through such plans. The tax considerations described in this section do not apply to such tax-exempt or tax-deferred entities or accounts. You should consult your tax advisor to determine the suitability of a Fund as an investment and the tax treatment of distributions.
Any investor for whom a Fund does not have a valid Taxpayer Identification Number may be subject to backup withholding.
The above is a general summary of tax implications of investing in the Fund. Because each investor’s tax consequences are unique, please consult your tax advisor to see how investing in a Fund and, for individuals and S corporations, selection of a particular cost method of accounting will affect your own tax situation.

IMPORTANT TAX REPORTING CONSIDERATIONS
Your Financial Intermediary or the Fund (if you hold your shares in a Fund direct account) will report gains and losses realized on redemptions of shares for shareholders who are individuals and S corporations purchased after January 1, 2012 to the Internal Revenue Service (IRS). This information will also be reported to you on Form 1099-B and the IRS each year. In calculating the gain or loss on redemptions of shares, the average cost method will be used to determine the cost basis of Fund shares purchased after January 1, 2012 unless you instruct the Fund in writing at J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528 that you want to use another available method for cost basis reporting (for example, First In, First Out (FIFO), Last In, First Out (LIFO), Specific Lot Identification (SLID) or High Cost, First Out (HIFO)). If you designate SLID as your cost basis method, you will also need to designate a secondary cost basis method (Secondary Method). If a Secondary Method is not provided, the Funds will designate FIFO as the Secondary Method and will use the Secondary Method with respect to systematic redemptions.
Not all cost basis methods are available. Please contact the Fund at J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528 for more information on the available methods for cost basis reporting. To determine which available cost basis method is best for you, you should consult with your tax advisor. Please note that you will be responsible for calculating and reporting gains and losses on redemptions of shares purchased prior to January 1, 2012 to the IRS as such information will not be reported by the Fund and may not be maintained by your Financial Intermediary.
Your Financial Intermediary or the Fund (if you hold your shares in a Fund direct account) is also required to report gains and losses to the IRS in connection with redemptions of shares by S corporations. If a shareholder is a corporation and has not instructed the Fund that it is a C corporation in its account application or by written instruction to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528, the Fund will treat the shareholder as an S corporation and file a Form 1099-B.
Shareholder Statements and Reports
Your Financial Intermediary will send you transaction confirmation statements and quarterly account statements. Please review these statements carefully. The Fund will correct errors if notified within one year of the date printed on the transaction confirmation or account statement. Your Financial Intermediary may have a different cut-off time. J.P. Morgan Funds will charge a fee for requests for statements that are older than two years. Please retain all of your statements, as they could be needed for tax purposes.
To reduce expenses and conserve natural resources, the Fund will deliver a single copy of prospectuses and financial reports to individual investors who share a residential address, provided they have the same last name or the Fund reasonably believe they are members of the same family. If you would like to receive separate mailings, please call 1-800-480-4111 and the Fund will begin individual delivery within 30 days. If you would like to receive these documents by e-mail, please visit www.jpmorganfunds.com and sign up for electronic delivery.
After each fiscal half year you will receive a financial report from the Fund. In addition, the Fund will periodically send you proxy statements and other reports.
If you have any questions or need additional information, please write to J.P. Morgan Funds Services at P.O. Box 8528, Boston, MA 02266-8528, call 1-800-480-4111 or visit www.jpmorganfunds.com.
July 1, 2018  |  23

Investing with J.P. Morgan Funds (continued)
Availability of Proxy Voting Record
The Trustees for the Fund have delegated the authority to vote proxies for securities owned by the Fund to the Fund’s investment adviser. A copy of the Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or on J.P. Morgan Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.
Portfolio Holdings Disclosure
No sooner than three calendar days after the end of each month the Fund will make available upon request an uncertified, complete schedule of its portfolio holdings as of the last day of that month. Not later than 60 days after the end of each fiscal quarter, the Fund will make available a complete schedule of its portfolio holdings as of the last day of that quarter.
In addition to providing hard copies upon request, the Fund will post these schedules on the J.P. Morgan Funds’ website at www.jpmorganfunds.com. In addition, the quarterly schedules will be posted on the SEC’s website at www.sec.gov. From time to time, the Fund may post portfolio holdings on the J.P. Morgan Funds’ website on a more timely basis.
The Fund may disclose the Fund’s 10 largest portfolio holdings and the percentage that each of these 10 holdings represent of the Fund’s portfolio as of the most recent month’s end, online at www.jpmorganfunds.com, no sooner than 10 calendar days after month’s end.
Shareholders may request portfolio holdings schedules at no charge by calling 1-800-480-4111. A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Statement of Additional Information.
24  |  J.P. Morgan Income Funds

Glossary of Common Investment Terminology
For the purpose of the “INVESTING WITH J.P. MORGAN FUNDS” section, references to “account” and “Fund” are not interchangeable. Fund refers to an individual mutual fund position. An account may be invested in a single Fund or multiple Funds.
Breakpoints — Differences in sales charges that are assessed based on the amount of purchases. The larger the investment, the lower the sales charge.
Capital Gains Distribution — Payment to mutual fund shareholders of gains realized on securities that a Fund has sold at a profit, minus any realized losses.
Contingent Deferred Sales Charge (CDSC) — A back-end sales charge imposed when shares are redeemed from a Fund. This fee usually declines over time.
Dividend Distribution — Payment to mutual fund shareholders of income from interest or dividends generated by a Fund’s investments.
Financial Intermediaries — Include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase, that have entered into agreements with the Distributor and/or shareholder servicing agent. Shares purchased this way will typically be held for you by the Financial Intermediary.
Group Retirement Plans — Refers to employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans. To satisfy eligibility requirements, the plan must be a group plan (more than one participant), the shares cannot be held in a commission-based brokerage account and
•	Shares must be held at a plan level or
•	Shares must be held at the Fund level through an omnibus account of a retirement plan recordkeeper.
Group Retirement Plans include group employer-sponsored 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans, retiree health benefit plans and non-qualified deferred compensation plans. Group Retirement Plans do not include traditional IRAs, Roth IRAs, SEPs, SARSEPs, SIMPLE IRAs, KEOGHs, individual 401(k) or individual 403(b) plans.
Institutional Investors — Include fee-based “wrap” account sponsors (provided they have an agreement covering the arrangement with the Distributor), corporations, qualified nonprofit organizations, charitable trusts, foundations and endowments, state, county, city or any instrumentality, department, authority or agency thereof, and banks, trust companies or other depository institutions investing for their own account or on behalf of their clients.
Letter of Intent (LOI) — A Letter of Intent is signed by an investor stating the investor’s intention to buy a specified amount over a period of 13 months in order to receive a reduced front-end sales charge. Each purchase the investor makes during the 13 month period will receive the sales charge and breakpoint discount that applies to the total amount specified in the Letter of Intent. If the amount is not met within the 13 month period, the investor must pay the Distributor the difference between the sales charges applicable to the purchases at the time they were made and the reduced sales charges previously paid.
Medallion Signature Guarantee — A special stamp used to verify the authenticity of certain documents. It is a guarantee by a financial institution that the signature is genuine and the financial institution accepts liability for any forgery. Medallion signature guarantees protect shareholders by preventing unauthorized transfer of assets that could result in monetary losses to the investor due to fraud. Medallion guarantee stamps can be obtained at many bank branches or brokerage firms.
Required Minimum Distribution (RMD) — The distribution amount that Traditional, SEP, and SIMPLE IRA owners must begin to take from their retirement accounts by April 1st the year after they reach age 70½.
Rights of Accumulation (ROA) — When utilizing “rights of accumulation,” the investor can combine the current market value of any existing qualifying holdings and account types with the amount of the current purchase to qualify for a breakpoint and reduced front-end sales charge on the current purchase.
Uncollected Shares — Shares purchased directly through J.P. Morgan Funds Services by check or through an ACH transaction are not available for redemption for up to five business days following the acceptance of a purchase order unless you provide satisfactory proof that your purchase check or ACH transaction has cleared.
Wire or ACH — Refers to the method used for payment or redemptions. Movement of money by wire is typically faster than money sent by ACH (Automated Clearing House). While J.P. Morgan Funds does not charge for either method, your bank may charge a fee for these services.

July 1, 2018  |  25

Investment Practices
The table discusses the types of investments which can be held by the Fund. In each case, the related types of risk are also listed.
INSTRUMENT	RISK TYPE
Adjustable Rate Mortgage Loans (ARMs): Loans in a mortgage pool which provide for a fixed initial mortgage interest rate for a specified period of time, after which the rate may be subject to periodic adjustments.	Credit Interest Rate Liquidity Market Political Prepayment Valuation
Asset-Backed Securities: Securities secured by company receivables, home equity loans, truck and auto loans, leases and credit card receivables or other securities backed by other types of receivables or other assets.	Credit Interest Rate Liquidity Market Political Prepayment Valuation
Bank Obligations: Bankers’ acceptances, certificates of deposit and time deposits. Bankers’ acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Maturities are generally six months or less. Certificates of deposit are negotiable certificates issued by a bank for a specified period of time and earning a specified return. Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds.	Credit Currency Interest Rate Liquidity Market Political
Borrowings: A Fund may borrow for temporary purposes and/or for investment purposes. Such a practice will result in leveraging of the Fund’s assets and may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so. A Fund must maintain continuous asset coverage of 300% of the amount borrowed, with the exception for borrowings not in excess of 5% of the Fund’s total assets made for temporary administrative purposes.	Credit Interest Rate Market
Call and Put Options: A call option gives the buyer the right to buy, and obligates the seller of the option to sell a security at a specified price at a future date. A put option gives the buyer the right to sell, and obligates the seller of the option to buy a security at a specified price at a future date. A Fund will sell only covered call and secured put options.	Credit Leverage Liquidity Management Market
Commercial Paper: Secured and unsecured short-term promissory notes issued by corporations and other entities. Maturities generally vary from a few days to nine months.	Credit Currency Interest Rate Liquidity Market Political Valuation
Convertible Securities: Bonds or preferred stock that can convert to common stock including contingent convertible securities.	Credit Currency Interest Rate Liquidity Market Political Valuation
26  |  J.P. Morgan Income Funds

INSTRUMENT	RISK TYPE
Corporate Debt Securities: May include bonds and other debt securities of domestic and foreign issuers, including obligations of industrial, utility, banking and other corporate issuers.	Credit Currency Interest Rate Liquidity Market Political Prepayment Valuation
Credit Default Swaps (CDSs): A swap agreement between two parties pursuant to which one party pays the other a fixed periodic coupon for the specified life of the agreement. The other party makes no payment unless a credit event, relating to a predetermined reference asset, occurs. If such an event occurs, the party will then make a payment to the first party, and the swap will terminate.	Credit Currency Interest Rate Leverage Liquidity Management Market Political Valuation
Custodial Receipts: A Fund may acquire securities in the form of custodial receipts that evidence ownership of future interest payments, principal payments or both on certain U.S. Treasury notes or bonds in connection with programs sponsored by banks and brokerage firms. These are not considered to be U.S. government securities. These notes and bonds are held in custody by a bank on behalf of the owners of the receipts.	Credit Liquidity Market
Demand Features: Securities that are subject to puts and standby commitments to purchase the securities at a fixed price (usually with accrued interest) within a fixed period of time following demand by a Fund.	Liquidity Management Market
Emerging Market Securities: Securities issued by issuers or governments in countries with emerging economies or securities markets which may be undergoing significant evolution and rapid developments.	Foreign Investment
Exchange Traded Funds (ETFs): Ownership interest in unit investment trusts, depositary receipts, and other pooled investment vehicles that hold a portfolio of securities or stocks designed to track the price performance and dividend yield of a particular broad-based, sector or international index. ETFs include a wide range of investments such as iShares, Standard & Poor’s Depositary Receipts (SPDRs) and NASDAQ 100s.	Investment Company Market
Foreign Investments: Equity and debt securities (e.g., bonds and commercial paper) of foreign entities and obligations of foreign branches of U.S. banks and foreign banks. Foreign securities may also include American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs), European Depositary Receipts (EDRs) and American Depositary Securities.	Foreign Investment Liquidity Market Political Prepayment Valuation
Inflation-Linked Debt Securities: Includes fixed and floating rate debt securities of varying maturities issued by the U.S. government as well as securities issued by other entities such as corporations, foreign governments and foreign issuers.	Credit Currency Interest Rate Political
Interfund Lending: Involves lending money and borrowing money for temporary purposes through a credit facility.	Credit Interest Rate Market
Inverse Floating Rate Instruments: Leveraged variable debt instruments with interest rates that reset in the opposite direction from the market rate of interest to which the inverse floater is indexed.	Credit Leverage Market
July 1, 2018  |  27

Investment Practices (continued)
INSTRUMENT	RISK TYPE
Investment Company Securities: Shares of other investment companies, including money market funds for which the adviser and/or its affiliates serve as investment adviser or administrator. The adviser will waive certain fees when investing in funds for which it serves as investment adviser, to the extent required by law or contract.	Investment Company Market
Loan Assignments and Participations: Assignments of, or participations in, all or a portion of loans to corporations or to governments, including governments of less developed countries.	Credit Currency Extension Foreign Investment Interest Rate Liquidity Market Political Prepayment
Mortgages (Directly Held): Debt instruments secured by real property.	Credit Environmental Extension Interest Rate Liquidity Market Natural Event Political Prepayment Valuation
Mortgage-Backed Securities: Debt obligations secured by real estate loans and pools of loans such as collateralized mortgage obligations (CMOs), commercial mortgage-backed securities (CMBSs) and other asset-backed structures.	Credit Currency Extension Interest Rate Leverage Liquidity Market Political Prepayment Tax Valuation
Mortgage Dollar Rolls[1]: A transaction in which a Fund sells securities for delivery in a current month and simultaneously contracts with the same party to repurchase similar but not identical securities on a specified future date.	Currency Extension Interest Rate Leverage Liquidity Market Political Prepayment
Municipal Securities: Securities issued by a state or political subdivision to obtain funds for various public purposes. Municipal securities include, among others, private activity bonds and industrial development bonds, as well as general obligation notes, tax anticipation notes, bond anticipation notes, revenue anticipation notes, other short-term tax-exempt obligations, municipal leases, obligations of municipal housing authorities and single family revenue bonds.	Credit Interest Rate Market Natural Event Political Prepayment Tax Valuation
1	All forms of borrowing (including mortgage dollar rolls and reverse repurchase agreements) are limited in the aggregate and may not exceed 33 1⁄3% of a Fund’s total assets except as permitted by law.
28  |  J.P. Morgan Income Funds

INSTRUMENT	RISK TYPE
New Financial Products: New options and futures contracts and other financial products continue to be developed and a Fund may invest in such options, contracts and products.	Credit Liquidity Management Market
Obligations of Supranational Agencies: Obligations which are chartered to promote economic development and are supported by various governments and governmental agencies.	Credit Foreign Investment Liquidity Political Valuation
Options and Futures Transactions: A Fund may purchase and sell (a) exchange traded and over-the-counter put and call options on securities, indexes of securities and futures contracts on securities, indexes of securities, interest rate futures contracts and interest rate swaps and (b) futures contracts on securities and indexes of securities.	Credit Leverage Liquidity Management Market
Preferred Stock: A class of stock that generally pays a dividend at a specified rate and has preference over common stock in the payment of dividends and in liquidation.	Market
Private Placements, Restricted Securities and Other Unregistered Securities: Securities not registered under the Securities Act of 1933, such as privately placed commercial paper and Rule 144A securities.	Liquidity Market Valuation
Real Estate Investment Trusts (REITs): Pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interest.	Credit Interest Rate Liquidity Management Market Political Prepayment Tax Valuation
Repurchase Agreements: The purchase of a security and the simultaneous commitment to return the security to the seller at an agreed upon price on an agreed upon date. This is treated as a loan.	Credit Liquidity Market
Reverse Repurchase Agreements[1] : The sale of a security and the simultaneous commitment to buy the security back at an agreed upon price on an agreed upon date. This is treated as a borrowing by a Fund.	Credit Leverage Market
Securities Issued in Connection with Reorganization and Corporate Restructuring: In connection with reorganizing or restructuring of an issuer, an issuer may issue common stock or other securities to holders of its debt securities.	Market
Securities Lending: The lending of up to 33 1⁄3% of a Fund’s total assets. In return, a Fund will receive cash, other securities, and/or letters of credit as collateral.	Credit Leverage Market
Short-Term Funding Agreements: Agreements issued by banks and highly rated U.S. insurance companies such as Guaranteed Investment Contracts (GICs) and Bank Investment Contracts (BICs).	Credit Liquidity Market
Sovereign Obligations: Investments in debt obligations issued or guaranteed by a foreign sovereign government or its agencies, authorities or political subdivisions.	Credit Foreign Investment Liquidity Political Valuation
1	All forms of borrowing (including mortgage dollar rolls and reverse repurchase agreements) are limited in the aggregate and may not exceed 33 1⁄3% of a Fund’s total assets except as permitted by law.
July 1, 2018  |  29

Investment Practices (continued)
INSTRUMENT	RISK TYPE
Stripped Mortgage-Backed Securities: Derivative multi-class mortgage securities which are usually structured with two classes of shares that receive different proportions of the interest and principal from a pool of mortgage assets. These include Interest-Only (IO) and Principal-Only (PO) securities issued outside a Real Estate Mortgage Investment Conduit (REMIC) or CMO structure.	Credit Liquidity Market Political Prepayment Valuation
Structured Investments: A security having a return tied to an underlying index or other security or asset class. Structured investments generally are individually negotiated agreements and may be traded over-the-counter. Structured investments are organized and operated to restructure the investment characteristics of the underlying security.	Credit Foreign Investment Liquidity Management Market Valuation
Swaps and Related Swap Products: Swaps involve an exchange of obligations by two parties. Caps and floors entitle a purchaser to a principal amount from the seller of the cap or floor to the extent that a specified index exceeds or falls below a predetermined interest rate or amount. A Fund may enter into these transactions to manage its exposure to changing interest rates and other factors.	Credit Currency Interest Rate Leverage Liquidity Management Market Political Valuation
Temporary Defensive Positions: To respond to unusual circumstances a Fund may invest in cash and cash equivalents for temporary defensive purposes.	Credit Interest Rate Liquidity Market
Treasury Receipts: A Fund may purchase interests in separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks or brokerage firms and that are created by depositing U.S. Treasury notes and U.S. Treasury bonds into a special account at a custodian bank. Receipts include Treasury Receipts (TRs), Treasury Investment Growth Receipts (TIGRs), and Certificates of Accrual on Treasury Securities (CATS).	Market
Trust Preferreds: Securities with characteristics of both subordinated debt and preferred stock. Trust preferreds are generally long term securities that make periodic fixed or variable interest payments.	Credit Currency Interest Rate Liquidity Market Political Valuation
U.S. Government Agency Securities: Securities issued or guaranteed by agencies and instrumentalities of the U.S. government. These include all types of securities issued by Ginnie Mae, Fannie Mae and Freddie Mac, including funding notes, subordinated benchmark notes, CMOs and REMICs.	Credit Government Securities Interest Rate Market
U.S. Government Obligations: May include direct obligations of the U.S. Treasury, including Treasury bills, notes and bonds, all of which are backed as to principal and interest payments by the full faith and credit of the United States, and separately traded principal and interest component parts of such obligations that are transferable through the Federal book-entry system known as Separate Trading of Registered Interest and Principal of Securities (STRIPS) and Coupons Under Book Entry Safekeeping (CUBES).	Interest Rate Market
Variable and Floating Rate Instruments: Obligations with interest rates which are reset daily, weekly, quarterly or some other frequency and which may be payable to a Fund on demand or at the expiration of a specified term.	Credit Liquidity Market Valuation
30  |  J.P. Morgan Income Funds

INSTRUMENT	RISK TYPE
When-Issued Securities, Delayed Delivery Securities and Forward Commitments: Purchase or contract to purchase securities at a fixed price for delivery at a future date.	Credit Leverage Liquidity Market Valuation
Zero-Coupon, Pay-in-Kind and Deferred Payment Securities: Zero-coupon securities are securities that are sold at a discount to par value and on which interest payments are not made during the life of the security. Pay-in-kind securities are securities that have interest payable by delivery of additional securities. Deferred payment securities are zero-coupon debt securities which convert on a specified date to interest bearing debt securities.	Credit Currency Interest Rate Liquidity Market Political Valuation Zero-Coupon Securities
Risk related to certain investments held by the Fund:
Credit risk The risk that a financial obligation will not be met by the issuer of a security or the counterparty to a contract, resulting in a loss to the purchaser.
Currency risk The risk that currency exchange rate fluctuations may reduce gains or increase losses on foreign investments.
Environmental risk The risk that an owner or operator of real estate may be liable for the costs associated with hazardous or toxic substances located on the property.
Extension risk The risk that a rise in interest rates will extend the life of a security to a date later than the anticipated prepayment date, causing the value of the investment to fall.
Foreign investment risk The risk associated with higher transaction costs, delayed settlements, currency controls, adverse economic developments, and exchange rate volatility. These risks are increased in emerging markets.
Government securities risk U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Circumstances could arise that would prevent the payment of interest or principal. Securities issued or guaranteed by certain U.S. government-related organizations are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support.
High yield securities risk High yield, high risk securities (also known as junk bonds) which are considered to be speculative and these investments are subject to greater risk of loss, greater sensitivity to economic changes, valuation difficulties and a potential lack of a secondary or public market for securities.
Interest rate risk The risk that a change in interest rates will adversely affect the value of an investment. The value of fixed income securities generally moves in the opposite direction of interest rates (decreases when interest rates rise and increases when interest rates fall).
Investment company risk If a Fund invests in shares of another investment company, shareholders would bear not only their proportionate share of the Fund’s expenses, but also similar expenses of the investment company. The price movement of an investment company that is an ETF may not track the underlying index and may result in a loss.
Leverage risk The risk that gains or losses will be disproportionately higher than the amount invested.
Liquidity risk The risk that the holder may not be able to sell the security at the time or price it desires.
Management risk The risk that a strategy used by a Fund’s management may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.
Market risk The risk that when the market as a whole declines, the value of a specific investment will decline proportionately. This systematic risk is common to all investments and the mutual funds that purchase them.
Natural event risk The risk that a natural disaster, such as a hurricane or similar event, will cause severe economic losses and default in payments by the issuer of the security.
Political risk The risk that governmental policies or other political actions will negatively impact the value of the investment.
Portfolio quality risk The risks associated with below investment grade securities including greater risk of default, greater sensitivity to interest rates and economic changes, potential valuation difficulties, and sudden and unexpected changes in credit quality.
Prepayment risk The risk that declining interest rates will result in unexpected prepayments, causing the value of the investment to fall.
Tax risk The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which could cause adverse tax consequences. Also the risk that the tax treatment of municipal or other securities could be changed by Congress thereby affecting the value of outstanding securities.
Valuation risk The risk that the estimated value of a security does not match the actual amount that can be realized if the security is sold.
Zero-Coupon securities risk The market value of these securities are generally more volatile than the market value of, and is more likely to respond to a greater degree to changes in interest rates than, other fixed income securities with similar maturities and credit quality that pay interest periodically. Actions required by federal income tax law may reduce the assets to which a Fund’s expenses could otherwise be allocated and may reduce a Fund’s rate of return.

July 1, 2018  |  31

Financial Highlights
The financial highlights table is intended to help you understand the Fund’s financial performance for the past five fiscal years or period of the Fund’s operations, as applicable. Since Class T Shares have not commenced operations as of the date of this prospectus, financial highlights for Class A Shares are shown. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information for each period presented has been audited by PricewaterhouseCoopers LLP, whose reports, along with the Fund’s financial statements, are included in the Fund’s annual report, which is available upon request.
To the extent the Fund invests in other funds, the Total Annual Operating Expenses included in the Fee Table will not correlate to the ratio of expenses to average net assets in the financial highlights below.
	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Core Bond Fund
Class A
Year Ended February 28, 2018	$ 11.55	$ 0.28	$ (0.19)	$ 0.09	$ (0.28)	$ (0.03)	$ (0.31)
Year Ended February 28, 2017	11.75	0.26	(0.16)	0.10	(0.26)	(0.04)	(0.30)
Year Ended February 29, 2016	11.84	0.25	(0.07)	0.18	(0.25)	(0.02)	(0.27)
Year Ended February 28, 2015	11.65	0.27	0.20	0.47	(0.27)	(0.01)	(0.28)
Year Ended February 28, 2014	12.02	0.30	(0.32)	(0.02)	(0.29)	(0.06)	(0.35)
(a)	Calculated based upon average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
32  |  J.P. Morgan Income Funds

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge) (b)	Net assets, end of period (000’s)	Net expenses (c)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate

$ 11.33	0.73%	$ 2,146,164	0.75%	2.42%	0.92%	26%
11.55	0.91	2,567,827	0.74	2.21	0.98	23
11.75	1.57	3,071,916	0.74	2.11	0.98	22
11.84	4.16	5,034,237	0.74	2.27	0.96	15
11.65	(0.08)	5,237,738	0.75	2.52	0.97	15
July 1, 2018  |  33

Additional Fee and Expense Information
ADDITIONAL FEE AND EXPENSE INFORMATION
AFFECTING THE JPMT II FUNDS
In connection with the 2004 final settlement between Banc One Investment Advisors Corporation (BOIA), subsequently known as JPMorgan Investment Advisors Inc. (JPMIA1), with the New York Attorney General arising out of market timing of certain mutual funds advised by BOIA, BOIA agreed, among other things, to disclose hypothetical information regarding investment and expenses information to Fund shareholders. The hypothetical examples are provided for JPMT II Funds or those Funds that have acquired the assets and liabilities of a JPMT II Fund or a series of One Group Mutual Funds.
The “Gross Expense Ratio” includes the contractual expenses that make up the investment advisory, administration and service fees, Rule 12b-1 distribution fees, fees paid to vendors not affiliated with JPMIM that provide services to the Funds and other fees and expenses of the Funds. The “Net Expense Ratio” is Gross Expenses less any fee waivers or expense reimbursements memorialized in a written contract between the Funds and JPMIM and/or its affiliates, as applicable.
1	Effective January 1, 2010, the investment advisory business of JPMorgan Investment Advisors Inc. (JPMIA), which was the adviser for certain of the J.P. Morgan Funds, was transferred to JPMIM and JPMIM became the investment adviser for certain J.P. Morgan Funds that were previously advised by JPMIA.
The table below show the ratios for Class T Shares of the affected Fund offered in this prospectus.

	Class	Net Expense Ratio	Gross Expense Ratio
JPMorgan Core Bond Fund	T	0.75%	0.92%
*	“Net Expense Ratio” and “Gross Expense Ratio” are based on estimated amounts for the current fiscal year.
A Fund’s annual return is reduced by its fees and expenses for that year. The examples below are intended to help you understand the annual and cumulative impact of the Fund’s fees and expenses on your investment through a hypothetical investment of $10,000 held for the next 10 years. The examples assume the following:
•	On 2/28/18, you invest $10,000 in the Fund and you will hold the shares for the entire 10 year period;
•	Your investment has a 5% return each year;
•	The Fund’s operating expenses remain at the levels discussed below and are not affected by increases or decreases in Fund assets over time;
•	At the time of purchase, any applicable initial sales charges (loads) are deducted; and
•	There is no sales charge (load) on reinvested dividends.
•	The annual costs are calculated using the Net Expense Ratios for the period through the expiration of any fee waivers or expense reimbursements memorialized in a written contract between the Funds and JPMIM and/or its affiliates; and the Gross Expense Ratios thereafter.
“Gross Cumulative Return” shows what the cumulative return on your investment at the end of each fiscal year would be if Fund expenses are not deducted. “Net Cumulative Return” shows what the cumulative return on your investment at the end of each year would be assuming Fund expenses are deducted each year in the amount shown under “Annual Costs.”
Your actual costs may be higher or lower than those shown.
34  |  J.P. Morgan Income Funds

JPMorgan Core Bond Fund
	Class T
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
June 30, 2019	$ 325	2.38%	1.64%	1.64%
June 30, 2020	95	7.49	5.79	4.08
June 30, 2021	99	12.87	10.11	4.08
June 30, 2022	103	18.51	14.60	4.08
June 30, 2023	108	24.44	19.28	4.08
June 30, 2024	112	30.66	24.14	4.08
June 30, 2025	117	37.19	29.21	4.08
June 30, 2026	121	44.05	34.48	4.08
June 30, 2027	126	51.25	39.96	4.08
June 30, 2028	131	58.82	45.68	4.08
July 1, 2018  |  35

How to Reach Us
MORE INFORMATION
For investors who want more information on the Fund the following documents are available free upon request:
ANNUAL AND SEMI-ANNUAL REPORTS
Our annual and semi-annual reports contain more information about the Fund’s investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on the Fund’s performance during the last fiscal year.
STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI contains more detailed information about the Fund and its policies. It is incorporated by reference into this prospectus. That means, by law, it is considered to be part of this prospectus.
You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-480-4111 or writing to:
J.P. Morgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528
If you buy shares through a Financial Intermediary, please contact that Financial Intermediary directly for more information. You can also find information online at www.jpmorganfunds.com.
You can write or e-mail the SEC’s Public Reference Room and ask them to mail you information about the Funds, including the SAI. They will charge you a copying fee for this service. You can also visit the Public Reference Room and copy the documents while you are there.
Public Reference Room of the SEC
Washington, DC 20549-1520
1-202-551-8090
E-mail: publicinfo@sec.gov
Reports, a copy of the SAI and other information about the Funds are also available on the EDGAR Database on the SEC’s website at http://www.sec.gov.
Investment Company Act File No. for the Fund is 811-4236.

© JPMorgan Chase & Co. 2018. All rights reserved. July 2018.
PR-CBT-718

Prospectus
J.P. Morgan Income Funds
Class T Shares
July 1, 2018
JPMorgan Core Plus Bond Fund
Class/Ticker: T/*
JPMorgan High Yield Fund
Class/Ticker: T/*
JPMorgan Mortgage-Backed Securities Fund
Class/Ticker: T/*
JPMorgan Strategic Income Opportunities Fund
Class/Ticker: T/*
JPMorgan Total Return Fund
Class/Ticker: T/*
JPMorgan Unconstrained Debt Fund
Class/Ticker: T/*
* The share class is currently not offered to the public.
The Securities and Exchange Commission and the Commodity Futures Trading Commission have not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

JPMorgan Core Plus Bond Fund
Class/Ticker: T/*
What is the goal of the Fund?
The Fund seeks a high level of current income by investing primarily in a diversified portfolio of high-, medium- and low-grade debt securities.
Fees and Expenses of the Fund
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class T Shares if you invest at least $250,000 in the Fund. More information about these and other discounts is available from your financial intermediary and in “Investing with J.P. Morgan Funds — SALES CHARGES AND FINANCIAL INTERMEDIARY COMPENSATION” on page 58 of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” in Appendix A to Part II of the Statement of Additional Information.
SHAREHOLDER FEES (Fees paid directly from your investment)
Class T
Maximum Sales Charge (Load) Imposed on Purchases as a % of the Offering Price	2.50%
Maximum Deferred Sales Charge (Load) as a % of Original Cost of the Shares	NONE
“Acquired Fund Fees and Expenses” are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, including affiliated money market funds, other mutual funds, exchange-traded funds and business development companies. The impact of Acquired Fund Fees and Expenses is included in the total returns of the Fund. Acquired Fund Fees and Expenses are not direct costs of the Fund, are not used to calculate the Fund’s net asset value per share and are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Fund’s prospectus.
ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Class T
Management Fees	0.30%
Distribution (Rule 12b-1) Fees	0.25
Other Expenses	0.37
Service Fees	0.25
Remainder of Other Expenses[1]	0.12
Acquired Fund Fees and Expenses[1]	0.01
Total Annual Fund Operating Expenses	0.93
Fee Waivers and/or Expense Reimbursements[2]	(0.18)
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[2]	0.75
1	"Remainder of Other Expenses" and "Acquired Fund Fees and Expenses" are based on estimated amounts for the current fiscal year.
2	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 0.75% of the average daily net assets of the Class T Shares. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 6/30/19, at which time the adviser and/or its affiliates will determine whether to renew or revise them.

*	The share class is currently not offered to the public.
July 1, 2018  |  1

JPMorgan Core Plus Bond Fund (continued)
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 6/30/19 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS T SHARES ($)	325	522	735	1,348
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 42% of the average value of its portfolio.
What are the Fund’s main investment strategies?
As part of its main investment strategy, the Fund may principally invest in corporate bonds, U.S. treasury obligations and other U.S. government and agency securities, and asset-backed, mortgage-related and mortgage-backed securities. The Fund also may invest in bonds, convertible securities, preferred stock, loan participations and assignments (Loans) and commitments to loan assignments (Unfunded Commitments), and foreign and emerging market debt securities rated below investment grade (i.e., high yield or junk bonds) or the unrated equivalent.
As a matter of fundamental policy, the Fund will invest at least 80% of its Assets in bonds. For purposes of this policy, “Assets” means net assets plus the amount of borrowings for investment purposes. The Fund’s average weighted maturity will ordinarily range between five and twenty years. The Fund may have a longer or shorter average weighted maturity under certain market conditions and the Fund may shorten or lengthen its average weighted maturity if deemed appropriate for temporary defensive purposes. Because of the Fund’s holdings in asset-backed, mortgage-backed and similar securities, the Fund’s average weighted maturity is equivalent to the average weighted maturity of the cash flows in the securities held by the Fund given certain prepayment assumptions (also known as weighted average life).
The adviser will invest across the credit spectrum to provide the Fund exposure to various credit rating categories. Under normal conditions, at least 65% of the Fund’s total assets must be invested in securities that, at the time of purchase, are rated investment grade by a nationally recognized statistical rating organization or in securities that are unrated but are deemed by the adviser to be of comparable quality. The balance of the Fund’s assets are not required to meet any minimum quality rating although the Fund will not, under normal circumstances, invest more than 35% of its total assets in below investment grade securities (or the unrated equivalent). Such securities may include so called “distressed debt”. Distressed debt includes securities of issuers experiencing financial or operating difficulties, securities where the issuer has defaulted in the payment of interest or principal or in the performance of its covenants or agreements, securities of issuers that may be involved in bankruptcy proceedings, reorganizations or financial restructurings or securities of issuers operating in troubled industries.
The Fund may also invest in loan assignments and participations (Loans) and commitments to purchase loan assignments (Unfunded Commitments) including below investment grade Loans and Unfunded Commitments. Loans will typically consist of senior floating rate loans (Senior Loans), but may also included secured and unsecured loans, second lien loans or more junior (Junior Loans) and bridge loans. Loans may be issued by obligors in the U.S. or in foreign or emerging markets.
The Fund may invest a significant portion of all of its assets in mortgage-related and mortgage-backed securities at the adviser’s discretion. Mortgage-related and mortgage-backed securities may be structured as collateralized mortgage obligations (agency and non-agency), stripped mortgage-backed securities (interest-only or principal-only), commercial mortgage-backed securities, mortgage pass-through securities and cash and cash equivalents. The Fund expects to invest no more than 10% of its assets in “sub-prime” mortgage-related securities at the time of purchase. The Fund may also enter into “dollar rolls” in which the Fund sells mortgage-backed securities and at the same time contracts to buy back very similar securities on a future date.
Up to 35% of the Fund’s net assets may be invested in foreign securities, including securities denominated in foreign currencies (some of which may be below investment grade securities). Foreign securities include securities issued by foreign governments or their agencies and instrumentalities and companies that are incorporated outside the United States, including securities from issuers in countries whose economies are less developed (emerging markets). The Fund’s investments in below investment grade securities or the unrated equivalent

2  |   J.P. Morgan Income Funds

including below investment grade foreign securities will not, under normal circumstances, exceed more than 35% of the Fund’s total assets.
In addition to direct investments in securities, derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps and forward contracts as tools in the management of portfolio assets.
The Fund may use derivatives to hedge various investments, for risk management and/or to increase income or gain to the Fund. In addition to the mortgage dollar rolls as described above, the Fund may utilize other relative value strategies involving credit-oriented trades, combinations of derivatives, and combinations of derivatives and fixed income securities. The Fund may also utilize foreign currency derivatives such as currency forwards to hedge its non-dollar investments back to the U.S. dollar or use such derivatives to gain or adjust exposure to particular foreign securities, markets or currencies.
The adviser allocates the Fund’s assets among a range of sectors based on strategic positioning and other tactical considerations. In buying and selling investments for the Fund, the adviser looks for market sectors and individual securities that it believes will perform well over time. The adviser selects individual securities after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, currency risk, legal provisions and the structure of the transactions. With respect to the high yield portion of the Fund, the adviser focuses on value in choosing securities for the Fund by looking at individual securities against the context of broader market factors.
The Fund’s Main Investment Risks
The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular instruments or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.
The Fund is subject to the main risks noted below, any of which may adversely affect the Fund’s performance and ability to meet its investment objective.
General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issu-
ers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, terrorism, regulatory events and government controls.
Interest Rate Risk. The Fund’s investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may invest in variable and floating rate Loans and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate Loans and other securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Given that the Federal Reserve has begun to raise interest rates, the Fund may face a heightened level of interest rate risk.
Credit Risk. The Fund’s investments are subject to the risk that issuers and/or counterparties will fail to make payments when due or default completely. Prices of the Fund’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Fund’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), or the Federal Home Loan Mortgage Corporation (Freddie Mac)). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government-related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be
July 1, 2018  |  3

JPMorgan Core Plus Bond Fund (continued)
given that the U.S. government will provide financial support. Therefore, U.S. government-related organizations may not have the funds to meet their payment obligations in the future.
Foreign Securities and Emerging Markets Risk. Investments in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, currency fluctuations, liquidity risks, and less stringent investor protection and disclosure standards of foreign markets. In certain markets where securities and other instruments are not traded “delivery versus payment,” the Fund may not receive timely payment for securities or other instruments it has delivered or receive delivery of securities paid for and may be subject to increased risk that the counterparty will fail to make payments or delivery when due or default completely.
Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. These risks are magnified in countries in “emerging markets.” Emerging market countries typically have less-established market economies than developed countries and may face greater social, economic, regulatory and political uncertainties. In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers.
Geographic Focus Risk. The Fund may focus its investments in one or more regions or small groups of countries. As a result, the Fund’s performance may be subject to greater volatility than a more geographically diversified fund.
Sovereign Debt Risk. The Fund may invest in securities issued or guaranteed by foreign governmental entities (known as sovereign debt securities). These investments are subject to the risk of payment delays or defaults, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, large debt positions relative to the country’s economy or failure to implement economic reforms. There is no legal or bankruptcy process for collecting sovereign debt.
Currency Risk. Changes in foreign currency exchange rates will affect the value of the Fund’s securities and the price of the Fund’s shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment impacted by that currency loses value because that currency is worth less U.S. dollars. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets, may be riskier than other types of investments and may increase the volatility of the Fund. Although the Fund may attempt to hedge its currency exposure into the U.S. dollar, it may not be successful in reducing the effects of currency fluctuations. The Fund may also hedge from one foreign currency to another. In addition, the Fund’s use of currency hedging may not be successful and the use of such strategies may lower the Fund’s potential returns.
Asset-Backed, Mortgage-Related and Mortgage-Backed Securities Risk. The Fund may invest in asset-backed, mortgage-related and mortgage-backed securities including so-called “sub-prime” mortgages that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In periods of rising interest rates, the Fund may be subject to extension risk, and may receive principal later than expected. As a result, in periods of rising interest rates, the Fund may exhibit additional volatility. During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, such securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.
Collateralized mortgage obligations (CMOs) and stripped mortgage-backed securities, including those structured as interest-only (IOs) and principal-only (POs), are more volatile and may be more sensitive to the rate of prepayments than other mortgage-related securities. The risk of default, as described under “Credit Risk”, for “sub-prime” mortgages is generally higher than other types of mortgage-backed securities. The structure of some of these securities may be complex and there may be less available information than other types of debt securities.
Prepayment Risk. The issuer of certain securities may repay principal in advance, especially when yields fall. Changes in the rate at which prepayments occur can affect the return on investment of these securities. When debt obligations are prepaid or when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher coupons, resulting in an unexpected capital loss.
High Yield Securities and Loan Risk. The Fund invests in instruments including junk bonds, Loans and instruments that are issued by companies that are highly leveraged, less creditworthy or financially distressed. These investments are considered to be speculative and may be subject to greater risk of loss, greater sensitivity to economic changes, valuation difficulties and potential illiquidity. Such investments may be subject to additional risks including subordination to other creditors, no collateral or limited rights in collateral, lack of a regular trading market, extended settlement periods, liquidity

4  |   J.P. Morgan Income Funds

risks, prepayment risks, potentially less protection under the federal securities laws and lack of publicly available information. The Fund will not have direct recourse against the issuer of a loan participation. Loans that are deemed to be liquid at the time of purchase may become illiquid.
No active trading market may exist for some Loans and other instruments and certain investments may be subject to restrictions on resale. In addition, the settlement period for Loans is uncertain as there is no standardized settlement schedule applicable to such investments. Certain Loans may take more than seven days to settle. The inability to dispose of the Fund’s securities and other investments in a timely fashion could result in losses to the Fund. Because some instruments may have a more limited secondary market, liquidity and valuation risk is more pronounced for the Fund than for funds that invest primarily in other types of fixed income instruments or equity securities. When Loans and other instruments are prepaid, the Fund may have to reinvest in instruments with a lower yield or fail to recover additional amounts (i.e., premiums) paid for these instruments, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Certain Loans may not be considered securities under the federal securities laws and, therefore, investments in such Loans may not be subject to certain protections under those laws. In addition, the adviser may not have access to material non-public information to which other investors may have access.
Derivatives Risk. Derivatives, including futures contracts, options, swaps, credit default swaps, forward contracts and currency forwards, may be riskier than other types of investments and may increase the volatility of the Fund. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s original investment. Derivatives expose the Fund to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligations (and includes credit risk associated with the counterparty). Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund to risks of mispricing or improper valuation. Certain of the Fund’s transactions in derivatives could also affect the amount, timing and character of distributions to shareholders which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns.
Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.
Convertible Securities Risk. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities.
Industry and Sector Focus Risk. At times, the Fund may increase the relative emphasis of its investments in a particular industry or sector. The prices of securities of issuers in a particular industry or sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the Fund increases the relative emphasis of its investments in a particular industry or sector, its shares’ values may fluctuate in response to events affecting that industry or sector.
Transactions Risk. The Fund could experience a loss and its liquidity may be negatively impacted when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices. Similarly, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.
You could lose money investing in the Fund.
The Fund’s Past Performance
This section provides some indication of the risks of investing in the Fund. Because Class T Shares have not yet commenced operations as of the date of this prospectus, the bar chart shows how the performance of the Fund’s Class A Shares (which are not offered in this prospectus) has varied from year to year for the past ten calendar years. The table shows the average annual total returns for the past one year, five years, and ten years. The table compares that performance to the Bloomberg Barclays U.S. Aggregate Index and the Lipper Core Plus Bond Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index
July 1, 2018  |  5

JPMorgan Core Plus Bond Fund (continued)
includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111. The performance figures in the bar chart do not reflect any deduction for the front-end sales charge, which is assessed on Class A Shares. If the sales charge were reflected, the performance figures would have been lower.
YEAR-BY-YEAR RETURNS – CLASS A SHARES*
*	The performance of Class T Shares would be substantially similar to the performance of Class A Shares because the Fund is invested in the same group of securities and the annual returns would differ only to the extent that the classes do not have the same expenses.

Best Quarter	2nd quarter, 2009	5.97%
Worst Quarter	3rd quarter, 2008	-3.38%
The Fund’s year-to-date total return through 3/31/18 was -1.44%.
AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2017)
	Past 1 Year	Past 5 Years	Past 10 Years
CLASS A SHARES
Return Before Taxes	0.15%	1.99%	4.41%
Return After Taxes on Distributions	-0.94	0.61	2.82
Return After Taxes on Distributions and Sale of Fund Shares	0.08	0.90	2.76
Bloomberg Barclays U.S. Aggregate Index
(Reflects No Deduction for Fees, Expenses, or Taxes)	3.54	2.10	4.01
Lipper Core Plus Bond Funds Index
(Reflects No Deduction for Taxes)	4.62	2.61	4.81
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Management
J.P. Morgan Investment Management Inc.
Portfolio Manager	Managed Fund Since	Primary Title with Investment Adviser
Steven Lear	2013	Managing Director
Richard Figuly	2006	Managing Director
J. Andrew Norelli	2014	Managing Director
Purchase and Sale of Fund Shares
Purchase minimums
For Class T Shares
To establish an account	$1,000
To add to an account	$50
In general, you may purchase or redeem shares on any business day:
•	Through your Financial Intermediary
Tax Information
The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

6  |   J.P. Morgan Income Funds

JPMorgan High Yield Fund
Class/Ticker: T/*
What is the goal of the Fund?
The Fund seeks a high level of current income by investing primarily in a diversified portfolio of debt securities which are rated below investment grade or unrated. Capital appreciation is a secondary objective.
Fees and Expenses of the Fund
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class T Shares if you invest at least $250,000 in the Fund. More information about these and other discounts is available from your financial intermediary and in “Investing with J.P. Morgan Funds — SALES CHARGES AND FINANCIAL INTERMEDIARY COMPENSATION” on page 58 of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” in Appendix A to Part II of the Statement of Additional Information.
SHAREHOLDER FEES (Fees paid directly from your investment)
Class T
Maximum Sales Charge (Load) Imposed on Purchases as a % of the Offering Price	2.50%
Maximum Deferred Sales Charge (Load) as a % of Original Cost of the Shares	NONE
“Acquired Fund Fees and Expenses” are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, including affiliated money market funds, other mutual funds, exchange-traded funds and business development companies. The impact of Acquired Fund Fees and Expenses is included in the total returns of the Fund. Acquired Fund Fees and Expenses are not direct costs of the Fund, are not used to calculate the Fund’s net asset value per share and are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Fund’s prospectus.
ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Class T
Management Fees	0.60%
Distribution (Rule 12b-1) Fees	0.25
Other Expenses	0.38
Service Fees	0.25
Remainder of Other Expenses[1]	0.13
Acquired Fund Fees and Expenses[1]	0.01
Total Annual Fund Operating Expenses	1.24
Fee Waivers and/or Expense Reimbursements[2]	(0.24)
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[2]	1.00
1	"Remainder of Other Expenses" and "Acquired Fund Fees and Expenses" are based on estimated amounts for the current fiscal year.
2	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 1.00% of the average daily net assets of the Class T Shares. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 6/30/19, at which time the adviser and/or its affiliates will determine whether to renew or revise them.

*	The share class is currently not offered to the public.
July 1, 2018  |  7

JPMorgan High Yield Fund (continued)
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 6/30/19 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS T SHARES ($)	349	610	891	1,692
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 47% of the average value of its portfolio.
What are the Fund’s main investment strategies?
The Fund invests in all types of high yield, high risk debt securities. The Fund also may invest in convertible securities, preferred stock, common stock and loan participations and assignments and commitments to purchase loan assignments.
Under normal circumstances, the Fund invests at least 80% of its Assets in bonds, other debt securities, loan assignments and participations (Loans), commitments to purchase loan assignments (Unfunded Commitments) and preferred stocks that are rated below investment grade or unrated. For purposes of this policy, “Assets” means net assets plus the amount of borrowings for investment purposes.
Up to 20% of the Fund’s total assets may be invested in other securities, including investment grade securities. The Fund’s average weighted maturity ordinarily will range between three and ten years, although the Fund may shorten its weighted average maturity to as little as two years if deemed appropriate for temporary defensive purposes. The Fund may have a longer or shorter average weighted maturity under certain market conditions.
The Fund may invest no more than 30% of its net assets in Loans and Unfunded Commitments. Loans will typically consist of senior floating rate loans (Senior Loans), but may also include secured and unsecured loans, second lien loans or more junior (Junior Loans) and bridge loans. Loans may be issued by obligors in the U.S. or in foreign or emerging markets.
The Fund may invest up to 100% of the Fund’s total assets in below investment grade or unrated securities. Such securities are also known as “junk bonds,” “high yield bonds” and “non-investment grade bonds.” Such securities may include so called “distressed debt”. Distressed debt includes securities of issuers experiencing financial or operating difficulties, securities where the issuer has defaulted in the payment of interest or principal or in the performance of its covenants or agreements, securities of issuers that may be involved in bankruptcy proceedings, reorganizations or financial restructurings or securities of issuers operating in troubled industries. All securities will be U.S. dollar-denominated although they may be issued by a foreign corporation, government or its agencies and instrumentalities.
In addition to direct investments in securities, derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options and swaps to hedge various investments, for risk management and/or to increase income or gain to the Fund. In particular, the Fund may invest in swaps structured as credit default swaps related to individual Loans or other securities or indexes of Loans or other securities to gain exposure to such Loans and other securities, to mitigate risk exposure or to manage cash flow needs.
Although the Fund predominantly invests in debt securities and income producing securities, it may also invest in common stock from time to time. In addition, the Fund may acquire and hold such securities (or rights to acquire such securities) in connection with an amendment, waiver, conversion or exchange of fixed income securities, in connection with the bankruptcy or workout of distressed fixed income securities, or upon the exercise of a right or warrant obtained on account of a fixed income security.
The adviser focuses on value in buying and selling securities for the Fund by looking at individual securities against the context of broader market factors. For each issuer, the adviser performs an in-depth analysis of the issuer, including business prospects, management, capital requirements, capital structure, enterprise value and security structure and covenants. In addition, the adviser monitors investments on an ongoing basis by staying abreast of positive and negative credit developments expediting the review of the Fund’s investments that are considered to be the most risky. Generally, the adviser will sell a security when, based on fundamental credit analysis and the considerations described above, the adviser believes the issuer’s credit quality will deteriorate materially or when the adviser believes that there is better relative value available in the market in securities of comparable quality.

8  |   J.P. Morgan Income Funds

The Fund’s Main Investment Risks
The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular instruments or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.
The Fund is subject to the main risks noted below, any of which may adversely affect the Fund’s performance and ability to meet its investment objective.
General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, terrorism, regulatory events and government controls.
High Yield Securities and Loan Risk. The Fund invests in instruments including junk bonds, Loans and instruments that are issued by companies that are highly leveraged, less creditworthy or financially distressed. These investments are considered to be speculative and may be subject to greater risk of loss, greater sensitivity to economic changes, valuation difficulties and potential illiquidity. Such investments may be subject to additional risks including subordination to other creditors, no collateral or limited rights in collateral, lack of a regular trading market, extended settlement periods, liquidity risks, prepayment risks, potentially less protection under the federal securities laws and lack of publicly available information. The Fund will not have direct recourse against the issuer of a loan participation. High yield securities and Loans that are deemed to be liquid at the time of purchase may become illiquid.
No active trading market may exist for some Loans and other instruments and certain investments may be subject to restrictions on resale. In addition, the settlement period for Loans is uncertain as there is no standardized settlement schedule applicable to such investments. Certain Loans may take more than seven days to settle. The inability to dispose of the Fund’s securities and other investments in a timely fashion could result in losses to the Fund. Because some instruments may have a more limited secondary market, liquidity and valuation risk is more pronounced for the Fund than for funds that invest primarily in other types of fixed income instruments or equity securities. When Loans and other instruments are prepaid, the Fund may have to reinvest in instruments with a lower yield or fail to recover additional amounts (i.e., premiums) paid for these instruments, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Certain Loans may not be considered securities under the federal securities laws and, therefore, investments in such Loans may not be subject to certain protections under those laws. In addition, the adviser may not have access to material non-public information to which other investors may have access.
Credit Risk. The Fund’s investments are subject to the risk that issuers and/or counterparties will fail to make payments when due or default completely. Prices of the Fund’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Fund’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
Prepayment Risk. The issuer of certain securities may repay principal in advance, especially when yields fall. Changes in the rate at which prepayments occur can affect the return on investment of these securities. When debt obligations are prepaid or when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher coupons, resulting in an unexpected capital loss.
Smaller Company Risk. Investments in smaller companies may be riskier, less liquid, more volatile and more vulnerable to economic, market and industry changes than investment in larger, more established companies. The securities of smaller companies may trade less frequently and in smaller volumes than securities of larger companies. As a result, changes in the price of debt or equity issued by such companies may be more sudden or erratic than the prices of other securities, especially over the short term.
Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.
Interest Rate Risk. The Fund’s investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally
July 1, 2018  |  9

JPMorgan High Yield Fund (continued)
declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may invest in variable and floating rate Loans and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate Loans and other securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Given that the Federal Reserve has begun to raise interest rates, the Fund may face a heightened level of interest rate risk.
Derivatives Risk. Derivatives, including options, futures contracts and swaps, may be riskier than other types of investments and may increase the volatility of the Fund. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s original investment. Derivatives expose the Fund to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligations (and includes credit risk associated with the counterparty). Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund to risks of mispricing or improper valuation. Certain of the Fund’s transactions in derivatives could also affect the amount, timing and character of distributions to shareholders which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns.
Privately Placed Securities Risk. Privately placed securities generally are less liquid than publicly traded securities and the Fund may not always be able to sell such securities without experiencing delays in finding buyers or reducing the sale price for such securities. The disposition of some of the securities held by the Fund may be restricted under federal securities laws. As a result, the Fund may not be able to dispose of such investments at a time when, or at a price at which, it desires to do so and may have to bear expenses of registering these securities, if necessary. These securities may also be difficult to value.
Foreign Issuer Risks. U.S. dollar-denominated securities of foreign issuers or U.S. affiliates of foreign issuers may be subject to additional risks not faced by domestic issuers. These risks include political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, and regulatory issues facing issuers in such foreign countries. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.
Geographic Focus Risk. The Fund may focus its investments in one or more regions or small groups of countries. As a result, the Fund’s performance may be subject to greater volatility than a more geographically diversified fund.
Industry and Sector Focus Risk. At times, the Fund may increase the relative emphasis of its investments in a particular industry or sector. The prices of securities of issuers in a particular industry or sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the Fund increases the relative emphasis of its investments in a particular industry or sector, its shares’ values may fluctuate in response to events affecting that industry or sector.
Transactions Risk. The Fund could experience a loss and its liquidity may be negatively impacted when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices. Similarly, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.
You could lose money investing in the Fund.
The Fund’s Past Performance
This section provides some indication of the risks of investing in the Fund. Because Class T Shares have not yet commenced operations as of the date of this prospectus, the bar chart shows how the performance of the Fund’s Class A Shares (which are not offered in this prospectus) has varied from year to year for the past ten calendar years. The table shows the average annual total returns for the past one year, five years, and ten years. The table compares that performance to the Bloomberg Barclays U.S. Corporate High Yield—2% Issuer Capped Index and the Lipper High Yield Bond Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the

10  |   J.P. Morgan Income Funds

Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111. The performance figures in the bar chart do not reflect any deduction for the front-end sales charge, which is assessed on Class A Shares. If the sales charge were reflected, the performance figures would have been lower. Effective September 14, 2009, some of the Fund’s investment strategies changed. The Fund’s past performance would have been different if the Fund were managed using the current strategies.
YEAR-BY-YEAR RETURNS – CLASS A SHARES*
*	The performance of Class T Shares would be substantially similar to the performance of Class A Shares because the Fund is invested in the same group of securities and the annual returns would differ only to the extent that the classes do not have the same expenses.

Best Quarter	2nd quarter, 2009	17.63%
Worst Quarter	4th quarter, 2008	-16.13%
The Fund’s year-to-date total return through 3/31/18 was -1.06%.
AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2017)
	Past 1 Year	Past 5 Years	Past 10 Years
CLASS A SHARES
Return Before Taxes	2.49%	3.91%	6.40%
Return After Taxes on Distributions	0.12	1.20	3.55
Return After Taxes on Distributions and Sale of Fund Shares	1.39	1.78	3.76
Bloomberg Barclays U.S. Corporate High Yield - 2% Issuer Capped Index
(Reflects No Deduction for Fees, Expenses, or Taxes)	7.50	5.78	8.09
Lipper High Yield Bond Index
(Reflects No Deduction for Taxes)	7.53	5.22	6.47
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Management
J.P. Morgan Investment Management Inc.
Portfolio Manager	Managed Fund Since	Primary Title with Investment Adviser
William J. Morgan	1998	Managing Director
James P. Shanahan	1998	Managing Director
Purchase and Sale of Fund Shares
Purchase minimums
For Class T Shares
To establish an account	$1,000
To add to an account	$50
In general, you may purchase or redeem shares on any business day:
•	Through your Financial Intermediary
Tax Information
The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
July 1, 2018  |  11

JPMorgan Mortgage-Backed Securities Fund
Class/Ticker: T/*
What is the goal of the Fund?
The Fund seeks to maximize total return by investing primarily in a diversified portfolio of debt securities backed by pools of residential and/or commercial mortgages.
Fees and Expenses of the Fund
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class T Shares if you invest at least $250,000 in the Fund. More information about these and other discounts is available from your financial intermediary and in “Investing with J.P. Morgan Funds — SALES CHARGES AND FINANCIAL INTERMEDIARY COMPENSATION” on page 58 of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” in Appendix A to Part II of the Statement of Additional Information.
SHAREHOLDER FEES (Fees paid directly from your investment)
Class T
Maximum Sales Charge (Load) Imposed on Purchases as a % of the Offering Price	2.50%
Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares	NONE
ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Class T
Management Fees	0.35%
Distribution (Rule 12b-1) Fees	0.25
Other Expenses	0.38
Service Fees	0.25
Remainder of Other Expenses[1]	0.13
Acquired Fund Fees and Expenses[1]	0.00
Total Annual Fund Operating Expenses	0.98
Fee Waivers and/or Expense Reimbursements[2]	(0.33)
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[2]	0.65
1	"Remainder of Other Expenses" and "Acquired Fund Fees and Expenses" are based on estimated amounts for the current fiscal year.
2	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 0.65% of the average daily net assets of the Class T Shares. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 6/30/19, at which time the adviser and/or its affiliates will determine whether to renew or revise them.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 6/30/19 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS T SHARES ($)	315	522	747	1,392
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.
What are the Fund’s main investment strategies?
The Fund invests mainly in investment grade mortgage-backed securities or unrated mortgage-backed securities which the adviser determines to be of comparable quality. Under normal circumstances, the Fund invests at least 80% of its Assets in mortgage-backed securities. For purposes of this policy, “Assets” means net assets plus the amount of borrowings for investment purposes.
As part of its principal investment strategy, the Fund may invest in securities issued or guaranteed by U.S. government agencies or instrumentalities such as the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae) or the Federal Home Loan Mortgage Corporation (Freddie Mac) or non-governmental securities, commercial mortgage securities, collateralized mortgage obligations (agency and non-agency), stripped mortgage-backed securities, mortgage pass-through securities and other securities representing an interest in or secured by mortgages

*	The share class is currently not offered to the public.
12  |   J.P. Morgan Income Funds

including asset-backed securities backed by home equity loans. These securities may be structured such that payments consist of interest-only (IO), principal-only (PO) or principal and interest. The Fund may invest a significant portion or all of its assets in mortgage-backed securities in the adviser’s discretion. The Fund expects to invest no more than 10% of its assets in “sub-prime” mortgage-related securities at the time of purchase. All securities will be U.S. dollar-denominated although they may be issued by a foreign corporation or a U.S. affiliate of a foreign corporation or a foreign government or its agencies and instrumentalities. As a matter of fundamental policy, at least 65% of the Fund’s total assets will consist of bonds.
The Fund’s average weighted maturity will normally range between two and ten years. The Fund may have a longer or shorter average weighted maturity under certain market conditions and the Fund may shorten or lengthen its average weighted maturity if deemed appropriate for temporary defensive purposes. Because of the Fund’s holdings in asset-backed, mortgage-backed and similar securities, the Fund’s average weighted maturity is equivalent to the average weighted maturity of the cash flows in the securities held by the Fund given certain prepayment assumptions (also known as weighted average life).
The adviser buys and sells securities and investments for the Fund based on its view of individual securities and market sectors. Taking a long-term approach, the adviser looks for individual fixed income investments that it believes will perform well over market cycles. The adviser is value oriented and makes decisions to purchase and sell individual securities and instruments after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, duration, liquidity, legal provisions and the structure of the transaction.
The Fund’s Main Investment Risks
The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular instruments or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.
The Fund is subject to the main risks noted below, any of which may adversely affect the Fund’s performance and ability to meet its investment objective.
General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, terrorism, regulatory events and government controls.
Asset-Backed, Mortgage-Related and Mortgage-Backed Securities Risk. The Fund may invest in asset-backed, mortgage-related and mortgage-backed securities including so-called “sub-prime” mortgages that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In periods of rising interest rates, the Fund may be subject to extension risk, and may receive principal later than expected. As a result, in periods of rising interest rates, the Fund may exhibit additional volatility. During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, such securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.
Collateralized mortgage obligations (CMOs) and stripped mortgage-backed securities, including those structured as interest-only (IOs) and principal-only (POs), are more volatile and may be more sensitive to the rate of prepayments than other mortgage-related securities. The risk of default, as described under “Credit Risk”, for “sub-prime” mortgages is generally higher than other types of mortgage-backed securities. The structure of some of these securities may be complex and there may be less available information than other types of debt securities.
The Fund will be exposed to additional risk to the extent that it uses inverse floaters and inverse IOs, which are debt securities with interest rates that reset in the opposite direction from the market rate to which the security is indexed. These securities are more volatile and more sensitive to interest rate changes than other types of debt securities. If interest rates move in a manner not anticipated by the adviser, the Fund could lose all or substantially all of its investment in inverse IOs.
Prepayment Risk. The issuer of certain securities may repay principal in advance, especially when yields fall. Changes in the rate at which prepayments occur can affect the return on investment of these securities. When debt obligations are prepaid or when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher coupons, resulting in an unexpected capital loss.
July 1, 2018  |  13

JPMorgan Mortgage-Backed Securities Fund (continued)
Interest Rate Risk. The Fund’s investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may invest in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Given that the Federal Reserve has begun to raise interest rates, the Fund may face a heightened level of interest rate risk.
Credit Risk. The Fund’s investments are subject to the risk that issuers and/or counterparties will fail to make payments when due or default completely. Prices of the Fund’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Fund’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by Ginnie Mae, Fannie Mae, or Freddie Mac). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government-related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government-related organizations may not have the funds to meet their payment obligations in the future.
Foreign Issuer Risks. U.S. dollar-denominated securities of foreign issuers or U.S. affiliates of foreign issuers may be subject to additional risks not faced by domestic issuers. These risks include political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, and regulatory issues facing issuers in such foreign countries. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.
Geographic Focus Risk. The Fund may focus its investments in one or more regions or small groups of countries. As a result, the Fund’s performance may be subject to greater volatility than a more geographically diversified fund.
Industry and Sector Focus Risk. At times, the Fund may increase the relative emphasis of its investments in a particular industry or sector. The prices of securities of issuers in a particular industry or sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the Fund increases the relative emphasis of its investments in a particular industry or sector, its shares’ values may fluctuate in response to events affecting that industry or sector.
Transactions Risk. The Fund could experience a loss and its liquidity may be negatively impacted when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices. Similarly, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.
You could lose money investing in the Fund.
The Fund’s Past Performance
This section provides some indication of the risks of investing in the Fund. Because Class T Shares have not yet commenced operations as of the date of this prospectus, the bar chart shows how the performance of the Fund’s Class A Shares (which are not offered in this prospectus) has varied from year to year for the past ten calendar years. The table shows the average annual total returns for the past one year, five years, and ten years. The table compares that performance to the Bloomberg Barclays U.S. MBS Index and the Lipper U.S. Mortgage Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111. The

14  |   J.P. Morgan Income Funds

performance figures in the bar chart do not reflect any deduction for the front-end sales charge, which is assessed on Class A Shares. If the sales charge were reflected, the performance figures would have been lower.
YEAR-BY-YEAR RETURNS – CLASS A SHARES*
*	The performance of Class T Shares would be substantially similar to the performance of Class A Shares because the Fund is invested in the same group of securities and the annual returns would differ only to the extent that the classes do not have the same expenses.

Best Quarter	3rd quarter, 2009	4.66%
Worst Quarter	4th quarter, 2016	-1.71%
The Fund’s year-to-date total return through 3/31/18 was -0.55%.
AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2017)
	Past 1 Year	Past 5 Years	Past 10 Years
CLASS A SHARES
Return Before Taxes	-1.03%	1.23%	4.15%
Return After Taxes on Distributions	-2.24	0.05	2.66
Return After Taxes on Distributions and Sale of Fund Shares	-0.59	0.40	2.60
Bloomberg Barclays U.S. MBS Index
(Reflects No Deduction for Fees, Expenses, or Taxes)	2.47	2.04	3.84
Lipper U.S. Mortgage Funds Index
(Reflects No Deduction for Taxes)	3.00	2.19	3.86
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Management
J.P. Morgan Investment Management Inc.
Portfolio Manager	Managed Fund Since	Primary Title with Investment Adviser
Richard Figuly	2015	Managing Director
Michael Sais	2005	Managing Director
Purchase and Sale of Fund Shares
Purchase minimums
For Class T Shares
To establish an account	$1,000
To add to an account	$50
In general, you may purchase or redeem shares on any business day:
•	Through your Financial Intermediary
Tax Information
The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
July 1, 2018  |  15

JPMorgan Strategic Income Opportunities Fund
Class/Ticker: T/*
What is the goal of the Fund?
The Fund seeks to provide high total return.
Fees and Expenses of the Fund
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class T Shares if you invest at least $250,000 in the Fund. More information about these and other discounts is available from your financial intermediary and in “Investing with J.P. Morgan Funds — SALES CHARGES AND FINANCIAL INTERMEDIARY COMPENSATION” on page 58 of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” in Appendix A to Part II of the Statement of Additional Information.
SHAREHOLDER FEES (Fees paid directly from your investment)
Class T
Maximum Sales Charge (Load) Imposed on Purchases as a % of the Offering Price	2.50%
Maximum Deferred Sales Charge (Load) as a % of Original Cost of the Shares	NONE
“Acquired Fund Fees and Expenses” are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, including affiliated money market funds, other mutual funds, exchange-traded funds and business development companies. The impact of Acquired Fund Fees and Expenses is included in the total returns of the Fund. Acquired Fund Fees and Expenses are not direct costs of the Fund, are not used to calculate the Fund’s net asset value per share and are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Fund’s prospectus.
ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Class T
Management Fees	0.45%
Distribution (Rule 12b-1) Fees	0.25
Other Expenses	0.37
Dividend Expense on Short Sales	0.02
Service Fees	0.25
Remainder of Other Expenses[1]	0.10
Acquired Fund Fees and Expenses[1]	0.05
Total Annual Fund Operating Expenses	1.12
Fee Waivers and/or Expense Reimbursements[2]	(0.08)
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[2]	1.04
1	"Remainder of Other Expenses" and "Acquired Fund Fees and Expenses" are based on estimated amounts for the current fiscal year.
2	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 1.00% of the average daily net assets of the Class T Shares. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 6/30/19, at which time the adviser and/or its affiliates will determine whether to renew or revise them.

*	The share class is currently not offered to the public.
16  |   J.P. Morgan Income Funds

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 6/30/19 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS T SHARES ($)	353	589	844	1,572
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate (including short sales) was 58% of the average value of its portfolio.
What are the Fund’s main investment strategies?
The Fund has an absolute return orientation which means that it is not managed relative to an index. The Fund attempts to achieve a positive total return in diverse market environments over time. In connection with this strategy, the Fund has flexibility to allocate its assets among a broad range of fixed income securities and derivatives as well as in a single or limited number of strategies/sectors including cash, money market instruments (including money market funds) and shortterm investments. In particular, the Fund may invest all or substantially all of its assets in cash and short-term investments consistent with its absolute return orientation. Total return is a combination of capital appreciation and current income. “Strategic” in the Fund’s name means that the Fund, in addition to seeking current income as an element of total return, will also seek capital appreciation as an element of total return. The Fund may invest in a wide range of debt securities of issuers from the U.S. and other markets, both developed and emerging, as well as derivatives. Investments may be issued or guaranteed by a wide variety of entities including governments and their agencies, corporations, financial institutions and supranational organizations that the Fund believes have the potential to provide a high total return over time. The Fund may also invest in convertible securities, preferred securities, and equity securities that the adviser believes will produce income or generate return.
The Fund may also use futures contracts, options, swaps, and foreign currency transactions for hedging, risk management, or to attempt to increase income and gain to the Fund. Swaps may be structured as credit default swaps (CDSs) on individual securities or a basket or index of securities, interest rate swaps, total return swaps and price lock swaps.
Although the Fund may invest up to 100% of its total assets in securities that are rated below investment grade (junk bonds) or the unrated equivalent, the Fund will generally invest at least 25% of the Fund’s total assets in securities that, at the time of purchase, are rated investment grade or better or the unrated equivalent.
The adviser uses the following six strategy/sector allocations in managing the Fund.
•	Cash — includes cash, money market instruments, and other short-term investments of high quality.
•	Rates management — includes traditional fixed income securities as well as derivatives to actively manage duration, yields and the effect changes in interest rates may have.
•	Credit securities — includes the full spectrum of investment and non-investment grade debt securities. Ordinarily, the Fund will invest no more than 75% of its total assets in credit securities.
•	Relative value strategies — includes fixed income relative value strategies such as credit-oriented trades, mortgage dollar rolls, derivatives, long/short strategies, and other combinations of fixed income securities and derivatives.
•	Foreign and emerging market securities — includes the full range of securities of issuers from developed and emerging markets. Ordinarily, the Fund will invest no more than 50% of its total assets in foreign and emerging market securities.
•	Non-traditional income — includes convertible securities, preferred securities, and equity stocks that the adviser believes will produce income or generate return. Ordinarily, the Fund will invest no more than 35% of its total assets in such securities.
In buying and selling investments for the Fund, the adviser uses both security selection and derivatives to adjust allocations among each of the above strategies/sectors with an absolute return orientation. For each strategy/sector, sector specialists provide security research and recommendations to the lead portfolio managers. The Fund’s investments will not necessarily be allocated among all six strategies/sectors at any given time. Rather, the Fund uses a flexible asset allocation approach that permits the adviser to invest in a single strategy/sector or only a few strategies/sectors, consistent with the limitations identified above. Due to the Fund’s flexible allocation approach, the Fund’s risk exposure may vary and a risk associated with an
July 1, 2018  |  17

JPMorgan Strategic Income Opportunities Fund (continued)
individual strategy/sector may become more pronounced when the Fund utilizes a single strategy/sector or only a few strategies/sectors.
Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund uses derivatives structured as futures, options, swaps and price locks as part of its rate management and relative value strategies and to gain or adjust exposure to markets, sectors, securities, and currencies. The Fund uses CDSs to initiate long exposures (overweights) in areas of the market that the adviser believes are attractively valued and short positions (underweights) in areas that the adviser believes are not attractive from a valuation perspective. In certain market environments, the Fund may use interest rate swaps and futures contracts to help protect its portfolio from interest rate risk. The Fund may also utilize foreign currency transactions including currency options and forward foreign currency contracts to hedge non-dollar investments or to establish or adjust exposure to particular foreign securities, markets or currencies.
The Fund may also use derivatives either alone or in combination with securities as part of its “relative value” strategies. Relative value strategies seek to exploit pricing discrepancies between individual securities or market sectors. The Fund’s relative value strategies use combinations of securities and investments and include: (1) credit-oriented trades such as purchasing a CDS related to one bond or set of bonds and selling a CDS on a similar bond or set of bonds, (2) mortgage-dollar rolls in which the Fund sells mortgage-backed securities and the same time contracts to buy back very similar securities on a future date, (3) long/short strategies such as selling a bond with one maturity and buying a bond with a different maturity to take advantage of the yield/return between the maturity dates, and (4) other combinations of fixed income securities and derivatives.
The Fund may invest in mortgage-related securities issued by governmental entities, certain issuers identified with the U.S. government and private issuers. These may include investments in collateralized mortgage obligations, principal-only and interest-only stripped mortgage-backed securities and mortgage pass-through securities including mortgage TBAs. The Fund may also invest in asset-backed securities, structured investments, credit risk transfer securities and credit-linked notes issued by government-related organizations.
The Fund may invest in a broad variety of securities issued by the U.S. government and its agencies and instrumentalities including U.S. Treasury securities, treasury receipts and obligations and securities issued or guaranteed by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac).
The Fund may enter into dollar rolls, in which the Fund sells mortgage-backed securities including mortgage TBAs and at the same time contracts to buy back very similar securities on a future date. The Fund may also sell mortgage TBAs short.
The Fund may invest in loan assignments and participations (Loans), and commitments to purchase loan assignments (Unfunded Commitments). Loans will typically consist of senior floating rate loans (Senior Loans), but may also include secured and unsecured loans, second lien loans or more junior (Junior Loans) and bridge loans. The Fund may invest in common shares or preferred shares of unaffiliated closed-end funds.
The Fund may invest any portion of its total assets in cash and cash equivalents.
The Fund may invest in exchange traded funds (ETFs) in order to gain exposure to particular foreign markets or asset classes. The ETFs in which the Fund may invest include registered investment companies that seek to track the performance of a particular market index or security. These indexes include not only broad-based market indexes but more specific indexes as well, including those relating to particular sectors, markets, regions or industries.
The Fund may invest in municipal securities and inflation-linked securities such as Treasury Inflation Protected Securities (TIPS).
The Fund’s Main Investment Risks
The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular instruments or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.
The Fund is subject to the main risks noted below, any of which may adversely affect the Fund’s performance and ability to meet its investment objective.
General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, terrorism, regulatory events and government controls.

18  |   J.P. Morgan Income Funds

Interest Rate Risk. The Fund’s investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may invest in variable and floating rate Loans and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate Loans and other securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Given that the Federal Reserve has begun to raise interest rates, the Fund may face a heightened level of interest rate risk.
Credit Risk. The Fund’s investments are subject to the risk that issuers and/or counterparties will fail to make payments when due or default completely. Prices of the Fund’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Fund’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
High Yield Securities and Loan Risk. The Fund invests in instruments including junk bonds, Loans and instruments that are issued by companies that are highly leveraged, less creditworthy or financially distressed. These investments are considered to be speculative and may be subject to greater risk of loss, greater sensitivity to economic changes, valuation difficulties and potential illiquidity. Such investments may be subject to additional risks including subordination to other creditors, no collateral or limited rights in collateral, lack of a regular trading market, extended settlement periods, liquidity risks, prepayment risks, potentially less protection under the federal securities laws and lack of publicly available information. Loans that are deemed to be liquid at the time of purchase may become illiquid.
No active trading market may exist for some Loans and other instruments and certain investments may be subject to restrictions on resale. In addition, the settlement period for Loans is uncertain as there is no standardized settlement schedule applicable to such investments. Certain Loans may take more than seven days to settle. The inability to dispose of the Fund’s securities and other investments in a timely fashion could result in losses to the Fund. Because some instruments may have a more limited secondary market, liquidity and valuation risk is more pronounced for the Fund than for funds that invest primarily in other types of fixed income instruments or equity securities. When Loans and other instruments are prepaid, the Fund may have to reinvest in instruments with a lower yield or fail to recover additional amounts (i.e., premiums) paid for these instruments, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Certain Loans may not be considered securities under the federal securities laws and, therefore, investments in such Loans may not be subject to certain protections under those laws. In addition, the adviser may not have access to material non-public information to which other investors may have access.
Foreign Securities and Emerging Markets Risk. Investments in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, liquidity risks, and less stringent investor protection and disclosure standards of foreign markets. In certain markets where securities and other instruments are not traded “delivery versus payment,” the Fund may not receive timely payment for securities or other instruments it has delivered or receive delivery of securities paid for and may be subject to increased risk that the counterparty will fail to make payments or deliver when due or default completely. The Fund may focus its investments in a single country or small group of countries and be subject to greater volatility than a more geographically diversified fund.
Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. These risks are magnified in “emerging markets”. Emerging market countries typically have less-established market economies than developed countries and may face greater social, economic, regulatory and political uncertainties. In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers.
Geographic Focus Risk. The Fund may focus its investments in one or more regions or small groups of countries. As a result, the Fund’s performance may be subject to greater volatility than a more geographically diversified fund.
Currency Risk. Changes in foreign currency exchange rates will affect the value of the Fund’s securities and the price of the Fund’s shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment impacted by that currency loses value because that currency is worth less U.S. dollars. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets, may be riskier than other types of investments and may increase the volatility of the Fund.
July 1, 2018  |  19

JPMorgan Strategic Income Opportunities Fund (continued)
Although the Fund may attempt to hedge its currency exposure into the U.S. dollar, it may not be successful in reducing the effects of currency fluctuations. The Fund may also hedge from one foreign currency to another. In addition, the Fund’s use of currency hedging may not be successful and the use of such strategies may lower the Fund’s potential returns.
Derivatives Risk. Derivatives, including futures, options, swaps, price locks, credit default swaps and foreign currency transactions, may be riskier than other types of investments and may increase the volatility of the Fund. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s original investment. Derivatives expose the Fund to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligations (and includes credit risk associated with the counterparty). Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund to risks of mispricing or improper valuation. Certain of the Fund’s transactions in foreign currency derivatives and other derivatives could also affect the amount, timing and character of distributions to shareholders which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns.
Options Risk. There are significant differences between the securities and options markets that could result in an imperfect correlation between these markets and even a well conceived transaction may be unsuccessful because of market behavior or unexpected events. Options may be volatile and there can no assurance that a liquid secondary market will exist for any particular option at any particular time, even if the contract is traded on an exchange. Exchanges may halt trading in options thereby making it impossible for the Fund to enter into or close out option positions and impairing the Fund’s access to assets held to cover such options positions. The Fund may also be at risk that counterparties entering into an option transaction will not fulfill their obligations, particularly when the Fund utilizes over-the-counter options.
Strategy Risk. The Fund may use relative value and other strategies that combine derivatives and/or securities to manage duration, sector and yield curve exposure and credit and spread volatility. There is no guarantee that these strategies will succeed and their use may subject the Fund to greater volatility and loss. Relative value strategies involve complex securities transactions that involve risks in addition to direct investments in securities including leverage risk and the risks described under “Derivatives Risk”.
Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.
Convertible Securities Risk. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities.
Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by Ginnie Mae, Fannie Mae, or Freddie Mac). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government-related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government-related organizations may not have the funds to meet their payment obligations in the future.
Asset-Backed, Mortgage-Related and Mortgage-Backed Securities Risk. The Fund may invest in asset-backed, mortgage-related and mortgage-backed securities including so-called “sub-prime” mortgages, credit risk transfer securities and credit-linked notes issued by government-related organization that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In periods of rising interest rates, the Fund may be subject to extension risk, and may receive principal later than expected. As a result, in periods of rising interest rates, the Fund may exhibit additional volatility. During periods of difficult or frozen credit markets, significant

20  |   J.P. Morgan Income Funds

changes in interest rates, or deteriorating economic conditions, such securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.
Collateralized mortgage obligations (CMOs) and stripped mortgage-backed securities, including those structured as interest-only (IOs) and principal-only (POs), are more volatile and may be more sensitive to the rate of prepayments than other mortgage-related securities. The risk of default, as described under “Credit Risk”, for “sub-prime” mortgages is generally higher than other types of mortgage-backed securities. The structure of some of these securities may be complex and there may be less available information than other types of debt securities.
Credit risk transfer securities and credit-linked notes are general obligations issued by a government-related organization or SPV, respectively, and are unguaranteed. Unlike mortgage-backed securities, investors in credit risk transfer securities and credit-linked notes issued by a government-related organization have not recourse to the underlying mortgage loans. In addition, some or all of the mortgage default risk associated with the underlying mortgage loans is transferred to the noteholder. There can be no assurance that losses will not occur on an investment. These investments are also subject to the risks described under “Prepayment Risk.” Below.
Prepayment Risk. The issuer of certain securities may repay principal in advance, especially when yields fall. Changes in the rate at which prepayments occur can affect the return on investment of these securities. When debt obligations are prepaid or when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher coupons, resulting in an unexpected capital loss.
Mortgage Dollar Roll Risk. The Fund may enter into mortgage dollar rolls involving mortgage pass-through securities including mortgage TBAs and other mortgage-backed securities. During the period between the sale and repurchase in a mortgage dollar roll transaction, the Fund will not be entitled to receive interest and principal payments on the securities sold. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the Fund’s right to repurchase or sell securities may be limited. Short sales of mortgage TBAs and mortgage dollar rolls may be subject to leverage risks as described under “Derivatives Risk.” In addition, mortgage dollar rolls may increase interest rate risk and result in an increased portfolio turnover rate which increases costs and may increase taxable gains.
Investment Company Risk. Shareholders bear both their proportionate share of the Fund’s expenses and similar expenses of another investment company.
High Portfolio Turnover Risk. The Fund will likely engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term capital gains that will generally be taxable to shareholders as ordinary income.
Investment Company and ETF Risks. The Fund may invest in ETFs and other investment companies, including common shares and preferred shares of closed-end funds. Shareholders will indirectly bear the expenses charged by the underlying funds. Certain ETFs and other underlying funds may not be actively managed. Securities may be purchased, held and sold by such funds when an actively managed fund would not do so. ETFs and closed-end investment companies may trade at a price below their net asset value (also known as a discount).
Municipal Securities Risk. The risk of a municipal security generally depends on the financial and credit status of the issuer. Changes in a municipality’s financial health may make it difficult for the municipality to make interest and principal payments when due. This could decrease the Fund’s income or hurt the ability to preserve capital and liquidity. Under some circumstances, municipal securities might not pay interest unless the state legislature or municipality authorizes money for that purpose.
Inflation-Linked Security Risk. Inflation-linked debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of an inflation-linked security tends to decline when real interest rates increase. Unlike conventional bonds, the principal and interest payments of inflation-linked securities such as TIPS are adjusted periodically to a specified rate of inflation (e.g., Non-Seasonally Adjusted Consumer Price Index for all Urban Consumers (CPI-U)). There can be no assurance that the inflation index used will accurately measure the real rate of inflation. These securities may lose value in the event that the actual rate of inflation is different than the rate of the inflation index.
Industry and Sector Focus Risk. At times, the Fund may increase the relative emphasis of its investments in a particular industry or sector. The prices of securities of issuers in a particular industry or sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the Fund increases the relative emphasis of its investments in a particular industry or sector, its shares’ values may fluctuate in response to events affecting that industry or sector.
Risk Associated with the Fund holding Cash, Money Market Instruments and Other Short-Term Investments. The Fund will, at times, hold assets in cash, money market instruments and other short-term investments, which may hurt the Fund’s performance. These positions may also subject the Fund to additional risks and costs.
July 1, 2018  |  21

JPMorgan Strategic Income Opportunities Fund (continued)
Transactions Risk. The Fund could experience a loss and its liquidity may be negatively impacted when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices. Similarly, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.
You could lose money investing in the Fund.
The Fund’s Past Performance
This section provides some indication of the risks of investing in the Fund. Because Class T Shares have not yet commenced operations as of the date of this prospectus, the bar chart shows how the performance of the Fund’s Class A Shares (which are not offered in this prospectus) has varied from year to year for the past nine calendar years. The table shows the average annual total returns for the past one year, five years and life of the Fund. The table compares that performance to the Bloomberg Barclays U.S. Universal Index, the ICE BofAML 3-Month US Treasury Bill Index, and the Lipper Alternative Credit Focus Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other indexes, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111. The performance figures in the bar chart do not reflect any deduction for the front-end sales charge, which is assessed on Class A Shares. If the sales charge were reflected, the performance figures would have been lower.
YEAR-BY-YEAR RETURNS – CLASS A SHARES*
*	The performance of Class T Shares would be substantially similar to the performance of Class A Shares because the Fund is invested in the same group of securities and the annual returns would differ only to the extent that the classes do not have the same expenses.

Best Quarter	2nd quarter, 2009	10.00%
Worst Quarter	3rd quarter, 2011	-4.54%
The Fund’s year-to-date total return through 3/31/18 was 0.21%.
AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2017)
	Past 1 Year	Past 5 Years	Life of Fund (since 10/10/2008)
CLASS A SHARES
Return Before Taxes	-0.78%	1.60%	4.58%
Return After Taxes on Distributions	-2.04	0.41	3.26
Return After Taxes on Distributions and Sale of Fund Shares	-0.45	0.67	3.02
Bloomberg Barclays U.S. Universal Index
(Reflects No Deduction for Fees, Expenses, or Taxes)	4.09	2.50	4.99
ICE BofAML 3-Month US Treasury Bill Index
(Reflects No Deduction for Fees, Expenses, or Taxes)	0.86	0.27	0.22
Lipper Alternative Credit Focus Funds Index
(Reflects No Deduction for Taxes)	4.67	1.68	3.00 [1]
1	The benchmark commenced operations on 9/30/11. Performance for the benchmark is for 9/30/11.

22  |   J.P. Morgan Income Funds

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Management
J.P. Morgan Investment Management Inc.
Portfolio Manager	Managed Fund Since	Primary Title with Investment Adviser
William Eigen	2008	Managing Director
Jarred Sherman	2009	Managing Director
Jeffrey Wheeler	2015	Managing Director
Purchase and Sale of Fund Shares
Purchase minimums
For Class T Shares
To establish an account	$1,000
To add to an account	$50
In general, you may purchase or redeem shares on any business day:
•	Through your Financial Intermediary
Tax Information
The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
July 1, 2018  |  23

JPMorgan Total Return Fund
Class/Ticker: T/*
What is the goal of the Fund?
The Fund seeks to provide high total return.
Fees and Expenses of the Fund
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class T Shares if you invest at least $250,000 in the Funds. More information about these and other discounts is available from your financial intermediary and in “Investing with J.P. Morgan Funds — SALES CHARGES AND FINANCIAL INTERMEDIARY COMPENSATION” on page 58 of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” in Appendix A to Part II of the Statement of Additional Information.
SHAREHOLDER FEES (Fees paid directly from your investment)
Class T
Maximum Sales Charge (Load) Imposed on Purchases as a % of the Offering Price	2.50%
Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares	NONE
“Acquired Fund Fees and Expenses” are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, including affiliated money market funds, other mutual funds, exchange-traded funds and business development companies. The impact of Acquired Fund Fees and Expenses is included in the total returns of the Fund. Acquired Fund Fees and Expenses are not direct costs of the Fund, are not used to calculate the Fund’s net asset value per share and are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Fund’s prospectus.
ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Class T
Management Fees	0.30%
Distribution (Rule 12b-1) Fees	0.25
Other Expenses	0.44
Service Fees	0.25
Remainder of Other Expenses[1]	0.19
Acquired Fund Fees and Expenses[1]	0.03
Total Annual Fund Operating Expenses	1.02
Fee Waivers and/or Expense Reimbursements[2]	(0.35)
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[2]	0.67
1	"Remainder of Other Expenses" and "Acquired Fund Fees and Expenses" are based on estimated amounts for the current fiscal year.
2	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 0.66% of the average daily net assets of the Class T Shares. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 6/30/19, at which time the adviser and/or its affiliates will determine whether to renew or revise them.

*	The share class is currently not offered to the public.
24  |   J.P. Morgan Income Funds

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 6/30/19 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS T SHARES ($)	317	533	766	1,436
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate (including short sales) was 393% of the average value of its portfolio.
What are the Fund’s main investment strategies?
The Fund has wide latitude to invest in all types of debt securities that the adviser believes have the potential to provide a high total return over time. As part of its principal investment strategy, the Fund may invest in corporate bonds, U.S. treasury obligations and other U.S. government and agency securities, asset-backed, mortgage-related and mortgage-backed securities and structured investments. Mortgage-related and mortgage-backed securities may be structured as adjustable rate mortgage loans, collateralized mortgage obligations (agency and non-agency), stripped mortgage-backed securities (interest-only or principal-only), commercial mortgage-backed securities, and mortgage pass-through securities including mortgage TBAs. These securities may be of any maturity.
The Fund may invest a significant portion or all of its assets in mortgage-backed securities in the adviser’s discretion. The Fund may invest a significant amount of its assets in sub-prime mortgage-related securities. The Fund may enter into dollar rolls, in which the Fund sells mortgage-backed securities including mortgage TBAs and at the same time contracts to buy back very similar securities on a future date. The Fund may also sell mortgage TBAs short.
Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund uses derivatives structured as futures, options, swaps and price locks to help manage duration, sector and yield curve exposure and credit and spread volatility. Swaps may be structured as credit default swaps (CDSs) on individual securities, a basket or index of securities, interest rate swaps, total return swaps and price lock swaps. The Fund uses CDSs to initiate long exposures (overweights) in areas of the market that the adviser believes are attractively valued and short positions (underweights) in areas that the adviser believes are not attractive from a valuation perspective. In certain market environments, the Fund may use interest rate swaps and futures contracts to help protect its portfolio from interest rate risk. The Fund may also utilize foreign currency transactions including currency options and forward foreign currency contracts to hedge non-dollar investments or to establish or adjust exposure to particular foreign securities, markets or currencies.
The Fund may also use derivatives either alone or in combination with securities as part of its “relative value” strategies. Relative value strategies seek to exploit pricing discrepancies between individual securities or market sectors. The Fund’s relative value strategies use combinations of securities and investments and include: (1) credit-oriented trades such as purchasing a CDS related to one bond or set of bonds and selling a CDS on a similar bond or set of bonds, (2) mortgage-dollar rolls in which the Fund sells mortgage-backed securities and the same time contracts to buy back very similar securities on a future date, (3) long/short strategies such as selling a bond with one maturity and buying a bond with a different maturity to take advantage of the yield/return between the maturity dates, and (4) other combinations of fixed income securities and derivatives.
Up to 35% of the Fund’s total assets may be invested in foreign securities, including emerging markets debt securities. Up to 25% of the Fund’s total assets may be invested in non-dollar denominated securities. Such investments may be issued or guaranteed by a wide variety of entities including governments and their agencies and instrumentalities, corporations, financial institutions and supranational organizations.
Under normal circumstances, 65% of the Fund’s net assets will be invested in securities that, at the time of purchase, are rated investment grade (or the unrated equivalent). Up to 35% of the Fund’s net assets may be invested in securities rated below investment grade (junk bonds) including so called “distressed debt”. Distressed debt includes securities of issuers experiencing financial or operating difficulties, securities where the issuer has defaulted in the payment of interest or principal or in the performance of its covenants or agreements, securities of issuers that may be involved in bankruptcy proceedings,
July 1, 2018  |  25

JPMorgan Total Return Fund (continued)
reorganizations or financial restructurings or securities of issuers operating in troubled industries. The Fund may also invest in securities that are unrated but are deemed by the adviser to be of comparable quality.
The Fund may invest in securities issued by the U.S. government and its agencies and instrumentalities including U.S. Treasury securities, treasury receipts and obligations and securities. The Fund may also invest in inflation-linked debt securities of varying maturities issued by the U.S. government, its agencies and instrumentalities such as Treasury Inflation Protected Securities (TIPS) or issued by other entities such as corporations, foreign governments and other foreign issuers.
The Fund may invest in loan assignments and participations (Loans) and commitments to purchase loan assignments. Loans will typically consist of senior floating rate loans, but may also include secured and unsecured loans, second lien loans or more junior (Junior Loans) and bridge loans. Loans may be issued by obligors in the U.S. or in foreign or emerging markets. As part of its principal investment strategy, the Fund may invest any portion of its total assets in cash and cash equivalents.
The adviser buys and sells investments for the Fund by analyzing both individual securities and different market sectors within broader interest rate, investment and sector themes established by the adviser’s macro team. The adviser looks for individual investments that it believes will perform well over market cycles based on a risk/reward evaluation of interest rate risk, credit risk, legal provisions and the structure of the transaction.
The Fund’s Main Investment Risks
The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular instruments or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.
The Fund is subject to the main risks noted below, any of which may adversely affect the Fund’s performance and ability to meet its investment objective.
General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, terrorism, regulatory events and government controls.
Interest Rate Risk. The Fund’s investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may invest in variable and floating rate Loans and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate Loans and other securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Given that the Federal Reserve has begun to raise interest rates, the Fund may face a heightened level of interest rate risk.
Credit Risk. The Fund’s investments are subject to the risk that issuers and/or counterparties will fail to make payments when due or default completely. Prices of the Fund’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Fund’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
Derivatives Risk. Derivatives, including futures, options, swaps, forward foreign currency contracts and price locks, may be riskier than other types of investments and may increase the volatility of the Fund. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s original investment. Derivatives expose the Fund to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligations (and includes credit risk associated with the counterparty). Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund to risks of mispricing or improper valuation. Certain of the Fund’s transactions in foreign currency derivatives and other derivatives could also affect the amount, timing and character of distributions to shareholders which may result in the Fund realizing more short-term capital gain and ordinary income subject

26  |   J.P. Morgan Income Funds

to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns.
Strategy Risk. The Fund may use relative value and other strategies that combine derivatives and/or securities to manage duration, sector and yield curve exposure and credit and spread volatility. There is no guarantee that these strategies will succeed and their use may subject the Fund to greater volatility and loss. Relative value strategies involve complex securities transactions that involve risks in addition to direct investments in securities including leverage risk and the risks described under “Derivatives Risk”.
Foreign Securities and Emerging Markets Risk. Investments in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, liquidity risks, and less stringent investor protection and disclosure standards of foreign markets. In certain markets where securities and other instruments are not traded “delivery versus payment,” the Fund may not receive timely payment for securities or other instruments it has delivered or receive delivery of securities paid for and may be subject to increased risk that the counterparty will fail to make payments or delivery when due or default completely.
Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. These risks are magnified in “emerging markets”. Emerging market countries typically have less-established market economies than developed countries and may face greater social, economic, regulatory and political uncertainties. In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers.
Geographic Focus Risk. The Fund may focus its investments in one or more regions or small groups of countries. As a result, the Fund’s performance may be subject to greater volatility than a more geographically diversified fund.
Currency Risk. Changes in foreign currency exchange rates will affect the value of the Fund’s securities and the price of the Fund’s shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment impacted by that currency loses value because that currency is worth less U.S. dollars. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets, may be riskier than other types of investments and may increase the volatility of the Fund. Although the Fund may attempt to hedge its currency exposure into the U.S. dollar, it may not be successful in reducing the effects of currency fluctuations. The Fund may also hedge from one foreign currency to another. In addition, the Fund’s use of currency hedging may not be successful and the use of such strategies may lower the Fund’s potential returns.
High Yield Securities and Loan Risk. The Fund invests in instruments including junk bonds, Loans and instruments that are issued by companies that are highly leveraged, less creditworthy or financially distressed. These investments are considered to be speculative and may be subject to greater risk of loss, greater sensitivity to economic changes, valuation difficulties and potential illiquidity. Such investments may be subject to additional risks including subordination to other creditors, no collateral or limited rights in collateral, lack of a regular trading market, extended settlement periods, liquidity risks, prepayment risks, potentially less protection under the federal securities laws and lack of publicly available information. Loans that are deemed to be liquid at the time of purchase may become illiquid.
No active trading market may exist for some Loans and other instruments and certain investments may be subject to restrictions on resale. In addition, the settlement period for Loans is uncertain as there is no standardized settlement schedule applicable to such investments. Certain Loans may take more than seven days to settle. The inability to dispose of the Fund’s securities and other investments in a timely fashion could result in losses to the Fund. Because some instruments may have a more limited secondary market, liquidity and valuation risk is more pronounced for the Fund than for funds that invest primarily in other types of fixed income instruments or equity securities. When Loans and other instruments are prepaid, the Fund may have to reinvest in instruments with a lower yield or fail to recover additional amounts (i.e., premiums) paid for these instruments, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Certain Loans may not be considered securities under the federal securities laws and, therefore, investments in such Loans may not be subject to certain protections under those laws. In addition, the adviser may not have access to material non-public information to which other investors may have access.
Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae) or the Federal Home Loan Mortgage Corporation (Freddie Mac)). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity
July 1, 2018  |  27

JPMorgan Total Return Fund (continued)
and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government-related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government-related organizations may not have the funds to meet their payment obligations in the future.
Asset-Backed, Mortgage-Related and Mortgage-Backed Securities Risk. The Fund may invest in asset-backed, mortgage-related and mortgage-backed securities including so-called “sub-prime” mortgages that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In periods of rising interest rates, the Fund may be subject to extension risk, and may receive principal later than expected. As a result, in periods of rising interest rates, the Fund may exhibit additional volatility. During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, such securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.
Collateralized mortgage obligations (CMOs) and stripped mortgage-backed securities, including those structured as interest-only (IOs) and principal-only (POs), are more volatile and may be more sensitive to the rate of prepayments than other mortgage-related securities. The risk of default, as described under “Credit Risk”, for “sub-prime” mortgages is generally higher than other types of mortgage-backed securities. The structure of some of these securities may be complex and there may be less available information than other types of debt securities.
Prepayment Risk. The issuer of certain securities may repay principal in advance, especially when yields fall. Changes in the rate at which prepayments occur can affect the return on investment of these securities. When debt obligations are prepaid or when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher coupons, resulting in an unexpected capital loss.
Mortgage Dollar Roll Risk. The Fund may enter into mortgage dollar rolls involving mortgage pass-through securities including mortgage TBAs and other mortgage-backed securities. During the period between the sale and repurchase in a mortgage dollar roll transaction, the Fund will not be entitled to receive interest and principal payments on the securities sold. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the Fund’s right to repurchase or sell securities may be limited. Short sales of mortgage TBAs and mortgage dollar rolls may be subject to leverage risks as described under “Derivatives Risk.” In addition, mortgage dollar rolls may increase interest rate risk and result in an increased portfolio turnover rate which increases costs and may increase taxable gains.
Inflation-Linked Security Risk. Inflation-linked debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of an inflation-linked security tends to decline when real interest rates increase. Unlike conventional bonds, the principal and interest payments of inflation-linked securities such as TIPS are adjusted periodically to a specified rate of inflation (e.g., Non-Seasonally Adjusted Consumer Price Index for all Urban Consumers (CPI-U)). There can be no assurance that the inflation index used will accurately measure the real rate of inflation. These securities may lose value in the event that the actual rate of inflation is different than the rate of the inflation index.
Options Risk. There are significant differences between the securities and options markets that could result in an imperfect correlation between these markets and even a well conceived transaction may be unsuccessful because of market behavior or unexpected events. Options may be volatile and there can be no assurance that a liquid secondary market will exist for any particular option at any particular time, even if the contract is traded on an exchange. Exchanges may halt trading in options thereby making it impossible for the Fund to enter into or close out option positions and impairing the Fund’s access to assets held to cover such options positions. The Fund may also be at risk that counterparties entering into an option transaction will not fulfill their obligations, particularly when the Fund utilizes over-the-counter options.
High Portfolio Turnover Risk. The Fund will likely engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term capital gains that will generally be taxable to shareholders as ordinary income.
Industry and Sector Focus Risk. At times, the Fund may increase the relative emphasis of its investments in a particular industry or sector. The prices of securities of issuers in a particular industry or sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the Fund increases the relative emphasis of its investments in a particular industry or sector, its shares’ values may fluctuate in response to events affecting that industry or sector.

28  |   J.P. Morgan Income Funds

Risk Associated with the Fund holding Cash, Money Market Instruments and Other Short-Term Investments. The Fund will, at times, hold assets in cash, money market instruments and other short-term investments, which may hurt the Fund’s performance. These positions may also subject the Fund to additional risks and costs.
Transactions Risk. The Fund could experience a loss and its liquidity may be negatively impacted when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices. Similarly, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.
You could lose money investing in the Fund.
The Fund’s Past Performance
This section provides some indication of the risks of investing in the Fund. Because Class T Shares have not yet commenced operations as of the date of this prospectus, the bar chart shows how the performance of the Fund’s Class A Shares (which are not offered in this prospectus) has varied from year to year for the past nine calendar years. The table shows the average annual total returns for the past one year, five years and life of the Fund. The table compares that performance to the Bloomberg Barclays U.S. Aggregate Index and the Lipper Core Plus Bond Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other indexes, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111. The performance figures in the bar chart do not reflect any deduction for the front-end sales charge, which is assessed on Class A Shares. If the sales charge were reflected, the performance figures would have been lower.
YEAR-BY-YEAR RETURNS – CLASS A SHARES*
*	The performance of Class T Shares would be substantially similar to the performance of Class A Shares because the Fund is invested in the same group of securities and the annual returns would differ only to the extent that the classes do not have the same expenses.

Best Quarter	3rd quarter, 2009	7.61%
Worst Quarter	4th quarter, 2016	-2.43%
The Fund’s year-to-date total return through 3/31/18 was -1.66%.
AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2017)
	Past 1 Year	Past 5 Years	Life of Fund (since 06/16/2008)
CLASS A SHARES
Return Before Taxes	0.24%	1.85%	5.06%
Return After Taxes on Distributions	-0.81	0.44	3.06
Return After Taxes on Distributions and Sale of Fund Shares	0.13	0.77	3.15
Bloomberg Barclays U.S. Aggregate Index
(Reflects No Deduction for Fees, Expenses, or Taxes)	3.54	2.10	4.21
Lipper Core Plus Bond Funds Index
(Reflects No Deduction for Taxes)	4.62	2.61	5.10 [1]
1	The Fund commenced operations on 6/16/08. Performance for the benchmark is for 6/30/08.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from
July 1, 2018  |  29

JPMorgan Total Return Fund (continued)
those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Management
J.P. Morgan Investment Management Inc.
Portfolio Manager	Managed Fund Since	Primary Title with Investment Adviser
William Eigen	2008	Managing Director
Purchase and Sale of Fund Shares
Purchase minimums
For Class T Shares
To establish an account	$1,000
To add to an account	$50
In general, you may purchase or redeem shares on any business day:
•	Through your Financial Intermediary
Tax Information
The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

30  |   J.P. Morgan Income Funds

JPMorgan Unconstrained Debt Fund
Class/Ticker: T/*
What is the goal of the Fund?
The Fund seeks to provide long-term total return.
Fees and Expenses of the Fund
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class T Shares if you invest at least $250,000 in the Fund. More information about these and other discounts is available from your financial intermediary and in “Investing with J.P. Morgan Funds — SALES CHARGES AND FINANCIAL INTERMEDIARY COMPENSATION” on page 58 of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” in Appendix A to Part II of the Statement of Additional Information.
SHAREHOLDER FEES (Fees paid directly from your investment)
Class T
Maximum Sales Charge (Load) Imposed on Purchases as a % of the Offering Price	2.50%
Maximum Deferred Sales Charge (Load) as a % of Original Cost of the Shares	NONE
“Acquired Fund Fees and Expenses” are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, including affiliated money market funds, other mutual funds, exchange-traded funds and business development companies. The impact of Acquired Fund Fees and Expenses is included in the total returns of the Fund. Acquired Fund Fees and Expenses are not direct costs of the Fund, are not used to calculate the Fund’s net asset value per share and are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Fund’s prospectus.
ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Class T
Management Fees	0.45%
Distribution (Rule 12b-1) Fees	0.25
Other Expenses	0.38
Service Fees	0.25
Remainder of Other Expenses[1]	0.13
Acquired Fund Fees and Expenses[1]	0.01
Total Annual Fund Operating Expenses	1.09
Fee Waivers and/or Expense Reimbursements[2]	(0.19)
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[2]	0.90
1	"Remainder of Other Expenses" and "Acquired Fund Fees and Expenses" are based on estimated amounts for the current fiscal year.
2	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 0.90% of the average daily net assets of the Class T Shares. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 6/30/19, at which time the adviser and/or its affiliates will determine whether to renew or revise them.

*	The share class is currently not offered to the public.
July 1, 2018  |  31

JPMorgan Unconstrained Debt Fund (continued)
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 6/30/19 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS T SHARES ($)	340	570	818	1,529
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 102% of the average value of its portfolio.
What are the Fund’s main investment strategies?
The Fund seeks to achieve its investment objective by investing opportunistically across different markets and sectors, based on the portfolio management team’s view of the markets and sectors. The Fund’s approach is flexible and it is not managed to or constrained by a benchmark. This allows the Fund to shift its allocations based on changing market conditions which may result in investing in a few or multiple markets and sectors. Total return in the Fund’s objective includes both current income and capital appreciation.
Under normal circumstances, the Fund invests at least 80% of its Assets in debt investments. Debt investments include loan assignments and participations (Loans), commitments to purchase Loans, convertible securities, bonds, and all other types of debt securities and debt instruments. Debt investments also include money market investment companies. “Assets” means net assets plus the amount of borrowings for investment purposes.
The Fund is unconstrained by sectors and strategies. The Fund has broad flexibility to invest in a wide variety of debt securities and instruments. As part of its principal investment strategy, the Fund may invest in fixed and floating rate debt securities issued in both U.S. and foreign markets including emerging markets. These securities may include debt securities issued by governments and their agencies, supranational organizations, corporations, and banks. The Fund may also invest in equity securities as a principal strategy.
Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may also be used as substitutes for securities in which the Fund can invest. The Fund may use fixed income, currency and credit derivatives.
Such derivatives may include futures contracts, options, swaps including credit default swaps, and forward contracts. The Fund may hedge its non-dollar investments back to the U.S. dollar through the use of derivatives including forward foreign currency contracts and other foreign currency transactions, but may not always do so. In addition to hedging non-dollar investments, the Fund may also use such derivatives for other hedging purposes (e.g., decreasing exposure to certain securities), to increase income and gain to the Fund and/or as part of its risk management process by establishing or adjusting exposure to particular foreign securities, markets or currencies.
The Fund may invest without limit in securities that are rated below investment grade (also known as junk bonds or high yield securities) by Moody’s Investor Service, Inc. (Moody’s), Standard & Poor’s Corporation (S&P), Fitch Rating (Fitch) or the equivalent by another national rating organization, or securities that are unrated but are deemed by the adviser to be of comparable quality. Below investment grade securities may include so-called “distressed debt.” Distressed debt includes securities of issuers experiencing financial or operating difficulties, securities where the issuer has defaulted in the payment of interest or principal or in the performance of its covenants or agreements, securities of issuers that may be involved in bankruptcy proceedings, reorganizations or financial restructuring or securities of issuer’s operating in troubled industries. Investment in distressed debt is not a principal investment strategy of the Fund.
A significant portion of the Fund’s assets may be invested in asset-backed securities and mortgage-related and mortgage-backed securities. Such securities may be structured as collateralized mortgage obligations and stripped mortgage-backed securities, including those structured such that payments consist of interest-only (IO), principal-only (PO) or principal and interest. The Fund may also invest in structured investments and adjustable rate mortgage loans (ARMs). The Fund may invest a significant amount of its assets in sub-prime mortgage-related securities.
The Fund may invest in securities issued by the U.S. government and its agencies and instrumentalities including U.S. Treasury securities, treasury receipts and obligations and securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac).

32  |   J.P. Morgan Income Funds

The Fund may also invest in mortgage pass-through securities including mortgage TBAs. The Fund may enter into dollar rolls, in which the Fund sells mortgage-backed securities including mortgage TBAs and at the same time contracts to buy back very similar securities on a future date. The Fund may also sell mortgage TBAs short.
The Fund may invest in inflation-linked debt securities including fixed and floating rate debt securities of varying maturities issued by the U.S. government, its agencies and instrumentalities, such as Treasury Inflation Protected Securities (TIPS). The Fund may also invest in inflation-linked debt securities issued by other entities such as corporations, foreign governments and foreign issuers.
The Fund may invest in loan assignments and participations (Loans), and commitments to purchase loan assignments (Unfunded Commitments). Loans will typically consist of senior floating rate loans (Senior Loans), but may also include secured and unsecured loans, second lien loans or more junior (Junior Loans) and bridge loans. The Fund may invest in municipal securities. The Fund may also invest in when-issued securities, delayed delivery securities, forward commitments, zero-coupon securities, pay-in-kind securities and deferred payment securities.
The Fund may also invest in convertible securities and preferred securities that the adviser believes will produce income or generate return.
As part of its principal investment strategy and for temporary defensive purposes, any portion of the Fund’s total assets may be invested in cash and cash equivalents.
In buying and selling investments for the Fund, the adviser uses an opportunistic strategy and uses both security selection and derivatives to allocate its investments among strategies and sectors. For each strategy/sector, dedicated sector specialists provide security research and recommendations to the lead portfolio managers. Buy and sell decisions are based on fundamental, quantitative and technical research. The Fund uses a flexible asset allocation approach that permits the adviser to invest in only a small number of strategies/ sectors from time to time although the Fund intends to invest in at least two sectors under normal market conditions. While the Fund seeks to mitigate downside risk, the Fund’s risk exposure may vary due to the Fund’s flexible allocation approach and a risk associated with an individual strategy or type of investment may become more pronounced when the Fund utilizes a single strategy or type of investment or only a few strategies or types of investments.
The Fund’s Main Investment Risks
The Fund is subject to management risk and may not mitigate downside risk or achieve its objective if the adviser’s expectations regarding particular instruments or markets are not met. The adviser has great flexibility in selecting investments because the Fund is unconstrained by sectors and strategies.
This increased flexibility may present greater investment risk than a Fund with more rigid investment restrictions because the success of the adviser’s portfolio selections is dependent upon a greater number of variables.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.
The Fund is subject to the main risks noted below, any of which may adversely affect the Fund’s performance and ability to meet its investment objective.
General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, terrorism, regulatory events and government controls.
Interest Rate Risk. The Fund’s investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may invest in variable and floating rate Loans and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate Loans and other securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Given that the Federal Reserve has begun to raise interest rates, the Fund may face a heightened level of interest rate risk.
Credit Risk. The Fund’s investments are subject to the risk that issuers and/or counterparties will fail to make payments when due or default completely. Prices of the Fund’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Fund’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
July 1, 2018  |  33

JPMorgan Unconstrained Debt Fund (continued)
High Yield Securities and Loan Risk. The Fund invests in instruments including junk bonds, Loans and instruments that are issued by companies that are highly leveraged, less creditworthy or financially distressed. These investments are considered to be speculative and may be subject to greater risk of loss, greater sensitivity to economic changes, valuation difficulties and potential illiquidity. Such investments may be subject to additional risks including subordination to other creditors, no collateral or limited rights in collateral, lack of a regular trading market, extended settlement periods, liquidity risks, prepayment risks, potentionally less protections under the federal securities laws and lack of publicly available information. The Fund will not have direct recourse against the issuer of a loan participation. Loans that are deemed to be liquid at the time of purchase may become illiquid.
No active trading market may exist for some Loans and other instruments and certain investments may be subject to restrictions on resale. In addition, the settlement period for Loans is uncertain as there is no standardized settlement schedule applicable to such investments. Certain Loans may take more than seven days to settle. The inability to dispose of the Fund’s securities and other investments in a timely fashion could result in losses to the Fund. Because some instruments may have a more limited secondary market, liquidity and valuation risk is more pronounced for the Fund than for funds that invest primarily in other types of fixed income instruments or equity securities. When Loans and other instruments are prepaid, the Fund may have to reinvest in instruments with a lower yield or fail to recover additional amounts (i.e., premiums) paid for these instruments, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Certain Loans may not be considered securities under the federal securities laws and, therefore, investments in such Loans may not be subject to certain protections under those laws. In addition, the adviser may not have access to material non-public information to which other investors may have access.
Derivatives Risk. Derivatives, including futures contracts, options, swaps including credit default swaps and forward contracts, may be riskier than other types of investments and may increase the volatility of the Fund. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s original investment. Derivatives expose the Fund to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligations (and includes credit risk associated with the counterparty). Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund to risks of mispricing or improper valuation. Certain of the Fund’s transactions in derivatives could also affect the amount, timing and character of distributions to shareholders which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns.
Foreign Securities and Emerging Markets Risks. U.S. dollar-denominated securities of foreign issuers or U.S. affiliates of foreign issuers may be subject to additional risks not faced by domestic issuers. These risks include political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, and regulatory issues facing issuers in such countries. The Fund may also invest in non-dollar denominated securities. Investments in non-dollar denominated securities are subject to risks in addition to those summarized above including currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, liquidity risks and less stringent investor protection and disclosure standards of foreign markets. In certain markets where securities and other instruments are not traded “delivery versus payment,” the Fund may not receive timely payment for securities or other instruments it has delivered and may be subject to increased risk that the counterparty will fail to make payments when due or default completely.
Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. These risks are magnified in countries in “emerging markets.” Emerging market countries typically have less-established market economies than developed countries and may face greater social, economic, regulatory and political uncertainties. In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers.
Geographic Focus Risk. The Fund may focus its investments in one or more regions or small groups of countries. As a result, the Fund’s performance may be subject to greater volatility than a more geographically diversified fund.
Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by Ginnie Mae, Fannie Mae or Freddie Mac). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the

34  |   J.P. Morgan Income Funds

payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government-related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government-related organizations may not have the funds to meet their payment obligations in the future.
Asset-Backed, Mortgage-Related and Mortgage-Backed Securities Risk. The Fund may invest in asset-backed, mortgage-related and mortgage-backed securities including so-called “sub-prime” mortgages that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In periods of rising interest rates, the Fund may be subject to extension risk, and may receive principal later than expected. As a result, in periods of rising interest rates, the Fund may exhibit additional volatility. During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, such securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.
Collateralized mortgage obligations (CMOs) and stripped mortgage-backed securities, including those structured as interest-only (IOs) and principal-only (POs), are more volatile and may be more sensitive to the rate of prepayments than other mortgage-related securities. The risk of default, as described under “Credit Risk”, for “sub-prime” mortgages is generally higher than other types of mortgage-backed securities. The structure of some of these securities may be complex and there may be less available information than other types of debt securities.
Prepayment Risk. The issuer of certain securities may repay principal in advance, especially when yields fall. Changes in the rate at which prepayments occur can affect the return on investment of these securities. When debt obligations are prepaid or when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher coupons, resulting in an unexpected capital loss.
Inflation-Linked Security Risk. Inflation-linked debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of an inflation-linked security tends to decline when real interest rates increase. Unlike conventional bonds, the principal and interest payments of inflation-linked securities such as TIPS are adjusted periodically to a specified rate of inflation (e.g., Non-Seasonally Adjusted Consumer Price Index for all Urban Consumers (CPI-U)). There can be no assurance that the inflation index used will accurately measure the real rate of inflation. These securities may lose value in the event that the actual rate of inflation is different than the rate of the inflation index.
Equity Market Risk. The Fund’s investments in preferred shares and convertible securities are subject to equity market risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.
Convertible Securities Risk. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities.
Municipal Securities Risk. The risk of a municipal security generally depends on the financial and credit status of the issuer. Changes in a municipality’s financial health may make it difficult for the municipality to make interest and principal payments when due. This could decrease the Fund’s income or hurt the ability to preserve capital and liquidity. Under some circumstances, municipal securities might not pay interest unless the state legislature or municipality authorizes money for that purpose.
Mortgage Dollar Roll Risk. The Fund may enter into mortgage dollar rolls involving mortgage pass-through securities including mortgage TBAs and other mortgage-backed securities. During the period between the sale and repurchase in a mortgage dollar roll transaction, the Fund will not be entitled to receive interest and principal payments on the securities sold. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the Fund’s right to repurchase or sell securities may be limited. Short sales of mortgage TBAs and engaging in mortgage dollar rolls may be subject to leverage risks as described under “Derivatives Risk.” In addition, mortgage dollar rolls may increase interest rate risk and result in an increased portfolio turnover rate which increases costs and may increase taxable gains.
Zero-Coupon, Pay-In-Kind and Deferred Payment Securities Risk. The market value of a zero-coupon, pay-in-kind or deferred payment security is generally more volatile than the market value of, and is more likely to respond to a greater degree to changes in interest rates and credit quality than, other fixed income securities with similar maturities and credit quality that pay interest periodically. In addition, federal income tax law requires that the holder of a zero-coupon security accrue a portion of the discount at which the security was purchased as taxable income each year. The Fund may consequently have to dispose of portfolio securities under disadvantageous
July 1, 2018  |  35

JPMorgan Unconstrained Debt Fund (continued)
circumstances to generate cash to satisfy its requirement as a regulated investment company to distribute all of its net income (including non-cash income attributable to zero-coupon securities). These actions may reduce the assets to which the Fund’s expenses could otherwise be allocated and may reduce the Fund’s rate of return.
High Portfolio Turnover Risk. The Fund will likely engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term capital gains that will generally be taxable to shareholders as ordinary income.
Industry and Sector Focus Risk. At times, the Fund may increase the relative emphasis of its investments in a particular industry or sector. The prices of securities of issuers in a particular industry or sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the Fund increases the relative emphasis of its investments in a particular industry or sector, its shares’ values may fluctuate in response to events affecting that industry or sector.
Transactions Risk. The Fund could experience a loss and its liquidity may be negatively impacted when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices. Similarly, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.
You could lose money investing in the Fund.
The Fund’s Past Performance
This section provides some indication of the risks of investing in the Fund. Because Class T Shares have not yet commenced operations as of the date of this prospectus, the bar chart shows how the performance of the Fund’s Class A Shares (which are not offered in this prospectus) has varied from year to year for the past seven calendar years. The table shows the average annual total returns for the past one year, five years and life of the Fund. The table compares that performance to the Bloomberg Barclays U.S. Aggregate Index, the ICE BofAML 3-Month U.S. Treasury Bill Index, and the Lipper Alternative Credit Focus Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other indexes, the Lipper index includes the fees and expenses of the mutual funds included in the indexes. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111. The performance figures in the bar chart do not reflect any deduction for the front-end sales charge, which is assessed on Class A Shares. If the sales charge were reflected, the performance figures would have been lower. Effective October 22, 2014, the Fund adopted an 80% policy. The Fund’s past performance would have been different if the Fund was managed by this policy.
YEAR-BY-YEAR RETURNS – CLASS A SHARES*
*	The performance of Class T Shares would be substantially similar to the performance of Class A Shares because the Fund is invested in the same group of securities and the annual returns would differ only to the extent that the classes do not have the same expenses.

Best Quarter	4th quarter, 2013	3.03%
Worst Quarter	2nd quarter, 2013	-1.26%
The Fund’s year-to-date total return through 3/31/18 was -0.17%.

36   |  J.P. Morgan Income Funds

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2017)
	Past 1 Year	Past 5 Years	Life of Fund (since 12/01/2010)
CLASS A SHARES
Return Before Taxes	0.34%	1.81%	2.49%
Return After Taxes on Distributions	-0.68	0.48	1.23
Return After Taxes on Distributions and Sale of Fund Shares	0.19	0.76	1.35
Bloomberg Barclays U.S. Aggregate Index
(Reflects No Deduction for Fees, Expenses, or Taxes)	3.54	2.10	3.10
ICE BofAML 3-Month US Treasury Bill Index
(Reflects No Deduction for Fees, Expenses, or Taxes)	0.86	0.27	0.22
Lipper Alternative Credit Focus Funds Index
(Reflects No Deduction for Taxes)	4.67	1.68	3.00 [1]
1	The benchmark commenced operations on 9/30/11. Performance for the benchmark is for 9/30/11.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Management
J.P. Morgan Investment Management Inc.
Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Robert Michele	2010	Managing Director
Nicholas J. Gartside	2011	Managing Director
Iain T. Stealey	2010	Managing Director
Purchase and Sale of Fund Shares
Purchase minimums
For Class T Shares
To establish an account	$1,000
To add to an account	$50
In general, you may purchase or redeem shares on any business day:
•	Through your Financial Intermediary
Tax Information
The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
July 1, 2018  |  37

More About the Funds
Additional Information About the Funds’ Investment Strategies
Each of the Funds described in this prospectus is managed by J.P. Morgan Investment Management Inc. (JPMIM). The principal types of securities and the main strategies that each Fund currently anticipates using are summarized in its Risk/Return Summary. Except as otherwise indicated, the strategies described below are principal investment strategies of each Fund. Where applicable, the following identifies other strategies that are not anticipated to be main strategies of a Fund but that may become more important to a Fund’s management in the future. The Funds may utilize these investments and strategies to a greater or lesser degree in the future.
The frequency with which each Fund buys and sells securities will vary from year to year, depending on market conditions.
Credit Quality. Some of the Funds limit their investments to investment grade securities or the unrated equivalent while others may invest in below investment grade securities (also known as junk bonds). Investment grade securities carry a minimum rating of Baa3, BBB–, or BBB– by Moody’s Investors Service Inc. (Moody’s), Standard & Poor’s Corporation (S&P), or Fitch Ratings (Fitch), respectively, or the equivalent by another nationally recognized statistical rating organization (NRSRO), or are unrated but deemed by the adviser to be of comparable quality. A “junk bond” is a debt security that is rated below investment grade. Junk bonds also include unrated securities that the adviser believes to be of comparable quality to debt securities that are rated below investment grade. Junk bonds are also called “high yield bonds” and “non-investment grade bonds.” These securities generally are rated in the fifth or lower rating categories (for example, BB+ or lower by S&P and Ba1 or lower by Moody’s). These securities generally offer a higher yield than investment grade securities, but involve a high degree of risk. A security’s quality is determined at the time of purchase and securities that are rated investment grade or the unrated equivalent may be downgraded or decline in credit quality such that subsequently they would be deemed to be below investment grade. The adviser will consider such an event in determining whether a Fund should continue to hold the security.
As indicated in the risk/return summaries, some of the Funds may invest in “sub-prime” mortgage-related securities. “Sub-prime” loans, which have higher interest rates, are made to borrowers with low credit ratings or other factors that increase the risk for default. In generally, these borrowers have impaired or limited credit history.
Average Weighted Maturity. Some of the Funds have policies with respect to average weighted maturity as described in the risk/return summaries. Such Funds may have a longer or shorter average weighted maturity under certain market conditions. In addition, such Funds may shorten or lengthen their average weighted maturity if deemed appropriate for temporary defensive purposes. Average weighted maturity is the average of all the current maturities (that is, the term of the securities of the individual bonds in the Fund calculated so as to count most heavily those securities with the highest dollar value). Average weighted maturity is important to investors as an indication of a Fund’s sensitivity to changes in interest rates.
Usually, the longer the average weighted maturity, the more fluctuation in share price you can expect. Mortgage-related securities are subject to prepayment of principal which can shorten the average weighted maturity of a Fund. Therefore, in the case of a Fund which holds mortgage-backed securities, asset-backed securities and similar types of securities, the average weighted maturity of the Fund is equivalent to its weighted average life. Weighted average life is the average weighted maturity of the cash flows in the securities held by the Fund given certain prepayment assumptions.
Core Plus Bond Fund
For purposes of the Fund’s fundamental policy to invest at least 80% of its assets in bonds, a “bond” is a debt security with a maturity of 90 days or more at the time of its issuance. Some examples of bonds include securities issued or guaranteed by the U.S. government or its agencies and instrumentalities, a domestic or a foreign corporation or a municipality, securities issued or guaranteed by a foreign government or its agencies and instrumentalities, securities issued or guaranteed by domestic and supranational banks, mortgage-related and mortgage-backed securities, collateralized mortgage obligations, asset-backed securities, convertible bonds, stripped government securities and zero-coupon obligations.
The Fund may invest in Loans and Unfunded Commitments. Loans will typically consist of senior floating rate loans (Senior Loans), but may also include secured and unsecured loans, second lien loans or more junior (Junior Loans) and bridge loans. Loans may be issued by obligors in the U.S. or in foreign or emerging markets. When the Fund acquires a loan assignment, the Fund typically will have a direct contractual relationship with the obligor; provided, however, the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent.
The Fund may invest a significant portion of all of its assets in mortgage-related and mortgage-backed securities at the adviser’s discretion. Mortgage-related and mortgage-backed securities may be structured as collateralized mortgage obligations (agency and non-agency), stripped mortgage-backed securities (interest-only or principal-only), commercial mortgage-backed securities, mortgage pass-through securities and cash and cash equivalents. The Fund expects to invest no more than 10% of its assets in “sub-prime” mortgage-related securities at the time of purchase. The Fund may also enter into “dollar rolls” in which the Fund sells mortgage-backed securities and at the same time contracts to buy back very similar securities on a future date.

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Up to 35% of the Fund’s net assets may be invested in foreign securities, including securities denominated in foreign currencies (some of which may be below investment grade securities). Foreign securities include securities issued by foreign governments or their agencies and instrumentalities and companies that are incorporated outside the United States, including securities from issuers in countries whose economies are less developed (emerging markets). The Fund’s investments in below investment grade securities or the unrated equivalent including below investment grade foreign securities will not, under normal circumstances, exceed more than 35% of the Fund’s total assets.
The Fund may use derivatives to hedge various investments, for risk management and/or to increase income or gain to the Fund. In addition to the mortgage dollar rolls as described above, the Fund may utilize other relative value strategies involving credit-oriented trades, combinations of derivatives, and combinations of derivatives and fixed income securities. The Fund may also utilize foreign currency derivatives such as currency forwards to hedge its non-dollar investments back to the U.S. dollar or use such derivatives to gain or adjust exposure to particular foreign securities, markets or currencies.
In addition to the investment strategies discussed above, the Fund may engage in securities lending. The Fund may use CPI-U swaps to hedge inflation risk associated with certain debt securities held by the Fund. The Fund may invest in exchange traded funds (ETFs) in order to gain exposure to particular markets including foreign and emerging markets or asset classes. ETFs, which are pooled investment vehicles whose ownership interests are purchased and sold on a securities exchange, may be passively or actively managed. Passively managed ETFs generally seek to track the performance of a particular market index, including broad-based market indexes, as well as indexes relating to particular sectors, markets, regions or industries. Actively managed ETFs do not seek to track the performance of a particular market index. Ordinarily, a Fund must limit its investments in a single non-affiliated ETF to 5% of its total assets and in all non-affiliated ETFs to 10% of its total assets. The Securities and Exchange Commission has issued exemptive orders to many ETFs that allow any fund investing in such ETFs to disregard these 5% and 10% limitations, subject to certain conditions. If a Fund invests in ETFs that have received such exemptive orders, it may invest any amount of its total assets in a single ETF or in multiple ETFs. ETFs that are not structured as investment companies as defined in the Investment Company Act of 1940 are not subject to these percentage limitations. The price movement of an index-based ETF may not track the underlying index and may result in a loss. In addition, ETFs may trade at a price above (premium) or below (discount) their net asset value, especially during periods of significant market volatility or stress, causing investors to pay significantly more or less than the value of the ETF’s underlying portfolio. These strategies are not principal investment strategies of the Fund.
The adviser allocates the Fund’s assets among a range of sectors based on strategic positioning and other tactical considerations. The Fund’s allocations will be reviewed and rebalanced periodically, if appropriate. Individual portfolio managers will be responsible for day-to-day investment management decisions on the assets that are allocated to their respective sleeves; provided, however, the remaining credit of the portfolio, excluding distressed debt, will be managed across the ratings continuum. In buying and selling investments for the Fund, the adviser looks for market sectors and individual securities that it believes will perform well over time. The adviser selects individual securities after performing a risk/ reward analysis that includes an evaluation of interest rate risk, credit risk, currency risk, legal provisions and the structure of the transactions. With respect to the high yield portion of the Fund, the adviser focuses on value in choosing securities for the Fund by looking at individual securities against the context of broader market factors.
High Yield Fund
Under normal circumstances, the Fund invests at least 80% of its Assets in bonds, other debt securities, loan assignments and participations (Loans), commitments to purchase loan assignments (Unfunded Commitments) and preferred stocks that are rated below investment grade or unrated. The Fund will provide shareholders at least 60 days prior notice of any change of this policy. For purposes of this policy, “Assets” means net assets plus the amount of borrowings for investment purposes.
A “bond” is a debt security with a maturity of 90 days or more at the time of its issuance issued or guaranteed by the U.S. government or its agencies and instrumentalities, a domestic or a foreign corporation or a municipality, securities issued or guaranteed by a foreign government or its agencies and instrumentalities, securities issued or guaranteed by domestic and supranational banks, mortgage-related and mortgage-backed securities, asset-backed securities, convertible bonds, stripped government securities and zero-coupon obligations.
Up to 20% of the Fund’s total assets may be invested in other securities, including investment grade securities. The Fund’s average weighted maturity ordinarily will range between three and ten years, although the Fund may shorten its weighted average maturity to as little as two years if deemed appropriate for temporary defensive purposes. The Fund may have a longer or shorter average weighted maturity under certain market conditions.
The Fund may invest no more than 30% of its net assets in Loans and Unfunded Commitments. Loans will typically consist of senior floating rate loans (Senior Loans), but may also include secured and unsecured loans, second lien loans or more junior (Junior Loans) and bridge loans. Loans may be issued by obligors in the U.S. or in foreign or emerging markets. When the Fund acquires a loan assignment, the Fund typically will have a direct contractual relationship with the obligor;
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More About the Funds (continued)
provided, however, the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent.
The Fund may invest up to 100% of the Fund’s total assets in below investment grade or unrated securities. Such securities are also known as “junk bonds,” “high yield bonds” and “non- investment grade bonds.” Such securities may include so called “distressed debt”. Distressed debt includes securities of issuers experiencing financial or operating difficulties, securities where the issuer has defaulted in the payment of interest or principal or in the performance of its covenants or agreements, securities of issuers that may be involved in bankruptcy proceedings, reorganizations or financial restructurings or securities of issuers operating in troubled industries. All securities will be U.S. dollar-denominated although they may be issued by a foreign corporation, government or its agencies and instrumentalities.
In addition to direct investments in securities, derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options and swaps to hedge various investments, for risk management and/or to increase income or gain to the Fund. In particular, the Fund may invest in swaps structured as credit default swaps related to individual Loans or other securities or indexes of Loans or other securities to gain exposure to such Loans and other securities, to mitigate risk exposure or to manage cash flow needs.
Although the Fund predominantly invests in debt securities and income producing securities, it may also invest in common stock from time to time. In addition, the Fund may acquire and hold such securities (or rights to acquire such securities) in connection with an amendment, waiver, conversion or exchange of fixed income securities, in connection with the bankruptcy or workout of distressed fixed income securities, or upon the exercise of a right or warrant obtained on account of a fixed income security.
The Fund may engage in securities lending. The use of securities lending is not a principal strategy of the Fund. The use of securities lending is not a principal strategy of the Fund.
WHAT IS SECURITIES LENDING?
Securities lending involves the loan of securities to borrowers in exchange for cash collateral which a Fund may reinvest. During the term of the loan, the Fund is entitled to receive amounts equivalent to distributions paid on the loaned securities as well as the return on the cash collateral investments. Upon termination of the loan, the Fund is required to return the cash collateral to the borrower plus an agreed upon rebate. Securities lending is not a principal strategy of any of the Funds.
Mortgage-Backed Securities Fund
For purposes of the fundamental policy that at least 65% of the Fund’s total assets will consist of bonds, a “bond” is a debt security with a maturity of 90 days or more at the time of its issuance issued or guaranteed by the U.S. government or its agencies and instrumentalities, a domestic or a foreign corporation or a municipality, securities issued or guaranteed by a foreign government or its agencies and instrumentalities, securities issued or guaranteed by domestic and supranational banks, mortgage-related and mortgage-backed securities, asset-backed securities, convertible bonds, stripped government securities and zero-coupon obligations.
The Fund may invest a significant portion or all of its assets in mortgage-backed securities in the adviser’s discretion. The Fund expects to invest no more than 10% of its assets in “sub-prime” mortgage-related securities at the time of purchase. All securities will be U.S. dollar-denominated although they may be issued by a foreign corporation or a U.S. affiliate of a foreign corporation or a foreign government or its agencies and instrumentalities.
The Fund also may invest in other types of non-mortgage related debt securities, including U.S. government securities, asset-backed securities, taxable or tax-exempt municipal securities and corporate debt securities.
The Fund’s average weighted maturity will normally range between two and ten years. The Fund may have a longer or shorter average weighted maturity under certain market conditions and the Fund may shorten or lengthen its average weighted maturity if deemed appropriate for temporary defensive purposes. Because of the Fund’s holdings in asset-backed, mortgage-backed and similar securities, the Fund’s average weighted maturity is equivalent to the average weighted maturity of the cash flows in the securities held by the Fund given certain prepayment assumptions (also known as weighted average life).
The Fund may engage in securities lending. The use of securities lending is not a principal strategy of the Fund.
The Fund may invest in loan participations and assignments (Loans) although the Fund does not currently use Loans as part of its principal investment strategy.
The Fund has flexibility to invest in derivatives and may use such instruments to manage duration, sector and yield curve exposure, credit and spread volatility and to respond to volatile market conditions. Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may also be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, and swaps from time to time to hedge various investments, for risk management purposes and/or to increase income or gain to the Fund although the use of such derivatives is not a principal strategy of the Fund.

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Strategic Income Opportunities Fund
The Fund may invest up to 100% of its total assets in securities that are rated below investment grade (junk bonds). Securities rated below investment grade may include so called “distressed debt”. Distressed debt includes securities of issuers experiencing financial or operating difficulties, securities where the issuer has defaulted in the payment of interest or principal or in the performance of its covenants or agreements, securities of issuers that may be involved in bankruptcy proceedings, reorganizations or financial restructurings or securities of issuers operating in troubled industries. Although the Fund may invest up to 100% of its total assets in junk bonds if deemed advantageous by the adviser given current market conditions at the time of investment, the Fund will generally invest at least 25% of the Fund’s total assets in securities that, at the time of purchase, are rated investment grade or better or the unrated equivalent.
The Fund may hedge its non-dollar investments back to the U.S. dollar through the use of derivatives including forward foreign currency contracts, but may not always do so. In addition to hedging non-dollar investments, the Fund may also use such derivatives to increase income and gain to the Fund and/or as part of its risk management process by establishing or adjusting exposure to particular foreign securities, markets or currencies.
The Fund may invest in mortgage-related securities issued by governmental entities, certain issuers identified with the U.S. government and private issuers. These may include investments in collateralized mortgage obligations and principal-only and interest-only stripped mortgage-backed securities. The Fund may also invest in asset-backed securities, structured investments, credit risk transfer securities and credit-linked note issued by government-related organizations.
The Fund may invest in a broad variety of securities issued by the U.S. government and its agencies and instrumentalities including U.S. Treasury securities, treasury receipts and obligations and securities issued or guaranteed by Ginnie Mae, Fannie Mae and Freddie Mac.
The Fund may invest in mortgage pass-through securities eligible to be sold in the “to-be-announced” or TBA market (Mortgage TBAs). Mortgage TBAs provide for the forward or delayed delivery of the underlying instrument with settlement up to 180 days. The term TBA comes from the fact that the actual mortgage-backed security that will be delivered to fulfill a TBA trade is not designated at the time the trade is made, but rather is announced 48 hours before the settlement date.
The Fund may sell mortgage TBAs short as part of its principal investment strategy which does not involve borrowing a security. The Fund also may engage in short selling in which it must borrow a security it wants to sell short. This second type of short selling is not currently a principal investment strategy of the Fund.
The Fund may enter into dollar rolls, in which the Fund sells mortgage-backed securities including mortgage TBAs and at the same time contracts to buy back very similar securities on a future date.
The Fund may invest in Loans and Unfunded Commitments. Loans will typically consist of senior floating rate loans (Senior Loans), but may also include secured and unsecured loans, second lien loans or more junior (Junior Loans) and bridge loans. Loans may be issued by obligors in the U.S. or in foreign or emerging markets. When the Fund acquires a loan assignment, the Fund typically will have a direct contractual relationship with the obligor; provided, however, the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. The Fund may also originate loans, in which the Fund would lend money directly to an obligor by investing in limited liability companies or corporations that make loans directly to obligors. As of the date of this prospectus, originating loans is not a principal investment strategy of the Fund.
The Fund may invest in ETFs in order to gain exposure to particular foreign markets or asset classes. ETFs, which are pooled investment vehicles whose ownership interests are purchased and sold on a securities exchange, may be passively or actively managed. Passively managed ETFs generally seek to track the performance of a particular market index, including broad-based market indexes, as well as indexes relating to particular sectors, markets, regions or industries. Actively managed ETFs do not seek to track the performance of a particular market index. Ordinarily, a Fund must limit its investments in a single non-affiliated ETF to 5% of its total assets and in all non-affiliated ETFs to 10% of its total assets. The Securities and Exchange Commission has issued exemptive orders to many ETFs that allow any fund investing in such ETFs to disregard these 5% and 10% limitations, subject to certain conditions. If a Fund invests in ETFs that have received such exemptive orders, it may invest any amount of its total assets in a single ETF or in multiple ETFs. ETFs that are not structured as investment companies as defined in the Investment Company Act of 1940 are not subject to these percentage limitations. The price movement of an index-based ETF may not track the underlying index and may result in a loss. In addition, ETFs may trade at a price above (premium) or below (discount) their net asset value, especially during periods of significant market volatility or stress, causing investors to pay significantly more or less than the value of the ETF’s underlying portfolio.
The Fund may invest in common shares or preferred shares of unaffiliated closed-end funds, including business development companies (BDCs). The Fund will limit its investments in a single closed-end fund, including BDCs, to 5% of its total assets and in all registered investment companies, including closed-end funds (other than money market funds), to 10% of its total assets. The use of BDCs is not considered to be a principal investment strategy of the Fund.
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More About the Funds (continued)
Additional Investment Strategies
In addition to the investment strategies discussed above, the Fund may use CPI-U swaps to hedge inflation risk associated with certain debt securities held by the Fund. The Fund may invest in debt instruments or equity securities structured as event-driven, event-linked or insurance-linked notes or catastrophe bonds (collectively, “catastrophe bonds”) and related instruments such as insurance side cards (collectively with catastrophe bonds “Insurance-Linked Securities”).
The use of CPI-U swaps and Insurance-Linked Securities are not principal investment strategies of the Fund.
Total Return Fund
The Fund has wide latitude to invest in all types of debt securities that the adviser believes have the potential to provide a high total return over time. As part of its principal investment strategy, the Fund may invest in corporate bonds, U.S. treasury obligations and other U.S. government and agency securities, asset-backed, mortgage-related and mortgage-backed securities and structured investments. Mortgage-related and mortgage-backed securities may be structured as adjustable rate mortgage loans, collateralized mortgage obligations (agency and non-agency), stripped mortgage-backed securities (interest-only or principal-only), commercial mortgage-backed securities, and mortgage pass-through securities including mortgage TBAs. These securities may be of any maturity.
Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund uses derivatives structured as futures, options, swaps and price locks to help manage duration, sector and yield curve exposure and credit and spread volatility. Duration is a measure of the price sensitivity of a debt security or a portfolio of debt securities to relative changes in interest rates. For instance, a duration of three years means that a security’s or portfolio’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in yield curve), Swaps may be structured as credit default swaps (CDSs) on individual securities, a basket or index of securities, interest rate swaps, total return swaps and price lock swaps. The Fund uses CDSs to initiate long exposures (overweights) in areas of the market that the adviser believes are attractively valued and short positions (underweights) in areas that the adviser believes are not attractive from a valuation perspective. In certain market environments, the Fund may use interest rate swaps and futures contracts to help protect its portfolio from interest rate risk. The Fund may also utilize foreign currency transactions including currency options and forward foreign currency contracts to hedge non-dollar investments or to establish or adjust exposure to particular foreign securities, markets or currencies.
Up to 35% of the Fund’s total assets may be invested in foreign securities, including emerging markets debt securities. Up to 25% of the Fund’s total assets may be invested in non-dollar denominated securities. Such investments may be issued or guaranteed by a wide variety of entities including governments and their agencies and instrumentalities, corporations, financial institutions and supranational organizations.
Under normal circumstances, 65% of the Fund’s net assets will be invested in securities that, at the time of purchase, are rated investment grade (or the unrated equivalent). Up to 35% of the Fund’s net assets may be invested in securities rated below investment grade (junk bonds) including so called “distressed debt”. Distressed debt includes securities of issuers experiencing financial or operating difficulties, securities where the issuer has defaulted in the payment of interest or principal or in the performance of its covenants or agreements, securities of issuers that may be involved in bankruptcy proceedings, reorganizations or financial restructurings or securities of issuers operating in troubled industries. The Fund may also invest in securities that are unrated but are deemed by the adviser to be of comparable quality. The Fund may also invest in securities that are unrated but are deemed by the adviser to be of comparable quality.
The Fund may invest in mortgage-related securities issued by governmental entities, certain issuers identified with the U.S. government and private issuers. These may include investments in adjustable rate mortgage loans, collateralized mortgage obligations and principal-only and interest-only stripped mortgage-backed securities. The Fund may invest in mortgage-related securities issued by governmental entities, certain issuers identified with the U.S. government and private issuers.
The Fund may invest in securities issued by the U.S. government and its agencies and instrumentalities including U.S. Treasury securities, treasury receipts and obligations and securities issued or guaranteed by Ginnie Mae, Fannie Mae or Freddie Mac. The Fund may also invest in inflation-linked debt securities of varying maturities issued by the U.S. government, its agencies and instrumentalities such as TIPS or issued by other entities such as corporations, foreign governments and other foreign issuers.
The Fund may invest in Loans and Unfunded Commitments. Loans will typically consist of senior floating rate loans, but may also include secured and unsecured loans, second lien loans or more junior and bridge loans. Loans may be issued by obligors in the U.S. or in foreign or emerging markets. When the Fund acquires a loan assignment, the Fund typically will have a direct contractual relationship with the obligor; provided, however, the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent.
The Fund may invest any portion of its total assets in cash and cash equivalents. See “Temporary Defensive and Cash Positions” for a definition of “Cash Equivalents.”
The Fund may invest in mortgage pass-through securities eligible to be sold in the “to-be-announced” or TBA market (Mortgage TBAs). Mortgage TBAs provide for the forward or

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delayed delivery of the underlying instrument with settlement up to 180 days. The term TBA comes from the fact that the actual mortgage-backed security that will be delivered to fulfill a TBA trade is not designated at the time the trade is made, but rather is announced 48 hours before the settlement date.
The Fund may sell mortgage TBAs short as part of its principal investment strategy which does not involve borrowing a security. The Fund may also engage in short selling in which it must borrow a security it wants to sell short. This second type of short selling is not currently a principal investment strategy of the Fund.
Additional Investment Strategies
The Fund may invest in common shares or preferred shares of unaffiliated closed-end funds, including BDCs. The Fund will limit its investments in a single closed-end fund, including BDCs, to 5% of its total assets and in all registered investment companies, including closed-end funds (other than money market funds), to 10% of its total assets.
The Fund may invest in ETFs in order to gain exposure to particular foreign markets or asset classes. ETFs, which are pooled investment vehicles whose ownership interests are purchased and sold on a securities exchange, may be passively or actively managed. Passively managed ETFs generally seek to track the performance of a particular market index, including broad-based market indexes, as well as indexes relating to particular sectors, markets, regions or industries. Actively managed ETFs do not seek to track the performance of a particular market index. Ordinarily, a Fund must limit its investments in a single non-affiliated ETF to 5% of its total assets and in all non-affiliated ETFs to 10% of its total assets. The Securities and Exchange Commission has issued exemptive orders to many ETFs that allow any fund investing in such ETFs to disregard these 5% and 10% limitations, subject to certain conditions. If a Fund invests in ETFs that have received such exemptive orders, it may invest any amount of its total assets in a single ETF or in multiple ETFs. ETFs that are not structured as investment companies as defined in the Investment Company Act of 1940 are not subject to these percentage limitations. The Fund may also invest in pooled investment vehicles including ETFs that are not registered investment companies or commodity pools. The price movement of an index-based ETF may not track the underlying index and may result in a loss. In addition, ETFs may trade at a price above (premium) or below (discount) their net asset value, especially during periods of significant market volatility or stress, causing investors to pay significantly more or less than the value of the ETF’s underlying portfolio.
The Fund also may use CPI-U swaps to hedge inflation risk associated with certain debt securities held by the Fund. The Fund may invest in debt instruments or equity securities structured as event-driven, event-linked or insurance-linked notes or catastrophe bonds (collectively, “catastrophe bonds”) and related instruments such as insurance side cards (collectively with catastrophe bonds “Insurance-Linked Securities”).
The Fund may also invest in equity securities. The use of equity securities is not a principal strategy of the Fund. The strategies described in this section are not principal investment strategies of the Fund.
Unconstrained Debt Fund
The Fund seeks to achieve its investment objective by investing opportunistically across different markets and sectors, based on the portfolio management team’s view of the markets and sectors. The Fund’s approach is flexible and it is not managed to or constrained by a benchmark. This allows the Fund to shift its allocations based on changing market conditions which may result in investing in a few or multiple markets and sectors. Total return in the Fund’s objective includes both current income and capital appreciation.
Under normal circumstances, the Fund invests at least 80% of its Assets in debt investments. Debt investments include loan assignments and participations (Loans), commitments to purchase Loans, convertible securities, bonds, and all other types of debt securities and debt instruments. Debt investments also include money market investment companies. “Assets” means net assets plus the amount of borrowings for investment purposes. The Fund will provide shareholders at least 60 days notice of a change in the policy to invest at least 80% of its Assets in debt investments.
The Fund may invest in loan assignments and participations (Loans), and commitments to purchase loan assignments (Unfunded Commitments). Loans will typically consist of senior floating rate loans (Senior Loans), but may also include secured and unsecured loans, second lien loans or more junior (Junior Loans) and bridge loans. Loans may be issued by obligors in the U.S. or in foreign or emerging markets. When the Fund acquires a loan assignment, the Fund typically will have a direct contractual relationship with the obligor; provided, however, the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent.
As part of its principal investment strategy, the Fund may invest in fixed and floating rate debt securities issued in both U.S. and foreign markets including emerging markets.
Emerging markets currently includes most countries in the world except Australia, Canada, Japan, New Zealand, the U.S., the United Kingdom and most western European countries. A security will deemed to be an emerging markets security if: (1) the issuer is organized under the laws of, or has a principal place of business in an emerging market; or (2) the principal listing of the issuer’s securities is in a market that is in an emerging market; or (3) the issuer derives at least 50% of its total revenues or profits from goods that are produced or sold, investments made, or services performed in an emerging market; or (4) the issuer has at least 50% of its assets located in an emerging market.
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More About the Funds (continued)
The Fund may invest in preferred shares and convertible securities as part of its principal investment strategies. Although not part of its principal investment strategy, the Fund may acquire common stock directly or in connection with the conversion of convertible securities or in connection with the reorganization and restructuring of an issuer. Ordinarily, the Fund will invest no more than 25% of its total assets in preferred shares, common stock, and convertible securities.
The Fund may sell mortgage TBAs short as part of its principal investment strategy which does not involve borrowing a security. The Fund may also engage in short selling in which it must borrow a security it wants to sell short. This second type of short selling is not currently a principal investment strategy of the Fund.
Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may also be used as substitutes for securities in which the Fund can invest. The Fund may use fixed income, currency and credit derivatives. Such derivatives may include futures contracts, options, swaps including credit default swaps, and forward contracts. The Fund may hedge its non-dollar investments back to the U.S. dollar through the use of derivatives including forward foreign currency contracts and other foreign currency transactions, but may not always do so. In addition to hedging non-dollar investments, the Fund may also use such derivatives for other hedging purposes (e.g., decreasing exposure to certain securities), to increase income and gain to the Fund and/or as part of its risk management process by establishing or adjusting exposure to particular foreign securities, markets or currencies.
The Fund may invest in ETFs in order to gain exposure to particular markets including foreign and emerging markets or asset classes. ETFs, which are pooled investment vehicles whose ownership interests are purchased and sold on a securities exchange, may be passively or actively managed. Passively managed ETFs generally seek to track the performance of a particular market index, including broad-based market indexes, as well as indexes relating to particular sectors, markets, regions or industries. Actively managed ETFs do not seek to track the performance of a particular market index. Ordinarily, a Fund must limit its investments in a single non-affiliated ETF to 5% of its total assets and in all non-affiliated ETFs to 10% of its total assets. The Securities and Exchange Commission has issued exemptive orders to many ETFs that allow any fund investing in such ETFs to disregard these 5% and 10% limitations, subject to certain conditions. If a Fund invests in ETFs that have received such exemptive orders, it may invest any amount of its total assets in a single ETF or in multiple ETFs. ETFs that are not structured as investment companies as defined in the Investment Company Act of 1940 are not subject to these percentage limitations. The price movement of an index-based ETF may not track the underlying index and may result in a loss. In addition, ETFs may trade at a price above (premium) or below (discount) their net asset value, especially during periods of significant market volatility or stress, causing investors to pay significantly more or less than the value of the ETF’s underlying portfolio. Investments in ETFs are not a principal investment strategy of the Fund.
Below investment grade securities may include so-called “distressed debt.” Distressed debt includes securities of issuers experiencing financial or operating difficulties, securities where the issuer has defaulted in the payment of interest or principal or in the performance of its covenants or agreements, securities of issuers that may be involved in bankruptcy proceedings, reorganizations or financial restructuring or securities of issuer’s operating in troubled industries. Investment in distressed debt is not a principal investment strategy of the Fund.
In addition to the investment strategies discussed above, the Fund may use CPI-U swaps to hedge inflation risk associated with certain debt securities held by the Fund. The use of CPI-U swaps is not a principal investment strategy of the Fund.
The Fund may also originate loans, in which the Fund may lend money directly to an obligor by investing in limited liability companies that make loans directly to obligors. The use of loan originations is not a principal investment strategy of the Fund.
Please note that the Funds also may use strategies that are not described in this section, but which are described in the “Investment Practices” section later in the prospectus and in the Statement of Additional Information.
FUNDAMENTAL POLICIES
A Fund’s investment strategy may involve “fundamental policies.” A policy is fundamental if it cannot be changed without the consent of a majority of the outstanding shares of the Fund. The investment objectives for the Core Plus Bond Fund, Mortgage-Backed Securities Fund, and High Yield Fund are fundamental. The investment objectives for the remaining Funds can be changed without the consent of a majority of the outstanding shares of that Fund. Any other fundamental policies are specifically identified as such in the prospectus and the Statement of Additional Information.
Investment Risks
There can be no assurance that the Funds will achieve their investment objectives.
The main risks associated with investing in the Funds are summarized in “Risk/Return Summaries” at the front of this prospectus. More detailed descriptions of the main risks and additional risks of the Funds are described below.
The following risks are principal risks of each Fund that utilizes the types of investments and/or strategies to which such risks relate as a principal investment strategy or except as otherwise indicated. The principal investment strategies of each Fund are identified in the Risk/Return Summary.

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An investment in the Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if the Fund is suitable for you.
MAIN RISKS
General Market Risk. Economies and financial markets through the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in a Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes, due to a number of factors, including inflation (or expectations for inflation) interest rates, global demand for particular products or resources, natural disasters or events, terrorism, regulatory events and government controls.
Interest Rate Risk. Some of the Funds invest in debt securities that increase or decrease in value based on changes in interest rates. If rates increase, the value of these investments generally declines. On the other hand, if rates fall, the value of these investments generally increases. Your investment will decline in value if the value of these investments decreases. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. Usually, the changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment. The Funds may invest in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly or as much as general interest rates. Many factors can cause interest rates to rise. Some examples include central bank monetary policy, rising inflation rates and general economic conditions. Given that the Federal Reserve has begun to raise interest rates, the Funds may face a heightened level of interest rate risk.
Credit Risk. There is a risk that issuers and/or counterparties will not make payments on securities, repurchase agreements or other investments held by a Fund. Such defaults could result in losses to a Fund. In addition, the credit quality of securities held by a Fund may be lowered if an issuer’s or counterparty’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of a Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security. The Funds, except the Government Bond Fund, may invest in securities that are rated in the lowest investment grade category. Such securities also are considered to have speculative characteristics similar to high yield securities, and issuers or counterparties of such securities are more vulnerable to changes in economic conditions than issuers or counterparties of higher grade securities. Prices of a Fund’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of a Fund’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
Asset-Backed, Mortgage-Related and Mortgage-Backed Securities Risk. Asset-backed, mortgage-related and mortgage-backed securities are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Additionally, during such periods and also under normal conditions, these securities are also subject to prepayment and call risk. Gains and losses associated with prepayments will increase or decrease a fund’s yield and the income available for distribution by a Fund. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In periods of declining interest rates, a Fund may be subject to extension risk, and may receive principal later than expected. In periods of rising interest rates, a Fund may exhibit additional volatility. Some of these securities may receive little or no collateral protection from the underlying assets and are thus subject to the risk of default described under “Credit Risk”. The risk of such defaults is generally higher in the case of mortgage-backed investments that include so-called “sub-prime” mortgages. The structure of some of these securities may be complex and there may be less available information than other types of debt securities.
Certain Funds may invest in CMOs. CMOs are issued in multiple classes, and each class may have its own interest rate and/or final payment date. A class with an earlier final payment date may have certain preferences in receiving principal payments or earning interest. As a result, the value of some classes in which a Fund invests may be more volatile and may be subject to higher risk of non-payment.
Credit risk transfer securities and credit-linked notes are general obligations issued by a government-related organization or SPV, respectively, and are unguaranteed. Unlike mortgage-backed securities, investors in credit risk transfer
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securities and credit-linked notes issued by a government-related organization have no resource to the underlying mortgage loans. In addition, some or all of the mortgage default risk associated with the underlying mortgage loans is transferred to the noteholder. There can be no assurance that losses will not occur on an investment. These investments are also subject to the risks described under “Prepayment Risk.” Below.
The values of IO and PO mortgage-backed securities are more volatile than other types of mortgage-related securities. They are very sensitive not only to changes in interest rates, but also to the rate of prepayments. A rapid or unexpected increase in prepayments can significantly depress the price of interest-only securities, while a rapid or unexpected decrease could have the same effect on principal-only securities. In addition, because there may be a drop in trading volume, an inability to find a ready buyer, or the imposition of legal restrictions on the resale of securities, these instruments may be illiquid.
Prepayment Risk. The issuer of certain securities may repay principal in advance, especially when yields fall. Changes in the rate at which prepayments occur can affect the return on investment of these securities. When debt obligations are prepaid or when securities are called, a Fund may have to reinvest in securities with a lower yield. A Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher coupons, resulting in an unexpected capital loss.
Inverse Floater Risk. Inverse floaters and inverse IOs are debt securities structured with interest rates that reset in the opposite direction from the market rate to which the security is indexed. Generally, interest rates on these securities vary inversely with a short-term floating rate (which may be reset periodically). They are more volatile and more sensitive to interest rate changes than other types of debt securities. Interest rates on inverse floaters and inverse IOs will decrease when the rate to which they are indexed increases, and will increase when the rate to which they are indexed decreases. In response to changes in market interest rates or other market conditions, the value of an inverse floater or inverse IO may increase or decrease at a multiple of the increase or decrease in the value of the underlying securities. If interest rates move in a manner not anticipated by the adviser, a Fund could lose all or substantially all of its investment in inverse IOs.
Except for the Mortgage-Backed Securities Fund, Inverse Floater Risk is not currently a main risk of the Funds.
Derivatives Risk. Certain Funds may use derivatives in connection with their investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed a Fund’s original investment. Derivatives are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives may not be successful, resulting in losses to a Fund, and the cost of such strategies may reduce a
Fund’s returns. Derivatives expose a Fund to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligations, (and includes credit risk associated with the counterparty). Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, a Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk. In addition, a Fund may use derivatives for non-hedging purposes, which increases a Fund’s potential for loss.
Certain of a Fund’s transactions in futures, swaps, foreign currency derivatives and other derivatives could also affect the amount, timing and character of distributions to shareholders which may result in a Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact a Fund’s after-tax returns. Derivatives may not perform as expected, so a Fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. In addition, given their complexity, derivatives expose a Fund to risks of mispricing or improper valuations.
The possible lack of a liquid secondary market for derivatives and the resulting inability of a Fund to sell or otherwise close a derivatives position could expose a Fund to losses and could make derivatives more difficult for a Fund to value accurately. Investing in derivatives and engaging in short sales will result in a form of leverage. Leverage involves special risks. A Fund may be more volatile than if a Fund had not been leveraged because leverage tends to exaggerate any effect of the value of a Fund’s portfolio securities. A Fund cannot assure you that the use of leverage will result in a higher return on your investment, and using leverage could result in a net loss on your investment. Registered investment companies such as the Funds are limited in their ability to engage in derivative transactions and are required to identify and earmark assets to provide asset coverage for derivative transactions.
In addition to the risks associated with derivatives in general, a Fund will also be subject to risks related to swap agreements. Because swap agreements are not exchange-traded, but are private contracts into which a Fund and a swap counterparty enter as principals, a Fund may experience a loss or delay in recovering assets if the counterparty defaults on its obligations. A Fund will segregate or earmark liquid assets at its custodian bank in an amount sufficient to cover its obligations under swap agreements.
Currently, Derivatives Risk is not a principal risk of the Mortgage-Backed Securities Fund.

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WHAT IS A DERIVATIVE?
Derivatives are securities or contracts (for example, futures and options) that derive their value from the performance of underlying assets or securities.
Zero-Coupon, Pay-In-Kind and Deferred Payment Securities Risk. The market value of a zero-coupon, pay-in-kind or deferred payment security is generally more volatile than the market value of, and is more sensitive to changes in interest rates and credit quality than, other fixed income securities with similar maturities and credit quality that pay interest periodically. In addition, federal income tax law requires that the holder of a zero-coupon security accrue a portion of the discount at which the security was purchased as taxable income each year even though the holder receives no interest payments on the note during the year. A Fund must distribute substantially all of its net income (including non-cash income attributable to zero-coupon securities) to its share holders each year to maintain its status as a regulated investment company and to eliminate tax at the Fund level. Accordingly, such accrued discount must be taken into account in determining the amount of taxable distributions to shareholders. A Fund may consequently have to dispose of portfolio securities under disadvantageous circumstances to generate cash to satisfy such distribution requirements. These actions may reduce the assets to which a Fund’s expenses could otherwise be allocated and may reduce a Fund’s rate of return.
In addition, (1) the higher yields and interest rates on certain pay-in-kind securities (PIK) reflect the payment deferral and increased credit risk associated with such instruments and such investments may represent a significantly higher credit risk than coupon loans; (2) PIK securities may have higher price volatility because their continuing accruals require continuing judgments about the collectability of the deferred payments and the value of any associated collateral; (3) PIK interest has the effect of generating investment income and (4) the deferral of PIK interest may also reduce the loan-to-value ratio at a compounding rate.
Foreign Securities and Emerging Markets Risk. Certain Funds may invest in securities of foreign issuers denominated in non-U.S. currencies. An investment in a Fund is subject to special risks in addition to those of U.S. investments. These risks include political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of some foreign markets, all of which could adversely affect the Fund’s investments in a foreign country. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of a Fund’s foreign holdings can be affected by currency exchange rates and exchange control regulations. In certain markets where securities and other instruments are not traded “delivery versus payment,” a Fund may not receive timely payment for securities or other instruments it has delivered or receive delivery of securities paid for and may be subject to increased risk that the counterparty will fail to make payments or delivery when due or default completely.
Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. The risks associated with foreign securities are magnified in countries in “emerging markets.” These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries and you may sustain sudden and sometimes substantial fluctuations in the value of your investments. A Fund’s investments in foreign and emerging market securities may also be subject to foreign withholding taxes and/or taxes, which would decrease the Fund’s yield on those securities.
Foreign Issuer Risk. Some of the Funds invest in U.S. dollar-denominated securities of foreign issuers or U.S. affiliates of for issuers. Although, these securities are not subject to all of the risks summarized in “Foreign Securities and Emerging Markets Risk”, they may be subject to additional risks not faced by domestic issuers. These risks include political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, and regulatory issuers facing issuers in such foreign countries.
Government Securities Risk. Certain Funds invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by Ginnie Mae, Fannie Mae, or Freddie Mac). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to a Fund. Securities issued or guaranteed by U.S. government-related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government-related organizations may not have the funds to meet their payment
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obligations in the future. U.S. government securities include zero-coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.
High Yield Securities Risk. Some of the Funds may invest in high yield, high risk securities (also known as junk bonds) which are considered to be speculative. These investments may be issued by companies which are highly leveraged, less credit-worthy or financially distressed. Non-investment grade debt securities can be more sensitive to short-term corporate, economic and market developments. During periods of economic uncertainty and change, the market price of the Fund’s investments and the Fund’s net asset value may be volatile. Furthermore, though these investments generally provide a higher yield than higher-rated debt securities, the high degree of risk involved in these investments can result in substantial or total losses. These securities are subject to greater risk of loss, greater sensitivity to economic changes, valuation difficulties, and a potential lack of a secondary or public market for securities. The market price of these securities can change suddenly and unexpectedly. As a result, certain Funds are intended for investors who are able and willing to assume a high degree of risk.
As part of its high yield strategy, a Fund may invest in debt securities of smaller, newer companies. The Fund’s risks increase as it invests more heavily in smaller companies (mid cap and small cap companies). The securities of smaller companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, the changes in value of their debt securities may be more sudden or erratic than in large capitalization companies, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies. This may cause unexpected and frequent decreases in the value of the Fund’s investments.
Inflation-Linked and Inflation-Protected Security Risk. Inflation-linked debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of an inflation-linked security tends to decrease when real interest rates increase and can increase when real interest rates decrease. Interest payments on inflation-linked securities are unpredictable and will fluctuate as the principal and interest are adjusted for inflation. Any increase in the principal amount of an inflation-linked debt security will be considered taxable ordinary income, even though the Fund will not receive the principal until maturity.
There can also be no assurance that the inflation index used will accurately measure the real rate of inflation in the prices of goods and services. A Fund’s investments in inflation-linked securities may lose value in the event that the actual rate of inflation is different than the rate of the inflation index. In addition, inflation-linked securities are subject to the risk that the CPI-U or other relevant pricing index may be discontinued, fundamentally altered in a manner materially adverse to the interests of an investor in the securities, altered by legislation or Executive Order in a materially adverse manner to the interests of an investor in the securities or substituted with an alternative index.
Currency Risk. Changes in foreign currency exchange rates will affect the value of a Fund’s securities and the price of a Fund’s shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth less in U.S. dollars. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets, may be riskier than other types of investments and may increase the volatility of a Fund. A Fund may engage in various strategies to hedge against currency risk. These strategies may consist of use of forward currency contracts including non-deliverable forward contracts and foreign currency futures contracts. To the extent a Fund enters into such transactions in markets other than in the United States, a Fund may be subject to certain currency, settlement, liquidity, trading and other risks similar to those described in this prospectus with respect to a Fund’s investments in foreign securities. There can be no assurance that a Fund’s hedging activities will be effective, and a Fund will incur costs in connection with the hedging. Currency hedging may limit a Fund’s return if the relative values of currencies change. Furthermore, a Fund may only engage in hedging activities from time to time and may not necessarily be engaging in hedging activities when movements in currency exchange rates occur.
Loan Risk. Some of the Funds may invest in Loans including Loans that are rated below investment grade or the unrated equivalent. Like other high yield, corporate debt instruments, such Loans are subject to an increased risk of default in the payment of principal and interest as well as the other risks described under “Interest Rate Risk,” “Credit Risk,” “High Yield Securities Risk,” and “Foreign Securities and Emerging Markets Risk.” Although certain Loans are secured by collateral, a Fund could experience delays or limitations in realizing on such collateral or have its interest subordinated to other indebtedness of the obligor. Loans are vulnerable to market sentiment such that economic conditions or other events may reduce the demand for Loans and cause their value to decline rapidly and unpredictably. Although each Fund limits its investments in illiquid securities to no more than 15% of the Fund’s net assets at the time of purchase, Loans that are deemed to be liquid at the time of purchase may become illiquid.

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No active trading market may exist for some of the Loans and certain Loans may be subject to restrictions on resale. The inability to dispose of Loans in a timely fashion could result in losses to a Fund. In addition, the settlement period for Loans is uncertain as there is no standardized settlement schedule applicable to such investments. Certain Loans may take more than seven days to settle. Because some Loans that a Fund invests in may have a more limited secondary market, liquidity and valuation risk is more pronounced for a Fund than for funds that invest primarily in other types of fixed income instruments or equity securities. Typically, Loans are not registered securities and are not listed on any national securities exchange. Consequently, there may be less public information available about a Fund’s investments and the market for certain Loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. As a result, a Fund may be more dependent upon the analytical ability of its adviser.
When a Fund acquires a loan participation, the Fund typically enters into a contractual relationship with the lender or third party selling such participations, but not the borrower. As a result, the Fund assumes the credit risk of the seller of the loan participation and any other parties interpositioned between the Fund and the borrower. Under a loan participation, a Fund may have no direct rights to enforce the terms of the loan against the borrower. A Fund may not benefit directly from the collateral supporting the load in which it has purchased the loan participations or assignments.
Affiliates of the adviser may participate in the primary and secondary market for Loans. Because of limitations imposed by applicable law, the presence of the adviser’s affiliates in the Loan market may restrict the Fund’s ability to acquire some Loans, affect the timing of such acquisition or affect the price at which the Loan is acquired. Also, because the adviser may wish to invest in the publicly traded securities of an obligor, it may not have access to material non-public information regarding the obligor to which other investors have access. A Fund will not have direct recourse against the issuer of a loan participation.
Loans are subject to prepayment risks. Gains and losses associated with prepayments will increase or decrease a Fund’s yield and the income available for distribution by a Fund. When Loans are prepaid, a Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for Loans, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield.
Industry and Sector Focus Risk. At times, a Fund may increase the relative emphasis of its investments in a particular industry or sector. The prices of securities of issuers in a particular industry or sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that a
Fund increases the relative emphasis of its investments in a particular industry or sector, its shares’ values may fluctuate in response to events affecting that industry or sector.
Transactions and Liquidity Risk. A Fund could experience a loss when selling securities to meet redemption requests by shareholders, and its liquidity may be negatively impacted. The risk of loss increases if the redemption requests are large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities a Fund wishes to, or is required to, sell are illiquid. To the extent a large proportion of shares of a Fund are held by a small number of shareholders (or a single shareholder) including funds or accounts over which the adviser or its affiliates have investment discretion, the Fund is subject to the risk that these shareholders will purchase or redeem Fund shares in large amounts rapidly or unexpectedly, including as a result of an asset allocation decision made by the adviser or its affiliates. In addition to the other risks described in this section, these transactions could adversely affect the ability of a Fund to conduct its investment program. A Fund may be unable to sell illiquid securities at its desired time or price or the price at which the securities have been valued for purposes of the Fund’s net asset value. Illiquidity can be caused by a drop in overall market trading volume, an inability to find a ready buyer, or legal restrictions on the securities’ resale. Other market participants may be attempting to sell debt securities at the same time as a Fund, causing downward pricing pressure and contributing to illiquidity. The capacity for bond dealers to engage in trading or “make a market” in debt securities has not kept pace with the growth of bond markets. Liquidity and valuation risk may be magnified in a rising interest rate environment, when credit quality is deteriorating or in other circumstances where investor redemptions from fixed income mutual funds may be higher than normal. Certain securities that were liquid when purchased may later become illiquid, particularly in times of overall economic distress. Similarly, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. Large redemptions also could accelerate the realization of capital gains, increase a Fund’s transaction costs and impact a Fund’s performance.
Core Plus Bond Fund, High Yield Fund, Strategic Income Opportunities Fund, Total Return Fund and Unconstrained Debt Fund
Interest Rate Risk. The Funds invest in debt securities that increase or decrease in value based on changes in interest rates. If rates increase, the value of a Fund’s investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. Your investment will decline in value if the value of these investments decreases. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. Each Fund invests in variable and floating rate Loans and other variable
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More About the Funds (continued)
and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of floating rate Loans and other securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Many factors can cause interest rates to rise. Some examples include central bank monetary policy, rising inflation rates and general economic conditions. Given that the Federal Reserve has begun to raise interest rates, the Funds may face a heightened level of interest rate risk.
Mortgage-Backed Securities Fund
Loan Risk. The Funds may invest in Loans that are investment grade. Loans are subject to a risk of default in the payment of principal and interest as well as the other risks described under “Interest Rate Risk” and “Credit Risk.” No active trading market may exist for some of the Loans and certain Loans may be subject to restrictions on resale. The inability to dispose of Loans in a timely fashion could result in losses to a Fund. Typically, Loans are not registered securities and are not listed on any national securities exchange. Consequently, there may be less public information available about a Fund’s investments and the market for certain Loans may be subject to irregular trading activity, wide bid/ask spreads and extended settlement periods. As a result, the Fund may be more dependent upon the analytical ability of its adviser.
When a Fund acquires a loan participation, a Fund typically enters into a contractual relationship with the lender or third party selling such participations, but not the borrower. As a result, the Fund assumes the credit risk of the seller of the loan participation and any other parties interpositioned between the Fund and the borrower. The Fund may not benefit directly from the collateral supporting the load in which it has purchased the loan participations or assignments.
Strategic Income Opportunities Fund, Total Return Fund and Unconstrained Debt Fund
Short Selling Risk. Some of the Funds may enter into short sales of certain securities and must borrow the securities to make delivery to the buyer. The Fund may not always be able to borrow a security it wants to sell short. The Fund also may be unable to close out an established short position at an acceptable price, and may have to sell long positions at disadvantageous times to cover its short positions. Furthermore, taking short positions in securities results in a form of leverage. Leverage involves special risks described under “Derivatives Risk.” A Fund’s loss on a short sale is potentially unlimited because there is no upward limit on the price a borrowed security could attain.
Currently, Short Selling Risk is not a principal risk of the Strategic Income Opportunities Fund.
High Yield Fund
Smaller Company Risk. Investments in smaller companies may be riskier, less liquid, more volatile and more vulnerable to economic, market and industry changes than investment in larger, more established companies. The securities of smaller companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, changes in the price of debt or equity issued by such companies may be more sudden or erratic than the prices of other securities, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies. This may cause unexpected and frequent decreases in the value of a Fund’s investments.
Currently, Smaller Company Risk is not a principal risk of the Short Duration Core Plus Fund.
Core Plus Bond Fund, High Yield Fund, Strategic Income Opportunities Fund, Total Return Fund and Unconstrained Debt Fund
Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for a Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. Equity securities are subject to “stock market risk” meaning that stock prices in general (or in particular, the prices of the types of securities in which a Fund invests) may decline over short or extended periods of time. When the value of a Fund’s securities goes down, your investment in the Fund decreases in value.
Core Plus Bond Fund, High Yield Fund, Strategic Income Opportunities Fund, Total Return Fund and Unconstrained Debt Fund
Convertible Securities Risk. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities generally have characteristics similar to both debt and equity securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Convertible securities ordinarily provide a stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities generally rank senior to common stock in a corporation’s capital structure but are usually subordinated to comparable nonconvertible securities. Convertible securities generally do

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not participate directly in any dividend increases or decreases of the underlying securities, although the market prices of convertible securities may be affected by any dividend changes or other changes in the underlying securities. Contingent convertible securities are subject to additional risk factors. A contingent convertible security is a hybrid debt security typically issued by a non-U.S. bank that may be convertible into equity or may be written down if a pre-specified trigger event such as a decline in capital ratio below a prescribed threshold occurs. If such a trigger event occurs, a Fund may lose the principal amount invested on a permanent or temporary basis or the contingent convertible security may be converted to equity. Coupon payments on contingent convertible securities may be discretionary and may be cancelled by the issuer. Holders of contingent convertible securities may suffer a loss of capital when comparable equity holders do not.
Core Plus Bond Fund, Strategic Income Opportunities Fund, Total Return Fund and Unconstrained Debt Fund
Sovereign Debt Risk. A Fund may invest in sovereign debt securities. These securities are issued or guaranteed by foreign governmental entities. These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.
Currently, Sovereign Debt Risk is not a principal risk of the Unconstrained Debt Fund.
Strategic Income Opportunities Fund and Total Return Fund
Municipal Securities Risk. Changes in a municipality’s financial health may make it difficult for the municipality to make interest and principal payments when due. A number of municipalities have had significant financial problems recently, and these and other municipalities could, potentially, continue to experience significant financial problems resulting from lower tax revenues and/or decreased aid from state and local governments in the event of an economic downturn. This could decrease a Fund’s income or hurt the ability to preserve capital and liquidity.
Under some circumstances, municipal securities might not pay interest unless the state legislature or municipality authorizes money for that purpose. Some securities, including municipal lease obligations, carry additional risks. For example, they may be difficult to trade or interest payments may be tied only to a specific stream of revenue.
Since some municipal securities may be secured or guaranteed by banks and other institutions, the risk to a Fund could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. If such events were to occur, the value of the security could decrease or the value could be lost entirely, and it may be difficult or impossible for a Fund to sell the security at the time and the price that normally prevails in the market. Interest on municipal obligations, while generally exempt from federal income tax, may not be exempt from federal alternative minimum tax.
Currently, Municipal Securities Risk is not a principal risk of the Short Duration Core Plus Fund.
Strategic Income Opportunities Fund and Unconstrained Debt Fund
CFTC Regulation Risk. The Funds are subject to regulation by the Commodity Futures Trading Commission (CFTC) as a “commodity pool” and the adviser is subject to regulation as a “commodity pool operator” with respect to the Funds. As a result, the Funds are subject to various CFTC requirements, including certain registration, disclosure and operational requirements. Compliance with these requirements may increase Fund expenses.
Strategic Income Opportunities Fund, Total Return Fund and Unconstrained Debt Fund
Mortgage Dollar Roll Risk. The Funds may enter into mortgage dollar rolls involving mortgage pass-through securities including mortgage TBAs and other mortgage-backed securities. During the period between the sale and repurchase in a mortgage dollar roll transaction, a Fund will not be entitled to receive interest and principal payments on the securities sold. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, a Fund’s right to repurchase or sell securities may be limited. Short sales of mortgage TBAs and mortgage dollar rolls may be subject to leverage risks as described under “Derivatives Risk.” In addition, mortgage dollar rolls may increase interest rate risk and result in an increased portfolio turnover rate which increases costs and may increase taxable gains.
Strategic Income Opportunities Fund and Total Return Fund
Options Risk. There are several risks associated with transactions in options, such as exchange-listed, over-the-counter and index options. For example, there are significant differences
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More About the Funds (continued)
between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. There can be no assurance that a liquid secondary market will exist for any particular option at a particular time, especially when a Fund seeks to close out an option position; as a result, it may be costly to liquidate options. There is no assurance that a liquid market will exist for any particular option contract at any particular time even if the contract is traded on an exchange. Exchanges may establish daily price fluctuation limits for options contracts and may halt trading if a contract’s price moves up or down more than the limit in a given day, making it impossible for a Fund to enter into new positions or close out existing positions. As a result, the Fund’s access to other assets held to cover its options positions could also be impaired. Although the Funds will attempt to enter into option transactions with creditworthy parties, a Fund may be at risk that the counterparties entering into the option transaction will not fulfill their obligations, particularly when the Fund utilizes over-the-counter options. Because option premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more volatile than investing directly in the underlying investment.
Strategic Income Opportunities Fund and Total Return Fund
Investment Company and ETF Risk. The Funds may invest in shares of other investment companies, including ETFs and common shares and preferred shares of closed-end funds. Shareholders bear both their proportionate share of a Fund’s expenses and similar expenses of the underlying investment company or ETF when the Fund invests in shares of another investment company or ETF. The Fund is subject to the risks associated with the ETF or investment company’s investments. The price and movement of an ETF or closed-end fund designed to track an index may not track the index and may result in a loss. In addition, ETFs and closed-end investment companies may trade at a price above (premium) or below (discount) their net asset value, especially during periods of significant market volatility or stress, causing investors to pay significantly more or less than the value of the ETF’s underlying portfolio. Certain ETFs or closed-end funds traded on exchanges may be thinly traded and experience large spreads between the “ask” price quoted by a seller and the “bid” price offered by a buyer. To the extent that a Fund invests in auction rate preferred shares of closed-end funds, such securities are subject to additional risks. Since February 2008, numerous auctions have failed due to insufficient demand for securities and have continued to fail for an extended period of time. There may not be a liquid market for the Fund’s investments in auction rate securities at a time when the Fund wishes to dispose of such securities.
A Fund may also invest in pooled investment vehicles including ETFs that are not registered investment companies or commodity pools. These pooled investment vehicles do not have the protections available to those types of investments under federal securities or commodities laws. For example, unlike registered investment companies, these vehicles are not subject to federal securities laws that limit transactions with affiliates, require redemption of shares, or limit sales load. Although shares of these vehicles may be traded on an exchange, there may be no active market for such shares and such shares may be highly illiquid.
Currently, the Investment Company and ETF Risk is not a principal risk for the Short Duration Core Plus Fund.
Strategy Risk. The Fund may use relative value and other strategies that combine derivatives and/or securities to manage duration, sector and yield curve exposure and credit and spread volatility. There is no guarantee that these strategies will succeed and their use may subject the Fund to greater volatility and loss. Relative value strategies involve complex securities transactions that involve risks in addition to direct investments in securities including leverage risk and the risks described under “Derivatives Risk.”
Risk Associated with the Fund holding Cash, Money Market Instruments and Other Short-Term Investments. The Fund will, at times, hold assets in cash, money market instruments and other short-term investments, which may hurt the Fund’s performance. These positions may also subject the Fund to additional risks and costs.
High Yield Fund
Privately Placed Securities Risk. Privately placed securities generally are less liquid than publicly traded securities and a Fund may not always be able to sell such securities without experiencing delays in finding buyers or reducing the sale price for such securities. The disposition of some of the securities held by the Fund may be restricted under federal securities laws or by the relevant exchange or by a governmental or supervisory authority. As a result, the Fund may not be able to dispose of such investments at a time when, or at a price at which, it desires to do so and may have to bear expenses of registering these securities, if necessary. These securities may also be difficult to value.
Currently, Privately Placed Securities Risk is not a principal risk of the Short Duration Core Plus Fund.
Core Plus Bond Fund, Strategic Income Opportunities Fund, Total Return Fund and Unconstrained Debt Fund
CPI-U Strategy Risk. The Fund may use CPI-U swaps to hedge inflation risk associated with certain debt securities. There is no guarantee that such strategy will be effective in protecting the return from such securities from inflation risks. In addition, CPI-U swaps are subject to “Derivatives Risk.”
CPI-U Strategy Risk is not a principal risk of the Funds.

52  |   J.P. Morgan Income Funds

Strategic Income Opportunities Fund, Total Return Fund and Unconstrained Debt Fund
High Portfolio Turnover Risk. A Fund will likely engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term capital gains that will generally be taxable to shareholders as ordinary income.
Additional Risks for the Funds
Volcker Rule Risk. Pursuant to section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act and certain rules promulgated thereunder known as the Volcker Rule, if the adviser and/or its affiliates own 25% or more of the outstanding ownership interests of a Fund after the permitted seeding period from the implementation of a Fund’s investment strategy, a Fund could be subject to restrictions on trading that would adversely impact a Fund’s ability to execute its investment strategy. Generally, the permitted seeding period is three years from the implementation of a Fund’s investment strategy. As a result, the adviser and/or its affiliates may be required to reduce their ownership interests in a Fund at a time that is sooner than would otherwise be desirable, which may result in a Fund’s liquidation or, if a Fund is able to continue operating, may result in losses, increased transaction costs and adverse tax consequences as a result of the sale of portfolio securities.
Securities Lending Risk. Some of the Funds may engage in securities lending. Securities lending involves counterparty risk, including the risk that the loaned securities may not be returned or returned in a timely manner and/or a loss of rights in the collateral if the borrower or the lending agent defaults. This risk is increased when the Fund’s loans are concentrated with a single or limited number of borrowers. In addition, the Fund bears the risk of loss in connection with its investments of the cash collateral it receives from the borrower. To the extent that the value or return of the Fund’s investments of the cash collateral declines below the amount owed to a borrower, the Fund may incur losses that exceed the amount it earned on lending the security. In situations where the adviser does not believe that it is prudent to sell the cash collateral investments in the market, the Fund may borrow money to repay the borrower the amount of cash collateral owed to the borrower upon return of the loaned securities. This will result in financial leverage, which may cause the Fund to be more volatile because financial leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.
Strategic Income Opportunities Fund and Total Return Fund
Insurance-Linked Securities Risk. The Funds may invest in insurance-linked securities. Gains or losses on insurance based instruments are tied to specific types of insurance risk including, but not limited to, fire, hurricanes, earthquakes, wind-storms, extreme temperature conditions, tsunamis, and floods.
The type, frequency and severity of catastrophic events are difficult to predict or model, and thus the expected return on an investment with respect to such instruments is difficult to calculate. A Fund’s investments in insurance-linked securities may be concentrated in one or more types of risk, in which case the overall adverse impact on the Fund of a single catastrophe or other insured event or adverse movements in the value of a single investment position could be considerably greater than if the Fund’s insurance-based investments were more diversified. Insurance-linked securities often provide for an extension of maturity to process and audit loss claims where a catastrophic event has, or possibly has, occurred. An extension of maturity may increase volatility. Insurance-linked exposure may also expose a Fund to certain unanticipated risks including credit risk, counterparty risk, adverse regulatory or jurisdictional interpretations, and adverse tax consequences. Insurance-linked securities may also be subject to liquidity risk.
Business Development Company Risk. Each Fund may invest in shares of BDCs. BDCs are closed-end investment companies that have elected to be BDCs under the Investment Company Act of 1940. Shareholders bear both their proportionate share of a Fund’s expenses and similar expenses of the BDC when a Fund invests in shares of the BDC. BDCs that are listed on a stock exchange may trade at a price below their net asset value (also known as a discount). If a Fund invests in BDCs, it may incur added expenses such as additional management fees and trading costs. BDCs generally invest in debt securities that are not rated by a credit rating agency and are considered below investment grade quality (junk bonds). Little public information generally exists for the type of companies in which a BDC may invest and, therefore, there is a risk that investors may not be able to make a fully informed evaluation of the BDC and its portfolio of investments. In addition, investments made by BDCs are typically illiquid and are difficult to value for purposes of determining a BDC’s net asset value. If a Fund invests in a BDC that is privately placed, the investment also may be subject to additional liquidity risks because it may be difficult for the Fund to liquidate its investment in a privately placed BDC. The revenues, income (or losses) and valuations of companies in which BDCs invest can, and often do, fluctuate suddenly and dramatically, and they face considerable risk of loss.
Unconstrained Debt Fund
ETF and Investment Company Risk. Shareholders bear both their proportionate share of a Fund’s expenses and similar expenses of the underlying investment company or ETF when the Fund invests in shares of another investment company or ETF. A Fund is subject to the risks associated with the ETF or investment company’s investments. The price and movement of an ETF or closed-end fund designed to track an index may not track the index and may result in a loss. In addition, ETFs and closed-end investment companies may trade at a price above (premium) or below (discount) their net asset value, especially during periods of significant market volatility or stress, causing investors to pay significantly more or less than the value of the
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More About the Funds (continued)
ETF’s underlying portfolio. Certain ETFs or closed-end funds traded on exchanges may be thinly traded and experience large spreads between the “ask” price quoted by a seller and the “bid” price offered by a buyer.
For more information about risks associated with the types of investments that the Funds purchase, please read the “Risk/Return Summaries” and “Investment Practices” section later in the prospectus, and the Statement of Additional Information.
Conflicts of Interest
An investment in a Fund is subject to a number of actual or potential conflicts of interest. For example, the Adviser and/or its affiliates provide a variety of different services to a Fund, for which the Fund compensates them. As a result, the Adviser and/or its affiliates have an incentive to enter into arrangements with a Fund, and face conflicts of interest when balancing that incentive against the best interests of a Fund. The Adviser and/or its affiliates also face conflicts of interest in their service as investment adviser to other clients, and, from time to time, make investment decisions that differ from and/or negatively impact those made by the Adviser on behalf of a Fund. In addition, affiliates of the Adviser provide a broad range of services and products to their clients and are major participants in the global currency, equity, commodity, fixed-income and other markets in which a Fund invests or will invest. In certain circumstances by providing services and products to their clients, these affiliates’ activities will disadvantage or restrict the Funds and/or benefit these affiliates. The Adviser may also acquire material non-public information which would negatively affect the Adviser’s ability to transact in securities for a Fund. JPMorgan and the Funds have adopted policies and procedures reasonably designed to appropriately prevent, limit or mitigate conflicts of interest. In addition, many of the activities that create these conflicts of interest are limited and/or prohibited by law, unless an exception is available. For more information about conflicts of interest, see the Potential Conflicts of Interest section in the SAI.
Temporary Defensive and Cash Positions
For liquidity and to respond to unusual market conditions, the Funds may invest all or most of their total assets in cash and cash equivalents for temporary defensive purposes. In addition, certain Funds may invest in cash and cash equivalents as a principal investment strategy. These investments may result in a lower yield than lower-quality or longer-term investments.
WHAT IS A CASH EQUIVALENT?
Cash equivalents are highly liquid, high-quality instruments with maturities of three months or less on the date they are purchased. They include securities issued by the U.S. government, its agencies and instrumentalities, repurchase agreements, certificates of deposit, bankers’ acceptances, commercial paper, money market mutual funds and bank deposit accounts.
While the Funds are engaged in a temporary defensive position, they may not meet their investment objectives. These investments may also be inconsistent with a Fund’s main investment strategies. Therefore, the Funds will pursue a temporary defensive position only when market conditions warrant.
Additional Fee Waiver and/or Expense Reimbursement
Service providers to the Funds may, from time to time, voluntarily waive all or a portion of any fees to which they are entitled and/or reimburse certain expenses as they may determine from time to time. The Funds’ service providers may discontinue or modify these voluntary actions at any time without notice. Performance for the Funds reflects the voluntary waiver of fees and/or the reimbursement of expenses, if any. Without these voluntary waivers and/or expense reimbursements, performance would have been less favorable.
ADDITIONAL INFORMATION CONCERNING STRATEGIC INCOME OPPORTUNITIES FUND
Fund Expenses
“Acquired Fund Fees and Expenses” are based on the allocation of the Fund’s assets to acquired funds including Institutional Class Shares of JPMorgan U.S. Government Money Market Fund calculated on a daily basis for the fiscal year ended 2/28/17. The JPMorgan U.S. Government Money Market Fund imposes a separate investment advisory fee, administration fee, and shareholder servicing fee. The Fund’s adviser, administrator, and shareholder servicing agent will waive fees charged in an amount equal to the weighted pro rata amount of investment advisory fees, administration fees and shareholder servicing fees charged by the JPMorgan U.S. Government Money Market Fund. For the fiscal year ended 2/28/18, the net expenses of Class A Shares were 1.02%, taking into account these waivers.

54  |   J.P. Morgan Income Funds

The Funds’ Management and Administration
The following Funds are series of JPMorgan Trust I (JPMT I), a Delaware statutory trust:
Strategic Income Opportunities Fund
Total Return Fund
Unconstrained Debt Fund
The following Funds are series of JPMorgan Trust II (JPMT II), a Delaware statutory trust:
Core Plus Bond Fund
High Yield Fund
Mortgage-Backed Securities Fund
The trustees of each Trust are responsible for overseeing all business activities of their respective Funds.
Each of the Funds operates in a multiple class structure. A multiple class fund is an open-end investment company that issues two or more classes of shares representing interests in the same investment portfolio.
Each class in a multiple class fund can set its own transaction minimums and may vary with respect to expenses for distribution, administration and shareholder services. This means that one class could offer access to a Fund on different terms than another class. Certain classes may be more appropriate for a particular investor.
Each Fund may issue other classes of shares that have different expense levels and performance and different requirements for who may invest. Call 1-800-480-4111 to obtain more information concerning all of the Funds’ other share classes. A Financial Intermediary who receives compensation for selling Fund shares may receive a different amount of compensation for sales of different classes of shares.
The Funds’ Investment Adviser
J.P. Morgan Investment Management Inc. (JPMIM) acts as investment adviser to the Funds and makes day-to-day investment decisions for the Funds.
JPMIM is a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. (JPMorgan Chase), a bank holding company. JPMIM is located at 270 Park Avenue, New York, NY 10017.
During the most recent fiscal year ended 2/28/18, JPMIM was paid management fees (net of waivers), as shown below (for the time period indicated), as a percentage of average daily net assets:
Core Plus Bond Fund	0.30%
High Yield Fund	0.54
Mortgage-Backed Securities Fund	0.22
Strategic Income Opportunities Fund	0.42
Total Return Fund	0.26
Unconstrained Debt Fund	0.41
A discussion of the basis the Board of Trustees of the Trusts used in reapproving the investment advisory agreement for the Funds is available in the semi-annual report for the period ended August 31.
The Portfolio Managers
Core Plus Bond Fund
The lead portfolio managers who are primarily responsible for the day-to-day management of the Fund are listed below. As part of that responsibility, the portfolio managers establish and monitor the overall duration, yield curve, and sector allocation strategies for the Fund. The portfolio managers are assisted by multiple sector and research teams who help formulate duration and allocation recommendations and support the strategies of the Fund within the parameters established by the portfolio managers.
The portfolio management team for the Fund consists of Steven S. Lear, Managing Director and CFA charterholder, Richard Figuly, Managing Director, and J. Andrew Norelli, Managing Director. The team also includes additional portfolio managers who make day-today decisions concerning all alternative strategies such as emerging market debt. Mr. Lear is responsible for overseeing U.S. broad market strategies for the U.S. Macro Driven investment team and has been part of the team responsible for management of the Fund since 2013. Prior to joining JPMIM in 2008, Mr. Lear was at Schroder Investment Management for ten years, serving as the head of the U.S. fixed income securities team for seven years. Mr. Figuly became part of the team responsible for management of the Fund in May 2006. An employee of JPMIM or predecessor firms since 1993, Mr. Figuly is a member of the Columbus Taxable Bond Team responsible for trading fixed income securities with an emphasis on asset-backed securities. Mr. Norelli is a portfolio manager within the U.S. Macro Driven investment team, where he focuses on multi-asset class portfolios, asset allocation, macroeconomic strategy, and global market dynamics. Prior to joining JPMIM in 2012, Mr. Norelli spent over 11 years at Morgan Stanley in fixed income, most recently serving four years as co-head of the firm’s emerging markets credit trading business.
High Yield Fund
The lead portfolio managers who are primarily responsible for the day-to-day management of the Fund are listed below. As part of that responsibility, the portfolio managers establish and monitor the overall duration, yield curve, and sector allocation strategies for the Fund. The portfolio managers are assisted by multiple sector and research teams who help formulate duration and allocation recommendations and support the strategies of the Fund within the parameters established by the portfolio managers.
The portfolio management team for the High Yield Fund is comprised of William J. Morgan, Managing Director and James P. Shanahan, Managing Director. Mr. Morgan and Mr. Shanahan have been part of the team responsible for management of the

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The Funds’ Management and Administration (continued)
Fund since inception. Mr. Morgan is a High Yield Team leader and the portfolio manager for the high yield broad, leveraged loan, and short duration high yield styles. An employee of JPMIM or predecessor firms since 1998, Mr. Morgan has worked in the high yield investment industry since 1982. An employee of JPMIM or predecessor firms since 1998, Mr. Shanahan has worked in the high yield industry since 1986. He is a portfolio manager for high yield broad opportunistic, leveraged loans and distressed debt styles.
Mortgage-Backed Securities Fund
The lead portfolio managers who are primarily responsible for the day-to-day management of the Fund are listed below. As part of that responsibility, the portfolio managers establish and monitor the overall duration, yield curve, and sector allocation strategies for the Fund. The portfolio managers are assisted by research teams who provide individual security and sector recommendations regarding their area of focus, while the portfolio managers select and allocate individual securities in a manner designed to meet the investment objective of the Fund.
The lead portfolio managers are Richard D. Figuly, Managing Director and Michael Sais, Managing Director and CFA charterholder. Mr. Figuly became part of the team responsible for management of the Fund in 2015. An employee of JPMIM or predecessor firms since 1993, Mr. Figuly is a member of the Global Fixed Income, Currency & Commodities Group (GFICC) and a portfolio manager for the U.S. Value Driven Team and is responsible for managing certain J.P. Morgan Funds and institutional taxable bond portfolios. Mr. Sais is a member of the GFICC group and a portfolio manager for the U.S. Value Driven Team and has been part of the team responsible for the management of the Fund since 2005. Mr. Sais joined JPMIM or predecessor firms in 1994 as a senior fixed income research analyst.
Strategic Income Opportunities Fund
William Eigen, Managing Director and CFA charterholder, is the lead portfolio manager who has been primarily responsible for the day-to-day management of the Fund since its inception. In his role as lead portfolio manager for the Fund, he is responsible for establishing and monitoring the strategy allocation for the Fund within and among sectors and utilizing the research and insight of dedicated sector specialists in making day-to-day decisions regarding securities to be bought or sold by the Fund. Information on Mr. Eigen is described under the Total Return Fund.
Jarred A. Sherman, Managing Director and CFA charterholder and Jeffrey Wheeler, Executive Director and CFA charterholder, are co-managers of the Fund. Mr. Sherman has been a portfolio manager for the Fund since 2009. An employee of JPMIM since 1999, Mr. Sherman is a portfolio manager and member of the Absolute Return and Opportunistic Fixed Income Team. In his role as co-manager, Mr. Sherman works closely with the lead portfolio manager to oversee the day-to-day operations of the
Fund. Mr. Wheeler has been a portfolio manager of the Fund since October 2015 and is responsible for the Fund’s investments in securitized products. An employee of JPMIM since 2013, Mr. Wheeler is a portfolio manager and member of the Absolute Return and Opportunistic Fixed Income Team. Prior to joining JPMIM, Mr. Wheeler was a portfolio manager at Smith Breeden Associates, where he served as head of the Securitized Asset Team from 2009 to 2013.
Total Return Fund
The lead portfolio manager who is primarily responsible for the day-to-day management of the Fund is listed below. As part of that responsibility, the portfolio manager establishes and monitors the overall duration, yield curve, and sector allocation strategies for the Fund. The portfolio manager is assisted by multiple sector and research teams who help formulate duration and allocation recommendations and support the strategies of the Fund within the parameters established by the portfolio manager.
William Eigen, Managing Director and CFA charterholder, is the lead portfolio manager who has been responsible for the day-to-day management of the Fund since inception. Mr. Eigen has been an employee of JPMIM since April 2008 and is currently the head of Absolute Return and Opportunistic strategies.
Jarred Sherman, Managing Director and CFA charterholder is also a senior member of the Absolute Return and Opportunistic Fixed Income Team. As part of the team’s investment process Messrs. Eigen and Sherman meet, along with other portfolio managers and research analysts, to discuss the economic outlook, industry trends, and the merits and risks of investment ideas for the Fund. Messrs. Eigen and Sherman follow the same investment process, philosophy and research resources, and in Mr. Eigen’s absence, Mr. Sherman will be responsible for day-to-day management of the portfolio. Information on Mr. Sherman is included under the Strategic Income Opportunities Fund.
Unconstrained Debt Fund
The lead portfolio managers who are primarily responsible for the day-to-day management of the Fund are listed below. As part of that responsibility, the portfolio managers establish and monitor the overall duration, yield curve, and sector allocation strategies for the Fund. The portfolio managers are assisted by multiple sector and research teams who help formulate duration and allocation recommendations and support the strategies of the Fund within the parameters established by the portfolio managers.
The portfolio management team for the Fund is comprised of Robert Michele, Managing Director and CFA charterholder, Nicholas J. Gartside, Managing Director and CFA charterholder, and Iain T. Stealey, Managing Director and CFA charterholder. A portfolio manager for the Fund since its inception, Mr. Michele is the Global Chief Investment Officer within J.P. Morgan Asset Management’s Global Fixed Income and Currency Group. He is responsible for overseeing the activities of the fixed income and

56  |   J.P. Morgan Income Funds

currency investment teams based in New York, Europe and Asia. Prior to joining JPMIM in 2008, Mr. Michele was at Schroder Investment Management for ten years, most recently serving as the global head of fixed income. Mr. Gartside joined the portfolio management team for the Fund in 2011 and is the International Chief Investment Officer within JPMorgan Asset Management’s Global Fixed Income and Currency Group. In this role, Mr. Gartside is responsible for leading and overseeing the activities of international fixed income teams. In addition, he is the co-manager of multi-sector fixed income products. Prior to joining JPMIM in 2010, he was at Schroder Investment Management for eight years where he most recently served as the Head of Global Fixed Income. Mr. Stealey has served as a member of the portfolio management team for the Fund since its inception. An employee of JPMIM since 2002, Mr. Stealey is a portfolio manager in the International Fixed Income Group focusing on high grade bond strategies. He specializes in portfolio construction and works on multi-currency accounts for both segregated clients and pooled funds.
The Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Funds.
The Funds' Administrator
JPMIM (the Administrator) provides administrative services and oversees each Fund’s other service providers. The Administrator receives a pro-rata portion of the following annual fee on behalf of each Fund for administrative services: 0.15% of the first $25 billion of average daily net assets of all Funds (excluding certain funds of funds and money market funds) in the J.P. Morgan Funds Complex plus 0.075% of average daily net assets of such Funds over $25 billion.
The Funds' Shareholder Servicing Agent
The Trusts, on behalf of the Funds, have entered into a shareholder servicing agreement with JPMorgan Distribution Services, Inc. (JPMDS) under which JPMDS has agreed to provide certain support services to the Funds’ shareholders. For performing these services, JPMDS, as shareholder servicing agent, receives an annual fee of 0.25% of the average daily net assets of the Class T Shares of each Fund. JPMDS may enter into service agreements with Financial Intermediaries under which it will pay all or a portion of the annual fee to such Financial Intermediaries for performing shareholder and administrative services.
The Funds' Distributor
JPMDS (the Distributor) is the distributor for the Funds. The Distributor is an affiliate of JPMIM.
Additional Compensation to Financial Intermediaries
JPMIM, JPMDS and, from time to time, other affiliates of JPMorgan Chase may also, at their own expense and out of their own legitimate profits, provide additional cash payments to Financial Intermediaries whose customers invest in shares of the J.P. Morgan Funds. For this purpose, Financial Intermediaries include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase, that have entered into agreements with JPMDS. These additional cash payments are payments over and above any sales charges (including Rule 12b-1 fees), service fees (including sub-transfer agency and/or networking fees) that are paid to such Financial Intermediaries, as described elsewhere in this prospectus. These additional cash payments are generally made to Financial Intermediaries that provide shareholder, sub-transfer agency or administrative services or marketing support. Marketing support may include access to sales meetings, sales representatives and Financial Intermediary management representatives, inclusion of the J.P. Morgan Funds on a sales list, including a preferred or select sales list, or other sales programs and/or for training and educating a Financial Intermediary’s employees. These additional cash payments also may be made as an expense reimbursement in cases where the Financial Intermediary provides shareholder services to J.P. Morgan Fund shareholders. JPMIM and JPMDS may also pay cash compensation in the form of finders’ fees that vary depending on the J.P. Morgan Fund and the dollar amount of shares sold. Such additional compensation may provide such Financial Intermediaries with an incentive to favor sales of shares of the J.P. Morgan Funds over other investment options they make available to their customers. See the Statement of Additional Information for more information.
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Investing with J.P. Morgan Funds
Choosing A Share Class
Each share class represents an investment in the same portfolio of securities, but each has different availability and eligibility criteria, sales charges, expenses, dividends and distributions.
Please read this prospectus carefully, and then select the Fund most appropriate for you and decide how much you want to invest. Each Fund may offer other classes of shares not included in this prospectus that have different expense levels, performance and eligibility requirements from the share classes offered in this prospectus. Call 1-800-480-4111 to obtain more information concerning these or other share classes. A Financial Intermediary may receive different compensation based on the share class sold.

Shares of the Funds have not been registered for sale outside of the United States. This prospectus is not intended for distribution to prospective investors outside of the United States. The Funds generally do not market or sell shares to investors domiciled outside of the United States, even, with regard to individuals, if they are citizens or lawful permanent residents of the United States.
Class T
Eligibility [1,2]	Limited to certain investors, including: • Purchases through your Financial Intermediary including affiliates of JPMorgan Chase & Co. (JPMorgan Chase)
Minimum Investment[1,3]	$1,000 for each Fund or $50, if establishing a monthly $50 Systematic Investment Plan[4]
Minimum Subsequent Investments[3]	$50
Systematic Investment Plan	Yes
Systematic Redemption Plan	Yes
Front-End Sales Charge (refer to Sales Charges and Financial Intermediary Compensation Section for more details)	Up to 2.50% (reduced for large purchases).
Contingent Deferred Sales Charge (CDSC) (refer to Sales Charges and Financial Intermediary Compensation Section for more details)	None
Distribution (12b-1) Fee	0.25% of the average daily net assets.
Shareholder Service Fee	0.25% of the average daily net assets.
Redemption Fee	None
Advantages	If you are eligible to have the sales charge reduced or you have a long-term investment horizon, these shares have lower distribution fees over a longer term investment horizon.
Disadvantages	A front-end sales charge is generally assessed, diminishing the number of shares owned.

1	Financial Intermediaries or other organizations making the Funds available to their clients or customers may impose minimums which may be different from the requirements.
2	Effective 4/3/17, new Group Retirement Plans (please see Glossary for definition) are no longer eligible to purchase Class T Shares.
3	Please see “MINIMUM ACCOUNT BALANCE” for more information about minimum balance requirements.
4	You are eligible for the lower $50 initial investment as long as you agree to make regular monthly investments of at least $50 until you reach the required $1,000 investment amount. Once the required amount is reached, you must maintain the minimum $1,000 investment in the Fund.
Sales Charges and Financial Intermediary Compensation
The following section describes the various sales charges and other fees that you will pay if you purchase shares of the Funds. In addition, it describes the types of compensation paid to Financial Intermediaries for the sale of Fund shares and related services. The Distributor reserves the right to change sales charges and commissions at any time.
To obtain information regarding sales charges and the reduction, and elimination or waiver of sales charges on Class T Shares of a Fund, see below, visit www.jpmorganfunds.com or call 1-800-480-4111. You may also contact your Financial Intermediary about the reduction, elimination or waiver of sales charges.
58  |  J.P. Morgan Income Funds

Class T Shares
The public offering price of Class T Shares of each Fund is the net asset value (NAV) per share plus the applicable sales charge, unless you qualify for a waiver of the sales charge. The sales charge is allocated between your Financial Intermediary and the Distributor as shown in the tables below, except if the Distributor, in its discretion, re-allows the entire amount to your Financial Intermediary. In those instances in which the entire amount is re-allowed, such Financial Intermediaries may be deemed to be underwriters under the Securities Act of 1933.
The table below shows the front-end sales charge you would pay at different levels of investment and the commission paid to Financial Intermediaries. Purchases at certain dollar levels, known as “breakpoints,” allow for a reduction in the front-end sales charge.
Class T Shares Amount of Investment	Sales Charge as a % of Offering Price	Sales Charge as a % of your Investment[1]	Commission as a % of Offering Price[2]
Less than $249,999	2.50	2.56	2.50
$250,000-$499,999	2.00	2.04	2.00
$500,000-$999,999	1.50	1.52	1.50
1,000,000 or more	1.00	1.01	1.00
[1]	The actual sales charge you pay may differ slightly from the rates disclosed above due to rounding calculations.
[2]	The sales charge is allocated between your Financial Intermediary and the Distributor. The Distributor, at its discretion, may re-allow the entire sales charge to your Financial Intermediary; in those instances such Financial Intermediaries may be deemed to be underwriters under the Securities Act of 1933.
Reducing Your Class T Sales Charges
Rights of Accumulation and Letter of Intent privileges are not available for you to reduce the front-end sales charge you pay on Class T Shares. The front-end sales charge applies to each individual transaction in a Fund.
Waiver of the Class T Sales Charge
No sales charge is imposed on Class T Shares of the Funds if the shares were:
1.	Bought with the reinvestment of dividends and capital gains distributions.
2.	Bought in connection with a conversion from Class A or Class C Shares of a Fund.
3.	Bought in connection with plans of reorganization of a J.P. Morgan Fund, such as mergers, asset acquisitions and exchange offers to which a Fund is a party.
To determine if you qualify for a sales charge waiver, call 1-800-480-4111 or contact your Financial Intermediary. These waivers may not continue indefinitely and may be discontinued at any time without notice.
Contingent Deferred Sales Charge (CDSC)
Redemption of Class T Shares are not subject to a CDSC.
Repurchase Rights
Class T Shares of a Fund will not offer Repurchase Rights.
Rule 12b–1 Fees
Each Fund described in this prospectus has adopted a Distribution Plan under Rule 12b-1 with respect to Class T Shares that allows it to pay distribution fees for the sale and distribution of those shares of the Funds. These fees are called “Rule 12b-1 fees.” Rule 12b-1 fees are paid by the Funds to the Distributor as compensation for its services and expenses in connection with the sale and distribution of Fund shares. The Distributor in turn pays all or part of these Rule 12b-1 fees to Financial Intermediaries that have agreements with the Distributor to sell shares of the Funds. The Distributor may pay Rule 12b-1 fees to its affiliates. Payments are not tied to actual expenses incurred.
The Rule 12b-1 fees (based on average daily net assets of the share class) vary by share class as follows:
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Investing with J.P. Morgan Funds (continued)
Class	Rule 12b-1 Fee
Class T	0.25%
Because Rule 12b-1 fees are paid out of Fund assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.
Networking and Sub-Transfer Agency Fees
J.P. Morgan Funds have entered into agreements directly with Financial Intermediaries pursuant to which the Funds will pay the Financial Intermediary for services such as networking or sub-transfer agency (collectively, the “Sub-TA Agreements”). Sub-TA Agreement payments are generally based on either (1) a percentage of the average daily net assets of clients serviced by such Financial Intermediary up to a set maximum dollar amount per shareholder account serviced, or (2) a per account fee based on the number of accounts serviced by such Financial Intermediary. Sub-TA Agreement payments are in addition to, rather than in lieu of, Rule 12b-1 fees the Financial Intermediary may also be receiving pursuant to agreements with the Distributor for classes with Rule 12b-1 fees. From time to time, JPMIM or its affiliates may pay a portion of the fees for networking or sub-transfer agency at its or their own expense and out of its or their legitimate profits.
Effective April 3, 2017, the J.P. Morgan Funds ceased making direct payments to financial intermediaries for any applicable sub-transfer agency services. After this date, payments to financial intermediaries for sub-transfer agency services will be made by the Distributor, as shareholder servicing agent, from the service fee. From time to time, JPMIM or its affiliates may pay a portion of the sub-transfer agency fees at its or their own expense and out of its or their legitimate profits.
Service Fees
The Distributor, as shareholder servicing agent, receives an annual fee of up to the following fee (based on the average daily net assets of each class of a Fund).
Class	Service Fee
Class T	0.25%
The Distributor may enter into service agreements with Financial Intermediaries under which it will pay all or a portion of that fee to such Financial Intermediaries for performing shareholder and administrative services.
Purchasing Fund Shares
You may purchase shares through your Financial Intermediary.
Purchase and redemption orders will be accepted only on days that J.P. Morgan Funds are open for business. The Funds are open for business on each day the NYSE is open for trading. The NYSE is closed for trading on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. A purchase or redemption order received by a Fund prior to the close of regular trading on the NYSE (normally 4:00 p.m. ET) (“Fund Close”), on a day the Funds are open for business, will be effected at that day’s NAV. The Funds will not treat an intraday unscheduled disruption or closure in NYSE trading as a closure of the NYSE and will calculate NAV as of 4:00 p.m., ET if the particular disruption or closure directly affects only the NYSE. An order received after the Fund Close will generally be effected at the NAV determined on the next business day. However, orders received by Financial Intermediaries on a business day prior to the Fund Close and communicated to the Funds prior to such time as agreed upon by the Funds and the Financial Intermediary will be effected at the NAV determined on the business day the order was received by the Financial Intermediary.
A purchase order must be supported by all appropriate documentation and information in the proper form. The Fund may refuse to honor incomplete purchase orders.
Share ownership is electronically recorded; therefore, no certificate will be issued. A shareholder who purchases shares of a Fund that accrues dividends daily will not accrue a dividend on the day of the purchase.
You should contact your investment representative for their requirements and procedures to purchase shares. If a Financial Intermediary holds your shares, it is the responsibility of the Financial Intermediary to send your purchase order to the Fund. Your Financial Intermediary may have an earlier cut-off time for purchase orders.
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Additional Information Regarding Purchases
Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open an account, we will ask for your name, residential or business street address, date of birth (for an individual), and other information that will allow us to identify you, including your social security number, tax identification number or other identifying number. The Funds cannot waive these requirements. The Funds are required by law to reject your Account Application if the required identifying information is not provided.
We will attempt to collect any missing information required on the Account Application by contacting either you or your Financial Intermediary. If we cannot obtain this information within the established time frame, your Account Application will be rejected. Amounts received prior to receipt of the required information will be held un-invested and will be returned to you without interest if your Account Application is rejected. If the required information is obtained, your investment will be accepted and you will pay the NAV per share next calculated after all of the required information is received, plus any applicable sales charge.
Once we have received all of the required information, federal law requires us to verify your identity. After an account is opened, we may restrict your ability to purchase additional shares until your identity is verified. If we are unable to verify your identity within a reasonable time, the Funds reserve the right to close your account at the current day’s NAV per share. If your account is closed for this reason, your shares will be redeemed at the NAV per share next calculated after the account is closed, less any applicable CDSC or fees. In addition, you will not be entitled to recoup any sales charges paid to a Fund in connection with your purchase of Fund shares.
Your Financial Intermediary may be responsible for complying with these requirements.
Purchases by wire may be canceled if J.P. Morgan Funds Services does not receive payment by 4:00 p.m. ET on the settlement date. You will be responsible for any expenses and/or losses to the Funds.
Exchanging Fund Shares
Class T Shares have limited exchange privileges. Before making an exchange request, you should read the prospectus of the J.P. Morgan Fund whose shares you would like to purchase by exchange. You can obtain a prospectus for any J.P. Morgan Fund by contacting your Financial Intermediary, by visiting www.jpmorganfunds.com, or by calling 1-800-480-4111.
EXCHANGE PRIVILEGES
Class T Shares of a Fund may be exchanged for:
• Another share class of the same Fund if you are eligible to purchase that class.
Financial Intermediaries may impose restrictions on exchanges or may not make exchanges available at all. Please contact a representative of your financial intermediary for further information.
In general, the same rules and procedures that apply to redemptions and purchases apply to exchanges:
•	All exchanges are subject to meeting any investment minimum or eligibility requirements of the new Fund and class.
•	The J.P. Morgan Funds will provide 60 days’ written notice of any termination of or material change to your exchange privilege.
•	All exchanges are based upon the net asset value that is next calculated after the Fund receives your order.
•	In order for an exchange to take place on the date that the order is submitted, the order must be received prior to the close of the Fund, otherwise, the exchange will occur on the following business day on which the Fund are open.
•	A shareholder that exchanges into shares of a Fund that accrues dividends daily, including a money market fund, will not accrue a dividend on the day of the exchange. A shareholder that exchanges out of shares of a Fund that accrues a daily dividend will accrue a dividend on the day of the exchange.
•	The exchange privilege is not intended as a way for you to speculate on short-term movements in the market. Therefore, to prevent disruptions in the management of J.P. Morgan Funds, certain J.P. Morgan Funds limit excessive exchange activity as described in the “Frequent Trading Policy” section. Your exchange privilege will be limited or revoked if the exchange activity is considered excessive. In addition, any J.P. Morgan Fund may reject any exchange request for any reason, including if it is not in the best interests of the Fund and/or its shareholders to accept the exchange.
Tax Consequences on Exchanges
Generally, an exchange between J.P. Morgan Funds is considered a sale and generally results in a capital gain or loss for federal income tax purposes. An exchange between classes of shares of the same Fund is generally not taxable for federal income tax purposes. You should talk to your tax advisor before making an exchange.
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Investing with J.P. Morgan Funds (continued)
Redeeming Fund Shares
If you sell shares through your Financial Intermediary, contact your investment representative for their requirements and procedures. If a Financial Intermediary holds your shares, it is the responsibility of the Financial Intermediary to send your redemption order to the Fund. Your Financial Intermediary may have an earlier cut-off time for redemption orders.
If you sell shares directly with the Fund, see the information below.
Your redemption proceeds may be mailed to you at your address of record1, wired, or sent by ACH to a pre-existing bank account on file.
HOW TO REDEEM
By Phone or Online Note: certain account types are not available for online account access.	Call us at 1-800-480-4111 Shareholder Services representatives are available Monday through Friday from 8:00 am to 7:00 pm ET.
By Mail	Regular mailing address: J.P. Morgan Funds Services P.O. Box 8528 Boston, MA 02266-8528 Overnight mailing address: J.P. Morgan Funds Services 30 Dan Road Canton, MA 02021-2809
Systematic Redemption Plan[2] Note: The Funds currently do not charge for this service, but may impose a charge in the future.	You may include instructions to set up a Systematic Redemption Plan on your application. Payment instructions must be included.

You may call, or mail written instructions to start, edit or delete a Systematic Redemption Plan.

You may send a written redemption request to your Financial Intermediary, if applicable, or to the Fund at the following address:

J.P. Morgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

You may redeem over the phone. Please see “Can I redeem by phone?” for more information.

It may not be in your best interest to buy additional Class T Shares while participating in a Systematic Withdrawal Plan. This is because Class T Shares have an upfront sales charge.
[1]	You cannot request a redemption by check to be sent to an address updated within 15 days.
[2]	If the amount of the systematic payment exceeds the income earned by your account since the previous payment under the Systematic Redemption Plan, payments will be made by redeeming some of your shares. This will reduce the amount of your investment, up to possibly closing your account
You may redeem some or all of your shares on any day that the Fund is open for business. You will not be permitted to enter a redemption order for shares purchased directly through J.P. Morgan Funds Services by check or through an ACH transaction for five business days following the acceptance of a purchase order unless you provide satisfactory proof that your purchase check or ACH transaction has cleared (sometimes referred to as uncollected shares).
If the Fund or Financial Intermediary receives your redemption order before the close of the NYSE (normally 4 p.m. ET or before 4:00 p.m. ET, if the NYSE closes before 4:00 p.m. ET), you will receive the NAV per share calculated after your redemption order is received in good order (meaning that it includes the information required by, and complies with security requirements implemented by, the Funds’ transfer agent or the Funds), minus the amount of any applicable fees. Your Financial Intermediary may have an earlier cut-off time for redemption orders and may charge a fee to process redemption of shares. A shareholder that redeems out of shares of a Fund that accrues a daily dividend will accrue a dividend on the day of the redemption.
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All redemption requests must be supported by valid identity authentication, the appropriate documentation (if applicable) and any necessary information in good order. Additional information may be required depending on the situation. For accounts held directly with the Funds, your redemption proceeds will typically be paid within one to seven days after receipt of the redemption order.
For accounts held directly with the Funds, the length of time that the Funds typically expect to pay redemption proceeds depends on whether payment is made by ACH, wire or check. The Funds typically expect to make payments of redemption proceeds by wire or ACH on the next business day following receipt of the redemption order by the Funds. For payment by check, the Funds typically expect to mail the check on the next business day following receipt of the redemption order by the Funds.
For accounts held through Financial Intermediaries, the length of time that the Funds typically expect to pay redemption proceeds depends on the method of payment and the agreement between the Financial Intermediary and the Funds. For redemption proceeds that are paid directly to you by the Fund, the Fund typically expects to make payments by wire or ACH or by mailing a check on the next business day following the Fund’s receipt of a redemption order from the Financial Intermediary. For payments that are made to your Financial Intermediary for transmittal to you, the Funds expect to pay redemption proceeds to the Financial Intermediary within 1 to 3 business days following the Fund’s receipt of the redemption order from the Financial Intermediary.
Payment of redemption proceeds may take longer than the time a Fund typically expects and may take up to seven days as permitted by the Investment Company Act of 1940.
Transactions by phone or fax
You may access your account and conduct transactions using phone or fax. Phone conversations are recorded. The J.P. Morgan Funds and their agents use reasonable procedures to verify the identity of the shareholder. If these procedures are followed, the J.P. Morgan Funds and their agents are not liable for any losses, liability, cost or expenses (including attorney fees) that may occur from acting on unauthorized or fraudulent instructions. Therefore please take precautions to protect your account information and immediately review account statements or other information provided to you. In addition, a confirmation is sent promptly after a transaction. Please review it carefully and contact J.P. Morgan Funds Services or your Financial Intermediary immediately about any transaction you believe to be unauthorized. You may revoke your right to make redemptions over the phone or by mailing written instructions to us.
You may not always reach J.P. Morgan Funds Services by phone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your Financial Intermediary. We may modify or cancel the ability to purchase or redeem shares by phone without notice.
Additional Information Regarding Redemptions
Medallion signature guarantees may be required if:
•	You want to redeem shares with a value of $50,000 or more and you want to receive your proceeds in the form of a check; or
•	You want your payment sent to an address, bank account or payee other than the one currently designated on your Fund account.
The Fund may refuse to honor incomplete redemption orders.
The Fund may suspend your ability to redeem when:
1.	Trading on the NYSE is restricted;
2.	The NYSE is closed (other than weekend and holiday closings);
3.	Federal securities laws permit;
4.	The SEC has permitted a suspension; or
5.	An emergency exists, as determined by the SEC.
You generally will recognize a gain or loss on a redemption for federal income tax purposes. You should talk to your tax advisor before making a redemption.
Generally, all redemptions will be for cash. The J.P. Morgan Funds typically expect to satisfy redemption requests by selling portfolio assets or by using holdings of cash or cash equivalents. On a less regular basis, the Funds may also satisfy redemption requests by borrowing from another Fund, by drawing on a line of credit from a bank, or using other short-term borrowings from its custodian. These methods may be used during both normal and stressed market conditions. In addition to paying redemption proceeds in cash, if you redeem shares worth $250,000 or more, the Fund reserves the right to pay part or all of your redemption proceeds in readily
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Investing with J.P. Morgan Funds (continued)
marketable securities instead of cash. If payment is made in securities, the Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the Fund and its remaining shareholders. If you receive a redemption in-kind, securities received by you may be subject to market risk and you could incur taxable gains and brokerage or other charges in converting the securities to cash. While the Funds do not routinely use redemptions in-kind, the Funds reserve the right to use redemptions in-kind to manage the impact of large redemptions on the Funds. Redemption in-kind proceeds will typically be made by delivering a pro-rata amount of a Fund’s holdings that are readily marketable securities to the redeeming shareholder within seven days after the Fund’s receipt of the redemption order.
Minimum Account Balance
Due to the relatively high cost of maintaining small accounts, if your account value falls below the required minimum balance, the Fund reserves the right to redeem all of the remaining shares in your account and close your account or charge an annual below minimum account fee of $10 per Fund. Before either of these actions is taken, you will be given 60 days advance written notice in order to provide you with time to increase your account balance to the required minimum, by purchasing sufficient shares, in accordance with the terms of this prospectus. To collect the $10 below minimum account fee, the Fund will redeem $10 worth of shares from your account.
Closings, Reorganizations and Liquidations
To the extent authorized by law, each Fund reserves the right to discontinue offering shares at any time, to merge or reorganize itself or a share class, or to cease operations and liquidate at any time.
Frequent Trading Policy
J.P. Morgan Funds do not authorize market timing and, except for the Funds identified below, use reasonable methods to identify market timers and to prevent such activity. However, there can be no assurance that these methods will prevent market timing or other trading that may be deemed abusive. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short-term market movements. Market timing may result in dilution of the value of Fund shares held by long-term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders. Although market timing may affect any Fund, these risks may be higher for Funds that invest significantly in non-U.S. securities or thinly traded securities (e.g., certain small cap securities), such as international, global or emerging market funds or small cap funds. For example, when a Fund invests in securities trading principally in non-U.S. markets that close prior to the close of the NYSE, market timers may seek to take advantage of the difference between the prices of these securities at the close of their non-U.S. markets and the value of such securities when the Fund calculates its net asset value.
J.P. Morgan Funds or the Distributor will prohibit any purchase order (including exchanges) with respect to one investor, a related group of investors or their agent(s) where they detect a pattern of either purchases and sales of one of the J.P. Morgan Funds, or exchanges between or among J.P. Morgan Funds, that indicates market timing or trading that they determine is abusive.
Although J.P. Morgan Funds use a variety of methods to detect and deter market timing, there is no assurance that the Funds’ own operational systems and procedures will identify and eliminate all market timing strategies. For example, certain accounts, which are known as omnibus accounts, include multiple investors and such accounts typically provide the Funds with a net purchase or redemption order on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers are not known by the Funds. While the Funds seek to monitor for market timing activities in omnibus accounts, the netting effect limits the Funds’ ability to locate and eliminate individual market timers. As a result, the Funds are often dependent upon Financial Intermediaries who utilize their own policies and procedures to identify market timers. These policies and procedures may be different than those utilized by the Funds.
The Boards of J.P. Morgan Funds have adopted various policies and procedures to identify market timers, including reviewing “round trips” in and out of J.P. Morgan Funds by investors. A “round trip” includes a purchase or exchange into a Fund followed or preceded by a redemption or exchange out of the same Fund. If the Distributor detects that you have completed two round trips within 60 days in the same Fund, the Distributor will reject your purchase and exchange orders for a period of at least 90 days. For subsequent violations, the Distributor may, in its sole discretion, reject your purchase and exchange orders temporarily or permanently. In identifying market timers, the Distributor may also consider activity of accounts that it believes to be under common ownership or control.
J.P. Morgan Funds have attempted to put safeguards in place to assure that Financial Intermediaries have implemented procedures designed to deter market timing and abusive trading. Despite these safeguards, there is no assurance that the Funds will be able to effectively identify and eliminate market timing and abusive trading in the Funds particularly with respect to omnibus accounts.
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J.P. Morgan Funds will seek to apply the Funds’ market timing policies and restrictions as uniformly as practicable to accounts with the Funds, except with respect to the following:
1.	Trades that occur through omnibus accounts at Financial Intermediaries as described above;
2.	Purchases, redemptions and exchanges made on a systematic basis;
3.	Automatic reinvestments of dividends and distributions;
4.	Purchases, redemptions or exchanges that are part of a rebalancing program, such as a wrap, advisory or bona fide asset allocation program, which includes investment models developed and maintained by a financial intermediary;
5.	Redemptions of shares to pay fund or account fees;
6.	Transactions initiated by the trustee or adviser to a donor-advised charitable gift fund;
7.	Transactions in Section 529 college savings plans;
8.	Transactions in Fund of Fund Products; and
9.	Transactions within a Retirement account such as:
•	Shares redeemed to return an excess contribution;
•	Transactions initiated by sponsors of group employee benefit plans or other related accounts;
•	Retirement plan contributions, loans, distributions, and hardship withdrawals;
•	IRA re-characterizations and conversions; and
•	IRA purchases of shares by asset transfer or direct rollover.
In addition to rejecting purchases, in connection with suspected market timing activities, the Distributor can reject a purchase (including purchases for the Funds listed below) for any reason, including purchases that it does not think are in the best interests of a Fund and/or its shareholders or if it determines the trading to be abusive. Your Financial Intermediary may also have additional procedures for identifying market timers and rejecting or otherwise restricting purchases and/or exchanges.
Certain J.P. Morgan Funds are intended for short-term investment horizons and do not monitor for market timers or prohibit such short-term trading activity. Those Funds are the JPMorgan Short Duration Bond Fund, JPMorgan Short Duration Core Plus Fund, JPMorgan Short-Intermediate Municipal Bond Fund, JPMorgan Limited Duration Bond Fund, JPMorgan Managed Income Fund, JPMorgan Ultra-Short Municipal Fund and the J.P. Morgan Money Market Funds. Although these Funds are managed in a manner that is consistent with their investment objectives, frequent trading by shareholders may disrupt their management and increase their expenses.
Valuation
Shares are purchased at net asset value (NAV) per share, plus a sales charge, if any. This is also known as the offering price. Shares are also redeemed at NAV. The NAV of each class within a Fund varies, primarily because each class has different class-specific expenses such as distribution and service fees.
The NAV per share of a class of a Fund is equal to the value of all the assets attributable to that class, minus the liabilities attributable to that class, divided by the number of outstanding shares of that class. The following is a summary of the procedures generally used to value J.P. Morgan Funds’ investments.
Securities for which market quotations are readily available are generally valued at their current market value. Other securities and assets, including securities for which market quotations are not readily available; market quotations are determined not to be reliable; or, their value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded but before a Fund’s NAV is calculated, may be valued at fair value in accordance with policies and procedures adopted by the J.P. Morgan Funds’ Board of Trustees. Fair value represents a good faith determination of the value of a security or other asset based upon specifically applied procedures. Fair valuation may require subjective determinations. There can be no assurance that the fair value of an asset is the price at which the asset could have been sold during the period in which the particular fair value was used in determining a Fund’s NAV.
Equity securities listed on a North American, Central American, South American or Caribbean securities exchange are generally valued at the last sale price on the exchange on which the security is principally traded. Other foreign equity securities are fair valued using quotations from an independent pricing service, as applicable. The value of securities listed on the NASDAQ Stock Market, Inc. is generally the NASDAQ official closing price.
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Investing with J.P. Morgan Funds (continued)
Fixed income securities are valued using prices supplied by an approved independent third party or affiliated pricing services or broker/dealers. Those prices are determined using a variety of inputs and factors as more fully described in the Statement of Additional Information.
Assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at the prevailing market rates from an approved independent pricing service as of 4:00 p.m. ET.
Shares of ETFs are generally valued at the last sale price on the exchange on which the ETF is principally traded. Shares of open-end investment companies are valued at their respective NAVs.
Options (e.g., on stock indices or equity securities) traded on U.S. equity securities exchanges are valued at the composite mean price, using the National Best Bid and Offer quotes at the close of options trading on such exchanges.
Options traded on foreign exchanges or U.S. commodity exchanges are valued at the settled price, or if no settled price is available, at the last sale price available prior to the calculation of a Fund’s NAV and will be fair valued by applying fair value factor provided by independent pricing services, as applicable, for any options involving equity reference obligations listed on exchanges other than North American, Central American, South American or Caribbean securities exchanges.
Exchange traded futures (e.g., on stock indices, debt securities or commodities) are valued at the settled price, or if no settled price is available, at the last sale price as of the close of the exchanges on which they trade. Any futures involving equity reference obligations listed on exchanges other than North American, Central American, South American or Caribbean securities exchanges will be fair valued by applying fair value factors provided by independent pricing services, as applicable.
Non-listed over-the-counter options and futures are valued utilizing market quotations provided by approved pricing services.
Swaps and structured notes are priced generally by an approved independent third party or affiliated pricing service or at an evaluated price provided by a counterparty or broker/dealer.
Any derivatives involving equity reference obligations listed on exchanges other than North American, Central American, South American or Caribbean securities exchanges will be fair valued by applying fair value factors provided by independent pricing services, as applicable.
NAV is calculated each business day as of the close of the NYSE, which is typically 4:00 p.m. ET. On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, NAV will be calculated as of the time the NYSE closes. The Funds will not treat an intraday unscheduled disruption or closure in NYSE trading as a closure of the NYSE and will calculate NAV as of 4:00 p.m., ET if the particular disruption or closure directly affects only the NYSE. The price at which a purchase is effected is based on the next calculation of NAV after the order is received in proper form in accordance with this prospectus. To the extent a Fund invests in securities that are primarily listed on foreign exchanges or other markets that trade on weekends or other days when a Fund does not price its shares, the value of a Fund’s shares may change on days when you will not be able to purchase or redeem your shares.
Distributions and Taxes
Each Fund has elected to be treated and intends to qualify each taxable year as a regulated investment company. A regulated investment company is not subject to tax at the corporate level on income and gains from investments that are distributed to shareholders. A Fund’s failure to qualify as a regulated investment company would result in corporate-level taxation and, consequently, a reduction in income available for distribution to shareholders.
Each Fund can earn income and realize capital gain. Each Fund deducts any expenses and then pays out the earnings, if any, to shareholders as distributions.
The Funds generally distribute net investment income, if any, on a monthly basis. Such Funds will distribute net realized capital gains, if any, at least annually. For each taxable year, each such Fund will distribute substantially all of its net investment income and net realized capital gains.
You have the following options for your distributions. You may:
•	Reinvest all distributions in additional Fund shares;
•	Take distributions of net investment income in cash and reinvest distributions of net capital gain in additional shares;
•	Take distributions of net capital gain in cash and reinvest distributions of net investment income; or
•	Take all distributions in cash.
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If you do not select an option when you open your account, we will reinvest all distributions. If your distributions are reinvested, they will be in the form of shares of the same class without a sales charge. If you take your distributions in cash, you can choose to have a check mailed to your address of record or you can have them deposited into a pre-assigned bank account. The taxation of the dividends will not be affected whether you have them deposited into a bank account or sent by check.
Distributions of net investment income generally are taxable as ordinary income. Dividends of net investment income paid to a non-corporate U.S. shareholder that are properly reported as qualified dividend income generally will be taxable to such shareholder at a maximum individual federal income tax rate of either 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts. The amount of dividend income that may be so reported by a Fund generally will be limited to the aggregate of the eligible dividends received by the Fund. In addition, each Fund must meet certain holding period and other requirements with respect to the shares on which the Fund received the eligible dividends, and the non-corporate U.S. shareholder must meet certain holding period and other requirements with respect to the Fund shares. Dividends of net investment income that are not reported as qualified dividend income and dividends of net short-term capital gain will be taxable to a U.S. shareholder as ordinary income.
Distributions of net capital gain (that is, the excess of the net gains from the sale of investments that the Fund owned for more than one year over the net losses from investments that the Fund owned for one year or less) that are properly reported by a Fund as capital gain dividends will be taxable as long-term capital gain, regardless of how long you have held your shares in the Fund. The maximum individual federal income tax rate applicable to long-term capital gains is generally either 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts. Distributions of net short-term capital gain (that is, the excess of any net short-term capital gain over net long-term capital loss), if any, will be taxable to U.S. shareholders as ordinary income. Capital gain of a corporate shareholder is taxed at the same rate as ordinary income.
An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.
If you buy shares of a Fund just before a distribution, you will be subject to tax on the entire amount of the taxable distribution you receive. Distributions are taxable to you even if they are paid from income or gains earned by a Fund before your investment (and thus were included in the price you paid for your Fund shares). Any gain resulting from the sale or exchange of Fund shares generally will be taxable as long-term or short-term gain, depending upon how long you have held your shares.
Each Fund is generally subject to foreign withholding or other foreign taxes, which in some cases can be significant on any income or gain from investments in foreign stocks or securities. In that case, the Fund’s total return on those securities would be decreased.
Each Fund may generally deduct these taxes in computing its taxable income. Rather than deducting these foreign taxes, a Fund that invests more than 50% of its assets in the stock or securities of foreign corporations or foreign governments at the end of its taxable year may make an election to treat a proportionate amount of eligible foreign taxes as constituting a taxable distribution to each shareholder, which would, subject to certain limitations, generally allow the shareholder to either (i) credit that proportionate amount of taxes against U.S. Federal income tax liability as a foreign tax credit or (ii) take that amount as an itemized deduction. Although in some cases the Fund may be able to apply for a refund of a portion of such taxes, the ability to successfully obtain such a refund may be uncertain.
A Fund’s investments in certain debt obligations, derivative instruments and so-called “passive foreign investment companies” may require such Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, a Fund may be required to liquidate other investments in its portfolio that it otherwise would have continued to hold, including when it is not advantageous to do so. A Fund’s investment in REIT securities also may result in the Fund’s receipt of cash in excess of the REIT’s earnings; if a Fund distributes such amounts, such distributions could constitute a return of capital to Fund shareholders for federal income tax purposes.
A Fund’s transactions in futures contracts, short sales, swaps and other derivatives will be subject to special tax rules, the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund’s securities, and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. A Fund’s use of these types of transactions may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions.
An increase in the principal amount of an inflation-linked security will be original issue discount which is taxable as ordinary income and is required to be distributed, even though the Fund will not receive the principal, including any increases thereto, until maturity.
Please see the Statement of Additional Information for additional discussion of the tax consequences of the above-described and other investments to each Fund and its shareholders.
July 1, 2018  |  67

Investing with J.P. Morgan Funds (continued)
The dates on which net investments and capital gain dividend, if any, will be distributed are available online at www.jpmorganfunds.com.
Early in each calendar year, each Fund will send you a notice showing the amount of distributions you received during the preceding calendar year and the tax status of those distributions.
The Funds are not intended for foreign shareholders. Any foreign shareholders would generally be subject to U.S. tax-withholding on distributions by the Funds, as discussed in the Statement of Additional Information.
Distributions by a Fund to retirement plans and other entities that qualify for tax-exempt or tax-deferred treatment under federal income tax laws will generally not be taxable. Special tax rules apply to investments through such plans. The tax considerations described in this section do not apply to such tax-exempt or tax-deferred entities or accounts. You should consult your tax advisor to determine the suitability of a Fund as an investment and the tax treatment of distributions.
Any investor for whom a Fund does not have a valid Taxpayer Identification Number may be subject to backup withholding.
The above is a general summary of tax implications of investing in the Funds. Because each investor’s tax consequences are unique, please consult your tax advisor to see how investing in a Fund and, for individuals and S corporations, selection of a particular cost method of accounting will affect your own tax situation.

IMPORTANT TAX REPORTING CONSIDERATIONS
Your Financial Intermediary or the Fund (if you hold your shares in a Fund direct account) will report gains and losses realized on redemptions of shares for shareholders who are individuals and S corporations purchased after January 1, 2012 to the Internal Revenue Service (IRS). This information will also be reported to you on Form 1099-B and the IRS each year. In calculating the gain or loss on redemptions of shares, the average cost method will be used to determine the cost basis of Fund shares purchased after January 1, 2012 unless you instruct the Fund in writing at J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528 that you want to use another available method for cost basis reporting (for example, First In, First Out (FIFO), Last In, First Out (LIFO), Specific Lot Identification (SLID) or High Cost, First Out (HIFO)). If you designate SLID as your cost basis method, you will also need to designate a secondary cost basis method (Secondary Method). If a Secondary Method is not provided, the Funds will designate FIFO as the Secondary Method and will use the Secondary Method with respect to systematic redemptions.
Not all cost basis methods are available. Please contact the Fund at J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528 for more information on the available methods for cost basis reporting. To determine which available cost basis method is best for you, you should consult with your tax advisor. Please note that you will be responsible for calculating and reporting gains and losses on redemptions of shares purchased prior to January 1, 2012 to the IRS as such information will not be reported by the Fund and may not be maintained by your Financial Intermediary.
Your Financial Intermediary or the Fund (if you hold your shares in a Fund direct account) is also required to report gains and losses to the IRS in connection with redemptions of shares by S corporations. If a shareholder is a corporation and has not instructed the Fund that it is a C corporation in its account application or by written instruction to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528, the Fund will treat the shareholder as an S corporation and file a Form 1099-B.
Shareholder Statements and Reports
The Funds or your Financial Intermediary will send you transaction confirmation statements and quarterly account statements. Please review these statements carefully. The Funds will correct errors if notified within one year of the date printed on the transaction confirmation or account statement, except that, with respect to unfulfilled Letters of Intent, the Funds may process corrections up to 15 months after the date printed on the transaction confirmation or account statement. Your Financial Intermediary may have a different cut-off time. J.P. Morgan Funds will charge a fee for requests for statements that are older than two years. Please retain all of your statements, as they could be needed for tax purposes.
To reduce expenses and conserve natural resources, the Funds will deliver a single copy of prospectuses and financial reports to individual investors who share a residential address, provided they have the same last name or the Funds reasonably believe they are members of the same family. If you would like to receive separate mailings, please call 1-800-480-4111 and the Funds will begin individual delivery within 30 days. If you would like to receive these documents by e-mail, please visit www.jpmorganfunds.com and sign up for electronic delivery.
After each fiscal half year you will receive a financial report from the Funds. In addition, the Funds will periodically send you proxy statements and other reports.
68  |  J.P. Morgan Income Funds

If you have any questions or need additional information, please write to J.P. Morgan Funds Services at P.O. Box 8528, Boston, MA 02266-8528, call 1-800-480-4111 or visit www.jpmorganfunds.com.
Availability of Proxy Voting Record
The Trustees for each Fund have delegated the authority to vote proxies for securities owned by the Funds to the Fund’s investment adviser. A copy of each Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or on J.P. Morgan Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. Each Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.
Portfolio Holdings Disclosure
No sooner than three calendar days after the end of each month for the Strategic Income Opportunities Fund and no sooner than seven calendar days after the end of each month for the Funds, other than the Strategic Income Opportunities Fund, each Fund will make available upon request an uncertified, complete schedule of its portfolio holdings as of the last day of that month. Not later than 60 days after the end of each fiscal quarter, each Fund will make available a complete schedule of its portfolio holdings as of the last day of that quarter.
In addition to providing hard copies upon request, the Funds will post these schedules on the J.P. Morgan Funds’ website at www.jpmorganfunds.com. In addition, the quarterly schedules will be posted on the SEC’s website at www.sec.gov. From time to time, each Fund may post portfolio holdings on the J.P. Morgan Funds’ website on a more timely basis.
Each Fund may disclose the Fund’s 10 largest portfolio holdings and the percentage that each of these 10 holdings represent of the Fund’s portfolio as of the most recent month’s end, online at www.jpmorganfunds.com, no sooner than 10 calendar days after month’s end.
Shareholders may request portfolio holdings schedules at no charge by calling 1-800-480-4111. A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Statement of Additional Information.
July 1, 2018  |  69

Glossary of Common Investment Terminology
For the purpose of the “INVESTING WITH J.P. MORGAN FUNDS” section, references to “account” and “Fund” are not interchangeable. Fund refers to an individual mutual fund position. An account may be invested in a single Fund or multiple Funds.
Breakpoints — Differences in sales charges that are assessed based on the amount of purchases. The larger the investment, the lower the sales charge.
Capital Gains Distribution — Payment to mutual fund shareholders of gains realized on securities that a Fund has sold at a profit, minus any realized losses.
Contingent Deferred Sales Charge (CDSC) — A back-end sales charge imposed when shares are redeemed from a Fund. This fee usually declines over time.
Dividend Distribution — Payment to mutual fund shareholders of income from interest or dividends generated by a Fund’s investments.
Financial Intermediaries — Include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase, that have entered into agreements with the Distributor and/or shareholder servicing agent. Shares purchased this way will typically be held for you by the Financial Intermediary.
Group Retirement Plans — Refers to employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans. To satisfy eligibility requirements, the plan must be a group plan (more than one participant), the shares cannot be held in a commission-based brokerage account and
•	Shares must be held at a plan level or
•	Shares must be held at the Fund level through an omnibus account of a retirement plan recordkeeper.
Group Retirement Plans include group employer-sponsored 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans, retiree health benefit plans and non-qualified deferred compensation plans. Group Retirement Plans do not include traditional IRAs, Roth IRAs, Coverdell Education Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs, KEOGHs, individual 401(k) or individual 403(b) plans.
Institutional Investors — Include fee-based “wrap” account sponsors (provided they have an agreement covering the arrangement with the Distributor), corporations, qualified non-
profit organizations, charitable trusts, foundations and endowments, state, county, city or any instrumentality, department, authority or agency thereof, and banks, trust companies or other depository institutions investing for their own account or on behalf of their clients.
Letter of Intent (LOI) — A Letter of Intent is signed by an investor stating the investor’s intention to buy a specified amount over a period of 13 months in order to receive a reduced front-end sales charge. Each purchase the investor makes during the 13 month period will receive the sales charge and breakpoint discount that applies to the total amount specified in the Letter of Intent. If the amount is not met within the 13 month period, the investor must pay the Distributor the difference between the sales charges applicable to the purchases at the time they were made and the reduced sales charges previously paid.
Medallion Signature Guarantee — A special stamp used to verify the authenticity of certain documents. It is a guarantee by a financial institution that the signature is genuine and the financial institution accepts liability for any forgery. Medallion signature guarantees protect shareholders by preventing unauthorized transfer of assets that could result in monetary losses to the investor due to fraud. Medallion guarantee stamps can be obtained at many bank branches or brokerage firms.
Required Minimum Distribution (RMD) — The distribution amount that Traditional, SEP, and SIMPLE IRA owners must begin to take from their retirement accounts by April 1st the year after they reach age 70½.
Rights of Accumulation (ROA) — When utilizing “rights of accumulation,” the investor can combine the current market value of any existing qualifying holdings and account types with the amount of the current purchase to qualify for a breakpoint and reduced front-end sales charge on the current purchase.
Uncollected Shares — Shares purchased directly through J.P. Morgan Funds Services by check or through an ACH transaction are not available for redemption for up to five business days following the acceptance of a purchase order unless you provide satisfactory proof that your purchase check or ACH transaction has cleared.
Wire or ACH — Refers to the method used for payment or redemptions. Movement of money by wire is typically faster than money sent by ACH (Automated Clearing House). While J.P. Morgan Funds does not charge for either method, your bank may charge a fee for these services.

70  |   J.P. Morgan Income Funds

Investment Practices
The table discusses the types of investments which can be held by the Funds. In each case, the related types of risk are also listed.
FUND NAME	FUND CODE
Core Plus Bond Fund	1
High Yield Fund	2
Mortgage-Backed Securities Fund	3
Strategic Income Opportunities Fund	4
Total Return Fund	5
Unconstrained Debt Fund	6

INSTRUMENT	FUND CODE	RISK TYPE
Adjustable Rate Mortgage Loans (ARMs): Loans in a mortgage pool which provide for a fixed initial mortgage interest rate for a specified period of time, after which the rate may be subject to periodic adjustments.	1, 2, 4-6	Credit Interest Rate Liquidity Market Political Prepayment Valuation
Asset-Backed Securities: Securities secured by company receivables, home equity loans, truck and auto loans, leases and credit card receivables or other securities backed by other types of receivables or other assets.	1-6	Credit Interest Rate Liquidity Market Political Prepayment Valuation
Auction Rate Securities: Auction rate municipal securities and auction rate preferred securities issued by closed-end investment companies.	1-6	Credit Interest Rate Liquidity Market
Bank Obligations: Bankers’ acceptances, certificates of deposit and time deposits. Bankers’ acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Maturities are generally six months or less. Certificates of deposit are negotiable certificates issued by a bank for a specified period of time and earning a specified return. Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds.	1-6	Credit Currency Interest Rate Liquidity Market Political
Borrowings : A Fund may borrow for temporary purposes and/or for investment purposes. Such a practice will result in leveraging of the Fund’s assets and may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so. A Fund must maintain continuous asset coverage of 300% of the amount borrowed, with the exception for borrowings not in excess of 5% of the Fund’s total assets made for temporary administrative purposes.	1-6	Credit Interest Rate Market
Brady Bonds: Securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings.	1, 4-6	Credit Currency Foreign Investment Interest Rate Market Political
July 1, 2018  |  71

Investment Practices (continued)
INSTRUMENT	FUND CODE	RISK TYPE
Call and Put Options: A call option gives the buyer the right to buy, and obligates the seller of the option to sell a security at a specified price at a future date. A put option gives the buyer the right to sell, and obligates the seller of the option to buy a security at a specified price at a future date. A Fund will sell only covered call and secured put options.	1-6	Credit Leverage Liquidity Management Market
Commercial Paper: Secured and unsecured short-term promissory notes issued by corporations and other entities. Maturities generally vary from a few days to nine months.	1–6	Credit Currency Interest Rate Liquidity Market Political Valuation
Commodity-Linked Derivatives: Securities whose value derives from the price of a commodity, including commodity futures and commodity options.	4-6	Credit Interest Rate Liquidity Market
Common Stock: Shares of ownership of a company.	1, 2, 4-6	Market
Common Stock Warrants and Rights: Securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price.	1, 2, 4-6	Credit Market
Convertible Securities: Bonds or preferred stock that can convert to common stock including contingent convertible securities.	1-6	Credit Currency Interest Rate Liquidity Market Political Valuation
Corporate Debt Securities: May include bonds and other debt securities of domestic and foreign issuers, including obligations of industrial, utility, banking and other corporate issuers.	1-6	Credit Currency Interest Rate Liquidity Market Political Prepayment Valuation
Credit Default Swaps (CDSs): A swap agreement between two parties pursuant to which one party pays the other a fixed periodic coupon for the specified life of the agreement. The other party makes no payment unless a credit event, relating to a predetermined reference asset, occurs. If such an event occurs, the party will then make a payment to the first party, and the swap will terminate.	1–6	Credit Currency Interest Rate Leverage Liquidity Management Market Political Valuation
Custodial Receipts: A Fund may acquire securities in the form of custodial receipts that evidence ownership of future interest payments, principal payments or both on certain U.S. Treasury notes or bonds in connection with programs sponsored by banks and brokerage firms. These are not considered to be U.S. government securities. These notes and bonds are held in custody by a bank on behalf of the owners of the receipts.	1-6	Credit Liquidity Market
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INSTRUMENT	FUND CODE	RISK TYPE
Demand Features: Securities that are subject to puts and standby commitments to purchase the securities at a fixed price (usually with accrued interest) within a fixed period of time following demand by a Fund.	1-4	Liquidity Management Market
Emerging Market Securities: Securities issued by issuers or governments in countries with emerging economies or securities markets which may be undergoing significant evolution and rapid developments.	1–6	Foreign Investment
Exchange Traded Funds (ETFs): Ownership interest in unit investment trusts, depositary receipts, and other pooled investment vehicles that hold a portfolio of securities or stocks designed to track the price performance and dividend yield of a particular broad-based, sector or international index. ETFs include a wide range of investments such as iShares, Standard & Poor’s Depositary Receipts (SPDRs) and NASDAQ 100s.	1-6	Investment Company Market
Foreign Currency Transactions: Strategies used to hedge against currency risks, for other risk management purposes or to increase income or gain to a Fund. These strategies may consist of use of any of the following: options on currencies, financial and currency futures, options on such futures, forward foreign currency transactions (including non-deliverable forwards (NDFs)), forward rate agreements and currency swaps, caps and floors. Certain Funds may engage in such transactions in both U.S. and non-U.S. markets.	1, 4-6	Credit Foreign Investment Leverage Liquidity Management Market Prepayment
Foreign Investments: Equity and debt securities (e.g., bonds and commercial paper) of foreign entities and obligations of foreign branches of U.S. banks and foreign banks. Foreign securities may also include American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs), European Depositary Receipts (EDRs) and American Depositary Securities.	1-6	Foreign Investment Liquidity Market Political Prepayment Valuation
High Yield/High Risk Securities/Junk Bonds: Securities that are generally rated below investment grade by the primary rating agencies or are unrated but are deemed by a Fund’s adviser to be of comparable quality.	1, 2, 4-6	Credit Currency High Yield Securities Interest Rate Liquidity Market Political Portfolio Quality Valuation
Inflation-Linked Debt Securities: Includes fixed and floating rate debt securities of varying maturities issued by the U.S. government as well as securities issued by other entities such as corporations, foreign governments and foreign issuers.	1–6	Credit Currency Interest Rate Political
Initial Public Offerings (IPOs): A transaction in which a previously private company makes its first sale of stock to the public.	6	Market
Interfund Lending: Involves lending money and borrowing money for temporary purposes through a credit facility.	1–6	Credit Interest Rate Market
Inverse Floating Rate Instruments: Leveraged variable debt instruments with interest rates that reset in the opposite direction from the market rate of interest to which the inverse floater is indexed.	1-6	Credit Leverage Market
Investment Company Securities: Shares of other investment companies, including money market funds for which the adviser and/or its affiliates serve as investment adviser or administrator. The adviser will waive certain fees when investing in funds for which it serves as investment adviser, to the extent required by law or contract.	1–6	Investment Company Market
July 1, 2018  |  73

Investment Practices (continued)
INSTRUMENT	FUND CODE	RISK TYPE
Loan Assignments and Participations: Assignments of, or participations in, all or a portion of loans to corporations or to governments, including governments of less developed countries.	1-6	Credit Currency Extension Foreign Investment Interest Rate Liquidity Market Political Prepayment
Mortgages (Directly Held): Debt instruments secured by real property.	1-6	Credit Environmental Extension Interest Rate Liquidity Market Natural Event Political Prepayment Valuation
Mortgage-Backed Securities: Debt obligations secured by real estate loans and pools of loans such as collateralized mortgage obligations (CMOs), commercial mortgage-backed securities (CMBSs) and other asset-backed structures.	1-6	Credit Currency Extension Interest Rate Leverage Liquidity Market Political Prepayment Tax Valuation
Mortgage Dollar Rolls[1] : A transaction in which a Fund sells securities for delivery in a current month and simultaneously contracts with the same party to repurchase similar but not identical securities on a specified future date.	1-6	Currency Extension Interest Rate Leverage Liquidity Market Political Prepayment
Municipal Securities: Securities issued by a state or political subdivision to obtain funds for various public purposes. Municipal securities include, among others, private activity bonds and industrial development bonds, as well as general obligation notes, tax anticipation notes, bond anticipation notes, revenue anticipation notes, other short-term tax-exempt obligations, municipal leases, obligations of municipal housing authorities and single family revenue bonds.	1–6	Credit Interest Rate Market Natural Event Political Prepayment Tax Valuation
New Financial Products: New options and futures contracts and other financial products continue to be developed and a Fund may invest in such options, contracts and products.	1–6	Credit Liquidity Management Market
1	All forms of borrowing (including mortgage dollar rolls and reverse repurchase agreements) are limited in the aggregate and may not exceed 33% of a Fund’s total assets except as permitted by law.
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INSTRUMENT	FUND CODE	RISK TYPE
Obligations of Supranational Agencies: Obligations which are chartered to promote economic development and are supported by various governments and governmental agencies.	1, 2, 4-6	Credit Foreign Investment Liquidity Political Valuation
Options and Futures Transactions: A Fund may purchase and sell (a) exchange traded and over-the-counter put and call options on securities, indexes of securities and futures contracts on securities, indexes of securities, interest rate futures contracts and interest rate swaps and (b) futures contracts on securities and indexes of securities.	1–6	Credit Leverage Liquidity Management Market
Preferred Stock: A class of stock that generally pays a dividend at a specified rate and has preference over common stock in the payment of dividends and in liquidation.	1–6	Market
Private Placements, Restricted Securities and Other Unregistered Securities: Securities not registered under the Securities Act of 1933, such as privately placed commercial paper and Rule 144A securities.	1–6	Liquidity Market Valuation
Real Estate Investment Trusts (REITs): Pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interest.	1–6	Credit Interest Rate Liquidity Management Market Political Prepayment Tax Valuation
Repurchase Agreements: The purchase of a security and the simultaneous commitment to return the security to the seller at an agreed upon price on an agreed upon date. This is treated as a loan.	1–6	Credit Liquidity Market
Reverse Repurchase Agreements[1]: The sale of a security and the simultaneous commitment to buy the security back at an agreed upon price on an agreed upon date. This is treated as a borrowing by a Fund.	1-5	Credit Leverage Market
Securities Issued in Connection with Reorganization and Corporate Restructuring: In connection with reorganizing or restructuring of an issuer, an issuer may issue common stock or other securities to holders of its debt securities.	1–6	Market
Securities Lending: The lending of up to 33⅓% of a Fund’s total assets. In return, a Fund will receive cash, other securities, and/or letters of credit as collateral.	1-3	Credit Leverage Market
Short Selling: A Fund sells a security it does not own in anticipation of a decline in the market value of the security. To complete the transaction, a Fund must borrow the security to make delivery to the buyer. A Fund is obligated to replace the security borrowed by purchasing it subsequently at the market price at the time of replacement.	4-6	Credit Liquidity Market
Short-Term Funding Agreements: Agreements issued by banks and highly rated U.S. insurance companies such as Guaranteed Investment Contracts (GICs) and Bank Investment Contracts (BICs).	1–6	Credit Liquidity Market
1	All forms of borrowing (including mortgage dollar rolls and reverse repurchase agreements) are limited in the aggregate and may not exceed 33 1⁄3% of a Fund’s total assets except as permitted by law.
July 1, 2018  |  75

Investment Practices (continued)
INSTRUMENT	FUND CODE	RISK TYPE
Sovereign Obligations: Investments in debt obligations issued or guaranteed by a foreign sovereign government or its agencies, authorities or political subdivisions.	1, 4-6	Credit Foreign Investment Liquidity Political Valuation
Stripped Mortgage-Backed Securities: Derivative multi-class mortgage securities which are usually structured with two classes of shares that receive different proportions of the interest and principal from a pool of mortgage assets. These include Interest-Only (IO) and Principal-Only (PO) securities issued outside a Real Estate Mortgage Investment Conduit (REMIC) or CMO structure.	1, 3-6	Credit Liquidity Market Political Prepayment Valuation
Structured Investments: A security having a return tied to an underlying index or other security or asset class. Structured investments generally are individually negotiated agreements and may be traded over-the-counter. Structured investments are organized and operated to restructure the investment characteristics of the underlying security.	1-6	Credit Foreign Investment Liquidity Management Market Valuation
Swaps and Related Swap Products: Swaps involve an exchange of obligations by two parties. Caps and floors entitle a purchaser to a principal amount from the seller of the cap or floor to the extent that a specified index exceeds or falls below a predetermined interest rate or amount. A Fund may enter into these transactions to manage its exposure to changing interest rates and other factors.	1–6	Credit Currency Interest Rate Leverage Liquidity Management Market Political Valuation
Synthetic Variable Rate Instruments: Instruments that generally involve the deposit of a long-term tax exempt bond in a custody or trust arrangement and the creation of a mechanism to adjust the long-term interest rate on the bond to a variable short-term rate and a right (subject to certain conditions) on the part of the purchaser to tender it periodically to a third party at par.	1, 4-6	Credit Liquidity Market
Temporary Defensive Positions: To respond to unusual circumstances a Fund may invest in cash and cash equivalents for temporary defensive purposes.	1-6	Credit Interest Rate Liquidity Market
Treasury Receipts: A Fund may purchase interests in separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks or brokerage firms and that are created by depositing U.S. Treasury notes and U.S. Treasury bonds into a special account at a custodian bank. Receipts include Treasury Receipts (TRs), Treasury Investment Growth Receipts (TIGRs), and Certificates of Accrual on Treasury Securities (CATS).	1–6	Market
Trust Preferreds: Securities with characteristics of both subordinated debt and preferred stock. Trust preferreds are generally long term securities that make periodic fixed or variable interest payments.	1–6	Credit Currency Interest Rate Liquidity Market Political Valuation
76  |  J.P. Morgan Income Funds

INSTRUMENT	FUND CODE	RISK TYPE
U.S. Government Agency Securities: Securities issued or guaranteed by agencies and instrumentalities of the U.S. government. These include all types of securities issued by Ginnie Mae, Fannie Mae and Freddie Mac, including funding notes, subordinated benchmark notes, CMOs and REMICs.	1–6	Credit Gov’t Securities Interest Rate Market
U.S. Government Obligations: May include direct obligations of the U.S. Treasury, including Treasury bills, notes and bonds, all of which are backed as to principal and interest payments by the full faith and credit of the United States, and separately traded principal and interest component parts of such obligations that are transferable through the Federal book-entry system known as Separate Trading of Registered Interest and Principal of Securities (STRIPS) and Coupons Under Book Entry Safekeeping (CUBES).	1–6	Interest Rate Market
Variable and Floating Rate Instruments: Obligations with interest rates which are reset daily, weekly, quarterly or some other frequency and which may be payable to a Fund on demand or at the expiration of a specified term.	1–6	Credit Liquidity Market Valuation
When-Issued Securities, Delayed Delivery Securities and Forward Commitments: Purchase or contract to purchase securities at a fixed price for delivery at a future date.	1–6	Credit Leverage Liquidity Market Valuation
Zero-Coupon, Pay-in-Kind and Deferred Payment Securities: Zero-coupon securities are securities that are sold at a discount to par value and on which interest payments are not made during the life of the security. Pay-in-kind securities are securities that have interest payable by delivery of additional securities. Deferred payment securities are zero-coupon debt securities which convert on a specified date to interest bearing debt securities.	1–6	Credit Currency Interest Rate Liquidity Market Political Valuation Zero-Coupon Securities
Risk related to certain investments held by the Funds:
Credit risk The risk that a financial obligation will not be met by the issuer of a security or the counterparty to a contract, resulting in a loss to the purchaser.
Currency risk The risk that currency exchange rate fluctuations may reduce gains or increase losses on foreign investments.
Environmental risk The risk that an owner or operator of real estate may be liable for the costs associated with hazardous or toxic substances located on the property.
Extension risk The risk that a rise in interest rates will extend the life of a security to a date later than the anticipated prepayment date, causing the value of the investment to fall.
Foreign investment risk The risk associated with higher transaction costs, delayed settlements, currency controls, adverse economic developments, and exchange rate volatility. These risks are increased in emerging markets.
Government securities risk U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Circumstances could arise that would prevent the payment of interest or principal. Securities issued or guaranteed by certain U.S. government-related organizations are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support.
High yield securities risk High yield, high risk securities (also known as junk bonds) which are considered to be speculative and these investments are subject to greater risk of loss, greater sensitivity to economic changes, valuation difficulties and a potential lack of a secondary or public market for securities.
Interest rate risk The risk that a change in interest rates will adversely affect the value of an investment. The value of fixed income securities generally moves in the opposite direction of interest rates (decreases when interest rates rise and increases when interest rates fall).
Investment company risk If a Fund invests in shares of another investment company, shareholders would bear not only their proportionate share of the Fund’s expenses, but also similar expenses of the investment company. The price movement of an investment company that is an ETF may not track the underlying index and may result in a loss.
Leverage risk The risk that gains or losses will be disproportionately higher than the amount invested.
Liquidity risk The risk that the holder may not be able to sell the security at the time or price it desires.
Management risk The risk that a strategy used by a Fund’s management may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.
Market risk The risk that when the market as a whole declines, the value of a specific investment will decline proportionately. This systematic risk is common to all investments and the mutual funds that purchase them.

July 1, 2018  |  77

Investment Practices (continued)
Natural event risk The risk that a natural disaster, such as a hurricane or similar event, will cause severe economic losses and default in payments by the issuer of the security.
Political risk The risk that governmental policies or other political actions will negatively impact the value of the investment.
Portfolio quality risk The risks associated with below investment grade securities including greater risk of default, greater sensitivity to interest rates and economic changes, potential valuation difficulties, and sudden and unexpected changes in credit quality.
Prepayment risk The risk that declining interest rates will result in unexpected prepayments, causing the value of the investment to fall.
Tax risk The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which could cause adverse tax consequences. Also the risk that the tax treatment of municipal or other securities could be changed by Congress thereby affecting the value of outstanding securities.
Valuation risk The risk that the estimated value of a security does not match the actual amount that can be realized if the security is sold.
Zero-Coupon securities risk The market value of these securities are generally more volatile than the market value of, and is more likely to respond to a greater degree to changes in interest rates than, other fixed income securities with similar maturities and credit quality that pay interest periodically. Actions required by federal income tax law may reduce the assets to which a Fund’s expenses could otherwise be allocated and may reduce a Fund’s rate of return.

78  |   J.P. Morgan Income Funds

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Financial Highlights
The financial highlights tables are intended to help you understand each Fund’s financial performance for each of the past one through five fiscal years or periods, as applicable. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). The financial highlights reflect the return for the Class A Shares of the Funds, which are not offered in this prospectus, as Class T Shares of the Funds have not commenced operations as of the date of this prospectus. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information for each period presented has been audited by PricewaterhouseCoopers LLP, whose reports, along with each Fund’s financial statements, are included in the respective Fund’s annual report, which is available upon request.
To the extent a Fund invests in other Funds, the Total Annual Operating Expenses included in the Fee Table will not correlate to the ratio of expenses to average net assets in the financial highlights below.
	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Core Plus Bond Fund
Class A
Year Ended February 28, 2018	$ 8.22	$ 0.22	$ (0.14)	$0.08	$ (0.21)	$ —	$ (0.21)
Year Ended February 28, 2017	8.15	0.20	0.07	0.27	(0.20)	—	(0.20)
Year Ended February 29, 2016	8.40	0.24	(0.23)	0.01	(0.24)	(0.02)	(0.26)
Year Ended February 28, 2015	8.31	0.27	0.15	0.42	(0.27)	(0.06)	(0.33)
Year Ended February 28, 2014	8.49	0.30	(0.12)	0.18	(0.30)	(0.06)	(0.36)
(a)	Calculated based upon average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
80  |  J.P. Morgan Income Funds

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge) (b)	Net assets, end of period (000’s)	Net expenses (c)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate

$8.09	0.98%	$ 1,016,261	0.74%	2.65%	0.92%	42%
8.22	3.34	1,074,610	0.74	2.44	1.03	59
8.15	0.09	836,190	0.75	2.88	1.02	45
8.40	5.10	596,507	0.74	3.18	0.97	52
8.31	2.12	334,499	0.75	3.54	0.95	25
July 1, 2018  |  81

Financial Highlights (continued)
	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
High Yield Fund
Class A
Year Ended February 28, 2018	$ 7.44	$ 0.39	$ (0.15)	$ 0.24	$(0.40)	$ —	$(0.40)
Year Ended February 28, 2017	6.65	0.39	0.79	1.18	(0.39)	—	(0.39)
Year Ended February 29, 2016	7.71	0.40	(1.06)	(0.66)	(0.40)	—(d)	(0.40)
Year Ended February 28, 2015	8.08	0.41	(0.19)	0.22	(0.42)	(0.17)	(0.59)
Year Ended February 28, 2014	8.17	0.47	0.12	0.59	(0.47)	(0.21)	(0.68)
(a)	Calculated based upon average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(d)	Amount rounds to less than $0.005.
82  |  J.P. Morgan Income Funds

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge) (b)	Net assets, end of period (000’s)	Net expenses (c)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate

$ 7.28	3.30%	$ 632,060	0.99%	5.27%	1.23%	47%
7.44	18.04	977,249	0.99	5.38	1.32	52
6.65	(8.73)	859,215	1.00	5.52	1.37	52
7.71	2.86	831,346	0.99	5.14	1.35	52
8.08	7.57	1,066,865	1.04	5.84	1.32	54
July 1, 2018  |  83

Financial Highlights (continued)
	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Mortgage-Backed Securities Fund
Class A
Year Ended February 28, 2018	$ 11.45	$ 0.34(c)	$ (0.21)	$ 0.13	$ (0.33)	$ —	$ (0.33)
Year Ended February 28, 2017	11.66	0.29(c)	(0.21)	0.08	(0.28)	(0.01)	(0.29)
Year Ended February 29, 2016	11.65	0.30(c)	0.02	0.32	(0.30)	(0.01)	(0.31)
Year Ended February 28, 2015	11.58	0.34	0.08	0.42	(0.34)	(0.01)	(0.35)
Year Ended February 28, 2014	11.84	0.35	(0.30)	0.05	(0.30)	(0.01)	(0.31)
(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those netasset values may differ from the net asset values and returns for shareholder transactions.
(b)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(c)	Calculated based upon average shares outstanding.
84  |  J.P. Morgan Income Funds

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge) (a)	Net assets, end of period (000’s)	Net expenses (b)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate

$ 11.25	1.12%	$ 109,033	0.65%	2.95%	0.98%	14%
11.45	0.69	142,557	0.64	2.48	1.05	27
11.66	2.82	209,213	0.64	2.56	0.99	16
11.65	3.69	139,104	0.65	2.85	1.02	7
11.58	0.45	149,964	0.65	2.66	0.99	9
July 1, 2018  |  85

Financial Highlights (continued)
	Per share operating performance						Ratios/Supplemental data
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net asset value, end of period	Total return (excludes sales charge) (a)
Strategic Income Opportunities Fund
Class A
Year Ended February 28, 2018	$ 11.69	$ 0.33(d)	$ (0.12)	$ 0.21	$ (0.32)	$ 11.58	1.85%
Year Ended February 28, 2017	10.91	0.46(d)	0.79	1.25	(0.47)	11.69	11.60
Year Ended February 29, 2016	11.76	0.35(d)	(0.81)	(0.46)	(0.39)	10.91	(4.02)
Year Ended February 28, 2015	11.91	0.19	(0.18)	0.01	(0.16)	11.76	0.08
Year Ended February 28, 2014	11.88	0.25	0.02	0.27	(0.24)	11.91	2.32
(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(b)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(c)	Commencing on February 29, 2016, the Fund presents portfolio turnover in two ways, one including securities sold short and the other excluding securities sold short. For periods prior to February 29, 2016, the Fund did not transact in securities sold short.
(d)	Calculated based upon average shares outstanding.
(e)	The net expenses and expenses without waivers, reimbursements and earnings credits (excluding interest expense for securities sold short) for Class A are 0.97% and 1.05% for the year ended February 28, 2018 and 0.97% and 1.15% for the year ended February 28, 2017.
(f)	Interest expense on securities sold short is less than 0.005%.
86  |  J.P. Morgan Income Funds

	Ratios to average net assets
Net assets, end of period (000’s)	Net expenses (including interest expense for securities sold short) (b)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits (including interest expense for securities sold short)	Portfolio turnover rate (excluding securities sold short) (c)	Portfolio turnover rate (including securities sold short) (c)

$ 1,144,868	0.99%(e)	2.87%	1.07%(e)	55%	58%
1,530,590	0.98(e)	4.05	1.17(e)	38	40
1,644,177	0.93(f)	3.04	1.19(f)	51	53
2,651,180	0.88	1.43	1.14	255	—
5,004,804	0.90	2.16	1.10	216	—
July 1, 2018  |  87

Financial Highlights (continued)
	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Total Return Fund
Class A
Year Ended February 28, 2018	$ 9.90	$ 0.24(d)	$ (0.17)	$ 0.07	$ (0.24)	$ —(e)	$ (0.24)
Year Ended February 28, 2017	9.69	0.26(d)	0.22	0.48	(0.25)	(0.02)	(0.27)
Year Ended February 29, 2016	10.14	0.28(d)	(0.37)	(0.09)	(0.29)	(0.07)	(0.36)
Year Ended February 28, 2015	10.02	0.25(g)	0.17	0.42	(0.22)	(0.08)	(0.30)
Year Ended February 28, 2014	10.35	0.34	(0.18)	0.16	(0.34)	(0.15)	(0.49)
(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(b)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(c)	Commencing on February 29, 2016, the Fund presents portfolio turnover in two ways, one including securities sold short and the other excluding securities sold short. For periods prior to February 29, 2016, the Fund did not transact in securities sold short.
(d)	Calculated based upon average shares outstanding.
(e)	Amount rounds to less than $0.005.
(f)	Interest expense on securities sold short is less than 0.005%.
(g)	Net investment income (loss) may appear disproportionate among the classes due to the timing of recognition of income and changes in the relative size of the classes.
88  |  J.P. Morgan Income Funds

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge) (a)	Net assets, end of period (000’s)	Net expenses (including interest expense for securities sold short) (b)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits (including interest expense for securities sold short)	Portfolio turnover rate (excluding securities sold short) (c)	Portfolio turnover rate (including securities sold short) (c)

$ 9.73	0.66%	$ 281,767	0.64%	2.39%	0.99%	393%	393%
9.90	5.03	186,048	0.63(f)	2.61	1.10(f)	397	398
9.69	(0.88)	160,090	0.61(f)	2.83	1.06(f)	418	427
10.14	4.26	180,588	0.64	2.27(g)	1.09	394	—
10.02	1.64	35,968	0.72	3.31	1.09	406	—
July 1, 2018  |  89

Financial Highlights (continued)
	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Return of capital	Total distributions
Unconstrained Debt Fund
Class A
Year Ended February 28, 2018	$ 9.89	$ 0.33	$ (0.01)	$ 0.32	$ (0.26)	$ —	$ (0.26)
Year Ended February 28, 2017	9.54	0.25	0.39	0.64	(0.28)	(0.01)	(0.29)
Year Ended February 29, 2016	10.16	0.24	(0.46)	(0.22)	(0.40)	—	(0.40)
Year Ended February 28, 2015	10.36	0.27(d)	(0.08)	0.19	(0.39)	—	(0.39)
Year Ended February 28, 2014	10.22	0.36	0.02	0.38	(0.24)	—	(0.24)
(a)	Calculated based upon average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(d)	Net investment income (loss) may appear disproportionate among the classes due to the timing of recognition of income and changes in the relative size of the classes.
90  |  J.P. Morgan Income Funds

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge) (b)	Net assets, end of period (000’s)	Net expenses (c)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate

$ 9.95	3.21%	$ 65,315	0.90%	3.35%	1.08%	102%
9.89	6.76	62,181	0.94	2.50	1.10	334
9.54	(2.25)	88,231	0.97	2.48	1.12	181
10.16	1.88	149,587	0.97	2.68(d)	1.09	179
10.36	3.81	101,255	0.97	3.54	1.09	106
July 1, 2018  |  91

Additional Fee and Expense Information
ADDITIONAL FEE AND EXPENSE INFORMATION
AFFECTING THE JPMT II FUNDS
In connection with the 2004 final settlement between Banc One Investment Advisors Corporation (BOIA), subsequently known as JPMorgan Investment Advisors Inc. (JPMIA1), with the New York Attorney General arising out of market timing of certain mutual funds advised by BOIA, BOIA agreed, among other things, to disclose hypothetical information regarding investment and expenses information to Fund shareholders. The hypothetical examples are provided for JPMT II Funds or those Funds that have acquired the assets and liabilities of a JPMT II Fund or a series of One Group Mutual Funds.
The “Gross Expense Ratio” includes the contractual expenses that make up the investment advisory, administration and service fees, Rule 12b-1 distribution fees, fees paid to vendors not affiliated with JPMIM that provide services to the Funds and other fees and expenses of the Funds. The “Net Expense Ratio” is Gross Expenses less any fee waivers or expense reimbursements memorialized in a written contract between the Funds and JPMIM and/or its affiliates, as applicable.
1	Effective January 1, 2010, the investment advisory business of JPMorgan Investment Advisors Inc. (JPMIA), which was the adviser for certain of the J.P. Morgan Funds, was transferred to JPMIM and JPMIM became the investment adviser for certain J.P. Morgan Funds that were previously advised by JPMIA.
The table below show the ratios for Class T Shares of the affected Funds offered in this prospectus.

	Class	Net Expense Ratio	Gross Expense Ratio
JPMorgan Core Plus Bond Fund	T	0.75%	0.93%
JPMorgan High Yield Fund	T	1.00%	1.24%
JPMorgan Mortgage-Backed Securities Fund	T	0.65%	0.98%
*	“Net Expense Ratio” and “Gross Expense Ratio” are based on estimated amounts for the current fiscal year.
A Fund’s annual return is reduced by its fees and expenses for that year. The examples below are intended to help you understand the annual and cumulative impact of the Fund’s fees and expenses on your investment through a hypothetical investment of $10,000 held for the next 10 years. The examples assume the following:
•	On 7/1/18, you invest $10,000 in the Fund and you will hold the shares for the entire 10 year period;
•	Your investment has a 5% return each year;
•	The Fund’s operating expenses remain at the levels discussed below and are not affected by increases or decreases in Fund assets over time;
•	At the time of purchase, any applicable initial sales charges (loads) are deducted; and
•	There is no sales charge (load) on reinvested dividends.
•	The annual costs are calculated using the Net Expense Ratios for the period through the expiration of any fee waivers or expense reimbursements memorialized in a written contract between the Funds and JPMIM and/or its affiliates; and the Gross Expense Ratios thereafter.
“Gross Cumulative Return” shows what the cumulative return on your investment at the end of each fiscal year would be if Fund expenses are not deducted. “Net Cumulative Return” shows what the cumulative return on your investment at the end of each year would be assuming Fund expenses are deducted each year in the amount shown under “Annual Costs.”
Your actual costs may be higher or lower than those shown.
92  |  J.P. Morgan Income Funds

JPMorgan Core Plus Bond Fund
	Class T
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
June 30, 2019	$ 325	2.38%	1.64%	1.64%
June 30, 2020	96	7.49	5.78	4.07
June 30, 2021	100	12.87	10.09	4.07
June 30, 2022	104	18.51	14.57	4.07
June 30, 2023	109	24.44	19.23	4.07
June 30, 2024	113	30.66	24.08	4.07
June 30, 2025	118	37.19	29.13	4.07
June 30, 2026	123	44.05	34.39	4.07
June 30, 2027	128	51.25	39.86	4.07
June 30, 2028	133	58.82	45.55	4.07

JPMorgan High Yield Fund
	Class T
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
June 30, 2019	$349	2.38%	1.40%	1.40%
June 30, 2020	128	7.49	5.21	3.76
June 30, 2021	133	12.87	9.17	3.76
June 30, 2022	138	18.51	13.27	3.76
June 30, 2023	143	24.44	17.53	3.76
June 30, 2024	148	30.66	21.95	3.76
June 30, 2025	154	37.19	26.54	3.76
June 30, 2026	160	44.05	31.29	3.76
June 30, 2027	166	51.25	36.23	3.76
June 30, 2028	172	58.82	41.35	3.76

JPMorgan Mortgage-Backed Securities Fund
	Class T
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
June 30, 2019	$ 315	2.38%	1.74%	1.74%
June 30, 2020	102	7.49	5.83	4.02
June 30, 2021	106	12.87	10.09	4.02
June 30, 2022	110	18.51	14.51	4.02
June 30, 2023	114	24.44	19.11	4.02
June 30, 2024	119	30.66	23.90	4.02
June 30, 2025	124	37.19	28.88	4.02
June 30, 2026	129	44.05	34.06	4.02
June 30, 2027	134	51.25	39.45	4.02
June 30, 2028	139	58.82	45.06	4.02
July 1, 2018  |  93

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How to Reach Us
MORE INFORMATION
For investors who want more information on these Funds the following documents are available free upon request:
ANNUAL AND SEMI-ANNUAL REPORTS
Our annual and semi-annual reports contain more information about each Fund’s investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on each Fund’s performance during the last fiscal year.
STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI contains more detailed information about the Funds and their policies. It is incorporated by reference into this prospectus. That means, by law, it is considered to be part of this prospectus.
You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-480-4111 or writing to:
J.P. Morgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528
If you buy shares through a Financial Intermediary, please contact that Financial Intermediary directly for more information. You can also find information online at www.jpmorganfunds.com.
You can write or e-mail the SEC’s Public Reference Room and ask them to mail you information about the Funds, including the SAI. They will charge you a copying fee for this service. You can also visit the Public Reference Room and copy the documents while you are there.
Public Reference Room of the SEC
Washington, DC 20549-1520
1-202-551-8090
E-mail: publicinfo@sec.gov
Reports, a copy of the SAI and other information about the Funds are also available on the EDGAR Database on the SEC’s website at http://www.sec.gov.
Investment Company Act File No. for the Core Plus Bond Fund, the High Yield Fund, and the Mortgage-Backed Securities Fund is 811-4236.
Investment Company Act File No. for the Total Return Fund, the Strategic Income Opportunities Fund, and the Unconstrained Debt Fund is 811-21295.

© JPMorgan Chase & Co. 2018. All rights reserved. July 2018.
PR-INCT-718

J.P. MORGAN INCOME FUNDS
STATEMENT OF ADDITIONAL INFORMATION, PART I
July 1, 2018
JPMORGAN TRUST I (“JPMT I”)
JPMorgan Corporate Bond Fund (the “Corporate Bond Fund”)
Class A/CBRAX; Class C/CBRCX; Class I/CBFSX; Class R6/CBFVX
JPMorgan Emerging Markets Corporate Debt Fund (the “Emerging Market Corporate Debt Fund”)
Class A/JEMAX; Class C/JEFMX; Class I/JEDSX; Class R6/JCDRX
JPMorgan Emerging Markets Debt Fund (the “Emerging Markets Debt Fund”)
Class A/JEDAX; Class C/JEDCX; Class I/JEMDX; Class R5/JEMRX; Class R6/JEMVX
JPMorgan Income Fund (the “Income Fund”)
Class A/JGIAX; Class C/JGCGX; Class I/JMSIX; Class R6/JMSFX
JPMorgan Inflation Managed Bond Fund (the “Inflation Managed Bond Fund”)
Class A/JIMAX; Class C/JIMCX; Class I/JRBSX; Class R5/JIMRX; Class R6/JIMMX
JPMorgan Short Duration Core Plus Fund (the “Short Duration Core Plus Fund”)
(formerly JPMorgan Short Duration High Yield Fund)
Class A/JSDHX; Class C/JSDCX; Class I/JSDSX; Class R6/JSDRX
JPMorgan Strategic Income Opportunities Fund (the “Strategic Income Opportunities Fund”)
Class A/JSOAX; Class C/JSOCX; Class I/JSOSX; Class R5/JSORX; Class R6/JSOZX
JPMorgan Total Return Fund (the “Total Return Fund”)
Class A/JMTAX; Class C/JMTCX; Class I/JMTSX; Class R2/JMTTX; Class R5/JMTRX; Class R6/JMTIX
JPMorgan Unconstrained Debt Fund (the “Unconstrained Debt Fund”)
Class A/JSIAX; Class C/JINCX; Class I/JSISX; Class R2/JISZX; Class R5/JSIRX; Class R6/JSIMX
JPMORGAN TRUST II (“JPMT II”)
JPMorgan Core Bond Fund (the “Core Bond Fund”)
Class A/PGBOX; Class C/OBOCX; Class I/WOBDX; Class R2/JCBZX; Class R3/JCBPX;
Class R4/JCBQX; Class R5/JCBRX; Class R6/JCBUX
JPMorgan Core Plus Bond Fund (the “Core Plus Bond Fund”)
Class A/ONIAX; Class C/OBDCX; Class I/HLIPX; Class L/JCBIX;
Class R2/JCPZX; Class R3/JCPPX; Class R4/JCPQX; Class R5/JCPYX; Class R6/JCPUX
JPMorgan Government Bond Fund (the “Government Bond Fund”)
Class A/OGGAX; Class C/OGVCX; Class I/HLGAX; Class R2/JGBZX;
Class R3/OGGPX; Class R4/OGGQX; Class R6/OGGYX
JPMorgan High Yield Fund (the “High Yield Fund”)
Class A/OHYAX; Class C/OGHCX; Class I/OHYFX; Class R2/JHYZX; Class R3/JRJYX;
Class R4/JRJKX; Class R5/JYHRX; Class R6/JHYUX
JPMorgan Limited Duration Bond Fund (the “Limited Duration Bond Fund”)
Class A/ ONUAX; Class C/OGUCX; Class I/HLGFX; Class R6/JUSUX
JPMorgan Mortgage-Backed Securities Fund (the “Mortgage-Backed Securities Fund”)
Class A/OMBAX; Class C/OBBCX; Class I/OMBIX; Class R6/JMBUX
JPMorgan Short Duration Bond Fund (the “Short Duration Bond Fund”)
Class A/OGLVX; Class C/OSTCX; Class I/HLLVX; Class R6/JSDUX
(each a “Fund” and collectively, the “Funds”)
SAI-INC-718

This Statement of Additional Information (“SAI”) is not a prospectus but contains additional information which should be read in conjunction with the prospectuses for the Funds dated July 1, 2018, as supplemented from time to time (“Prospectuses”). Additionally, this SAI incorporates by reference the financial statements dated February 28, 2018 included in the annual Shareholder Reports (collectively, “Financial Statements”). The Prospectuses and the Financial Statements, including the Independent Registered Public Accounting Firm’s Reports, are available without charge upon request by contacting JPMorgan Distribution Services, Inc. (“JPMDS” or the “Distributor”), the Funds’ distributor, at 1111 Polaris Parkway, Columbus, Ohio 43240.
This SAI is divided into two Parts – Part I and Part II. Part I of this SAI contains information that is particular to each Fund. Part II of this SAI contains information that generally applies to the Funds and other J.P. Morgan Funds. For more information about the Funds or the Financial Statements, simply write or call:
J.P. Morgan Funds Services
P.O Box 8528
Boston, MA 02266-8528
1-800-480-4111

Part I

PLEASE SEE PART II OF THIS SAI FOR ITS TABLE OF CONTENTS

GENERAL
The Trusts and the Funds
JPMorgan Trust I (“JPMT I”) is an open-end, management investment company formed as a statutory trust under the laws of the State of Delaware on November 12, 2004, pursuant to a Declaration of Trust dated November 5, 2004, as subsequently amended. The following Funds are series of JPMT I:
JPMorgan Corporate Bond Fund
JPMorgan Emerging Markets Corporate Debt Fund
JPMorgan Emerging Markets Debt Fund
JPMorgan Income Fund
JPMorgan Inflation Managed Bond Fund
JPMorgan Short Duration Core Plus Fund
JPMorgan Strategic Income Opportunities Fund
JPMorgan Total Return Fund
JPMorgan Unconstrained Debt Fund
JPMorgan Emerging Markets Debt Fund is a successor mutual fund to a Fund that was a series of J.P. Morgan Funds (the “Predecessor Fund”) prior to February 18, 2005. The Predecessor Fund operated as a series of another legal entity prior to reorganizing and redomiciling as series of J.P. Morgan Mutual Fund Series (“JPMMFS”) on February 18, 2005.
JPMorgan Emerging Markets Debt Fund was formerly a series of a business trust called J.P. Morgan Funds (“JPMF” or the “Predecessor Trust”).
Shareholders of the Predecessor Fund approved an Agreement and Plan of Reorganization and Redomiciliation (“Shell Reorganization Agreements”) between the Predecessor Trust (other than JPMMFS), on behalf of the Predecessor Fund (other than the series of JPMMFS), and JPMMFS, on behalf of its series. Pursuant to the Shell Reorganization Agreements, the Predecessor Fund (other than the series of JPMMFS) was reorganized into the corresponding series of JPMMFS effective after the close of business on February 18, 2005 (“Closing Date”). With respect to events that occurred or payments that were made prior to the Closing Date, any reference JPMorgan Emerging Markets Debt Fund in this SAI prior to the Closing Date refers to the Predecessor Fund.
On January 20, 2005, shareholders of JPMMFS approved the redomiciliation of JPMMFS as a Delaware statutory trust to be called “JPMorgan Trust I” (“Redomiciliation”). The Redomiciliation took place after the close of business on the Closing Date, at which time the Predecessor Fund became a series of JPMorgan Trust I. The Redomiciliation was effective after each of the reorganizations pursuant to the Shell Reorganization Agreements.
The remaining Funds in this SAI are series of JPMorgan Trust II (“JPMT II”). JPMT II is an open-end, management investment company formed as a statutory trust under the laws of the State of Delaware on November 12, 2004, pursuant to a Declaration of Trust dated November 5, 2004. Each of the Funds which are a series of JPMT II was formerly a series of One Group Mutual Funds, a Massachusetts business trust which was formed on May 23, 1985. At shareholder meetings held on January 20, 2005 and February 3, 2005, shareholders of One Group Mutual Funds approved the redomiciliation of One Group Mutual Funds as a Delaware statutory trust to be called JPMorgan Trust II. The redomiciliation was effective after the close of business on February 18, 2005.
2005 J.P. Morgan Funds Mergers. After the close of business on February 18, 2005, two series of the J.P. Morgan Funds merged with and into the Funds listed below. The following list identifies the target funds and the surviving funds.
Target Funds	Surviving Funds
JPMorgan Bond Fund II	One Group Bond Fund (now known as JPMorgan Core Bond Fund)
JPMorgan U.S. Treasury Income Fund	One Group Government Bond Fund (now known as JPMorgan Government Bond Fund)
Fund Names. Prior to February 19, 2005, certain JPMT I and JPMT II Funds had the following names listed below corresponding to their current names:
Former Name	Current Name
JPMorgan Fleming Emerging Markets Debt Fund	JPMorgan Emerging Markets Debt Fund
Part I - 2

Former Name	Current Name
One Group Bond Fund	JPMorgan Core Bond Fund
One Group Income Bond Fund	JPMorgan Core Plus Bond Fund
One Group Government Bond Fund	JPMorgan Government Bond Fund
One Group High Yield Bond Fund	JPMorgan High Yield Fund*
One Group Ultra Short-Term Bond Fund	JPMorgan Limited Duration Bond Fund**
One Group Mortgage-Backed Securities Fund	JPMorgan Mortgage-Backed Securities Fund
One Group Short-Term Bond Fund	JPMorgan Short Duration Bond Fund
*	Prior to September 14, 2009, the JPMorgan High Yield Fund was named the JPMorgan High Yield Bond Fund.
**	Prior to August 31, 2009, the JPMorgan Limited Duration Bond Fund was named the JPMorgan Ultra Short Duration Bond Fund and prior to July 1, 2006, the JPMorgan Ultra Short Duration Bond Fund was named the JPMorgan Ultra Short Term Bond Fund.
2009 J.P. Morgan Funds Mergers. After the close of business on June 26, 2009, two series of the J.P. Morgan Funds merged with and into the Funds listed below. The following list identifies the target funds and the surviving funds.
Target Funds	Surviving Funds
JPMorgan Bond Fund	JPMorgan Core Plus Bond Fund
JPMorgan Intermediate Bond Fund	JPMorgan Core Bond Fund
Share Classes
Share Classes. Shares in the Funds of the Trusts are generally offered in multiple classes. The following chart shows the share classes offered by each of the Funds as of the date of this SAI:
Fund	Class A	Class C	Class I	Class L	Class R2	Class R3	Class R4	Class R5	Class R6
Core Bond Fund	X	X	X		X	X	X	X	X
Core Plus Bond Fund	X	X	X	X	X	X	X	X	X
Corporate Bond Fund	X	X	X						X
Emerging Markets Corporate Debt Fund	X	X	X						X
Emerging Markets Debt Fund	X	X	X					X	X
Government Bond Fund	X	X	X		X	X	X		X
High Yield Fund	X	X	X		X	X	X	X	X
Income Fund	X	X	X						X
Inflation Managed Bond Fund	X	X	X					X	X
Limited Duration Bond Fund	X	X	X						X
Mortgage-Backed Securities Fund	X	X	X						X
Short Duration Bond Fund	X	X	X						X
Short Duration Core Plus Fund	X	X	X						X
Strategic Income Opportunities Fund	X	X	X					X	X
Total Return Fund	X	X	X		X			X	X
Unconstrained Debt Fund	X	X	X		X			X	X
The shares of the Funds are collectively referred to in this SAI as the “Shares.”
Miscellaneous
This SAI describes the financial history, investment strategies and policies, management and operation of each of the Funds in order to enable investors to select the Fund or Funds which best suit their needs.
Capitalized terms not otherwise defined herein have the meanings accorded to them in the applicable Prospectus. The Funds’ executive offices are located at 270 Park Avenue, New York, NY 10017.
This SAI is divided into two Parts – Part I and Part II. Part I of this SAI contains information that is particular to each Fund. Part II of this SAI contains information that generally applies to the Funds and other series representing separate investment funds or portfolios of JPMT I, JPMT II, JPMorgan Trust III (“JPMT III”), JPMorgan Trust IV (“JPMT IV”), J.P. Morgan Mutual Fund Investment Trust (“JPMMFIT”),
Part I - 3

J.P. Morgan Fleming Mutual Fund Group, Inc. (“JPMFMFG”) and Undiscovered Managers Funds (“UMF”), (each a “J.P. Morgan Fund”, and together with the Funds, the “J.P. Morgan Funds”). Throughout this SAI, JPMT I, JPMT II, JPMT III, JPMT IV, JPMMFIT, JPMFMFG and UMF are each referred to as a “Trust” and collectively, as the “Trusts.” Each Trust’s Board of Trustees, or Board of Directors in the case of JPMFMFG, is referred to herein as the “Board of Trustees,” and each trustee or director is referred to as a “Trustee.”
The Funds are advised by J.P. Morgan Investment Management Inc. (“JPMIM”). Certain other of the J.P. Morgan Funds are advised by J.P. Morgan Alternative Asset Management Inc. (“JPMAAM”) and/or sub-advised by J.P. Morgan Private Investment Inc. (“JPMPI”) or Fuller & Thaler Asset Management, Inc. (“Fuller & Thaler”). JPMIM, JPMPI, JPMAAM and Fuller & Thaler are also referred to herein as the “Advisers” and, individually, as the “Adviser.” JPMPI and JFIMI are also referred to herein as the “Sub-Advisers” and, individually, as the “Sub-Adviser” and JPMIM became the investment adviser for certain other of the J.P. Morgan Funds that were previously advised by JPMIA.
Investments in the Funds are not deposits or obligations of, nor guaranteed or endorsed by, JPMorgan Chase Bank, N.A. (“JPMorgan Chase Bank”), an affiliate of the Adviser, or any other bank. Shares of the Funds are not federally insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other governmental agency. An investment in a Fund is subject to risk that may cause the value of the investment to fluctuate, and when the investment is redeemed, the value may be higher or lower than the amount originally invested by the investor.
The Funds, except the Strategic Income Opportunities Fund and the Unconstrained Debt Fund, are not subject to registration or regulation as a “commodity pool operator” as defined in the Commodity Exchange Act because the Funds have claimed an exclusion from that definition. The Strategic Income Opportunities Fund and the Unconstrained Debt Fund are subject to regulation under the Commodity Exchange Act.
INVESTMENT POLICIES
The following investment policies have been adopted by each Trust with respect to the applicable Funds. The investment policies listed below under the heading “Fundamental Investment Policies” are “fundamental” policies which, under the Investment Company Act of 1940, as amended (the “1940 Act”), may not be changed without the vote of a majority of the outstanding voting securities of a Fund, as such term is defined in “Additional Information” in Part II of this SAI. All other investment policies of a Fund (including, with respect to series of JPMT I, the Fund’s investment objectives) are non-fundamental, unless otherwise designated in the Prospectuses or herein, and may be changed by the Trustees of the Fund without shareholder approval. In this respect, certain Funds have an 80% investment policy which is described in such Fund’s Prospectuses. In calculating assets for purposes of each Fund’s 80% investment policy, assets are net assets plus the amount of borrowings for investment purposes. This policy may be changed by the Board of Trustees without shareholder approval unless such policy is specifically identified as a fundamental policy. However, the applicable Fund will provide shareholders with written notice at least 60 days prior to a change in a non-fundamental 80% investment policy.
Except for the restriction on borrowings set forth in fundamental investment policies (3)(a) and (b) under “Investment Policies of Funds that are Series of JPMT I” and fundamental investment policies and policy (8) under “Investment Policies of Funds that are Series of JPMT II” (collectively, the “Borrowing Policies”), the percentage limitations contained in the policies below apply at the time of purchase of the securities. If a percentage or rating restriction on investment or use of assets set forth in a fundamental investment policy or a non-fundamental investment policy or in a Prospectus is adhered to at the time of investment, later changes in percentage resulting from any cause other than actions by the Fund will not be considered a violation. With respect to the Borrowing Policies, a Fund may borrow from any bank, provided that immediately after any such borrowing there is an asset coverage of at least 300% for all borrowings by a Fund and provided further, that in the event that such asset coverage shall at any time fall below 300%, a Fund shall, within three days (not including Sundays and holidays) thereafter or such longer period as the Securities and Exchange Commission (“SEC”) may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowing shall be at least 300%. If the value of the Fund’s holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Funds’ Adviser will consider what actions, if any, are appropriate to maintain adequate liquidity.
Part I - 4

Fundamental investment policies (2)(a) and (b) under “Investment Policies of Funds that are Series of JPMT I” and fundamental investment policies and policy (10) under “Investment Policies of Funds that are Series of JPMT II” shall be interpreted based upon no-action letters and other pronouncements of the staff of the SEC. Generally, the 1940 Act limits a Fund’s ability to borrow money on a non-temporary basis if such borrowings constitute “senior securities.” As noted in “Investment Strategies and Policies – Miscellaneous Investment Strategies and Risks — Borrowings” in SAI Part II, in addition to temporary borrowing, a Fund may borrow from any bank, provided that immediately after any such borrowing there is an asset coverage of at least 300% for all borrowings by a Fund and provided further, that in the event that such asset coverage shall at any time fall below 300%, a Fund shall, within three days (not including Sundays and holidays) thereafter or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowing shall be at least 300%. A Fund may also borrow money or engage in economically similar transactions if those transactions do not constitute “senior securities” under the 1940 Act. Under current pronouncements, certain Fund positions (e.g., reverse repurchase agreements) are excluded from the definition of “senior security” so long as a Fund maintains adequate cover, segregation of assets or otherwise. Similarly, a short sale will not be considered a senior security if a Fund takes certain steps contemplated by SEC staff pronouncements, such as ensuring the short sale transaction is adequately covered.
For purposes of fundamental investment restrictions regarding industry concentration, a Fund may not invest more than 25% of its total assets, taken at market value, in the securities of issuers primarily engaged in any particular industry (other than securities issued or guaranteed by the U.S. government, any state or territory of the U.S., its agencies, instrumentalities or political subdivisions). For purposes of fundamental investment policies regarding industry concentration, an Adviser may classify issuers by industry in accordance with classifications set forth in the Directory of Companies Filing Annual Reports with the SEC or other sources. In the absence of such classification or if an Adviser determines in good faith based on its own information that the economic characteristics affecting a particular issuer make it more appropriate to be considered engaged in a different industry, an Adviser may classify an issuer accordingly. Accordingly, the composition of an industry or group of industries may change from time to time. For purposes of fundamental investment policies involving industry concentration, “group of industries” means a group of related industries, as determined in good faith by the Adviser, based on published classifications or other sources.
Investment Policies of Funds that are Series of JPMT I
Fundamental Investment Policies
(1) (a) The Emerging Markets Debt Fund and the Inflation Managed Bond Fund may not purchase any security which would cause the Fund to concentrate its investments in the securities of issuers primarily engaged in any particular industry except as permitted by the SEC.
(b) The Corporate Bond Fund, the Emerging Markets Corporate Debt Fund, the Income Fund, the Inflation Managed Bond Fund, the Short Duration Core Plus Fund, the Strategic Income Opportunities Fund and the Total Return Fund may not purchase securities of any issuer if such purchase would not be consistent with the maintenance of the Fund’s status as a diversified company under the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.
(c) The Strategic Income Opportunities Fund and the Total Return Fund may not purchase the securities of any issuer if, as a result more than 25% of the Fund’s total assets would be invested in securities of one or more issuers whose principal business activities are in the same industry. This policy does not apply to investments in other registered investment companies in the same “group of investment companies” as that term is defined in Section 12(d)(1)(G) of the 1940 Act, securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or repurchase agreements secured thereby, and futures and options transactions issued or guaranteed by the U.S. government or any of its agencies or instrumentalities.
(d) The Corporate Bond Fund may not purchase any security that would cause the Fund to invest more than 25% of the total assets of the Fund to be invested in the securities of issuers primarily engaged in any particular industry or group of industries except as permitted by the SEC, except that the Fund may invest up to 35% of its total assets in the securities of issuers primarily conducting their principal business activities in the same industry or group of industries if, at the time of investment, such industry or group of industries represents 20% or more of the Fund’s benchmark.
Part I - 5

(e) The Short Duration Core Plus Fund, the Emerging Markets Corporate Debt Fund and the Income Fund may not purchase any security which would cause the Fund to concentrate more than 25% of the Fund’s investments in the securities of issuers primarily engaged in any particular industry or group of industries.
(f) The Unconstrained Debt Fund may not purchase any security which would cause the Fund to concentrate its investments in the securities of issuers primarily engaged in any particular industry or group of industries except as permitted by the SEC. This restriction does not apply to investments in securities issued or guaranteed by the U.S. government, any state or territory of the U.S. its agencies, instrumentalities, or political subdivisions, or repurchase agreements secured thereby, and futures and options transactions issued or guaranteed by any of the foregoing.
(2) (a) The Corporate Bond Fund, the Emerging Markets Debt Fund, the Emerging Markets Corporate Debt Fund, the Income Fund, the Inflation Managed Bond Fund, the Short Duration Core Plus Fund and the Unconstrained Debt Fund may not issue senior securities, except as permitted under the 1940 Act or any rule, order or interpretation thereunder.
(b) The Strategic Income Opportunities Fund and the Total Return Fund may not issue senior securities (as defined in the 1940 Act) except with respect to any permissible borrowings.
(3) (a) The Emerging Markets Debt Fund may not borrow money, except to the extent permitted under the 1940 Act or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time or as permitted by order or interpretation of the SEC.
(b) The Corporate Bond Fund, the Inflation Managed Bond Fund, the Emerging Markets Corporate Debt Fund, the Income Fund, the Short Duration Core Plus Fund, the Strategic Income Opportunities Fund, the Total Return Fund and the Unconstrained Debt Fund may not borrow money, except to the extent permitted by applicable law.
(4) (a) The Funds, except the Strategic Income Opportunities Fund and the Total Return Fund, may not underwrite securities of other issuers, except to the extent that a Fund, in disposing of portfolio securities, may be deemed an underwriter within the meaning of the Securities Act of 1933 Act (the “1933 Act”), as amended.
(b) The Strategic Income Opportunities Fund and the Total Return Fund may not underwrite the securities of other issuers except to the extent that the Fund may be deemed to be an underwriter under certain securities laws in the disposition of “restricted securities.”
(c) The Corporate Bond Fund, the Emerging Markets Corporate Debt Fund, the Income Fund and the Short Duration Core Plus Fund may not underwrite the securities of other issuers, except to the extent that a Fund, in disposing of portfolio securities, may be deemed an underwriter under certain securities laws.
(5) (a) The Emerging Markets Debt Fund may not purchase or sell real estate, except that, to the extent permitted by applicable law, the Funds may (a) invest in securities or other instruments directly or indirectly secured by real estate, (b) invest in securities or other instruments issued by issuers that invest in real estate, and (c) may make direct investments in mortgages.
(b) The Inflation Managed Bond Fund and the Unconstrained Debt Fund may not purchase or sell real estate, except that, to the extent permitted by applicable law, a Fund may: (a) invest in securities or other instruments directly or indirectly secured by real estate, and (b) invest in securities or other instruments issued by issuers that invest in real estate.
(c) The Strategic Income Opportunities Fund and the Total Return Fund may not purchase or sell real estate; however, the Fund may, to the extent consistent with its investment objective, purchase securities secured by real estate or interests therein or securities issued by companies investing in real estate or interests therein.
(d) The Corporate Bond Fund, the Emerging Markets Corporate Debt Fund, the Income Fund and the Short Duration Core Plus Fund may not invest directly in real estate unless it is acquired as a result of ownership of securities or other instruments. This restriction shall not prevent the Fund from investing in securities or other instruments (a) issued by companies that invest, deal or otherwise engage in transactions in real estate, or (b) backed or secured by real estate or interests in real estate.
Part I - 6

(6) The Emerging Markets Debt Fund may not purchase or sell commodities or commodity contracts unless acquired as a result of ownership of securities or other instruments issued by persons that purchase or sell commodities or commodities contracts; but this shall not prevent the Emerging Markets Debt Fund from purchasing, selling and entering into financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), options on financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), warrants, swaps, forward contracts, foreign currency spot and forward contracts or other derivative instruments that are not related to physical commodities.
(7) The Inflation Managed Bond Fund and the Unconstrained Debt Fund may not purchase or sell commodities or commodity contracts unless acquired as a result of ownership of securities or other instruments issued by persons that purchase or sell commodities or commodities contracts; but this shall not prevent the Fund from purchasing, selling and entering into financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), options on financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), warrants, swaps, forward contracts, foreign currency spot and forward contracts or other derivative instruments including derivatives related to physical commodities or investments in exchange traded funds, investment companies, and pooled investment vehicles that invest in commodities or commodity futures including those structured as grantor trusts.
(8) The Corporate Bond Fund, the Emerging Markets Corporate Debt Fund, the Income Fund and the Short Duration Core Plus Fund may not purchase or sell commodities or commodity contracts except as may be permitted by the 1940 Act or unless acquired as a result of ownership of securities or other instruments issued by persons that purchase or sell commodities or commodities contracts; but this shall not prevent the Fund from purchasing, selling and entering into financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), options on financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), warrants, swaps, forward contracts, foreign currency spot and forward contracts or other derivative instruments including derivatives related to physical commodities.
(9) The Strategic Income Opportunities Fund and the Total Return Fund may not purchase physical commodities or contracts relating to physical commodities, except as permitted under the 1940 Act, or operate as a commodity pool, in each case as interpreted or modified by regulatory authority having jurisdiction, from time to time.
(10) The Corporate Bond Fund, the Emerging Markets Corporate Debt Fund, the Income Fund, the Emerging Markets Debt Fund, the Inflation Managed Bond Fund, the Short Duration Core Plus Fund, the Strategic Income Opportunities Fund, the Total Return Fund and the Unconstrained Debt Fund may make loans to other persons, in accordance with a Fund’s investment objective and policies and to the extent permitted by applicable law.
(11) The Emerging Markets Debt Fund may not make any investment inconsistent with its classification as a diversified investment company under the 1940 Act.
Non-Fundamental Investment Policies.
The investment policies described below are non-fundamental policies of the Funds, other than the Corporate Bond Fund, the Short Duration Core Plus Fund, the Strategic Income Opportunities Fund, the Total Return Fund and the Inflation Managed Bond Fund, and may be changed by the Trustees of the Funds without shareholder approval. These non-fundamental investment policies require that the Funds:
(1) May not acquire any illiquid securities, such as repurchase agreements with more than seven days to maturity or fixed time deposits with a duration of over seven calendar days, if as a result thereof, more than 15% of the market value of a Fund’s net assets would be in investments which are illiquid;
(2) May not make short sales of securities other than short sales “against the box”, maintain a short position, or purchase securities on margin except for short-term credits necessary for clearance of portfolio transactions, provided that this policy will not be applied to limit the use of options, futures contracts and relation options, in the manner otherwise permitted by the investment restrictions, policies and investment program of a Fund. No Fund has the current intention of making short sales against the box. This policy shall not be deemed to be applicable to the purchase or sale of when-issued or delayed delivery securities, or to short sales that are covered in accordance with SEC rules;
(3) May not acquire securities of other investment companies, except as permitted by the 1940 Act or any order pursuant thereto;
Part I - 7

(4) May not purchase or sell interests in oil, gas or mineral leases;
(5) May not acquire the securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act; and
(6) Emerging Markets Debt Fund has an 80% investment policy which may be changed by the Fund’s Board of Trustees without shareholder approval. However, the Fund will provide shareholders with written notice at least 60 days prior to a change in its 80% investment policy.
The investment policies described below are non-fundamental policies of the Strategic Income Opportunities Fund, the Total Return Fund and the Unconstrained Debt Fund and may be changed by the Board of Trustees without shareholder approval.
The Strategic Income Opportunities Fund, the Total Return Fund and the Unconstrained Debt Fund:
(1) May not acquire any illiquid securities, such as repurchase agreements with more than seven days to maturity or fixed time deposits with a duration of over seven calendar days, if as a result thereof, more than 15% of the market value of the Fund’s net assets would be in investments which are illiquid;
(2) May not purchase or sell interests in oil, gas or mineral leases; and
(3) May not acquire the securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.
The investment policies described below are non-fundamental policies of the Inflation Managed Bond Fund and may be changed by the Board of Trustees without shareholder approval.
The Inflation Managed Bond Fund:
(1) May not acquire any illiquid securities, such as repurchase agreements with more than seven days to maturity or fixed time deposits with a duration of over seven calendar days, if as a result thereof, more than 15% of the market value of the Fund’s net assets would be in investments which are illiquid;
(2) May not purchase securities on margin, make short sales of securities, or maintain a short position, provided that this restriction shall not be deemed to be applicable to the purchase or sale of when-issued or delayed delivery securities, or to short sales that are covered in accordance with the SEC rules;
(3) May not acquire securities of other investment companies, except as permitted by the 1940 Act or any order pursuant thereto; and
(4) May not acquire the securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.
The investment policies described below are non-fundamental policies of the Corporate Bond Fund and the Short Duration Core Plus Fund and may be changed by the Board of Trustees without shareholder approval.
The Corporate Bond Fund and the Short Duration Core Plus Fund:
(1) May not acquire any illiquid securities, such as repurchase agreements with more than seven days to maturity or fixed time deposits with a duration of over seven calendar days, if as a result thereof, more than 15% of the market value of the Fund’s net assets would be in investments which are illiquid;
(2) May not acquire securities of other investment companies, except as permitted by the 1940 Act or any order pursuant thereto; and
(3) May not acquire the securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.
The investment policies described below are non-fundamental policies of the Emerging Markets Corporate Debt Fund and the Income Fund and may be changed by the Board of trustees without shareholder approval.
The Emerging Markets Corporate Debt Fund and the Income Fund:
(1) May not acquire any illiquid securities, such as repurchase agreements with more than seven days to maturity or fixed time deposits with a duration of over seven calendar days, if as a result thereof, more than 15% of the market value of the Fund’s net assets would be in investments which are illiquid;
Part I - 8

(2) May not acquire securities of other investment companies, except as permitted by the 1940 Act or any order pursuant thereto; and
(3) May not acquire the securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.
For the purposes of the Funds’ investment policies, the issuer of a tax-exempt security is deemed to be the entity (public or private) ultimately responsible for the payment of the principal of and interest on the security.
Investment Policies of Funds that are Series of JPMT II
Fundamental Investment Policies
(1) Each of the Funds may not purchase securities of any issuer if such purchase would not be consistent with the maintenance of the Fund’s status as a diversified company under the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.
(2) (a) JPMorgan Core Bond Fund, JPMorgan Core Plus Bond Fund, JPMorgan Government Bond Fund, JPMorgan High Yield Fund, JPMorgan Short Duration Bond Fund and JPMorgan Limited Duration Bond Fund may not purchase any securities that would cause more than 25% of the total assets of a Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in the obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities and repurchase agreements involving such securities. For purposes of this limitation (i) utilities will be divided according to their services (for example, gas, gas transmission, electric and telephone will each be considered a separate industry); and (ii) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents.
(b) Mortgaged Backed Securities Fund may not purchase any securities that would cause more than 25% of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in (i) mortgage-backed securities; or (ii) the obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities and repurchase agreements involving such securities. For purposes of this limitation (i) utilities will be divided according to their services (for example, gas, gas transmission, electric and telephone will each be considered a separate industry); and (ii) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents.
(3) Each of the Funds may not make loans, except that a Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; (iii) engage in securities lending as described in the Prospectuses and the Statement of Additional Information; and (iv) make loans to the extent permitted by an order issued by the SEC.
(4) Each of the Funds may not purchase securities on margin or sell securities short.
(5) Each of the Funds may not underwrite the securities of other issuers except to the extent that a Fund may be deemed to be an underwriter under certain securities laws in the disposition of “restricted securities.”
(6) Each of the Funds may not purchase physical commodities or contracts relating to physical commodities, except as permitted under the 1940 Act, or operate as a commodity pool, in each case as interpreted or modified by regulatory authority having jurisdiction, from time to time.
(7) Each of the Funds may not purchase participation or other direct interests in oil, gas or mineral exploration or development programs (although investments by all Funds in marketable securities of companies engaged in such activities are not hereby precluded).
(8) Each of the Funds may not borrow money, except to the extent permitted under the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time or as permitted by order or interpretation of the SEC.
(9) Each of the Funds may not purchase securities of other investment companies except as permitted by the 1940 Act and rules, regulations and applicable exemptive relief thereunder.
Part I - 9

(10) Each of the Funds may not issue senior securities except with respect to any permissible borrowings.
(11) Each of the Funds may not purchase or sell real estate (however, each Fund may, to the extent appropriate to its investment objective, purchase securities secured by real estate or interests therein or securities issued by companies investing in real estate or interests therein).
Non-Fundamental Investment Policies The following investment policies are non-fundamental except as noted otherwise and therefore can be changed by the Board of Trustees without prior shareholder approval.
No Fund may:
(1)	Invest in illiquid securities in an amount exceeding, in the aggregate 15% of the Fund’s net assets. An illiquid security is a security which cannot be disposed of promptly (within seven days) and in the usual course of business without a loss, and includes repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists.
(2)	Acquire the securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.
INVESTMENT PRACTICES
The Funds invest in a variety of securities and employ a number of investment techniques. What follows is a list of some of the securities and techniques which may be utilized by the Funds. For a more complete discussion, see the “Investment Strategies and Policies” section in Part II of this SAI.
FUND NAME	FUND CODE
Core Bond Fund	1
Core Plus Bond Fund	2
Corporate Bond Fund	3
Emerging Markets Corporate Debt Fund	4
Emerging Markets Debt Fund	5
Government Bond Fund	6
High Yield Fund	7
Income Fund	8
Inflation Managed Bond Fund	9
Limited Duration Bond Fund	10
Mortgage-Backed Securities Fund	11
Short Duration Bond Fund	12
Short Duration Core Plus Fund	13
Strategic Income Opportunities Fund	14
Total Return Fund	15
Unconstrained Debt Fund	16

Instrument	Fund Code	Part II Section Reference
Adjustable Rate Mortgage Loans (“ARMs”): Loans in a mortgage pool which provide for a fixed initial mortgage interest rate for a specified period of time, after which the rate may be subject to periodic adjustments.	1, 2, 6-16	Mortgage-Related Securities
Asset-Backed Securities: Securities secured by company receivables, home equity loans, truck and auto loans, leases and credit card receivables or other securities backed by other types of receivables or other assets.	1, 2, 5, 7-16	Asset-Backed Securities
Auction Rate Securities: Auction rate municipal securities and auction rate preferred securities issued by closed-end investment companies.	8, 10, 13-16	Auction Rate Securities
Part I - 10

Instrument	Fund Code	Part II Section Reference
Bank Obligations: Bankers’ acceptances, certificates of deposit and time deposits. Bankers’ acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Maturities are generally six months or less. Certificates of deposit are negotiable certificates issued by a bank for a specified period of time and earning a specified return. Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds.	1-5, 7, 9-16	Bank Obligations
Borrowings: A Fund may borrow for temporary purposes and/or for investment purposes. Such a practice will result in leveraging of a Fund’s assets and may cause a Fund to liquidate portfolio positions when it would not be advantageous to do so. A Fund must maintain continuous asset coverage of 300% of the amount borrowed, with the exception for borrowings not in excess of 5% of the Fund’s total assets made for temporary administrative purposes.	1-16	Miscellaneous Investment Strategies and Risks
Brady Bonds: Securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings.	2, 4, 5, 8, 10, 14-16	Foreign Investments (including Foreign Currencies)
Call and Put Options: A call option gives the buyer the right to buy, and obligates the seller of the option to sell a security at a specified price at a future date. A put option gives the buyer the right to sell, and obligates the seller of the option to buy a security at a specified price at a future date. A Fund will sell only covered call and secured put options.	1-16	Options and Futures Transactions
Commercial Paper: Secured and unsecured short-term promissory notes issued by corporations and other entities. Maturities generally vary from a few days to nine months.	1-5, 7-16	Commercial Paper
Commodity-Linked Derivatives: Securities whose value derives from the price of a commodity, including commodity futures and commodity options.	14-16	Miscellaneous Investment Strategies and Risk
Common Stock: Shares of ownership of a company.	2-4, 7, 8, 13-16	Equity Securities, Warrants and Rights
Common Stock Warrants and Rights: Securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price.	2, 4, 7, 8, 13-16	Equity Securities, Warrants and Rights
Contract for Differences: An arrangement made in a futures contract whereby differences in settlement are made through cash payments, rather than the delivery of physical goods or securities.	4	Swaps and Related Swap Products
Convertible Securities: Bonds or preferred stock that can convert to common stock including contingent convertible securities.	1-4, 7-16	Convertible Securities
Corporate Debt Securities: May include bonds and other debt securities of domestic and foreign issuers, including obligations of industrial, utility, banking and other corporate issuers.	1-5, 7-16	Debt Instruments
Credit Default Swaps (“CDSs”): A swap agreement between two parties pursuant to which one party pays the other a fixed periodic coupon for the specified life of the agreement. The other party makes no payment unless a credit event, relating to a predetermined reference asset, occurs. If such an event occurs, the party will then make a payment to the first party, and the swap will terminate.	1-5, 7-16	Swaps and Related Swap Products
Part I - 11

Instrument	Fund Code	Part II Section Reference
Custodial Receipts: A Fund may acquire securities in the form of custodial receipts that evidence ownership of future interest payments, principal payments or both on certain U.S. Treasury notes or bonds in connection with programs sponsored by banks and brokerage firms. These are not considered to be U.S. government securities. These notes and bonds are held in custody by a bank on behalf of the owners of the receipts.	1, 2, 4, 6-12, 14-16	Custodial Receipts
Demand Features: Securities that are subject to puts and standby commitments to purchase the securities at a fixed price (usually with accrued interest) within a fixed period of time following demand by a Fund.	1, 2, 4, 5, 7-14	Demand Features
Emerging Market Securities: Securities issued by issuers or governments in countries with emerging economies or securities markets which may be undergoing significant evolution or rapid development.	1-5, 7-16	Foreign Investments (including Foreign Currencies)
Exchange Traded Funds (“ETFs”): Ownership interest in unit investment trusts, depositary receipts, and other pooled investment vehicles that hold a portfolio of securities or stocks designed to track the price performance and dividend yield of a particular broad-based, sector or international index. ETFs include a wide range of investments.	1, 2, 5, 7-16	Investment Company Securities and Exchange Traded Funds
Foreign Currency Transactions: Strategies used to hedge against interest rate and currency risks, for other risk management purposes or to increase income or gain to a Fund. These strategies may consist of use of any of the following: options on currencies, currency futures, options on such futures, forward foreign currency transactions (including non-deliverable forwards (“NDFs”)), forward rate agreements and currency swaps, caps and floors. Certain Funds may engage in such transactions in both U.S. and non-U.S. markets.	2-5, 8, 13-16	Foreign Investments (including Foreign Currencies)
Foreign Investments: Equity and debt securities (e.g., bonds and commercial paper) of foreign entities and obligations of foreign branches of U.S. banks and foreign banks. Foreign securities may also include American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), European Depositary Receipts (“EDRs”) and American Depositary Securities.	1-5, 7-16	Foreign Investments (including Foreign Currencies)
High Yield/High Risk Securities/Junk Bonds: Securities that are generally rated below investment grade by the primary rating agencies or are unrated but deemed by a Fund’s Adviser to be of comparable quality.	2-5, 7-9, 13-16	Debt Instruments
Inflation-Linked Debt Securities: Fixed and floating rate debt securities of varying maturities issued by the U.S. government as well as securities issued by other entities such as corporations, foreign governments and foreign issuers.	1-16	Debt Instruments
Initial Public Offerings (“IPO”): A transaction in which a previously private company makes its first sale of stock to the public.	8, 16	Equity Securities, Warrants and Rights
Interfund Lending: Involves lending money and borrowing money for temporary purposes through a credit facility.	1-16	Miscellaneous Investment Strategies and Risks
Part I - 12

Instrument	Fund Code	Part II Section Reference
Inverse Floating Rate Instruments: Leveraged variable debt instruments with interest rates that reset in the opposite direction from the market rate of interest to which the inverse floater is indexed.	1, 2, 5-16	Inverse Floaters and Interest Rate Caps
Investment Company Securities: Shares of other investment companies, including money market funds for which the adviser and/or its affiliates serve as investment adviser or administrator. The adviser will waive certain fees when investing in funds for which it serves as investment adviser, to the extent required by law or by contract.	1-16	Investment Company Securities and Exchange Traded Funds
Loan Assignment and Participations: Assignments of, and participations in, all or a portion of loans to corporations or to governments, including governments of less developed countries.	1, 2, 4, 5, 7, 8, 10-16	Loans
Master Limited Partnerships (“MLPs”): Limited partnerships that are publicly traded on a securities exchange.	3, 8, 13	Master Limited Partnerships
Mortgages (Directly Held): Debt instruments secured by real property.	1, 2, 5-16	Mortgage-Related Securities
Mortgage-Backed Securities: Debt obligations secured by real estate loans and pools of loans such as collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities (“CMBS”), and other asset-backed structures.	1, 2, 4, 6-16	Mortgage-Related Securities
Mortgage Dollar Rolls: A transaction in which a Fund sells securities for delivery in a current month and simultaneously contracts with the same party to repurchase similar but not identical securities on a specified future date.	1, 2, 6-16	Mortgage-Related Securities
Municipal Securities: Securities issued by a state or political subdivision to obtain funds for various public purposes. Municipal securities include, among others, private activity bonds and industrial development bonds, as well as general obligation notes, tax anticipation notes, bond anticipation notes, revenue anticipation notes, other short-term tax-exempt obligations, municipal leases, obligations of municipal housing authorities and single family revenue bonds.	1-4, 7-16	Municipal Securities
New Financial Products: New options and futures contracts and other financial products continue to be developed and a Fund may invest in such options, contracts and products.	1-16	Miscellaneous Investment Strategies and Risks
Obligations of Supranational Agencies: Obligations which are chartered to promote economic development and are supported by various governments and governmental agencies.	1-5, 7-10, 12,-16	Foreign Investments (including Foreign Currencies)
Options and Futures Transactions: A Fund may purchase and sell (a) exchange traded and over-the-counter put and call options on securities, indexes of securities and futures contracts on securities and indexes of securities, and interest rate futures contracts and interest rate swaps and (b) futures contracts on securities and indexes of securities.	1-16	Options and Futures Transactions
Preferred Stock: A class of stock that generally pays a dividend at a specified rate and has preference over common stock in the payment of dividends and in liquidation.	1-4, 7, 8, 11-16	Equity Securities, Warrants and Rights
Part I - 13

Instrument	Fund Code	Part II Section Reference
Private Placements, Restricted Securities and Other Unregistered Securities: Securities not registered under the Securities Act of 1933, such as privately placed commercial paper and Rule 144A securities.	1-5, 7-16	Miscellaneous Investment Strategies and Risks
Real Estate Investment Trusts (“REITs”): Pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interest.	1-3, 5, 7-16	Real Estate Investment Trusts
Repurchase Agreements: The purchase of a security and the simultaneous commitment to return the security to the seller at an agreed upon price on an agreed upon date. This is treated as a loan.	1-3, 5-16	Repurchase Agreements
Reverse Repurchase Agreements: The sale of a security and the simultaneous commitment to buy the security back at an agreed upon price on an agreed upon date. This is treated as a borrowing by a Fund.	1, 2, 5-16	Reverse Repurchase Agreements
Securities Issued in Connection with Reorganizations and Corporate Restructurings: In connection with reorganizing or restructuring of an issuer, an issuer may issue common stock or other securities to holders of its debt securities.	1-16	Miscellaneous Investment Strategies and Risks
Securities Lending: The lending of up to 33 1⁄3% of a Fund’s total assets. In return, a Fund will receive cash, other securities, and/or letters of credit as collateral.	1, 2, 5-7, 10-12	Securities Lending
Short Selling: A Fund sells a security it does not own in anticipation of a decline in the market value of the security. To complete the transaction, a Fund must borrow the security to make delivery to the buyer. A Fund is obligated to replace the security borrowed by purchasing it subsequently at the market price at the time of replacement.	5, 14-16	Short Selling
Short-Term Funding Agreements: Agreements issued by banks and highly rated U.S. insurance companies such as Guaranteed Investment Contracts (“GICs”) and Bank Investment Contracts (“BICs”).	1-3, 5, 7-16	Short-Term Funding Agreements
Sovereign Obligations: Investments in debt obligations issued or guaranteed by a foreign sovereign government or its agencies, authorities or political subdivisions.	1-5, 8-10, 12-16	Foreign Investments (including Foreign Currencies)
Stripped Mortgage-Backed Securities: Derivative multi-class mortgage securities which are usually structured with two classes of shares that receive different proportions of the interest and principal from a pool of mortgage assets. These include Interest- Only (“IO”) and Principal-Only (“PO”) securities issued outside a Real Estate Mortgage Investment Conduit (“REMIC”) or CMO structure.	1, 2, 6, 8-16	Mortgage-Related Securities
Structured Investments: A security having a return tied to an underlying index or other security or asset class. Structured investments generally are individually negotiated agreements and may be traded over-the-counter. Structured investments are organized and operated to restructure the investment characteristics of the underlying security.	1, 2, 4-16	Structured Investments
Swaps and Related Swap Products: Swaps involve an exchange of obligations by two parties. Caps and floors entitle a purchaser to a principal amount from the seller of the cap or floor to the extent that a specified index exceeds or falls below a predetermined interest rate or amount. A Fund may enter into these transactions to manage its exposure to changing interest rates and other factors.	1-16	Swaps and Related Swap Products
Part I - 14

Instrument	Fund Code	Part II Section Reference
Synthetic Variable Rate Instruments: Instruments that generally involve the deposit of a long-term tax exempt bond in a custody or trust arrangement and the creation of a mechanism to adjust the long-term interest rate on the bond to a variable short-term rate and a right (subject to certain conditions) on the part of the purchaser to tender it periodically to a third party at par.	2, 5, 8, 10, 13-16	Swaps and Related Swap Products
Temporary Defensive Positions: To respond to unusual circumstances a Fund may invest in cash and cash equivalents for temporary defensive purposes.	1-16	Miscellaneous Investment Strategies and Risks
Treasury Receipts: A Fund may purchase interests in separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks or brokerage firms and that are created by depositing U.S. Treasury notes and U.S. Treasury bonds into a special account at a custodian bank. Receipts include Treasury Receipts (“TRs”), Treasury Investment Growth Receipts (“TIGRs”), and Certificates of Accrual on Treasury Securities (“CATS”).	1-16	Treasury Receipts
Trust Preferreds: Securities with characteristics of both subordinated debt and preferred stock. Trust preferreds are generally long term securities that make periodic fixed or variable interest payments.	1-5, 7-16	Trust Preferred
U.S. Government Agency Securities: Securities issued by agencies and instrumentalities of the U.S. government. These include all types of securities issued by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”), including funding notes, subordinated benchmark notes, CMOs and REMICs.	1-3, 5-16	Mortgage-Related Securities
U.S. Government Obligations: May include direct obligations of the U.S. Treasury, including Treasury bills, notes and bonds, all of which are backed as to principal and interest payments by the full faith and credit of the United States, and separately traded principal and interest component parts of such obligations that are transferable through the Federal book-entry system known as Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) and Coupons Under-Book Entry Safekeeping (“CUBES”).	1-16	U.S. Government Obligations
Variable and Floating Rate Instruments: Obligations with interest rates which are reset daily, weekly, quarterly or some other frequency and which may be payable to a Fund on demand or at the expiration of a specified term.	1-16	Debt Instruments
When-Issued Securities, Delayed Delivery Securities and Forward Commitments: Purchase or contract to purchase securities at a fixed price for delivery at a future date.	1-16	When-Issued Securities, Delayed Delivery Securities and Forward Commitments
Part I - 15

Instrument	Fund Code	Part II Section Reference
Zero-Coupon, Pay-in-Kind and Deferred Payment Securities: Zero-coupon securities are securities that are sold at a discount to par value and on which interest payments are not made during the life of the security. Pay-in-kind securities are securities that have interest payable by delivery of additional securities. Deferred payment securities are zero-coupon debt securities which convert on a specified date to interest bearing debt securities.	1-16	Debt Instruments
ADDITIONAL INFORMATION REGARDING FUND INVESTMENT PRACTICES
Investments in Foreign Obligations. Investments in all types of foreign obligations or securities will not exceed 25% of the net assets of the Limited Duration Bond Fund, the High Yield Fund, the Core Bond Fund, the Short Duration Bond Fund and the Mortgage-Backed Securities Fund. Investments in all types of foreign obligations or securities will not exceed 35% of the net assets of the Core Plus Bond Fund.
Investments in Equity Securities. Equity Securities such as common stock will generally comprise no more than 10% of the High Yield Fund’s total assets.
QUALITY DESCRIPTION
Various Nationally Recognized Statistical Rating Organizations (“NRSROs”) assign ratings to securities. Generally, ratings are divided into two main categories: “Investment Grade Securities” and “Non-Investment Grade Securities.” Although there is always a risk of default, rating agencies believe that issuers of Investment Grade Securities have a high probability of making payments on such securities. Non-Investment Grade Securities include securities that, in the opinion of the rating agencies, are more likely to default than Investment Grade Securities.
The Funds only purchase securities that meet the rating criteria described below or in a Prospectus. The Adviser will look at a security’s rating at the time of investment. If the securities are unrated, the Adviser must determine that they are of comparable quality to rated securities. Subsequent to its purchase by a Fund, a security may cease to be rated or its rating may be reduced below the minimum rating required for purchase by a Fund. The Adviser will consider such an event in determining whether a Fund should continue to hold the security.
Debt Securities. The Government Bond Fund may invest in debt securities rated in any of the three highest investment grade rating categories. The Limited Duration Bond Fund, the Core Bond Fund, the Short Duration Bond Fund, and the Mortgage-Backed Securities Fund may invest in debt securities rated in any of the four investment grade rating categories. The High Yield Fund and the Core Plus Bond Fund may purchase securities in any rating category.
Preferred Stock. The Short Duration Bond Fund and the Core Bond Fund may only invest in preferred stock rated in any of the four highest rating categories. The Mortgage-Backed Securities Fund may invest only in preferred stock rated in any of the three highest rating categories. The Core Plus Bond Fund and the High Yield Fund may invest in preferred stock in any rating category.
Municipal Securities. The Limited Duration Bond Fund, the Short Duration Bond Fund, and the Core Bond Fund may only invest in municipal bonds rated in any of the four highest rating categories. The Mortgage-Backed Securities Fund may only invest in municipal bonds rated in any of the three highest rating categories. The Limited Duration Bond Fund, the Core Bond Fund and the Mortgage-Backed Securities Fund may only invest in other municipal securities, such as tax-exempt commercial paper, notes and variable rate demand obligations which are rated in the highest or second highest rating categories. The Short Duration Bond Fund may invest in such securities only if they are rated in the highest rating category. The Core Plus Bond Fund and the High Yield Fund may invest in municipal securities rated in any category.
Commercial Paper. The Limited Duration Bond Fund, the Short Duration Bond Fund, the Core Bond Fund, and the Mortgage-Backed Securities Fund may purchase commercial paper consisting of issues rated at the time of purchase in the highest or second highest rating category by at least one NRSRO (such as A-2 or better by Standard & Poor’s Corporation (“S&P”), Prime-2 or better by Moody’s Investors
Part I - 16

Service, Inc. (“Moody’s”), F2 or better by Fitch Ratings (“Fitch”), or R-2 or better by Dominion Bond Rating Service Limited) or if unrated, determined by the Adviser to be of comparable quality. The High Yield Fund and the Core Plus Bond Fund may purchase commercial paper rated in any category.
Mortgage-Backed Securities. The Government Bond Fund may only invest in mortgage-backed securities issued or guaranteed by the U.S. government, or its agencies or instrumentalities. The other JPMT II Funds that invest in mortgage-backed securities may invest in mortgage-backed securities issued by private issuers including Guaranteed CMOs and REMIC pass-through securities. The Government Bond Fund may invest in mortgage-backed securities that are rated in one of the three highest rating categories by at least one NRSRO at the time of investment or, if unrated, determined by the Adviser to be of comparable quality. The Limited Duration Bond Fund, the Short Duration Bond Fund, the Mortgage-Backed Securities Fund, and the Core Bond Fund may invest in mortgage-backed securities that are rated in one of the four highest rating categories by at least one NRSRO at the time of investment or, if unrated, determined by the Adviser to be of comparable quality. The High Yield Fund and the Core Plus Bond Fund can invest in mortgage-backed securities in any rating category.
DIVERSIFICATION
JPMT I and JPMT II are registered management investment companies and all of the Funds are diversified series of JPMT I and JPMT II. For a more complete discussion, see the “Diversification” section in Part II of this SAI.
PORTFOLIO TURNOVER
A portfolio turnover rate is, in summary, the percentage computed by dividing the lesser of a Fund’s purchases or sales of securities (excluding short-term securities) by the average market value of the Fund. The Adviser intends to manage each Fund’s assets by buying and selling securities to help attain its investment objective. A rate of 100% indicates that the equivalent of all of a Fund’s assets have been sold and reinvested in a year. High portfolio turnover may affect the amount, timing and character of distributions, and, as a result, may increase the amount of taxes payable by shareholders. Higher portfolio turnover also results in higher transaction costs. To the extent that net short-term capital gains are realized by a Fund, any distributions resulting from such gains are considered ordinary income for federal income tax purposes. For a more complete discussion, see the “Distributions and Tax Matters” section in Part II of this SAI.
The table below sets forth the Funds’ portfolio turnover rate (excluding short sales) for the two most recently completed fiscal years:
Fund	Fiscal Year Ended 2/28/17	Fiscal Year Ended 2/28/18
Core Bond Fund	23%	26%
Core Plus Bond Fund	59%	42%
Corporate Bond Fund	106%	132%
Emerging Markets Corporate Debt Fund	86%	120%
Emerging Markets Debt Fund	222%	113%
Government Bond Fund	15%	15%
High Yield Fund	52%	47%
Income Fund	59%	40%
Inflation Managed Bond Fund	41%	68%
Limited Duration Bond Fund	21%	22%
Mortgage-Backed Securities Fund	27%	14%
Short Duration Bond Fund	37%	44%
Short Duration Core Plus Fund	77%	226%
Strategic Income Opportunities Fund	38%	55%
Total Return Fund	397%	393%
Unconstrained Debt Fund	334%	102%
The increase in the portfolio turnover rate for the Corporate Bond Fund was due to multiple large cash flows, both into and out of the Fund, over the fiscal year. The increase in the portfolio turnover rate for the Emerging Markets Corporate Debt Fund was due to the very active new issue market. The significant change in the portfolio turnover rate for the Short Duration Core Plus Fund was due to the September 29, 2017 change to the Fund's strategy, from investing in all types of high yield, high risk debt securities to investing in traditional fixed income sectors and securities. The significant change in the
Part I - 17

portfolio turnover rate for the Unconstrained Debt Fund was due to the reduction in Agency Mortgages.
The table below sets forth the portfolio turnover rate (including short sales) for the Strategic Income Opportunities Fund and the Total Return Fund, which transacted in securities during the fiscal years ended 2/28/17 and 2/28/18.
Fund	Fiscal Year Ended 2/28/17	Fiscal Year Ended 2/28/18
Strategic Income Opportunities Fund	40%	58%
Total Return Fund	398%	393%
TRUSTEES
Standing Committees
There are six standing committees of the Board of Trustees: the Audit and Valuation Committee, the Compliance Committee, the Governance Committee, the Equity Committee, the Fixed Income Committee and the Money Market and Alternative Products Committee. The following table shows how often each Committee met for the fiscal year ended February 28, 2018:
Committee	Fiscal Year Ended 2/28/18
Audit and Valuation Committee	5
Compliance Committee	5
Governance Committee	6
Equity Committee	6
Fixed Income Committee	6
Money Market and Alternative Products Committee	7
Ownership of Securities
The following table shows the dollar range of each Trustee’s beneficial ownership of equity securities in the Funds and each Trustee’s aggregate dollar range of ownership in any J.P Morgan Funds that the Trustee (each of whom is an independent Trustee) oversees in the Family of Investment Companies as of December 31, 2017:
Name of Trustee	Ownership of Core Bond Fund	Ownership of Core Plus Bond Fund	Ownership of Corporate Bond Fund
Independent Trustees
John F. Finn	None	None	None
Stephen Fisher*	None	None	None
Dr. Matthew Goldstein	None	None	None
Dennis P. Harrington	None	None	None
Frankie D. Hughes	None	None	None
Raymond Kanner**	None	None	None
Peter C. Marshall	None	None	None
Mary E. Martinez	None	None	None
Marilyn McCoy	None	None	None
Mitchell M. Merin	None	None	None
Dr. Robert A. Oden, Jr.	Over $100,000	None	None
Marian U. Pardo	None	None	None
James J. Schonbachler	Over $100,000	None	None

Name of Trustee	Ownership of Emerging Markets Corporate Debt Fund	Ownership of Emerging Markets Debt Fund	Ownership of Government Bond Fund
Independent Trustees
John F. Finn	None	None	None
Stephen Fisher*	None	None	None
Dr. Matthew Goldstein	None	None	None
Dennis P. Harrington	None	None	None
Frankie D. Hughes	None	None	None
Raymond Kanner**	None	None	None
Peter C. Marshall	None	None	None
Mary E. Martinez	None	None	None
Part I - 18

Name of Trustee	Ownership of Emerging Markets Corporate Debt Fund	Ownership of Emerging Markets Debt Fund	Ownership of Government Bond Fund
Marilyn McCoy	None	None	None
Mitchell M. Merin	None	None	None
Dr. Robert A. Oden, Jr.	None	None	None
Marian U. Pardo	None	None	None
James J. Schonbachler	None	None	None

Name of Trustee	Ownership of High Yield Fund	Ownership of Income Fund	Ownership of Inflation Managed Bond Fund
Independent Trustees
John F. Finn	None	None	None
Stephen Fisher*	None	None	None
Dr. Matthew Goldstein	None	None	None
Dennis P. Harrington	None	None	None
Frankie D. Hughes	None	None	None
Raymond Kanner**	None	None	None
Peter C. Marshall	None	None	None
Mary E. Martinez	None	None	None
Marilyn McCoy	None	None	None
Mitchell M. Merin	None	None	None
Dr. Robert A. Oden, Jr.	None	None	None
Marian U. Pardo	None	None	None
James J. Schonbachler	Over $100,000	None	None

Name of Trustee	Ownership of Limited Duration Bond Fund	Ownership of Mortgage-Backed Securities Fund	Ownership of Short Duration Bond Fund
Independent Trustees
John F. Finn	None	None	None
Stephen Fisher*	None	None	None
Dr. Matthew Goldstein	None	None	None
Dennis P. Harrington	None	None	None
Frankie D. Hughes	None	None	None
Raymond Kanner**	None	None	None
Peter C. Marshall	None	None	None
Mary E. Martinez	None	None	None
Marilyn McCoy	None	None	None
Mitchell M. Merin	None	None	$1-$10,000
Dr. Robert A. Oden, Jr.	None	None	None
Marian U. Pardo	None	None	None
James J. Schonbachler	None	None	None

Name of Trustee	Ownership of Short Duration Core Plus Fund	Ownership of Strategic Income Opportunities Fund	Ownership of Total Return Fund
Independent Trustees
John F. Finn	None	Over $100,000	None
Stephen Fisher*	None	None	None
Dr. Matthew Goldstein	None	None	None
Dennis P. Harrington	None	None	None
Frankie D. Hughes	None	None	None
Raymond Kanner**	None	None	None
Peter C. Marshall	None	None	None
Mary E. Martinez	None	None	None
Marilyn McCoy	None	None	None
Mitchell M. Merin	None	None	None
Dr. Robert A. Oden, Jr.	None	None	None
Marian U. Pardo	None	None	None
James J. Schonbachler	None	Over $100,000	None

Part I - 19

Name of Trustee	Ownership of Unconstrained Debt Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by the Trustee in the Family of Investment Companies(1)(2)
Independent Trustees
John F. Finn	None	Over $100,000
Stephen Fisher*	None	None
Dr. Matthew Goldstein	None	Over $100,000
Dennis P. Harrington	None	Over $100,000
Frankie D. Hughes	None	Over $100,000
Raymond Kanner**	None	Over $100,000
Peter C. Marshall	None	Over $100,000
Mary E. Martinez	None	Over $100,000
Marilyn McCoy	None	Over $100,000
Mitchell M. Merin	$1-$10,000	Over $100,000
Dr. Robert A. Oden, Jr.	None	Over $100,000
Marian U. Pardo	None	Over $100,000
James J. Schonbachler	None	Over $100,000
(1)	A Family of Investment Companies means any two or more registered investment companies that share the same investment adviser or principal underwriter and hold themselves out to investors as related companies for purposes of investment and investor services. The Family of Investment Companies for which the Board of Trustees currently serves includes eleven registered investment companies (135 funds).
(2)	For Ms. McCoy and Messrs. Finn, Marshall, Oden, and Schonbachler these amounts include deferred compensation balances, as of December 31, 2016, through participation in the J.P. Morgan Funds’ Deferred Compensation Plan for Eligible Trustees. For a more complete discussion, see the “Trustees Compensation” section in Part II of this SAI.
*	Mr. Fisher became a Trustee of the Trusts effective 5/14/18.
**	Mr. Kanner became a Trustee of the Trusts, effective 4/7/17.
As of December 31, 2017, none of the independent Trustees or their immediate family members owned securities of the Adviser or JPMDS or a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with the Adviser or JPMDS.
Trustee Compensation
The Funds of the J.P. Morgan Funds Complex overseen by the Trustees pay each Trustee an annual base fee of $340,000. Effective January 1, 2018, the Funds of the J.P. Morgan Funds Complex overseen by the Trustees will pay each Trustee an annual base fee of $360,000. Committee chairs who are not already receiving an additional fee are each paid $50,000 annually in addition to their base fee. Prior to September 1, 2017, Ms. Martinez and Ms. Pardo who were co-chairs of the Money Market and Alternative Products Committee, each received an additional $25,000 annually. From January 1, 2017 until March 1, 2018, Mr. Marshall served in the position of Director of Strategic and Education Initiatives, for which he received an additional $50,000 annually. For his services as a trustee nominee from February 2017 to his appointment as Trustee effective April 7, 2017, Mr. Kanner received $19,429. In addition, the Funds pay the Chairman $225,000 annually and reimburse expenses of the Chairman in the amount of $4,000 per month. The Chairman receives no additional compensation for service as committee chair.
Trustee aggregate compensation paid by each of the Funds and the J.P. Morgan Funds Complex for the calendar year ended December 31, 2017, is set forth below:
Name of Trustee	Core Bond Fund	Core Plus Bond Fund	Corporate Bond Fund	Emerging Markets Corporate Debt Fund	Emerging Markets Debt Fund	Government Bond Fund
Independent Trustees
John F. Finn	$ 6,394	$3,386	$2,306	$2,029	$2,248	$2,214
Stephen Fisher[2]	-	-	-	-	-	-
Dr. Matthew Goldstein	14,263	5,808	2,877	2,100	2,701	2,615
Dennis P. Harrington	4,306	2,668	2,132	1,985	2,110	2,084
Frankie D. Hughes	4,146	2,694	2,142	2,009	2,118	2,100
Raymond Kanner[3]	4,090	2,417	1,649	1,494	1,631	1,604
Peter C. Marshall	6,394	3,386	2,306	2,030	2,248	2,214
Mary E. Martinez	5,633	3,177	2,247	2,023	2,207	2,176
Marilyn McCoy	5,668	3,112	2,259	2,023	2,200	2,177
Mitchell M. Merin	6,394	3,386	2,306	2,029	2,248	2,214
Dr. Robert A. Oden, Jr.	4,146	2,694	2,142	2,009	2,118	2,100
Part I - 20

Name of Trustee	Core Bond Fund	Core Plus Bond Fund	Corporate Bond Fund	Emerging Markets Corporate Debt Fund	Emerging Markets Debt Fund	Government Bond Fund
Marian U. Pardo	$ 5,633	$3,177	$2,247	$2,023	$2,207	$2,176
Frederick W. Ruebeck[7]	4,146	2,694	2,142	2,009	2,118	2,100
James J. Schonbachler	6,394	3,386	2,306	2,030	2,248	2,214
Name of Trustee	High Yield Fund	Income Fund	Inflation Managed Bond Fund	Limited Duration Bond Fund	Mortgage- Backed Securities Fund	Short Duration Bond Fund
Independent Trustees
John F. Finn	$3,875	$2,004	$2,225	$2,176	$2,371	$2,841
Stephen Fisher[2]	-	-	-	-	-	-
Dr. Matthew Goldstein	7,280	2,029	2,644	2,511	3,056	4,405
Dennis P. Harrington	2,957	1,972	2,089	2,063	2,167	2,426
Frankie D. Hughes	2,902	1,997	2,105	2,081	2,175	2,394
Raymond Kanner[3]	2,533	1,481	1,610	1,578	1,688	1,907
Peter C. Marshall	3,875	2,004	2,225	2,176	2,371	2,841
Mary E. Martinez	3,530	2,003	2,185	2,144	2,303	2,676
Marilyn McCoy	3,592	2,001	2,186	2,147	2,311	2,724
Mitchell M. Merin	3,875	2,004	2,225	2,176	2,371	2,841
Dr. Robert A. Oden, Jr.	2,902	1,997	2,105	2,081	2,175	2,394
Marian U. Pardo	3,530	2,003	2,185	2,144	2,303	2,676
Frederick W. Ruebeck[7]	2,902	1,997	2,105	2,081	2,175	2,394
James J. Schonbachler	3,875	2,004	2,225	2,176	2,371	2,841
Name of Trustee	Short Duration Core Plus Fund	Strategic Income Opportunities Fund	Total Return Fund	Unconstrained Debt Fund	Total Compensation Paid From Fund Complex[1]
Independent Trustees
John F. Finn	$2,014	$4,029	$2,090	$2,373	$390,000
Stephen Fisher[2]	-	-	-	-	-
Dr. Matthew Goldstein	2,059	7,656	2,267	3,073	565,000
Dennis P. Harrington	1,977	3,047	2,018	2,167	340,000
Frankie D. Hughes	2,002	2,993	2,040	2,173	340,000
Raymond Kanner[3]	1,483	2,707	1,533	1,675	274,429 [4]
Peter C. Marshall	2,014	4,029	2,090	2,373	390,000 [5]
Mary E. Martinez	2,010	3,684	2,074	2,300	373,333
Marilyn McCoy	2,011	3,685	2,072	2,321	373,333 [6]
Mitchell M. Merin	2,014	4,029	2,090	2,373	390,000
Dr. Robert A. Oden, Jr.	2,002	2,993	2,040	2,173	340,000
Marian U. Pardo	2,010	3,684	2,074	2,300	373,333
Frederick W. Ruebeck[7]	2,002	2,993	2,040	2,173	340,000 [8]
James J. Schonbachler	2,014	4,029	2,090	2,373	390,000 [9]
1	A Fund Complex means two or more registered investment companies that (i) hold themselves out to investors as related companies for purposes of investment and investor services or (ii) have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The J.P. Morgan Funds Complex for which the Board of Trustees currently serves includes eleven registered investment companies (135 Funds).
2	Mr. Fisher became a Trustee of the Trust, effective 5/14/18.
3	Mr. Kanner became a Trustee of the Trust, effective 4/7/17.
4	Includes $274,429 of Deferred Compensation.
5	Includes $117,000 of Deferred Compensation.
Includes $117,000 of Deferred Compensation.
6	Includes $93,333 of Deferred Compensation.
7	Effective 1/1/18, Mr. Ruebeck no longer serves as Trustee.
8	Includes $238,000 of Deferred Compensation.
Includes $238,000 of Deferred Compensation.
Part I - 21

9	Includes $273,000 of Deferred Compensation.
For a more complete discussion, see the “Trustee Compensation” section in Part II of this SAI.
INVESTMENT ADVISERS
Investment Advisory Fees
The table below sets forth the investment advisory fees paid by the following Funds to JPMIM (waived amounts are in parentheses), respectively, as applicable with respect to the fiscal periods indicated (amounts in thousands):
	Fiscal Year Ended
	February 29, 2016		February 28, 2017		February 28, 2018
Fund	Paid	Waived	Paid	Waived	Paid	Waived
Core Bond Fund	$74,585	$(12,529)	$76,074	$(10,849)	$71,537	$(8,877)
Core Plus Bond Fund	12,320	(672)	18,561	(1,235)	28,499	(1,513)
Corporate Bond Fund	4,994	(248)	6,315	(256)	4,586	(234)
Emerging Markets Corporate Debt Fund	1,090	(300)	1,076	(305)	1,403	(331)
Emerging Markets Debt Fund	6,925	(1,008)	8,791	(1,172)	10,358	(1,280)
Government Bond Fund	3,654	(239)	3,537	(518)	3,387	(673)
High Yield Fund	59,936	(3,931)	67,905	(5,926)	55,923	(7,420)
Income Fund	—	(108)	—	(179)	144	(289)
Inflation Managed Bond Fund	5,874	(55)	5,041	(33)	4,807	(218)
Limited Duration Bond Fund	1,924	(1,160)	2,030	(1,110)	1,742	(997)
Mortgage-Backed Securities Fund	5,570	(3,449)	5,514	(3,902)	4,648	(2,983)
Short Duration Bond Fund	23,542	(3,400)	20,977	(3,393)	9,607	(1,298)
Short Duration Core Plus Fund	795	(252)	503	(288)	327	(235)
Strategic Income Opportunities Fund	62,983	(22,299)	47,880	(8,044)	49,055	(6,976)
Total Return Fund	1,072	(443)	1,167	(392)	1,571	(391)
Unconstrained Debt Fund	10,808	(2,003)	10,624	(2,148)	8,540	(1,025)
For a more complete discussion, see the “Investment Adviser and Sub-Advisers” section in Part II of this SAI.
PORTFOLIO MANAGERS
Portfolio Managers’ Other Accounts Managed*
The following table shows information regarding all of the other accounts for which advisory fees are not based on the performance of the accounts that are managed by each portfolio manager as of February 28, 2018:
	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousand)	Number of Accounts	Total Assets ($thousand)	Number of Accounts	Total Assets ($thousand)
Core Bond Fund
Barbara Miller	9	$14,666,222	2	$11,551,810	10	$ 533,159
Richard D. Figuly	13	21,027,112	14	5,036,086	15	4,657,835
Peter Simons	11	14,551,667	5	12,521,814	39	9,047,519
Core Plus Bond Fund
Steven Lear	4	3,507,817	1	195,107	16	5,023,774
Richard D. Figuly	13	46,432,075	14	5,036,086	15	4,657,835
J. Andrew Norelli	1	160,391	2	1,940,461	9	788,292
Corporate Bond Fund
Lisa Coleman	1	27,000	32	39,224,890	27	11,206,390
Jeremy Klein	9	2,574,124	24	11,218,542	11	5,215,364
Lorenzo Napolitano	2	256,966	3	301,263	12	6,900,398
Emerging Markets Corporate Debt Fund
Part I - 22

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousand)	Number of Accounts	Total Assets ($thousand)	Number of Accounts	Total Assets ($thousand)
Pierre-Yves Bareau	3	$ 1,383,921	18	$16,691,422	14	$ 4,808,457
Scott McKee	0	0	7	5,432,448	14	5,828,670
Eduardo Alhadeff	1	2,717,975	7	2,373,249	10	2,848,233
Emerging Markets Debt Fund
Pierre-Yves Bareau	3	2,923,855	18	16,691,422	14	4,808,457
Emil Babayev	3	1,205,407	11	6,100,955	18	4,000,649
Government Bond Fund
Michael Sais	4	4,415,598	2	793,349	10	2,608,552
Robert Manning	3	2,456,913	0	0	56	13,920,113
High Yield Fund
William J. Morgan	12	5,790,580	19	10,164,180	7	1,083,520
James P. Shanahan, Jr.	9	11,158,442	11	3,317,369	12	2,212,554
Income Fund
J. Andrew Norelli	1	6,328,212	2	1,940,461	9	788,292
Andrew Headley	0	0	1	56,495	6	1,473,958
Inflation Managed Bond Fund
Scott F. Grimshaw	2	421,227	2	992,124	19	2,778,331
Deepa Majmudar	3	1,652,824	1	367,427	0	0
Steven Lear	4	13,997,940	1	195,107	16	5,023,774
David Rooney	2	1,547,704	2	410,059	3	256,770
Limited Duration Bond Fund
Michael Sais	4	4,714,817	2	793,349	10	2,608,552
Robert Manning	3	2,756,131	0	0	56	13,920,113
Mortgage-Backed Securities Fund
Richard Figuly	13	47,548,476	14	5,036,086	15	4,657,835
Michael Sais	4	3,768,963	2	793,349	10	2,608,552
Short Duration Bond Fund
Gregg F. Hrivnak	1	50,185	2	1,844,981	32	7,583,924
Richard D. Figuly	14	45,862,620	14	5,036,086	15	4,657,835
Susan Parekh	0	0	0	0	43	9,088,618
Short Duration Core Plus Fund
Steven Lear	4	15,366,985	1	195,107	16	5,023,774
Cary Fitzgerald	0	0	3	5,120,565	33	25,790,973
Strategic Income Opportunities Fund
William Eigen	3	1,114,701	0	0	0	0
Jeffrey Wheeler	0	0	0	0	0	0
Jarred Sherman	1	713,397	0	0	0	0
Total Return Fund
William Eigen	3	12,423,682	0	0	0	0
Unconstrained Debt Fund
Robert Michele	1	2,979,922	2	6,828,968	0	0
Nicholas J. Gartside	1	2,979,922	5	6,934,614	0	0
Iain Stealey	2	3,385,828	14	12,198,890	3	906,805
Part I - 23

The following table shows information on the other accounts managed by each portfolio manager that have advisory fees wholly or partly based on performance as of February 28, 2018.
	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles			Other Accounts
	Number of Accounts	Total Assets ($thousand)	Number of Accounts		Total Assets ($thousand)	Number of Accounts	Total Assets ($thousand)
Core Bond Fund
Barbara Miller	0	$0	0	$ 0		0	$ 0
Richard Figuly	0	0	0	0		1	1,060,005
Peter Simons	0	0	0	0		1	106,767
Core Plus Bond Fund
Steven Lear	0	0	0	0		0	0
Richard D. Figuly	0	0	0	0		1	1,060,005
J. Andrew Norelli	0	0	0	0		0	0
Corporate Bond Fund
Lisa Coleman	0	0	0	0		0	0
Jeremy Klein	0	0	0	0		0	0
Lorenzo Napolitano	0	0	0	0		0	0
Emerging Markets Corporate Debt Fund
Pierre-Yves Bareau	0	0	0	0		0	0
Scott McKee	0	0	0	0		0	0
Eduardo Alhadeff
Emerging Markets Debt Fund
Pierre-Yves Bareau	0	0	0	0		0	0
Emil Babayev	0	0	0	0		0	0
Government Bond Fund
Michael Sais	0	0	0	0		3	1,301,571
Robert Manning	0	0	0	0		0	0
High Yield Fund
William J. Morgan	0	0	1	156		7	1,083,520
James P. Shanahan	0	0	1	156		1	310,163
Income Fund
J. Andrew Norelli	0	0	0	0		0	0
Andrew Headley	0	0	0	0		0	0
Inflation Managed Bond Fund
Scott Grimshaw	0	0	0	0		0	0
Deepa Majmudar	0	0	0	0		0	0
Steven Lear	0	0	0	0		0	0
David Rooney	0	0	0	0		0	0
Limited Duration Bond Fund
Michael Sais	0	0	0	0		3	1,301,571
Robert Manning	0	0	0	0		0	0
Mortgage-Backed Securities Fund
Richard Figuly	0	0	0	0		1	1,060,005
Michael Sais	0	0	0	0		3	1,301,571
Short Duration Bond Fund
Gregg F. Hrivnak	0	0	0	0		0	0
Richard D. Figuly	0	0	0	0		1	1,060,005
Susan Parekh	0	0	0	0		0	0
Short Duration Core Plus Fund
Steven Lear	0	0	0	0		0	0
Cary Fitzgerald	0	0	0	0		1	319,850
Strategic Income Opportunities Fund
William Eigen	0	0	1	3,538,492		0	0
Jeffrey Wheeler	0	0	0	0		0	0
Jarred Sherman	0	0	2	3,538,492		0	0
Part I - 24

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles			Other Accounts
	Number of Accounts	Total Assets ($thousand)	Number of Accounts		Total Assets ($thousand)	Number of Accounts	Total Assets ($thousand)
Total Return Fund		$		$			$
William Eigen	0	0	1	3,538,492		0	0
Unconstrained Debt Fund
Robert Michele	0	0	1	1,757,880		0	0
Nicholas J. Gartside	0	0	3	2,167,521		0	0
Iain Stealey	0	0	3	2,167,521		1	187,572
*	The total value and number of accounts managed by a portfolio manager may include sub-accounts of asset allocation, multi-managed and other accounts.
Portfolio Managers — Ownership of Securities
The following table indicates for each Fund the dollar range of shares beneficially owned by each portfolio manager, as of February 28, 2018.
Aggregate Dollar Range of Securities in the Fund
	None	$1-$10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Core Bond Fund
Barbara Miller							X
Richard Figuly							X
Peter Simons							X
Core Plus Bond Fund
Steven Lear							X
Richard D. Figuly	X
J. Andrew Norelli							X
Corporate Bond Fund
Lisa Coleman	X
Jeremy Klein				X
Lorenzo Napolitano				X
Emerging Markets Corporate Debt Fund
Pierre-Yves Bareau	X
Scott McKee						X
Eduardo Alhadeff	X
Emerging Markets Debt Fund
Pierre-Yves Bareau	X
Emil Babayev				X
Government Bond Fund
Michael Sais					X
Robert Manning	X
High Yield Fund
William J. Morgan							X
James P. Shanahan							X
Income Fund
J. Andrew Norelli						X
Andrew Headley					X
Inflation Managed Bond Fund
Scott Grimshaw	X
Deepa Majmudar				X
Steven Lear							X
David Rooney		X
Limited Duration Bond Fund
Michael Sais							X
Part I - 25

Aggregate Dollar Range of Securities in the Fund
	None	$1-$10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Robert Manning						X
Mortgage-Backed Securities Fund
Richard Figuly					X
Michael Sais							X
Short Duration Bond Fund
Gregg F. Hrivnak							X
Richard D. Figuly	X
Susan Parekh				X
Short Duration Core Plus Fund
Steven Lear							X
Cary Fitzgerald					X
Strategic Income Opportunities Fund
William Eigen							X
Jarred Sherman					X
Jeffrey Wheeler					X
Total Return Fund
William Eigen	X
Unconstrained Debt Fund
Robert Michele							X
Nicholas J. Gartside	X
Iain Stealey	X
For a more complete discussion, see the “Portfolio Manager Compensation” section in Part II of this SAI.
Portfolio Managers Compensation
In evaluating each portfolio manager’s performance with respect to the mutual funds he or she manages, the Adviser uses the following indices as benchmarks to evaluate the performance of the portfolio manager with respect to the Fund:
Name of Fund	Benchmark
Core Bond Fund	Bloomberg Barclays U.S. Aggregate Index
Core Plus Bond Fund	Bloomberg Barclays U.S. Aggregate Index
Corporate Bond Fund	Bloomberg Barclays U.S. Aggregate Index
Emerging Markets Corporate Debt Fund	JPMorgan Corporate Emerging Markets Bond Index Diversified
Emerging Markets Debt Fund	J.P. Morgan Emerging Markets Bond Index Global Diversified
Government Bond Fund	Bloomberg Barclays U.S. Government Bond Index
High Yield Fund	Bloomberg Barclays U.S. Corporate High Yield – 2% Issuer Capped Index
Income Fund	Bloomberg Barclays U.S. Aggregate Index
Inflation Managed Bond Fund	Bloomberg Barclays 1-10 Year TIPS
Limited Duration Bond Fund	Bloomberg Barclays 1-3 Year U.S. Government/Credit Bond Index
Mortgage-Backed Securities Fund	Bloomberg Barclays U.S. MBS Index
Short Duration Bond Fund	Bloomberg Barclays 1-3 Year U.S. Government/Credit Bond Index
Short Duration Core Plus Fund	Bloomberg Barclays 1-5 Year Government/Credit Index
Strategic Income Opportunities Fund	Bloomberg Barclays U.S. Universal Index
Total Return Fund	Bloomberg Barclays U.S. Aggregate Index
Unconstrained Debt Fund	Bloomberg Barclays U.S. Aggregate Index
Please see the “Portfolio Manager Compensation” section in Part II of this SAI for a description of the structure and method of determining the compensation of the portfolio managers identified in the Risk/Return Summary of the Prospectuses.
Part I - 26

ADMINISTRATOR
Administrator Fees
The table below sets forth the administration, administrative services and co-administration fees paid by the Funds to JPMIM (the amounts waived are in parentheses) for the fiscal periods indicated (amounts in thousands).
	Fiscal Year Ended
	February 29, 2016		February 28, 2017		February 28, 2018
Fund	Paid	Waived	Paid	Waived	Paid	Waived
Core Bond Fund	$17,766	$(6,031)	$17,735	$(6,008)	$16,651	$(5,181)
Core Plus Bond Fund	3,342	(207)	5,047	(357)	7,843	(303)
Corporate Bond Fund	1,375	(57)	1,749	(45)	1,226	(84)
Emerging Markets Corporate Debt Fund	6	(157)	1	(161)	4	(198)
Emerging Markets Debt Fund	321	(608)	501	(665)	568	(786)
Government Bond Fund	906	(158)	800	(307)	740	(362)
High Yield Fund	5,820	(2,232)	6,152	(3,417)	4,172	(4,430)
Income Fund	—	(25)	—	(42)	—	(101)
Inflation Managed Bond Fund	1,388	—	1,188	—	1,158	(11)
Limited Duration Bond Fund	417	(594)	413	(616)	352	(540)
Mortgage-Backed Securities Fund	12	(2,100)	—	(2,205)	—	(1,776)
Short Duration Bond Fund	6,574	(2,258)	5,751	(2,239)	2,723	(831)
Short Duration Core Plus Fund	14	(158)	1	(129)	3	(109)
Strategic Income Opportunities Fund	10,987	(4,542)	7,338	(2,846)	7,544	(2,599)
Total Return Fund	289	(125)	273	(153)	368	(165)
Unconstrained Debt Fund	1,583	(750)	1,561	(765)	1,157	(575)
For a more complete discussion, see the “Administrator” section in Part II of this SAI.
FUND ACCOUNTING AGENT
Fund Accounting Fees
The table below sets forth the fund accounting fees paid by the Funds to JPMorgan Chase Bank for the fiscal years indicated (amounts in thousands):
	Fiscal Year Ended
Fund	February 29, 2016	February 28, 2017	February 28, 2018
Core Bond Fund	$902	$1,214	$1,150
Core Plus Bond Fund	309	520	741
Corporate Bond Fund	135	148	142
Emerging Markets Corporate Debt Fund	71	90	69
Emerging Markets Debt Fund	213	230	270
Government Bond Fund	46	120	106
High Yield Fund	189	395	510
Income Fund	71	84	79
Inflation Managed Bond Fund	159	194	218
Limited Duration Bond Fund	97	200	158
Mortgage-Backed Securities Fund	234	341	311
Short Duration Bond Fund	249	520	239
Short Duration Core Plus Fund	44	54	35
Strategic Income Opportunities Fund	601	521	722
Total Return Fund	105	174	184
Unconstrained Debt Fund	351	406	257
For more information, see the “Custody and Fund Accounting Fees and Expenses” section in Part II of this SAI.
Part I - 27

DISTRIBUTOR
Compensation Paid to JPMDS
The following table describes the compensation paid to the principal underwriter, JPMDS, for the fiscal year ended February 28, 2018 (amounts have been rounded to the nearest whole number).
Fund	Total Underwriting Discounts and Commissions	Compensation on Redemptions and Repurchases	Brokerage Commissions	Other Compensation*
Core Bond Fund	$206,934	$130,045	$ 2	$12,176,581
Core Plus Bond Fund	252,319	84,292	17	4,588,873
Government Bond Fund	15,798	10,842	2	1,911,746
High Yield Fund	84,822	29,517	78	3,340,578
Limited Duration Bond Fund	6,667	17,190	—	558,918
Mortgage-Backed Securities Fund	18,045	15,479	—	415,463
Short Duration Bond Fund	41,760	26,404	—	1,738,478
Corporate Bond Fund	1,192	1,208	—	379,895
Emerging Markets Corporate Debt Fund	59	—	—	2,504
Emerging Markets Debt Fund	2,422	3,078	26	313,915
Income Fund	37,482	11,585	—	168,845
Inflation Managed Bond Fund	2,297	2,897	—	98,790
Short Duration Core Plus Fund	2,011	845	—	19,544
Strategic Income Opportunities Fund	67,555	120,650	11	10,714,523
Total Return Fund	5,589	9,645	—	868,559
Unconstrained Debt Fund	2,014	3,292	—	193,889
*	Fees paid by the Fund pursuant to Rule 12b-1 are provided in the “Distribution Fees” section below.
The table below sets forth the aggregate amount of underwriting commissions retained by JPMDS from the Funds with respect to the fiscal periods indicated.
Funds	Fiscal Year Ended 2/29/16	Fiscal Year Ended 2/28/17	Fiscal Year Ended 2/28/18
Core Bond Fund	$642,705	$524,233	$206,934
Core Plus Bond Fund	541,599	458,475	252,319
Corporate Bond Fund	88	807	1,192
Emerging Markets Corporate Debt Fund	97	—	59
Emerging Markets Debt Fund	3,520	2,882	2,422
Government Bond Fund	33,006	40,987	15,798
High Yield Fund	136,804	159,460	84,822
Income Fund	504	3,309	37,482
Inflation Managed Bond Fund	1,200	3,551	2,297
Limited Duration Bond Fund	15,553	11,144	6,667
Mortgage-Backed Securities Fund	38,546	46,160	18,045
Short Duration Bond Fund	69,346	48,502	41,760
Short Duration Core Plus Fund	732	934	2,011
Strategic Income Opportunities Fund	90,859	83,199	67,555
Total Return Fund	25,823	16,333	5,589
Unconstrained Debt Fund	4,613	2,633	2,014
For more information on JPMDS, see the “Distributor” section in Part II of this SAI.
Distribution Fees
The table below sets forth the Rule 12b-1 fees that the Funds paid to JPMDS with respect to the fiscal periods indicated (amounts in thousands).
	Fiscal Year Ended
	February 29, 2016		February 28, 2017		February 28, 2018
Fund	Paid	Waived	Paid	Waived	Paid	Waived
Core Bond Fund
Class A Shares	$ 9,227	$ —	$7,518	$ —	$5,765	$—
Class C Shares	7,407	—	7,494	—	5,868	—
Part I - 28

	Fiscal Year Ended
	February 29, 2016		February 28, 2017		February 28, 2018
Fund	Paid	Waived	Paid	Waived	Paid	Waived
Core Bond Fund
Class R2 Shares	$ 562	$ —	$ 582	$ —	$ 538	$—
Class R3 Shares[1]	N/A	N/A	—*	—	6	—
Core Plus Bond Fund
Class A Shares	1,770	—	2,579	—	2,590	—
Class C Shares	1,924	—	2,148	—	1,841	—
Class R2 Shares	136	—	173	—	148	—
Class R3 Shares[1]	N/A	N/A	—*	—	10	—
Corporate Bond Fund
Class A Shares	277	—	388	—	374	—
Class C Shares	1	—	5	—	6	—
Emerging Markets Corporate Debt Fund
Class A Shares	—*	—	1	—	2	—
Class C Shares	—*	—	—*	—	1	—
Emerging Markets Debt Fund
Class A Shares	216	—	257	—	259	—
Class C Shares	76	—	62	—	55	—
Government Bond Fund
Class A Shares	1,475	—	1,387	—	1,201	—
Class C Shares	555	—	556	—	425	—
Class R2 Shares	272	—	314	—	281	—
Class R3 Shares[1]	N/A	N/A	—*	—	5	—
High Yield Fund
Class A Shares	2,024	—	2,358	—	1,885	—
Class C Shares	1,820	—	1,600	—	1,414	—
Class R2 Shares	51	—	43	—	42	—
Class R3 Shares[2]	N/A	N/A	N/A	N/A	—*	—
Income Fund
Class A Shares	9	—	49	—	110	—
Class C Shares	4	—	10	—	59	—
Inflation Managed Bond Fund
Class A Shares	134	—	73	—	56	—
Class C Shares	29	—	33	—	43	—
Limited Duration Bond Fund
Class A Shares	526	—	445	—	324	—
Class C Shares	381	—	351	—	235	—
Mortgage-Backed Securities Fund
Class A Shares	405	—	457	—	304	—
Class C Shares	75	—	153	—	111	—
Short Duration Bond Fund
Class A Shares	972	—	1,339	—	1,234	—
Class C Shares	860	—	745	—	504	—
Short Duration Core Plus Fund
Class A Shares	9	—	8	—	11	—
Class C Shares	2	—	4	—	9	—
Strategic Income Opportunities Fund
Class A Shares	5,700	—	3,882	—	3,064	—
Class C Shares	11,230	—	8,817	—	7,651	—
Total Return Fund
Class A Shares	412	—	433	—	612	—
Class C Shares	318	—	321	—	250	—
Class R2 Shares	9	—	9	—	7	—
Unconstrained Debt Fund
Class A Shares	305	—	182	—	138	—
Class C Shares	40	—	56	—	54	—
Class R2 Shares	—*	—	1	—	2	—
*	Amount rounds to less than $500.
[1]	Class R3 Shares commenced operations on 9/9/16.
Part I - 29

[2]	Commencement of offering of class of shares effective August 21, 2017 for High Yield Fund.
For a more complete discussion, see the “Distribution Plan” section in Part II of this SAI.
SHAREHOLDER SERVICING
Service Fees
Under the Shareholder Servicing Agreement, each Fund has agreed to pay JPMDS, for providing shareholder services and other related services, a fee at the following annual rates (expressed as a percentage of the average daily net asset value (“NAV”) of Fund shares owned by or for shareholders):
Class A, Class C, Class I, Class R2, Class R3 and Class R4	Up to 0.25%
Class L and Class R5	0.10%
Class R6	None
The table below sets forth the fees paid or accrued to JPMDS (the amounts voluntarily waived are in parentheses) for the fiscal periods indicated (amounts in thousands).
	Fiscal Year Ended
	February 29, 2016		February 28, 2017		February 28, 2018
Fund	Paid	Waived	Paid	Waived	Paid	Waived
Core Bond Fund
Class A Shares	$ 2,831	$ (6,396)	$ 2,065	$ (5,453)	$ 3,083	$ (2,682)
Class C Shares	2,469	—	2,418	(80)	1,956	—
Class I Shares	22,585	(9,248)	17,256	(12,900)	13,245	(10,341)
Class R2 Shares	—	(281)	—	(291)	213	(56)
Class R3 Shares[1]	N/A	N/A	—*	—	5	(1)
Class R4 Shares[1]	N/A	N/A	—*	—	1	—
Class R5 Shares	111	(81)	151	(78)	396	(12)
Core Plus Bond Fund
Class A Shares	49	(1,721)	30	(2,549)	955	(1,635)
Class C Shares	468	(174)	517	(199)	594	(20)
Class I Shares	2,666	(327)	29	(1,712)	616	(2,697)
Class L Shares	384	(306)	548	(562)	827	(189)
Class R2 Shares	21	(47)	7	(80)	61	(13)
Class R3 Shares[1]	N/A	N/A	—*	—	9	(1)
Class R4 Shares[1]	N/A	N/A	—*	—	—*	—
Class R5 Shares[1]	N/A	N/A	—*	—	1	—
Corporate Bond Fund
Class A Shares	9	(268)	84	(304)	130	(244)
Class C Shares	—*	—*	1	(1)	—	(2)
Class I Shares	5	(44)	22	(75)	48	(98)
Emerging Markets Corporate Debt Fund
Class A Shares	—*	—*	1	—*	2	—
Class C Shares	—*	—*	—*	—*	—*	—
Class I Shares	6	(1)	4	(1)	9	(1)
Emerging Markets Debt Fund
Class A Shares	34	(182)	170	(87)	240	(19)
Class C Shares	12	(14)	11	(10)	16	(2)
Class I Shares	309	(72)	158	(57)	219	(5)
Class R5 Shares	—*	—*	—*	—*	1	—
Government Bond Fund
Class A Shares	—	(1,475)	—	(1,387)	668	(533)
Class C Shares	184	(1)	185	—	142	—
Class I Shares	—	(1,446)	—	(1,551)	741	(854)
Class R2 Shares	—	(136)	—	(157)	104	(36)
Class R3 Shares[1]	N/A	N/A	—*	—*	4	(1)
Class R4 Shares[1]	N/A	N/A	—*	—	1	—
Class R6 Shares[2]	N/A	N/A	N/A	N/A	—	—
High Yield Fund
Class A Shares	24	(2,000)	195	(2,163)	969	(916)
Class C Shares	45	(562)	81	(452)	258	(213)
Class I Shares	495	(14,584)	723	(14,147)	5,366	(6,381)
Part I - 30

	Fiscal Year Ended
	February 29, 2016		February 28, 2017		February 28, 2018
Fund	Paid	Waived	Paid	Waived	Paid	Waived
High Yield Fund
Class R2 Shares	$ —	$ (25)	$ 1	$ (21)	$ 10	$ (11)
Class R3 Shares[3]	N/A	N/A	N/A	N/A	—*	—
Class R4 Shares[3]	N/A	N/A	N/A	N/A	—*	—
Class R5 Shares	3	(30)	5	(27)	62	(8)
Income Fund
Class A Shares	4	(5)	13	(36)	—	(110)
Class C Shares	—	(1)	—	(3)	—	(20)
Class I Shares	27	(40)	19	(57)	—	(43)
Inflation Managed Bond Fund
Class A Shares	—	(134)	2	(71)	7	(49)
Class C Shares	5	(5)	3	(8)	8	(6)
Class I Shares	1,320	(1,148)	703	(810)	497	(427)
Class R5 Shares	3	(3)	1	—*	4	(1)
Limited Duration Bond Fund
Class A Shares	257	(269)	213	(232)	241	(83)
Class C Shares	70	(57)	61	(56)	58	(21)
Class I Shares	1,297	(353)	485	(207)	435	(114)
Mortgage-Backed Securities Fund
Class A Shares	193	(212)	114	(343)	163	(141)
Class C Shares	10	(15)	15	(36)	20	(17)
Class I Shares	1,440	(1,172)	1,239	(1,643)	1,393	(1,032)
Short Duration Bond Fund
Class A Shares	739	(233)	1,135	(204)	1,188	(46)
Class C Shares	221	(66)	189	(60)	158	(10)
Class I Shares	14,577	(3,832)	11,728	(3,707)	3,559	(7)
Short Duration Core Plus Fund
Class A Shares	4	(5)	2	(6)	4	(7)
Class C Shares	1	—*	—	(1)	1	(2)
Class I Shares	215	(146)	182	(122)	119	(132)
Strategic Income Opportunities Fund
Class A Shares	2,945	(2,755)	2,394	(1,488)	3,008	(56)
Class C Shares	3,041	(702)	2,396	(543)	2,496	(54)
Class I Shares	34,312	(2,019)	21,101	(1,669)	23,600	(58)
Class R5 Shares	321	—	263	(33)	240	(212)
Total Return Fund
Class A Shares	—	(412)	—	(433)	2	(610)
Class C Shares	30	(76)	31	(76)	44	(39)
Class I Shares	267	(341)	297	(380)	470	(325)
Class R2 Shares	2	(3)	3	(2)	2	(1)
Class R5 Shares	—	(4)	—	(5)	5	(8)
Unconstrained Debt Fund
Class A Shares	243	(62)	137	(45)	79	(59)
Class C Shares	9	(4)	12	(7)	10	(8)
Class I Shares	5,920	(30)	4,992	(940)	1,608	(1,175)
Class R2 Shares	—*	—*	1	—*	1	—
Class R5 Shares	1	—*	1	—*	2	(2)
*	Amount rounds to less than $500.
[1]	These shares commenced operations 9/9/16.
[2]	This share class commenced operations on 8/1/16.
[3]	Commencement of offering of class of shares effective August 21, 2017 for High Yield Fund.
For a more complete discussion, see the “Shareholder Servicing” section in Part II of this SAI.
Part I - 31

BROKERAGE AND RESEARCH SERVICES
Brokerage Commissions
The Funds paid the following brokerage commissions for the indicated fiscal periods:
Fiscal Year Ended
Fund	February 29, 2016	February 28, 2017	February 28, 2018
Core Bond Fund
Total Brokerage Commissions	$ —	$ —	$ —
Brokerage Commissions to Affiliated Broker/Dealers	—	—	—
Core Plus Bond Fund
Total Brokerage Commissions	78,181	166,243	279,619
Brokerage Commissions to Affiliated Broker/Dealers	—	—	—
Corporate Bond Fund
Total Brokerage Commissions	124,541	186,278	130,685
Brokerage Commissions to Affiliated Broker/Dealers	—	—	—
Emerging Markets Corporate Debt Fund
Total Brokerage Commissions	15,789	9,975	12,676
Brokerage Commissions to Affiliated Broker/Dealers	—	—	—
Emerging Markets Debt Fund
Total Brokerage Commissions	79,934	58,752	66,031
Brokerage Commissions to Affiliated Broker/Dealers	—	—	—
Government Bond Fund
Total Brokerage Commissions	—	—	—
Brokerage Commissions to Affiliated Broker/Dealers	—	—	—
High Yield Fund
Total Brokerage Commissions	17,955	18,922	33,677
Brokerage Commissions to Affiliated Broker/Dealers	—	—	—
Income Fund
Total Brokerage Commissions	2,619	6,510	7,017
Brokerage Commissions to Affiliated Broker/Dealers	—	—	—
Inflation Managed Bond Fund
Total Brokerage Commissions	—	—	—
Brokerage Commissions to Affiliated Broker/Dealers	—	—	—
Limited Duration Bond Fund
Total Brokerage Commissions	—	—	—
Brokerage Commissions to Affiliated Broker/Dealers	—	—	—
Mortgage-Backed Securities Fund
Total Brokerage Commissions	—	—	—
Brokerage Commissions to Affiliated Broker/Dealers	—	—	—
Short Duration Bond Fund
Total Brokerage Commissions	—	—	—
Brokerage Commissions to Affiliated Broker/Dealers	—	—	—
Part I - 32

	Fiscal Year Ended
Fund	February 29, 2016	February 28, 2017	February 28, 2018
Short Duration Core Plus Fund
Total Brokerage Commissions	$ —	$ —	$ 5,101
Brokerage Commissions to Affiliated Broker/Dealers	—	—	—
Strategic Income Opportunities Fund
Total Brokerage Commissions	1,062,541	492,639	869,640
Brokerage Commissions to Affiliated Broker/Dealers	3,731	—	—
Total Return Fund
Total Brokerage Commissions	17,831	15,417	30,415
Brokerage Commissions to Affiliated Broker/Dealers	—	—	—
Unconstrained Debt Fund
Total Brokerage Commissions	195,493	305,791	215,777
Brokerage Commissions to Affiliated Broker/Dealers	—	—	—
For a more complete discussion, see the “Portfolio Transactions” section in Part II of this SAI.
Broker Research
For the fiscal year ended February 28, 2018, the Adviser allocated brokerage commissions to brokers who provided broker research including third party research for the Funds as follows:
Fund Name	Amount
Core Bond Fund	$0
Core Plus Bond Fund	0
Corporate Bond Fund	0
Emerging Markets Corporate Debt Fund	0
Emerging Markets Debt Fund	0
Government Bond Fund	0
High Yield Fund	0
Income Fund	0
Inflation Managed Bond Fund	0
Limited Duration Bond Fund	0
Mortgage-Backed Securities Fund	0
Short Duration Bond Fund	0
Short Duration Core Plus Fund	0
Strategic Income Opportunities Fund	0
Total Return Fund	0
Unconstrained Debt Fund	0
Securities of Regular Broker-Dealers
As of February 28, 2018, certain Funds owned securities of their regular broker-dealers (or parents) as shown below (amounts in thousands):
Fund	Name of Broker-Dealer	Value of Securities Owned (000's)
Core Bond Fund	ABN AMRO Inc.	$ 21,133
	Bank of America Corporation	208,993
	Barclays Capital Inc.	37,284
	Citigroup Global Markets Inc.	134,803
	Credit Suisse First Boston LLC	48,946
	Deutsche Bank AG	23,776
	Goldman Sachs and Company	217,760
	HSBC Securities Inc.	88,079
	Morgan Stanley	182,797
	Royal Bank of Scotland Group	6,117
	UBS Financial Services Inc.	18,926
Part I - 33

Fund	Name of Broker-Dealer	Value of Securities Owned (000's)
Core Plus Bond Fund	ABN AMRO Inc.	$ 19,200
	Bank of America Corporation	73,198
	Barclays Capital Inc.	3,954
	Citigroup Global Markets Inc.	22,743
	Credit Suisse First Boston LLC	37,981
	Deutsche Bank AG	1,887
	Goldman Sachs and Company	80,542
	HSBC Securities Inc.	62,727
	Lehman Brothers Inc.	62
	Morgan Stanley	51,195
	Royal Bank of Scotland Group	19,335
	UBS Financial Services Inc.	43,920
Corporate Bond Fund	ABN AMRO Inc.	2,723
	Bank of America Corporation	31,280
	Barclays Capital Inc.	7,671
	Citigroup Global Markets Inc.	16,395
	Credit Suisse First Boston LLC	8,117
	Deutsche Bank AG	4,181
	Goldman Sachs and Company	30,602
	HSBC Securities Inc.	13,991
	Morgan Stanley	20,126
	UBS Financial Services Inc.	6,969
High Yield Fund	Bank of America Corporation	13,279
	Barclays Capital Inc.	5,093
	Citigroup Global Markets Inc.	5,638
	Royal Bank of Scotland Group	103,785
Income Fund	Bank of America Corporation	212
	Citigroup Global Markets Inc.	211
	Credit Suisse First Boston LLC	485
	Goldman Sachs and Company	97
	HSBC Securities Inc.	457
	UBS Financial Services Inc.	276
Inflation Managed Bond Fund	ABN AMRO Inc.	2,073
	Bank of America Corporation	9,574
	Barclays Capital Inc.	1,207
	Citigroup Global Markets Inc.	5,969
	Credit Suisse First Boston LLC	1,351
	Deutsche Bank AG	1,112
	Goldman Sachs and Company	10,119
	HSBC Securities Inc.	3,864
	Morgan Stanley	9,925
	UBS Financial Services Inc.	197
Limited Duration Bond Fund	Bank of America Corporation	1,976
	Barclays Capital Inc.	3,140
	Citigroup Global Markets Inc.	7,096
	Goldman Sachs and Company	4,001
	HSBC Securities Inc.	4,017
	Morgan Stanley	4,353
Short Duration Bond Fund	ABN AMRO Inc.	8,381
	Bank of America Corporation	60,799
	Barclays Capital Inc.	6,653
	Citigroup Global Markets Inc.	33,407
	Credit Suisse First Boston LLC	15,463
	Deutsche Bank AG	13,209
	Goldman Sachs and Company	59,478
	HSBC Securities Inc.	19,748
	Morgan Stanley	57,984
	UBS Financial Services Inc.	16,121
Part I - 34

Fund	Name of Broker-Dealer	Value of Securities Owned (000's)
Short Duration Core Plus Fund	ABN AMRO Inc.	$ 197
	Bank of America Corporation	776
	Barclays Capital Inc.	197
	Citigroup Global Markets Inc.	659
	Credit Suisse First Boston LLC	250
	Goldman Sachs and Company	1,078
	HSBC Securities Inc.	604
	Morgan Stanley	853
	UBS Financial Services Inc.	404
Strategic Income Opportunities Fund	ABN AMRO Inc.	23,315
	Bank of America Corporation	16,086
	Barclays Capital Inc.	2,075
	Citigroup Global Markets Inc.	65,901
	HSBC Securities Inc.	80,996
	Merrill Lynch & Co. Inc.	36,000
Total Return Fund	Bank of America Corporation	6,927
	Barclays Capital Inc.	3,693
	Citigroup Global Markets Inc.	9,808
	Credit Suisse First Boston LLC	2,575
	Deutsche Bank AG	3,968
	Goldman Sachs and Company	8,668
	HSBC Securities Inc.	8,614
	Lehman Brothers Inc.	90
	Merrill Lynch & Co. Inc.	2,000
	Morgan Stanley	5,192
	Royal Bank of Scotland Group	1,980
	UBS Financial Services Inc.	1,956
Unconstrained Debt Fund	Bank of America Corporation	15,972
	Barclays Capital Inc.	2,404
	Citigroup Global Markets Inc.	18,900
	Credit Suisse First Boston LLC	10,383
	Goldman Sachs and Company	25,267
	HSBC Securities Inc.	6,344
	Morgan Stanley	15,265
	Royal Bank of Scotland Group	1,986
	UBS Financial Services Inc.	18,554
For a more complete discussion, see the “Portfolio Transactions” section in Part II of this SAI.
FINANCIAL INTERMEDIARIES
Other Cash Compensation Payments
During the fiscal year ended February 28, 2018, JPMIM, Security Capital Research & Management Incorporated (SCR&M) and JPMAAM paid approximately $251,869,750, $13,413 and $102,129 respectively for all of the J.P. Morgan Funds pursuant to written agreements with Financial Intermediaries (including both FINRA members and non-members) including written agreements for sub-transfer agency and/or omnibus accounting services (collectively, “Omnibus Sub-Accounting”) and networking. For a more complete discussion, see the “Additional Compensation to Financial Intermediaries” section in Part II of this SAI.
Finders’ Fee Commissions
Financial Intermediaries who sell $500,000 or more of Class A Shares in the aggregate of certain J.P. Morgan Income Funds or $1 million or more of Class A Shares in the aggregate of the J.P. Morgan Equity Funds, the J.P. Morgan Specialty Funds, the J.P. Morgan International Funds, the J.P. Morgan Investor Funds, the JPMorgan SmartRetirement Funds, the other J.P. Morgan Income Funds and certain other J.P. Morgan Funds (collectively, “Qualifying Funds”) may receive finders’ fees.
Part I - 35

With respect to sales of the Mortgage-Backed Securities Fund, such fees are paid in accordance with the following schedule:
Amount of Purchases	Finder’s Fees
$1,000,000 – $9,999,999*	0.50%
$10,000,000 or more	0.25%
*	If the total sale of Class A Shares of Qualifying Funds is $1,000,000 or more but the amount of the sale applicable to the Mortgage-Backed Securities Fund, is less than $1,000,000, the Financial Intermediary will receive a finder’s fee equal to 0.50% of the sale of the Class A Shares of the Mortgage Backed Securities Fund. The Finders’ Fee Schedule for other Qualifying Funds can be found in the Statement of Additional Information for such Qualifying Funds.
With respect to sales of the Limited Duration Bond Fund, Short Duration Bond Fund and Short Duration Core Plus Fund, such fees are paid in accordance with the following schedule:
Amount of Purchases	Finder’s Fees
$250,000 – $3,999,999*	0.75%
$4,000,000 – $9,999,999	0.50%
$10,000,000 or more	0.25%
*	If the total sale of Class A Shares of Qualifying Funds is $250,000 or more but the amount of the sale applicable to the Limited Duration Bond Fund, Short Duration Bond Fund or Short Duration Core Plus is less than $250,000, the Financial Intermediary will receive a finder’s fee equal to 0.75% of the sale of the Class A Shares of the Limited Duration Bond Fund, Short Duration Bond Fund or Short Duration Core Plus Fund. The Finders’ Fee Schedule for other Qualifying Funds can be found in the Statement of Additional Information for such Qualifying Funds.
With respect to sales of the other Income Funds, such fees are paid in accordance with the following schedule:
Amount of Purchases	Finder’s Fees
$1,000,000 – $3,999,999*	0.75%
$4,000,000 – $49,999,999	0.50%
$50,000,000 or more	0.25%
*	If the total sale of Class A Shares of Qualifying Funds is $1,000,000 or more but the amount of the sale applicable to a Fund (other than Class A Shares of the Limited Duration Bond Fund, Mortgage-Backed Securities Fund, Short Duration Bond Fund and Short Duration Core Plus Fund) is less than $1,000,000, the Financial Intermediary will receive a finder’s fee equal to 0.75% of the sale of the Class A Shares of the Fund (other than the Limited Duration Bond Fund, Mortgage-Backed Securities Fund, Short Duration Bond Fund and Short Duration Core Plus Fund). The Finders’ Fee Schedule for other Qualifying Funds can be found in the Statement of Additional Information for such Qualifying Funds.
The Distributor may also pay Financial Intermediaries a finder’s fee commission on sales of Class A Shares to certain defined contribution plans.
If a plan redeems the shares of certain Funds for which a finder’s fee has been paid within 18 months of the purchase date (12 months for Class A Shares of the Market Expansion Enhanced Index Fund and Mortgage-Backed Securities Fund), no CDSC is charged. However, JPMDS reserves the right to reclaim the finder’s fee paid to the Financial Intermediary. JPMDS reserves the right to alter or change the finder’s fee policy on these plans at any time at its own discretion.
Finders’ Fees Paid By Distributor
For the fiscal year ended February 28, 2018, JPMDS paid approximately $12,149,692 in finders’ fees for all J.P. Morgan Funds. For a more complete discussion, see the “Additional Cash Compensation to Financial Intermediaries” section in Part II of this SAI.
TAX MATTERS
Capital Loss Carryforwards
Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), net capital losses recognized by the Funds after February 28, 2011, are carried forward indefinitely and retain their character as short-term and/or long-term losses. Prior to the 2010 Act, net capital losses incurred by the Funds were carried forward eight years and treated as short-term losses. The 2010 Act requires that net capital losses after February 28, 2011 be used before any prior net capital losses.
Part I - 36

For Federal income tax purposes, the following Funds had capital loss carryforwards for the fiscal year ended February 28, 2018 (amounts in thousands) incurred prior to the enactment of the 2010 Act:
Fund		Capital Loss Carryforwards	Expiration Date
Limited Duration Bond Fund		$6,963	2/28/2019
	Remaining	$6,963
As of February 28, 2018, the following Funds had net capital loss carryforwards (amounts in thousands) incurred after enactment of the 2010 Act:
	Capital Loss Carryforward Character
Fund	Short-Term	Long-Term
Core Bond Fund	$ —	$ —
Core Plus Bond Fund	—	7,964
Corporate Bond Fund	—	—
Emerging Markets Corporate Debt Fund	—	—
Emerging Markets Debt Fund	159,731	13,527
Government Bond Fund	1,396	518
High Yield Fund	24,434	310,641
Income Fund	881	1,128
Inflation Managed Bond Fund	39,231	—
Limited Duration Bond Fund	—	11,375
Mortgage-Backed Securities Fund	401	1,613
Short Duration Bond Fund	7,416	—
Short Duration Core Plus Fund	3,287	10,998
Strategic Income Opportunities Fund	76,904	491,890
Total Return Fund	137	871
Unconstrained Debt Fund	19,592	45,778
PORTFOLIO HOLDINGS DISCLOSURE
A list of the entities that receive the Funds’ portfolio holdings information, the frequency with which it is provided to them and the length of the lag between the date of the information and the date it is disclosed is provided below:
All Funds
Bloomberg LP	Monthly	30 days after month end
Factset	Monthly	5 days after month end
JPMorgan Chase & Co.	Monthly	30 days after month end
Lipper, Inc.	Monthly	30 days after month end
MorningStar Inc.	Monthly	30 days after month end
The McGraw Hill Companies — Standard & Poor’s Corporation	Monthly	30 days after month end
Vickers Stock Research Corp.	Monthly	30 days after month end
Core Bond Fund
Advisor Edge/Roger Casey	Quarterly	30 days after quarter end
Jeffrey Slocum & Associates	Quarterly	30 days after quarter end
Wells Fargo Wealth Management	Quarterly	30 days after quarter end
Raymond James	Quarterly	10 days after quarter end
Lockwood Advisors	Quarterly	30 days after quarter end
Akzo Nobel	Monthly	30 days after month end
UBS	Monthly	30 days after month end
Wilshire Associates	Monthly	5 days after quarter end
Government Bond Fund
Lockwood Advisors	Quarterly	30 days after quarter end
PB Manager Selection	Monthly	30 days after month end
RFP Fixed Income US	Quarterly	30 days after quarter end
High Yield Fund
Lockwood Advisors	Quarterly	30 days after quarter end
Wells Fargo Wealth Management	Quarterly	30 days after quarter end
Part I - 37

PSN & MorningStar	Quarterly	10 days after quarter end
Short Duration Bond Fund
Joint Commission on Accreditation of Healthcare Organizations	Quarterly	30 days after quarter end
Lockwood Advisors	Quarterly	30 days after quarter end
St. Lawrence University	Monthly	30 days after month end
University Hospitals	Monthly	30 days after month end
California Institute of Technology	Monthly	10 days after month end
Common Fund	Monthly	5 days after month end
Wilshire Associates	Monthly	3 days after month end
Strategic Income Opportunities Fund
Wells Fargo Wealth Management	Quarterly	10 days after quarter end
Wilshire Associates	Monthly	3 days after month end
Texas Treasury Safekeeping Trust Company	Monthly	30 days after month end
Bank of New York Mellon	Monthly	30 days after month end
Unconstrained Debt Fund
Nestle USA	Monthly	8 days after month end
For a more complete discussion, see the “Portfolio Holdings Disclosure” section in Part II of this SAI.
SHARE OWNERSHIP
Trustees and Officers. As of December 31, 2017, the officers and Trustees, as a group, owned less than 1% of the shares of any class of each Fund.
Principal Holders. As of May 31, 2018, the persons who owned of record, or were known by the Trusts to own beneficially, 5% or more of the outstanding shares of any class of the Funds included in this SAI are shown in Attachment I-A.
FINANCIAL STATEMENTS
The Financial Statements of the Funds are incorporated by reference into this SAI. The Financial Statements for the fiscal year ended February 28, 2018 have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm to the Funds, as indicated in its reports with respect thereto, and are incorporated herein by reference in reliance on the report of said firm, given on the authority of said firm as experts in accounting and auditing. These Financial Statements are available without charge upon request by calling J.P. Morgan Funds Services at 1-800-480-4111.
Part I - 38

Attachment I-A
PRINCIPAL SHAREHOLDERS
Persons owning 25% or more of the outstanding shares of a Fund may be presumed to “control” (as that term is defined in the 1940 Act) the Fund. As a result, those persons may have the ability to control the outcome on any matter requiring the approval of shareholders of the Fund.
Name of Fund	Name and Address of Shareholder	Percentage Held
JPMORGAN CORE BOND FUND
CLASS A SHARES	J. P. MORGAN SECURITIES LLC* FOR EXCLUSIVE BENEFIT OF CUSTOMERS 4 CHASE METROTECH CTR BROOKLYN NY 11245-0003	22.07%

	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3729	16.87%

	NATIONAL FINANCIAL SERVICES LLC FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD ATTN MUTUAL FUNDS DEPT 4TH FLOOR JERSEY CITY NJ 07310-1995	11.71%

	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR EXCLUSIVE BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1905	6.43%

	PERSHING LLC P.O. BOX 2052 JERSEY CITY NJ 07303-2052	6.28%

	MLPF&S 4800 DEER LAKE DRIVE EAST 2ND FLR JACKSONVILLE FL 32246-6484	5.92%

CLASS C SHARES	J. P. MORGAN SECURITIES LLC* FOR EXCLUSIVE BENEFIT OF CUSTOMERS 4 CHASE METROTECH CTR BROOKLYN NY 11245-0003	49.60%

	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET STREET ST LOUIS MO 63103-2523	10.92%
Part I - 39

Name of Fund	Name and Address of Shareholder	Percentage Held

	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS ATTN COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	5.56%

	MERRILL LYNCH PIERCE FENNER & SMITH INC FOR THE SOLE BENEFIT OF CUSTOMERS SEC# 9EHM5 4800 DEER LAKE DR EAST JACKSONVILLE FL 32246-6484	5.35%

	PERSHING LLC P.O. BOX 2052 JERSEY CITY NJ 07303-2052	5.33%

CLASS I SHARES	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET STREET ST LOUIS MO 63103-2523	23.69%

	NATIONAL FINANCIAL SERVICES LLC FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	21.35%

	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091	12.29%

	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1905	5.96%

	CHARLES SCHWAB & CO INC SPECIAL CUSTODY A/C FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN STREET SAN FRANCISCO CA 94105-1905	5.63%
Part I - 40

Name of Fund	Name and Address of Shareholder	Percentage Held

CLASS R2 SHARES	HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT ATTN UIT OPERATIONS PO BOX 2999 HARTFORD CT 06104-2999	30.09%

	STATE STREET BANK & TRUST AS TRUSTEE AND/OR CUSTODIAN FBO ADP ACCESS PRODUCT 1 LINCOLN ST FL 1 BOSTON MA 02111-2900	18.04%

	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	12.99%

	NABANK & CO. PO BOX 2180 TULSA OK 74101-2180	11.47%

	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR EAST 2ND FL JACKSONVILLE FL 32246-6484	8.77%

CLASS R3 SHARES	STATE STREET BANK & TRUST AS TRUSTEE AND/OR CUSTODIAN FBO ADP ACCESS PRODUCT 1 LINCOLN ST FL 1 BOSTON MA 02111-2900	77.97%

	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	9.88%

	GREAT-WEST TRUST COMPANY LLC TTEE F EMPLOYEE BENEFITS CLIENTS 401K 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	8.08%

CLASS R4 SHARES	PIMS/PRUDENTIAL RETIREMENT AS NOMINEE FOR THE TTEE/CUST PL 007 MONEY PURCHASE PENSION PLAN OF PO BOX 829 300 SINGLETON RIDGE RD CONWAY SC 29526-9142	47.76%
Part I - 41

Name of Fund	Name and Address of Shareholder	Percentage Held

	PIMS/PRUDENTIAL RETIREMENT AS NOMINEE FOR THE TTEE/CUST PL 007 CONWAY MEDICAL CENTER 403B NON- PO BOX 829 300 SINGLETON RIDGE RD CONWAY SC 29526-9142	37.81%

	ASCENSUS TRUST COMPANY FBO SCARAN OIL SERVICES CO., INC. 401K PO BOX 10758 FARGO ND 58106-0758	7.55%

CLASS R5 SHARES	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	26.08%

	DCGT TRUSTEE & OR CUSTODIAN FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS ATTN NPIO TRADE DESK 711 HIGH ST DES MOINES IA 50392-0001	24.87%

	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	12.47%

	JOHN HANCOCK TRUST COMPANY LLC 690 CANTON ST STE 100 WESTWOOD MA 02090-2324	8.23%

	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1905	5.45%

CLASS R6 SHARES	J. P. MORGAN SECURITIES LLC* FOR EXCLUSIVE BENEFIT OF CUSTOMERS 4 CHASE METROTECH CTR BROOKLYN NY 11245-0003	17.89%

	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3729	11.50%
Part I - 42

Name of Fund	Name and Address of Shareholder	Percentage Held

	JPMIM AS AGENT FOR* JPMORGAN SMARTRETIREMENT 2025 FUND ATTN CLIENT SERVICES 500 STANTON CHRISTIANA RD DE3-3650 NEWARK DE 19713-2105	8.38%

	JPMIM AS AGENT FOR* JPMORGAN SMARTRETIREMENT 2020 FUND ATTN CLIENT SERVICES 500 STANTON CHRISTIANA RD DE3-3650 NEWARK DE 19713-2105	8.21%

	JPMIM AS AGENT FOR* JPMORGAN SMARTRETIREMENT 2030 FUND ATTN CLIENT SERVICES 500 STANTON CHRISTIANA RD DE3-3650 NEWARK DE 19713-2105	7.20%

	JPMIM AS AGENT FOR* JPMORGAN INVESTOR CONSERVATIVE GROWTH FUND ATTN CLIENT SERVICES 500 STANTON CHRISTIANA RD DE3-3650 NEWARK DE 19713-2105	5.40%

	JPMIM AS AGENT FOR* JPMORGAN SMARTRETIREMENT INCOME FUND ATTN CLIENT SERVICES 500 STANTON CHRISTIANA RD DE3-3650 NEWARK DE 19713-2105	5.08%

	JPMIM AS AGENT FOR* JPMORGAN INVESTOR BALANCED FUND ATTN CLIENT SERVICES 500 STANTON CHRISTIANA RD DE3-3650 NEWARK DE 19713-2105	5.06%
JPMORGAN CORE PLUS BOND FUND
CLASS A SHARES	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3729	24.05%

	NATIONAL FINANCIAL SERVICES LLC FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD ATTN MUTUAL FUNDS DEPT 4TH FLOOR JERSEY CITY NJ 07310-1995	18.58%
Part I - 43

Name of Fund	Name and Address of Shareholder	Percentage Held

	J. P. MORGAN SECURITIES LLC* FOR EXCLUSIVE BENEFIT OF CUSTOMERS 4 CHASE METROTECH CTR BROOKLYN NY 11245-0003	10.82%

	PERSHING LLC P.O. BOX 2052 JERSEY CITY NJ 07303-2052	8.00%

	GREAT-WEST TRUST CO LLC TTEE C FBO GREAT WEST IRA ADVANTAGE C/O FASCORE LLC 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	7.39%

CLASS C SHARES	J. P. MORGAN SECURITIES LLC* FOR EXCLUSIVE BENEFIT OF CUSTOMERS 4 CHASE METROTECH CTR BROOKLYN NY 11245-0003	55.07%

	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3729	9.05%

	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS ATTN COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	7.94%

	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET STREET ST LOUIS MO 63103-2523	6.96%

CLASS I SHARES	NATIONAL FINANCIAL SERVICES LLC FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	25.13%

	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1905	10.42%
Part I - 44

Name of Fund	Name and Address of Shareholder	Percentage Held

	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091	10.30%

	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	8.58%

	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR EAST 2ND FL JACKSONVILLE FL 32246-6484	7.16%

	PERSHING LLC P.O. BOX 2052 JERSEY CITY NJ 07303-2052	6.65%

	J. P. MORGAN SECURITIES LLC* FOR EXCLUSIVE BENEFIT OF CUSTOMERS 4 CHASE METROTECH CTR BROOKLYN NY 11245-0003	5.41%

	TD AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS PO BOX 2226 OMAHA NE 68103-2226	5.07%

CLASS L SHARES	NATIONAL FINANCIAL SERVICES LLC FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	25.59%

	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1905	21.63%

	DCGT TRUSTEE & OR CUSTODIAN FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS ATTN NPIO TRADE DESK 711 HIGH ST DES MOINES IA 50392-0001	6.57%
Part I - 45

Name of Fund	Name and Address of Shareholder	Percentage Held

CLASS R2 SHARES	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR EAST 2ND FL JACKSONVILLE FL 32246-6484	37.20%

	DCGT TRUSTEE & OR CUSTODIAN FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS ATTN NPIO TRADE DESK 711 HIGH ST DES MOINES IA 50392-0001	22.95%

	GREAT-WEST TRUST COMPANY LLC FBO EMPLOYEE BENEFITS CLIENTS 401K 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111-5002	9.63%

CLASS R3 SHARES	NATIONWIDE TRUST COMPANY FSB C/O IPO PORTFOLIO ACCOUNTING PO BOX 182029 COLUMBUS OH 43218-2029	62.20%

	DCGT AS TTEE AND/OR CUST FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS ATTN NPIO TRADE DESK 711 HIGH ST DES MOINES IA 50392-0001	20.48%

	GREAT-WEST TRUST COMPANY LLC TTEE F EMPLOYEE BENEFITS CLIENTS 401K 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	11.00%

CLASS R4 SHARES	GREAT-WEST TRUST COMPANY LLC TTEE F EMPLOYEE BENEFITS CLIENTS 401K 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	46.36%

	DCGT AS TTEE AND/OR CUST FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS ATTN NPIO TRADE DESK 711 HIGH ST DES MOINES IA 50392-0001	40.61%
Part I - 46

Name of Fund	Name and Address of Shareholder	Percentage Held

	TIAA, FSB CUST/TTEE FBO: RETIREMENT PLANS FOR WHICH TIAA ACTS AS RECORDKEEPER ATTN: TRUST OPERATIONS 211 N BROADWAY STE 1000 SAINT LOUIS MO 63102-2748	6.48%

CLASS R5 SHARES	JOHN HANCOCK TRUST COMPANY LLC 690 CANTON ST STE 100 WESTWOOD MA 02090-2324	70.26%

	NATIONWIDE TRUST COMPANY FSB C/O IPO PORTFOLIO ACCOUNTING PO BOX 182029 COLUMBUS OH 43218-2029	25.51%

CLASS R6 SHARES	J. P. MORGAN SECURITIES LLC* FOR EXCLUSIVE BENEFIT OF CUSTOMERS 4 CHASE METROTECH CTR BROOKLYN NY 11245-0003	15.52%

	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3729	9.76%

	JPMIM AS AGENT FOR* JPMORGAN SMARTRETIREMENT 2025 FUND ATTN CLIENT SERVICES 500 STANTON CHRISTIANA RD DE3-3650 NEWARK DE 19713-2105	8.55%

	JPMIM AS AGENT FOR* JPMORGAN SMARTRETIREMENT 2020 FUND ATTN CLIENT SERVICES 500 STANTON CHRISTIANA RD DE3-3650 NEWARK DE 19713-2105	8.39%

	JPMIM AS AGENT FOR* JPMORGAN SMARTRETIREMENT 2030 FUND ATTN CLIENT SERVICES 500 STANTON CHRISTIANA RD DE3-3650 NEWARK DE 19713-2105	7.39%

	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	5.64%
Part I - 47

Name of Fund	Name and Address of Shareholder	Percentage Held

	JPMIM AS AGENT FOR* JPMORGAN SMARTRETIREMENT INCOME FUND ATTN CLIENT SERVICES 500 STANTON CHRISTIANA RD DE3-3650 NEWARK DE 19713-2105	5.19%
JPMORGAN CORPORATE BOND FUND
CLASS A SHARES	NATIONAL FINANCIAL SERVICES LLC FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD ATTN MUTUAL FUNDS DEPT 4TH FLOOR JERSEY CITY NJ 07310-1995	23.08%

	PERSHING LLC P.O. BOX 2052 JERSEY CITY NJ 07303-2052	12.90%

	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3729	7.47%

	TD AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS PO BOX 2226 OMAHA NE 68103-2226	7.28%

	J. P. MORGAN SECURITIES LLC* FOR EXCLUSIVE BENEFIT OF CUSTOMERS 4 CHASE METROTECH CTR BROOKLYN NY 11245-0003	5.57%

	WRIGHT - ESSA BANK & TRUST FBO ESSA BANK 744MAIN STREET EAST STROUDSBURG PA 18360-2268	5.02%

CLASS C SHARES	J. P. MORGAN SECURITIES LLC* FOR EXCLUSIVE BENEFIT OF CUSTOMERS 4 CHASE METROTECH CTR BROOKLYN NY 11245-0003	59.23%

	PERSHING LLC P.O. BOX 2052 JERSEY CITY NJ 07303-2052	21.87%

	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3729	7.59%
Part I - 48

Name of Fund	Name and Address of Shareholder	Percentage Held

CLASS I SHARES	J. P. MORGAN SECURITIES LLC* FOR EXCLUSIVE BENEFIT OF CUSTOMERS 4 CHASE METROTECH CTR BROOKLYN NY 11245-0003	72.91%

	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091	15.54%

CLASS R6 SHARES	J. P. MORGAN SECURITIES LLC* FOR EXCLUSIVE BENEFIT OF CUSTOMERS 4 CHASE METROTECH CTR BROOKLYN NY 11245-0003	88.70%

	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3729	11.25%
JPMORGAN EMERGING MARKETS CORPORATE DEBT FUND
CLASS A SHARES	J. P. MORGAN SECURITIES LLC* FOR EXCLUSIVE BENEFIT OF CUSTOMERS 4 CHASE METROTECH CTR BROOKLYN NY 11245-0003	76.30%

	NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD ATTN MUTUAL FUNDS DEPT 4TH FLOOR JERSEY CITY NJ 07310-1995	14.85%

CLASS C SHARES	J. P. MORGAN SECURITIES LLC* FOR EXCLUSIVE BENEFIT OF CUSTOMERS 4 CHASE METROTECH CTR BROOKLYN NY 11245-0003	56.81%

	JP MORGAN INVESTMENT MGMT* ATTN LOREN STRIFE OH1-0185 1111 POLARIS PKWY COLUMBUS OH 43240-2031	43.19%

CLASS I SHARES	JPMORGAN INVESTMENT MANAGEMENT INC* DEFERRED COMPENSATION PLAN FBO PARTICIPANTS ATTN SARAH MASON 1111 POLARIS PKWY OH1-0185 COLUMBUS OH 43240-2031	36.29%
Part I - 49

Name of Fund	Name and Address of Shareholder	Percentage Held

	NATIONAL FINANCIAL SERV CORP FOR THE EXCL BEN OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	32.09%

	PERSHING LLC PO BOX 2052 JERSEY CITY NJ 07303-2052	20.71%

	J. P. MORGAN SECURITIES LLC* FOR EXCLUSIVE BENEFIT OF CUSTOMERS 4 CHASE METROTECH CTR BROOKLYN NY 11245-0003	10.45%

CLASS R6 SHARES	BLUE CROSS OF CALIFORNIA ATTN: WES GRAY 120 MONUMENT CIRCLE INDIANAPOLIS IN 46204-4902	54.03%

	HEALTHKEEPERS, INC. ATTN: WES GRAY 120 MONUMENT CIRCLE INDIANAPOLIS IN 46204-4906	35.07%

	BLUE CROSS OF CALIFORNIA PARTNERSHIP PLAN INC ATTN: WES GRAY 120 MONUMENT CIRCLE INDIANAPOLIS IN 46204-4906	10.90%
JPMORGAN EMERGING MARKETS DEBT FUND
CLASS A SHARES	J. P. MORGAN SECURITIES LLC* FOR EXCLUSIVE BENEFIT OF CUSTOMERS 4 CHASE METROTECH CTR BROOKLYN NY 11245-0003	30.85%

	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA TWO FL 3 JERSEY CITY NJ 07311	12.12%

	NATIONAL FINANCIAL SERVICES LLC FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD ATTN MUTUAL FUNDS DEPT 4TH FLOOR JERSEY CITY NJ 07310-1995	9.21%

	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3729	8.66%
Part I - 50

Name of Fund	Name and Address of Shareholder	Percentage Held

	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET STREET ST LOUIS MO 63103-2523	8.31%

	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	7.88%

	TD AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS PO BOX 2226 OMAHA NE 68103-2226	5.64%

CLASS C SHARES	J. P. MORGAN SECURITIES LLC* FOR EXCLUSIVE BENEFIT OF CUSTOMERS 4 CHASE METROTECH CTR BROOKLYN NY 11245-0003	27.12%

	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET STREET ST LOUIS MO 63103-2523	21.94%

	PERSHING LLC P.O. BOX 2052 JERSEY CITY NJ 07303-2052	12.19%

	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS ATTN COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	7.78%

	NATIONAL FINANCIAL SERVICES LLC FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD ATTN MUTUAL FUNDS DEPT 4TH FLOOR JERSEY CITY NJ 07310-1995	5.78%

	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA TWO FL 3 JERSEY CITY NJ 07311	5.65%
Part I - 51

Name of Fund	Name and Address of Shareholder	Percentage Held

CLASS I SHARES	J. P. MORGAN SECURITIES LLC* FOR EXCLUSIVE BENEFIT OF CUSTOMERS 4 CHASE METROTECH CTR BROOKLYN NY 11245-0003	20.78%

	NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	20.69%

	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA TWO FL 3 JERSEY CITY NJ 07311	14.06%

	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1905	9.74%

	TD AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS PO BOX 2226 OMAHA NE 68103-2226	9.21%

	PERSHING LLC P.O. BOX 2052 JERSEY CITY NJ 07303-2052	6.54%

	UBS WM USA OMNI ACCOUNT M/F SPEC CDY A/C EBOC UBSFSI 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	6.04%

CLASS R5 SHARES	NABANK & CO. PO BOX 2180 TULSA OK 74101-2180	92.40%

	MID ATLANTIC TRUST COMPANY FBO HUTCHINSON SALT COMPANY INC RETIR 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228	5.34%
Part I - 52

Name of Fund	Name and Address of Shareholder	Percentage Held

CLASS R6 SHARES	JPMIM AS AGENT FOR* JPMORGAN SMARTRETIREMENT 2020 FUND ATTN CLIENT SERVICES 500 STANTON CHRISTIANA RD DE3-3650 NEWARK DE 19713-2105	11.01%

	JPMIM AS AGENT FOR* JPMORGAN SMARTRETIREMENT 2025 FUND ATTN CLIENT SERVICES 500 STANTON CHRISTIANA RD DE3-3650 NEWARK DE 19713-2105	10.24%

	JPMIM AS AGENT FOR* JPMORGAN SMARTRETIREMENT 2030 FUND ATTN CLIENT SERVICES 500 STANTON CHRISTIANA RD DE3-3650 NEWARK DE 19713-2105	9.95%

	JPMIM AS AGENT FOR* JPMORGAN SMARTRETIREMENT 2035 FUND ATTN CLIENT SERVICES 500 STANTON CHRISTIANA RD DE3-3650 NEWARK DE 19713-2105	8.78%

	BLUE CROSS OF CALIFORNIA ATTN: WES GRAY 120 MONUMENT CIRCLE INDIANAPOLIS IN 46204-4902	8.13%

	JPMIM AS AGENT FOR* JPMORGAN SMARTRETIREMENT 2040 FUND ATTN CLIENT SERVICES 500 STANTON CHRISTIANA RD DE3-3650 NEWARK DE 19713-2105	7.98%

	JPMIM AS AGENT FOR* JPMORGAN SMARTRETIREMENT INCOME FUND ATTN CLIENT SERVICES 500 STANTON CHRISTIANA RD DE3-3650 NEWARK DE 19713-2105	5.93%

	JPMIM AS AGENT FOR* JPMORGAN SMARTRETIREMENT 2045 FUND ATTN CLIENT SERVICES 500 STANTON CHRISTIANA RD DE3-3650 NEWARK DE 19713-2105	5.38%
Part I - 53

Name of Fund	Name and Address of Shareholder	Percentage Held

	HEALTHKEEPERS, INC. ATTN: WES GRAY 120 MONUMENT CIRCLE INDIANAPOLIS IN 46204-4906	5.26%
JPMORGAN GOVERNMENT BOND FUND
CLASS A SHARES	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	46.07%

	J. P. MORGAN SECURITIES LLC* FOR EXCLUSIVE BENEFIT OF CUSTOMERS 4 CHASE METROTECH CTR BROOKLYN NY 11245-0003	11.00%

	STATE STREET BANK & TRUST AS TRUSTEE AND/OR CUSTODIAN FBO ADP ACCESS PRODUCT 1 LINCOLN ST FL 1 BOSTON MA 02111-2900	7.48%

CLASS C SHARES	J. P. MORGAN SECURITIES LLC* FOR EXCLUSIVE BENEFIT OF CUSTOMERS 4 CHASE METROTECH CTR BROOKLYN NY 11245-0003	57.30%

	MERRILL LYNCH PIERCE FENNER & SMITH INC FOR THE SOLE BENEFIT OF CUSTOMERS 4800 DEER LAKE DR EAST JACKSONVILLE FL 32246-6484	9.88%

	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	6.00%

	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3729	5.23%

CLASS I SHARES	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	15.59%
Part I - 54

Name of Fund	Name and Address of Shareholder	Percentage Held

	NATIONAL FINANCIAL SERVICES LLC FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	14.44%

	PIMS/PRUDENTIAL RETIREMENT AS NOMINEE FOR THE TTEE/CUST PL 767 THE MGM RESORTS 401(K) SAVINGS 840 GRIER DRIVE LAS VEGAS NV 89119-3778	13.00%

	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	7.68%

	PERSHING LLC P.O. BOX 2052 JERSEY CITY NJ 07303-2052	7.00%

	ATTN MUTUAL FUND ADMINISTRATOR C/O SUNTRUST BANK SEI PRIVATE TRUST COMPANY 1 FREEDOM VALLEY DR OAKS PA 19456-9989	5.97%

	PIMS/PRUDENTIAL RETPLAN NOMINEE TRUSTEE CUSTODIAN 105 TOLL BROS 401K SAVINGS PLAN 250 GIBRALTAR RD HORSHAM PA 19044-2323	5.12%

CLASS R2 SHARES	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	37.23%

	STATE STREET BANK & TRUST AS TRUSTEE AND/OR CUSTODIAN FBO ADP ACCESS PRODUCT 1 LINCOLN ST FL 1 BOSTON MA 02111-2900	22.35%

	DCGT TRUSTEE & OR CUSTODIAN FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS ATTN NPIO TRADE DESK 711 HIGH ST DES MOINES IA 50392-0001	16.55%
Part I - 55

Name of Fund	Name and Address of Shareholder	Percentage Held

CLASS R3 SHARES	STATE STREET BANK & TRUST AS TRUSTEE AND/OR CUSTODIAN FBO ADP ACCESS PRODUCT 1 LINCOLN ST FL 1 BOSTON MA 02111-2900	56.25%

	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	38.83%

CLASS R4 SHARES	NFS LLC FEBO STATE STREET BANK TRUST CO TTEE VARIOUS RETIREMENT PLANS 440 MAMARONECK AVE HARRISON NY 10528-2418	58.53%

	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	23.91%

	STATE STREET BANK & TRUST AS TRUSTEE AND/OR CUSTODIAN FBO ADP ACCESS PRODUCT 1 LINCOLN ST FL 1 BOSTON MA 02111-2900	10.12%

CLASS R6 SHARES	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3729	48.46%

	JPMIM AS AGENT FOR* JPMORGAN INVESTOR CONSERVATIVE GROWTH FUND ATTN CLIENT SERVICES 500 STANTON CHRISTIANA RD DE3-3650 NEWARK DE 19713-2105	18.23%

	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	9.21%
Part I - 56

Name of Fund	Name and Address of Shareholder	Percentage Held

	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	8.02%
JPMORGAN HIGH YIELD FUND
CLASS A SHARES	NATIONAL FINANCIAL SERVICES LLC FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD ATTN MUTUAL FUNDS DEPT 4TH FLOOR JERSEY CITY NJ 07310-1995	27.40%

	J. P. MORGAN SECURITIES LLC* FOR EXCLUSIVE BENEFIT OF CUSTOMERS 4 CHASE METROTECH CTR BROOKLYN NY 11245-0003	17.28%

	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3729	13.28%

	PERSHING LLC P.O. BOX 2052 JERSEY CITY NJ 07303-2052	10.49%

	GREAT-WEST TRUST CO LLC TTEE C FBO GREAT WEST IRA ADVANTAGE C/O FASCORE LLC 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	5.25%

CLASS C SHARES	J. P. MORGAN SECURITIES LLC* FOR EXCLUSIVE BENEFIT OF CUSTOMERS 4 CHASE METROTECH CTR BROOKLYN NY 11245-0003	36.23%

	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS ATTN COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	13.50%

	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET STREET ST LOUIS MO 63103-2523	8.33%
Part I - 57

Name of Fund	Name and Address of Shareholder	Percentage Held

	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA TWO FL 3 JERSEY CITY NJ 07311	6.86%

	PERSHING LLC P.O. BOX 2052 JERSEY CITY NJ 07303-2052	5.59%

	MERRILL LYNCH PIERCE FENNER & SMITH INC FOR THE SOLE BENEFIT OF CUSTOMERS 4800 DEER LAKE DR EAST JACKSONVILLE FL 32246-6484	5.41%

CLASS I SHARES	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET STREET ST LOUIS MO 63103-2523	22.91%

	J. P. MORGAN SECURITIES LLC* FOR EXCLUSIVE BENEFIT OF CUSTOMERS 4 CHASE METROTECH CTR BROOKLYN NY 11245-0003	15.28%

	NATIONAL FINANCIAL SERVICES LLC FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	10.35%

	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1905	6.50%

CLASS R2 SHARES	DCGT TRUSTEE & OR CUSTODIAN FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS ATTN NPIO TRADE DESK 711 HIGH ST DES MOINES IA 50392-0001	25.50%

	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR EAST 2ND FL JACKSONVILLE FL 32246-6484	20.48%
Part I - 58

Name of Fund	Name and Address of Shareholder	Percentage Held

	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	16.91%

	SEI PRIVATE TRUST CO FBO CLINTON UTL BOARD C/O SUNTRUST BANK ID 866 1 FREEDOM VALLEY DR OAKS PA 19456-9989	7.10%

CLASS R3 SHARES	JP MORGAN INVESTMENT MGMT* ATTN LOREN STRIFE OH1-0185 1111 POLARIS PKWY COLUMBUS OH 43240-2031	100.00%

CLASS R4 SHARES	JP MORGAN INVESTMENT MGMT* ATTN LOREN STRIFE OH1-0185 1111 POLARIS PKWY COLUMBUS OH 43240-2031	51.84%

	MATRIX TRUST COMPANY CUST FBO ST IGNACE AREA SCHOOLS 403(B) PLAN 717 17TH ST STE 1300 DENVER CO 80202-3304	30.63%

	MATRIX TRUST COMPANY CUST FBO SEMINOLE STATE COLL OF FLORIDA 403B 717 17TH ST STE 1300 DENVER CO 80202-3304	16.81%

CLASS R5 SHARES	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	34.24%

	WELLS FARGO BANK FBO VARIOUS RETIREMENT PLANS 1525 WEST WT HARRIS BLVD CHARLOTTE NC 28288-1076	24.08%

CLASS R6 SHARES	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3729	12.58%

	J. P. MORGAN SECURITIES LLC* FOR EXCLUSIVE BENEFIT OF CUSTOMERS 4 CHASE METROTECH CTR BROOKLYN NY 11245-0003	11.63%
Part I - 59

Name of Fund	Name and Address of Shareholder	Percentage Held

	JPMIM AS AGENT FOR* JPMORGAN SMARTRETIREMENT 2020 FUND ATTN CLIENT SERVICES 500 STANTON CHRISTIANA RD DE3-3650 NEWARK DE 19713-2105	9.19%

	JPMIM AS AGENT FOR* JPMORGAN SMARTRETIREMENT 2025 FUND ATTN CLIENT SERVICES 500 STANTON CHRISTIANA RD DE3-3650 NEWARK DE 19713-2105	8.94%

	JPMIM AS AGENT FOR* JPMORGAN SMARTRETIREMENT 2030 FUND ATTN CLIENT SERVICES 500 STANTON CHRISTIANA RD DE3-3650 NEWARK DE 19713-2105	7.93%

	JPMIM AS AGENT FOR* JPMORGAN SMARTRETIREMENT INCOME FUND ATTN CLIENT SERVICES 500 STANTON CHRISTIANA RD DE3-3650 NEWARK DE 19713-2105	5.98%

	MAC & CO ATTN MUTUAL FUND OPS PO BOX 3198 525 WILLIAM PENN PLACE PITTSBURGH PA 15230-3198	5.30%

	JPMIM AS AGENT FOR* JPMORGAN SMARTRETIREMENT 2035 FUND ATTN CLIENT SERVICES 500 STANTON CHRISTIANA RD DE3-3650 NEWARK DE 19713-2105	5.27%
JPMORGAN INCOME FUND
CLASS A SHARES	NATIONAL FINANCIAL SERVICES LLC FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD ATTN MUTUAL FUNDS DEPT 4TH FLOOR JERSEY CITY NJ 07310-1995	32.54%
Part I - 60

Name of Fund	Name and Address of Shareholder	Percentage Held

	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1905	30.58%

	J. P. MORGAN SECURITIES LLC* FOR EXCLUSIVE BENEFIT OF CUSTOMERS 4 CHASE METROTECH CTR BROOKLYN NY 11245-0003	23.56%

	PERSHING LLC P.O. BOX 2052 JERSEY CITY NJ 07303-2052	5.87%

CLASS C SHARES	J. P. MORGAN SECURITIES LLC* FOR EXCLUSIVE BENEFIT OF CUSTOMERS 4 CHASE METROTECH CTR BROOKLYN NY 11245-0003	84.58%

CLASS I SHARES	NATIONAL FINANCIAL SERV CORP FOR THE EXCL BEN OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	35.00%

	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091	25.93%

	RBC CAPITAL MARKETS LLC MUTUAL FUND OMNIBUS PROCESSING OMNIBUS ATTN MUTUAL FUND OPS MANAGER 60 S 6TH ST STE 700 # P08 MINNEAPOLIS MN 55402-4413	8.07%

	JPMORGAN INVESTMENT MANAGEMENT INC* DEFERRED COMPENSATION PLAN FBO PARTICIPANTS ATTN SARAH MASON 1111 POLARIS PKWY OH1-0185 COLUMBUS OH 43240-2031	5.25%
Part I - 61

Name of Fund	Name and Address of Shareholder	Percentage Held

CLASS R6 SHARES	JPMIM AS AGENT FOR* JPMORGAN INVESTOR CONSERVATIVE GROWTH FUND ATTN CLIENT SERVICES 500 STANTON CHRISTIANA RD DE3-3650 NEWARK DE 19713-2105	99.92%
JPMORGAN INFLATION MANAGED BOND FUND
CLASS A SHARES	NATIONAL FINANCIAL SERVICES LLC FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD ATTN MUTUAL FUNDS DEPT 4TH FLOOR JERSEY CITY NJ 07310-1995	38.02%

	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1905	18.80%

	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3729	7.44%

	TD AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS PO BOX 2226 OMAHA NE 68103-2226	7.20%

	J. P. MORGAN SECURITIES LLC* FOR EXCLUSIVE BENEFIT OF CUSTOMERS 4 CHASE METROTECH CTR BROOKLYN NY 11245-0003	6.93%

	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA TWO FL 3 JERSEY CITY NJ 07311	5.37%

CLASS C SHARES	NATIONAL FINANCIAL SERVICES LLC FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD ATTN MUTUAL FUNDS DEPT 4TH FLOOR JERSEY CITY NJ 07310-1995	23.99%

	J. P. MORGAN SECURITIES LLC* FOR EXCLUSIVE BENEFIT OF CUSTOMERS 4 CHASE METROTECH CTR BROOKLYN NY 11245-0003	21.68%
Part I - 62

Name of Fund	Name and Address of Shareholder	Percentage Held

	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS ATTN COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	14.78%

	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA TWO FL 3 JERSEY CITY NJ 07311	12.82%

	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3729	5.41%

	PERSHING LLC P.O. BOX 2052 JERSEY CITY NJ 07303-2052	5.40%

CLASS I SHARES	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1905	35.10%

	NATIONAL FINANCIAL SERVICES LLC FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	30.19%

	J. P. MORGAN SECURITIES LLC* FOR EXCLUSIVE BENEFIT OF CUSTOMERS 4 CHASE METROTECH CTR BROOKLYN NY 11245-0003	8.46%

	TD AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS PO BOX 2226 OMAHA NE 68103-2226	7.72%

CLASS R5 SHARES	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	85.76%

	GREAT-WEST TRUST COMPANY LLC TTEE F EMPLOYEE BENEFITS CLIENTS 401K 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	8.13%
Part I - 63

Name of Fund	Name and Address of Shareholder	Percentage Held

CLASS R6 SHARES	JPMIM AS AGENT FOR* JPMORGAN SMARTRETIREMENT 2020 FUND ATTN CLIENT SERVICES 500 STANTON CHRISTIANA RD DE3-3650 NEWARK DE 19713-2105	20.55%

	JPMIM AS AGENT FOR* JPMORGAN SMARTRETIREMENT INCOME FUND ATTN CLIENT SERVICES 500 STANTON CHRISTIANA RD DE3-3650 NEWARK DE 19713-2105	19.52%

	J. P. MORGAN SECURITIES LLC* FOR EXCLUSIVE BENEFIT OF CUSTOMERS 4 CHASE METROTECH CTR BROOKLYN NY 11245-0003	15.98%

	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	9.90%

	MAC & CO ATTN MUTUAL FUND OPS PO BOX 3198 525 WILLIAM PENN PLACE PITTSBURGH PA 15230-3198	7.81%

	JPMIM AS AGENT FOR* JPMORGAN INVESTOR BALANCED FUND ATTN CLIENT SERVICES 500 STANTON CHRISTIANA RD DE3-3650 NEWARK DE 19713-2105	7.53%

	JPMIM AS AGENT FOR* JPMORGAN INVESTOR CONSERVATIVE GROWTH FUND ATTN CLIENT SERVICES 500 STANTON CHRISTIANA RD DE3-3650 NEWARK DE 19713-2105	6.83%
Part I - 64

Name of Fund	Name and Address of Shareholder	Percentage Held

	JPMIM AS AGENT FOR* JPMORGAN SMARTRETIREMENT 2025 FUND ATTN CLIENT SERVICES 500 STANTON CHRISTIANA RD DE3-3650 NEWARK DE 19713-2105	6.00%
JPMORGAN LIMITED DURATION BOND FUND
CLASS A SHARES	NATIONAL FINANCIAL SERVICES LLC FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD ATTN MUTUAL FUNDS DEPT 4TH FLOOR JERSEY CITY NJ 07310-1995	25.94%

	J. P. MORGAN SECURITIES LLC* FOR EXCLUSIVE BENEFIT OF CUSTOMERS 4 CHASE METROTECH CTR BROOKLYN NY 11245-0003	17.83%

	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3729	5.45%

	STIFEL NICOLAUS & CO INC EXCLUSIVE BENEFIT OF CUSTOMERS 501 N BROADWAY SAINT LOUIS MO 63102-2188	5.09%

	GREAT-WEST TRUST CO LLC TTEE C FBO GREAT WEST IRA ADVANTAGE C/O FASCORE LLC 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	5.02%

CLASS C SHARES	J. P. MORGAN SECURITIES LLC* FOR EXCLUSIVE BENEFIT OF CUSTOMERS 4 CHASE METROTECH CTR BROOKLYN NY 11245-0003	14.65%

	NATIONAL FINANCIAL SERVICES LLC FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD ATTN MUTUAL FUNDS DEPT 4TH FLOOR JERSEY CITY NJ 07310-1995	14.24%

	PERSHING LLC P.O. BOX 2052 JERSEY CITY NJ 07303-2052	10.20%
Part I - 65

Name of Fund	Name and Address of Shareholder	Percentage Held

	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET STREET ST LOUIS MO 63103-2523	9.50%

	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	7.07%

	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS ATTN COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	6.78%

	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA TWO FL 3 JERSEY CITY NJ 07311	5.85%

	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3729	5.63%

	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	5.51%

CLASS I SHARES	NATIONAL FINANCIAL SERVICES LLC FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	14.20%

	J. P. MORGAN SECURITIES LLC* FOR EXCLUSIVE BENEFIT OF CUSTOMERS 4 CHASE METROTECH CTR BROOKLYN NY 11245-0003	11.37%

	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1905	11.13%
Part I - 66

Name of Fund	Name and Address of Shareholder	Percentage Held

	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR EAST 2ND FL JACKSONVILLE FL 32246-6484	9.43%

	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA TWO FL 3 JERSEY CITY NJ 07311	8.90%

	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET STREET ST LOUIS MO 63103-2523	7.65%

	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091	6.56%

	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	6.04%

	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS ATTN COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	5.71%

CLASS R6 SHARES	JPMIM AS AGENT FOR* JPMORGAN INVESTOR CONSERVATIVE GROWTH FUND ATTN CLIENT SERVICES 500 STANTON CHRISTIANA RD DE3-3650 NEWARK DE 19713-2105	46.40%

	JPMIM AS AGENT FOR* JPMORGAN INVESTOR BALANCED FUND ATTN CLIENT SERVICES 500 STANTON CHRISTIANA RD DE3-3650 NEWARK DE 19713-2105	31.25%

	J. P. MORGAN SECURITIES LLC* FOR EXCLUSIVE BENEFIT OF CUSTOMERS 4 CHASE METROTECH CTR BROOKLYN NY 11245-0003	7.01%
Part I - 67

Name of Fund	Name and Address of Shareholder	Percentage Held

	JPMIM AS AGENT FOR* JPMORGAN INVESTOR GROWTH AND INCOME ATTN CLIENT SERVICES 500 STANTON CHRISTIANA RD DE3-3650 NEWARK DE 19713-2105	5.69%
JPMORGAN MORTGAGE-BACKED SECURITIES FUND
CLASS A SHARES	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3729	22.46%

	UBS WM USA OMNI ACCOUNT M/F SPEC CDY A/C EBOC UBSFSI 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	19.96%

	NATIONAL FINANCIAL SERVICES LLC FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD ATTN MUTUAL FUNDS DEPT 4TH FLOOR JERSEY CITY NJ 07310-1995	11.45%

	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1905	11.31%

	J. P. MORGAN SECURITIES LLC* FOR EXCLUSIVE BENEFIT OF CUSTOMERS 4 CHASE METROTECH CTR BROOKLYN NY 11245-0003	8.69%

	PERSHING LLC P.O. BOX 2052 JERSEY CITY NJ 07303-2052	6.32%

	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091	5.43%

CLASS C SHARES	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA TWO FL 3 JERSEY CITY NJ 07311	22.73%
Part I - 68

Name of Fund	Name and Address of Shareholder	Percentage Held

	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3729	18.57%

	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091	15.95%

	J. P. MORGAN SECURITIES LLC* FOR EXCLUSIVE BENEFIT OF CUSTOMERS 4 CHASE METROTECH CTR BROOKLYN NY 11245-0003	8.60%

	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET STREET ST LOUIS MO 63103-2523	5.29%

CLASS I SHARES	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091	17.61%

	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1905	16.70%

	NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	8.32%

	PERSHING LLC P.O. BOX 2052 JERSEY CITY NJ 07303-2052	7.31%

	MARIL & CO FBO JD C/O RELIANCE TRUST COMPANY(WI) 480 PILGRIM WAY STE 1000 GREEN BAY WI 54304-5280	6.27%
Part I - 69

Name of Fund	Name and Address of Shareholder	Percentage Held

	J. P. MORGAN SECURITIES LLC* FOR EXCLUSIVE BENEFIT OF CUSTOMERS 4 CHASE METROTECH CTR BROOKLYN NY 11245-0003	6.23%

CLASS R6 SHARES	JPMIM AS AGENT FOR* CLARIAN HEALTH PARTNERS INC ATTN CLIENT SERVICES 1111 POLARIS PKWY # OH1-0084 COLUMBUS OH 43240-2031	15.50%

	JPMIM AS AGENT FOR* NORTH DAKOTA BOARD OF UNIVERSITY AND SCHOOL LANDS ATTN CLIENT SERVICES 1111 POLARIS PKWY # OH1-0084 COLUMBUS OH 43240-2031	12.11%

	SAXON AND CO PO BOX 7780-1888 PHILADELPHIA PA 19182-0001	8.14%

	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3729	6.69%

	JPMIM AS AGENT FOR* THE CARLE FOUNDATION ATTN CLIENT SERVICES 1111 POLARIS PKWY # OH1-0084 COLUMBUS OH 43240-2031	6.52%

	JPMIM AS AGENT FOR* HOSPITAL SISTERS OF ST FRANCIS ATTN CLIENT SERVICES 1111 POLARIS PKWY # OH1-0084 COLUMBUS OH 43240-2031	6.44%

	JPMIM AS AGENT FOR SALT RIVER* PROJECT AG IMPROVEMENT POST RETIREMENT MEDICAL FUND ATTN CLIENT SERVICES 1111 POLARIS PKWY # OH1-0084 COLUMBUS OH 43240-2031	6.06%

	JPMIM AS AGENT FOR ST GEORGE CORP* US FIXED INCOME CORE BOND ATTN CLIENT SERVICES 500 STANTON CHRISTIANA RD FL 2 MAIL CODE DE3-3750 NEWARK DE 19713-2105	6.01%
Part I - 70

Name of Fund	Name and Address of Shareholder	Percentage Held

	MAC & CO C/O THE BANK OF NEW YORK MELLON 500 GRANT ST PITTSBURGH PA 15219-2502	5.74%

	MAC & CO ATTN: MUTUAL FUND OPS 500 GRANT ST PITTSBURGH PA 15219-2502	5.13%
JPMORGAN SHORT DURATION BOND FUND
CLASS A SHARES	NATIONAL FINANCIAL SERVICES LLC FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD ATTN MUTUAL FUNDS DEPT 4TH FLOOR JERSEY CITY NJ 07310-1995	33.24%

	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3729	25.83%

	J. P. MORGAN SECURITIES LLC* FOR EXCLUSIVE BENEFIT OF CUSTOMERS 4 CHASE METROTECH CTR BROOKLYN NY 11245-0003	16.50%

CLASS C SHARES	J. P. MORGAN SECURITIES LLC* FOR EXCLUSIVE BENEFIT OF CUSTOMERS 4 CHASE METROTECH CTR BROOKLYN NY 11245-0003	29.80%

	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3729	12.28%

	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET STREET ST LOUIS MO 63103-2523	10.34%

	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS ATTN COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	8.57%
Part I - 71

Name of Fund	Name and Address of Shareholder	Percentage Held

	NATIONAL FINANCIAL SERVICES LLC FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD ATTN MUTUAL FUNDS DEPT 4TH FLOOR JERSEY CITY NJ 07310-1995	6.52%

	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091	5.85%

	UBS WM USA OMNI ACCOUNT M/F SPEC CDY A/C EBOC UBSFSI 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	5.57%

CLASS I SHARES	J. P. MORGAN SECURITIES LLC* FOR EXCLUSIVE BENEFIT OF CUSTOMERS 4 CHASE METROTECH CTR BROOKLYN NY 11245-0003	70.34%

CLASS R6 SHARES	J. P. MORGAN SECURITIES LLC* FOR EXCLUSIVE BENEFIT OF CUSTOMERS 4 CHASE METROTECH CTR BROOKLYN NY 11245-0003	35.53%

	MAC & CO ATTN MUTUAL FUND OPS 500 GRANT ST PITTSBURGH PA 15219-2502	12.04%

	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3729	7.79%

	JPMIM AS AGENT FOR* UNIV HOSPITALS HEALTH SYSTEM ATTN CLIENT SERVICES 1111 POLARIS PKWY # OH1-0084 COLUMBUS OH 43240-2031	6.37%

	WELLS FARGO BANK NA FBO MEIJER PENSION - OUTSIDE ASSETS PO BOX 1533 MINNEAPOLIS MN 55480-1533	6.03%
Part I - 72

Name of Fund	Name and Address of Shareholder	Percentage Held

	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	5.77%
JPMORGAN SHORT DURATION CORE PLUS FUND
CLASS A SHARES	NATIONAL FINANCIAL SERVICES LLC FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD ATTN MUTUAL FUNDS DEPT 4TH FLOOR JERSEY CITY NJ 07310-1995	45.00%

	PERSHING LLC P.O. BOX 2052 JERSEY CITY NJ 07303-2052	22.17%

	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3729	9.69%

	TD AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS PO BOX 2226 OMAHA NE 68103-2226	5.49%

CLASS C SHARES	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS ATTN COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	32.57%

	J. P. MORGAN SECURITIES LLC* FOR EXCLUSIVE BENEFIT OF CUSTOMERS 4 CHASE METROTECH CTR BROOKLYN NY 11245-0003	31.34%

	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3729	13.97%

	PERSHING LLC P.O. BOX 2052 JERSEY CITY NJ 07303-2052	8.23%

CLASS I SHARES	J. P. MORGAN SECURITIES LLC* FOR EXCLUSIVE BENEFIT OF CUSTOMERS 4 CHASE METROTECH CTR BROOKLYN NY 11245-0003	68.60%
Part I - 73

Name of Fund	Name and Address of Shareholder	Percentage Held

	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091	12.79%

	JPMORGAN INVESTMENT MANAGEMENT INC* DEFERRED COMPENSATION PLAN FBO PARTICIPANTS ATTN SARAH MASON 1111 POLARIS PKWY OH1-0185 COLUMBUS OH 43240-2031	8.21%

CLASS R6 SHARES	J. P. MORGAN SECURITIES LLC* FOR EXCLUSIVE BENEFIT OF CUSTOMERS 4 CHASE METROTECH CTR BROOKLYN NY 11245-0003	88.48%

	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3729	11.38%
JPMORGAN STRATEGIC INCOME OPPORTUNITIES FUND
CLASS A SHARES	J. P. MORGAN SECURITIES LLC* FOR EXCLUSIVE BENEFIT OF CUSTOMERS 4 CHASE METROTECH CTR BROOKLYN NY 11245-0003	16.85%

	NATIONAL FINANCIAL SERVICES LLC FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD ATTN MUTUAL FUNDS DEPT 4TH FLOOR JERSEY CITY NJ 07310-1995	16.78%

	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1905	15.95%

	UBS WM USA OMNI ACCOUNT M/F SPEC CDY A/C EBOC UBSFSI 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	12.73%
Part I - 74

Name of Fund	Name and Address of Shareholder	Percentage Held

	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA TWO FL 3 JERSEY CITY NJ 07311	6.43%

	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR EAST 2ND FL JACKSONVILLE FL 32246-6484	5.97%

	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS ATTN COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	5.33%

	PERSHING LLC P.O. BOX 2052 JERSEY CITY NJ 07303-2052	5.13%

CLASS C SHARES	J. P. MORGAN SECURITIES LLC* FOR EXCLUSIVE BENEFIT OF CUSTOMERS 4 CHASE METROTECH CTR BROOKLYN NY 11245-0003	22.65%

	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA TWO FL 3 JERSEY CITY NJ 07311	16.55%

	UBS WM USA OMNI ACCOUNT M/F SPEC CDY A/C EBOC UBSFSI 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	14.54%

	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR EAST 2ND FL JACKSONVILLE FL 32246-6484	13.79%

	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET STREET ST LOUIS MO 63103-2523	8.49%
Part I - 75

Name of Fund	Name and Address of Shareholder	Percentage Held

	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS ATTN COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	7.74%

CLASS I SHARES	J. P. MORGAN SECURITIES LLC* FOR EXCLUSIVE BENEFIT OF CUSTOMERS 4 CHASE METROTECH CTR BROOKLYN NY 11245-0003	20.39%

	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1905	14.96%

	NATIONAL FINANCIAL SERVICES LLC FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	10.74%

	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR EAST 2ND FL JACKSONVILLE FL 32246-6484	9.82%

	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA TWO FL 3 JERSEY CITY NJ 07311	9.05%

	UBS WM USA OMNI ACCOUNT M/F SPEC CDY A/C EBOC UBSFSI 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	7.69%

	PERSHING LLC P.O. BOX 2052 JERSEY CITY NJ 07303-2052	7.61%

CLASS R5 SHARES	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	16.00%
Part I - 76

Name of Fund	Name and Address of Shareholder	Percentage Held

	SAXON & CO OB BOX 7780-1888 PHILADELPHIA PA 19182-0001	11.74%

	TD AMERITRADE TRUST CO PO BOX 17748 DENVER CO 80217-0748	11.30%

	JOHN HANCOCK TRUST COMPANY LLC 690 CANTON ST STE 100 WESTWOOD MA 02090-2324	9.56%

	COMERICA BANK FBO DINGLE - ERISA PO BOX 75000 DETROIT MI 48275-0001	7.86%

	WELLS FARGO BANK NA FBO CARILION CLINIC RET PLAN FUNDS PO BOX 1533 MINNEAPOLIS MN 55480-1533	7.58%

	WELLS FARGO BANK NA FBO MACOMB COUNTY- CASH PO BOX 1533 MINNEAPOLIS MN 55480-1533	6.28%

CLASS R6 SHARES	J. P. MORGAN SECURITIES LLC* FOR EXCLUSIVE BENEFIT OF CUSTOMERS 4 CHASE METROTECH CTR BROOKLYN NY 11245-0003	43.92%

	JPMIM AS AGENT FOR* TEXAS TREASURY SAFEKEEPING TRUST CO 1111 POLARIS PKWY # OH1-0084 COLUMBUS OH 43240-2031	14.70%

	JPMIM AS AGENT FOR* JPMORGAN INVESTOR BALANCED FUND ATTN CLIENT SERVICES 500 STANTON CHRISTIANA RD DE3-3650 NEWARK DE 19713-2105	9.67%

	JPMIM AS AGENT FOR* YMCA RETIREMENT FUND ATTN CLIENT SERVICES 1111 POLARIS PKWY # OH1-0084 COLUMBUS OH 43240-2031	8.23%
Part I - 77

Name of Fund	Name and Address of Shareholder	Percentage Held

	JPMIM AS AGENT FOR* JPMORGAN INVESTOR CONSERVATIVE GROWTH FUND ATTN CLIENT SERVICES 500 STANTON CHRISTIANA RD DE3-3650 NEWARK DE 19713-2105	6.84%

	MAC & CO ATTN MUTUAL FUND OPERATIONS 500 GRANT ST RM 151-1010 PITTSBURGH PA 15219-2502	5.93%
JPMORGAN TOTAL RETURN FUND
CLASS A SHARES	GREAT-WEST TRUST CO LLC TTEE C FBO GREAT WEST IRA ADVANTAGE C/O FASCORE LLC 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	34.90%

	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	22.58%

	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 211 MAIN ST. SAN FRANCISCO CA 94105-1905	6.42%

	J. P. MORGAN SECURITIES LLC* FOR EXCLUSIVE BENEFIT OF CUSTOMERS 4 CHASE METROTECH CTR BROOKLYN NY 11245-0003	5.52%

CLASS C SHARES	J. P. MORGAN SECURITIES LLC* FOR EXCLUSIVE BENEFIT OF CUSTOMERS 4 CHASE METROTECH CTR BROOKLYN NY 11245-0003	20.55%

	NATIONAL FINANCIAL SERVICES LLC FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD ATTN MUTUAL FUNDS DEPT 4TH FLOOR JERSEY CITY NJ 07310-1995	11.89%
Part I - 78

Name of Fund	Name and Address of Shareholder	Percentage Held

	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	10.52%

	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS ATTN COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	8.40%

	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	8.28%

	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET STREET ST LOUIS MO 63103-2523	6.49%

	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA TWO FL 3 JERSEY CITY NJ 07311	6.23%

	PERSHING LLC P.O. BOX 2052 JERSEY CITY NJ 07303-2052	5.49%

CLASS I SHARES	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1905	33.04%

	RBC CAPITAL MARKETS LLC MUTUAL FUND OMNIBUS PROCESSING OMNIBUS ATTN MUTUAL FUND OPS MANAGER 60 S 6TH ST STE 700 # P08 MINNEAPOLIS MN 55402-4413	14.88%

	NATIONAL FINANCIAL SERVICES LLC FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	11.91%
Part I - 79

Name of Fund	Name and Address of Shareholder	Percentage Held

	TD AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS PO BOX 2226 OMAHA NE 68103-2226	7.83%

	J. P. MORGAN SECURITIES LLC* FOR EXCLUSIVE BENEFIT OF CUSTOMERS 4 CHASE METROTECH CTR BROOKLYN NY 11245-0003	7.32%

	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	5.89%

CLASS R2 SHARES	GREAT-WEST TRUST COMPANY LLC TTEE F EMPLOYEE BENEFITS CLIENTS 401K 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	46.99%

	ASCENSUS TRUST COMPANY FBO CHEMBULK MANAGEMENT DEFERRED COMP. PO BOX 10758 FARGO ND 58106-0758	39.78%

	ASCENSUS TRUST COMPANY FBO UNITED STATES BEVERAGE, LLC 401(K) PO BOX 10758 FARGO ND 58106-0758	11.42%

CLASS R5 SHARES	VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY ATTN TREASURY DEPT 5780 POWERS FERRY RD NW ATLANTA GA 30327-4347	25.97%

	GREAT-WEST TRUST COMPANY LLC FBO EMPLOYEE BENEFITS CLIENTS 401K 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111-5002	18.57%

	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	15.73%

	GREAT-WEST TRUST CO LLC FBO RECORDKEEPING FOR VARIOUS PLANS OMNIPUTNAM C/O MUTUAL FUND TRADING 8525 E ORCHARD RD GREENWOOD VLG CO 80111-5002	13.95%
Part I - 80

Name of Fund	Name and Address of Shareholder	Percentage Held

	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1905	10.12%

CLASS R6 SHARES	J. P. MORGAN SECURITIES LLC* FOR EXCLUSIVE BENEFIT OF CUSTOMERS 4 CHASE METROTECH CTR BROOKLYN NY 11245-0003	53.63%

	GREAT-WEST TRUST COMPANY LLC TTEE F EMPLOYEE BENEFITS CLIENTS 401K 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	14.12%

	STATE STREET BANK & TRUST CO CUST FOR MML FBO ITS CLIENTS 1 LINCOLN ST BOSTON MA 02111-2901	12.01%

	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3729	9.21%
JPMORGAN UNCONSTRAINED DEBT FUND
CLASS A SHARES	NATIONAL FINANCIAL SERVICES LLC FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD ATTN MUTUAL FUNDS DEPT 4TH FLOOR JERSEY CITY NJ 07310-1995	40.78%

	J. P. MORGAN SECURITIES LLC* FOR EXCLUSIVE BENEFIT OF CUSTOMERS 4 CHASE METROTECH CTR BROOKLYN NY 11245-0003	17.45%

	PERSHING LLC P.O. BOX 2052 JERSEY CITY NJ 07303-2052	12.62%

	TD AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS PO BOX 2226 OMAHA NE 68103-2226	8.50%

	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3729	7.91%
Part I - 81

Name of Fund	Name and Address of Shareholder	Percentage Held

CLASS C SHARES	J. P. MORGAN SECURITIES LLC* FOR EXCLUSIVE BENEFIT OF CUSTOMERS 4 CHASE METROTECH CTR BROOKLYN NY 11245-0003	63.40%

	NATIONAL FINANCIAL SERVICES LLC FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD ATTN MUTUAL FUNDS DEPT 4TH FLOOR JERSEY CITY NJ 07310-1995	9.23%

	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3729	7.84%

	PERSHING LLC P.O. BOX 2052 JERSEY CITY NJ 07303-2052	6.96%

CLASS I SHARES	J. P. MORGAN SECURITIES LLC* FOR EXCLUSIVE BENEFIT OF CUSTOMERS 4 CHASE METROTECH CTR BROOKLYN NY 11245-0003	79.80%

	MARIL & CO FBO SG C/O RELIANCE TRUST COMPANY(WI) 480 PILGRIM WAY STE 1000 GREEN BAY WI 54304-5280	7.21%

	NATIONAL FINANCIAL SERVICES LLC FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	5.42%

CLASS R2 SHARES	MATRIX TRUST COMPANY CUST. FBO WINDRIVER GRAIN, L.L.C. EMPLOYEES S 717 17TH ST STE 1300 DENVER CO 80202-3304	54.49%

	ASCENSUS TRUST COMPANY FBO THE ALCALDE & FAY 401(K) PLAN 2267 PO BOX 10758 FARGO ND 58106-0758	41.47%

CLASS R5 SHARES	MITRA & CO FBO 98 ERISA ONLY C/O RELIANCE TRUST COMPANY(WI) 480 PILGRIM WAY STE 1000 GREEN BAY WI 54304-5280	99.60%
Part I - 82

Name of Fund	Name and Address of Shareholder	Percentage Held

CLASS R6 SHARES	J. P. MORGAN SECURITIES LLC* FOR EXCLUSIVE BENEFIT OF CUSTOMERS 4 CHASE METROTECH CTR BROOKLYN NY 11245-0003	73.34%

	STATE STREET BANK AND TRUST COMPANY NESTLE IN THE USA SAVING TRUST 1 LINCOLN ST BOSTON MA 02111-2901	9.58%

	NORTHERN TRUST CO CUSTODIA LOCKHEED-JPM MULTI SECTOR PO BOX 92956 CHICAGO IL 60675-2956	7.23%
*	The shareholder of record is a subsidiary or affiliate of JPMorgan Chase & Co. (a “JPMorgan Affiliate”). Typically, the shares are held for the benefit of underlying accounts for which the JPMorgan Affiliate may have voting or investment power. To the extent that JPMorgan Affiliates own 25% or more of a class of shares of a Fund, JPMorgan Chase & Co. may be deemed to be a “controlling person” of such shares under the 1940 Act.
Part I - 83

J.P. MORGAN INCOME FUNDS

JPMorgan Core Bond Fund

(All Share Classes)

(a series of JPMorgan Trust II)

Supplement dated July 1, 2018

to the Prospectuses, Summary Prospectuses and

Statement of Additional Information dated July 1, 2018, as supplemented

Portfolio Manager Change. Peter Simons has announced his intention to leave J.P. Morgan Investment Management Inc. (“JPMIM”), effective June 15, 2019 and will cease acting as a portfolio manager for the JPMorgan Core Bond Fund, effective December 31, 2018. Mr. Simons will continue with his duties until such date.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUSES, SUMMARY PROSPECTUSES AND

STATEMENTS OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

SUP-CB-PM-718

J.P. MORGAN INCOME FUNDS
STATEMENT OF ADDITIONAL INFORMATION, PART I
July 1, 2018
JPMORGAN TRUST II (“JPMT II”)
JPMorgan Core Bond Fund (the “Core Bond Fund”)
Class T/*
This Statement of Additional Information (“SAI”) is not a prospectus but contains additional information which should be read in conjunction with the prospectus for the Fund dated July 1, 2018, for Class T Shares of JPMorgan Core Bond Fund (the “Fund”) as supplemented from time to time (“Prospectus”). Additionally, this SAI incorporates by reference the audited financial statements dated February 28, 2018 included in the annual Shareholder Report related to the Fund (“Financial Statements”). The Prospectus and the Financial Statements, including the Independent Registered Public Accounting Firm’s report, are available without charge upon request by contacting JPMorgan Distribution Services, Inc. (“JPMDS” or the “Distributor”), the Fund’s distributor, at 1111 Polaris Parkway, Columbus, Ohio 43240.
This SAI is divided into two Parts – Part I and Part II. Part I of this SAI contains information that is particular to the Fund. Part II of this SAI contains information that generally applies to the Fund and other J.P. Morgan Funds. For more information about the Fund or the Financial Statements, simply write or call:
J.P. Morgan Funds Services
P.O Box 8528
Boston, MA 02266-8528
1-800-480-4111
SAI-CBT-718
*	The share class is currently not offered to the public.

Part I
PLEASE SEE PART II OF THIS SAI FOR ITS TABLE OF CONTENTS

GENERAL
The Trust and the Fund
The Fund in this SAI is a series of JPMorgan Trust II (“JPMT II”). JPMT II is an open-end, management investment company formed as a statutory trust under the laws of the State of Delaware on November 12, 2004, pursuant to a Declaration of Trust dated November 5, 2004. The Fund, which is a series of JPMT II, was formerly a series of One Group Mutual Funds, a Massachusetts business trust which was formed on May 23, 1985. At shareholder meetings held on January 20, 2005 and February 3, 2005, shareholders of One Group Mutual Funds approved the redomiciliation of One Group Mutual Funds as a Delaware statutory trust to be called JPMorgan Trust II. The redomiciliation was effective after the close of business on February 18, 2005.
Fund Names. Prior to February 19, 2005, certain JPMT II Funds had the following names listed below corresponding to their current names:
Former Name	Current Name
One Group Bond Fund	JPMorgan Core Bond Fund
Share Classes
Share Classes. Shares in the Funds of the Trusts are generally offered in multiple classes. The following chart shows the share classes offered by the Fund as of the date of this SAI:
Fund	Class A	Class C	Class I	Class T	Class R2	Class R3	Class R4	Class R5	Class R6
Core Bond Fund	X	X	X	X	X	X	X	X	X
The shares of the Fund are collectively referred to in this SAI as the “Shares.”
Miscellaneous
This SAI describes the financial history, investment strategies and policies, management and operation of the Fund in order to enable investors to select what best suit their needs.
Capitalized terms not otherwise defined herein have the meanings accorded to them in the applicable Prospectus. The Fund’s executive offices are located at 270 Park Avenue, New York, NY 10017.
This SAI is divided into two Parts – Part I and Part II. Part I of this SAI contains information that is particular to the Fund. Part II of this SAI contains information that generally applies to the Fund and other series representing separate investment funds or portfolios of JPMorgan Trust I (“JPMT I”), JPMT II, JPMorgan Trust III (“JPMT III”), JPMorgan Trust IV (“JPMT IV”), J.P. Morgan Mutual Fund Investment Trust (“JPMMFIT”), J.P. Morgan Fleming Mutual Fund Group, Inc. (“JPMFMFG”) and Undiscovered Manager Funds (“UMF”) (each a “J.P. Morgan Fund”, and together with the Funds, the “J.P. Morgan Funds”). Throughout this SAI, JPMT I, JPMT II, JPMT III, JPMT IV, JPMMFIT, JPMFMFG and UMF are each referred to as a “Trust” and collectively, as the “Trusts.” Each Trust’s Board of Trustees, or Board of Directors in the case of JPMFMFG, is referred to herein as the “Board of Trustees,” and each trustee or director is referred to as a “Trustee.”
The Fund is advised by J.P. Morgan Investment Management Inc. (“JPMIM”). Certain other of the J.P. Morgan Funds are advised by J.P. Morgan Alternative Asset Management Inc. (“JPMAAM”) and/or sub-advised by J.P. Morgan Private Investment Inc. (“JPMPI”) or Fuller & Thaler Asset Management, Inc. (“Fuller & Thaler”). JPMIM, JPMPI and JPMAAM are also referred to herein as the “Advisers” and, individually, as the “Adviser.” JPMPI and Fuller & Thaler are also referred to herein as the “Sub-Advisers” and, individually, as the “Sub-Adviser” and JPMIM became the investment adviser for certain other of the J.P. Morgan Funds that were previously advised by JPMIA.
Investments in the Funds are not deposits or obligations of, nor guaranteed or endorsed by, JPMorgan Chase Bank, N.A. (“JPMorgan Chase Bank”), an affiliate of the Adviser, or any other bank. Shares of the Funds are not federally insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other governmental agency. An investment in a Fund is subject to risk that may cause the value of the investment to fluctuate, and when the investment is redeemed, the value may be higher or lower than the amount originally invested by the investor.
The Fund is not subject to registration or regulation as a “commodity pool operator” as defined in the Commodity Exchange Act because the Fund has claimed an exclusion from that definition.
Part I - 1

INVESTMENT POLICIES
The following investment policies have been adopted by the Trust with respect to the Fund. The investment policies listed below under the heading “Fundamental Investment Policies” are “fundamental” policies which, under the Investment Company Act of 1940, as amended (the “1940 Act”), may not be changed without the vote of a majority of the outstanding voting securities of a Fund, as such term is defined in “Additional Information” in Part II of this SAI. All other investment policies of a Fund are non-fundamental, unless otherwise designated in the Prospectuses or herein, and may be changed by the Trustees of the Fund without shareholder approval. In this respect, the Fund has an 80% investment policy which is described in the Fund’s Prospectuses. In calculating assets for purposes of the Fund’s 80% investment policy, assets are net assets plus the amount of borrowings for investment purposes. This policy may be changed by the Board of Trustees without shareholder approval unless such policy is specifically identified as a fundamental policy. However, the Fund will provide shareholders with written notice at least 60 days prior to a change in a non-fundamental 80% investment policy.
Except for the restriction on borrowings set forth in fundamental investment policies and policy (8) under “Investment Policies of the Fund,” the percentage limitations contained in the policies below apply at the time of purchase of the securities. If a percentage or rating restriction on investment or use of assets set forth in a fundamental investment policy or a non-fundamental investment policy or in a Prospectus is adhered to at the time of investment, later changes in percentage resulting from any cause other than actions by the Fund will not be considered a violation. With respect to the Borrowing Policies, a Fund may borrow from any bank, provided that immediately after any such borrowing there is an asset coverage of at least 300% for all borrowings by a Fund and provided further, that in the event that such asset coverage shall at any time fall below 300%, a Fund shall, within three days (not including Sundays and holidays) thereafter or such longer period as the Securities and Exchange Commission (“SEC”) may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowing shall be at least 300%. If the value of the Fund’s holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Funds’ Adviser will consider what actions, if any, are appropriate to maintain adequate liquidity.
Fundamental investment policy (10) under “Investment Policies of the Fund,” shall be interpreted based upon no-action letters and other pronouncements of the staff of the SEC. Generally, the 1940 Act limits a Fund’s ability to borrow money on a non-temporary basis if such borrowings constitute “senior securities.” As noted in “Investment Strategies and Policies – Miscellaneous Investment Strategies and Risks — Borrowings” in SAI Part II, in addition to temporary borrowing, a Fund may borrow from any bank, provided that immediately after any such borrowing there is an asset coverage of at least 300% for all borrowings by a Fund and provided further, that in the event that such asset coverage shall at any time fall below 300%, a Fund shall, within three days (not including Sundays and holidays) thereafter or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowing shall be at least 300%. A Fund may also borrow money or engage in economically similar transactions if those transactions do not constitute “senior securities” under the 1940 Act. Under current pronouncements, certain Fund positions (e.g., reverse repurchase agreements) are excluded from the definition of “senior security” so long as a Fund maintains adequate cover, segregation of assets or otherwise. Similarly, a short sale will not be considered a senior security if a Fund takes certain steps contemplated by SEC staff pronouncements, such as ensuring the short sale transaction is adequately covered.
For purposes of fundamental investment restrictions regarding industry concentration, a Fund may not invest more than 25% of its total assets, taken at market value, in the securities of issuers primarily engaged in any particular industry (other than securities issued or guaranteed by the U.S. government, any state or territory of the U.S., its agencies, instrumentalities or political subdivisions). For purposes of fundamental investment policies regarding industry concentration, an Adviser may classify issuers by industry in accordance with classifications set forth in the Directory of Companies Filing Annual Reports with the SEC or other sources. In the absence of such classification or if an Adviser determines in good faith based on its own information that the economic characteristics affecting a particular issuer make it more appropriate to be considered engaged in a different industry, an Adviser may classify an issuer accordingly. Accordingly, the composition of an industry or group of industries may change from time to time. For purposes of fundamental investment policies involving industry concentration, “group of industries” means a group of related industries, as determined in good faith by the Adviser, based on published classifications or other sources.
Part I - 2

INVESTMENT POLICIES OF THE FUND
Fundamental Investment Policies
(1)	The Fund may not purchase securities of any issuer if such purchase would not be consistent with the maintenance of the Fund’s status as a diversified company under the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.
(2)	The Fund may not purchase any securities that would cause more than 25% of the total assets of a Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in the obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities and repurchase agreements involving such securities. For purposes of this limitation (i) utilities will be divided according to their services (for example, gas, gas transmission, electric and telephone will each be considered a separate industry); and (ii) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents.
(3)	The Fund may not make loans, except that a Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; (iii) engage in securities lending as described in the Prospectuses and the Statement of Additional Information; and (iv) make loans to the extent permitted by an order issued by the SEC.
(4)	The Fund may not purchase securities on margin or sell securities short.
(5)	The Fund may not underwrite the securities of other issuers except to the extent that a Fund may be deemed to be an underwriter under certain securities laws in the disposition of “restricted securities.”
(6)	The Fund may not purchase physical commodities or contracts relating to physical commodities, except as permitted under the 1940 Act, or operate as a commodity pool, in each case as interpreted or modified by regulatory authority having jurisdiction, from time to time.
(7)	The Fund may not purchase participation or other direct interests in oil, gas or mineral exploration or development programs (although investments by all Funds in marketable securities of companies engaged in such activities are not hereby precluded).
(8)	The Fund may not borrow money, except to the extent permitted under the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time or as permitted by order or interpretation of the SEC.
(9)	The Fund may not purchase securities of other investment companies except as permitted by the 1940 Act and rules, regulations and applicable exemptive relief thereunder.
(10)	The Fund may not issue senior securities except with respect to any permissible borrowings.
(11)	The Fund may not purchase or sell real estate (however, each Fund may, to the extent appropriate to its investment objective, purchase securities secured by real estate or interests therein or securities issued by companies investing in real estate or interests therein).
Non-Fundamental Investment Policies The following investment policies are non-fundamental except as noted otherwise and therefore can be changed by the Board of Trustees without prior shareholder approval.
The Fund may not:
(1)	Invest in illiquid securities in an amount exceeding, in the aggregate 15% of the Fund’s net assets. An illiquid security is a security which cannot be disposed of promptly (within seven days) and in the usual course of business without a loss, and includes repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists.
(2)	Acquire the securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.
Part I - 3

INVESTMENT PRACTICES
The Fund invests in a variety of securities and employ a number of investment techniques. What follows is a list of some of the securities and techniques which may be utilized by the Fund. For a more complete discussion, see the “Investment Strategies and Policies” section in Part II of this SAI.
Instrument	Part II Section Reference
Adjustable Rate Mortgage Loans (“ARMs”): Loans in a mortgage pool which provide for a fixed initial mortgage interest rate for a specified period of time, after which the rate may be subject to periodic adjustments.	Mortgage-Related Securities
Asset-Backed Securities: Securities secured by company receivables, home equity loans, truck and auto loans, leases and credit card receivables or other securities backed by other types of receivables or other assets.	Asset-Backed Securities
Bank Obligations: Bankers’ acceptances, certificates of deposit and time deposits. Bankers’ acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Maturities are generally six months or less. Certificates of deposit are negotiable certificates issued by a bank for a specified period of time and earning a specified return. Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds.	Bank Obligations
Borrowings: A Fund may borrow for temporary purposes and/or for investment purposes. Such a practice will result in leveraging of a Fund’s assets and may cause a Fund to liquidate portfolio positions when it would not be advantageous to do so. A Fund must maintain continuous asset coverage of 300% of the amount borrowed, with the exception for borrowings not in excess of 5% of the Fund’s total assets made for temporary administrative purposes.	Miscellaneous Investment Strategies and Risks
Call and Put Options: A call option gives the buyer the right to buy, and obligates the seller of the option to sell a security at a specified price at a future date. A put option gives the buyer the right to sell, and obligates the seller of the option to buy a security at a specified price at a future date. A Fund will sell only covered call and secured put options.	Options and Futures Transactions
Commercial Paper: Secured and unsecured short-term promissory notes issued by corporations and other entities. Maturities generally vary from a few days to nine months.	Commercial Paper
Convertible Securities: Bonds or preferred stock that can convert to common stock including contingent convertible securities.	Convertible Securities
Corporate Debt Securities: May include bonds and other debt securities of domestic and foreign issuers, including obligations of industrial, utility, banking and other corporate issuers.	Debt Instruments
Credit Default Swaps (“CDSs”): A swap agreement between two parties pursuant to which one party pays the other a fixed periodic coupon for the specified life of the agreement. The other party makes no payment unless a credit event, relating to a predetermined reference asset, occurs. If such an event occurs, the party will then make a payment to the first party, and the swap will terminate.	Swaps and Related Swap Products
Custodial Receipts: A Fund may acquire securities in the form of custodial receipts that evidence ownership of future interest payments, principal payments or both on certain U.S. Treasury notes or bonds in connection with programs sponsored by banks and brokerage firms. These are not considered to be U.S. government securities. These notes and bonds are held in custody by a bank on behalf of the owners of the receipts.	Custodial Receipts
Demand Features: Securities that are subject to puts and standby commitments to purchase the securities at a fixed price (usually with accrued interest) within a fixed period of time following demand by a Fund.	Demand Features
Emerging Market Securities: Securities issued by issuers or governments in countries with emerging economies or securities markets which may be undergoing significant evolution or rapid development.	Foreign Investments (including Foreign Currencies)
Part I - 4

Instrument	Part II Section Reference
Exchange Traded Funds (“ETFs”): Ownership interest in unit investment trusts, depositary receipts, and other pooled investment vehicles that hold a portfolio of securities or stocks designed to track the price performance and dividend yield of a particular broad-based, sector or international index. ETFs include a wide range of investments.	Investment Company Securities and Exchange Traded Funds
Foreign Investments: Equity and debt securities (e.g., bonds and commercial paper) of foreign entities and obligations of foreign branches of U.S. banks and foreign banks. Foreign securities may also include American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), European Depositary Receipts (“EDRs”) and American Depositary Securities.	Foreign Investments (including Foreign Currencies)
Inflation-Linked Debt Securities: Fixed and floating rate debt securities of varying maturities issued by the U.S. government as well as securities issued by other entities such as corporations, foreign governments and foreign issuers.	Debt Instruments
Interfund Lending: Involves lending money and borrowing money for temporary purposes through a credit facility.	Miscellaneous Investment Strategies and Risks
Inverse Floating Rate Instruments: Leveraged variable debt instruments with interest rates that reset in the opposite direction from the market rate of interest to which the inverse floater is indexed.	Inverse Floaters and Interest Rate Caps
Investment Company Securities: Shares of other investment companies, including money market funds for which the adviser and/or its affiliates serve as investment adviser or administrator. The adviser will waive certain fees when investing in funds for which it serves as investment adviser, to the extent required by law or by contract.	Investment Company Securities and Exchange Traded Funds
Loan Assignment and Participations: Assignments of, and participations in, all or a portion of loans to corporations or to governments, including governments of less developed countries.	Loans
Mortgages (Directly Held): Debt instruments secured by real property.	Mortgage-Related Securities
Mortgage-Backed Securities: Debt obligations secured by real estate loans and pools of loans such as collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities (“CMBS”), and other asset-backed structures.	Mortgage-Related Securities
Mortgage Dollar Rolls: A transaction in which a Fund sells securities for delivery in a current month and simultaneously contracts with the same party to repurchase similar but not identical securities on a specified future date.	Mortgage-Related Securities
Municipal Securities: Securities issued by a state or political subdivision to obtain funds for various public purposes. Municipal securities include, among others, private activity bonds and industrial development bonds, as well as general obligation notes, tax anticipation notes, bond anticipation notes, revenue anticipation notes, other short-term tax-exempt obligations, municipal leases, obligations of municipal housing authorities and single family revenue bonds.	Municipal Securities
New Financial Products: New options and futures contracts and other financial products continue to be developed and a Fund may invest in such options, contracts and products.	Miscellaneous Investment Strategies and Risks
Obligations of Supranational Agencies: Obligations which are chartered to promote economic development and are supported by various governments and governmental agencies.	Foreign Investments (including Foreign Currencies)
Options and Futures Transactions: A Fund may purchase and sell (a) exchange traded and over-the-counter put and call options on securities, indexes of securities and futures contracts on securities and indexes of securities, and interest rate futures contracts and interest rate swaps and (b) futures contracts on securities and indexes of securities.	Options and Futures Transactions
Part I - 5

Instrument	Part II Section Reference
Preferred Stock: A class of stock that generally pays a dividend at a specified rate and has preference over common stock in the payment of dividends and in liquidation.	Equity Securities, Warrants and Rights
Private Placements, Restricted Securities and Other Unregistered Securities: Securities not registered under the Securities Act of 1933, such as privately placed commercial paper and Rule 144A securities.	Miscellaneous Investment Strategies and Risks
Real Estate Investment Trusts (“REITs”): Pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interest.	Real Estate Investment Trusts
Repurchase Agreements: The purchase of a security and the simultaneous commitment to return the security to the seller at an agreed upon price on an agreed upon date. This is treated as a loan.	Repurchase Agreements
Reverse Repurchase Agreements: The sale of a security and the simultaneous commitment to buy the security back at an agreed upon price on an agreed upon date. This is treated as a borrowing by a Fund.	Reverse Repurchase Agreements
Securities Issued in Connection with Reorganizations and Corporate Restructurings: In connection with reorganizing or restructuring of an issuer, an issuer may issue common stock or other securities to holders of its debt securities.	Miscellaneous Investment Strategies and Risks
Securities Lending: The lending of up to 33 1⁄3% of a Fund’s total assets. In return, a Fund will receive cash, other securities, and/or letters of credit as collateral.	Securities Lending
Short-Term Funding Agreements: Agreements issued by banks and highly rated U.S. insurance companies such as Guaranteed Investment Contracts (“GICs”) and Bank Investment Contracts (“BICs”).	Short-Term Funding Agreements
Sovereign Obligations: Investments in debt obligations issued or guaranteed by a foreign sovereign government or its agencies, authorities or political subdivisions.	Foreign Investments (including Foreign Currencies)
Stripped Mortgage-Backed Securities: Derivative multi-class mortgage securities which are usually structured with two classes of shares that receive different proportions of the interest and principal from a pool of mortgage assets. These include Interest-Only (“IO”) and Principal-Only (“PO”) securities issued outside a Real Estate Mortgage Investment Conduit (“REMIC”) or CMO structure.	Mortgage-Related Securities
Structured Investments: A security having a return tied to an underlying index or other security or asset class. Structured investments generally are individually negotiated agreements and may be traded over-the-counter. Structured investments are organized and operated to restructure the investment characteristics of the underlying security.	Structured Investments
Swaps and Related Swap Products: Swaps involve an exchange of obligations by two parties. Caps and floors entitle a purchaser to a principal amount from the seller of the cap or floor to the extent that a specified index exceeds or falls below a predetermined interest rate or amount. A Fund may enter into these transactions to manage its exposure to changing interest rates and other factors.	Swaps and Related Swap Products
Temporary Defensive Positions: To respond to unusual circumstances a Fund may invest in cash and cash equivalents for temporary defensive purposes.	Miscellaneous Investment Strategies and Risks
Treasury Receipts: A Fund may purchase interests in separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks or brokerage firms and that are created by depositing U.S. Treasury notes and U.S. Treasury bonds into a special account at a custodian bank. Receipts include Treasury Receipts (“TRs”), Treasury Investment Growth Receipts (“TIGRs”), and Certificates of Accrual on Treasury Securities (“CATS”).	Treasury Receipts
Part I - 6

Instrument	Part II Section Reference
Trust Preferreds: Securities with characteristics of both subordinated debt and preferred stock. Trust preferreds are generally long term securities that make periodic fixed or variable interest payments.	Trust Preferred
U.S. Government Agency Securities: Securities issued by agencies and instrumentalities of the U.S. government. These include all types of securities issued by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”), including funding notes, subordinated benchmark notes, CMOs and REMICs.	Mortgage-Related Securities
U.S. Government Obligations: May include direct obligations of the U.S. Treasury, including Treasury bills, notes and bonds, all of which are backed as to principal and interest payments by the full faith and credit of the United States, and separately traded principal and interest component parts of such obligations that are transferable through the Federal book-entry system known as Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) and Coupons Under-Book Entry Safekeeping (“CUBES”).	U.S. Government Obligations
Variable and Floating Rate Instruments: Obligations with interest rates which are reset daily, weekly, quarterly or some other frequency and which may be payable to a Fund on demand or at the expiration of a specified term.	Debt Instruments
When-Issued Securities, Delayed Delivery Securities and Forward Commitments: Purchase or contract to purchase securities at a fixed price for delivery at a future date.	When-Issued Securities, Delayed Delivery Securities and Forward Commitments
Zero-Coupon, Pay-in-Kind and Deferred Payment Securities: Zero-coupon securities are securities that are sold at a discount to par value and on which interest payments are not made during the life of the security. Pay-in-kind securities are securities that have interest payable by delivery of additional securities. Deferred payment securities are zero-coupon debt securities which convert on a specified date to interest bearing debt securities.	Debt Instruments
ADDITIONAL INFORMATION REGARDING FUND INVESTMENT PRACTICES
Investments in Foreign Obligations. Investments in all types of foreign obligations or securities will not exceed 25% of the net assets of the Fund.
QUALITY DESCRIPTION
Various Nationally Recognized Statistical Rating Organizations (“NRSROs”) assign ratings to securities. Generally, ratings are divided into two main categories: “Investment Grade Securities” and “Non-Investment Grade Securities.” Although there is always a risk of default, rating agencies believe that issuers of Investment Grade Securities have a high probability of making payments on such securities. Non-Investment Grade Securities include securities that, in the opinion of the rating agencies, are more likely to default than Investment Grade Securities.
The Funds only purchase securities that meet the rating criteria described below or in a Prospectus. The Adviser will look at a security’s rating at the time of investment. If the securities are unrated, the Adviser must determine that they are of comparable quality to rated securities. Subsequent to its purchase by a Fund, a security may cease to be rated or its rating may be reduced below the minimum rating required for purchase by a Fund. The Adviser will consider such an event in determining whether a Fund should continue to hold the security.
Debt Securities. The Fund may invest in debt securities rated in any of the four investment grade rating categories.
Preferred Stock. The Fund may only invest in preferred stock rated in any of the four highest rating categories.
Part I - 7

Municipal Securities. The Fund may only invest in municipal bonds rated in any of the four highest rating categories. The Fund may only invest in other municipal securities, such as tax-exempt commercial paper, notes and variable rate demand obligations which are rated in the highest or second highest rating categories.
Commercial Paper. The Fund may purchase commercial paper consisting of issues rated at the time of purchase in the highest or second highest rating category by at least one NRSRO (such as A-2 or better by Standard & Poor’s Corporation (“S&P”), Prime-2 or better by Moody’s Investors Service, Inc. (“Moody’s”), F2 or better by Fitch Ratings (“Fitch”), or R-2 or better by Dominion Bond Rating Service Limited) or if unrated, determined by the Adviser to be of comparable quality.
Mortgage-Backed Securities. The Fund may invest in mortgage-backed securities that are rated in one of the four highest rating categories by at least one NRSRO at the time of investment or, if unrated, determined by the Adviser to be of comparable quality.
DIVERSIFICATION
JPMT II is a registered management investment companies and the Fund is a diversified series of JPMT II. For a more complete discussion, see the “Diversification” section in Part II of this SAI.
PORTFOLIO TURNOVER
A portfolio turnover rate is, in summary, the percentage computed by dividing the lesser of a Fund’s purchases or sales of securities (excluding short-term securities) by the average market value of the Fund. The Adviser intends to manage each Fund’s assets by buying and selling securities to help attain its investment objective. A rate of 100% indicates that the equivalent of all of a Fund’s assets have been sold and reinvested in a year. High portfolio turnover may affect the amount, timing and character of distributions, and, as a result, may increase the amount of taxes payable by shareholders. Higher portfolio turnover also results in higher transaction costs. To the extent that net short-term capital gains are realized by a Fund, any distributions resulting from such gains are considered ordinary income for federal income tax purposes. For a more complete discussion, see the “Distributions and Tax Matters” section in Part II of this SAI.
The table below sets forth the Fund’s portfolio turnover rates (excluding short sales, if applicable) for the two most recently completed fiscal years.
	Fiscal Year Ended
Fund	2/28/17	2/28/18
Core Bond Fund	23%	26%
TRUSTEES
Standing Committees
There are six standing committees of the Board of Trustees: the Audit and Valuation Committee, the Compliance Committee, the Governance Committee, the Equity Committee, the Fixed Income Committee and the Money Market and Alternative Products Committee. The following table shows how often each Committee met for the fiscal year ended February 28, 2018:
Committee	Fiscal Year Ended 2/28/18
Audit and Valuation Committee	5
Compliance Committee	5
Governance Committee	6
Equity Committee	6
Fixed Income Committee	6
Money Market and Alternative Products Committee	7
Part I - 8

Ownership of Securities
The following table shows the dollar range of each Trustee’s beneficial ownership in the Funds and each Trustee’s aggregate dollar range of ownership in any J.P Morgan Funds that the Trustee, each of whom is an independent Trustee, oversees in the Family of Investment Companies as of December 31, 2017:
Name of Trustee	Ownership of Core Bond Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by the Trustee in the Family of Investment Companies(1)(2)
Independent Trustees
John F. Finn	None	$Over 100,000
Stephen Fisher*	None	None
Dr. Matthew Goldstein	None	Over 100,000
Dennis P. Harrington	None	Over 100,000
Frankie D. Hughes	None	Over 100,000
Raymond Kanner**	None	Over 100,000
Peter C. Marshall	None	Over 100,000
Mary E. Martinez	None	Over 100,000
Marilyn McCoy	None	Over 100,000
Mitchell M. Merin	None	Over 100,000
Dr. Robert A. Oden, Jr.	$Over 100,000	Over 100,000
Marian U. Pardo	None	Over 100,000
James J. Schonbachler	Over 100,000	Over 100,000
(1)	A Family of Investment Companies means any two or more registered investment companies that share the same investment adviser or principal underwriter and hold themselves out to investors as related companies for purposes of investment and investor services. The Family of Investment Companies for which the Board of Trustees currently serves includes twelve registered investment companies (135 funds).
(2)	For Ms. McCoy and Messrs. Finn, Marshall, Oden, and Schonbachler, these amounts include deferred compensation balances, as of December 31, 2017, through participation in the J.P. Morgan Funds’ Deferred Compensation Plan for Eligible Trustees. For a more complete discussion, see the “Trustees Compensation” section in Part II of this SAI.
*	Mr. Fisher became a Trustee of the Trust, effective 5/14/18.
**	Mr. Kanner became a Trustee of the Trust, effective 4/7/17.
As of December 31, 2017, none of the independent Trustees or their immediate family members owned securities of the Adviser or JPMDS or a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with the Adviser or JPMDS.
Trustee Compensation
The Funds of the J.P. Morgan Funds Complex overseen by the Trustees paid each Trustee an annual base fee of $340,000. Effective January 1, 2018, the Funds of the J.P. Morgan Funds Complex overseen by the Trustees pay each Trustee an annual based fee of $360,000. Committee chairs who are not already receiving an additional fee are each paid $50,000 annually in addition to their base fee. Prior to September 1, 2017, Ms. Martinez and Ms. Pardo who were co-chairs of the Money Market and Alternative Products Committee, each received an additional $25,000 annually. From January 1, 2017 until March 1, 2018, Mr. Marshall served in the position of Director of Strategic and Education Initiatives, for which he received an additional $50,000 annually. For his services as a trustee nominee from February 2017 to his appointment as Trustee effective April 7, 2018, Mr. Kanner received $19,429. In addition, the Funds pay the Chairman $225,000 annually and reimburse expenses of the Chairman in the amount of $4,000 per month. The Chairman receives no additional compensation for service as committee chair.
Trustee aggregate compensation paid by the Fund and the J.P. Morgan Funds Complex for the calendar year ended December 31, 2017, is set forth below:
Part I - 9

Name of Trustee	Core Bond Fund	Total Compensation Paid From Fund Complex[1]
Independent Trustees
John F. Finn	$ 6,394	$390,000
Stephen Fisher[2]	-	-
Dr. Matthew Goldstein	14,263	565,000
Dennis P. Harrington	4,306	340,000
Frankie D. Hughes	4,146	340,000
Raymond Kanner[3]	4,090	274,429 [4]
Peter C. Marshall	6,394	390,000 [5]
Mary E. Martinez	5,633	373,333
Marilyn McCoy	5,668	373,333 [6]
Mitchell M. Merin	6,394	390,000
Dr. Robert A. Oden, Jr.	4,146	340,000
Marian U. Pardo	5,633	373,333
Frederick W. Ruebeck[7]	4,146	340,000 [8]
James J. Schonbachler	6,394	390,000 [9]
1	A Fund Complex means two or more registered investment companies that (i) hold themselves out to investors as related companies for purposes of investment and investor services or (ii) have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The J.P. Morgan Funds Complex for which the Board of Trustees currently serves includes eleven registered investment companies (135 Funds).
2	Mr. Fisher became a Trustee of the Trust, effective 5/14/18.
3	Mr. Kanner became a Trustee of the Trust, effective 4/7/17.
4	Includes $274,429 of Deferred Compensation.
5	Includes $117,000 of Deferred Compensation.
Includes $117,000 of Deferred Compensation.
6	Includes $93,333 of Deferred Compensation.
7	Effective 1/1/18, Mr. Ruebeck no longer serves as Trustee.
8	Includes $238,000 of Deferred Compensation.
Includes $238,000 of Deferred Compensation.
9	Includes $273,000 of Deferred Compensation.
For a more complete discussion, see the “Trustee Compensation” section in Part II of this SAI.
INVESTMENT ADVISER
Investment Advisory Fees
The table below sets forth the investment advisory fees paid by the following Fund to JPMIM (waived amounts are in parentheses), respectively, as applicable with respect to the fiscal periods indicated (amounts in thousands):
	Fiscal Year Ended
	February 29, 2016		February 28, 2017		February 28, 2018
Fund	Paid	Waived	Paid	Waived	Paid	Waived
Core Bond Fund	$74,585	$(12,529)	$76,074	$(10,849)	$71,537	$(8,877)
For a more complete discussion, see the “Investment Adviser and Sub-Advisers” section in Part II of this SAI.
PORTFOLIO MANAGERS
Portfolio Managers’ Other Accounts Managed*
The following table shows information regarding all of the other accounts for which advisory fees are not based on the performance of the accounts that are managed by each portfolio manager as of February 28, 2018:
Non-Performance Based Fee Advisory Accounts
Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Number of Accounts	Total Assets ($thousand)	Number of Accounts	Total Assets ($thousand)	Number of Accounts	Total Assets ($thousand)
Core Bond Fund
Part I - 10

			Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousand)	Number of Accounts	Total Assets ($thousand)	Number of Accounts	Total Assets ($thousand)
Barbara Miller	9	$14,666,222	2	$11,551,810	10	$ 533,159
Richard Figuly	13	21,027,112	14	5,036,086	15	4,657,835
Peter Simons	11	14,551,667	6	12,521,814	39	9.047,519
The following table shows information on the other accounts managed by each portfolio manager that have advisory fees wholly or partly based on performance as of February 28, 2018.
	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousand)	Number of Accounts	Total Assets ($thousand)	Number of Accounts	Total Assets ($thousand)
Core Bond Fund
Barbara Miller	0	$0	0	$0	0	$ 0
Richard Figuly	0	0	0	0	1	1,060,005
Peter Simons	0	0	0	0	1	106,767
*	The total value and number of accounts managed by a portfolio manager may include sub-accounts of asset allocation, multi-managed and other accounts.
Portfolio Managers — Ownership of Securities
The following table indicates for the Fund the dollar range of shares beneficially owned by each portfolio manager, as of February 28, 2018.
Aggregate Dollar Range of Securities in the Fund
	None	$1-$10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Core Bond Fund
Barbara Miller							X
Richard Figuly							X
Peter Simons							X
For a more complete discussion, see the “Portfolio Manager Compensation” section in Part II of this SAI.
Portfolio Managers’ Compensation
In evaluating each portfolio manager’s performance with respect to the mutual funds he or she manages, the Adviser uses the following indices as benchmarks to evaluate the performance of the portfolio manager with respect to the Fund:
Name of Fund	Benchmark
Core Bond Fund	Bloomberg Barclays U.S. Aggregate Index
Please see the “Portfolio Manager Compensation” section in Part II of this SAI for a description of the structure and method of determining the compensation of the portfolio managers identified in the Risk/Return Summary of the Prospectuses.
Part I - 11

ADMINISTRATOR
Administrator Fees
The table below sets forth the administration, administrative services and co-administration fees paid by the Fund to JPMIM (the amounts waived are in parentheses) for the fiscal years indicated (amounts in thousands).
	Fiscal Year Ended
	February 29, 2016		February 28, 2017		February 28, 2018
Fund	Paid	Waived	Paid	Waived	Paid	Waived
Core Bond Fund	$17,766	$(6,031)	$17,735	$(6,008)	$16,651	$(5,181)
For a more complete discussion, see the “Administrator” section in Part II of this SAI.
FUND ACCOUNTING AGENT
Fund Accounting Fees
The table below sets forth the fund accounting fees paid by the Fund to JPMorgan Chase Bank for the fiscal years indicated (amounts in thousands):
	Fiscal Year Ended
Fund	February 29, 2016	February 28, 2017	February 28, 2018
Core Bond Fund	$902	$1,214	$1,150
For more information, see the “Custody and Fund Accounting Fees and Expenses” section in Part II of this SAI.
DISTRIBUTOR
Compensation Paid to JPMDS
The following table describes the compensation paid to the principal underwriter, JPMDS, for the fiscal year ended February 28, 2018 (amounts have been rounded to the nearest whole number).
Fund	Total Underwriting Discounts and Commissions	Compensation on Redemptions and Repurchases	Brokerage Commissions	Other Compensation*
Core Bond Fund	$206,934	$130,045	$2	$12,176,581
*	Fees paid by the Fund pursuant to Rule 12b-1 are provided in the “Distribution Fees” section below.
The table below sets forth the aggregate amount of underwriting commissions retained by JPMDS from the Fund with respect to the fiscal years indicated.
Funds	Fiscal Year Ended 2/29/16	Fiscal Year Ended 2/28/17	Fiscal Year Ended 2/28/18
Core Bond Fund	$642,705	$524,233	$206,934
For more information on JPMDS, see the “Distributor” section in Part II of this SAI.
Distribution Fees
Since the Class T Shares have not commenced operations as of the date of this SAI, the Fund has not paid any distribution fees with respect to Class T Shares.
For a more complete discussion, see the “Distribution Plan” section in Part II of this SAI.
SHAREHOLDER SERVICING
Service Fees
Under the Shareholder Servicing Agreement, the Fund has agreed to pay JPMDS, for providing shareholder services and other related services, a fee at the following annual rates (expressed as a percentage of the average daily net asset value (“NAV”) of Fund shares owned by or for shareholders):
Class T	Up to 0.25%
Since the Class T Shares have not commenced operations as of the date of this SAI, the Fund has not paid any Service Fees with respect to Class T Shares.
Part I - 12

For a more complete discussion, see the “Shareholder Servicing” section in Part II of this SAI.
BROKERAGE AND RESEARCH SERVICES
Brokerage Commissions
The Fund paid the following brokerage commissions for the indicated fiscal years:
Fiscal Year Ended
Fund	February 29, 2016	February 28, 2017	February 28, 2018
Core Bond Fund
Total Brokerage Commissions	$—	$—	$—
Brokerage Commissions to Affiliated Broker/Dealers	—	—	—
For a more complete discussion, see the “Portfolio Transactions” section in Part II of this SAI.
Broker Research
For the fiscal year ended February 28, 2018, the Adviser allocated brokerage commissions to brokers who provided broker research including third party research for the Fund as follows:
Fund Name	Amount
Core Bond Fund	$0
Securities of Regular Broker-Dealers
As of February 28, 2018, the Fund owned securities of their regular broker-dealers (or parents) as shown below (amounts in thousands):
Fund	Name of Broker-Dealer	Value of Securities Owned (000's)
Core Bond Fund	ABN AMRO Inc.	$ 21,133
	Bank of America Corporation	208,993
	Barclays Capital Inc.	37,284
	Citigroup Global Markets Inc.	134,803
	Credit Suisse First Boston LLC	48,946
	Deutsche Bank AG	23,776
	Goldman Sachs and Company	217,760
	HSBC Securities Inc.	88,079
	Morgan Stanley	182,797
	Royal Bank of Scotland Group	6,117
	UBS Financial Services Inc.	18,926
For a more complete discussion, see the “Portfolio Transactions” section in Part II of this SAI.
FINANCIAL INTERMEDIARIES
Other Cash Compensation Payments
During the fiscal year ended February 28, 2018, JPMIM, Security Capital Research & Marketing, Incorporated (SCR&M) and JPMAAM paid approximately $251,869,750, $13,413 and $102,129 respectively for all of the J.P. Morgan Funds pursuant to written agreements with Financial Intermediaries (including both FINRA members and non-members) including written agreements for sub-transfer agency and/or omnibus accounting services (collectively, “Omnibus Sub-Accounting”) and networking. For a more complete discussion, see the “Additional Compensation to Financial Intermediaries” section in Part II of this SAI.
Finders’ Fee Commissions
The Class T Shares do not pay finders’ fees.
Part I - 13

Finders’ Fees Paid By Distributor
For the fiscal year ended February 28, 2018, JPMDS paid approximately $12,149,692 in finders’ fees for all J.P. Morgan Funds. For a more complete discussion, see the “Additional Cash Compensation to Financial Intermediaries” section in Part II of this SAI.
TAX MATTERS
Capital Loss Carryforwards
For Federal income tax purposes, the Fund did not have any capital loss carryforwards for the fiscal year ended February 28, 2018.
Capital Loss Carryforward Character
Fund	Short-Term	Long-Term
Core Bond Fund	$—	$—
PORTFOLIO HOLDINGS DISCLOSURE
A list of the entities that receive the Fund’s portfolio holdings information, the frequency with which it is provided to them and the length of the lag between the date of the information and the date it is disclosed is provided below:
Core Bond Fund
Bloomberg LP	Monthly	30 days after month end
Factset	Monthly	5 days after month end
JPMorgan Chase & Co.	Monthly	30 days after month end
Lipper, Inc.	Monthly	30 days after month end
MorningStar Inc.	Monthly	30 days after month end
The McGraw Hill Companies — Standard & Poor’s Corporation	Monthly	30 days after month end
Vickers Stock Research Corp.	Monthly	30 days after month end
Advisor Edge/Roger Casey	Quarterly	30 days after quarter end
Jeffrey Slocum & Associates	Quarterly	30 days after quarter end
Wells Fargo Wealth Management	Quarterly	30 days after quarter end
Raymond James	Quarterly	10 days after quarter end
Lockwood Advisors	Quarterly	30 days after quarter end
Akzo Nobel	Monthly	30 days after month end
UBS	Monthly	30 days after month end
Wilshire Associates	Quarterly	5 days after quarter end
For a more complete discussion, see the “Portfolio Holdings Disclosure” section in Part II of this SAI.
SHARE OWNERSHIP
Trustees and Officers. As of December 31, 2017, the officers and Trustees, as a group, owned less than 1% of the shares of any class of each Fund.
Principal Holders. Since the Class T Shares of the Fund have not commenced operations as of the date of this SAI, no persons are owners of record of Class T Shares.
FINANCIAL STATEMENTS
The Financial Statements of the Fund are incorporated by reference into this SAI. The Financial Statements for the fiscal year ended February 28, 2018 have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm to the Fund, as indicated in its report with respect thereto, and are incorporated herein by reference in reliance of said firm, given on the authority of said firm as experts in accounting and auditing. These Financial Statements are available without charge upon request by calling J.P. Morgan Funds Services at 1-800-480-4111.
Part I - 14

J.P. MORGAN INCOME FUNDS
STATEMENT OF ADDITIONAL INFORMATION, PART I
July 1, 2018
JPMORGAN TRUST I (“JPMT I”)
JPMorgan Strategic Income Opportunities Fund (the “Strategic Income Opportunities Fund”)
Class T/*
JPMorgan Total Return Fund (the “Total Return Fund”)
Class T/*
JPMorgan Unconstrained Debt Fund (the “Unconstrained Debt Fund”)
Class T/*
JPMORGAN TRUST II (“JPMT II”)
JPMorgan Core Plus Bond Fund (the “Core Plus Bond Fund”)
Class T/*
JPMorgan High Yield Fund (the “High Yield Fund”)
Class T/*
JPMorgan Mortgage-Backed Securities Fund (the “Mortgage-Backed Securities Fund”)
Class T/*
(each a “Fund” and collectively, the “Funds”)
*	The share class is currently not offered to the public.
This Statement of Additional Information (“SAI”) is not a prospectus but contains additional information which should be read in conjunction with the prospectus for the Funds dated February 28, 2018 for Class T Shares, as supplemented from time to time (“Prospectus”). Additionally, this SAI incorporates by reference the financial statements dated February 28, 2018 included in the annual Shareholder Reports (collectively, “Financial Statements”). The Prospectus and the Financial Statements, including the Independent Registered Public Accounting Firm’s Report, are available without charge upon request by contacting JPMorgan Distribution Services, Inc. (“JPMDS” or the “Distributor”), the Funds’ distributor, at 1111 Polaris Parkway, Columbus, Ohio 43240.
This SAI is divided into two Parts – Part I and Part II. Part I of this SAI contains information that is particular to each Fund. Part II of this SAI contains information that generally applies to the Funds and other J.P. Morgan Funds. For more information about the Funds or the Financial Statements, simply write or call:
J.P. Morgan Funds Services
P.O Box 8528
Boston, MA 02266-8528
1-800-480-4111
SAI-INCT-718

Part I
PLEASE SEE PART II OF THIS SAI FOR ITS TABLE OF CONTENTS

GENERAL
The Trusts and the Funds
JPMorgan Trust I (“JPMT I”) is an open-end, management investment company formed as a statutory trust under the laws of the State of Delaware on November 12, 2004, pursuant to a Declaration of Trust dated November 5, 2004, as subsequently amended. The following Funds are series of JPMT I:
JPMorgan Strategic Income Opportunities Fund
JPMorgan Total Return Fund
JPMorgan Unconstrained Debt Fund
The remaining Funds in this SAI are series of JPMorgan Trust II (“JPMT II”). JPMT II is an open-end, management investment company formed as a statutory trust under the laws of the State of Delaware on November 12, 2004, pursuant to a Declaration of Trust dated November 5, 2004. Each of the Funds which are a series of JPMT II was formerly a series of One Group Mutual Funds, a Massachusetts business trust which was formed on May 23, 1985. At shareholder meetings held on January 20, 2005 and February 3, 2005, shareholders of One Group Mutual Funds approved the redomiciliation of One Group Mutual Funds as a Delaware statutory trust to be called JPMorgan Trust II. The redomiciliation was effective after the close of business on February 18, 2005.
Fund Names. Prior to February 19, 2005, certain JPMT I and JPMT II Funds had the following names listed below corresponding to their current names:
Former Name	Current Name
One Group Income Bond Fund	JPMorgan Core Plus Bond Fund
One Group High Yield Bond Fund	JPMorgan High Yield Fund*
One Group Mortgage-Backed Securities Fund	JPMorgan Mortgage-Backed Securities Fund
*	Prior to September 14, 2009, the JPMorgan High Yield Fund was named the JPMorgan High Yield Bond Fund.
2009 J.P. Morgan Funds Mergers. After the close of business on June 26, 2009, two series of the J.P. Morgan Funds merged with and into the Funds listed below. The following list identifies the target funds and the surviving funds.
Target Funds	Surviving Funds
JPMorgan Bond Fund	JPMorgan Core Plus Bond Fund
Share Classes
Share Classes. Shares in the Funds of the Trusts are generally offered in multiple classes. The following chart shows the share classes offered by each of the Funds as of the date of this SAI:
Fund	Class A	Class C	Class I	Class T*	Class L	Class R2	Class R3	Class R4	Class R5	Class R6
Core Plus Bond Fund	X	X	X	X	X	X	X	X	X	X
High Yield Fund	X	X	X	X		X	X	X	X	X
Mortgage-Backed Securities Fund	X	X	X	X						X
Strategic Income Opportunities Fund	X	X	X	X					X	X
Total Return Fund	X	X	X	X		X			X	X
Unconstrained Debt Fund	X	X	X	X		X			X	X
*	The share class is not currently offered to the public.
The shares of the Funds are collectively referred to in this SAI as the “Shares.”
Miscellaneous
This SAI describes the financial history, investment strategies and policies, management and operation of each of the Funds in order to enable investors to select the Fund or Funds which best suit their needs.
Part I - 1

Capitalized terms not otherwise defined herein have the meanings accorded to them in the applicable Prospectus. The Funds’ executive offices are located at 270 Park Avenue, New York, NY 10017.
This SAI is divided into two Parts – Part I and Part II. Part I of this SAI contains information that is particular to each Fund. Part II of this SAI contains information that generally applies to the Funds and other series representing separate investment funds or portfolios of JPMT I, JPMT II, JPMorgan Trust III (“JPMT III”), JPMorgan Trust IV (“JPMT IV”), J.P. Morgan Mutual Fund Investment Trust (“JPMMFIT”), J.P. Morgan Fleming Mutual Fund Group, Inc. (“JPMFMFG”) and Undiscovered Managers Funds (“UMF”) (each a “J.P. Morgan Fund”, and together with the Funds, the “J.P. Morgan Funds”). Throughout this SAI, JPMT I, JPMT II, JPMT III, JPMT IV, JPMMFIT, JPMFMFG and UMF are each referred to as a “Trust” and collectively, as the “Trusts.” Each Trust’s Board of Trustees, or Board of Directors in the case of JPMFMFG, is referred to herein as the “Board of Trustees,” and each trustee or director is referred to as a “Trustee.”
The Funds are advised by J.P. Morgan Investment Management Inc. (“JPMIM”). Certain other of the J.P. Morgan Funds are advised by J.P. Morgan Alternative Asset Management Inc. (“JPMAAM”) and/or sub-advised by J.P. Morgan Private Investment Inc. (“JPMPI”), or Fuller & Thaler Asset Management, Inc. (“Fuller & Thaler”). JPMIM, JPMPI and JPMAAM are also referred to herein as the “Advisers” and, individually, as the “Adviser.” JPMPI and Fuller & Thaler are also referred to herein as the “Sub-Advisers” and, individually, as the “Sub-Adviser” and JPMIM became the investment adviser for certain other of the J.P. Morgan Funds that were previously advised by JPMorgan Investment Advisors Inc.
Investments in the Funds are not deposits or obligations of, nor guaranteed or endorsed by, JPMorgan Chase Bank, N.A. (“JPMorgan Chase Bank”), an affiliate of the Adviser, or any other bank. Shares of the Funds are not federally insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other governmental agency. An investment in a Fund is subject to risk that may cause the value of the investment to fluctuate, and when the investment is redeemed, the value may be higher or lower than the amount originally invested by the investor.
The Funds, except the Strategic Income Opportunities Fund and the Unconstrained Debt Fund, are not subject to registration or regulation as a “commodity pool operator” as defined in the Commodity Exchange Act because the Funds have claimed an exclusion from that definition. The Strategic Income Opportunities Fund and the Unconstrained Debt Fund are subject to regulation under the Commodity Exchange Act.
INVESTMENT POLICIES
The following investment policies have been adopted by each Trust with respect to the applicable Funds. The investment policies listed below under the heading “Fundamental Investment Policies” are “fundamental” policies which, under the Investment Company Act of 1940, as amended (the “1940 Act”), may not be changed without the vote of a majority of the outstanding voting securities of a Fund, as such term is defined in “Additional Information” in Part II of this SAI. All other investment policies of a Fund (including, with respect to series of JPMT I, the Fund’s investment objectives) are non-fundamental, unless otherwise designated in the Prospectuses or herein, and may be changed by the Trustees of the Fund without shareholder approval. In this respect, certain Funds have an 80% investment policy which is described in such Fund’s Prospectuses. In calculating assets for purposes of each Fund’s 80% investment policy, assets are net assets plus the amount of borrowings for investment purposes. This policy may be changed by the Board of Trustees without shareholder approval unless such policy is specifically identified as a fundamental policy. However, the applicable Fund will provide shareholders with written notice at least 60 days prior to a change in a non-fundamental 80% investment policy.
Except for the restriction on borrowings set forth in fundamental investment policies (3)(a) and (b) under “Investment Policies of Funds that are Series of JPMT I” and fundamental investment policies and policy (8) under “Investment Policies of Funds that are Series of JPMT II” (collectively, the “Borrowing Policies”), the percentage limitations contained in the policies below apply at the time of purchase of the securities. If a percentage or rating restriction on investment or use of assets set forth in a fundamental investment policy or a non-fundamental investment policy or in a Prospectus is adhered to at the time of investment, later changes in percentage resulting from any cause other than actions by the Fund will not be considered a violation. With respect to the Borrowing Policies, a Fund may borrow from any bank, provided that immediately after any such borrowing there is an asset coverage of at least 300% for all borrowings by a Fund and provided further, that in the event that such asset coverage shall at any time fall below 300%, a Fund shall, within three days (not including Sundays and holidays) thereafter or such longer period as the Securities and Exchange Commission (“SEC”) may prescribe by rules and
Part I - 2

regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowing shall be at least 300%. If the value of the Fund’s holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Funds’ Adviser will consider what actions, if any, are appropriate to maintain adequate liquidity.
Fundamental investment policies (2)(a) and (b) under “Investment Policies of Funds that are Series of JPMT I” and fundamental investment policies and policy (10) under “Investment Policies of Funds that are Series of JPMT II” shall be interpreted based upon no-action letters and other pronouncements of the staff of the SEC. Generally, the 1940 Act limits a Fund’s ability to borrow money on a non-temporary basis if such borrowings constitute “senior securities.” As noted in “Investment Strategies and Policies – Miscellaneous Investment Strategies and Risks — Borrowings” in SAI Part II, in addition to temporary borrowing, a Fund may borrow from any bank, provided that immediately after any such borrowing there is an asset coverage of at least 300% for all borrowings by a Fund and provided further, that in the event that such asset coverage shall at any time fall below 300%, a Fund shall, within three days (not including Sundays and holidays) thereafter or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowing shall be at least 300%. A Fund may also borrow money or engage in economically similar transactions if those transactions do not constitute “senior securities” under the 1940 Act. Under current pronouncements, certain Fund positions (e.g., reverse repurchase agreements) are excluded from the definition of “senior security” so long as a Fund maintains adequate cover, segregation of assets or otherwise. Similarly, a short sale will not be considered a senior security if a Fund takes certain steps contemplated by SEC staff pronouncements, such as ensuring the short sale transaction is adequately covered.
For purposes of fundamental investment restrictions regarding industry concentration, a Fund may not invest more than 25% of its total assets, taken at market value, in the securities of issuers primarily engaged in any particular industry (other than securities issued or guaranteed by the U.S. government, any state or territory of the U.S., its agencies, instrumentalities or political subdivisions). For purposes of fundamental investment policies regarding industry concentration, an Adviser may classify issuers by industry in accordance with classifications set forth in the Directory of Companies Filing Annual Reports with the SEC or other sources. In the absence of such classification or if an Adviser determines in good faith based on its own information that the economic characteristics affecting a particular issuer make it more appropriate to be considered engaged in a different industry, an Adviser may classify an issuer accordingly. Accordingly, the composition of an industry or group of industries may change from time to time. For purposes of fundamental investment policies involving industry concentration, “group of industries” means a group of related industries, as determined in good faith by the Adviser, based on published classifications or other sources.
Investment Policies of Funds that are Series of JPMT I
Fundamental Investment Policies
(1) The Strategic Income Opportunities Fund and the Total Return Fund may not purchase securities of any issuer if such purchase would not be consistent with the maintenance of the Fund’s status as a diversified company under the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time;
(2) (a) The Strategic Income Opportunities Fund and the Total Return Fund may not purchase the securities of any issuer if, as a result more than 25% of the Fund’s total assets would be invested in securities of one or more issuers whose principal business activities are in the same industry. This policy does not apply to investments in other registered investment companies in the same “group of investment companies” as that term is defined in Section 12(d)(1)(G) of the 1940 Act, securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or repurchase agreements secured thereby, and futures and options transactions issued or guaranteed by the U.S. government or any of its agencies or instrumentalities.
(b) The Unconstrained Debt Fund may not purchase any security which would cause the Fund to concentrate its investments in the securities of issuers primarily engaged in any particular industry or group of industries except as permitted by the SEC. This restriction does not apply to investments in securities issued or guaranteed by the U.S. government, any state or territory of the U.S. its agencies, instrumentalities, or political subdivisions, or repurchase agreements secured thereby, and futures and options transactions issued or guaranteed by any of the foregoing;
Part I - 3

(3) (a) The Unconstrained Debt Fund may not issue senior securities, except as permitted under the 1940 Act or any rule, order or interpretation thereunder;
(b) The Strategic Income Opportunities Fund and the Total Return Fund may not issue senior securities (as defined in the 1940 Act) except with respect to any permissible borrowings;
(4) The Strategic Income Opportunities Fund, the Total Return Fund and the Unconstrained Debt Fund may not borrow money, except to the extent permitted by applicable law;
(5) (a) The Unconstrained Debt Fund may not underwrite securities of other issuers, except to the extent that a Fund, in disposing of portfolio securities, may be deemed an underwriter within the meaning of the Securities Act of 1933 Act (the “1933 Act”), as amended;
(b) The Strategic Income Opportunities Fund and the Total Return Fund may not underwrite the securities of other issuers except to the extent that the Fund may be deemed to be an underwriter under certain securities laws in the disposition of “restricted securities.”
(6) (a) The Unconstrained Debt Fund may not purchase or sell real estate, except that, to the extent permitted by applicable law, a Fund may: (a) invest in securities or other instruments directly or indirectly secured by real estate, and (b) invest in securities or other instruments issued by issuers that invest in real estate;
(b) The Strategic Income Opportunities Fund and the Total Return Fund may not purchase or sell real estate; however, the Fund may, to the extent consistent with its investment objective, purchase securities secured by real estate or interests therein or securities issued by companies investing in real estate or interests therein;
(7) The Unconstrained Debt Fund may not purchase or sell commodities or commodity contracts unless acquired as a result of ownership of securities or other instruments issued by persons that purchase or sell commodities or commodities contracts; but this shall not prevent the Fund from purchasing, selling and entering into financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), options on financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), warrants, swaps, forward contracts, foreign currency spot and forward contracts or other derivative instruments including derivatives related to physical commodities or investments in exchange traded funds, investment companies, and pooled investment vehicles that invest in commodities or commodity futures including those structured as grantor trusts;
(8) The Strategic Income Opportunities Fund and the Total Return Fund may not purchase physical commodities or contracts relating to physical commodities, except as permitted under the 1940 Act, or operate as a commodity pool, in each case as interpreted or modified by regulatory authority having jurisdiction, from time to time.
(9) The Strategic Income Opportunities Fund, the Total Return Fund and the Unconstrained Debt Fund may make loans to other persons, in accordance with a Fund’s investment objective and policies and to the extent permitted by applicable law.
Non-Fundamental Investment Policies. The investment policies described below are non-fundamental policies of the Total Return Fund and the Strategic Income Opportunities Fund and may be changed by the Board of Trustees without shareholder approval.
The Funds:
(1) May not acquire any illiquid securities, such as repurchase agreements with more than seven days to maturity or fixed time deposits with a duration of over seven calendar days, if as a result thereof, more than 15% of the market value of the Fund’s net assets would be in investments which are illiquid;
(2) May not purchase or sell interests in oil, gas or mineral leases; and
(3) May not acquire the securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.
The investment policies described below are non-fundamental policies of the Unconstrained Debt Fund, and may be changed by the Trustees of the Funds without shareholder approval. These non-fundamental investment policies require that the Funds:
Part I - 4

(1) May not acquire any illiquid securities, such as repurchase agreements with more than seven days to maturity or fixed time deposits with a duration of over seven calendar days, if as a result thereof, more than 15% of the market value of a Fund’s net assets would be in investments which are illiquid;
(2) May not make short sales of securities other than short sales “against the box”, maintain a short position, or purchase securities on margin except for short-term credits necessary for clearance of portfolio transactions, provided that this policy will not be applied to limit the use of options, futures contracts and relation options, in the manner otherwise permitted by the investment restrictions, policies and investment program of a Fund. No Fund has the current intention of making short sales against the box. This policy shall not be deemed to be applicable to the purchase or sale of when-issued or delayed delivery securities, or to short sales that are covered in accordance with SEC rules;
(3) May not acquire securities of other investment companies, except as permitted by the 1940 Act or any order pursuant thereto;
(4) May not purchase or sell interests in oil, gas or mineral leases;
(5) May not acquire the securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act; and
Investment Policies of Funds that are Series of JPMT II
Fundamental Investment Policies
(1) Each of the Funds may not purchase securities of any issuer if such purchase would not be consistent with the maintenance of the Fund’s status as a diversified company under the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.
(2) (a) Core Plus Bond Fund and High Yield Fund may not purchase any securities that would cause more than 25% of the total assets of a Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in the obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities and repurchase agreements involving such securities. For purposes of this limitation (i) utilities will be divided according to their services (for example, gas, gas transmission, electric and telephone will each be considered a separate industry); and (ii) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents.
(b) Mortgaged Backed Securities Fund may not purchase any securities that would cause more than 25% of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in (i) mortgage-backed securities; or (ii) the obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities and repurchase agreements involving such securities. For purposes of this limitation (i) utilities will be divided according to their services (for example, gas, gas transmission, electric and telephone will each be considered a separate industry); and (ii) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents.
(3) Each of the Funds may not make loans, except that a Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; (iii) engage in securities lending as described in the Prospectuses and the Statement of Additional Information; and (iv) make loans to the extent permitted by an order issued by the SEC.
(4) Each of the Funds may not purchase securities on margin or sell securities short.
(5) Each of the Funds may not underwrite the securities of other issuers except to the extent that a Fund may be deemed to be an underwriter under certain securities laws in the disposition of “restricted securities.”
(6) Each of the Funds may not purchase physical commodities or contracts relating to physical commodities, except as permitted under the 1940 Act, or operate as a commodity pool, in each case as interpreted or modified by regulatory authority having jurisdiction, from time to time.
Part I - 5

(7) Each of the Funds may not purchase participation or other direct interests in oil, gas or mineral exploration or development programs (although investments by all Funds in marketable securities of companies engaged in such activities are not hereby precluded).
(8) Each of the Funds may not borrow money, except to the extent permitted under the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time or as permitted by order or interpretation of the SEC.
(9) Each of the Funds may not purchase securities of other investment companies except as permitted by the 1940 Act and rules, regulations and applicable exemptive relief thereunder.
(10) Each of the Funds may not issue senior securities except with respect to any permissible borrowings.
(11) Each of the Funds may not purchase or sell real estate (however, each Fund may, to the extent appropriate to its investment objective, purchase securities secured by real estate or interests therein or securities issued by companies investing in real estate or interests therein).
Non-Fundamental Investment Policies. The following investment policies are non-fundamental except as noted otherwise and therefore can be changed by the Board of Trustees without prior shareholder approval.
No Fund may:
(1)	Invest in illiquid securities in an amount exceeding, in the aggregate 15% of the Fund’s net assets. An illiquid security is a security which cannot be disposed of promptly (within seven days) and in the usual course of business without a loss, and includes repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists.
(2)	Acquire the securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.
INVESTMENT PRACTICES
The Funds invest in a variety of securities and employ a number of investment techniques. What follows is a list of some of the securities and techniques which may be utilized by the Funds. For a more complete discussion, see the “Investment Strategies and Policies” section in Part II of this SAI.
FUND NAME	FUND CODE
Core Plus Bond Fund	1
High Yield Fund	2
Mortgage-Backed Securities Fund	3
Strategic Income Opportunities Fund	4
Total Return Fund	5
Unconstrained Debt Fund	6

Instrument	Fund Code	Part II Section Reference
Adjustable Rate Mortgage Loans (“ARMs”): Loans in a mortgage pool which provide for a fixed initial mortgage interest rate for a specified period of time, after which the rate may be subject to periodic adjustments.	1, 2, 4-6	Mortgage-Related Securities
Asset-Backed Securities: Securities secured by company receivables, home equity loans, truck and auto loans, leases and credit card receivables or other securities backed by other types of receivables or other assets.	1-6	Asset-Backed Securities
Auction Rate Securities: Auction rate municipal securities and auction rate preferred securities issued by closed-end investment companies.	1-6	Auction Rate Securities
Part I - 6

Instrument	Fund Code	Part II Section Reference
Bank Obligations: Bankers’ acceptances, certificates of deposit and time deposits. Bankers’ acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Maturities are generally six months or less. Certificates of deposit are negotiable certificates issued by a bank for a specified period of time and earning a specified return. Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds.	1-6	Bank Obligations
Borrowings: A Fund may borrow for temporary purposes and/or for investment purposes. Such a practice will result in leveraging of a Fund’s assets and may cause a Fund to liquidate portfolio positions when it would not be advantageous to do so. A Fund must maintain continuous asset coverage of 300% of the amount borrowed, with the exception for borrowings not in excess of 5% of the Fund’s total assets made for temporary administrative purposes.	1-6	Miscellaneous Investment Strategies and Risks
Brady Bonds: Securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings.	1, 4-6	Foreign Investments (including Foreign Currencies)
Call and Put Options: A call option gives the buyer the right to buy, and obligates the seller of the option to sell a security at a specified price at a future date. A put option gives the buyer the right to sell, and obligates the seller of the option to buy a security at a specified price at a future date. A Fund will sell only covered call and secured put options.	1-6	Options and Futures Transactions
Commercial Paper: Secured and unsecured short-term promissory notes issued by corporations and other entities. Maturities generally vary from a few days to nine months.	1-6	Commercial Paper
Commodity-Linked Derivatives: Securities whose value derives from the price of a commodity, including commodity futures and commodity options.	4-6	Miscellaneous Investment Strategies and Risk
Common Stock: Shares of ownership of a company.	1, 2, 4-6	Equity Securities, Warrants and Rights
Common Stock Warrants and Rights: Securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price.	1, 2, 4-6	Equity Securities, Warrants and Rights
Convertible Securities: Bonds or preferred stock that can convert to common stock including contingent convertible securities.	1-6	Convertible Securities
Corporate Debt Securities: May include bonds and other debt securities of domestic and foreign issuers, including obligations of industrial, utility, banking and other corporate issuers.	1-6	Debt Instruments
Credit Default Swaps (“CDSs”): A swap agreement between two parties pursuant to which one party pays the other a fixed periodic coupon for the specified life of the agreement. The other party makes no payment unless a credit event, relating to a predetermined reference asset, occurs. If such an event occurs, the party will then make a payment to the first party, and the swap will terminate.	1-6	Swaps and Related Swap Products
Part I - 7

Instrument	Fund Code	Part II Section Reference
Custodial Receipts: A Fund may acquire securities in the form of custodial receipts that evidence ownership of future interest payments, principal payments or both on certain U.S. Treasury notes or bonds in connection with programs sponsored by banks and brokerage firms. These are not considered to be U.S. government securities. These notes and bonds are held in custody by a bank on behalf of the owners of the receipts.	1-6	Custodial Receipts
Demand Features: Securities that are subject to puts and standby commitments to purchase the securities at a fixed price (usually with accrued interest) within a fixed period of time following demand by a Fund.	1-4	Demand Features
Emerging Market Securities: Securities issued by issuers or governments in countries with emerging economies or securities markets which may be undergoing significant evolution or rapid development.	1-6	Foreign Investments (including Foreign Currencies)
Exchange Traded Funds (“ETFs”): Ownership interest in unit investment trusts, depositary receipts, and other pooled investment vehicles that hold a portfolio of securities or stocks designed to track the price performance and dividend yield of a particular broad-based, sector or international index. ETFs include a wide range of investments.	1-6	Investment Company Securities and Exchange Traded Funds
Foreign Currency Transactions: Strategies used to hedge against interest rate and currency risks, for other risk management purposes or to increase income or gain to a Fund. These strategies may consist of use of any of the following: options on currencies, currency futures, options on such futures, forward foreign currency transactions (including non-deliverable forwards (“NDFs”)), forward rate agreements and currency swaps, caps and floors. Certain Funds may engage in such transactions in both U.S. and non-U.S. markets.	1, 4-6	Foreign Investments (including Foreign Currencies)
Foreign Investments: Equity and debt securities (e.g., bonds and commercial paper) of foreign entities and obligations of foreign branches of U.S. banks and foreign banks. Foreign securities may also include American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), European Depositary Receipts (“EDRs”) and American Depositary Securities.	1-6	Foreign Investments (including Foreign Currencies)
High Yield/High Risk Securities/Junk Bonds: Securities that are generally rated below investment grade by the primary rating agencies or are unrated but deemed by a Fund’s Adviser to be of comparable quality.	1, 2, 4-6	Debt Instruments
Inflation-Linked Debt Securities: Fixed and floating rate debt securities of varying maturities issued by the U.S. government as well as securities issued by other entities such as corporations, foreign governments and foreign issuers.	1-6	Debt Instruments
Initial Public Offerings (“IPO”): A transaction in which a previously private company makes its first sale of stock to the public.	6	Equity Securities, Warrants and Rights
Interfund Lending: Involves lending money and borrowing money for temporary purposes through a credit facility.	1-6	Miscellaneous Investment Strategies and Risks
Part I - 8

Instrument	Fund Code	Part II Section Reference
Inverse Floating Rate Instruments: Leveraged variable debt instruments with interest rates that reset in the opposite direction from the market rate of interest to which the inverse floater is indexed.	1-6	Inverse Floaters and Interest Rate Caps
Investment Company Securities: Shares of other investment companies, including money market funds for which the adviser and/or its affiliates serve as investment adviser or administrator. The adviser will waive certain fees when investing in funds for which it serves as investment adviser, to the extent required by law or by contract.	1-6	Investment Company Securities and Exchange Traded Funds
Loan Assignment and Participations: Assignments of, and participations in, all or a portion of loans to corporations or to governments, including governments of less developed countries.	1-6	Loans
Mortgages (Directly Held): Debt instruments secured by real property.	1-6	Mortgage-Related Securities
Mortgage-Backed Securities: Debt obligations secured by real estate loans and pools of loans such as collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities (“CMBS”), and other asset-backed structures.	1-6	Mortgage-Related Securities
Mortgage Dollar Rolls: A transaction in which a Fund sells securities for delivery in a current month and simultaneously contracts with the same party to repurchase similar but not identical securities on a specified future date.	1-6	Mortgage-Related Securities
Municipal Securities: Securities issued by a state or political subdivision to obtain funds for various public purposes. Municipal securities include, among others, private activity bonds and industrial development bonds, as well as general obligation notes, tax anticipation notes, bond anticipation notes, revenue anticipation notes, other short-term tax-exempt obligations, municipal leases, obligations of municipal housing authorities and single family revenue bonds.	1-6	Municipal Securities
New Financial Products: New options and futures contracts and other financial products continue to be developed and a Fund may invest in such options, contracts and products.	1-6	Miscellaneous Investment Strategies and Risks
Obligations of Supranational Agencies: Obligations which are chartered to promote economic development and are supported by various governments and governmental agencies.	1, 2, 4-6	Foreign Investments (including Foreign Currencies)
Options and Futures Transactions: A Fund may purchase and sell (a) exchange traded and over-the-counter put and call options on securities, indexes of securities and futures contracts on securities and indexes of securities, and interest rate futures contracts and interest rate swaps and (b) futures contracts on securities and indexes of securities.	1-6	Options and Futures Transactions
Preferred Stock: A class of stock that generally pays a dividend at a specified rate and has preference over common stock in the payment of dividends and in liquidation.	1-6	Equity Securities, Warrants and Rights
Private Placements, Restricted Securities and Other Unregistered Securities: Securities not registered under the Securities Act of 1933, such as privately placed commercial paper and Rule 144A securities.	1-6	Miscellaneous Investment Strategies and Risks
Part I - 9

Instrument	Fund Code	Part II Section Reference
Real Estate Investment Trusts (“REITs”): Pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interest.	1-6	Real Estate Investment Trusts
Repurchase Agreements: The purchase of a security and the simultaneous commitment to return the security to the seller at an agreed upon price on an agreed upon date. This is treated as a loan.	1-6	Repurchase Agreements
Reverse Repurchase Agreements: The sale of a security and the simultaneous commitment to buy the security back at an agreed upon price on an agreed upon date. This is treated as a borrowing by a Fund.	1-5	Reverse Repurchase Agreements
Securities Issued in Connection with Reorganizations and Corporate Restructurings: In connection with reorganizing or restructuring of an issuer, an issuer may issue common stock or other securities to holders of its debt securities.	1-6	Miscellaneous Investment Strategies and Risks
Securities Lending: The lending of up to 33 1⁄3% of a Fund’s total assets. In return, a Fund will receive cash, other securities, and/or letters of credit as collateral.	1-3	Securities Lending
Short Selling: A Fund sells a security it does not own in anticipation of a decline in the market value of the security. To complete the transaction, a Fund must borrow the security to make delivery to the buyer. A Fund is obligated to replace the security borrowed by purchasing it subsequently at the market price at the time of replacement.	4-6	Short Selling
Short-Term Funding Agreements: Agreements issued by banks and highly rated U.S. insurance companies such as Guaranteed Investment Contracts (“GICs”) and Bank Investment Contracts (“BICs”).	1-6	Short-Term Funding Agreements
Sovereign Obligations: Investments in debt obligations issued or guaranteed by a foreign sovereign government or its agencies, authorities or political subdivisions.	1, 4-6	Foreign Investments (including Foreign Currencies)
Stripped Mortgage-Backed Securities: Derivative multi-class mortgage securities which are usually structured with two classes of shares that receive different proportions of the interest and principal from a pool of mortgage assets. These include Interest- Only (“IO”) and Principal-Only (“PO”) securities issued outside a Real Estate Mortgage Investment Conduit (“REMIC”) or CMO structure.	1, 3-6	Mortgage-Related Securities
Structured Investments: A security having a return tied to an underlying index or other security or asset class. Structured investments generally are individually negotiated agreements and may be traded over-the-counter. Structured investments are organized and operated to restructure the investment characteristics of the underlying security.	1-6	Structured Investments
Swaps and Related Swap Products: Swaps involve an exchange of obligations by two parties. Caps and floors entitle a purchaser to a principal amount from the seller of the cap or floor to the extent that a specified index exceeds or falls below a predetermined interest rate or amount. A Fund may enter into these transactions to manage its exposure to changing interest rates and other factors.	1-6	Swaps and Related Swap Products
Part I - 10

Instrument	Fund Code	Part II Section Reference
Synthetic Variable Rate Instruments: Instruments that generally involve the deposit of a long-term tax exempt bond in a custody or trust arrangement and the creation of a mechanism to adjust the long-term interest rate on the bond to a variable short-term rate and a right (subject to certain conditions) on the part of the purchaser to tender it periodically to a third party at par.	1, 4-6	Swaps and Related Swap Products
Temporary Defensive Positions: To respond to unusual circumstances a Fund may invest in cash and cash equivalents for temporary defensive purposes.	1-6	Miscellaneous Investment Strategies and Risks
Treasury Receipts: A Fund may purchase interests in separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks or brokerage firms and that are created by depositing U.S. Treasury notes and U.S. Treasury bonds into a special account at a custodian bank. Receipts include Treasury Receipts (“TRs”), Treasury Investment Growth Receipts (“TIGRs”), and Certificates of Accrual on Treasury Securities (“CATS”).	1-6	Treasury Receipts
Trust Preferreds: Securities with characteristics of both subordinated debt and preferred stock. Trust preferreds are generally long term securities that make periodic fixed or variable interest payments.	1-6	Trust Preferred
U.S. Government Agency Securities: Securities issued by agencies and instrumentalities of the U.S. government. These include all types of securities issued by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”), including funding notes, subordinated benchmark notes, CMOs and REMICs.	1-6	Mortgage-Related Securities
U.S. Government Obligations: May include direct obligations of the U.S. Treasury, including Treasury bills, notes and bonds, all of which are backed as to principal and interest payments by the full faith and credit of the United States, and separately traded principal and interest component parts of such obligations that are transferable through the Federal book-entry system known as Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) and Coupons Under-Book Entry Safekeeping (“CUBES”).	1-6	U.S. Government Obligations
Variable and Floating Rate Instruments: Obligations with interest rates which are reset daily, weekly, quarterly or some other frequency and which may be payable to a Fund on demand or at the expiration of a specified term.	1-6	Debt Instruments
When-Issued Securities, Delayed Delivery Securities and Forward Commitments: Purchase or contract to purchase securities at a fixed price for delivery at a future date.	1-6	When-Issued Securities, Delayed Delivery Securities and Forward Commitments
Part I - 11

Instrument	Fund Code	Part II Section Reference
Zero-Coupon, Pay-in-Kind and Deferred Payment Securities: Zero-coupon securities are securities that are sold at a discount to par value and on which interest payments are not made during the life of the security. Pay-in-kind securities are securities that have interest payable by delivery of additional securities. Deferred payment securities are zero-coupon debt securities which convert on a specified date to interest bearing debt securities.	1-6	Debt Instruments
ADDITIONAL INFORMATION REGARDING FUND INVESTMENT PRACTICES
Investments in Foreign Obligations. Investments in all types of foreign obligations or securities will not exceed 25% of the net assets of the High Yield Fund and the Mortgage-Backed Securities Fund. Investments in all types of foreign obligations or securities will not exceed 35% of the net assets of the Core Plus Bond Fund.
Investments in Equity Securities. Equity Securities such as common stock will generally comprise no more than 10% of the High Yield Fund’s total assets.
QUALITY DESCRIPTION
Various Nationally Recognized Statistical Rating Organizations (“NRSROs”) assign ratings to securities. Generally, ratings are divided into two main categories: “Investment Grade Securities” and “Non-Investment Grade Securities.” Although there is always a risk of default, rating agencies believe that issuers of Investment Grade Securities have a high probability of making payments on such securities. Non-Investment Grade Securities include securities that, in the opinion of the rating agencies, are more likely to default than Investment Grade Securities.
The Funds only purchase securities that meet the rating criteria described below or in a Prospectus. The Adviser will look at a security’s rating at the time of investment. If the securities are unrated, the Adviser must determine that they are of comparable quality to rated securities. Subsequent to its purchase by a Fund, a security may cease to be rated or its rating may be reduced below the minimum rating required for purchase by a Fund. The Adviser will consider such an event in determining whether a Fund should continue to hold the security.
Debt Securities. The Mortgage-Backed Securities Fund may invest in debt securities rated in any of the four investment grade rating categories. The High Yield Fund and the Core Plus Bond Fund may purchase securities in any rating category.
Preferred Stock. The Mortgage-Backed Securities Fund may invest only in preferred stock rated in any of the three highest rating categories. The Core Plus Bond Fund and the High Yield Fund may invest in preferred stock in any rating category.
Municipal Securities. The Mortgage-Backed Securities Fund may only invest in municipal bonds rated in any of the three highest rating categories. The Mortgage-Backed Securities Fund may only invest in other municipal securities, such as tax-exempt commercial paper, notes and variable rate demand obligations which are rated in the highest or second highest rating categories. The Core Plus Bond Fund and the High Yield Fund may invest in municipal securities rated in any category.
Commercial Paper. The Mortgage-Backed Securities Fund may purchase commercial paper consisting of issues rated at the time of purchase in the highest or second highest rating category by at least one NRSRO (such as A-2 or better by Standard & Poor’s Corporation (“S&P”), Prime-2 or better by Moody’s Investors Service, Inc. (“Moody’s”), F2 or better by Fitch Ratings (“Fitch”), or R-2 or better by Dominion Bond Rating Service Limited) or if unrated, determined by the Adviser to be of comparable quality. The High Yield Fund and the Core Plus Bond Fund may purchase commercial paper rated in any category.
Mortgage-Backed Securities. The Mortgage-Backed Securities Fund may invest in mortgage-backed securities that are rated in one of the four highest rating categories by at least one NRSRO at the time of investment or, if unrated, determined by the Adviser to be of comparable quality. The High Yield Fund and the Core Plus Bond Fund can invest in mortgage-backed securities in any rating category.
Part I - 12

DIVERSIFICATION
JPMT I and JPMT II are registered management investment companies and all of the Funds are diversified series of JPMT I and JPMT II. For a more complete discussion, see the “Diversification” section in Part II of this SAI.
PORTFOLIO TURNOVER
A portfolio turnover rate is, in summary, the percentage computed by dividing the lesser of a Fund’s purchases or sales of securities (excluding short-term securities) by the average market value of the Fund. The Adviser intends to manage each Fund’s assets by buying and selling securities to help attain its investment objective. A rate of 100% indicates that the equivalent of all of a Fund’s assets have been sold and reinvested in a year. High portfolio turnover may affect the amount, timing and character of distributions, and, as a result, may increase the amount of taxes payable by shareholders. Higher portfolio turnover also results in higher transaction costs. To the extent that net short-term capital gains are realized by a Fund, any distributions resulting from such gains are considered ordinary income for federal income tax purposes. For a more complete discussion, see the “Distributions and Tax Matters” section in Part II of this SAI.
The table below sets forth the Funds’ portfolio turnover rate (excluding short sales) for the two most recently completed fiscal years:
Fund	Fiscal Year Ended 2/28/17	Fiscal Year Ended 2/28/18
Core Plus Bond Fund	59%	42%
High Yield Fund	52%	47%
Mortgage-Backed Securities Fund	27%	14%
Strategic Income Opportunities Fund	38%	55%
Total Return Fund	397%	393%
Unconstrained Debt Fund	334%	102%
The significant change in the portfolio turnover rate for the Unconstrained Debt Fund over the past two fiscal years is due to the reduction in Agency Mortgages.
The table below sets forth the portfolio turnover rate (including short sales) for the Strategic Income Opportunities Fund and the Total Return Fund, which transacted in securities during the fiscal years ended 2/28/17 and 2/28/18.
Fund	Fiscal Year Ended 2/28/17	Fiscal Year Ended 2/28/18
Strategic Income Opportunities Fund	40%	58%
Total Return Fund	398%	393%
TRUSTEES
Standing Committees
There are six standing committees of the Board of Trustees: the Audit and Valuation Committee, the Compliance Committee, the Governance Committee, the Equity Committee, the Fixed Income Committee and the Money Market and Alternative Products Committee. The following table shows how often each Committee met for the fiscal year ended February 28, 2018:
Committee	Fiscal Year Ended 2/28/18
Audit and Valuation Committee	5
Compliance Committee	5
Governance Committee	6
Equity Committee	6
Fixed Income Committee	6
Money Market and Alternative Products Committee	7
Part I - 13

Ownership of Securities
The following table shows the dollar range of each Trustee’s beneficial ownership in the Funds and each Trustee’s aggregate dollar range of ownership in any J.P Morgan Funds that the Trustee, each of whom is an independent Trustee, oversees in the Family of Investment Companies as of December 31, 2017:
Name of Trustee	Ownership of Core Plus Bond Fund	Ownership of High Yield Fund	Ownership of Mortgage-Backed Securities Fund	Ownership of Strategic Income Opportunities Fund
Independent Trustees
John F. Finn	None	None	None	Over $100,000
Stephen Fisher*	None	None	None	None
Dr. Matthew Goldstein	None	None	None	None
Dennis P. Harrington	None	None	None	None
Frankie D. Hughes	None	None	None	None
Raymond Kanner**	None	None	None	None
Peter C. Marshall	None	None	None	None
Mary E. Martinez	None	None	None	None
Marilyn McCoy	None	None	None	None
Mitchell M. Merin	None	None	None	None
Dr. Robert A. Oden, Jr.	None	None	None	None
Marian U. Pardo	None	None	None	None
James J. Schonbachler	None	Over $100,000	None	Over $100,000

Name of Trustee	Ownership of Total Return Fund	Ownership of Unconstrained Debt Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by the Trustee in the Family of Investment Companies(1)(2)
Independent Trustees
John F. Finn	None	None	Over $100,000
Stephen Fisher*	None	None	None
Dr. Matthew Goldstein	None	None	Over $100,000
Dennis P. Harrington	None	None	Over $100,000
Frankie D. Hughes	None	None	Over $100,000
Raymond Kanner**	None	None	Over $100,000
Peter C. Marshall	None	None	Over $100,000
Mary E. Martinez	None	None	Over $100,000
Marilyn McCoy	None	None	Over $100,000
Mitchell M. Merin	None	$1-$10,000	Over $100,000
Dr. Robert A. Oden, Jr.	None	None	Over $100,000
Marian U. Pardo	None	None	Over $100,000
James J. Schonbachler	None	None	Over $100,000
(1)	A Family of Investment Companies means any two or more registered investment companies that share the same investment adviser or principal underwriter and hold themselves out to investors as related companies for purposes of investment and investor services. The Family of Investment Companies for which the Board of Trustees currently serves includes twelve registered investment companies (135 funds).
(2)	For Ms. McCoy and Messrs. Finn, Marshall, Oden and Schonbachler these amounts include deferred compensation balances, as of December 31, 2017, through participation in the J.P. Morgan Funds’ Deferred Compensation Plan for Eligible Trustees. For a more complete discussion, see the “Trustees Compensation” section in Part II of this SAI.
*	Mr. Fisher became a Trustee of the Trusts, effective 5/14/18.
**	Mr. Kanner became a Trustee of the Trusts, effective 4/7/17.
As of December 31, 2017, none of the independent Trustees or their immediate family members owned securities of the Adviser or JPMDS or a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with the Adviser or JPMDS.
Part I - 14

Trustee Compensation
The Funds of the J.P. Morgan Funds Complex overseen by the Trustees paid each Trustee an annual base fee of $340,000. Effective January 1, 2018, the Funds of the J.P. Morgan Funds Complex overseen by the Trustees pay each Trustee an annual base fee of $360,000. Committee chairs who are not already receiving an additional fee are each paid $50,000 annually in addition to their base fee. Prior to September 1, 2017, Ms. Martinez and Ms. Pardo, who were co-chairs of the Money Market and Alternative Products Committee, each received an additional $25,000 annually. From January 1, 2017 until March 1, 2018, Mr. Marshall served in the position of Director of Strategic and Education Initiatives, for which he received an additional $50,000 annually. For his services as a trustee nominee from February 2017 to his appointment as Trustee effective April 7, 2017, Mr. Kanner received $19,429. In addition, the Funds pay the Chairman $225,000 annually and reimburse expenses of the Chairman in the amount of $4,000 per month. The Chairman receives no additional compensation for service as committee chair.
Trustee aggregate compensation paid by each of the Funds and the J.P. Morgan Funds Complex for the calendar year ended December 31, 2017, is set forth below:
Name of Trustee	Core Plus Bond Fund	High Yield Fund	Mortgage- Backed Securities Fund	Strategic Income Opportunities Fund	Total Return Fund	Unconstrained Debt Fund	Total Compensation Paid From Fund Complex[1]
Independent Trustees
John F. Finn	$3,386	$3,875	$2,371	$4,029	$2,090	$2,373	$390,000
Stephen Fisher[2]	-	-	-	-	-	-	-
Dr. Matthew Goldstein	5,808	7,280	3,056	7,656	2,267	3,073	565,000
Dennis P. Harrington	2,668	2,957	2,167	3,047	2,018	2,167	340,000
Frankie D. Hughes	2,694	2,902	2,175	2,993	2,040	2,173	340,000
Raymond Kanner[3]	2,417	2,533	1,688	2,707	1,533	1,675	274,429 [4]
Peter C. Marshall	3,386	3,875	2,371	4,029	2,090	2,373	390,000 [5]
Mary E. Martinez	3,177	3,530	2,303	3,684	2,074	2,300	373,333
Marilyn McCoy	3,112	3,592	2,311	3,685	2,072	2,321	373,333 [6]
Mitchell M. Merin	3,386	3,875	2,371	4,029	2,090	2,373	390,000
Dr. Robert A. Oden, Jr.	2,694	2,902	2,175	2,993	2,040	2,173	340,000
Marian U. Pardo	3,177	3,530	2,303	3,684	2,074	2,300	373,333
Frederick W. Ruebeck[7]	2,694	2,902	2,175	2,993	2,040	2,173	340,000 [8]
James J. Schonbachler	3,386	3,875	2,371	4,029	2,090	2,373	390,000 [9]
1	A Fund Complex means two or more registered investment companies that (i) hold themselves out to investors as related companies for purposes of investment and investor services or (ii) have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The J.P. Morgan Funds Complex for which the Board of Trustees currently serves includes eleven registered investment companies (135 Funds).
2	Mr. Fisher became a Trustee of the Trust, effective 5/14/18.
3	Mr. Kanner became a Trustee of the Trust, effective 4/7/17.
4	Includes $274,429 of Deferred Compensation.
5	Includes $117,000 of Deferred Compensation.
Includes $117,000 of Deferred Compensation.
6	Includes $93,333 of Deferred Compensation.
7	Effective 1/1/18, Mr. Ruebeck no longer serves as Trustee.
8	Includes $238,000 of Deferred Compensation.
Includes $238,000 of Deferred Compensation.
9	Includes $273,000 of Deferred Compensation.
For a more complete discussion, see the “Trustee Compensation” section in Part II of this SAI.
Part I - 15

INVESTMENT ADVISERS
Investment Advisory Fees
The table below sets forth the investment advisory fees paid by the following Funds to JPMIM (waived amounts are in parentheses), respectively, as applicable with respect to the fiscal periods indicated (amounts in thousands):
	Fiscal Year Ended
	February 29, 2016		February 28, 2017		February 28, 2018
Fund	Paid	Waived	Paid	Waived	Paid	Waived
Core Plus Bond Fund	$12,320	$ (672)	$18,561	$(1,235)	$28,499	$(1,513)
High Yield Fund	59,936	(3,931)	67,905	(5,926)	55,923	(7,420)
Mortgage-Backed Securities Fund	5,570	(3,449)	5,514	(3,902)	4,648	(2,983)
Strategic Income Opportunities Fund	62,983	(22,299)	47,880	(8,044)	49,055	(6,976)
Total Return Fund	1,072	(443)	1,167	(392)	1,571	(391)
Unconstrained Debt Fund	10,808	(2,003)	10,624	(2,148)	8,540	(1,025)
For a more complete discussion, see the “Investment Adviser and Sub-Advisers” section in Part II of this SAI.
PORTFOLIO MANAGERS
Portfolio Managers’ Other Accounts Managed*
The following table shows information regarding all of the other accounts for which advisory fees are not based on the performance of the accounts that are managed by each portfolio manager as of February 28, 2018:
	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousand)	Number of Accounts	Total Assets ($thousand)	Number of Accounts	Total Assets ($thousand)
Core Plus Bond Fund
Steven Lear	4	$ 3,507,817	1	$ 195,107	16	$5,023,774
Richard D. Figuly	13	46,432,075	14	5,036,086	15	4,657,835
J. Andrew Norelli	1	160,391	2	1,940,461	9	788,292
High Yield Fund
William J. Morgan	12	5,790,580	19	10,164,180	7	1,083,520
James P. Shanahan, Jr.	9	11,158,442	11	5,317,369	12	2,212,554
Mortgage-Backed Securities Fund
Richard Figuly	13	47,548,476	14	5,036,086	15	4,547,835
Michael Sais	4	3,768,963	2	793,349	10	2,608,552
Strategic Income Opportunities Fund
William Eigen	3	1,114,701	0	0	0	0
Jeffrey Wheeler	0	0	0	0	0	0
Jarred Sherman	1	713,394	0	0	0	0
Total Return Fund
William Eigen	3	12,423,682	0	0	0	0
Unconstrained Debt Fund
Robert Michele	1	2,979,922	2	6,828,968	0	0
Nicholas J. Gartside	1	2,979,922	5	6,934,614	0	0
Iain Stealey	2	3,385,828	14	12,198,890	3	906,805
Part I - 16

The following table shows information on the other accounts managed by each portfolio manager that have advisory fees wholly or partly based on performance as of February 28, 2018.
	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles			Other Accounts
	Number of Accounts	Total Assets ($thousand)	Number of Accounts	Total Assets ($thousand)	Number of Accounts		Total Assets ($thousand)

Core Plus Bond Fund
Steven Lear	0	$0	0	$ 0	0	$ 0
Richard D. Figuly	0	0	0	0	1	1,060,005
J. Andrew Norelli	0	0	0	0	0	0
High Yield Fund
William J. Morgan	0	0	1	156	7	1,083,520
James P. Shanahan	0	0	1	156	1	310,163
Mortgage-Backed Securities Fund
Richard Figuly	0	0	0	0	1	1,060,005
Michael Sais	0	0	0	0	3	1,301,571
Strategic Income Opportunities Fund
William Eigen	0	0	1	3,538,492	0	0
Jeffrey Wheeler	0	0	0	0	0	0
Jarred Sherman	0	0	0	0	0	0
Total Return Fund
William Eigen	0	0	1	3,538,492	0	0
Unconstrained Debt Fund
Robert Michele	0	0	1	1,757,880	0	0
Nicholas J. Gartside	0	0	3	2,167,521	0	0
Iain Stealey	0	0	3	2,167,521	1	187,572
*	The total value and number of accounts managed by a portfolio manager may include sub-accounts of asset allocation, multi-managed and other accounts.
Portfolio Managers — Ownership of Securities
The following table indicates for each Fund the dollar range of shares beneficially owned by each portfolio manager, as of February 28, 2018.
Aggregate Dollar Range of Securities in the Fund
	None	$1-$10,000	$10,001- $50,000	$50,001- $100,000	$100,001- 500,000	$500,001- $1,000,000	Over $1,000,000
Core Plus Bond Fund
Steven Lear							X
Richard D. Figuly					X
J. Andrew Norelli							X
High Yield Fund
William J. Morgan							X
James P. Shanahan							X
Mortgage-Backed Securities Fund
Richard Figuly	X
Michael Sais							X
Strategic Income Opportunities Fund
William Eigen							X
Jarred Sherman					X
Jeffrey Wheeler					X
Total Return Fund
William Eigen	X
Unconstrained Debt Fund
Robert Michele							X
Part I - 17

Aggregate Dollar Range of Securities in the Fund
	None	$1-$10,000	$10,001- $50,000	$50,001- $100,000	$100,001- 500,000	$500,001- $1,000,000	Over $1,000,000
Nicholas J. Gartside	X
Iain Stealey	X
Portfolio Managers’ Compensation
In evaluating each portfolio manager’s performance with respect to the mutual funds he or she manages, the Adviser uses the following indices as benchmarks to evaluate the performance of the portfolio manager with respect to the Fund:
Name of Fund	Benchmark
Core Plus Bond Fund	Bloomberg Barclays U.S. Aggregate Index
High Yield Fund	Bloomberg Barclays U.S. Corporate High Yield – 2% Issuer Capped Index
Mortgage-Backed Securities Fund	Bloomberg Barclays U.S. MBS Index
Strategic Income Opportunities Fund	Bloomberg Barclays U.S. Universal Index
Total Return Fund	Bloomberg Barclays U.S. Aggregate Index
Unconstrained Debt Fund	Bloomberg Barclays U.S. Aggregate Index
Please see the “Portfolio Manager Compensation” section in Part II of this SAI for a description of the structure and method of determining the compensation of the portfolio managers identified in the Risk/Return Summary of the Prospectuses.
ADMINISTRATOR
Administrator Fees
The table below sets forth the administration, administrative services and co-administration fees paid by the Funds to JPMIM (the amounts waived are in parentheses) for the fiscal periods indicated (amounts in thousands).
	Fiscal Year Ended
	February 29, 2016		February 28, 2017		February 28, 2018
Fund	Paid	Waived	Paid	Waived	Paid	Waived
Core Plus Bond Fund	$ 3,342	$ (207)	$5,047	$ (357)	$7,843	$ (303)
High Yield Fund	5,820	(2,232)	6,152	(3,417)	4,172	(4,430)
Mortgage-Backed Securities Fund	12	(2,100)	—	(2,205)	—	(1,776)
Strategic Income Opportunities Fund	10,987	(4,542)	7,338	(2,846)	7,544	(2,599)
Total Return Fund	289	(125)	273	(153)	368	(165)
Unconstrained Debt Fund	1,583	(750)	1,561	(765)	1,157	(575)
For a more complete discussion, see the “Administrator” section in Part II of this SAI.
FUND ACCOUNTING AGENT
Fund Accounting Fees
The table below sets forth the fund accounting fees paid by the Funds to JPMorgan Chase Bank for the fiscal years indicated (amounts in thousands):
	Fiscal Year Ended
Fund	February 29, 2016	February 28, 2017	February 28, 2018
Core Plus Bond Fund	$309	$520	$741
High Yield Fund	189	395	510
Mortgage-Backed Securities Fund	234	341	311
Strategic Income Opportunities Fund	601	521	722
Total Return Fund	105	174	184
Unconstrained Debt Fund	351	406	257
For more information, see the “Custody and Fund Accounting Fees and Expenses” section in Part II of this SAI.
Part I - 18

DISTRIBUTOR
Compensation Paid to JPMDS
The following table describes the compensation paid to the principal underwriter, JPMDS, for the fiscal year ended February 28, 2018 (amounts have been rounded to the nearest whole number).
Fund	Total Underwriting Discounts and Commissions	Compensation on Redemptions and Repurchases	Brokerage Commissions	Other Compensation*
Core Plus Bond Fund	$252,319	$ 84,292	$17	$ 4,588,873
High Yield Fund	84,822	29,517	78	3,340,578
Mortgage-Backed Securities Fund	18,045	15,479	—	415,463
Strategic Income Opportunities Fund	67,555	120,650	11	10,714,523
Total Return Fund	5,589	9,645	—	868,559
Unconstrained Debt Fund	2,014	3,292	—	193,889
*	Fees paid by the Fund pursuant to Rule 12b-1 are provided in the “Distribution Fees” section below.
The table below sets forth the aggregate amount of underwriting commissions retained by JPMDS from the Funds with respect to the fiscal periods indicated.
Funds	Fiscal Year Ended 2/29/16	Fiscal Year Ended 2/28/17	Fiscal Year Ended 2/28/18
Core Plus Bond Fund	$541,599	$458,475	$252,319
High Yield Fund	136,804	159,460	84,822
Mortgage-Backed Securities Fund	38,546	46,160	18,045
Strategic Income Opportunities Fund	90,859	83,199	67,555
Total Return Fund	25,823	16,333	5,589
Unconstrained Debt Fund	4,613	2,633	2,014
For more information on JPMDS, see the “Distributor” section in Part II of this SAI.
Distribution Fees
Since the Class T Shares have not commenced operations as of the date of this SAI, the Funds have not paid any distribution fees.
For a more complete discussion, see the “Distribution Plan” section in Part II of this SAI.
SHAREHOLDER SERVICING
Service Fees
Under the Shareholder Servicing Agreement, each Fund has agreed to pay JPMDS, for providing shareholder services and other related services, a fee at the following annual rates (expressed as a percentage of the average daily net asset value (“NAV”) of Fund shares owned by or for shareholders):
Class T	Up to 0.25%
Since the Class T Shares have not commenced operations as of the date of this SAI, the Funds have not paid any Service Fees. For a more complete discussion, see the “Shareholder Servicing” section in Part II of this SAI.
BROKERAGE AND RESEARCH SERVICES
Brokerage Commissions
The Funds paid the following brokerage commissions for the indicated fiscal periods:
	Fiscal Year Ended
Fund	February 29, 2016	February 28, 2017	February 28, 2018
Core Plus Bond Fund
Total Brokerage Commissions	$ 78,181	$166,243	$279,619
Brokerage Commissions to Affiliated Broker/Dealers	—	—	—
Part I - 19

	Fiscal Year Ended
Fund	February 29, 2016	February 28, 2017	February 28, 2018
High Yield Fund
Total Brokerage Commissions	$ 17,955	$ 18,922	$ 33,677
Brokerage Commissions to Affiliated Broker/Dealers	—	—	—
Mortgage-Backed Securities Fund
Total Brokerage Commissions	—	—	—
Brokerage Commissions to Affiliated Broker/Dealers	—	—	—
Strategic Income Opportunities Fund
Total Brokerage Commissions	1,062,541	492,639	869,640
Brokerage Commissions to Affiliated Broker/Dealers	3,731	—	—
Total Return Fund
Total Brokerage Commissions	17,831	15,417	30,415
Brokerage Commissions to Affiliated Broker/Dealers	—	—	—
Unconstrained Debt Fund
Total Brokerage Commissions	195,493	305,791	215,777
Brokerage Commissions to Affiliated Broker/Dealers	—	—	—
For a more complete discussion, see the “Portfolio Transactions” section in Part II of this SAI.
Broker Research
For the fiscal year ended February 28, 2018, the Adviser allocated brokerage commissions to brokers who provided broker research including third party research for the Funds as follows:
Fund Name	Amount
Core Plus Bond Fund	$0
High Yield Fund	0
Mortgage-Backed Securities Fund	0
Strategic Income Opportunities Fund	0
Total Return Fund	0
Unconstrained Debt Fund	0
Securities of Regular Broker-Dealers
As of February 28, 2018, certain Funds owned securities of their regular broker-dealers (or parents) as shown below (amounts in thousands):
Fund	Name of Broker-Dealer	Value of Securities Owned (000's)
Core Plus Bond Fund	ABN AMRO Inc.	$ 19,200
	Bank of America Corporation	73,198
	Barclays Capital Inc.	3,954
	Citigroup Global Markets Inc.	22,743
	Credit Suisse First Boston LLC	37,981
	Deutsche Bank AG	1,887
	Goldman Sachs and Company	80,542
	HSBC Securities Inc.	62,727
	Lehman Brothers Inc.	62
	Morgan Stanley	51,195
	Royal Bank of Scotland Group	19,335
	UBS Financial Services Inc.	43,920
High Yield Fund	Bank of America Corporation	13,279
	Barclays Capital Inc.	5,093
	Citigroup Global Markets Inc.	5,638
	Royal Bank of Scotland Group	103,785
Part I - 20

Fund	Name of Broker-Dealer	Value of Securities Owned (000's)
Strategic Income Opportunities Fund	ABN AMRO Inc.	$ 23,315
	Bank of America Corporation	16,086
	Barclays Capital Inc.	2,075
	Citigroup Global Markets Inc.	65,901
	HSBC Securities Inc.	80,996
	Merrill Lynch & Co. Inc.	36,000
Total Return Fund	Bank of America Corporation	6,927
	Barclays Capital Inc.	3,693
	Citigroup Global Markets Inc.	9,808
	Credit Suisse First Boston LLC	2,575
	Deutsche Bank AG	3,968
	Goldman Sachs and Company	8,668
	HSBC Securities Inc.	8,614
	Lehman Brothers Inc.	90
	Merrill Lynch & Co. Inc.	2,000
	Morgan Stanley	5,192
	Royal Bank of Scotland Group	1,980
	UBS Financial Services Inc.	1,956
Unconstrained Debt Fund	Bank of America Corporation	15,972
	Barclays Capital Inc.	2,404
	Citigroup Global Markets Inc.	18,900
	Credit Suisse First Boston LLC	10,383
	Goldman Sachs and Company	25,267
	HSBC Securities Inc.	6,344
	Morgan Stanley	15,265
	Royal Bank of Scotland Group	1,986
	UBS Financial Services Inc.	18,554
For a more complete discussion, see the “Portfolio Transactions” section in Part II of this SAI.
FINANCIAL INTERMEDIARIES
Other Cash Compensation Payments
During the fiscal year ended February 28, 2018, JPMIM, Security Capital Research & Management, Incorporated (SCR&M) and JPMAAM paid approximately $251,869,750, $13,413 and $102,129 respectively for all of the J.P. Morgan Funds pursuant to written agreements with Financial Intermediaries (including both FINRA members and non-members) including written agreements for sub-transfer agency and/or omnibus accounting services (collectively, “Omnibus Sub-Accounting”) and networking. For a more complete discussion, see the “Additional Compensation to Financial Intermediaries” section in Part II of this SAI.
Finders’ Fee Commissions
The Class T Shares do not pay finders’ fees.
Finders’ Fees Paid By Distributor
For the fiscal year ended February 28, 2018, JPMDS paid approximately $12,149,692 in finders’ fees for all J.P. Morgan Funds. For a more complete discussion, see the “Additional Cash Compensation to Financial Intermediaries” section in Part II of this SAI.
TAX MATTERS
Capital Loss Carryforwards
As of February 28, 2018, the following Funds had net capital loss carryforwards (amounts in thousands):
Capital Loss Carryforward Character
Fund	Short-Term	Long-Term
Core Plus Bond Fund	$ —	$ 7,964
Part I - 21

	Capital Loss Carryforward Character
Fund	Short-Term	Long-Term
High Yield Fund	$24,434	$310,641
Mortgage-Backed Securities Fund	401	1,613
Strategic Income Opportunities Fund	76,904	491,890
Total Return Fund	137	871
Unconstrained Debt Fund	19,592	45,778
PORTFOLIO HOLDINGS DISCLOSURE
A list of the entities that receive the Funds’ portfolio holdings information, the frequency with which it is provided to them and the length of the lag between the date of the information and the date it is disclosed is provided below:
All Funds
Bloomberg LP	Monthly	30 days after month end
Factset	Monthly	5 days after month end
JPMorgan Chase & Co.	Monthly	30 days after month end
Lipper, Inc.	Monthly	30 days after month end
MorningStar Inc.	Monthly	30 days after month end
The McGraw Hill Companies — Standard & Poor’s Corporation	Monthly	30 days after month end
Vickers Stock Research Corp.	Monthly	30 days after month end
High Yield Fund
Lockwood Advisors	Quarterly	30 days after quarter end
Wells Fargo Wealth Management	Quarterly	10 days after quarter end
Raymond James	Quarterly	10 days after quarter end
Strategic Income Opportunities Fund
Wells Fargo Wealth Management	Quarterly	10 days after quarter end
Wilshire Associates	Monthly	3 days after month end
Texas Treasury Safekeeping Trust Company	Monthly	30 days after month end
Bank of New York Mellon	Monthly	30 days after month end
Unconstrained Debt Fund
Nestle USA	Monthly	7 days after month end
For a more complete discussion, see the “Portfolio Holdings Disclosure” section in Part II of this SAI.
SHARE OWNERSHIP
Trustees and Officers. As of December 31, 2017, the Shares covered by this SAI were not available for purchase so the officers and Trustees, as a group, did not own Class T Share of the Funds.
Principal Holders. Since Class T Shares of the Funds have not commenced operations as of the date of this SAI, no persons are owners of record of Class T Shares.
FINANCIAL STATEMENTS
The Financial Statements of the Funds are incorporated by reference into this SAI. The Financial Statements for the fiscal year ended February 28, 2018 have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm to the Funds, as indicated in its reports with respect thereto, and are incorporated herein by reference in reliance on the report of said firm, given on the authority of said firm as experts in accounting and auditing. These Financial Statements are available without charge upon request by calling J.P. Morgan Funds Services at 1-800-480-4111.
Part I - 22

J.P. Morgan Funds
STATEMENT OF ADDITIONAL INFORMATION
PART II
Part II of this SAI describes policies and practices that apply to each of the J.P. Morgan Funds, for which Part I precedes this Part II. Part II is not a standalone document and must be read in conjunction with Part I. References in this Part II to a “Fund” mean each J.P. Morgan Fund, unless noted otherwise. Capitalized terms used and not otherwise defined in this Part II have the meanings given to them in Part I of this SAI.

Part II
Part II - i

Part II - ii

Part II - iii

Part II - iv

INVESTMENT STRATEGIES AND POLICIES
As noted in the applicable Prospectuses for each of the Funds, in addition to the main investment strategy and the main investment risks described in the Prospectuses, each Fund may employ other investment strategies and may be subject to other risks, which are described below. The Funds may engage in the practices described below to the extent consistent with their investment objectives, strategies, policies and restrictions. However, no Fund is required to engage in any particular transaction or purchase any particular type of securities or investment even if to do so might benefit the Fund. Because the following is a combined description of investment strategies of all of the Funds, (i) certain matters described herein may not apply to particular Funds and (ii) certain references to the Adviser may also include a Sub-Adviser, as the context requires.
For a list of investment strategies and policies employed by each Fund, see “INVESTMENT PRACTICES” in Part I of this SAI.
Asset-Backed Securities
Asset-backed securities consist of securities secured by company receivables, home equity loans, truck and auto loans, leases, or credit card receivables. Asset-backed securities also include other securities backed by other types of receivables or other assets, including collateralized debt obligations (“CDOs”), which include collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. Such assets are generally securitized through the use of trusts or special purpose corporations. Asset-backed securities are backed by a pool of assets representing the obligations often of a number of different parties. Certain of these securities may be illiquid.
Asset-backed securities are generally subject to the risks of the underlying assets. In addition, asset-backed securities, in general, are subject to certain additional risks including depreciation, damage or loss of the collateral backing the security, failure of the collateral to generate the anticipated cash flow or in certain cases more rapid prepayment because of events affecting the collateral, such as accelerated prepayment of loans backing these securities or destruction of equipment subject to equipment trust certificates. In addition, the underlying assets (for example, the underlying credit card debt) may be refinanced or paid off prior to maturity during periods of declining interest rates. Changes in prepayment rates can result in greater price and yield volatility. If asset-backed securities are pre-paid, a Fund may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk. Under certain prepayment rate scenarios, a Fund may fail to recover additional amounts paid (i.e., premiums) for securities with higher interest rates, resulting in an unexpected loss.
A CBO is a trust or other special purpose entity (“SPE”) which is typically backed by a diversified pool of fixed income securities (which may include high risk, below investment grade securities). A CLO is a trust or other SPE that is typically collateralized by a pool of loans, which may include, among others, domestic and non-U.S. senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Although certain CDOs may receive credit enhancement in the form of a senior-subordinate structure, over-collateralization or bond insurance, such enhancement may not always be present and may fail to protect a Fund against the risk of loss on default of the collateral. Certain CDOs may use derivatives contracts to create “synthetic” exposure to assets rather than holding such assets directly, which entails the risks of derivative instruments described elsewhere in this SAI. CDOs may charge management fees and administrative expenses, which are in addition to those of a Fund.
For both CBOs and CLOs, the cash flows from the SPE are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche, which bears the first loss from defaults from the bonds or loans in the SPE and serves to protect the other, more senior tranches from default (though such protection is not complete). Since it is partially protected from defaults, a senior tranche from a CBO or CLO typically has higher ratings and lower yields than its underlying securities, and may be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, downgrades of the underlying collateral by rating agencies, forced liquidation of the collateral pool due to a failure of coverage tests, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as investor aversion to CBO or CLO securities as a class. Interest on certain tranches of a CDO may be paid in kind or deferred and capitalized (paid in the form of obligations of the same type rather than cash), which involves continued exposure to default risk with respect to such payments.
Part II - 5

The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus are not registered under the securities laws. As a result, investments in CDOs may be characterized by a Fund as illiquid securities. However, an active dealer market may exist for CDOs, allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities and asset-backed securities generally discussed elsewhere in this SAI, CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the risk that the collateral may default or decline in value or be downgraded, if rated by a nationally recognized statistical rating organization (“NRSRO”); (iii) a Fund may invest in tranches of CDOs that are subordinate to other tranches; (iv) the structure and complexity of the transaction and the legal documents could lead to disputes among investors regarding the characterization of proceeds; (v) the investment return achieved by the Fund could be significantly different than those predicted by financial models; (vi) the lack of a readily available secondary market for CDOs; (vii) risk of forced “fire sale” liquidation due to technical defaults such as coverage test failures; and (viii) the CDO’s manager may perform poorly.
Total Annual Fund Operating Expenses set forth in the fee table and Financial Highlights section of each Fund’s Prospectuses do not include any expenses associated with investments in certain structured or synthetic products that may rely on the exception for the definition of “investment company” provided by Section 3(c)(1) or 3(c)(7) of the Investment Company Act of 1940, as amended (the “1940 Act”).
Auction Rate Securities
Auction rate securities consist of auction rate municipal securities and auction rate preferred securities sold through an auction process issued by closed-end investment companies, municipalities and governmental agencies. For more information on risks associated with municipal securities, see “Municipal Securities” below.
Provided that the auction mechanism is successful, auction rate securities usually permit the holder to sell the securities in an auction at par value at specified intervals. The dividend is reset by “Dutch” auction in which bids are made by broker-dealers and other institutions for a certain amount of securities at a specified minimum yield. The dividend rate set by the auction is the lowest interest or dividend rate that covers all securities offered for sale. While this process is designed to permit auction rate securities to be traded at par value, there is the risk that an auction will fail due to insufficient demand for the securities. Since February 2008, numerous auctions have failed due to insufficient demand for securities and have continued to fail for an extended period of time. Failed auctions may adversely impact the liquidity of auction rate securities investments. Although some issuers of auction rate securities are redeeming or are considering redeeming such securities, such issuers are not obligated to do so and, therefore, there is no guarantee that a liquid market will exist for a Fund’s investments in auction rate securities at a time when the Fund wishes to dispose of such securities.
Dividends on auction rate preferred securities issued by a closed-end fund may be designated as exempt from federal income tax to the extent they are attributable to tax-exempt interest income earned by the closed-end fund on the securities in its portfolio and distributed to holders of the preferred securities. However, such designation may be made only if the closed-end fund treats preferred securities as equity securities for federal income tax purposes and the closed-end fund complies with certain requirements under the Internal Revenue Code of 1986, as amended (the “Code”).
A Fund’s investment in auction rate preferred securities of closed-end funds is subject to limitations on investments in other U.S. registered investment companies, which limitations are prescribed under the 1940 Act. Except as permitted by rule or exemptive order (see “Investment Company Securities and Exchange-Traded Funds” below for more information), a Fund is generally prohibited from acquiring more than 3% of the voting securities of any other such investment company, and investing more than 5% of a Fund’s total assets in securities of any one such investment company or more than 10% of its total assets in securities of all such investment companies. A Fund will indirectly bear its proportionate share of any management fees paid by such closed-end funds in addition to the advisory fee payable directly by the Fund.
Bank Obligations
Bank obligations consist of bankers’ acceptances, certificates of deposit, bank notes and time deposits.
Part II - 6

Bankers’ acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity.
Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return. Certificates of deposit may also include those issued by foreign banks outside the United States (“U.S.”). Such certificates of deposit include Eurodollar and Yankee certificates of deposit. Eurodollar certificates of deposit are U.S. dollar-denominated certificates of deposit issued by branches of foreign and domestic banks located outside the U.S. Yankee certificates of deposit are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the U.S. Certain Funds may also invest in obligations (including bankers’ acceptances and certificates of deposit) denominated in foreign currencies (see “Foreign Investments (including Foreign Currencies)”) herein. With regard to certificates of deposit issued by U.S. banks and savings and loan associations, to be eligible for purchase by a Fund, a certificate of deposit must be issued by (i) a domestic or foreign branch of a U.S. commercial bank which is a member of the Federal Reserve System or the deposits of which are insured by the Federal Deposit Insurance Corporation, or (ii) a domestic savings and loan association, the deposits of which are insured by the Federal Deposit Insurance Corporation.
Time deposits are interest-bearing non-negotiable deposits at a bank or a savings and loan association that have a specific maturity date. A time deposit earns a specific rate of interest over a definite period of time. Time deposits cannot be traded on the secondary market and those exceeding seven days and with a withdrawal penalty are considered to be illiquid.
The Funds will not invest in obligations for which a Fund’s Adviser, or any of its affiliated persons, is the ultimate obligor or accepting bank, provided, however, that the Funds maintain demand deposits at their affiliated custodian, JPMorgan Chase Bank, N.A. (“JPMorgan Chase Bank”).
Subject to the Funds’ limitations on concentration in a particular industry, there is no limitation on the amount of a Fund’s assets which may be invested in obligations of banks which meet the conditions set forth herein.
Commercial Paper
Commercial paper is defined as short-term obligations, generally with maturities from 1 to 270 days issued by banks or bank holding companies, corporations and finance companies. Although commercial paper is generally unsecured, the Funds may also purchase secured commercial paper. In the event of a default of an issuer of secured commercial paper, a Fund may hold the securities and other investments that were pledged as collateral even if it does not invest in such securities or investments. In such a case, the Fund would take steps to dispose of such securities or investments in a commercially reasonable manner. Commercial paper includes master demand obligations. See “Variable and Floating Rate Instruments” below.
Certain Funds may also invest in Canadian commercial paper, which is commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and in Europaper, which is U.S. dollar denominated commercial paper of a foreign issuer. See “Risk Factors of Foreign Investments” below.
Convertible Securities
Certain Funds may invest in convertible securities. Convertible securities include any debt securities or preferred stock which may be converted into common stock or which carry the right to purchase common stock. Generally, convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time.
The terms of any convertible security determine its ranking in a company’s capital structure. In the case of subordinated convertible debentures, the holders’ claims on assets and earnings are subordinated to the claims of other creditors, and are senior to the claims of preferred and common shareholders. In the case of convertible preferred stock, the holders’ claims on assets and earnings are subordinated to the claims of all creditors and are senior to the claims of common shareholders.
Part II - 7

Convertible securities have characteristics similar to both debt and equity securities. Due to the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying common stock. As a result, selection of convertible securities, to a great extent, is based on the potential for capital appreciation that may exist in the underlying stock. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer, and any call provisions. In some cases, the issuer may cause a convertible security to convert to common stock. In other situations, it may be advantageous for a Fund to cause the conversion of convertible securities to common stock. If a convertible security converts to common stock, a Fund may hold such common stock in its portfolio even if it does not ordinarily invest in common stock.
Certain Funds invest in contingent securities structured as contingent convertible securities also known as CoCos. Contingent convertible securities are typically issued by non-U.S. banks and are designed to behave like bonds in times of economic health yet absorb losses when a pre-determined trigger event occurs. A contingent convertible security is a hybrid debt security either convertible into equity at a predetermined share price or written down in value based on the specific terms of the individual security if a pre-specified trigger event occurs (the “Trigger Event”). Unlike traditional convertible securities, the conversion of a contingent convertible security from debt to equity is “contingent” and will occur only in the case of a Trigger Event. Trigger Events vary by instrument and are defined by the documents governing the contingent convertible security. Such Trigger Events may include a decline in the issuer’s capital below a specified threshold level, increase in the issuer’s risk weighted assets, the share price of the issuer falling to a particular level for a certain period of time and certain regulatory events.
Contingent convertible securities are subject to the credit, interest rate, high yield security, foreign security and markets risks associated with bonds and equities, and to the risks specific to convertible securities in general. Contingent convertible securities are also subject to additional risks specific to their structure including conversion risk. Because Trigger Events are not consistently defined among contingent convertible securities, this risk is greater for contingent convertible securities that are issued by banks with capital ratios close to the level specified in the Trigger Event.
In addition, coupon payments on contingent convertible securities are discretionary and may be cancelled by the issuer at any point, for any reason, and for any length of time. The discretionary cancellation of payments is not an event of default and there are no remedies to require re-instatement of coupon payments or payment of any past missed payments. Coupon payments may also be subject to approval by the issuer’s regulator and may be suspended in the event there are insufficient distributable reserves. Due to uncertainty surrounding coupon payments, contingent convertible securities may be volatile and their price may decline rapidly in the event that coupon payments are suspended.
Contingent convertible securities typically are structurally subordinated to traditional convertible bonds in the issuer’s capital structure. In certain scenarios, investors in contingent convertible securities may suffer a loss of capital ahead of equity holders or when equity holders do not. Contingent convertible securities are also subject to extension risk. Contingent convertible securities are perpetual instruments and may only be callable at pre-determined dates upon approval of the applicable regulatory authority. There is no guarantee that a Fund will receive return of principal on contingent convertible securities.
Convertible contingent securities are a newer form of instrument and the regulatory environment for these instruments continues to evolve. Because the market for contingent convertible securities is evolving, it is uncertain how the larger market for contingent convertible securities would react to a Trigger Event or coupon suspension applicable to a single issuer.
The value of contingent convertible securities is unpredictable and will be influenced by many factors such as: (i) the creditworthiness of the issuer and/or fluctuations in such issuer’s applicable capital ratios; (ii) supply and demand for contingent convertible securities; (iii) general market conditions and available liquidity; and (iv) economic, financial and political events that affect the issuer, its particular market or the financial markets in general.
Custodial Receipts
Certain Funds may acquire securities in the form of custodial receipts that evidence ownership of future interest payments, principal payments or both on certain U.S. Treasury notes or bonds in connection with programs sponsored by banks and brokerage firms. These are not considered U.S. government securities and are not backed by the full faith and credit of the U.S. government. These notes and bonds are held in custody by a bank on behalf of the owners of the receipts.
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Debt Instruments
Below Investment Grade Securities. Securities that were rated investment grade at the time of purchase may subsequently be rated below investment grade (BB+ or lower by Standard & Poor’s Corporation (“S&P”) and Bal or lower by Moody’s Investors Service, Inc. (“Moody’s”)). Certain Funds that do not invest in below investment grade securities as a main investment strategy may nonetheless continue to hold such securities if the Adviser believes it is advantageous for the Fund to do so. The high degree of risk involved in these investments can result in substantial or total losses. These securities are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and a potential lack of a secondary or public market for securities. The market price of these securities also can change suddenly and unexpectedly.
Corporate Debt Securities. Corporate debt securities may include bonds and other debt securities of U.S. and non-U.S. issuers, including obligations of industrial, utility, banking and other corporate issuers. All debt securities are subject to the risk of an issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as market interest rates, market perception of the creditworthiness of the issuer and general market liquidity.
High Yield/High Risk Securities/Junk Bonds. Certain Funds may invest in high yield securities, to varying degrees. High yield, high risk bonds are securities that are generally rated below investment grade by the primary rating agencies (BB+ or lower by S&P and Bal or lower by Moody’s) or unrated but determined by the Fund’s Adviser to be of comparable quality. Other terms used to describe such securities include “lower rated bonds,” “non-investment grade bonds,” “below investment grade bonds,” and “junk bonds.” These securities are considered to be high-risk investments.
High yield securities are regarded as predominately speculative. There is a greater risk that issuers of lower rated securities will default than issuers of higher rated securities. Issuers of lower rated securities generally are less creditworthy and may be highly indebted, financially distressed, or bankrupt. These issuers are more vulnerable to real or perceived economic changes, political changes or adverse industry developments. In addition, high yield securities are frequently subordinated to the prior payment of senior indebtedness. If an issuer fails to pay principal or interest, a Fund would experience a decrease in income and a decline in the market value of its investments. A Fund may also incur additional expenses in seeking recovery from the issuer.
The income and market value of lower rated securities may fluctuate more than higher rated securities. Non-investment grade securities are more sensitive to short-term corporate, economic and market developments. During periods of economic uncertainty and change, the market price of the investments in lower rated securities may be volatile. The default rate for high yield bonds tends to be cyclical, with defaults rising in periods of economic downturn.
It is often more difficult to value lower rated securities than higher rated securities. If an issuer’s financial condition deteriorates, accurate financial and business information may be limited or unavailable. The lower rated investments may be thinly traded and there may be no established secondary market. Because of the lack of market pricing and current information for investments in lower rated securities, valuation of such investments is much more dependent on the judgment of the Adviser than is the case with higher rated securities. In addition, relatively few institutional purchasers may hold a major portion of an issue of lower-rated securities at times. As a result, a Fund that invests in lower rated securities may be required to sell investments at substantial losses or retain them indefinitely even where an issuer’s financial condition is deteriorating.
Credit quality of non-investment grade securities can change suddenly and unexpectedly, and even recently issued credit ratings may not fully reflect the actual risks posed by a particular high-yield security.
Future legislation may have a possible negative impact on the market for high yield, high risk bonds. As an example, in the late 1980’s, legislation required federally-insured savings and loan associations to divest their investments in high yield, high risk bonds. New legislation, if enacted, could have a material negative effect on a Fund’s investments in lower rated securities.
Inflation-Linked Debt Securities. Inflation-linked securities include fixed and floating rate debt securities of varying maturities issued by the U.S. government, its agencies and instrumentalities, such as Treasury Inflation Protected Securities (“TIPS”), as well as securities issued by other entities such as corporations, municipalities, foreign governments and foreign issuers, including foreign issuers from emerging markets. See also “Foreign Investments (including Foreign Currencies).” Typically, such securities are structured as fixed income investments whose principal value is periodically adjusted
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according to the rate of inflation. The following two structures are common: (i) the U.S. Treasury and some other issuers issue inflation-linked securities that accrue inflation into the principal value of the security and (ii) other issuers may pay out the Consumer Price Index (“CPI”) accruals as part of a semi-annual coupon. Other types of inflation-linked securities exist which use an inflation index other than the CPI.
Inflation-linked securities issued by the U.S. Treasury, such as TIPS, have maturities of approximately five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. Typically, TIPS pay interest on a semi-annual basis equal to a fixed percentage of the inflation-adjusted principal amount. For example, if a Fund purchased an inflation-indexed bond with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and the rate of inflation over the first six months was 1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year resulted in the whole year’s inflation of 3%, the end-of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%).
If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of TIPS, even during a period of deflation, although the inflation-adjusted principal received could be less than the inflation-adjusted principal that had accrued to the bond at the time of purchase. However, the current market value of the bonds is not guaranteed and will fluctuate. Other inflation-related bonds exist which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
The value of inflation-linked securities is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-linked securities.
While inflation-linked securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.
The periodic adjustment of U.S. inflation-linked securities is tied to the Consumer Price Index for All Urban Consumers (“CPI-U”), which is not seasonally adjusted and which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-linked securities issued by a foreign government are generally adjusted to reflect a comparable inflation index calculated by that government. There can be no assurance that the CPI-U or a foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the U.S.
Any increase in the principal amount of an inflation-linked security will be considered taxable ordinary income, even though investors do not receive their principal until maturity.
Variable and Floating Rate Instruments. Certain obligations purchased by the Funds may carry variable or floating rates of interest, may involve a conditional or unconditional demand feature and may include variable amount master demand notes. Variable and floating rate instruments are issued by a wide variety of issuers and may be issued for a wide variety of purposes, including as a method of reconstructing cash flows.
Subject to their investment objective policies and restrictions, certain Funds may acquire variable and floating rate instruments. A variable rate instrument is one whose terms provide for the adjustment of its interest rate on set dates and which, upon such adjustment, can reasonably be expected to have a market value that approximates its par value. Certain Funds may purchase extendable commercial notes. Extendable commercial notes are variable rate notes which normally mature within a short period of time (e.g., 1 month) but which may be extended by the issuer for a maximum maturity of thirteen months.
A floating rate instrument is one whose terms provide for the adjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Floating rate instruments are frequently not rated by credit rating agencies; however, unrated variable and floating rate instruments purchased by a Fund will be determined by the
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Fund’s Adviser to be of comparable quality at the time of purchase to rated instruments eligible for purchase under the Fund’s investment policies. In making such determinations, a Fund’s Adviser will consider the earning power, cash flow and other liquidity ratios of the issuers of such instruments (such issuers include financial, merchandising, bank holding and other companies) and will continuously monitor their financial condition. There may be no active secondary market with respect to a particular variable or floating rate instrument purchased by a Fund. The absence of such an active secondary market could make it difficult for the Fund to dispose of the variable or floating rate instrument involved in the event the issuer of the instrument defaulted on its payment obligations, and the Fund could, for this or other reasons, suffer a loss to the extent of the default. Variable or floating rate instruments may be secured by bank letters of credit or other assets. A Fund may purchase a variable or floating rate instrument to facilitate portfolio liquidity or to permit investment of the Fund’s assets at a favorable rate of return.
As a result of the floating and variable rate nature of these investments, the Funds’ yields may decline, and they may forego the opportunity for capital appreciation during periods when interest rates decline; however, during periods when interest rates increase, the Funds’ yields may increase, and they may have reduced risk of capital depreciation.
Past periods of high inflation, together with the fiscal measures adopted to attempt to deal with it, have seen wide fluctuations in interest rates, particularly “prime rates” charged by banks. While the value of the underlying floating or variable rate securities may change with changes in interest rates generally, the nature of the underlying floating or variable rate should minimize changes in value of the instruments. Accordingly, as interest rates decrease or increase, the potential for capital appreciation and the risk of potential capital depreciation is less than would be the case with a portfolio of fixed rate securities. A Fund’s portfolio may contain floating or variable rate securities on which stated minimum or maximum rates, or maximum rates set by state law limit the degree to which interest on such floating or variable rate securities may fluctuate; to the extent it does, increases or decreases in value may be somewhat greater than would be the case without such limits. Because the adjustment of interest rates on the floating or variable rate securities is made in relation to movements of the applicable banks’ “prime rates” or other short-term rate securities adjustment indices, the floating or variable rate securities are not comparable to long-term fixed rate securities. Accordingly, interest rates on the floating or variable rate securities may be higher or lower than current market rates for fixed rate obligations of comparable quality with similar maturities.
Variable Amount Master Notes. Variable amount master notes are notes, which may possess a demand feature, that permit the indebtedness to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Variable amount master notes may not be secured by collateral. To the extent that variable amount master notes are secured by collateral, they are subject to the risks described under the section “Loans—Collateral and Subordination Risk.”
Because master notes are direct lending arrangements between a Fund and the issuer of the notes, they are not normally traded. Although there is no secondary market in the notes, a Fund may demand payment of principal and accrued interest. If the Fund is not repaid such principal and accrued interest, the Fund may not be able to dispose of the notes due to the lack of a secondary market.
While master notes are not typically rated by credit rating agencies, issuers of variable amount master notes (which are normally manufacturing, retail, financial, brokerage, investment banking and other business concerns) must satisfy the same criteria as those set forth with respect to commercial paper, if any, in Part I of this SAI under the heading “Diversification”. A Fund’s Adviser will consider the credit risk of the issuers of such notes, including its earning power, cash flow, and other liquidity ratios of such issuers and will continuously monitor their financial status and ability to meet payment on demand. In determining average weighted portfolio maturity, a variable amount master note will be deemed to have a maturity equal to the period of time remaining until the principal amount can be recovered from the issuer.
Variable Rate Instruments and Money Market Funds. Variable or floating rate instruments with stated maturities of more than 397 days may, under the SEC’s rule applicable to money market funds, Rule 2a-7 under the 1940 Act, be deemed to have shorter maturities (other than in connection with the calculation of dollar-weighted average life to maturity of a portfolio) as follows:
(1) Adjustable Rate Government Securities. A Government Security which is a variable rate security where the variable rate of interest is readjusted no less frequently than every 397 days shall be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate. A Government Security which is a floating rate security shall be deemed to have a remaining maturity of one day.
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(2) Short-Term Variable Rate Securities. A variable rate security, the principal amount of which, in accordance with the terms of the security, must unconditionally be paid in 397 calendar days or less shall be deemed to have maturity equal to the earlier of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.
(3) Long-Term Variable Rate Securities. A variable rate security, the principal amount of which is scheduled to be paid in more than 397 days, that is subject to a demand feature shall be deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.
(4) Short-Term Floating Rate Securities. A floating rate security, the principal amount of which, in accordance with the terms of the security, must unconditionally be paid in 397 calendar days or less shall be deemed to have a maturity of one day.
(5) Long-Term Floating Rate Securities. A floating rate security, the principal amount of which is scheduled to be paid in more than 397 days, that is subject to a demand feature, shall be deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand.
Limitations on the Use of Variable and Floating Rate Notes. Variable and floating rate instruments for which no readily available market exists (e.g., illiquid securities) will be purchased in an amount which, together with securities with legal or contractual restrictions on resale or for which no readily available market exists (including repurchase agreements providing for settlement more than seven days after notice), exceeds 15% of a Fund’s net assets (5% of total assets for the J.P. Morgan Funds which are money market funds (the “Money Market Funds”)) only if such instruments are subject to a demand feature that will permit the Fund to demand payment of the principal within seven days after demand by the Fund. There is no limit on the extent to which a Fund may purchase demand instruments that are not illiquid or deemed to be liquid in accordance with the Adviser’s liquidity determination procedures (except, with regard to the Money Market Funds, as provided under Rule 2a-7). If not rated, such instruments must be found by the Fund’s Adviser to be of comparable quality to instruments in which a Fund may invest. A rating may be relied upon only if it is provided by an NRSRO that is not affiliated with the issuer or guarantor of the instruments.
Zero-Coupon, Pay-in-Kind and Deferred Payment Securities. Zero-coupon securities are securities that are sold at a discount to par value and on which interest payments are not made during the life of the security. Upon maturity, the holder is entitled to receive the par value of the security. Pay-in-kind securities are securities that have interest payable by delivery of additional securities. Upon maturity, the holder is entitled to receive the aggregate par value of the securities. A Fund accrues income with respect to zero-coupon and pay-in-kind securities prior to the receipt of cash payments. Deferred payment securities are securities that remain zero-coupon securities until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals. While interest payments are not made on such securities, holders of such securities are deemed to have received “phantom income.” Because a Fund will distribute “phantom income” to shareholders, to the extent that shareholders elect to receive dividends in cash rather than reinvesting such dividends in additional shares, the applicable Fund will have fewer assets with which to purchase income-producing securities. Zero-coupon, pay-in-kind and deferred payment securities may be subject to greater fluctuation in value and lesser liquidity in the event of adverse market conditions than comparably rated securities paying cash interest at regular interest payment periods.
Impact of Market Conditions on the Risks associated with Debt Securities
Investments in certain debt securities will be especially subject to the risk that, during certain periods, the liquidity of particular issuers or industries, or all securities within a particular investment category, may shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions, whether or not accurate.
Current market conditions pose heightened risks for Funds that invest in debt securities. While the U.S. is experiencing historically low interest rate levels, signs of economic recovery and the end of the Federal Reserve Board’s quantitative easing program have increased the risk that interest rates may rise in the near future. Any future interest rate increases or other adverse conditions (e.g., inflation/deflation, increased selling of certain fixed-income investments across other pooled investment vehicles or accounts, changes in investor perception, or changes in government intervention in the markets) could cause the value of any Fund that invests in debt securities to decrease. As such, debt securities markets may
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experience heightened levels of interest rate and liquidity risk, as well as increased volatility. If rising interest rates cause a Fund to lose value, the Fund could also face increased shareholder redemptions, which would further impair the Fund’s ability to achieve its investment objectives.
The capacity for traditional dealers to engage in fixed-income trading for certain fixed income instruments has not kept pace with the growth of the fixed income market, and in some cases has decreased. As a result, because dealers acting as market makers provide stability to a market, the significant reduction in certain dealer inventories could potentially lead to decreased liquidity and increased volatility in the fixed income markets. Such issues may be exacerbated during periods of economic uncertainty or market volatility.
Demand Features
Certain Funds may acquire securities that are subject to puts and standby commitments (“Demand Features”) to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Fund. The Demand Feature may be issued by the issuer of the underlying securities, a dealer in the securities or by another third party and may not be transferred separately from the underlying security. The underlying securities subject to a put may be sold at any time at market rates. Applicable Funds expect that they will acquire puts only where the puts are available without the payment of any direct or indirect consideration. However, if advisable or necessary, a premium may be paid for put features. A premium paid will have the effect of reducing the yield otherwise payable on the underlying security. Demand Features provided by foreign banks involve certain risks associated with foreign investments. See “Foreign Investments (including Foreign Currencies)” for more information on these risks.
Under a “stand-by commitment,” a dealer would agree to purchase, at a Fund’s option, specified securities at a specified price. A Fund will acquire these commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. Stand-by commitments may also be referred to as put options.
The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity to permit a Fund to meet redemption requests and remain as fully invested as possible.
Equity Securities, Warrants and Rights
Common Stock. Common stock represents a share of ownership in a company and usually carries voting rights and may earn dividends. Unlike preferred stock, common stock dividends are not fixed but are declared at the discretion of the issuer’s board of directors. Common stock occupies the most junior position in a company’s capital structure. As with all equity securities, the price of common stock fluctuates based on changes in a company’s financial condition, including those that result from management’s performance or changes to the business of the company, and overall market and economic conditions.
Common Stock Warrants and Rights. Common stock warrants entitle the holder to buy common stock from the issuer of the warrant at a specific price (the “strike price”) for a specific period of time. The market price of warrants may be substantially lower than the current market price of the underlying common stock, yet warrants are subject to similar price fluctuations. As a result, warrants may be more volatile investments than the underlying common stock. If a warrant is exercised, a Fund may hold common stock in its portfolio even if it does not ordinarily invest in common stock.
Rights are similar to warrants but normally have a shorter duration and are typically distributed directly by the issuers to existing shareholders, while warrants are typically attached to new debt or preferred stock issuances.
Warrants and rights generally do not entitle the holder to dividends or voting rights with respect to the underlying common stock and do not represent any rights in the assets of the issuer company. Warrants and rights will expire if not exercised on or prior to the expiration date.
Preferred Stock. Preferred stock is a class of stock that generally pays dividends at a specified rate and has preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights. As with all equity securities, the price of preferred stock fluctuates based on changes in a company’s financial condition and on overall market and economic conditions.
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Because preferred stocks generally pay dividends only after the issuing company makes required payments to holders of its bonds and other debt, the value of preferred stocks is more sensitive than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects.
Initial Public Offerings (“IPOs”). The Funds may purchase securities in IPOs. These securities are subject to many of the same risks as investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. The prices of securities sold in IPOs may be highly volatile. At any particular time or from time to time, a Fund may not be able to invest in securities issued in IPOs, or invest to the extent desired, because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the Fund. In addition, under certain market conditions, a relatively small number of companies may issue securities in IPOs. Similarly, as the number of Funds to which IPO securities are allocated increases, the number of securities issued to any one Fund may decrease. The investment performance of a Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. In addition, as a Fund increases in size, the impact of IPOs on the Fund’s performance will generally decrease.
Foreign Investments (including Foreign Currencies)
Some of the Funds may invest in certain obligations or securities of foreign issuers. For purposes of a non-Money Market Fund’s investment policies and unless described otherwise in a Fund’s prospectus, an issuer of a security will be deemed to be located in a particular country if: (i) the principal trading market for the security is in such country, (ii) the issuer is organized under the laws of such country or (iii) the issuer derives at least 50% of its revenues or profits from such country or has at least 50% of its total assets situated in such country. Possible investments include equity securities and debt securities (e.g., bonds and commercial paper) of foreign entities, obligations of foreign branches of U.S. banks and of foreign banks, including, without limitation, eurodollar certificates of deposit, eurodollar time deposits, eurodollar bankers’ acceptances, canadian time deposits and yankee certificates of deposit, and investments in canadian commercial paper, and europaper. Securities of foreign issuers may include sponsored and unsponsored American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), and Global Depositary Receipts (“GDRs”). Sponsored ADRs are listed on the New York Stock Exchange; unsponsored ADRs are not. Therefore, there may be less information available about the issuers of unsponsored ADRs than the issuers of sponsored ADRs. Unsponsored ADRs are restricted securities. EDRs and GDRs are not listed on the New York Stock Exchange. As a result, it may be difficult to obtain information about EDRs and GDRs.
The Money Market Funds may only invest in U.S. dollar-denominated securities.
Risk Factors of Foreign Investments. The following is a summary of certain risks associated with foreign investments:
Political and Exchange Risks. Foreign investments may subject a Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include potential future adverse political and economic developments, sanctions or other measures by the United States or other governments, possible imposition of withholding taxes on interest or other income, possible seizure, nationalization or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations.
Higher Transaction Costs. Foreign investments may entail higher custodial fees and sales commissions than domestic investments.
Accounting and Regulatory Differences. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those of domestic issuers of similar securities or obligations. In addition, foreign issuers are usually not subject to the same degree of regulation as domestic issuers, and their securities may trade on relatively small markets, causing their securities to experience potentially higher volatility and more limited liquidity than securities of domestic issuers. Foreign branches of U.S. banks and foreign banks are not regulated by U.S. banking authorities and may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks. In addition, foreign banks generally are not bound by accounting, auditing, and financial reporting standards comparable to those applicable to U.S. banks. Dividends and interest paid by foreign issuers may be subject to withholding and other foreign taxes which may decrease the net return on foreign investments as compared to dividends and interest paid to a Fund by domestic companies.
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Currency Risk. Foreign securities may be denominated in foreign currencies, although foreign issuers may also issue securities denominated in U.S. dollars. The value of a Fund’s investments denominated in foreign currencies and any funds held in foreign currencies will be affected by changes in currency exchange rates, the relative strength of those currencies and the U.S. dollar, and exchange-control regulations. Changes in the foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by a Fund. The exchange rates between the U.S. dollar and other currencies are determined by the forces of supply and demand in foreign exchange markets and the relative merits of investments in different countries, actual or anticipated changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates may fluctuate significantly over short periods of time. Currency exchange rates also can be affected by intervention (or lack of intervention) by the United States or foreign governments or central banks or by currency controls or political developments in the United States or elsewhere.
Accordingly, the ability of a Fund that invests in foreign securities as part of its principal investment strategy to achieve its investment objective may depend, to a certain extent, on exchange rate movements. In addition, while the volume of transactions effected on foreign stock exchanges has increased in recent years, in most cases it remains appreciably below that of domestic securities exchanges. Accordingly, a Fund’s foreign investments may be less liquid and their prices may be more volatile than comparable investments in securities of U.S. companies. In buying and selling securities on foreign exchanges, purchasers normally pay fixed commissions that are generally higher than the negotiated commissions charged in the U.S. In addition, there is generally less government supervision and regulation of securities exchanges, brokers and issuers located in foreign countries than in the U.S.
Settlement Risk. The settlement periods for foreign securities and instruments are often longer than those for securities or obligations of U.S. issuers or instruments denominated in U.S. dollars. Delayed settlement may affect the liquidity of a Fund’s holdings. Certain types of securities and other instruments are not traded “delivery versus payment” in certain markets (e.g., government bonds in Russia) meaning that a Fund may deliver securities or instruments before payment is received from the counterparty. In such markets, the Fund may not receive timely payment for securities or other instruments it has delivered and may be subject to increased risk that the counterparty will fail to make payments when due or default completely.
Brady Bonds. Brady bonds are securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings. Brady bonds have been issued since 1989. In light of the history of defaults of countries issuing Brady bonds on their commercial bank loans, investments in Brady bonds may be viewed as speculative and subject to the same risks as emerging market securities. Brady bonds may be fully or partially collateralized or uncollateralized, are issued in various currencies (but primarily the U.S. dollar) and are actively traded in over-the-counter (“OTC”) secondary markets. Incomplete collateralization of interest or principal payment obligations results in increased credit risk. Dollar-denominated collateralized Brady bonds, which may be either fixed-rate or floating rate bonds, are generally collateralized by U.S. Treasury securities.
Global Depositary Notes. Foreign securities and emerging markets securities include Global Depositary Notes (“GDNs”). A GDN is a debt instrument created by a bank that evidences ownership of local currency-denominated debt securities. GDNs reflect the terms of particular local currency-denominated bonds. GDNs trade, settle, and pay interest and principal in U.S. dollars but typically are restricted securities that do not trade on an exchange. Any distributions paid to the holders of GDNs are usually subject to a fee charged by the depositary bank. In addition to the risks associated with foreign investments, a Fund’s investments in GDNs is subject to the risks associated with the underlying local currency-denominated bond and derivative instruments including credit risk, default or similar event risk, counterparty risk, interest rate risk, leverage risk, liquidity risk, and management risk. Holders of GDNs may have limited rights, and investment restrictions in certain countries may adversely impact the value of GDNs because such restrictions may limit the ability to convert the bonds into GDNs and vice versa. Such restrictions may cause bonds of the underlying issuer to trade at a discount or premium to the market price of the GDN.
Obligations of Supranational Entities. Obligations of supranational entities include securities designated or supported by governmental entities to promote economic reconstruction or development of international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the “World Bank”), the European Coal and Steel Community, the Asian Development Bank and the Inter-American Development Bank. Each supranational entity’s
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lending activities are limited to a percentage of its total capital (including “callable capital” contributed by its governmental members at the entity’s call), reserves and net income. There is no assurance that participating governments will be able or willing to honor their commitments to make capital contributions to a supranational entity.
Sukuk. Foreign securities and emerging market securities include sukuk. Sukuk are certificates, similar to bonds, issued by the issuer to obtain an upfront payment in exchange for an income stream. Such income stream may or may not be linked to a tangible asset. For sukuk that are not linked to a tangible asset, the sukuk represents a contractual payment obligation of the issuer or issuing vehicle to pay income or periodic payments to the investor, and such contractual payment obligation is linked to the issuer or issuing vehicle and not from interest on the investor’s money for the sukuk. For sukuk linked to a tangible asset, the Fund will not have a direct interest in the underlying asset or pool of assets. The issuer also makes a contractual promise to buy back the certificate at a future date at par value. Even when the certificate is linked to the returns generated by certain assets of the issuer, the underlying assets are not pledged as security for the certificates, and the Fund (as the investor) is relying on the creditworthiness of the issuer for all payments required by the sukuk. The issuer may be a special purpose vehicle (“SPV”) with no other assets. Investors do not have direct legal ownership of any underlying assets. In the event of default, the process may take longer to resolve than conventional bonds. Changing interpretations of Islamic law by courts or prominent scholars may affect the free transferability of sukuk in ways that cannot now be foreseen. In such an event, the Fund may be required to hold its sukuk for longer than intended, even if their condition is deteriorating.
Issuers of sukuk may include international financial institutions, foreign governments and agencies of foreign governments. Underlying assets may include, without limitation, real estate (developed and undeveloped), lease contracts and machinery and equipment. Although the sukuk market has grown significantly in recent years, there may be times when the market is illiquid and where it is difficult for a Fund to make an investment in or dispose of sukuk at the Fund’s desired time. Furthermore, the global sukuk market is significantly smaller than conventional bond markets, and restrictions imposed by the Shariah board of the issuing entity may limit the number of investors who are interested in investing in particular sukuk. The unique characteristics of sukuk may lead to uncertainties regarding their tax treatment within a Fund.
Investors’ ability to pursue and enforce actions with respect to these payment obligations or to otherwise enforce the terms of the sukuk, restructure the sukuk, obtain a judgment in a court of competent jurisdiction, and/or attach assets of the obligor may be limited. Sukuk are also subject to the risks associated with developing and emerging market economies, which include, among others, the risk of sanctions and inconsistent accounting and legal principles.
Emerging Market Securities. Investing in companies domiciled in emerging market countries may be subject to potentially higher risks than investments in developed countries. These risks include: (i) less social, political, and economic stability; (ii) greater illiquidity and price volatility due to smaller or limited local capital markets for such securities, or low non-existent trading volumes; (iii) less scrutiny and regulation by local authorities of the foreign exchanges and broker-dealers; (iv) the seizure or confiscation by local governments of securities held by foreign investors, and the possible suspension or limiting by local governments of an issuer’s ability to make dividend or interest payments; (v) limiting or entirely restricting repatriation of invested capital, profits, and dividends by local governments; (vi) possible local taxation of capital gains, including on a retroactive basis; (vii) the attempt by issuers facing restrictions on dollar or euro payments imposed by local governments to make dividend or interest payments to foreign investors in the local currency; (viii) difficulty in enforcing legal claims related to the securities and/or local judges favoring the interests of the issuer over those of foreign investors; (ix) bankruptcy judgments being paid in the local currency; (x) greater difficulty in determining market valuations of the securities due to limited public information regarding the issuer, and (xi) difficulty of ascertaining the financial health of an issuer due to lax financial reporting on a regular basis, substandard disclosure and differences in accounting standards.
Emerging country securities markets are typically marked by a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of ownership of such securities by a limited number of investors. Although some emerging markets have become more established and tend to issue securities of higher credit quality, the markets for securities in other emerging countries are in the earliest stages of their development, and these countries issue securities across the credit spectrum. Even the markets for relatively widely traded securities in emerging countries may not be able to absorb, without price disruptions, a significant increase in trading volume or trades of a size customarily undertaken by institutional investors in the securities
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markets of developed countries. The limited size of many of these securities markets can cause prices to be erratic for reasons apart from factors that affect the soundness and competitiveness of the securities issuers. For example, prices may be unduly influenced by traders who control large positions in these markets. Additionally, market making and arbitrage activities are generally less extensive in such markets, which may contribute to increased volatility and reduced liquidity of such markets. The limited liquidity of emerging country securities may also affect a Fund’s ability to accurately value its portfolio securities or to acquire or dispose of securities at the price and time it wishes to do so or in order to meet redemption requests.
Many emerging market countries suffer from uncertainty and corruption in their legal frameworks. Legislation may be difficult to interpret and laws may be too new to provide any precedential value. Laws regarding foreign investment and private property may be weak or non-existent. Sudden changes in governments may result in policies which are less favorable to investors, such as policies designed to expropriate or nationalize “sovereign” assets. Certain emerging market countries in the past have expropriated large amounts of private property, in many cases with little or no compensation, and there can be no assurance that such expropriation will not occur in the future.
Foreign investment in the securities markets of certain emerging countries is restricted or controlled to varying degrees. These restrictions may limit a Fund’s investment in certain emerging countries and may increase the expenses of the Fund. Certain emerging countries require governmental approval prior to investments by foreign persons or limit investment by foreign persons to only a specified percentage of an issuer’s outstanding securities or to a specific class of securities, which may have less advantageous terms (including price) than securities of the company available for purchase by nationals.
Many developing countries lack the social, political, and economic stability characteristic of the U.S. Political instability among emerging market countries can be common and may be caused by an uneven distribution of wealth, social unrest, labor strikes, civil wars, and religious oppression. Economic instability in emerging market countries may take the form of: (i) high interest rates; (ii) high levels of inflation, including hyperinflation; (iii) high levels of unemployment or underemployment; (iv) changes in government economic and tax policies, including confiscatory taxation; and (v) imposition of trade barriers.
Currencies of emerging market countries are subject to significantly greater risks than currencies of developed countries. Many emerging market countries have experienced steady declines or even sudden devaluations of their currencies relative to the U.S. dollar. Some emerging market currencies may not be internationally traded or may be subject to strict controls by local governments, resulting in undervalued or overvalued currencies.
Some emerging market countries have experienced balance of payment deficits and shortages in foreign exchange reserves. Governments have responded by restricting currency conversions. Future restrictive exchange controls could prevent or restrict a company’s ability to make dividend or interest payments in the original currency of the obligation (usually U.S. dollars). In addition, even though the currencies of some emerging market countries may be convertible into U.S. dollars, the conversion rates may be artificial to their actual market values.
A Fund’s income and, in some cases, capital gains from foreign stocks and securities, will be subject to applicable taxation in certain of the countries in which it invests and treaties between the U.S. and such countries may not be available in some cases to reduce the otherwise applicable tax rates.
Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such delays in settlement could result in temporary periods when a portion of the assets of a Fund remains uninvested and no return is earned on such assets. The inability of the Fund to make intended security purchases or sales due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio securities, in the Fund deeming those securities to be illiquid, or, if the Fund has entered into a contract to sell the securities, in possible liability to the purchaser.
In the past, governments within the emerging markets have become overly reliant on the international capital markets and other forms of foreign credit to finance large public spending programs which cause huge budget deficits. Often, interest payments have become too overwhelming for a government to meet, representing a large percentage of total gross domestic product (“GDP”). These foreign obligations have become the subject of political debate and have served as fuel for political parties of the opposition, which pressure the government not to make payments to foreign creditors, but instead to use these funds for
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social programs. Either due to an inability to pay or submission to political pressure, foreign governments have been forced to seek a restructuring of their loan and/or bond obligations, have declared a temporary suspension of interest payments or have defaulted. These events have adversely affected the values of securities issued by foreign governments and corporations domiciled in emerging market countries and have negatively affected not only their cost of borrowing, but their ability to borrow in the future as well.
Sovereign Obligations. Sovereign debt includes investments in securities issued or guaranteed by a foreign sovereign government or its agencies, authorities or political subdivisions. An investment in sovereign debt obligations involves special risks not present in corporate debt obligations. The issuer of the sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and a Fund may have limited recourse in the event of a default. During periods of economic uncertainty, the market prices of sovereign debt may be more volatile than prices of U.S. debt obligations. In the past, certain emerging markets have encountered difficulties in servicing their debt obligations, withheld payments of principal and interest and declared moratoria on the payment of principal and interest on their sovereign debts.
A sovereign debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange, the relative size of the debt service burden, the sovereign debtor’s policy toward principal international lenders and local political constraints. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies and other entities to reduce principal and interest arrearages on their debt. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance or repay principal or interest when due may result in the cancellation of third-party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to service its debts.
Foreign Currency Transactions. Certain Funds may engage in foreign currency transactions which include the following, some of which also have been described elsewhere in this SAI: options on currencies, currency futures, options on such futures, forward foreign currency transactions, forward rate agreements and currency swaps, caps and floors. Certain Funds may engage in such transactions in both U.S. and non-U.S. markets. To the extent a Fund enters into such transactions in markets other than in the U.S., the Fund may be subject to certain currency, settlement, liquidity, trading and other risks similar to those described above with respect to the Fund’s investments in foreign securities including emerging markets securities. Certain Funds may engage in such transactions to hedge against currency risks, as a substitute for securities in which the Fund invests, to increase or decrease exposure to a foreign currency, to shift exposure from one foreign currency to another, for risk management purposes or to increase income or gain to the Fund. To the extent that a Fund uses foreign currency transactions for hedging purposes, the Fund may hedge either specific transactions or portfolio positions.
While a Fund’s use of hedging strategies is intended to reduce the volatility of the net asset value of Fund shares, the net asset value of the Fund will fluctuate. There can be no assurance that a Fund’s hedging transactions will be effective. Furthermore, a Fund may only engage in hedging activities from time to time and may not necessarily be engaging in hedging activities when movements in currency exchange rates occur.
Certain Funds are authorized to deal in forward foreign exchange between currencies of the different countries in which the Fund will invest and multi-national currency units as a hedge against possible variations in the foreign exchange rate between these currencies. This is accomplished through contractual agreements entered into in the interbank market to purchase or sell one specified currency for another currency at a specified future date (up to one year) and price at the time of the contract.
Transaction Hedging. Generally, when a Fund engages in transaction hedging, it enters into foreign currency transactions with respect to specific receivables or payables of the Fund generally arising in connection with the purchase or sale of its portfolio securities. A Fund may engage in transaction hedging when it desires to “lock in” the U.S. dollar price (or a non-U.S. dollar currency (“reference currency”)) of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging, a Fund attempts to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar or other reference currency and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.
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A Fund may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency. Certain Funds reserve the right to purchase and sell foreign currency futures contracts traded in the U.S. and subject to regulation by the Commodity Futures Trading Commission (“CFTC”).
For transaction hedging purposes, a Fund may also purchase U.S. exchange-listed call and put options on foreign currency futures contracts and on foreign currencies. A put option on a futures contract gives a Fund the right to assume a short position in the foreign currency futures contract until expiration of the option. A put option on currency gives a Fund the right to sell a currency at an exercise price until the expiration of the option. A call option on a futures contract gives a Fund the right to assume a long position in the futures contract until the expiration of the option. A call option on currency gives a Fund the right to purchase a currency at the exercise price until the expiration of the option.
Position Hedging. When engaging in position hedging, a Fund will enter into foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which their portfolio securities are denominated or an increase in the value of currency for securities which a Fund’s Adviser expects to purchase. In connection with the position hedging, the Fund may purchase or sell foreign currency forward contracts or foreign currency on a spot basis. A Fund may purchase U.S. exchange-listed put or call options on foreign currency and foreign currency futures contracts and buy or sell foreign currency futures contracts traded in the U.S. and subject to regulation by the CFTC.
The precise matching of the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the dates the currency exchange transactions are entered into and the dates they mature.
Forward Foreign Currency Exchange Contracts. Certain Funds may purchase forward foreign currency exchange contracts, sometimes referred to as “currency forwards” (“Forward Contracts”), which involve an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties in an amount and at a price set at the time of the contract. In the case of a cancelable Forward Contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers, so no intermediary is required. A Forward Contract generally has no deposit requirement, and no commissions are charged at any stage for trades.
At the maturity of a Forward Contract, a Fund may either accept or make delivery of the currency specified in the contract or, at or prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. For forward foreign currency contracts (other than Non-Deliverable Forwards) that require physical settlement, the Funds will segregate or earmark liquid assets equal to the current notional value of each contract. In calculating the notional value, the Funds may net long and short contracts with the same currency and the same settlement date. With respect to trades that do not settle through CLS Bank International, the Funds may only net long and short contracts if the contracts are with the same counterparty. Certain Funds may also engage in non-deliverable forwards which are cash settled and which do not involve delivery of the currency specified in the contract. For more information on Non-Deliverable Forwards, see “Non-Deliverable Forwards” below.
Foreign Currency Futures Contracts. Certain Funds may purchase foreign currency futures contracts. Foreign currency futures contracts traded in the U.S. are designed by and traded on exchanges regulated by the CFTC, such as the New York Mercantile Exchange. A Fund may enter into foreign currency futures contracts for hedging purposes and other risk management purposes as defined in CFTC regulations. Certain Funds may also enter into foreign currency futures transactions to increase exposure to a foreign currency, to shift exposure from one foreign currency to another or to increase income or gain to the Fund.
At the maturity of a futures contract, the Fund may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.
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Positions in the foreign currency futures contracts may be closed out only on an exchange or board of trade which provides a secondary market in such contracts. There is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position; in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin.
For more information on futures contracts, see “Futures Contracts” under the heading “Options and Futures Transactions” below.
Foreign Currency Options. Certain Funds may purchase and sell U.S. exchange-listed and over the counter call and put options on foreign currencies. Such options on foreign currencies operate similarly to options on securities. When a Fund purchases a put option, the Fund has the right but not the obligation to exchange money denominated in one currency into another currency at a pre-agreed exchange rate on a specified date. When a Fund sells or writes a call option, the Fund has the obligation to exchange money denominated in one currency into another currency at a pre-agreed exchange rate if the buyer exercises option. Some of the Funds may also purchase and sell non-deliverable currency options (“Non-Deliverable Options”). Non-Deliverable Options are cash-settled, options on foreign currencies (each a “Option Reference Currency”) that are non-convertible and that may be thinly traded or illiquid. Non-Deliverable Options involve an obligation to pay an amount in a deliverable currency (such as U.S. Dollars, Euros, Japanese Yen, or British Pounds Sterling) equal to the difference between the prevailing market exchange rate for the Option Reference Currency and the agreed upon exchange rate (the “Non-Deliverable Option Rate”), with respect to an agreed notional amount. Options on foreign currencies are affected by all of those factors which influence foreign exchange rates and investments generally.
A Fund is authorized to purchase or sell listed foreign currency options and currency swap contracts as a short or long hedge against possible variations in foreign exchange rates, as a substitute for securities in which a Fund may invest, and for risk management purposes. Such transactions may be effected with respect to hedges on non-U.S. dollar denominated securities (including securities denominated in the Euro) owned by the Fund, sold by the Fund but not yet delivered, committed or anticipated to be purchased by the Fund, or in transaction or cross-hedging strategies. As an illustration, a Fund may use such techniques to hedge the stated value in U.S. dollars of an investment in a Japanese yen-dominated security. In such circumstances, the Fund may purchase a foreign currency put option enabling it to sell a specified amount of yen for dollars at a specified price by a future date. To the extent the hedge is successful, a loss in the value of the dollar relative to the yen will tend to be offset by an increase in the value of the put option. To offset, in whole or in part, the cost of acquiring such a put option, the Fund also may sell a call option which, if exercised, requires it to sell a specified amount of yen for dollars at a specified price by a future date (a technique called a “collar”). By selling the call option in this illustration, the Fund gives up the opportunity to profit without limit from increases in the relative value of the yen to the dollar. Certain Funds may also enter into foreign currency futures transactions for non-hedging purposes including to increase or decrease exposure to a foreign currency, to shift exposure from one foreign currency to another or to increase income or gain to the Fund.
Certain differences exist among these foreign currency instruments. Foreign currency options provide the holder thereof the right to buy or to sell a currency at a fixed price on a future date. Listed options are third-party contracts (i.e., performance of the parties’ obligations is guaranteed by an exchange or clearing corporation) which are issued by a clearing corporation, traded on an exchange and have standardized strike prices and expiration dates. OTC options are two-party contracts and have negotiated strike prices and expiration dates. Options on futures contracts are traded on boards of trade or futures exchanges. Currency swap contracts are negotiated two-party agreements entered into in the interbank market whereby the parties exchange two foreign currencies at the inception of the contract and agree to reverse the exchange at a specified future time and at a specified exchange rate.
The JPMorgan Emerging Markets Debt Fund may also purchase and sell barrier/“touch” options (“Barrier Options”), including knock-in options (“Knock-In Options”) and knock-out options (“Knock-Out Options”). A Barrier Option is a type of exotic option that gives an investor a payout once the price of the underlying currency reaches or surpasses (or falls below) a predetermined barrier. This type of option allows the buyer of the option to set the position of the barrier, the length of time until expiration and the payout to be received once the barrier is broken. There are two kinds of Knock-In Options, (i) “up and in” and (ii) “down and in”. With Knock-In Options, if the buyer has selected an upper price barrier, and the currency hits that level, the Knock-In Option turns into a more traditional option (“Vanilla Option”) whereby the owner has the right but not the obligation to exchange money denominated in one currency into another currency at a pre-agreed exchange rate on a specified date. This type of Knock-In Option is called “up and in”. The “down and in” Knock-In Option is the same as the “up and in”, except the currency
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has to reach a lower barrier. Upon hitting the chosen lower price level, the “down and in” Knock-In Option turns into a Vanilla Option. As in the Knock-In Option, there are two kinds of Knock-Out Options, ( i) “up and out” and (ii) “down and out”. However, in a Knock-Out Option, the buyer begins with a Vanilla Option, and if the predetermined price barrier is hit, the Vanilla Option is cancelled and the seller has no further obligation. If the option hits the upper barrier, the option is cancelled and the investor loses the premium paid, thus, “up and out”. If the option hits the lower price barrier, the option is cancelled, thus, “down and out”. Barrier Options usually call for delivery of the underlying currency.
The value of a foreign currency option is dependent upon the value of the foreign currency and the U.S. dollar and may have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than those for round lots.
There is no systematic reporting of last sale information for foreign currencies and there is no regulatory requirement that quotations available through dealer or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options market.
In addition to writing call options on currencies when a Fund owns the underlying currency, the Funds may also write call options on currencies even if they do not own the underlying currency as long as the Fund segregates cash or liquid assets that, when added to the amounts deposited with a futures commission merchant or a broker as margin, equal the market value of the currency underlying the call option (but not less than the strike price of the call option). The Funds may also cover a written call option by owning a separate call option permitting the Fund to purchase the reference currency at a price no higher than the strike price of the call option sold by the Fund. In addition, a Fund may write a non-deliverable call option if the Fund segregates an amount equal to the current notional value (amount obligated to pay). Netting is generally permitted of long and short positions of a specific country (assuming long and short contracts are similar). If there are securities or currency held in that specific country at least equal to the current notional value of the net currency positions, no segregation is required.
Non-Deliverable Forwards. Some of the Funds may also invest in non-deliverable forwards (“NDFs”). NDFs are cash-settled, short-term forward contracts on foreign currencies (each a “Reference Currency”) that are non-convertible and that may be thinly traded or illiquid. NDFs involve an obligation to pay an amount (the “Settlement Amount”) equal to the difference between the prevailing market exchange rate for the Reference Currency and the agreed upon exchange rate (the “NDF Rate”), with respect to an agreed notional amount. NDFs have a fixing date and a settlement (delivery) date. The fixing date is the date and time at which the difference between the prevailing market exchange rate and the agreed upon exchange rate is calculated. The settlement (delivery) date is the date by which the payment of the Settlement Amount is due to the party receiving payment.
Although NDFs are similar to forward foreign currency exchange contracts, NDFs do not require physical delivery of the Reference Currency on the settlement date. Rather, on the settlement date, the only transfer between the counterparties is the monetary settlement amount representing the difference between the NDF Rate and the prevailing market exchange rate. NDFs typically may have terms from one month up to two years and are settled in U.S. dollars.
NDFs are subject to many of the risks associated with derivatives in general and forward currency transactions including risks associated with fluctuations in foreign currency and the risk that the counterparty will fail to fulfill its obligations. The Funds will segregate or earmark liquid assets in an amount equal to the marked to market value, on a daily basis of the NDF. In calculating the mark-to-market value, the Funds may net opposing NDF contracts with the same currency and the same settlement date. With respect to trades that do not settle through CLS Bank International, the Funds may only net opposing NDF contracts if the contracts are with the same counterparty.
The Funds will typically use NDFs for hedging purposes, but may also, use such instruments to increase income or gain. The use of NDFs for hedging or to increase income or gain may not be successful, resulting in losses to the Fund, and the cost of such strategies may reduce the Funds’ respective returns.
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Under the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”), NDFs are regulated as swaps and are subject to rules requiring central clearing and mandatory trading on an exchange or facility that is regulated by the CFTC. NDFs traded in the over-the-counter market are subject to margin requirements that are expected to be implemented with respect to the Funds beginning in 2017. Implementation of the regulations regarding clearing, mandatory trading and margining of NDFs may increase the cost to the Fund of hedging currency risk and, as a result, may affect returns to investors in the Fund.
Foreign Currency Conversion. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (the “spread”) between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.
Other Foreign Currency Hedging Strategies. New options and futures contracts and other financial products, and various combinations thereof, continue to be developed, and certain Funds may invest in any such options, contracts and products as may be developed to the extent consistent with the Fund’s investment objective and the regulatory requirements applicable to investment companies, and subject to the supervision of each Trust’s Board of Trustees.
Risk Factors in Foreign Currency Transactions. The following is a summary of certain risks associated with foreign currency transactions:
Imperfect Correlation. Foreign currency transactions present certain risks. In particular, the variable degree of correlation between price movements of the instruments used in hedging strategies and price movements in a security being hedged creates the possibility that losses on the hedging transaction may be greater than gains in the value of a Fund’s securities.
Liquidity. Hedging instruments may not be liquid in all circumstances. As a result, in volatile markets, the Funds may not be able to dispose of or offset a transaction without incurring losses. Although foreign currency transactions used for hedging purposes may reduce the risk of loss due to a decline in the value of the hedged security, at the same time the use of these instruments could tend to limit any potential gain which might result from an increase in the value of such security.
Leverage and Volatility Risk. Derivative instruments, including foreign currency derivatives, may sometimes increase or leverage a Fund’s exposure to a particular market risk. Leverage enhances the price volatility of derivative instruments held by a Fund.
Strategy Risk. Certain Funds may use foreign currency derivatives for hedging as well as non-hedging purposes including to gain or adjust exposure to currencies and securities markets or to increase income or gain to a Fund. There is no guarantee that these strategies will succeed and their use may subject a Fund to greater volatility and loss. Foreign currency transactions involve complex securities transactions that involve risks in addition to direct investments in securities including leverage risk and the risks associated with derivatives in general, currencies, and investments in foreign and emerging markets.
Judgment of the Adviser. Successful use of foreign currency transactions by a Fund depends upon the ability of the applicable Adviser to predict correctly movements in the direction of interest and currency rates and other factors affecting markets for securities. If the expectations of the applicable Adviser are not met, a Fund would be in a worse position than if a foreign currency transaction had not been pursued. For example, if a Fund has hedged against the possibility of an increase in interest rates which would adversely affect the price of securities in its portfolio and the price of such securities increases instead, the Fund will lose part or all of the benefit of the increased value of its securities because it will have offsetting losses in its hedging positions. In addition, when utilizing instruments that require variation margin payments, if the Fund has insufficient cash to meet daily variation margin requirements, it may have to sell securities to meet such requirements.
Other Risks. Such sales of securities may, but will not necessarily, be at increased prices which reflect the rising market. Thus, a Fund may have to sell securities at a time when it is disadvantageous to do so.
It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward contract or futures contract. Accordingly, a Fund may have to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency a Fund is obligated to deliver and if a decision is made to sell the security or securities and make delivery of the foreign currency.
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Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency the Fund is obligated to deliver.
Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which a Fund owns or expects to purchase or sell. Rather, an Adviser may employ these techniques in an effort to maintain an investment portfolio that is relatively neutral to fluctuations in the value of the U.S. dollar relative to major foreign currencies and establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain which might result from the increase in the value of such currency. Moreover, it may not be possible for a Fund to hedge against a devaluation that is so generally anticipated that the Fund is not able to contract to sell the currency at a price above the anticipated devaluation level.
Insurance-Linked Securities
The JPMorgan Strategic Income Opportunities Fund, JPMorgan Total Return Fund, JPMorgan Tax Aware Income Opportunities Fund and JPMorgan Multi-Manager Alternatives Fund may invest in debt instruments or equity securities structured as event-driven, event-linked or insurance-linked notes or catastrophe bonds (collectively, “catastrophe bonds”) and related instruments such as (re)insurance sidecars (collectively with catastrophe bonds “Insurance-Linked Securities”). These Insurance-Linked Securities are generally debt obligations or equity securities for which the return of principal and the payment of interest or dividends typically are contingent on the non-occurrence of a specific “trigger” event(s) that lead to economic and/or human loss, such as a hurricane of a specific category, earthquake of a particular magnitude, or other physical or weather-related phenomena. For some Insurance-Linked Securities, the magnitude of the effect of the trigger event on the security may be based on losses to a company or industry, modeled losses to a notional portfolio, industry indexes, readings of scientific instruments, or certain other parameters associated with a catastrophe rather than actual losses. If a trigger event, as defined within the terms of each Insurance-Linked Security, occurs, a Fund may lose a portion or all of its accrued interest, dividends and/or principal invested in such Insurance-Linked Security. In addition, if there is a dispute regarding a trigger event, there may be delays in the payment of principal, interest and dividends. A Fund is entitled to receive principal, interest and dividends payments so long as no trigger event occurs of the description and magnitude specified by the Insurance-Linked Security.
Insurance-Linked Securities may be sponsored by government agencies, insurance companies or reinsurers and issued by special purpose corporations or other off-shore or on-shore entities (such special purpose entities are created to accomplish a narrow and well-defined objective, such as the issuance of a note in connection with a specific reinsurance transaction). Typically, Insurance-Linked Securities are issued by off-shore entities including entities in emerging markets and may be non-dollar denominated. As a result, the Funds will be subject to currency and foreign and emerging markets risk including the risks described in Foreign Investments. Often, catastrophe bonds provide for extensions of maturity that are mandatory, or optional at the discretion of the issuer or sponsor, in order to process and audit loss claims in those cases where a trigger event has, or possibly has, occurred. An extension of maturity may increase volatility.
In addition to the specified trigger events, Insurance-Linked Securities also may expose a Fund to certain unanticipated risks including but not limited to issuer risk, credit risk, counterparty risk, adverse regulatory or jurisdictional interpretations, and adverse tax consequences. Additionally, Insurance-Linked Securities are subject to the risk that modeling used to calculate the probability of a trigger event may not be accurate and/or underestimate the likelihood of a trigger event. This may result in more frequent and greater than expected losses including loss of principal and/or interest with respect to catastrophic bonds and dividends with respect to (re)insurance sidecars.
Insurance-Linked Securities are relatively new types of financial instruments. As such, there is no significant trading history of these securities, and there can be no assurance that markets for these instruments will be liquid at all times. Lack of a liquid market may impose the risk of higher transaction costs and the possibility that a Fund may be forced to liquidate positions when it would not be advantageous to do so. Insurance-Linked Securities are generally rated below investment grade or the unrated equivalent and have the same or similar risks as high yield debt securities (also known as junk bonds) including the risks described under High Yield/High Risk Securities/Junk Bonds and are subject to the risk that the Fund may lose some or all of its investment if the particular trigger identified under the Insurance-Linked Security occurs.
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Insurance-Linked Securities typically are restricted to qualified institutional buyers and, therefore, are not subject to registration with the Securities and Exchange Commission (“SEC”) or any state securities commission generally are not listed on any national securities exchange. The amount of public information available with respect to Insurance-Linked Securities is generally less extensive than that which is available for exchange listed securities. There can be no assurance that future regulatory determinations will not adversely affect the overall market for Insurance-Linked Securities.
Industry loss warranties are a type of Insurance-Linked Securities that are designed to protect insurers or reinsurers from severe losses due to significant catastrophic events. The buyer pays the seller a premium at the inception of the contract, and in return the buyer can make a claim if losses due to a certain class of catastrophic event (for example, Florida hurricanes), as estimated by a third-party, exceed an agreed trigger level. Industry loss warranties have standard terms and conditions and are collateralized. These contracts are evaluated using detailed underwriting information on the applicable exposures provided by the reinsurers or their intermediaries.
Inverse Floaters and Interest Rate Caps
Inverse floaters are instruments whose interest rates bear an inverse relationship to the interest rate on another security or the value of an index. The market value of an inverse floater will vary inversely with changes in market interest rates and will be more volatile in response to interest rate changes than that of a fixed rate obligation. Interest rate caps are financial instruments under which payments occur if an interest rate index exceeds a certain predetermined interest rate level, known as the cap rate, which is tied to a specific index. These financial products will be more volatile in price than securities which do not include such a structure.
Investment Company Securities and Exchange Traded Funds
Investment Company Securities. A Fund may acquire the securities of other investment companies (“acquired funds”) to the extent permitted under the 1940 Act and consistent with its investment objective and strategies. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company’s expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Fund bears directly in connection with its own operations. Except as described below, the 1940 Act currently requires that, as determined immediately after a purchase is made, (i) not more than 5% of the value of a fund’s total assets will be invested in the securities of any one investment company, (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by a fund.
In addition, Section 17 of the 1940 Act prohibits a Fund from investing in another J.P. Morgan Fund except as permitted by Section 12 of the 1940 Act, by rule, or by exemptive order.
The limitations described above do not apply to investments in money market funds subject to certain conditions. All of the J.P. Morgan Funds may invest in affiliated and unaffiliated money market funds without limit under Rule 12d1-1 under the 1940 Act subject to the acquiring fund’s investment policies and restrictions and the conditions of the Rule.
In addition, the 1940 Act’s limits and restrictions summarized above do not apply to J.P. Morgan Funds that invest in other J.P. Morgan Funds in reliance on Section 12(d)(1)(G) of the 1940 Act, SEC rule, or an exemptive order issued by the SEC (each, a “Fund of Funds”; collectively, “Funds of Funds”). Such Funds of Funds include JPMorgan Investor Funds (the “Investor Funds”), the JPMorgan SmartRetirement Funds and the JPMorgan SmartRetirement Blend Funds (collectively, the “JPMorgan SmartRetirement Funds”), JPMorgan Access Funds, JPMorgan Diversified Fund, and such other J.P. Morgan Funds that invest in other J.P. Morgan Funds in reliance on Section 12(d)(G) of the 1940 Act or the rules issued Section 12.
Section 12(d)(1)(G) of the 1940 Act permits a fund to invest in acquired funds in the “same group of investment companies” (“affiliated funds”), government securities and short-term paper. In addition to the investments permitted by Section 12(d)(1)(G), Rule 12d1-2 permits funds of funds to make investments in addition to affiliated funds under certain circumstances including: (1) unaffiliated investment companies (subject to certain limits), (2) other types of securities (such as stocks, bonds and other securities) not issued by an investment company that are consistent with the fund of fund’s investment policies and (3) affiliated and unaffiliated money market funds. In order to be an eligible investment under Section 12(d)(1)(G), an affiliated fund must have a policy prohibiting it from investing in other funds under Section 12(d)(1)(F) or (G) of the 1940 Act.
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In addition to investments permitted by Section 12(d)(1)(G) and Rule 12d1-2, the J.P. Morgan Funds may invest in derivatives pursuant to an exemptive order issued by the SEC. Under the exemptive order, the Funds of Funds are permitted to invest in financial instruments that may not be considered “securities” for purposes of Rule 12d-1 subject to certain conditions, including a finding of the Board of Trustees that the advisory fees charged by the Adviser to the Funds of Funds are for services that are in addition to, and not duplicative of, the advisory services provided to an underlying fund.
Exchange Traded Funds (“ETFs”). ETFs are pooled investment vehicles whose ownership interests are purchased and sold on a securities exchange. ETFs may be structured investment companies, depositary receipts or other pooled investment vehicles. As shareholders of an ETF, the Funds will bear their pro rata portion of any fees and expenses of the ETFs. Although shares of ETFs are traded on an exchange, shares of certain ETFs may not be redeemable by the ETF. In addition, ETFs may trade at a price below their net asset value (also known as a discount).
Certain Funds may use ETFs to gain exposure to various asset classes and markets or types of strategies and investments By way of example, ETFs may be structured as broad based ETFs that invest in a broad group of stocks from different industries and market sectors; select sector; or market ETFs that invest in debt securities from a select sector of the economy, a single industry or related industries; or ETFs that invest in foreign and emerging markets securities. Other types of ETFs continue to be developed and the Fund may invest in them to the extent consistent with such Funds’ investment objectives, policies and restrictions. The ETFs in which the Funds invest are subject to the risks applicable to the types of securities and investments used by the ETFs (e.g., debt securities are subject to risks like credit and interest rate risks; emerging markets securities are subject risks like currency risks and foreign and emerging markets risk; derivatives are subject to leverage and counterparty risk).
ETFs may be actively managed or index-based. Actively managed ETFs are subject to management risk and may not achieve their objective if the ETF’s manager’s expectations regarding particular securities or markets are not met. Generally, an index based ETF’s objective is to track the performance of a specified index. Index based ETFs may invest in a securities portfolio that includes substantially all of the securities in substantially the same amount as the securities included in the designated index or a representative sample. Because passively managed ETFs are designed to track an index, securities may be purchased, retained and sold at times when an actively managed ETF would not do so. As a result, shareholders of a Fund that invest in such an ETF can expect greater risk of loss (and a correspondingly greater prospect of gain) from changes in the value of securities that are heavily weighted in the index than would be the case if ETF were not fully invested in such securities. This risk is increased if a few component securities represent a highly concentrated weighting in the designated index.
Unless permitted by the 1940 Act or an order or rule issued by the SEC (see “Investment Company Securities” above for more information), the Fund’s investments in unaffiliated ETFs that are structured as investment companies as defined in the 1940 Act are subject to certain percentage limitations of the 1940 Act regarding investments in other investment companies. As a general matter, these percentage limitations currently require a Fund to limit its investments in any one issue of ETFs to 5% of the Fund’s total assets and 3% of the outstanding voting securities of the ETF issue. Moreover, a Fund’s investments in all ETFs may not currently exceed 10% of the Fund’s total assets under the 1940 Act, when aggregated with all other investments in investment companies. ETFs that are not structured as investment companies as defined in the 1940 Act are not subject to these percentage limitations.
SEC exemptive orders granted to various ETFs and their investment advisers permit the Funds to invest beyond the 1940 Act limits, subject to certain terms and conditions, including a finding of the Board of Trustees that the advisory fees charged by the Adviser to the Fund are for services that are in addition to, and not duplicative of, the advisory services provided to those ETFs.
Loans
Some of the Funds may invest in fixed and floating rate loans (“Loans”). Loans may include senior floating rate loans (“Senior Loans”) and secured and unsecured loans, second lien or more junior loans (“Junior Loans”) and bridge loans or bridge facilities (“Bridge Loans”). Loans are typically arranged through private negotiations between borrowers in the U.S. or in foreign or emerging markets which may be corporate issuers or issuers of sovereign debt obligations (“Obligors”) and one or more financial institutions and other lenders (“Lenders”). Generally, the Funds invest in Loans by purchasing assignments of all or a portion of Loans (“Assignments”) or Loan participations (“Participations”) from third parties although certain Funds may originate Loans.
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A Fund has direct rights against the Obligor on the Loan when it purchases an Assignment. Because Assignments are arranged through private negotiations between potential assignees and potential assignors, however, the rights and obligations acquired by a Fund as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender. With respect to Participations, typically, a Fund will have a contractual relationship only with the Lender and not with the Obligor. The agreement governing Participations may limit the rights of a Fund to vote on certain changes which may be made to the Loan agreement, such as waiving a breach of a covenant. However, the holder of a Participation will generally have the right to vote on certain fundamental issues such as changes in principal amount, payment dates and interest rate. Participations may entail certain risks relating to the creditworthiness of the parties from which the participations are obtained.
A Loan is typically originated, negotiated and structured by a U.S. or foreign commercial bank, insurance company, finance company or other financial institution (the “Agent”) for a group of Loan investors. The Agent typically administers and enforces the Loan on behalf of the other Loan investors in the syndicate. The Agent’s duties may include responsibility for the collection of principal and interest payments from the Obligor and the apportionment of these payments to the credit of all Loan investors. The Agent is also typically responsible for monitoring compliance with the covenants contained in the Loan agreement based upon reports prepared by the Obligor. In addition, an institution, typically but not always the Agent, holds any collateral on behalf of the Loan investors. In the event of a default by the Obligor, it is possible, though unlikely, that the Fund could receive a portion of the borrower’s collateral. If the Fund receives collateral other than cash, any proceeds received from liquidation of such collateral will be available for investment as part of the Fund’s portfolio.
In the process of buying, selling and holding Loans, a Fund may receive and/or pay certain fees. These fees are in addition to interest payments received and may include facility fees, commitment fees, commissions and prepayment penalty fees. When a Fund buys or sells a Loan it may pay a fee. In certain circumstances, a Fund may receive a prepayment penalty fee upon prepayment of a Loan.
Additional Information concerning Senior Loans. Senior Loans typically hold the most senior position in the capital structure of the Obligor, are typically secured with specific collateral and have a claim on the assets and/or stock of the Obligor that is senior to that held by subordinated debtholders and shareholders of the Obligor. Collateral for Senior Loans may include (i) working capital assets, such as accounts receivable and inventory; (ii) tangible fixed assets, such as real property, buildings and equipment; (iii) intangible assets, such as trademarks and patent rights; and/or (iv) security interests in shares of stock of subsidiaries or affiliates.
Additional Information concerning Junior Loans. Junior Loans include secured and unsecured loans including subordinated loans, second lien and more junior loans, and bridge loans. Second lien and more junior loans (“Junior Lien Loans”) are generally second or further in line in terms of repayment priority. In addition, Junior Lien Loans may have a claim on the same collateral pool as the first lien or other more senior liens or may be secured by a separate set of assets. Junior Loans generally give investors priority over general unsecured creditors in the event of an asset sale.
Additional Information concerning Bridge Loans. Bridge Loans are short-term loan arrangements (e.g., 12 to 36 months) typically made by an Obligor in anticipation of intermediate-term or long-term permanent financing. Most Bridge Loans are structured as floating-rate debt with step-up provisions under which the interest rate on the Bridge Loan rises the longer the Loan remains outstanding. In addition, Bridge Loans commonly contain a conversion feature that allows the Bridge Loan investor to convert its Loan interest to senior exchange notes if the Loan has not been prepaid in full on or prior to its maturity date. Bridge Loans typically are structured as Senior Loans but may be structured as Junior Loans.
Additional Information concerning Unfunded Commitments. Unfunded commitments are contractual obligations pursuant to which the Fund agrees to invest in a Loan at a future date. Typically, the Fund receives a commitment fee for entering into the Unfunded Commitment.
Additional Information concerning Synthetic Letters of Credit. Loans include synthetic letters of credit. In a synthetic letter of credit transaction, the Lender typically creates a special purpose entity or a credit-linked deposit account for the purpose of funding a letter of credit to the borrower. When a Fund invests in a synthetic letter of credit, the Fund is typically paid a rate based on the Lender’s borrowing costs and the terms of the synthetic letter of credit. Synthetic letters of credit are typically structured as Assignments with the Fund acquiring direct rights against the Obligor.
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Additional Information concerning Loan Originations. In addition to investing in loan assignments and participations, the Strategic Income Opportunities Fund, Global Bond Opportunities Fund, Unconstrained Debt Fund and Income Fund may originate Loans in which the Fund would lend money directly to a borrower by investing in limited liability companies or corporations that make loans directly to borrowers. The terms of the Loans are negotiated with borrowers in private transactions. Such Loans would be collateralized, typically with tangible fixed assets such as real property or interests in real property. Such Loans may also include mezzanine loans. Unlike Loans secured by a mortgage on real property, mezzanine loans are collateralized by an equity interest in a SPV that owns the real property.
Limitations on Investments in Loan Assignments and Participations. If a government entity is a borrower on a Loan, the Fund will consider the government to be the issuer of an Assignment or Participation for purposes of a Fund’s fundamental investment policy that it will not invest 25% or more of its total assets in securities of issuers conducting their principal business activities in the same industry (i.e., foreign government).
Limited Federal Securities Law Protections. Certain Loans may not be considered securities under the federal securities laws. In such circumstances, fewer legal protections may be available with respect to a Fund’s investment in those Loans. In particular, if a Loan is not considered a security under the federal securities laws, certain legal protections normally available to investors under the federal securities laws, such as those against fraud and misrepresentation, may not be available.
Multiple Lender Risk. There may be additional risks associated with Loans, including loan originations, when there are Lenders or other participants in addition to the Fund. For example, a Fund could lose the ability to consent to certain actions taken by the Borrower if certain conditions are not met. In addition, for example, certain governing agreements that provide the Fund with the right to consent to certain actions taken by a Borrower may provide that the Fund will no longer have the right to provide such consent if another Lender makes a subsequent advance to the Borrower.
Risk Factors of Loans. Loans are subject to the risks associated with debt obligations in general including interest rate risk, credit risk and market risk. When a Loan is acquired from a Lender, the risk includes the credit risk associated with the Obligor of the underlying Loan. The Fund may incur additional credit risk when the Fund acquires a participation in a Loan from another lender because the Fund must assume the risk of insolvency or bankruptcy of the other lender from which the Loan was acquired. To the extent that Loans involve Obligors in foreign or emerging markets, such Loans are subject to the risks associated with foreign investments or investments in emerging markets in general. The following outlines some of the additional risks associated with Loans.
High Yield Securities Risk. The Loans that a Fund invests in may not be rated by an NRSRO, will not be registered with the SEC or any state securities commission and will not be listed on any national securities exchange. To the extent that such high yield Loans are rated, they typically will be rated below investment grade and are subject to an increased risk of default in the payment of principal and interest as well as the other risks described under “High Yield/High Risk Securities/Junk Bonds.” Loans are vulnerable to market sentiment such that economic conditions or other events may reduce the demand for Loans and cause their value to decline rapidly and unpredictably.
Liquidity Risk. Although the Funds limit their investments in illiquid securities to no more than 15% of a Fund’s net assets (5% of the total assets for the Money Market Funds) at the time of purchase, Loans that are deemed to be liquid at the time of purchase may become illiquid or less liquid. No active trading market may exist for certain Loans and certain Loans may be subject to restrictions on resale or have a limited secondary market. Certain Loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. The inability to dispose of certain Loans in a timely fashion or at a favorable price could result in losses to a Fund. Also, to the extent that a Fund needs to satisfy redemption requests or cover unanticipated cash shortfalls, the Fund may seek to engage in borrowing under a credit facility or enter into lending agreements under which the Fund would borrow money for temporary purposes directly from another J.P. Morgan Fund (please see “Interfund Lending”). Certain Money Market Funds also use an interest bearing deposit facility to set aside cash at a level estimated to meet the Money Market Fund’s next business day’s intraday redemption orders. See “Interest Bearing Deposit Facility” for more information.
Collateral and Subordination Risk. With respect to Loans that are secured, a Fund is subject to the risk that collateral securing the Loan will decline in value or have no value or that the Fund’s lien is or will become junior in payment to other liens. A decline in value of the collateral, whether as a result of market value declines, bankruptcy proceedings or otherwise, could cause the Loan to be under collateralized or unsecured. In such event, the Fund may have the ability to require that the Obligor
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pledge additional collateral. The Fund, however, is subject to the risk that the Obligor may not pledge such additional collateral or a sufficient amount of collateral. In some cases (for example, in the case of non-recourse Loans), there may be no formal requirement for the Obligor to pledge additional collateral. In addition, collateral may consist of assets that may not be readily liquidated, and there is no assurance that the liquidation of such assets would satisfy an Obligor’s obligation on a Loan. If the Fund were unable to obtain sufficient proceeds upon a liquidation of such assets, this could negatively affect Fund performance.
If an Obligor becomes involved in bankruptcy proceedings, a court may restrict the ability of the Fund to demand immediate repayment of the Loan by Obligor or otherwise liquidate the collateral. A court may also invalidate the Loan or the Fund’s security interest in collateral or subordinate the Fund’s rights under a Senior Loan or Junior Loan to the interest of the Obligor’s other creditors, including unsecured creditors, or cause interest or principal previously paid to be refunded to the Obligor. If a court required interest or principal to be refunded, it could negatively affect Fund performance. Such action by a court could be based, for example, on a “fraudulent conveyance” claim to the effect that the Obligor did not receive fair consideration for granting the security interest in the Loan collateral to a Fund. For Senior Loans made in connection with a highly leveraged transaction, consideration for granting a security interest may be deemed inadequate if the proceeds of the Loan were not received or retained by the Obligor, but were instead paid to other persons (such as shareholders of the Obligor) in an amount which left the Obligor insolvent or without sufficient working capital. There are also other events, such as the failure to perfect a security interest due to faulty documentation or faulty official filings, which could lead to the invalidation of a Fund’s security interest in Loan collateral. If the Fund’s security interest in Loan collateral is invalidated or a Senior Loan were subordinated to other debt of an Obligor in bankruptcy or other proceedings, the Fund would have substantially lower recovery, and perhaps no recovery on the full amount of the principal and interest due on the Loan, or the Fund could have to refund interest. Lenders and investors in Loans can be sued by other creditors and shareholders of the Obligors. Losses can be greater than the original Loan amount and occur years after the principal and interest on the Loan have been repaid.
Agent Risk. Selling Lenders, Agents and other entities who may be positioned between a Fund and the Obligor will likely conduct their principal business activities in the banking, finance and financial services industries. Investments in Loans may be more impacted by a single economic, political or regulatory occurrence affecting such industries than other types of investments. Entities engaged in such industries may be more susceptible to, among other things, fluctuations in interest rates, changes in the Federal Open Market Committee’s monetary policy, government regulations concerning such industries and concerning capital raising activities generally and fluctuations in the financial markets generally. An Agent, Lender or other entity positioned between a Fund and the Obligor may become insolvent or enter FDIC receivership or bankruptcy. The Fund might incur certain costs and delays in realizing payment on a Loan or suffer a loss of principal and/ or interest if assets or interests held by the Agent, Lender or other party positioned between the Fund and the Obligor are determined to be subject to the claims of the Agent’s, Lender’s or such other party’s creditors.
Regulatory Changes. To the extent that legislation or state or federal regulators that regulate certain financial institutions impose additional requirements or restrictions with respect to the ability of such institutions to make Loans, particularly in connection with highly leveraged transactions, the availability of Loans for investment may be adversely affected. Furthermore, such legislation or regulation could depress the market value of Loans held by the Fund.
Inventory Risk. Affiliates of the Adviser may participate in the primary and secondary market for Loans. Because of limitations imposed by applicable law, the presence of the Adviser’s affiliates in the Loan market may restrict a Fund’s ability to acquire some Loans, affect the timing of such acquisition or affect the price at which the Loan is acquired.
Information Risk. There is typically less publicly available information concerning Loans than other types of fixed income investments. As a result, a Fund generally will be dependent on reports and other information provided by the Obligor, either directly or through an Agent, to evaluate the Obligor’s creditworthiness or to determine the Obligor’s compliance with the covenants and other terms of the Loan Agreement. Such reliance may make investments in Loans more susceptible to fraud than other types of investments. In addition, because the Adviser may wish to invest in the publicly traded securities of an Obligor, it may not have access to material non-public information regarding the Obligor to which other Loan investors have access.
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Junior Loan Risk. Junior Loans are subject to the same general risks inherent to any Loan investment. Due to their lower place in the Obligor’s capital structure and possible unsecured status, Junior Loans involve a higher degree of overall risk than Senior Loans of the same Obligor. Junior Loans that are Bridge Loans generally carry the expectation that the Obligor will be able to obtain permanent financing in the near future. Any delay in obtaining permanent financing subjects the Bridge Loan investor to increased risk. An Obligor’s use of Bridge Loans also involves the risk that the Obligor may be unable to locate permanent financing to replace the Bridge Loan, which may impair the Obligor’s perceived creditworthiness.
Mezzanine Loan Risk. In addition to the risk factors described above, mezzanine loans are subject to additional risks. Unlike conventional mortgage loans, mezzanine loans are not secured by a mortgage on the underlying real property but rather by a pledge of equity interests (such as a partnership or limited liability company membership) in the property owner or another company in the ownership structures that has control over the property. Such companies are typically structured as special purpose entities. Generally, mezzanine loans may be more highly leveraged than other types of Loans and subordinate in the capital structure of the Obligor. While foreclosure of a mezzanine loan generally takes substantially less time than foreclosure of a traditional mortgage, the holders of a mezzanine loan have different remedies available versus the holder of a first lien mortgage loan. In addition, a sale of the underlying real property would not be unencumbered, and thus would be subject to encumbrances by more senior mortgages and liens of other creditors. Upon foreclosure of a mezzanine loan, the holder of the mezzanine loan acquires an equity interest in the Obligor. However, because of the subordinate nature of a mezzanine loan, the real property continues to be subject to the lien of the mortgage and other liens encumbering the real estate. In the event the holder of a mezzanine loan forecloses on its equity collateral, the holder may need to cure the Obligor’s existing mortgage defaults or, to the extent permissible under the governing agreements, sell the property to pay off other creditors. To the extent that the amount of mortgages and senior indebtedness and liens exceed the value of the real estate, the collateral underlying the mezzanine loan may have little or no value.
Foreclosure Risk. There may be additional costs associated with enforcing a Fund’s remedies under a Loan including additional legal costs and payment of real property transfer taxes upon foreclosure in certain jurisdictions or legal costs and expenses associated with operating real property. As a result of these additional costs, the Fund may determine that pursuing foreclosure on the Loan collateral is not worth the associated costs. In addition, if the Fund incurs costs and the collateral loses value or is not recovered by the Fund in foreclosure, the Fund could lose more than its original investment in the Loan. Foreclosure risk is heightened for Junior Loans, including certain mezzanine loans.
Miscellaneous Investment Strategies and Risks
Borrowings. A Fund may borrow for temporary purposes and/or for investment purposes. Such a practice will result in leveraging of a Fund’s assets and may cause a Fund to liquidate portfolio positions when it would not be advantageous to do so. This borrowing may be secured or unsecured. If a Fund utilizes borrowings, for investment purposes or otherwise, it may pledge up to 33 1⁄3% of its total assets to secure such borrowings. Provisions of the 1940 Act require a Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of the Fund’s total assets made for temporary administrative or emergency purposes. Any borrowings for temporary administrative purposes in excess of 5% of the Fund’s total assets must maintain continuous asset coverage. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, a Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. Borrowing will tend to exaggerate the effect on net asset value of any increase or decrease in the market value of a Fund’s portfolio. Money borrowed will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased. A Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.
Certain Trusts, on behalf of certain Funds (“Borrowers”) entered into a 364 day joint syndicated senior unsecured revolving credit facility totaling $1.5 billion, which terminates on August 14, 2018 unless otherwise extended or renewed “Credit Facility”), with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for
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temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing Fund must meet certain requirements, including a minimum adjusted net asset value amount and certain adjusted net asset coverage rations prior to and during the time in which any borrowings are outstanding. If a Fund does not comply with these requirements, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately. Interest associated with any borrowing under the Credit Facility is charged to the borrowing Fund at a variable rate. In addition, each participating Fund is charged an annual commitment fee, which is incurred on the unused portion of the Credit Facility and is allocated to all participating Funds pro rata based on their respective net assets.
Certain types of investments are considered to be borrowings under precedents issued by the SEC. Such investments are subject to the limitations as well as asset segregation requirements. In addition, each Fund may enter into Interfund Lending Arrangements. Please see “Interfund Lending”.
Commodity-Linked Derivatives. Commodity-linked derivatives are derivative instruments the value of which is linked to the value of a commodity, commodity index or commodity futures contract. A Fund’s investment in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. Use of leveraged commodity-linked derivatives creates the possibility for greater loss (including the likelihood of greater volatility of the Fund’s net asset value), and there can be no assurance that a Fund’s use of leverage will be successful. Tax considerations may limit a Fund’s ability to pursue investments in commodity-linked derivatives.
Commodity-Related Pooled Investment Vehicles. Commodity-related pooled investment vehicles include ownership interests in grantor trusts and other pooled investment vehicles that hold tangible assets such as gold, silver or other commodities or invest in commodity futures. Grantor trusts are typically traded on an exchange.
Investors do not have the rights normally associated with ownership of other types of shares when they invest in pooled investment vehicles holding commodities or commodity futures, including those structured as limited partnerships or grantor trusts holding commodities. For example, the owners of these commodity-related grantor trusts or limited partnerships do not have the right to elect directors, receive dividends or take other actions normally associated with the ownership of shares of a corporation. Holders of a certain percentage of shares in a grantor trust may have the right to terminate the trust or exercise other rights which would not be available to small investors. If investors other than a Fund exercise their right to terminate, a Fund that wishes to invest in the underlying commodity through the pooled investment vehicle will have to find another investment and may not be able to find another vehicle that offers the same investment features. In the event that one or more participants holding a substantial interest in these pooled investment vehicles withdraw from participation, the liquidity of the pooled investment vehicle will likely decrease which could adversely affect the market price of the pooled investment vehicle and result in a Fund incurring a loss on its investments.
These pooled investment vehicles are not registered investment companies, and many are not commodity pools, and therefore, do not have the protections available to those types of investments under federal securities or commodities laws. For example, unlike registered investment companies, these vehicles are not subject to federal securities laws that limit transactions with affiliates, require redemption of shares, or limit sales load. Although shares of these vehicles may be traded on an exchange, there may be no active market for such shares and such shares may be highly illiquid.
These vehicles are subject to the risks associated with direct investments in commodities. The market price of shares of these vehicles will be as unpredictable as the price of the underlying commodity. Many factors can cause a decline in the prices of commodities including a change in economic conditions, such as a recession. This risk is magnified when the commodity is used in manufacturing. In addition, the prices of commodities may be adversely impacted by a change in the attitude of speculators and investors toward the applicable commodity, or a significant increase in commodity price hedging activity. In addition, the value of the shares will be adversely affected if the assets owned by the trust are lost, damaged or of inferior quality.
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The commodities represented by shares of a grantor trust will decrease over the life of the trust due to sales of the underlying commodities necessary to pay trust fees and expenses, including expenses associated with indemnification of certain service providers to the pooled investment vehicle. Without increases in the price of the underlying commodity sufficient to compensate for that decrease, the price of the investment will decline and a Fund will incur a loss on its investment.
Commodity-related grantor trusts are passive investment vehicles. This means that the value of the investment in a grantor trust may be adversely affected by trust losses that, if the trust had been actively managed, it might have been possible to avoid. A Fund’s intention to qualify as a regulated investment company under Subchapter M of the Code may limit its ability to make investments in grantor trusts or limited partnerships that invest in commodities or commodity futures.
Cyber Security Risk. As the use of technology has become more prevalent in the course of business, the Funds have become more susceptible to operational and financial risks associated with cyber security, including: theft, loss, misuse, improper release, corruption and destruction of, or unauthorized access to, confidential or highly restricted data relating to a Fund and its shareholders; and compromises or failures to systems, networks, devices and applications relating to the operations of a Fund and its service providers. Cyber security risks may result in financial losses to a Fund and its shareholders; the inability of a Fund to transact business with its shareholders; delays or mistakes in the calculation of a Fund’s NAV or other materials provided to shareholders; the inability to process transactions with shareholders or other parties; violations of privacy and other laws; regulatory fines, penalties and reputational damage; and compliance and remediation costs, legal fees and other expenses. A Fund’s service providers (including, but not limited to, its investment adviser, any sub-advisers, administrator, transfer agent, and custodian or their agents), financial intermediaries, companies in which a Fund invests and parties with which a Fund engages in portfolio or other transactions also may be adversely impacted by cyber security risks in their own businesses, which could result in losses to a Fund or its shareholders. While measures have been developed which are designed to reduce the risks associated with cyber security, there is no guarantee that those measures will be effective, particularly since the Funds do not directly control the cyber security defenses or plans of their service providers, financial intermediaries and companies in which they invest or with which they do business.
Volcker Rule Risk. Section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act and certain rules promulgated thereunder (known as the Volcker Rule) places restrictions on the activities of banking entities, including the adviser and its affiliates, and may impact the long-term viability of a Fund. Under the Volcker Rule, if the adviser or its affiliates own 25% or more of the ownership interests of a Fund outside of the permitted seeding time period, a Fund could be subject to restrictions on trading that would adversely impact a Fund’s ability to execute its investment strategy. Generally, the permitted seeding period is three years from the implementation of a Fund’s investment strategy. As a result, the adviser and/or its affiliates may be required to reduce their ownership interests in a Fund at a time that is sooner than would otherwise be desirable. This may require the sale of Fund securities, which may result in losses, increased transaction costs and adverse tax consequences. In addition, the ongoing viability of a Fund may be adversely impacted by the anticipated or actual redemption of Fund shares owned by the adviser and its affiliates and could result in a Fund’s liquidation.
Exchange-Traded Notes (“ETNs”) are senior, unsecured notes linked to an index. Like ETFs, they may be bought and sold like shares of stock on an exchange. However, ETNs have a different underlying structure. While ETF shares represent an interest in a portfolio of securities, ETNs are structured products that are an obligation of the issuing bank, whereby the bank agrees to pay a return based on the target index less any fees. Essentially, these notes allow individual investors to have access to derivatives linked to commodities and assets such as oil, currencies and foreign stock indexes. ETNs combine certain aspects of bonds and ETFs. Similar to ETFs, ETNs are traded on a major exchange (e.g., the New York Stock Exchange) during normal trading hours. However, investors can also hold the ETN until maturity. At maturity, the issuer pays to the investor a cash amount equal to principal amount, subject to the day’s index factor. ETN returns are based upon the performance of a market index minus applicable fees. ETNs do not make periodic coupon payments and provide no principal protection. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced commodity. The value of the ETN may drop due to a downgrade in the issuer’s credit rating, despite the underlying index remaining unchanged. The timing and character of income and gains derived from ETNs is under consideration by the U.S. Treasury and Internal Revenue Service and may also be affected by future legislation.
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Impact of Large Redemptions and Purchases of Fund Shares. Under applicable regulations, the Adviser or an affiliate of the Adviser may be required to reduce its seed investment or other ownership interest in a Fund at a time that is sooner than the Adviser or its affiliate otherwise would. In addition to such redemptions of seed investment, from time to time, shareholders of a Fund (which may include the Adviser or affiliates of the Adviser or accounts for which the Adviser or its affiliates serve as investment adviser or trustee or, for certain Funds, affiliated and/or non-affiliated registered investment companies that invest in a Fund) may make relatively large redemptions or purchases of Fund shares. These transactions may cause a Fund to have to sell securities, or invest additional cash, as the case may be. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on a Fund’s performance to the extent that the Fund is required to sell securities or invest cash at times when it would not otherwise do so, which may result in a loss to the Fund. These transactions may result in higher portfolio turnover, accelerate the realization of taxable income if sales of securities resulted in capital gains or other income and increase transaction costs, which may impact the Fund’s expense ratio. Additionally, a significant reduction in Fund assets would result in Fund expenses being spread over a small asset base, potentially causing an increase in the Fund’s expense ratio. To the extent that such transactions result in short-term capital gains, such gains will generally be taxed at the ordinary income tax rate. In addition to the above information, the Funds’ SAIs include disclosure of accounts holding more than 5% of a Fund’s voting securities.
Government Intervention in Financial Markets. Events in the financial sector over the past several years have resulted in reduced liquidity in credit and fixed income markets and in an unusually high degree of volatility in the financial markets, both domestically and internationally. While entire markets have been impacted, issuers that have exposure to the real estate, mortgage and credit markets have been particularly affected. These events and the potential for continuing market turbulence may have an adverse effect on the Funds’ investments. It is uncertain how long these conditions will continue.
Recent instability in the financial markets has led governments and regulators around the world to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Governments, their regulatory agencies, or self regulatory organizations may take actions that affect the regulation of the instruments in which the Funds invest, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Funds themselves are regulated.  For instance, in 2016, the SEC adopted rules that regulate the Funds’ management of liquidity risk. Such legislation or regulation could limit or preclude a Fund’s ability to achieve its investment objective.
Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of a Fund’s portfolio holdings. Furthermore, volatile financial markets can expose the Funds to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Funds.
Interest Bearing Deposit Facility. As part of seeking to provide intraday liquidity, certain Money Market Funds generally set aside cash in an interest bearing deposit facility (“IBDF”) at a level estimated to meet the Money Market Fund’s next business day’s intraday redemption orders. Under the IBDF, each Money Market Fund expects to retain a balance (“designated balance”) overnight in its custodial cash deposit account with JPMorgan Chase Bank at a level estimated to meet its next business day’s intraday redemption orders. As redemption payments are processed for the Money Market Fund on the next business day, outgoing wires are debited from its account. At the end of that day, the Money Market Fund seeks to allocate cash to the account to restore the designated balance. A Money Market Fund receives interest overnight on the designated balance.
Interfund Lending. To satisfy redemption requests or to cover unanticipated cash shortfalls, a Fund may enter into lending agreements (“Interfund Lending Agreements”) under which the Fund would lend money and borrow money for temporary purposes directly to and from another J.P. Morgan Fund through a credit facility (“Interfund Loan”), subject to meeting the conditions of an SEC exemptive order granted to the Funds permitting such interfund lending. No Fund may borrow more than the lesser of the amount permitted by Section 18 of the 1940 Act or the amount permitted by its investment limitations. All Interfund Loans will consist only of uninvested cash reserves that the Fund otherwise would invest in short-term repurchase agreements or other short-term instruments.
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If a Fund has outstanding borrowings, any Interfund Loans to the Fund (a) will be at an interest rate equal to or lower than any outstanding bank loan, (b) will be secured at least on an equal priority basis with at least an equivalent percentage of collateral to loan value as any outstanding bank loan that requires collateral, (c) will have a maturity no longer than any outstanding bank loan (and in any event not over seven days) and (d) will provide that, if an event of default occurs under any agreement evidencing an outstanding bank loan to the Fund, the event of default will automatically (without need for action or notice by the lending Fund) constitute an immediate event of default under the Interfund Lending Agreement entitling the lending Fund to call the Interfund Loan (and exercise all rights with respect to any collateral) and that such call will be made if the lending bank exercises its right to call its loan under its agreement with the borrowing Fund.
A Fund may make an unsecured borrowing through the credit facility if its outstanding borrowings from all sources immediately after the interfund borrowing total 10% or less of its total assets; provided, that if the Fund has a secured loan outstanding from any other lender, including but not limited to another J.P. Morgan Fund, the Fund’s interfund borrowing will be secured on at least an equal priority basis with at least an equivalent percentage of collateral to loan value as any outstanding loan that requires collateral. If a Fund’s total outstanding borrowings immediately after an interfund borrowing would be greater than 10% of its total assets, the Fund may borrow through the credit facility on a secured basis only. A Fund may not borrow through the credit facility nor from any other source if its total outstanding borrowings immediately after the interfund borrowing would exceed the limits imposed by Section 18 of the 1940 Act.
No Fund may lend to another Fund through the interfund lending credit facility if the loan would cause its aggregate outstanding loans through the credit facility to exceed 15% of the lending Fund’s net assets at the time of the loan. A Fund’s Interfund Loans to any one Fund shall not exceed 5% of the lending Fund’s net assets. The duration of Interfund Loans is limited to the time required to receive payment for securities sold, but in no event may the duration exceed seven days. Loans effected within seven days of each other will be treated as separate loan transactions for purposes of this condition. Each Interfund Loan may be called on one business day’s notice by a lending Fund and may be repaid on any day by a borrowing Fund.
The limitations detailed above and the other conditions of the SEC exemptive order permitting interfund lending are designed to minimize the risks associated with interfund lending for both the lending fund and the borrowing fund. However, no borrowing or lending activity is without risk. When a Fund borrows money from another Fund, there is a risk that the loan could be called on one day’s notice or not renewed, in which case the Fund may have to borrow from a bank at higher rates if an Interfund Loan were not available from another Fund. A delay in repayment to a lending Fund could result in a lost opportunity or additional lending costs.
Master Limited Partnerships. Certain companies are organized as master limited partnerships (“MLPs”) in which ownership interests are publicly traded. MLPs often own several properties or businesses (or directly own interests) that are related to real estate development and oil and gas industries, but they also may finance motion pictures, research and development and other projects or provide financial services. Generally, an MLP is operated under the supervision of one or more managing general partners. Limited partners (like a Fund that invests in an MLP) are not involved in the day-to-day management of the partnership. They are allocated income and capital gains associated with the partnership project in accordance with the terms established in the partnership agreement.
The risks of investing in an MLP are generally those inherent in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded investors in an MLP than investors in a corporation. Additional risks involved with investing in an MLP are risks associated with the specific industry or industries in which the partnership invests, such as the risks of investing in real estate, or oil and gas industries.
YieldCos. A YieldCo is a dividend growth-oriented company, created by a parent company (the “YieldCo Sponsor”), that bundles operating assets in order to generate systematic cash flows. YieldCos are not limited by asset or income composition, but they are generally tied to the energy industry, including, for example, renewable energy projects, that offer predictable cash flows. YieldCos generally serve a similar purpose as MLPs and REITs, which most energy companies cannot establish due to regulatory reasons.
The risks of investing in YieldCos involve risks that differ from investments in traditional operating companies, including risks related to the relationship between the YieldCo and the YieldCo Sponsor. A YieldCo is usually dependent on the management of the YieldCo Sponsor and may be impacted by the
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development capabilities and financial health of its YieldCo Sponsor. Additionally, a YieldCo Sponsor may have interests of its YieldCo and may retain control of the YieldCo through classes of stock held by the YieldCo Sponsor.
A YieldCo’s share price is typically a multiple of its distributable cash flow. Therefore, any event that limits a YieldCo’s ability to maintain or grow its distributable cash flow would likely have a negative impact on the YieldCo’s share price. The share price of a YieldCo can be affected by fundamentals unique to the YieldCo, including the robustness and consistency of its earnings and its ability to meet debt obligations including the payment of interest and principle to creditors. A YieldCo may distribute all or substantially all of the cash available for distribution, which may limit new acquisitions and future growth. A YieldCo may finance its growth strategy with debt, which may increase the YieldCo’s leverage and the risk associated with the YieldCo. The ability of a YieldCo to maintain or grow its dividend distributions may depend on the YieldCo’s ability to minimize its tax liabilities through the use of accelerated depreciation schedule, tax loss carryforwards, and tax incentives. Changes to the current tax code could result in greater tax liabilities, which would reduce a YieldCo’s distributable cash flow.
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New Financial Products. New options and futures contracts and other financial products, and various combinations thereof, including over-the-counter products, continue to be developed. These various products may be used to adjust the risk and return characteristics of certain Funds’ investments. These various products may increase or decrease exposure to security prices, interest rates, commodity prices, or other factors that affect security values, regardless of the issuer’s credit risk. If market conditions do not perform as expected, the performance of a Fund would be less favorable than it would have been if these products were not used. In addition, losses may occur if counterparties involved in transactions do not perform as promised. These products may expose the Fund to potentially greater return as well as potentially greater risk of loss than more traditional fixed income investments.
Private Placements, Restricted Securities and Other Unregistered Securities. Subject to its policy limitation, a Fund may acquire investments that are illiquid or have limited liquidity, such as commercial obligations issued in reliance on the so-called “private placement” exemption from registration afforded by Section 4(a)(2) under the Securities Act of 1933, as amended (the “1933 Act”), and cannot be offered for public sale in the U.S. without first being registered under the 1933 Act. An illiquid investment is any investment that cannot be disposed of within seven days in the normal course of business at approximately the amount at which it is valued by a Fund. The price a Fund pays for illiquid securities or receives upon resale may be lower than the price paid or received for similar securities with a more liquid market. Accordingly the valuation of these securities will reflect any limitations on their liquidity.
A Fund is subject to a risk that should the Fund decide to sell illiquid securities when a ready buyer is not available at a price the Fund deems representative of their value, the value of the Fund’s net assets could be adversely affected. Where an illiquid security must be registered under the 1933 Act before it may be sold, a Fund may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Fund might obtain a less favorable price than prevailed when it decided to sell.
The Funds may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(a)(2) of the 1933 Act and other restricted securities (i.e., other securities subject to restrictions on resale). Section 4(a)(2) commercial paper (“4(a)(2) paper”) is restricted as to disposition under federal securities law and is generally sold to institutional investors, such as the Funds, that agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. 4(a)(2) paper is normally resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in 4(a)(2) paper, thus providing liquidity. The Funds believe that 4(a)(2) paper and possibly certain other restricted securities which meet the criteria for liquidity established by the Trustees are quite liquid. The Funds intend, therefore, to treat restricted securities that meet the liquidity criteria established by the Board of Trustees, including 4(a)(2) paper and Rule 144A Securities, as determined by the Fund’s Adviser, as liquid and not subject to the investment limitation applicable to illiquid securities.
The ability of the Trustees to determine the liquidity of certain restricted securities is permitted under an SEC Staff position set forth in the adopting release for Rule 144A under the 1933 Act (“Rule 144A”). Rule 144A is a nonexclusive safe-harbor for certain secondary market transactions involving securities subject to restrictions on resale under federal securities laws. Rule 144A provides an exemption from registration for resales of otherwise restricted securities to qualified institutional buyers. Rule 144A was
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expected to further enhance the liquidity of the secondary market for securities eligible for resale. The Funds believe that the Staff of the SEC has left the question of determining the liquidity of all restricted securities to the Trustees. The Trustees have directed each Fund’s Adviser to consider the following criteria in determining the liquidity of certain restricted securities:
•	the frequency of trades and quotes for the security;
•	the number of dealers willing to purchase or sell the security and the number of other potential buyers;
•	dealer undertakings to make a market in the security; and
•	the nature of the security and the nature of the marketplace trades.
Certain 4(a)(2) paper programs cannot rely on Rule 144A because, among other things, they were established before the adoption of the rule. However, the Trustees may determine for purposes of the Trust’s liquidity requirements that an issue of 4(a)(2) paper is liquid if the following conditions, which are set forth in a 1994 SEC no-action letter, are met:
•	The 4(a)(2) paper must not be traded flat or in default as to principal or interest;
•	The 4(a)(2) paper must be rated in one of the two highest rating categories by at least two NRSROs, or if only one NRSRO rates the security, by that NRSRO, or if unrated, is determined by a Fund’s Adviser to be of equivalent quality;
•	The Fund’s Adviser must consider the trading market for the specific security, taking into account all relevant factors, including but not limited to, whether the paper is the subject of a commercial paper program that is administered by an issuing and paying agent bank and for which there exists a dealer willing to make a market in that paper, or whether the paper is administered by a direct issuer pursuant to a direct placement program; and
•	The Fund’s Adviser shall report to the Board of Trustees on the appropriateness of the purchase and retention of liquid restricted securities under these guidelines no less frequently than quarterly.
Securities Issued in Connection with Reorganizations and Corporate Restructuring. Debt securities may be downgraded and issuers of debt securities including investment grade securities may default in the payment of principal or interest or be subject to bankruptcy proceedings. In connection with reorganizing or restructuring of an issuer, an issuer may issue common stock or other securities to holders of its debt securities. A Fund may hold such common stock and other securities even though it does not ordinarily invest in such securities and such common stock or other securities may be denominated in currencies that a Fund may not ordinarily hold.
Stapled Securities. From time to time, the Funds may invest in stapled securities to gain exposure to companies. A stapled security is a security that is comprised of two or more parts that cannot be separated from one another. The resulting security is influenced by both parts, and must be treated as one unit at all times, such as when buying or selling a security. The value of stapled securities and the income derived from them may fall as well as rise. Stapled securities are not obligations of, deposits in, or guaranteed by, the Fund. The listing of stapled securities on a domestic or foreign exchange does not guarantee a liquid market for stapled securities.
Temporary Defensive Positions. To respond to unusual market conditions, all of the Funds may invest their assets in cash or cash equivalents. Cash equivalents are highly liquid, high quality instruments with maturities of three months or less on the date they are purchased (“Cash Equivalents”) for temporary defensive purposes. These investments may result in a lower yield than lower-quality or longer term investments and may prevent the Funds from meeting their investment objectives. The percentage of Fund’s total assets that a Fund may invest in cash or cash equivalents is described in the applicable Fund’s Prospectuses. They include securities issued by the U.S. government, its agencies, Government-Sponsored Enterprises (“GSEs”) and instrumentalities, repurchase agreements with maturities of 7 days or less, certificates of deposit, bankers’ acceptances, commercial paper, money market mutual funds, and bank deposit accounts. In order to invest in repurchase agreements with the Federal Reserve Bank of New York for temporary defensive purposes, certain Funds may engage in periodic “test” trading in order to assess operational abilities at times when the Fund would otherwise not enter into such a position. These exercises may vary in size and frequency.
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Mortgage-Related Securities
Mortgages (Directly Held). Mortgages are debt instruments secured by real property. Unlike mortgage-backed securities, which generally represent an interest in a pool of mortgages, direct investments in mortgages involve prepayment and credit risks of an individual issuer and real property. Consequently, these investments require different investment and credit analysis by a Fund’s Adviser.
Directly placed mortgages may include residential mortgages, multifamily mortgages, mortgages on cooperative apartment buildings, commercial mortgages, and sale-leasebacks. These investments are backed by assets such as office buildings, shopping centers, retail stores, warehouses, apartment buildings and single-family dwellings. In the event that a Fund forecloses on any non-performing mortgage, and acquires a direct interest in the real property, such Fund will be subject to the risks generally associated with the ownership of real property. There may be fluctuations in the market value of the foreclosed property and its occupancy rates, rent schedules and operating expenses. There may also be adverse changes in local, regional or general economic conditions, deterioration of the real estate market and the financial circumstances of tenants and sellers, unfavorable changes in zoning, building, environmental and other laws, increased real property taxes, rising interest rates, reduced availability and increased cost of mortgage borrowings, the need for unanticipated renovations, unexpected increases in the cost of energy, environmental factors, acts of God and other factors which are beyond the control of a Fund or the Fund’s Adviser. Hazardous or toxic substances may be present on, at or under the mortgaged property and adversely affect the value of the property. In addition, the owners of property containing such substances may be held responsible, under various laws, for containing, monitoring, removing or cleaning up such substances. The presence of such substances may also provide a basis for other claims by third parties. Costs of clean up or of liabilities to third parties may exceed the value of the property. In addition, these risks may be uninsurable. In light of these and similar risks, it may be impossible to dispose profitably of properties in foreclosure.
Mortgage-Backed Securities (“CMOs” and “REMICs”). Mortgage-backed securities include collateralized mortgage obligations (“CMOs”) and Real Estate Mortgage Investment Conduits (“REMICs”). A REMIC is a CMO that qualifies for special tax treatment under the Code and invests in certain mortgages principally secured by interests in real property and other permitted investments.
Mortgage-backed securities represent pools of mortgage loans assembled for sale to investors by:
•	various governmental agencies such as the Government National Mortgage Association (“Ginnie Mae”);
•	organizations such as the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”); and
•	non-governmental issuers such as commercial banks, savings and loan institutions, mortgage bankers, and private mortgage insurance companies (non-governmental mortgage securities cannot be treated as U.S. government securities for purposes of investment policies).
There are a number of important differences among the agencies, GSEs and instrumentalities of the U.S. government that issue mortgage-related securities and among the securities that they issue.
Ginnie Mae Securities. Mortgage-related securities issued by Ginnie Mae include Ginnie Mae Mortgage Pass-Through Certificates which are guaranteed as to the timely payment of principal and interest by Ginnie Mae. Ginnie Mae’s guarantee is backed by the full faith and credit of the U.S. Ginnie Mae is a wholly-owned U.S. government corporation within the Department of Housing and Urban Development. Ginnie Mae certificates also are supported by the authority of Ginnie Mae to borrow funds from the U.S. Treasury to make payments under its guarantee.
Fannie Mae Securities. Mortgage-related securities issued by Fannie Mae include Fannie Mae Guaranteed Mortgage Pass-Through Certificates which are solely the obligations of Fannie Mae and are not backed by or entitled to the full faith and credit of the U.S. Fannie Mae is a government-sponsored organization owned entirely by private stockholders. Fannie Mae Certificates are guaranteed as to timely payment of the principal and interest by Fannie Mae.
Freddie Mac Securities. Mortgage-related securities issued by Freddie Mac include Freddie Mac Mortgage Participation Certificates. Freddie Mac is a corporate instrumentality of the U.S., created pursuant to an Act of Congress, which is owned by private stockholders. Freddie Mac Certificates are not guaranteed by the U.S. or by any Federal Home Loan Bank and do not constitute a debt or obligation of the U.S. or of any Federal Home Loan Bank. Freddie Mac Certificates entitle the holder
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to timely payment of interest, which is guaranteed by Freddie Mac. Freddie Mac guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When Freddie Mac does not guarantee timely payment of principal, Freddie Mac may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.
For more information on recent events impacting Fannie Mae and Freddie Mac securities, see “Recent Events Regarding Fannie Mae and Freddie Mac Securities” under the heading “Risk Factors of Mortgage-Related Securities” below.
CMOs and guaranteed REMIC pass-through certificates (“REMIC Certificates”) issued by Fannie Mae, Freddie Mac, Ginnie Mae and private issuers are types of multiple class pass-through securities. Investors may purchase beneficial interests in REMICs, which are known as “regular” interests or “residual” interests. The Funds do not currently intend to purchase residual interests in REMICs. The REMIC Certificates represent beneficial ownership interests in a REMIC Trust, generally consisting of mortgage loans or Fannie Mae, Freddie Mac or Ginnie Mae guaranteed mortgage pass-through certificates (the “Mortgage Assets”). The obligations of Fannie Mae, Freddie Mac or Ginnie Mae under their respective guaranty of the REMIC Certificates are obligations solely of Fannie Mae, Freddie Mac or Ginnie Mae, respectively.
Fannie Mae REMIC Certificates. Fannie Mae REMIC Certificates are issued and guaranteed as to timely distribution of principal and interest by Fannie Mae. In addition, Fannie Mae will be obligated to distribute the principal balance of each class of REMIC Certificates in full, whether or not sufficient funds are otherwise available.
Freddie Mac REMIC Certificates. Freddie Mac guarantees the timely payment of interest, and also guarantees the payment of principal as payments are required to be made on the underlying mortgage participation certificates (“PCs”). PCs represent undivided interests in specified residential mortgages or participation therein purchased by Freddie Mac and placed in a PC pool. With respect to principal payments on PCs, Freddie Mac generally guarantees ultimate collection of all principal of the related mortgage loans without offset or deduction. Freddie Mac also guarantees timely payment of principal on certain PCs referred to as “Gold PCs.”
Ginnie Mae REMIC Certificates. Ginnie Mae guarantees the full and timely payment of interest and principal on each class of securities (in accordance with the terms of those classes as specified in the related offering circular supplement). The Ginnie Mae guarantee is backed by the full faith and credit of the U.S.
REMIC Certificates issued by Fannie Mae, Freddie Mac and Ginnie Mae are treated as U.S. Government securities for purposes of investment policies.
CMOs and REMIC Certificates provide for the redistribution of cash flow to multiple classes. Each class of CMOs or REMIC Certificates, often referred to as a “tranche,” is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. This reallocation of interest and principal results in the redistribution of prepayment risk across different classes. This allows for the creation of bonds with more or less risk than the underlying collateral exhibits. Principal prepayments on the mortgage loans or the Mortgage Assets underlying the CMOs or REMIC Certificates may cause some or all of the classes of CMOs or REMIC Certificates to be retired substantially earlier than their final distribution dates. Generally, interest is paid or accrues on all classes of CMOs or REMIC Certificates on a monthly basis.
The principal of and interest on the Mortgage Assets may be allocated among the several classes of CMOs or REMIC Certificates in various ways. In certain structures (known as “sequential pay” CMOs or REMIC Certificates), payments of principal, including any principal prepayments, on the Mortgage Assets generally are applied to the classes of CMOs or REMIC Certificates in the order of their respective final distribution dates. Thus, no payment of principal will be made on any class of sequential pay CMOs or REMIC Certificates until all other classes having an earlier final distribution date have been paid in full.
Additional structures of CMOs and REMIC Certificates include, among others, principal only structures, interest only structures, inverse floaters and “parallel pay” CMOs and REMIC Certificates. Certain of these structures may be more volatile than other types of CMO and REMIC structures. Parallel pay CMOs or REMIC Certificates are those which are structured to apply principal payments and
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prepayments of the Mortgage Assets to two or more classes concurrently on a proportionate or disproportionate basis. These simultaneous payments are taken into account in calculating the final distribution date of each class.
A wide variety of REMIC Certificates may be issued in the parallel pay or sequential pay structures. These securities include accrual certificates (also known as “Z-Bonds”), which only accrue interest at a specified rate until all other certificates having an earlier final distribution date have been retired and are converted thereafter to an interest-paying security, and planned amortization class (“PAC”) certificates, which are parallel pay REMIC Certificates which generally require that specified amounts of principal be applied on each payment date to one or more classes of REMIC Certificates (the “PAC Certificates”), even though all other principal payments and prepayments of the Mortgage Assets are then required to be applied to one or more other classes of the certificates. The scheduled principal payments for the PAC Certificates generally have the highest priority on each payment date after interest due has been paid to all classes entitled to receive interest currently. Shortfalls, if any, are added to the amount of principal payable on the next payment date. The PAC Certificate payment schedule is taken into account in calculating the final distribution date of each class of PAC. In order to create PAC tranches, one or more tranches generally must be created that absorb most of the volatility in the underlying Mortgage Assets. These tranches tend to have market prices and yields that are much more volatile than the PAC classes. The Z-Bonds in which the Funds may invest may bear the same non-credit-related risks as do other types of Z-Bonds. Z-Bonds in which the Fund may invest will not include residual interest.
Total Annual Fund Operating Expenses set forth in the fee table and Financial Highlights section of each Fund’s Prospectuses do not include any expenses associated with investments in certain structured or synthetic products that may rely on the exception for the definition of “investment company” provided by section 3(c)(1) or 3(c)(7) of the 1940 Act.
GSE Credit Risk Transfer Securities and GSE Credit-Linked Notes. GSE Credit risk transfer securities are notes issued directly by a GSE, such as Fannie Mae and Freddie Mac, and GSE credit-linked notes are notes issued by a SPV sponsored by a GSE. Investors in these notes provide credit protection for the applicable GSE’s mortgage-related securities guarantee obligations. In this regard, a noteholder receives compensation for providing credit protection to the GSE and, when a specified level of losses on the relevant mortgage loans occurs, the principal balance and certain payments owed to the noteholder may be reduced. In addition, noteholders may receive a return of principal prior to the stated maturity date reflecting prepayment on the underlying mortgage loans and in any other circumstances that may be set forth in the applicable loan agreement. The notes may be issued in different traches representing the issuance of different levels of credit risk protection to the GSE on the underlying mortgage loans and the notes are not secured by the reference mortgage loans. There are important differences between the structure of GSE credit risk transfer securities and GSE credit-lined notes.
GSE Credit Risk Transfer Securities Structure. In this structure, the GSE receives the note sale proceeds. The GSE pays noteholders monthly interest payments and a return of principal on the stated maturity date based on the initial investment amount, as reduced by any covered losses on the reference mortgage loans.
GSE Credit-linked Notes Structure. In this structure, the SPV receives the note sale proceeds and the SPV’s obligations to the noteholder are collateralized by the note sale proceeds. The SPV invests the proceeds in cash or other short-term assets. The SPV also enters into a credit protection agreement with the GSE pursuant to which the GSE pays the SPV monthly premium payments and the SPV compensates the GSE for covered losses on the reference mortgage loans. The SPV pays noteholders monthly interest payments based on the premium payments paid by the GSE and the performance on the invested note sale proceeds. The noteholders also receive a return of principal on a stated maturity date based on the initial investment amount, as reduced by any covered losses on the reference mortgage loans paid by the SPV or the GSE.
Mortgage TBAs. A Fund may invest in mortgage pass-through securities eligible to be sold in the “to-be-announced” or TBA market (“Mortgage TBAs”). Mortgage TBAs provide for the forward or delayed delivery of the underlying instrument with settlement up to 180 days. The term TBA comes from the fact that the actual mortgage-backed security that will be delivered to fulfill a TBA trade is not designated at the time the trade is made, but rather is generally announced 48 hours before the settlement date. Mortgage TBAs are subject to the risks described in the “When-Issued Securities, Delayed Delivery Securities and Forward Commitments” section.
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Mortgage Dollar Rolls. In a mortgage dollar roll transaction, one party sells mortgage-backed securities, principally Mortgage TBAs, for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. When a Fund enters into TBAs/mortgage dollar rolls, the Fund will segregate or earmark until the settlement date liquid assets, in an amount equal to the original purchase price. TBA positions with the same agency, coupon, and maturity, are generally permitted to be netted if the short position settles on the same date or before the long position. During the period between the sale and repurchase in a mortgage dollar roll transaction, the Fund will not be entitled to receive interest and principal payments on securities sold. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the Fund’s right to repurchase or sell securities may be limited. Mortgage dollar rolls may be subject to leverage risks. In addition, mortgage dollar rolls may increase interest rate risk and result in an increased portfolio turnover rate which increases costs and may increase taxable gains. The benefits of mortgage dollar rolls may depend upon a Fund’s Adviser’s ability to predict mortgage prepayments and interest rates. There is no assurance that mortgage dollar rolls can be successfully employed. For purposes of diversification and investment limitations, mortgage dollar rolls are considered to be mortgage-backed securities.
Stripped Mortgage-Backed Securities. Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities issued outside the REMIC or CMO structure. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions from a pool of mortgage assets. A common type of SMBS will have one class receiving all of the interest from the mortgage assets (“IOs”), while the other class will receive all of the principal (“POs”). Mortgage IOs receive monthly interest payments based upon a notional amount that declines over time as a result of the normal monthly amortization and unscheduled prepayments of principal on the associated mortgage POs.
In addition to the risks applicable to Mortgage-Related Securities in general, SMBS are subject to the following additional risks:
Prepayment/Interest Rate Sensitivity. SMBS are extremely sensitive to changes in prepayments and interest rates. Even though these securities have been guaranteed by an agency or instrumentality of the U.S. government, under certain interest rate or prepayment rate scenarios, the Funds may lose money on investments in SMBS.
Interest Only SMBS. Changes in prepayment rates can cause the return on investment in IOs to be highly volatile. Under extremely high prepayment conditions, IOs can incur significant losses.
Principal Only SMBS. POs are bought at a discount to the ultimate principal repayment value. The rate of return on a PO will vary with prepayments, rising as prepayments increase and falling as prepayments decrease. Generally, the market value of these securities is unusually volatile in response to changes in interest rates.
Yield Characteristics. Although SMBS may yield more than other mortgage-backed securities, their cash flow patterns are more volatile and there is a greater risk that any premium paid will not be fully recouped. A Fund’s Adviser will seek to manage these risks (and potential benefits) by investing in a variety of such securities and by using certain analytical and hedging techniques.
Adjustable Rate Mortgage Loans. Certain Funds may invest in adjustable rate mortgage loans (“ARMs”). ARMs eligible for inclusion in a mortgage pool will generally provide for a fixed initial mortgage interest rate for a specified period of time. Thereafter, the interest rates (the “Mortgage Interest Rates”) may be subject to periodic adjustment based on changes in the applicable index rate (the “Index Rate”). The adjusted rate would be equal to the Index Rate plus a gross margin, which is a fixed percentage spread over the Index Rate established for each ARM at the time of its origination.
Adjustable interest rates can cause payment increases that some borrowers may find difficult to make. However, certain ARMs may provide that the Mortgage Interest Rate may not be adjusted to a rate above an applicable lifetime maximum rate or below an applicable lifetime minimum rate for such ARM. Certain ARMs may also be subject to limitations on the maximum amount by which the Mortgage Interest Rate may adjust for any single adjustment period (the “Maximum Adjustment”). Other ARMs (“Negatively Amortizing ARMs”) may provide instead or as well for limitations on changes in the monthly payment on such ARMs. Limitations on monthly payments can result in monthly payments which are greater or less than the amount necessary to amortize a Negatively Amortizing ARM by its maturity at the Mortgage Interest Rate in effect in any particular month. In the event that a monthly payment is not sufficient to pay
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the interest accruing on a Negatively Amortizing ARM, any such excess interest is added to the principal balance of the loan, causing negative amortization and will be repaid through future monthly payments. It may take borrowers under Negatively Amortizing ARMs longer periods of time to achieve equity and may increase the likelihood of default by such borrowers. In the event that a monthly payment exceeds the sum of the interest accrued at the applicable Mortgage Interest Rate and the principal payment which would have been necessary to amortize the outstanding principal balance over the remaining term of the loan, the excess (or “accelerated amortization”) further reduces the principal balance of the ARM. Negatively Amortizing ARMs do not provide for the extension of their original maturity to accommodate changes in their Mortgage Interest Rate. As a result, unless there is a periodic recalculation of the payment amount (which there generally is), the final payment may be substantially larger than the other payments. These limitations on periodic increases in interest rates and on changes in monthly payments protect borrowers from unlimited interest rate and payment increases.
Certain ARMs may provide for periodic adjustments of scheduled payments in order to amortize fully the mortgage loan by its stated maturity. Other ARMs may permit their stated maturity to be extended or shortened in accordance with the portion of each payment that is applied to interest as affected by the periodic interest rate adjustments.
There are two main categories of indices which provide the basis for rate adjustments on ARMs: those based on U.S. Treasury securities and those derived from a calculated measure such as a cost of funds index or a moving average of mortgage rates. Commonly utilized indices include the one-year, three-year and five-year constant maturity Treasury bill rates, the three-month Treasury bill rate, the 180-day Treasury bill rate, rates on longer-term Treasury securities, the 11th District Federal Home Loan Bank Cost of Funds, the National Median Cost of Funds, the one-month, three-month, six-month or one-year London InterBank Offered Rate (“LIBOR”), the prime rate of a specific bank, or commercial paper rates. Some indices, such as the one-year constant maturity Treasury rate, closely mirror changes in market interest rate levels. Others, such as the 11th District Federal Home Loan Bank Cost of Funds index, tend to lag behind changes in market rate levels and tend to be somewhat less volatile. The degree of volatility in the market value of the Fund’s portfolio and therefore in the net asset value of the Fund’s shares will be a function of the length of the interest rate reset periods and the degree of volatility in the applicable indices.
In general, changes in both prepayment rates and interest rates will change the yield on Mortgage-Backed Securities. The rate of principal prepayments with respect to ARMs has fluctuated in recent years. As is the case with fixed mortgage loans, ARMs may be subject to a greater rate of principal prepayments in a declining interest rate environment. For example, if prevailing interest rates fall significantly, ARMs could be subject to higher prepayment rates than if prevailing interest rates remain constant because the availability of fixed rate mortgage loans at competitive interest rates may encourage mortgagors to refinance their ARMs to “lock-in” a lower fixed interest rate. Conversely, if prevailing interest rates rise significantly, ARMs may prepay at lower rates than if prevailing rates remain at or below those in effect at the time such ARMs were originated. As with fixed rate mortgages, there can be no certainty as to the rate of prepayments on the ARMs in either stable or changing interest rate environments. In addition, there can be no certainty as to whether increases in the principal balances of the ARMs due to the addition of deferred interest may result in a default rate higher than that on ARMs that do not provide for negative amortization.
Other factors affecting prepayment of ARMs include changes in mortgagors’ housing needs, job transfers, unemployment, mortgagors’ net equity in the mortgage properties and servicing decisions.
Risk Factors of Mortgage-Related Securities. The following is a summary of certain risks associated with Mortgage-Related Securities:
Guarantor Risk. There can be no assurance that the U.S. government would provide financial support to Fannie Mae or Freddie Mac if necessary in the future. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured.
Interest Rate Sensitivity. If a Fund purchases a mortgage-related security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. Although the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true since in periods of declining interest rates the mortgages underlying the securities are prone to prepayment. For this and other reasons, a mortgage-related security’s stated maturity may be shortened by unscheduled prepayments on the underlying mortgages and, therefore, it is not possible to predict
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accurately the security’s return to the Fund. In addition, regular payments received in respect of mortgage-related securities include both interest and principal. No assurance can be given as to the return the Fund will receive when these amounts are reinvested.
Liquidity. The liquidity of certain mortgage-backed securities varies by type of security; at certain times the Fund may encounter difficulty in disposing of such investments. In the past, in stressed markets, certain types of mortgage-backed securities suffered periods of illiquidity when disfavored by the market. It is possible that the Fund may be unable to sell a mortgage-backed security at a desirable time or at the value the Fund has placed on the investment.
Market Value. The market value of the Fund’s adjustable rate Mortgage-Backed Securities may be adversely affected if interest rates increase faster than the rates of interest payable on such securities or by the adjustable rate mortgage loans underlying such securities. Furthermore, adjustable rate Mortgage-Backed Securities or the mortgage loans underlying such securities may contain provisions limiting the amount by which rates may be adjusted upward and downward and may limit the amount by which monthly payments may be increased or decreased to accommodate upward and downward adjustments in interest rates. When the market value of the properties underlying the Mortgage-Backed Securities suffer broad declines on a regional or national level, the values of the corresponding Mortgage-Backed Securities or Mortgage-Backed Securities as a whole, may be adversely affected as well.
Prepayments. Adjustable rate Mortgage-Backed Securities have less potential for capital appreciation than fixed rate Mortgage-Backed Securities because their coupon rates will decline in response to market interest rate declines. The market value of fixed rate Mortgage-Backed Securities may be adversely affected as a result of increases in interest rates and, because of the risk of unscheduled principal prepayments, may benefit less than other fixed rate securities of similar maturity from declining interest rates. Finally, to the extent Mortgage-Backed Securities are purchased at a premium, mortgage foreclosures and unscheduled principal prepayments may result in some loss of the Fund’s principal investment to the extent of the premium paid. On the other hand, if such securities are purchased at a discount, both a scheduled payment of principal and an unscheduled prepayment of principal will increase current and total returns and will accelerate the recognition of income.
Yield Characteristics. The yield characteristics of Mortgage-Backed Securities differ from those of traditional fixed income securities. The major differences typically include more frequent interest and principal payments, usually monthly, and the possibility that prepayments of principal may be made at any time. Prepayment rates are influenced by changes in current interest rates and a variety of economic, geographic, social and other factors and cannot be predicted with certainty. As with fixed rate mortgage loans, adjustable rate mortgage loans may be subject to a greater prepayment rate in a declining interest rate environment. The yields to maturity of the Mortgage-Backed Securities in which the Funds invest will be affected by the actual rate of payment (including prepayments) of principal of the underlying mortgage loans. The mortgage loans underlying such securities generally may be prepaid at any time without penalty. In a fluctuating interest rate environment, a predominant factor affecting the prepayment rate on a pool of mortgage loans is the difference between the interest rates on the mortgage loans and prevailing mortgage loan interest rates taking into account the cost of any refinancing. In general, if mortgage loan interest rates fall sufficiently below the interest rates on fixed rate mortgage loans underlying mortgage pass-through securities, the rate of prepayment would be expected to increase. Conversely, if mortgage loan interest rates rise above the interest rates on the fixed rate mortgage loans underlying the mortgage pass-through securities, the rate of prepayment may be expected to decrease.
Recent Events Regarding Fannie Mae and Freddie Mac Securities. On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of Fannie Mae and Freddie Mac and of any stockholder, officer or director of Fannie Mae and Freddie Mac with respect to Fannie Mae and Freddie Mac and the assets of Fannie Mae and Freddie Mac. FHFA selected a new chief executive officer and chairman of the board of directors for each of Fannie Mae and Freddie Mac. In connection with the conservatorship, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of Fannie Mae and Freddie Mac pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of Fannie Mae and Freddie Mac to maintain a positive net worth in each enterprise. This agreement contains various covenants, discussed below, that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. In 2009, the U.S. Treasury announced that it was doubling the size of its commitment to each enterprise under the Senior Preferred Stock Program to $200 billion. The U.S. Treasury’s obligations under the Senior Preferred Stock Program are for an indefinite period of time for a maximum amount of $200 billion per enterprise.
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In 2009, the U.S. Treasury further amended the Senior Preferred Stock Purchase Agreement to allow the cap on the U.S. Treasury’s funding commitment to increase as necessary to accommodate any cumulative reduction in Fannie Mae’s and Freddie Mac’s net worth through the end of 2012. In August 2012, the Senior Preferred Stock Purchase Agreement was further amended to, among other things, accelerate the wind down of the retained portfolio, terminate the requirement that Fannie Mae and Freddie Mac each pay a 10% dividend annually on all amounts received under the funding commitment, and require the submission of an annual risk management plan to the U.S. Treasury.
Fannie Mae and Freddie Mac are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities. The Senior Preferred Stock Purchase Agreement is intended to enhance each of Fannie Mae’s and Freddie Mac’s ability to meet its obligations. The FHFA has indicated that the conservatorship of each enterprise will end when the director of FHFA determines that FHFA’s plan to restore the enterprise to a safe and solvent condition has been completed.
Under the Federal Housing Finance Regulatory Reform Act of 2008 (the “Reform Act”), which was included as part of the Housing and Economic Recovery Act of 2008, FHFA, as conservator or receiver, has the power to repudiate any contract entered into by Fannie Mae or Freddie Mac prior to FHFA’s appointment as conservator or receiver, as applicable, if FHFA determines, in its sole discretion, that performance of the contract is burdensome and that repudiation of the contract promotes the orderly administration of Fannie Mae’s or Freddie Mac’s affairs. The Reform Act requires FHFA to exercise its right to repudiate any contract within a reasonable period of time after its appointment as conservator or receiver. FHFA, in its capacity as conservator, has indicated that it has no intention to repudiate the guaranty obligations of Fannie Mae or Freddie Mac because FHFA views repudiation as incompatible with the goals of the conservatorship. However, in the event that FHFA, as conservator or if it is later appointed as receiver for Fannie Mae or Freddie Mac, were to repudiate any such guaranty obligation, the conservatorship or receivership estate, as applicable, would be liable for actual direct compensatory damages in accordance with the provisions of the Reform Act. Any such liability could be satisfied only to the extent of Fannie Mae’s or Freddie Mac’s assets available therefor. In the event of repudiation, the payments of interest to holders of Fannie Mae or Freddie Mac mortgage-backed securities would be reduced if payments on the mortgage loans represented in the mortgage loan groups related to such mortgage-backed securities are not made by the borrowers or advanced by the servicer. Any actual direct compensatory damages for repudiating these guaranty obligations may not be sufficient to offset any shortfalls experienced by such mortgage-backed security holders. Further, in its capacity as conservator or receiver, FHFA has the right to transfer or sell any asset or liability of Fannie Mae or Freddie Mac without any approval, assignment or consent. Although FHFA has stated that it has no present intention to do so, if FHFA, as conservator or receiver, were to transfer any such guaranty obligation to another party, holders of Fannie Mae or Freddie Mac mortgage-backed securities would have to rely on that party for satisfaction of the guaranty obligation and would be exposed to the credit risk of that party.
In addition, certain rights provided to holders of mortgage-backed securities issued by Fannie Mae and Freddie Mac under the operative documents related to such securities may not be enforced against FHFA, or enforcement of such rights may be delayed, during the conservatorship or any future receivership. The operative documents for Fannie Mae and Freddie Mac mortgage-backed securities may provide (or with respect to securities issued prior to the date of the appointment of the conservator may have provided) that upon the occurrence of an event of default on the part of Fannie Mae or Freddie Mac, in its capacity as guarantor, which includes the appointment of a conservator or receiver, holders of such mortgage-backed securities have the right to replace Fannie Mae or Freddie Mac as trustee if the requisite percentage of mortgage-backed securities holders consent. The Reform Act prevents mortgage-backed security holders from enforcing such rights if the event of default arises solely because a conservator or receiver has been appointed. The Reform Act also provides that no person may exercise any right or power to terminate, accelerate or declare an event of default under certain contracts to which Fannie Mae or Freddie Mac is a party, or obtain possession of or exercise control over any property of Fannie Mae or Freddie Mac, or affect any contractual rights of Fannie Mae or Freddie Mac, without the approval of FHFA, as conservator or receiver, for a period of 45 or 90 days following the appointment of FHFA as conservator or receiver, respectively.
In addition, in a February 2011 report to Congress from the Treasury Department and the Department of Housing and Urban Development, the Obama administration provided a plan to reform America’s housing finance market. The plan would reduce the role of and eventually eliminate Fannie Mae and Freddie Mac. Notably, the plan does not propose similar significant changes to Ginnie Mae, which guarantees payments on mortgage-related securities backed by federally insured or guaranteed loans such
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as those issued by the Federal Housing Association or guaranteed by the Department of Veterans Affairs. The report also identified three proposals for Congress and the administration to consider for the long-term structure of the housing finance markets after the elimination of Fannie Mae and Freddie Mac, including implementing: (i) a privatized system of housing finance that limits government insurance to very limited groups of creditworthy low- and moderate-income borrowers; (ii) a privatized system with a government backstop mechanism that would allow the government to insure a larger share of the housing finance market during a future housing crisis; and (iii) a privatized system where the government would offer reinsurance to holders of certain highly-rated mortgage-related securities insured by private insurers and would pay out under the reinsurance arrangements only if the private mortgage insurers were insolvent.
The conditions attached to the financial contribution made by the Treasury to Freddie Mac and Fannie Mae and the issuance of senior preferred stock place significant restrictions on the activities of Freddie Mac and Fannie Mae. Freddie Mac and Fannie Mae must obtain the consent of the Treasury to, among other things, (i) make any payment to purchase or redeem its capital stock or pay any dividend other than in respect of the senior preferred stock, (ii) issue capital stock of any kind, (iii) terminate the conservatorship of the FHFA except in connection with a receivership, or (iv) increase its debt beyond certain specified levels. In addition, significant restrictions are placed on the maximum size of each of Freddie Mac’s and Fannie Mae’s respective portfolios of mortgages and mortgage-backed securities, and the purchase agreements entered into by Freddie Mac and Fannie Mae provide that the maximum size of their portfolios of these assets must decrease by a specified percentage each year. The future status and role of Freddie Mac and Fannie Mae could be impacted by (among other things) the actions taken and restrictions placed on Freddie Mac and Fannie Mae by the FHFA in is role as conservator, the restrictions placed on Freddie Mac’s and Fannie Mae’s operations and activities as a result of the senior preferred stock investment made by the U.S. Treasury, market responses to developments at Freddie Mac and Fannie Mac, and future legislative and regulatory action that alters the operations, ownership, structure and/or mission of these institutions, each of which may, in turn, impact the value of, and cash flows on, any mortgage-backed securities guaranteed by Freddie Mac and Fannie Mae, including any such mortgage-backed securities held by a Fund.
Risks Related to GSE Credit Risk Transfer Securities and GSE Credit-Linked Notes. GSE Credit risk transfer securities are general obligations issued by a GSE and are unguaranteed and unsecured. GSE Credit-linked notes are similar, except that the notes are issued by an SPV, rather than by a GSE, and the obligations of the SPV are collateralized by the note proceeds as invested by the SPV, which are invested in cash or short-term securities. Although both GSE credit risk transfer securities and GSE credit-linked notes are unguaranteed, obligations of an SPV are also not backstopped by the Department of Treasury or an obligation of a GSE
The risks associated with these investments are different than the risks association with an investment in mortgage-backed securities issued by GSEs or a private issuer. For example, in the event of a default on the obligations to noteholders, noteholders such as the Funds have no recourse to the underlying mortgage loans. In addition, some of all of the mortgage default risk associated with the underlying mortgage loans is transferred to noteholders. As a result, there can be no assurance that losses will not occur on an investment in GSE credit risk transfer securities or GSE credit-linked notes and Funds investing in these instruments may be exposed to the risk of loss on their investment. In addition, these investments are subject to prepayment risk.
In the case of GSE credit-linked notes, if a GSE fails to make a premium or other required payment to the SPV, the SPV may be unable to pay a noteholder the entire amount of interest or principal payable to the noteholder. In the event of a default on the obligations to noteholders, the SPV’s principal and interest payment obligations to noteholders will be subordinated to the SPV’s credit protection payment obligations to the GSE. Payment of such amounts to noteholders depends on the cash available in the trust from the loan proceeds and the GSE’s premium payments.
Any income earned by the SPV on investments of loan proceeds is expected to be less than the interest payments amounts to be paid to noteholders of the GSE credit-linked notes and interest payments to noteholders will be reduced if the GSE fails to make premium payments to the SPV. An SPV’s investment of loan proceeds may also be concentrated in the securities of a few number of issuers. A noteholder bears any investment losses on the allocable portion of the loan proceeds.
An SPV that issues GSE credit-linked notes may fall within the definition of a “commodity pool” under the Commodity Exchange Act. Certain GSEs are not registered as commodity pool operators in reliance on CFTC no-action relief, subject to certain conditions similar to those under CFTC Rule
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4.13(a)(3), which respect to the operation of the SPC. If the GSE or SPV fails to comply with such conditions, noteholders that are investment vehicles, such as the Funds, may need to register as a CPO, which could cause such a Fund to incur increased costs.
Municipal Securities
Municipal Securities are issued to obtain funds for a wide variety of reasons. For example, municipal securities may be issued to obtain funding for the construction of a wide range of public facilities such as:
1.	bridges;
2.	highways;
3.	roads;
4.	schools;
5.	waterworks and sewer systems; and
6.	other utilities.
Other public purposes for which Municipal Securities may be issued include:
1.	refunding outstanding obligations;
2.	obtaining funds for general operating expenses; and
3.	obtaining funds to lend to other public institutions and facilities.
In addition, certain debt obligations known as “Private Activity Bonds” may be issued by or on behalf of municipalities and public authorities to obtain funds to provide:
1.	water, sewage and solid waste facilities;
2.	qualified residential rental projects;
3.	certain local electric, gas and other heating or cooling facilities;
4.	qualified hazardous waste facilities;
5.	high-speed intercity rail facilities;
6.	governmentally-owned airports, docks and wharves and mass transportation facilities;
7.	qualified mortgages;
8.	student loan and redevelopment bonds; and
9.	bonds used for certain organizations exempt from Federal income taxation.
Certain debt obligations known as “Industrial Development Bonds” under prior Federal tax law may have been issued by or on behalf of public authorities to obtain funds to provide:
1.	privately operated housing facilities;
2.	sports facilities;
3.	industrial parks;
4.	convention or trade show facilities;
5.	airport, mass transit, port or parking facilities;
6.	air or water pollution control facilities;
7.	sewage or solid waste disposal facilities; and
8.	facilities for water supply.
Other private activity bonds and industrial development bonds issued to fund the construction, improvement, equipment or repair of privately-operated industrial, distribution, research, or commercial facilities may also be Municipal Securities, however the size of such issues is limited under current and
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prior Federal tax law. The aggregate amount of most private activity bonds and industrial development bonds is limited (except in the case of certain types of facilities) under Federal tax law by an annual “volume cap.” The volume cap limits the annual aggregate principal amount of such obligations issued by or on behalf of all governmental instrumentalities in the state.
The two principal classifications of Municipal Securities consist of “general obligation” and “limited” (or revenue) issues. General obligation bonds are obligations involving the credit of an issuer possessing taxing power and are payable from the issuer’s general unrestricted revenues and not from any particular fund or source. The characteristics and method of enforcement of general obligation bonds vary according to the law applicable to the particular issuer, and payment may be dependent upon appropriation by the issuer’s legislative body. Limited obligation bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Private activity bonds and industrial development bonds generally are revenue bonds and thus not payable from the unrestricted revenues of the issuer. The credit and quality of such bonds is generally related to the credit of the bank selected to provide the letter of credit underlying the bond. Payment of principal of and interest on industrial development revenue bonds is the responsibility of the corporate user (and any guarantor).
The Funds may also acquire “moral obligation” issues, which are normally issued by special purpose authorities, and in other tax-exempt investments including pollution control bonds and tax-exempt commercial paper. Each Fund that may purchase municipal bonds may purchase:
1.	Short-term tax-exempt General Obligations Notes;
2.	Tax Anticipation Notes;
3.	Bond Anticipation Notes;
4.	Revenue Anticipation Notes;
5.	Project Notes; and
6.	Other forms of short-term tax-exempt loans.
Such notes are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements, or other revenues. Project Notes are issued by a state or local housing agency and are sold by the Department of Housing and Urban Development. While the issuing agency has the primary obligation with respect to its Project Notes, they are also secured by the full faith and credit of the U.S. through agreements with the issuing authority which provide that, if required, the Federal government will lend the issuer an amount equal to the principal of and interest on the Project Notes.
There are, of course, variations in the quality of Municipal Securities, both within a particular classification and between classifications. Also, the yields on Municipal Securities depend upon a variety of factors, including:
1.	general money market conditions;
2.	coupon rate;
3.	the financial condition of the issuer;
4.	general conditions of the municipal bond market;
5.	the size of a particular offering;
6.	the maturity of the obligations; and
7.	the rating of the issue.
The ratings of Moody’s and S&P represent their opinions as to the quality of Municipal Securities. However, ratings are general and are not absolute standards of quality. Municipal Securities with the same maturity, interest rate and rating may have different yields while Municipal Securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to its purchase by a Fund, an issue of Municipal Securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Adviser will consider such an event in determining whether the Fund should continue to hold the obligations.
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Municipal Securities may include obligations of municipal housing authorities and single-family mortgage revenue bonds. Weaknesses in Federal housing subsidy programs and their administration may result in a decrease of subsidies available for payment of principal and interest on housing authority bonds. Economic developments, including fluctuations in interest rates and increasing construction and operating costs, may also adversely impact revenues of housing authorities. In the case of some housing authorities, inability to obtain additional financing could also reduce revenues available to pay existing obligations.
Single-family mortgage revenue bonds are subject to extraordinary mandatory redemption at par in whole or in part from the proceeds derived from prepayments of underlying mortgage loans and also from the unused proceeds of the issue within a stated period which may be within a year from the date of issue.
Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities. Municipal leases may be considered to be illiquid. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation interest in any of the above. The Board of Trustees is responsible for determining the credit quality of unrated municipal leases on an ongoing basis, including an assessment of the likelihood that the lease will not be canceled.
Premium Securities. During a period of declining interest rates, many Municipal Securities in which the Funds invest likely will bear coupon rates higher than current market rates, regardless of whether the securities were initially purchased at a premium.
Risk Factors in Municipal Securities. The following is a summary of certain risks associated with Municipal Securities
Tax Risk. The Code imposes certain continuing requirements on issuers of tax-exempt bonds regarding the use, expenditure and investment of bond proceeds and the payment of rebates to the U.S. Failure by the issuer to comply subsequent to the issuance of tax-exempt bonds with certain of these requirements could cause interest on the bonds to become includable in gross income retroactive to the date of issuance.
Housing Authority Tax Risk. The exclusion from gross income for Federal income tax purposes for certain housing authority bonds depends on qualification under relevant provisions of the Code and on other provisions of Federal law. These provisions of Federal law contain requirements relating to the cost and location of the residences financed with the proceeds of the single-family mortgage bonds and the income levels of tenants of the rental projects financed with the proceeds of the multi-family housing bonds. Typically, the issuers of the bonds, and other parties, including the originators and servicers of the single-family mortgages and the owners of the rental projects financed with the multi-family housing bonds, covenant to meet these requirements. However, there is no assurance that the requirements will be met. If such requirements are not met:
•	the interest on the bonds may become taxable, possibly retroactively from the date of issuance;
•	the value of the bonds may be reduced;
•	you and other Shareholders may be subject to unanticipated tax liabilities;
•	a Fund may be required to sell the bonds at the reduced value;
•	it may be an event of default under the applicable mortgage;
•	the holder may be permitted to accelerate payment of the bond; and
•	the issuer may be required to redeem the bond.
In addition, if the mortgage securing the bonds is insured by the Federal Housing Administration (“FHA”), the consent of the FHA may be required before insurance proceeds would become payable.
Information Risk. Information about the financial condition of issuers of Municipal Securities may be less available than that of corporations having a class of securities registered under the SEC.
State and Federal Laws. An issuer’s obligations under its Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors. These laws may extend the time for payment of principal or interest, or restrict the Fund’s ability to collect payments due on Municipal Securities. In addition, recent amendments to some statutes governing security interests (e.g., Revised Article 9 of the Uniform Commercial Code (“UCC”)) change the way in which
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security interests and liens securing Municipal Securities are perfected. These amendments may have an adverse impact on existing Municipal Securities (particularly issues of Municipal Securities that do not have a corporate trustee who is responsible for filing UCC financing statements to continue the security interest or lien).
Litigation and Current Developments. Litigation or other conditions may materially and adversely affect the power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Securities. Such litigation or conditions may from time to time have the effect of introducing uncertainties in the market for tax-exempt obligations, or may materially affect the credit risk with respect to particular bonds or notes. Adverse economic, business, legal or political developments might affect all or a substantial portion of a Fund’s Municipal Securities in the same manner. .Given the recent bankruptcy-type proceedings by the Commonwealth of Puerto Rico, risks associated with municipal obligations are heightened.
New Legislation. From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on tax exempt bonds, and similar proposals may be introduced in the future. The Supreme Court has held that Congress has the constitutional authority to enact such legislation. It is not possible to determine what effect the adoption of such proposals could have on (i) the availability of Municipal Securities for investment by the Funds, and (ii) the value of the investment portfolios of the Funds.
Limitations on the Use of Municipal Securities. Certain Funds may invest in Municipal Securities if the Adviser determines that such Municipal Securities offer attractive yields. The Funds may invest in Municipal Securities either by purchasing them directly or by purchasing certificates of accrual or similar instruments evidencing direct ownership of interest payments or principal payments, or both, on Municipal Securities, provided that, in the opinion of counsel to the initial seller of each such certificate or instrument, any discount accruing on such certificate or instrument that is purchased at a yield not greater than the coupon rate of interest on the related Municipal Securities will to the same extent as interest on such Municipal Securities be exempt from federal income tax and state income tax (where applicable) and not be treated as a preference item for individuals for purposes of the federal alternative minimum tax. The Funds may also invest in Municipal Securities by purchasing from banks participation interests in all or part of specific holdings of Municipal Securities. Such participation interests may be backed in whole or in part by an irrevocable letter of credit or guarantee of the selling bank. The selling bank may receive a fee from a Fund in connection with the arrangement. Each Fund will limit its investment in municipal leases to no more than 5% of its total assets.
Options and Futures Transactions
A Fund may purchase and sell (a) exchange traded and OTC put and call options on securities, on indexes of securities and other types of instruments, and on futures contracts on securities and indexes of securities and other instruments such as interest rate futures and global interest rate futures and (b) futures contracts on securities and other types of instruments and on indexes of securities and other types of instruments. Each of these instruments is a derivative instrument as its value derives from the underlying asset or index.
Subject to its investment objective and policies, a Fund may use futures contracts and options for hedging and risk management purposes and to seek to enhance portfolio performance.
Options and futures contracts may be used to manage a Fund’s exposure to changing interest rates and/or security prices. Some options and futures strategies, including selling futures contracts and buying puts, tend to hedge a Fund’s investments against price fluctuations. Other strategies, including buying futures contracts and buying calls, tend to increase market exposure. Options and futures contracts may be combined with each other or with forward contracts in order to adjust the risk and return characteristics of a Fund’s overall strategy in a manner deemed appropriate by the Fund’s Adviser and consistent with the Fund’s objective and policies. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.
The use of options and futures is a highly specialized activity which involves investment strategies and risks different from those associated with ordinary portfolio securities transactions, and there can be no guarantee that their use will increase a Fund’s return. While the use of these instruments by a Fund may reduce certain risks associated with owning its portfolio securities, these techniques themselves entail certain other risks. If a Fund’s Adviser applies a strategy at an inappropriate time or judges market conditions or trends incorrectly, options and futures strategies may lower a Fund’s return. Certain strategies limit a Fund’s possibilities to realize gains, as well as its exposure to losses. A Fund could also experience
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losses if the prices of its options and futures positions were poorly correlated with its other investments, or if it could not close out its positions because of an illiquid secondary market. In addition, the Fund will incur transaction costs, including trading commissions and option premiums, in connection with its futures and options transactions, and these transactions could significantly increase the Fund’s turnover rate.
Certain Funds have filed a notice under the Commodity Exchange Act under Regulation 4.5 and are operated by a person that has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as a pool operator under the Commodity Exchange Act. Certain other Funds may rely on no action relief issued by the CFTC.
Purchasing Put and Call Options. By purchasing a put option, a Fund obtains the right (but not the obligation) to sell the instrument underlying the option at a fixed strike price. In return for this right, a Fund pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indexes of securities, indexes of securities prices, and futures contracts. A Fund may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. A Fund may also close out a put option position by entering into an offsetting transaction, if a liquid market exists. If the option is allowed to expire, a Fund will lose the entire premium it paid. If a Fund exercises a put option on a security, it will sell the instrument underlying the option at the strike price. If a Fund exercises an option on an index, settlement is in cash and does not involve the actual purchase or sale of securities. If an option is American style, it may be exercised on any day up to its expiration date. A European style option may be exercised only on its expiration date.
The buyer of a typical put option can expect to realize a gain if the value of the underlying instrument falls substantially. However, if the price of the instrument underlying the option does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).
The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the instrument underlying the option at the option’s strike price. A call buyer typically attempts to participate in potential price increases of the instrument underlying the option with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.
Selling (Writing) Put and Call Options on Securities. When a Fund writes a put option on a security, it takes the opposite side of the transaction from the option’s purchaser. In return for the receipt of the premium, a Fund assumes the obligation to pay the strike price for the security underlying the option if the other party to the option chooses to exercise it. A Fund may seek to terminate its position in a put option it writes before exercise by purchasing an offsetting option in the market at its current price. If the market is not liquid for a put option a Fund has written, however, it must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to post margin as discussed below. If the market value of the underlying securities does not move to a level that would make exercise of the option profitable to its holder, the option will generally expire unexercised, and the Fund will realize as profit the premium it received.
If the price of the underlying securities rises, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing and holding the underlying security directly, however, because the premium received for writing the option should offset a portion of the decline.
Writing a call option obligates a Fund to sell or deliver the option’s underlying security in return for the strike price upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium a call writer offsets part of the effect of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.
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In order to meet its asset coverage requirements, when a Fund writes an exchange traded put or call option on a security, it will be required to deposit cash or securities or a letter of credit as margin and to make mark to market payments of variation margin as the position becomes unprofitable.
Certain Funds will usually sell covered call options or cash-secured put options on securities. A call option is covered if the writer either owns the underlying security (or comparable securities satisfying the cover requirements of the securities exchanges) or has the right to acquire such securities. A put option is cash-secured if the writer segregates cash, high-grade short-term debt obligations, or other permissible collateral equal to the exercise price. As the writer of a covered call option, the Fund foregoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call, but has retained the risk of loss should the price of the underlying security decline. As the Fund writes covered calls over more of its portfolio, its ability to benefit from capital appreciation becomes more limited. The writer of an option has no control over the time when it may be required to fulfill its obligation, but may terminate its position by entering into an offsetting option. Once an option writer has received an exercise notice, it cannot effect an offsetting transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price.
When the Fund writes cash-secured put options, it bears the risk of loss if the value of the underlying stock declines below the exercise price minus the put premium. If the option is exercised, the Fund could incur a loss if it is required to purchase the stock underlying the put option at a price greater than the market price of the stock at the time of exercise plus the put premium the Fund received when it wrote the option. While the Fund’s potential gain in writing a cash-secured put option is limited to distributions earned on the liquid assets securing the put option plus the premium received from the purchaser of the put option, the Fund risks a loss equal to the entire exercise price of the option minus the put premium.
Engaging in Straddles and Spreads. In a straddle transaction, a Fund either buys a call and a put or sells a call and a put on the same security. In a spread, a Fund purchases and sells a call or a put. A Fund will sell a straddle when the Fund’s Adviser believes the price of a security will be stable. The Fund will receive a premium on the sale of the put and the call. A spread permits a Fund to make a hedged investment that the price of a security will increase or decline.
Options on Indexes. Certain Funds may purchase and sell options on securities indexes and other types of indexes. Options on indexes are similar to options on securities, except that the exercise of index options may be settled by cash payments (or in some instances by a futures contract) and does not involve the actual purchase or sale of securities or the instruments in the index. In addition, these options are designed to reflect price fluctuations in a group of securities or instruments or segment of the securities’ or instruments’ market rather than price fluctuations in a single security or instrument. A Fund, in purchasing or selling index options, is subject to the risk that the value of its portfolio may not change as much as an index because a Fund’s investments generally will not match the composition of an index. Unlike call options on securities, index options are cash settled, or settled with a futures contract in some instances, rather than settled by delivery of the underlying index securities or instruments.
Certain Funds purchase and sell credit options which are options on indexes of derivative instruments such as credit default swap indexes. Like other index options, credit options can be cash settled or settled with a futures contract in some instances. In addition, credit options can also be settled in some instances by delivery of the underlying index instrument. Credit options may be used for a variety of purposes including hedging, risk management such as positioning a portfolio for anticipated volatility or increasing income or gain to a Fund. There is no guarantee that the strategy of using options on indexes or credit options in particular will be successful.
For a number of reasons, a liquid market may not exist and thus a Fund may not be able to close out an option position that it has previously entered into. When a Fund purchases an OTC option (as defined below), it will be relying on its counterparty to perform its obligations and the Fund may incur additional losses if the counterparty is unable to perform.
Exchange-Traded and OTC Options. All options purchased or sold by a Fund will be traded on a securities exchange or will be purchased or sold by securities dealers (“OTC options”) that meet the Fund’s creditworthiness standards. While exchange-traded options are obligations of the Options Clearing Corporation, in the case of OTC options, a Fund relies on the dealer from which it purchased the option to perform if the option is exercised. Thus, when a Fund purchases an OTC option, it relies on the dealer from which it purchased the option to make or take delivery of the underlying securities. Failure by the dealer to do so would result in the loss of the premium paid by a Fund as well as loss of the expected benefit of the transaction.
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Provided that a Fund has arrangements with certain qualified dealers who agree that a Fund may repurchase any option it writes for a maximum price to be calculated by a predetermined formula, a Fund may treat the underlying securities used to cover written OTC options as liquid. In these cases, the OTC option itself would only be considered illiquid to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.
Futures Contracts. When a Fund purchases a futures contract, it agrees to purchase a specified quantity of an underlying instrument at a specified future date or, in the case of an index futures contract, to make a cash payment based on the value of a securities index. When a Fund sells a futures contract, it agrees to sell a specified quantity of the underlying instrument at a specified future date or, in the case of an index futures contract, to receive a cash payment based on the value of a securities index. The price at which the purchase and sale will take place is fixed when a Fund enters into the contract. Futures can be held until their delivery dates or the position can be (and normally is) closed out before then. There is no assurance, however, that a liquid market will exist when the Fund wishes to close out a particular position.
When a Fund purchases a futures contract, the value of the futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a Fund’s exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a Fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the value of the underlying instrument. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.
The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, when a Fund buys or sells a futures contract, it will be required to deposit “initial margin” with a futures commission merchant (“FCM”). Initial margin deposits are typically equal to a small percentage of the contract’s value. If the value of either party’s position declines, that party will be required to make additional “variation margin” payments equal to the change in value on a daily basis.
The party that has a gain may be entitled to receive all or a portion of this amount. A Fund may be obligated to make payments of variation margin at a time when it is disadvantageous to do so. Furthermore, it may not always be possible for a Fund to close out its futures positions. Until it closes out a futures position, a Fund will be obligated to continue to pay variation margin. Initial and variation margin payments do not constitute purchasing on margin for purposes of a Fund’s investment restrictions. In the event of the bankruptcy of an FCM that holds margin on behalf of a Fund, the Fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM’s other customers, potentially resulting in losses to the Fund. For cash-settled futures, the Fund will segregate or earmark liquid assets in an amount equal to the mark-to-market value. For physically settled futures, the Fund will earmark or segregate liquid assets in an amount equal to the notional value. For physically settled futures, except for certain physically settled futures held by the JPMorgan Systematic Alpha Fund or its Cayman subsidiary, the Fund will earmark or segregate liquid assets in an amount equal to the notional value. Futures contracts will be treated as cash-settled for asset segregation purposes when the JPMorgan Systematic Alpha Fund and/or its Cayman subsidiary have entered into a contractual arrangement (each, a side letter”) with a third party FCM or other counterparty to off-set the Fund’s or Subsidiary’s exposure under the contract and, failing that, to assign its delivery obligation under the contract to the FCM or counterparty. In calculating the segregation amount, netting of similar contracts is generally permitted. Such assets cannot be sold while the futures contract or option is outstanding unless they are replaced with other suitable assets. By setting aside assets equal only to its net obligation under cash-settled futures or under physically-settled futures for which the JPMorgan Systematic Alpha Fund and/or its Cayman subsidiary have entered into a side letter, a Fund will have the ability to have exposure to such instruments to a greater extent than if a Fund were required to set aside assets equal to the full notional value of such contracts. There is a possibility that earmarking and reservation of a large percentage of a Fund’s assets could impede portfolio management or a Fund’s ability to meet redemption requests or other current obligations.
The Funds only invest in futures contracts on securities to the extent they could invest in the underlying securities directly. Certain Funds may also invest in index futures where the underlying securities or instruments are not available for direct investments by the Funds.
Cash Equitization. The objective where equity futures are used to “equitize” cash is to match the notional value of all futures contracts to a Fund’s cash balance. The notional values of the futures contracts and of the cash are monitored daily. As the cash is invested in securities and/or paid out to participants in
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redemptions, the Adviser simultaneously adjusts the futures positions. Through such procedures, a Fund not only gains equity exposure from the use of futures, but also benefits from increased flexibility in responding to client cash flow needs. Additionally, because it can be less expensive to trade a list of securities as a package or program trade rather than as a group of individual orders, futures provide a means through which transaction costs can be reduced. Such non-hedging risk management techniques involve leverage, and thus present, as do all leveraged transactions, the possibility of losses as well as gains that are greater than if these techniques involved the purchase and sale of the securities themselves rather than their synthetic derivatives.
Options on Futures Contracts. Futures contracts obligate the buyer to take and the seller to make delivery at a future date of a specified quantity of a financial instrument or an amount of cash based on the value of a securities or other index. Currently, futures contracts are available on various types of securities, including but not limited to U.S. Treasury bonds, notes and bills, Eurodollar certificates of deposit and on indexes of securities. Unlike a futures contract, which requires the parties to buy and sell a security or make a cash settlement payment based on changes in a financial instrument or securities or other index on an agreed date, an option on a futures contract entitles its holder to decide on or before a future date whether to enter into such a contract. If the holder decides not to exercise its option, the holder may close out the option position by entering into an offsetting transaction or may decide to let the option expire and forfeit the premium thereon. The purchaser of an option on a futures contract pays a premium for the option but makes no initial margin payments or daily payments of cash in the nature of “variation margin” payments to reflect the change in the value of the underlying contract as does a purchaser or seller of a futures contract.
The seller of an option on a futures contract receives the premium paid by the purchaser and may be required to pay initial margin. For physically settled options on futures, the Funds will earmark or segregate an amount of liquid assets equal to the notional value of the underlying future. For cash-settled options on futures, the Fund will earmark or segregate an amount of liquid assets equal to the market value of the obligation. Market value is equal to the intrinsic value, which is calculated by taking the number of contracts times a multiplier times the difference between the strike and current market price.
Combined Positions. Certain Funds may purchase and write options in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, a Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.
Correlation of Price Changes. Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized options and futures contracts available will not match a Fund’s current or anticipated investments exactly. A Fund may invest in futures and options contracts based on securities or instruments with different issuers, maturities, or other characteristics from the securities in which it typically invests, which involves a risk that the options or futures position will not track the performance of a Fund’s other investments.
Options and futures contracts prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match the Fund’s investments well. Options and futures contracts prices are affected by such factors as current and anticipated short term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A Fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a Fund’s options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.
Liquidity of Options and Futures Contracts. There is no assurance that a liquid market will exist for any particular option or futures contract at any particular time even if the contract is traded on an exchange. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts and may halt trading if a contract’s price moves up or down more than the limit in a given day. On
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volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for a Fund to enter into new positions or close out existing positions. If the market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and could potentially require a Fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a Fund’s access to other assets held to cover its options or futures positions could also be impaired. (See “Exchange-Traded and OTC Options” above for a discussion of the liquidity of options not traded on an exchange.)
Foreign Investment Risk. Certain Funds may buy and sell options on interest rate futures including global interest rate futures in which the reference interest rate is tied to currencies other than the U.S. dollar. Such investments are subject to additional risks including the risks associated with foreign investment and currency risk. See “Foreign Investments (including Foreign Currencies)” in this SAI Part II.
Position Limits. Futures exchanges can limit the number of futures and options on futures contracts that can be held or controlled by an entity. If an adequate exemption cannot be obtained, a Fund or the Fund’s Adviser may be required to reduce the size of its futures and options positions or may not be able to trade a certain futures or options contract in order to avoid exceeding such limits.
Asset Segregation for Futures Contracts and Options Positions. A Fund will set aside or earmark appropriate liquid assets for asset segregation purposes. Such assets cannot be sold while the futures contract or option is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that the reservation of a large percentage of a Fund’s assets could impede portfolio management or a Fund’s ability to meet redemption requests or other current obligations.
Real Estate Investment Trusts (“REITs”)
Certain of the Funds may invest in equity interests or debt obligations issued by REITs. REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interest. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling property that has appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Code. A Fund will indirectly bear its proportionate share of expenses incurred by REITs in which a Fund invests in addition to the expenses incurred directly by a Fund.
Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills and on cash flows, are not diversified, and are subject to default by borrowers and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax free pass-through of income under the Code and failing to maintain their exemption from registration under the 1940 Act.
REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT’s investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT’s investment in fixed rate obligations can be expected to decline. In contrast, as interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT’s investment in such loans will gradually align themselves to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.
Investment in REITs involves risks similar to those associated with investing in small capitalization companies. These risks include:
•	limited financial resources;
•	infrequent or limited trading; and
•	more abrupt or erratic price movements than larger company securities.
In addition, small capitalization stocks, such as certain REITs, historically have been more volatile in price than the larger capitalization stocks included in the S&P 500 Index.
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Recent Events Relating to the Overall Economy
The U.S. Government, the Federal Reserve, the Treasury, the SEC, the Federal Deposit Insurance Corporation and other governmental and regulatory bodies have taken actions to address the financial crisis. These actions included, in part, the enactment by the United States Congress of the “Dodd-Frank Wall Street Reform and Consumer Protection Act”, which was signed into law on July 21, 2010 and imposed a new regulatory framework over the U.S. financial services industry and the consumer credit markets in general, and proposed and final regulations by the SEC. Given the broad scope, sweeping nature, and relatively recent enactment of some of these regulatory measures, the potential impact they could have on securities held by the Funds is unknown. There can be no assurance that these measures will not have an adverse effect on the value or marketability of securities held by the Funds. Furthermore, no assurance can be made that the U.S. Government or any U.S. regulatory body (or other authority or regulatory body) will not continue to take further legislative or regulatory action, and the effect of such actions, if taken, cannot be known. However, current efforts by the U.S. Government to reduce the impact of regulations on the U.S. financial services industry could lead to the repeal of certain elements of the regulatory framework.
Repurchase Agreements
Repurchase agreements may be entered into with brokers, dealers or banks or other entities that meet the Adviser’s credit guidelines. A Fund will enter into repurchase agreements only with member banks of the Federal Reserve System and securities dealers or other entities believed by the Adviser to be creditworthy. The Adviser may consider the collateral received and any applicable guarantees in making its determination. In a repurchase agreement, a Fund buys a security from a seller that has agreed to repurchase the same security at a mutually agreed upon date and price. The resale price normally is in excess of the purchase price, reflecting an agreed upon interest rate. This interest rate is effective for the period of time a Fund is invested in the agreement and is not related to the coupon rate on the underlying security. A repurchase agreement may also be viewed as a fully collateralized loan of money by a Fund to the seller. The maximum maturity permitted for a non-“putable” repurchase agreement will be (i) 95 days for a Money Market Fund for certain counterparties and 45 days for others and (ii) 190 days for any Fund that is not a Money Market Fund. The maximum notice period permitted for a “putable” or “open” repurchase agreement (i.e., where the Fund has a right to put the repurchase agreement to the counterparty or terminate the transaction at par plus accrued interest at a specified notice period) will be (i) 95 days for a Money Market Fund for certain counterparties and 45 days for others and (ii) 190 days for any Fund that is not a Money Market Fund. The securities which are subject to repurchase agreements, however, may have maturity dates in excess of 190 days from the effective date of the repurchase agreement. In addition, the maturity of a “putable” or “open” repurchase agreement may be in excess of 190 days. Repurchase agreements maturing in more than seven days (or where the put right or notice provision requires greater than seven days’ notice) are treated as illiquid for purposes of a Fund’s restrictions on purchases of illiquid securities. A Fund will always receive securities as collateral during the term of the agreement whose market value is at least equal to 100% of the dollar amount invested by the Fund in each agreement plus accrued interest. The repurchase agreements further authorize the Fund to demand additional collateral in the event that the dollar value of the collateral falls below 100%. A Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer to the account of the custodian. Repurchase agreements are considered under the 1940 Act to be loans collateralized by the underlying securities.
All of the Funds that are permitted to invest in repurchase agreements may engage in repurchase agreement transactions that are collateralized fully as defined in Rule 5b-3(c)(1) of the 1940 Act (except that Rule 5b-3(c)(1)(iv)(C) under the 1940 Act shall not apply for the Money Market Funds), which has the effect of enabling a Fund to look to the collateral, rather than the counterparty, for determining whether its assets are “diversified” for 1940 Act purposes. With respect to the Money Market Funds, in accordance with Rule 2a-7 under the 1940 Act, the Adviser evaluates the creditworthiness of each counterparty. The Adviser may consider the collateral received and any applicable guarantees in making its determination. Certain Funds may, in addition, engage in repurchase agreement transactions that are collateralized by money market instruments, debt securities, loan participations, equity securities or other securities including securities that are rated below investment grade by the requisite NRSROs or unrated securities of comparable quality. For these types of repurchase agreement transactions, the Fund would look to the counterparty, and not the collateral, for determining such diversification.
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A repurchase agreement is subject to the risk that the seller may fail to repurchase the security. In the event of default by the seller under a repurchase agreement construed to be a collateralized loan, the underlying securities would not be owned by the Fund, but would only constitute collateral for the seller’s obligation to pay the repurchase price. Therefore, a Fund may suffer time delays and incur costs in connection with the disposition of the collateral. The collateral underlying repurchase agreements may be more susceptible to claims of the seller’s creditors than would be the case with securities owned by the Fund.
Under existing guidance from the SEC, certain Funds may transfer uninvested cash balances into a joint account, along with cash of other Funds and certain other accounts. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.
Reverse Repurchase Agreements
In a reverse repurchase agreement, a Fund sells a security and agrees to repurchase the same security at a mutually agreed upon date and price reflecting the interest rate effective for the term of the agreement. For purposes of the 1940 Act, a reverse repurchase agreement is considered borrowing by a Fund and, therefore, a form of leverage. Leverage may cause any gains or losses for a Fund to be magnified. The Funds will invest the proceeds of borrowings under reverse repurchase agreements. In addition, except for liquidity purposes, a Fund will enter into a reverse repurchase agreement only when the expected return from the investment of the proceeds is greater than the expense of the transaction. A Fund will not invest the proceeds of a reverse repurchase agreement for a period which exceeds the duration of the reverse repurchase agreement. A Fund would be required to pay interest on amounts obtained through reverse repurchase agreements, which are considered borrowings under federal securities laws. The repurchase price is generally equal to the original sales price plus interest. Reverse repurchase agreements are usually for seven days or less and cannot be repaid prior to their expiration dates. Each Fund will earmark and reserve Fund assets, in cash or liquid securities, in an amount at least equal to its purchase obligations under its reverse repurchase agreements. Reverse repurchase agreements involve the risk that the market value of the portfolio securities transferred may decline below the price at which a Fund is obliged to purchase the securities. All forms of borrowing (including reverse repurchase agreements) are limited in the aggregate and may not exceed 33 1⁄3% of a Fund’s total assets, except as permitted by law.
Securities Lending
To generate additional income, certain Funds may lend up to 33 1⁄3% of such Fund’s total assets pursuant to agreements requiring that the loan be continuously secured by collateral equal to at least 100% of the market value plus accrued interest on the securities lent. Securities lending involves counterparty risk, including the risk that the loaned securities may not be returned or returned in a timely manner and/or a loss of rights in the collateral if the borrower or the lending agent defaults or fails financially. This risk is increased when a Fund’s loans are concentrated with a single or limited number of borrowers. The earnings on the collateral invested may not be sufficient to pay fees incurred in connection with the loan. Also, the principal value of the collateral invested may decline and may not be sufficient to pay back the borrower for the amount of collateral posted. There are no limits on the number of borrowers a Fund may use and a Fund may lend securities to only one or a small group of borrowers. Funds participating in securities lending bear the risk of loss in connection with investments of the cash collateral received from the borrowers, which do not trigger additional collateral requirements from the borrower.
To the extent that the value or return of a Fund’s investments of the cash collateral declines below the amount owed to a borrower, the Fund may incur losses that exceed the amount it earned on lending the security. In situations where the Adviser does not believe that it is prudent to sell the cash collateral investments in the market, a Fund may borrow money to repay the borrower the amount of cash collateral owed to the borrower upon return of the loaned securities. This will result in financial leverage, which may cause the Fund to be more volatile because financial leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. While certain Funds are permitted to engage in securities lending, the Funds did not loan their securities or employ securities lending agents during their most recent fiscal year.
Short Selling
In short selling transactions, a Fund sells a security it does not own in anticipation of a decline in the market value of the security. To complete the transaction, a Fund must borrow the security to make delivery to the buyer. A Fund is obligated to replace the security borrowed by purchasing it subsequently at the market price at the time of replacement. The price at such time may be more or less than the price at
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which the security was sold by a Fund, which may result in a loss or gain, respectively. Unlike taking a long position in a security by purchasing the security, where potential losses are limited to the purchase price, short sales have no cap on maximum losses, and gains are limited to the price of the security at the time of the short sale.
Short sales of forward commitments and derivatives do not involve borrowing a security. These types of short sales may include futures, options, contracts for differences, forward contracts on financial instruments and options such as contracts, credit linked instruments, and swap contracts.
A Fund may not always be able to borrow a security it wants to sell short. A Fund also may be unable to close out an established short position at an acceptable price and may have to sell long positions at disadvantageous times to cover its short positions. The value of your investment in a Fund will fluctuate in response to movements in the market. Fund performance also will depend on the effectiveness of the Adviser’s research and the management team’s investment decisions. The SEC and financial industry regulatory authorities in other countries may impose prohibitions, restrictions or other regulatory requirements on short sales, which could inhibit the ability of the Adviser to sell securities short on behalf of the Fund. For example, in September 2008, in response to spreading turmoil in the financial markets, the SEC temporarily banned short selling in the stocks of numerous financial services companies, and also promulgated new disclosure requirements with respect to short positions held by investment managers. The SEC’s temporary ban on short selling of such stocks has since expired, but should similar restrictions and/or additional disclosure requirements be promulgated, especially if market turmoil occurs, a Fund may be forced to cover short positions more quickly than otherwise intended and may suffer losses as a result. Such restrictions may also adversely affect the ability of a Fund (especially if a Fund utilizes short selling as a significant portion of its investment strategy) to execute its investment strategies generally.
Short sales also involve other costs. A Fund must repay to the lender an amount equal to any dividends or interest that accrues while the loan is outstanding. To borrow the security, a Fund may be required to pay a premium. A Fund also will incur transaction costs in effecting short sales. The amount of any ultimate gain for a Fund resulting from a short sale will be decreased and the amount of any ultimate loss will be increased by the amount of premiums, interest or expenses a Fund may be required to pay in connection with the short sale. Until a Fund closes the short position, it will earmark and reserve Fund assets, in cash or liquid securities, to offset a portion of the leverage risk. Realized gains from short sales are typically treated as short-term gains/losses.
Certain of a Fund’s service providers may have agreed to waive fees and reimburse expenses to limit the Fund’s operating expenses in the amount and for the time period specified in the Fund’s prospectuses. The expense limitation does not include certain expenses including, to the extent indicated in the Fund’s prospectuses, dividend and interest expense on short sales. In calculating the interest expense on short sales for purposes of this exclusion, the Fund will recognize all economic elements of interest costs, including premium and discount adjustments.
Short-Term Funding Agreements
Short-term funding agreements issued by insurance companies are sometimes referred to as Guaranteed Investment Contracts (“GICs”), while those issued by banks are referred to as Bank Investment Contracts (“BICs”). Pursuant to such agreements, a Fund makes cash contributions to a deposit account at a bank or insurance company. The bank or insurance company then credits to the Fund on a monthly basis guaranteed interest at either a fixed, variable or floating rate. These contracts are general obligations of the issuing bank or insurance company (although they may be the obligations of an insurance company separate account) and are paid from the general assets of the issuing entity.
Generally, there is no active secondary market in short-term funding agreements. Therefore, short-term funding agreements may be considered by a Fund to be illiquid investments. To the extent that a short-term funding agreement is determined to be illiquid, such agreements will be acquired by a Fund only if, at the time of purchase, no more than 15% of the Fund’s net assets (5% of the total assets for the Money Market Funds) will be invested in short-term funding agreements and other illiquid securities.
Special Purpose Acquisition Companies
The Funds may invest in stock, warrants, and other securities of special purpose acquisition companies (“SPACs”) or similar special purpose entities that pool funds to seek potential acquisition opportunities. Unless and until an acquisition is completed, a SPAC generally invests its assets (less a portion retained to cover expenses) in U.S. Government securities, money market fund securities and cash. To the extent the SPAC is invested in cash or similar securities, this may impact a Fund’s ability to meet its
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investment objective. If an acquisition that meets the requirements for the SPAC is not completed within a pre-established period of time, the invested funds are returned to the entity’s shareholders, less certain permitted expense, and any warrants issued by the SPAC will expire worthless. Because SPACs and similar entities are in essence blank check companies without an operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their prices. In addition, these securities, which are typically traded in the over-the-counter market, may be considered illiquid and/or be subject to restrictions on resale.
Structured Investments
A structured investment is a security having a return tied to an underlying index or other security or asset class. Structured investments generally are individually negotiated agreements and may be traded over-the-counter. Structured investments are organized and operated to restructure the investment characteristics of the underlying security. This restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, or specified instruments (such as commercial bank loans) and the issuance by that entity or one or more classes of securities (“structured securities”) backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of such payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments. Because structured securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Investments in structured securities are generally of a class of structured securities that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities. Structured instruments include structured notes. In addition to the risks applicable to investments in structured investments and debt securities in general, structured notes bear the risk that the issuer may not be required to pay interest on the structured note if the index rate rises above or falls below a certain level. Structured securities are typically sold in private placement transactions, and there currently is no active trading market for structured securities. Investments in government and government-related restructured debt instruments are subject to special risks, including the inability or unwillingness to repay principal and interest, requests to reschedule or restructure outstanding debt and requests to extend additional loan amounts. Structured investments include a wide variety of instruments including, without limitation, Collateralized Debt Obligations, credit linked notes, and participation notes and participatory notes.
Structured instruments that are registered under the federal securities laws may be treated as liquid. In addition, many structured instruments may not be registered under the federal securities laws. In that event, a Fund’s ability to resell such a structured instrument may be more limited than its ability to resell other Fund securities. The Funds will treat such instruments as illiquid and will limit their investments in such instruments to no more than 15% of each Fund’s net assets (5% of the total assets for the Money Market Funds), when combined with all other illiquid investments of each Fund.
Total Annual Fund Operating Expenses set forth in the fee table and Financial Highlights section of each Fund’s Prospectuses do not include any expenses associated with investments in certain structured or synthetic products that may rely on the exception for the definition of “investment company” provided by section 3(c)(1) or 3(c)(7) of the 1940 Act.
Credit Linked Notes. Certain Funds may invest in structured instruments known as credit linked securities or credit linked notes (“CLNs”). CLNs are typically issued by a limited purpose trust or other vehicle (the “CLN trust”) that, in turn, invests in a derivative or basket of derivatives instruments, such as credit default swaps, interest rate swaps and/or other securities, in order to provide exposure to certain high yield, sovereign debt, emerging markets, or other fixed income markets. Generally, investments in CLNs represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the CLN. However, these payments are conditioned on the CLN trust’s receipt of payments from, and the CLN trust’s potential obligations, to the counterparties to the derivative instruments and other securities in which the CLN trust invests. For example, the CLN trust may sell one or more credit default swaps, under which the CLN trust would receive a stream of payments over the term of the swap agreements provided that no event of default has occurred with respect to the referenced debt obligation upon which the swap is based. If a default were to occur, the stream of payments may stop and
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the CLN trust would be obligated to pay the counterparty the par (or other agreed upon value) of the referenced debt obligation. This, in turn, would reduce the amount of income and principal that a Fund would receive as an investor in the CLN trust.
Certain Funds may enter into CLNs structured as “First-to-Default” CLNs. In a First-to-Default CLN, the CLN trust enters into a credit default swap on a portfolio of a specified number of individual securities pursuant to which the CLN trust sells protection to a counterparty. The CLN trust uses the proceeds of issuing investments in the CLN trust to purchase securities, which are selected by the counterparty and the total return of which is paid to the counterparty. Upon the occurrence of a default or credit event involving any one of the individual securities, the credit default swaps terminate and the Fund’s investment in the CLN trust is redeemed for an amount equal to “par” minus the amount paid to the counterparty under the credit default swap.
Certain Funds may also enter in CLNs to gain access to sovereign debt and securities in emerging market particularly in markets where the Fund is not able to purchase securities directly due to domicile restrictions or tax restrictions or tariffs. In such an instance, the issuer of the CLN may purchase the reference security directly and/or gain exposure through a credit default swap or other derivative.
A Fund’s investments in CLNs is subject to the risks associated with the underlying reference obligations and derivative instruments, including, among others, credit risk, default or similar event risk, counterparty risk, interest rate risk, leverage risk and management risk.
Participation Notes and Participatory Notes. Certain Funds may invest in instruments that have similar economic characteristics to equity securities, such as participation notes (also known as participatory notes (“P-notes”)) or other structured instruments that may be developed from time to time (“structured instruments”). Structured instruments are notes that are issued by banks, broker-dealers or their affiliates and are designed to offer a return linked to a particular underlying equity or market.
If the structured instrument were held to maturity, the issuer would pay to the purchaser the underlying instrument’s value at maturity with any necessary adjustments. The holder of a structured instrument that is linked to a particular underlying security or instrument may be entitled to receive dividends paid in connection with that underlying security or instrument, but typically does not receive voting rights as it would if it directly owned the underlying security or instrument. Structured instruments have transaction costs. In addition, there can be no assurance that there will be a trading market for a structured instrument or that the trading price of a structured instrument will equal the underlying value of the security, instrument or market that it seeks to replicate. Unlike a direct investment in equity securities, structured instruments typically involve a term or expiration date, potentially increasing the Fund’s turnover rate, transaction costs and tax liability.
Due to transfer restrictions, the secondary markets on which a structured instrument is traded may be less liquid than the market for other securities, or may be completely illiquid, which may expose the Fund to risks of mispricing or improper valuation. Structured instruments typically constitute general unsecured contractual obligations of the banks, broker-dealers or their relevant affiliates that issue them, which subjects the Fund to counterparty risk (and this risk may be amplified if the Fund purchases structured instruments from only a small number of issuers). Structured instruments also have the same risks associated with a direct investment in the underlying securities, instruments or markets that they seek to replicate.
Swaps and Related Swap Products
Swap transactions may include, but are not limited to, interest rate swaps, currency swaps, cross-currency interest rate swaps, forward rate agreements, contracts for differences, total return swaps, index swaps, basket swaps, specific security swaps, fixed income sectors swaps, commodity swaps, asset-backed swaps (ABX), commercial mortgage-backed securities (CMBS) and indexes of CMBS (CMBX), credit default swaps, interest rate caps, price lock swaps, floors and collars and swaptions (collectively defined as “swap transactions”).
A Fund may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining that return or spread through purchases and/or sales of instruments in cash markets, to protect against currency fluctuations, to protect against any increase in the price of securities a Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.
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Swap agreements are two-party contracts entered into primarily by institutional counterparties for periods ranging from a few weeks to several years. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) that would be earned or realized on specified notional investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated by reference to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency or commodity, or in a “basket” of securities representing a particular index. The purchaser of an interest rate cap or floor, upon payment of a fee, has the right to receive payments (and the seller of the cap or floor is obligated to make payments) to the extent a specified interest rate exceeds (in the case of a cap) or is less than (in the case of a floor) a specified level over a specified period of time or at specified dates. The purchaser of an interest rate collar, upon payment of a fee, has the right to receive payments (and the seller of the collar is obligated to make payments) to the extent that a specified interest rate falls outside an agreed upon range over a specified period of time or at specified dates. The purchaser of an option on an interest rate swap, also known as a “swaption,” upon payment of a fee (either at the time of purchase or in the form of higher payments or lower receipts within an interest rate swap transaction) has the right, but not the obligation, to initiate a new swap transaction of a pre-specified notional amount with pre-specified terms with the seller of the swaption as the counterparty.
The “notional amount” of a swap transaction is the agreed upon basis for calculating the payments that the parties have agreed to exchange. For example, one swap counterparty may agree to pay a floating rate of interest (e.g., 3 month LIBOR) calculated based on a $10 million notional amount on a quarterly basis in exchange for receipt of payments calculated based on the same notional amount and a fixed rate of interest on a semi-annual basis. In the event a Fund is obligated to make payments more frequently than it receives payments from the other party, it will incur incremental credit exposure to that swap counterparty. This risk may be mitigated somewhat by the use of swap agreements which call for a net payment to be made by the party with the larger payment obligation when the obligations of the parties fall due on the same date. Under most swap agreements entered into by a Fund, payments by the parties will be exchanged on a “net basis”, and a Fund will receive or pay, as the case may be, only the net amount of the two payments.
The amount of a Fund’s potential gain or loss on any swap transaction is not subject to any fixed limit. Nor is there any fixed limit on a Fund’s potential loss if it sells a cap or collar. If a Fund buys a cap, floor or collar, however, the Fund’s potential loss is limited to the amount of the fee that it has paid. When measured against the initial amount of cash required to initiate the transaction, which is typically zero in the case of most conventional swap transactions, swaps, caps, floors and collars tend to be more volatile than many other types of instruments.
The use of swap transactions, caps, floors and collars involves investment techniques and risks that are different from those associated with portfolio security transactions. If a Fund’s Adviser is incorrect in its forecasts of market values, interest rates, and other applicable factors, the investment performance of the Fund will be less favorable than if these techniques had not been used. These instruments are typically not traded on exchanges. Accordingly, there is a risk that the other party to certain of these instruments will not perform its obligations to a Fund or that a Fund may be unable to enter into offsetting positions to terminate its exposure or liquidate its position under certain of these instruments when it wishes to do so. Such occurrences could result in losses to a Fund. A Fund’s Adviser will consider such risks and will enter into swap and other derivatives transactions only when it believes that the risks are not unreasonable.
A Fund will earmark and reserve Fund assets, in cash or liquid securities, in an amount sufficient at all times to cover its current obligations under its swap transactions, caps, floors and collars. If a Fund enters into a swap agreement on a net basis, it will earmark and reserve assets with a daily value at least equal to the excess, if any, of a Fund’s accrued obligations under the swap agreement over the accrued amount a Fund is entitled to receive under the agreement. If a Fund enters into a swap agreement on other than a net basis, or sells a cap, floor or collar, it will earmark and reserve assets with a daily value at least equal to the full amount of a Fund’s accrued obligations under the agreement. A Fund will not enter into any swap transaction, cap, floor, or collar, unless the counterparty to the transaction is deemed creditworthy by the Fund’s Adviser. If a counterparty defaults, a Fund may have contractual remedies pursuant to the agreements related to the transaction. The swap markets in which many types of swap transactions are traded have grown substantially in recent years, with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the markets for certain types of swaps (e.g., interest rate swaps) have become relatively liquid. The markets for some types of caps, floors and collars are less liquid.
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The liquidity of swap transactions, caps, floors and collars will be as set forth in guidelines established by a Fund’s Adviser and approved by the Trustees which are based on various factors, including: (1) the availability of dealer quotations and the estimated transaction volume for the instrument, (2) the number of dealers and end users for the instrument in the marketplace, (3) the level of market making by dealers in the type of instrument, (4) the nature of the instrument (including any right of a party to terminate it on demand) and (5) the nature of the marketplace for trades (including the ability to assign or offset a Fund’s rights and obligations relating to the instrument). Such determination will govern whether the instrument will be deemed within the applicable liquidity restriction on investments in securities that are not readily marketable.
During the term of a swap, cap, floor or collar, changes in the value of the instrument are recognized as unrealized gains or losses by marking to market to reflect the market value of the instrument. When the instrument is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the contract.
The federal income tax treatment with respect to swap transactions, caps, floors, and collars may impose limitations on the extent to which a Fund may engage in such transactions.
Under the Dodd-Frank Act, swaps are subject to rules requiring central clearing and mandatory trading on an exchange or facility that is regulated by the CFTC. Swaps traded in the over-the-counter market are subject to margin requirements were implemented with respect to the Funds beginning in 2017. Implementation of the regulations regarding clearing, mandatory trading and margining of swaps may increase the cost to the Fund of hedging currency risk and, as a result, may affect returns to investors in the Fund.
Credit Default Swaps. As described above, swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In the case of a credit default swap (“CDS”), the contract gives one party (the buyer) the right to recoup the economic value of a decline in the value of debt securities of the reference issuer if the credit event (a downgrade or default) occurs. This value is obtained by delivering a debt security of the reference issuer to the party in return for a previously agreed payment from the other party (frequently, the par value of the debt security). CDS include credit default swaps, which are contracts on individual securities, and CDX, which are contracts on baskets or indices of securities.
Credit default swaps may require initial premium (discount) payments as well as periodic payments (receipts) related to the interest leg of the swap or to the default of a reference obligation. In cases where a Fund is a seller of a CDS contract including a CDX contract, the Fund will segregate or earmark liquid assets equal the notional amount of the contract. Furthermore, a Fund will segregate or earmark liquid assets to cover any accrued payment obligations when it is the buyer of a CDS including CDX. In calculating the amount to be segregated for this purpose, the Fund is not considered to have an accrued payment obligation when it is the buyer of a CDS including a CDX when the contract is in a gain position as no additional amounts are owed to the counterparty. In cases where a Fund is a buyer of a CDS contract including a CDX contract, the Fund will segregate or earmark liquid assets equal to the mark-to-market value when the contract is in a loss position.
If a Fund is a seller of protection under a CDS contract, the Fund would be required to pay the par (or other agreed upon) value of a referenced debt obligation to the counterparty in the event of a default or other credit event by the reference issuer, such as a U.S. or foreign corporate issuer, with respect to such debt obligations. In return, a Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, a Fund would keep the stream of payments and would have no payment obligations. As the seller, a Fund would be subject to investment exposure on the notional amount of the swap.
If a Fund is a buyer of protection under a CDS contract, the Fund would have the right to deliver a referenced debt obligation and receive the par (or other agreed-upon) value of such debt obligation from the counterparty in the event of a default or other credit event (such as a downgrade in credit rating) by the reference issuer, such as a U.S. or foreign corporation, with respect to its debt obligations. In return, the Fund would pay the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the counterparty would keep the stream of payments and would have no further obligations to the Fund.
The use of CDSs, like all swap agreements, is subject to certain risks. If a counterparty’s creditworthiness declines, the value of the swap would likely decline. Moreover, there is no guarantee that a Fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting
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swap agreement with the same or another party. In addition to general market risks, CDSs involve liquidity, credit and counterparty risks. The recent increase in corporate defaults further raises these liquidity and credit risks, increasing the possibility that sellers will not have sufficient funds to make payments. As unregulated instruments, CDSs are difficult to value and are therefore susceptible to liquidity and credit risks. Counterparty risks also stem from the lack of regulation of CDSs. Collateral posting requirements are individually negotiated between counterparties and there is no regulatory requirement concerning the amount of collateral that a counterparty must post to secure its obligations under a CDS. Because they are unregulated, there is no requirement that parties to a contract be informed in advance when a CDS is sold. As a result, investors may have difficulty identifying the party responsible for payment of their claims.
If a counterparty’s credit becomes significantly impaired, multiple requests for collateral posting in a short period of time could increase the risk that the Fund may not receive adequate collateral. There is no readily available market for trading out of CDS contracts. In order to eliminate a position it has taken in a CDS, the Fund must terminate the existing CDS contract or enter into an offsetting trade. The Fund may only exit its obligations under a CDS contract by terminating the contract and paying applicable breakage fees, which could result in additional losses to the Fund. Furthermore, the cost of entering into an offsetting CDS position could cause the Fund to incur losses.
Synthetic Variable Rate Instruments
Synthetic variable rate instruments generally involve the deposit of a long-term tax exempt bond in a custody or trust arrangement and the creation of a mechanism to adjust the long-term interest rate on the bond to a variable short-term rate and a right (subject to certain conditions) on the part of the purchaser to tender it periodically to a third party at par. A Fund’s Adviser reviews the structure of synthetic variable rate instruments to identify credit and liquidity risks (including the conditions under which the right to tender the instrument would no longer be available) and will monitor those risks. In the event that the right to tender the instrument is no longer available, the risk to the Fund will be that of holding the long-term bond. In the case of some types of instruments credit enhancement is not provided, and if certain events occur, which may include (a) default in the payment of principal or interest on the underlying bond, (b) downgrading of the bond below investment grade or (c) a loss of the bond’s tax exempt status, then the put will terminate and the risk to the Fund will be that of holding a long-term bond.
Total Annual Fund Operating Expenses set forth in the fee table and Financial Highlights section of each Fund’s Prospectuses do not include any expenses associated with investments in certain structured or synthetic products that may rely on the exception for the definition of “investment company” provided by section 3(c)(1) or 3(c)(7) of the 1940 Act.
Treasury Receipts
A Fund may purchase interests in separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks or brokerage firms and are created by depositing U.S. Treasury notes and U.S. Treasury bonds into a special account at a custodian bank. Receipts include Treasury Receipts (“TRs”), Treasury Investment Growth Receipts (“TIGRs”), and Certificates of Accrual on Treasury Securities (“CATS”). Receipts in which an entity other than the government separates the interest and principal components are not considered government securities unless such securities are issued through the Treasury Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) program.
Trust Preferred Securities
Certain Funds may purchase trust preferred securities, also known as “trust preferreds”, which are preferred stocks issued by a special purpose trust subsidiary backed by subordinated debt of the corporate parent. An issuer creates trust preferred securities by creating a trust and issuing debt to the trust. The trust in turn issues trust preferred securities. Trust preferred securities are hybrid securities with characteristics of both subordinated debt and preferred stock. Such characteristics include long maturities (typically 30 years or more), early redemption by the issuer, periodic fixed or variable interest payments, and maturities at face value. In addition, trust preferred securities issued by a bank holding company may allow deferral of interest payments for up to 5 years. Holders of trust preferred securities have limited voting rights to control the activities of the trust and no voting rights with respect to the parent company.
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U.S. Government Obligations
U.S. government obligations may include direct obligations of the U.S. Treasury, including Treasury bills, notes and bonds, all of which are backed as to principal and interest payments by the full faith and credit of the U.S., and separately traded principal and interest component parts of such obligations that are transferable through the Federal book-entry system known as STRIPS and Coupon Under Book Entry Safekeeping (“CUBES”). The Funds may also invest in TIPS. U.S. government obligations are subject to market risk, interest rate risk and credit risk.
The principal and interest components of U.S. Treasury bonds with remaining maturities of longer than ten years are eligible to be traded independently under the STRIPS program. Under the STRIPS program, the principal and interest components are separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts separately. The interest component of STRIPS may be more volatile than that of U.S. Treasury bills with comparable maturities.
Other obligations include those issued or guaranteed by U.S. government agencies, GSEs or instrumentalities. These obligations may or may not be backed by the “full faith and credit” of the U.S. Securities which are backed by the full faith and credit of the U.S. include obligations of the Government National Mortgage Association, the Farmers Home Administration, and the Export-Import Bank. In the case of securities not backed by the full faith and credit of the U.S., the Funds must look principally to the federal agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the U.S. itself in the event the agency or instrumentality does not meet its commitments. Securities in which the Funds may invest that are not backed by the full faith and credit of the U.S. include, but are not limited to: (i) obligations of the Tennessee Valley Authority, the Federal Home Loan Banks and the U.S. Postal Service, each of which has the right to borrow from the U.S. Treasury to meet its obligations; (ii) securities issued by Freddie Mac and Fannie Mae, which are supported only by the credit of such securities, but for which the Secretary of the Treasury has discretionary authority to purchase limited amounts of the agency’s obligations; and (iii) obligations of the Federal Farm Credit System and the Student Loan Marketing Association, each of whose obligations may be satisfied only by the individual credits of the issuing agency.
The total public debt of the United States and other countries around the globe as a percent of gross domestic product has grown rapidly since the beginning of the 2008 financial downturn. Although high debt levels do not necessarily indicate or cause economic problems, they may create certain systemic risks if sound debt management practices are not implemented. A high national debt level may increase market pressures to meet government funding needs, which may drive debt cost higher and cause a country to sell additional debt, thereby increasing refinancing risk. A high national debt also raises concerns that a government will not be able to make principal or interest payments when they are due. Unsustainable debt levels can cause devaluations of currency, prevent a government from implementing effective counter-cyclical fiscal policy in economic downturns, and contribute to market volatility. From time to time, uncertainty regarding the status of negotiations in the U.S. government to increase the statutory debt ceiling could: increase the risk that the U.S. government may default on payments on certain U.S. government securities; cause the credit rating of the U.S. government to be downgraded or increase volatility in both stock and bond markets; result in higher interest rates; reduce prices of U.S. Treasury securities; and/or increase the costs of certain kinds of debt.
In the past, U.S. sovereign credit has experienced downgrades and there can be no guarantee that it will not experience further downgrades in the future by rating agencies. The market prices and yields of securities supported by the full faith and credit of the U.S. Government may be adversely affected by a rating agency’s decision to downgrade the sovereign credit rating of the United States.
When-Issued Securities, Delayed Delivery Securities and Forward Commitments
Securities may be purchased on a when-issued or delayed delivery basis. For example, delivery of and payment for these securities can take place a month or more after the date of the purchase commitment. The purchase price and the interest rate payable, if any, on the securities are fixed on the purchase commitment date or at the time the settlement date is fixed. The value of such securities is subject to market fluctuation, and for money market instruments and other fixed income securities, no interest accrues to a Fund until settlement takes place. At the time a Fund makes the commitment to purchase securities on a when-issued or delayed delivery basis, it will record the transaction, reflect the value each day of such securities in determining its NAV and, if applicable, calculate the maturity for the purposes of average maturity from that date. At the time of settlement, a when-issued security may be valued at less than the purchase price. To facilitate such acquisitions, each Fund will earmark and reserve Fund assets, in
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cash or liquid securities, in an amount at least equal to such commitments. On delivery dates for such transactions, each Fund will meet its obligations from maturities or sales of the securities earmarked and reserved for such purpose and/or from cash flow. If a Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. Also, a Fund may be disadvantaged if the other party to the transaction defaults.
Forward Commitments. Securities may be purchased for delivery at a future date, which may increase their overall investment exposure and involves a risk of loss if the value of the securities declines prior to the settlement date. In order to invest a Fund’s assets immediately, while awaiting delivery of securities purchased on a forward commitment basis, short-term obligations that offer same-day settlement and earnings will normally be purchased. When a Fund makes a commitment to purchase a security on a forward commitment basis, cash or liquid securities equal to the amount of such Fund’s commitments will be reserved for payment of the commitment. For the purpose of determining the adequacy of the securities reserved for payment of commitments, the reserved securities will be valued at market value. If the market value of such securities declines, additional cash, cash equivalents or highly liquid securities will be reserved for payment of the commitment so that the value of the Fund’s assets reserved for payment of the commitments will equal the amount of such commitments purchased by the respective Fund.
Purchases of securities on a forward commitment basis may involve more risk than other types of purchases. Securities purchased on a forward commitment basis and the securities held in the respective Fund’s portfolio are subject to changes in value based upon the public’s perception of the issuer and changes, real or anticipated, in the level of interest rates. Purchasing securities on a forward commitment basis can involve the risk that the yields available in the market when the delivery takes place may actually be higher or lower than those obtained in the transaction itself. On the settlement date of the forward commitment transaction, the respective Fund will meet its obligations from then-available cash flow, sale of securities reserved for payment of the commitment, sale of other securities or, although it would not normally expect to do so, from sale of the forward commitment securities themselves (which may have a value greater or lesser than such Fund’s payment obligations). The sale of securities to meet such obligations may result in the realization of capital gains or losses. Purchasing securities on a forward commitment basis can also involve the risk of default by the other party on its obligation, delaying or preventing the Fund from recovering the collateral or completing the transaction.
To the extent a Fund engages in forward commitment transactions, it will do so for the purpose of acquiring securities consistent with its investment objective and policies and not for the purpose of investment leverage.
ADDITIONAL INFORMATION REGARDING FUND INVESTMENT PRACTICES
Investments in the Asia Pacific Region
The economies in the Asia Pacific region are in all stages of economic development and may be intertwined. The small size of securities markets and the low trading volume in some countries in the Asia Pacific region may lead to a lack of liquidity. The share prices of companies in the region tend to be volatile and there is a significant possibility of loss. Many of the countries in the region are developing, both politically and economically, and as a result companies in the region may be subject to risks like nationalization or other forms of government interference, and/or may be heavily reliant on only a few industries or commodities. Investments in the region may also be subject to currency risks, such as restrictions on the flow of money in and out of the country, extreme volatility relative to the U.S. dollar, and devaluation, all of which could decrease the value of a Fund.
Investments in the European Market
Some of the Funds may invest in securities in the European Market. A Fund’s performance will be affected by political, social and economic conditions in Europe, such as growth of the economic output (the gross national product), the rate of inflation, the rate at which capital is reinvested into European economies, the success of governmental actions to reduce budget deficits, the resource self-sufficiency of European countries and interest and monetary exchange rates between European countries. European financial markets may experience volatility due to concerns about high government debt levels, credit rating downgrades, rising unemployment, the future of the euro as a common currency, possible restructuring of government debt and other government measures responding to those concerns, and fiscal and monetary controls imposed on member countries of the European Union. The risk of investing in
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Europe may be heightened due to steps being taken by the United Kingdom to exit the European Union. In addition, if one or more countries were to exit the European Union or abandon the use of the euro as a currency, the value of investments tied to those countries or the euro could decline significantly and unpredictably.
Investments in the Commonwealth of Puerto Rico
The Commonwealth of Puerto Rico is currently seeking bankruptcy-like protections from debt and unfunded pension obligations. Puerto Rico’s debt restructuring petition was filed by Puerto Rico’s financial oversight board in the U.S. District Court in Puerto Rico on May 3, 2017, and was made under a U.S. Congressional rescue law known as the Puerto Rico Oversight, Management and Economic Stability Act (“PROMESA”). In addition, Hurricane Maria caused significant damage to Puerto Rico, which could have a long-lasting impact on Puerto Rico’s economy.
A Fund’s investments in municipal securities may be affected by political and economic developments within the applicable municipality and by the financial condition of the municipality. Certain of the issuers in which a Fund may invest have recently experienced, or may experience, significant financial difficulties. For example, Puerto Rico, in particular, has been experiencing significant financial difficulties and has entered bankruptcy-like proceedings. The default by issuers of Puerto Rico municipal securities on their obligations under securities held by a Fund may adversely affect the Fund and cause the Fund to lose the value of its investment in such securities.
An insolvent municipality may take steps to reorganize its debt, which might include extending debt maturities, reducing the amount of principal or interest, refinancing the debt or taking other measures that may significantly affect the rights of creditors and the value of the securities issued by the municipality and the value of a Fund’s investments in those securities. Pursuant to Chapter 9 of the U.S. Bankruptcy Code, certain municipalities that meet specific conditions may be provided protection from creditors while they develop and negotiate plans for reorganizing their debts. The U.S. Bankruptcy Code provides that individual U.S. states are not permitted to pass their own laws purporting to bind non-consenting creditors to a restructuring of a municipality’s indebtedness, and thus all such restructurings must be pursuant to Chapter 9 of the Bankruptcy Code.
Municipal bankruptcies are relatively rare, and certain provisions of the U.S. Bankruptcy Code governing such bankruptcies are unclear and remain untested. Although Puerto Rico is a U.S. Territory, neither Puerto Rico nor its subdivisions or agencies are eligible to file under the U.S. Bankruptcy Code in order to seek protection from creditors or restructure their debt. The U.S. Supreme Court has ruled that recent Puerto Rico legislation that would have allowed certain Puerto Rico public corporations to seek protection from creditors and to restructure their debt is unconstitutional. In June 2016, the U.S. Congress passed the PROMESA,which establishes a federally-appointed fiscal oversight board (“Oversight Board”) to oversee Puerto Rico’s financial operations and possible debt restructuring. On May 3, 2017, the Oversight Board filed a debt restructuring petition in the U.S. District Court in Puerto Rico to seek bankruptcy-like protections from, at the time of the filing, approximately $74 billion in debt and approximately $48 billion in unfunded pension obligations. The petition states that the fiscal distress in Puerto Rico is about to worsen exponentially, due to a variety of factors, which include the elimination of certain federal funds, the exhaustion of public pension funding and recent negative economic growth in Puerto Rico. The petition states that Puerto Rico is unable to satisfy its debt and pension burdens and cannot pay operating expenses from current revenues, noting that Puerto Rico faces a severe fiscal and socioeconomic crisis. Further legislation by the U.S. Congress or actions by the oversight board established by PROMESA could have a negative impact on the marketability, liquidity or value of certain investments held by a Fund and could reduce a Fund’s performance.
Investments in the China Region
Investing in China, Hong Kong and Taiwan (collectively, “the China Region”) involves a high degree of risk and special considerations not typically associated with investing in other more established economies or securities markets. Such risks may include: (a) the risk of nationalization or expropriation of assets or confiscatory taxation; (b) greater social, economic and political uncertainty (including the risk of war); (c) dependency on exports and the corresponding importance of international trade; (d) the increasing competition from Asia’s other low-cost emerging economies; (e) greater price volatility and significantly smaller market capitalization of securities markets, particularly in China; (f) substantially less liquidity, particularly of certain share classes of Chinese securities; (g) currency exchange rate fluctuations and the lack of available currency hedging instruments; (h) higher rates of inflation; (i) controls on foreign investment and limitations on repatriation of invested capital and on a Fund's ability to exchange local
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currencies for U.S. dollars; (j) greater governmental involvement in and control over the economy; (k) the risk that the Chinese government may decide not to continue to support the economic reform programs implemented since 1978 and could return to the prior, completely centrally planned, economy; (l) the fact that China region companies, particularly those located in China, may be smaller, less seasoned and newly-organized companies; (m) the difference in, or lack of, auditing and financial reporting standards which may result in unavailability of material information about issuers, particularly in China; (n) the fact that statistical information regarding the economy of China may be inaccurate or not comparable to statistical information regarding the U.S. or other economies; (o) the less extensive, and still developing, regulation of the securities markets, business entities and commercial transactions; (p) the fact that the settlement period of securities transactions in foreign markets may be longer; (q) the willingness and ability of the Chinese government to support the Chinese and Hong Kong economies and markets is uncertain; (r) the risk that it may be more difficult, or impossible, to obtain and/or enforce a judgment than in other countries; (s) the rapidity and erratic nature of growth, particularly in China, resulting in inefficiencies and dislocations; and (t) the risk that, because of the degree of interconnectivity between the economies and financial markets of China, Hong Kong and Taiwan, any sizable reduction in the demand for goods from China, or an economic downturn in China, could negatively affect the economies and financial markets of Hong Kong and Taiwan, as well.
Investment in the China Region is subject to certain political risks. Following the establishment of the People’s Republic of China by the Communist Party in 1949, the Chinese government renounced various debt obligations incurred by China’s predecessor governments, which obligations remain in default, and expropriated assets without compensation. There can be no assurance that the Chinese government will not take similar action in the future. An investment in a Fund involves risk of a total loss. The political reunification of China and Taiwan is a highly problematic issue and is unlikely to be settled in the near future. This situation poses a threat to Taiwan’s economy and could negatively affect its stock market. China has committed by treaty to preserve Hong Kong’s autonomy and its economic, political and social freedoms for fifty years from the July 1, 1997 transfer of sovereignty from Great Britain to China. However, if China would exert its authority so as to alter the economic, political or legal structures or the existing social policy of Hong Kong, investor and business confidence in Hong Kong could be negatively affected, which in turn could negatively affect markets and business performance.
As with all transition economies, China’s ability to develop and sustain a credible legal, regulatory, monetary, and socioeconomic system could influence the course of outside investment. Hong Kong is closely tied to China, economically and through China’s 1997 acquisition of the country as a Special Autonomous Region (SAR). Hong Kong’s success depends, in large part, on its ability to retain the legal, financial, and monetary systems that allow economic freedom and market expansion.
In addition to the risks inherent in investing in the emerging markets, the risks of investing in China, Hong Kong, and Taiwan merit special consideration.
People’s Republic of China. The government of the People’s Republic of China is dominated by the one-party rule of the Chinese Communist Party.
China’s economy has transitioned from a rigidly central-planned state-run economy to one that has been only partially reformed by more market-oriented policies. Although the Chinese government has implemented economic reform measures, reduced state ownership of companies and established better corporate governance practices, a substantial portion of productive assets in China are still owned by the Chinese government. The government continues to exercise significant control over regulating industrial development and, ultimately, control over China’s economic growth through the allocation of resources, controlling payment of foreign currency denominated obligations, setting monetary policy and providing preferential treatment to particular industries or companies.
Growth has also put a strain on China’s economy. The government has attempted to slow down the pace of growth through monetary tightening and administrative measures; however that policy started reversing in September 2008 in part due to the current global economic crisis, which has led to lower levels of economic growth and lower exports and foreign investments in the country. The Chinese government has taken unprecedented steps to shore up economic growth, however, the results of these measures are unpredictable. Over the long term the country’s major challenges will be dealing with its aging infrastructure, worsening environmental conditions and rapidly widening urban and rural income gap.
As with all transition economies, China’s ability to develop and sustain a credible legal, regulatory, monetary, and socioeconomic system could influence the course of outside investment. The Chinese legal system, in particular, constitutes a significant risk factor for investors. The Chinese legal system is based
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on statutes. Over the past 25 years, Chinese legislative bodies have promulgated laws and regulations dealing with various economic matters such as foreign investment, corporate organization and governance, commerce, taxation, and trade. However, these laws are relatively new and published court decisions based on these laws are limited and non-binding. The interpretation and enforcement of these laws and regulations are uncertain.
Hong Kong. In 1997, Great Britain handed over control of Hong Kong to the Chinese mainland government. Since that time, Hong Kong has been governed by a semi-constitution known as the Basic Law, which guarantees a high degree of autonomy in certain matters until 2047, while defense and foreign affairs are the responsibility of the central government in Beijing. The chief executive of Hong Kong is appointed by the Chinese government. Hong Kong is able to participate in international organizations and agreements and it continues to function as an international financial center, with no exchange controls, free convertibility of the Hong Kong dollar and free inward and outward movement of capital. The Basic Law guarantees existing freedoms, including free speech and assembly, press, religion, and the right to strike and travel. Business ownership, private property, the right of inheritance and foreign investment are also protected by law. China has committed by treaty to preserve Hong Kong’s autonomy until 2047; however, if China were to exert its authority so as to alter the economic, political, or legal structures or the existing social policy of Hong Kong, investor and business confidence in Hong Kong could be negatively affected, which in turn could negatively affect markets and business performance. In addition, Hong Kong’s economy has entered a recession as a result of the current global economic crisis. Near term improvement in its economy appears unlikely.
Taiwan. For decades, a state of hostility has existed between Taiwan and the People’s Republic of China. Beijing has long deemed Taiwan a part of the “one China” and has made a nationalist cause of recovering it. In the past, China has staged frequent military provocations off the coast of Taiwan and made threats of full-scale military action. Foreign trade has been the engine of rapid growth in Taiwan and has transformed the island into one of Asia’s great exporting nations. However, investing in Taiwan involves the possibility of the imposition of exchange controls, such as restrictions on the repatriation of fund investments or on the conversion of local currency into foreign currencies. As an export-oriented economy, Taiwan depends on an open world trade regime and remains vulnerable to downturns in the world economy. Taiwanese companies continue to compete mostly on price, producing generic products or branded merchandise on behalf of multinational companies. Accordingly, these businesses can be particularly vulnerable to currency volatility and increasing competition from neighboring lower-cost countries. Moreover, many Taiwanese companies are heavily invested in mainland China and other countries throughout Southeast Asia, making them susceptible to political events and economic crises in these parts of the region. Although Taiwan has not yet suffered any major economic setbacks due to the current global economic crisis, it is possible its economy could still be impacted.
Securities are listed on either the Shanghai and/or Shenzhen stock exchanges. Securities listed on these exchanges are divided into two classes, A shares, which are mostly limited to domestic investors, and B shares, which are allocated for both international and domestic investors. A Fund’s exposure to securities listed on either the Shanghai or Shenzhen exchanges will initially be through B shares. The government of China has announced plans to exchange B shares for A shares and to merge the two markets. Such an event may produce greater liquidity and stability for the combined markets. However, it is uncertain whether or the extent to which these plans will be implemented. In addition to B shares, a Fund may also invest in Hong Kong listed H shares, Hong Kong listed Red chips (which are companies owned by mainland China enterprises, but are listed in Hong Kong), and companies that meet one of the following categories: the company is organized under the laws of, or has a principal office in China (including Hong Kong and Macau) or Taiwan; the principal securities market for the issuer is China or Taiwan; the issuer derives at least 50% of its total revenues or profits from goods that are produced or sold, investments made, or services performed in China or Taiwan; or at least 50% of the issuer’s assets are located in China or Taiwan.
Shanghai-Hong Kong Stock Connect and Shenzhen-Hong Kong Stock Connect. The Funds may invest in certain China A-Shares through the Shanghai-Hong Kong Stock Connect program or the Shenzhen-Hong Kong Stock Connect Program (the “Programs”). The Programs are securities trading and clearing linked programs developed by Hong Kong Exchanges and Clearing Limited (“HKEx”), the Hong Kong Securities Clearing Company Limited (“HKSCC”), Shanghai Stock Exchange (“SSE”), Shenzhen Stock Exchange (“SZSE”) and China Securities Depository and Clearing Corporation Limited (“ChinaClear”) with an objective to achieve mutual stock market access between mainland China and Hong Kong. The Programs will allow foreign investors to trade certain SSE and SZSE listed China A-Shares through Hong Kong based brokers.
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Trading through the Programs are subject to various risks described below, including liquidity risk, currency risk, legal and regulatory uncertainty risk, execution risk, operational risk, tax risk, counterparty risk and credit risk.
Securities purchased under each Program generally may not be sold, purchased or otherwise transferred other than through that Program in accordance with applicable rules. While each Program is not subject to individual investment quotas, daily investment quotas apply to all Program participants, which may restrict or preclude the Fund’s ability to purchase particular securities at a particular time. In addition, securities purchased through the Programs are subject to Chinese securities regulations that restrict the levels of foreign ownership in local securities which could require a Fund to sell securities if ownership of the securities exceeds applicable quotas. Furthermore, additional restrictions may preclude a Fund from being eligible to invest in certain securities traded through a Program. Because all trades in the Programs must be settled in Renminbi (RMB), the Chinese currency, investors must have timely access to a reliable supply of offshore RMB, which cannot be guaranteed. Trades through each Program are subject to certain requirements prior to trading which may limit the number of brokers that a Fund may use. This may affect the quality of execution received by a Fund. In addition, applicable laws may, under certain circumstances, require an investor to return profits obtained from the purchase and sale of shares.
The HKSCC provides clearing, settlement, nominee functions and other related services of the trades executed by Hong Kong market participants through an arrangement with ChinaClear. The People’s Republic of China (the “PRC”) regulations, which include certain restrictions on selling and buying, will apply to all market participants. In the case of a sale, brokers must have access to certain information about the transaction prior to execution. Because of the various requirements and restrictions applicable to the Programs, a Fund may not be able to purchase and/or dispose of holdings of China A-Shares in a timely manner.
A Fund will not benefit from access to local investor compensation funds, which are set up to protect against defaults of trades, when investing through each Program. To the extent that HKSCC is deemed to be performing safekeeping functions with respect to assets held through it, it should be noted that the Fund will have no legal relationship with HKSCC and no direct legal recourse against HKSCC in the event that the Fund suffers losses resulting from the performance or insolvency of HKSCC.
The Shanghai-Hong Kong Stock Connect Program began operation in November 2014 and the Shenzhen-Hong Kong Stock Connect Program began operation in December 2016. The relevant regulations relating to the Programs are untested and subject to change. There is no certainty as to how they will be applied which could adversely affect a Fund. The Programs require use of new information technology systems which may be subject to operational risk due to its cross-border nature. If the relevant systems fail to function properly, trading in the Shanghai and Shenzhen markets through the Programs could be disrupted.
As in other emerging and less developed markets, the legislative framework is only beginning to develop the concept of legal/formal ownership and of beneficial ownership or interest in securities in China. Consequently the applicable courts may consider that any nominee or custodian as registered holder of securities would have full ownership thereof and that a beneficial owner may have no rights whatsoever in respect thereof and may be limited in its ability to pursue claims against the issuer of a security. Additionally, the securities that a Fund may invest in through the Programs may present illiquidity and price volatility concerns and difficulty in determining market valuations of securities due to limited public information on issuers. Such securities may also be subject to limited regulatory oversight and an increased risk of being delisted or suspended. Suspensions or delistings may become widespread, and the length of suspension may be significant and difficult to predict.
The Programs utilize an omnibus clearing structure, and a Fund’s shares will be registered in its custodian’s, subcustodian’s or clearing broker’s name on the HKSCC system and in HKSCC’s name on the ChinaClear system. This may limit a Fund’s adviser’s or subadviser’s ability to effectively manage a Fund, and may expose a Fund to the credit risk of its custodian or subcustodian or to greater risk of expropriation.
Similarly, HKSCC would be responsible for the exercise of shareholder rights with respect to corporate actions (including all dividends, rights issues, merger proposals or other shareholder votes). While HKSCC may provide investors with the opportunity to provide voting instructions, investors may not have sufficient time or the opportunity to consider proposals or provide instructions.
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Investments in the Programs may not be covered by the securities investor protection programs of either exchange and, without the protection of such programs, will be subject to the risk of default by a broker. In the event ChinaClear defaults, HKSCC’s liabilities under its market contracts with clearing participants will be limited to assisting clearing participants with claims. While it is anticipated that HKSCC will act in good faith to seek recovery of the outstanding stocks and monies from ChinaClear through available legal channels or the liquidation of ChinaClear, there can be no assurances that it will do so, or that it will be successful in doing so. In this event, the Fund may not fully recover its losses and the process could be delayed.
The Programs will only operate on days when both the PRC and Hong Kong markets are open for trading and when banks in each applicable market are open on the corresponding settlement days and the Funds will only trade through each Program on days that they are open. There may be occasions when it is a normal trading day for the PRC market but the Fund cannot carry out any China A-Shares trading. A Fund may be subject to risks of price fluctuations in China A-Shares during the time when each Program is not trading as a result. Additionally, different fees and costs are imposed on foreign investors acquiring China A-Shares acquired through the Programs, and these fees and costs may be higher than comparable fees and costs imposed on owners of other securities providing similar investment exposure. There is uncertainty of whether and how certain gains on PRC securities will to be taxed, the possibility of the rules being changed and the possibility of taxes being applied retrospectively. Consequently, investors may be advantaged or disadvantaged depending upon the final outcome of how such gains will be taxed and when they subscribed and/or redeemed their shares.
Because the Programs are relatively new, the actual effect on the market for trading China A-Shares with the introduction of large numbers of foreign investors is unknown. The Programs are subject to regulations promulgated by regulatory authorities for the applicable exchanges and further regulations or restrictions, such as limitations on redemptions or suspension of trading, may adversely impact the Programs, if the authorities believe it necessary to assure orderly markets or for other reasons. There is no guarantee that the exchanges will continue to support the Programs in the future.
China Interbank Bond Market. Certain Funds may invest in certain Chinese fixed-income products traded on the China Interbank Bond Market (“CIBM”) through a market access program launched in 2016. The CIBM is relatively large and trading volumes are generally high, but the market remains subject to similar risks as fixed-income securities markets in other developing markets. Certain CIBM instruments may be relatively volatile and become illiquid. While the CIBM was established 1997, the CIBM access program is relatively new, and its rules may be materially amended as the program continues to develop. The CIBM program is subject to certain limits on repatriation; amounts repatriated must be paid in roughly the same currencies as the initial remittances by a Fund into the CIBM access program, and Chinese regulators may otherwise limit a Fund’s ability to repatriate investment proceeds or exchange Chinese currency into other currencies.
The market infrastructure of the CIBM continues to develop. CIBM instruments are held in accounts with local custodians maintained in the name of both the Fund and the Adviser. Although the Fund and the Adviser have made contractual arrangements to recognize the Fund’s beneficial ownership over CIBM instruments, the Adviser may nevertheless be deemed to be the legal owner of CIBM instruments. If the Adviser were deemed to be a legal owner of CIBM instruments, the Fund may not be able to take certain actions on its own behalf and in its own name; for example, the Fund would be reliant on others to represent the Fund with respect to bondholder actions. CIBM instruments may not be held in the Fund’s name, which could lead to delays in the Fund’s ability to receive proceeds in the event of settlement errors or insolvency of the Adviser or counterparties.
The rules applicable to taxation of the CIBM are subject to further clarification. A Fund may not be able to predict whether it will have tax liabilities associated with CIBM investments; which provisions for such tax liabilities may be made, such provisions may not match the amount of tax for which the Fund is ultimately liable. This may negatively affect investment returns of shareholder who redeem either before or after such tax liabilities are determined.
Investments in India
Securities of many issuers in the Indian market may be less liquid and more volatile than securities of comparable domestic issuers, but may offer the potential for higher returns over the long term. Indian securities will generally be denominated in foreign currency, mainly the rupee. Accordingly, the value of the Fund will fluctuate depending on the rate of exchange between the U.S. dollar and such foreign currency. India has less developed clearance and settlement procedures, and there have been times when
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settlements have been unable to keep pace with the volume of securities and have been significantly delayed. The Indian stock exchanges have in the past been subject to closure, broker defaults and broker strikes, and there can be no certainty that this will not recur. In addition, significant delays are common in registering transfers of securities and the Fund may be unable to sell securities until the registration process is completed and may experience delays in receipt of dividends and other entitlements.
The value of investments in Indian securities may also be affected by political and economic developments, social, religious or regional tensions, changes in government regulation and government intervention, high rates of inflation or interest rates and withholding tax affecting India. The risk of loss may also be increased because there may be less information available about Indian issuers since they are not subject to the extensive accounting, auditing and financial reporting standards and practices which are applicable in North America. There is also a lower level of regulation and monitoring of the Indian securities market and its participants than in other more developed markets.
Foreign investment in the securities of issuers in India is usually restricted or controlled to some degree. In addition, the availability of financial instruments with exposure to Indian financial markets may be substantially limited by the restrictions on Foreign Institutional Investors (“FIIs”). Only registered FIIs and non-Indian mutual funds that comply with certain statutory conditions may make direct portfolio investments in exchange-traded Indian securities. JPMIM is a registered FII. FIIs are required to observe certain investment restrictions which may limit the Fund’s ability to invest in issuers or to fully pursue its investment objective. Income, gains and initial capital with respect to such investments are freely repatriable, subject to payment of applicable Indian taxes.
India’s guidelines under which foreign investors may invest in Indian securities are new and evolving. There can be no assurance that these investment control regimes will not change in a way that makes it more difficult or impossible for a Fund to implement investment objective or repatriate its income, gains and initial capital from these countries. Similar risks and considerations will be applicable to the extent that a Fund invests in other countries. Recently, certain policies have served to restrict foreign investment, and such policies may have the effect of reducing demand for such investments.
India may require withholding on dividends paid on portfolio securities and on realized capital gains. In the past, these taxes have sometimes been substantial. There can be no assurance that restrictions on repatriation of a Fund’s income, gains or initial capital from India will not occur.
A high proportion of the shares of many issuers in India may be held by a limited number of persons and financial institutions, which may limit the number of shares available for investment. In addition, further issuances, or the perception that such issuances may occur, of securities by Indian issuers in which a Fund has invested could dilute the earnings per share of a Fund’s investment and could adversely affect the market price of such securities. Sales of securities by such issuer’s major shareholders, or the perception that such sales may occur, may also significantly and adversely affect the market price of such securities and, in turn, a Fund’s investment. The prices at which investments may be acquired may be affected by trading by persons with material non-public information and by securities transactions by brokers in anticipation of transactions by a Fund in particular securities. Similarly, volume and liquidity in the bond markets in India are less than in the United States and, at times, price volatility can be greater than in the United States. The limited liquidity of securities markets in India may also affect a Fund’s ability to acquire or dispose of securities at the price and time it wishes to do so. In addition, India’s securities markets are susceptible to being influenced by large investors trading significant blocks of securities.
India’s stock market is undergoing a period of growth and change which may result in trading volatility and difficulties in the settlement and recording of transactions, and in interpreting and applying the relevant law and regulations. The securities industry in India is comparatively underdeveloped. Stockbrokers and other intermediaries in India may not perform as well as their counterparts in the United States and other more developed securities markets.
Political and economic structures in India are undergoing significant evolution and rapid development, and may lack the social, political and economic stability characteristic of the United States. The risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the values of investments in India and the availability of additional investments. The laws in India relating to limited liability of corporate shareholders, fiduciary duties of officers and directors, and the bankruptcy of state enterprises are generally less well developed than or different from such laws in the United States. It may be more difficult to obtain or enforce a judgment in the courts in India than it is in the United States. Monsoons and natural disasters also can affect the value of investments.
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Religious and border disputes persist in India. Moreover, India has from time to time experienced civil unrest and hostilities with neighboring countries such as Pakistan. The Indian government has confronted separatist movements in several Indian states. The longstanding dispute with Pakistan over the bordering Indian state of Jammu and Kashmir, a majority of whose population is Muslim, remains unresolved. If the Indian government is unable to control the violence and disruption associated with these tensions, the results could destabilize the economy and consequently, adversely affect the Fund’s investments.
A Fund may use P-notes. Indian-based brokerages may buy Indian-based securities and then issue P-notes to foreign investors. Any dividends or capital gains collected from the underlying securities may be remitted to the foreign investors. However, unlike ADRs, notes are subject to credit risk based on the uncertainty of the counterparty’s (i.e., the Indian-based brokerage’s) ability to meet its obligations.
Investments in Japan
The Japanese economy may be subject to economic, political and social instability, which could have a negative impact on Japanese securities. In the past, Japan’s economic growth rate has remained relatively low, and it may remain low in the future. At times, the Japanese economy has been adversely impacted by government intervention and protectionism, changes in its labor market, and an unstable financial services sector. International trade, government support of the financial services sector and other troubled sectors, government policy, natural disasters and/or geopolitical developments could significantly affect the Japanese economy. A significant portion of Japan’s trade is conducted with developing nations and can be affected by conditions in these nations or by currency fluctuations. Japan is an island state with few natural resources and limited land area and is reliant on imports for its commodity needs. Any fluctuations or shortages in the commodity markets could have a negative impact on the Japanese economy.
Investments in the Middle East and Africa
Certain countries in the region are in early stages of development. As a result, there may be a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries. Brokers may be fewer in number and less well capitalized than brokers in more developed regions. Certain economies in the region depend to a significant degree upon exports of commodities and are vulnerable to changes in commodity prices, which in turn may be affected by a variety of factors. In addition, certain governments in the region have exercised substantial influence over the private sector, including ownership or control of companies. Governmental actions in the future could have a significant economic impact. Certain armed conflict, territorial disputes, historical animosities, regional instability, terrorist activities and religious, ethnic and/or socioeconomic unrest. Such developments could have a negative effect on economic growth and could result in significant disruptions in the securities markets, including securities held by a Fund. Certain Middle Eastern and African countries have currencies pegged to the U.S. dollar, which, if abandoned, could cause sudden and significant currency adjustments, which could impact the Fund’s investment returns in those countries. The legal systems, and the unpredictability thereof, in certain countries in the region also may have an adverse impact on the Fund and may expose the Fund to significant or unlimited liabilities. Investment in certain countries in the region by the Fund may be restricted or prohibited under applicable regulation, and the Fund, as a foreign investor, may be required to obtain approvals and may have to invest on less advantageous terms (including price) than nationals. A Fund’s investments in securities of a country in the region may be subject to economic sanctions or other government restrictions, which may negatively impact the value or liquidity of the Fund’s investments. Investments in the region may adversely impact the operations of the Fund through the delay of the Fund’s ability to exercise its rights as a security holder. Substantial limitations may exist in the region with respect to the Fund’s ability to repatriate investment income, capital gains or its investment. Securities which are subject to material legal restrictions on repatriation of assets will be considered illiquid securities by the Fund and subject to the limitations on illiquid investments.
Investments in Latin America
As an emerging market, Latin America has long suffered from political, economic, and social instability. For investors, this has meant additional risk caused by periods of regional conflict, political corruption, totalitarianism, protectionist measures, nationalization, hyperinflation, debt crises, sudden and large currency devaluation, and intervention by the military in civilian and economic spheres. However, much has changed in the past decade. Democracy is beginning to become well established in some countries. A move to a more mature and accountable political environment is well under way. Domestic economies have been deregulated, privatization of state-owned companies is almost completed and foreign
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trade restrictions have been relaxed. Nonetheless, to the extent that events such as those listed above continue in the future, they could reverse favorable trends toward market and economic reform, privatization, and removal of trade barriers, and result in significant disruption in securities markets in the region. Investors in the region continue to face a number of potential risks. Governments of many Latin American countries have exercised and continue to exercise substantial influence over many aspects of the private sector. Governmental actions in the future could have a significant effect on economic conditions in Latin American countries, which could affect the companies in which a Fund invests and, therefore, the value of Fund shares.
Certain Latin American countries may experience sudden and large adjustments in their currency which, in turn, can have a disruptive and negative effect on foreign investors. For example, in late 1994 the Mexican peso lost more than one-third of its value relative to the U.S. dollar. In 1999, the Brazilian real lost 30% of its value against the U.S. dollar. Certain Latin American countries may impose restrictions on the free conversion of their currency into foreign currencies, including the U.S. dollar. There is no significant foreign exchange market for many currencies and it would, as a result, be difficult for certain Funds to engage in foreign currency transactions designed to protect the value of the Funds’ interests in securities denominated in such currencies.
Almost all of the region’s economies have become highly dependent upon foreign credit and loans from external sources to fuel their state-sponsored economic plans. Government profligacy and ill-conceived plans for modernization have exhausted these resources with little benefit accruing to the economy and most countries have been forced to restructure their loans or risk default on their debt obligations. In addition, interest on the debt is subject to market conditions and may reach levels that would impair economic activity and create a difficult and costly environment for borrowers. Accordingly, these governments may be forced to reschedule or freeze their debt repayment, which could negatively affect the stock market. Latin American economies that depend on foreign credit and loans could fall into recession because of tighter international credit supplies due to the current global economic crisis.
Substantial limitations may exist in certain countries with respect to a Fund’s ability to repatriate investment income, capital or the proceeds of sales of securities. A Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments.
Certain Latin American countries have entered into regional trade agreements that are designed to, among other things, reduce barriers between countries, increase competition among companies and reduce government subsidies in certain industries. No assurance can be given that these changes will be successful in the long term, or that these changes will result in the economic stability intended. There is a possibility that these trade arrangements will not be fully implemented, or will be partially or completely unwound. It is also possible that a significant participant could choose to abandon a trade agreement, which could diminish its credibility and influence. Any of these occurrences could have adverse effects on the markets of both participating and non-participating countries, including sharp appreciation or depreciation of participants’ national currencies and a significant increase in exchange rate volatility, a resurgence in economic protectionism, an undermining of confidence in the Latin American markets, an undermining of Latin American economic stability, the collapse or slowdown of the drive towards Latin American economic unity, and/or reversion of the attempts to lower government debt and inflation rates that were introduced in anticipation of such trade agreements. Such developments could have an adverse impact on a Fund’s investments in Latin America generally or in specific countries participating in such trade agreements.
Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.
Investments in Russia
Investing in Russian securities is highly speculative and involves significant risks and special considerations not typically associated with investing in the securities markets of the U.S. and most other developed countries.
Over the past century, Russia has experienced political, social and economic turbulence and has endured decades of communist rule under which the property of tens of millions of its citizens was collectivized into state agricultural and industrial enterprises. Since the collapse of the Soviet Union, Russia’s government has been faced with the daunting task of stabilizing its domestic economy, while transforming it into a modern and efficient structure able to compete in international markets and respond to the needs of its citizens. However, to date, many of the country’s economic reform initiatives have
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floundered as the proceeds of International Monetary Fund and other economic assistance have been squandered or stolen. In this environment, there is always the risk that the nation’s government will abandon the current program of economic reform and replace it with radically different political and economic policies that would be detrimental to the interests of foreign investors. This could entail a return to a centrally planned economy and nationalization of private enterprises similar to what existed in the Soviet Union.
Many of Russia’s businesses have failed to mobilize the available factors of production because the country’s privatization program virtually ensured the predominance of the old management teams that are largely non-market-oriented in their management approach. Poor accounting standards, inept management, pervasive corruption, insider trading and crime, and inadequate regulatory protection for the rights of investors all pose a significant risk, particularly to foreign investors. In addition, there is the risk that the Russian tax system will not be reformed to prevent inconsistent, retroactive, and/or exorbitant taxation, or, in the alternative, the risk that a reformed tax system may result in the inconsistent and unpredictable enforcement of the new tax laws.
Compared to most national stock markets, the Russian securities market suffers from a variety of problems not encountered in more developed markets. There is little long-term historical data on the Russian securities market because it is relatively new and a substantial proportion of securities transactions in Russia are privately negotiated outside of stock exchanges. The inexperience of the Russian securities market and the limited volume of trading in securities in the market may make obtaining accurate prices on portfolio securities from independent sources more difficult than in more developed markets. Additionally, because of less stringent auditing and financial reporting standards that apply to companies operating in Russia, there is little solid corporate information available to investors. As a result, it may be difficult to assess the value or prospects of an investment in Russian companies. Stocks of Russian companies also may experience greater price volatility than stocks of U.S. companies.
Settlement, clearing and registration of securities transactions in Russia are subject to additional risks because of the recent formation of the Russian securities market, the underdeveloped state of the banking and telecommunications systems, and the overall legal and regulatory framework. Prior to 2013, there was no central registration system for equity share registration in Russia and registration was carried out by either the issuers themselves or by registrars located throughout Russia. Such registrars were not necessarily subject to effective state supervision nor were they licensed with any governmental entity, thereby increasing the risk that a Fund could lose ownership of its securities through fraud, negligence, or even mere oversight. With the implementation of the National Settlement Depository (“NSD”) in Russia as a recognized central securities depository, title to Russian equities is now based on the records of the Depository and not the registrars. Although the implementation of the NSD is generally expected to decrease the risk of loss in connection with recording and transferring title to securities, issues resulting in loss still might occur. In addition, issuers and registrars are still prominent in the validation and approval of documentation requirements for corporate action processing in Russia. Because the documentation requirements and approval criteria vary between registrars and/or issuers, there remain unclear and inconsistent market standards in the Russian market with respect to the completion and submission of corporate action elections. To the extent that a Fund suffers a loss relating to title or corporate actions relating to its portfolio securities, it may be difficult for the Fund to enforce its rights or otherwise remedy the loss.
The Russian economy is heavily dependent upon the export of a range of commodities including most industrial metals, forestry products, oil, and gas. Accordingly, it is strongly affected by international commodity prices and is particularly vulnerable to any weakening in global demand for these products.
Foreign investors also face a high degree of currency risk when investing in Russian securities and a lack of available currency hedging instruments. In a surprise move in August 1998, Russia devalued the ruble, defaulted on short-term domestic bonds, and imposed a moratorium on the repayment of its international debt and the restructuring of the repayment terms. These actions have negatively affected Russian borrowers’ ability to access international capital markets and have had a damaging impact on the Russian economy. In light of these and other government actions, foreign investors face the possibility of further devaluations. In addition, there is a risk that the government may impose capital controls on foreign portfolio investments in the event of extreme financial or political crisis. Such capital controls would prevent the sale of a portfolio of foreign assets and the repatriation of investment income and capital. The current economic turmoil in Russia and the effects on the current global economic crisis on the Russian economy may cause flight from the Russian ruble into U.S. dollars and other currencies, which could force the Russian central bank to spend reserves to maintain the value of the ruble. If the Russian central bank falters in its defense of the ruble, there could be additional pressure on Russia’s banks and its currency.
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The United States may impose economic sanctions against companies in various sectors of the Russian economy, including, but not limited to, the financial services, energy, metals and mining, engineering, and defense and defense-related materials sectors. These sanctions, if imposed, could impair a Fund’s ability to invest in securities it views as attractive investment opportunities. For example, a Fund may be prohibited from investing in securities issued by companies subject to such sanctions. In addition, the sanctions may require a Fund to freeze its existing investments in Russian companies, prohibiting the Fund from selling or otherwise transacting in these investments. This could impact a Fund’s ability to sell securities or other financial instruments as needed to meet shareholder redemptions.
Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.
RISK MANAGEMENT
Each Fund may employ non-hedging risk management techniques. Risk management strategies are used to keep the Funds fully invested and to reduce the transaction costs associated with cash flows into and out of a Fund. The Funds use a wide variety of instruments and strategies for risk management and the examples below are not meant to be exhaustive.
Examples of risk management strategies include synthetically altering the duration of a portfolio or the mix of securities in a portfolio. For example, if the Adviser wishes to extend maturities in a fixed income portfolio in order to take advantage of an anticipated decline in interest rates, but does not wish to purchase the underlying long-term securities, it might cause a Fund to purchase futures contracts on long term debt securities. Likewise, if the Adviser wishes to gain exposure to an instrument but does not wish to purchase the instrument it may use swaps and related instruments. Similarly, if the Adviser wishes to decrease exposure to fixed income securities or purchase equities, it could cause the Fund to sell futures contracts on debt securities and purchase futures contracts on a stock index. Such non-hedging risk management techniques involve leverage, and thus, present, as do all leveraged transactions, the possibility of losses as well as gains that are greater than if these techniques involved the purchase and sale of the securities themselves rather than their synthetic derivatives.
SPECIAL FACTORS AFFECTING CERTAIN FUNDS
In addition to the investment strategies and policies described above, certain Funds may employ other investment strategies and policies, or similar strategies and policies to a greater extent, and, therefore, may be subject to additional risks or similar risks to a greater extent. For instance, certain Funds which invest in certain state specific securities may be subject to special considerations regarding such investments. For a description of such additional investment strategies and policies as well as corresponding risks for such Funds, see Part I of this SAI.
RISK RELATED TO MANAGEMENT OF CERTAIN SIMILAR FUNDS
The name, investment objective and policies of certain Funds are similar to other funds advised by the adviser or its affiliates. However, the investment results of the Fund may be higher or lower than, and there is no guarantee that the investment results of the Fund will be comparable to, any other of the funds.
DIVERSIFICATION
Certain Funds are diversified funds and as such intend to meet the diversification requirements of the 1940 Act. Please refer to the Funds’ Prospectuses for information about whether a Fund is a diversified or non-diversified Fund. Current 1940 Act diversification requirements require that with respect to 75% of the assets of a Fund, the Fund may not invest more than 5% of its total assets in the securities of any one issuer or own more than 10% of the outstanding voting securities of any one issuer, except cash or cash items, obligations of the U.S. government, its agencies and instrumentalities, and securities of other investment companies. As for the other 25% of a Fund’s assets not subject to the limitation described above, there is no limitation on investment of these assets under the 1940 Act, so that all of such assets may be invested in securities of any one issuer. Investments not subject to the limitations described above could involve an increased risk to a Fund should an issuer be unable to make interest or principal payments or should the market value of such securities decline.
Each of the Money Market Funds intends to comply with the diversification requirements imposed by Rule 2a-7 of the 1940 Act.
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Certain other Funds are registered as non-diversified investment companies. A Fund is considered “non-diversified” because a relatively high percentage of the Fund’s assets may be invested in the securities of a single issuer or a limited number of issuers, primarily within the same economic sector. A non-diversified Fund’s portfolio securities, therefore, may be more susceptible to any single economic, political, or regulatory occurrence than the portfolio securities of a more diversified investment company.
Regardless of whether a Fund is diversified under the 1940 Act, all of the Funds will comply with the diversification requirements imposed by the Code for qualification as a regulated investment company. See “Distributions and Tax Matters.”
DISTRIBUTIONS AND TAX MATTERS
The following discussion is a brief summary of some of the important federal (and, where noted, state) income tax consequences affecting each Fund and its shareholders. There may be other tax considerations applicable to particular shareholders. Except as otherwise noted in a Fund’s Prospectus, the Funds are not intended for foreign shareholders. As a result, this section does not address in detail the tax consequences affecting any shareholder who, as to the U.S., is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership. This section is based on the Code, the regulations thereunder, published rulings and court decisions, all as currently in effect. These laws are subject to change, possibly on a retroactive basis. The following tax discussion is very general; therefore, prospective investors are urged to consult their tax advisors about the impact an investment in a Fund may have on their own tax situations and the possible application of foreign, state and local law.
Each Fund generally will be treated as a separate entity for federal income tax purposes, and thus the provisions of the Code generally will be applied to each Fund separately. Net long-term and short-term capital gain, net income and operating expenses therefore will be determined separately for each Fund.
Special tax rules apply to investments held through defined contribution plans and other tax-qualified plans. Shareholders should consult their tax advisors to determine the suitability of shares of the Fund as an investment through such plans.
Qualification as a Regulated Investment Company
Each Fund intends to elect to be treated and qualify each year as a regulated investment company under Subchapter M of the Code. In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, each Fund must, among other things:
(a)	derive at least 90% of its gross income for each taxable year from (i) dividends, interest, payments with respect to certain securities loans, and gain from the sale or other disposition of stock, securities, or foreign currencies, or other income (including, but not limited to, gain from options, swaps, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies and (ii) net income derived from interests in “qualified publicly traded partnerships” (“QPTPs”, defined below);
(b)	diversify its holdings so that, at the end of each quarter of the Fund’s taxable year, (i) at least 50% of the market value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, securities of other regulated investment companies, and other securities, limited in respect of any one issuer to an amount not greater than 5% of the value of the Fund’s total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets is invested (x) in the securities (other than cash or cash items, or securities issued by the U.S. government or other regulated investment companies) of any one issuer or of two or more issuers that the Fund controls and that are engaged in the same, similar, or related trades or businesses, or (y) in the securities of one or more QPTPs. In the case of a Fund’s investments in loan participations, the Fund shall treat both the financial intermediary and the issuer of the underlying loan as an issuer for the purposes of meeting this diversification requirement; and
(c)	distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code, without regard to the deduction for dividends paid — generally, taxable ordinary income and any excess of net short-term capital gain over net long-term capital loss) and net tax-exempt interest income, for such taxable year.
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In general, for purposes of the 90% gross income requirement described in paragraph (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the regulated investment company. However, 100% of the net income derived from an interest in a “qualified publicly traded partnership” (defined as a partnership (x) interests in which are traded on an established securities markets or readily tradable on a secondary market as the substantial equivalents thereof, (y) that derives at least 90% of its income from passive income sources defined in Section 7704(d) of the Code, and (z) that derives less than 90% of its income from the qualifying income described in (a)(i) above) will be treated as qualifying income. Although income from a QPTP is qualifying income, as discussed above, investments in QPTPs cannot exceed 25% of the Fund’s assets. In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a QPTP.
Gains from foreign currencies (including foreign currency options, foreign currency swaps, foreign currency futures and foreign currency forward contracts) currently constitute qualifying income for purposes of the 90% test, described in paragraph (a) above. However, the Treasury Department has the authority to issue regulations (possibly with retroactive effect) excluding from the definition of “qualifying income” a fund’s foreign currency gains to the extent that such income is not directly related to the fund’s principal business of investing in stock or securities.
For purposes of paragraph (b) above, the term “outstanding voting securities of such issuer” will include the equity securities of a QPTP. A Fund’s investment in MLPs may qualify as an investment in (1) a QPTP, (2) a “regular” partnership, (3) a “passive foreign investment company” (a “PFIC”) or (4) a corporation for U.S. federal income tax purposes. The treatment of particular MLPs for U.S. federal income tax purposes will affect the extent to which a Fund can invest in MLPs. The U.S. federal income tax consequences of a Fund’s investments in “PFICs” and “regular” partnerships are discussed in greater detail below.
If a Fund qualifies for a taxable year as a regulated investment company that is accorded special tax treatment, the Fund will not be subject to federal income tax on income distributed in a timely manner to its shareholders in the form of dividends (including Capital Gain Dividends, defined below). If a Fund were to fail to qualify as a regulated investment company accorded special tax treatment in any taxable year, the Fund would be subject to taxation on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gain, would be taxable to shareholders as ordinary income. Some portions of such distributions may be eligible for the dividends-received deduction in the case of corporate shareholders and for treatment as qualified dividend income in the case of individual shareholders. In addition, the Fund could be required to recognize unrealized gain, pay substantial taxes and interest, and make substantial distributions before re-qualifying as a regulated investment company that is accorded special tax treatment.
Each Fund intends to distribute at least annually to its shareholders all or substantially all of its investment company taxable income (computed without regard to the dividends-paid deduction) and may distribute its net capital gain (that is the excess of net long-term capital gain over net short-term capital loss). Investment company taxable income which is retained by a Fund will be subject to tax at regular corporate tax rates. A Fund might also retain for investment its net capital gain. If a Fund does retain such net capital gain, such gain will be subject to tax at regular corporate rates on the amount retained, but the Fund may designate the retained amount as undistributed capital gain in a notice to its shareholders who (i) will be required to include in income for federal income tax purposes, as long-term capital gain, their respective shares of the undistributed amount, and (ii) will be entitled to credit their respective shares of the tax paid by the Fund on such undistributed amount against their federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. For federal income tax purposes, the tax basis of shares owned by a shareholder of a Fund will be increased by an amount equal under current law to the difference between the amount of undistributed capital gain included in the shareholder’s gross income and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence.
In determining its net capital gain, including in connection with determining the amount available to support a Capital Gain Dividend, its taxable income and its earnings and profits, a Fund may elect to treat part or all of any post-October capital loss (defined as the greatest of net capital loss, net long-term capital loss, or net short-term capital loss, in each case attributable to the portion of the taxable year after October 31) or late-year ordinary loss (generally, (i) net ordinary loss from the sale, exchange or other taxable disposition of property, attributable to the portion of the taxable year after October 31, plus (ii) other net ordinary loss attributable to the portion of the taxable year after December 31) as if incurred in the succeeding taxable year.
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Excise Tax on Regulated Investment Companies
If a Fund fails to distribute in a calendar year an amount at least equal to the sum of 98% of its ordinary income (taking into account certain deferrals and elections) for such year and 98.2% of its capital gain net income (adjusted for certain ordinary losses) for the one-year period ending October 31 (or later if the Fund is permitted to elect and so elects), plus any retained amount from the prior year, the Fund will be subject to a nondeductible 4% excise tax on the undistributed amounts. The Funds intend to make distributions sufficient to avoid imposition of the 4% excise tax, although each Fund reserves the right to pay an excise tax rather than make an additional distribution when circumstances warrant (e.g., the excise tax amount is deemed by a Fund to be de minimis). Certain derivative instruments give rise to ordinary income and loss. If a Fund has a taxable year that begins in one calendar year and ends in the next calendar year, the Fund will be required to make this excise tax distribution during its taxable year. There is a risk that a Fund could recognize income prior to making this excise tax distribution and could recognize losses after making this distribution. As a result, all or a portion of an excise tax distribution could constitute a return of capital (see discussion below).
Fund Distributions
The Funds anticipate distributing substantially all of their net investment income for each taxable year. Distributions are taxable to shareholders even if they are paid from income or gain earned by the Fund before a shareholder’s investment (and thus were included in the price the shareholder paid). Distributions are taxable whether shareholders receive them in cash or reinvest them in additional shares. A shareholder whose distributions are reinvested in shares will be treated as having received a dividend equal to the amount of cash that the shareholder would have received if such shareholder had elected to receive the distribution in cash.
Dividends and distributions on a Fund’s shares generally are subject to federal income tax as described herein to the extent they do not exceed the Fund’s realized income and gains, even though such dividends and distributions may represent economically a return of a particular shareholder’s investment. Such dividends and distributions are likely to occur in respect of shares purchased at a time when the Fund’s net asset value reflects gains that are either (i) unrealized, or (ii) realized but not distributed.
For federal income tax purposes, distributions of net investment income generally are taxable as ordinary income. Taxes on distributions of capital gain are determined by how long a Fund owned the investment that generated it, rather than how long a shareholder may have owned shares in the Fund. Distributions of net capital gain from the sale of investments that a Fund owned for more than one year and that are properly designated by the Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable as long-term capital gain. Distributions of capital gain generally are made after applying any available capital loss carryovers. The maximum individual rate applicable to long-term capital gains is either 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts. A distribution of gain from the sale of investments that a Fund owned for one year or less will be taxable as ordinary income. Distributions attributable to gain from the sale of MLPs that is characterized as ordinary income under the Code’s recapture provisions will be taxable as ordinary income.
Distributions of investment income designated by a Fund as derived from “qualified dividend income” will be taxed in the hands of individuals at the rates applicable to long-term capital gain. In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, the Fund must meet certain holding-period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio, and the shareholder must meet certain holding-period and other requirements with respect to the Fund’s shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (i) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (ii) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (iii) if the recipient elects to have the dividend income treated as investment interest for purposes of the limitation on deductibility of investment interest, or (iv) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the U.S. (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the U.S.) or (b) treated as a PFIC.
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In general, distributions of investment income designated by a Fund as derived from qualified dividend income will be treated as qualified dividend income by a non-corporate taxable shareholder so long as the shareholder meets the holding period and other requirements described above with respect to the Fund’s shares. In any event, if the qualified dividend income received by each Fund during any taxable year is equal to or greater than 95% of its “gross income”, then 100% of the Fund’s dividends (other than dividends that are properly designated as Capital Gain Dividends) will be eligible to be treated as qualified dividend income. For this purpose, the only gain included in the term “gross income” is the excess of net short-term capital gain over net long-term capital loss.
If a Fund receives dividends from an underlying fund, and the underlying fund designates such dividends as “qualified dividend income,” then the Fund may, in turn, designate a portion of its distributions as “qualified dividend income” as well, provided the Fund meets the holding-period and other requirements with respect to shares of the underlying fund.
Any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term capital loss to the extent of any Capital Gain Dividends received by the shareholder with respect to those shares. All or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed if other shares of such Fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.
A distribution paid to shareholders by a Fund in January of a year generally is deemed to have been received by shareholders on December 31 of the preceding year, if the distribution was declared and payable to shareholders of record on a date in October, November, or December of that preceding year. The Funds will provide federal tax information annually, including information about dividends and distributions paid during the preceding year to taxable investors and others requesting such information.
If a Fund makes a distribution to its shareholders in excess of its current and accumulated “earnings and profits” in any taxable year, the excess distribution will be treated as a return of capital to the extent of each shareholder’s basis (for tax purposes) in its shares, and any distribution in excess of basis will be treated as capital gain. A return of capital is not taxable, but it reduces the shareholder’s basis in its shares, which reduces the loss (or increases the gain) on a subsequent taxable disposition by such shareholder of the shares.
Dividends of net investment income received by corporate shareholders (other than shareholders that are S corporations) of a Fund will qualify for the 70% dividends-received deduction generally available to corporations to the extent of the amount of qualifying dividends received by the Fund from domestic corporations for the taxable year. A dividend received by a Fund will not be treated as a qualifying dividend (1) if the stock on which the dividend is paid is considered to be “debt-financed” (generally, acquired with borrowed funds), (2) if it has been received with respect to any share of stock that the Fund has held less than 46 days (91 days in the case of certain preferred stock) during the 91-day period beginning on the date which is 45 days before the date on which such share becomes ex-dividend with respect to such dividend (during the 181-day period beginning 90 days before such date in the case of certain preferred stock) or (3) to the extent that the Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. Moreover, the dividends-received deduction may be disallowed or reduced (1) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of a Fund or (2) by application of the Code. However, any distributions received by a Fund from REITs and PFICs will not qualify for the corporate dividends-received deduction.
An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares, but excluding any exempt interest dividends from a Fund) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.
Sale or Redemption of Shares
The sale, exchange, or redemption of Fund shares may give rise to a gain or loss. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of the Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for more than one year. However, any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on (or undistributed capital gains credited with respect to) such shares. Additionally, any loss
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realized upon the sale or exchange of Fund shares with a tax holding period of six months or less may be disallowed to the extent of any distributions treated as exempt interest dividends with respect to such shares. The maximum individual rate applicable to long-term capital gains is either 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts. Capital gain of a corporate shareholder is taxed at the same rate as ordinary income.
With respect to the Prime Money Market Fund, shareholders may elect to adopt a simplified “NAV method” for computing gains and losses from taxable sales, exchanges or redemptions of Fund shares. Under the NAV method, rather than computing gain or loss separately for each taxable disposition of Fund shares as described above, a shareholder would determine gain or loss based on the change in the aggregate value of the shareholder’s Fund shares during a computation period (which could be the shareholder’s taxable year or certain shorter periods), reduced by the shareholder’s net investment (purchases minus taxable sales, exchanges, or redemptions or exchanges) in those Fund shares during that period. Under the NAV method, if a shareholder holds the shares as a capital asset, any resulting net gain or loss would be treated as short-term capital gain or loss.
Fund Investments
Certain investments of the Funds, including transactions in options, swaptions, futures contracts, forward contracts, straddles, swaps, short sales, foreign currencies, inflation-linked securities and foreign securities, including for hedging purposes, will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale and short sale rules). In a given case, these rules may accelerate income to a Fund, defer losses to a Fund, cause adjustments in the holding periods of a Fund’s securities, convert long-term capital gain into short-term capital gain, convert short-term capital losses into long-term capital loss, or otherwise affect the character of a Fund’s income. These rules could therefore affect the amount, timing and character of distributions to shareholders and cause differences between a Fund’s book income and its taxable income. If a Fund’s book income exceeds its taxable income, the distribution (if any) of such excess generally will be treated as (i) a dividend to the extent of the Fund’s remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in its shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset. If a Fund’s book income is less than taxable income, the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment. Income earned as a result of these transactions would, in general, not be eligible for the dividends-received deduction or for treatment as exempt-interest dividends when distributed to shareholders. The Funds will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interest of each Fund and its shareholders.
The Fund’s participation in loans of securities may affect the amount, timing, and character of distributions to shareholders. With respect to any security subject to a securities loan, any (i) amounts received by the Fund in place of dividends earned on the security during the period that such security was not directly held by the Fund will not give rise to qualified dividend income and (ii) withholding taxes accrued on dividends during the period that such security was not directly held by the Fund will not qualify as a foreign tax paid by the Fund and therefore cannot be passed through to shareholders even if the Fund meets the requirements described in “Foreign Taxes,” below.
Certain debt securities purchased by the Funds are sold at an original issue discount and thus do not make periodic cash interest payments. Similarly, zero-coupon bonds do not make periodic interest payments. Generally, the amount of the original issue discount is treated as interest income and is included in taxable income (and required to be distributed) over the term of the debt security even though payment of that amount is not received until a later time, usually when the debt security matures. In addition, payment-in-kind securities will give rise to income that is required to be distributed and is taxable even though the Fund holding the security receives no interest payment in cash on the security during the year. Because each Fund distributes substantially all of its net investment income to its shareholders (including such imputed interest), a Fund may have to sell portfolio securities in order to generate the cash necessary for the required distributions. Such sales may occur at a time when the Adviser would not otherwise have chosen to sell such securities and may result in a taxable gain or loss. Some of the Funds may invest in inflation-linked debt securities. Any increase in the principal amount of an inflation-linked debt security will be original issue discount, which is taxable as ordinary income and is required to be distributed, even though the Fund will not receive the principal, including any increase thereto, until maturity. A Fund investing in such securities may be required to liquidate other investments, including at times when it is not advantageous to do so, in order to satisfy its distribution requirements and to eliminate any possible taxation at the Fund level. Certain debt securities that may be acquired by a Fund in the secondary market
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may be treated as having market discount. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the “accrued market discount” on such debt security. Market discount generally accrues in equal daily installments. A Fund may make one or more of the elections applicable to debt securities having market discount, which could affect the character and timing of recognition of income.
A Fund may invest to a significant extent in debt obligations that are in the lowest rated categories (or are unrated), including debt obligations of issuers that are not currently paying interest or that are in default. Investments in debt obligations that are at risk of being in default (or are presently in default) present special tax issues for a Fund. Tax rules are not entirely clear about issues such as when a Fund may cease to accrue interest, original issue discount or market discount, when and to what extent deductions may be taken for bad debts or worthless securities and how payments received on obligations in default should be allocated between principal and income. These and other related issues will be addressed by each Fund when, as and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a regulated investment company and does not become subject to U.S. federal income taxation or any excise tax.
Transactions of certain Funds in foreign currencies, foreign currency denominated debt securities and certain foreign currency options, future contracts and forward contracts (and similar instruments) may accelerate income recognition and result in ordinary income or loss to a Fund for federal income tax purposes which will be taxable to the shareholders as such when it is distributed to them.
Special tax considerations apply if a Fund invests in investment companies that are taxable as partnerships for federal income tax purposes. In general, the Fund will not recognize income earned by such an investment company until the close of the investment company’s taxable year. But the Fund will recognize such income as it is earned by the investment company for purposes of determining whether it is subject to the 4% excise tax. Therefore, if the Fund and such an investment company have different taxable years, the Fund may be compelled to make distributions in excess of the income recognized from such an investment company in order to avoid the imposition of the 4% excise tax. A Fund’s receipt of a non-liquidating cash distribution from an investment company taxable as a partnership generally will result in recognized gain (but not loss) only to the extent that the amount of the distribution exceeds the Fund’s adjusted basis in shares of such investment company before the distribution. A Fund that receives a liquidating cash distribution from an investment company taxable as a partnership will recognize capital gain or loss to the extent of the difference between the proceeds received by the Fund and the Fund’s adjusted tax basis in shares of such investment company; however, the Fund will recognize ordinary income, rather than capital gain, to the extent that the Fund’s allocable share of “unrealized receivables” (including any accrued but untaxed market discount) exceeds the shareholder’s share of the basis in those unrealized receivables.
Some amounts received by each Fund with respect to its investments in MLPs will likely be treated as a return of capital because of accelerated deductions available with respect to the activities of such MLPs. On the disposition of an investment in such an MLP, the Fund will likely realize taxable income in excess of economic gain with respect to that asset (or, if the Fund does not dispose of the MLP, the Fund likely will realize taxable income in excess of cash flow with respect to the MLP in a later period), and the Fund must take such income into account in determining whether the Fund has satisfied its distribution requirements. The Fund may have to borrow or liquidate securities to satisfy its distribution requirements and to meet its redemption requests, even though investment considerations might otherwise make it undesirable for the Fund to sell securities or borrow money at such time.
Some of the Funds may invest in REITs. Such investments in REIT equity securities may require a Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. A Fund’s investments in REIT equity securities may at other times result in the Fund’s receipt of cash in excess of the REIT’s earnings; if the Fund distributes such amounts, such distribution could constitute a return of capital to Fund shareholders for federal income tax purposes. Dividends received by a Fund from a REIT generally will not constitute qualified dividend income.
A Fund might invest directly or indirectly in residual interests in real estate mortgage investment conduits (“REMICs”) or equity interests in taxable mortgage pools (“TMPS”). Under a notice issued by the IRS in October 2006 and Treasury regulations that have not yet been issued (but may apply with retroactive effect) a portion of a Fund’s income from a REIT that is attributable to the REIT’s residual
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interest in a REMIC or a TMP (referred to in the Code as an “excess inclusion”) will be subject to federal income taxation in all events. This notice also provides, and the regulations are expected to provide, that excess inclusion income of a regulated investment company, such as each of the Funds, will generally be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC or TMP residual interest directly.
In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions) and (ii) will constitute unrelated business taxable income (“UBTI”) to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income. In addition, because the Code provides that excess inclusion income is ineligible for treaty benefits, a regulated investment company must withhold tax on excess inclusions attributable to its foreign shareholders at a 30% rate of withholding, regardless of any treaty benefits for which a shareholder is otherwise eligible.
Any investment in residual interests of a CMO that has elected to be treated as a REMIC can create complex tax problems, especially if the Fund has state or local governments or other tax-exempt organizations as shareholders. Under current law, the Fund serves to block UBTI from being realized by its tax-exempt shareholders. Notwithstanding the foregoing, a tax-exempt shareholder will recognize UBTI by virtue of its investment in the Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Section 514(b) of the Code. Furthermore, a tax-exempt shareholder may recognize UBTI if the Fund recognizes “excess inclusion income” derived from direct or indirect investments in REMIC residual interests or TMPs if the amount of such income recognized by the Fund exceeds the Fund’s investment company taxable income (after taking into account deductions for dividends paid by the Fund).
In addition, special tax consequences apply to charitable remainder trusts (“CRTs”) that invest in regulated investment companies that invest directly or indirectly in residual interests in REMICs or in TMPs. Under legislation enacted in December 2006, a CRT, as defined in Section 664 of the Code, that realizes UBTI for a taxable year must pay an excise tax annually of an amount equal to such UBTI. Under IRS guidance issued in October 2006, a CRT will not recognize UBTI solely as a result of investing in a Fund that recognizes “excess inclusion income.” Rather, if at any time during any taxable year a CRT (or one of certain other tax-exempt shareholders, such as the U.S., a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a share in a Fund that recognizes “excess inclusion income,” then the Fund will be subject to a tax on that portion of its “excess inclusion income” for the taxable year that is allocable to such shareholders at the highest federal corporate income tax rate. The extent to which this IRS guidance remains applicable in light of the December 2006 legislation is unclear. To the extent permitted under the 1940 Act, each Fund may elect to specially allocate any such tax to the applicable CRT, or other shareholder, and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in the Fund. The Funds have not yet determined whether such an election will be made. CRTs are urged to consult their tax advisors concerning the consequences of investing in a Fund.
If a Fund invests in PFICs, certain special tax consequences may apply. A PFIC is any foreign corporation in which (i) 75% or more of the gross income for the taxable year is passive income, or (ii) the average percentage of the assets (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50%. Generally, passive income for this purpose includes dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gains over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons. A Fund’s investments in certain PFICs could subject the Fund to a U.S. federal income tax (including interest charges) on distributions received from the company or on proceeds received from the disposition of shares in the company. This tax cannot be eliminated by making distributions to Fund shareholders. In addition, certain interest charges may be imposed on the Fund as a result of such distributions.
If a Fund is in a position to treat a PFIC as a “qualified electing fund” (“QEF”), the Fund will be required to include in its gross income its share of the company’s income and net capital gain annually, regardless of whether it receives any distributions from the company. Alternately, a Fund may make an election to mark the gains (and to a limited extent losses) in such holdings “to the market” as though it had sold and repurchased its holdings in those PFICs on the last day of the Fund’s taxable year. Such gain and
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loss are treated as ordinary income and loss. The QEF and mark-to-market elections may have the effect of accelerating the recognition of income (without the receipt of cash) and increasing the amount required to be distributed by the Fund to avoid taxation. Making either of these elections, therefore, may require the Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Fund’s total return. A Fund that invests indirectly in PFICs by virtue of the Fund’s investment in other investment companies that qualify as “U.S. persons” within the meaning of the Code may not make a QEF election; rather, such underlying investment companies investing directly in the PFICs would decide whether to make such election. Dividends paid by PFICs will not be eligible to be treated as “qualified dividend income.”
Certain Funds have wholly-owned subsidiaries organized under the laws of the Cayman Islands, which are classified as corporations for U.S. federal income tax purposes (each, a “Subsidiary”). With respect to such Funds, a Fund may invest a portion of its assets in its Subsidiary. A foreign corporation, such as a Subsidiary, will generally not be subject to U.S. federal income taxation unless it is deemed to be engaged in a U.S. trade or business. It is expected that each Subsidiary will conduct its activities in a manner so as to meet the requirements of a safe harbor provided under Section 864(b)(2) of the Code under which the Subsidiary may engage in trading in stocks or securities or certain commodities without being deemed to be engaged in a U.S. trade or business. However, if certain of a Subsidiary’s activities were determined not to be of the type described in the safe harbor (which is not expected), then the activities of the Subsidiary may constitute a U.S. trade or business, and subject to U.S. taxation as such.
In general, a foreign corporation, such as a Subsidiary, that does not conduct a U.S. trade or business is nonetheless subject to tax at a flat rate of 30 percent (or lower tax treaty rate), generally payable through withholding, on the gross amount of certain U.S.-source income that is not effectively connected with a U.S. trade or business. There is presently no tax treaty in force between the U.S. and the Cayman Islands that would reduce this rate of withholding tax. It is not expected that a Subsidiary will derive meaningful income subject to such withholding tax.
Each Subsidiary will be treated as a controlled foreign corporation (“CFC”) and the Fund investing in its Subsidiary will be treated as a “U.S. shareholder” of that Subsidiary. As a result, a Fund will be required to include in gross income for U.S. federal income tax purposes all of its Subsidiary’s “subpart F income,” whether or not such income is distributed by the Subsidiary. It is expected that all of the Subsidiary’s income will be “subpart F income.” A Fund’s recognition of its Subsidiary’s “subpart F income” will increase the Fund’s tax basis in the Subsidiary. Distributions by the Subsidiary to a Fund will be tax-free, to the extent of its previously undistributed “subpart F income,” and will correspondingly reduce the Fund’s tax basis in the Subsidiary. “Subpart F income” is generally treated as ordinary income, regardless of the character of the Subsidiary’s underlying income. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by a Fund and such loss cannot be carried forward to offset taxable income of a Fund or the Subsidiary in future periods. The IRS recently issued proposed regulations that, if finalized, would generally treat a Fund’s income inclusion with respect to a Subsidiary as qualifying income only if there is a distribution out of the earnings and profits of the Subsidiary that are attributable to such income inclusion. The proposed regulations, if adopted, would apply to the Fund’s taxable years beginning on or after 90 days after the regulations are published as final.
The ability of a Fund to invest directly in commodities, and in certain commodity-related securities and other instruments, is subject to significant limitations in order to enable a Fund to maintain its status as a regulated investment company under the Code.
Investment in Other Funds
If a Fund invests in shares of other mutual funds, ETFs or other companies that are taxable as regulated investment companies, as well as certain investments in REITs (collectively, “underlying funds”), its distributable income and gains will normally consist, in part, of distributions from the underlying funds and gains and losses on the disposition of shares of the underlying funds. To the extent that an underlying fund realizes net losses on its investments for a given taxable year, the Fund will not be able to recognize its share of those losses (so as to offset distributions of net income or capital gains from other underlying funds) until it disposes of shares of the underlying fund. Moreover, even when the Fund does make such a disposition, a portion of its loss may be recognized as a long-term capital loss, which will not be treated as favorably for federal income tax purposes as a short-term capital loss or an ordinary deduction. In particular, the Fund will not be able to offset any capital losses from its dispositions of underlying fund shares against its ordinary income (including distributions of any net short-term capital gain realized by an underlying fund).
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In addition, in certain circumstances, the “wash sale” rules under Section 1091 of the Code may apply to a Fund’s sales of underlying fund shares that have generated losses. A wash sale occurs if shares of an underlying fund are sold by the Fund at a loss and the Fund acquires substantially identical shares of that same underlying fund 30 days before or after the date of the sale. The wash-sale rules could defer losses in the Fund’s hands on sales of underlying fund shares (to the extent such sales are wash sales) for extended (and, in certain cases, potentially indefinite) periods of time.
As a result of the foregoing rules, and certain other special rules, the amount of net investment income and net capital gain that each Fund will be required to distribute to shareholders may be greater than what such amounts would have been had the Fund directly invested in the securities held by the underlying funds, rather than investing in shares of the underlying funds. For similar reasons, the character of distributions from the Fund (e.g., long-term capital gain, exempt interest, eligibility for dividends-received deduction, etc.) will not necessarily be the same as it would have been had the Fund invested directly in the securities held by the underlying funds.
If a Fund received dividends from an underlying fund that qualifies as a regulated investment company, and the underlying fund designates such dividends as “qualified dividend income”, then the Fund is permitted in turn to designate a portion of its distributions as “qualified dividend income”, provided the Fund meets holding period and other requirements with respect to shares of the underlying fund.
Depending on a Fund’s percentage ownership in an underlying fund, both before and after a redemption, a redemption of shares of an underlying fund by a Fund may cause the Fund to be treated as receiving a Section 301 distribution taxable as a dividend under Section 307 of the Code, to the extent of its allocable shares of earnings and profits, on the full amount of the distribution instead of receiving capital gain income on the shares of the underlying fund. Such a distribution may be treated as qualified dividend income and thus eligible to be taxed at the rates applicable to long-term capital gain. If qualified dividend income treatment is not available, the distribution may be taxed as ordinary income. This could cause shareholders of the Fund to recognize higher amounts of ordinary income than if the shareholders had held the shares of the underlying funds directly.
A Fund may elect to pass through to shareholders foreign tax credits from an underlying fund and exempt-interest dividends from an underlying fund, provided that at least 50% of the Fund’s total assets are invested in other regulated investment companies at the end of each quarter of the taxable year.
Backup Withholding
Each Fund generally is required to backup withhold and remit to the U.S. Treasury a percentage of the taxable dividends and other distributions paid to, and the proceeds of share sales, exchanges, or redemptions made by, any individual shareholder who fails to properly furnish the Fund with a correct taxpayer identification number (“TIN”), who has under-reported dividend or interest income, or who fails to certify to the Fund that he or she is not subject to backup withholding. The backup withholding rules may also apply to distributions that are properly designated as exempt-interest dividends. The backup withholding tax rate is 28%.
Foreign Shareholders
Shares of the Funds have not been registered for sale outside of the United States. This SAI is not intended for distribution to prospective investors outside of the United States. The Funds generally do not market or sell shares to investors domiciled outside of the United States, even, with regard to individuals, if they are citizens or lawful permanent residents of the United States.
Distributions properly designated as Capital Gain Dividends and exempt-interest dividends generally will not be subject to withholding of federal income tax. However, exempt-interest dividends may be subject to backup withholding (as discussed above). In general, dividends other than Capital Gain Dividends and exempt-interest dividends paid by a Fund to a shareholder that is not a “U.S. person” within the meaning of the Code (a “foreign person”) are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding. However, the Fund will not be required to withhold any amounts (i) with respect to distributions (other than distributions to a foreign person (w) that has not provided a satisfactory statement that the beneficial owner is not a U.S. person, (x) to the extent that the dividend is attributable to certain interest on an obligation if the foreign person is the issuer or is a 10% shareholder of the issuer, (y) that is within certain foreign countries that have inadequate information
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exchange with the United States, or (z) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign person and the foreign person is a controlled foreign corporation) from U.S.-source interest income of types similar to those not subject to U.S. federal income tax if earned directly by an individual foreign person, to the extent such distributions are properly designated by the Fund (“interest-related dividends”), and (ii) with respect to distributions (other than (a) distributions to an individual foreign person who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution and (b) distributions subject to special rules regarding the disposition of U.S. real property interests (as described below)) of net short-term capital gains in excess of net long-term capital losses to the extent such distributions are properly designated by the Fund (“short-term capital gain dividends”). Depending on the circumstances, a Fund may make designations of interest-related and/or short-term capital gain dividends with respect to all, some or none of its potentially eligible dividends and/or treat such dividends, in whole or in part, as ineligible for these exemptions from withholding. In the case of shares held through an intermediary, the intermediary may withhold even if a Fund makes a designation with respect to a payment. Foreign persons should contact their intermediaries regarding the application of these rules to their accounts.
A beneficial holder of shares who is a foreign person is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of the Fund or on Capital Gain Dividends or exempt-interest dividends unless (i) such gain or dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States or (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or the receipt of the Capital Gain Dividend and certain other conditions are met or (iii) the shares constitute “U.S. real property interests” (“USRPIs”) or the Capital Gain Dividends are attributable to gains from the sale or exchange of USRPIs in accordance with the rules set forth below.
Special rules apply to distributions to foreign shareholders from a Fund that is either a “U.S. real property holding corporation” (“USRPHC”) or would be a USRPHC but for the operation of the exceptions to the definition thereof described below. Additionally, special rules apply to the sale of shares in a Fund that is a USRPHC. Very generally, a USRPHC is a domestic corporation that holds U.S. real property interests (“USRPIs”) — USRPIs are defined as any interest in U.S. real property or any equity interest in a USRPHC — the fair market value of which equals or exceeds 50% of the sum of the fair market values of the corporation’s USRPIs, interests in real property located outside the United States and certain other assets. A Fund that holds (directly or indirectly) significant interests in REITs may be a USRPHC. The special rules discussed in the next paragraph will also generally apply to distributions from a Fund that would be a USRPHC absent exclusions from USRPI treatment for interests in domestically controlled REITs or regulated investment companies and not-greater-than-5% interests in publicly traded classes of stock in REITs or regulated investment companies.
In the case of a Fund that is a USRPHC or would be a USRPHC but for the exceptions from the definition of USRPI (described immediately above), distributions by the Fund that are attributable to (a) gains realized on the disposition of USRPIs by the Fund and (b) distributions received by the Fund from a lower-tier regulated investment company or REIT that the Fund is required to treat as USRPI gain in its hands will retain their character as gains realized from USRPIs in the hands of the Fund’s foreign shareholders. If the foreign shareholder holds (or has held in the prior year) more than a 5% interest in the Fund, such distributions will be treated as gains “effectively connected” with the conduct of a “U.S. trade or business,” and subject to tax at graduated rates. Moreover, such shareholders will be required to file a U.S. income tax return for the year in which the gain was recognized and the Fund will be required to withhold 35% of the amount of such distribution. In the case of all other foreign shareholders (i.e., those whose interest in the Fund did not exceed 5% at any time during the prior year), the USRPI distribution will be treated as ordinary income (regardless of any designation by the Fund that such distribution is a short-term capital gain dividend or a Capital Gain Dividend), and the Fund must withhold 30% (or a lower applicable treaty rate) of the amount of the distribution paid to such foreign shareholder. Foreign shareholders of a Fund are also subject to “wash sale” rules to prevent the avoidance of the tax-filing and -payment obligations discussed above through the sale and repurchase of Fund shares.
In addition, a Fund that is a USRPHC must typically withhold 15% of the amount realized in a redemption by a greater-than-5% foreign shareholder, and that shareholder must file a U.S. income tax return for the year of the disposition of the USRPI and pay any additional tax due on the gain. No withholding is generally required with respect to amounts paid in redemption of shares of a Fund if the
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Fund is a domestically controlled USRPHC or, in certain limited cases, if the Fund (whether or not domestically controlled) holds substantial investments in regulated investment companies that are domestically controlled USRPHCs.
In order to qualify for any exemptions from withholding described above or for lower withholding tax rates under income tax treaties, or to establish an exemption from backup withholding, the foreign investor must comply with special certification and filing requirements relating to its non-US status (including, in general, furnishing an applicable IRS Form W-8 or substitute form). Foreign investors in a Fund should consult their tax advisers in this regard.
If a shareholder is eligible for the benefits of a tax treaty, any effectively connected income or gain will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by the shareholder in the United States.
A beneficial holder of shares who is a foreign person may be subject to state and local tax and to the U.S. federal estate tax in addition to the federal tax on income referred to above. Foreign shareholders in a Fund should consult their tax advisors with respect to the potential application of the above rules.
A Fund is required to withhold U.S. tax (at a 30% rate) on payments of taxable dividends and (effective January 1, 2019) redemption proceeds and certain capital gain dividends made to certain non-U.S. entities that fail to comply (or be deemed compliant) with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to a Fund to enable the Fund to determine whether withholding is required.
Foreign Taxes
Certain Funds may be subject to foreign withholding taxes or other foreign taxes with respect to income (possibly including, in some cases, capital gain) received from sources within foreign countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. If more than 50% of a Fund’s assets at year end consists of the securities of foreign corporations, the Fund may elect to permit shareholders to claim a credit or deduction on their income tax returns for their pro rata portion of qualified taxes paid by the Fund to foreign countries in respect of foreign securities the Fund has held for at least the minimum period specified in the Code. In such a case, shareholders will include in gross income from foreign sources their pro rata shares of such taxes. A shareholder’s ability to claim a foreign tax credit or deduction in respect of foreign taxes paid by a Fund may be subject to certain limitations imposed by the Code and the Treasury Regulations issued thereunder, as a result of which a shareholder may not get a full credit or deduction for the amount of such taxes. In particular, shareholders must hold their Fund shares (without protection from risk of loss) on the ex-dividend date and for at least 15 additional days during the 30-day period surrounding the ex-dividend date to be eligible to claim a foreign tax credit with respect to a given dividend. Shareholders who do not itemize on their federal income tax returns may claim a credit (but no deduction) for such foreign taxes.
If a Fund does not make the above election or if more than 50% of its assets at the end of the year do not consist of securities of foreign corporations, the Fund’s net income will be reduced by the foreign taxes paid or withheld. In such cases, shareholders will not be entitled to claim a credit or deduction with respect to foreign taxes.
The foregoing is only a general description of the treatment of foreign source income or foreign taxes under the U.S. federal income tax laws. Because the availability of a credit or deduction depends on the particular circumstances of each shareholder, shareholders are advised to consult their own tax advisors.
Exempt-Interest Dividends
Some of the Funds intend to qualify to pay exempt-interest dividends to their respective shareholders. In order to qualify to pay exempt-interest dividends, at least 50% of the value of a Fund’s total assets must consist of tax-exempt municipal bonds at the close of each quarter of the Fund’s taxable year. An exempt-interest dividend is that part of a dividend that is properly designated as an exempt-interest dividend and that consists of interest received by a Fund on such tax-exempt securities. Shareholders of Funds that pay exempt-interest dividends would not incur any regular federal income tax on the amount of exempt-interest dividends received by them from a Fund, but an investment in such a Fund may result in liability for federal and state alternative minimum taxation and may be subject to state and local taxes.
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Interest on indebtedness incurred or continued by a shareholder, whether a corporation or an individual, to purchase or carry shares of a Fund is not deductible to the extent it relates to exempt-interest dividends received by the shareholder from that Fund. Any loss incurred on the sale or redemption of a Fund’s shares held for six months or less may be disallowed to the extent of exempt-interest dividends received with respect to such shares.
Interest on certain tax-exempt bonds that are private activity bonds within the meaning of the Code is treated as a tax preference item for purposes of the alternative minimum tax, and any such interest received by a Fund and distributed to shareholders will be so treated for purposes of any alternative minimum tax liability of shareholders to the extent of the dividend’s proportionate share of a Fund’s income consisting of such interest. All exempt-interest dividends are subject to the corporate alternative minimum tax.
The exemption from federal income tax for exempt-interest dividends does not necessarily result in exemption for such dividends under the income or other tax laws of any state or local authority. Shareholders that receive social security or railroad retirement benefits should consult their tax advisors to determine what effect, if any, an investment in a Fund may have on the federal taxation of their benefits.
From time to time legislation may be introduced or litigation may arise that would change the tax treatment of exempt-interest dividends. Such legislation or litigation may have the effect of raising the state or other taxes payable by shareholders on such dividends. Shareholders should consult their tax advisors for the current federal, state and local law on exempt-interest dividends.
State and Local Tax Matters
Depending on the residence of the shareholders for tax purposes, distributions may also be subject to state and local taxation. Rules of state and local taxation regarding qualified dividend income, ordinary income dividends and capital gain dividends from regulated investment companies may differ from the rules of U.S. federal income tax in many respects. Shareholders are urged to consult their tax advisors as to the consequences of these and other state and local tax rules affecting investment in the Funds.
Most states provide that a regulated investment company may pass through (without restriction) to its shareholders state and local income tax exemptions available to direct owners of certain types of U.S. government securities (such as U.S. Treasury obligations). Thus, for residents of these states, distributions derived from a Fund’s investment in certain types of U.S. government securities should be free from state and local income taxation to the extent that the interest income from such investments would have been exempt from state and local taxes if such securities had been held directly by the respective shareholders. Certain states, however, do not allow a regulated investment company to pass through to its shareholders the state and local income tax exemptions available to direct owners of certain types of U.S. government securities unless a Fund holds at least a required amount of U.S. government securities. Accordingly, for residents of these states, distributions derived from a Fund’s investment in certain types of U.S. government securities may not be entitled to the exemptions from state and local income taxes that would be available if the shareholders had purchased U.S. government securities directly. The exemption from state and local income taxes does not preclude states from asserting other taxes on the ownership of U.S. government securities. To the extent that a Fund invests to a substantial degree in U.S. government securities which are subject to favorable state and local tax treatment, shareholders of the Fund will be notified as to the extent to which distributions from the Fund are attributable to interest on such securities.
Tax Shelter Reporting Regulations
If a shareholder realizes a loss on disposition of a Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.
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General Considerations
The federal income tax discussion set forth above is for general information only. Prospective investors should consult their tax advisers regarding the specific federal tax consequences of purchasing, holding, and disposing of shares of each of the Funds, as well as the effects of state, local and foreign tax law and any proposed tax law changes.
TRUSTEES
The names of the Trustees of the Trusts, together with information regarding their year of birth, the year each Trustee first became a Board member of one of the Trusts, the year each Trustee first became a Board member of any of the heritage J.P. Morgan Funds or heritage One Group Mutual Funds, principal occupations and other board memberships, including those in any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Securities Exchange Act”) or subject to the requirements of Section 15(d) of the Securities Exchange Act or any company registered as an investment company under the 1940 Act, are shown below. The contact address for each of the Trustees is 270 Park Avenue, New York, NY 10017.
Name (Year of Birth; Positions with the Funds since)	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee(1)	Other Directorships Held During the Past 5 Years
John F. Finn (1947); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1998.	Chairman (1985– present), Chief Executive Officer, Gardner, Inc. (supply chain management company serving industrial and consumer markets) (1974–present).	135	Director, Greif, Inc. (GEF) (industrial package products and services) (2007–present); Trustee, Columbus Association for the Performing Arts (1988–
present); Director, Cardinal Health, Inc. (CAH) (1994–2014)
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Name (Year of Birth; Positions with the Funds since)	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee(1)	Other Directorships Held During the Past 5 Years
Stephen P. Fisher (1959); Trustee of Trusts since 2018.	Retired; Chairman and Chief Executive Officer (2014-2017); President and Chief Operating Officer, NYLIF Distributors LLC (registered broker-dealer) (2008-2013); Chairman, NYLIM Service Company LLC (transfer agent) (2008-2017), President (2015-2017), Co-President (2014-2015) and Senor Managing Director, New York Life Investment Management LLC (registered investment adviser) (2005-2017); Chairman, IndexIQ Advisors LLC (registered investment adviser for ETFs) (2014-2017); President, MainStay VP Funds Trust (formerly MainStay VP Series Fund, Inc. (registered investment companies) (207-2017); President, MainStay DefinedTerm Municipal Opportunities Fund (registered investment company) (2011-2017); President, MainStay Funds Trust (registered investment companies) (2009-2017); President, The MainStay Funds (registered investment companies) (2007-2017).	135	Advisory Board Member, Scholarship Committee Member and Investment Committee Member, The First Tee of Plainfield (non-profit youth sports organization that provides need-based scholarships) (2014-present); Honors Program Advisory Board Member, The Zicklin School of Business, Baruch College, The City University of New York (2017-present)
Dr. Matthew Goldstein (1941); Chairman since 2013; Trustee of Trusts since 2005; Trustee of heritage J.P. Morgan Funds since 2003.	Chancellor Emeritus, City University of New York (2015–present); Professor, City University of New York (2013–present); Chancellor, City University of New York (1999–2013); President, Adelphi University (New York) (1998–1999).	135	Trustee, Museum of Jewish Heritage (2011– present); Trustee, National Museum of Mathematics (present); Chair, Association of College and University Administrators (present)
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Name (Year of Birth; Positions with the Funds since)	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee(1)	Other Directorships Held During the Past 5 Years
Dennis P. Harrington (1950); Trustee of Trusts since 2017.	Retired; Partner, Deloitte LLP (1984–2012).	135	None
Frankie D. Hughes (1952); Trustee of Trusts since 2008.	President, Ashland Hughes Properties (property management) (2014–present); President and Chief Investment Officer, Hughes Capital Management, Inc. (fixed income asset management) (1993– 2014).	135	None
Raymond Kanner (1953); Trustee of Trusts since 2017.	Retired; Managing Director & Chief Investment Officer, IBM Retirement Funds (2007–2016).	135	Director, Emerging Markets Growth Fund (1997–2016); Acting Executive Director, Committee on Investment of Employee Benefit Assets (CIEBA), (2016-2017); Advisory Board Member, Betterment for Business (2016–2017) (robo advisor); Advisory Board Member, Blue Star Indexes (2013–2017) (index creator); Member, Russell Index Client Advisory Board (2001–
			2015); Advisory Board Member, State Street Global Advisors’ OCIO Board (2017-present)
Peter C. Marshall (1942); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1985.	Self-employed business consultant (2002– present).	135	None
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Name (Year of Birth; Positions with the Funds since)	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee(1)	Other Directorships Held During the Past 5 Years
Mary E. Martinez (1960); Trustee of Trusts since 2013.	Associate, Special Properties, a Christie’s International Real Estate Affiliate (2010– present); Managing Director, Bank of America (Asset Management) (2007– 2008); Chief Operating Officer, U.S. Trust Asset Management, U.S. Trust Company (asset management) (2003–2007); President, Excelsior Funds (registered investment companies) (2004–2005).	135	None
Marilyn McCoy (1948); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1999.	Vice President of Administration and Planning, Northwestern University (1985– present).	135	None
Mitchell M. Merin (1953); Trustee of Trusts since 2013.	Retired; President and Chief Operating Officer, Morgan Stanley Investment Management, Member Morgan Stanley & Co. Management Committee (registered investment adviser) (1985–2005).	135	Director, Sun Life Financial (SLF) (2007– 2013) (financial services and insurance)
Dr. Robert A. Oden, Jr. (1946); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1997.	Retired; President, Carleton College (2002–2010); President, Kenyon College (1995–2002).	135	Vice Chair, Dartmouth-Hitchcock Medical Center (2011–present); Trustee, American University in Cairo (1999–2014); Trustee, American Museum of Fly Fishing (2013–
			present); Trustee, Trout Unlimited (2017-present)
Marian U. Pardo* (1946); Trustee of Trusts since 2013.	Managing Director and Founder, Virtual Capital Management LLC (Investment Consulting) (2007– present); Managing Director, Credit Suisse Asset Management (portfolio manager) (2003–2006).	135	President and Member, Board of Governors, Columbus Citizens Foundation (not-for-profit supporting philanthropic and cultural programs) (2006–present)
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Name (Year of Birth; Positions with the Funds since)	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee(1)	Other Directorships Held During the Past 5 Years
James J. Schonbachler (1943); Trustee of Trusts since 2005; Trustee of heritage J.P. Morgan Funds since 2001.	Retired; Managing Director of Bankers Trust Company (financial services) (1968–1998).	135	None
(1)	A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The J.P. Morgan Funds Complex for which the Board of Trustees serves currently includes eleven registered investment companies (135 funds).
*	In connection with prior employment with JPMorgan Chase, Ms. Pardo was the recipient of non-qualified pension plan payments from JPMorgan Chase in the amount of approximately $2,055 per month, which she irrevocably waived effective January 1, 2013, and deferred compensation payments from JPMorgan Chase in the amount of approximately $7,294 per year, which ended in January 2013. In addition, Ms. Pardo receives payments from a fully-funded qualified plan, which is not an obligation of JPMorgan Chase.
The Trustees serve for an indefinite term, subject to the Trusts’ current retirement policy, which is age 78 for all Trustees. The Board of Trustees decides upon general policies and is responsible for overseeing the business affairs of the Trusts.
Qualifications of Trustees
The Governance Committee and the Board considered the commitment that each Trustee has demonstrated in serving on the Board including the significant time each Trustee has devoted to preparing for meetings and the active engagement and participation of each Trustee at Board meetings. The Governance Committee and the Board also considered the character of each Trustee noting that each Trustee is committed to executing his or her duties as a trustee with diligence, honesty and integrity. The Governance Committee and the Board also considered the contributions that each Trustee has made to the Board in terms of experience, leadership, independence and the ability to work effectively and collaboratively with other Board members.
The Governance Committee also considered the significant and relevant experience and knowledge that each Trustee has with respect to registered investment companies and asset management. The Governance Committee and the Board noted the additional experience that each of the Trustees has gained with respect to registered investment companies as a result of his or her service on the J.P. Morgan Funds Board. The J.P. Morgan Funds overseen by the J.P. Morgan Funds Board represent almost every asset class including (1) fixed income funds including traditional bond funds, municipal bond funds, high yield funds, government funds, and emerging markets debt funds, (2) money market funds, (3) international, emerging markets and country/region funds, (4) equity funds including small, mid and large capitalization funds and value and growth funds, (5) index funds, (6) funds of funds, including target date funds, and (7) specialty funds including market neutral funds, long/short funds and funds that invest in real estate securities and commodity-related securities and derivatives. The Governance Committee and the Board also considered the experience that each Trustee had with respect to reviewing agreements with the Funds’ service providers in connection with their broader service to the J.P. Morgan Funds including the Funds’ investment advisers, custodian, and fund accountant.
The Governance Committee and the Board also considered the experience and contribution of each Trustee in the context of the Board’s leadership and committee structure. The Board has six committees including the Audit and Valuation Committee, the Compliance Committee, the Governance Committee, the Equity Committee, the Money Market and Alternative Products Committee, and a Fixed Income Committee. Different members of the Board serve on these three investment committees with respect to each asset type thereby allowing the J.P. Morgan Funds Board to effectively evaluate information for the Funds in the complex in a focused, disciplined manner.
The Governance Committee also considered the operational efficiencies achieved by having a single Board for the Funds and the other registered investment companies overseen by the Advisers and its affiliates as well as the extensive experience of certain Trustees in serving on Boards for registered investment companies advised by subsidiaries or affiliates of JPMorgan Chase & Co. and/or Bank One Corporation (known as “heritage J.P. Morgan Funds” or “heritage One Group Mutual Funds”).
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In reaching its conclusion that each Trustee should serve as a Trustee of the Trust, the Board also considered the following additional specific qualifications, contributions and experience of the following Trustees:
John F. Finn. Mr. Finn has served on the J.P. Morgan Funds Board since 2005 and was a member of the heritage One Group Mutual Funds Board since 1998. Until February 2013, Mr. Finn served on the Audit and Valuation Committee. As a member of the Audit and Valuation Committee, Mr. Finn has participated in the appointment of the Funds’ independent accountants, the oversight of the performance of the Funds’ audit, accounting and financial reporting policies, practices and internal controls and valuation policies, assisting the Board in its oversight of the valuation of the Funds’ securities by the Advisers, overseeing the quality and objectivity of the Funds’ independent audit and the financial statements of the Funds, and acting as a liaison between the Funds’ independent registered public accounting firm and the full Board. Mr. Finn currently serves as a Chairman of the Equity Committee and a member of the Governance Committee. As a member of the Governance Committee, he has participated in the selection and nomination of persons for election or appointment as Trustees, periodic review of the compensation payable to the Trustees, review and evaluation of the functioning of the Board and its committees, oversight of any ongoing litigation affecting the Funds, the Advisers or the non-interested Trustees, oversight of regulatory issues or deficiencies affecting the Funds and oversight and review of matters with respect to service providers to the Funds. In addition, until June 2014, Mr. Finn was also the head of the Strategic Planning Working Group, comprised of independent Trustees. The Strategic Planning Working Group worked with the administrator to the Trust on initiatives related to efficiency and effectiveness of Board materials and meetings.
Stephen P. Fisher. Mr. Fisher joined the J.P. Morgan Funds Board effective May 14, 2018. He retired after a 30-year career in the investment management industry, including most recently serving as President of New York Life Investment Management LLC (NYLIM) and the MainStay Funds group. In addition, until his retirement, he served as Chairman of NYLIM Service Company LLC (as Transfer agent), Chairman and CEO of NYLIFE Distributor LLC (as registered broker-dealer) and Chairman of IndexIQ Advisors LLC (an investment adviser for the IndexIQ ETFs). As President of NYLIM, Mr. Fisher oversaw all operational aspects of NYLIM’s mutual fund and ETF clients, which included functioning as liaison to the boards of the funds. Prior to his retirement, Mr. Fisher was involved in governance matters at NYLIM, which included being a member of the NYLIM Investment Governance Committee, NYLIM Risk steering Committee and NYLIM Compliance Committee. During Mr. Fisher’s lengthy career in the investment management industry he developed a deep understanding of the industry as well as the responsibilities of and regulatory issues affecting fund directors. Mr. Fisher serves as a member of the Fixed Income Committee and the Audit and Valuation Committee.
Dr. Matthew Goldstein. Dr. Goldstein has served as the Chairman of the Board since January 2013 and on the J.P. Morgan Funds Board since 2005. Dr. Goldstein was a member of the heritage J.P. Morgan Funds Board since 2003. Dr. Goldstein serves as the Chairman of the Governance Committee. As a member of the Governance Committee, he has participated in the selection and nomination of persons for election or appointment as Trustees, periodic review of the compensation payable to the Trustees, review and evaluation of the functioning of the Board and its committees, oversight of any ongoing litigation affecting the Funds, the Advisers or the non-interested Trustees, oversight of regulatory issues or deficiencies affecting the Funds and oversight and review of matters with respect to service providers to the Funds.
Dennis P. Harrington. Mr. Harrington joined the J.P. Morgan Funds Board effective January 1, 2017. Mr. Harrington retired after a 40-year career in public accounting with Deloitte LLP, including service as the Global Lead Client Service Partner for major financial service company clients. Mr. Harrington has extensive experience servicing banking, securities, asset management and insurance clients, including serving as audit and engagement partner on mutual fund audits. Through his service to financial services clients, Mr. Harrington has developed a broad range of knowledge and experience on accounting and governance issues affecting financial services companies, asset managers and investment companies, including complex accounting, valuation, and corporate governance matters; risk assessment and risk oversight issues; knowledge of information systems, financial information and reporting, and operational matters; regulatory and compliance matters; and mergers and acquisitions in the financial services industry. Mr. Harrington serves as a member of the Equity Committee and the Audit and Valuation Committee. As a member of the Audit and Valuation Committee, he has participated in the appointment of the Funds’ independent accountants, the oversight of the performance of the Funds’ audit, accounting and financial reporting policies, practices and internal controls and valuation policies, assisting the Board in its
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oversight of the valuation of the Funds’ securities by the Advisers, overseeing the quality and objectivity of the Funds’ independent audit and the financial statements of the Funds, and acting as a liaison between the Funds’ independent registered public accounting firm and the full Board.
Two family members of Mr. Harrington are employed as a partner and managing director, respectively, of the Funds’ independent registered public accounting firm. Such firm has represented to the Board that those family members are not involved in the audit of the Funds’ financial statements and do not provide other services to the Funds. The Board has concluded that such association does not interfere with Mr. Harrington’s exercise of independent judgment as an Independent Trustee.
Frankie D. Hughes. Ms. Hughes has served on the J.P. Morgan Funds Board since 2008. Until January 2016, Ms. Hughes was a member of the Compliance Committee. As a member of the Compliance Committee, she has participated in the oversight of the Funds’ compliance with legal, regulatory and contractual requirements and compliance policies and procedures, as well as the appointment and compensation of the Funds’ Chief Compliance Officer. The members of the Compliance Committee also oversee the investigation and resolution of any significant compliance incidents. Ms. Hughes is a member of the Audit and Valuation Committee. As a member of the Audit and Valuation Committee, she has participated in the appointment of the Funds’ independent accountants, the oversight of the performance of the Funds’ audit, accounting and financial reporting policies, practices and internal controls and valuation policies, assisting the Board in its oversight of the valuation of the Funds’ securities by the Adviser, overseeing the quality and objectivity of the Funds’ independent audit and the financial statements of the Funds, and acting as a liaison between the Funds’ independent registered public accounting firm and the full Board. Ms. Hughes also serves as a member of the Fixed Income Committee.
Raymond Kanner. Mr. Kanner joined the J.P. Morgan Funds Board effective April 7, 2017. Mr. Kanner started his career with IBM in 1978, joined IBM’s Credit Corporation in 1985 and moved to the Retirement Funds in 1993, initially overseeing IBM’s Saving Plan. He assumed responsibility for non-US equities in 1995 and became Director of Global Equities in 1998. From 2007 to his retirement in 2016, Mr. Kanner served as the Chief Investment Officer for the IBM Retirement Funds, overseeing approximately $150 billion of IBM pension and savings funds worldwide. During his career at IBM, Mr. Kanner gained experience overseeing substantial investments in all asset classes, including equities, fixed income and alternatives. Since his retirement and until the middle of last year, he served as the Acting Executive Director of the Committee on Investment of Employee Benefit Assets (CIEBA), an industry association of corporate pension officers overseeing $2 trillion in defined benefit and defined contribution plan assets. He previously served as a director of a multi-billion dollar emerging markets equity fund, an advisory board member to Betterment for Business, a robo-advisor, and to Blue Star Indexes, which creates specialized indexes for the Israeli capital markets. He currently serves as an advisory board member for State Street Global Advisors’ OCIO business. Mr. Kanner serves as a member of the Compliance Committee and the Money Market and Alternative Products Committee.
A family member of Mr. Kanner is employed by JPMorgan Chase Bank, which is affiliated with JPMIM and JPMDS. In that capacity, this employee provides services to various JPMorgan affiliates including JPMIM and JPMDS and for which JPMIM and JPMDS bear some portion of the expense thereof.
Peter C. Marshall. Mr. Marshall has served on the J.P. Morgan Funds Board since 2005. Mr. Marshall was also the Chairman of the heritage One Group Mutual Funds Board, serving as a member of such Board since 1985. Mr. Marshall was also an Audit Committee Financial Expert for the heritage One Group Mutual Funds. Until January 2016, Mr. Marshall served as a member of the Governance Committee. As a member of the Governance Committee, he participated in the selection and nomination of persons for election or appointment as Trustees, periodic review of the compensation payable to the Trustees, review and evaluation of the functioning of the Board and its committees, oversight of any ongoing litigation affecting the Funds, the Advisers or the non-interested Trustees, oversight of regulatory issues or deficiencies affecting the Funds and oversight and review of matters with respect to service providers to the Funds. Until September 1, 2017 Mr. Marshall was also a member of the Audit and Valuation Committee. As a member of the Audit and Valuation Committee, he has participated in the appointment of the Funds’ independent accountants, the oversight of the performance of the Funds’ audit, accounting and financial reporting policies, practices and internal controls and valuation policies, assisting the Board in its oversight of the valuation of the Funds’ securities by the Adviser, overseeing the quality and objectivity of the Funds’ independent audit and the financial statements of the Funds, and acting as a liaison between the Funds’ independent registered public accounting firm and the full Board. Mr. Marshall also served as Chairman of the Money Market and Alternative Products Committee. Effective September 1, 2017, Mr. Marshall serves as a member of the Compliance Committee. Compliance Committee members participate
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in the oversight of the Funds’ compliance with legal, regulatory and contractual requirements and compliance policies and procedures, as well as the appointment and compensation of the Funds’ Chief Compliance Officer. The members of the Compliance Committee also oversee the investigation and resolution of any significant compliance incidents. Effective January 1, 2017, Mr. Marshall is the Director of Education and Strategic Initiatives for the Board, which involves overseeing educational and training matters for the Board, coordination of investment committees, oversight of the Board’s independent performance consultant and other matters.
Mary E. Martinez. Ms. Martinez has served on the J.P. Morgan Funds Board since January 2013 and is the Chair of the Money Market and Alternative Products Committee. In addition to the experience that Ms. Martinez has gained through her service on the J.P. Morgan Funds Board, Ms. Martinez is a senior financial services executive with over 25 years of experience in asset management, wealth management and private banking services. She has extensive experience with respect to registered investment companies and asset management products as a result of serving as president to other registered investment companies and as a chief operating officer of an asset management firm with responsibility for product development, management, infrastructure and operating oversight, including experience with respect to: (1) diversified product offerings including fundamental, quantitative, traditional and alternative asset classes; (2) asset and portfolio management analytics; (3) risk management and governance; and (4) regulatory and financial reporting. Ms. Martinez also serves on the Audit and Valuation Committee. As a member of the Audit and Valuation Committee, she has participated in the appointment of the Funds’ independent accountants, the oversight of the performance of the Funds’ audit, accounting and financial reporting policies, practices and internal controls and valuation policies, assisting the Board in its oversight of the valuation of the Funds’ securities by the Advisers, overseeing the quality and objectivity of the Funds’ independent audit and the financial statements of the Funds, and acting as a liaison between the Funds’ independent registered public accounting firm and the full Board.
Marilyn McCoy. Ms. McCoy has served on the J.P. Morgan Funds Board since 2005 and was a member of the heritage One Group Mutual Funds Board since 1999. Until September 1, 2017, Ms. McCoy was the Chairman of the Compliance Committee. As Chair of the Compliance Committee, she participated in the oversight of the Funds’ compliance with legal, regulatory and contractual requirements and compliance policies and procedures, as well as the appointment and compensation of the Funds’ Chief Compliance Officer and also oversaw the investigation and resolution of any significant compliance incidents. Effective September 1, 2017, Ms. McCoy serves as a member of the Governance Committee. Governance Committee members participate in the selection of nomination of persons for election or appointment as Trustees, periodic review of the compensation payable to the Trustees, review and evaluation of the functioning of the Board and its committees, oversight of any ongoing litigation affecting the Funds, the Adviser or the non-interested Trustees, oversight of regulatory issues or deficiencies affecting the Funds and oversight and review of matters with respect to service providers to the Funds. Ms. McCoy also serves as a member of the Equity Committee.
Mitchell M. Merin. Mr. Merin has served on the J.P. Morgan Funds Board since January 2013 and is the Chairman of the Fixed Income Committee. In addition to the experience that Mr. Merin has gained through his service on the J.P. Morgan Funds Board, Mr. Merin has been in the securities and asset management business for over 30 years and has served as both a board member and president of other registered investment companies and has extensive experience with respect to (1) taxable fixed income products and derivatives; (2) investment management, (3) investment oversight; and (4) board governance of registered investment companies and other public companies. Mr. Merin has held leadership positions within the investment company industry including serving as a member of the Executive Committee of the Board of Governors of the Investment Company Institute and the Chairman of the Fixed Income Securities and Investment Company Committees of NASDR. Until January 2016, Mr. Merin also served on the Audit and Valuation Committee. As a member of the Audit and Valuation Committee, he has participated in the appointment of the Funds’ independent accountants, the oversight of the performance of the Funds’ audit, accounting and financial reporting policies, practices and internal controls and valuation policies, assisting the Board in its oversight of the valuation of the Funds’ securities by the Advisers, overseeing the quality and objectivity of the Funds’ independent audit and the financial statements of the Funds, and acting as a liaison between the Funds’ independent registered public accounting firm and the full Board. Mr. Merin also serves on the Governance Committee. As a member of the Governance Committee, he has participated in the selection and nomination of persons for election or appointment as Trustees, periodic review of the compensation payable to the Trustees, review and evaluation of the functioning of the Board and its committees, oversight of any ongoing litigation affecting the Funds, the Adviser or the non-interested Trustees, oversight of regulatory issues or deficiencies affecting the Funds and oversight and review of matters with respect to service providers to the Funds.
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Dr. Robert A. Oden Jr. Dr. Oden has served on the J.P. Morgan Funds Board since 2005 and was a member of the heritage One Group Mutual Funds Board since 1997. Until February 2013, Dr. Oden was a member of the Compliance Committee. As a member of the Compliance Committee, he has participated in the oversight of the Funds’ compliance with legal, regulatory and contractual requirements and compliance policies and procedures, as well as the appointment and compensation of the Funds’ Chief Compliance Officer. The members of the Compliance Committee also oversee the investigation and resolution of any significant compliance incidents. Dr. Oden currently serves as a member of the Governance Committee. As a member of the Governance Committee, he has participated in the selection and nomination of persons for election or appointment as Trustees, periodic review of the compensation payable to the Trustees, review and evaluation of the functioning of the Board and its committees, oversight of any ongoing litigation affecting the Funds, the Advisers or the non-interested Trustees, oversight of regulatory issues or deficiencies affecting the Funds and oversight and review of matters with respect to service providers to the Funds. Dr. Oden also serves as a member of the Fixed Income Committee.
Marian U. Pardo. Ms. Pardo has served on the J.P. Morgan Funds Board since February 2013 and until September 1, 2017, was a co-Chairman of the Money Market and Alternative Products Committee. In addition to the experience that Ms. Pardo has gained through her service on the J.P. Morgan Funds Board, Ms. Pardo has been in the financial services industry since 1968, with experience in banking, lending, and investment management, and has specific experience with respect to (1) portfolio management, (2) the J.P. Morgan Funds’ investment advisory business, and (3) banking and investment management. She served as a portfolio manager for equity funds across the capitalization spectrum including, prior to 2002, small cap US equity funds advised by JPMIM. Effective September 1, 2017, Ms. Pardo became the Chairman of the Compliance Committee. As the Chairman of the Compliance Committee, she has participated in the oversight of the Funds’ compliance with legal, regulatory and contractual requirements and compliance policies and procedures, as well as the appointment and compensation of the Funds’ Chief Compliance Officer. The members of the Compliance Committee also oversee the investigation and resolution of any significant compliance incidents.
James J. Schonbachler. Mr. Schonbachler has served on the J.P. Morgan Funds Board since 2005 and was a member of the heritage J.P. Morgan Funds Board since 2001. Mr. Schonbachler serves as Chairman of the Audit and Valuation Committee. In connection with his duties to the Audit and Valuation Committee, Mr. Schonbachler has participated in the appointment of the Funds’ independent accountants, the oversight of the performance of the Funds’ audit, accounting and financial reporting policies, practices and internal controls and valuation policies, assisting the Board in its oversight of the valuation of the Funds’ securities by the Advisers, overseeing the quality and objectivity of the Funds’ independent audit and the financial statements, and acting as a liaison between the Funds’ independent registered public accounting firm and the full Board. Mr. Schonbachler also serves as a member of the Fixed Income Committee.
Board Leadership Structure and Oversight
The Board has structured itself in a manner that allows it to effectively perform its oversight function. The Chairman of the Board is an independent Trustee, which allows him to carry out his leadership duties as Chairman with objectivity.
The Board has adopted a committee structure that allows it to effectively perform its oversight function for all of the Funds in the complex. As described under “Qualifications of Trustees” and “Standing Committees,” the Board has six committees: the Audit and Valuation Committee, the Compliance Committee, the Governance Committee, the Equity Committee, the Fixed Income Committee and the Money Market and Alternative Products Committee. The Board has determined that the leadership and committee structure is appropriate for the Funds and allows the Board to effectively and efficiently evaluate issues that impact the Funds as a whole as well as issues that are unique to each Fund.
The Board and the Committees take an active role in risk oversight including the risks associated with registered investment companies including investment risk, compliance and valuation. In addition, in connection with its oversight, the Board receives regular reports from the Chief Compliance Officer (“CCO”), the Advisers, the Administrator, and the internal audit department of JPMorgan Chase & Co. The Board also receives periodic reports from the Chief Risk Officer of Investment Management Americas
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and Alternatives of J.P. Morgan Asset Management1 (“JPMAM”) including reports concerning operational controls that are designed to address market risk, credit risk, and liquidity risk among others. The Board also receives regular reports from personnel responsible for JPMAM’s business resiliency and disaster recovery.
In addition, the Board and its Committees work on an ongoing basis in fulfilling the oversight function. At each quarterly meeting, each of the Equity Committee, the Fixed Income Committee, and the Money Market and Alternative Products Committee meets with representatives of the Advisers as well as an independent consultant to review and evaluate the ongoing performance of the Funds. Each of these three Committees reports these reviews to the full Board. The Audit and Valuation Committee is responsible for oversight of the performance of the Fund’s audit, accounting and financial reporting policies, practices and internal controls and valuation policies, assisting the Board in its oversight of the valuation of the Funds’ securities by the Advisers, overseeing the quality and objectivity of the Funds’ independent audit and the financial statements of the Funds, and acting as a liaison between the Funds’ independent registered public accounting firm and the full Board. The Compliance Committee is responsible for oversight of the Funds’ compliance with legal, regulatory and contractual requirements and compliance with policy and procedures. The Governance Committee is responsible for, among other things, oversight of matters relating to the Funds’ corporate governance obligations, Fund service providers and litigation. At each quarterly meeting, each of the Governance Committee, the Audit and Valuation Committee and the Compliance Committee report their committee proceedings to the full Board. This Committee structure allows the Board to efficiently evaluate a large amount of material and effectively fulfill its oversight function. Annually, the Board considers the efficiency of this committee structure.
Additional information about each of the Committees is included below in “Standing Committees.”
Standing Committees
The Board of Trustees has six standing committees: the Audit and Valuation Committee, the Compliance Committee, the Governance Committee, the Equity Committee, the Fixed Income Committee, and the Money Market and Alternative Products Committee.
The members of each Committee are set forth below:
Name of Committee	Members	Committee Chair
Audit and Valuation Committee	Mr. Schonbachler Mr. Fisher Mr. Harrington Ms. Hughes Ms. Martinez	Mr. Schonbachler
Compliance Committee	Ms. Pardo Mr. Kanner Mr. Marshall	Ms. Pardo
Governance Committee	Dr. Goldstein Mr. Finn Ms. McCoy Mr. Merin Dr. Oden	Dr. Goldstein
Equity Committee	Mr. Finn Mr. Harrington Ms. McCoy	Mr. Finn
Fixed Income Committee	Mr. Merin Mr. Fisher Ms. Hughes Dr. Oden Mr. Schonbachler	Mr. Merin

[1]	J.P. Morgan Asset Management is the marketing name for the asset management businesses of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc. and J.P. Morgan Alternative Asset Management, Inc.
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Name of Committee	Members	Committee Chair
Money Market and Alternative Products Committee	Ms. Martinez Mr. Kanner Ms. Pardo	Ms. Martinez
Audit and Valuation Committee. The purposes of the Audit and Valuation Committee are to: (i) appoint and determine compensation of the Funds’ independent accountants; (ii) evaluate the independence of the Funds’ independent accountants; (iii) oversee the performance of the Funds’ audit, accounting and financial reporting policies, practices and internal controls and valuation policies; (iv) approve non-audit services, as required by the statutes and regulations administered by the SEC, including the 1940 Act and the Sarbanes-Oxley Act of 2002; (v) assist the Board in its oversight of the valuation of the Funds’ securities by the Adviser, as well as any sub-adviser; (vi) oversee the quality and objectivity of the Funds’ independent audit and the financial statements of the Funds; and (vii) act as a liaison between the Funds’ independent registered public accounting firm and the full Board. The Audit and Valuation Committee has delegated valuation responsibilities to any member of the Committee to respond to inquiries on valuation matters and participate in fair valuation determinations when the Funds’ valuation procedures require Board action, but it is impracticable or impossible to hold a meeting of the entire Board. Prior to November 18, 2009, the Board of each Trust (other than JPMT III) delegated these valuation responsibilities to a Valuation Sub-Committee of the Audit Committee. JPMT III was organized on November 14, 2013.
Compliance Committee. The primary purposes of the Compliance Committee are to (i) oversee the Funds’ compliance with legal and regulatory and contractual requirements and the Funds’ compliance policies and procedures; and (ii) consider the appointment, compensation and removal of the Funds’ Chief Compliance Officer.
Governance Committee. The members of the Governance Committee are each Independent Trustees of the J.P. Morgan Funds. The duties of the Governance Committee include, but are not limited to, (i) selection and nomination of persons for election or appointment as Trustees; (ii) periodic review of the compensation payable to the non-interested Trustees; (iii) establishment of non-interested Trustee expense policies; (iv) periodic review and evaluation of the functioning of the Board and its committees; (v) with respect to the JPMT II Funds, appointment and removal of the Funds’ Senior Officer, and approval of compensation for the Funds’ Senior Officer and retention and compensation of the Senior Officer’s staff and consultants; (vi) selection of independent legal counsel to the non-interested Trustees and legal counsel to the Funds; (vii) oversight of ongoing litigation affecting the Funds, the Adviser or the non-interested Trustees; (viii) oversight of regulatory issues or deficiencies affecting the Funds (except financial matters considered by the Audit Committee); and (ix) oversight and review of matters with respect to service providers to the Funds (except the Funds’ independent registered public accounting firm). When evaluating a person as a potential nominee to serve as an Independent Trustee, the Governance Committee may consider, among other factors, (i) whether or not the person is “independent” and whether the person is otherwise qualified under applicable laws and regulations to serve as a Trustee; (ii) whether or not the person is willing to serve, and willing and able to commit the time necessary for the performance of the duties of an Independent Trustee; (iii) the contribution that the person can make to the Board and the J.P. Morgan Funds, with consideration being given to the person’s business experience, education and such other factors as the Committee may consider relevant; (iv) the character and integrity of the person; (v) the desirable personality traits, including independence, leadership and the ability to work with the other members of the Board; and (vi) to the extent consistent with the 1940 Act, such recommendations from management as are deemed appropriate. The process of identifying nominees involves the consideration of candidates recommended by one or more of the following: current Independent Trustees, officers, shareholders and other sources that the Governance Committee deems appropriate, including the Mutual Fund Directors Forum. The Governance Committee will review nominees recommended to the Board by shareholders and will evaluate such nominees in the same manner as it evaluates nominees identified by the Governance Committee. Nominee recommendations may be submitted to the Secretary of the Trusts at each Trust’s principal business address.
Equity Committee, Fixed Income Committee and Money Market and Alternative Products Committee. Each member of the Board, other than Dr. Goldstein, serves on one of the following committees: the Equity Committee, the Fixed Income Committee and Money Market and Alternative Products Committee. These three Committees are divided by asset type and different members of the Board serve on each committee with respect to each asset type. The function of the Committees is to assist the Board in the oversight of the investment management services provided by the Adviser to the Funds, as well as any sub-adviser to the Funds. The primary purpose of each Committee is to (i) assist the Board in
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its oversight of the investment management services provided by the Adviser to the Funds designated for review by each Committee; and (ii) review and make recommendations to the Board concerning the approval of proposed new or continued advisory and distribution arrangements for the Funds or for new funds. The full Board may delegate to the applicable Committee from time to time the authority to make Board level decisions on an interim basis when it is impractical to convene a meeting of the full Board. Each of the Committees receives reports concerning investment management topics, concerns or exceptions with respect to particular Funds that the Committee is assigned to oversee, and work to facilitate the understanding by the Board of particular issues related to investment management of Funds reviewed by the applicable Committee.
For details of the number of times each of the four standing committees met during the most recent fiscal year, see “TRUSTEES — Standing Committees” in Part I of this SAI.
For details of the dollar range of equity securities owned by each Trustee in the Funds, see “TRUSTEES — Ownership of Securities” in Part I of this SAI.
Trustee Compensation
The Trustees instituted a Deferred Compensation Plan for Eligible Trustees (the “Deferred Compensation Plan”) pursuant to which the Trustees are permitted to defer part or all of their compensation. Amounts deferred are deemed invested in shares of one or more series of JPMT I, JPMT II, JPMT III, JPMT IV, Undiscovered Managers Funds, JPMFMFG, and JPMMFIT, as selected by the Trustee from time to time, to be used to measure the performance of a Trustee’s deferred compensation account. Amounts deferred under the Deferred Compensation Plan will be deemed to be invested in Class I Shares of the identified funds, unless Class I Shares are not available, in which case the amounts will be deemed to be invested in Class A Shares. A Trustee’s deferred compensation account will be paid at such times as elected by the Trustee, subject to certain mandatory payment provisions in the Deferred Compensation Plan (e.g., death of a Trustee). Deferral and payment elections under the Deferred Compensation Plan are subject to strict requirements for modification.
Each Declaration of Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust, unless, as to liability to the Trust or its shareholders, it is finally adjudicated that they engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in their offices or with respect to any matter unless it is finally adjudicated that they did not act in good faith in the reasonable belief that their actions were in the best interest of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined by a court or other body approving the settlement or disposition, or by a reasonable determination based upon a review of readily available facts, by vote of a majority of disinterested Trustees or in a written opinion of independent counsel, that such officers or Trustees have not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of their duties.
For details of Trustee compensation paid by the Funds, including deferred compensation, see “TRUSTEES — Trustee Compensation” in Part I of this SAI.
OFFICERS
The Trusts’ executive officers (listed below) generally are employees of the Adviser or one of its affiliates. The officers conduct and supervise the business operations of the Trusts. The officers hold office until a successor has been elected and duly qualified. The Trusts have no employees. The names of the officers of the Funds, together with their year of birth, information regarding their positions held with the Trusts and principal occupations are shown below. The contact address for each of the officers, unless otherwise noted, is 270 Park Avenue, New York, NY 10017.
Name (Year of Birth), Positions Held with the Trusts (Since)	Principal Occupations During Past 5 Years
Brian S. Shlissel (1964), President and Principal Executive Officer (2016)	Managing Director and Chief Administrative Officer for J.P. Morgan pooled vehicles, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) (from 2014 to present); Managing Director and Head of Mutual Fund Services, Allianz Global Investors; President and Chief Executive Officer, Allianz Global Investors Mutual Funds and PIMCO Closed-End Funds (from 1999 to 2014)
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Name (Year of Birth), Positions Held with the Trusts (Since)	Principal Occupations During Past 5 Years
Timothy J. Clemens (1975) Treasurer and Principal Financial Officer (2018)	Executive Director, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since February 2016; Vice President, JPMorgan Funds Management, Inc. from October 2013 to January 2016; Chief Financial Officer and Head of Valuation, Aberdeen Asset Management PLC (previously Artio Global Management) from 2009 to September 2013.
Frank J. Nasta (1964), Secretary (2008)	Managing Director and Associate General Counsel, JPMorgan Chase since 2008.
Stephen M. Ungerman (1953), Chief Compliance Officer (2005)	Managing Director, JPMorgan Chase & Co.; Mr. Ungerman has been with JPMorgan Chase & Co. since 2000.
Elizabeth A. Davin (1964), Assistant Secretary (2005)*	Executive Director and Assistant General Counsel, JPMorgan Chase since February 2012; formerly Vice President and Assistant General Counsel, JPMorgan Chase from 2005 until February 2012; Senior Counsel, JPMorgan Chase (formerly Bank One Corporation) from 2004 to 2005.
Jessica K. Ditullio (1962), Assistant Secretary (2005)*	Executive Director and Assistant General Counsel. Ms. Ditullio has been with JPMorgan Chase (formerly Bank One Corporation) since 1990.
John T. Fitzgerald (1975), Assistant Secretary (2008)	Executive Director and Assistant General Counsel, JPMorgan Chase. Mr. Fitzgerald has been with JPMorgan Chase since 2005.
Carmine Lekstutis (1980), Assistant Secretary (2011)	Executive Director and Assistant General Counsel, JPMorgan Chase since February 2015; formerly Vice President and Assistant General Counsel, JPMorgan Chase from 2011 to February 2015.
Gregory S. Samuels (1980) Assistant Secretary (2010)	Executive Director and Assistant General Counsel, JPMorgan Chase since February 2014; formerly Vice President and Assistant General Counsel, JPMorgan Chase from 2010.
Pamela L. Woodley (1971), Assistant Secretary (2012)	Vice President and Assistant General Counsel, JPMorgan Chase since November 2004.
Zachary E. Vonnegut-Gabovitch (1986) Assistant Secretary (2017)	Vice President and Assistant General Counsel, JPMorgan Chase since September 2016; Associate, Morgan, Lewis & Bockius (law firm) from 2012 to 2016.
Michael M. D’Ambrosio (1969), Assistant Treasurer (2012)	Managing Director, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since May 2014; Executive Director, J.P. Morgan Investment Management Inc. from 2012 to May 2014.
Lauren Paino (1973) Assistant Treasurer (2013)**	Executive Director, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since August 2013; formerly Director, Credit Suisse Asset Management from 2000 to 2013.
Joseph Parascondola (1963), Assistant Treasurer (2011)**	Vice President, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since August 2006.
Matthew J. Plastina (1970), Assistant Treasurer (2011)**	Executive Director, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since February 2016, Vice President, JPMorgan Funds Management, Inc. from 2010 to January 2016.
Jeffrey D. House (1972), Assistant Treasurer (2017)*	Vice President, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since July 2006.
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Name (Year of Birth), Positions Held with the Trusts (Since)	Principal Occupations During Past 5 Years
Gillian I. Sands (1969), Assistant Treasurer (2012)**	Vice President, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) from September 2012; Assistant Treasurer, Wells Fargo Funds Management (from 2007 to 2009)
*	The contact address for the officer is 1111 Polaris Parkway, Columbus, OH 43240.
**	The contact address for the officer is 4 New York Plaza, New York, NY 10004.
For details of the percentage of shares of any class of each Fund owned by the officers and Trustees, as a group, see “SHARE OWNERSHIP — Trustees and Officers” in Part I of this SAI.
INVESTMENT ADVISERS AND SUB-ADVISERS
Pursuant to investment advisory agreements, JPMIM serves as investment adviser to the Funds, except for the Multi-Manager Alternatives Fund. JPMAAM serves as investment adviser for the Multi-Manager Alternatives Fund pursuant to an agreement with JPMT III. JPMPI serves as sub-adviser to certain funds pursuant to an investment sub-advisory agreement with JPMIM. Fuller & Thaler Asset Management, Inc. serves as sub-adviser for the Undiscovered Managers Behavioral Value Fund pursuant to a sub-advisory agreement with JPMIM.
The Trust’s Shares are not sponsored, endorsed or guaranteed by, and do not constitute obligations or deposits of JPMorgan Chase, any bank affiliate of JPMIM or any other bank, and are not insured by the FDIC or issued or guaranteed by the U.S. government or any of its agencies.
For details of the investment advisory fees paid under an applicable advisory agreement, see “INVESTMENT ADVISERS — Investment Advisory Fees” in Part I of the SAI for the respective Fund.
For details of the dollar range of shares of each Fund (excluding Money Market Funds) beneficially owned by the portfolio managers who serve on a team that manages such Fund, see “PORTFOLIO MANAGERS — Portfolio Managers’ Other Accounts Managed” in Part I of this SAI.
J.P. Morgan Investment Management Inc (“JPMIM”). JPMIM serves as investment adviser to certain Funds pursuant to the investment advisory agreements between JPMIM and certain of the Trusts (the “JPMIM Advisory Agreements”). Effective October 1, 2003, JPMIM became a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan Chase”). Prior to October 1, 2003, JPMIM was a wholly-owned subsidiary of JPMorgan Chase, a publicly traded bank holding company organized under the laws of the State of Delaware which was formed from the merger of J.P. Morgan & Co. Incorporated with and into The Chase Manhattan Corporation.
JPMIM is a registered investment adviser under the Investment Advisers Act of 1940, as amended. JPMIM is located at 270 Park Avenue, New York, NY 10017.
Under the JPMIM Advisory Agreements, JPMIM provides investment advisory services to certain Funds, which include managing the purchase, retention and disposition of such Funds’ investments. JPMIM may delegate its responsibilities to a sub-adviser. Any subadvisory agreements must be approved by the applicable Trust’s Board of Trustees and the applicable Fund’s shareholders, to the extent required by the 1940 Act.
Under separate agreements, JPMorgan Chase Bank, JPMIM and JPMorgan Distribution Services, Inc. (“JPMDS”) provide certain custodial, fund accounting, recordkeeping and administrative services to the Trusts and the Funds and shareholder services for the Trusts. JPMDS is the shareholder servicing agent and the distributor for certain Funds. JPMorgan Chase Bank, JPMIM and JPMDS are each subsidiaries of JPMorgan Chase and affiliates of the Advisers. See the “Custodian,” “Administrator,” “Shareholder Servicing” and “Distributor” sections.
Under the terms of the JPMIM Advisory Agreements, the investment advisory services JPMIM provides to certain Funds are not exclusive. JPMIM is free to and does render similar investment advisory services to others. JPMIM serves as investment adviser to personal investors and other investment companies and acts as fiduciary for trusts, estates and employee benefit plans. Certain of the assets of
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trusts and estates under management are invested in common trust funds for which JPMIM serves as trustee. The accounts which are managed or advised by JPMIM have varying investment objectives, and JPMIM invests assets of such accounts in investments substantially similar to, or the same as, those which are expected to constitute the principal investments of certain Funds. Such accounts are supervised by employees of JPMIM who may also be acting in similar capacities for the Funds. See “Portfolio Transactions.”
The Funds are managed by employees of JPMIM who, in acting for their customers, including the Funds, do not discuss their investment decisions with any personnel of JPMorgan Chase or any personnel of other divisions of JPMIM or with any of their affiliated persons, with the exception of certain other investment management affiliates of JPMorgan Chase which execute transactions on behalf of the Funds.
As compensation for the services rendered and related expenses, such as salaries of advisory personnel borne by JPMIM or a predecessor, under the JPMIM Advisory Agreements, the applicable Trusts, on behalf of the Funds, have agreed to pay JPMIM a fee, which is computed daily and may be paid monthly, equal to the annual rate of each Fund’s average daily net assets as described in the applicable Prospectuses.
The JPMIM Advisory Agreements continue in effect for annual periods beyond October 31 of each year only if specifically approved thereafter annually in the same manner as the Distribution Agreement; except that for new funds, the initial approval will continue for up to two years, after which annual approvals are required. See the “Distributor” section. The JPMIM Advisory Agreements will terminate automatically if assigned and are terminable at any time without penalty by a vote of a majority of the Trustees, or by a vote of the holders of a majority of a Fund’s outstanding voting securities (as defined in the 1940 Act), on 60 days’ written notice to JPMIM and by JPMIM on 90 days’ written notice to the Trusts (60 days with respect to the International Research Enhanced Equity Fund, Mid Cap Value Fund and Growth Advantage Fund). The continuation of the JPMIM Advisory Agreements was last approved by the Board of Trustees at its meeting in August 2017.
The JPMIM Advisory Agreements provide that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the performance of the respective investment advisory agreement, except a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Adviser in the performance of its duties, or from reckless disregard by it of its duties and obligations thereunder, or, with respect to all such Funds except the Mid Cap Value Fund, a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services.
Prior to January 1, 2010, JPMIA served as investment adviser to certain JPMT II Funds pursuant to the Amended and Restated Investment Advisory Agreement between JPMIA and JPMT II dated August 12, 2004 (the “JPMT II Advisory Agreement”). On July 1, 2004, Bank One Corporation, the former indirect corporate parent of JPMIA, merged into J.P. Morgan Chase & Co. (now officially known as JPMorgan Chase & Co.). On that date, JPMIA became an indirect, wholly-owned subsidiary of JPMorgan Chase. JPMIA is a registered investment adviser under the Investment Advisers Act of 1940, as amended. Effective January 1, 2010 (the “Effective Date”), the investment advisory business of JPMIA was transferred to JPMIM and JPMIM became the investment adviser for the applicable Funds under the JPMT II Advisory Agreement. The appointment of JPMIM did not change the portfolio management team, the investment strategies, the investment advisory fees charged to the Funds or the terms of the JPMT II Advisory Agreement (other than the identity of the investment adviser). Shareholder approval was not required for the replacement of JPMIA by JPMIM.
Subject to the supervision of a Trust’s Board of Trustees, JPMIM provides or will cause to be provided a continuous investment program for certain Funds, including investment research and management with respect to all securities and investments and cash equivalents in those Funds. JPMIM may delegate its responsibilities to a sub-adviser. Any subadvisory agreements must be approved by the Trust’s Board of Trustees and the applicable Funds’ shareholders, to the extent required by the 1940 Act.
The JPMT II Advisory Agreement continues in effect for annual periods beyond October 31 of each year, if such continuance is approved at least annually by the Trust’s Board of Trustees or by vote of a majority of the outstanding Shares of such Fund (as defined under “Additional Information” in this SAI), and a majority of the Trustees who are not parties to the respective investment advisory agreements or interested persons (as defined in the 1940 Act) of any party to the respective investment advisory agreements by votes cast in person at a meeting called for such purpose. The continuation of the JPMT II Advisory Agreement was approved by the Trust’s Board of Trustees at its meeting held in August 2017.
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The JPMT II Advisory Agreement may be terminated as to a particular Fund at any time on 60 days’ written notice without penalty by the Trustees, by vote of a majority of the outstanding Shares of that Fund, or by the Fund’s Adviser as the case may be. The JPMIA Advisory Agreement also terminates automatically in the event of any assignment, as defined in the 1940 Act.
As compensation for the services rendered and related expenses, such as salaries of advisory personnel borne by JPMIM, under the JPMT II Advisory Agreement, the applicable Trusts, on behalf of the Funds, have agreed to pay JPMIM a fee, which is computed daily and may be paid monthly, equal to the annual rate of each Fund’s average daily net assets as described in the applicable Prospectuses.
The JPMT II Advisory Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the performance of the respective investment advisory agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Adviser in the performance of its duties, or from reckless disregard by it of its duties and obligations thereunder.
J.P. Morgan Alternative Asset Management, Inc (“JPMAAM”). JPMAAM serves as investment adviser to the Multi-Manager Alternatives Fund pursuant to the investment advisory agreements between JPMAAM and JPMT III (the “JPMAAM Advisory Agreement”).
JPMAAM is a registered investment adviser under the Investment Advisers Act of 1940, as amended. JPMAAM is located at 270 Park Avenue, New York, NY 10017.
Under the terms of the JPMAAM Advisory Agreement, the investment advisory services JPMAAM provides to the Multi-Manager Alternatives Fund is not exclusive. JPMAAM is free to and does render similar investment advisory services to others. JPMAAM serves as investment adviser to other pooled investment vehicles The accounts which are managed or advised by JPMAAM have varying investment objectives, and JPMAAM invests or allocates assets of such accounts in investments or to sub-advisers who employ investment strategies substantially similar to, or the same as, those which are expected to constitute the principal strategies of certain Funds. Such accounts are supervised by employees of JPMAAM who may also be acting in similar capacities for the Funds. See “Portfolio Transactions.”
As compensation for the services rendered and related expenses, such as salaries of advisory personnel borne by JPMAAM, under the JPMAAM Advisory Agreement, JPMT III, on behalf of the Multi-Manager Alternatives Fund, has agreed to pay JPMAAM a fee, which is computed daily and may be paid monthly, equal to the annual rate of each Fund’s average daily net assets as described in the applicable Prospectuses.
The JPMAAM Advisory Agreement continues in effect for annual periods beyond October 31 of each year only if specifically approved thereafter annually in the same manner as the Distribution Agreement; except that for new funds, the initial approval will continue for up to two years, after which annual approvals are required. See the “Distributor” section. The JPMAAM Advisory Agreement will terminate automatically if assigned and is terminable at any time without penalty by a vote of a majority of the Trustees, or by a vote of the holders of a majority of a Fund’s outstanding voting securities (as defined in the 1940 Act), on 60 days’ written notice to JPMAAM and by JPMAAM on 90 days’ written notice to the Trusts. The JPMAAM Advisory Agreement was last approved by the Board of Trustees at its meeting in August 2017.
The JPMAAM Advisory Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the performance of the respective investment advisory agreement, except a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Adviser in the performance of its duties, or from reckless disregard by it of its duties and obligations thereunder, or, with respect to all such Funds, a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services.
Subject to the supervision of a Trust’s Board of Trustees, JPMAAM provides or will cause to be provided a continuous investment program for Multi-Manager Alternatives Fund. JPMAAM may delegate its responsibilities to sub-advisers. Any subadvisory agreements must be approved by the Trust’s Board of Trustees and the applicable Funds’ shareholders, as required by the 1940 Act.
J.P. Morgan Private Investments, Inc. (“JPMPI”). JPMPI has been engaged by JPMIM to serve as investment sub-adviser to the JPMorgan Access Balanced Fund and JPMorgan Access Growth Fund (the “JPMPI Sub-Advisory Agreement”). JPMPI is a wholly owned subsidiary of JPMorgan Chase & Co. JPMPI is located at 270 Park Avenue, New York, NY 10017.
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JPMPI is paid monthly by JPMIM a fee equal to a percentage of the average daily net assets of the JPMorgan Access Balanced Fund and JPMorgan Access Growth Fund. The aggregate annual rate of the fees payable by JPMIM to JPMPI is 0.75% of the portion of each of the JPMorgan Access Balanced Fund’s and JPMorgan Access Growth Fund’s average daily net assets managed by JPMPI.
The JPMPI Sub-Advisory Agreement will continue in effect for a period of two years from the date of its execution, unless terminated sooner. It may be renewed from year to year thereafter, so long as continuance is specifically approved at least annually in accordance with the requirements of the 1940 Act.
The JPMPI Sub-Advisory Agreement provides that it will terminate in the event of an “assignment” (as defined in the 1940 Act), and may be terminated without penalty at any time by either party upon 60 days’ written notice, or upon termination of the JPMIM Advisory Agreement. Under the terms of the JPMPI Sub-Advisory Agreement, JPMPI is not liable to JPMIM, the JPMorgan Access Balanced Fund or the JPMorgan Access Growth Fund, or their shareholders, for any error of judgment or mistake of law or for any losses sustained by JPMIM, the JPMorgan Access Balanced Fund or the JPMorgan Access Growth Fund or their shareholders, except in the case of JPMPI’s willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties under the JPMPI Sub-Advisory Agreement.
Fuller & Thaler Asset Management, Inc. (“Fuller &Thaler”). Fuller & Thaler has served as the sub-adviser to the Undiscovered Managers Behavioral Value Fund for the life of the Fund. As sub-adviser, Fuller & Thaler provides day-to-day management of the Fund’s portfolio. Fuller & Thaler is located at 411 Borel Avenue, Suite 300, San Mateo, California 94402.
The Behavioral Value Fund’s investment portfolio is managed on a day-to-day basis by the Behavioral Value Fund’s sub-adviser pursuant to a sub-advisory agreement. The sub-adviser is regarded for purposes of the 1940 Act as being controlled by the following person, who is a principal of the firm and owns more than 25% of the voting securities of the firm: Russell J. Fuller (Fuller & Thaler).
Under the sub-advisory agreement relating to the Behavioral Value Fund between JPMIM and the Behavioral Value Fund’s sub-adviser, the sub-adviser is entitled to fees, payable at least quarterly by JPMIM out of the fees JPMIM receives, of a certain percentage of the average daily net asset value of the Behavioral Value Fund. For the Behavioral Value Fund, JPMIM will pay the sub-adviser compensation at the annual rate of 0.55% of the Fund’s average daily net assets. For a description of such fees, see “The Funds’ Management and Administration” section in the Fund’s prospectuses.
The Fuller & Thaler Sub-Advisory Agreement will continue in effect for a period of two years from the date of its execution, unless terminated sooner. It may be renewed from year to year thereafter, so long as continuance is specifically approved at least annually in accordance with the requirements of the 1940 Act.
The Fuller & Thaler Sub-Advisory Agreement provides that it may be terminated without penalty by vote of the Board of Trustees of the Trust or by vote of a majority of the outstanding securities of the relevant Fund, upon 60 days’ written notice, and by JPMIM upon 90 days’ written notice, and shall automatically terminate in the event of its assignment. The Fund’s advisory agreement provides that JPMIM owns all rights to and control of the name “Undiscovered Managers”. The Fund’s advisory agreement will automatically terminate if the Trust or the relevant Fund shall at any time be required by JPMIM to eliminate all reference to the words “Undiscovered Managers” or the letters “UM,” as applicable, in the name of the Trust or the Fund, unless the continuance of the agreement after such change of name is approved by a majority of the outstanding voting securities of the Fund and by a majority of the Trustees who are not interested persons of the Trust or JPMIM, cast in person at a meeting called for the purpose of voting on such approval.
POTENTIAL CONFLICTS OF INTEREST
JPMIM1
JPMIM and/or its affiliates (the “Affiliates” and, together, “JPMorgan”) provide an array of discretionary and non-discretionary investment management services and products to institutional clients and individual investors. In addition, JPMorgan is a diversified financial services firm that provides a broad range of services and products to its clients and is a major participant in the global currency, equity,

[1]	The affiliates of JPMIM that act as Adviser or Sub-Adviser to a Fund – J.P. Morgan Alternative Asset Management, Inc. and J.P. Morgan Private Investments Inc.—will also face some or all of the conflicts of interest described in this section. References to JPMIM should be read to apply to these other advisers for a Fund advised or sub-advised by such other adviser.
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commodity, fixed-income and other markets in which a Fund invests or will invest. Investors should carefully review the following, which describes potential and actual conflicts of interest that JPMorgan can face in the operation of its investment management services. JPMorgan and the Funds have adopted policies and procedures reasonably designed to appropriately prevent, limit or mitigate the conflicts of interest described below. In addition, many of the activities that create these conflicts of interest are limited and/or prohibited by law, unless an exception is available.
This section is not, and is not intended to be, a complete enumeration or explanation of all of the potential conflicts of interest that may arise. Additional information about potential conflicts of interest regarding JPMIM and JPMorgan is set forth in JPMIM’s Form ADV. A copy of Part 1 and Part 2A of JPMIM’s and each other Adviser’s or Sub-Adviser’s Form ADV is available on the SEC’s website (www.adviserinfo.sec.gov).
Acting for Multiple Clients. In general, JPMIM faces conflicts of interest when it renders investment advisory services to several clients and, from time to time, provides dissimilar investment advice to different clients. For example, when funds or accounts managed by JPMIM (“Other Accounts”) engage in short sales of the same securities held by a Fund, JPMIM could be seen as harming the performance of a Fund for the benefit of the Other Accounts engaging in short sales, if the short sales cause the market value of the securities to fall. In addition, a conflict could arise when one or more Other Accounts invest in different instruments or classes of securities of the same issuer than those in which a Fund invests. In certain circumstances, Other Accounts have different investment objectives or could pursue or enforce rights with respect to a particular issuer in which a Fund has also invested and these activities could have an adverse effect on the Fund. For example, if a Fund holds debt instruments of an issuer and an Other Account holds equity securities of the same issuer, then if the issuer experiences financial or operational challenges, the Fund (which holds the debt instrument) may seek a liquidation of the issuer, whereas the Other Account (which holds the equity securities) may prefer a reorganization of the issuer. In addition, an issuer in which the Fund invests may use the proceeds of the Fund’s investment to refinance or reorganize its capital structure which could result in repayment of debt held by JPMorgan or an Other Account. If the issuer performs poorly following such refinancing or reorganization, the Fund’s results will suffer whereas the Other Account’s performance will not be affected because the Other Account no longer has an investment in the issuer. Conflicts are magnified with respect to issuers that become insolvent. It is possible that in connection with an insolvency, bankruptcy, reorganization, or similar proceeding, a Fund will be limited (by applicable law, courts or otherwise) in the positions or actions it will be permitted to take due to other interests held or actions or positions taken by JPMorgan or Other Accounts.
Positions taken by Other Accounts may also dilute or otherwise negatively affect the values, prices or investment strategies associated with positions held by a Fund. For example, this may occur when investment decisions for the Fund are based on research or other information that is also used to support portfolio decisions by JPMIM for Other Accounts following different investment strategies or by Affiliates in managing their clients’ accounts. When an Other Account or an account managed by an Affiliate implements a portfolio decision or strategy ahead of, or contemporaneously with, similar portfolio decisions or strategies for a Fund (whether or not the portfolio decisions emanate from the same research analysis or other information), market impact, liquidity constraints, or other factors could result in the Fund receiving less favorable investment results, and the costs of implementing such portfolio decisions or strategies could be increased or the Fund could otherwise be disadvantaged.
Investment opportunities that are appropriate for a Fund may also be appropriate for Other Accounts and there is no assurance the Fund will receive an allocation of all or a portion of those investments it wishes to pursue. JPMIM’s management of an Other Account that pays it a performance fee or a higher management fee and follows the same or similar strategy as a Fund or invests in substantially similar assets as a Fund, creates an incentive for JPMIM to favor the account paying it the potentially higher fee, e.g., in placing securities trades.
JPMIM and its Affiliates, and any of their directors, officers or employees, also buy, sell, or trade securities for their own accounts or the proprietary accounts of JPMIM and/or an Affiliate. JPMIM or its Affiliates, within their discretion, may make different investment decisions and take other actions with respect to their own proprietary accounts than those made for client accounts, including the timing or nature of such investment decisions or actions. Further, JPMIM is not required to purchase or sell for any client account securities that it, an Affiliate or any of its or their employees may purchase or sell for their own accounts or the proprietary accounts of JPMIM or an Affiliate or its clients. JPMIM, its Affiliates and their respective directors, officers and employees face a conflict of interest as they will have income or other incentives to favor their own accounts or proprietary accounts.
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The portfolio managers of certain Funds-of-Funds have access to the holdings and may have knowledge of the investment strategies and techniques of certain underlying Funds because they are portfolio managers of separately managed accounts following similar strategies as a Fund-of-Funds. They therefore face conflicts of interest in the timing and amount of allocations to an underlying Fund, as well as in the choice of an underlying fund. JPMorgan also faces conflicts of interest when waiving certain fees if those waivers enhance performance.
The chart in Part I of this SAI entitled “Portfolio Managers’ Other Accounts Managed” shows the number, type and market value as of a specified date of the accounts and other Funds managed by each Fund’s (excluding the Money Market Funds’) portfolio managers.
Acting in Multiple Commercial Capacities. JPMorgan is a diversified financial services firm that provides a broad range of services and products to its clients and is a major participant in the global currency, equity, commodity, fixed-income and other markets in which a Fund invests or may invest. JPMorgan is typically entitled to compensation in connection with these activities and the Funds will not be entitled to any such compensation. In providing services and products to clients other than the Funds, JPMorgan, from time to time, faces conflicts of interest with respect to activities recommended to or performed for a Fund on one hand and for JPMorgan’s other clients on the other hand. For example, JPMorgan has, and continues to seek to develop, banking and other financial and advisory relationships with numerous U.S. and non-U.S. persons and governments. JPMorgan also advises and represents potential buyers and sellers of businesses worldwide. The Funds have invested in, or may wish to invest in, such entities represented by JPMorgan or with which JPMorgan has a banking or other financial relationship. In addition, certain clients of JPMorgan may invest in entities in which JPMorgan holds an interest, including a Fund. In providing services to its clients, JPMorgan from time to time recommends activities that compete with or otherwise adversely affect a Fund or the Fund’s investments. It should be recognized that such relationships may also preclude the Fund from engaging in certain transactions and may constrain the Fund’s investment flexibility. For example, Affiliates that are broker dealers cannot deal with the Funds as principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the SEC. Certain of the Funds have received exemptive orders permitting the Funds to engage in principal transactions with Affiliates involving taxable and tax exempt money market instruments. However, for the purchase and sale of longer term fixed income securities, which are generally principal transactions, the Funds cannot use broker dealer Affiliates. Or, if an Affiliate is the sole underwriter of an initial or secondary offering, the Funds could not purchase in the offering. In both cases the number of securities and counterparties available to the Funds will be fewer than are available to mutual funds that are not affiliated with major broker dealers.
JPMorgan derives ancillary benefits from providing investment advisory, custody, administration, fund accounting and shareholder servicing and other services to the Funds, and providing such services to the Funds may enhance JPMorgan’s relationships with various parties, facilitate additional business development and enable JPMorgan to obtain additional business and generate additional revenue.
Participations Adverse to the Funds. JPMorgan’s participation in certain markets or its actions for certain clients may also restrict or affect a Fund’s ability to transact in those markets and JPMorgan may face conflicts with respect to the interests involved. For example, when a Fund and another JPMorgan client invest in different parts of an issuer’s capital structure, decisions over whether to trigger an event of default, over the terms of any workout, or how to exit an investment implicate conflicts of interest. See also “Acting for Multiple Clients”.
Preferential Treatment. JPMIM receives more compensation with respect to certain Funds or Other Accounts than it receives with respect to a Fund, or receives compensation based in part on the performance of certain accounts. This creates a conflict of interest for JPMIM and its portfolio managers by providing an incentive to favor those accounts. Actual or potential conflicts of interest also arise when a portfolio manager has management responsibilities to more than one account or Fund, such as devotion of unequal time and attention to the management of the Funds or accounts.
Allocation and Aggregation. Potential conflicts of interest also arise with both the aggregation of trade orders and allocation of securities transactions or investment opportunities. Allocations of aggregated trades, particularly trade orders that were only partially filled due to limited availability, and allocation of investment opportunities raise a potential conflict of interest because JPMorgan has an incentive to allocate trades or investment opportunities to certain accounts or Funds. For example, JPMorgan has an incentive to cause accounts it manages to participate in an offering where such participation could increase JPMorgan’s overall allocation of securities in that offering. When JPMorgan serves as adviser to the Funds, as well as certain Funds-of-Funds, it faces certain potential conflicts of interest when allocating the assets
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of the Funds-of-Funds among its underlying Funds. For example, JPMorgan has an incentive to allocate assets of the Fund-of-Funds to seed a new Fund or to allocate to an underlying Fund that is small, pays higher fees to JPMorgan or to which JPMorgan has provided seed capital.
Overall Position Limits. Potential conflicts of interest also exist when JPMorgan maintains certain overall investment limitations on positions in securities or other financial instruments due to, among other things, investment restrictions imposed upon JPMorgan by law, regulation, contract or internal policies. These limitations have precluded and, in the future could preclude, a Fund from purchasing particular securities or financial instruments, even if the securities or financial instruments would otherwise meet the Fund’s objectives. For example, there are limits on the aggregate amount of investments by affiliated investors in certain types of securities that may not be exceeded without additional regulatory or corporate consent. There also are limits on the writing of options by a Fund that could be triggered based on the number of options written by JPMIM on behalf of other investment advisory clients. If certain aggregate ownership thresholds are reached or certain transactions are undertaken, the ability of a Fund to purchase or dispose of investments, or exercise rights or undertake business transactions, will be restricted.
Soft Dollars. JPMIM pays certain broker-dealers with “soft” or commission dollars generated by client brokerage transactions in exchange for access to statistical information and other research services. JPMIM faces conflicts of interest because the statistical information and other research services may benefit certain other clients of JPMIM more than a Fund and can be used in connection with the management of accounts other than the accounts whose trades generated the commissions.
Additionally, when JPMIM uses client brokerage commissions to obtain statistical information and other research services, JPMIM receives a benefit because it does not have to produce or pay for the information or other research services itself. As a result, JPMIM may have an incentive to select a particular broker-dealer in order to obtain such information and other research services from that broker-dealer, rather than to obtain the lowest price for execution.
Redemptions. JPMorgan, as a seed investor, JPMorgan Funds of Funds and JPMorgan on behalf of its discretionary clients have significant ownership in certain Funds. JPMorgan faces conflicts of interest when considering the effect of redemptions on such Funds and on other shareholders in deciding whether and when to redeem its shares. A large redemption of shares by JPMorgan, by a JPMorgan Fund of Funds or by JPMorgan acting on behalf of its discretionary clients could result in the Fund selling securities when it otherwise would not have done so, accelerating the realization of capital gains and increasing transaction costs. A large redemption could significantly reduce the assets of a Fund, causing decreased liquidity and, depending on any applicable expense caps, a higher expense ratio.
Affiliated Transactions. The Funds are subject to conflicts of interest if they engage in principal or agency transactions with other Funds or with JPMorgan. To the extent permitted by law, the Funds can enter into transactions in which JPMorgan acts as principal on its own behalf (principal transactions), advises both sides of a transaction (cross transactions) and acts as broker for, and receives a commission from, the Funds (agency transactions). Principal and agency transactions create the opportunity for JPMorgan to engage in self-dealing. JPMorgan faces a conflict of interest when it engages in a principal or agency transaction on behalf of a Fund, because such transactions result in additional compensation to JPMorgan. JPMorgan faces a potentially conflicting division of loyalties and responsibilities to the parties in these transactions.
In addition, Affiliates of JPMIM have direct or indirect interests in electronic communication networks and alternative trading systems (collectively “ECNs”). JPMIM, in accordance with its fiduciary obligation to seek to obtain best execution, from time to time executes client trades through ECNs in which an Affiliate has, or may acquire, an interest. In such case, the Affiliate will be indirectly compensated based upon its ownership percentage in relation to the transaction fees charged by the ECNs.
JPMorgan also faces conflicts of interest if a Fund purchases securities during the existence of an underwriting syndicate for such securities, of which JPMorgan is a member because JPMorgan typically receives fees for certain services that it provides to the syndicate and, in certain cases, will be relieved directly or indirectly of certain financial obligations as a result of a Fund’s purchase of securities.
Affiliated Service Providers. JPMorgan faces conflicts of interest when the Funds use service providers affiliated with JPMorgan because JPMorgan receives greater overall fees when they are used. Affiliates provide investment advisory, custody, administration, fund accounting and shareholder servicing services to the Funds for which they are compensated by the Funds. Similarly, JPMIM faces a conflict of interest if it decides to use or negotiate the terms of a credit facility for a Fund if the facility is provided by an Affiliate. In addition, in selecting actively managed underlying funds for JPMorgan Funds of Funds,
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JPMIM limits its selection to Funds in the JPMorgan family of mutual funds. JPMIM does not consider or canvass the universe of unaffiliated investment companies available, even though there may be unaffiliated investment companies that may be more appropriate for the JPMorgan Fund of Funds or that have superior returns. The JPMorgan affiliates providing services to the Funds benefit from additional fees when a Fund is included as an underlying Fund in a JPMorgan Fund of Funds.
Proxy Voting. Potential conflicts of interest can arise when JPMIM votes proxies for securities held by a Fund. A conflict is deemed to exist when the proxy is for JPMorgan Chase & Co. stock or for J.P. Morgan Funds, or when the proxy administrator has actual knowledge indicating that an Affiliate is an investment banker or rendered a fairness opinion with respect to the matter that is the subject of the proxy vote. When such conflicts are identified, the proxy will be voted by an independent third party either in accordance with JPMIM’s proxy voting guidelines or by the third party using its own guidelines. Potential conflicts of interest can arise when JPMIM invests Fund assets in securities of companies that are also clients of JPMIM or that have material business relationships with JPMIM or an Affiliate and a vote against management could harm or otherwise affect JPMIM’s or the Affiliate’s business relationship with that company. See the Proxy Voting section in this SAI.
Lending. JPMorgan faces conflicts of interest with respect to interfund lending or the JPMorgan Chase Bank, N.A. credit facility, which could harm the lending or the borrowing Fund if JPMorgan favors one Fund’s or JPMorgan’s interests over those of another Fund. If a Fund engages in securities lending transactions, JPMIM faces a conflict of interest when a JPMIM affiliate operates as a service provider in the securities lending transaction or otherwise receives compensation as part of the securities lending activities.
Personal Trading. JPMorgan and any of its directors, officers, agents or employees, face conflicts of interest when transacting in securities for their own accounts because they could benefit by trading in the same securities as a Fund, which could have an adverse effect on a Fund.
Valuation. JPMIM acting in its capacity as the Funds’ administrator is the primary valuation agent of the Funds. JPMIM values securities and assets in the Funds according to the Funds’ valuation policies. From time to time JPMIM will value an asset differently than an Affiliate values the identical asset, including because the Affiliate has information regarding valuation techniques and models or other information that it does not share with JPMIM. This arises particularly in connection with securities or other assets for which market quotations are not readily available or for which market quotations do not represent the value at the time of pricing (e.g., startup companies) and which are fair valued. JPMIM will also face a conflict with respect to valuations as they affect the amount of JPMIM’s compensation as investment adviser and administrator.
Information Access. As a result of JPMorgan’s various other businesses, Affiliates, from time to time, come into possession of information about certain markets and investments which, if known to JPMIM, could cause JPMIM to seek to dispose of, retain or increase interests in investments held by a Fund or acquire certain positions on behalf of a Fund. However, JPMorgan’s internal information barriers restrict JPMIM’s ability to access such information even when it would be relevant to its management of the Funds. Such Affiliates can trade differently from the Funds potentially based on information not available to JPMIM. If JPMIM acquires or is deemed to acquire material non-public information regarding an issuer, JPMIM will be restricted from purchasing or selling securities of that issuer for its clients, including a Fund, until the information has been publicly disclosed or is no longer deemed material. (Such an issuer could include an underlying Fund in a Fund-of-Funds.)
Gifts and Entertainment. From time to time, employees of JPMIM receive gifts and/or entertainment from clients, intermediaries, or service providers to the Funds or JPMIM, which could have the appearance of affecting or may potentially affect the judgment of the employees, or the manner in which they conduct business.
For Funds with Sub-Advisers: Additional Potential Conflicts of Interest
The Advisers to certain Funds have engaged affiliated and/or unaffiliated sub-advisers. The Adviser compensates sub-advisers out of the advisory fees it receives from the Fund, which creates an incentive for the Adviser to select sub-advisers with lower fee rates or to select affiliated sub-advisers. In addition, the sub-advisers have interests and relationships that create actual or potential conflicts of interest related to their management of the assets of the Funds allocated to such sub-advisers. Such conflicts of interest may be similar to, different from or supplement those conflicts described herein relating to JPMorgan. For example, in the case of the JPMorgan Multi-Manager Alternatives Fund, JPMorgan Alternative Asset Management, Inc. (“JPMAAM”), its investment adviser, primarily acts as a manager of managers in
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respect of that Fund and other funds it advises. Because the sub-advisers engage in direct trading strategies for the Fund assets allocated to them, the sub-advisers have potential conflicts of interest related to the investment of client assets in securities and other instruments that would not apply to JPMAAM unless JPMAAM is also engaging in direct trading strategies, or could apply to JPMAAM in a different or more limited manner. Such potential conflicts relate to the sub-advisers’ trading and investment practices, including, but not limited to, their selection of broker-dealers, aggregation of orders for multiple clients or netting of orders for the same client and the investment of client assets in companies in which they have an interest. Additional information about potential conflicts of interest regarding the sub-advisers is set forth in each sub-adviser’s Form ADV. A copy of Part 1 and Part 2 of each sub-adviser’s Form ADV is available on the SEC’s website (www.adviserinfo.sec.gov).
Fuller & Thaler. Responsibility for managing Fuller & Thaler’s investment strategies is generally organized according to investment styles (growth, value or a combination of growth and value) and market capitalization (micro-cap, small-cap, or large-cap). Generally, a portfolio manager is responsible for managing all the client portfolios with a certain investment style and market capitalization. Therefore, portfolio holdings, relative position sizes and industry and sector exposures tend to be similar across portfolios in the same strategy, which minimizes the potential for conflicts of interest.
Fuller & Thaler may receive more compensation with respect to certain accounts than that received with respect to the Funds. Such greater compensation may be attributable to the fact that some accounts may be larger than the Funds, some accounts may pay a higher management fee rate than the Funds, or some accounts may also pay a performance fee unlike the Funds. This may create a potential conflict of interest for Fuller & Thaler or its portfolio managers by providing an incentive to favor these other accounts when, for example, placing securities transactions. Fuller & Thaler may have an incentive to allocate securities that are expected to increase in value to favored accounts. To address this, Fuller & Thaler has established policies designed to achieve fair and equitable allocation of investment opportunities among its clients over time. As a matter of general policy, Fuller & Thaler aggregates orders for the same equity security placed at around the same time. When aggregated trades are executed, whether fully or partially executed, accounts participating in the trade will be allocated their pro rata share on an average price basis, subject to certain limited exceptions. In the event pro rata allocation may not be feasible or in the best interest of its clients, Fuller & Thaler may rotate trades or seek to otherwise allocate transactions in a fair and equitable manner over time.
Another potential conflict of interest may be perceived to arise if transactions in one account closely follow related transactions in a different account, such as when a purchase increases the cost of securities subsequently purchased by another account, or when a sale in one account lowers the sale price received in a sale by a second account. Further, if Fuller & Thaler manages accounts that engage in short sales of securities of the type in which the Funds invest, Fuller & Thaler could be seen as harming the performance of a Fund for the benefit of the accounts engaging in short sales if the short sales cause the market value of the securities to fall.
Fuller & Thaler believes it has adopted policies and procedures to address actual and potential conflicts of interest; however, there is no guarantee that such policies and procedures will detect each and every situation in which a conflict may arise.
For details of the dollar range of shares of each Fund (excluding the Money Market Funds) beneficially owned by the portfolio managers, see “PORTFOLIO MANAGERS — Ownership of Securities” in Part I of this SAI.
PORTFOLIO MANAGER COMPENSATION
JPMorgan’s portfolio managers participate in a competitive compensation program that is designed to attract, retain and motivate talented people and closely link the performance of investment professionals to client investment objectives. JPMorgan manages compensation on a total compensation basis, the components being base salary fixed from year to year and a variable discretionary incentive award. Base salaries are reviewed annually and awarded based on individual performance and business results taking into account level and scope of position, experience and market competitiveness. The variable discretionary performance based incentive award consists of cash incentives and deferred compensation which includes mandatory notional investments (as described below) in selected mutual funds advised by JPMorgan or its affiliates (“Mandatory Investment Plan”). These elements reflect individual performance and the performance of JPMorgan’s business as a whole. Each portfolio manager’s performance is formally evaluated annually based on a variety of factors including the aggregate size and blended performance of the portfolios such portfolio manager manages, individual contribution relative to client risk and return
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objectives, and adherence with JPMorgan’s compliance, risk and regulatory procedures. In evaluating each portfolio manager’s performance with respect to the mutual funds he or she manages, the pre-tax performance of the funds (or the portion of the funds managed by the portfolio manager) is compared to the appropriate market peer group and to competitive indices JPMorgan has identified for the investment strategy over short-, medium-, and long-term time horizons’ (or such shorter time as the portfolio manager has managed the funds). Investment performance is generally more heavily weighted to the long-term.
Deferred compensation granted as part of an employee’s annual incentive compensation comprises from 0% to 60% of a portfolio manager’s total performance based incentive. As the level of incentive compensation increases, the percentage of compensation awarded in deferred incentives also increases. JPMorgan’s portfolio managers are required to notionally invest a certain percentage of their deferred compensation (typically 20% to 50% depending on the level of compensation) into the selected funds they manage. The remaining portion of the non-cash incentive is elective and may be notionally invested in any of the other mutual funds available in the Mandatory Investment Plan which may include JPMorgan restricted stock unit, depending upon the employee’s election. When these awards vest over time (typically 3 years), the portfolio manager receives cash equal to the market value of the notional investment in the selected mutual funds or shares of JPMorgan common stock.
Fuller & Thaler. Fuller & Thaler’s competitive compensation and stock purchase and deferred compensation programs serve as strong incentives for superior performance and give key professionals further incentive to remain with and grow the firm and serve its clients.
Fuller & Thaler’s investment professionals are compensated with total cash compensation that is generally in line with or above industry averages. In addition to competitive base salaries, Fuller & Thaler’s investment professionals receive subjective year-end bonuses that are a function of individual performance based on the professional’s contributions to the firm, of the individual’s position in the firm, and of the profitability of the firm. For portfolio managers, the performance of the assets they manage relative to benchmarks may be considered when the firm determines bonus compensation, however, it is only one of a number of factors.
Fuller & Thaler has also implemented an incentive program that allows key professionals to acquire equity in the firm and receive deferred compensation based on period of service to the firm. The amount of stock each key professional is eligible to purchase is determined annually by the Executive Stock Purchase Plan Committee.
CODES OF ETHICS
The Trusts, the Advisers and JPMDS have each adopted codes of ethics pursuant to Rule 17j-1 under the 1940 Act (and pursuant to Rule 204A-1 under the Advisers Act with respect to the Advisers).
The Trusts’ code of ethics includes policies which require “access persons” (as defined in Rule 17j-1) to: (i) place the interest of Trust shareholders first; (ii) conduct personal securities transactions in a manner that avoids any actual or potential conflict of interest or any abuse of a position of trust and responsibility; and (iii) refrain from taking inappropriate advantage of his or her position with the Trusts or a Fund. The Trusts’ code of ethics prohibits any access person from: (i) employing any device, scheme or artifice to defraud the Trusts or a Fund; (ii) making to the Trusts or a Fund any untrue statement of a material fact or omit to state to the Trusts or a Fund a material fact necessary in order to make the statements made, in light of the circumstances under which they are made, not misleading; (iii) engaging in any act, practice, or course of business which operates or would operate as a fraud or deceit upon the Trusts or a Fund; or (iv) engaging in any manipulative practice with respect to the Trusts or a Fund. The Trusts’ code of ethics permits personnel subject to the code to invest in securities, including securities that may be purchased or held by a Fund so long as such investment transactions are not in contravention of the above noted policies and prohibitions.
The code of ethics adopted by the Advisers requires that all employees must: (i) place the interest of the accounts which are managed by the Adviser first; (ii) conduct all personal securities transactions in a manner that is consistent with the code of ethics and the individual employee’s position of trust and responsibility; and (iii) refrain from taking inappropriate advantage of their position. Employees of each Adviser are also prohibited from certain mutual fund trading activity including excessive trading of shares of a mutual fund as described in the applicable Fund’s Prospectuses or SAI and effecting or facilitating a mutual fund transaction to engage in market timing. The Advisers’ code of ethics permits personnel subject to the code to invest in securities, including securities that may be purchased or held by a Fund subject to
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certain restrictions. However, all employees are required to preclear securities trades (except for certain types of securities such as non-proprietary mutual fund shares and U.S. government securities). Each of the Adviser’s affiliated sub-advisers has also adopted the code of ethics described above.
JPMDS’s code of ethics requires that all employees of JPMDS must: (i) place the interest of the accounts which are managed by affiliates of JPMDS first; (ii) conduct all personal securities transactions in a manner that is consistent with the code of ethics and the individual employee’s position of trust and responsibility; and (iii) refrain from taking inappropriate advantage of their positions. Employees of JPMDS are also prohibited from certain mutual fund trading activity, including excessive trading of shares of a mutual fund as such term is defined in the applicable Fund’s Prospectuses or SAI, or effecting or facilitating a mutual fund transaction to engage in market timing. JPMDS’s code of ethics permits personnel subject to the code to invest in securities, including securities that may be purchased or held by the Funds subject to the policies and restrictions in such code of ethics.
PORTFOLIO TRANSACTIONS
Investment Decisions and Portfolio Transactions. Pursuant to the Advisory and sub-advisory Agreements, the Advisers determine, subject to the general supervision of the Board of Trustees of the Trusts and in accordance with each Fund’s investment objective and restrictions, which securities are to be purchased and sold by each such Fund and which brokers are to be eligible to execute its portfolio transactions. The Advisers operate independently in providing services to their respective clients. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved. Thus, for example, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In some instances, one client may sell a particular security to another client. It also happens that two or more clients may simultaneously buy or sell the same security, in which event each day’s transactions in such security are, insofar as possible, averaged as to price and allocated between such clients in a manner which in the opinion of the Adviser is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients.
Brokerage and Research Services. On behalf of the Funds, a Fund’s Adviser places orders for all purchases and sales of portfolio securities, enters into repurchase agreements, and may enter into reverse repurchase agreements and execute loans of portfolio securities on behalf of a Fund unless otherwise prohibited. See “Investment Strategies and Policies.”
Fixed income and debt securities and municipal bonds and notes are generally traded at a net price with dealers acting as principal for their own accounts without a stated commission. The price of the security usually includes profit to the dealers. In underwritten offerings, securities are purchased at a fixed price, which includes an amount of compensation to the underwriter, generally referred to as the underwriter’s concession or discount. Transactions on stock exchanges (other than foreign stock exchanges) involve the payment of negotiated brokerage commissions. Such commissions vary among different brokers. Also, a particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign securities generally involve payment of fixed brokerage commissions, which are generally higher than those in the U.S. On occasion, certain securities may be purchased directly from an issuer, in which case no commissions or discounts are paid.
In connection with portfolio transactions, the overriding objective is to obtain the best execution of purchase and sales orders. In making this determination, the Adviser considers a number of factors including, but not limited to: the price per unit of the security, the broker’s execution capabilities, the commissions charged, the broker’s reliability for prompt, accurate confirmations and on-time delivery of securities, the broker-dealer firm’s financial condition, the broker’s ability to provide access to public offerings, as well as the quality of research services provided. As permitted by Section 28(e) of the Securities Exchange Act, the Adviser may cause the Funds to pay a broker-dealer which provides brokerage and research services to the Adviser, or the Funds and/or other accounts for which the Adviser exercises investment discretion an amount of commission for effecting a securities transaction for a Fund in excess of the amount other broker-dealers would have charged for the transaction if the Adviser determines in good faith that the greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of either a particular transaction or the Adviser’s overall responsibilities to accounts over which it exercises investment discretion. Not all such services are useful or of value in advising the Funds. The Adviser reports to the Board of Trustees regarding overall commissions paid by the Funds and their reasonableness in relation to
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the benefits to the Funds. In accordance with Section 28(e) of the Securities Exchange Act and consistent with applicable SEC guidance and interpretation, the term “brokerage and research services” includes (i) advice as to the value of securities; (ii) the advisability of investing in, purchasing or selling securities; (iii) the availability of securities or of purchasers or sellers of securities; (iv) furnishing analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; and (v) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody) or required by rule or regulation in connection with such transactions.
Brokerage and research services received from such broker-dealers will be in addition to, and not in lieu of, the services required to be performed by an Adviser under the Advisory Agreement (or with respect to a Sub-Adviser, under the sub-advisory agreement). The fees that the Funds pay to the Adviser are not reduced as a consequence of the Adviser’s receipt of brokerage and research services. To the extent the Funds’ portfolio transactions are used to obtain such services, the brokerage commissions paid by the Funds may exceed those that might otherwise be paid by an amount that cannot be presently determined. Such services generally would be useful and of value to the Adviser in serving one or more of its other clients and, conversely, such services obtained by the placement of brokerage business of other clients generally would be useful to the Adviser in carrying out its obligations to the Funds. While such services are not expected to reduce the expenses of the Adviser, the Adviser would, through use of the services, avoid the additional expenses that would be incurred if it should attempt to develop comparable information through its own staff.
Subject to the overriding objective of obtaining the best execution of orders, the Adviser may allocate a portion of a Fund’s brokerage transactions to affiliates of the Adviser. Under the 1940 Act, persons affiliated with a Fund and persons who are affiliated with such persons are prohibited from dealing with the Fund as principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the SEC. The SEC has granted exemptive orders permitting each Fund to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable and tax exempt money market instruments (including commercial paper, banker acceptances and medium term notes) and repurchase agreements. The orders are subject to certain conditions. An affiliated person of a Fund may serve as its broker in listed or over-the-counter transactions conducted on an agency basis provided that, among other things, the fee or commission received by such affiliated broker is reasonable and fair compared to the fee or commission received by non-affiliated brokers in connection with comparable transactions.
In addition, a Fund may not purchase securities during the existence of any underwriting syndicate for such securities of which JPMorgan Chase Bank or an affiliate is a member or in a private placement in which JPMorgan Chase Bank or an affiliate serves as placement agent, except pursuant to procedures adopted by the Board of Trustees that either comply with rules adopted by the SEC or with interpretations of the SEC’s staff. Each Fund expects to purchase securities from underwriting syndicates of which certain affiliates of JPMorgan Chase act as a member or manager. Such purchases will be effected in accordance with the conditions set forth in Rule 10f-3 under the 1940 Act and related procedures adopted by the Trustees, including a majority of the Trustees who are not “interested persons” of a Fund. Among the conditions are that the issuer of any purchased securities will have been in operation for at least three years, that not more than 25% of the underwriting will be purchased by a Fund and all other accounts over which the same investment adviser has discretion, and that no shares will be purchased from JPMDS or any of its affiliates.
On those occasions when the Adviser deems the purchase or sale of a security to be in the best interests of a Fund as well as other customers, including other Funds, the Adviser, to the extent permitted by applicable laws and regulations, may, but is not obligated to, aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for other customers in order to obtain best execution, including lower brokerage commissions if appropriate. In such event, allocation of the securities so purchased or sold as well as any expenses incurred in the transaction will be made by the Adviser in the manner it considers to be most equitable and consistent with its fiduciary obligations to its customers, including the Funds. In some instances, the allocation procedure might not permit a Fund to participate in the benefits of the aggregated trade.
If a Fund that writes options effects a closing purchase transaction with respect to an option written by it, normally such transaction will be executed by the same broker-dealer who executed the sale of the option. The writing of options by a Fund will be subject to limitations established by each of the exchanges governing the maximum number of options in each class which may be written by a single investor or group of investors acting in concert, regardless of whether the options are written on the same or different
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exchanges or are held or written in one or more accounts or through one or more brokers. The number of options that a Fund may write may be affected by options written by the Adviser for other investment advisory clients. An exchange may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.
Allocation of transactions, including their frequency, to various broker-dealers is determined by a Fund’s Adviser based on its best judgment and in a manner deemed fair and reasonable to Shareholders and consistent with the Adviser’s obligation to obtain the best execution of purchase and sales orders. In making this determination, the Adviser considers the same factors for the best execution of purchase and sales orders listed above. Accordingly, in selecting broker-dealers to execute a particular transaction, and in evaluating the best overall terms available, a Fund’s Adviser is authorized to consider the brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act) provided to the Funds and/or other accounts over which a Fund’s Adviser exercises investment discretion. A Fund’s Adviser may cause a Fund to pay a broker-dealer that furnishes brokerage and research services a higher commission than that which might be charged by another broker-dealer for effecting the same transaction, provided that a Fund’s Adviser determines in good faith that such commission is reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either the particular transaction or the overall responsibilities of a Fund’s Adviser to the Funds. To the extent such services are permissible under the safe harbor requirements of Section 28(e) of the Securities Exchange Act and consistent with applicable SEC guidance and interpretation, such brokerage and research services might consist of advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, the availability of securities or purchasers or sellers of securities; analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts, market data, stock quotes, last sale prices, and trading volumes. Shareholders of the Funds should understand that the services provided by such brokers may be useful to a Fund’s Adviser in connection with its services to other clients and not all the services may be used by the Adviser in connection with the Fund.
Under the policy for JPMIM, “soft dollar” services refer to arrangements that fall within the safe harbor requirements of Section 28(e) of the Securities Exchange Act, as amended, which allow JPMIM to allocate client brokerage transactions to a broker-dealer in exchange for products or services that are research and brokerage-related and provide lawful and appropriate assistance in the performance of the investment decision-making process. These services include third party research, market data services, and proprietary broker-dealer research. The Funds receive proprietary research where broker-dealers typically incorporate the cost of such research into their commission structure. Many brokers do not assign a hard dollar value to the research they provide, but rather bundle the cost of such research into their commission structure. It is noted in this regard that some research that is available only under a bundled commission structure is particularly important to the investment process. However, the Funds, other than the U.S. Equity Funds (except the JPMorgan Equity Index Fund), JPMorgan Research Market Neutral Fund, JPMorgan Realty Income Fund, JPMorgan Research Equity Long/Short Fund, and JPMorgan Tax Aware Equity Fund, do not participate in soft dollar arrangements for market data services and third-party research.
The U.S. Equity Funds (except the JPMorgan Equity Index Fund), JPMorgan Research Market Neutral Fund, JPMorgan Realty Income Fund, and JPMorgan Tax Aware Equity Fund participate in soft dollar arrangements whereby a broker-dealer provides market data services and third-party research in addition to proprietary research. In order to obtain such research, the Adviser may utilize a Client Commission Arrangement (“CCA”). CCAs are agreements between an investment adviser and executing broker whereby the investment adviser and the broker agree to allocate a portion of commissions to a pool of credits maintained by the broker that are used to pay for eligible brokerage and research services. The Adviser will only enter into and utilize CCAs to the extent permitted by Section 28(e) of the Securities Exchange Act. As required by interpretive guidance issued by the SEC, any CCAs entered into by the Adviser with respect to commissions generated by the U.S. Equity Funds will provide that: (1) the broker-dealer pay the research preparer directly; and (2) the broker-dealer take steps to assure itself that the client commissions that the Adviser directs it to use to pay for such services are only for eligible research under Section 28(e).
JPMAAM itself generally does not execute individual securities trading but instead allocates client assets to sub-advisers who execute securities trading or to underlying funds. JPMAAM performs due diligence prior to allocating client assets to sub-advisers or to underlying funds and that due diligence includes a review of the sub-advisers’ and/or underlying funds’ trading practices. Periodically thereafter, such due diligence includes a review of the best execution policies of the sub-advisers and the underlying
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funds’ investment advisers. JPMAAM does not engage in any soft dollar arrangements at this time, although it will review and perform diligence on the soft dollar policies and practices of any sub-advisers it allocates assets to and of underlying fund in which it invests client assets.
Investment decisions for each Fund are made independently from those for the other Funds or any other investment company or account managed by an Adviser. Any such other investment company or account may also invest in the same securities as the Trusts. When a purchase or sale of the same security is made at substantially the same time on behalf of a given Fund and another Fund, investment company or account, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner which the Adviser of the given Fund believes to be equitable to the Fund(s) and such other investment company or account. In some instances, this procedure may adversely affect the price paid or received by a Fund or the size of the position obtained by a Fund. To the extent permitted by law, the Adviser may aggregate the securities to be sold or purchased by it for a Fund with those to be sold or purchased by it for other Funds or for other investment companies or accounts in order to obtain best execution. In making investment recommendations for the Trusts, the Adviser will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Trusts is a customer of the Adviser or their parents or subsidiaries or affiliates and in dealing with its commercial customers, the Adviser and their respective parent, subsidiaries, and affiliates will not inquire or take into consideration whether securities of such customers are held by the Trusts.
Effective January 2018, pursuant to the second Markets in Financial Instruments Directive (“MiFID II”), investment managers in the European Union (“EU”), including a segment of the operations of the Adviser, are required to either pay for research out of their own resources or agree with clients to have research costs paid by clients through research payment accounts that are funded out of trading commissions or by a specific client research charge, provided that the payments for research are unbundled from the payments for execution. Where such a restriction applies, the Adviser will pay for any research out of its own resources and not through soft dollars or CCAs. Additionally, MiFID II may have practical ramifications outside the EU. For example, U.S. asset managers acting under the delegated authority of an EU-based asset manager and U.S. asset managers that are part of a global asset management group with one or more EU affiliates may, in practice, have to restructure the way they procure, value and pay for research under U.S. laws and regulations to more closely align with the requirements under MiFID II. It is difficult to predict the full impact of MiFID II on the Funds, the Adviser and any sub-advisers.
Sub-Advisers
Sub-Adviser may place orders for the purchase and sale of securities that are held in the Fund. In executing portfolio transactions and selecting brokers or dealers, it is the policy and principal objective of each Sub-Adviser to seek best execution. Each Sub-Adviser is required to consider all factors that it deems relevant when assessing best execution for the Fund, including, for example, the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any (for the specific transaction and on a continuing basis).
In addition, when selecting brokers to execute transactions and in evaluating the best execution, each Sub-Adviser is authorized to consider the brokerage and research services (as defined in Section 28(e) of the Securities Exchange Act of 1934, as amended), provided by the broker. Each Sub-Adviser is also authorized to cause the Fund to pay a commission to a broker who provides such brokerage and research services for executing a portfolio transaction which is in excess of the amount of commission another broker would have charged for effecting that transaction. Each Sub-Adviser must determine in good faith, however, that such commission was reasonable in relation to the value of the brokerage and research services provided viewed in terms of that particular transaction or in terms of all the accounts over which each Sub-Adviser exercises investment discretion. Brokerage and research services received from such brokers will be in addition to, and not in lieu of, the services required to be performed by each Sub-Adviser. The Fund may purchase and sell portfolio securities through brokers who provide a Sub-Adviser with brokerage and research services.
The fees of each Sub-Adviser are not reduced by reason of its receipt of such brokerage and research services. Generally, a Sub-Adviser does not provide any services to the Fund except portfolio investment management and related record-keeping services. The Adviser may request that a Sub-Adviser employ certain specific brokers who have agreed to pay certain Fund expenses. The use of such brokers is subject to best execution, and there is no specific amount of brokerage that is required to be placed through such brokers.
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It is possible that certain of the services received by a Sub-Adviser attributable to a particular transaction will primarily benefit one or more other accounts for which investment discretion is exercised by the Sub-Adviser.
For details of brokerage commissions paid by the Funds, see “BROKERAGE AND RESEARCH SERVICES — Brokerage Commissions” in Part I of this SAI.
For details of the Funds’ ownership of securities of the Funds’ regular broker dealers, see “BROKERAGE AND RESEARCH SERVICES — Securities of Regular Broker-Dealers” in Part I of this SAI.
OVERVIEW OF SERVICE PROVIDER AGREEMENTS
The following sections provide an overview of the J.P. Morgan Funds’ agreements with various service providers including the Administrator, Distributor, Custodian, Transfer Agent, and Shareholder Servicing Agent. As indicated below, some of the service agreements for the JPMorgan SmartRetirement Blend Funds and other J.P. Morgan Funds are different than the services agreements for the other JPMorgan SmartRetirement Funds. For purposes of distinguishing between the agreements and expenses, the JPMorgan SmartRetirement Funds other than the JPMorgan SmartRetirement Blend Funds are referred to in the following as the “JPMorgan SR Funds.”
ADMINISTRATOR
JPMIM (the “Administrator”)1 serves as the administrator to the Funds, pursuant to an Administration Agreement dated February 19, 2005, as amended from time to time (the “Administration Agreement”), between the Trusts, on behalf of the Funds, and JPMIM, JPMDS and JPMorgan Chase Bank and an indirect, wholly-owned subsidiary of JPMorgan Chase.
Pursuant to the Administration Agreement, JPMIM performs or supervises all operations of each Fund for which it serves (other than those performed under the advisory agreement, any sub-advisory agreements, the custodian and fund accounting agreement, and the transfer agency agreement for that Fund). Under the Administration Agreement, JPMIM has agreed to maintain the necessary office space for the Funds, and to furnish certain other services required by the Funds with respect to each Fund. The Administrator prepares annual and semi-annual reports to the SEC, prepares federal and state tax returns and generally assists in all aspects of the Funds’ operations other than those performed under the advisory agreement, any sub-advisory agreements, the custodian and fund accounting agreement, and the transfer agency agreement. JPMIM may, at its expense, subcontract with any entity or person concerning the provision of services under the Administration Agreement. JPMorgan Chase Bank serves as the Funds’ sub-administrator (the “Sub-administrator”). The Administrator pays JPMorgan Chase Bank a fee for its services as the Funds’ Sub-administrator.
If not terminated, the Administration Agreement continues in effect for annual periods beyond October 31 of each year, provided that such continuance is specifically approved at least annually by the vote of a majority of those members of the Board of Trustees who are not parties to the Administration Agreement or interested persons of any such party. The Administration Agreement may be terminated without penalty, on not less than 60 days’ prior written notice, by the Board of Trustees of each Trust or by JPMIM. The termination of the Administration Agreement with respect to one Fund will not result in the termination of the Administration Agreement with respect to any other Fund.
The Administration Agreement provides that JPMIM shall not be liable for any error of judgment or mistake of law or any loss suffered by the Funds in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or negligence in the performance of its duties, or from the reckless disregard by it of its obligations and duties thereunder.
In consideration of the services to be provided by JPMIM pursuant to the Administration Agreement, JPMIM receives from each Fund a pro rata portion of a fee computed daily and paid monthly at an annual rate equal to 0.15% of the first $25 billion of average daily net assets of all funds in the J.P. Morgan Funds Complex (excluding certain funds of funds and the series of J.P. Morgan Funds Complex that operate as money market funds (each a “Money Market Fund”)) and 0.075% of average daily net assets of all funds

[1]	JPMorgan Funds Management, Inc. (“JPMFM”), the former Administrator, was merged with and into JPMIM effective April 1, 2016.
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in the J.P. Morgan Funds Complex (excluding certain funds of funds and the Money Market Funds) over $25 billion of such assets. For purposes of this paragraph, the “J.P. Morgan Funds Complex” includes most of the open-end investment companies in the J.P. Morgan Funds Complex, including the series of the former One Group Mutual Funds.
With respect to the Money Market Funds, in consideration of the services provided by JPMIM pursuant to the Administration Agreement, JPMIM will receive from each Fund a pro-rata portion of a fee computed daily and paid monthly at an annual rate of 0.10% on the first $100 billion of the average daily net assets of all the money market funds in the J.P. Morgan Funds Complex and 0.05% of the average daily net assets of the money market funds in the J.P. Morgan Funds Complex over $100 billion. For purposes of this paragraph, the “J.P. Morgan Funds Complex” includes most of the open-end investment companies in the J.P. Morgan Funds Complex including the series of the former One Group Mutual Funds.
With respect to the Investor Funds and JPMorgan Diversified Real Return Fund, in consideration of the services provided by JPMIM pursuant to the Administration Agreement, JPMIM will receive from each Fund a pro rata portion of a fee computed daily and paid monthly at an annual rate of 0.10% of the first $500 million of average daily net assets of all the Investor Funds and JPMorgan Diversified Real Return Fund in the J.P. Morgan Funds Complex, 0.075% of certain Funds of Funds’ average daily net assets between $500 million and $1 billion and 0.05% of certain Funds of Funds’ average daily net assets in excess of $1 billion.
JPMIM does not charge a fee for providing administrative services to the JPMorgan SR Funds under the Administration Agreement, but does receive fees for its services to the acquired funds.
For details of the administration and administrative services fees paid or accrued, see “ADMINISTRATOR — Administration Fees” in Part I of this SAI.
DISTRIBUTOR
JPMDS serves as the distributor for all the Trusts and holds itself available to receive purchase orders for shares of each of the Funds. In that capacity, JPMDS has been granted the right, as agent of each Trust, to solicit and accept orders for the purchase of shares of each of the Funds in accordance with the terms of the Distribution Agreement between each Trust and JPMDS. JPMDS began serving as JPMT II’s distributor pursuant to a Distribution Agreement dated as of April 1, 2002. JPMDS is an affiliate of the Advisers, the Administrator and JPMorgan Chase Bank and is an indirect, wholly-owned subsidiary of JPMorgan Chase. The principal offices of JPMDS are located at 1111 Polaris Parkway, Columbus, OH 43240.
Unless otherwise terminated, the Distribution Agreement with JPMDS will continue in effect for successive one-year terms if approved at least annually by: (a) the vote of the Board of Trustees, including the vote of a majority of those members of the Board of Trustees who are not parties to the Distribution Agreement or interested persons of any such party, cast in person at a meeting for the purpose of voting on such approval, or (b) the vote of a majority of the outstanding voting securities of the Fund. The Distribution Agreement may be terminated without penalty on not less than 60 days’ prior written notice by the Board of Trustees, by vote of majority of the outstanding voting securities of the Fund or by JPMDS. The termination of the Distribution Agreement with respect to one Fund will not result in the termination of the Distribution Agreement with respect to any other Fund. The Distribution Agreement may also be terminated in the event of its assignment, as defined in the 1940 Act. JPMDS is a broker-dealer registered with the SEC and is a member of the Financial Industry Regulatory Authority (“FINRA”).
For details of the compensation paid to the principal underwriter, JPMDS, see “DISTRIBUTOR —Compensation paid to JPMDS” in Part I of this SAI.
DISTRIBUTION PLAN
Certain Funds have adopted a plan of distribution pursuant to Rule 12b-1 under the 1940 Act (the “Distribution Plan”) on behalf of the Class A Shares, Class C Shares, Class R2 Shares, Class R3 Shares, Class T Shares, Cash Management Shares, Morgan Shares, Reserve Shares, Service Shares, Eagle Shares and E*TRADE Class Shares of the applicable Funds, which provides that each of such classes shall pay for distribution services a distribution fee (the “Distribution Fee”) to JPMDS, at annual rates not to exceed the amounts set forth in each applicable Fund’s prospectuses. The Class L Shares (formerly Institutional Class Shares for certain Funds), Class I Shares (formerly Select Class Shares), Institutional Class Shares, Class R4 Shares, Class R5 Shares, Investor Shares, Class R6 Shares, IM Shares, Premier Shares, Capital
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Shares, Direct Shares, Agency Shares and Eagle Private Wealth Class Shares of the Funds have no Distribution Plan. Effective June 19, 2015, Class B Shares were converted into Class A Shares (Morgan Shares for the Money Market Funds).
The Distribution Fees are paid by the Funds to JPMDS as compensation for its services and expenses in connection with the sale and distribution of Fund shares. JPMDS in turn pays all or part of these Distribution Fees to Financial Intermediaries that have agreements with JPMDS to sell shares of the Funds. In addition, JPMDS may use the Distribution Fees payable under the Distribution Plan to finance any other activity that is primarily intended to result in the sale of Shares, including, but not limited to, (i) the development, formulation and implementation of marketing and promotional activities, including direct mail promotions and television, radio, magazine, newspaper, electronic and media advertising; (ii) the preparation, printing and distribution of prospectuses, statements of additional information and reports and any supplements thereto (other than prospectuses, statements of additional information and reports and any supplements thereto used for regulatory purposes or distributed to existing shareholders of each Fund); (iii) the preparation, printing and distribution of sales and promotional materials and sales literature which is provided to various entities and individuals, including brokers, dealers, financial institutions, financial intermediaries, shareholders, and prospective investors in each Fund; (iv) expenditures for sales or distribution support services, including meetings with and assistance to brokers, dealers, financial institutions, and financial intermediaries and in-house telemarketing support services and expenses; (v) preparation of information, analyses, surveys, and opinions with respect to marketing and promotional activities, including those based on meetings with and feedback from JPMDS’s sales force and others including potential investors, shareholders and financial intermediaries; (vi) commissions, incentive compensation, finders’ fees, or other compensation paid to, and expenses of employees of JPMDS, brokers, dealers, and other financial institutions and financial intermediaries that are attributable to any distribution and/or sales support activities, including interest expenses and other costs associated with financing of such commissions, incentive compensation, other compensation, fees, and expenses; (vii) travel, promotional materials, equipment, printing, delivery and mailing costs, overhead and other office expenses of JPMDS and its sales force attributable to any distribution and/or sales support activities, including meetings with brokers, dealers, financial institutions and financial intermediaries in order to provide them with information regarding the Funds and their investment process and management; (viii) the costs of administering the Distribution Plan; (ix) expenses of organizing and conducting sales seminars; and (x) any other costs and expenses relating to any distribution and/or sales support activities. Activities intended to promote one class of shares of a Fund may also benefit the Fund’s other shares and other Funds. Anticipated benefits to the Funds that may result from the adoption of the Distribution Plan are economic advantages achieved through economies of scale and enhanced viability if the Funds accumulate a critical mass.
Class A, Class C, Class T and Class R2 Shares. Class A and Class T Shares of the Funds pay a Distribution Fee of 0.25% of average daily net assets. Class R2 Shares of the Funds pay a Distribution Fee of 0.50% of average daily net assets. Class C Shares of the Funds pay a Distribution Fee of 0.75% of average daily nets assets. JPMDS currently expects to pay sales commissions to a dealer at the time of sale of Class C Shares of the Funds of up to 1.00% of the purchase price of the shares sold by such dealer. JPMDS will use its own funds (which may be borrowed or otherwise financed) to pay such commissions and generally recoups such amounts through collection of the Distribution and Shareholder Servicing Fee and any contingent deferred sales charge (“CDSC”) for the first year following the purchase of such shares. Distribution Fees paid to JPMDS under the Distribution Plan may be paid by JPMDS to broker-dealers as distribution fees in an amount not to exceed 0.25% annualized of the average daily net asset value of the Class A and Class T Shares or 0.75% annualized of the average daily net asset value of the Class C Shares or 0.50% annualized of the average daily net asset value of the Class R2 Shares maintained in a Fund by such broker-dealers’ customers. Such payments on Class A, Class T and Class R2 Shares will be paid to broker- dealers promptly after the shares are purchased. Such payments on Class C Shares will be paid to broker-dealers beginning in the 13th month following the purchase of such shares, except certain broker/dealers who have sold Class C Shares to certain defined contribution plans and who have waived the 1.00% sales commission shall be paid distribution and shareholder servicing fees promptly after the shares are purchased.
Since the Distribution Fee is not directly tied to expenses, the amount of Distribution Fees paid by a class of a Fund during any year may be more or less than actual expenses incurred pursuant to the Distribution Plan. For this reason, this type of distribution fee arrangement is characterized by the staff of the SEC as being of the “compensation” variety (in contrast to “reimbursement” arrangements by which a distributor’s payments are directly linked to its expenses). With respect to Class C Shares of the Funds, because of the 0.75% annual limitation on the compensation paid to JPMDS during a fiscal year,
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compensation relating to a large portion of the commissions attributable to sales of Class C Shares in any one year will be accrued and paid by a Fund to JPMDS in fiscal years subsequent. However, the shares are not liable for any distribution expenses incurred in excess of the Distribution Fee paid.
Money Market Funds. Distribution Fees paid to JPMDS under the Distribution Plans adopted by the Money Market Funds may be paid by JPMDS to broker-dealers as distributions fees in an amount not to exceed 0.75% annualized of the average daily net asset value of the Class C Shares, 0.50% annualized of the average daily net asset value of the Cash Management Shares, 0.25% annualized of the average daily net asset value of the Reserve and Eagle Shares, 0.10% annualized of the average daily net asset value of the Morgan Shares (except for Morgan Shares of the Prime Money Market Fund), 0.60% annualized of the average daily net asset value of the E*TRADE and Service Shares, maintained in a Fund by such broker-dealers’ customers. For Class C Shares, distribution fees will be paid to broker-dealers beginning in the 13th month following the purchase of such shares. Since the distribution fees are not directly tied to expenses, the amount of Distribution Fees paid by a class of a Fund during any year may be more or less than actual expenses incurred pursuant to the Distribution Plan. For this reason, this type of distribution fee arrangement is characterized by the staff of the SEC as being of the “compensation variety” (in contrast to “reimbursement” arrangements by which a distributor’s payments are directly linked to its expenses). No class of shares of a Fund will make payments or be liable for any distribution expenses incurred by other classes of shares of any Fund.
JPMDS, JPMIM or their affiliates may from time to time, at its or their own expense, out of compensation retained by them from the Funds or from other sources available to them, make additional payments to certain Financial Intermediaries for their marketing support services. Such compensation does not represent an additional expense to the Funds or to their shareholders, since it will be paid by JPMDS, JPMIM or their affiliates. See “ADDITIONAL COMPENSATION TO FINANCIAL INTERMEDIARIES” below.”
The Distribution Plan provides that it will continue in effect indefinitely if such continuance is specifically approved at least annually by a vote of both a majority of the Trustees and a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trusts and who have no direct or indirect financial interest in the operation of the Distribution Plan or in any agreement related to such plan (“Qualified Trustees”). The Distribution Plan may be terminated, with respect to any class of a Fund, at any time by a vote of a majority of the Qualified Trustees or by vote of a majority of the outstanding voting shares of the class of such Fund to which it applies (as defined in the 1940 Act and the rules thereunder). The Distribution Plan may not be amended to increase materially the amount of permitted expenses thereunder without the approval of the affected shareholders and may not be materially amended in any case without a vote of the majority of both the Trustees and the Qualified Trustees. Each of the Funds will preserve copies of any plan, agreement or report made pursuant to Rule 12b-1 for a period of not less than six years from the date of such plan, agreement or report, and for the first two years such copies will be preserved in an easily accessible place. The Board of Trustees will review at least on a quarterly basis written reports of the amounts expended under the Distribution Plan indicating the purposes for which such expenditures were made. The selection and nomination of Qualified Trustees shall be committed to the discretion of the disinterested Trustees (as defined in the 1940 Act) then in office.
For details of the Distribution Fees that the Funds paid to or that were accrued by JPMDS, see “DISTRIBUTOR — Distribution Fees” in Part I of this SAI.
CUSTODIAN
Pursuant to the Amended and Restated Global Custody and Fund Accounting Agreement with JPMorgan Chase Bank, 270 Park Avenue, New York, New York 10017 (the “JPMorgan Custody Agreement”), JPMorgan Chase Bank serves as the custodian and fund accounting agent for each of the Funds. Pursuant to the JPMorgan Custody Agreement, JPMorgan Chase Bank is responsible for holding portfolio securities and cash and maintaining the books of account and records of portfolio transactions. JPMorgan Chase Bank is an affiliate of the Advisers, the Administrator and JPMDS.
CUSTODY AND FUND ACCOUNTING FEES AND EXPENSES
For custodian services, each Fund pays to JPMorgan Chase Bank annual safekeeping fees of between 0.0006% and 0.35% of assets held by JPMorgan Chase Bank (depending on the domicile in which the asset is held), calculated monthly in arrears and fees between $2.50 and $80 for securities trades
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(depending on the domicile in which the trade is settled), as well as transaction fees on certain activities of $2.50 to $20 per transaction. JPMorgan Chase Bank is also reimbursed for its reasonable out-of-pocket or incidental expenses, including, but not limited to, registration and transfer fees and related legal fees.
JPMorgan Chase Bank may also be paid $15, $35 or $60 per proxy (depending on the country where the issuer is located) for its service which helps facilitate the voting of proxies throughout the world. For securities in the U.S. market, this fee is waived if the Adviser votes the proxies directly.
With respect to fund accounting services, the following schedule shall be employed in the calculation of the fees payable for the services provided under the JPMorgan Custody Agreement. For purposes of determining the asset levels at which a tier applies, assets for that fund type across J.P. Morgan Funds shall be used.
Money Market Funds:
Tier One	First $250 billion	0.0013%
Tier Two	Over $250 billion	0.0010%
Complex Assets[1] Funds:
Tier One	First $75 billion	0.00425%
Tier Two	Next $25 billion	0.0040%
Tier Three	Over $100 billion	0.0035%
Non-Complex Assets Funds:
Tier One	First $75 billion	0.0025%
Tier Two	Next $25 billion	0.0020%
Tier Three	Over $100 billion	0.0015%
Other Fees:
Fund of Funds (for a Fund of Funds that invests in J.P. Morgan Funds only)		$17,500 [2]
Additional Share Classes (this additional class expense applies after the fifth class)		$ 2,000
Daily Market-based Net Asset Value Calculation for Money Market Funds		$15,000 per Fund
Hourly Net Asset Value Calculation for Money Market Funds		$5,000 per Fund
Floating NAV Support for Money Market Funds		$100,000 per Fund
[1]	“Complex Assets Funds” are Funds whose strategy “routinely” employs one or more of the following instrument types: Bank Loans, Exchange Traded Derivatives or CFD/Portfolio Swaps. The Funds’ classification as either “Complex” or “Non-Complex” will be reviewed on at least an annual basis. Fund of Funds are excluded by both “Complex Assets Funds” and “Non-Complex Assets Funds”.
[2]	Fund of Funds are not subject to the asset based fees described above.
Transaction fees with respect to servicing exchange traded derivatives and bank loans are included in the asset tiers noted above, as are bank loan servicing fees.
Minimums: (except for certain Funds of Funds which are subject to the fee described above)
Money Market Funds	$15,000
All Other Funds	$20,000
In addition, JPMorgan Chase Bank provides derivative servicing, including, with respect to swaps, swaptions and bond and currency options. The fees for these services include a transaction fee of $5 or $75 per new contract (depending on whether the transaction is electronic or manual), a fee of up to $5 or $75 per contract amendment (including transactions such as trade amendments, cancellations, terminations, novations, option exercises, option expiries, maturities or credit events) and a daily fee of $1.00 per contract for position management services. In addition a Fund will pay a fee of $2.00 to $12.25 per day for the valuation of the derivative positions covered by these services.
Pursuant to an arrangement with JPMorgan Chase Bank, custodian fees may be reduced by amounts calculated as a percentage of uninvested balances for certain Funds.
The Fund and/or its Cayman subsidiary, as applicable, may at times hold some of their assets in cash, which may subject the Fund and/or the Cayman subsidiary, as applicable, to additional risks and costs, such as increased credit exposure to the custodian bank and fees imposed for cash balances. Cash positions may also hurt the Fund’s and/or the Cayman subsidiary’s performance.
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TRANSFER AGENT
DST Asset Manager Solutions, Inc. (formerly Boston Financial Data Services, Inc.) (“DST” or “Transfer Agent”), 2000 Crown Colony Drive, Quincy, MA 02169, serves as each Fund’s transfer and dividend disbursing agent. As transfer agent and dividend disbursing agent, DST is responsible for maintaining account records, detailing the ownership of Fund shares and for crediting income, capital gains and other changes in share ownership to shareholder accounts.
SHAREHOLDER SERVICING
The Trusts, on behalf of the Funds, have entered into a shareholder servicing agreement, effective February 19, 2005, with JPMDS (“Shareholder Servicing Agreement”). Under the Shareholder Servicing Agreement, JPMDS will provide, or cause its agents to provide, any combination of the (i) personal shareholder liaison services and shareholder account information services (“Shareholder Services”) described below and/or (ii) other related services (“Other Related Services”) as also described below. JPMDS is an affiliate of the Advisers, Administrator and JPMorgan Chase Bank.
“Shareholder Services” include (a) answering shareholder inquiries (through electronic and other means) regarding account status and history, the manner in which purchases and redemptions of Fund shares may be effected, and certain other matters pertaining to the Funds; (b) providing shareholders with information through electronic means; (c) assisting shareholders in completing application forms, designating and changing dividend options, account designations and addresses; (d) arranging for or assisting shareholders with respect to the wiring of the funds to and from shareholder accounts in connection with shareholder orders to purchase, redeem or exchange shares; (e) verifying shareholder requests for changes to account information; (f) handling correspondence from shareholders about their accounts; (g) assisting in establishing and maintaining shareholder accounts with the Trusts; and (h) providing other shareholder services as the Trusts or a shareholder may reasonably request, to the extent permitted by applicable law.
“Other Related Services” include (a) aggregating and processing purchase and redemption orders for shares; (b) providing shareholders with account statements showing their purchases, sales, and positions in the applicable Fund; (c) processing dividend payments for the applicable Fund; (d) providing sub-accounting services to the Trusts for shares held for the benefit of shareholders; (e) forwarding communications from the Trusts to shareholders, including proxy statements and proxy solicitation materials, shareholder reports, dividend and tax notices, and updated Prospectuses and SAIs; (f) receiving, tabulating and transmitting proxies executed by shareholders; (g) facilitating the transmission and receipt of funds in connection with shareholder orders to purchase, redeem or exchange shares; (h) developing and maintaining the Trusts’ website; (i) developing and maintaining facilities to enable transmission of share transactions by electronic and non-electronic means; (j) providing support and related services to Financial Intermediaries in order to facilitate their processing of orders and communications with shareholders; (k) providing transmission and other functionalities for shares included in investment, retirement, asset allocation, cash management or sweep programs or similar programs or services; and (l) developing and maintaining check writing functionality.
For details of fees paid by the Funds to JPMDS for Shareholder Services and Other Related Services under the Shareholder Servicing Agreement, see “SHAREHOLDER SERVICING — Shareholder Services Fees” in Part I of this SAI.
To the extent it is not otherwise required by its contractual agreement to limit a Fund’s expenses as described in the Prospectuses for the Funds, JPMDS may voluntarily agree from time to time to waive a portion of the fees payable to it under the Shareholder Servicing Agreement with respect to each Fund on a month-to-month basis.
If not terminated, the Shareholder Servicing Agreement will continue for successive one year terms beyond October 31 of each year, provided that such continuance is specifically approved at least annually by the vote of a majority of those members of the Board of Trustees of the Trusts who are not parties to the Shareholder Servicing Agreement or interested persons (as defined in the 1940 Act) of any such party. The Shareholder Servicing Agreement may be terminated without penalty, on not less than 60 days’ prior written notice, by the Board of Trustees of the Trusts or by JPMDS. The Shareholder Servicing Agreement will also terminate automatically in the event of its assignment.
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JPMDS may enter into service agreements with Financial Intermediaries under which it will pay all or a portion of such fees received from the Funds to such entities for performing Shareholder Services and/or Other Related Services, as described above, for shareholders. Such Financial Intermediaries may include affiliates of JPMDS.
JPMDS, JPMIM or their affiliates may from time to time, at its or their own expense, out of compensation retained by them from the Funds or from other sources available to them, make additional payments to certain Financial Intermediaries for performing “Other Related Services” for their customers. These services include the services listed in paragraph beginning “Other Related Services” above. Such compensation does not represent an additional expense to the Funds or to their shareholders, since it will be paid by JPMDS, JPMIM or their affiliates.
For shareholders that bank with JPMorgan Chase Bank, JPMorgan Chase Bank may aggregate investments in the Funds with balances held in JPMorgan Chase Bank accounts for purposes of determining eligibility for certain bank privileges that are based on specified minimum balance requirements, such as reduced or no fees for certain banking services or preferred rates on loans and deposits.
JPMDS, the Funds and their affiliates, agents and subagents may share certain information about shareholders and their accounts, as permitted by law and as described in the J.P. Morgan Funds Privacy Policy provided with your shareholder report, and also available on the J.P. Morgan Funds website at www.jpmorganfunds.com.
EXPENSES
The Funds pay the expenses incurred in their operations, including their pro-rata share of expenses of the Trusts. These expenses include: investment advisory and administrative fees; the compensation of the Trustees; registration fees; interest charges; taxes; expenses connected with the execution, recording and settlement of security transactions; fees and expenses of the Funds’ custodian for all services to the Funds, including safekeeping of funds and securities and maintaining required books and accounts; expenses of preparing and mailing reports to investors and to government offices and commissions; expenses of meetings of investors; fees and expenses of independent accountants, legal counsel and any transfer agent, registrar or dividend disbursing agent of the Trusts; insurance premiums; and expenses of calculating the NAV of, and the net income on, shares of the Funds. Shareholder servicing and distribution fees are all allocated to specific classes of the Funds. In addition, the Funds may allocate transfer agency and certain other expenses by class. Service providers to a Fund may, from time to time, voluntarily waive all or a portion of any fees to which they are entitled and/or reimburse certain expenses as they may determine from time to time. A Fund’s service providers may discontinue or modify these voluntary actions at any time without notice. Performance for certain Funds reflects the voluntary waiver of fees and/or the reimbursement of expenses. Without these voluntary waivers and/or expense reimbursements, performance would have been less favorable.
Prior to November 1, 2017, the Administrator paid many of the ordinary expenses incurred by the JPMorgan SR Funds in their operations including organization costs, taxes, ordinary fees and expenses for legal and auditing services, fees and expenses of pricing services, the expenses of preparing (including typesetting), printing and mailing reports, prospectuses, statements of additional information, proxy solicitation material and notices to existing shareholders, all expenses incurred in connection with issuing and redeeming shares, the cost of custodial and fund accounting services, and the cost of initial and ongoing registration of the shares under Federal and state securities laws. Effective November 1, 2017, the JPMorgan SR Funds pay these expenses, as noted in the preceding paragraph.
JPMIM, JPMAAM and JPMDS have agreed that they will waive fees or reimburse the Funds, as applicable, as described in the Prospectuses.
FINANCIAL INTERMEDIARIES
As described in “SHAREHOLDER SERVICING” in this SAI, JPMDS may enter into service agreements with Financial Intermediaries under which it will pay all or a portion of the shareholder servicing fees it receives from the Funds to such Financial Intermediaries for performing Shareholder Services and/or Other Related Services for Financial Intermediaries’ customers who are shareholders of the Funds. In addition, as described in “DISTRIBUTION PLAN” in this SAI, JPMDS may enter into Mutual Fund Sales Agreements with Financial Intermediaries under which it will pay all or a portion of the Distribution Fees it receives from the Funds to such Financial Intermediaries for providing distribution services and marketing support.
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In addition, the Funds may enter into agreements with Financial Intermediaries pursuant to which the Funds will pay the Financial Intermediary for services such as networking, or sub-transfer agency and/or omnibus sub-accounting (collectively, “Omnibus Sub-Accounting”) or networking. Payments made pursuant to such agreements are generally based on either (1) a percentage of the average daily net assets of clients serviced by such Financial Intermediary up to a set maximum dollar amount per shareholder account serviced, or (2) the number of accounts serviced by such Financial Intermediary. Any payments made pursuant to such agreements are in addition to, rather than in lieu of, Rule 12b-1 fees and shareholder servicing fees the Financial Intermediary may also be receiving pursuant to agreements with the Distributor and shareholder servicing agent, respectively. From time to time, JPMDS, JPMIM or their affiliates may pay a portion of the fees for networking or Omnibus Sub-Accounting at its or their own expense out of its or their own legitimate profits.
Financial Intermediaries may offer additional services to their customers, including specialized procedures and payment for the purchase and redemption of Fund shares, such as pre-authorized or systematic purchase and redemption programs, “sweep” programs, cash advances and redemption checks. Certain Financial Intermediaries may (although they are not required by the Trusts to do so) credit to the accounts of their customers from whom they are already receiving other fees amounts not exceeding such other fees or the fees for their services as Financial Intermediaries.
Financial Intermediaries may establish their own terms and conditions for providing their services and may charge investors a transaction-based or other fee for their services. Such charges may vary among Financial Intermediaries, but in all cases will be retained by the Financial Intermediary and will not be remitted to a Fund or JPMDS.
Certain Funds have authorized one or more Financial Intermediaries to accept purchase and redemption orders on their behalf. Such Financial Intermediaries are authorized to designate other intermediaries to accept purchase and redemption orders on a Fund’s behalf. Such Funds will be deemed to have received a purchase or redemption order when a Financial Intermediary or, if applicable, that Financial Intermediary’s authorized designee accepts the order. These orders will be priced at the Fund’s NAV next calculated after they are so accepted.
Effective April 3, 2017, the Funds ceased making direct payments to Financial Intermediaries for any applicable sub-transfer agency services. After this date, payments to Financial Intermediaries for sub-transfer agency services will be made by JPMDS from the service fee (formerly known as “shareholder service fee”). From time to time, JPMIM or its affiliates may pay a portion of the sub-transfer agency fees at its or their own expense and out of its or their legitimate profits.
ADDITIONAL COMPENSATION TO FINANCIAL INTERMEDIARIES
JPMDS, JPMIM and JPMAAM at their own expense out of their own legitimate profits, may provide additional compensation (“Additional Compensation”) to Financial Intermediaries. Additional Compensation may also be paid by other affiliates of JPMDS, JPMIM and JPMAAM from time to time. These Additional Compensation payments are over and above any sales charges (including Rule 12b-1 fees), shareholder servicing, Omnibus Sub-Accounting or networking fees which are charged directly to the Funds and which are disclosed elsewhere in the Funds’ prospectuses or in this SAI. The categories of Additional Compensation are described below. These categories are not mutually exclusive and JPMDS, JPMIM, JPMAAM and/or their affiliates may pay additional types of Additional Compensation in the future. The same Financial Intermediaries may receive payments under more than one or all categories. Not all Financial Intermediaries receive Additional Compensation payments and such payments may be different for different Financial Intermediaries or different types of funds (e.g., equity fund or fixed income fund). These payments may be significant to a Financial Intermediary and may be an important factor in a Financial Intermediary’s willingness to support the sale of the Funds through its distribution system. Additional Compensation payments are always made only to the firm, never to individuals other than occasional gifts and entertainment that are permitted by FINRA rules.
JPMIM, JPMDS, JPMAAM and/or their affiliates may be motivated to pay Additional Compensation to promote the sale of Fund shares to clients of Financial Intermediaries and the retention of those investments by those clients. To the extent Financial Intermediaries sell more shares of the Funds or retain shares of the Funds in their clients’ accounts, JPMIM, JPMDS and JPMAAM benefit from the incremental management and other fees paid by the Funds with respect to those assets.
The provision of Additional Compensation, the varying fee structure and the basis on which a Financial Intermediary compensates its registered representatives or salespersons may create an incentive for a particular Financial Intermediary, registered representative or salesperson to highlight, feature or
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recommend funds, including the Funds, or other investments based, at least in part, on the level of compensation paid. Additionally, if one mutual fund sponsor makes greater distribution payments than another, a Financial Intermediary may have an incentive to recommend that sponsor’s mutual fund over other mutual funds. Similarly, if a Financial Intermediary receives greater compensation for one share class versus another, that Financial Intermediary may have an incentive to recommend that share class. Shareholders should consider whether such incentives exist when evaluating any recommendations from a Financial Intermediary to purchase or sell shares of the Funds and when considering which share class is most appropriate. Shareholders should ask their salesperson or visit their Financial Intermediary’s website for more information.
Sales and Marketing Support. Additional Compensation may be paid to Financial Intermediaries for sales and marketing support. Marketing support may include access to a Financial Intermediary’s sales representatives and management representatives. Additional Compensation may also be paid to Financial Intermediaries for inclusion of the Funds on a firm’s list of offered products including a preferred or select sales list, in other sales programs or as an expense reimbursement. Additional Compensation may be calculated in basis points based on average net Fund assets attributable to the Financial Intermediary or sales of the Funds by the Financial Intermediary. Additional Compensation may also be fixed dollar amounts.
From time to time, JPMIM, JPMDS, JPMAAM and their affiliates may provide, out of their own legitimate profits, financial assistance to Financial Intermediaries that enable JPMDS, JPMIM and JPMAAM to sponsor and/or participate in and/or present at meeting, conferences or seminars, sales, training or educational programs, client and investor events, client prospecting retention, and due diligence events and other firm-sponsored events or other programs for the Financial Intermediaries’ registered representatives and employees. These payments may vary depending upon the nature of the event, and may include travel expenses, such as lodging incurred by registered representatives of the Financial Intermediaries. In addition, JPMIM, JPMDS, JPMAAM and their affiliates may pay or reimburse sales representatives of Financial Intermediaries in the form of occasional gifts and occasional meals or entertainment events that JPMIM, JPMDS, JPMAAM or their affiliates deem appropriate, subject to applicable law and regulations. Other compensation may be offered to the extent not prohibited by federal or state laws or any self-regulatory agency, such as FINRA. These payments may vary depending upon the nature of the event or the relationship.
Administrative and Processing Support. JPMIM, JPMDS and/or JPMAAM may also pay Additional Compensation to Financial Intermediaries for their administrative and processing support, including (i) record keeping, Omnibus Sub-Accounting and networking, to the extent that the Funds do not pay for these costs directly; (ii) reimbursement for ticket processing charges applied to Fund shares and (iii) one time payments for ancillary services such as setting up Funds on the Financial Intermediary’s mutual fund trading system/platform.
Identification of Financial Intermediaries
The following is a list of FINRA member firms that received Additional Compensation for the period ending May 31, 2018. This list includes FINRA members: (1) who have entered into to written agreements with the Funds’ Adviser to receive Additional Compensation (excluding payments made for Omnibus Sub-Accounting services); and/or (2) who have received Additional Compensation for events and meetings that were sponsored in whole or in part by JPMDS.
1.	AIG Advisors Group
2.	Ameriprise Financial Services, Inc.
3.	Apex Clearing Corporation
4.	BB&T Securities, LLC
5.	Broadridge Business Process Outsourcing LLC
6.	Cadaret Grant & Co Inc.
7.	Cambridge Investment Research
8.	Carillon Fund Distributors, Inc.
9.	Cetera Advisor Networks LLC
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10.	Cetera Advisors LLC
11.	Cetera Financial Specialists LLC
12.	Cetera Investment Services LLC
13.	Charles Schwab & Co Inc.
14.	Citigroup Global Markets, Inc.
15.	Comerica Securities, Inc.
16.	Commonfund Securities, Inc.
17.	Commonwealth Equity Services, Inc. (dba Commonwealth Financial Network)
18.	Credit Suisse Securities (USA) LLC
19.	DA Davidson & Co
20.	Deutsche Bank Securities Inc
21.	Edward D Jones & Co LP
22.	E*Trade Clearing, LLC
23.	Fidelity Brokerage Services/National Financial Services LLC/FMR LLC
24.	Fifth Third Securities, Inc.
25.	First Allied Securities, Inc.
26.	First Command Financial Planning
27.	FM Partners Holdings LLC
28.	FSC Securities Corp.\Royal Alliance Associates\SagePoint Financial, Inc\Woodbury Financial Services, Inc.
29.	Girard Securities, Inc.
30.	GWFS Equities, Inc.
31.	Hilltop Securities Inc.
32.	Huntington Investment Company
33.	Ingalls & Snyder, LLC
34.	Investacorp, Inc.\Securities America Inc.\Triad Advisors Inc.
35.	JJB Hilliard WL Lyons LLC
36.	J.P. Morgan Clearing Corp
37.	J.P. Morgan Securities LLC
38.	J.P. Turner & Company, L.L.C.
39.	Janney Montgomery Scott LLC
40.	Legend Equities Corporation
41.	Lincoln Financial Advisors Corp
42.	Lincoln Financial Distributors, Inc.
43.	Lincoln Financial Securities Corporation
44.	Lincoln Investment Planning, LLC
45.	LPL Financial LLC
46.	Merrill Lynch, Pierce, Fenner & Smith Inc.
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47.	MML Investor Services, LLC
48.	Moreton Capital Markets, LLC
49.	Morgan Stanley Smith Barney LLC
50.	National Planning Corporation/National Planning Holdings Inc.
51.	New York Life Investments
52.	NFP Securities Inc.
53.	Northwestern Mutual Investment Services LLC
54.	Oppenheimer & Co., Inc.
55.	Pershing LLC
56.	PFS Investments, Inc.
57.	PNC Capital Markets LLC
58.	PNC Investments LLC
59.	Raymond James & Associates, Inc.\Raymond James Financial Services, Inc
60.	RBC Capital Markets, LLC
61.	Robert W. Baird & Co. Incorporated
62.	Santander Securities Corporation
63.	Securities America Inc
64.	State Street Global Markets, LLC
65.	Sterne Agee & Leach Inc.
66.	Stifel Nicholaus & Co Inc
67.	Summit Brokerage Services, Inc.
68.	SunTrust Robinson Humphrey, Inc.
69.	TD Ameritrade
70.	Transamerica Capital Inc.
71.	U.S. Bancorp Investments Inc
72.	UBS Financial Services
73.	Voya Financial Advisors, Inc.
74.	VSR Financial Services, Inc.
75.	Wells Fargo Clearing Services, LLC
76.	Wells Fargo Advisors Financial Network, LLC
77.	Wells Fargo Securities LLC
Other Financial Intermediaries, which are not members of FINRA, also may receive Additional Compensation.
For details of the amounts of Additional Compensation paid by the Funds’ Adviser to Financial Intermediaries (including both FINRA and Non-FINRA members) pursuant to written agreements including agreements for networking and Omnibus Sub-Accounting for all of the Funds, see “FINANCIAL INTERMEDIARIES — Other Cash Compensation” in Part I of this SAI.
For details of finders’ fee paid to Financial Intermediaries, see “FINANCIAL INTERMEDIARIES —Finders’ Fee Commissions” in Part I of this SAI.
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TRUST COUNSEL
The law firm of Dechert LLP, 1095 Avenue of the Americas, New York, NY 10036-6797, is counsel to the Trusts.
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The independent registered public accounting firm for the Trusts and the Funds is PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017. PricewaterhouseCoopers LLP conducts an annual audit of the financial statements of each of the Funds and assists in the preparation and/or review of each Fund’s federal and state income tax returns.
DIVIDENDS AND DISTRIBUTIONS
Each Fund declares and pays dividends and distributions as described under “Distribution and Tax Matters” in the Prospectuses. Dividends may differ between classes as a result of differences in distribution expenses or other class-specific expenses.
Dividends and capital gains distributions paid by a Fund are automatically reinvested in additional shares of the Fund unless the shareholder has elected to have them paid in cash. Dividends and distributions to be paid in cash are credited to the shareholder’s pre-assigned bank account or are mailed by check in accordance with the customer’s instructions. The Funds reserve the right to discontinue, alter or limit the automatic reinvestment privilege at any time.
If a shareholder has elected to receive dividends and/or capital gain distributions in cash and the postal or other delivery service is unable to deliver checks to the shareholder’s address of record, such shareholder’s distribution option will automatically be converted to having all dividend and other distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks. With regard to Funds that accrue dividends daily, dividends will only begin to accrue after a Fund receives payment for shares.
NET ASSET VALUE
Shares are sold at NAV per share, plus a sales charge, if any. This is also known as the offering price. Shares are also redeemed at NAV, minus any applicable deferred sales charges. Each class of shares in each Fund has a different NAV. This is primarily because each class has class specific expenses such as distribution and shareholder servicing fees.
The NAV per share of a class of a Fund is equal to the value of all the assets attributable to that class, minus the liabilities attributable to that class, divided by the number of outstanding shares of that class. The Money Market Funds, excluding Prime Money Market Fund, will continue to value their portfolio of securities using the amortized cost method provided that certain conditions are met, including that the Fund’s Board of Trustees continues to believe that the amortized cost valuation fairly reflects the market-based NAV per share of the Fund. The purpose of this method of calculation is to attempt to maintain a constant NAV per share of each Fund of $1.00. No assurances can be given that this goal can be attained. The amortized cost method of valuation values a security at its cost at the time of purchase and thereafter assumes an amortization that would produce a constant yield to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. The Board of Trustees has established procedures and directed certain officers of the Funds to monitor the differences between the NAVs calculated based on amortized cost and market value at predetermined intervals but no less frequently than weekly, and to report to the Board of Trustees such differences. If a difference of more than 1/2 of 1% occurs between valuation based on the amortized cost method and valuation based on market value, the Board of Trustees may take steps necessary to reduce such deviation if it believes that such deviation will result in material dilution or any unfair results to investors or existing shareholders. Actions that may be taken by the Board of Trustees include (i) redeeming shares in kind, (ii) selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten the average maturity of portfolio securities, (iii) withholding or supplementing dividends (iv) utilizing a net asset value per share as determined by using available market quotations, or (v) reducing the number of outstanding Fund shares. Any reduction of outstanding shares will be accomplished by having each shareholder contribute to a Fund’s capital the necessary shares on a pro rata basis. Each shareholder will be deemed to have agreed to such contribution in these circumstances by his or her investment in the Funds. In its discretion, the
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Board of Trustees of the Money Market Funds may elect to calculate the price of a Fund’s shares once per day. Further, with regard to the Money Market Funds, the Board of Trustees has empowered management to temporarily suspend one or more cut-off times for a Fund, other than the last cut-off time of the day.
The NAV of each class of shares of the Prime Money Market Fund is calculated using market-based values. The following is a discussion of the procedures used by the Funds in valuing their assets for market-based NAVs.
Securities for which market quotations are readily available are generally valued at their current market value. Other securities and assets, including securities for which market quotations are not readily available; market quotations are determined not to be reliable; or, their value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded (for example, a natural disaster affecting an entire country or region, or an event that affects an individual company) but before a Fund’s NAV is calculated, may be valued at its fair value in accordance with policies and procedures adopted by the J.P. Morgan Funds’ Board of Trustees. Fair value represents a good faith determination of the value of a security or other asset based upon specifically applied procedures. Fair valuation determinations may require subjective determinations. There can be no assurance that the fair value of an asset is the price at which the asset could have been sold during the period in which the particular fair value was used in determining the Fund’s NAV.
Equity securities listed on a North American, Central American, South American or Caribbean (“Americas”) securities exchange are generally valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Funds are valued. The value of securities listed on the NASDAQ Stock Market, Inc. is generally the NASDAQ official closing price.
Generally, trading of foreign equity securities on most foreign markets (i.e., non-Western hemisphere) is completed before the close in trading in U.S. markets. The Funds have implemented fair value pricing on a daily basis for all foreign equity securities and investments with foreign equity reference obligations. The fair value pricing utilizes the quotations of an independent pricing service. Trading on foreign markets may also take place on days on which the U.S. markets and the Funds are closed.
Shares of exchange-traded funds (ETFs) are generally valued at the last sale price on the exchange on which the ETF is principally traded. Shares of open-end mutual funds are valued at their respective NAVs.
Fixed income securities are valued using market quotations supplied by approved independent third party pricing services, affiliated pricing services or broker/dealers. In determining security prices, pricing services and broker/dealers may consider a variety of inputs and factors, including, but not limited to proprietary models that may take into account market transactions in securities with comparable characteristics, yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, underlying collateral and estimated cash flows.
Assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the prevailing market rates from an approved independent pricing service as of 4:00 PM ET.
Options (e.g., on stock indices or equity securities) traded on U.S. equity securities exchanges are valued at the composite mean price, using the National Best Bid and Offer quotes at the close of options trading on such exchanges.
Options traded on foreign exchanges or U.S. commodity exchanges are valued at the settled price, or if no settled price is available, at the last sale price available prior to the calculation of a Fund’s NAV.
Exchange traded futures (e.g., on stock indices, debt securities or commodities) are valued at the settled price, or if no settled price is available, at the last sale price as of the close of the exchanges on which they trade.
Non-listed over-the-counter options and futures are valued at the evaluated price provided by a counterparty or broker/dealer.
Swaps and structured notes are priced generally by an approved independent third party or affiliated pricing service or at an evaluated price provided by a counterparty or broker/dealer.
Certain fixed income securities and swaps may be valued using market quotations or valuations provided by pricing services affiliated with the Adviser. Valuations received by the Funds from affiliated pricing services are the same as those provided to other affiliated and unaffiliated entities by these affiliated pricing services.
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With respect to all Funds, securities or other assets for which market quotations are not readily available or for which market quotations do not represent the value at the time of pricing (including certain illiquid securities) are fair valued in accordance with policies and procedures (“Policies”) established by and under the supervision and responsibility of the Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist the Board of Trustees in its oversight of the valuation of the Funds’ securities and delegated to J.P. Morgan Investment Management Inc., an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (the “Administrator” or “JPMIM”), the responsibility for implementing the day-to-day operational aspects of the valuation process. The Administrator has created the J.P. Morgan Asset Management (“JPMAM”) Americas Valuation Committee (“VC”) to oversee and carry out the Policies for the valuation of investments held in the Funds. The VC is comprised of senior representatives from JPMIM, JPMAM Legal, Compliance and Risk Management and the Funds’ Chief Compliance Officer. Fair value situations could include, but are not limited to: (1) a significant event that affects the value of a Fund’s securities (e.g., news relating to natural disasters affecting an issuer’s operations or earnings announcements); (2) illiquid securities; (3) securities that may be defaulted or de-listed from an exchange and are no longer trading; or (4) any other circumstance in which the VC believes that market quotations do not accurately reflect the value of a security.
From time to time, there may be errors in the calculation of the NAV of a Fund or the processing of purchases and redemptions. Shareholders will generally not be notified of the occurrence of an error or the resolution thereof.
DELAWARE TRUSTS
JPMT I, JPMT II, JPMT III and JPMT IV. JPMT I and JPMT II were each formed as Delaware statutory trusts on November 12, 2004 pursuant to separate Declarations of Trust dated November 5, 2004. JPMT I assumed JPMMFS’ registration pursuant to the 1933 Act and the 1940 Act effective after the close of business on February 18, 2005, and JPMT II assumed One Group Mutual Funds’ registration pursuant to the 1933 Act and the 1940 Act effective after the close of business on February 18, 2005. JPMT III was formed as a Delaware statutory trust on November 14, 2013 pursuant to a Declaration of Trust dated November 13, 2013. JPMT IV was formed as a Delaware statutory trust on November 11, 2015 pursuant to a Declaration of Trust dated November 11, 2015.
Under Delaware law, shareholders of a statutory trust shall have the same limitation of personal liability that is extended to stockholders of private corporations for profit organized under Delaware law, unless otherwise provided in the trust’s governing trust instrument. JPMT I’s, JPMT II’s, JPMT III’s, and JPMT IV’s Declarations of Trust each provides that shareholders of JPMT I, JPMT II, JPMT III and JPMT IV shall not be personally liable for the debts, liabilities, obligations and expenses incurred by, contracted for, or otherwise existing with respect to JPMT I, JPMT II, JPMT III, and JPMT IV or any series or class thereof. In addition, the Declarations of Trust each provides that neither JPMT I, JPMT II, JPMT III, JPMT IV, nor the Trustees, officers, employees, nor agents thereof shall have any power to bind personally any shareholders nor to call upon any shareholder for payment of any sum of money or assessment other than such as the shareholder may personally agree to pay. Moreover, Declarations of Trust for JPMT I, JPMT II, JPMT III and JPMT IV each expressly provide that the shareholders shall have the same limitation of personal liability that is extended to shareholders of a private corporation for profit incorporated in the State of Delaware.
The Declarations of Trust of JPMT I and JPMT II each provides for the indemnification out of the assets held with respect to a particular series of shares of any shareholder or former shareholder held personally liable solely by reason of a claim or demand relating to the person being or having been a shareholder and not because of the shareholder’s acts or omissions. The Declarations of Trust of JPMT I and JPMT II each also provide that JPMT I and JPMT II, on behalf of the applicable series, may, at its option with prior written notice, assume the defense of any claim made against a shareholder.
JPMT I’s, JPMT II’s, JPMT III’s, and JPMT IV’s Declarations of Trust each provides that JPMT I, JPMT II, JPMT III and JPMT IV will indemnify their respective Trustees and officers against liabilities and expenses incurred in connection with any proceeding in which they may be involved because of their offices with JPMT I, JPMT II, JPMT III or JPMT IV, unless, as to liability to JPMT I, JPMT II, JPMT III or JPMT IV, or the shareholders thereof, the Trustees engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their offices. In addition, the Declarations of Trust each provides that any Trustee who has been determined to be an “audit committee financial expert” shall not be subject to a greater liability or duty of care because of such determination.
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JPMT I, JPMT II, JPMT III and JPMT IV shall continue without limitation of time subject to the provisions in the Declarations of Trust concerning termination by action of the shareholders or by action of the Trustees upon written notice to the shareholders.
JPMT I is party to an Agreement and Plan of Investment and Transfer of Assets dated January 17, 2006 pursuant to which it has agreed, out of the assets and property of certain Funds, to indemnify and hold harmless JPMorgan Chase Bank, in its corporate capacity and as trustee of certain common trust funds, and each of its directors and officers, for any breach by JPMT I of its representations, warranties, covenants or agreements under such Agreement or any act, error, omission, neglect, misstatement, materially misleading statement, breach of duty or other act wrongfully done or attempted to be committed by JPMT I or its Board of Trustees or officers, related to the transfer of assets from certain common trust funds to the respective Funds and other related transactions.
MASSACHUSETTS TRUSTS
JPMMFIT and UMF. JPMMFIT and UMF are organized as Massachusetts business trusts. The Growth Advantage Fund is a separate and distinct series of JPMMFIT. The JPMorgan Realty Income Fund and the Undiscovered Managers Behavioral Value Fund are each a separate and distinct series of UMF. Copies of the Declarations of Trust of JPMMFIT and UMF are on file in the office of the Secretary of The Commonwealth of Massachusetts. The Declarations of Trust and By-laws of each of JPMMFIT and UMF are designed to make each Trust similar in most respects to a Massachusetts business corporation. The principal distinction between the two forms concerns shareholder liability as described below.
Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust, which is not the case for a corporation. However, each of JPMMFIT and UMF’s Declarations of Trust provide that the shareholders shall not be subject to any personal liability for the acts or obligations of a Fund and that every written agreement, obligation, instrument or undertaking made on behalf of a Fund shall contain a provision to the effect that the shareholders are not personally liable thereunder.
No personal liability will attach to the shareholders under any undertaking containing such provision when adequate notice of such provision is given, except possibly in a few jurisdictions. With respect to all types of claims in the latter jurisdictions, (i) tort claims, (ii) contract claims where the provision referred to is omitted from the undertaking, (iii) claims for taxes, and (iv) certain statutory liabilities in other jurisdictions, a shareholder may be held personally liable to the extent that claims are not satisfied by the Funds. However, upon payment of such liability, the shareholder will be entitled to reimbursement from the general assets of the Funds. The Boards of Trustees intend to conduct the operations of JPMMFIT and UMF in such a way so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Funds.
JPMMIT and UMF’s Declarations of Trust provides that each of JPMMFIT and UMF will indemnify their respective Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with JPMMFIT and UMF, unless, as to liability to JPMMFIT, UMF or their shareholders, it is finally adjudicated that the Trustees engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in their offices or with respect to any matter unless it is finally adjudicated that they did not act in good faith in the reasonable belief that their actions were in the best interests of JPMMFIT or UMF. In the case of settlement, such indemnification will not be provided unless it has been determined by a court or other body approving the settlement or other disposition, or by a reasonable determination based upon a review of readily available facts, by vote of a majority of disinterested Trustees or in a written opinion of independent counsel, that such officers or Trustees have not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of their duties.
JPMMFIT and UMF shall continue without limitation of time subject to the provisions in each of JPMMFIT and UMF’s Declarations of Trust concerning termination by action of the shareholders or by action of the Trustees upon notice to the shareholders.
MARYLAND CORPORATION
JPMFMFG. JPMFMFG is a diversified open-end management investment company which was organized as a Maryland corporation, on August 19, 1997. Effective April 30, 2003, the name of JPMFMFG was changed from Fleming Mutual Fund Group, Inc. to J.P. Morgan Fleming Mutual Fund Group, Inc.
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The Articles of Incorporation of JPMFMFG provide that a Director shall be liable only for his own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person. The Articles of Incorporation also provide that JPMFMFG will indemnify its Directors and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with JPMFMFG to the fullest extent permitted by law. However, nothing in the Articles of Incorporation shall protect or indemnify a Director against any liability for his willful misfeasance, bad faith, gross negligence or reckless disregard of his duties.
DESCRIPTION OF SHARES
Shares of JPMT I, JPMT II, JPMT III and JPMT IV. JPMT I, JPMT II, JPMT III and JPMT IV are open-end, management investment companies organized as Delaware statutory trusts. Each Fund represents a separate series of shares of beneficial interest. See “Delaware Trusts.”
The Declarations of Trust of JPMT I, JPMT II JPMT III and JPMT IV each permits the Trustees to issue an unlimited number of full and fractional shares ($0.0001 par value) of one or more series and classes within any series and to divide or combine the shares of any series or class without materially changing the proportionate beneficial interest of such shares of such series or class in the assets held with respect to that series. Each share represents an equal beneficial interest in the net assets of a Fund with each other share of that Fund. The Trustees of JPMT I, JPMT II, JPMT III and JPMT IV may authorize the issuance of shares of additional series and the creation of classes of shares within any series with such preferences, voting powers, rights, duties and privileges as the Trustees may determine; however, the Trustees may not classify or change outstanding shares in a manner materially adverse to shareholders of each share. Upon liquidation of a Fund, shareholders are entitled to share pro rata in the net assets of a Fund available for distribution to such shareholders. The rights of redemption and exchange are described in the Prospectuses and elsewhere in this SAI.
The shareholders of each Fund are entitled to one vote for each dollar of NAV (or a proportionate fractional vote with respect to the remainder of the NAV of shares, if any), on matters on which shares of a Fund shall be entitled to vote. Subject to the 1940 Act, the Trustees themselves have the power to alter the number and the terms of office of the Trustees, to lengthen their own terms, or to make their terms of unlimited duration subject to certain removal procedures, and appoint their own successors, provided, however, that immediately after such appointment the requisite majority of the Trustees have been elected by the shareholders of JPMT I, JPMT II, JPMT III or JPMT IV respectively. The voting rights of shareholders are not cumulative with respect to the election of Trustees. It is the intention of JPMT I, JPMT II, JPMT III and JPMT IV not to hold meetings of shareholders annually. The Trustees may call meetings of shareholders for action by shareholder vote as may be required by either the 1940 Act or the Declarations of Trust of JPMT I, JPMT II, JPMT III and JPMT IV.
Each share of a series or class represents an equal proportionate interest in the assets in that series or class with each other share of that series or class. The shares of each series or class participate equally in the earnings, dividends and assets of the particular series or class. Expenses of JPMT I, JPMT II, JPMT III and JPMT IV which are not attributable to a specific series or class are allocated among all of their series in a manner deemed by the Trustees to be fair and equitable. Shares have no pre-emptive or conversion rights, and when issued, are fully paid and non-assessable. Shares of each series or class generally vote together, except when required under federal securities laws to vote separately on matters that may affect a particular class, such as the approval of distribution plans for a particular class.
The Trustees of JPMT I, JPMT II, JPMT III and JPMT IV may, without shareholder approval (unless otherwise required by applicable law): (i) cause JPMT I, JPMT II, JPMT III or JPMT IV, to merge or consolidate with or into one or more trusts (or series thereof to the extent permitted by law, partnerships, associations, corporations or other business entities (including trusts, partnerships, associations, corporations, or other business entities created by the Trustees to accomplish such merger or consolidation) so long as the surviving or resulting entity is an investment company as defined in the 1940 Act, or is a series thereof, that will succeed to or assume JPMT I’s, JPMT II’s, JPMT III’s or JPMT IV’s registration under the 1940 Act and that is formed, organized, or existing under the laws of the U.S. or of a state, commonwealth, possession or territory of the U.S., unless otherwise permitted under the 1940 Act; (ii) cause any one or more series or classes of JPMT I, JPMT II, JPMT III or JPMT IV to merge or consolidate with or into any one or more other series or classes of JPMT I, JPMT II, JPMT III or JPMT IV one or more trusts (or series or classes thereof to the extent permitted by law), partnerships, associations, corporations; (iii) cause the shares to be exchanged under or pursuant to any state or federal statute to the extent permitted by law; or (iv) cause JPMT I, JPMT II, JPMT III or JPMT IV to reorganize as a
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corporation, limited liability company or limited liability partnership under the laws of Delaware or any other state or jurisdiction. However, the exercise of such authority may be subject to certain restrictions under the 1940 Act.
The Trustees may, without shareholder vote, generally restate, amend or otherwise supplement JPMT I’s, JPMT II’s, JPMT III’s or JPMT IV’s governing instruments, including the Declarations of Trust and the By-Laws, without the approval of shareholders, subject to limited exceptions, such as the right to elect Trustees.
The Trustees, without obtaining any authorization or vote of shareholders, may change the name of any series or class or dissolve or terminate any series or class of shares.
Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Board may grant in its discretion. When issued for payment as described in the Prospectus and this SAI, JPMT I’s, JPMT II’s, JPMT III’s or JPMT IV’s Shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of JPMT I, JPMT II, JPMT III or JPMT IV Shares of a Fund are entitled to receive the assets available for distribution belonging to the Fund, and a proportionate distribution, based upon the relative asset values of the respective Funds, of any general assets not belonging to any particular Fund which are available for distribution.
Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as JPMT I, JPMT II, JPMT III or JPMT IV shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding Shares of each Fund affected by the matter. For purposes of determining whether the approval of a majority of the outstanding Shares of a Fund will be required in connection with a matter, a Fund will be deemed to be affected by a matter unless it is clear that the interests of each Fund in the matter are identical, or that the matter does not affect any interest of the Fund. Under Rule 18f-2, the approval of an investment advisory agreement or any change in investment policy would be effectively acted upon with respect to a Fund only if approved by a majority of the outstanding Shares of such Fund. However, Rule 18f-2 also provides that the ratification of independent public accountants, the approval of principal underwriting contracts, and the election of Trustees may be effectively acted upon by Shareholders of the Trust voting without regard to series.
Each share class of a Fund has exclusive voting rights with respect to matters pertaining to the Fund’s Distribution and Shareholder Services Plans, Distribution Plans or Shareholder Services Plan applicable to those classes.
Shares of JPMMFIT and UMF. JPMMFIT and UMF are an open-end, management investment companies which are organized as Massachusetts business trusts. The Growth Advantage Fund represents a separate series of shares of beneficial interest of JPMMFIT. The JPMorgan Realty Income Fund and the Undiscovered Managers Behavioral Value Fund are each a separate and distinct series of UMF. See “Massachusetts Trusts.”
The Declarations of Trust of each of JPMMFIT and UMF permits the Trustees to issue an unlimited number of full and fractional shares ($0.001 par value) of one or more series and classes within any series and to divide or combine the shares (of any series, if applicable) without changing the proportionate beneficial interest of each shareholder in the Fund (or in the assets of other series, if applicable). Each share represents an equal proportional interest in a Fund with each other share. Upon liquidation of a Fund, holders are entitled to share pro-rata in the net assets of the Fund available for distribution to such shareholders. See “Massachusetts Trusts.” The rights of redemption and exchange are described in the Prospectuses and elsewhere in this SAI.
The shareholders of each Fund are entitled to one vote for each whole share (with fractional shares entitled to a proportionate fractional vote) on matters on which shares of the Fund shall be entitled to vote. Subject to the 1940 Act, the Trustees themselves have the power to alter the number and the terms of office of the Trustees, to lengthen their own terms, or to make their terms of unlimited duration subject to certain removal procedures, and appoint their own successors, provided, however, that immediately after such appointment the requisite majority of the Trustees have been elected by the shareholders of JPMMFIT and UMF, respectively. The voting rights of shareholders are not cumulative so that holders of more than 50% of the shares voting can, if they choose, elect all Trustees being selected while the shareholders of the remaining shares would be unable to elect any Trustees. It is the intention of JPMMFIT and UMF not to hold meetings of shareholders annually. The Trustees may call meetings of shareholders for action by shareholder vote as may be required by either the 1940 Act or the Declarations of Trust.
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Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class. The shares of each series or class participate equally in the earnings, dividends and assets of the particular series or class. Expenses of JPMMFIT and UMF which are not attributable to a specific series or class are allocated among all of its series in a manner believed by management of JPMMFIT and UMF to be fair and equitable. Shares have no pre-emptive or conversion rights. Shares when issued are fully paid and non-assessable, except as set forth below. Shares of each series or class generally vote together, except when required under federal securities laws to vote separately on matters that may affect a particular class, such as the approval of distribution plans for a particular class.
The Trustees may, however, authorize the issuance of shares of additional series and the creation of classes of shares within any series with such preferences, privileges, limitations and voting and dividend rights as the Trustees may determine. The proceeds from the issuance of any additional series would be invested in separate, independently managed Funds with distinct investment objectives, policies and restrictions, and share purchase, redemption and net asset valuation procedures. Any additional classes would be used to distinguish among the rights of different categories of shareholders, as might be required by future regulations or other unforeseen circumstances. All consideration received by each Fund for shares of any additional series or class, and all assets in which such consideration is invested, would belong to that series or class, subject only to the rights of creditors of the Fund and would be subject to the liabilities related thereto. Shareholders of any additional series or class will approve the adoption of any management contract or distribution plan relating to such series or class and of any changes in the investment policies related thereto, to the extent required by the 1940 Act.
Shareholders of each Fund have the right, upon the declaration in writing or vote of more than two-thirds of its outstanding shares, to remove a Trustee. The Trustees will call a meeting of shareholders to vote on removal of a Trustee upon the written request of the record holders of 10% of each Fund’s shares. In addition, whenever ten or more shareholders of record who have been such for at least six months preceding the date of application, and who hold in the aggregate either shares having a NAV of at least $25,000 or at least 1% of outstanding shares, whichever is less, in the case of JPMMFIT, or having at least 1% of outstanding shares, in the case of UMF, shall apply to the Trustees in writing, stating that they wish to communicate with other shareholders with a view to obtaining signatures to request a meeting for the purpose of voting upon the question of removal of the Trustee or Trustees and accompanied by a form of communication and request which they wish to transmit, the Trustees shall within five business days after receipt of such application either: (1) afford to such applicants access to a list of the names and addresses of all shareholders as recorded on the books of the Trust; or (2) inform such applicants as to the approximate number of shareholders of record, and the approximate cost of mailing to them the proposed communication and form of request. If the Trustees elect to follow the latter course, the Trustees, upon the written request of such applicants, accompanied by a tender of the material to be mailed and of the reasonable expenses of mailing, shall, with reasonable promptness, mail such material to all shareholders of record at their addresses as recorded on the books, unless within five business days after such tender the Trustees shall mail to such applicants and file with the SEC, together with a copy of the material to be mailed, a written statement signed by at least a majority of the Trustees to the effect that in their opinion either such material contains untrue statements of fact or omits to state facts necessary to make the statements contained therein not misleading, or would be in violation of applicable law, and specifying the basis of such opinion. After opportunity for hearing upon the objections specified in the written statements filed, the SEC may, and if demanded by the Trustees or by such applicants shall, enter an order either sustaining one or more of such objections or refusing to sustain any of them. If the SEC shall enter an order refusing to sustain any of such objections, or if, after the entry of an order sustaining one or more of such objections, the SEC shall find, after notice and opportunity for hearing, that all objections so sustained have been met, and shall enter an order so declaring, the Trustees shall mail copies of such material to all shareholders with reasonable promptness after the entry of such order and the renewal of such tender.
For information relating to mandatory redemption of Fund shares or their redemption at the option of JPMMFIT and UMF under certain circumstances, see “Purchases, Redemptions and Exchanges”.
Shares of JPMFMFG. The Articles of Incorporation of JPMFMFG, as supplemented, permit the classes of JPMFMFG to offer 1,262,500,000 shares of common stock, with $.001 par value per share. Pursuant to JPMFMFG’s Articles of Incorporation, the Board may increase the number of shares that the classes of JPMFMFG are authorized to issue without the approval of the shareholders of each class of JPMFMFG. The Board of Directors has the power to designate and redesignate any authorized but
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unissued shares of capital stock into one or more classes of shares and separate series within each such class, to fix the number of shares in any such class or series and to classify or reclassify any unissued shares with respect to such class or series.
Each share of a series in JPMFMFG represents an equal proportionate interest in that series with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the series. Shareholders have no preemptive rights. All consideration received by JPMFMFG for shares of any series and all assets in which such consideration is invested would belong to that series and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued.
Under Maryland law, JPMFMFG is not required to hold an annual meeting of its shareholders unless required to do so under the 1940 Act.
Each share in each series of the Fund represents an equal proportionate interest in that series of the Fund with each other share of that series of the Fund. The shares of each series and class participate equally in the earnings, dividends and assets of the particular series or class. Expenses of JPMFMFG which are not attributable to a specific series or class are allocated among all the series and classes in a manner believed by management of JPMFMFG to be fair and equitable. Shares of each series or class generally vote together, except when required by federal securities laws to vote separately on matters that may affect a particular series or class differently, such as approval of a distribution plan.
PORTFOLIO HOLDINGS DISCLOSURE
As described in the Prospectuses and pursuant to the procedures approved by the Trustees, each business day, a Fund will make available to the public upon request to J.P. Morgan Funds Services or the J.P. Morgan Institutional Funds Service Center (1-800-480-4111 or 1-800-766-7722, as applicable) a complete, uncertified schedule of its portfolio holdings as of the prior business day for the Money Market Funds and as of the last day of that prior month for all other Funds. In addition, from time to time, each Fund may post portfolio holdings on the J.P. Morgan Funds’ website on a more timely basis.
The Funds’ publicly available uncertified, complete list of portfolio holdings information, as described above, may also be provided regularly pursuant to a standing request, such as on a monthly or quarterly basis, to (i) third party service providers, rating and ranking agencies, financial intermediaries, and affiliated persons of the Funds and (ii) clients of the Fund’s Adviser or its affiliates that invest in the Funds or such clients’ consultants. No compensation or other consideration is received by a Fund or the Fund’s Adviser, or any other person for these disclosures.
For a list of the entities that receive the Funds’ portfolio holdings information, the frequency with which it is provided and the length of the lag between the date of the information and the date it is disclosed, see “PORTFOLIO HOLDINGS DISCLOSURE” in Part I of this SAI.
In addition, certain service providers to the Funds or the Adviser, Administrator, Shareholder Servicing Agent or Distributor may for legitimate business purposes receive the Funds’ portfolio holdings information earlier than the time period specified in the applicable prospectus, such as sub-advisers, rating and ranking agencies, pricing services, proxy voting service providers, accountants, attorneys, custodians, securities lending agents (to the extent the Funds commence securities lending), consultants retained to assist in the drafting of management discussion of fund performance in shareholder reports, brokers in connection with Fund transactions and in providing pricing quotations, transfer agents and entities providing CDSC financing (released weekly one day after trade date). When a Fund redeems a shareholder in kind, the shareholder generally receives its proportionate share of the Fund’s portfolio holdings and, therefore, the shareholder and its agent may receive such information earlier than the time period specified in the Prospectuses. Such holdings are released on conditions of confidentiality, which include appropriate trading prohibitions. “Conditions of confidentiality” include confidentiality terms included in written agreements, implied by the nature of the relationship (e.g., attorney–client relationship), or required by fiduciary or regulatory principles (e.g., custody services provided by financial institutions).
Disclosure of a Fund’s portfolio securities as an exception to the Funds’ normal business practice requires the business unit proposing such exception to identify a legitimate business purpose for the disclosure and to submit the proposal to the Fund’s Treasurer for approval following business and legal review. Additionally, no compensation or other consideration is received by a Fund or the Fund’s Adviser, or any other person for these disclosures. The Funds’ Trustees will review annually a list of such entities that have received such information, the frequency of such disclosures and the business purpose therefor. These procedures are designed to address conflicts of interest between the Funds’ shareholders on the one hand and the Fund’s Adviser or any affiliated person of the Fund or such entities on the other hand by
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creating a structured review and approval process which seeks to ensure that disclosure of information about the Fund’s portfolio securities is in the best interests of the Fund’s shareholders. There can be no assurance, however, that a Fund’s policies and procedures with respect to the disclosure of portfolio holdings information will prevent the misuse of such information by individuals or firms in possession of such information.
In addition to the foregoing, the portfolio holdings of certain of the Adviser’s separately managed account investment strategies and other vehicles advised or sub-advised by the Adviser or its affiliates, which are the same or substantially similar to certain of the J.P. Morgan Funds, are made available on a more timely basis than the time period specified in the applicable prospectus. It is possible that any such recipient of these holdings could trade ahead of or against a Fund based on the information received.
Finally, the Funds release information concerning any and all portfolio holdings when required by law. Such releases may include providing information concerning holdings of a specific security to the issuer of such security. With regard to the Money Market Funds, not later than five business days after the end of each calendar month, each Fund will post detailed information regarding its portfolio holdings, as well as its dollar-weighted average maturity and dollar-weighted average life, as of the last day of that month on the J.P. Morgan Funds’ website and provide a link to the SEC website where the most recent twelve months of publicly available information filed by the Fund may be obtained. In addition, not later than five business days after the end of each calendar month, each Money Market Fund will file a schedule of detailed information regarding its portfolio holdings as of the last day of that month with the SEC. These filings will be publicly available on the J.P. Morgan Funds’ website at www.jpmorganfunds.com and the SEC’s website. Each business day, each money market will make available upon request an uncertified complete schedule of its portfolio holdings as of the prior business day. In addition, each money market fund may post portfolio holdings on the J.P. Morgan Funds’ website or on other external websites. In addition, on each business day, all money market funds will post their level of weekly liquid assets, net flows and market-based NAV per shares as of the prior business day, with a rolling six month history, and the money market funds (other than tax free and municipal money market funds) will post their level of daily liquid assets, with a rolling six month history, as of the prior business day on the J.P. Morgan Funds’ website at www.jpmorganfunds.com. In addition to information on portfolio holdings, no sooner than 10 days after month end, the Funds may post a portfolio characteristics summary to the J.P. Morgan Funds’ website at www.jpmorganfunds.com. In addition, other fund statistical information may be found on the J.P. Morgan Funds’ website from time to time.
PROXY VOTING PROCEDURES AND GUIDELINES
The Board of Trustees has delegated to the Advisers and their affiliated advisers, proxy voting authority with respect to the Funds’ portfolio securities. To ensure that the proxies of portfolio companies are voted in the best interests of the Funds, the Funds’ Board of Trustees has adopted the Adviser’s detailed proxy voting procedures (the “Procedures”) that incorporate guidelines (“Guidelines”) for voting proxies on specific types of issues for the Funds other than the Behavioral Value Fund. Proxy voting for the Behavioral Value Fund has been delegated to Fuller & Thaler, the Fund’s sub-adviser. Fuller & Thaler votes proxies for the Fund in accordance with the proxy voting policies and procedures as described at the end of this section under Fuller & Thaler.
The Adviser and its affiliated advisers are part of a global asset management organization with the capability to invest in securities of issuers located around the globe. Because the regulatory framework and the business cultures and practices vary from region to region, the Guidelines are customized for each region to take into account such variations. Separate Guidelines cover the regions of (1) North America, (2) Europe, Middle East, Africa, Central America and South America, (3) Asia (ex-Japan) and (4) Japan, respectively.
Notwithstanding the variations among the Guidelines, all of the Guidelines have been designed with the uniform objective of encouraging corporate action that enhances shareholder value. As a general rule, in voting proxies of a particular security, the Adviser and its affiliated advisers will apply the Guidelines of the region in which the issuer of such security is organized. Except as noted below, proxy voting decisions will be made in accordance with the Guidelines covering a multitude of both routine and non-routine matters that the Adviser and its affiliated advisers have encountered globally, based on many years of collective investment management experience.
To oversee and monitor the proxy-voting process, the Adviser has established a proxy committee and appointed a proxy administrator in each global location where proxies are voted. The primary function of each proxy committee is to review periodically general proxy-voting matters, review and approve the
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Guidelines annually, and provide advice and recommendations on general proxy-voting matters as well as on specific voting issues. The procedures permit an independent voting service to perform certain services otherwise carried out or coordinated by the proxy administrator.
Although for many matters the Guidelines specify the votes to be cast, for many others, the Guidelines contemplate case-by-case determinations. In addition, there will undoubtedly be proxy matters that are not contemplated by the Guidelines. For both of these categories of matters and to override the Guidelines, the Procedures require a certification and review process to be completed before the vote is cast. That process is designed to identify actual or potential material conflicts of interest (between the Fund on the one hand, and the Fund’s investment adviser, principal underwriter or an affiliate of any of the foregoing, on the other hand) and ensure that the proxy vote is cast in the best interests of the Fund. A conflict is deemed to exist when the proxy is for JPMorgan Chase & Co. stock or for J.P. Morgan Funds, or when the proxy administrator has actual knowledge indicating that a JPMorgan affiliate is an investment banker or rendered a fairness opinion with respect to the matter that is the subject of the proxy vote. When such conflicts are identified, the proxy will be voted by an independent third party either in accordance with JPMorgan proxy voting guidelines or by the third party using its own guidelines.
When other types of potential material conflicts of interest are identified, the applicable proxy administrator and, as necessary and applicable, a legal representative from the applicable proxy committee will evaluate the potential conflict of interest and determine whether such conflict actually exists, and if so, will recommend how the Adviser will vote the proxy. In addressing any material conflict, the Adviser may take one or more of the following measures (or other appropriate action): removing or “walling off” from the proxy voting process certain Adviser personnel with knowledge of the conflict, voting in accordance with any applicable Guideline if the application of the Guideline would objectively result in the casting of a proxy vote in a predetermined manner, or deferring the vote to or obtaining a recommendation from an third independent party, in which case the proxy will be voted by, or in accordance with the recommendation of, the independent third party.
The following summarizes some of the more noteworthy types of proxy voting policies of the non-U.S. Guidelines:
•	Corporate governance procedures differ among the countries. Because of time constraints and local customs, it is not always possible for the Adviser to receive and review all proxy materials in connection with each item submitted for a vote. Many proxy statements are in foreign languages. Proxy materials are generally mailed by the issuer to the sub-custodian which holds the securities for the client in the country where the portfolio company is organized, and there may not be sufficient time for such materials to be transmitted to the Adviser in time for a vote to be cast. In some countries, proxy statements are not mailed at all, and in some locations, the deadline for voting is two to four days after the initial announcement that a vote is to be solicited and it may not always be possible to obtain sufficient information to make an informed decision in good time to vote.
•	Certain markets require that shares being tendered for voting purposes are temporarily immobilized from trading until after the shareholder meeting has taken place. Elsewhere, notably emerging markets, it may not always be possible to obtain sufficient information to make an informed decision in good time to vote. Some markets require a local representative to be hired in order to attend the meeting and vote in person on our behalf, which can result in considerable cost. The Adviser also considers the cost of voting in light of the expected benefit of the vote. In certain instances, it may sometimes be in the Fund’s best interests to intentionally refrain from voting in certain overseas markets from time to time.
•	Where proxy issues concern corporate governance, takeover defense measures, compensation plans, capital structure changes and so forth, the Adviser pays particular attention to management’s arguments for promoting the prospective change. The Adviser’s sole criterion in determining its voting stance is whether such changes will be to the economic benefit of the beneficial owners of the shares.
•	The Adviser is in favor of a unitary board structure of the type found in the United Kingdom as opposed to tiered board structures. Thus, the Adviser will generally vote to encourage the gradual phasing out of tiered board structures, in favor of unitary boards. However, since tiered boards are still very prevalent in markets outside of the United Kingdom, local market practice will always be taken into account.
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•	The Adviser will use its voting powers to encourage appropriate levels of board independence, taking into account local market practice.
•	The Adviser will usually vote against discharging the board from responsibility in cases of pending litigation, or if there is evidence of wrongdoing for which the board must be held accountable.
•	The Adviser will vote in favor of increases in capital which enhance a company’s long-term prospects. The Adviser will also vote in favor of the partial suspension of preemptive rights if they are for purely technical reasons (e.g., rights offers which may not be legally offered to shareholders in certain jurisdictions). However, the Adviser will vote against increases in capital which would allow the company to adopt “poison pill” takeover defense tactics, or where the increase in authorized capital would dilute shareholder value in the long term.
•	The Adviser will vote in favor of proposals which will enhance a company’s long-term prospects. The Adviser will vote against an increase in bank borrowing powers which would result in the company reaching an unacceptable level of financial leverage, where such borrowing is expressly intended as part of a takeover defense, or where there is a material reduction in shareholder value.
•	The Adviser will generally vote against anti-takeover devices.
•	Where social or environmental issues are the subject of a proxy vote, the Adviser will consider the issue on a case-by-case basis, keeping in mind at all times the best economic interests of its clients.
The following summarizes some of the more noteworthy types of proxy voting policies of the U.S. Guidelines:
•	The Adviser considers votes on director nominees on a case-by-case basis. Votes generally will be withheld from directors who: (a) attend less than 75% of board and committee meetings without a valid excuse; (b) adopt or renew a poison pill without shareholder approval; (c) are affiliated directors who serve on audit, compensation or nominating committees or are affiliated directors and the full board serves on such committees or the company does not have such committees; (d) ignore a shareholder proposal that is approved by a majority of either the shares outstanding or the votes cast based on a review over a consecutive two year time frame; (e) are insiders and affiliated outsiders on boards that are not at least majority independent; or (f) are CEOs of publically-traded companies who serve on more than three public boards or serve on more than four public company boards. In addition, votes are generally withheld for directors who serve on committees in certain cases. For example, the Adviser generally withholds votes from audit committee members in circumstances in which there is evidence that there exists material weaknesses in the company’s internal controls. Votes generally are also withheld from directors when there is a demonstrated history of poor performance or inadequate risk oversight or when the board adopts changes to the company’s governing documents without shareholder approval if the changes materially diminish shareholder rights.
•	The Adviser votes proposals to classify boards on a case-by-case basis, but normally will vote in favor of such proposal if the issuer’s governing documents contain each of eight enumerated safeguards (for example, a majority of the board is composed of independent directors and the nominating committee is composed solely of such directors).
•	The Adviser also considers management poison pill proposals on a case-by-case basis, looking for shareholder-friendly provisions before voting in favor.
•	The Adviser votes against proposals for a super-majority vote to approve a merger.
•	The Adviser considers proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan on a case-by-case basis, taking into account such factors as the extent of dilution and whether the transaction will result in a change in control.
•	The Adviser considers vote proposals with respect to compensation plans on a case-by-case basis. The analysis of compensation plans focuses primarily on the transfer of shareholder wealth (the dollar cost of pay plans to shareholders) and includes an analysis of the structure of the plan and pay practices of other companies in the relevant industry and peer companies. Other matters included in the analysis are the amount of the company’s outstanding stock to be reserved for the award of stock options, whether the exercise price of an option is less than the stock’s fair market value at the date of the grant of the options, and whether the plan provides for the exchange of outstanding options for new ones at lower exercise prices.
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•	The Adviser also considers on a case-by-case basis proposals to change an issuer’s state of incorporation, mergers and acquisitions and other corporate restructuring proposals and certain social issue proposals.
•	The Adviser generally votes for management proposals which seek shareholder approval to make the state of incorporation the exclusive forum for disputes if the company is a Delaware corporation; otherwise, the Adviser votes on a case by case basis.
•	The Adviser generally encourages a level of reporting on environmental matters that is not unduly costly or burdensome and which does not place the company at a competitive disadvantage, but which provides meaningful information to enable shareholders to evaluate the impact of the company’s environmental policies and practices on its financial performance. In general, the Adviser supports management disclosure practices that are overall consistent with the goals and objective expressed above. Proposals with respect to companies that have been involved in controversies, fines or litigation are expected to be subject to heightened review and consideration.
•	In evaluating how to vote environmental proposals, key considerations may include, but are not limited to, issuer considerations such as asset profile of company, including whether it is exposed to potentially secularly potentially declining demand for the company’s products or services due to environmental considerations; cash deployments; cost structure of the company, including its position on the cost curve, expected impact of future carbon tax and exposure to high fixed operating costs; corporate behavior of the company; demonstrated capabilities of the company, its strategic planning process, and past performance; current level of disclosure of the company and consistency of disclosure across its industry; and whether the company incorporates environmental or social issues in a risk assessment or risk reporting framework. The Adviser may also consider whether peers have received similar proposals and if so, were the responses transparent and insightful; would adoption of the proposal inform and educate shareholders; and have companies that adopted the proposal provided insightful and meaningful information that would allow shareholders to evaluate the long-term risks and performance of the company; does the proposal require disclosure that is already addressed by existing and proposed mandated regulatory requirements or formal guidance at the local, state, or national level or the company’s existing disclosure practices; and does the proposal create the potential for unintended consequences such as a competitive disadvantage.
•	With regard to social issues, among other factors, the Adviser considers the company’s labor practices, supply chain, how the company supports and monitors those issues, what types of disclosure the company and its peers currently provide, and whether the proposal would result in a competitive disadvantage for the company.
•	The Adviser reviews Say on Pay proposals on a case by case basis with additional review of proposals where the issuer’s previous year’s proposal received a low level of support.
In accordance with regulations of the SEC, the Funds’, including the Behavioral Value Fund’s, proxy voting records for the most recent 12-month period ended June 30 are on file with the SEC and are available on the J.P. Morgan Funds’ website at www.jpmorganfunds.com and are on the SEC’s website at www.sec.gov.
The policies and procedures used by Fuller & Thaler, the sub-adviser to the Behavioral Value Fund, to determine how to vote proxies relating to the portfolio securities of such Fund are summarized below:
Fuller & Thaler. As a fiduciary, Fuller & Thaler’s general policy is to exercise the voting authority delegated to it by the Behavioral Value Fund in a manner that will maintain or enhance shareholder value of the company in which Fuller & Thaler has invested the Fund assets.
The portfolio managers are responsible for voting the proxies for the securities held in the Fund in accordance with Fuller & Thaler’s written proxy voting policy which has been constructed with the clients’ best interest in mind. Generally, Fuller & Thaler approves (or follows management recommendations) in routine corporate matters such as the selection of directors or auditors, in issues involving an increase in the authorized shares where needed for clearly defined business purposes, and in social issues. Generally, Fuller & Thaler opposes (in some cases against management recommendations) the indemnification of directors and/or officers where such indemnification includes “negligence and gross negligence” in the performance of their fiduciary duties, super-majority voting requirements, anti-takeover proposals which restrict shareholder authority, increases in authorized shares of more than 25% without a stated business purpose, changes in corporate charter that do not have a clearly stated business purpose, provisions for
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multi-tiered voting rights, authorizations of “blank check” preferred stock or other capital stock without a stated business purpose, “shareholder rights” provisions which tend to diminish rather than enhance shareholder power, “anti-greenmail” provisions which also restrict shareholder authority, and staggered boards of directors. Fuller & Thaler may vote contrary to its aforementioned general guidelines if a good reason exists to vote otherwise. Fuller & Thaler evaluates, on a case-by-case basis, corporate combinations and divestments, shareholder proposals, and profit sharing and stock options plans.
Fuller & Thaler has contracted with Institutional Shareholder Services (“ISS”) to collect proxy information from the custodians and to vote proxies according to Fuller & Thaler’s instructions. ISS also provides proxy recommendations and corporate governance ratings to Fuller & Thaler. While Fuller & Thaler may consider such research in determining how to vote on a proxy issue, Fuller & Thaler will vote each proxy on its own merits.
In the event of a conflict of interest between the Behavioral Value Fund and Fuller & Thaler, with respect to how a proxy should be voted for a portfolio security held by the Fund, Fuller & Thaler will vote the proxy in what it believes to be in the best interest of the Fund.
ADDITIONAL INFORMATION
A Trust is not required to hold a meeting of Shareholders for the purpose of electing Trustees except that (i) a Trust is required to hold a Shareholders’ meeting for the election of Trustees at such time as less than a majority of the Trustees holding office have been elected by Shareholders and (ii) if, as a result of a vacancy on the Board of Trustees, less than two-thirds of the Trustees holding office have been elected by the Shareholders, that vacancy may only be filled by a vote of the Shareholders. In addition, Trustees may be removed from office by a written consent signed by the holders of Shares representing two-thirds of the outstanding Shares of a Trust at a meeting duly called for the purpose, which meeting shall be called and held in accordance with the bylaws of the applicable Trust. Except as set forth above, the Trustees may continue to hold office and may appoint successor Trustees.
As used in a Trust’s Prospectuses and in this SAI, “assets belonging to a Fund” means the consideration received by a Trust upon the issuance or sale of Shares in that Fund, together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale, exchange, or liquidation of such investments, and any funds or payments derived from any reinvestment of such proceeds, and any general assets of a Trust not readily identified as belonging to a particular Fund that are allocated to that Fund by a Trust’s Board of Trustees. The Board of Trustees may allocate such general assets in any manner it deems fair and equitable. It is anticipated that the factor that will be used by the Board of Trustees in making allocations of general assets to particular Funds will be the relative net asset values of the respective Funds at the time of allocation. Assets belonging to a particular Fund are charged with the direct liabilities and expenses in respect of that Fund, and with a share of the general liabilities and expenses of a Trust not readily identified as belonging to a particular Fund that are allocated to that Fund in proportion to the relative net asset values of the respective Funds at the time of allocation. The timing of allocations of general assets and general liabilities and expenses of a Trust to particular Funds will be determined by the Board of Trustees of a Trust and will be in accordance with generally accepted accounting principles. Determinations by the Board of Trustees of a Trust as to the timing of the allocation of general liabilities and expenses and as to the timing and allocable portion of any general assets with respect to a particular Fund are conclusive.
As used in this SAI and the Prospectuses, the term “majority of the outstanding voting securities” of the Trust, a particular Fund or a particular class of a Fund means the following when the 1940 Act governs the required approval: the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of the Trust, such Fund or such class of such Fund, or (b) 67% or more of the shares of the Trust, such Fund or such class of such Fund present at a meeting at which the holders of more than 50% of the outstanding shares of the Trust, such Fund or such class of such Fund are represented in person or by proxy. Otherwise, the declaration of trust, articles of incorporation or by-laws usually govern the needed approval and generally require that if a quorum is present at a meeting, the vote of a majority of the shares of the Trust, such Fund or such class of such Fund, as applicable, shall decide the question.
Telephone calls to the Funds, the Funds’ service providers or a Financial Intermediary as Financial Intermediary may be recorded. With respect to the securities offered hereby, this SAI and the Prospectuses do not contain all the information included in the Registration Statements of the Trusts filed with the SEC under the 1933 Act and the 1940 Act. Pursuant to the rules and regulations of the SEC, certain portions have been omitted. The Registration Statement including the exhibits filed therewith may be examined at the office of the SEC in Washington, D.C.
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Statements contained in this SAI and the Prospectuses concerning the contents of any contract or other document are not necessarily complete, and in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statements of the Trusts. Each such statement is qualified in all respects by such reference.
No dealer, salesman or any other person has been authorized to give any information or to make any representations, other than those contained in the Prospectuses and this SAI, in connection with the offer contained therein and, if given or made, such other information or representations must not be relied upon as having been authorized by any of the Trusts, the Funds or JPMDS. The Prospectuses and this SAI do not constitute an offer by any Fund or by JPMDS to sell or solicit any offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful for the Funds or JPMDS to make such offer in such jurisdictions.
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APPENDIX A — PURCHASES, REDEMPTIONS AND EXCHANGES
The Funds have established certain procedures and restrictions, subject to change from time to time, for purchase, redemption, and exchange orders, including procedures for accepting telephone instructions and effecting automatic investments and redemptions. The Funds may defer acting on a shareholder’s instructions until it has received them in proper form and in accordance with the requirements described in the Prospectuses.
Subject to the terms of a Fund’s prospectus, an investor may buy (or redeem) shares in certain Funds: (i) through a Financial Intermediary; or (ii) through JPMDS by calling J.P. Morgan Funds Services. Financial Intermediaries may include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including affiliates of JPMorgan Chase that have entered into an agreement with the Distributor, or, if applicable, an authorized designee of a Financial Intermediary. Upon receipt of any instructions or inquiries by telephone from a shareholder or, if held in a joint account, from either party, or from any person claiming to be the shareholder, and confirmation that the account registration and address given by such person match those on record, a Fund or its agent is authorized, without notifying the shareholder or joint account parties, to carry out the instructions or to respond to the inquiries, consistent with the service options chosen by the shareholder or joint shareholders in his or their latest account application or other written request for services, including purchasing, exchanging, or redeeming shares of such Fund and depositing and withdrawing monies from the bank account specified in the “Bank Account Registration” section of the shareholder’s latest account application or as otherwise properly specified to such Fund in writing. Investors may incur a fee if they effect transactions through a Financial Intermediary.
The Funds may, at their own option, accept securities in payment for shares. The securities delivered in such a transaction are valued in the same manner as they would be valued for purposes of computing a Fund’s NAV, as described in the section entitled “Net Asset Value”. This is a taxable transaction to the shareholder. Purchases by means of in-kind contributions of securities will only be accepted if a variety of conditions are satisfied, in accordance with policies and procedures approved by the Board of Trustees.
Except as provided in a Fund’s prospectus, and subject to compliance with applicable regulations, each Fund has reserved the right to pay the redemption price of its shares, either totally or partially, by a distribution in-kind of readily marketable portfolio securities (instead of cash). The securities so distributed would be valued at the same amount as that assigned to them in calculating the NAV of the shares being sold. If a shareholder received a distribution in-kind, the shareholder could incur brokerage or other charges in converting the securities to cash. JPMFMFG and UMF have filed an election under 18f-1 under the 1940 Act. The other Trusts have not filed an election under Rule 18f-1. However, the following Funds have previously filed Rule 18f-1 elections: (i) JPMorgan California Tax Free Bond Fund (formerly, J.P. Morgan California Bond Fund), (ii) JPMorgan Tax Aware Equity Fund, (iii) JPMorgan Intermediate Tax Free Bond Fund and JPMorgan New York Tax Free Bond Fund (as former series of Mutual Fund Select Trust), and (iv) JPMorgan International Equity Fund (as former series of Mutual Fund Select Group). These elections carry over and commit these Funds to paying redemptions by a shareholder of record in cash, limited during any 90 day period to the lesser of: (i) $250,000 or (ii) one percent of the net asset value of the Fund at the beginning of such period.
The Money Market Funds reserve the right to waive any investment minimum. With respect to Agency, Capital, Institutional Class and Premier Shares, examples of when, in the Money Market Funds’ discretion, exceptions to the minimum requirements may be made include, but are not limited to, the following: (1) accounts of a parent corporation and its wholly-owned subsidiaries may be aggregated together to meet the minimum requirement; (2) accounts held by an institutional investor in any of the Money Market Funds in JPMT I or JPMT II may be aggregated together to meet the minimum requirement; and (3) an institutional investor may be given a reasonable amount of time to reach the investment minimum for a class. For Agency, Institutional Class and Premier Shares, investors must purchase the Shares directly from the J.P. Morgan Funds through JPMDS to potentially be eligible. In each case, the investors must inform the J.P. Morgan Funds (or their Financial Intermediary in the case of Capital Shares) that they have accounts that they may be eligible for an exception to the investment minimum.
Exchange Privilege. Shareholders may exchange their shares in a Fund for shares of any other J.P. Morgan Fund as indicated in the Prospectuses that offers such share class. The shareholder will not pay a sales charge for such exchange. The Funds reserve the right to limit the number of exchanges or to refuse an exchange. The Funds may discontinue this exchange privilege at any time.

Shares of a Fund may only be exchanged into another Fund if the account registrations are identical. All exchanges are subject to meeting any investment minimum or eligibility requirements. With respect to exchanges from any Money Market Fund, shareholders must have acquired their shares in such money market fund by exchange from one of the J.P. Morgan non-money market funds or the exchange will be done at relative NAV plus the appropriate sales charge. Any such exchange may create a gain or loss to be recognized for federal income tax purposes. All exchanges are based upon the NAV that is next calculated after the Fund receives your order, provided the exchange out of one Fund must occur before the exchange into the other Fund. The redemption of your shares will be processed at the next calculated net asset value by the Fund whose shares you are redeeming, and your purchase will be processed as of the same time if the Fund into which you wish to exchange also calculates a net asset value at such time or if not, as of such Fund’s next calculated net asset value. The exchange might not be completed on the date on which the order is submitted and, in such case, the proceeds of the redemption may remain uninvested until the exchange is completed. A shareholder that exchanges out of shares of a Fund that accrues a daily dividend, including a money market fund, will accrue a dividend on the day of the redemption. A shareholder that exchanges into shares of a Fund that accrues dividends daily will not accrue a dividend on the day of the purchase. Normally, shares of the Fund to be acquired are purchased on the redemption date, but such purchase may be delayed by either Fund for up to five business days if a Fund determines that it would be disadvantaged by an immediate transfer of the proceeds.
With regard to a Money Market Fund, when a fee or a gate is in place, shareholders will not be permitted to exchange into or out of a Money Market Fund.
Redemptions. In general, shares of a Fund may be exchanged or redeemed at net asset value, less any applicable CDSC. The Trust may suspend the right of redemption or postpone the date of payment for Shares for more than seven days (more than one day for the Prime Money Market Fund, U.S. Treasury Plus Money Market Fund, and U.S. Government Money Market Fund when:
(a)	trading on the Exchange is broadly restricted by the applicable rules and regulations of the SEC;
(b)	the Exchange is closed for other than customary weekend and holiday closing;
(c)	the SEC has by order permitted such suspension; or
(d)	the SEC has declared a market emergency.
With regard to Money Market Funds that do not qualify as Government Money Market Funds, if a Fund’s weekly liquid assets fall below 30% of its total assets, the Fund’s board, in its discretion, may impose liquidity fees of up to 2% of the value of the shares redeemed and/or gates on redemptions. In addition, if a Money Market Fund’s weekly liquid assets fall below 10% of its total assets at the end of any business day, the Fund must impose a 1% liquidity fee on shareholder redemptions unless the Fund’s Board of Trustees determines that not doing so is in the best interests of the Fund.
The Board may, in its discretion, terminate a liquidity fee or redemption gate at any time if it believes such action to be in the best interest of the Fund and its shareholders. Also, liquidity fees and redemption gates will automatically terminate at the beginning of the next business day once a Fund’s weekly liquid assets reach at least 30% of its total assets. Redemption gates may only last up to 10 business days in any 90-day period. When a fee or a gate is in place, the Fund may elect not to permit the purchase of shares or to subject the purchase of shares to certain conditions, which may include affirmation of the purchaser’s knowledge that a fee or a gate is in effect. When a fee or a gate is in place, shareholders will not be permitted to exchange into or out of a Money Market Fund.
With regard to the Money Market Funds, the Board may, in its discretion, permanently suspend redemptions and liquidate if, among other things, a Fund, at the end of a business day, has less than 10% of its total assets invested in weekly liquid assets. The Board of the Retail and Government Money Market Funds may suspend redemptions and liquidate if the Board determines that the deviation between its amortized cost price per share and its market-based NAV per share may result in material dilution or other unfair results to investors or existing shareholders.
Excessive Trading Limits. Market timers may disrupt portfolio management and harm Fund performance. To the extent that a Fund is unable to effectively identify market timers or a Fund does not seek to identify market timers, long-term investors may be adversely affected. The Funds do not authorize market timing and, except for the Funds identified in the Prospectuses, use reasonable efforts to identify market timers. There is no assurance, however, that the Funds will be able to identify and eliminate all market timers. For example, certain accounts include multiple investors and such accounts typically provide the Funds with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated are not known by the Funds. For purposes of the application of the excessive trading limitations, J.P. Morgan Funds that invest in other J.P. Morgan Funds will be considered asset allocation programs within the stated exceptions to the excessive trading limits in the Prospectuses.
Additional Information About Class C Shares. The Distributor pays a commission of 1.00% of the offering price on sales of Class C Shares. The Distributor keeps the entire amount of any CDSC the investor pays for Class C Shares.
If an investor redeems Class C Shares and then uses that money to buy Class C Shares of a J.P. Morgan Fund within 90 days of that redemption, the second purchase will be free of a CDSC. Also, the 12b-1 aging will include the investor’s prior months’ holdings, so that the Financial Intermediary will receive the trail sooner.
Class C Conversion Feature. Class C Shares will be converted to Class A Shares (to Morgan Shares for the Money Market Funds) of the same fund in the following instances:
•	Beginning November 14, 2017, Class C Share positions will convert to Class A Shares after 10 years, calculated from the first day of the month of purchase and processed on the tenth business day of the anniversary month.
•	If the Class C Shares are held in an account with a third party broker of record are transferred to an account with the Distributor after April 21, 2017, those Class C Shares will be converted to Class A Shares on the tenth business day of the month following the transfer.
•	Class C Shares of the Funds (excluding the Money Market Funds) automatically convert to Class A Shares (and thus are then subject to the lower expenses borne by Class A Shares) after the period of time specified in the applicable Prospectuses has elapsed since the date of purchase (the “CDSC Period”), together with the pro-rata portion of all Class C Shares representing dividends and other distributions paid in additional Class C Shares attributable to the Class C Shares then converting. The conversion of Class C Shares will be effected at the relative net asset value per share of the two classes on the tenth business day of the month following the tenth anniversary of the original purchase or such other applicable yearly anniversary. At the time of the conversion, the net asset value per share of the Class A Shares may be higher or lower than the net asset value per share of the Class C Shares; as a result, depending on the relative net asset value per share, a shareholder may receive fewer or more Class A Shares than the number of Class C Shares converted.
•	Class C Shares of the Money Market Funds automatically convert to Morgan Shares (and thus are then subject to the lower expenses borne by Morgan Shares) after the CDSC Period, together with the pro-rata portion of all Class C Shares representing dividends and other distributions paid in additional Class C Shares attributable to the Class C Shares then converting. The conversion of Class C Shares will be effected at the relative net asset value per share of the two classes on the tenth business day of the month following the tenth anniversary of the original purchase or such other applicable yearly anniversary. At the time of the conversion, the net asset value per share of the Morgan Shares may be higher or lower than the net asset value per share of the Class C Shares; as a result, depending on the relative net asset value per share, a shareholder may receive fewer or more Morgan Shares than the number of Class C Shares converted.
Conversion of Class B Shares. On June 19, 2015, the Funds’ Class B Shares were converted into Class A Shares (into Morgan Shares for the Money Market Funds) of the same Fund, notwithstanding the prior conversion schedule that indicated a later date. No contingent deferred sales charges were assessed in connection with this automatic conversion.
Systematic Withdrawal Plan. Systematic withdrawals may be made on a monthly, quarterly or annual basis. The applicable Class C CDSC will be deducted from those payments unless such payments are made:
(i) monthly and constitute no more than 1/12 of 10% of your then-current balance in a Fund each month; or
(ii) quarterly and constitute no more than 1/4 of 10% of your then-current balance in a Fund each quarter.

If you withdraw more than the limits stated above in any given systematic withdrawal payment, you will be charged a CDSC for the amount of the withdrawal over the limit for that month or quarter.
For accounts that allow systematic withdrawals only as a fixed dollar amount per month or quarter, the applicable Class C CDSC is waived provided that, on the date of the systematic withdrawal, the fixed dollar amount to be withdrawn, when multiplied by 12 in the case of monthly payments or by four in the case of quarterly payments, does not exceed 10% of your then-current balance in the Fund. If on any given systematic withdrawal date that amount would exceed 10%, you will be charged a CDSC on the entire amount of that systematic withdrawal payment. This calculation is repeated on each systematic withdrawal date.
For accounts that allow systematic withdrawals on a percentage basis, a Class C CDSC will be charged only on that amount of a systematic payment that exceeds the limits set forth above for that month or quarter.
Your current balance in a Fund for purposes of these calculations will be determined by multiplying the number of shares held by the then-current net asset value for shares of the applicable class.
Cut-Off Times for Purchase, Redemption and Exchange Orders. Orders to purchase, exchange or redeem shares accepted by the Funds (or by a Financial Intermediary authorized to accept such orders on behalf of the Funds) by the cut-off times indicated in the Funds’ Prospectuses will be processed at the NAV next calculated after the order is accepted by the Fund or the Financial Intermediary. Under a variety of different types of servicing agreements, if a Financial Intermediary that is authorized to accept purchase, exchange and/or redemption orders from investors on behalf of the Funds accepts orders prior to the cut-off time for orders stated in the Funds’ Prospectuses, the Financial Intermediary may transmit the orders to the Funds by the deadlines stated in the servicing agreements. The deadlines in the servicing agreements are generally later than the order cut-off times stated in the Funds’ Prospectuses.
Additional Information
A Fund may require medallion signature guarantees for changes that shareholders request be made in Fund records with respect to their accounts, including but not limited to, changes in bank accounts, for any written requests for additional account services made after a shareholder has submitted an initial account application to a Fund, and in certain other circumstances described in the Prospectuses. A Fund may also refuse to accept or carry out any transaction that does not satisfy any restrictions then in effect. A medallion signature guarantee may be obtained from an approved bank, broker, savings and loan association or credit union under Rule 17Ad-15 of the Securities Exchange Act.
The Funds reserve the right to change any of these policies at any time and may reject any request to purchase shares at a reduced sales charge.
Investors may incur a fee if they effect transactions through a Financial Intermediary.

APPENDIX B — DESCRIPTION OF RATINGS
The following is a summary of published ratings by major credit rating agencies. Credit ratings evaluate only the safety of principal and interest payments, not the market value risk of lower quality securities. Credit rating agencies may fail to change credit ratings to reflect subsequent events on a timely basis. Although the investment adviser considers security ratings when making investment decisions, it also performs its own investment analysis and does not rely solely on the ratings assigned by credit agencies.
Unrated securities will be treated as non-investment grade securities unless the investment adviser determines that such securities are the equivalent of investment grade securities. Securities that have received different ratings from more than one agency are considered investment grade if at least one agency has rated the security investment grade, unless otherwise indicated in a Fund’s prospectus or SAI.
Certain Funds are rated by NRSROs. In order to maintain a rating from a rating organization, the Funds may be subject to additional investment restrictions.
DESCRIPTION OF SHORT-TERM CREDIT RATINGS
Standard & Poor’s Financial Services LLC (“S&P”)
A S&P Global Ratings issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects S&P’s view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.
Issuer credit ratings can be either long term or short term. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days–including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating. Medium-term notes are assigned long-term ratings.
A-1	A short-term obligation rated ‘A-1’ is rated in the highest category by S&P. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.
A-2	A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.
A-3	A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.
B	A short-term obligation rated ‘B’ is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.
C	A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.
D	A short-term obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Dual Ratings
S&P assigns “dual” ratings to all debt issues that have a put option or demand feature as part of their structure. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term rating symbols are used for bonds to denote the long-term maturity and the short-term rating symbols for the put option (for example, ‘AAA/A-1+’). With U.S. municipal short-term demand debt, note rating symbols are used with the short-term issue credit rating symbols (for example, ‘SP-1+/A-1+’).
Active Qualifiers (Currently applied and/or outstanding)
L: Ratings qualified with ‘L’ apply only to amounts invested up to federal deposit insurance limits.
P: This subscript is used for issues in which the credit factors, the terms, or both, that determine the likelihood of receipt of payment of principal are different from the credit factors, terms or both that determine the likelihood of receipt of interest on the obligation. The ‘p’ subscript indicates that the rating addresses the principal portion of the obligation only. The ‘p’ subscript will always be used in conjunction with the ‘i’ subscript, which addresses likelihood of receipt of interest. For example, a rated obligation could be assigned ratings of “AAAp NRi” indicating that the principal portion is rated “AAA” and the interest portion of the obligation is not rated.
Preliminary: Preliminary ratings, with the “prelim” qualifier, may be assigned to obligors or obligations, including financial programs, in the circumstances described below. Assignment of a final rating is conditional on the receipt by S&P’s of appropriate documentation. S&P’s reserves the right not to issue a final rating. Moreover, if a final rating is issued, it may differ from the preliminary rating.
•	Preliminary ratings may be assigned to obligations, most commonly structured and project finance issues, pending receipt of final documentation and legal opinions.
•	Preliminary ratings are assigned to Rule 415 Shelf Registrations. As specific issues, with defined terms, are offered from the master registration, a final rating may be assigned to them in accordance with S&P’s policies.
•	Preliminary ratings may be assigned to obligations that will likely be issued upon the obligor’s emergence from bankruptcy or similar reorganization, based on late-stage reorganization plans, documentation and discussions with the obligor. Preliminary ratings may also be assigned to the obligors. These ratings consider the anticipated general credit quality of the reorganized or post-bankruptcy issuer as well as attributes of the anticipated obligation(s).
•	Preliminary ratings may be assigned to entities that are being formed or that are in the process of being independently established when, in S&P’s opinion, documentation is close to final. Preliminary ratings may also be assigned to these entities’ obligations.
•	Preliminary ratings may be assigned when a previously unrated entity is undergoing a well-formulated restructuring, recapitalization, significant financing or other transformative event, generally at the point that investor or lender commitments are invited. The preliminary rating may be assigned to the entity and to its proposed obligation(s). These preliminary ratings consider the anticipated general credit quality of the obligor, as well as attributes of the anticipated obligation(s), assuming successful completion of the transformative event. Should the transformative event not occur, S&P’s would likely withdraw these preliminary ratings.
•	A preliminary recovery rating may be assigned to an obligation that has a preliminary issue credit rating.
t: This symbol indicates termination structures that are designed to honor their contracts to full maturity or, should certain events occur, to terminate and cash settle all their contracts before their final maturity date.
cir: This symbol indicates a counterparty instrument rating (CIR), which is a forward looking opinion about the creditworthiness of an issuer in a securitization structure with respect to a specific financial obligation to a counterparty (including interest rate swaps, currency swaps, and liquidity facilities). The CIR is determined on an ultimate payment basis; these opinions do not take into account timeliness of payment.

Inactive Qualifiers (No longer applied or outstanding)
*: This symbol indicated continuance of the ratings is contingent upon S&P’s receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows. Discontinued use in August 1998.
c: This qualifier was used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long-term credit rating of the issuer is below an investment-grade level and/or the issuer’s bonds are deemed taxable. Discontinued use in January 2001.
G: The letter ‘G’ followed the rating symbol when a fund’s portfolio consisted primarily of direct U.S. government securities.
pi: Ratings with a ‘pi’ subscript are based on analysis of an issuer’s published financial information, as well as additional information in the public domain. They do not, however, reflect in-depth meetings with an issuer’s management and are therefore based on less comprehensive information than ratings without a ‘pi’ subscript. Ratings with a ‘pi’ subscript are reviewed annually based on a new year’s financial statements, but may be reviewed on an interim basis if a major event occurs that may affect the issuer’s credit quality.
pr: The letters ‘pr’ indicate that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.
q: A ‘q’ subscript indicates that the rating is based solely on quantitative analysis of publicly available information. Discontinued use in April 2001.
r: The ‘r’ modifier was assigned to securities containing extraordinary risks, particularly market risks, that are not covered in the credit rating. The absence of an ‘r’ modifier should not be taken as an indication that an obligation will not exhibit extraordinary non-credit related risks. S&P discontinued the use of the ‘r’ modifier for most obligations in June 2000 and for the balance of obligations (mainly structured finance transactions) in November 2002.
Fitch Ratings (“Fitch”)
A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity or security stream and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as “short term” based on market convention. Typically, this means up to 13 months for corporate, sovereign, and structured obligations, and up to 36 months for obligations in U.S. public finance markets.
F1	HIGHEST SHORT-TERM CREDIT QUALITY. Indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.
F2	GOOD SHORT-TERM CREDIT QUALITY. Good intrinsic capacity for timely payment of financial obligations.
F3	FAIR SHORT-TERM CREDIT QUALITY. The intrinsic capacity for timely payment of financial commitments is adequate.
B	SPECULATIVE SHORT-TERM CREDIT QUALITY. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.
C	HIGH SHORT-TERM DEFAULT RISK. Default is a real possibility.
RD	RESTRICTED DEFAULT. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other obligations. Applicable to entity ratings only.
D	Indicates a broad-based default event for an entity, or the default of a specific short-term obligation.

Limitations of the Short-Term Ratings Scale
Specific limitations relevant to the Short-Term Ratings scale include:
•	The ratings do not predict a specific percentage of default likelihood over any given time period.
•	The ratings do not opine on the market value of any issuer’s securities or stock, or the likelihood that this value may change.
•	The ratings do not opine on the liquidity of the issuer’s securities or stock.
•	The ratings do not opine on the possible loss severity on an obligation should an obligation default.
•	The ratings do not opine on any quality related to an issuer or transaction’s profile other that the agency’s opinion on the relative vulnerability to default of the rated issuer or obligation.
Moody’s Investors Service, Inc. (“Moody’s”)
Moody’s global short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.
Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:
P-1	Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.
P-2	Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.
P-3	Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.
NP	Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.
Dominion Bond Rating Service (“DBRS”)
The DBRS short-term debt rating scale provides an opinion on the risk that an issuer will not meet its short-term financial obligations in a timely manner. Ratings are based on quantitative and qualitative considerations relevant to the issuer and the relative ranking of claims. The R-1 and R-2 rating categories are further denoted by the subcategories “(high)”, “(middle)”, and “(low)”.
R-1 (high)	Highest credit quality. The capacity for the payment of short-term financial obligations as they fall due is exceptionally high. Unlikely to be adversely affected by future events.
R-1 (middle)	Superior credit quality. The capacity for the payment of short-term financial obligations as they fall due is very high. Differs from R-1 (high) by a relatively modest degree. Unlikely to be significantly vulnerable to future events.
R-1 (low)	Good credit quality. The capacity for the payment of short-term financial obligations as they fall due is substantial. Overall strength is not as favourable as higher rating categories. May be vulnerable to future events, but qualifying negative factors are considered manageable.
R-2 (high)	Upper end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events.
R-2 (middle)	Adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events or may be exposed to other factors that could reduce credit quality.
R-2 (low)	Lower end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events. A number of challenges are present that could affect the issuer’s ability to meet such obligations.
R-3	Lowest end of adequate credit quality. There is a capacity for the payment of short-term financial obligations as they fall due. May be vulnerable to future events and the certainty of meeting such obligations could be impacted by a variety of developments.

R-4	Speculative credit quality. The capacity for the payment of short-term financial obligations as they fall due is uncertain.
R-5	Highly speculative credit quality. There is a high level of uncertainty as to the capacity to meet short-term financial obligations as they fall due.
D	A financial obligation has not been met or it is clear that a financial obligation will not be met in the near future, or a debt instrument has been subject to a distressed exchange. A downgrade to D may not immediately follow an insolvency or restructuring filing as grace periods, other procedural considerations, or extenuating circumstance may exist.
DESCRIPTION OF LONG-TERM CREDIT RATINGS
S&P
Long-Term Issue Credit Ratings
Issue credit ratings are based, in varying degrees, on S&P analysis of the following considerations:
•	Likelihood of payment — capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;
•	Nature of and provisions of the obligation;
•	Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.
Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)
AAA	An obligation rated ‘AAA’ has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.
AA	An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.
A	An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.
BBB	An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.
Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.
BB	An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.
B	An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.
CCC	An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC	An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.
C	A ‘C’ rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the ‘C’ rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.
D	An obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized. An obligation’s rating is lowered to ‘D’ upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.
Plus(+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.
NR	This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular obligation as a matter of policy.
Fitch
Rated entities in a number of sectors, including financial and non-financial corporations, sovereigns and insurance companies, are generally assigned Issuer Default Ratings (IDRs). IDRs opine on an entity’s relative vulnerability to default on financial obligations. The “threshold” default risk addressed by the IDR is generally that of the financial obligations whose non-payment would best reflect the uncured failure of that entity. As such, IDRs also address relative vulnerability to bankruptcy, administrative receivership or similar concepts, although the agency recognizes that issuers may also make pre-emptive and therefore voluntary use of such mechanisms.
In aggregate, IDRs provide an ordinal ranking of issuers based on the agency’s view of their relative vulnerability to default, rather than a prediction of a specific percentage likelihood of default.
AAA	HIGHEST CREDIT QUALITY. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.
AA	VERY HIGH CREDIT QUALITY. ‘AA’ ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.
A	HIGH CREDIT QUALITY. ‘A’ ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.
BBB	GOOD CREDIT QUALITY. ‘BBB’ ratings indicate that expectations of credit risk are currently low. The capacity for timely payment of financial commitments is considered adequate but adverse changes in circumstances and in economic conditions are more likely to impair this capacity.
BB	SPECULATIVE. ‘BB’ ratings indicate an elevated vulnerability to credit risk, particularly in the event of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met.
B	HIGHLY SPECULATIVE. ‘B’ ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC	SUBSTANTIAL CREDIT RISK. Default is a real possibility.
CC	VERY HIGH LEVELS OF CREDIT RISK. Default of some kind appears probable.
C	EXCEPTIONALLY HIGH LEVELS OF CREDIT RISK. Default is imminent or inevitable, or the issuer is in standstill. Conditions that are indicative of a ‘C’ category rating for an issuer include:
• the issuer has entered into a grace or cure period following non-payment of a material financial obligation;
• the issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation; or
• Fitch otherwise believes a condition of ‘RD’ or ‘D’ to be imminent or inevitable, including through the formal announcement of a coercive debt exchange.
RD	RESTRICTED DEFAULT. ‘RD’ ratings indicate an issuer that in Fitch’s opinion has experienced an uncured payment default on a bond, loan or other material financial obligation but which has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, and which has not otherwise ceased business. This would include:
• the selective payment default on a specific class or currency of debt;
• the uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;
• the extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel; or
• execution of a coercive debt exchange on one or more material financial obligations.
D	DEFAULT. ‘D’ ratings indicate an issuer that in Fitch Ratings’ opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, or which has otherwise ceased business.
Default ratings are not assigned prospectively to entities or their obligations; within this context, non-payment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a coercive debt exchange.
“Imminent” default typically refers to the occasion where a payment default has been intimated by the issuer, and is all but inevitable. This may, for example, be where an issuer has missed a scheduled payment, but (as is typical) has a grace period during which it may cure the payment default. Another alternative would be where an issuer has formally announced a coercive debt exchange, but the date of the exchange still lies several days or weeks in the immediate future.
In all cases, the assignment of a default rating reflects the agency’s opinion as to the most appropriate rating category consistent with the rest of its universe of ratings, and may differ from the definition of default under the terms of an issuer’s financial obligations or local commercial practice.
Note:
The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ Long-Term IDR category, or to Long-Term IDR categories below ‘B’.
Limitations of the Issuer Credit Rating Scale:
Specific limitations relevant to the issuer credit rating scale include:
•	The ratings do not predict a specific percentage of default likelihood over any given time period.
•	The ratings do not opine on the market value of any issuer’s securities or stock, or the likelihood that this value may change.
•	The ratings do not opine on the liquidity of the issuer’s securities or stock.
•	The ratings do not opine on the possible loss severity on an obligation should an issuer default.
•	The ratings do not opine on the suitability of an issuer as a counterparty to trade credit.

•	The ratings do not opine on any quality related to an issuer’s business, operational or financial profile other than the agency’s opinion on its relative vulnerability to default.
Moody’s
Long-Term Obligation Ratings
Moody’s long-term ratings are opinions of the relative credit risk of financial obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings use Moody’s Global Scale and reflect both the likelihood of default and any financial loss suffered in the event of default.
Aaa	Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.
Aa	Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.
A	Obligations rated A are considered upper-medium grade and are subject to low credit risk.
Baa	Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.
Ba	Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.
B	Obligations rated B are considered speculative and are subject to high credit risk.
Caa	Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.
Ca	Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.
C	Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.
Moody’s applies numerical modifiers, 1, 2, and 3 to each generic rating classified from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.
DBRS
Long-Term Obligations
The DBRS long-term rating scale provides an opinion on the risk of default. That is, the risk that an issuer will fail to satisfy its financial obligations in accordance with the terms under which an obligations has been issued. Ratings are based on quantitative and qualitative considerations relevant to the issuer, and the relative ranking of claims. All rating categories other than AAA and D also contain subcategories “(high)” and “(low)”. The absence of either a “(high)” or “(low)” designation indicates the rating is in the middle of the category.
AAA	Highest credit quality. The capacity for the payment of financial obligations is exceptionally high and unlikely to be adversely affected by future events.
AA	Superior credit quality. The capacity for the payment of financial obligations is considered high. Credit quality differs from AAA only to a small degree. Unlikely to be significantly vulnerable to future events.
A	Good credit quality. The capacity for the payment of financial obligations is substantial, but of lesser credit quality than AA. May be vulnerable to future events, but qualifying negative factors are considered manageable.
BBB	Adequate credit quality. The capacity for the payment of financial obligations is considered acceptable. May be vulnerable to future events.
BB	Speculative, non investment-grade credit quality. The capacity for the payment of financial obligations is uncertain. Vulnerable to future events.
B	Highly speculative credit quality. There is a high level of uncertainty as to the capacity to meet financial obligations.

CCC/CC/C	Very highly speculative credit quality. In danger of defaulting on financial obligations. There is little difference between these three categories, although CC and C ratings are normally applied to obligations that are seen as highly likely to default, or subordinated to obligations rated in the CCC to B range. Obligations in respect of which default has not technically taken place but is considered inevitable may be rated in the C category.
D	A financial obligation has not been met or it is clear that a financial obligation will not be met in the near future or a debt instrument has been subject to a distressed exchange. A downgrade to D may not immediately follow an insolvency or restructuring filing as grace periods or extenuating circumstances may exist.
DESCRIPTION OF INSURANCE RATINGS
S&P
Insurer Financial Strength Rating Definitions
A S&P Global Ratings insurer financial strength rating is a forward-looking opinion about the financial security characteristics of an insurance organization with respect to its ability to pay under its insurance policies and contracts in accordance with their terms. Insurer financial strength ratings are also assigned to health maintenance organizations and similar health plans with respect to their ability to pay under their policies and contracts in accordance with their terms.
This opinion is not specific to any particular policy or contract, nor does it address the suitability of a particular policy or contract for a specific purpose or purchaser. Furthermore, the opinion does not take into account deductibles, surrender or cancellation penalties, timeliness of payment, nor the likelihood of the use of a defense such as fraud to deny claims.
Insurer financial strength ratings do not refer to an organization’s ability to meet nonpolicy (i.e. debt) obligations. Assignment of ratings to debt issued by insurers or to debt issues that are fully or partially supported by insurance policies, contracts, or guarantees is a separate process from the determination of insurer financial strength ratings, and follows procedures consistent with issue credit rating definitions and practices. An insurer financial strength rating is not a recommendation to purchase or discontinue any policy or contract issued by an insurer.
Insurer Financial Strength Ratings
AAA	An insurer rated ‘AAA’ has extremely strong financial security characteristics. ‘AAA’ is the highest insurer financial strength rating assigned by S&P.
AA	An insurer rated ‘AA’ has very strong financial security characteristics, differing only slightly from those rated higher.
A	An insurer rated ‘A’ has strong financial security characteristics, but is somewhat more likely to be affected by adverse business conditions than are insurers with higher ratings.
BBB	An insurer rated ‘BBB’ has good financial security characteristics, but is more likely to be affected by adverse business conditions than are higher-rated insurers.
An insurer rated ‘BB’ or lower is regarded as having vulnerable characteristics that may outweigh its strengths; ‘BB’ indicates the least degree of vulnerability within the range; ‘CC’ the highest.
BB	An insurer rated ‘BB’ has marginal financial security characteristics. Positive attributes exist, but adverse business conditions could lead to insufficient ability to meet financial commitments.
B	An insurer rated ‘B’ has weak financial security characteristics. Adverse business conditions will likely impair its ability to meet financial commitments.
CCC	An insurer rated ‘CCC’ has very weak financial security characteristics, and is dependent on favorable business conditions to meet financial commitments.
CC	An insurer rated ‘CC’ has extremely weak financial security characteristics and is likely not to meet some of its financial commitments.
R	An insurer rated ‘R’ is under regulatory supervision owing to its financial condition. During the pendency of the regulatory supervision, the regulators may have the power to favor one class of obligations over others or pay some obligations and not others. The rating does not apply to insurers subject only to nonfinancial actions such as market conduct violations.

SD or D	An insurer rated ‘SD’ (selective default) or ‘D” is in default on one or more of its insurance policy obligations but is not under regulatory supervision that would involve a rating of ‘R’.
The ‘D’ rating also will be sued upon the filing of a bankruptcy petition or the taking of similar action if payments on a policy obligation are at risk. A ‘D’ rating is assigned when S&P Global Ratings believes that the default will be a general default and that the obligor will fail to pay substantially all of its obligations in full in accordance with the policy terms.
An ‘SD’ rating is assigned when S&P Global Ratings believes that the insurer has selectively defaulted on a specific class of policies but it will continue to meet its payment obligations on other classes of obligations. An ‘SD’ includes the completion of a distressed exchange offer. Claim denials due to lack of coverage or other legally permitted defenses are not considered defaults.
NR	An insurer designated ‘NR’ is not rated, which implies no opinion about the insurer’s financial security.
Ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.
Fitch
Insurer Financial Strength Ratings
The Insurer Financial Strength (IFS) Rating provides an assessment of the financial strength of an insurance organization. The IFS Rating is assigned to the insurance company’s policyholder obligations, including assumed reinsurance obligations and contract holder obligations, such as guaranteed investment contracts. The IFS Rating reflects both the ability of the insurer to meet these obligations on a timely basis, and expected recoveries received by claimants in the event the insurer stops making payments or payments are interrupted, due to either the failure of the insurer or some form of regulatory intervention. In the context of the IFS Rating, the timeliness of payments is considered relative to both contract and/or policy terms but also recognizes the possibility of reasonable delays caused by circumstances common to the insurance industry, including claims reviews, fraud investigations and coverage disputes.
The IFS Rating does not encompass policyholder obligations residing in separate accounts, unit-linked products or segregated funds, for which the policyholder bears investment or other risks. However, any guarantees provided to the policyholder with respect to such obligations are included in the IFS Rating.
Expected recoveries are based on the agency’s assessments of the sufficiency of an insurance company’s assets to fund policyholder obligations, in a scenario in which payments have ceased or been interrupted. Accordingly, expected recoveries exclude the impact of recoveries obtained from any government sponsored guaranty or policyholder protection funds. Expected recoveries also exclude the impact of collateralization or security, such as letters of credit or trusteed assets, supporting select reinsurance obligations.
IFS Ratings can be assigned to insurance and reinsurance companies in any insurance sector, including the life & annuity, non-life, property/casualty, health, mortgage, financial guaranty, residual value and title insurance sectors, as well as to managed care companies such as health maintenance organizations.
The IFS Rating does not address the quality of an insurer’s claims handling services or the relative value of products sold.
The IFS Rating uses the same symbols used by the agency for its International and National credit ratings of long-term or short-term debt issues. However, the definitions associated with the ratings reflect the unique aspects of the IFS Rating within an insurance industry context.
Obligations for which a payment interruption has occurred due to either the insolvency or failure of the insurer or some form of regulatory intervention will generally be rated between ‘B’ and ‘C’ on the Long-Term IFS Rating scales (both International and National). International Short-Term IFS Ratings assigned under the same circumstances will align with the insurer’s International Long-Term IFS Rating.

Long-Term International IFS Ratings
The following rating scale applies to foreign currency and local currency ratings. Ratings of ‘BBB-’ and higher are considered to be “secure”, and those of ‘BB+’ and lower are considered to be “vulnerable”.
AAA	EXCEPTIONALLY STRONG. ‘AAA’ IFS Ratings denote the lowest expectation of ceased or interrupted payments. They are assigned only in the case of exceptionally strong capacity to meet policyholder and contract obligations. This capacity is highly unlikely to be adversely affected by foreseeable events.
AA	VERY STRONG. ‘AA’ IFS Ratings denote a very low expectation of ceased or interrupted payments. They indicate very strong capacity to meet policyholder and contract obligations. This capacity is not significantly vulnerable to foreseeable events.
A	STRONG. ‘A’ IFS Ratings denote a low expectation of ceased or interrupted payments. They indicate strong capacity to meet policyholder and contract obligations. This capacity may, nonetheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.
BBB	GOOD. ‘BBB’ IFS Ratings indicate that there is currently a low expectation of ceased or interrupted payments. The capacity to meet policyholder and contract obligations on a timely basis is considered adequate, but adverse changes in circumstances and economic conditions are more likely to impact this capacity.
BB	MODERATELY WEAK. ‘BB’ IFS Ratings indicate that there is an elevated vulnerability to ceased or interrupted payments, particularly as the result of adverse economic or market changes over time. However, business or financial alternatives may be available to allow for policyholder and contract obligations to be met in a timely manner.
B	WEAK. ‘B’ IFS Ratings indicate two possible conditions. If obligations are still being met on a timely basis, there is significant risk that ceased or interrupted payments could occur in the future, but a limited margin of safety remains. Capacity for continued timely payments is contingent upon a sustained, favorable business and economic environment, and favorable market conditions. Alternatively, a ‘B’ IFS Rating is assigned to obligations that have experienced ceased or interrupted payments, but with the potential for extremely high recoveries. Such obligations would possess a recovery assessment of ‘RR1’ (Outstanding).
CCC	VERY WEAK. ‘CCC’ IFS Ratings indicate two possible conditions. If obligations are still being met on a timely basis, there is a real possibility that ceased or interrupted payments could occur in the future. Capacity for continued timely payments is solely reliant upon a sustained, favorable business and economic environment, and favorable market conditions. Alternatively, a ‘CCC’ IFS Rating is assigned to obligations that have experienced ceased or interrupted payments, and with the potential for average to superior recoveries. Such obligations would possess a recovery assessment of ‘RR2’ (Superior), ‘RR3’ (Good), and ‘RR4’ (Average).
CC	EXTREMELY WEAK. ‘CC’ IFS Ratings indicate two possible conditions. If obligations are still being met on a timely basis, it is probable that ceased or interrupted payments will occur in the future. Alternatively, a ‘CC’ IFS Rating is assigned to obligations that have experienced ceased or interrupted payments, with the potential for average to below-average recoveries. Such obligations would possess a recovery assessment of ‘RR4’ (Average) or ‘RR5’ (Below Average).
C	DISTRESSED. ‘C’ IFS Ratings indicate two possible conditions. If obligations are still being met on a timely basis, ceased or interrupted payments are imminent. Alternatively, a ‘C’ IFS Rating is assigned to obligations that have experienced ceased or interrupted payments, and with the potential for below average to poor recoveries. Such obligations would possess a recovery assessment of ‘RR5’ (Below Average) or ‘RR6’ (Poor).
“+” or “-” may be appended to a rating to indicate the relative position of a credit within the rating category. Such suffixes are not added to ratings in the ‘AAA’ category or to ratings below the ‘B’ category.
Short-Term IFS Ratings
A Short-Term Insurer Financial Strength Rating (ST-IFS Rating) provides an assessment of the near-term financial health of an insurance organization, and its capacity to meet senior obligations to policyholders and contract-holders that would be expected to be due within one year. The analysis supporting the ST-IFS Rating encompasses all of the factors considered within the context of the IFS Rating, but with greater weighting given to an insurer’s near-term liquidity, financial flexibility and regulatory solvency characteristics, and less weight given to longer-term issues such as competitiveness and earnings trends.
The agency will only assign a ST-IFS Rating to insurers that also have been assigned an IFS Rating. Currently, ST-IFS Ratings are used primarily by U.S. life insurance companies that sell short-term funding agreements.
The ST-IFS Rating uses the same international ratings scale used by the agency for short-term debt and issuer ratings.
F1	Insurers are viewed as having a strong capacity to meet their near-term obligations. When an insurer rated in this rating category is designated with a (+) sign, it is viewed as having a very strong capacity to meet near-term obligations.
F2	Insurers are viewed as having a moderately strong capacity to meet their near-term obligations.
F3	Insurers are viewed as having an adequate capacity to meet their near-term obligations.
B	Insurers are viewed as having a weak capacity to meet their near-term obligations.
C	Insurers are viewed as having a very weak capacity to meet their near-term obligations.
Recovery Ratings
Recovery Ratings are assigned to selected individual securities and obligations. These currently are published for most individual obligations of corporate issuers with IDRs in the ‘B’ rating category and below, and for most distressed or defaulted structured finance obligations rated “CCC” or below.
Among the factors that affect recovery rates for securities are the collateral, the seniority relative to other obligations in the capital structure (where appropriate), and the expected value of the company or underlying collateral in distress.
The Recovery Rating scale is based upon the expected relative recovery characteristics of an obligation upon the curing of a default, emergence from insolvency or following the liquidation or termination of the obligor or its associated collateral. For structured finance, Recovery Ratings are designed to estimate recoveries on a forward-looking basis while taking into account the time value of money.
Recovery Ratings are an ordinal scale and do not attempt to precisely predict a given level of recovery. As a guideline in developing the rating assessments, the agency employs broad theoretical recovery bands in its ratings approach based on historical averages, but actual recoveries for a given security may deviate materially from historical averages.
RR1	OUTSTANDING RECOVERY PROSPECTS GIVEN DEFAULT. ‘RR1’ rated securities have characteristics consistent with securities historically recovering 91%–100% of current principal and related interest.
RR2	SUPERIOR RECOVERY PROSPECTS GIVEN DEFAULT. ‘RR2’ rated securities have characteristics consistent with securities historically recovering 71%–90% of current principal and related interest.
RR3	GOOD RECOVERY PROSPECTS GIVEN DEFAULT. ‘RR3’ rated securities have characteristics consistent with securities historically recovering 51%–70% of current principal and related interest.
RR4	AVERAGE RECOVERY PROSPECTS GIVEN DEFAULT. ‘RR4’ rated securities have characteristics consistent with securities historically recovering 31%–50% of current principal and related interest.
RR5	BELOW AVERAGE RECOVERY PROSPECTS GIVEN DEFAULT. ‘RR5’ rated securities have characteristics consistent with securities historically recovering 11%– 30% of current principal and related interest.
RR6	POOR RECOVERY PROSPECTS GIVEN DEFAULT. ‘RR6’ rated securities have characteristics consistent with securities historically recovering 0%–10% of current principal and related interest.

Limitations of the Recovery Ratings Scale
Specific limitations relevant to the Recovery Ratings scale include:
•	The ratings do not predict a specific percentage of recovery should a default occur.
•	The ratings do not opine on the market value of any issuer’s securities or stock, or the likelihood that this value may change.
•	The ratings do not opine on the market value of any issuer’s securities or stock, or the likelihood that this value may change.
•	The ratings do not opine on the liquidity of the issuer’s securities or stock.
•	The ratings do not opine on any quality related to an issuer or transaction’s profile other than the agency’s opinion on the relative loss severity of the rated obligation should the obligation default.
•	Recovery Ratings, in particular, reflect a fundamental analysis of the underlying relationship between financial claims on an entity or transaction and potential sources to meet those claims. The size of such sources and claims is subject to a wide variety of dynamic factors outside the agency’s analysis, which will influence actual recovery rates.
•	Out-of-court settlements are not contemplated by Fitch’s Recovery Ratings, other than in broad concession payments for some classes of junior-ranking bonds in some specific scenarios. In reality, out-of-court settlements will be influenced heavily by creditor composition and local political and economic imperatives, and Fitch does not attempt to factor these into its Recovery Ratings.
•	Creditor composition is outside the scope of Recovery Ratings. Concentration of creditors at a certain level of the capital structure, common ownership of claims at different levels in a capital structure or even differing entry prices of investors within a creditor class can have profound effect on actual recovery rates.
•	Information flows for companies close to default can become erratic, which may reduce Fitch’s visibility on its Recovery Ratings.
•	Enterprise valuations play a key role in the allocation of recoveries across credit classes. Recovery Ratings assume cash-flow multiples or advance rates, which are driven by subjective forecasts of Fitch analysts of post-restructuring cash flow, achievable exit multiples and appropriate advance rates. All these parameters are subject to volatility before and during the restructuring process.
•	Recovery rates are strongly influenced by legal decision. Potential legal decisions are not factored into Fitch’s Recovery Ratings.
Moody’s
Insurance Financial Strength Ratings
Moody’s Insurance Financial Strength Ratings are opinions of the ability of insurance companies to repay punctually senior policyholder claims and obligations. Specific obligations are considered unrated unless they are individually rated because the standing of a particular insurance obligation would depend on an assessment of its relative standing under those laws governing both the obligation and the insurance company.
Aaa	Insurance companies rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.
Aa	Insurance companies rated Aa are judged to be of high quality and are subject to very low credit risk.
A	Insurance companies rated A are judged to be of upper-medium grade and are subject to low credit risk.
Baa	Insurance companies rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.
Ba	Insurance companies rated Ba are judged to be speculative and are subject to substantial credit risk.

B	Insurance companies rated B are considered speculative and are subject to high credit risk.
Caa	Insurance companies rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.
Ca	Insurance companies rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.
C	Insurance companies rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.
Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a “(hyb)” indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms.*
*By their terms, hybrid securities allow for the omission of scheduled dividends, interest, or principal payments, which can potentially result in impairment if such an omission occurs. Hybrid securities may also be subject to contractually allowable write-downs of principal that could result in impairment. Together with the hybrid indicator, the long-term obligation rating assigned to a hybrid security is an expression of the relative credit risk associated with that security.
Short-Term Insurance Financial Strength Ratings
P-1	Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.
P-2	Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.
P-3	Issuers (or supporting institutions) rated Prim-3 have an acceptable ability to repay short-term obligations.
P-4	Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.
DESCRIPTION OF SHORT-TERM MUNICIPAL BOND RATINGS
S& P
Municipal Short-Term Note Ratings
A S&P Global Ratings U.S. municipal note rating reflects S&P Global Ratings opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, S&P’s analysis will review the following considerations:
•	Amortization schedule — the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and
•	Source of payment — the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.
Note rating symbols are as follows:
SP-1	Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.
SP-2	Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.
SP-3	Speculative capacity to pay principal and interest.

Moody’s
Short-Term Obligation Ratings
There are three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade (MIG) and are divided into three levels — MIG 1 through MIG 3. In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade. MIG ratings expire at the maturity of the obligation.
MIG 1	This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.
MIG 2	This designation denotes strong credit quality. Margins of protection are ample although not so large as in the preceding group.
MIG 3	This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.
SG	This designation denotes speculative-quality credit quality. Debt instruments in this category may lack sufficient margins of protection.
Demand Obligation Ratings
In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned; a long or short-term debt rating and a demand obligation rating. The first element represents Moody’s evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of the degree of risk associated with the ability to receive purchase price upon demand (“demand feature”), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or VMIG rating. VMIG ratings of demand obligations with unconditional liquidity support are mapped from the short-term debt rating (or counterparty assessment) of the support provider, or the underlying obligor in the absence of third party liquidity support, with VMIG1 corresponding to P-1, VMIG 2 to P-2, VMIG 3 to P-3 and SG to not prime. For example, the VMIG rating for an industrial revenue bond with Company XYZ as the underlying obligor would normally have the same numerical modifier as Company XYZ’s prime rating. Transitions of VMIG ratings of demand obligations with conditional liquidity support, as shown in the diagram below, differ from transitions on the Prime scale to reflect the risk that external liquidity support will terminate if the issuer’s long-term rating drops below investment grade.
VMIG 1	This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
VMIG 2	This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
VMIG 3	This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
SG	This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.
*For VRDBs supported with conditional liquidity support, short-term transition down at higher long-term ratings to reflect the risk of termination of liquidity support as a result of a downgrade below investment grade. VMIG ratings of VRDBs with unconditional liquidity support reflect the short-term debt rating (or counterparty assessment) of the liquidity support provider with VMIG 1 corresponding to P-1, VMIG 2 to P-2, VMIG 3 to P-3 and SC to not prime. For more complete discussion of these ratings transitions, please see Annex B of Moody’s Methodology titled Variable Rate Instruments Supported by Conditional Liquidity Facilities.

DESCRIPTION OF PREFERRED STOCK RATINGS
DBRS
Preferred Share Rating Scale
The DBRS preferred share rating scale is used in the Canadian securities market and is meant to give an indication of the risk that a borrower will not fulfill its full obligations in a timely manner, with respect to both dividend and principal commitments. Every DBRS rating is based on quantitative and qualitative considerations relevant to the borrowing entity. Each rating category is denoted by the subcategories “high” and “low”. The absence of either a “high” or “low” designation indicates the rating is in the middle of the category.
Pfd-1	Preferred shares rated Pfd-1 are of superior credit quality, and are supported by entities with strong earnings and balance sheet characteristics. Pfd-1 securities generally correspond with companies whose senior bonds are rated in the AAA or AA categories. As is the case with all rating categories, the relationship between senior debt ratings and preferred share ratings should be understood as one where the senior debt rating effectively sets a ceiling for the preferred shares issued by the entity. However, there are cases where the preferred share rating could be lower than the normal relationship with the issuer’s senior debt rating.
Pfd-2	Preferred shares rated Pfd-2 are of satisfactory credit quality. Protection of dividends and principal is still substantial, but earnings, the balance sheet, and coverage ratios are not as strong as Pfd-1 rated companies. Generally, Pfd-2 ratings correspond with companies whose senior bonds are rated in the “A” category.
Pfd-3	Preferred shares rated Pfd-3 are of adequate credit quality. While protection of dividends and principal is still considered acceptable, the issuing entity is more susceptible to adverse changes in financial and economic conditions, and there may be other adverse conditions present which detract from debt protection. Pfd-3 ratings generally correspond with companies whose senior bonds are rated in the higher end of the BBB category.
Pfd-4	Preferred shares rated Pfd-4 are speculative, where the degree of protection afforded to dividends and principal is uncertain, particularly during periods of economic adversity. Companies with preferred shares rated Pfd-4 generally coincide with entities that have senior bond ratings ranging from the lower end of the BBB category through the BB category.
Pfd-5	Preferred shares rated Pfd-5 are highly speculative and the ability of the entity to maintain timely dividend and principal payments in the future is highly uncertain. Entities with a Pfd-5 rating generally have senior bond ratings of B or lower. Preferred shares rated Pfd-5 often have characteristics that, if not remedied, may lead to default.
D	A security rated D implies the dividend or principal payment is in default per the legal documents, the issuer has made it clear that this will be the case in the near future or in certain cases, that there has been a distressed exchange. As such, the non payment of a dividend does not necessarily give rise to the assignment of a D rating. In some cases, DBRS may not assign a D rating under a bankruptcy announcement scenario, as allowances for grace periods may exist in the underlying legal documentation. Once assigned, the D rating will continue until such time as the rating is discontinued or reinstated by DBRS.

PART C

Item 28.	Exhibits

(a)(1)	Certificate of Trust dated November 12, 2004. Incorporated by reference to the Registrant’s Registration Statement filed with the Securities and Exchange Commission in Post- Effective Amendment No. 69 as filed on February 18, 2005 (Accession Number 0001193125-05-032909).

(a)(2)	Declaration of Trust dated November 5, 2004 (as amended May 14, 2014). Incorporated herein by reference to the Registrant’s Registration Statement as filed on June 27, 2014 (Accession Number 0001193125-14-253403).

(a)(3)	Amended Schedule B, dated August 16, 2017, to the Declaration of Trust, dated November 5, 2004 (as amended May 14, 2014). Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on August 21, 2017 (Accession Number 0001193125-17-263759).

(b)(1)	Amended and Restated By-Laws dated as of August 20, 2014. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on August 29, 2014) (Accession Number
0001193125-14-327164).

(c)	Instrument defining rights of shareholders incorporated by reference to Exhibits (a)(2) and (b).

(d)(1)	Amended and Restated Investment Advisory Agreement dated as of August 12, 2004 between Registrant and Banc One Investment Advisors Corporation (renamed JPMorgan Investment Advisors Inc. as of February 19, 2005). Incorporated by reference to the Registrant’s Registration Statement filed with the Securities and Exchange Commission in Post- Effective Amendment No. 68 as filed on October 27, 2004 (Accession Number 0001193125-04-179370).

(d)(2)	Form of Amended Schedule A dated as of September 8, 2016 to the Amended and Restated Investment Advisory Agreement between Registrant and J.P. Morgan Investment Management Inc. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on October 31, 2016 (Accession Number 0001193125-16-753757).

(d)(2)(a)	Amendment to Investment Advisory Agreement between JPMorgan Trust II and JPMIA, dated as of December 31, 2009. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 25, 2010 (Accession Number 0001145443-10-000327).

(d)(3)	Reserved.

(d)(4)	Reserved.

(d)(5)	Investment Advisory Agreement dated as of September 30, 2004 by and between Registrant and Security Capital Research and Management Incorporated with respect to the U. S. Real Estate Fund. Incorporated by reference to the Registrant’s Registration Statement filed with the Securities and Exchange Commission in Post-Effective Amendment No. 68 as filed on October 27, 2004 (Accession Number 0001193125-04-179370).

(d)(6)	Investment Advisory Agreement made as of August 12, 2004 between Registrant and J.P. Morgan Investment Management Inc. with respect to International Equity Index Fund. Incorporated by reference to the Registrant’s Registration Statement filed with the Securities and Exchange Commission in Post-Effective Amendment No. 68 as filed on October 27, 2004 (Accession Number 0001193125-04-179370).

(d)(7)	Form of Amended and Restated Schedule A dated as of June 30, 2014 to the Investment Advisory Agreement for International Research Enhanced Equity Fund. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on August 29, 2014) (Accession Number 0001193125-14-327164).

(e)(1)	Distribution Agreement between Registrant and JPMorgan Distribution Services, Inc., effective February 19, 2005. Incorporated herein by reference to the Registrant’s Registration Statement filed with the Securities and Exchange Commission in Post-Effective Amendment No. 71 to the Registration Statement on April 27, 2005 (Accession Number 0001193125- 05-086890).

(e)(2)	Amendment to the Distribution Agreement, including Schedule A, dated February 12, 2014. Incorporated herein by reference to the Registrant’s Registration Statement filed with the Securities and Exchange Commission on August 29, 2014 (Accession Number 0001193125-14-327164).

(e)(3)	Form of Amended Schedule B to the Distribution Agreement, amended as of June 21, 2018. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on June 28, 2018 (Accession Number 0001193125-18-207663).

(e)(4)	Form of Amended Schedule C to the Distribution Agreement, amended as of November 16, 2016. Incorporated herein by reference to the Registrant’s Registration Statement filed with the Securities and Exchange Commission on December 8, 2017 (Accession Number 0001193125-16-788570).

(e)(5)	Form of Amended Schedule D to the Distribution Agreement, amended as of May 15, 2018. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on June 28, 2018 (Accession Number 0001193125-18-207663).

(e)(6)	Amended Schedule E to the Distribution Agreement, amended as of June 22, 2015. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on April 28, 2016 (Accession Number 0001193125-16-563965).

(e)(7)	Form of Amended Schedule F to the Distribution Agreement, amended as of November 16, 2016. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on December 8, 2016 (Accession Number 0001193125-16-788570).

(e)(8)	Amendment, dated November 11, 2015, to the Distribution Agreement, including Schedule A. Incorporated herein by reference to the Registrant’s Registration Statement filed with the Securities and Exchange Commission on June 27, 2016 (Accession Number 0001193125-16-633296).

(f)	Deferred Compensation Plan for Eligible Trustees of the Trust. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 27, 2014 (Accession Number 0001193125-14-073133).

(g)(1)(a)	Amended and Restated Global Custody and Fund Accounting Agreement dated September 1, 2010, between JPMorgan Chase Bank, N.A. and the entities named in Schedule A. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on October 28, 2010 (Accession Number 0001145443-10-002213).

(g)(1)(b)	Form of Amended Schedule A to the Amended and Restated Global Custody and Fund Accounting Agreement (amended as of June 21, 2018). Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on June 28, 2018 (Accession Number 0001193125-18-207663).

(g)(1)(c)	Amendment to Amended and Restated Global Custody and Fund Accounting Agreement, dated as of December 1, 2013. Incorporated herein by reference to the Registrant’s Registration Statement as filed on June 27, 2014 (Accession Number 0001193125-14-253403).

(g)(1)(d)	Amendment to Amended and Restated Global Custody and Fund Accounting Agreement, dated September 1, 2014. Incorporated herein by reference to the Registrant’s Registration Statement filed with the Securities and Exchange Commission on December 23, 2014 (Accession Number 000119125-14-452556).

(g)(1)(e)	Joinder and Amendment, dated December 1, 2015, including Schedule A, to Amended and Restated Global Custody and Fund Accounting Agreement dated September 1, 2014. Incorporated herein by reference to the Registrant’s Registration Statement filed with the Securities and Exchange Commission on April 21, 2016 (Accession Number 0001193125-16-550354).

(g)(1)(f)	Form of Amendment to Amended and Restated Global Custody and Fund Accounting Agreement, including Schedule E, dated April 1, 2017. Incorporated herein by reference to the Registrant’s Registration Statement filed with the Securities and Exchange Commission on August 18, 2017 (Accession Number 0001193125-17-262150).

(g)(1)(g)	Form of Amendment to the Amended and Restated Global Custody and Fund Accounting Agreement dated as of September 1, 2010. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 28, 2018 (Accession Number 0001193125-18-064448).

(h)(1)(a)	Administration Agreement between Registrant and JPMorgan Funds Management, Inc., effective February 19, 2005. Incorporated herein by reference to the Registrant’s Registration Statement filed with the Securities and Exchange Commission in Post-Effective Amendment No. 71 to the Registration Statement on April 27, 2005 (Accession Number 0001193125- 05-086890).

(h)(1)(b)	Amendment, including amended Schedule A, dated May 1, 2006, to the Administration Agreement. Incorporated herein by reference to the Registrant’s Registration Statement filed with the Securities and Exchange Commission in Post-Effective Amendment No. 84 as filed on August 30, 2006 (Accession Number 0001145443-06-002835).

(h)(1)(c)	Form of Amended Schedule B to the Administration Agreement (amended as of June 21, 2018). Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on June 28, 2018 (Accession Number 0001193125-18-207663).

(h)(1)(d)	Amendment to Administration Agreement, dated February 12, 2014. Incorporated herein by reference to the Registrant’s Registration Statement as filed on June 27, 2014 (Accession Number 0001193125-14-253403).

(h)(1)(e)	Amendment to February 19, 2005 Administration Agreement, dated November 11, 2015, including Schedule A. Incorporated herein by reference to the Registrant’s Registration Statement filed with the Securities and Exchange Commission on June 27, 2016 (Accession Number 0001193125-16-633296).

(h)(1)(f)	Amendment to Administration Agreement, dated April 1, 2016, including Schedule A. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on April 28, 2016 (Accession Number 0001193125-16-563965).

(h)(2)(a)	Amended and Restated Transfer Agency Agreement between Registrant and Boston Financial Data Services, Inc. (“BFDS”), effective September 1, 2014. Incorporated herein by reference to the Registrant’s Registration Statement filed with the Securities and Exchange Commission on August 29, 2014 (Accession Number 0001193125-14-327164).

(h)(2)(b)	Form of Amended Appendix A, dated as of June 21, 2018, to the Amended and Restated Transfer Agency Agreement between the Trust and Boston Financial Data Services, Inc. (“BFDS”) dated September 1, 2014. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on June 28, 2018 (Accession Number 0001193125-18-207663).

(h)(2)(c)	Amendment to Amended and Restated Transfer Agency Agreement between the Trust and BFDS, dated November 11, 2015. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on December 8, 2016 (Accession Number 0001193125-16-788570).

(h)(3)(a)	Shareholder Servicing Agreement, effective February 19, 2005, between Registrant and JPMorgan Distribution Services, Inc. Incorporated herein by reference to the Registrant’s Registration Statement filed with the Securities and Exchange Commission in Post-Effective Amendment No. 71 to the Registration Statement on April 27, 2005 (Accession Number 0001193125-05-086890).

(h)(3)(b)	Amendment to the Shareholder Servicing Agreement including Schedules A and B (amended as of August 22, 2013). Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on October 28, 2013 (Accession Number 0001193125-13-413482).

(h)(3)(c)	Form of Amended Schedule B to the Shareholder Servicing Agreement, (amended as of May 15, 2018). Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on June 28, 2018 (Accession Number 0001193125-18-207663).

(h)(3)(d)	Amendment, dated February 12, 2014, to the Shareholder Servicing Agreement, dated February 19, 2005. Incorporated herein by reference to the Registrant’s Registration Statement as filed on June 27, 2014 (Accession Number 0001193125-14-253403).

(h)(3)(e)	Amendment dated November 11, 2015, to the Shareholder Servicing Agreement, dated February 19, 2005, including Schedule A. Incorporated herein by reference to the Registrant’s Registration Statement filed with the Securities and Exchange Commission on June 27, 2016 (Accession Number 0001193125-16-633296).

(h)(4)(a)	Securities Lending Agreement, Amended and Restated February 9, 2010, between the Registrant and JPMorgan Chase Bank, N.A. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 25, 2010 (Accession Number 0001145443-10-000327).

(h)(4)(b)	Amended to Securities Lending Agreement, Amended and Restated, effective as of March 1, 2011, between the Registrant and JPMorgan Chase Bank, N.A. Incorporated herein by reference to the Registrant’s Registration Statement filed with the Securities and Exchange Commission on April 26, 2011 (Accession Number 0001193125-11-109388).

(h)(4)(c)	Amended and Restated Securities Lending Agency Agreement, effective March 1, 2011, between the Registrant and The Goldman Sachs Bank USA. Incorporated herein by reference to the Registrant’s Registration Statement filed with the Securities and Exchange Commission on April 26, 2011 (Accession Number 0001193125-11-109388).

(h)(4)(c)(i)	Schedule 2, revised February 1, 2012, to the Amended and Restated Securities Lending Agreement between the Registrant and the Goldman Sachs Bank USA. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 27, 2012 (Accession Number 0001193125-12-081063).

(h)(4)(c)(ii)	Schedule A to the Amended and Restated Securities Lending Agreement between the Registrant and the Goldman Sachs Bank USA. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on August 19, 2011 (Accession Number 0001193125-11-227304).

(h)(4)(d)	Amended and Restated The Third Party Securities Lending Agreement, effective March 1, 2011, between the Registrant and The Goldman Sachs Bank USA. Incorporated herein by reference to the Registrant’s Registration Statement filed with the Securities and Exchange Commission on April 26, 2011 (Accession Number 0001193125-11-109388).

(h)(5)	Indemnification Agreement dated August 10, 2004. Incorporated herein by reference to the Registrant’s Registration Statement filed with the Securities and Exchange Commission in Post-Effective Amendment No. 71 to the Registration Statement on April 27, 2005 (Accession Number 0001193125-05-086890).

(h)(6)	Form of Trust Fund/SERV Agreement used by JPMorgan Distribution Services, Inc. Incorporated herein by reference to the Registrant’s Registration Statement filed with the Securities and Exchange Commission on August 18, 2017 (Accession Number 0001193125-17-262150).

(h)(7)	Form of Sub Transfer Agency Agreement between the Recordkeeper and the Registrant. Incorporated herein by reference to the Registrant’s Registration Statement filed with the Securities and Exchange Commission on September 1, 2016 (Accession Number 0001193125-16-699672).

(h)(8)	Form of Service Agreement between the Financial Intermediary and JPMorgan Distribution Services, Inc. Incorporated herein by reference to the Registrant’s Registration Statement filed with the Securities and Exchange Commission on September 1, 2016 (Accession Number 0001193125-16-699672).

(h)(9)	Form of Mutual Fund Sales Agreement between the Financial Intermediary and JPMorgan Distribution Services, Inc. Incorporated herein by reference to the Registrant’s Registration Statement filed with the Securities and Exchange Commission on August 18, 2017 (Accession Number 0001193125-17-262150).

(h)(10)	Form of Bilateral Networking Agreement among Registrant, JPMorgan Distribution Services, Inc. and the Financial Intermediary. Incorporated herein by reference to the Registrant’s Registration Statement filed with the Securities and Exchange Commission on September 1, 2016 (Accession Number 0001193125-16-699672).

(h)(11)	Fee Waiver Agreement for the R Class shares of the JPMorgan Trust II Funds listed on Schedule A. Incorporated herein by reference to the Registrant’s Registration Statement filed with the Securities and Exchange Commission in Post-Effective Amendment No. 85 as filed on October 27, 2006 (Accession Number 0001145443-06-003260).

(h)(12)	Fee Waiver Agreement for the JPMorgan Trust II Funds listed on Schedule A. Incorporated herein by reference to the Registrant’s Registration Statement filed with the Securities and Exchange Commission in Post-Effective Amendment No. 85 as filed on October 27, 2006 (Accession Number 0001145443-06-003260).

(h)(13)	Form of JPMOS Service Agreement and Sales Agreement for JPMorgan Money Market Funds. Incorporated herein by reference to the Registrant’s Registration Statement as filled with the Securities and Exchange Commission on October 25, 2012 (Accession 0001193123-12-435217).

(h)(14)	Form of Fee Waiver Agreement for the JPMorgan International Research Enhanced Equity Fund, dated March 1, 2018. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 28, 2018 (Accession Number 0001193125-18-064448).

(h)(15)	Form of Amendment to the JPMorgan Trust II Funds Fee Waiver Agreement. Incorporated herein by reference to the Registrant’s Registration Statement filed with the Securities and Exchange Commission in Post-Effective Amendment No. 86 as filed on February 27, 2007 (Accession Number 0001145443-07-000492).

(h)(16)	Form of Fee Waiver Agreement for the JPMorgan U.S. Real Estate Fund. Incorporated herein by reference to the Registrant’s Registration Statement filed with the Securities and Exchange Commission on April 26, 2013 (Accession Number 0001193125-13-176940).

(h)(17)	Form of Fee Waiver Agreement, dated July 1, 2018, for the FYE 2/28 Funds listed on Schedule A thereto. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on June 28, 2018 (Accession Number 0001193125-18-207663).

(h)(18)	Form of Fee Waiver Agreement for the FYE 6/30 Funds listed on Schedule A, thereto, dated November 1, 2017. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on October 31, 2017 (Accession Number 0001193125-17-327335).

(h)(19)	Form of Fee Waiver for the Class R2 Shares Funds. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on August 28, 2008 (Accession Number 0001145442-08-002494).

(h)(20)	Form of Fee Waiver for the E*TRADE Shares for the JPMorgan Liquid Assets Money Market Fund. Incorporated herein by reference to the Registrant’s Registration Statement filed with the Securities and Exchange Commission on August 28, 2008 (Accession Number 0001145443-08-002494).

(h)(21)	Form of Fee Waiver for the Class R2 Shares for the JPMorgan U.S. Real Estate Fund. Incorporated herein by reference to the Registrant’s Registration Statement filed with the Securities and Exchange Commission on August 28, 2008 (Accession Number 0001145443-08-002494).

(h)(22)	Form of Fee Waiver for the Service Shares for the JPMorgan U.S. Treasury Plus Money Market Fund. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on October 16, 2008 (Accession Number 0001145442-08-002755).

(h)(23)	Form of Fee Waiver for JPMorgan Large Cap Growth Fund, Class R5 Shares. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 13, 2009 (Accession Number 001145443-09-000187).

(h)(24)	Form of Fee Waiver for New Classes for the JPMorgan Short Term Municipal Bond Fund, and JPMorgan Core Plus Bond Fund and JPMorgan Diversified Mid Cap Growth Fund. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on March 20, 2009 (Accession Number 0001145443-09-000542).

(h)(25)	Form of Fee Waiver Agreement for Class R6 Shares of J.P. Morgan Funds. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on November 29, 2010 (Accession Number 0001145443-10-002656).

(h)(26)	Form of Fee Waiver Agreement for Class R2 and Class R5 Shares of JPMorgan Equity Income Fund. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on December 22, 2010 (Accession Number 000193125-10-286706).

(h)(27)	Form of Fee Waiver Agreement for Class R5 and Class R6 Shares of the JPMorgan Mid Cap Growth Fund. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on August 19, 2011 (Accession Number 0001193125-11-227304).

(h)(28)	Form of Fund of Funds Service Agreement. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on October 27, 2011 (Accession Number 0001193125-11-284305).

(h)(29)	Form of Administrative Sub-Accounting Agreement. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on June 27, 2013 (Accession Number 0001193125-13-274321).

(h)(30)	Form of JPMOS Sales Agreement - JPMorgan Money Market Funds. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on October 27, 2011 (Accession Number 0001193125-11-284305).

(h)(31)	Form of Fee Waiver for Class R6 Shares of the JPMorgan Equity Income Fund. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on November 16, 2011 (Accession Number 0001193125-11-313936).

(h)(32)	Form of Fee Waiver Agreement for Eagle Class Shares of JPMorgan U.S. Government Money Market Fund and JPMorgan U.S. Treasury Plus Money Market Fund. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on December 27, 2011 (Accession Number 0001193125-11-352974).

(h)(32)	Form of Fee Waiver Agreement for JPMorgan High Yield Fund, dated September 1, 2012. Incorporated herein by reference to the Registrant’s Registration Statement as filled with the Securities and Exchange Commission on October 23, 2012 (Accession 0001193123-12-435217).

(h)(33)	Fee Waiver Agreement for new expense caps for JPMorgan Intrepid Mid Cap Fund, JPMorgan High Yield Fund, JPMorgan Investor Balanced Fund, JPMorgan Investor Conservative Growth Fund, JPMorgan Investor Growth & Income Fund and JPMorgan Investor Growth Fund. Incorporated herein by reference to the Registrant’s Registration Statement as file with the Securities and Exchange Commission on October 25, 2012 (Accession Number 0001193125-12-435217).

(h)(34)	Form of Fee Waiver Agreement for JPMorgan Intrepid Mid Cap Fund Class R6 Shares. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on August 31, 2015 (Accession Number 0001193125-15-308269).

(h)(35)	Form of Fee Waiver Agreement for the JPMorgan Multi-Cap Market Neutral Fund, dated September 1, 2015. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on October 30, 2015 (Accession Number 0001193125-15-359963).

(h)(36)	Form of Fee Waiver for the JPMorgan U.S. Government Money Market Fund E*TRADE Class Shares and JPMorgan U.S. Treasury Plus Money Market Fund Capital Shares. Incorporated herein by reference to the Registrant’s Registration Statement filed with the Securities and Exchange Commission on November 17, 2015 (Accession Number 0001193125-15-379565).

(h)(37)	Form of Fee Waiver Agreement for the JPMorgan Government Bond Fund, Class R3 and Class R4 Shares. Incorporated herein by reference to the Registrant’s Registration Statement filed with the Securities and Exchange Commission on June 30, 2016 (Accession Number 0001193125-16-637922).

(h)(38)	Form of Fee Waiver Agreement for Class R3 and Class R4 Shares for the JPMorgan Equity Income Fund, JPMorgan Intrepid Mid Cap Fund, JPMorgan Large Cap Growth Fund, JPMorgan Mid Cap Growth Fund and JPMorgan Small Cap Value Fund. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on July 11, 2016 (Accession Number 0001193125-16-645534).

(h)(39)	Form of Fee Waiver Agreement for Class R3 and Class R4 Shares for JPMorgan Core Bond Fund, Class R3, Class R4 and Class R5 Shares for JPMorgan Core Plus Bond Fund, Class R6 Shares for JPMorgan Equity Index Fund and Class R5 Shares for JPMorgan Small Cap Growth Fund. Incorporated herein by reference to the Registrant’s Registration Statement filed with the Securities and Exchange Commission on September 1, 2016 (Accession Number 0001193125-16-699672).

(h)(40)	Form of Fee Waiver Agreement for Class T Shares for J.P. Morgan Funds listed in Schedule A. Incorporated herein by reference to the Registrant’s Registration Statement filed with the Securities and Exchange Commission on February 28, 2019 (Accession Number 0001193125-17-062620).

(h)(41)	Form of Fee Waiver Agreement for Eagle Private Wealth Class Shares of the JPMorgan U.S. Government Money Market Fund, dated May 18, 2017. Incorporated herein by reference to the Registrant’s Registration Statement filed with the Securities and Exchange Commission on July 27, 2017 (Accession Number 0001193125-17-238251).

(h)(42)	Form of Fee Waiver Agreement for Class R3 and Class R4 Shares for JPMorgan Small Cap Growth Fund. Incorporated herein by reference to the Registrant’s Registration Statement filed with the Securities and Exchange Commission on July 28, 2017 (Accession Number 0001193125-17-240088).

(h)(43)	Form of Fee Waiver Agreement for Class R2, Class R3, Class R4, Class R5 and Class R6 Shares for the J.P. Morgan Investor Funds. Incorporated herein by reference to the Registrant’s Registration Statement filed with the Securities and Exchange Commission on July 28, 2017 (Accession Number 0001193125-17-240202).

(h)(44)	Form of Fee Waiver Agreement for JPMorgan High Yield Fund, Class R3 and Class R4 Shares. Incorporated herein by reference to the Registrant’s Registration Statement filed with the Securities and Exchange Commission on August 18, 2017 (Accession Number 0001193125-17-262150).

(h)(45)	Form of Fee Waiver Agreement for Class R6 Shares for JPMorgan International Research Enhanced Equity Fund. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on October 31, 2017 (Accession Number 0001193125-17-327922).

(h)(46)	Form of Fee Waiver Agreement for JPMorgan Municipal Income Fund. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on November 3, 2017 (Accession Number 0001193125-17-332720).

(i)	Opinion and consent of counsel. Filed herewith.

(j)(1)	Consent of independent registered public accounting firm. Filed herewith.

(k)	None

(l)	Purchase Agreement dated July 18, 1985, between Registrant and Physicians Insurance Company of Ohio is incorporated by reference to Exhibit (13) to Post Effective Amendment No. 45 (filed August 26, 1998) to Registrant’s Registration Statement on Form N-1A.

(m)(1)	Combined Amended and Restated Distribution Plan, amended as of November 11, 2015, including Schedules A and B. Incorporated herein by reference to the Registrant’s Registration Statement filed with the Securities and Exchange Commission on November 17, 2015 (Accession Number 0001193125-15-379565).

(m)(2)	Amended Schedule B, dated May 15, 2018, to the Combined Amended and Restated Distribution Plan (as amended November 11, 2015). Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on June 28, 2018 (Accession Number 0001193125-18-207663).

(n)(1)	Combined Amended and Restated Rule 18f-3, Multi-Class Plan, including Exhibit A, amended as of June 21, 2018. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on June 28, 2018 (Accession Number 0001193125-18-207663).

(n)(2)	Amended Exhibit B, dated June 21, 2018, to the Combined Amended and Restated Rule 18f-3 Multi-Class Plan, amended as of June 21, 2018. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on June 28, 2018 (Accession Number 0001193125-18-207663).

(p)(1)	Code of Ethics for the Trust. Incorporated herein by reference to the Registrant’s Registration Statement filed with the Securities and Exchange Commission on June 27, 2016 (Accession Number 0001193125-16-633296).

(p)(2)	Code of Ethics of JPMAM, including JPMIM, Effective February 5, 2005, (Revised March 31, 2016). Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on April 28, 2016 (Accession Number 0001193125-16-563965).

(p)(3)	Code of Ethics for JPMorgan Distribution Services, Inc. (formerly One Group Dealer Services, Inc.) as of February 19, 2005) is incorporated by reference to Exhibit (p)(3) to Post-Effective Amendment No. 68 (filed December 16, 2004) to the Registrant’s Registration Statement on Form N-1A.

(99)(a)	Powers of Attorney for the Trustees. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 28, 2018 (Accession Number 0001193125-18-064448).

(99)(b)	Power of Attorney for Brian S. Shlissel. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 28, 2018 (Accession Number 0001193125-18-064448).

(99)(c)	Power of Attorney for Timothy Clemens. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on June 28, 2018 (Accession Number 0001193125-18-207663).

(99)(d)	Power of Attorney for Stephen Fisher. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on June 28, 2018 (Accession Number 0001193125-18-207663).

Item 29.	Persons Controlled by or under Common Control with Registrant

As of the effective date of this Registration Statement there are no persons controlled or under common control with the Registrant.

Item 30.	Indemnification.

Reference is made to Section 3 and Section 5 of Registrant’s Declaration of Trust and Section 1.10 of Registrant’s Distribution Agreement.

The Registrant’s Declaration of Trust states that every person who is, has been, or becomes a Trustee or officer of the Trust or is or has been a trustee or director of a Predecessor Entity shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or her in connection with any proceeding in which he or she becomes involved as a party or otherwise by virtue of being or having been a Trustee or officer of the Trust or a trustee or director of a Predecessor Entity and against amounts paid or incurred by him or her in the settlement thereof.

The Trustees shall be entitled and empowered to the fullest extent permitted by law to purchase with Trust assets insurance for liability and for all expenses reasonably incurred or paid or expected to be paid by a Trustee, officer or agent of the Trust or a trustee or director of a predecessor entity in connection with any proceeding in which he or she may become involved by virtue of his or her capacity or former capacity as a Trustee, officer or agent of the Trust or a trustee or director of a Predecessor Entity.

The Trust agrees to indemnify, defend and hold the Distributor, its several directors, officers and employees, and any person who controls the Distributor within the meaning of Section 15 of the Securities Act, free and harmless from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any reasonable counsel fees incurred in connection therewith) which the Distributor, its directors, officers and employees, or any such controlling person may incur under the Securities Act or under common law or otherwise arising out of or based upon

(i) any untrue statement, or alleged untrue statement, of a material fact contained in any registration statement or any prospectus, (ii) any omission, or alleged omission, to state a material fact, required to be stated in either any registration statement or any prospectus, or necessary to make the statements in either thereof not misleading, or (iii) any Trust advertisement or sales literature that is not in compliance with applicable laws, rules or regulations (including, but not limited to the Conduct Rules of the National Association of Securities Dealers, Inc.). However, the Trust’s agreement to indemnify the Distributor, its directors, officers or employees, and any such controlling person, shall not be deemed to cover any claims, demands, liabilities or expenses arising out of any statements or representations as are contained in any prospectus, advertisement or sales literature and in such financial and other statements as are furnished in writing to the Trust by the Distributor and used in the answers to the registration statement or in the corresponding statements made in the prospectus, advertisement or sales literature, or arising out of or based upon any omission or alleged omission to state a material fact in connection with the giving of such information required to be stated in such answers or necessary to make the answers not misleading. Further, the Trust’s agreement to indemnify Distributor and the Trust’s representations and warranties set forth in the Distribution Agreement shall not be deemed to cover any liability to the Trust or its Shareholders to which Distributor would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of Distributor’s reckless disregard of its obligations and duties under the Distribution Agreement.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “1933 Act”), may be permitted to directors, trustees, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, trustee, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, trustee, officer or controlling person or principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 31.	Business and Other Connections of Investment Advisers

See “Management of the Trust” in Part B. The business or other connections of each director and officer of Security Capital Research & Management Incorporated is currently listed in the investment advisor registration on Form ADV for Security Capital Research & Management Incorporated (File No. 801-53815) and is incorporated herein by reference.

See “Management of the Trust” in Part B. The business and other connections of each directors of J.P. Morgan Investment Management Inc. is currently listed in the investment adviser registration on Form ADV for J.P. Morgan Investment Management Inc. (File No. 801-21011) and is incorporated by reference herein.

Item 32.	Principal Underwriters

(a) JPMorgan Distribution Services, Inc. is the principal underwriter of the Registrant’s shares. JPMorgan Distribution Services, Inc. is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. JPMorgan Distribution Services, Inc. is located at 1111 Polaris Parkway, Columbus, Ohio 43240. JPMorgan Distribution Services, Inc. acts as the principal underwriter for the following additional investment companies:

J.P. Morgan Fleming Mutual Fund Group, Inc.

J.P. Morgan Mutual Fund Investment Trust

JPMorgan Trust I

JPMorgan Trust II

JPMorgan Trust III

JPMorgan Trust IV

Undiscovered Managers Funds

JPMorgan Insurance Trust

J.P. Morgan Exchange-Traded Fund Trust

(b) The directors and officers of JPMorgan Distribution Services, Inc. are set forth below. The business address of each director or officer is 1111 Polaris Parkway, Columbus, Ohio 43240.

Name with Registrant	Positions and Offices with JPMorgan Distributions Services, Inc.	Positions
Susan Montgomery	Director & President	None
Michael R. Machulski	Director, Managing Director & Treasurer	None
Anthony J. Horan	Senior Vice President & Assistant Secretary	None
Aisling V. DeSola	Vice President & Secretary	None
James A. Hoffman	Executive Director	None
Jessica K. Ditullio	Assistant Secretary	Assistant Secretary
Frank J. Drozek	Assistant Treasurer	None
Christopher J. Mohr	Assistant Treasurer	None

(c) Not applicable.

Item 33.	Location of Accounts and Records

(1)	Security Capital Research & Management Incorporated, 10 South Dearborn, Chicago, Illinois 60603 (records relating to its functions as Investment Adviser to the U. S. Real Estate Fund).

(2)	J.P. Morgan Investment Management Inc., 270 Park Avenue, New York, New York 10017 (records relating to its functions as Investment Adviser).

(3)	JPMorgan Distribution Services, Inc., 1111 Polaris Parkway, Columbus, Ohio 43240 (records relating to its functions as Distributor for all Funds).

(4)	J.P. Morgan Investment Management Inc., 1111 Polaris Parkway, Columbus, Ohio 43240 (records relating to its functions as Administrator for all Funds).

(5)	DST Systems Inc., 333 West 11th Street, Kansas City, Mo 64105 (records relating to its functions as transfer agent to the Funds).

(6)	JPMorgan Chase Bank, N.A. 270 Park Avenue, New York, New York 10017 (records relating to its functions as custodian).

Item 34.	Management Services

N/A

Item 35.	Undertakings

The Registrant undertakes to call a meeting of Shareholders, at the request of at least 10% of the Registrant’s outstanding shares, for the purpose of voting upon the question of removal of a trustee or trustees and to assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940.

The Registrant undertakes to furnish to each person to whom a prospectus for a particular fund is delivered a copy of the Registrant’s latest annual report to shareholders relating to that fund upon request and without charge.

SIGNATURE

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, JPMorgan Trust II, certifies that it meets all the requirements for effectiveness of the Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Columbus and State of Ohio on the 28th day of June, 2018.

JPMORGAN TRUST II

By:	BRIAN S. SHLISSEL*
Brian S. Shlissel
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on June 28, 2018.

	JOHN F. FINN*	MARY E. MARTINEZ*
	John F. Finn Trustee	Mary E. Martinez Trustee

	STEPHEN FISHER*	MARILYN MCCOY*
	Stephen Fisher Trustee	Marilyn McCoy Trustee

	MATTHEW GOLDSTEIN* Matthew Goldstein Trustee	MITCHELL M. MERIN* Mitchell M. Merin Trustee.

	DENNIS P. HARRINGTON*	ROBERT A. ODEN, JR.*
	Dennis P. Harrington Trustee	Robert A. Oden, Jr. Trustee

	FRANKIE D. HUGHES*	MARIAN U. PARDO*
	Frankie D. Hughes Trustee	Marian U. Pardo Trustee

	RAYMOND KANNER*	JAMES J. SCHONBACHLER*
	Raymond Kanner Trustee	James J. Schonbachler Trustee

	PETER C. MARSHALL*	BRIAN S. SHLISSEL*
	Peter C. Marshall Trustee	Brian S. Shlissel President and Principal Executive Officer

TIMOTHY J. CLEMENS*
Timothy J. Clemens* Treasurer and Principal Financial Officer

*By	/s/ JESSICA K. DITULLIO
Jessica K. Ditullio
Attorney-in-Fact

Exhibit Index

(i)	Opinion and consent of counsel

(j)(1)	Consent of independent registered public accounting firm